Item 1. Report to Shareholders.

(b) Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named Mark Wehrle as an Audit Committee financial expert serving on its Audit Committee. Mark Wehrle is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2023, and December 31, 2024. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2023	$2,298,434	$0	$0	$0
2024	$2,040,200	$41,400	$0	$0

The above Audit-Related Fees for 2023 and 2024 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s registration statement filings.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2023	$0	$0	$0
2024	$0	$0	$0

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2023, was $0. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2024, was $41,400.

(h) For the fiscal years ended December 31, 2023, and December 31, 2024, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the financial statements under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

JACKSON®

Annual Financial Statements

DECEMBER 31, 2024

JNL Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).
Jackson National Life Distributors LLC.
Issued by Jackson National Life Insurance Company
One Corporate Way, Lansing, MI 48951

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

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This consent will continue until revoked and will cover delivery to you in the form of an email or by notice to you of a document's availability on the Jackson National Life Insurance Company (also referred to as Jackson®) website. For jointly owned contracts, all joint owners are consenting to electronic delivery and use of the single email address below. Please contact the Jackson Customer Care Center or go to Jackson.com to update your email address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson's website (Jackson.com) is required for electronic delivery of contract-related correspondence.

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IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

Dear Client:

If you are a current member of a household with multiple variable products, and have not instructed Jackson otherwise, you currently receive only one copy of the following general documents: Prospectus, Annual and Semi-Annual Tailored Shareholder Reports (“TSRs”), and other documents as permitted under applicable federal laws relating to Jackson’s variable products and their underlying investment options.

These general documents do not contain specific information regarding individual contracts or policies. This delivery policy does not apply to account statements, confirmation statements, or other documents reflecting transaction activity, which you will continue to receive individually.

We will continue to send one such copy of these general documents unless we receive a request to receive these separately for each product. You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 1-800-644-4565. Once we receive your request, we will start sending you separate copies within 30 days of receipt of your request.

If you have not previously elected to receive your prospectus and other documents electronically and would like to do so, please register for Jackson’s Electronic Delivery Program, visit JacksonEdelivery.com, or contact our Customer Care Center at 866/349-4564, Monday through Friday. Our Go Paperless process is quick and easy for contract and policyholders– just have your contract or policy number available when you register.

Jackson appreciates your cooperation as we do our part to aid the environment by reducing the amount of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for new ways to operate more efficiently and provide the best customer service possible.

Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan)

and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

CMC22048 05/21

JNL Series Trust

December 31, 2024

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Washington Mutual Investors Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/JPMorgan Managed Aggressive Growth Fund, JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Growth Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL Growth ETF Allocation Fund, JNL Moderate ETF Allocation Fund, JNL Moderate Growth ETF Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager Floating Rate Income Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL S&P 500 Index Fund, JNL/AB Sustainable Global Thematic Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/Baillie Gifford International Growth Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Cohen & Steers U.S. Realty Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine Total Return Fund, JNL/Dreyfus Government Money Market Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs 4 Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan Nasdaq® Hedged Equity Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/JPMorgan U.S. Value Fund, JNL/Lazard International Quality Growth Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Newton Equity Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund, JNL/PPM America Total Return Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/RAFI Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/WCM China Quality Growth Fund, JNL/WCM Focused International Equity Fund, JNL/Westchester Capital Event Driven Fund, JNL/Western Asset Global Multi-Sector Bond Fund, JNL/William Blair International Leaders Fund, JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	125,606	3,270,770
Total Investment Companies (cost $3,061,076)		3,270,770
Total Investments 100.0% (cost $3,061,076)		3,270,770
Other Assets and Liabilities, Net (0.0)%		(1,112)
Total Net Assets 100.0%		3,269,658

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	50,354	466,777
Total Investment Companies (cost $486,882)		466,777
Total Investments 100.0% (cost $486,882)		466,777
Other Assets and Liabilities, Net (0.0)%		(149)
Total Net Assets 100.0%		466,628

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	35,104	434,944
Total Investment Companies (cost $390,204)		434,944
Total Investments 100.0% (cost $390,204)		434,944
Other Assets and Liabilities, Net (0.0)%		(171)
Total Net Assets 100.0%		434,773

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	31,360	301,999
Total Investment Companies (cost $369,133)		301,999
Total Investments 100.0% (cost $369,133)		301,999
Other Assets and Liabilities, Net (0.0)%		(118)
Total Net Assets 100.0%		301,881

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	27,898	1,029,704
Total Investment Companies (cost $961,006)		1,029,704
Total Investments 100.0% (cost $961,006)		1,029,704
Other Assets and Liabilities, Net (0.0)%		(390)
Total Net Assets 100.0%		1,029,314

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	33,870	614,732
Total Investment Companies (cost $725,944)		614,732
Total Investments 100.0% (cost $725,944)		614,732
Other Assets and Liabilities, Net (0.0)%		(223)
Total Net Assets 100.0%		614,509

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	53,885	6,868,698
Total Investment Companies (cost $5,179,462)		6,868,698
Total Investments 100.0% (cost $5,179,462)		6,868,698
Other Assets and Liabilities, Net (0.0)%		(2,031)
Total Net Assets 100.0%		6,866,667

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	168,163	11,702,453
Total Investment Companies (cost $8,436,879)		11,702,453
Total Investments 100.0% (cost $8,436,879)		11,702,453
Other Assets and Liabilities, Net (0.0)%		(4,333)
Total Net Assets 100.0%		11,698,120

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	73,221	1,306,267
Total Investment Companies (cost $1,417,133)		1,306,267
Total Investments 100.0% (cost $1,417,133)		1,306,267
Other Assets and Liabilities, Net (0.0)%		(545)
Total Net Assets 100.0%		1,305,722

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	49,563	1,321,843
Total Investment Companies (cost $1,197,274)		1,321,843
Total Investments 100.0% (cost $1,197,274)		1,321,843
Other Assets and Liabilities, Net (0.0)%		(591)
Total Net Assets 100.0%		1,321,252

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	237,295	4,000,794
Total Investment Companies (cost $3,206,716)		4,000,794
Total Investments 100.0% (cost $3,206,716)		4,000,794
Other Assets and Liabilities, Net (0.0)%		(1,626)
Total Net Assets 100.0%		3,999,168

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (98.5%) (a)	109,057	1,018,592
Total Investment Companies (cost $1,080,843)		1,018,592
Total Investments 100.0% (cost $1,080,843)		1,018,592
Other Assets and Liabilities, Net (0.0)%		(225)
Total Net Assets 100.0%		1,018,367

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.7%) (a)	88,967	778,459
Total Investment Companies (cost $870,089)		778,459
Total Investments 100.0% (cost $870,089)		778,459
Other Assets and Liabilities, Net (0.0)%		(234)
Total Net Assets 100.0%		778,225

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.5%) (a)	212,498	2,069,729
Total Investment Companies (cost $2,104,251)		2,069,729
Total Investments 100.0% (cost $2,104,251)		2,069,729
Other Assets and Liabilities, Net (0.0)%		(494)
Total Net Assets 100.0%		2,069,235

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.7%) (a)	285,942	3,434,158
Total Investment Companies (cost $2,858,181)		3,434,158
Total Investments 100.0% (cost $2,858,181)		3,434,158
Other Assets and Liabilities, Net (0.0)%		(666)
Total Net Assets 100.0%		3,433,492

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.7%) (a)	228,482	2,524,728
Total Investment Companies (cost $2,278,068)		2,524,728
Total Investments 100.0% (cost $2,278,068)		2,524,728
Other Assets and Liabilities, Net (0.0)%		(500)
Total Net Assets 100.0%		2,524,228

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 62.6%
JNL Multi-Manager Mid Cap Fund - Class I (6.5%) (a)	3,842	79,367
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,029	46,809
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	2,129	46,729
JNL Multi-Manager U.S. Select Equity Fund - Class I (12.0%) (a)	8,180	133,744
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.9%) (a)	1,223	32,510
JNL/JPMorgan U.S. Value Fund - Class I (3.4%) (a)	3,005	57,094
JNL/Morningstar SMID Moat Focus Index Fund - Class I (30.8%) (a)	3,614	38,961
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (8.9%) (a)	9,071	117,114
JNL/Newton Equity Income Fund - Class I (2.2%) (a)	1,781	60,961
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (8.3%) (a)	4,407	43,714
JNL/T. Rowe Price Growth Stock Fund - Class I (0.8%) (a)	909	88,132
JNL/T. Rowe Price Value Fund - Class I (2.1%) (a)	3,217	96,640
JNL/WMC Equity Income Fund - Class I (5.5%) (a)	2,954	58,023
		899,798
International Equity 18.7%
JNL Multi-Manager International Small Cap Fund - Class I (10.1%) (a)	5,925	66,239
JNL/Causeway International Value Select Fund - Class I (5.1%) (a)	5,333	100,477
JNL/WCM Focused International Equity Fund - Class I (5.7%) (a)	6,924	101,644
		268,360
Emerging Markets Equity 7.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.2%) (a)	6,653	58,278
JNL/GQG Emerging Markets Equity Fund - Class I (5.5%) (a)	3,247	49,187
		107,465
Global Equity 7.4%
JNL/Harris Oakmark Global Equity Fund - Class I (6.3%) (a)	2,253	28,865
JNL/Loomis Sayles Global Growth Fund - Class I (10.4%) (a)	4,109	77,952
		106,817
Domestic Fixed Income 2.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	2,782	39,556
Alternative 1.0%
Jackson Real Assets Fund - Class I (6.0%) (a)	1,425	14,749
Total Investment Companies (cost $1,194,990)		1,436,745
Total Investments 100.0% (cost $1,194,990)		1,436,745
Other Assets and Liabilities, Net (0.0)%		(345)
Total Net Assets 100.0%		1,436,400

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 62.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.0%) (a)	4,131	58,748
JNL/DoubleLine Total Return Fund - Class I (3.3%) (a)	5,854	64,337
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.0%) (a)	4,889	61,459
JNL/Lord Abbett Short Duration Income Fund - Class I (2.9%) (a)	1,961	19,651
JNL/PIMCO Income Fund - Class I (2.9%) (a)	3,733	44,762
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.3%) (a)	892	11,168
JNL/PIMCO Real Return Fund - Class I (0.8%) (a)	709	8,403
JNL/PPM America Investment Grade Credit Fund - Class I (3.8%) (a)	1,070	11,166
JNL/PPM America Total Return Fund - Class I (3.5%) (a)	4,054	53,062
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	1,223	15,414
		348,170
Domestic Equity 13.3%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	289	5,976
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	246	5,403
JNL Multi-Manager U.S. Select Equity Fund - Class I (1.7%) (a)	1,168	19,102
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I (13.7%) (a)	535	5,516
JNL/JPMorgan U.S. Value Fund - Class I (0.4%) (a)	374	7,103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (1.1%) (a)	1,105	14,265
JNL/T. Rowe Price Value Fund - Class I (0.2%) (a)	320	9,607
JNL/WMC Equity Income Fund - Class I (0.7%) (a)	366	7,189
		74,161
Alternative 10.6%
Jackson Credit Opportunities Fund - Class I (5.1%) (a)	2,484	25,660
Jackson Real Assets Fund - Class I (3.6%) (a)	848	8,772
JNL Multi-Manager Alternative Fund - Class I (3.1%) (a)	1,874	24,701
		59,133
Domestic Balanced 6.1%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.2%) (a)	1,186	33,785
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.8%) (a)	1,602	19,576
International Equity 2.5%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	381	7,181
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	477	7,002
		14,183
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.7%) (a)	946	8,287
Total Investment Companies (cost $530,703)		557,295
Total Investments 100.0% (cost $530,703)		557,295
Other Assets and Liabilities, Net (0.0)%		(138)
Total Net Assets 100.0%		557,157

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 52.5%
JNL Multi-Manager Mid Cap Fund - Class I (12.1%) (a)	7,159	147,902
JNL Multi-Manager Small Cap Growth Fund - Class I (2.6%) (a)	1,427	64,906
JNL Multi-Manager Small Cap Value Fund - Class I (3.7%) (a)	3,269	71,763
JNL Multi-Manager U.S. Select Equity Fund - Class I (22.4%) (a)	15,315	250,392
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.5%) (a)	1,635	43,482
JNL/JPMorgan U.S. Value Fund - Class I (6.3%) (a)	5,509	104,676
JNL/Morningstar SMID Moat Focus Index Fund - Class I (40.0%) (a)	4,693	50,586
JNL/Morningstar Wide Moat Index Fund - Class I (12.2%) (a)	12,510	161,500
JNL/Newton Equity Income Fund - Class I (4.2%) (a)	3,376	115,524
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (16.6%) (a)	8,866	87,949
JNL/T. Rowe Price Growth Stock Fund - Class I (1.4%) (a)	1,511	146,445
JNL/T. Rowe Price Value Fund - Class I (3.7%) (a)	5,752	172,792
JNL/WMC Equity Income Fund - Class I (10.2%) (a)	5,434	106,721
		1,524,638
International Equity 17.5%
JNL Multi-Manager International Small Cap Fund - Class I (15.6%) (a)	9,191	102,754
JNL/Causeway International Value Select Fund - Class I (10.3%) (a)	10,659	200,812
JNL/WCM Focused International Equity Fund - Class I (11.5%) (a)	13,949	204,775
		508,341
Domestic Fixed Income 12.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.7%) (a)	7,784	110,690
JNL/DoubleLine Total Return Fund - Class I (5.2%) (a)	9,408	103,393
	Shares	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.1%) (a)	6,207	78,027
JNL/Lord Abbett Short Duration Income Fund - Class I (4.4%) (a)	2,952	29,578
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.5%) (a)	1,761	22,049
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.7%) (a)	1,762	22,212
		365,949
Alternative 5.7%
Jackson Credit Opportunities Fund - Class I (15.1%) (a)	7,371	76,147
Jackson Real Assets Fund - Class I (18.5%) (a)	4,400	45,540
JNL Multi-Manager Alternative Fund - Class I (5.6%) (a)	3,444	45,398
		167,085
Global Equity 5.2%
JNL/Harris Oakmark Global Equity Fund - Class I (8.0%) (a)	2,844	36,437
JNL/Loomis Sayles Global Growth Fund - Class I (15.5%) (a)	6,131	116,305
		152,742
Emerging Markets Equity 5.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.1%) (a)	9,029	79,090
JNL/GQG Emerging Markets Equity Fund - Class I (8.0%) (a)	4,698	71,179
		150,269
Emerging Markets Fixed Income 1.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.9%) (a)	3,011	36,798
Total Investment Companies (cost $2,557,226)		2,905,822
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Inter RAO UES (b) (c) (d)	4,795	-
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (b) (c) (d)	175	-
Public Joint Stock Company Novolipetsk Metallurgical Plant (b) (c) (d)	193	-
Public Joint Stock Company Phosagro (b) (c) (d)	-	-
Public Joint Stock Company Phosagro (b) (c) (d)	18	-
Publichnoe Aktsionernoe Obshchestvo Severstal (b) (c) (d)	27	-
Total Common Stocks (cost $2,242)		—
Total Investments 100.0% (cost $2,559,468)		2,905,822
Other Assets and Liabilities, Net (0.0)%		(730)
Total Net Assets 100.0%		2,905,092

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Restricted Securities table following the Schedules of Investments.

(c)  Non-income producing security.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 43.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.7%) (a)	9,695	137,862
JNL/DoubleLine Total Return Fund - Class I (7.0%) (a)	12,547	137,888
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (10.2%) (a)	12,518	157,356
JNL/Lord Abbett Short Duration Income Fund - Class I (9.5%) (a)	6,394	64,073
JNL/PIMCO Income Fund - Class I (6.4%) (a)	8,182	98,102
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.4%) (a)	2,358	29,518

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares	Value ($)
JNL/PIMCO Real Return Fund - Class I (2.7%) (a)	2,494	29,556
JNL/PPM America Investment Grade Credit Fund - Class I (10.0%) (a)	2,827	29,511
JNL/PPM America Total Return Fund - Class I (7.8%) (a)	9,006	117,892
JNL/T. Rowe Price U.S. High Yield Fund - Class I (10.5%) (a)	3,913	49,340
		851,098
Domestic Equity 26.6%
JNL Multi-Manager Mid Cap Fund - Class I (4.0%) (a)	2,345	48,444
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	517	23,521
JNL Multi-Manager Small Cap Value Fund - Class I (1.7%) (a)	1,501	32,954
JNL Multi-Manager U.S. Select Equity Fund - Class I (10.7%) (a)	7,324	119,748
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I (48.3%) (a)	1,888	19,465
JNL/JPMorgan U.S. Value Fund - Class I (2.8%) (a)	2,491	47,330
JNL/Morningstar Wide Moat Index Fund - Class I (5.9%) (a)	6,046	78,055
JNL/T. Rowe Price Growth Stock Fund - Class I (0.4%) (a)	448	43,433
JNL/T. Rowe Price Value Fund - Class I (1.2%) (a)	1,897	56,996
JNL/WMC Equity Income Fund - Class I (4.6%) (a)	2,470	48,511
		518,457
Alternative 10.3%
Jackson Credit Opportunities Fund - Class I (17.1%) (a)	8,363	86,388
Jackson Real Assets Fund - Class I (14.6%) (a)	3,486	36,086
JNL Multi-Manager Alternative Fund - Class I (9.8%) (a)	6,009	79,194
		201,668
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.8%) (a)	4,105	116,985
International Equity 5.7%
JNL Multi-Manager International Small Cap Fund - Class I (2.2%) (a)	1,312	14,667
JNL/Causeway International Value Select Fund - Class I (2.4%) (a)	2,516	47,397
JNL/WCM Focused International Equity Fund - Class I (2.8%) (a)	3,361	49,345
		111,409
Emerging Markets Equity 3.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.4%) (a)	4,384	38,407
JNL/GQG Emerging Markets Equity Fund - Class I (2.7%) (a)	1,578	23,902
		62,309
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (17.4%) (a)	4,823	58,932
Global Equity 1.5%
JNL/Loomis Sayles Global Growth Fund - Class I (3.8%) (a)	1,516	28,752
Total Investment Companies (cost $1,752,810)		1,949,610
Total Investments 100.0% (cost $1,752,810)		1,949,610
Other Assets and Liabilities, Net (0.0)%		(597)
Total Net Assets 100.0%		1,949,013

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.6%
JNL Multi-Manager Mid Cap Fund - Class I (10.1%) (a)	5,959	123,111
JNL Multi-Manager Small Cap Growth Fund - Class I (2.8%) (a)	1,535	69,829
JNL Multi-Manager Small Cap Value Fund - Class I (3.6%) (a)	3,184	69,881
	Shares	Value ($)
JNL Multi-Manager U.S. Select Equity Fund - Class I (23.0%) (a)	15,704	256,761
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.0%) (a)	1,325	35,222
JNL/JPMorgan U.S. Value Fund - Class I (5.7%) (a)	5,045	95,864
JNL/Morningstar SMID Moat Focus Index Fund - Class I (27.8%) (a)	3,268	35,225
JNL/Morningstar Wide Moat Index Fund - Class I (11.4%) (a)	11,705	151,116
JNL/Newton Equity Income Fund - Class I (3.8%) (a)	3,078	105,340
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (20.3%) (a)	10,803	107,161
JNL/T. Rowe Price Growth Stock Fund - Class I (1.2%) (a)	1,283	124,280
JNL/T. Rowe Price Value Fund - Class I (3.0%) (a)	4,668	140,217
JNL/WMC Equity Income Fund - Class I (9.3%) (a)	4,991	98,028
		1,412,035
Domestic Fixed Income 28.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.7%) (a)	14,032	199,530
JNL/DoubleLine Total Return Fund - Class I (10.1%) (a)	18,159	199,569
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (12.9%) (a)	15,817	198,821
JNL/Lord Abbett Short Duration Income Fund - Class I (14.9%) (a)	10,003	100,228
JNL/PIMCO Income Fund - Class I (5.3%) (a)	6,818	81,742
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.1%) (a)	1,442	18,053
JNL/PIMCO Real Return Fund - Class I (1.6%) (a)	1,525	18,068
JNL/PPM America Investment Grade Credit Fund - Class I (6.1%) (a)	1,729	18,045
JNL/PPM America Total Return Fund - Class I (8.1%) (a)	9,409	123,170
JNL/T. Rowe Price U.S. High Yield Fund - Class I (9.7%) (a)	3,617	45,616
		1,002,842
International Equity 11.3%
JNL Multi-Manager International Small Cap Fund - Class I (9.5%) (a)	5,621	62,847
JNL/Causeway International Value Select Fund - Class I (8.6%) (a)	8,877	167,243
JNL/WCM Focused International Equity Fund - Class I (9.7%) (a)	11,803	173,275
		403,365
Alternative 9.5%
Jackson Credit Opportunities Fund - Class I (27.7%) (a)	13,541	139,878
Jackson Real Assets Fund - Class I (29.6%) (a)	7,052	72,989
JNL Multi-Manager Alternative Fund - Class I (15.8%) (a)	9,672	127,481
		340,348
Emerging Markets Equity 3.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.1%) (a)	9,046	79,241
JNL/GQG Emerging Markets Equity Fund - Class I (6.9%) (a)	4,047	61,309
		140,550
Domestic Balanced 3.1%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.8%) (a)	3,909	111,406
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (26.7%) (a)	7,400	90,432
Global Equity 2.0%
JNL/Loomis Sayles Global Growth Fund - Class I (9.4%) (a)	3,717	70,518
Total Investment Companies (cost $3,075,024)		3,571,496
Total Investments 100.0% (cost $3,075,024)		3,571,496
Other Assets and Liabilities, Net (0.0)%		(944)
Total Net Assets 100.0%		3,570,552

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Shares	Value ($)

JNL/JPMorgan Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 62.8%
JNL Multi-Manager Mid Cap Fund - Class I (6.1%) (a)	3,580	73,972
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,378	62,680
JNL Multi-Manager Small Cap Value Fund - Class I (3.3%) (a)	2,863	62,842
JNL Multi-Manager U.S. Select Equity Fund - Class I (6.8%) (a)	4,674	76,417
JNL/BlackRock Large Cap Select Growth Fund - Class I (2.5%) (a)	1,320	128,542
JNL/ClearBridge Large Cap Growth Fund - Class I (9.6%) (a)	5,497	157,533
JNL/Invesco Diversified Dividend Fund - Class I (12.3%) (a)	6,016	101,182
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	502	36,657
JNL/JPMorgan U.S. Value Fund - Class I (4.4%) (a)	3,851	73,174
JNL/MFS Mid Cap Value Fund - Class I (1.3%) (a)	1,228	26,170
JNL/Newton Equity Income Fund - Class I (2.3%) (a)	1,841	63,008
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (8.1%) (a)	4,303	42,687
JNL/T. Rowe Price Growth Stock Fund - Class I (1.4%) (a)	1,542	149,459
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.2%) (a)	124	10,578
JNL/T. Rowe Price Value Fund - Class I (4.5%) (a)	6,978	209,627
JNL/WMC Value Fund - Class I (5.3%) (a)	1,561	57,707
		1,332,235
International Equity 21.5%
JNL/Causeway International Value Select Fund - Class I (8.8%) (a)	9,125	171,907
JNL/Lazard International Quality Growth Fund - Class I (17.1%) (a)	5,292	80,073
JNL/WCM Focused International Equity Fund - Class I (6.5%) (a)	7,850	115,232
JNL/William Blair International Leaders Fund - Class I (8.9%) (a)	7,658	89,982
		457,194
Domestic Fixed Income 5.9%
JNL/DoubleLine Total Return Fund - Class I (2.7%) (a)	4,758	52,286
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.2%) (a)	852	10,667
JNL/PPM America Investment Grade Credit Fund - Class I (3.6%) (a)	1,023	10,681
JNL/PPM America Total Return Fund - Class I (3.5%) (a)	3,990	52,233
		125,867
Emerging Markets Equity 5.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.7%) (a)	7,310	64,038
JNL/GQG Emerging Markets Equity Fund - Class I (6.0%) (a)	3,521	53,341
		117,379
Alternative 4.3%
Jackson Credit Opportunities Fund - Class I (5.7%) (a)	2,792	28,846
Jackson Real Assets Fund - Class I (7.3%) (a)	1,732	17,928
JNL Multi-Manager Alternative Fund - Class I (5.4%) (a)	3,300	43,497
		90,271
Total Investment Companies (cost $1,719,780)		2,122,946
Total Investments 100.0% (cost $1,719,780)		2,122,946
Other Assets and Liabilities, Net (0.0)%		(518)
Total Net Assets 100.0%		2,122,428

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL/JPMorgan Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 71.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	4,690	66,689
JNL/DoubleLine Total Return Fund - Class I (3.5%) (a)	6,225	68,409
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (2.9%) (a)	3,560	44,747
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.6%) (a)	4,396	61,987
JNL/PIMCO Income Fund - Class I (2.2%) (a)	2,875	34,470
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.9%) (a)	2,720	34,053
JNL/PIMCO Real Return Fund - Class I (3.1%) (a)	2,912	34,506
JNL/PPM America High Yield Bond Fund - Class I (1.8%) (a)	1,476	29,262
JNL/PPM America Investment Grade Credit Fund - Class I (9.3%) (a)	2,639	27,546
JNL/PPM America Total Return Fund - Class I (4.4%) (a)	5,091	66,647
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.4%) (a)	1,641	20,696
		489,012
Domestic Equity 13.9%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	482	9,966
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	108	4,919
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	225	4,933
JNL Multi-Manager U.S. Select Equity Fund - Class I (0.9%) (a)	636	10,396
JNL/ClearBridge Large Cap Growth Fund - Class I (0.6%) (a)	364	10,420
JNL/Invesco Diversified Dividend Fund - Class I (1.0%) (a)	502	8,442
JNL/JPMorgan U.S. Value Fund - Class I (0.3%) (a)	260	4,943
JNL/Newton Equity Income Fund - Class I (0.3%) (a)	214	7,321
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (2.3%) (a)	1,230	12,206
JNL/T. Rowe Price Growth Stock Fund - Class I (0.1%) (a)	107	10,395
JNL/T. Rowe Price Value Fund - Class I (0.2%) (a)	387	11,620
		95,561
Alternative 5.9%
Jackson Credit Opportunities Fund - Class I (2.2%) (a)	1,072	11,073
Jackson Real Assets Fund - Class I (0.8%) (a)	192	1,990
JNL Multi-Manager Alternative Fund - Class I (3.4%) (a)	2,089	27,529
		40,592
International Equity 4.4%
JNL/Causeway International Value Select Fund - Class I (0.6%) (a)	634	11,938
JNL/Lazard International Quality Growth Fund - Class I (1.1%) (a)	335	5,074
JNL/WCM Focused International Equity Fund - Class I (0.5%) (a)	562	8,248
JNL/William Blair International Leaders Fund - Class I (0.5%) (a)	428	5,035
		30,295
Global Fixed Income 3.3%
JNL/Neuberger Berman Strategic Income Fund - Class I (3.1%) (a)	1,710	22,402
Emerging Markets Equity 1.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.7%) (a)	932	8,161
Total Investment Companies (cost $656,833)		686,023
Total Investments 100.0% (cost $656,833)		686,023
Other Assets and Liabilities, Net (0.0)%		(238)
Total Net Assets 100.0%		685,785

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares	Value ($)
JNL/JPMorgan Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 55.6%
JNL Multi-Manager Mid Cap Fund - Class I (10.7%) (a)	6,320	130,574
JNL Multi-Manager Small Cap Growth Fund - Class I (4.1%) (a)	2,307	104,943
JNL Multi-Manager Small Cap Value Fund - Class I (5.5%) (a)	4,815	105,699
JNL Multi-Manager U.S. Select Equity Fund - Class I (9.2%) (a)	6,264	102,412
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.5%) (a)	2,341	228,069
JNL/ClearBridge Large Cap Growth Fund - Class I (16.4%) (a)	9,353	268,068
JNL/Invesco Diversified Dividend Fund - Class I (20.1%) (a)	9,813	165,050
JNL/JPMorgan MidCap Growth Fund - Class I (1.8%) (a)	830	60,599
JNL/JPMorgan U.S. Value Fund - Class I (8.4%) (a)	7,430	141,162
JNL/MFS Mid Cap Value Fund - Class I (2.0%) (a)	1,902	40,549
JNL/Newton Equity Income Fund - Class I (2.9%) (a)	2,370	81,117
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (13.8%) (a)	7,337	72,783
JNL/T. Rowe Price Growth Stock Fund - Class I (2.7%) (a)	2,985	289,283
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	263	22,481
JNL/T. Rowe Price Value Fund - Class I (7.6%) (a)	11,798	354,415
JNL/WMC Value Fund - Class I (11.1%) (a)	3,307	122,251
		2,289,455
International Equity 19.2%
JNL/Causeway International Value Select Fund - Class I (14.9%) (a)	15,499	292,004
JNL/Lazard International Quality Growth Fund - Class I (26.5%) (a)	8,210	124,210
JNL/WCM Focused International Equity Fund - Class I (10.8%) (a)	13,083	192,057
JNL/William Blair International Leaders Fund - Class I (18.2%) (a)	15,744	184,991
		793,262
Domestic Fixed Income 16.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.4%) (a)	9,225	131,182
JNL/DoubleLine Total Return Fund - Class I (10.0%) (a)	17,941	197,173
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.5%) (a)	4,528	56,691
JNL/PPM America High Yield Bond Fund - Class I (2.5%) (a)	2,122	42,055
JNL/PPM America Investment Grade Credit Fund - Class I (19.1%) (a)	5,418	56,560
JNL/PPM America Total Return Fund - Class I (11.1%) (a)	12,834	167,997
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.5%) (a)	1,672	21,084
		672,742
Emerging Markets Equity 4.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (10.2%) (a)	13,032	114,159
JNL/GQG Emerging Markets Equity Fund - Class I (9.3%) (a)	5,496	83,266
		197,425
Alternative 4.1%
Jackson Credit Opportunities Fund - Class I (10.7%) (a)	5,234	54,069
Jackson Real Assets Fund - Class I (12.7%) (a)	3,034	31,399
JNL Multi-Manager Alternative Fund - Class I (10.4%) (a)	6,377	84,050
		169,518
Total Investment Companies (cost $3,357,342)		4,122,402
Total Investments 100.0% (cost $3,357,342)		4,122,402
Other Assets and Liabilities, Net (0.0)%		(1,056)
Total Net Assets 100.0%		4,121,346

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 53.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.2%) (a)	8,779	124,842
JNL/DoubleLine Total Return Fund - Class I (7.6%) (a)	13,669	150,216
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.5%) (a)	5,512	69,285
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (8.0%) (a)	7,681	108,308
JNL/PIMCO Income Fund - Class I (5.0%) (a)	6,448	77,308
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.8%) (a)	6,166	77,204
JNL/PIMCO Real Return Fund - Class I (4.7%) (a)	4,389	52,004
JNL/PPM America High Yield Bond Fund - Class I (3.4%) (a)	2,842	56,326
JNL/PPM America Investment Grade Credit Fund - Class I (13.2%) (a)	3,730	38,946
JNL/PPM America Total Return Fund - Class I (8.7%) (a)	10,115	132,400
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.4%) (a)	2,753	34,721
		921,560
Domestic Equity 27.5%
JNL Multi-Manager Mid Cap Fund - Class I (2.2%) (a)	1,298	26,822
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	499	22,675
JNL Multi-Manager Small Cap Value Fund - Class I (1.2%) (a)	1,049	23,032
JNL Multi-Manager U.S. Select Equity Fund - Class I (3.8%) (a)	2,593	42,395
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.6%) (a)	307	29,855
JNL/ClearBridge Large Cap Growth Fund - Class I (3.1%) (a)	1,779	50,983
JNL/Invesco Diversified Dividend Fund - Class I (4.7%) (a)	2,280	38,350
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	148	10,800
JNL/JPMorgan U.S. Value Fund - Class I (0.5%) (a)	442	8,401
JNL/MFS Mid Cap Value Fund - Class I (0.4%) (a)	394	8,405
JNL/Newton Equity Income Fund - Class I (0.8%) (a)	614	21,017
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (5.7%) (a)	3,028	30,033
JNL/T. Rowe Price Growth Stock Fund - Class I (0.5%) (a)	571	55,299
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	49	4,167
JNL/T. Rowe Price Value Fund - Class I (1.7%) (a)	2,645	79,465
JNL/WMC Value Fund - Class I (1.9%) (a)	571	21,120
		472,819
International Equity 9.4%
JNL/Causeway International Value Select Fund - Class I (3.1%) (a)	3,201	60,297
JNL/Lazard International Quality Growth Fund - Class I (7.3%) (a)	2,264	34,257
JNL/WCM Focused International Equity Fund - Class I (1.2%) (a)	1,419	20,834
JNL/William Blair International Leaders Fund - Class I (4.6%) (a)	3,973	46,679
		162,067
Alternative 4.8%
Jackson Credit Opportunities Fund - Class I (5.1%) (a)	2,485	25,675
Jackson Real Assets Fund - Class I (2.1%) (a)	507	5,250
JNL Multi-Manager Alternative Fund - Class I (6.5%) (a)	3,952	52,087
		83,012

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares	Value ($)
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.3%) (a)	2,926	25,635
JNL/GQG Emerging Markets Equity Fund - Class I (1.9%) (a)	1,127	17,075
		42,710
Global Fixed Income 2.3%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.4%) (a)	2,977	38,998
Total Investment Companies (cost $1,546,709)		1,721,166
Total Investments 100.0% (cost $1,546,709)		1,721,166
Other Assets and Liabilities, Net (0.0)%		(523)
Total Net Assets 100.0%		1,720,643

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.5%
JNL Multi-Manager Mid Cap Fund - Class I (7.7%) (a)	4,529	93,565
JNL Multi-Manager Small Cap Growth Fund - Class I (2.9%) (a)	1,624	73,860
JNL Multi-Manager Small Cap Value Fund - Class I (3.9%) (a)	3,371	73,999
JNL Multi-Manager U.S. Select Equity Fund - Class I (8.4%) (a)	5,773	94,384
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.9%) (a)	979	95,339
JNL/ClearBridge Large Cap Growth Fund - Class I (12.2%) (a)	6,956	199,360
JNL/Invesco Diversified Dividend Fund - Class I (13.8%) (a)	6,757	113,646
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	506	36,954
JNL/JPMorgan U.S. Value Fund - Class I (6.6%) (a)	5,846	111,075
JNL/MFS Mid Cap Value Fund - Class I (1.3%) (a)	1,309	27,915
JNL/Newton Equity Income Fund - Class I (1.7%) (a)	1,366	46,755
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (10.8%) (a)	5,774	57,280
JNL/T. Rowe Price Growth Stock Fund - Class I (2.1%) (a)	2,355	228,165
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.3%) (a)	222	18,932
JNL/T. Rowe Price Value Fund - Class I (5.0%) (a)	7,738	232,467
JNL/WMC Value Fund - Class I (6.8%) (a)	2,022	74,772
		1,578,468
Domestic Fixed Income 35.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.4%) (a)	13,412	190,715
JNL/DoubleLine Total Return Fund - Class I (12.6%) (a)	22,609	248,479
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.3%) (a)	7,651	96,174
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (14.3%) (a)	13,646	192,411
JNL/PIMCO Income Fund - Class I (6.1%) (a)	7,874	94,413
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.9%) (a)	9,050	113,306
JNL/PPM America High Yield Bond Fund - Class I (4.1%) (a)	3,402	67,422
JNL/PPM America Investment Grade Credit Fund - Class I (34.5%) (a)	9,759	101,880
JNL/PPM America Total Return Fund - Class I (13.3%) (a)	15,345	200,867
JNL/T. Rowe Price U.S. High Yield Fund - Class I (12.4%) (a)	4,592	57,909
		1,363,576
International Equity 14.4%
JNL/Causeway International Value Select Fund - Class I (9.8%) (a)	10,179	191,779
JNL/Lazard International Quality Growth Fund - Class I (20.3%) (a)	6,302	95,358
JNL/WCM Focused International Equity Fund - Class I (7.8%) (a)	9,479	139,148
	Shares	Value ($)
JNL/William Blair International Leaders Fund - Class I (12.1%) (a)	10,454	122,834
		549,119
Alternative 4.8%
Jackson Credit Opportunities Fund - Class I (11.2%) (a)	5,474	56,543
Jackson Real Assets Fund - Class I (4.7%) (a)	1,130	11,694
JNL Multi-Manager Alternative Fund - Class I (14.4%) (a)	8,802	116,006
		184,243
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.8%) (a)	8,715	76,342
JNL/GQG Emerging Markets Equity Fund - Class I (6.4%) (a)	3,795	57,490
		133,832
Total Investment Companies (cost $3,253,564)		3,809,238
Total Investments 100.0% (cost $3,253,564)		3,809,238
Other Assets and Liabilities, Net (0.0)%		(1,060)
Total Net Assets 100.0%		3,808,178

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 50.5%
American Funds American Mutual Fund - Class R-6	5,398	297,939
American Funds Insurance Series - Growth Fund - Class 1	4,040	514,955
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	8,238	507,489
American Funds Investment Company of America Fund - Class R-6	11,084	639,019
		1,959,402
Domestic Fixed Income 18.0%
American Funds Inflation Linked Bond Fund - Class R-6	6,312	57,754
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,742	15,819
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,544	78,522
American Funds Insurance Series - The Bond Fund of America - Class 1	31,104	288,332
American Funds Mortgage Fund - Class R-6	17,835	153,562
American Funds Strategic Bond Fund - Class R-6	11,694	104,894
		698,883
Global Equity 15.5%
American Funds Insurance Series - Global Growth Fund - Class 1	9,130	336,972
American Funds SMALLCAP World Fund - Class R-6	3,799	265,920
		602,892
International Equity 10.6%
American Funds EuroPacific Growth Fund - Class R-6	3,845	206,569
American Funds International Growth and Income Fund - Class R-6	5,750	206,124
		412,693
Emerging Markets Equity 4.4%
American Funds New World Fund - Class R-6	2,209	170,034
Emerging Markets Fixed Income 1.0%
American Funds Emerging Markets Bond Fund - Class R-6	5,068	38,108
Total Investment Companies (cost $3,741,703)		3,882,012
Total Investments 100.0% (cost $3,741,703)		3,882,012
Other Assets and Liabilities, Net (0.0)%		(1,439)
Total Net Assets 100.0%		3,880,573

(a)  Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares	Value ($)
JNL/American Funds Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 54.4%
American Funds Inflation Linked Bond Fund - Class R-6	12	110
American Funds Insurance Series - American High-Income Trust - Class 1	19	175
American Funds Insurance Series - The Bond Fund of America - Class 1	110	1,019
American Funds Mortgage Fund - Class R-6	47	400
American Funds Strategic Bond Fund - Class R-6	45	408
		2,112
Domestic Equity 26.6%
American Funds American Mutual Fund - Class R-6	3	174
American Funds Insurance Series - Growth Fund - Class 1	2	228
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	5	295
American Funds Investment Company of America Fund - Class R-6	6	335
		1,032
Global Equity 8.1%
American Funds Insurance Series - Global Growth Fund - Class 1	4	154
American Funds SMALLCAP World Fund - Class R-6	2	161
		315
International Equity 5.9%
American Funds EuroPacific Growth Fund - Class R-6	2	114
American Funds International Growth and Income Fund - Class R-6	3	114
		228
Emerging Markets Fixed Income 3.0%
American Funds Emerging Markets Bond Fund - Class R-6	16	117
Emerging Markets Equity 2.0%
American Funds New World Fund - Class R-6	1	80
Total Investment Companies (cost $3,995)		3,884
Total Investments 100.0% (cost $3,995)		3,884
Other Assets and Liabilities, Net (0.0)%		(1)
Total Net Assets 100.0%		3,883

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 38.7%
American Funds American Mutual Fund - Class R-6	2,851	157,364
American Funds Insurance Series - Growth Fund - Class 1	1,620	206,442
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,356	268,300
American Funds Investment Company of America Fund - Class R-6	5,290	304,963
		937,069
Domestic Fixed Income 36.4%
American Funds Inflation Linked Bond Fund - Class R-6	5,068	46,369
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,012	73,631
American Funds Insurance Series - The Bond Fund of America - Class 1	45,972	426,163
American Funds Mortgage Fund - Class R-6	19,393	166,976
American Funds Strategic Bond Fund - Class R-6	18,869	169,253
		882,392
Global Equity 11.7%
American Funds Insurance Series - Global Growth Fund - Class 1	3,772	139,219
American Funds SMALLCAP World Fund - Class R-6	2,044	143,056
		282,275
	Shares	Value ($)
International Equity 8.3%
American Funds EuroPacific Growth Fund - Class R-6	1,874	100,684
American Funds International Growth and Income Fund - Class R-6	2,802	100,463
		201,147
Emerging Markets Equity 2.9%
American Funds New World Fund - Class R-6	927	71,356
Emerging Markets Fixed Income 2.0%
American Funds Emerging Markets Bond Fund - Class R-6	6,421	48,288
Total Investment Companies (cost $2,477,690)		2,422,527
Total Investments 100.0% (cost $2,477,690)		2,422,527
Other Assets and Liabilities, Net (0.0)%		(953)
Total Net Assets 100.0%		2,421,574

(a)  Investment in affiliate.

JNL Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 61.5%
iShares Cohen & Steers REIT ETF (a)	90	5,410
iShares Core Dividend Growth ETF (a)	445	27,318
iShares Core S&P 500 ETF	63	36,743
iShares Core S&P Mid-Cap ETF	468	29,167
iShares Core S&P Small Cap ETF	87	10,055
iShares Core S&P U.S. Growth ETF	197	27,414
iShares Morningstar Value ETF (a)	320	25,877
iShares MSCI USA Quality Factor ETF	115	20,441
iShares U.S. Utilities ETF (a)	19	1,824
T. Rowe Price Capital Appreciation Equity ETF (a)	429	14,275
VanEck Morningstar Wide Moat ETF	161	14,950
		213,474
Domestic Fixed Income 17.3%
iShares 0-5 Year High Yield Corporate Bond ETF	145	6,178
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	231	11,905
iShares Core U.S. Aggregate Bond ETF	257	24,906
iShares MBS ETF	187	17,124
		60,113
International Equity 14.5%
iShares Core MSCI EAFE ETF	280	19,666
iShares MSCI Intl Quality Factor ETF (a)	828	30,742
		50,408
Emerging Markets Equity 5.3%
iShares Core MSCI Emerging Markets ETF	349	18,231
Global Equity 1.4%
iShares Global Healthcare ETF (a)	54	4,671
Total Investment Companies (cost $305,238)		346,897
SHORT TERM INVESTMENTS 6.1%
Securities Lending Collateral 6.1%
JNL Government Money Market Fund - Class SL, 4.46% (b) (c)	21,112	21,112
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	10	10
Total Short Term Investments (cost $21,122)		21,122
Total Investments 106.1% (cost $326,360)		368,019
Other Assets and Liabilities, Net (6.1)%		(21,143)
Total Net Assets 100.0%		346,876

(a)  All or a portion of the security was on loan as of December 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 56.7%
iShares 0-5 Year High Yield Corporate Bond ETF	237	10,085

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares	Value ($)
iShares 5-10 Year Investment Grade Corporate Bond ETF	552	28,411
iShares Core U.S. Aggregate Bond ETF	410	39,715
iShares MBS ETF	368	33,730
		111,941
Domestic Equity 33.6%
iShares Cohen & Steers REIT ETF (a)	26	1,558
iShares Core Dividend Growth ETF (a)	147	9,038
iShares Core S&P 500 ETF	23	13,524
iShares Core S&P Mid-Cap ETF	115	7,151
iShares Core S&P Small Cap ETF	22	2,517
iShares Core S&P U.S. Growth ETF	43	5,937
iShares Morningstar Value ETF	83	6,678
iShares MSCI USA Quality Factor ETF	31	5,581
iShares U.S. Utilities ETF	16	1,577
T. Rowe Price Capital Appreciation Equity ETF (a)	185	6,161
VanEck Morningstar Wide Moat ETF	70	6,530
		66,252
International Equity 7.3%
iShares Core MSCI EAFE ETF	76	5,375
iShares MSCI Intl Quality Factor ETF	241	8,958
		14,333
Emerging Markets Equity 2.4%
iShares Core MSCI Emerging Markets ETF	93	4,834
Total Investment Companies (cost $194,131)		197,360
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.46% (b) (c)	1,626	1,626
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	127	127
Total Short Term Investments (cost $1,753)		1,753
Total Investments 100.9% (cost $195,884)		199,113
Other Assets and Liabilities, Net (0.9)%		(1,795)
Total Net Assets 100.0%		197,318

(a)  All or a portion of the security was on loan as of December 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.3%
Domestic Equity 47.8%
iShares Cohen & Steers REIT ETF (a)	65	3,943
iShares Core Dividend Growth ETF (a)	323	19,814
iShares Core S&P 500 ETF	47	28,026
iShares Core S&P Mid-Cap ETF	309	19,251
iShares Core S&P Small Cap ETF	57	6,536
iShares Core S&P U.S. Growth ETF (a)	126	17,534
iShares Morningstar Value ETF (a)	216	17,472
iShares MSCI USA Quality Factor ETF	79	14,020
iShares U.S. Utilities ETF	28	2,727
T. Rowe Price Capital Appreciation Equity ETF (a)	360	11,981
VanEck Morningstar Wide Moat ETF	127	11,750
		153,054
Domestic Fixed Income 36.9%
iShares 0-5 Year High Yield Corporate Bond ETF	270	11,500
iShares 5-10 Year Investment Grade Corporate Bond ETF	402	20,690
iShares Core U.S. Aggregate Bond ETF	485	46,994
iShares MBS ETF	424	38,913
		118,097
International Equity 10.8%
iShares Core MSCI EAFE ETF	191	13,462
iShares MSCI Intl Quality Factor ETF (a)	572	21,235
		34,697
Emerging Markets Equity 3.9%
iShares Core MSCI Emerging Markets ETF	237	12,378
	Shares	Value ($)
Global Equity 0.9%
iShares Global Healthcare ETF	34	2,898
Total Investment Companies (cost $296,998)		321,124
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.46% (b) (c)	1,001	1,001
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	166	166
Total Short Term Investments (cost $1,167)		1,167
Total Investments 100.7% (cost $298,165)		322,291
Other Assets and Liabilities, Net (0.7)%		(2,271)
Total Net Assets 100.0%		320,020

(a)  All or a portion of the security was on loan as of December 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 62.6%
Vanguard Dividend Appreciation ETF (a)	852	166,906
Vanguard Growth ETF	456	187,166
Vanguard Mid-Cap ETF	279	73,798
Vanguard Real Estate ETF (a)	222	19,765
Vanguard S&P Small-Cap 600 Growth ETF (a)	524	60,924
Vanguard Small-Cap ETF	263	63,225
Vanguard Total Stock Market ETF	1,518	440,074
Vanguard Value ETF	1,580	267,439
		1,279,297
Domestic Fixed Income 16.1%
Vanguard Intermediate-Term Corporate Bond ETF (a)	470	37,728
Vanguard Intermediate-Term Treasury ETF (a)	805	46,720
Vanguard Mortgage-Backed Securities ETF (a)	2,500	113,368
Vanguard Total Bond Market ETF	1,826	131,280
		329,096
International Equity 15.7%
Vanguard FTSE Developed Markets ETF (a)	5,051	241,522
Vanguard International Dividend Appreciation ETF (a)	994	79,487
		321,009
Emerging Markets Equity 3.7%
Vanguard FTSE Emerging Markets ETF	1,706	75,139
Emerging Markets Fixed Income 1.9%
Vanguard Emerging Markets Government Bond ETF	602	38,003
Total Investment Companies (cost $1,843,592)		2,042,544
SHORT TERM INVESTMENTS 8.4%
Securities Lending Collateral 8.4%
JNL Government Money Market Fund - Class SL, 4.46% (b) (c)	170,988	170,988
Total Short Term Investments (cost $170,988)		170,988
Total Investments 108.4% (cost $2,014,580)		2,213,532
Other Assets and Liabilities, Net (8.4)%		(171,397)
Total Net Assets 100.0%		2,042,135

(a)  All or a portion of the security was on loan as of December 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 51.2%
Vanguard Intermediate-Term Corporate Bond ETF (a)	264	21,186
Vanguard Intermediate-Term Treasury ETF (a)	542	31,429
Vanguard Mortgage-Backed Securities ETF (a)	1,984	89,956
Vanguard Short-Term Corporate Bond ETF	443	34,572

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares	Value ($)
Vanguard Short-Term Inflation-Protected Securities ETF (a)	166	8,040
Vanguard Total Bond Market ETF	1,352	97,229
		282,412
Domestic Equity 33.7%
Vanguard Dividend Appreciation ETF	119	23,376
Vanguard Growth ETF	80	32,779
Vanguard Mid-Cap ETF	45	11,798
Vanguard Real Estate ETF (a)	31	2,769
Vanguard S&P Small-Cap 600 Growth ETF (a)	61	7,114
Vanguard Small-Cap ETF (a)	31	7,389
Vanguard Total Stock Market ETF	202	58,578
Vanguard Value ETF (a)	247	41,796
		185,599
International Equity 8.3%
Vanguard FTSE Developed Markets ETF	735	35,142
Vanguard International Dividend Appreciation ETF (a)	131	10,487
		45,629
Emerging Markets Fixed Income 4.8%
Vanguard Emerging Markets Government Bond ETF	422	26,626
Emerging Markets Equity 2.0%
Vanguard FTSE Emerging Markets ETF	255	11,239
Total Investment Companies (cost $537,821)		551,505
SHORT TERM INVESTMENTS 9.7%
Securities Lending Collateral 9.7%
JNL Government Money Market Fund - Class SL, 4.46% (b) (c)	53,185	53,185
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	200	200
Total Short Term Investments (cost $53,385)		53,385
Total Investments 109.7% (cost $591,206)		604,890
Other Assets and Liabilities, Net (9.7)%		(53,418)
Total Net Assets 100.0%		551,472

(a)  All or a portion of the security was on loan as of December 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.1%
Domestic Equity 48.9%
Vanguard Dividend Appreciation ETF	262	51,251
Vanguard Growth ETF	187	76,653
Vanguard Mid-Cap ETF	93	24,660
Vanguard Real Estate ETF (a)	78	6,938
Vanguard S&P Small-Cap 600 Growth ETF (a)	164	19,025
Vanguard Small-Cap ETF	82	19,742
Vanguard Total Stock Market ETF	533	154,438
Vanguard Value ETF	625	105,884
		458,591
Domestic Fixed Income 32.9%
Vanguard Intermediate-Term Corporate Bond ETF (a)	331	26,535
Vanguard Intermediate-Term Treasury ETF	603	34,974
Vanguard Mortgage-Backed Securities ETF (a)	2,143	97,185
Vanguard Short-Term Corporate Bond ETF	455	35,510
Vanguard Short-Term Inflation-Protected Securities ETF	277	13,405
Vanguard Total Bond Market ETF	1,403	100,915
		308,524
International Equity 11.8%
Vanguard FTSE Developed Markets ETF	1,772	84,741
Vanguard International Dividend Appreciation ETF (a)	328	26,228
		110,969
Emerging Markets Fixed Income 3.8%
Vanguard Emerging Markets Government Bond ETF	563	35,563
Emerging Markets Equity 2.7%
Vanguard FTSE Emerging Markets ETF	586	25,807
Total Investment Companies (cost $872,984)		939,454
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 3.2%
JNL Government Money Market Fund - Class SL, 4.46% (b) (c)	30,103	30,103
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	102	102
Total Short Term Investments (cost $30,205)		30,205
Total Investments 103.3% (cost $903,189)		969,659
Other Assets and Liabilities, Net (3.3)%		(31,334)
Total Net Assets 100.0%		938,325

(a)  All or a portion of the security was on loan as of December 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL ETF Allocation Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the year ended December 31, 2024, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the year ended December 31, 2024.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,847,226	326,786	172,181	204,124	17,534	251,405	3,270,770	100.0
	2,847,226	326,786	172,181	204,124	17,534	251,405	3,270,770	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	390,673	42,331	24,227	15,427	4,355	21,812	434,944	100.0
	390,673	42,331	24,227	15,427	4,355	21,812	434,944	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	345,686	13,792	40,739	7,908	(4,930)	(11,810)	301,999	100.0
	345,686	13,792	40,739	7,908	(4,930)	(11,810)	301,999	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	924,031	97,590	73,293	47,081	15,282	66,094	1,029,704	100.0
	924,031	97,590	73,293	47,081	15,282	66,094	1,029,704	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	674,901	45,213	92,051	30,461	(6,844)	(6,487)	614,732	100.0
	674,901	45,213	92,051	30,461	(6,844)	(6,487)	614,732	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	5,091,753	557,817	245,148	169,321	75,227	1,389,049	6,868,698	100.0
	5,091,753	557,817	245,148	169,321	75,227	1,389,049	6,868,698	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	10,326,417	703,580	1,122,813	645,111	243,942	1,551,327	11,702,453	100.0
	10,326,417	703,580	1,122,813	645,111	243,942	1,551,327	11,702,453	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,453,334	26,544	210,512	19,890	22,751	14,150	1,306,267	100.0
	1,453,334	26,544	210,512	19,890	22,751	14,150	1,306,267	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,430,746	40,751	218,229	28,860	40,408	28,167	1,321,843	100.0
	1,430,746	40,751	218,229	28,860	40,408	28,167	1,321,843	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,761,151	132,045	489,366	102,732	89,355	507,609	4,000,794	100.0
	3,761,151	132,045	489,366	102,732	89,355	507,609	4,000,794	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,030,828	48,168	72,924	—	(5,325)	17,845	1,018,592	100.0
	1,030,828	48,168	72,924	—	(5,325)	17,845	1,018,592	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	842,605	13,008	129,473	—	(18,617)	70,936	778,459	100.0
	842,605	13,008	129,473	—	(18,617)	70,936	778,459	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,299,247	96,747	324,427	87,614	10,324	(12,162)	2,069,729	100.0
	2,299,247	96,747	324,427	87,614	10,324	(12,162)	2,069,729	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,365,172	50,418	427,587	—	53,906	392,249	3,434,158	100.0
	3,365,172	50,418	427,587	—	53,906	392,249	3,434,158	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,606,479	64,251	352,895	—	17,318	189,575	2,524,728	100.0
	2,606,479	64,251	352,895	—	17,318	189,575	2,524,728	100.0
JNL Aggressive Growth Allocation Fund
Jackson Real Assets Fund - Class I	—	14,250	—	194	—	499	14,749	1.0
JNL Multi-Manager Alternative Fund - Class I	14,398	782	16,228	—	2,528	(1,480)	—	—
JNL Multi-Manager Emerging Markets Equity Fund - Class I	34,015	27,188	2,672	842	409	(662)	58,278	4.1
JNL Multi-Manager International Small Cap Fund - Class I	64,709	4,876	4,132	2,683	512	274	66,239	4.6
JNL Multi-Manager Mid Cap Fund - Class I	134,881	252	62,972	—	24,479	(17,273)	79,367	5.5
JNL Multi-Manager Small Cap Growth Fund - Class I	39,980	8,641	6,357	—	1,783	2,762	46,809	3.3
JNL Multi-Manager Small Cap Value Fund - Class I	50,824	780	9,643	—	3,900	868	46,729	3.3
JNL Multi-Manager U.S. Select Equity Fund - Class I	98,801	35,194	35,503	—	11,373	23,879	133,744	9.3
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	36,035	83	39,214	—	(15,662)	18,758	—	—
JNL/Causeway International Value Select Fund - Class I	95,339	25,788	15,475	9,459	2,612	(7,787)	100,477	7.0
JNL/DoubleLine Core Fixed Income Fund - Class I	54,012	696	15,872	—	140	580	39,556	2.8
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	61,844	13	35,227	—	15,264	(9,384)	32,510	2.3
JNL/GQG Emerging Markets Equity Fund - Class I	74,911	1,412	32,803	—	10,793	(5,126)	49,187	3.4
JNL/Harris Oakmark Global Equity Fund - Class I	88,926	2,855	64,438	2,534	12,093	(10,571)	28,865	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	21,575	1,841	21,508	—	(926)	(982)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	87,509	14	40,689	—	15,471	(5,211)	57,094	4.0
JNL/Loomis Sayles Global Growth Fund - Class I	73,102	6,735	16,277	1,804	6,960	7,432	77,952	5.4
JNL/Lord Abbett Short Duration Income Fund - Class I	7,187	14	7,244	—	225	(182)	—	—
JNL/Morningstar SMID Moat Focus Index Fund - Class I	—	39,346	3,426	—	221	2,820	38,961	2.7
JNL/Morningstar Wide Moat Index Fund - Class I	101,848	25,635	12,726	9,949	3,324	(967)	117,114	8.2
JNL/Newton Equity Income Fund - Class I	—	60,711	6,574	—	528	6,296	60,961	4.2
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	—	45,270	1,211	—	7	(352)	43,714	3.0
JNL/T. Rowe Price Growth Stock Fund - Class I	52,474	35,275	18,381	—	9,942	8,822	88,132	6.1
JNL/T. Rowe Price Value Fund - Class I	84,078	11,757	11,786	—	4,788	7,803	96,640	6.7
JNL/WCM Focused International Equity Fund - Class I	94,786	11,828	8,935	2,624	790	3,175	101,644	7.1
JNL/WMC Equity Income Fund - Class I	87,808	132	37,936	—	4,262	3,757	58,023	4.0
	1,459,042	361,368	527,229	30,089	115,816	27,748	1,436,745	100.0
JNL Conservative Allocation Fund
Jackson Credit Opportunities Fund - Class I	24,723	550	—	1,931	—	387	25,660	4.6
Jackson Real Assets Fund - Class I	—	8,475	—	116	—	297	8,772	1.6
JNL Multi-Manager Alternative Fund - Class I	29,222	1,270	8,517	—	420	2,306	24,701	4.4
JNL Multi-Manager Emerging Markets Equity Fund - Class I	—	8,909	50	119	(1)	(571)	8,287	1.5
JNL Multi-Manager Mid Cap Fund - Class I	7,446	2,488	4,343	—	607	(222)	5,976	1.1
JNL Multi-Manager Small Cap Growth Fund - Class I	2,948	282	3,220	—	(109)	99	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	4,433	1,976	1,584	—	346	232	5,403	1.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	7,395	14,907	7,026	—	1,610	2,216	19,102	3.4
JNL/Causeway International Value Select Fund - Class I	5,902	3,381	1,693	678	345	(754)	7,181	1.3
JNL/DoubleLine Core Fixed Income Fund - Class I	65,128	1,597	9,543	—	14	1,552	58,748	10.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	14,850	6,052	2,474	—	199	949	19,576	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,903	113	6,039	—	529	(506)	—	—
JNL/DoubleLine Total Return Fund - Class I	71,015	2,687	11,228	—	(501)	2,364	64,337	11.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	65,185	4,878	9,936	—	287	1,045	61,459	11.0
JNL/First Sentier Global Infrastructure Fund - Class I	8,856	281	9,046	—	92	(183)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	8,954	1,106	11,178	—	1,622	(504)	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	7,281	230	8,543	—	2,163	(1,131)	—	—
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	—	5,717	377	—	10	166	5,516	1.0
JNL/JPMorgan U.S. Value Fund - Class I	11,863	704	6,833	—	1,223	146	7,103	1.3
JNL/Lord Abbett Short Duration Income Fund - Class I	23,538	2,006	5,683	1,267	(150)	(60)	19,651	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	13,356	4,531	3,907	1,210	(220)	505	14,265	2.6
JNL/PIMCO Income Fund - Class I	47,385	1,204	6,042	—	656	1,559	44,762	8.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	23,679	389	12,965	—	(1,462)	1,527	11,168	2.0
JNL/PIMCO Real Return Fund - Class I	11,802	324	3,936	—	306	(93)	8,403	1.5
JNL/PPM America Investment Grade Credit Fund - Class I	—	11,463	792	—	36	459	11,166	2.0
JNL/PPM America Total Return Fund - Class I	59,190	1,679	9,032	—	(46)	1,271	53,062	9.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	35,585	3,616	9,833	—	3,305	1,112	33,785	6.1
JNL/T. Rowe Price U.S. High Yield Fund - Class I	17,742	450	4,127	—	294	1,055	15,414	2.8
JNL/T. Rowe Price Value Fund - Class I	—	10,410	1,129	—	70	256	9,607	1.7
JNL/WCM Focused International Equity Fund - Class I	5,829	2,802	1,842	180	(760)	973	7,002	1.3
JNL/WMC Equity Income Fund - Class I	11,886	770	6,598	—	1,036	95	7,189	1.3

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WMC Government Money Market Fund - Class I	—	—	—	—	—	—	—	—
	591,096	105,247	167,516	5,501	11,921	16,547	557,295	100.0
JNL Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	65,749	9,400	—	5,237	—	998	76,147	2.6
Jackson Real Assets Fund - Class I	—	44,000	—	599	—	1,540	45,540	1.6
JNL Multi-Manager Alternative Fund - Class I	90,189	1,630	54,322	—	6,224	1,677	45,398	1.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	53,781	31,114	5,780	1,144	934	(959)	79,090	2.7
JNL Multi-Manager International Small Cap Fund - Class I	106,904	5,844	11,455	4,187	1,256	205	102,754	3.5
JNL Multi-Manager Mid Cap Fund - Class I	239,038	2,270	106,120	—	40,437	(27,723)	147,902	5.1
JNL Multi-Manager Small Cap Growth Fund - Class I	63,202	6,262	11,297	—	3,510	3,229	64,906	2.2
JNL Multi-Manager Small Cap Value Fund - Class I	87,294	993	24,071	—	7,764	(217)	71,763	2.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	136,694	124,260	68,957	—	22,865	35,530	250,392	8.6
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	50,696	—	55,620	—	(16,231)	21,155	—	—
JNL/Blackrock Global Natural Resources Fund - Class I	15,171	15	14,313	—	(814)	(59)	—	—
JNL/Causeway International Value Select Fund - Class I	191,829	44,483	24,950	18,910	5,100	(15,650)	200,812	6.9
JNL/DoubleLine Core Fixed Income Fund - Class I	136,183	4,137	32,421	—	(400)	3,191	110,690	3.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	30,208	8,612	4,301	—	387	1,892	36,798	1.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	90,698	346	56,697	—	20,162	(11,027)	43,482	1.5
JNL/DoubleLine Total Return Fund - Class I	135,729	4,387	39,573	—	(1,848)	4,698	103,393	3.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	67,923	18,157	9,828	—	390	1,385	78,027	2.7
JNL/First Sentier Global Infrastructure Fund - Class I	53,128	36	52,616	—	1,157	(1,705)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	106,703	2,572	46,050	—	15,371	(7,417)	71,179	2.4
JNL/Harris Oakmark Global Equity Fund - Class I	128,635	3,347	97,401	3,200	15,735	(13,879)	36,437	1.3
JNL/Heitman U.S. Focused Real Estate Fund - Class I	29,911	2,249	29,540	—	(5,080)	2,460	—	—
JNL/JPMorgan U.S. Value Fund - Class I	153,589	30	67,933	—	26,096	(7,106)	104,676	3.6
JNL/Loomis Sayles Global Growth Fund - Class I	115,509	10,637	31,536	2,726	8,801	12,894	116,305	4.0
JNL/Lord Abbett Short Duration Income Fund - Class I	72,515	2,986	45,805	1,913	433	(551)	29,578	1.0
JNL/Morningstar SMID Moat Focus Index Fund - Class I	—	52,105	5,547	—	392	3,636	50,586	1.7
JNL/Morningstar Wide Moat Index Fund - Class I	165,270	31,219	40,881	13,760	6,450	(558)	161,500	5.6
JNL/Newton Equity Income Fund - Class I	—	118,542	16,195	—	1,355	11,822	115,524	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	15,093	8,804	2,531	—	(187)	870	22,049	0.8
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	—	91,527	2,897	—	28	(709)	87,949	3.0
JNL/T. Rowe Price Growth Stock Fund - Class I	98,599	53,628	39,966	—	18,947	15,237	146,445	5.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	30,191	762	11,037	—	903	1,393	22,212	0.8
JNL/T. Rowe Price Value Fund - Class I	154,567	28,601	33,245	—	13,611	9,258	172,792	5.9
JNL/WCM Focused International Equity Fund - Class I	189,132	29,097	21,030	5,286	1,918	5,658	204,775	7.0
JNL/WMC Equity Income Fund - Class I	151,643	74	60,226	—	7,542	7,688	106,721	3.7
	3,025,773	742,126	1,124,141	56,962	203,208	58,856	2,905,822	100.0
JNL Moderate Allocation Fund
Jackson Credit Opportunities Fund - Class I	83,089	2,000	—	6,492	—	1,299	86,388	4.4
Jackson Real Assets Fund - Class I	—	35,100	—	475	—	986	36,086	1.9
JNL Multi-Manager Alternative Fund - Class I	93,708	10,634	34,460	—	6,606	2,706	79,194	4.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	15,872	26,410	3,277	554	557	(1,155)	38,407	2.0
JNL Multi-Manager International Small Cap Fund - Class I	16,140	1,049	2,774	597	663	(411)	14,667	0.8
JNL Multi-Manager Mid Cap Fund - Class I	64,320	1,914	21,774	—	8,326	(4,342)	48,444	2.5
JNL Multi-Manager Small Cap Growth Fund - Class I	21,419	5,969	5,977	—	1,793	317	23,521	1.2
JNL Multi-Manager Small Cap Value Fund - Class I	42,881	813	15,009	—	7,059	(2,790)	32,954	1.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	58,314	70,953	35,337	—	11,607	14,211	119,748	6.1
JNL/Causeway International Value Select Fund - Class I	47,363	10,823	8,673	4,444	2,653	(4,769)	47,397	2.4
JNL/DoubleLine Core Fixed Income Fund - Class I	148,640	7,656	22,152	—	(273)	3,991	137,862	7.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	47,856	15,604	8,157	—	690	2,939	58,932	3.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	26,614	471	28,525	—	11,900	(10,460)	—	—
JNL/DoubleLine Total Return Fund - Class I	159,222	3,368	28,754	—	(1,118)	5,170	137,888	7.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	175,485	3,220	24,791	—	767	2,675	157,356	8.1
JNL/First Sentier Global Infrastructure Fund - Class I	47,848	46	47,623	—	9,158	(9,429)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	48,117	2,027	30,442	—	10,825	(6,625)	23,902	1.2
JNL/Harris Oakmark Global Equity Fund - Class I	37,441	145	38,068	—	9,000	(8,518)	—	—
JNL/Heitman U.S. Focused Real Estate Fund - Class I	10,687	404	10,474	—	(460)	(157)	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	25,796	51	29,536	—	10,270	(6,581)	—	—
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	—	20,379	1,537	—	38	585	19,465	1.0
JNL/JPMorgan U.S. Value Fund - Class I	64,033	351	25,355	—	4,443	3,858	47,330	2.4

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Loomis Sayles Global Growth Fund - Class I	26,496	6,894	10,243	671	3,250	2,355	28,752	1.5
JNL/Lord Abbett Short Duration Income Fund - Class I	78,445	4,581	18,307	4,150	(430)	(216)	64,073	3.3
JNL/Morningstar Wide Moat Index Fund - Class I	75,039	17,906	16,910	6,609	3,442	(1,422)	78,055	4.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,930	51	10,169	—	(1,160)	1,348	—	—
JNL/PIMCO Income Fund - Class I	105,668	1,619	14,139	—	1,595	3,359	98,102	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	63,757	549	34,959	—	(1,721)	1,892	29,518	1.5
JNL/PIMCO Real Return Fund - Class I	42,043	235	13,496	—	1,692	(918)	29,556	1.5
JNL/PPM America Investment Grade Credit Fund - Class I	—	30,203	2,032	—	109	1,231	29,511	1.5
JNL/PPM America Total Return Fund - Class I	137,977	1,590	24,581	—	1,886	1,020	117,892	6.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	143,591	3,245	47,016	—	19,453	(2,288)	116,985	6.0
JNL/T. Rowe Price Growth Stock Fund - Class I	31,461	16,103	13,058	—	6,780	2,147	43,433	2.2
JNL/T. Rowe Price U.S. High Yield Fund - Class I	58,342	58	13,475	—	2,664	1,751	49,340	2.5
JNL/T. Rowe Price Value Fund - Class I	—	61,273	5,416	—	370	769	56,996	2.9
JNL/WCM Focused International Equity Fund - Class I	47,451	10,642	10,954	1,274	409	1,797	49,345	2.5
JNL/WMC Equity Income Fund - Class I	64,212	263	22,900	—	3,121	3,815	48,511	2.5
	2,119,257	374,599	680,350	25,266	135,964	140	1,949,610	100.0
JNL Moderate Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	129,718	8,150	—	10,199	—	2,010	139,878	3.9
Jackson Real Assets Fund - Class I	—	71,100	—	859	—	1,889	72,989	2.0
JNL Multi-Manager Alternative Fund - Class I	167,756	20,093	76,939	—	14,586	1,985	127,481	3.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	47,477	38,671	7,140	1,145	1,191	(958)	79,241	2.2
JNL Multi-Manager International Small Cap Fund - Class I	59,792	10,704	8,100	2,551	1,645	(1,194)	62,847	1.8
JNL Multi-Manager Mid Cap Fund - Class I	192,512	650	81,175	—	28,670	(17,546)	123,111	3.4
JNL Multi-Manager Small Cap Growth Fund - Class I	57,826	19,564	13,878	—	5,435	882	69,829	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	77,284	906	15,798	—	6,657	832	69,881	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	133,422	140,098	74,069	—	24,418	32,892	256,761	7.2
JNL/Blackrock Global Natural Resources Fund - Class I	28,224	—	26,593	—	(1,515)	(116)	—	—
JNL/Causeway International Value Select Fund - Class I	175,943	28,750	29,938	15,738	5,941	(13,453)	167,243	4.7
JNL/DoubleLine Core Fixed Income Fund - Class I	209,441	15,909	30,795	—	428	4,547	199,530	5.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	66,860	28,739	10,456	—	673	4,616	90,432	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	67,009	884	38,905	—	17,987	(11,753)	35,222	1.0
JNL/DoubleLine Total Return Fund - Class I	209,454	10,696	26,391	—	678	5,132	199,569	5.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	219,479	11,442	36,283	—	1,055	3,128	198,821	5.6
JNL/First Sentier Global Infrastructure Fund - Class I	76,267	93	76,047	—	18,897	(19,210)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	96,191	2,515	44,736	—	14,292	(6,953)	61,309	1.7
JNL/Harris Oakmark Global Equity Fund - Class I	82,728	252	86,316	—	20,071	(16,735)	—	—
JNL/Heitman U.S. Focused Real Estate Fund - Class I	38,690	1,617	40,938	—	(1,170)	1,801	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	55,480	—	58,244	—	17,116	(14,352)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	143,601	114	65,183	—	10,746	6,586	95,864	2.7
JNL/Loomis Sayles Global Growth Fund - Class I	57,216	22,261	22,132	1,656	7,163	6,010	70,518	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	130,690	7,305	37,034	6,490	(456)	(277)	100,228	2.8
JNL/Morningstar SMID Moat Focus Index Fund - Class I	—	37,681	5,431	—	405	2,570	35,225	1.0
JNL/Morningstar Wide Moat Index Fund - Class I	135,002	41,944	29,442	12,851	4,969	(1,357)	151,116	4.2
JNL/Neuberger Berman Commodity Strategy Fund - Class I	17,738	—	18,071	—	(2,244)	2,577	—	—
JNL/Newton Equity Income Fund - Class I	—	110,485	16,006	—	1,347	9,514	105,340	2.9
JNL/PIMCO Income Fund - Class I	75,884	11,592	9,738	—	1,154	2,850	81,742	2.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	38,266	710	21,021	—	(1,051)	1,149	18,053	0.5
JNL/PIMCO Real Return Fund - Class I	37,672	243	20,345	—	3,140	(2,642)	18,068	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	—	18,227	992	—	55	755	18,045	0.5
JNL/PPM America Total Return Fund - Class I	133,471	16,336	29,229	—	2,349	243	123,170	3.4
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	—	112,202	4,227	—	50	(864)	107,161	3.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	233,030	—	149,455	—	64,311	(36,480)	111,406	3.1
JNL/T. Rowe Price Growth Stock Fund - Class I	94,205	39,325	37,503	—	20,216	8,037	124,280	3.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,116	564	16,388	—	3,303	1,021	45,616	1.3
JNL/T. Rowe Price Value Fund - Class I	134,254	29,360	41,031	—	15,869	1,765	140,217	3.9
JNL/WCM Focused International Equity Fund - Class I	175,757	17,710	28,644	4,469	2,698	5,754	173,275	4.9
JNL/Westchester Capital Event Driven Fund - Class I	18,539	—	18,929	—	4,510	(4,120)	—	—
JNL/WMC Equity Income Fund - Class I	134,417	4	49,951	—	6,113	7,445	98,028	2.7
	3,808,411	876,896	1,403,493	55,958	321,702	(32,020)	3,571,496	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan Managed Aggressive Growth Fund
Jackson Credit Opportunities Fund - Class I	—	28,705	—	810	—	141	28,846	1.4
Jackson Real Assets Fund - Class I	—	18,500	—	63	—	(572)	17,928	0.8
JNL Multi-Manager Alternative Fund - Class I	63,383	22,431	45,633	—	7,734	(4,418)	43,497	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	32,801	46,728	13,586	928	1,755	(3,660)	64,038	3.0
JNL Multi-Manager Mid Cap Fund - Class I	77,222	258	9,211	—	4,008	1,695	73,972	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	22,032	45,300	6,589	—	3,001	(1,064)	62,680	3.0
JNL Multi-Manager Small Cap Value Fund - Class I	44,544	22,881	8,449	—	3,627	239	62,842	3.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	—	77,834	4,107	—	212	2,478	76,417	3.6
JNL/Blackrock Global Natural Resources Fund - Class I	10,469	216	10,080	—	(824)	219	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	198,060	373	123,423	—	75,398	(21,866)	128,542	6.1
JNL/Causeway International Value Select Fund - Class I	132,573	75,564	27,632	16,480	5,781	(14,379)	171,907	8.1
JNL/ClearBridge Large Cap Growth Fund - Class I	208,918	126	104,317	—	60,555	(7,749)	157,533	7.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	43,390	55	46,837	—	3,287	105	—	—
JNL/DoubleLine Total Return Fund - Class I	53,826	10,757	13,384	—	(266)	1,353	52,286	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	22,143	35,525	3,251	—	178	(1,254)	53,341	2.5
JNL/Invesco Diversified Dividend Fund - Class I	132,275	135	48,207	—	18,170	(1,191)	101,182	4.8
JNL/Invesco Global Growth Fund - Class I	88,694	9,567	111,628	—	39,748	(26,381)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	55,336	121	25,735	—	9,243	(2,308)	36,657	1.7
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	20,928	194	21,015	—	1,186	(1,293)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	43,918	34,287	14,626	—	7,050	2,545	73,174	3.4
JNL/Lazard International Quality Growth Fund - Class I	77,459	12,898	8,257	2,716	1,232	(3,259)	80,073	3.8
JNL/MFS Mid Cap Value Fund - Class I	—	27,363	78	—	2	(1,117)	26,170	1.2
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,030	353	9,932	—	(741)	1,290	—	—
JNL/Newton Equity Income Fund - Class I	32,281	33,815	7,610	—	1,748	2,774	63,008	3.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	—	19,263	8,937	—	1	340	10,667	0.5
JNL/PPM America High Yield Bond Fund - Class I	21,571	65	22,579	—	3,937	(2,994)	—	—
JNL/PPM America Investment Grade Credit Fund - Class I	—	22,015	12,533	—	750	449	10,681	0.5
JNL/PPM America Total Return Fund - Class I	54,190	10,609	13,398	—	(722)	1,554	52,233	2.5
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	—	43,961	939	—	10	(345)	42,687	2.0
JNL/T. Rowe Price Growth Stock Fund - Class I	186,413	261	87,197	—	46,025	3,957	149,459	7.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	22,164	12	13,810	—	6,256	(4,044)	10,578	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	—	23,018	24,307	—	1,289	—	—	—
JNL/T. Rowe Price Value Fund - Class I	253,415	750	82,873	—	35,784	2,551	209,627	9.9
JNL/WCM Focused International Equity Fund - Class I	87,906	36,208	11,583	2,982	942	1,759	115,232	5.4
JNL/William Blair International Leaders Fund - Class I	43,781	55,334	6,076	582	(758)	(2,299)	89,982	4.2
JNL/WMC Government Money Market Fund - Class I	20,426	792	21,218	542	—	—	—	—
JNL/WMC Value Fund - Class I	132,150	608	87,987	—	33,743	(20,807)	57,707	2.7
	2,191,298	716,882	1,057,024	25,103	369,341	(97,551)	2,122,946	100.0
JNL/JPMorgan Managed Conservative Fund
Jackson Credit Opportunities Fund - Class I	—	11,033	—	285	—	40	11,073	1.6
Jackson Real Assets Fund - Class I	—	2,000	—	7	—	(10)	1,990	0.3
JNL Multi-Manager Alternative Fund - Class I	23,627	22,130	19,669	—	3,541	(2,100)	27,529	4.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	7,902	1,845	1,780	119	(621)	815	8,161	1.2
JNL Multi-Manager Mid Cap Fund - Class I	7,874	3,855	2,251	—	919	(431)	9,966	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	7,813	2,287	5,717	—	159	377	4,919	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	—	6,010	1,344	—	93	174	4,933	0.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	—	10,989	988	—	59	336	10,396	1.5
JNL/Blackrock Global Natural Resources Fund - Class I	7,769	214	7,535	—	(500)	52	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	11,815	479	14,813	—	4,508	(1,989)	—	—
JNL/Causeway International Value Select Fund - Class I	11,833	9,593	9,662	1,151	1,572	(1,398)	11,938	1.8
JNL/ClearBridge Large Cap Growth Fund - Class I	7,879	4,517	3,897	—	1,991	(70)	10,420	1.5
JNL/DFA U.S. Core Equity Fund - Class I	19,685	6,084	30,225	—	9,121	(4,665)	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	86,705	689	22,930	—	334	1,891	66,689	9.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	15,786	88	17,014	—	795	345	—	—
JNL/DoubleLine Total Return Fund - Class I	106,406	973	42,119	—	(105)	3,254	68,409	10.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	55,217	428	12,066	—	480	688	44,747	6.5
JNL/Invesco Diversified Dividend Fund - Class I	15,771	218	9,525	—	3,879	(1,901)	8,442	1.2
JNL/JPMorgan MidCap Growth Fund - Class I	7,868	291	8,893	—	1,986	(1,252)	—	—
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	86,711	1,047	26,628	—	(1,254)	2,111	61,987	9.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan U.S. Value Fund - Class I	—	5,588	435	—	3	(213)	4,943	0.7
JNL/Lazard International Quality Growth Fund - Class I	3,944	2,373	1,002	173	115	(356)	5,074	0.8
JNL/Neuberger Berman Strategic Income Fund - Class I	31,559	241	11,114	—	1,231	485	22,402	3.3
JNL/Newton Equity Income Fund - Class I	—	8,119	584	—	8	(222)	7,321	1.1
JNL/PIMCO Income Fund - Class I	67,013	638	35,739	—	4,824	(2,266)	34,470	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	39,406	7,813	14,678	—	(420)	1,932	34,053	5.0
JNL/PIMCO Real Return Fund - Class I	31,477	7,690	5,245	—	830	(246)	34,506	5.0
JNL/PPM America High Yield Bond Fund - Class I	3,944	30,610	5,443	—	643	(492)	29,262	4.3
JNL/PPM America Investment Grade Credit Fund - Class I	—	29,925	3,225	—	142	704	27,546	4.0
JNL/PPM America Total Return Fund - Class I	94,593	910	30,459	—	2,239	(636)	66,647	9.7
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	—	13,207	912	—	9	(98)	12,206	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	7,878	4,610	4,283	—	606	1,584	10,395	1.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	4,124	4,274	—	150	—	—	—
JNL/T. Rowe Price U.S. High Yield Fund - Class I	3,943	18,171	2,106	—	285	403	20,696	3.0
JNL/T. Rowe Price Value Fund - Class I	15,766	209	6,634	—	3,529	(1,250)	11,620	1.7
JNL/WCM Focused International Equity Fund - Class I	—	9,429	229	214	(6)	(946)	8,248	1.2
JNL/William Blair International Leaders Fund - Class I	—	23,488	18,660	33	365	(158)	5,035	0.7
JNL/WMC Government Money Market Fund - Class I	7,617	282	7,899	181	—	—	—	—
	787,801	252,197	389,977	2,163	41,510	(5,508)	686,023	100.0
JNL/JPMorgan Managed Growth Fund
Jackson Credit Opportunities Fund - Class I	—	53,807	—	1,517	—	262	54,069	1.3
Jackson Real Assets Fund - Class I	—	32,400	—	110	—	(1,001)	31,399	0.7
JNL Multi-Manager Alternative Fund - Class I	126,702	41,000	89,882	—	15,740	(9,510)	84,050	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	43,944	101,585	26,143	1,667	(1,576)	(3,651)	114,159	2.8
JNL Multi-Manager Mid Cap Fund - Class I	154,038	197	35,230	—	9,714	1,855	130,574	3.2
JNL Multi-Manager Small Cap Growth Fund - Class I	44,044	66,025	8,901	—	3,937	(162)	104,943	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	88,448	23,191	13,878	—	6,334	1,604	105,699	2.6
JNL Multi-Manager U.S. Select Equity Fund - Class I	—	108,809	10,238	—	521	3,320	102,412	2.5
JNL/Blackrock Global Natural Resources Fund - Class I	20,243	—	19,073	—	(1,821)	651	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	328,361	1,071	189,520	—	114,553	(26,396)	228,069	5.5
JNL/Causeway International Value Select Fund - Class I	219,835	136,925	49,507	28,079	9,337	(24,586)	292,004	7.1
JNL/ClearBridge Large Cap Growth Fund - Class I	372,053	803	197,810	—	102,100	(9,078)	268,068	6.5
JNL/DoubleLine Core Fixed Income Fund - Class I	108,095	39,769	19,183	—	(434)	2,935	131,182	3.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	87,028	18	93,649	—	5,399	1,204	—	—
JNL/DoubleLine Total Return Fund - Class I	194,109	35,781	36,948	—	(1,847)	6,078	197,173	4.8
JNL/GQG Emerging Markets Equity Fund - Class I	44,077	47,504	7,766	—	2,453	(3,002)	83,266	2.0
JNL/Invesco Diversified Dividend Fund - Class I	263,493	—	132,422	—	42,541	(8,562)	165,050	4.0
JNL/Invesco Global Growth Fund - Class I	110,120	19,054	146,012	—	52,055	(35,217)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	110,065	—	62,084	—	28,768	(16,150)	60,599	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	84,962	—	84,535	—	4,835	(5,262)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	87,592	65,500	30,756	—	14,550	4,276	141,162	3.4
JNL/Lazard International Quality Growth Fund - Class I	132,102	11,203	16,726	4,225	3,022	(5,391)	124,210	3.0
JNL/MFS Mid Cap Value Fund - Class I	—	42,990	742	—	20	(1,719)	40,549	1.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	16,992	—	18,063	—	(1,206)	2,277	—	—
JNL/Newton Equity Income Fund - Class I	43,021	43,000	10,870	—	2,435	3,531	81,117	2.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	43,510	80,291	71,444	—	481	3,853	56,691	1.4
JNL/PIMCO Real Return Fund - Class I	62,771	4,035	69,695	—	91	2,798	—	—
JNL/PPM America High Yield Bond Fund - Class I	64,686	3	26,280	—	4,295	(649)	42,055	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	—	58,892	4,176	—	175	1,669	56,560	1.4
JNL/PPM America Total Return Fund - Class I	173,599	25,768	34,204	—	308	2,526	167,997	4.1
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	—	75,582	2,256	—	28	(571)	72,783	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	371,138	985	180,762	—	94,950	2,972	289,283	7.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	44,093	—	25,915	—	11,693	(7,390)	22,481	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	—	45,040	26,734	—	1,340	1,438	21,084	0.5
JNL/T. Rowe Price Value Fund - Class I	438,861	—	149,992	—	64,291	1,255	354,415	8.6
JNL/WCM Focused International Equity Fund - Class I	109,537	101,574	17,231	4,995	1,430	(3,253)	192,057	4.6
JNL/William Blair International Leaders Fund - Class I	88,131	116,716	13,164	1,201	(1,748)	(4,944)	184,991	4.5
JNL/WMC Government Money Market Fund - Class I	40,503	1,014	41,517	1,059	—	—	—	—
JNL/WMC Value Fund - Class I	241,286	—	140,863	—	52,900	(31,072)	122,251	3.0
	4,357,439	1,380,532	2,104,171	42,853	641,664	(153,062)	4,122,402	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan Managed Moderate Fund
Jackson Credit Opportunities Fund - Class I	—	25,551	—	656	—	124	25,675	1.5
Jackson Real Assets Fund - Class I	—	5,275	—	18	—	(25)	5,250	0.3
JNL Multi-Manager Alternative Fund - Class I	56,701	35,961	43,806	—	7,823	(4,592)	52,087	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	19,296	18,376	11,278	371	1,433	(2,192)	25,635	1.5
JNL Multi-Manager Mid Cap Fund - Class I	38,243	6	14,389	—	4,992	(2,030)	26,822	1.6
JNL Multi-Manager Small Cap Growth Fund - Class I	19,049	6,703	4,915	—	2,182	(344)	22,675	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	19,103	6,812	4,604	—	853	868	23,032	1.3
JNL Multi-Manager U.S. Select Equity Fund - Class I	—	45,416	4,641	—	246	1,374	42,395	2.5
JNL/Blackrock Global Natural Resources Fund - Class I	9,185	43	8,698	—	(913)	383	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	47,738	548	30,397	—	10,759	1,207	29,855	1.7
JNL/Causeway International Value Select Fund - Class I	48,004	26,888	12,119	5,798	2,231	(4,707)	60,297	3.5
JNL/ClearBridge Large Cap Growth Fund - Class I	66,858	26	32,229	—	14,952	1,376	50,983	3.0
JNL/DFA U.S. Core Equity Fund - Class I	47,759	12	56,987	—	16,929	(7,713)	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	143,372	422	22,635	—	(613)	4,296	124,842	7.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	38,317	—	41,144	—	2,525	302	—	—
JNL/DoubleLine Total Return Fund - Class I	191,122	550	47,160	—	865	4,839	150,216	8.7
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	76,534	169	9,004	—	45	1,541	69,285	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	9,598	9,505	1,965	—	103	(166)	17,075	1.0
JNL/Invesco Diversified Dividend Fund - Class I	67,076	4	37,277	—	12,712	(4,165)	38,350	2.2
JNL/JPMorgan MidCap Growth Fund - Class I	19,106	1,765	12,128	—	534	1,523	10,800	0.6
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	162,451	941	56,635	—	(2,366)	3,917	108,308	6.3
JNL/JPMorgan U.S. Value Fund - Class I	—	9,247	491	—	8	(363)	8,401	0.5
JNL/Lazard International Quality Growth Fund - Class I	48,009	1,531	15,432	1,149	2,182	(2,033)	34,257	2.0
JNL/MFS Mid Cap Value Fund - Class I	—	8,988	227	—	4	(360)	8,405	0.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	8,620	37	9,137	—	(924)	1,404	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	38,263	4,213	5,610	—	722	1,410	38,998	2.3
JNL/Newton Equity Income Fund - Class I	—	22,696	1,064	—	24	(639)	21,017	1.2
JNL/PIMCO Income Fund - Class I	124,236	19	52,092	—	6,618	(1,473)	77,308	4.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	76,471	38,573	41,640	—	278	3,522	77,204	4.5
JNL/PIMCO Real Return Fund - Class I	56,609	397	6,363	—	990	371	52,004	3.0
JNL/PPM America High Yield Bond Fund - Class I	28,701	40,105	14,192	—	2,401	(689)	56,326	3.3
JNL/PPM America Investment Grade Credit Fund - Class I	—	41,563	3,655	—	147	891	38,946	2.3
JNL/PPM America Total Return Fund - Class I	172,101	384	43,465	—	3,443	(63)	132,400	7.7
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	—	31,500	1,244	—	20	(243)	30,033	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	76,375	67	40,777	—	22,117	(2,483)	55,299	3.2
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	9,116	5,255	—	202	104	4,167	0.2
JNL/T. Rowe Price U.S. High Yield Fund - Class I	19,108	17,970	4,528	—	523	1,648	34,721	2.0
JNL/T. Rowe Price Value Fund - Class I	105,317	168	41,557	—	19,463	(3,926)	79,465	4.6
JNL/WCM Focused International Equity Fund - Class I	9,558	13,293	1,576	539	(350)	(91)	20,834	1.2
JNL/William Blair International Leaders Fund - Class I	19,195	43,819	14,842	303	(1,169)	(324)	46,679	2.7
JNL/WMC Government Money Market Fund - Class I	18,182	480	18,662	444	—	—	—	—
JNL/WMC Value Fund - Class I	28,725	—	10,836	—	4,995	(1,764)	21,120	1.2
	1,908,982	469,139	784,656	9,278	136,986	(9,285)	1,721,166	100.0
JNL/JPMorgan Managed Moderate Growth Fund
Jackson Credit Opportunities Fund - Class I	—	56,289	—	1,500	—	254	56,543	1.5
Jackson Real Assets Fund - Class I	—	11,750	—	41	—	(56)	11,694	0.3
JNL Multi-Manager Alternative Fund - Class I	120,299	80,000	91,148	—	16,257	(9,402)	116,006	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	41,439	62,119	24,152	1,110	(2,065)	(999)	76,342	2.0
JNL Multi-Manager Mid Cap Fund - Class I	123,758	—	39,708	—	7,693	1,822	93,565	2.5
JNL Multi-Manager Small Cap Growth Fund - Class I	41,208	37,480	8,412	—	3,733	(149)	73,860	1.9
JNL Multi-Manager Small Cap Value Fund - Class I	41,381	37,497	7,894	—	3,355	(340)	73,999	1.9
JNL Multi-Manager U.S. Select Equity Fund - Class I	—	100,134	9,292	—	483	3,059	94,384	2.5
JNL/Blackrock Global Natural Resources Fund - Class I	19,654	—	18,518	—	(1,982)	846	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	164,286	—	111,209	—	62,620	(20,358)	95,339	2.5
JNL/Causeway International Value Select Fund - Class I	144,557	90,330	33,739	18,388	6,398	(15,767)	191,779	5.0
JNL/ClearBridge Large Cap Growth Fund - Class I	266,933	—	133,581	—	66,007	1	199,360	5.2
JNL/DoubleLine Core Fixed Income Fund - Class I	204,694	7,457	26,659	—	(138)	5,361	190,715	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	82,211	19	88,382	—	4,989	1,163	—	—
JNL/DoubleLine Total Return Fund - Class I	265,687	11,859	36,675	—	(440)	8,048	248,479	6.5

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	102,565	1,043	9,592	—	519	1,639	96,174	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	41,331	23,039	7,892	—	3,052	(2,040)	57,490	1.5
JNL/Invesco Diversified Dividend Fund - Class I	164,915	—	72,174	—	23,083	(2,178)	113,646	3.0
JNL/Invesco Global Growth Fund - Class I	41,309	19,000	67,178	—	18,364	(11,495)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	82,458	—	54,364	—	28,559	(19,699)	36,954	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	284,895	5,443	100,285	—	(7,445)	9,803	192,411	5.1
JNL/JPMorgan U.S. Value Fund - Class I	61,698	60,000	25,291	—	12,486	2,182	111,075	2.9
JNL/Lazard International Quality Growth Fund - Class I	103,385	7,600	13,895	3,240	1,850	(3,582)	95,358	2.5
JNL/MFS Mid Cap Value Fund - Class I	—	29,639	554	—	15	(1,185)	27,915	0.7
JNL/Neuberger Berman Commodity Strategy Fund - Class I	17,106	—	18,119	—	(1,700)	2,713	—	—
JNL/Newton Equity Income Fund - Class I	40,752	9,500	9,940	—	2,123	4,320	46,755	1.2
JNL/PIMCO Income Fund - Class I	142,691	44	53,598	—	6,112	(836)	94,413	2.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	82,032	64,535	38,027	—	446	4,320	113,306	3.0
JNL/PIMCO Real Return Fund - Class I	100,112	3,503	108,098	—	11,328	(6,845)	—	—
JNL/PPM America High Yield Bond Fund - Class I	61,340	30,005	27,451	—	4,562	(1,034)	67,422	1.8
JNL/PPM America Investment Grade Credit Fund - Class I	—	107,297	7,748	—	286	2,045	101,880	2.7
JNL/PPM America Total Return Fund - Class I	245,981	2,918	52,325	—	3,562	731	200,867	5.3
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	—	60,000	2,290	—	32	(462)	57,280	1.5
JNL/T. Rowe Price Growth Stock Fund - Class I	287,050	—	133,934	—	70,087	4,962	228,165	6.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	41,294	—	26,439	—	3,372	705	18,932	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	20,375	41,009	7,909	—	1,067	3,367	57,909	1.5
JNL/T. Rowe Price Value Fund - Class I	288,401	—	98,599	—	42,031	634	232,467	6.1
JNL/WCM Focused International Equity Fund - Class I	102,804	51,330	17,789	3,619	(1,206)	4,009	139,148	3.7
JNL/William Blair International Leaders Fund - Class I	41,360	97,248	10,734	796	(1,401)	(3,639)	122,834	3.2
JNL/WMC Government Money Market Fund - Class I	38,545	943	39,488	991	—	—	—	—
JNL/WMC Value Fund - Class I	185,417	—	126,585	—	46,999	(31,059)	74,772	2.0
	4,093,923	1,109,030	1,759,667	29,685	435,093	(69,141)	3,809,238	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	15,673	754	—	754	—	(608)	15,819	0.4
American Funds Insurance Series - American High-Income Trust - Class 1	72,868	8,032	4,409	5,176	(499)	2,530	78,522	2.0
	88,541	8,786	4,409	5,930	(499)	1,922	94,341	2.4
JNL/American Funds Moderate Growth Allocation Fund
American Funds Insurance Series - American High-Income Trust - Class 1	74,758	5,047	8,333	4,928	(906)	3,065	73,631	3.0
	74,758	5,047	8,333	4,928	(906)	3,065	73,631	3.0

JNL Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	2,751	26,373	29,114	37	—	—	10	—
JNL Government Money Market Fund, 4.46% - Class SL	16,103	511,832	506,823	544	—	—	21,112	6.1
	18,854	538,205	535,937	581	—	—	21,122	6.1

JNL Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	2,473	18,328	20,674	30	—	—	127	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Moderate ETF Allocation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.46% - Class SL	11,915	296,031	306,320	405	—	—	1,626	0.8
	14,388	314,359	326,994	435	—	—	1,753	0.9

JNL Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	3,119	22,977	25,930	40	—	—	166	0.1
JNL Government Money Market Fund, 4.46% - Class SL	13,771	406,976	419,746	565	—	—	1,001	0.3
	16,890	429,953	445,676	605	—	—	1,167	0.4

JNL/Vanguard Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	833	50,560	51,393	15	—	—	—	—
JNL Government Money Market Fund, 4.46% - Class SL	51,939	1,594,532	1,475,483	1,791	—	—	170,988	8.4
	52,772	1,645,092	1,526,876	1,806	—	—	170,988	8.4

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	542	32,139	32,481	12	—	—	200	—
JNL Government Money Market Fund, 4.46% - Class SL	18,036	860,882	825,733	990	—	—	53,185	9.7
	18,578	893,021	858,214	1,002	—	—	53,385	9.7

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	976	41,520	42,394	18	—	—	102	—
JNL Government Money Market Fund, 4.46% - Class SL	47,373	1,144,543	1,161,813	1,391	—	—	30,103	3.2
	48,349	1,186,063	1,204,207	1,409	—	—	30,205	3.2

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Inter RAO UES	03/25/19	331	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	09/17/21	522	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	09/26/22	658	—	—
Public Joint Stock Company Phosagro	06/30/21	2	—	—
Public Joint Stock Company Phosagro	06/30/21	266	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Growth Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Publichnoe Aktsionernoe Obshchestvo Severstal	04/12/23	463	—	—
		2,242	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value under U.S. GAAP, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.7%
U.S. Treasury Note 34.6%
Treasury, United States Department of
0.38%, 01/31/26 - 09/30/27	7,655	7,112
4.25%, 01/31/26 - 06/30/31	17,380	17,300
1.63%, 02/15/26 - 05/15/31	8,162	7,758
4.00%, 02/15/26 - 02/15/34	20,000	19,658
0.50%, 02/28/26 - 10/31/27	10,225	9,492
2.50%, 02/28/26 - 03/31/27	670	649
4.63%, 02/28/26 - 05/31/31	23,120	23,293
0.75%, 03/31/26 - 01/31/28	8,470	7,959
2.25%, 03/31/26 - 11/15/27	3,285	3,142
4.50%, 03/31/26 - 11/15/33	17,405	17,435
3.75%, 04/15/26 - 08/31/31	9,945	9,774
4.88%, 04/30/26 - 10/31/30	9,180	9,296
2.13%, 05/31/26	1,120	1,087
4.13%, 06/15/26 - 11/15/32	26,940	26,599
0.88%, 06/30/26 - 11/15/30	10,335	9,252
0.63%, 07/31/26 - 08/15/30	16,820	14,337
4.38%, 07/31/26 - 05/15/34	19,410	19,359
1.50%, 08/15/26 - 02/15/30	8,210	7,740
1.38%, 08/31/26 - 11/15/31	12,303	10,584
3.50%, 09/30/26 - 02/15/33	17,680	17,029
1.13%, 10/31/26 - 02/15/31	11,255	10,240
4.13%, 10/31/26 - 11/30/29 (a)	5,160	5,125
2.00%, 11/15/26	760	729
1.25%, 11/30/26 - 08/15/31	16,445	14,476
4.25%, 11/30/26 - 11/15/34 (a)	5,500	5,425
1.75%, 12/31/26 - 11/15/29	7,120	6,389
1.88%, 02/28/27 - 02/15/32	9,320	8,158
2.75%, 04/30/27 - 08/15/32	10,800	10,177
2.38%, 05/15/27 - 03/31/29	5,470	5,101
2.63%, 05/31/27 - 02/15/29	6,460	6,076
3.25%, 06/30/27 - 06/30/29	2,150	2,097
3.13%, 08/31/27 - 11/15/28	6,035	5,803
3.38%, 09/15/27 - 05/15/33	4,780	4,497
3.88%, 10/15/27 - 08/15/34	12,965	12,497
3.63%, 03/31/28 - 09/30/31	10,605	10,250
2.88%, 05/15/28 - 05/15/32	8,697	8,082
1.00%, 07/31/28	4,665	4,153
		358,130
Mortgage-Backed Securities 25.7%
Federal Home Loan Mortgage Corporation
4.00%, 02/01/25 - 04/01/53	5,097	4,730
3.50%, 10/01/25 - 12/01/52	5,558	5,035
5.00%, 03/01/26 - 11/01/53	2,654	2,582
3.00%, 01/01/27 - 09/01/52	8,474	7,447
2.50%, 08/01/27 - 05/01/52	16,075	13,398
6.50%, 07/01/28 - 03/01/39	63	65
5.50%, 11/01/28 - 11/01/54	2,765	2,738
2.00%, 01/01/29 - 03/01/52	24,546	19,656
6.00%, 02/01/29 - 12/01/53	1,777	1,791
4.50%, 08/01/30 - 07/01/53	3,078	2,934
1.50%, 02/01/36 - 03/01/52	6,727	5,308
Federal National Mortgage Association, Inc.
4.00%, 05/01/25 - 09/01/52	7,251	6,767
3.50%, 09/01/25 - 06/01/52	10,602	9,595
4.50%, 05/01/26 - 07/01/53	2,878	2,761
3.00%, 11/01/26 - 03/01/52	17,178	15,054
2.50%, 03/01/27 - 05/01/52	31,381	26,008
2.00%, 09/01/28 - 06/01/52	35,411	28,303
5.00%, 09/01/29 - 11/01/53	3,168	3,087
6.00%, 11/01/31 - 06/01/54	1,903	1,921
5.50%, 01/01/32 - 12/01/53	3,069	3,047
6.50%, 07/01/32 - 12/01/38	116	121
1.50%, 09/01/35 - 09/01/51	7,456	6,009
7.00%, 12/01/35 - 02/01/38	9	10
TBA, 2.00%, 01/15/40 - 01/15/55 (b)	3,075	2,394
TBA, 3.50%, 01/15/40 (b)	225	213
TBA, 4.00%, 01/15/40 - 02/15/55 (b)	775	722
TBA, 4.50%, 01/15/40 - 02/15/55 (b)	3,375	3,183
TBA, 5.00%, 01/15/40 - 02/15/55 (b)	5,325	5,147
TBA, 5.50%, 01/15/40 - 02/15/55 (b)	7,550	7,451
TBA, 6.00%, 01/15/40 - 02/15/55 (b)	8,175	8,214
TBA, 6.50%, 01/15/55 - 02/15/55 (b)	6,250	6,382
TBA, 7.00%, 01/15/55 (b)	1,600	1,658
Government National Mortgage Association
4.50%, 04/20/26 - 05/20/53	2,141	2,066
3.50%, 05/15/26 - 09/20/52	7,257	6,591
3.00%, 01/20/27 - 06/20/52	10,047	8,819
2.50%, 08/20/27 - 07/20/52	13,025	10,900
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	53	53
5.00%, 03/15/33 - 08/20/53	1,100	1,086
5.50%, 08/15/33 - 05/20/54	2,030	2,015
6.50%, 07/15/38	3	3
4.00%, 06/15/39 - 09/20/52	3,524	3,302
2.00%, 11/20/50 - 05/20/52	9,327	7,457
TBA, 2.00%, 01/15/55 (b)	2,550	2,037
TBA, 4.00%, 01/15/55 (b)	1,150	1,058
TBA, 4.50%, 01/15/55 - 02/15/55 (b)	2,725	2,575
TBA, 5.00%, 01/15/55 - 02/15/55 (b)	4,550	4,413
TBA, 5.50%, 01/15/55 - 02/15/55 (b)	3,700	3,667
TBA, 6.00%, 01/15/55 - 02/15/55 (b)	4,000	4,024
TBA, 6.50%, 01/15/55 (b)	1,900	1,932
TBA, 7.00%, 01/15/55 (b)	550	564
		266,294
U.S. Treasury Bond 9.1%
Treasury, United States Department of
6.00%, 02/15/26	2,285	2,323
6.75%, 08/15/26	2,590	2,684
6.50%, 11/15/26 (a)	465	484
5.25%, 11/15/28	370	381
6.25%, 05/15/30	160	174
5.38%, 02/15/31	360	376
5.00%, 05/15/37	200	207
3.50%, 02/15/39	2,460	2,155
4.25%, 05/15/39 - 08/15/54	5,045	4,630
1.13%, 05/15/40 - 08/15/40	3,695	2,214
4.38%, 05/15/40 - 08/15/43	2,128	2,025
3.88%, 08/15/40 - 05/15/43	2,388	2,127
1.38%, 11/15/40 - 08/15/50	4,546	2,331
1.88%, 02/15/41 - 11/15/51	7,210	4,193
4.75%, 02/15/41 - 11/15/53	5,925	5,871
2.25%, 05/15/41 - 02/15/52	7,235	4,635
1.75%, 08/15/41	1,240	803
3.75%, 08/15/41 - 11/15/43	2,220	1,932
3.13%, 11/15/41 - 05/15/48	7,627	5,905
2.38%, 02/15/42 - 05/15/51	6,565	4,325
3.00%, 05/15/42 - 08/15/52	7,702	5,722
3.25%, 05/15/42	2,265	1,842
2.75%, 08/15/42 - 11/15/47	2,889	2,104
3.38%, 08/15/42 - 05/15/44	4,342	3,540
4.00%, 11/15/42 - 11/15/52	1,325	1,167
2.88%, 05/15/43 - 05/15/52	5,102	3,706
3.63%, 08/15/43 - 05/15/53	9,821	8,102
4.50%, 02/15/44 - 11/15/54	2,415	2,305
4.63%, 05/15/44 - 05/15/54	2,735	2,658
4.13%, 08/15/44 - 08/15/53	4,565	4,079
2.50%, 02/15/46 - 05/15/46	3,955	2,695
2.00%, 02/15/50 - 08/15/51	5,304	3,061
1.25%, 05/15/50	2,147	1,018
1.63%, 11/15/50	3,940	2,056
		93,830
Sovereign 1.1%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28 (a)	300	296
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27 (a)	500	489
6.55%, 03/14/37	250	261
5.88%, 08/08/54	200	190
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	188
4.13%, 11/20/45	200	167
5.10%, 06/18/50	100	91

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
4.98%, 04/20/55	100	88
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	381
5.00%, 05/07/29	200	193
8.30%, 08/15/31	300	346
4.75%, 04/27/32 - 03/08/44	856	694
4.28%, 08/14/41	500	367
5.55%, 01/21/45 (a)	300	260
4.60%, 01/23/46	250	181
6.40%, 05/07/54	200	179
5.75%, 10/12/10	100	77
Gouvernement de la Province de Quebec
3.63%, 04/13/28 (a)	300	292
Government of the Republic of Panama
6.40%, 02/14/35	200	181
6.70%, 01/26/36	400	372
4.50%, 04/16/50	600	371
Japan Bank For International Cooperation
4.25%, 01/26/26	300	299
Korea Development Bank
4.63%, 02/15/27	250	250
Ministry of Defence State of Israel
2.75%, 07/03/30	400	347
3.38%, 01/15/50	200	129
4.50%, 04/03/20	300	208
Ontario, Government of
0.63%, 01/21/26	300	288
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	378
3.25%, 09/21/71	600	354
Sandor-Palota
7.63%, 03/29/41	250	276
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	196
The Philippines, Government of
9.50%, 02/02/30	400	477
1.65%, 06/10/31	300	241
6.38%, 01/15/32	500	529
5.25%, 05/14/34	200	197
3.70%, 03/01/41	300	237
5.95%, 10/13/47	200	206
The Province of British Columbia, Government of
6.50%, 01/15/26	70	71
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	536
5.35%, 02/11/49	200	193
Urzad Rady Ministrow
5.50%, 11/16/27 - 03/18/54	435	430
5.75%, 11/16/32	300	305
5.13%, 09/18/34	115	111
		11,922
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K062, REMIC, 3.41%, 12/25/26	500	489
Series A2-K082, REMIC, 3.92%, 09/25/28 (c)	750	731
Series A2-K087, REMIC, 3.77%, 12/25/28	500	483
Series A2-K092, REMIC, 3.30%, 04/25/29	400	378
Series A1-K099, REMIC, 2.26%, 06/25/29	319	299
Series A1-K106, REMIC, 1.78%, 10/25/29	284	264
Series A2-K103, REMIC, 2.65%, 11/25/29	600	548
Series A2-K117, REMIC, 1.41%, 08/25/30	500	417
Series A2-K126, REMIC, 2.07%, 01/25/31	400	345
Series AM-K138, REMIC, 1.89%, 01/25/32	300	245
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	143
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	550
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	558
Federal National Mortgage Association, Inc.
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (c)	321	308
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (c)	471	449
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	280	265
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	485	449
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	452
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	284	245
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	319	273
Series 2022-A2-M1, REMIC, 1.67%, 10/25/31 (c)	300	239
		8,130
U.S. Government Agency Obligations 0.7%
Council of Federal Home Loan Banks
4.75%, 06/12/26 (d)	1,200	1,209
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.10%, 08/10/29 (d)	500	431
1.23%, 09/10/29 (d)	500	432
1.65%, 07/23/35 (d)	225	164
Federal Home Loan Bank of Topeka
4.75%, 04/09/27 (d)	800	811
Federal Home Loan Mortgage Corporation
0.80%, 10/27/26 (d)	200	188
6.75%, 09/15/29 - 03/15/31 (d)	930	1,025
6.25%, 07/15/32 (d)	605	671
Federal National Mortgage Association, Inc.
0.88%, 12/18/26 (d)	225	210
7.25%, 05/15/30 (d)	540	611
6.63%, 11/15/30 (d)	331	367
FHLBanks Office of Finance
3.25%, 11/16/28 (d)	550	530
5.50%, 07/15/36 (d)	400	423
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	204
5.38%, 04/01/56 (d)	300	302
		7,578
Municipal 0.7%
Atlanta, City of
2.26%, 11/01/35	400	319
Bay Area Toll Authority
6.26%, 04/01/49	200	211
California, State of
3.50%, 04/01/28	80	78
6.00%, 03/01/33	100	107
7.55%, 04/01/39	300	355
Chicago Transit Authority
6.90%, 12/01/40	183	202
Connecticut, State of
5.85%, 03/15/32	125	131
Cook, County of
6.23%, 11/15/34	100	104
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	220
Dallas County Hospital District
5.62%, 08/15/44	300	295
Dallas Independent School District
6.45%, 02/15/35	300	303
Florida Department of Management Services
1.71%, 07/01/27	300	278
Illinois, State of
7.35%, 07/01/35	314	335
Maryland Economic Development Corporation
5.43%, 05/31/56	200	192
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	301
Municipal Electric Authority of Georgia
7.06%, 04/01/57	187	205
New Jersey Economic Development Authority
7.43%, 02/15/29	200	212
New Jersey Turnpike Authority
7.10%, 01/01/41	250	279
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	238
New York, City of
5.83%, 10/01/53	200	209
Ohio State University, The
4.91%, 06/01/40	200	187

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	291
Port Authority of New York And New Jersey, The
6.04%, 12/01/29	200	212
4.46%, 10/01/62	300	252
Rector & Visitors of The University of Virginia
2.26%, 09/01/50	300	173
San Diego County Water Authority
6.14%, 05/01/49	260	269
Texas A&M University
3.66%, 07/01/47	100	81
Texas, State of
5.52%, 04/01/39	200	200
Transportation, Texas Department of
5.18%, 04/01/30	400	404
University of Pittsburgh-Of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	189
		6,832
Total Government And Agency Obligations (cost $819,108)		752,716
CORPORATE BONDS AND NOTES 25.9%
Financials 9.1%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	290
African Development Bank
3.50%, 09/18/29	400	384
Ally Financial Inc.
6.99%, 06/13/29	200	208
6.85%, 01/03/30	200	207
American Express Company
3.30%, 05/03/27	300	291
5.10%, 02/16/28 (a)	250	251
4.05%, 12/03/42	200	168
American Honda Finance Corporation
5.65%, 11/15/28	50	51
5.05%, 07/10/31	400	396
American International Group, Inc.
4.75%, 04/01/48	60	53
4.38%, 06/30/50	350	290
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	100
Aon Corporation
3.75%, 05/02/29	300	285
2.80%, 05/15/30	350	312
Apollo Global Management, Inc.
6.00%, 12/15/54	400	395
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	137
Arthur J. Gallagher & Co.
4.60%, 12/15/27	200	199
3.50%, 05/20/51	45	31
Asian Development Bank
1.00%, 04/14/26	300	288
4.13%, 01/12/27	200	199
1.50%, 01/20/27	750	708
2.38%, 08/10/27	300	286
2.75%, 01/19/28	400	383
6.38%, 10/01/28	210	222
1.88%, 01/24/30	200	176
4.00%, 01/12/33	300	287
Asian Infrastructure Investment Bank
4.25%, 03/13/34	300	290
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	311
Athene Holding Ltd
3.95%, 05/25/51	300	215
Banco De Desarrollo Para America Latina
4.75%, 04/01/26	698	697
4.13%, 01/07/28	400	394
Banco Santander, S.A.
3.80%, 02/23/28 (e)	400	383
5.54%, 03/14/30 (e)	200	201
Bank of America Corporation
5.08%, 01/20/27	300	301
3.59%, 07/21/28	750	726
6.20%, 11/10/28 (a)	400	414
3.97%, 03/05/29	150	146
4.27%, 07/23/29	170	166
3.19%, 07/23/30	300	276
2.88%, 10/22/30	400	362
2.50%, 02/13/31	185	163
2.59%, 04/29/31	250	220
1.90%, 07/23/31	150	126
1.92%, 10/24/31	300	250
2.69%, 04/22/32	255	219
2.30%, 07/21/32	200	167
2.57%, 10/20/32	300	253
2.97%, 02/04/33 - 07/21/52	500	385
5.87%, 09/15/34	250	257
6.11%, 01/29/37	250	259
3.85%, 03/08/37 (a)	200	177
4.24%, 04/24/38	120	106
3.31%, 04/22/42	195	146
4.44%, 01/20/48	120	101
3.95%, 01/23/49 (a)	75	58
4.33%, 03/15/50	300	245
2.83%, 10/24/51	200	123
3.48%, 03/13/52	55	39
Bank of Montreal
0.95%, 01/22/27	600	576
4.70%, 09/14/27 (e)	100	100
Bank of Nova Scotia, The
1.30%, 09/15/26 (e)	200	189
Barclays PLC
5.83%, 05/09/27	300	303
4.84%, 05/09/28 (e)	300	294
2.89%, 11/24/32 (e)	200	169
6.22%, 05/09/34	300	308
5.25%, 08/17/45	250	233
6.04%, 03/12/55 (e)	200	200
Barings BDC, Inc.
7.00%, 02/15/29	300	307
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	173
4.20%, 08/15/48	135	111
2.85%, 10/15/50	200	126
Berkshire Hathaway Inc.
3.13%, 03/15/26 (a)	220	217
BlackRock Finance, Inc.
2.40%, 04/30/30	200	178
Blackstone Secured Lending Fund
5.88%, 11/15/27	300	305
5.35%, 04/13/28	300	299
Blue Owl Capital Corporation
3.40%, 07/15/26	400	388
Blue Owl Credit Income Corp.
7.95%, 06/13/28	200	212
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	207
Brookfield Financial, Inc.
3.90%, 01/25/28 (a)	150	146
Capital One Financial Corporation
6.38%, 06/08/34	400	415
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	300	306
Caterpillar Financial Services Corporation
4.35%, 05/15/26 (a)	200	200
1.70%, 01/08/27	300	284
5.00%, 05/14/27	300	303
4.60%, 11/15/27	300	300
Charles Schwab Corporation, The
5.88%, 08/24/26	200	204
1.65%, 03/11/31	300	246
6.14%, 08/24/34 (a)	200	210
Chubb INA Holdings Inc.
1.38%, 09/15/30	400	332
4.35%, 11/03/45	150	128

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Cincinnati Financial Corporation
6.13%, 11/01/34	100	104
Citigroup Inc.
3.20%, 10/21/26 (a)	780	759
4.88%, 11/19/27	300	300
3.89%, 01/10/28 (a)	160	157
3.67%, 07/24/28	450	436
4.13%, 07/25/28	250	243
4.08%, 04/23/29	115	112
6.63%, 06/15/32	300	320
3.06%, 01/25/33	300	258
3.79%, 03/17/33	200	180
6.27%, 11/17/33	300	314
5.59%, 11/19/34	300	297
5.83%, 02/13/35	95	95
5.88%, 01/30/42	489	500
4.75%, 05/18/46	200	176
4.28%, 04/24/48	60	49
4.65%, 07/23/48	140	120
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	241
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	200	195
3.90%, 04/05/32	200	182
4.40%, 04/05/52	200	161
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (e)	300	285
3.55%, 09/18/31 (e)	300	268
3.73%, 01/14/32 (e)	400	348
Discover Bank
4.25%, 03/13/26	200	198
2.70%, 02/06/30	250	221
Equitable Holdings, Inc.
4.35%, 04/20/28	85	83
5.59%, 01/11/33 (a)	300	303
5.00%, 04/20/48	68	60
European Bank for Reconstruction and Development
4.25%, 03/13/34	300	290
European Investment Bank
0.38%, 03/26/26	300	286
1.38%, 03/15/27	800	751
4.38%, 03/19/27 (a)	400	401
3.88%, 03/15/28	210	207
4.38%, 10/10/31	300	297
4.13%, 02/13/34 (a)	500	480
Fairfax Financial Holdings Limited
6.35%, 03/22/54	200	206
Fifth Third Bancorp
8.25%, 03/01/38	300	358
Fiserv, Inc.
3.50%, 07/01/29	190	178
4.75%, 03/15/30	150	148
4.40%, 07/01/49	100	82
Ford Motor Credit Company LLC
4.54%, 08/01/26	300	297
5.85%, 05/17/27	300	303
7.35%, 11/04/27	300	314
4.00%, 11/13/30	300	270
FS KKR Capital Corp.
3.40%, 01/15/26	400	392
6.13%, 01/15/30	200	200
General Motors Financial Company, Inc.
1.25%, 01/08/26	200	193
5.40%, 05/08/27	250	253
2.40%, 04/10/28 (a)	300	276
5.80%, 01/07/29	300	307
2.35%, 01/08/31	400	335
2.70%, 06/10/31	400	340
5.45%, 09/06/34 (a)	300	291
Goldman Sachs Bank USA
5.41%, 05/21/27 (a)	300	302
Goldman Sachs Group, Inc., The
3.85%, 01/26/27 (a)	110	108
1.54%, 09/10/27	150	142
1.95%, 10/21/27	170	161
2.64%, 02/24/28	300	286
3.81%, 04/23/29	150	144
2.62%, 04/22/32	205	175
2.38%, 07/21/32	200	167
2.65%, 10/21/32	160	135
3.10%, 02/24/33	300	259
5.02%, 10/23/35	300	288
6.75%, 10/01/37	350	376
4.41%, 04/23/39	90	79
3.21%, 04/22/42	125	91
4.75%, 10/21/45 (a)	230	202
5.56%, 11/19/45	300	290
Hartford Financial Services Group, Inc. , The
6.10%, 10/01/41	75	77
HSBC Holdings PLC
5.89%, 08/14/27 (e)	400	406
5.60%, 05/17/28	300	303
5.21%, 08/11/28	300	301
2.21%, 08/17/29 (e)	400	359
3.97%, 05/22/30	300	283
5.40%, 08/11/33	500	494
6.25%, 03/09/34	200	208
6.55%, 06/20/34 (e)	200	205
7.40%, 11/13/34	250	271
Huntington Bancshares Incorporated
6.21%, 08/21/29 (a)	300	310
ING Groep N.V.
4.25%, 03/28/33 (e)	200	186
Inter-American Development Bank
4.50%, 05/15/26	500	501
1.50%, 01/13/27	750	709
4.00%, 01/12/28	300	297
1.13%, 01/13/31	300	246
3.50%, 04/12/33	95	88
4.38%, 01/24/44	100	92
Inter-American Investment Corporation
4.25%, 02/14/29	400	396
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	347
4.60%, 03/15/33	250	240
4.25%, 09/21/48	75	61
3.00%, 09/15/60	85	49
5.20%, 06/15/62	250	228
International Bank for Reconstruction and Development
3.13%, 06/15/27	400	389
2.50%, 11/22/27 - 03/29/32	1,300	1,210
1.38%, 04/20/28	300	272
4.50%, 06/26/28 - 04/10/31	500	501
3.50%, 07/12/28	205	199
3.88%, 02/14/30	210	204
4.00%, 01/10/31	500	487
1.25%, 02/10/31	195	161
4.75%, 11/14/33	200	201
Japan Bank For International Cooperation
2.25%, 11/04/26	400	385
2.00%, 10/17/29	400	355
Jefferies Group LLC
4.15%, 01/23/30	150	143
John Deere Capital Corporation
0.70%, 01/15/26	300	289
2.35%, 03/08/27	300	286
3.45%, 03/07/29	115	110
1.45%, 01/15/31	200	165
4.40%, 09/08/31	300	292
JPMorgan Chase & Co.
8.00%, 04/29/27	200	215
3.54%, 05/01/28 (a)	300	291
2.18%, 06/01/28	500	470
4.85%, 07/25/28	150	150
3.51%, 01/23/29	200	192
4.01%, 04/23/29	150	145
4.20%, 07/23/29	640	623
2.74%, 10/15/30	220	198

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
2.52%, 04/22/31	405	356
2.96%, 05/13/31 (a)	350	313
1.76%, 11/19/31	85	71
2.58%, 04/22/32	200	171
2.96%, 01/25/33	300	259
4.91%, 07/25/33	200	196
5.72%, 09/14/33	100	102
5.35%, 06/01/34	500	499
5.34%, 01/23/35	250	249
5.77%, 04/22/35	115	118
5.29%, 07/22/35	200	198
4.85%, 02/01/44	300	275
3.96%, 11/15/48	200	156
3.90%, 01/23/49	105	81
3.11%, 04/22/51	370	245
3.33%, 04/22/52	195	134
KeyCorp
2.25%, 04/06/27	250	235
KfW
0.63%, 01/22/26	300	288
4.38%, 03/01/27	300	300
3.75%, 02/15/28	300	295
4.13%, 07/15/33	700	676
0.00%, 06/29/37 (f)	150	83
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	380
3.88%, 06/14/28	200	196
Lazard Group LLC
4.38%, 03/11/29	300	292
Lloyds Banking Group PLC
5.99%, 08/07/27	200	203
3.75%, 03/18/28 (e)	300	291
4.34%, 01/09/48	250	196
Markel Group Inc.
4.15%, 09/17/50	300	227
6.00%, 05/16/54	200	199
Marsh & Mclennan Companies, Inc.
5.15%, 03/15/34	250	249
4.90%, 03/15/49	65	58
5.45%, 03/15/53	100	97
MasterCard Incorporated
4.85%, 03/09/33	100	99
3.85%, 03/26/50	300	233
MetLife, Inc.
5.70%, 06/15/35	100	103
6.40%, 12/15/36	100	102
5.25%, 01/15/54	300	280
Mitsubishi UFJ Financial Group Inc
3.85%, 03/01/26	500	495
5.02%, 07/20/28	300	301
5.35%, 09/13/28	300	304
4.32%, 04/19/33	300	283
5.41%, 04/19/34 (a)	200	202
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	487
2.20%, 07/10/31	200	171
Moody's Corporation
2.00%, 08/19/31	400	332
Morgan Stanley
6.25%, 08/09/26	200	205
4.35%, 09/08/26	300	298
3.63%, 01/20/27 (a)	600	589
1.59%, 05/04/27	195	187
1.51%, 07/20/27	200	190
5.12%, 02/01/29	300	301
2.70%, 01/22/31	435	387
2.24%, 07/21/32	200	166
2.51%, 10/20/32	130	109
2.94%, 01/21/33	600	514
4.89%, 07/20/33 (a)	500	484
6.34%, 10/18/33	130	138
5.47%, 01/18/35	250	249
5.94%, 02/07/39	250	251
3.22%, 04/22/42	110	82
4.38%, 01/22/47	200	167
Morgan Stanley Bank, National Association
4.45%, 10/15/27	400	397
Nasdaq, Inc.
1.65%, 01/15/31 (g)	300	247
2.50%, 12/21/40 (g)	100	67
National Australia Bank Limited
4.97%, 01/12/26	250	251
2.50%, 07/12/26	500	485
National Rural Utilities Cooperative Finance Corporation
5.15%, 06/15/29	200	202
NatWest Group PLC
5.81%, 09/13/29	200	204
Nomura Holdings, Inc.
5.59%, 07/02/27	300	304
5.78%, 07/03/34	300	304
ORIX Corporation
3.70%, 07/18/27	200	195
Owl Rock Capital Advisors LLC
8.45%, 11/15/26	50	52
PACCAR Financial Corp.
4.60%, 01/10/28	250	249
PayPal Holdings, Inc.
2.85%, 10/01/29	100	91
3.25%, 06/01/50	200	135
Principal Financial Group, Inc.
5.38%, 03/15/33	200	200
5.50%, 03/15/53	100	95
Prudential Financial, Inc.
3.91%, 12/07/47	313	240
3.70%, 03/13/51	300	217
Royal Bank of Canada
3.63%, 05/04/27 (a) (e)	300	292
4.51%, 10/18/27 (e)	500	498
4.52%, 10/18/28 (e)	400	396
3.88%, 05/04/32 (e)	300	276
5.00%, 02/01/33 (e)	150	148
S&P Global Inc.
2.45%, 03/01/27	200	191
4.75%, 08/01/28 (a)	100	100
2.90%, 03/01/32	200	175
Santander Holdings USA, Inc.
6.50%, 03/09/29	200	205
Santander UK Group Holdings PLC
1.67%, 06/14/27 (e)	500	476
State Street Corporation
5.27%, 08/03/26	200	202
4.53%, 02/20/29	200	198
4.68%, 10/22/32	500	486
3.03%, 11/01/34	230	207
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	146
5.52%, 01/13/28	300	305
3.54%, 01/17/28	200	192
3.04%, 07/16/29	300	276
5.56%, 07/09/34	300	303
Synchrony Bank
5.63%, 08/23/27 (h)	400	403
The PNC Financial Services Group, Inc.
3.15%, 05/19/27	400	386
3.45%, 04/23/29	200	189
2.55%, 01/22/30 (a)	400	355
4.81%, 10/21/32	400	389
5.94%, 08/18/34	400	412
5.68%, 01/22/35	250	253
The Progressive Corporation
4.35%, 04/25/44	200	170
4.13%, 04/15/47	50	40
Toronto-Dominion Bank, The
5.53%, 07/17/26 (e)	400	404
5.26%, 12/11/26 (e)	200	202
3.20%, 03/10/32 (e)	200	175
Toyota Motor Credit Corporation
0.80%, 01/09/26	300	289
5.20%, 05/15/26	200	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
2.15%, 02/13/30	500	437
1.65%, 01/10/31	100	83
4.70%, 01/12/33	100	97
Travelers Companies, Inc. , The
6.38%, 03/15/33	200	220
4.00%, 05/30/47	100	79
Truist Financial Corporation
6.05%, 06/08/27	200	203
7.16%, 10/30/29	400	427
5.71%, 01/24/35 (a)	250	252
U.S. Bancorp
3.15%, 04/27/27	500	484
4.65%, 02/01/29	500	495
1.38%, 07/22/30	100	82
U.S. Bank National Association
4.51%, 10/22/27 (h)	500	497
UBS Group AG
4.88%, 05/15/45 (e)	350	312
Unum Group
4.50%, 12/15/49	300	238
Visa Inc.
1.10%, 02/15/31 (a)	300	243
2.70%, 04/15/40	200	145
3.65%, 09/15/47	45	34
2.00%, 08/15/50	280	151
Wells Fargo & Company
3.00%, 04/22/26 - 10/23/26	1,600	1,561
4.10%, 06/03/26	200	198
3.58%, 05/22/28	250	242
4.15%, 01/24/29	130	126
2.57%, 02/11/31	360	317
4.90%, 07/25/33	400	387
5.50%, 01/23/35	250	249
3.07%, 04/30/41	300	218
5.61%, 01/15/44	350	334
4.90%, 11/17/45 (a)	250	217
4.75%, 12/07/46	200	169
4.61%, 04/25/53	500	417
Wells Fargo Bank, National Association
5.45%, 08/07/26	250	253
5.25%, 12/11/26	250	253
Westpac Banking Corporation
2.85%, 05/13/26	90	88
2.70%, 08/19/26	250	243
5.54%, 11/17/28 (a)	200	206
4.11%, 07/24/34 (a) (e)	500	470
5.62%, 11/20/35 (e)	300	294
3.02%, 11/18/36	85	72
4.42%, 07/24/39 (e)	50	44
Willis North America Inc.
3.88%, 09/15/49	300	220
		94,287
Health Care 2.7%
Abbott Laboratories
1.40%, 06/30/30	100	85
6.00%, 04/01/39	100	107
4.75%, 04/15/43 (a)	200	187
AbbVie Inc.
3.20%, 05/14/26 (a)	200	196
4.25%, 11/14/28 (a)	100	98
3.20%, 11/21/29	350	325
4.30%, 05/14/36	115	105
4.05%, 11/21/39	400	342
4.45%, 05/14/46	140	119
4.88%, 11/14/48	100	90
Aetna Inc.
6.63%, 06/15/36	150	158
Amgen Inc.
2.60%, 08/19/26	180	174
2.45%, 02/21/30	80	71
5.25%, 03/02/30	400	403
2.30%, 02/25/31	350	298
3.15%, 02/21/40	265	197
3.38%, 02/21/50	265	181
4.66%, 06/15/51	408	342
3.00%, 01/15/52	200	126
AstraZeneca Finance LLC
4.80%, 02/26/27	250	251
4.90%, 03/03/30	200	201
5.00%, 02/26/34 (a)	250	247
AstraZeneca PLC
1.38%, 08/06/30	80	67
6.45%, 09/15/37	250	274
4.38%, 11/16/45 - 08/17/48	130	111
Baxalta Incorporated
5.25%, 06/23/45	60	56
Baxter International Inc.
1.92%, 02/01/27	145	137
2.54%, 02/01/32 (a)	100	83
Becton, Dickinson and Company
3.70%, 06/06/27 (a)	300	293
Bristol-Myers Squibb Company
4.90%, 02/22/27 (a)	250	252
3.90%, 02/20/28	200	196
3.40%, 07/26/29	75	71
1.45%, 11/13/30	90	75
2.95%, 03/15/32	85	74
4.13%, 06/15/39	100	86
3.55%, 03/15/42	60	46
4.35%, 11/15/47	70	58
4.55%, 02/20/48	70	59
4.25%, 10/26/49	190	153
2.55%, 11/13/50	85	49
5.55%, 02/22/54 (a)	135	131
Cardinal Health, Inc.
3.41%, 06/15/27	200	194
5.00%, 11/15/29 (a)	300	299
Cencora, Inc.
5.15%, 02/15/35	200	195
Centene Corporation
2.45%, 07/15/28	365	329
2.63%, 08/01/31	305	251
CommonSpirit Health
5.32%, 12/01/34	200	197
Cottage Health
3.30%, 11/01/49	300	210
CVS Health Corporation
2.88%, 06/01/26	200	194
4.30%, 03/25/28	620	602
5.40%, 06/01/29	300	300
3.25%, 08/15/29	600	547
1.75%, 08/21/30	95	77
6.00%, 06/01/44	300	284
5.13%, 07/20/45	200	168
5.05%, 03/25/48	470	388
Elevance Health, Inc.
2.25%, 05/15/30	350	303
4.38%, 12/01/47	80	65
3.60%, 03/15/51	70	49
Eli Lilly and Company
4.50%, 02/09/27	250	250
3.38%, 03/15/29	250	238
4.70%, 02/09/34	250	242
2.25%, 05/15/50	250	141
2.50%, 09/15/60	300	159
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	133
4.80%, 08/14/29	150	149
5.91%, 11/22/32 (a)	100	104
Gilead Sciences, Inc.
3.65%, 03/01/26	300	297
2.95%, 03/01/27 (a)	550	531
1.20%, 10/01/27	210	192
1.65%, 10/01/30	400	334
2.60%, 10/01/40	100	69
4.15%, 03/01/47	150	120
5.60%, 11/15/64	300	290
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	117

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
HCA Inc.
4.13%, 06/15/29 (a)	100	96
5.45%, 09/15/34	200	195
5.13%, 06/15/39	50	46
5.50%, 06/15/47	300	273
5.25%, 06/15/49	100	87
5.90%, 06/01/53	200	188
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	151
Humana Inc.
5.38%, 04/15/31	200	198
5.95%, 03/15/34	250	252
5.75%, 04/15/54	200	186
Johnson & Johnson
2.45%, 03/01/26 (a)	350	342
4.80%, 06/01/29	300	302
3.63%, 03/03/37	100	87
5.95%, 08/15/37	250	269
3.50%, 01/15/48	50	38
2.45%, 09/01/60	200	108
McKesson Corporation
5.10%, 07/15/33	200	199
MedStar Health, Inc.
3.63%, 08/15/49	200	145
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	96
Medtronic, Inc.
4.38%, 03/15/35	200	188
4.63%, 03/15/45	284	252
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	122
4.20%, 07/01/55	250	202
Merck & Co., Inc.
2.15%, 12/10/31	120	100
3.90%, 03/07/39	50	42
2.35%, 06/24/40	55	37
3.70%, 02/10/45	250	193
4.00%, 03/07/49	80	63
2.45%, 06/24/50	70	40
5.00%, 05/17/53	200	182
2.90%, 12/10/61	160	92
5.15%, 05/17/63	100	91
Mylan II B.V.
5.25%, 06/15/46 (a)	85	72
New York and Presbyterian Hospital, The
4.06%, 08/01/56	300	236
Northwell Health, Inc.
3.98%, 11/01/46	500	386
Novartis Capital Corporation
2.00%, 02/14/27	400	380
2.20%, 08/14/30	95	83
4.40%, 05/06/44	200	175
2.75%, 08/14/50	65	41
Pfizer Inc.
2.75%, 06/03/26	475	464
6.60%, 12/01/28 (i)	50	53
4.20%, 09/15/48	50	40
4.00%, 03/15/49	65	51
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	300	297
5.34%, 05/19/63	300	275
Providence St. Joseph Health
3.74%, 10/01/47	350	258
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	12	12
Smith & Nephew PLC
5.40%, 03/20/34	200	198
Stryker Corporation
3.50%, 03/15/26	250	247
4.85%, 12/08/28	200	201
4.10%, 04/01/43	200	164
The Cigna Group
4.38%, 10/15/28	210	206
4.80%, 08/15/38 - 07/15/46	820	734
3.88%, 10/15/47	60	44
4.90%, 12/15/48 (a)	160	136
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	192
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	205
UnitedHealth Group Incorporated
5.25%, 02/15/28 (a)	200	203
3.88%, 12/15/28	200	193
4.25%, 01/15/29 - 06/15/48	180	162
5.30%, 02/15/30	200	203
4.90%, 04/15/31	200	198
2.30%, 05/15/31	80	68
4.95%, 01/15/32	400	397
4.20%, 05/15/32 - 01/15/47	400	356
5.35%, 02/15/33	200	201
5.80%, 03/15/36	150	154
3.50%, 08/15/39	250	198
3.05%, 05/15/41	80	58
3.75%, 10/15/47	60	45
4.45%, 12/15/48	60	49
5.88%, 02/15/53 (a)	100	100
5.38%, 04/15/54 (a)	200	188
6.05%, 02/15/63	100	102
Viatris Inc.
2.70%, 06/22/30 (a)	90	78
3.85%, 06/22/40	80	60
4.00%, 06/22/50	110	75
Wyeth LLC
5.95%, 04/01/37	250	261
Zoetis Inc.
2.00%, 05/15/30	200	172
5.60%, 11/16/32 (a)	200	206
		28,331
Utilities 2.4%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	95
Alabama Power Company
6.00%, 03/01/39	250	261
3.70%, 12/01/47	200	149
3.13%, 07/15/51	200	131
Ameren Corporation
5.00%, 01/15/29	200	200
American Water Capital Corp.
5.15%, 03/01/34	250	248
3.75%, 09/01/47 (a)	100	75
Appalachian Power Company
5.65%, 04/01/34	200	201
3.70%, 05/01/50	400	278
Arizona Public Service Company
4.50%, 04/01/42	100	85
Atmos Energy Corporation
1.50%, 01/15/31	300	246
5.90%, 11/15/33	100	105
6.20%, 11/15/53	200	213
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	254
5.40%, 06/01/53	200	191
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	190
6.13%, 04/01/36	400	421
3.80%, 07/15/48 (a)	100	74
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	95
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	180
CMS Energy Corporation
4.75%, 06/01/50	300	283
Commonwealth Edison Company
5.65%, 06/01/54	200	197
Consolidated Edison Company of New York, Inc.
5.50%, 03/15/34 - 12/01/39	400	399

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
5.38%, 05/15/34	300	303
5.13%, 03/15/35	150	148
5.70%, 06/15/40	100	100
3.88%, 06/15/47	300	228
Constellation Energy Generation, LLC
5.75%, 03/15/54	200	194
Consumers Energy Company
4.63%, 05/15/33	300	289
Dominion Energy, Inc.
2.85%, 08/15/26	350	340
3.38%, 04/01/30	250	230
6.88%, 02/01/55	300	312
DTE Electric Company
2.63%, 03/01/31	250	219
2.95%, 03/01/50	400	259
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	550	486
5.30%, 02/15/40	300	293
3.20%, 08/15/49	250	167
Duke Energy Florida, LLC
3.40%, 10/01/46	60	42
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	261
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	80
Duke Energy Progress, LLC
4.20%, 08/15/45	250	203
5.35%, 03/15/53	100	95
Edison International
6.95%, 11/15/29	200	213
Entergy Utility Assets, LLC
5.35%, 03/15/34	200	200
5.15%, 09/15/34	150	147
Entergy Utility Enterprises, Inc.
5.00%, 09/01/33	400	392
Eversource Energy
3.30%, 01/15/28	200	190
Exelon Corporation
4.95%, 06/15/35	250	237
Florida Power & Light Company
5.05%, 04/01/28 (a)	100	101
3.70%, 12/01/47	40	30
4.13%, 06/01/48	600	481
Iberdrola International B.V.
6.75%, 07/15/36	150	166
Idaho Power Company
5.50%, 03/15/53	100	96
Kentucky Utilities Company
5.13%, 11/01/40	150	142
MidAmerican Energy Company
6.75%, 12/30/31	50	55
3.15%, 04/15/50	125	84
National Fuel Gas Company
3.95%, 09/15/27 (g)	301	293
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	200
5.00%, 02/28/30	200	200
2.25%, 06/01/30	400	346
5.05%, 02/28/33	200	196
5.25%, 02/28/53	200	184
NiSource Finance Corp.
3.49%, 05/15/27	200	194
NiSource Inc.
5.25%, 03/30/28	100	101
1.70%, 02/15/31	500	409
Northern States Power Company
4.13%, 05/15/44	500	409
5.10%, 05/15/53	200	185
NorthWestern Corporation
4.18%, 11/15/44	150	120
NSTAR Electric Company
3.20%, 05/15/27	200	193
4.95%, 09/15/52	100	89
Ohio Power Company
2.60%, 04/01/30	200	177
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	155
5.25%, 09/30/40	200	194
3.80%, 09/30/47	200	152
One Gas, Inc.
5.10%, 04/01/29	200	201
Pacific Gas And Electric Company
3.15%, 01/01/26	345	339
2.10%, 08/01/27	435	406
4.55%, 07/01/30	235	227
6.95%, 03/15/34	200	219
4.50%, 07/01/40	240	207
4.95%, 07/01/50	275	238
3.50%, 08/01/50	105	72
PacifiCorp
6.25%, 10/15/37	200	210
5.50%, 05/15/54	200	187
PECO Energy Company
4.15%, 10/01/44	250	206
2.85%, 09/15/51	250	155
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	200	186
5.21%, 12/01/47	100	95
5.10%, 06/01/52	225	212
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	238
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	157
3.00%, 10/01/49	250	164
Progress Energy, Inc.
7.75%, 03/01/31	300	339
Public Service Electric And Gas Company
3.00%, 05/15/27	200	193
2.05%, 08/01/50	300	158
5.30%, 08/01/54	200	190
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	167
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	202
3.25%, 09/15/49	170	113
San Diego Gas & Electric Company
2.50%, 05/15/26	250	243
1.70%, 10/01/30 (a)	200	168
5.55%, 04/15/54	200	194
Sempra
5.40%, 08/01/26	200	202
5.50%, 08/01/33	200	201
4.00%, 02/01/48	50	38
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	415
6.00%, 01/15/34	75	79
5.63%, 02/01/36	195	195
4.05%, 03/15/42	200	161
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	164
3.15%, 09/30/51	200	129
Southwest Gas Corporation
5.45%, 03/23/28	100	101
System Energy Resources, Inc.
6.00%, 04/15/28	100	103
5.30%, 12/15/34	200	196
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	253
The Southern Company
3.70%, 04/30/30 (e)	250	235
4.40%, 07/01/46	400	331
Union Electric Company
3.65%, 04/15/45	350	264
Virginia Electric and Power Company
6.00%, 05/15/37	200	207
4.45%, 02/15/44	100	85
4.00%, 11/15/46	300	233
Washington Gas Light Company
3.80%, 09/15/46	200	151

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wisconsin Electric Power Company
4.75%, 09/30/32	100	98
XCEL Energy Inc.
2.60%, 12/01/29	300	267
		24,952
Energy 1.8%
6297782 LLC
4.91%, 09/01/27 (j)	200	199
Apache Corporation
4.25%, 01/15/30	200	188
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	386
4.49%, 05/01/30	500	490
BP Capital Markets America Inc.
3.63%, 04/06/30	750	706
4.81%, 02/13/33	95	92
2.94%, 06/04/51	85	52
BP Capital Markets P.L.C.
3.28%, 09/19/27 (a)	90	87
Burlington Resources Finance Co
7.20%, 08/15/31	100	111
Canadian Natural Resources Limited
5.85%, 02/01/35 (a)	150	151
6.25%, 03/15/38	150	153
Cenovus Energy Inc.
6.75%, 11/15/39	87	94
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	200	204
5.75%, 08/15/34 (j)	300	301
Chevron Corporation
2.95%, 05/16/26	110	108
2.24%, 05/11/30	180	159
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	22
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	96
ConocoPhillips Company
5.05%, 09/15/33	300	296
3.76%, 03/15/42	300	237
Diamondback Energy, Inc.
5.40%, 04/18/34	200	197
Enable Midstream Partners, LP
4.95%, 05/15/28	300	299
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	228
Enbridge Inc.
6.70%, 11/15/53	50	54
Energy Transfer LP
4.75%, 01/15/26	350	349
4.95%, 06/15/28	300	299
3.75%, 05/15/30	250	233
6.55%, 12/01/33	75	80
7.50%, 07/01/38	200	226
6.50%, 02/01/42	150	155
5.00%, 05/15/50	200	169
Enterprise Products Operating LLC
3.70%, 02/15/26	350	347
2.80%, 01/31/30 (a)	250	226
6.88%, 03/01/33	25	28
6.45%, 09/01/40	100	107
4.45%, 02/15/43	150	128
4.95%, 10/15/54	300	262
5.55%, 02/16/55 (a)	150	144
3.95%, 01/31/60	100	72
EOG Resources, Inc.
5.65%, 12/01/54	200	196
Equinor ASA
3.13%, 04/06/30	300	277
3.95%, 05/15/43	300	245
Exxon Mobil Corporation
3.04%, 03/01/26 (a)	315	310
2.28%, 08/16/26	150	145
2.61%, 10/15/30	360	321
3.00%, 08/16/39	300	227
4.11%, 03/01/46	205	166
3.10%, 08/16/49	200	133
Halliburton Company
7.45%, 09/15/39	250	291
5.00%, 11/15/45	120	107
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	400	395
HF Sinclair Corporation
6.38%, 04/15/27	200	203
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	261
5.40%, 09/01/44	250	228
Kinder Morgan, Inc.
5.30%, 12/01/34	350	341
3.60%, 02/15/51	300	203
Marathon Petroleum Corporation
6.50%, 03/01/41	300	311
MPLX LP
4.50%, 04/15/38	105	92
5.50%, 02/15/49	80	73
4.90%, 04/15/58	110	88
ONEOK Partners, L.P.
6.65%, 10/01/36	150	160
ONEOK, Inc.
4.00%, 07/13/27	200	196
4.55%, 07/15/28	50	49
5.65%, 11/01/28	150	153
4.40%, 10/15/29	300	291
3.25%, 06/01/30	250	226
6.63%, 09/01/53	150	158
5.70%, 11/01/54	300	282
Ovintiv Canada ULC
7.20%, 11/01/31	130	140
Phillips 66
4.65%, 11/15/34	250	233
4.90%, 10/01/46	150	128
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	158
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	100	100
4.20%, 03/15/28	300	293
4.50%, 05/15/30	250	242
Shell Finance US Inc.
2.75%, 04/06/30	250	225
4.00%, 05/10/46	155	122
3.25%, 04/06/50	250	169
Shell International Finance B.V.
6.38%, 12/15/38	200	218
3.13%, 11/07/49	200	131
Suncor Energy Inc.
4.00%, 11/15/47	340	252
Targa Resources Corp.
6.50%, 03/30/34 (a)	200	211
TotalEnergies Capital International
3.46%, 07/12/49	50	35
TransCanada PipeLines Limited
4.88%, 01/15/26	350	350
4.10%, 04/15/30	250	237
6.20%, 10/15/37	100	103
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	227
Western Midstream Operating, LP
4.65%, 07/01/26	200	199
4.75%, 08/15/28	100	98
Williams Companies, Inc., The
3.50%, 11/15/30	250	230
5.80%, 11/15/54	200	195
Williams Partners L.P.
3.75%, 06/15/27	300	292
6.30%, 04/15/40	200	208
		18,685

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Industrials 1.8%
3M Company
2.38%, 08/26/29	690	618
Air Lease Corporation
2.20%, 01/15/27	200	190
5.30%, 02/01/28	300	302
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	290
Boeing Company, The
2.70%, 02/01/27	125	119
5.04%, 05/01/27 (a) (g)	100	100
2.95%, 02/01/30	125	111
5.15%, 05/01/30 (g)	285	282
6.53%, 05/01/34 (g)	400	420
5.88%, 02/15/40 (a)	25	24
5.71%, 05/01/40 (g)	500	476
3.90%, 05/01/49	40	28
3.95%, 08/01/59	125	83
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	107
5.75%, 05/01/40	400	410
Canadian National Railway Company
3.65%, 02/03/48	300	225
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	213
6.13%, 09/15/15	90	90
Carrier Global Corporation
2.72%, 02/15/30	125	112
5.90%, 03/15/34	208	215
3.58%, 04/05/50	104	74
Caterpillar Inc.
3.25%, 04/09/50	250	173
CSX Corporation
3.80%, 03/01/28	300	292
5.50%, 04/15/41	205	203
4.30%, 03/01/48	50	41
3.95%, 05/01/50	300	232
Cummins Inc.
1.50%, 09/01/30	300	251
2.60%, 09/01/50	200	119
Deere & Company
3.90%, 06/09/42	200	166
Dover Corporation
5.38%, 03/01/41	150	145
Eaton Corporation
4.15%, 11/02/42	100	84
Equifax Inc.
3.10%, 05/15/30	250	227
FedEx Corporation
3.25%, 04/01/26	300	295
4.25%, 05/15/30	300	290
3.88%, 08/01/42	200	155
5.25%, 05/15/50	100	92
Fortune Brands Innovations, Inc.
5.88%, 06/01/33	200	205
GATX Corporation
6.90%, 05/01/34	200	220
General Dynamics Corporation
3.75%, 05/15/28	300	291
General Electric Company
6.88%, 01/10/39	300	338
Honeywell International Inc.
1.10%, 03/01/27	300	279
1.75%, 09/01/31	250	205
3.81%, 11/21/47	300	230
Howmet Aerospace Inc.
3.00%, 01/15/29	300	278
Kennametal Inc.
4.63%, 06/15/28	100	98
L3Harris Technologies, Inc.
2.90%, 12/15/29	300	270
5.05%, 04/27/45	250	229
Lockheed Martin Corporation
3.55%, 01/15/26	100	99
4.50%, 05/15/36	105	99
4.07%, 12/15/42	243	203
4.09%, 09/15/52	107	85
Norfolk Southern Corporation
2.30%, 05/15/31	300	256
2.90%, 08/25/51	250	155
5.95%, 03/15/64	100	103
Northrop Grumman Corporation
3.25%, 01/15/28 (a)	150	143
3.85%, 04/15/45	250	196
Otis Worldwide Corporation
3.11%, 02/15/40	300	224
Owens Corning
3.50%, 02/15/30	200	186
Parker-Hannifin Corporation
4.00%, 06/14/49	40	31
Quanta Services, Inc.
4.75%, 08/09/27	200	200
Republic Services, Inc.
4.88%, 04/01/29	100	100
5.00%, 12/15/33 - 04/01/34	300	295
RTX Corporation
3.13%, 05/04/27 (a)	400	385
6.10%, 03/15/34 (a)	250	263
4.50%, 06/01/42	300	260
4.80%, 12/15/43	25	22
4.05%, 05/04/47	200	157
4.63%, 11/16/48	90	76
6.40%, 03/15/54	200	217
Snap-on Incorporated
3.25%, 03/01/27	250	243
Southwest Airlines Co.
5.13%, 06/15/27	200	201
2.63%, 02/10/30	600	531
Textron Inc.
6.10%, 11/15/33	200	208
Trane Technologies Financing Limited
3.50%, 03/21/26	200	197
3.80%, 03/21/29	200	192
4.50%, 03/21/49	200	171
Uber Technologies, Inc.
4.80%, 09/15/34	300	286
Union Pacific Corporation
3.95%, 09/10/28	300	292
4.50%, 01/20/33	100	96
3.84%, 03/20/60	445	318
3.80%, 04/06/71	50	34
3.85%, 02/14/72	80	55
United Parcel Service, Inc.
6.20%, 01/15/38	350	375
3.75%, 11/15/47	70	53
5.60%, 05/22/64	200	193
Veralto Corporation
5.35%, 09/18/28	300	303
Verisk Analytics, Inc.
5.75%, 04/01/33	200	206
W.W. Grainger, Inc.
4.60%, 06/15/45	200	179
Waste Connections, Inc.
5.00%, 03/01/34	250	244
Waste Management, Inc.
1.15%, 03/15/28	300	269
4.15%, 07/15/49	50	40
		18,338
Information Technology 1.8%
Accenture Capital Inc.
3.90%, 10/04/27	400	394
4.50%, 10/04/34	400	380
Adobe Inc.
2.30%, 02/01/30	200	177
Apple Inc.
0.70%, 02/08/26 (a)	255	245
2.45%, 08/04/26 (a)	320	311
3.35%, 02/09/27 - 08/08/32	475	460
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
3.20%, 05/11/27	150	146
3.00%, 11/13/27	620	599
4.00%, 05/10/28	200	197
2.20%, 09/11/29 (a)	300	269
1.65%, 05/11/30 - 02/08/31	445	378
4.30%, 05/10/33	200	195
2.38%, 02/08/41	90	62
4.25%, 02/09/47	60	51
3.75%, 09/12/47	60	47
2.95%, 09/11/49	300	199
2.65%, 05/11/50	250	155
4.85%, 05/10/53	100	94
2.80%, 02/08/61	240	143
Atlassian Corporation
5.50%, 05/15/34	300	302
Broadcom Inc.
3.50%, 01/15/28 (a)	300	289
4.75%, 04/15/29	200	199
5.00%, 04/15/30	250	251
4.15%, 11/15/30	100	96
5.15%, 11/15/31	300	303
3.47%, 04/15/34 (j)	255	221
3.50%, 02/15/41 (j)	300	234
3.75%, 02/15/51 (j)	300	223
Cisco Systems, Inc.
2.50%, 09/20/26	400	388
4.80%, 02/26/27	250	252
5.05%, 02/26/34	250	249
Corning Incorporated
5.75%, 08/15/40	95	95
3.90%, 11/15/49	300	224
4.38%, 11/15/57	40	31
Dell International L.L.C.
6.02%, 06/15/26 (g)	303	307
6.20%, 07/15/30 (g)	250	262
8.10%, 07/15/36 (g)	79	94
8.35%, 07/15/46 (g)	13	17
3.45%, 12/15/51	22	15
DXC Technology Company
2.38%, 09/15/28	300	270
Hewlett Packard Enterprise Company
5.00%, 10/15/34	100	96
6.35%, 10/15/45 (i)	90	94
Intel Corporation
3.15%, 05/11/27 (a)	150	144
4.88%, 02/10/28	130	129
5.20%, 02/10/33	115	111
2.80%, 08/12/41	300	191
4.10%, 05/11/47	150	107
3.73%, 12/08/47	120	80
3.25%, 11/15/49	80	48
5.05%, 08/05/62	105	82
5.90%, 02/10/63	125	113
International Business Machines Corporation
3.50%, 05/15/29	210	199
5.88%, 11/29/32	100	105
4.00%, 06/20/42 (a)	200	164
4.25%, 05/15/49	150	120
Intuit Inc.
5.20%, 09/15/33	100	100
5.50%, 09/15/53	300	294
Keysight Technologies, Inc.
4.95%, 10/15/34	400	384
KLA Corporation
3.30%, 03/01/50	300	207
Micron Technology, Inc.
5.38%, 04/15/28 (a)	200	202
Microsoft Corporation
3.40%, 06/15/27	200	196
2.53%, 06/01/50	377	232
2.92%, 03/17/52	210	139
2.68%, 06/01/60	179	105
3.04%, 03/17/62	220	140
Motorola Solutions, Inc.
4.60%, 05/23/29	300	295
NVIDIA Corporation
1.55%, 06/15/28 (a)	300	272
3.50%, 04/01/40	300	247
Oracle Corporation
2.65%, 07/15/26 (a)	500	485
3.25%, 11/15/27	210	202
2.88%, 03/25/31	230	203
6.25%, 11/09/32 (a)	110	117
3.90%, 05/15/35	350	306
3.80%, 11/15/37	200	167
3.60%, 04/01/40	400	313
4.50%, 07/08/44	200	169
4.13%, 05/15/45	200	158
6.90%, 11/09/52	105	118
5.55%, 02/06/53	95	90
4.38%, 05/15/55 (a)	310	242
4.10%, 03/25/61	235	168
Qualcomm Incorporated
5.40%, 05/20/33	200	206
4.65%, 05/20/35	60	58
4.50%, 05/20/52	250	209
6.00%, 05/20/53	100	105
Roper Technologies, Inc.
1.40%, 09/15/27	300	275
TD SYNNEX Corporation
1.75%, 08/09/26 (g)	200	190
2.65%, 08/09/31 (g)	200	168
Texas Instruments Incorporated
4.90%, 03/14/33	100	99
4.85%, 02/08/34	250	246
4.15%, 05/15/48	75	61
5.00%, 03/14/53	200	183
VMware LLC
4.70%, 05/15/30 (g)	250	245
		18,203
Consumer Staples 1.7%
Altria Group, Inc.
4.80%, 02/14/29	180	178
5.80%, 02/14/39	110	109
4.50%, 05/02/43	200	163
5.95%, 02/14/49	400	392
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	458
4.90%, 02/01/46	300	273
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	110	103
5.45%, 01/23/39	500	501
4.44%, 10/06/48	362	306
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	290
B.A.T Capital Corporation
3.22%, 09/06/26	250	244
2.73%, 03/25/31	300	259
4.39%, 08/15/37	150	129
4.54%, 08/15/47 (a)	100	79
B.A.T. International Finance P.L.C.
1.67%, 03/25/26 (a)	500	481
Board of Trustees of the Leland Stanford Junior University, The
3.65%, 05/01/48	20	16
Brown-Forman Corporation
4.75%, 04/15/33 (a)	100	97
California Institute of Technology
4.32%, 08/01/45	40	35
Campbell's Company, The
4.15%, 03/15/28 (a)	300	293
5.40%, 03/21/34 (a)	200	199
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	193
3.95%, 08/01/47	200	154
Coca-Cola Company, The
2.13%, 09/06/29	250	224
1.38%, 03/15/31	300	245
2.25%, 01/05/32	350	298
3.00%, 03/05/51	300	197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
5.30%, 05/13/54	300	290
Conagra Brands, Inc.
1.38%, 11/01/27	300	272
5.30%, 11/01/38	55	52
5.40%, 11/01/48	55	50
Constellation Brands, Inc.
3.15%, 08/01/29	400	368
Costco Wholesale Corporation
3.00%, 05/18/27	80	78
1.38%, 06/20/27	300	279
Dollar General Corporation
5.45%, 07/05/33 (a)	200	196
Dollar Tree, Inc.
4.20%, 05/15/28	90	87
General Mills, Inc.
4.20%, 04/17/28	105	103
Haleon US Capital LLC
4.00%, 03/24/52	250	193
J. M. Smucker Company, The
3.38%, 12/15/27	250	242
Kenvue Inc.
5.35%, 03/22/26	200	202
5.00%, 03/22/30	200	201
4.90%, 03/22/33	100	98
5.05%, 03/22/53	200	185
5.20%, 03/22/63	100	92
Keurig Dr Pepper Inc.
5.10%, 03/15/27 (a)	200	202
5.20%, 03/15/31	200	202
4.50%, 04/15/52	100	82
Kraft Heinz Foods Company
3.88%, 05/15/27	200	196
5.00%, 06/04/42	400	360
4.38%, 06/01/46	200	162
Kroger Co., The
4.50%, 01/15/29	300	296
7.50%, 04/01/31	150	168
4.45%, 02/01/47	300	246
Massachusetts Institute of Technology
5.60%, 07/01/11	100	101
4.68%, 07/01/14	250	209
McCormick & Company, Incorporated
0.90%, 02/15/26	405	388
1.85%, 02/15/31	300	248
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	175
Molson Coors Beverage Company
3.00%, 07/15/26	500	487
PepsiCo Singapore Financing I Pte. Ltd.
4.70%, 02/16/34	250	242
PepsiCo, Inc.
3.00%, 10/15/27	500	481
3.45%, 10/06/46	90	66
2.75%, 10/21/51	50	31
3.88%, 03/19/60	400	299
Philip Morris International Inc.
4.75%, 02/12/27	250	250
4.38%, 11/15/41	300	255
RELX Capital Inc.
4.00%, 03/18/29	300	290
Reynolds American Inc.
5.70%, 08/15/35	100	100
Southern California, University of
3.03%, 10/01/39	450	357
5.25%, 10/01/11	20	19
Sysco Corporation
5.95%, 04/01/30 (g)	266	277
6.00%, 01/17/34	200	210
6.60%, 04/01/50 (g)	300	329
The Estee Lauder Companies Inc.
5.00%, 02/14/34 (a)	250	245
3.13%, 12/01/49	225	144
Tyson Foods, Inc.
5.15%, 08/15/44	200	182
Unilever Capital Corporation
1.38%, 09/14/30	500	415
University of Notre Dame du Lac
3.44%, 02/15/45	250	191
University of Washington
3.52%, 04/15/54	100	72
Walmart Inc.
4.00%, 04/15/26	200	199
3.90%, 04/15/28	200	197
3.70%, 06/26/28	185	181
3.63%, 12/15/47	300	230
4.50%, 09/09/52	100	87
4.50%, 04/15/53 (a)	200	174
		17,949
Communication Services 1.7%
Alphabet Inc.
2.00%, 08/15/26	300	289
1.10%, 08/15/30 (a)	280	233
2.25%, 08/15/60	225	122
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	106
4.38%, 07/16/42	200	168
AT&T Inc.
2.30%, 06/01/27 (a)	500	472
4.35%, 03/01/29 - 06/15/45	255	234
2.55%, 12/01/33	751	605
4.50%, 05/15/35 - 03/09/48	1,606	1,421
3.65%, 06/01/51 - 09/15/59	706	490
British Telecommunications Public Limited Company
9.63%, 12/15/30 (g) (i)	250	304
Charter Communications Operating, LLC
6.65%, 02/01/34	250	257
6.55%, 06/01/34	300	307
6.48%, 10/23/45	210	198
5.75%, 04/01/48	100	86
4.80%, 03/01/50	200	150
5.25%, 04/01/53	200	161
4.40%, 12/01/61	75	50
5.50%, 04/01/63	300	238
Comcast Corporation
4.15%, 10/15/28	650	635
4.55%, 01/15/29	100	99
6.50%, 11/15/35 (a)	100	109
6.95%, 08/15/37	250	279
3.90%, 03/01/38	70	59
4.00%, 08/15/47 - 03/01/48	410	312
4.70%, 10/15/48	365	314
2.45%, 08/15/52	750	408
5.50%, 05/15/64	120	112
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (g) (i)	300	350
Electronic Arts Inc.
2.95%, 02/15/51	300	188
Fox Corporation
6.50%, 10/13/33	200	211
5.48%, 01/25/39	65	62
5.58%, 01/25/49	80	74
Meta Platforms, Inc.
4.80%, 05/15/30	100	101
4.55%, 08/15/31	200	198
4.95%, 05/15/33	85	85
5.60%, 05/15/53	200	200
5.75%, 05/15/63	165	166
Omnicom Group Inc.
2.60%, 08/01/31	375	321
Orange
5.38%, 01/13/42	100	96
5.50%, 02/06/44	300	291
Paramount Global
7.88%, 07/30/30	125	135
Rogers Communications Inc.
3.70%, 11/15/49	250	175
4.55%, 03/15/52	300	240

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Telefonica Emisiones SA
5.52%, 03/01/49	300	276
Telefonica Europe B.V.
8.25%, 09/15/30	250	285
T-Mobile USA, Inc.
2.05%, 02/15/28	900	826
3.88%, 04/15/30	435	409
2.55%, 02/15/31	400	344
4.50%, 04/15/50	160	131
5.75%, 01/15/54	200	195
3.60%, 11/15/60	100	66
5.80%, 09/15/62	100	97
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	56
Verizon Communications Inc.
4.13%, 03/16/27	300	297
4.33%, 09/21/28	400	392
4.02%, 12/03/29 (a)	982	945
1.75%, 01/20/31	130	107
2.36%, 03/15/32	250	207
3.40%, 03/22/41 (a)	215	163
3.70%, 03/22/61	405	276
Vodafone Group Public Limited Company
5.25%, 05/30/48	175	162
4.25%, 09/17/50	75	58
5.13%, 06/19/59	110	95
5.75%, 02/10/63	50	47
Walt Disney Company, The
2.00%, 09/01/29	625	555
6.20%, 12/15/34	50	54
2.75%, 09/01/49	225	140
3.80%, 05/13/60	350	254
		17,548
Consumer Discretionary 1.2%
Amazon.com, Inc.
3.30%, 04/13/27 (a)	165	161
3.15%, 08/22/27 (a)	740	716
1.65%, 05/12/28	400	364
1.50%, 06/03/30	130	110
3.60%, 04/13/32	135	125
3.88%, 08/22/37	170	150
2.50%, 06/03/50	200	119
2.70%, 06/03/60	55	32
3.25%, 05/12/61	240	156
4.10%, 04/13/62	160	125
Aptiv PLC
5.75%, 09/13/54	300	270
AutoZone, Inc.
3.75%, 06/01/27	200	196
Discovery Communications, LLC
3.95%, 03/20/28	105	99
3.63%, 05/15/30	400	356
5.20%, 09/20/47	75	58
eBay Inc.
1.40%, 05/10/26	300	287
3.65%, 05/10/51	15	11
Ford Motor Company
7.40%, 11/01/46	300	318
General Motors Company
5.00%, 04/01/35	200	187
5.15%, 04/01/38	70	64
Hasbro, Inc.
6.35%, 03/15/40	300	303
Home Depot, Inc., The
3.00%, 04/01/26 (a)	500	491
1.38%, 03/15/31	300	243
4.50%, 09/15/32	200	195
5.88%, 12/16/36	600	631
3.13%, 12/15/49 (a)	200	134
4.95%, 09/15/52	150	136
3.50%, 09/15/56	200	139
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	187
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	604
3.65%, 04/05/29 (a)	75	71
3.00%, 10/15/50	300	187
5.80%, 09/15/62	105	101
Magna International Inc.
5.98%, 03/21/26	200	200
Marriott International, Inc.
3.13%, 06/15/26	500	489
5.30%, 05/15/34	250	248
McDonald's Corporation
3.70%, 01/30/26	175	173
4.88%, 12/09/45	165	148
3.63%, 09/01/49	200	144
5.45%, 08/14/53	300	287
NIKE, Inc.
2.85%, 03/27/30	400	364
O'Reilly Automotive, Inc.
5.75%, 11/20/26	100	102
1.75%, 03/15/31	300	246
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	295
Starbucks Corporation
4.00%, 11/15/28	200	194
2.55%, 11/15/30	500	438
5.00%, 02/15/34	250	245
4.50%, 11/15/48	200	165
4.45%, 08/15/49	50	41
Toyota Motor Corporation
3.67%, 07/20/28	200	194
Warnermedia Holdings, Inc.
3.76%, 03/15/27	300	289
5.39%, 03/15/62	500	368
		11,956
Real Estate 1.0%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	250	243
4.85%, 04/15/49	300	257
5.63%, 05/15/54	300	286
American Tower Corporation
1.60%, 04/15/26 (a)	300	288
1.50%, 01/31/28 (a)	500	451
3.80%, 08/15/29	90	85
5.00%, 01/31/30	200	199
2.70%, 04/15/31	375	324
5.65%, 03/15/33	200	203
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	303
5.35%, 06/01/34	200	201
Boston Properties Limited Partnership
2.90%, 03/15/30	200	177
COPT Defense Properties
2.00%, 01/15/29	450	396
Crown Castle Inc.
3.70%, 06/15/26	140	138
3.65%, 09/01/27	80	78
5.80%, 03/01/34 (a)	300	306
3.25%, 01/15/51	50	32
Equinix, Inc.
1.45%, 05/15/26	300	287
3.40%, 02/15/52	300	204
ERP Operating Limited Partnership
2.50%, 02/15/30	200	177
GLP Financing, LLC
5.38%, 04/15/26	150	150
5.75%, 06/01/28	300	303
6.75%, 12/01/33	200	211
Healthpeak OP, LLC
5.25%, 12/15/32	150	149
6.75%, 02/01/41	200	219
Kimco Realty OP, LLC
2.70%, 10/01/30	200	177
Mid-America Apartments, L.P.
1.10%, 09/15/26	350	330

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
4.95%, 03/01/35	200	193
NNN REIT, Inc.
3.10%, 04/15/50	200	127
ProLogis, L.P.
2.13%, 04/15/27 (a)	100	95
2.25%, 04/15/30	175	153
4.63%, 01/15/33	100	96
4.75%, 06/15/33	100	97
3.00%, 04/15/50	35	22
Public Storage, Inc.
1.85%, 05/01/28	300	274
Realty Income Corporation
4.13%, 10/15/26	250	248
4.85%, 03/15/30	300	298
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	407
Safehold GL Holdings LLC
5.65%, 01/15/35	200	195
Simon Property Group, L.P.
3.30%, 01/15/26	250	246
2.65%, 07/15/30	200	178
5.50%, 03/08/33	100	102
3.25%, 09/13/49	65	43
5.85%, 03/08/53	100	101
Store Capital LLC
4.50%, 03/15/28	200	194
Sun Communities Operating Limited Partnership
5.70%, 01/15/33	300	299
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	169
UDR, Inc.
2.10%, 08/01/32	200	159
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	181
Welltower Inc.
4.95%, 09/01/48	150	135
Weyerhaeuser Company
7.38%, 03/15/32	57	63
		10,249
Materials 0.7%
Air Products and Chemicals, Inc.
4.60%, 02/08/29 (a)	300	299
4.85%, 02/08/34	250	244
Albemarle Corporation
5.45%, 12/01/44	150	133
Avery Dennison Corporation
5.75%, 03/15/33	200	205
BHP Billiton Finance (USA) Limited
5.25%, 09/08/33	75	75
Dow Chemical Company, The
4.63%, 10/01/44	250	210
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	199
5.32%, 11/15/38	54	54
5.42%, 11/15/48	115	115
Ecolab Inc.
1.30%, 01/30/31	300	243
2.13%, 08/15/50	200	107
2.75%, 08/18/55	75	44
EIDP, Inc.
2.30%, 07/15/30	300	262
FMC Corporation
4.50%, 10/01/49	150	114
6.38%, 05/18/53	200	197
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	280
LYB International Finance B.V.
5.25%, 07/15/43	300	272
LYB International Finance III, LLC
3.80%, 10/01/60	200	132
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	290
5.50%, 12/01/54	200	189
Mosaic Company, The
4.88%, 11/15/41	20	17
NewMarket Corporation
2.70%, 03/18/31	400	341
Newmont Corporation
5.88%, 04/01/35	200	206
Nucor Corporation
2.98%, 12/15/55	200	119
Nutrien Ltd.
4.90%, 03/27/28	100	100
2.95%, 05/13/30	300	270
3.95%, 05/13/50	150	112
5.80%, 03/27/53	100	98
PPG Industries, Inc.
2.80%, 08/15/29	200	182
2.55%, 06/15/30	300	265
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	257
Rio Tinto Finance (USA) plc
5.00%, 03/09/33	100	100
Sherwin-Williams Company, The
3.45%, 06/01/27	350	340
4.55%, 03/01/28	200	199
4.50%, 06/01/47	70	59
Sonoco Products Company
4.45%, 09/01/26	300	298
5.00%, 09/01/34	300	285
Southern Copper Corporation
7.50%, 07/27/35	150	171
Steel Dynamics, Inc.
3.25%, 10/15/50	115	75
Vale Overseas Ltd
3.75%, 07/08/30	100	91
Westlake Corporation
3.38%, 08/15/61	200	120
		7,369
Total Corporate Bonds And Notes (cost $304,869)		267,867
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.2%
American Express Credit Account Master Trust
Series 2023-A-1, 4.87%, 05/15/26	200	201
Series 2023-A-2, 4.80%, 05/15/28	300	303
BA Credit Card Trust
Series 2023-A2-A2, 4.98%, 11/16/26	150	151
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	132
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	451
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (c)	200	180
BBCMS Mortgage Trust 2023-C21
Series 2023-A5-C21, REMIC, 6.00%, 06/17/33 (c)	200	210
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	756
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	252
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	252
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (c)	400	338
BMO 2023-C5 Mortgage Trust
Series 2023-A5-C5, REMIC, 5.77%, 05/17/33	350	359
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/30	300	268
CarMax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	250	252
CarMax Auto Owner Trust 2023-4
Series 2023-A3-4, 6.00%, 04/15/27	300	305
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (c)	300	285

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	707
Chase Issuance Trust
Series 2024-A-A2, 4.63%, 01/16/29	200	200
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	272
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (c)	500	433
Discover Card Execution Note Trust
Series 2023-A-A1, 4.31%, 03/16/26	250	249
Ford Credit Auto Lease Trust 2024-B
Series 2024-A4-B, 4.99%, 01/15/27	200	201
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	180
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	91
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	263
Hyundai Auto Receivables Trust 2024-B
Series 2024-A3-B, 4.84%, 11/15/27	200	201
Series 2024-A4-B, 4.74%, 04/17/28	200	200
Mercedes-Benz Auto Receivables Trust 2023-2
Series 2023-A3-2, 5.95%, 11/15/28	250	255
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	484
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	279	271
Nissan Auto Receivables 2024-A Owner Trust
Series 2024-A3-A, 5.28%, 08/16/27	150	152
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	972
Toyota Auto Receivables 2022-C Owner Trust
Series 2022-A4-C, 3.77%, 08/17/26	145	143
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A4-A, 4.77%, 04/16/29	300	299
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	100	97
Verizon Master Trust
Series 2022-A-6, 3.67%, 07/21/25	300	299
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	200	202
Volkswagen Auto Loan Enhanced Trust 2023-1
Series 2023-A3-1, 5.02%, 06/20/28	100	101
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	965
World Omni Auto Receivables Trust 2024-B
Series 2024-A3-B, 5.27%, 03/15/28	200	203
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,937)		12,135
SHORT TERM INVESTMENTS 5.5%
Investment Companies 4.9%
JNL Government Money Market Fund - Class I, 4.36% (k) (l)	49,934	49,934
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.46% (k) (l)	6,474	6,474
Total Short Term Investments (cost $56,408)		56,408
Total Investments 105.3% (cost $1,193,322)		1,089,126
Total Forward Sales Commitments (0.7)% (proceeds $7,763)		(7,586)
Other Assets and Liabilities, Net (4.6)%		(46,893)
Total Net Assets 100.0%		1,034,647

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2024, the total payable for investments purchased on a delayed delivery basis was $56,256.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Convertible security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $1,178 and 0.1% of the Fund.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.7%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.7%)
Mortgage-Backed Securities (0.7%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 01/15/40 (a)	(600)	(545)
TBA, 3.00%, 01/15/40 (a)	(25)	(23)
TBA, 1.50%, 02/15/40 (a)	(50)	(43)
TBA, 1.50%, 01/15/55 (a)	(300)	(222)
TBA, 2.50%, 01/15/55 (a)	(4,175)	(3,398)
TBA, 3.00%, 01/15/55 (a)	(1,200)	(1,019)
TBA, 3.50%, 01/15/55 (a)	(150)	(133)
TBA, 2.50%, 02/15/55 (a)	(300)	(244)
TBA, 3.00%, 02/15/55 (a)	(275)	(233)
TBA, 3.50%, 02/15/55 (a)	(200)	(177)
Government National Mortgage Association
TBA, 2.50%, 01/15/55 (a)	(525)	(438)
TBA, 3.00%, 01/15/55 (a)	(875)	(759)
TBA, 3.50%, 01/15/55 (a)	(275)	(246)
TBA, 2.50%, 02/15/55 (a)	(75)	(63)
TBA, 3.00%, 02/15/55 (a)	(50)	(43)
Total Government And Agency Obligations (proceeds $7,763)		(7,586)
Total Forward Sales Commitments (0.7%) (proceeds $7,763)		(7,586)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2024, the total proceeds for investments sold on a delayed delivery basis was $7,763.

JNL Bond Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Synchrony Bank, 5.63%, 08/23/27	08/12/24	403	403	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Bond Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 4.51%, 10/22/27	10/28/24	499	497	0.1
		902	900	0.1

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	42,289	112,778	105,133	2,318	—	—	49,934	4.9
JNL Government Money Market Fund, 4.46% - Class SL	6,782	41,744	42,052	259	—	—	6,474	0.6
	49,071	154,522	147,185	2,577	—	—	56,408	5.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	752,716	—	752,716
Corporate Bonds And Notes	—	267,867	—	267,867
Non-U.S. Government Agency Asset-Backed Securities	—	12,135	—	12,135
Short Term Investments	56,408	—	—	56,408
	56,408	1,032,718	—	1,089,126
Liabilities - Securities
Government And Agency Obligations	—	(7,586)	—	(7,586)
	—	(7,586)	—	(7,586)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 98.2%
China 26.6%
360 Security Technology Inc. - Class A	50	71
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	7	16
AAC Technologies Holdings Inc.	68	328
ACM Research (Shanghai), Inc. - Class A	2	27
AECC Aero-Engine Control Co., Ltd. - Class A	11	33
Agricultural Bank of China Limited - Class H	2,684	1,529
AIMA Technology Group Co., Ltd. - Class A	6	34
Aisino Co.Ltd. - Class A	17	22
Akeso Inc. (a)	46	360
Alibaba Group Holding Limited (b)	1,638	17,364
Alibaba Health Information Technology Limited (a) (c)	474	202
Aluminum Corporation of China Limited - Class A	64	64
Aluminum Corporation of China Limited - Class H	366	212
Amlogic (Shanghai) Co., Ltd. - Class A	3	32
Andon Health Co., Ltd. - Class A	5	25
Angel Yeast Co., Ltd. - Class A	9	42
Anhui Conch Cement Company Limited - Class A	39	128
Anhui Conch Cement Company Limited - Class H	108	276
Anhui Gujing Distillery Company Limited - Class A	3	66
Anhui Gujing Distillery Company Limited - Class B	10	145
Anhui Jianghuai Automobile Group Co., Ltd. - Class A	12	59
Anhui Kouzi Distillery Co., Ltd. - Class A	7	36
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	42
Anjing Food Group Co., Ltd. - Class A	3	29
ANTA Sports Products Limited	130	1,300
Aojie Technology Co., Ltd. - Class A (a)	3	22
APT Medical Inc. - Class A	1	46
Asia-Potash International Investment (Guangzhou)Co., Ltd. - Class A (a)	10	28
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	4	36
Atour Lifestyle Holdings Limited - ADR	6	163
Autobio Diagnostics Co., Ltd. - Class A	5	32
Avary Holding (Shenzhen) Co., Ltd - Class A	12	59
Avic Capital Co., Ltd. - Class A	10	5
AviChina Industry & Technology Company Limited - Class H	257	128
Avicopter PLC - Class A	6	34
Baic Bluepark New Energy Technology Co., Ltd. - Class A (a)	27	29
Baidu, Inc. - Class A (a) (b)	217	2,302
Baiyin Nonferrous Group Co., Ltd. - Class A	45	17
Bank of Beijing Co., Ltd. - Class A	152	128
Bank of Changsha Co., Ltd. - Class A	34	42
Bank of Chengdu Co., Ltd. - Class A	23	53
Bank of China Limited - Class H	7,683	3,923
Bank of Communications Co., Ltd. - Class A	295	314
Bank of Communications Co., Ltd. - Class H	741	609
Bank of Jiangsu Co., Ltd. - Class A	121	163
Bank of Nanjing Co., Ltd. - Class A	74	108
Bank of Ningbo Co., Ltd. - Class A	51	169
Bank of Shanghai Co., Ltd. - Class A	89	111
Bank of Suzhou Co., Ltd. - Class A	29	33
Baoshan Iron & Steel Co., Ltd. - Class A	161	155
Baotou Iron&Steel (Group) Co., Ltd. - Class A (a)	306	78
BBMG Corporation - Class A	58	14
BeiGene, Ltd. (a) (b)	65	913
Beijing Dabeinong Technology Group Co., Ltd. - Class A	46	27
Beijing Enterprises Holdings Limited	44	152
Beijing Enterprises Water Group Limited	356	115
Beijing Huaer Company Limited - Class A	48	55
Beijing Hualian Hypermarket Co., Ltd. - Class A	25	13
Beijing Jingneng Power Co. , Ltd. - Class A	47	23
Beijing Kingsoft Office Software Co., Ltd - Class A	4	148
Beijing New Building Material (Group) Co., Ltd. - Class A	7	27
Beijing Roborock Technology Co., Ltd. - Class A	1	32
Beijing Shiji Information Technology Co., Ltd. - Class A	5	5
Beijing Shougang Co., Ltd. - Class A	34	14
Beijing Tiantan Biological Products Corporation Limited - Class A	12	33
Beijing Tongrentang Co., Ltd. - Class A	13	69
Beijing United Information Technology Co., Ltd. - Class A	6	22
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	6	58
Beijing Yanjing Brewery Co., Ltd. - Class A	23	38
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	49	23
Beiqi Foton Motor Co., Ltd. - Class A (a)	65	22
Bethel Automotive Safety Systems Co., Ltd - Class A	5	31
Bicycle Club Joint Venture, L.P. - Class A (a)	—	1
Bilibili Inc (a)	23	412
Bloomage Biotechnology Corporation Limited - Class A	2	17
Bluestar Adisseo Co., Ltd - Class A	24	42
BNP Paribas Emissions- und Handelsgesellschaft mbH - Class A	12	23
BOC International (China) Co., Ltd. - Class A	25	38
BOE Technology Group Co., Ltd. - Class A	193	116
Bosideng International Holdings Limited	310	155
BYD Company Limited - Class A	12	460
BYD Company Limited - Class H	98	3,350
BYD Electronic (International) Company Limited	74	400
Caida Securities Co., Ltd. - Class A	33	32
Caitong Securities Co., Ltd. - Class A	50	55
Cambricon Technologies Corporation Limited - Class A (a)	3	273
Cathay Biotech, Inc. - Class A	2	11
CGN Power Co., Ltd. - Class A	122	69
CGN Power Co., Ltd. - Class H (b)	965	354
Changchun High-Tech Industries (Group) Inc. - Class A	4	58
Changjiang Securities Co., Ltd. - Class A	59	55
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	53
Chifeng Jilong Gold Mining Co., Ltd. - Class A	11	24
China Aviation Power Co., Ltd. - Class A	18	101
China Baoan Group Co., Ltd. - Class A	31	39
China CITIC Bank Corporation Limited - Class H	853	590
China Coal Energy Company Limited - Class A	19	32
China Coal Energy Company Limited - Class H	195	233
China Construction Bank Corporation - Class A	68	81
China Construction Bank Corporation - Class H	9,462	7,891
China CSSC Holdings Limited - Class A	32	158
China Eastern Airlines Corporation Limited - Class A (a)	150	82
China Eastern Airlines Corporation Limited - Class H (a) (c)	58	19
China Energy Engineering Corporation Limited - Class A	264	83
China Energy Engineering Corporation Limited - Class H	658	87
China Everbright Bank Company Limited - Class A	319	169
China Everbright Bank Company Limited - Class H	326	127
China Everbright Environment Group Limited	307	153
China Feihe Limited (b)	396	278
China Film Co., Ltd. - Class A	18	29
China First Heavy Industries - Class A (a)	53	21
China Galaxy Securities Co., Ltd. - Class A	36	75
China Galaxy Securities Co., Ltd. - Class H	348	318
China Gas Holdings Limited	280	244
China Hainan Rubber Industry Group Co., Ltd. - Class A	33	25
China Hongqiao Group Limited	267	404
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation Limited - Class A	17	79
China International Capital Corporation Limited - Class H (b)	147	242

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
China International Marine Containers (Group) Co., Ltd. - Class A	30	31
China International Marine Containers (Group) Co., Ltd. - Class H	44	31
China Jushi Co., Ltd. - Class A	41	64
China Life Insurance Company Limited - Class H	734	1,385
China Literature Limited (a) (b)	47	154
China Longyuan Power Group Corporation Limited - Class A	29	63
China Longyuan Power Group Corporation Limited - Class H	302	250
China Medical System Holdings Limited	148	144
China Mengniu Dairy Company Limited	289	652
China Merchants Bank Co., Ltd. - Class A	152	820
China Merchants Bank Co., Ltd. - Class H	366	1,880
China Merchants Energy Shipping Co., Ltd. - Class A	68	60
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	81
China Merchants Port Holdings Company Limited	108	192
China Merchants Securities Co., Ltd. - Class A	29	75
China Merchants Securities Co., Ltd. - Class H (b) (c)	57	118
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	70	98
China Minsheng Banking Corp., Ltd. - Class A	297	168
China Minsheng Banking Corp., Ltd. - Class H	654	290
China Molybdenum Co., Ltd - Class A	116	105
China Molybdenum Co., Ltd - Class H	341	230
China National Medicines Corporation Ltd. - Class A	7	33
China National Nuclear Power Co Ltd - Class A	144	206
China National Software and Service Company Limited - Class A (a)	8	48
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	19	56
China Oilfield Services Limited - Class A	22	45
China Oilfield Services Limited - Class H	170	154
China Overseas Land & Investment Limited	361	575
China Pacific Insurance (Group) Co., Ltd. - Class A	51	240
China Pacific Insurance (Group) Co., Ltd. - Class H	253	819
China Petroleum & Chemical Corporation - Class A	314	287
China Petroleum & Chemical Corporation - Class H	2,328	1,333
China Petroleum Engineering Corporation - Class A	45	22
China Power International Development Limited	446	182
China Railway Construction Group Co., Ltd. - Class A	32	19
China Railway Group Limited - Class A	124	108
China Railway Group Limited - Class H	401	204
China Railway Hi-Tech Industry Corporation Limited - Class A	20	22
China Railway Signal & Communication Corporation Limited - Class A	63	54
China Railway Signal & Communication Corporation Limited - Class H	178	79
China Rare Earth Resources and Technology Co., Ltd. - Class A	9	36
China Resources Gas Group Limited	95	374
China Resources Land Limited	274	795
China Resources Microelectronics Limited - Class A	10	64
China Resources Mixc Lifestyle Services Limited (b)	60	223
China Resources Pharmaceutical Group Limited (b)	161	119
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	4	27
China Science Publishing & Media Ltd. - Class A	7	19
China Securities Co., Ltd. - Class A	22	79
China Shenhua Energy Company Limited - Class A	45	269
China Shenhua Energy Company Limited - Class H	334	1,442
China Southern Airlines Company Limited - Class A (a)	130	115
China Southern Airlines Company Limited - Class H (a) (c)	22	12
China Southern Power Grid Co., Ltd. - Class A	32	18
China Southern Power Grid Energy Storage Co., Ltd - Class A	11	15
China Southern Power Grid Technology Co., Ltd. - Class A	3	14
China Suntien Green Energy Corporation Limited - Class A	8	8
China Suntien Green Energy Corporation Limited - Class H	198	94
China Taiping Insurance Holdings Company Limited	138	207
China Three Gorges Corporation - Class A	178	107
China Tourism Group Duty Free Corporation Limited - Class A	15	136
China Tourism Group Duty Free Corporation Limited - Class H	6	40
China Tower Corporation Limited - Class H (b)	3,808	549
China Vanke Co., Ltd. - Class A (a)	75	74
China Vanke Co., Ltd. - Class H (a) (c)	159	108
China XD Electric Co., Ltd. - Class A	46	47
China Yangtze Power Co., Ltd. - Class A	177	718
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	6	32
China Zheshang Bank Co., Ltd. - Class A	151	60
China Zheshang Bank Co., Ltd. - Class H (b)	126	36
Chongqing Brewery Co., Ltd. - Class A	5	45
Chongqing Changan Automobile Company Limited - Class A	52	95
Chongqing Changan Automobile Company Limited - Class B	179	83
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	11	21
Chongqing Rural Commercial Bank Co., Ltd. - Class A	71	59
Chongqing Rural Commercial Bank Co., Ltd. - Class H	257	154
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	8
CITIC Limited	561	665
CITIC Securities Company Limited - Class A	88	354
CITIC Securities Company Limited - Class H	146	403
CNOOC Energy Development Co., Ltd. - Class A	52	31
CNPC Capital Company Limited - Class A	44	41
Cofco Sugar Holding Co., Ltd - Class A	15	21
Copper Sub Corporation, Inc. - Class A	29	28
COSCO SHIPPING Development Co., Ltd. - Class A	121	43
COSCO SHIPPING Development Co., Ltd. - Class H	270	36
Cosco Shipping Energy Transportation Co., Ltd. - Class A	35	56
Cosco Shipping Energy Transportation Co., Ltd. - Class H (c)	106	85
COSCO Shipping Holdings Co., Ltd. - Class A	77	163
COSCO Shipping Holdings Co., Ltd. - Class H	295	486
Country Garden Holdings Company Limited (a) (d)	1,293	—
Country Garden Services Holdings Company Limited	191	136
CSPC Pharmaceutical Group Limited	815	501
Daqin Railway Co., Ltd. - Class A	114	106
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	17
Datang International Power Generation Co., Ltd. - Class A	46	18
Datang International Power Generation Co., Ltd. - Class H	364	68
DHC Software Co., Ltd. - Class A	38	38
Dong'e Ejiao Co., Ltd. - Class A	6	47
Dongfang Electric Co., Ltd. - Class A	21	46
Dongfang Electric Co., Ltd. - Class H (c)	40	50
Dongxing Securities Co., Ltd. - Class A	31	47
Eastern Air Logistics Co., Ltd. - Class A	12	27
Eastroc Beverage(Group) Co., Ltd. - Class A	2	71
Easyhome New Retail Group Corporation Limited - Class A	69	34
Ecovacs Robotics Co., Ltd. - Class A	1	3
ENN energy Holdings Limited	75	538
ENN Natural Gas Co., Ltd. - Class A	28	83
Everbright Securities Company Limited - Class A	27	68
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (a)	104	33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Eyebright Medical Technology Co., Ltd - Class A	2	22
Far East Horizon Limited	145	106
Faw Jiefang Group Co., Ltd - Class A	33	37
Flat Glass Group Co., Ltd. - Class A	12	33
Flat Glass Group Co., Ltd. - Class H	24	34
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	42	262
Fosun International Limited	244	143
Founder Securities Co., Ltd. - Class A	43	49
Foxconn Industrial Internet Co., Ltd. - Class A	76	221
Fujian Kuncai Material Technology Co., Ltd. - Class A	6	16
Fujian Sunner Development Co., Ltd. - Class A	14	27
Full Truck Alliance Co. Ltd. - Class A - ADR	69	750
Fuyao Glass Industry Group Co., Ltd. - Class A	15	131
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	58	415
Fuzhou Tianyu Electric Co., Ltd. - Class A (a)	45	28
Galaxycore Inc. - Class A	15	28
Gan & Lee Pharmaceuticals - Class A	4	24
Ganfeng Lithium Group Co., Ltd - Class A	3	16
Ganfeng Lithium Group Co., Ltd - Class H (b) (c)	48	123
GCL-Poly Energy Holdings Limited (a)	2,062	286
GD Power Development Co., Ltd - Class A	113	71
Geely Automobile Holdings Limited	572	1,090
GEM Co., Ltd. - Class A	46	41
Gemdale Corporation - Class A	41	24
GenScript Biotech Corporation (a) (c)	68	86
GF Securities Co., Ltd. - Class A	20	45
GF Securities Co., Ltd. - Class H	71	96
Giant Network Group Co., Ltd. - Class A	19	33
GigaDevice Semiconductor Inc. - Class A (a)	3	50
Goertek Inc. - Class A	21	75
Goldwind Science&Technology Co., Ltd. - Class A	25	35
Goldwind Science&Technology Co., Ltd. - Class H	2	2
Gongniu Group Co., Ltd. - Class A	4	35
Great Wall Motor Company Limited - Class A	18	63
Great Wall Motor Company Limited - Class H	243	426
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	34
Gree Electric Appliances, Inc. of Zhuhai - Class A	40	249
Greenland Holding Group Co., Ltd - Class A (a)	99	28
GRG Banking Equipment Co., Ltd. - Class A	25	41
Guangdong Electric Power Development Co., Ltd - Class A	34	21
Guangdong Haid Group Co., Ltd. - Class A	9	61
Guangdong Yangzhiguang Industrial Co., Ltd. - Class A	31	48
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	16
Guangzhou Automobile Group Co., Ltd. - Class A	29	38
Guangzhou Automobile Group Co., Ltd. - Class H	250	110
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	21	27
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	5	21
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	47
Guangzhou Haige Communications Group Incorporated Company - Class A	29	43
Guangzhou Port Co., Ltd. - Class A	18	9
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	36
Guangzhou State-Owned Development Holding Co., Ltd. - Class A	24	22
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	5	13
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A	40	38
Guolian Securities Co., Ltd. - Class A	20	36
Guosen Securities Co., Ltd - Class A	65	100
Guotai Junan Securities Co., Ltd. - Class A	53	136
Guotai Junan Securities Co., Ltd. - Class H (b)	68	97
Guoxuan High-Tech Co., Ltd. - Class A	14	39
H World Group Limited	183	611
Haidilao International Holding Ltd. (b)	147	301
Haier Smart Home Co., Ltd. - Class A	51	200
Haier Smart Home Co., Ltd. - Class H	223	785
Hainan Airlines Holding Co., Ltd. - Class A (a)	365	85
Hainan Airport Infrastructure Co., Ltd - Class A (a)	28	14
Haisco Pharmaceutical Group Co., Ltd. - Class A	7	30
Haitian International Holdings Limited	110	299
Haitong Securities Co., Ltd. - Class A	95	145
Haitong Securities Co., Ltd. - Class H	215	190
Hangzhou Bank Co., Ltd. - Class A	40	79
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	35
Hangzhou First Applied Material Co., Ltd. - Class A	12	24
Hangzhou Lion Microelectronics Co., Ltd. - Class A	6	20
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	23
Hangzhou Robam Appliances Co., Ltd. - Class A	10	29
Hangzhou Silan Microelectronics Co., Ltd. - Class A (a)	13	48
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	37
Hansoh Pharmaceutical Group Company Limited (b)	102	226
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	28
Harris County School District - Class A	334	282
Hebei Hengshui Laobaigan Liquor Co., Ltd. - Class A	8	23
Hebei Sinopack Electronic Technology Co., Ltd. - Class A	2	15
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	34
Hedy Holding Co., Ltd. - Class A	105	101
Heilongjiang Agriculture Company Limited - Class A	21	42
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	48
Henan Shuanghui Investment & Development Co., Ltd. - Class A	21	74
Hengan International Group Company Limited	62	183
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	15	26
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	27	56
Hengsheng Chemical Industry Co., Ltd. - Class A	11	34
Hengtong Optic-Electric Co., Ltd. - Class A	19	44
Hengyi Petrochemical Co. Ltd - Class A	39	33
Hesheng Silicon Industry Co., Ltd. - Class A	6	43
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class A	1	3
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class H	33	104
Hisense Visual Technology Co., Ltd. - Class A	13	35
HLA Group Corp., Ltd. - Class A	35	36
Hongta Securities Co., Ltd. - Class A	25	29
Hoymiles Power Electronics Inc. - Class A	1	14
Hua Hong Semiconductor Limited (b)	61	170
Hua Xia Bank Co., Limited - Class A	106	116
Huaan Securities Co., Ltd. - Class A	34	28
Huadian Power International Corporation Limited - Class A	86	66
Huadian Power International Corporation Limited - Class H (c)	108	56
Huadong Medicine Co., Ltd - Class A	9	42
Huafon Chemical Co., Ltd. - Class A	27	30
Huagong Tech Company Limited - Class A	10	58
Huaibei Mining Co., Ltd. - Class A	21	40
Hualan Biological Engineering, Inc. - Class A	19	43
Huaneng Power International, Inc. - Class A	97	90
Huaneng Power International, Inc. - Class H	344	190
Huatai Securities Co., Ltd. - Class A	59	142
Huatai Securities Co., Ltd. - Class H (b)	125	211
Huaxi Securities Co., Ltd. - Class A	29	33
Huaxin Cement Co., Ltd. - Class A	19	31
Huayu Automotive Systems Co., Ltd. - Class A	14	33
Hubei Energy Group Co., Ltd. - Class A	52	35
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	36
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	38
Huizhou Desay SV Automotive Co., Ltd. - Class A	2	36
Humanwell Healthcare (Group) Co., Ltd - Class A	5	17
Hunan Valin Steel Co., Ltd. - Class A	59	34
Hundsun Technologies Inc. - Class A	9	33
iFlytek Co., Ltd. - Class A	17	115

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Industrial and Commercial Bank of China Limited - Class H	7,020	4,711
Industrial Bank Co., Ltd. - Class A	148	388
Industrial Securities Co., Ltd. - Class A	90	77
Inner Mongolia Dian Tou Energy Corporation Limited - Class A	10	27
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	19
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	53	47
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	90	65
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	34
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	47	192
Inner Mongolia Yitai Coal Co., Ltd. - Class B	100	206
Innovent Biologics, Inc. - Class B (a) (b)	126	595
Inspur Electronic Information Industry Co., Ltd. - Class A	6	45
IRAY Technology Company Limited - Class A	1	17
J&T Global Express Limited (a) (c)	497	393
JA Solar Technology Co., Ltd. - Class A	22	41
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	27
Jcet Group Co., Ltd. - Class A	17	95
JCHX Mining Management Co., Ltd. - Class A	6	28
JD Health International Inc. (a) (b)	106	383
JD Logistics, Inc. (a)	230	380
JD.com, Inc. - Class A	233	4,078
Jiangsu Broadcasting Cable Information Networkcorporation Limited - Class A	45	21
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	52
Jiangsu Expressway Company Limited - Class A	2	4
Jiangsu Expressway Company Limited - Class H	129	143
Jiangsu Financial Leasing Co., Ltd. - Class A	32	23
Jiangsu Guoxin Corp. Ltd. - Class A	16	17
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	7	49
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	44	279
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	8	51
Jiangsu NHWA Pharmaceutical Co., Ltd - Class A	10	32
Jiangsu Pacific Quartz Co., Ltd. - Class A	5	21
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	21	34
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	26
Jiangsu Yanghe Distillery Co., Ltd. - Class A	11	130
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	22
Jiangsu Yoke Technology Co., Ltd. - Class A	5	36
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	2	11
Jiangsu Zhongtian Technology Co., Ltd. - Class A	13	26
Jiangxi Copper Company Limited - Class A	12	35
Jiangxi Copper Company Limited - Class H	82	131
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	37
Jinko Solar Co., Ltd. - Class A	66	64
Jinneng Holding Shanxi Coal Industry Co., Ltd. - Class A	13	25
Jiugui Liquor Co., Ltd. - Class A	3	22
Jointown Pharmaceutical Group Co., Ltd. - Class A	53	37
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	25
Juneyao Airlines Co., Ltd. - Class A	20	37
Kangmei Pharmaceutical Co., Ltd. - Class A (a)	3	1
KE Holdings Inc.	215	1,311
Keboda Technology Co., Ltd. - Class A	1	12
Kingdee International Software Group Company Limited (a)	304	334
Kingfa Sci. & Tech. Co., Ltd. - Class A	18	21
Kingnet Network Co., Ltd. - Class A	21	39
Kingsoft Corp Ltd	88	379
Kuaishou Technology (a) (b)	278	1,478
Kuang-Chi Technologies Co., Ltd. - Class A	16	105
Kunlun Energy Company Limited	354	382
Kweichow Moutai Co., Ltd. - Class A	9	1,939
Lenovo Group Limited	765	987
Levima Advanced Materials Corporation - Class A	9	17
Li Auto Inc. (a)	114	1,367
Li Ning Company Limited	229	484
Liaoning Cheng Da Co., Ltd. - Class A	10	13
Liaoning Port Co., Ltd. - Class A	185	44
Lingyi Itech (Guangdong) Company - Class A	34	38
Livzon Pharmaceutical Group Inc. - Class A	3	15
Livzon Pharmaceutical Group Inc. - Class H	11	37
Longbai Group Co., Ltd - Class A	21	52
Longfor Group Holdings Limited	181	233
LONGi Green Energy Technology Co., Ltd. - Class A	59	126
Lotus Technologies, Inc. - ADR (a) (c)	7	24
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	55	309
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	181
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	42	27
Meituan - Class B (a) (b)	518	10,125
Metallurgical Corporation of China Ltd. - Class A	127	58
Metallurgical Corporation of China Ltd. - Class H (c)	215	45
Mingyang Smart Energy Group Co., Ltd. - Class A	23	40
Miniso Group Holding Ltd (e)	37	221
Minmetals Capital Company Limited - Class A	40	35
Montage Technology Co., Ltd. - Class A	11	98
Muyuan Foods Co., Ltd. - Class A	42	223
Nangfang Science City Development Co., Ltd. - Class A	14	29
Nanjing Iron and Steel Co., Ltd. - Class A	37	24
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd - Class A	13	23
Nanjing Securities Co., Ltd. - Class A	23	28
NARI Technology Co., Ltd. - Class A	61	210
National Silicon Industry Group Co., Ltd. - Class A	21	53
Naura Technology Group Co., Ltd. - Class A	4	203
Navinfo Co., Ltd. - Class A (a)	19	25
NetEase, Inc.	170	3,033
New China Life Insurance Company Ltd. - Class A	11	73
New China Life Insurance Company Ltd. - Class H	87	264
New Hope Liuhe Co., Ltd. - Class A (a)	47	58
New Oriental Education & Technology Group Inc. (b)	145	916
Ninestar Co., Ltd. - Class A (a)	12	46
Ningbo Deye Technology Co., Ltd. - Class A	2	28
Ningbo Joyson Electronics Co., Ltd. - Class A	10	21
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	46
Ningbo Sanxing Medical Electric Co., Ltd. - Class A	9	38
Ningbo Shanshan Co., Ltd. - Class A	16	16
Ningbo Tuopu Group Co., Ltd. - Class A	12	82
Ningbo Zhoushan Port Group - Class A	120	63
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	143
NIO, Inc. (a)	136	606
Nongfu Spring Co., Ltd. - Class H (b)	178	776
Offshore Oil Engineering Co., Ltd. - Class A	38	29
OFILM Group Co., Ltd. - Class A (a)	20	33
Oppein Home Group Inc. - Class A	5	46
Orient Securities Company Limited - Class A	36	51
Orient Securities Company Limited - Class H (b)	89	58
Oriental Pearl Group Co., Ltd. - Class A	33	35
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	74	29
People.cn Co., Ltd. - Class A	9	26
People's Insurance Company (Group) of China Limited, The - Class H	851	424
Perfect World Co., Ltd. - Class A	21	30
PetroChina Company Limited - Class H	2,093	1,647
PICC Property and Casualty Company Limited - Class H	653	1,028
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	65	6,268
Ping An Bank Co., Ltd. - Class A	153	245
Ping An Insurance (Group) Company of China, Ltd. - Class A	77	555
Ping An Insurance (Group) Company of China, Ltd. - Class H	607	3,591

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A	15	20
Poly Developments and Holdings Group Co., Ltd. - Class A	96	116
POP MART International Group Limited (b)	63	731
Postal Savings Bank of China Co., Ltd. - Class A	252	196
Postal Savings Bank of China Co., Ltd. - Class H (b)	830	489
Power Construction Corporation of China - Class A	116	87
Qi An Xin Technology Group Inc. - Class A (a)	6	24
Qingdao Port International Co., Ltd. - Class A	8	10
Qingdao Port International Co., Ltd. - Class H (b)	71	59
Qinghai Salt Lake Industry Co., Ltd - Class A (a)	24	53
Quzhou Xin'an Development Co., Ltd. - Class A (a)	64	26
Rockchip Electronics Co., Ltd. - Class A	4	56
Rongsheng Petrochemical Co., Ltd. - Class A	57	71
S.F. Holding Co., Ltd - Class A	35	193
SAIC Motor Corporation Limited - Class A	58	166
Sailun Group Co., Ltd. - Class A	26	50
San'an Optoelectronics Co., Ltd - Class A	48	80
Sany Heavy Industry Co., Ltd. - Class A	57	128
Satellite Chemical Co., Ltd. - Class A	31	81
SDIC Capital Co., Ltd. - Class A	53	55
SDIC Power Holdings Co., Ltd. - Class A	51	116
Seazen Holdings Co., Ltd. - Class A (a)	23	38
Seres Co., Ltd. - Class A	10	179
Shaanxi Beiyuan Chemical Industry Shares Group Co., Ltd. - Class A	29	17
Shaanxi Coal and Chemical Industry Group Co., Ltd. - Class A	74	235
Shaanxi Huaqin Technology Industry Co., Ltd. - Class A	1	17
Shandong Gold Group Co., Ltd. - Class A	20	63
Shandong Gold Group Co., Ltd. - Class H (b)	77	125
Shandong Hi-Speed ??Group Co., Ltd. - Class A	19	27
Shandong Linglong Tyre Co., Ltd. - Class A	14	34
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	64
Shandong Sun Paper Co., Ltd. - Class A	22	45
Shandong Weigao Group Medical Polymer Company Limited - Class H	210	124
Shanghai Aiko Solar Energy Co., Ltd. - Class A (a)	13	19
Shanghai Bailian Group Co., Ltd. - Class A	12	18
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	36
Shanghai Baosight Software Co., Ltd - Class A	15	61
Shanghai Baosight Software Co., Ltd - Class B	58	93
Shanghai BOCHU Electronic Technology Corporation Limited. - Class A	2	42
Shanghai Electric Group Company Limited - Class A (a)	53	59
Shanghai Electric Group Company Limited - Class H (a) (c)	312	114
Shanghai Electric Power Co., Ltd. - Class A	27	33
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	10	33
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H (c)	52	95
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	27
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	11	21
Shanghai International Airport Co., Ltd. - Class A	16	75
Shanghai International Port(Group) Co., Ltd - Class A	34	28
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	43
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	37
Shanghai Junshi Biosciences Co., Ltd. - Class A (a)	6	23
Shanghai Lingang Holdings Co., Ltd - Class A	18	25
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	26
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	120	60
Shanghai M&G Stationery Inc - Class A	10	41
Shanghai Moons' Electric Co., Ltd. - Class A	3	18
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	15	44
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	83	135
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	8	18
Shanghai Pudong Development Bank Co., Ltd. - Class A	220	310
Shanghai RAAS blood products co., Ltd. - Class A (d)	67	67
Shanghai Rural Commercial Bank Co., Ltd. - Class A	85	99
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A	2	12
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	62
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd. - Class A	41	36
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	12	44
Shanxi Coal International Energy Group Co., Ltd. - Class A	17	28
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	50
Shanxi Lu'an Environmental Energy Dev.Co., Ltd - Class A	20	39
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	9	238
Shede Spirits Co., Ltd. - Class A	3	27
Shenergy Company Limited - Class A	43	56
Shengyi Technology Co., Ltd. - Class A	10	34
Shennan Circuits Co., Ltd. - Class A	5	87
Shenwan Hongyuan Group Co., Ltd. - Class A	154	113
Shenwan Hongyuan Group Co., Ltd. - Class H (b)	198	59
Shenzhen Energy Group Co., Ltd. - Class A	34	30
Shenzhen Goodix Technology Co., Ltd. - Class A	4	44
Shenzhen Great Wall Development Technology Co., Ltd. - Class A	15	40
Shenzhen Kedali Industry Co.Limited - Class A	2	29
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (a)	81	30
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	37
Shenzhen SED Industry Co., Ltd. - Class A	12	28
Shenzhen Transsion Holdings Co., Ltd. - Class A	9	114
Shenzhou International Group Holdings Limited	78	620
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	39
SICC Co., Ltd. - Class A (a)	3	21
Sichuan Changhong Electric Co., Ltd. - Class A	18	24
Sichuan Chuantou Energy Co,.Ltd. - Class A	27	63
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	60
Sichuan New Energy Power Company Limited - Class A	17	24
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	44
Sichuan Swellfun Co., Ltd. - Class A	5	34
Sieyuan Electric Co., Ltd. - Class A	7	70
Sinocelltech Group Limited - Class A (a)	3	12
Sinolink Securities Co., Ltd. - Class A	23	27
Sinoma International Engineering Co., Ltd. - Class A	25	32
Sinoma Science & Technology Co., Ltd. - Class A	19	33
Sinomach Heavy Equipment Group Co., Ltd. - Class A (a)	48	20
Sinomine Resource Group Co., Ltd. - Class A	6	27
Sinopec Oilfield Service Corporation - Class A (a)	8	2
Sinopec Shanghai Petrochemical Company Limited - Class A (a)	40	17
Sinopec Shanghai Petrochemical Company Limited - Class H (a)	390	60
Sinopharm Group Co. Ltd. - Class H	123	338
Sinotrans Limited - Class A	51	37
Sinotrans Limited - Class H	106	50
Sinotruk (Hong Kong) Limited	55	161
SKSHU Paint Co., Ltd. - Class A	5	27
Smoore International Holdings Limited (b)	172	294
Soochow Securities Co., Ltd. - Class A	55	59
Southwest Securities Co., Ltd. - Class A	82	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Spring Airlines Co., Ltd. - Class A	9	69
Starpower Semiconductor Ltd. - Class A	2	29
State Grid Xin Yuan Company Limited - Class A	39	29
Sun Art Retail Group Limited	223	71
Sunny Optical Technology (Group) Company Limited	67	595
Sunshine City Group Co., Ltd. - Class A	31	29
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	5	18
TAL Education Group - Class A - ADR (a)	46	466
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	25
TBEA Co., Ltd. - Class A	50	87
TCL Technology Group Corporation - Class A	164	113
TCL Zhonghuan Renewable Energy Technology Co., Ltd - Class A	3	3
Tencent Holdings Limited	578	30,968
Tencent Music Entertainment Group	131	745
The Pacific Securities Co., Ltd - Class A (a)	46	27
Tianfeng Securities Co., Ltd. - Class A (a)	58	36
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	19	42
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	26
Tianma Microelectronics Co., Ltd. - Class A (a)	28	35
Tianneng Battery Group Co., Ltd - Class A	4	13
Tianqi Lithium Industry Co., Ltd - Class A	6	27
Tianshan Aluminum Group Co., Ltd. - Class A	37	40
Tianshui Huatian Technology Co., Ltd. - Class A	30	48
Tingyi (Cayman Islands) Holding Corp.	171	222
Tongcheng-Elong Holdings Limited (b)	125	292
Tongfu Microelectronics Co., Ltd. - Class A	12	48
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	14	15
Tongkun Group Co., Ltd. - Class A	16	26
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	38
Tongwei Co., Ltd - Class A	32	96
Top Choice Medical Investment Co., Inc. - Class A	5	28
Trina Solar Co., Ltd. - Class A	15	39
Trip.com Group Limited (a)	54	3,694
Tsinghua Tongfang Co., Ltd. - Class A (a)	32	32
Tsingtao Brewery Co., Ltd. - Class A	5	59
Tsingtao Brewery Co., Ltd. - Class H	58	424
Ubtech Robotics Corp. Ltd. - Class H (a)	9	66
Unigroup Guoxin Microelectronics Co., Ltd. - Class A	5	44
Uni-President China Holdings Ltd	137	138
Unisplendour Corporation Limited - Class A	14	53
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	38
Venustech Group Inc. - Class A	9	20
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (a)	5	36
Vipshop (China) Co., Ltd - ADR	36	484
Wanda Film Holding Co., Ltd. - Class A (a)	19	32
Wangfujing Group Co., Ltd. - Class A	9	18
Wanhua Chemical Group Co., Ltd. - Class A	25	242
Want Want China Holdings Limited	461	271
Weichai Power Co., Ltd. - Class A	48	91
Weichai Power Co., Ltd. - Class H	205	312
Western Mining Co., Ltd. - Class A	23	51
Western Securities Co., Ltd. - Class A	53	59
Western Superconducting Technologies Co., Ltd. - Class A	6	38
Will Semiconductor Co., Ltd. Shanghai - Class A	10	148
Wintime Energy Co., Ltd. - Class A	143	34
Wuchan Zhongda Group Co., Ltd. - Class A	44	31
Wuhan Guide Infrared Co., Ltd. - Class A	44	45
Wuliangye Yibin Co., Ltd. - Class A	29	555
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	11	59
WuXi AppTec Co., Ltd. - Class A	15	117
WuXi AppTec Co., Ltd. - Class H (b)	33	243
Wuxi Autowell Technology Co., Ltd. - Class A	3	18
Wuzhou Minovo Co., Ltd. - Class A	20	28
XCMG Construction Machinery Co., Ltd. - Class A	77	83
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	31
Xiamen C&D Inc. - Class A	28	41
Xiamen Faratronic Co., Ltd. - Class A	2	29
Xiamen Tungsten Co., Ltd. - Class A	12	33
Xiangtan Electric Manufacturing Co., Ltd. - Class A (a)	9	14
Xiaomi Corporation (a) (b)	1,616	7,168
Xinjiang Daqo New Energy Co. Ltd. - Class A	15	50
Xinjiang Tianshan Cement Co., Ltd. - Class A	30	23
Xinyi Solar Holdings Limited	484	195
Xpeng Inc. (a)	121	720
XtalPi Holdings Limited (a)	146	112
Yadea Group Holdings Ltd (b)	108	180
Yangzijiang Shipbuilding (Holdings) Ltd.	265	583
Yankuang Energy Group Company Limited - Class A	28	54
Yankuang Energy Group Company Limited - Class H (c)	335	387
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	41
Yifeng Pharmacy Chain Co., Ltd. - Class A	1	3
Yongan Futures Co., Ltd. - Class A	5	9
Yonghui Superstores Co., Limited - Class A (a)	67	58
Yongxing Special Materials Technology Co., Ltd. - Class A	6	29
Youngor Group Co., Ltd. - Class A	47	57
Yuexiu Property Company Limited	128	84
Yum China Holdings, Inc.	36	1,712
YUNDA Holding Group Co., Ltd. - Class A	29	30
Yunnan Aluminium Co, Ltd. - Class A	31	57
Yunnan Baiyao Industrial Co., Ltd. - Class A	9	72
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	33
Yunnan Energy New Material Co., Ltd. - Class A	9	41
Yunnan Yuntianhua Co., Ltd. - Class A	16	49
Zangge Mining Company Limited - Class A	13	48
Zeekr Intelligent Technology Holding Limited - ADR (a)	4	119
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	132
Zhaojin Mining Industry Co., Ltd. - Class H	137	194
Zhejiang China Commodities City Group Co., Ltd. - Class A	52	96
Zhejiang Chint Electric Co., Ltd. - Class A	8	26
Zhejiang Dahua Technology Co., Ltd. - Class A	11	23
Zhejiang Dingli Machinery Co., Ltd. - Class A	4	35
Zhejiang Grandwall Electric Science&Technology Co., Ltd. - Class A (a)	31	62
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	15	38
Zhejiang Huayou Cobalt Co., Ltd. - Class A	3	13
Zhejiang Juhua Co., Ltd. - Class A	22	73
Zhejiang Longsheng Group Co., Ltd. - Class A	24	33
Zhejiang NHU Company Ltd. - Class A	31	94
Zhejiang Provincial New Energy Investment Group Co., Ltd. - Class A	5	5
Zhejiang Sanhua Intelligent Controls Co., Ltd - Class A	33	107
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	51
Zhejiang Supor Co., Ltd. - Class A	6	40
Zhejiang Wanfeng Auto Wheel Co., Ltd. - Class A	3	8
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	3	8
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	13	23
Zhejiang Zheneng Electric Power Co., Ltd - Class A	59	46
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	69
Zheshang Securities Co., Ltd. - Class A	38	64
ZhongAn Online P&C Insurance Co., Ltd. - Class H (a)	62	94
Zhongjin Gold Corporation Limited - Class A	46	76
Zhongsheng Group Holdings Limited	71	129
Zhongtai Securities Co., Ltd. - Class A	23	21
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	7	48
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	42	177
Zhuzhou Kibing Group Co., Ltd - Class A	23	17
Zijin Mining Group Co., Ltd. - Class A	137	284
Zijin Mining Group Co., Ltd. - Class H	570	1,038
ZJLD Group Inc	49	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	42	42
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H (c)	158	116
ZTE Corporation - Class A	33	183
ZTE Corporation - Class H	67	209
ZTO Express (Cayman) Inc. (b)	41	797
		207,447
India 20.8%
ABB India Limited	5	409
ACC Limited	9	206
Adani Energy Solutions Limited (a)	32	297
Adani Enterprises Limited	40	1,183
Adani Gas Limited	28	245
Adani Green Energy (UP) Limited (a)	39	472
Adani Ports and Special Economic Zone Limited	90	1,294
Adani Power Limited (a)	104	641
Adani Wilmar Limited (a)	8	30
Aditya Birla Capital Limited (a)	87	181
Alkem Laboratories Limited	6	408
Ambuja Cements Limited	63	392
Apollo Hospitals Enterprise Limited	11	906
Ashok Leyland Limited	147	379
Asian Paints Limited	72	1,919
Astral Limited	11	214
AU Small Finance Bank Limited (b)	38	246
Aurobindo Pharma Ltd	33	510
Avenue Supermarts Limited (a) (b)	16	647
Axis Bank Limited	221	2,739
Bajaj Auto Limited	7	669
Bajaj Finance Limited	28	2,192
Bajaj Finserv Limited	37	683
Bajaj Holdings & Investment Limited.	2	311
Balkrishna Industries Limited	8	279
Bandhan Bank Limited (b)	64	119
Bank of Baroda	108	303
Bank of India	89	106
Berger Paints India Limited	30	158
Bharat Electronics Limited	357	1,222
Bharat Forge Ltd	26	399
Bharat Heavy Electricals Limited	131	351
Bharat Petroleum Corporation Limited	196	665
Bharti Airtel Limited	257	4,776
Bharti Hexacom Limited	7	112
Biocon Limited	42	179
Bosch Limited	1	347
Britannia Industries Ltd	12	659
Canara Bank	196	229
CG Power and Industrial Solutions Limited	65	551
Cholamandalam Investment and Finance Company Limited	42	586
Cipla Limited	53	940
Coal India Ltd Govt Of India Undertaking	225	1,012
Colgate-Palmolive (India) Limited	13	418
Container Corporation	19	180
CRISIL Limited	2	133
Cummins India Limited	14	521
Dabur India Limited	59	351
Divis Laboratories Limited	13	960
Dixon Technologies (India) Limited	3	674
DLF Limited	80	771
Dr. Reddy's Laboratories Limited	61	987
Eicher Motors Limited	15	824
FSN E-Commerce Ventures Private Limited (a)	108	206
GAIL (India) Limited	289	646
GE Vernova T&D India Limited	6	144
GMR Airports Limited (a)	249	229
Godrej Consumer Products Limited	41	521
Godrej Properties Limited (a)	11	373
Grasim Industries Ltd	38	1,082
Havells India Limited	21	402
HCL Technologies Limited	103	2,299
HDFC Life Insurance Company Limited (b)	98	707
HDFC Asset Management Company Limited	10	475
HDFC Bank Limited	546	11,290
Hero MotoCorp Limited	12	574
Hindalco Industries Limited	140	987
Hindustan Aeronautics Limited	19	908
Hindustan Petroleum Corporation Limited	97	460
Hindustan Unilever Limited	85	2,323
Hitachi Energy India Limited	1	163
Honeywell Automation India Limited	—	77
ICICI Bank Limited	505	7,528
ICICI Lombard General Insurance Company Limited (b)	21	447
ICICI Prudential Life Insurance Company Limited (b)	39	300
IDFC First Bank Limited (a)	490	361
Indian Bank	26	158
Indian Hotels Company Limited, The	87	894
Indian Oil Corporation Limited	386	614
Indian Railway Catering And Tourism Corporation Limited	26	235
Indian Railway Finance Corporation Limited	178	309
Indian Renewable Energy Development Agency Limited (a)	57	143
Indraprastha Gas Limited	32	153
Indus Towers Limited (a)	73	292
IndusInd Bank Ltd.	56	632
Info Edge (India) Limited	8	800
Infosys Limited	396	8,651
Interglobe Aviation Limited (a) (b)	17	891
ITC Limited	290	1,637
Jindal Stainless Limited	31	256
Jindal Steel & Power Limited	48	518
Jio Financial Services Limited (a)	362	1,265
JSW Energy Limited	63	478
JSW Infrastructure Limited	21	79
JSW Steel Limited	122	1,284
Jubilant Foodworks Limited	39	326
Kalyan Jewellers India Limited	33	295
Kotak Mahindra Bank Limited	104	2,158
L&T Technology Services Limited	3	138
Larsen and Toubro Limited	64	2,707
Linde India Limited	2	161
LTIMindtree Limited (b)	9	564
Lupin Limited	24	660
Macrotech Developers Limited	26	425
Mahindra and Mahindra Limited	94	3,299
Mankind Pharma Limited (a)	12	393
Marico Limited	61	453
Maruti Suzuki India Limited	13	1,626
Max Healthcare Institute Limited	65	858
Mazagon Dock Shipbuilders Limited	6	156
Motilal Oswal Financial Services Limited	17	185
Mphasis Limited	8	278
MRF Limited	—	433
Muthoot Finance Limited	10	251
Nestle India Limited	35	898
NHPC Limited	305	288
NMDC Limited	323	248
NTPC Limited	467	1,822
Oberoi Realty Limited	12	329
Oil and Natural Gas Corporation Limited	405	1,135
Oil India Limited	62	314
Oracle Financial Services Software Limited	2	348
Page Industries Limited	1	336
Patanjali Foods Limited	8	168
PB Fintech Limited (a)	27	677
Persistent Systems Limited	10	776
Petronet LNG Limited	55	224
Phoenix Mills Limited, The	20	390
PI Industries Limited	8	343
Pidilite Industries Limited	26	869
Polycab India Limited	6	518
Power Finance Corporation Limited	127	665
Power Grid Corporation of India Limited	426	1,537
Premier Energies Limited (a)	8	130
Prestige Estates Projects Limited	16	324
Procter & Gamble Hygiene and Health Care Limited	1	164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Punjab National Bank	201	242
Rail Vikas Nigam Limited	51	251
REC Limited	111	648
Reliance Industries Limited	793	11,190
Samvardhana Motherson International Limited	284	517
SBI Cards and Payment Services Private Limited	29	222
SBI Life Insurance Company Limited (b)	38	620
Schaeffler India Limited	4	153
Shree Cement Limited	1	430
Shriram Finance Limited	25	854
Siemens Limited	9	681
Solar Industries Limited	2	283
Sona BLW Precision Forgings Limited	40	280
SRF Limited	13	344
Star Health and Allied Insurance Company Limited (a)	22	122
State Bank of India	177	1,641
Steel Authority of India Limited	144	191
Sun Pharma Advanced Research Company Limited	112	2,478
Sundaram Finance Limited	10	477
Suzlon Energy Limited (a)	1,178	856
Tata Communications Limited	11	213
Tata Consultancy Services Limited	96	4,579
Tata Consumer Products Limited	66	702
Tata Elxsi Limited	4	298
Tata Motors Limited	204	1,761
Tata Steel Limited	771	1,244
Tata Technologies Limited	6	62
Tech Mahindra Limited	63	1,244
The Supreme Industries Limited	6	329
The Tata Power Company Limited	166	761
Thermax Limited.	3	151
Titan Company Limited	39	1,470
Torrent Pharmaceuticals Ltd	9	356
Torrent Power Limited	17	296
Tube Investments of India Limited	12	493
TVS Motor Company Limited	23	642
UltraTech Cement Limited	12	1,615
Union Bank of India	159	224
United Spirits Limited	32	613
UNO Minda Limited	24	292
UPL Limited	57	331
Varun Beverages Limited	126	942
Vedanta Limited	166	867
Vodafone Idea Limited (a)	2,674	248
Voltas Limited	22	461
Wipro Limited	283	994
Yes Bank Limited (a)	2,081	476
Zomato Limited (a)	610	1,986
Zydus Lifesciences Limited	25	279
		162,054
Taiwan 19.5%
Accton Technology Corporation	49	1,154
Acer Inc.	297	361
Advantech Co., Ltd.	52	552
Airtac International Group	14	357
Alchip Technologies, Limited	8	800
ASE Technology Holding Co., Ltd.	325	1,594
Asia Cement Corporation	261	321
Asia Vital Components Co., Ltd.	32	607
ASUSTeK Computer Inc.	66	1,239
AUO Corporation	621	278
Catcher Technology Co., Ltd.	65	384
Cathay Financial Holding Co., Ltd.	961	1,997
Chailease Holding Company Limited	166	571
Chang Hwa Commercial Bank, Ltd.	588	320
Cheng Shin Rubber Ind. Co., Ltd.	220	329
Chicony Electronics Co., Ltd	56	259
China Airlines, Ltd.	296	232
China Steel Corporation	1,165	698
Chunghwa Telecom Co., Ltd.	370	1,393
Compal Electronics, Inc.	400	459
CTBC Financial Holding Co., Ltd.	1,974	2,350
Delta Electronics, Inc.	187	2,450
E Ink Holdings Inc.	87	723
E.Sun Financial Holding Company, Ltd.	1,496	1,228
Eclat Textile Corporation Ltd.	21	325
Elite Material Co., Ltd.	27	508
eMemory Technology Inc.	6	612
EVA Airways Corporation	278	376
Evergreen Marine Corporation (Taiwan) Ltd.	103	708
Far Eastern New Century Corporation	316	304
Far EasTone Telecommunications Co., Ltd.	160	436
Feng Tay Enterprises Co., Ltd.	64	259
First Financial Holding Co., Ltd.	986	813
Formosa Chemicals & Fibre Corporation	413	344
Formosa Petrochemical Corporation	146	154
Formosa Plastics Corporation	458	496
Fortune Electric Co., Ltd.	22	383
Foxconn Technology Co., Ltd.	115	261
Fubon Financial Holding Co., Ltd.	879	2,419
Giga-Byte Technology Co., Ltd.	54	448
Global Unichip Corp.	9	372
GlobalWafers Co., Ltd.	24	279
Highwealth Construction Corp.	144	191
HIWIN Technologies Corp.	25	252
Hon Hai Precision Industry Co., Ltd.	1,169	6,538
Hotai Motor Co., Ltd.	46	865
Hua Nan Financial Holdings Co., Ltd.	898	715
Innolux Corporation	789	346
International Games System Co., Ltd.	23	683
Inventec Corporation	300	459
Jentech Precision Industrial Co., Ltd.	8	371
KGI Financial Holding Co., Ltd.	1,541	807
Largan Precision Co., Ltd.	9	733
Lite-On Technology Corporation	219	663
Lotes Co., Ltd	10	597
MediaTek Inc.	150	6,450
Mega Financial Holdings Co., Ltd.	1,116	1,314
Micro-Star International Co., Ltd.	70	392
Momo.Com Inc.	11	108
Nan Ya P.C.B. Service Company	18	72
Nan Ya Plastics Corporation	513	467
Nan Ya Technology Corporation (a)	117	104
Nien Made Enterprise Co., Ltd.	18	201
Novatek Microelectronics Corporation	58	885
Pegatron Corporation	214	599
PharmaEssentia Corp. (a)	28	526
Phison Electronics Corporation	18	293
Pou Chen Corporation	246	277
Powertech Technology Inc.	64	237
President Chain Store Corporation	53	425
Quanta Computer Inc.	273	2,382
Radiant Opto-Electronics Corporation	44	264
Realtek Semiconductor Corporation	49	846
Ruentex Development Co., Ltd.	218	285
Shanghai Commercial & Savings Bank, Ltd., The	433	522
Shihlin Electric & Engineering Corporation	33	194
Shin Kong Financial Holding Co., Ltd. (a)	1,448	521
Silergy Corp.	34	418
Sino-American Silicon Products Inc.	64	262
SinoPac Financial Holdings Company Limited	1,274	889
Synnex Technology International Corporation	134	289
Taishin Financial Holding Co., Ltd.	1,220	647
Taiwan Business Bank, Ltd.	747	338
Taiwan Cooperative Bank, Ltd.	1,096	812
Taiwan High Speed Rail Corporation	232	197
Taiwan Mobile Co., Ltd.	148	512
Taiwan Semiconductor Manufacturing Company Limited	2,344	76,348
Tatung Co. (a)	164	240
TCC Group Holdings Co., Ltd.	678	655
TECO Electric & Machinery Co., Ltd.	133	212
Tripod Technology Corporation	46	277
Unimicron Technology Corp.	135	580
Uni-President Enterprises Corp.	461	1,136
United Microelectronics Corporation	1,187	1,551
Vanguard International Semiconductor Corporation	94	285
Voltronic Power Technology Corporation	7	396
Walsin Lihwa Corporation	307	222

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wan Hai Lines Ltd.	140	349
Winbond Electronics Corp. (a)	293	132
Wistron Corporation	278	881
Wiwynn Corporation	11	875
WPG Holdings Limited	157	327
WT Microelectronics Co., Ltd.	63	212
Yageo Corporation	46	757
Yang Ming Marine Transport Corporation	164	380
Yuanta Financial Holding Co., Ltd	1,233	1,276
Zhen Ding Technology Holding Limited	64	234
		152,426
South Korea 8.4%
ALTEOGEN Inc. (a)	4	784
Amorepacific Corporation	3	213
Celltrion Inc.	15	1,843
CJ CheilJedang Corp.	1	136
Cj Corporation	1	82
Cosmo Advanced Materials & Technology Co., Ltd. (a)	2	76
Coway Co., Ltd.	5	248
DB Insurance Co., Ltd.	4	299
Doosan Bobcat Inc.	5	131
Doosan Enerbility Co Ltd (a)	43	505
Ecopro BM Co., Ltd. (a)	5	352
Ecopro Co., Ltd (a)	9	350
EcoPro Materials Co., Ltd. (a)	2	91
GS Holdings Corp.	7	189
Hana Financial Group Inc.	27	1,051
Hanjinkal	3	135
Hankook Tire & Technology Co., Ltd	6	168
Hanmi Science Co., Ltd.	1	126
HANMI Semiconductor Co., Ltd.	4	225
Hanwha Aerospace CO., LTD.	3	651
Hanwha Ocean Co., Ltd. (a)	10	259
Hanwha Solutions Corporation	11	120
HD Hyundai Co., Ltd.	4	204
HD Hyundai Electric Co., Ltd.	2	557
HD Hyundai Marine Solution Co., Ltd. (a)	1	81
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4	663
HLB Co., Ltd (a)	12	565
HMM Co., Ltd.	28	335
HYBE Co., Ltd.	2	255
Hyundai Glovis Co., Ltd.	4	289
Hyundai Heavy Industries Co., Ltd. (a)	2	385
Hyundai Mobis Co., Ltd.	6	934
Hyundai Motor Company	14	1,944
Hyundai Rotem Company	7	227
Hyundai Steel Company	6	79
Industrial Bank of Korea	24	231
Kakao Corp.	28	712
Kakao Pay Corp. (a)	2	34
KakaoBank Corp.	34	479
Kangwon Land, Inc.	10	105
KB Financial Group Inc.	36	2,043
KIA Corporation	23	1,545
Korea Aerospace Industries, Ltd.	8	280
Korea Electric Power Corp (a)	25	339
Korea Investment Holdings Co., Ltd.	4	182
Korea Zinc Co., Ltd.	1	802
Korean Air Lines Co., Ltd.	19	288
Krafton, Inc. (a)	3	625
KT&G Corporation	11	809
Kumho Petrochemical Co., Ltd.	2	97
L&F Co., Ltd. (a)	2	130
LG Chem, Ltd. (a)	4	975
LG Chem, Ltd.	4	711
LG Corp.	11	533
LG Display Co., Ltd. (a)	29	179
LG Electronics Inc.	11	595
LG H&H Co., Ltd.	1	191
LG Innotek Co., Ltd.	1	150
LG Uplus Corp.	18	129
LOTTE Chemical Corporation	2	73
Meritz Financial Group Inc.	9	599
Mirae Asset Securities Co., Ltd.	23	122
NAVER Corporation	14	1,910
Ncsoft Corporation	1	179
Netmarble Corp. (a)	2	70
NH Investment & Securities Co., Ltd.	15	145
Orion Incorporation	3	174
POSCO Future M Co., Ltd.	3	290
POSCO Holdings Inc.	6	1,096
POSCO ICT Company Ltd.	4	46
Posco International Corporation	4	111
Samsung Biologics Co., Ltd. (a)	2	1,096
Samsung C&T Corporation	9	673
Samsung Card Co., Ltd.	2	49
Samsung Electro-Mechanics Co., Ltd.	5	425
Samsung Electronics Co., Ltd.	490	17,545
Samsung Engineering Co., Ltd. (a)	15	172
Samsung Fire & Marine Insurance Co., Ltd.	3	765
Samsung Heavy Industries Co., Ltd (a)	62	472
Samsung Life Insurance Co., Ltd.	10	633
Samsung SDI Co., Ltd.	5	845
Samsung SDS Co., Ltd.	4	347
Samsung Securities Co., Ltd.	6	177
Shinhan Financial Group Co., Ltd.	48	1,539
SK Biopharmaceuticals Co., Ltd. (a)	3	200
SK Bioscience Co., Ltd. (a)	3	100
SK Hynix Inc.	52	6,050
SK Inc.	3	309
SK innovation Co., Ltd. (a)	6	431
SK Square Co., Ltd. (a)	9	460
SK Telecom Co., Ltd.	11	406
SKC Co., Ltd. (a)	2	137
S-Oil Corporation	4	136
Woori Financial Group Inc.	60	629
Yuhan Corporation	6	477
		65,604
Saudi Arabia 3.8%
Acwa Power Company	13	1,409
ADES Holding Company	38	178
Advanced Petrochemical Company (a)	12	101
Al Nahdi Medical Co	4	129
Al Rajhi Banking and Investment Corporation	189	4,754
Alinma Bank	120	921
Almarai Company	42	640
Arab National Bank	81	452
Arabian Drilling Company	3	80
Arabian Internet And Communications Services Company	2	172
Bank AlBilad	55	571
Bank Aljazira	52	257
Banque Saudi Fransi	122	513
BUPA Arabia for Cooperative Insurance Company	7	405
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	9	678
Elm Company	2	699
Etihad Etisalat Company	39	556
Jarir Marketing Company	66	221
Mouwasat Medical Services Co.	10	216
Rabigh Refining and Petrochemical Company (a)	41	91
Riyad Bank	146	1,114
SAL Saudi Logistics Services Company	2	149
Santana Mining Inc. (a)	114	1,533
Saudi Arabian Fertilizer Company	22	661
Saudi Arabian Oil Company (b)	558	4,166
Saudi Aramco Base Oil Company - Luberef	5	144
Saudi Basic Industries Corporation	85	1,513
Saudi British Bank	96	862
Saudi Electricity Company	73	327
Saudi Industrial Investment Group	35	156
Saudi International Petrochemical Company (Sipchem)	26	172
Saudi Kayan Petrochemical Company (a)	70	132
Saudi National Bank, The	278	2,469
Saudi Research & Marketing Group (a)	3	222
Saudi Tadawul Group Holding Company	5	283
Saudi Telecom Company	171	1,822
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Savola Group	14	140
The Company For Cooperative Insurance	7	265
The Saudi Investment Bank	48	187
Yanbu National Petrochemical Company	19	196
		29,556
United Arab Emirates 2.6%
Abu Dhabi Commercial Bank PJSC	282	800
Abu Dhabi Islamic Bank	143	539
Abu Dhabi National Oil Company	295	283
Abu Dhabi Ports Company PJSC (a)	72	100
Adnoc Drilling Company PJSC	170	246
ADNOC Logistics & Services PLC	111	164
AFORTI Holding S.A. (a)	310	282
Aldar Properties - P J S C	359	751
Alpha Dhabi Holding	139	452
Dubai Electricity and Water Authority	849	657
Dubai Islamic Bank (P S C) Br.	284	547
Emaar Development LLC	79	294
Emaar Properties (P.J.S.C)	590	2,064
Emirates Integrated Telecommunications Company PJSC	75	152
Emirates NBD Bank (P.J.S.C)	245	1,430
Emirates Telecommunications Group Company (Etisalat Group) PJSC	345	1,532
Fertiglobe plc	82	55
First Abu Dhabi Bank P.J.S.C.	441	1,651
International Holdings Limited (a)	72	7,940
Multipleplay Group PJSC (a)	315	177
Pure Health Holding L.L.C (a)	238	216
Salik Company P.J.S.C.	178	262
		20,594
South Africa 2.6%
ABSA Group	79	795
Anglo American Platinum	6	171
Aspen Pharmacare Holdings Limited	34	294
Bid Corporation	33	764
Bidvest Group, The	30	416
Capitec Bank Holdings	10	1,678
Clicks Group	21	416
Discovery	52	537
FirstRand Limited	538	2,161
Gold Fields Limited	88	1,157
Harmony Gold Mining Company	54	429
Impala Platinum Holdings Limited (a)	86	403
Kumba Iron Ore Ltd (b)	6	97
Mr Price Group	24	382
MTN Group	168	816
Naspers Limited - Class N	17	3,775
Nedbank Group Limited	47	698
Northam Platinum Limited	34	176
OM Residual UK Ltd	385	255
Pepkor Holdings (b)	170	260
Rand Merchant Investment Holdings Limited	84	295
Remgro	42	342
Sanlam	161	742
Sasol	52	229
Shoprite Holdings	44	685
Sibanye Stillwater (a)	264	210
Standard Bank Group	132	1,548
Vodacom Group	58	311
Woolworths Holdings Limited	90	297
		20,339
Brazil 2.4%
Alupar Investimento S.A.	18	75
Ambev S.A.	421	800
B3 S.A. - Brasil, Bolsa, Balcao	523	870
Banco Bradesco S/A.	138	237
Banco BTG Pactual S/A	114	502
Banco do Brasil S.A	167	651
Banco Santander (Brasil) S.A.	40	155
BB Seguridade Participacoes S.A.	68	398
BRF S.A. (a)	107	439
Caixa Seguridade Participacoes S/A	51	117
CCR S.A.	94	154
Centrais Eletricas Brasileiras S/A	93	513
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	35	498
Companhia Energetica de Minas Gerais-CEMIG	35	83
Companhia Paranaense De Energia	95	126
Cosan S.A.	113	149
CPFL Energia S/A	18	90
CSN Mineracao S.A.	64	54
Energisa S/A	25	146
ENGIE Brasil Energia S.A.	25	144
Equatorial Energia S.A	118	519
Hapvida Participacoes E Investimentos S/A (b)	490	176
Itausa S.A.	138	200
JBS S.A	64	376
Klabin S.A.	92	347
Localiza Rent A Car SA	79	410
Lojas Renner S/A.	102	199
Natura & Co Holding SA	94	193
Neoenergia S.A.	61	185
Petroleo Brasileiro S/A Petrobras.	359	2,300
Porto Seguro S/A	17	101
Prio S.A. (a)	84	550
Raia Drogasil S.A.	125	447
Rede D'or Sao Luiz S.A.	129	529
Rumo S.A.	102	293
Suzano SA	65	651
Telefonica Brasil S.A.	41	311
TIM S.A	85	199
Vale S.A.	353	3,131
Vibra Energia S/A	95	274
WEG SA	142	1,213
		18,805
Malaysia 1.8%
99 Speed Mart Retail Holdings Berhad (a)	143	79
Ammb Holdings Berhad	212	259
Axiata Group Berhad	333	185
Celcomdigi Berhad	394	319
CIMB Group Holdings Berhad	803	1,472
Dialog Group Berhad	495	205
Fraser & Neave Holdings Bhd	12	76
Gamuda Berhad	518	550
Genting Berhad	177	153
Genting Malaysia Berhad	279	141
Hong Leong Bank Berhad	79	366
Hong Leong Financial Group Berhad	29	121
IHH Healthcare Berhad	235	384
IOI Corporation Berhad	303	263
KLCC Property Holdings Berhad	27	49
Kuala Lumpur Kepong Berhad	52	255
Kumpulan Sime Darby Berhad	333	176
Malayan Banking Berhad	607	1,391
Malaysia Airports Holdings Berhad	117	278
Maxis Communications Berhad	289	237
MISC Berhad	219	372
Mr D.I.Y. Group (M) Berhad	318	131
Nestle (Malaysia) Berhad	6	127
Petronas Chemicals Group Berhad	275	318
Petronas Dagangan Berhad	30	131
Petronas Gas Berhad	105	416
PPB Group Berhad	70	193
Press Metal Berhad	406	446
Public Bank Berhad	1,461	1,491
QL Resources Berhad	176	187
RHB Bank Berhad	354	514
Sime Darby Plantation Berhad	233	257
Sunway City SDN. BHD.	231	247
Telekom Malaysia Berhad	214	319
Tenaga Nasional Berhad	448	1,494
Westports Holdings Berhad	128	134
YTL Corporation Berhad	434	260
YTL Power International Berhad	255	253
		14,249
Mexico 1.7%
America Movil, S.A.B. De C.V.	1,804	1,293

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Arca Continental S.A.B. de C.V.	48	393
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	300	298
Becle, S.A.B. de C.V. (c)	35	39
CEMEX S.A.B. de C.V. - Series A	1,422	798
Coca-Cola FEMSA, S.A.B. de C.V.	48	373
Corporativo FRAGUA, S.A.B. de C.V. - Class B	10	324
El Puerto De Liverpool, S.A.B. De C.V.	20	97
Fomento Economico Mexicano, S.A. B. De C.V.	207	1,765
Gmexico Transportes, S.A.B. De C.V.	43	66
GRUMA, S.A.B. de C.V. - Class B	18	275
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	37	651
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	17	424
Grupo Bimbo S.A.B. de C.V. - Class A	135	359
Grupo Carso, S.A.B. De C.V.	55	305
Grupo Comercial Chedraui, S.A.B. de C.V. (c)	46	277
Grupo Financiero Banorte, S.A.B. de C.V.	276	1,775
Grupo Financiero Inbursa, S.A.B. de C.V.	236	492
Grupo Mexico, S.A.B. de C.V. - Class B	306	1,459
Industrias Penoles, S.A.B. de C.V. (a)	19	237
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A (c)	145	204
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	18	154
Wal - Mart de Mexico, S.A.B. de C.V.	482	1,269
		13,327
Thailand 1.5%
Advanced Info Service PLC. - NVDR	18	153
Advanced Info Service PLC.	83	694
Airports of Thailand Public Company Limited	190	330
Airports of Thailand Public Company Limited - NVDR	213	372
Asset World Corp Public Company Limited - NVDR	357	37
Asset World Corp Public Company Limited	507	52
Bangkok Bank Public Company Limited - NVDR	35	157
Bangkok Dusit Medical Services Public Company Limited.	433	311
Bangkok Expressway and Metro Public Company Limited	484	100
Bangkok Expressway and Metro Public Company Limited - NVDR	367	76
Berli Jucker Public Company Limited - NVDR	114	78
Berli Jucker Public Company Limited	8	6
BTS Group Holdings Public Company Limited (c)	171	30
BTS Group Holdings Public Company Limited - NVDR	371	66
Bumrungrad Hospital Public Company Limited - NVDR	28	161
Bumrungrad Hospital Public Company Limited	9	54
Central Pattana Public Company Limited	62	103
Central Pattana Public Company Limited - NVDR	70	116
Central Retail Corporation Public Company Limited - NVDR (c)	70	70
Central Retail Corporation Public Company Limited	193	192
Charoen Pokphand Foods Public Company Limited	234	156
CP ALL Public Company Limited - NVDR	184	300
CP ALL Public Company Limited	245	399
CP Axtra Public Company Limited - NVDR (a)	217	172
Delta Electronics (Thailand) Public Company Ltd.	464	2,051
Global Power Synergy Public Company Limited	49	54
Gulf Energy Development Public Company Limited	238	413
Gulf Energy Development Public Company Limited - NVDR	274	477
Home Product Center Public Company Limited	426	117
Indorama Ventures Public Company Limited	16	12
Indorama Ventures Public Company Limited - NVDR (c)	188	137
Intouch Holdings Public Company Limited	90	255
Kasikornbank Public Company Limited	87	395
Krung Thai Bank Public Company Limited	455	280
Krungthai Card Public Company Limited (c)	12	17
Krungthai Card Public Company Limited - NVDR	134	194
Minor International Public Company Limited - NVDR	54	41
Minor International Public Company Limited	260	197
Muangthai Capital Public Company Limited	92	129
PTT Exploration And Production Public Company Limited	157	548
PTT Global Chemical Public Company Limited	215	153
PTT Oil And Retail Business Public Company Limited - NVDR	383	149
PTT Public Company Limited	652	606
PTT Public Company Limited - NVDR	294	274
SCB X Public Company Limited - NVDR	68	233
SCB X Public Company Limited	16	55
SCG Paper Public Company Limited - NVDR	50	29
SCG Paper Public Company Limited	81	46
Siam Global House Public Company Limited	148	60
Siam Global House Public Company Limited - NVDR	95	39
Thai Life Insurance Public Company Limited - NVDR	270	88
Thai Oil Public Company Limited	50	41
Thanachart Bank Public Company Limited	4,104	223
The Siam Cement Public Company Limited	34	166
True Corporation Public Company Limited - NVDR (a)	1,063	345
		12,009
Indonesia 1.5%
Aneka Tambang (Persero), PT TBK	654	62
Goto Gojek Tokopedia Tbk, PT (a)	80,518	350
PT Astra International Tbk	1,793	546
PT Bank Mandiri (Persero) Tbk.	3,557	1,256
PT Bank Negara Indonesia (Persero), Tbk.	1,403	378
PT Barito Pacific Tbk	2,273	130
PT Dayamitra Telekomunikasi	1,118	45
PT Kalbe Farma Tbk	1,693	143
PT Mitra Keluarga Karyasehat Tbk	614	97
PT Petrindo Jaya Kreasi Tbk. (a)	96	67
PT Tower Bersama Infrastructure Tbk	191	25
PT Transcoal Pacific Tbk	110	46
PT Unilever Indonesia, Tbk.	576	68
PT United Tractors Tbk	133	221
PT Vale Indonesia Tbk	208	47
PT. Adaro Energy Indonesia Tbk	1,191	180
PT. Adaro Minerals Indonesia (a)	394	29
PT. Amman Mineral Internasional (a)	1,018	536
PT. Bank Central Asia Tbk	5,371	3,229
PT. Bank Rakyat Indonesia (Persero) Tbk.	6,063	1,525
PT. Chandra Asri Petrochemical	889	415
PT. Charoen Pokphand Indonesia Tbk	768	227
PT. Golden Energy Mines	57	38
PT. Indah Kiat Pulp & Paper Tbk	262	111
PT. Indofood Cbp Sukses Makmur	190	135
PT. Indofood Sukses Makmur	398	190
PT. Indosat	529	82
PT. Mayora Indah Tbk	280	48
PT. Merdeka Battery Materials (a)	2,886	82
PT. Merdeka Copper Gold Tbk (a)	1,079	108
PT. Pertamina Geothermal Energy	393	23
PT. Pratama Abadi Nusa Industri	173	173
PT. Sarana Menara Nusantara	2,241	91
PT. Sumber Alfaria Trijaya	1,602	284
PT. Telekomunikasi Indonesia (Persero) Tbk	4,616	774
PT. Trimegah Bangun Persada	864	41
		11,802
Qatar 0.9%
Dukhan Bank (Q.P.S.C.)	245	249
Industries Qatar Q.S.C.	286	1,042
Masraf Al Rayan	668	451
Mesaieed Petrochemical Holding Company Q.P.S.C.	408	167
Ooredoo Q.P.S.C	111	351
Qatar Electricity & Water Company	52	223
Qatar Fuel (WOQOD)	85	351
Qatar Gas Transport Company Ltd.	348	397
Qatar International Islamic Bank (Q.P.S.C)	107	319
Qatar Islamic Bank (Q.P.S.C.)	173	1,014
Qatar National Bank (Q.P.S.C.)	435	2,069
The Commercial Bank (P.S.Q.C.)	343	410
		7,043

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Kuwait 0.8%
Boubyan Bank K.S.C.P	112	204
Gulf Bank K.S.C.P.	255	270
Kuwait Finance House Kscp	1,134	2,744
Mabanee Company (K.P.S.C)	60	148
Mobile Telecommunications Company. K.S.C.P	209	318
National Bank of Kuwait K.S.C.	818	2,376
		6,060
Turkey 0.7%
Akbank Turk Anonim Sirketi - Class A	295	541
Aselsan Inc. - Class A	110	226
BIM Birlesik Magazalar Anonim Sirketi - Class A	42	629
Coca-Cola Icecek Anonim Sirketi - Class A	77	131
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	74	101
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	339	234
Ford Otomotiv Sanayi Anonim Sirketi - Class A	8	204
Haci Omer Sabanci Holding Anonim Sirketi - Class A	142	386
KOC Holding Anonim Sirketi - Class A	72	365
SASA Polyester Sanayi A.S. - Class A (a)	967	111
Tofas Turk Otomobil Fabrikasi A.S. - Class A	9	54
Turk Hava Yollari Anonim Ortakligi - Class A (a)	68	537
Turk Telekomunikasyon Anonim Sirketi - Class A (a)	31	38
Turkcell Iletisim Hizmetleri A.S. - Class A	113	297
Turkiye Garanti Bankasi Anonim Sirketi - Class A	59	207
Turkiye Is Bankasi Anonim Sirketi - Class C	898	344
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	95	381
Turkiye Sise Ve Cam Fabrikalari Anonim Sirketi - Class A	115	135
Turkiye Vakiflar Bankasi T.A.O. - Class A (a)	71	47
Yapi ve Kredi Bankasi A.S. - Class A	322	279
		5,247
Philippines 0.6%
Aboitiz Equity Ventures, Inc.	191	114
Aboitiz Power Corporation	86	56
ACEN Corporation	918	64
Ayala Corporation	25	257
Ayala Land Inc.	579	261
Bank of The Philippine Islands	204	431
BDO Unibank, Inc.	210	522
Emperador Inc.	227	71
GT Capital Holdings, Inc.	10	110
International Container Terminal Services, Inc.	78	519
JG Summit Holdings, Inc.	300	107
Jollibee Foods Corporation	44	204
Manila Electric Company	26	222
Metropolitan Bank & Trust Company	191	237
Monde Nissin Corporation	405	60
PLDT Inc.	9	194
San Miguel Corporation	45	68
SM Investments Corporation	46	710
SM Prime Holdings, Inc.	1,074	466
Universal Robina Corporation	84	115
		4,788
Hong Kong 0.5%
BOC Hong Kong (Holdings) Limited	357	1,148
C&D International Investment Group Limited	61	103
China Resources Beer (Holdings) Company Limited	133	435
China Resources Power Holdings Company Limited	179	436
China Shandong Hi-Speed Financial Group Limited (a) (c)	201	167
Chow Tai Fook Jewellery Group Limited	192	167
Giant Biogene Holding Co Ltd	43	275
Guangdong Investment Limited	270	233
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Kingboard Holdings Limited	67	162
Kingboard Laminates Holdings Limited	83	77
Orient Overseas (International) Limited	14	200
Sino Biopharmaceutical Limited	927	382
Xinyi Glass Holdings Limited	173	176
Zhejiang Leapmotor Technology Co., Ltd. - Class H (a)	58	245
		4,206
Greece 0.4%
Eurobank Ergasias Services And Holdings S.A - Class R	247	568
Greek Organisation of Football Prognostics S.A. - Class R	17	284
Hellenic Duty Free Shops Single Member S.A. - Class R (a) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	20	311
Jumbo S.A. - Class R	11	292
Metlen Energy & Metals S.A. - Class R	10	340
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	4	92
National Bank of Greece SA - Class R	61	484
Piraeus Financial Holdings S.A. - Class R	68	271
Public Power Corporation S.A. - Class R	21	272
		2,914
Chile 0.4%
Banco de Chile	3,882	440
Banco de Credito e Inversiones	9	254
Banco Santander-Chile	5,776	274
Cencosud S.A.	131	289
Compania Sud Americana de Vapores S.A.	1,357	73
Empresas CMPC S.A.	120	188
Empresas Copec S.A.	39	235
Enel Americas S.A.	1,971	173
Enel Chile S.A.	2,807	162
Falabella S.A.	128	452
LATAM Airlines Group S.A.	17,276	239
Quinenco S.A.	28	93
		2,872
Hungary 0.2%
MOL Hungarian Oil and Gas Public Limited Company	35	238
OTP Bank Nyrt.	22	1,227
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	15	392
		1,857
Peru 0.2%
Credicorp Ltd.	6	1,183
Inretail Peru Corp. (b)	4	116
		1,299
Czech Republic 0.1%
CEZ, a. s. (c)	15	606
Komercni banka, a.s.	7	253
		859
Colombia 0.1%
Bancolombia SA	29	251
Ecopetrol S.A.	502	192
Grupo Energia Bogota S.A. ESP	277	153
Interconexion Electrica S A E S P	44	168
		764
Egypt 0.1%
Commercial International Bank Egypt S.A.E	207	319
Luxembourg 0.0%
Reinet Investments S.C.A.	13	300
Singapore 0.0%
BOC Aviation Limited (b)	20	157
Australia 0.0%
Yancoal Australia Ltd	32	129
Russian Federation 0.0%
Bank VTB (Publichnoe Aktsionernoe Obshchestvo) (a) (b) (d)	680,515	—
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (d)	346	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (a) (b) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (b) (d)	1,618	—
Public Joint Stock Company Inter RAO UES (a) (b) (d)	4,398	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Public Joint Stock Company Magnit (a) (b) (d)	10	—
Public Joint Stock Company Magnitogorsk Metallurgical Works (a) (b) (d)	241	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	782	—
Public Joint Stock Company Mobile Telesystems (a) (b) (d)	115	—
Public Joint Stock Company Novatek (a) (b) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Plant (a) (b) (d)	167	—
Public Joint Stock Company Oil Company Lukoil (a) (b) (d)	49	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	301	—
Public Joint Stock Company Phosagro (a) (b) (d)	6	—
Public Joint Stock Company Phosagro (a) (b) (d)	—	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (b) (d)	15	—
Public Joint Stock Company Polyus (a) (b) (d)	4	—
Public Joint Stock Company Rostelecom (a) (b) (d)	157	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	220	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	189	—
Publichnoe Aktsionernoe Obshchestvo Severstal (a) (b) (d)	27	—
United Company RUSAL PLC (a) (b) (d)	320	—
Total Common Stocks (cost $817,051)		767,026
PREFERRED STOCKS 1.5%
Brazil 1.0%
Banco Bradesco S/A. (f)	531	992
Centrais Eletricas Brasileiras S/A - Series B	23	138
Companhia Energetica de Minas Gerais-CEMIG	189	340
Companhia Paranaense De Energia - Series B	100	148
Gerdau S.A.	130	381
Itau Unibanco Holding S.A. (f)	454	2,256
Itausa S.A.	543	774
Petroleo Brasileiro S/A Petrobras. (f)	439	2,582
		7,611
South Korea 0.4%
Hyundai Motor Company, 1.00% (g)	2	207
Hyundai Motor Company, 2.00% (g)	3	344
LG Chem, Ltd., 1.00% (g)	1	71
LG Electronics Inc.	2	65
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	40
Samsung Electronics Co., Ltd., 1.00% (g)	81	2,397
Samsung Fire & Marine Insurance Co., Ltd.	—	22
		3,146
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Series B	14	498
Colombia 0.0%
Bancolombia SA	45	359
Grupo Aval Acciones y Valores S.A.	106	11
Grupo de Inversiones Suramericana S.A.	6	37
		407
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	9	—
Total Preferred Stocks (cost $16,631)		11,662
RIGHTS 0.0%
United States of America 0.0%
Energy Absolute Public Company Limited (a) (h)	219	13
Total Rights (cost $136)		13
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.36% (i) (j)	8,915	8,915
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.46% (i) (j)	1,109	1,109
Total Short Term Investments (cost $10,024)		10,024
Total Investments 101.0% (cost $843,842)		788,725
Other Derivative Instruments (0.0)%		(35)
Other Assets and Liabilities, Net (1.0)%		(7,833)
Total Net Assets 100.0%		780,857

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $221 and 0.0% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	8,181	94,395	93,661	317	—	—	8,915	1.1
JNL Government Money Market Fund, 4.46% - Class SL	3,471	28,362	30,724	121	—	—	1,109	0.2
	11,652	122,757	124,385	438	—	—	10,024	1.3

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	32,562	17,364	2.2
AU Small Finance Bank Limited	04/28/21	283	246	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avenue Supermarts Limited	04/28/21	648	647	0.1
Baidu, Inc. - Class A	06/18/21	4,961	2,302	0.3
Bandhan Bank Limited	04/28/21	273	119	—
Bank VTB (Publichnoe Aktsionernoe Obshchestvo)	04/26/21	600	—	—
BeiGene, Ltd.	04/26/21	1,474	913	0.1
BOC Aviation Limited	04/26/21	165	157	—
CGN Power Co., Ltd. - Class H	04/26/21	294	354	0.1
China Feihe Limited	04/26/21	1,007	278	—
China International Capital Corporation Limited - Class H	04/26/21	315	242	—
China Literature Limited	04/26/21	434	154	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	82	118	—
China Resources Mixc Lifestyle Services Limited	06/18/21	356	223	—
China Resources Pharmaceutical Group Limited	06/16/23	145	119	—
China Tower Corporation Limited - Class H	04/26/21	638	549	0.1
China Zheshang Bank Co., Ltd. - Class H	06/16/23	41	36	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	262	415	0.1
Ganfeng Lithium Group Co., Ltd - Class H	04/26/21	558	123	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	97	97	—
Haidilao International Holding Ltd.	04/26/21	517	301	0.1
Hansoh Pharmaceutical Group Company Limited	04/26/21	501	226	—
Hapvida Participacoes E Investimentos S/A	04/26/21	1,079	176	—
HDFC Life Insurance Company Limited	04/28/21	902	707	0.1
Hua Hong Semiconductor Limited	06/16/23	171	170	—
Huatai Securities Co., Ltd. - Class H	04/26/21	235	211	—
ICICI Lombard General Insurance Company Limited	04/28/21	414	447	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	279	300	0.1
Innovent Biologics, Inc. - Class B	04/26/21	663	595	0.1
Inretail Peru Corp.	05/19/21	150	116	—
Interglobe Aviation Limited	04/28/21	459	891	0.1
JD Health International Inc.	06/18/21	1,139	383	0.1
Joint Stock Company Alrosa (Public Joint Stock Company)	06/07/24	532	—	—
Kuaishou Technology	06/18/21	3,145	1,478	0.2
Kumba Iron Ore Ltd	04/26/21	198	97	—
LTIMindtree Limited	04/28/21	490	564	0.1
Meituan - Class B	04/26/21	10,423	10,125	1.3
New Oriental Education & Technology Group Inc.	06/16/23	627	916	0.1
Nongfu Spring Co., Ltd. - Class H	04/26/21	951	776	0.1
Orient Securities Company Limited - Class H	05/20/21	57	58	—
Pepkor Holdings	05/19/21	204	260	—
POP MART International Group Limited	12/15/23	169	731	0.1
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	478	489	0.1
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	06/18/21	143	—	—
Public Joint Stock Company Gazprom	09/06/22	3,743	—	—
Public Joint Stock Company Inter RAO UES	04/26/21	271	—	—
Public Joint Stock Company Magnit	12/19/22	1,595	—	—
Public Joint Stock Company Magnitogorsk Metallurgical Works	04/26/21	225	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	09/17/21	1,209	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	09/26/22	361	—	—
Public Joint Stock Company Oil Company Lukoil	04/26/21	3,119	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company Phosagro	07/01/21	1	—	—
Public Joint Stock Company Phosagro	04/26/21	322	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	04/26/21	222	—	—
Public Joint Stock Company Polyus	09/14/23	454	—	—
Public Joint Stock Company Rostelecom	04/26/21	207	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Sberbank of Russia	07/25/24	4,445	—	—
Public Joint Stock Company Surgutneftegaz	07/31/24	561	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	07/30/24	1,466	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	05/09/23	66	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	04/12/23	411	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	59	—
Saudi Arabian Oil Company	04/26/21	4,583	4,166	0.5
SBI Life Insurance Company Limited	04/28/21	498	620	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	162	125	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	58	59	—
Smoore International Holdings Limited	04/26/21	1,273	294	0.1
Tongcheng-Elong Holdings Limited	04/26/21	238	292	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
United Company RUSAL PLC	05/19/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	358	243	—
Xiaomi Corporation	12/20/24	6,583	7,168	0.9
Yadea Group Holdings Ltd	12/16/22	181	180	—
ZTO Express (Cayman) Inc.	06/21/21	1,206	797	0.1
		108,864	58,476	7.5

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	214	March 2025	11,836	(35)	(346)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	11,580	755,379	67	767,026
Preferred Stocks	—	11,662	—	11,662
Rights	—	13	—	13
Short Term Investments	10,024	—	—	10,024
	21,604	767,054	67	788,725
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(346)	—	—	(346)
	(346)	—	—	(346)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 97.3%
Japan 24.6%
ABC-Mart, Inc.	14	275
Advantest Corporation	93	5,341
AEON Co., Ltd.	112	2,625
AGC Inc. (a)	27	790
Aisin Corporation	67	743
Ajinomoto Co., Inc.	62	2,512
ANA Holdings Inc.	20	367
Asahi Group Holdings, Ltd.	199	2,083
Asahi Kasei Corporation	187	1,287
ASICS Corporation	94	1,845
Astellas Pharma Inc.	231	2,216
Bandai Namco Holdings Inc.	86	2,060
Bridgestone Corporation (a)	75	2,533
Brother Industries, Ltd.	33	556
Canon Inc. (a)	125	4,068
Capcom Co., Ltd.	41	902
Central Japan Railway Company	130	2,443
Chubu Electric Power Co., Ltd.	101	1,064
Chugai Pharmaceutical Co., Ltd.	86	3,786
Concordia Financial Group, Ltd.	157	863
Dai Nippon Printing Co., Ltd.	61	850
Daifuku Co., Ltd. (a)	50	1,045
Dai-ichi Life Holdings, Inc.	122	3,248
Daiichi Sankyo Company, Limited	248	6,801
Daikin Industries, Ltd.	38	4,440
Daito Trust Construction Co., Ltd.	8	894
Daiwa House Industry Co., Ltd	86	2,654
Daiwa Securities Group Inc.	184	1,212
DENSO Corporation	282	3,918
DISCO Corporation	12	3,205
East Japan Railway Company	145	2,570
Eisai Co., Ltd.	38	1,034
ENEOS Holdings, Inc.	374	1,959
FANUC Corporation	119	3,105
Fast Retailing Co., Ltd.	23	7,697
Fuji Electric Co., Ltd.	18	970
FUJIFILM Holdings Corporation	155	3,208
Fujikura Ltd.	34	1,384
Fujitsu Limited	222	3,906
Hankyu Hanshin Holdings, Inc.	30	776
Hikari Tsushin,Inc.	2	522
Hitachi Construction Machinery Co., Ltd.	12	272
Hitachi, Ltd.	603	14,710
Honda Motor Co., Ltd.	609	5,863
Hoshizaki Corporation	16	628
Hoya Corporation	46	5,691
Hulic Co., Ltd. (a)	67	585
Idemitsu Kosan Co., Ltd.	128	844
Inpex Corporation (a)	121	1,517
Isuzu Motors Limited	77	1,050
ITOCHU Corporation	179	8,820
Japan Airlines Co., Ltd.	18	284
Japan Exchange Group, Inc.	134	1,487
Japan Post Bank Co., Ltd.	176	1,664
Japan Post Holdings Co., Ltd.	243	2,291
Japan Post Insurance Co., Ltd.	24	431
Japan Real Estate Investment Corporation	1	651
Japan Tobacco Inc. (a)	146	3,755
JFE Holdings, Inc.	79	895
Kajima Corporation	63	1,147
Kao Corporation	61	2,485
Kawasaki Heavy Industries, Ltd.	20	913
Kawasaki Kisen Kaisha, Ltd.	52	739
KDDI Corporation	196	6,258
Keyence Corporation	25	10,020
Kikkoman Corporation	114	1,260
Kirin Holdings Company, Limited (a)	111	1,438
Kobe Bussan Co., Ltd.	20	427
Komatsu Ltd.	121	3,308
Konami Holdings Corporation	12	1,112
Kubota Corporation (a)	150	1,729
KYOCERA Corporation	173	1,712
Kyowa Kirin Co., Ltd.	29	427
Lasertec Co., Ltd.	11	1,052
LY Corporation	340	901
M3, Inc.	59	520
Makita Corporation	35	1,058
Marubeni Corporation	222	3,342
MatsukiyoCocokara & Co.	49	715
McDonald's Holdings Company (Japan), Ltd. (a)	11	432
Meiji Holdings Co., Ltd.	33	668
Minebeamitsumi Inc.	49	792
Mitsubishi Chemical Group Corporation	178	896
Mitsubishi Corporation	520	8,538
Mitsubishi Electric Corporation	268	4,515
Mitsubishi Estate Co., Ltd.	164	2,286
Mitsubishi HC Capital Inc.	113	746
Mitsubishi Heavy Industries, Ltd.	441	6,117
Mitsubishi UFJ Financial Group Inc	1,531	17,884
Mitsui & Co., Ltd.	384	7,949
Mitsui Fudosan Co., Ltd.	368	2,923
Mitsui O.S.K. Lines, Ltd.	47	1,654
Mizuho Bank, Ltd. (a)	31	733
Mizuho Financial Group, Inc.	333	8,158
MonotaRO Co., Ltd.	32	539
MS&AD Insurance Group Holdings, Inc.	174	3,762
Murata Manufacturing Co., Ltd.	246	3,924
Nec Corporation	33	2,805
NEXON Co., Ltd.	60	890
Nidec Corporation	130	2,333
Nintendo Co., Ltd.	139	8,095
Nippon Building Fund Inc. (a)	1	832
Nippon Paint Holdings Co., Ltd. (a)	124	800
Nippon Sanso Holdings Corporation	25	709
Nippon Steel Corporation	137	2,765
Nippon Telegraph and Telephone Corporation	3,583	3,583
Nippon Yusen Kabushiki Kaisha	60	1,992
Nissan Chemical Corporation	18	548
Nissan Motor Co., Ltd. (a)	320	969
Nissin Food Holdings Co., Ltd.	34	816
Niterra Co., Ltd.	26	833
Nitori Holdings Co., Ltd.	11	1,318
Nitto Denko Corporation	90	1,510
Nomura Holdings, Inc.	379	2,208
Nomura Research Institute, Ltd.	54	1,592
NTT DATA Corporation	75	1,421
Obayashi Corporation	94	1,243
OBIC Co., Ltd.	41	1,238
Olympus Corporation	151	2,253
OMRON Corporation	25	830
Ono Pharmaceutical Co., Ltd.	59	613
Oracle Corporation Japan	5	440
Oriental Land Co., Ltd.	146	3,155
ORIX Corporation	153	3,284
Osaka Gas Co., Ltd.	53	1,159
Otsuka Corporation	33	754
Otsuka Holdings Co., Ltd.	63	3,437
Pan Pacific International Holdings Corporation	69	1,886
Panasonic Holdings Corporation	290	2,997
Rakuten Group, Inc.	196	1,057
Recruit Holdings Co., Ltd.	195	13,616
Renesas Electronics Corporation	190	2,420
Resona Holdings, Inc.	292	2,108
Ricoh Company, Ltd.	79	895
SBI Holdings, Inc.	40	1,005
SCREEN Holdings Co., Ltd.	11	667
SCSK Corporation	19	405
Secom Co., Ltd.	55	1,867
Seiko Epson Corporation.	39	705
Sekisui Chemical Co., Ltd.	49	850
Sekisui House, Ltd.	85	2,033
Seven & I Holdings Co., Ltd.	314	4,941
SG Holdings Co., Ltd.	63	597
Shimadzu Corporation	39	1,095
Shimano Inc.	11	1,428
Shimizu Corporation	87	692

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Shin-Etsu Chemical Co., Ltd.	260	8,601
Shionogi & Co., Ltd.	110	1,534
Shiseido Company, Limited (a)	50	885
SMC Corporation	7	2,759
SoftBank Corp.	3,684	4,631
SoftBank Group Corp	125	7,132
Sompo Holdings, Inc.	123	3,178
Sony Group Corporation	790	16,723
Square Enix Holdings Co., Ltd.	11	423
Subaru Corporation.	78	1,374
Sumitomo Corporation	158	3,405
Sumitomo Electric Industries, Ltd.	106	1,897
Sumitomo Metal Mining Co., Ltd.	35	798
Sumitomo Mitsui Financial Group, Inc.	515	12,279
Sumitomo Mitsui Trust Group, Inc.	95	2,223
Sumitomo Realty & Development Co., Ltd.	63	1,944
Suntory Beverage & Food Limited (a)	17	542
Suzuki Motor Corporation	240	2,692
Sysmex Corporation	77	1,407
T&D Holdings, Inc.	66	1,207
Taisei Corporation	24	1,017
Takeda Pharmaceutical Co Ltd	207	5,471
TDK Corporation	249	3,212
Terumo Corporation	196	3,767
The Chiba Bank, Ltd.	87	667
The Kansai Electric Power Company, Incorporated	99	1,097
TIS Inc.	29	694
Toho Co., Ltd.	17	663
Tokio Marine Holdings, Inc.	258	9,341
Tokyo Century Corporation	22	222
Tokyo Electric Power Company Holdings, Inc. (b)	84	253
Tokyo Electron Limited	59	8,793
Tokyo Gas Co., Ltd.	50	1,392
Tokyu Corporation	76	809
TOPPAN Holdings Inc.	40	1,074
Toray Industries, Inc.	206	1,303
TOTO Ltd.	22	536
Toyo Suisan Kaisha, Ltd.	13	914
Toyota Industries Corporation	23	1,813
Toyota Motor Corporation	1,514	29,561
Toyota Tsusho Corporation	90	1,573
Trend Micro Incorporated	15	813
Unicharm Corporation	152	1,247
West Japan Railway Company	67	1,188
Yakult Honsha Co., Ltd.	37	697
Yamaha Motor Co., Ltd. (a)	122	1,075
Yaskawa Electric Corporation	32	817
Yokogawa Electric Corporation	33	705
Zensho Holdings Co., Ltd.	13	714
ZOZO, Inc.	18	548
		511,573
United Kingdom 15.2%
3I Group PLC	128	5,698
Admiral Group PLC	30	995
Anglo American PLC	159	4,710
Ashtead Group Public Limited Company	56	3,501
Associated British Foods PLC	43	1,091
AstraZeneca PLC	203	26,657
Auto Trader Group PLC	116	1,150
Aviva PLC	351	2,060
B&M European Value Retail S.A.	112	516
BAE Systems PLC	396	5,694
Barclays PLC	1,904	6,373
Barratt Redrow PLC	189	1,039
BP P.L.C.	1,868	9,193
British American Tobacco P.L.C.	260	9,371
BT Group PLC (a)	800	1,442
Bunzl Public Limited Company	41	1,686
Centrica PLC	714	1,193
Coca-Cola Europacific Partners PLC	27	2,071
Compass Group PLC	224	7,453
Convatec Group PLC (c)	224	620
Croda International Public Limited Company	17	721
CVC Capital Partners PLC (b)	107	2,352
Diageo PLC	292	9,261
DS Smith PLC	180	1,223
Entain PLC	86	739
Experian PLC	120	5,186
Fiat Chrysler Automobiles N.V.	266	3,481
GSK PLC	532	8,970
Haleon PLC	880	4,154
Halma Public Limited Company	50	1,666
Hargreaves Lansdown PLC	43	586
Hikma Pharmaceuticals Public Limited Company	21	515
Hiscox Ltd.	44	601
Howden Joinery Group PLC	71	707
HSBC Holdings PLC	2,377	23,359
Imperial Brands PLC	111	3,561
Informa PLC	171	1,704
InterContinental Hotels Group PLC	21	2,576
Intermediate Capital Group PLC	37	959
International Consolidated Airlines Group, S.A.	469	1,773
Intertek Group PLC	21	1,235
J Sainsbury PLC	216	738
JD Sports Fashion PLC	315	378
Kingfisher PLC	246	765
Land Securities Group PLC	89	653
Legal & General Group PLC	785	2,257
Lloyds Banking Group PLC	8,051	5,518
London Stock Exchange Group PLC	63	8,869
M&G PLC	276	682
Melrose Industries PLC	163	1,130
Mondi PLC	60	889
National Grid PLC	642	7,635
NatWest Group PLC	897	4,510
Next PLC	16	1,845
NMC Health PLC (d)	12	—
Pearson PLC	87	1,397
Persimmon Public Limited Company	40	603
Phoenix Group Holdings PLC	101	646
Prudential Public Limited Company	351	2,801
Reckitt Benckiser Group PLC	91	5,503
Relx PLC	244	11,071
Rentokil Initial PLC	324	1,624
Rightmove PLC	108	871
Rio Tinto PLC	136	8,040
Rolls-Royce Holdings PLC (b)	1,117	7,933
Schroders PLC	119	482
SEGRO Public Limited Company	156	1,366
Severn Trent PLC	35	1,110
Shell PLC - Class A	806	25,006
Smith & Nephew PLC	115	1,433
Smiths Group PLC	48	1,026
Spirax Group PLC	10	851
SSE PLC	145	2,921
Standard Chartered PLC	249	3,079
Taylor Wimpey PLC	428	653
Tesco PLC	903	4,161
The Berkeley Group Holdings PLC	13	648
The Sage Group PLC.	126	2,013
Unilever PLC	325	18,531
United Utilities PLC	89	1,166
Vodafone Group Public Limited Company	2,749	2,346
Weir Group PLC(The)	34	932
Whitbread PLC	23	850
Wise PLC - Class A (b)	93	1,238
WPP 2012 Limited	138	1,434
		315,446
France 10.2%
Aeroports de Paris	4	502
Airbus SE	77	12,361
Amundi (c)	8	518
AXA	226	8,021
Biomerieux SA	6	595
BNP Paribas	136	8,312
Bollore SE	96	592
Bouygues	28	816
Bureau Veritas	42	1,277

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Capgemini France	22	3,565
Compagnie de Saint-Gobain	60	5,335
Compagnie Generale des Etablissements Michelin	90	2,968
Credit Agricole SA	161	2,223
Danone	83	5,608
Dassault Aviation	2	470
Dassault Systemes	92	3,193
Engie	238	3,778
EssilorLuxottica	38	9,221
Hermes International	4	10,670
Kering	9	2,275
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	75	12,230
Legrand	34	3,359
L'Oreal	32	11,208
LVMH Moet Hennessy Louis Vuitton	34	22,110
Orange	227	2,265
Pernod Ricard	26	2,960
Publicis Groupe SA	30	3,171
Safran	46	10,002
Sanofi	149	14,445
Sartorius Stedim Biotech	4	733
Schneider Electric SE	71	17,619
Societe d'exploitation Hoteliere (a)	11	926
Societe Generale	94	2,650
Thales	12	1,777
TotalEnergies SE	275	15,208
Veolia Environnement	81	2,286
VINCI	62	6,359
		211,608
Germany 8.3%
Adidas AG - Class N	21	5,098
Allianz SE	52	15,784
BASF SE - Class N	118	5,162
Bayer Aktiengesellschaft - Class N	121	2,412
Bayerische Motoren Werke Aktiengesellschaft	38	3,083
Beiersdorf Aktiengesellschaft	13	1,640
Commerzbank Aktiengesellschaft	126	2,053
Continental Aktiengesellschaft	14	953
Covestro AG (b)	23	1,395
Daimler Truck Holding AG	63	2,414
Deutsche Bank Aktiengesellschaft - Class N	245	4,213
Deutsche Borse Aktiengesellschaft - Class N	24	5,562
Deutsche Post AG - Class N	127	4,467
Deutsche Telekom AG - Class N	454	13,610
E.ON SE - Class N	285	3,316
Fresenius SE & Co. KGaA (b)	53	1,851
Hannover Ruck SE - Class N	8	1,992
Heidelberg Materials AG	17	2,108
Henkel AG & Co. KGaA	13	1,011
Infineon Technologies AG - Class N	166	5,354
Mercedes-Benz Group AG - Class N	105	5,820
MERCK Kommanditgesellschaft auf Aktien	17	2,411
MTU Aero Engines AG - Class N	7	2,287
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	18	8,900
Rheinmetall Aktiengesellschaft	6	3,564
RWE Aktiengesellschaft	87	2,592
SAP SE	135	32,785
Siemens Aktiengesellschaft - Class N	97	18,809
Siemens Energy AG (b)	68	3,507
Siemens Healthineers AG (c)	35	1,856
Symrise AG	16	1,699
Talanx Aktiengesellschaft	8	653
Vonovia SE	107	3,269
		171,630
Switzerland 7.9%
ABB Ltd - Class N	210	11,318
Alcon AG	64	5,461
Chocoladefabriken Lindt & Sprungli AG - Class N	—	1,541
Coca-Cola HBC AG	28	959
Compagnie Financiere Richemont SA	70	10,615
EMS-Chemie Holding AG	1	680
Galderma Group AG (b)	7	762
Geberit AG - Class N	4	2,497
Givaudan SA - Class N	1	5,216
Glencore PLC	1,303	5,761
Holcim AG	63	6,086
Julius Bar Gruppe AG - Class N	27	1,721
Kuhne & Nagel International AG	6	1,440
Lonza Group AG	9	5,422
Nestle S.A. - Class N	337	27,782
Novartis AG - Class N	251	24,501
Partners Group Holding AG	3	3,833
Roche Holding AG	4	1,133
Sandoz Group AG	52	2,137
Schindler Holding AG - Class N	3	696
SGS SA	20	2,019
Sika AG	21	5,003
Sonova Holding AG	6	2,079
Straumann Holding AG - Class N	15	1,821
Swiss Life Holding AG - Class N	4	2,743
Swiss Re AG	36	5,231
Swisscom AG - Class N	3	1,858
UBS Group AG	395	12,060
Zurich Insurance Group AG - Class N	19	11,225
		163,600
Australia 7.3%
ANZ Group Holdings Limited	393	6,923
Aristocrat Leisure Limited	83	3,488
ASX Limited	26	1,032
Atlas Arteria Limited	142	416
Australian Pipeline Trust	164	706
BHP Group Limited	666	16,333
BlueScope Steel Limited	60	689
Brambles Limited	183	2,176
Cochlear Limited	8	1,440
Coles Group Limited	175	2,050
Commonwealth Bank of Australia	220	20,810
Computershare Limited	75	1,585
CSL Limited	63	11,038
DEXUS Funds Management Limited	136	560
Endeavour Group Limited	184	478
Fortescue Ltd	206	2,324
Goodman Funding Pty Ltd	228	5,021
GPT Management Holdings Limited	244	658
Insurance Australia Group Limited	322	1,688
Macquarie Group Limited	47	6,372
Medibank Private Limited	358	838
Mineral Resources Limited	22	473
Mirvac Limited (a)	525	609
National Australia Bank Limited	403	9,240
Northern Star Resources Ltd	153	1,468
Orica Limited	62	634
Origin Energy Limited	230	1,552
Pilbara Minerals Limited (b)	351	475
Pro Medicus Limited	7	1,064
Qantas Airways Limited (b)	99	550
QBE Insurance Group Limited	197	2,341
Ramsay Health Care Limited	25	529
REA Group Ltd (a)	7	993
Reece Limited	43	601
Rio Tinto Limited	48	3,510
Santos Limited	411	1,706
Scentre Group Limited	667	1,419
SEEK Limited	45	624
SGH Limited	26	753
Sonic Healthcare Limited	60	995
South32 Limited	571	1,200
Stockland Corporation Ltd	320	948
Suncorp Group Limited	163	1,913
Telstra Corporation Limited	557	1,382
The Lottery Corporation Limited	292	892
TPG Corporation Limited	57	159
Transurban Holdings Limited	404	3,338
Treasury Wine Estates Limited	103	723
Vicinity Centres RE Ltd	463	602
Washington H. Soul Pattinson and Company Limited (a)	32	679

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wesfarmers Limited	149	6,569
Westpac Banking Corporation	455	9,089
WiseTech Global Limited	22	1,669
Woodside Energy Group Ltd	251	3,860
Woolworths Group Limited	154	2,907
Worley Limited	45	383
		152,474
Netherlands 4.2%
Adyen N.V. (b) (c)	4	5,946
Aegon Ltd.	171	1,011
Akzo Nobel N.V.	22	1,325
ASM International N.V.	6	3,349
ASML Holding N.V.	52	36,326
DSM-Firmenich AG	28	2,834
Exor Nederland N.V.	13	1,163
HAL Trust	4	500
Heineken Holding N.V.	17	1,001
Heineken N.V.	36	2,582
ING Groep N.V.	418	6,545
JDE Peet's N.V.	15	259
Koninklijke Ahold Delhaize N.V.	119	3,892
Koninklijke KPN N.V.	527	1,919
Koninklijke Philips N.V.	104	2,632
NN Group N.V.	37	1,625
Prosus N.V. - Class N	175	6,937
STMicroelectronics N.V.	84	2,119
Wolters Kluwer N.V. - Class C	31	5,172
		87,137
Sweden 3.3%
AB Sagax - Class B	26	527
AB Sagax - Class D	26	72
Aktiebolaget Industrivarden - Class A	16	490
Aktiebolaget Industrivarden - Class C (a)	22	698
Aktiebolaget SKF - Class B	46	867
Aktiebolaget Volvo - Class A	20	493
Aktiebolaget Volvo - Class B	198	4,813
Alfa Laval AB	37	1,566
ASSA ABLOY AB - Class B	140	4,116
Atlas Copco Aktiebolag - Class A	329	5,031
Atlas Copco Aktiebolag - Class B	209	2,823
Axfood AB	17	357
Boliden AB	35	988
Castellum Aktiebolag (b)	57	618
Epiroc Aktiebolag - Class A	79	1,375
Epiroc Aktiebolag - Class B	53	830
EQT AB (a) (c)	92	2,559
Essity Aktiebolag (publ) - Class A	3	93
Essity Aktiebolag (publ) - Class B	80	2,125
Evolution AB (publ) (c)	24	1,884
Fastighets AB Balder - Class B (b)	91	632
G&L Beijer Ref AB - Class B (a)	45	666
H & M Hennes & Mauritz AB - Class B (a)	77	1,035
Hexagon Aktiebolag - Class B	278	2,661
Holmen Aktiebolag - Class B	10	357
Indutrade Aktiebolag	34	860
Investment Ab Latour - Class B	19	479
Investor Aktiebolag - Class A	73	1,920
Investor Aktiebolag - Class B	230	6,085
L E Lundbergforetagen Aktiebolag (publ) - Series B	11	516
Lifco AB (Publ) - Class B	28	814
NIBE Industrier AB - Class B (a)	224	870
Nordnet AB	19	395
Saab AB - Class B	48	1,021
Sandvik Aktiebolag	123	2,215
Securitas AB - Class B	71	872
Skandinaviska Enskilda Banken AB - Class A	186	2,551
Skanska AB - Class B	39	825
SSAB AB - Class A	27	108
SSAB AB - Class B	67	264
Svenska Cellulosa Aktiebolaget SCA - Class B	75	947
Svenska Handelsbanken AB - Class A	189	1,952
Svenska Handelsbanken AB - Class B (a)	1	15
Swedbank AB - Class A	129	2,547
Swedish Orphan Biovitrum AB (Publ) (b)	20	586
Tele2 AB - Class B	67	660
Telefonaktiebolaget LM Ericsson - Class A	4	29
Telefonaktiebolaget LM Ericsson - Class B	345	2,802
Telia Company AB	299	830
Trelleborg AB - Class B	28	975
		68,814
Denmark 2.8%
A.P. Moller - Maersk A/S - Class A	—	552
A.P. Moller - Maersk A/S - Class B	—	775
Carlsberg A/S - Class B	12	1,108
Coloplast A/S - Class B	19	2,061
Danske Bank A/S	86	2,436
DSV A/S	25	5,389
Genmab A/S (b)	9	1,802
Novo Nordisk A/S - Class B	418	36,025
Novozymes A/S - Class B	45	2,562
Orsted A/S (b) (c)	25	1,122
Pandora A/S	11	1,950
Tryg A/S	43	907
Vestas Wind Systems A/S (b)	131	1,787
		58,476
Spain 2.7%
ACS, Actividades de Construccion y Servicios, S.A.	27	1,341
AENA, S.M.E., S.A. (c)	10	1,944
Amadeus IT Holding, S.A. (c)	57	4,051
Banco Bilbao Vizcaya Argentaria, S.A.	754	7,367
Banco Santander, S.A.	1,991	9,197
CaixaBank, S.A.	476	2,577
Cellnex Telecom, S.A. (c)	76	2,407
Endesa, S.A.	43	924
Ferrovial SE	62	2,585
Iberdrola, Sociedad Anonima	767	10,564
Industria de Diseno Textil, S.A.	146	7,468
Naturgy Energy Group, S.A.	18	428
Redeia Corporacion SA	53	899
Repsol SA	156	1,887
Telefonica, S.A. (a)	606	2,472
		56,111
Italy 2.6%
A2a S.P.A.	185	411
Amplifon S.p.A	18	452
Assicurazioni Generali Societa' Per Azioni	130	3,662
Banca Mediolanum SpA	25	299
Banco BPM Societa' Per Azioni	173	1,407
Buzzi S.p.A.	10	378
Davide Campari-Milano N.V. (a)	79	494
DiaSorin S.p.A.	3	309
ENEL - SPA	1,023	7,304
Eni S.P.A.	276	3,762
Ferrari N.V.	15	6,255
Finecobank Banca Fineco S.P.A.	79	1,387
Hera S.p.A.	120	426
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	46	463
Intesa Sanpaolo SPA	2,044	8,210
Leonardo S.p.A.	53	1,424
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	76	1,109
Moncler S.p.A.	29	1,530
Nexi S.p.A. (b)	72	397
Pirelli & C. S.p.A. (c)	41	232
Poste Italiane - Societa' Per Azioni (c)	61	868
Prysmian S.p.A.	37	2,404
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	12	608
Snam S.P.A.	274	1,214
Telecom Italia S.p.A. (a)	1,386	354
Terna - Rete Elettrica Nazionale Societa Per Azioni	180	1,422
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	205	8,219
		55,000
Hong Kong 1.8%
AIA Group Limited	1,429	10,334
Budweiser Brewing Company APAC Limited (c)	201	193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CK Asset Holdings Limited	239	980
CK Hutchison Holdings Limited	352	1,881
CK Infrastructure Holdings Limited	75	557
CLP Holdings Limited	235	1,974
ESR Group Limited (c)	270	415
Hang Seng Bank, Limited	96	1,182
Henderson Land Development Company Limited	167	505
HKT Trust	513	638
Hong Kong And China Gas Company Limited -The-	1,469	1,174
Hong Kong Exchanges and Clearing Limited	157	5,937
Jardine Matheson Holdings Limited	22	903
Link Real Estate Investment Trust	338	1,425
MTR Corporation Limited	230	804
Power Assets Holdings Limited	180	1,252
Sino Land Company Limited	478	484
Sun Hung Kai Properties Limited	250	2,402
Swire Pacific Limited - Class A	60	543
Swire Pacific Limited - Class B	55	79
Swire Properties Limited	146	296
Techtronic Industries Company Limited	192	2,534
WH Group Limited (c)	961	742
Wharf (Holdings) Limited, The	142	400
Wharf Real Estate Investment Company Limited	197	505
		38,139
Singapore 1.4%
Capitaland Ascendas REIT	480	902
Capitaland Group Pte. Ltd.	640	902
Capitaland Investment Limited	319	612
DBS Group Holdings Ltd	274	8,787
Genting Singapore Limited	797	446
Jardine Cycle & Carriage Limited	10	197
Keppel Ltd.	182	912
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	305	271
Oversea-Chinese Banking Corporation Limited	428	5,223
Singapore Airlines Limited	194	915
Singapore Exchange Limited	102	950
Singapore Technologies Engineering Ltd	224	763
Singapore Telecommunications Limited	1,010	2,275
United Overseas Bank Limited	176	4,672
Wilmar International Limited	219	498
		28,325
Belgium 1.1%
Ackermans	3	585
Ageas SA/NV	22	1,061
Anheuser-Busch InBev	123	6,125
argenx SE (b)	8	4,827
Azelis Group	16	306
Colruyt Group	6	225
D'Ieteren Group	2	379
Elia Group	3	264
Groupe Bruxelles Lambert - Groep Brussel Lambert	11	745
KBC Groep	35	2,676
Lotus Bakeries	—	580
Sofina	2	437
Syensqo	10	707
UCB	16	3,084
Warehouses De Pauw	21	414
		22,415
Finland 1.0%
Elisa Oyj	19	805
Fortum Oyj	59	822
Kesko Oyj - Class A	11	197
Kesko Oyj - Class B	38	709
Kone Corporation - Class B	46	2,258
Metso Oyj	96	890
Neste Oyj	59	738
Nokia Oyj	682	3,024
Nordea Bank Abp	417	4,540
Orion Oyj - Class A	3	137
Orion Oyj - Class B	14	619
Sampo Oyj - Class A	63	2,587
Stora Enso Oyj - Class R	79	796
UPM-Kymmene Oyj	71	1,943
Wartsila Oyj Abp	65	1,156
		21,221
Norway 0.6%
Aker BP ASA	37	735
DNB Bank ASA	101	2,010
Equinor ASA	100	2,341
Gjensidige Forsikring ASA	20	349
Kongsberg Gruppen ASA	11	1,249
Mowi ASA	59	1,006
Norsk Hydro ASA	176	973
Orkla ASA	101	872
SalMar ASA	9	424
Schibsted ASA - Class A	10	323
Schibsted ASA - Class B	11	318
Storebrand ASA	55	588
Telenor ASA	80	892
Var Energi ASA	110	340
Yara International ASA	21	543
		12,963
Israel 0.6%
Azrieli Group Ltd.	4	337
Bank Hapoalim B.M.	167	2,021
Bank Leumi Le-Israel B.M.	200	2,385
Elbit Systems Ltd.	3	862
ICL Group Ltd	100	494
Israel Discount Bank Limited	161	1,103
Mizrahi Tefahot Bank Ltd	19	815
Nice Ltd (b)	8	1,400
Teva Pharmaceutical Industries Ltd (b)	149	3,302
		12,719
Poland 0.3%
Allegro.eu (b) (c)	83	543
Bank Polska Kasa Opieki - Spolka Akcyjna	27	911
Dino Polska Spolka Akcyjna (b) (c)	6	586
ING Bank Slaski Spolka Akcyjna	4	257
KGHM Polska Miedz Spolka Akcyjna	16	454
LPP Spolka Akcyjna	—	584
Orlen S A	77	877
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	113	1,631
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	77	851
Santander Bank Polska Spolka Akcyjna	4	472
		7,166
Austria 0.3%
Andritz AG	8	429
BAWAG Group AG (c)	11	895
Erste Group Bank AG	40	2,486
EVN AG	5	107
OMV Aktiengesellschaft	20	757
Raiffeisen Bank International AG	18	371
Telekom Austria Aktiengesellschaft	18	146
Verbund AG	9	640
		5,831
United States of America 0.2%
James Hardie Industries Public Limited Company - CHESS	57	1,759
Universal Music Group N.V.	126	3,221
		4,980
Ireland 0.2%
DCC Public Limited Company	12	799
Kerry Group Public Limited Company - Class A	20	1,932
Kingspan Group Public Limited Company	20	1,455
		4,186
New Zealand 0.2%
Auckland International Airport Limited	190	922
Fisher & Paykel Healthcare Corporation Limited	71	1,511
Mercury NZ Limited	86	282
Meridian Energy Limited	168	554
		3,269
Portugal 0.2%
EDP Renovaveis, S.A.	33	338
EDP, S.A.	370	1,186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Galp Energia, SGPS, S.A.	56	931
Jeronimo Martins, SGPS, S.A.	35	665
		3,120
Luxembourg 0.1%
ArcelorMittal (a)	59	1,361
Tenaris S.A.	53	997
		2,358
Macau 0.1%
Galaxy Entertainment Group Limited	287	1,215
Sands China Ltd. (b)	300	806
		2,021
China 0.1%
WuXi Biologics (Cayman) Inc. (b) (c)	448	1,016
Chile 0.0%
Antofagasta PLC	43	849
Mexico 0.0%
Fresnillo PLC	24	188
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	82	—
Total Common Stocks (cost $1,711,469)		2,022,635
PREFERRED STOCKS 1.7%
Switzerland 1.4%
Chocoladefabriken Lindt & Sprungli AG	—	1,495
Roche Holding AG	91	25,488
Schindler Holding AG	6	1,514
		28,497
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	8	588
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	14	873
Henkel AG & Co. KGaA (e)	21	1,855
Sartorius Aktiengesellschaft	3	733
Volkswagen Aktiengesellschaft (e)	26	2,370
		6,419
Italy 0.0%
Telecom Italia S.p.A.	768	230
Total Preferred Stocks (cost $38,854)		35,146
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.36% (f) (g)	12,805	12,805
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (f) (g)	2,432	2,432
Total Short Term Investments (cost $15,237)		15,237
Total Investments 99.7% (cost $1,765,560)		2,073,018
Other Derivative Instruments (0.0)%		(367)
Other Assets and Liabilities, Net 0.3%		7,242
Total Net Assets 100.0%		2,079,893

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	6,286	245,222	238,703	540	—	—	12,805	0.6
JNL Government Money Market Fund, 4.46% - Class SL	3,069	124,563	125,200	333	—	—	2,432	0.1
	9,355	369,785	363,903	873	—	—	15,237	0.7

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/26/21	8,139	5,946	0.3
AENA, S.M.E., S.A.	04/26/21	1,356	1,944	0.1
Allegro.eu	06/18/21	1,030	543	—
Amadeus IT Holding, S.A.	04/26/21	3,200	4,051	0.2
Amundi	04/26/21	677	518	—
BAWAG Group AG	04/26/21	568	895	0.1
Budweiser Brewing Company APAC Limited	04/26/21	725	193	—
Cellnex Telecom, S.A.	04/26/21	3,625	2,407	0.1
Convatec Group PLC	04/26/21	656	620	—
Dino Polska Spolka Akcyjna	06/18/21	446	586	—
EQT AB	04/26/21	2,504	2,559	0.1
ESR Group Limited	09/17/21	807	415	—
Evolution AB (publ)	04/26/21	2,788	1,884	0.1
Evraz PLC	04/26/21	631	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	530	463	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	531	271	—
Orsted A/S	04/26/21	2,054	1,122	0.1
Pirelli & C. S.p.A.	04/26/21	228	232	—
Poste Italiane - Societa' Per Azioni	04/26/21	583	868	0.1
Siemens Healthineers AG	06/18/21	2,085	1,856	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL International Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WH Group Limited	04/26/21	825	742	—
WuXi Biologics (Cayman) Inc.	12/17/21	4,380	1,016	0.1
		38,368	29,131	1.4

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	118	March 2025	EUR	5,873	—	(117)
FTSE 100 Index	27	March 2025	GBP	2,231	14	(28)
S&P/ASX 200 Index	11	March 2025	AUD	2,285	(13)	(28)
TOPIX Index	22	March 2025	JPY	600,051	—	82
					1	(91)

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	03/19/25	AUD	1,361	843	(24)
EUR/USD	HSB	03/19/25	EUR	5,071	5,270	(81)
EUR/USD	SCB	03/19/25	EUR	3,631	3,773	(52)
GBP/USD	BMO	03/19/25	GBP	1,375	1,721	(23)
JPY/USD	CIT	03/19/25	JPY	343,691	2,204	(64)
JPY/USD	HSB	03/19/25	JPY	926,018	5,937	(137)
USD/EUR	SCB	03/19/25	EUR	(3,631)	(3,774)	23
USD/JPY	HSB	03/19/25	JPY	(491,121)	(3,149)	(10)
					12,825	(368)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	2,071	2,020,564	—	2,022,635
Preferred Stocks	—	35,146	—	35,146
Short Term Investments	15,237	—	—	15,237
	17,308	2,055,710	—	2,073,018
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	82	—	—	82
Open Forward Foreign Currency Contracts	—	23	—	23
	82	23	—	105
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(173)	—	—	(173)
Open Forward Foreign Currency Contracts	—	(391)	—	(391)
	(173)	(391)	—	(564)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 98.6%
Industrials 21.1%
AAON, Inc.	79	9,300
Acuity Brands, Inc.	36	10,434
Advanced Drainage Systems, Inc.	82	9,467
AECOM	156	16,621
AGCO Corporation	73	6,793
American Airlines Group Inc. (a)	769	13,408
Applied Industrial Technologies, Inc.	45	10,797
Avis Budget Group, Inc. (a)	20	1,587
Brink's Company, The	52	4,822
BWXT Government Group, Inc.	107	11,969
Caci International Inc. - Class A (a)	26	10,546
Carlisle Companies Incorporated	53	19,401
Chart Industries, Inc. (a)	49	9,387
Clean Harbors, Inc. (a)	59	13,527
CNH Industrial N.V.	1,021	11,573
Comfort Systems USA, Inc.	41	17,569
Concentrix Corporation	56	2,410
Core & Main, Inc. - Class A (a)	226	11,503
Crane Company	57	8,673
Curtiss-Wright Corporation	44	15,667
Donaldson Company, Inc.	141	9,493
EMCOR Group, Inc.	54	24,369
EnerSys	47	4,353
ESAB Corporation	67	8,042
ExlService Holdings, Inc. (a)	186	8,249
Exponent, Inc.	59	5,298
Flowserve Corporation	153	8,826
Fluor Corporation (a)	201	9,894
Fortune Brands Innovations, Inc.	145	9,878
FTI Consulting, Inc. (a)	41	7,904
GATX Corporation	42	6,437
Genpact Limited	190	8,169
Graco Inc.	197	16,566
GXO Logistics Inc. (a)	140	6,093
Hexcel Corporation	93	5,830
Insperity, Inc.	41	3,201
ITT Inc.	94	13,418
KBR, Inc.	156	9,059
Kirby Corporation (a)	67	7,044
Knight-Swift Transportation Holdings Inc. - Class A	190	10,091
Landstar System, Inc.	41	7,006
Lincoln Electric Holdings, Inc.	66	12,397
ManpowerGroup Inc.	55	3,170
MasTec, Inc. (a)	72	9,847
Maximus, Inc.	71	5,268
Middleby Corporation, The (a)	62	8,454
Mine Safety Appliances Company, LLC	46	7,680
MSC Industrial Direct Co., Inc. - Class A	52	3,895
Mueller Industries, Inc.	133	10,555
Nextracker LLC - Class A (a)	168	6,142
Nvent Electric Public Limited Company	192	13,063
Oshkosh Corporation	75	7,166
Owens Corning	100	16,995
Parsons Corporation (a)	55	5,047
Paylocity Holding Corporation (a)	51	10,181
RB Global, Inc.	215	19,365
RBC Bearings Incorporated (a)	36	10,797
Regal Rexnord Corporation	78	12,084
Ryder System, Inc.	49	7,672
Saia, Inc. (a)	31	14,066
Science Applications International Corporation	58	6,439
Sensata Technologies Holding PLC	176	4,817
Simpson Manufacturing Co., Inc.	49	8,127
Terex Corporation	78	3,620
Tetra Tech, Inc.	314	12,504
The Timken Company	75	5,355
Toro Company, The	119	9,552
Trex Company, Inc. (a)	124	8,593
UFP Industries, Inc.	72	8,066
Valmont Industries, Inc.	24	7,225
Watsco, Inc.	41	19,220
Watts Water Technologies, Inc. - Class A	32	6,540
WESCO International, Inc.	52	9,329
Woodward, Inc.	69	11,552
XPO, Inc. (a)	136	17,783
		727,240
Financials 17.8%
Affiliated Managers Group, Inc.	35	6,514
Ally Financial Inc.	322	11,597
American Financial Group, Inc.	85	11,613
Annaly Capital Management, Inc.	654	11,972
Associated Banc-Corp	184	4,390
Bank OZK	124	5,506
Brighthouse Financial, Inc. (a)	68	3,264
Cadence Bank	215	7,410
CNO Financial Group, Inc.	118	4,410
Columbia Banking System, Inc.	246	6,650
Comerica Incorporated	151	9,351
Commerce Bancshares, Inc.	144	8,971
Cullen/Frost Bankers, Inc.	75	10,009
East West Bancorp, Inc.	161	15,414
Equitable Holdings, Inc.	364	17,191
Essent Group Ltd.	123	6,685
Euronet Worldwide, Inc. (a)	48	4,888
Evercore Inc. - Class A	41	11,406
F.N.B. Corporation	416	6,147
Federated Hermes, Inc. - Class B	92	3,765
Fidelity National Financial, Inc. - Class A	302	16,975
First American Financial Corporation	121	7,551
First Financial Bankshares, Inc.	151	5,448
First Horizon Corporation	615	12,390
FirstCash, Inc.	46	4,722
Flagstar Financial, Inc. (b)	348	3,244
Glacier Bancorp, Inc.	133	6,693
Hamilton Lane Incorporated - Class A	49	7,205
Hancock Whitney Corporation	101	5,529
Hanover Insurance Group Inc, The	42	6,449
Home BancShares, Inc.	217	6,131
Houlihan Lokey, Inc. - Class A	62	10,815
Interactive Brokers Group, Inc. - Class A	127	22,433
International Bancshares Corporation	64	4,017
Janus Henderson Group PLC	150	6,373
Jefferies Financial Group Inc.	190	14,862
Kinsale Capital Group, Inc.	26	11,980
MGIC Investment Corporation	294	6,967
Morningstar, Inc.	32	10,643
Old National Bancorp	377	8,181
Old Republic International Corporation	269	9,750
Pinnacle Financial Partners, Inc.	89	10,190
Primerica, Inc.	39	10,579
Prosperity Bancshares, Inc.	112	8,468
Reinsurance Group of America, Incorporated	76	16,338
RenaissanceRe Holdings Ltd	60	15,052
RLI Corp.	49	8,018
Ryan Specialty Group Holdings, Inc. - Class A	124	7,946
SEI Investments Company	115	9,516
Selective Insurance Group, Inc.	71	6,685
Shift4 Payments, LLC - Class A (a) (b)	80	8,285
SLM Corporation	246	6,797
Southstate Corporation	88	8,802
Starwood Property Trust, Inc. (b)	372	7,058
Stifel Financial Corp.	120	12,682
Synovus Financial Corp.	164	8,424
Texas Capital Bancshares, Inc. (a)	54	4,202
The Carlyle Group, Inc.	245	12,358
The Western Union Company	387	4,098
UMB Financial Corporation	52	5,849
United Bankshares, Inc.	158	5,927
Unum Group	196	14,323
Valley National Bancorp	558	5,054
Voya Financial, Inc.	112	7,695
Webster Financial Corporation	201	11,100
Western Alliance Bancorporation	128	10,668
Wex, Inc. (a)	46	8,088
Wintrust Financial Corporation	78	9,739

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Zions Bancorporation, National Association	174	9,418
Zurich American Corporation	72	4,773
		613,643
Consumer Discretionary 14.0%
Abercrombie & Fitch Co. - Class A (a)	60	8,977
Aramark	309	11,521
Autoliv, Inc.	84	7,866
AutoNation, Inc. (a)	31	5,200
Boyd Gaming Corporation	76	5,544
Brunswick Corporation	78	5,046
Burlington Stores, Inc. (a)	74	20,960
Capri Holdings Limited (a)	141	2,975
Chewy, Inc. - Class A (a)	187	6,276
Choice Hotels International, Inc. (b)	26	3,744
Churchill Downs Incorporated	86	11,523
Columbia Sportswear Company	35	2,982
Crocs, Inc. (a)	68	7,421
Dick's Sporting Goods, Inc.	67	15,360
Duolingo, Inc. - Class A (a)	44	14,267
Five Below, Inc. (a)	65	6,807
Floor & Decor Holdings, Inc. - Class A (a)	126	12,524
GameStop Corp. - Class A (a) (b)	474	14,850
Gap, Inc., The	255	6,036
Gentex Corporation	265	7,609
Graham Holdings Co., Ltd. - Class B	4	3,418
Grand Canyon Education, Inc. (a)	34	5,559
H & R Block, Inc.	159	8,411
Harley-Davidson, Inc. (b)	132	3,971
Hilton Grand Vacations Inc. (a)	74	2,883
Hyatt Hotels Corporation - Class A	49	7,638
KB Home	82	5,363
Lear Corporation	63	5,944
Light & Wonder, Inc. (a)	102	8,821
Lithia Motors, Inc. - Class A	31	11,042
Macy's, Inc.	327	5,528
Marriott Vacations Worldwide Corporation	38	3,407
Mattel, Inc. (a)	389	6,904
Murphy USA Inc.	21	10,785
Nordstrom, Inc.	116	2,791
Ollie's Bargain Outlet Holdings, Inc. (a)	72	7,878
Penske Automotive Group, Inc.	22	3,307
Planet Fitness, Inc. - Class A (a)	99	9,773
Polaris Inc.	61	3,514
PVH Corp.	65	6,911
RH (a)	18	6,920
Service Corporation International	170	13,549
Skechers U.S.A., Inc. - Class A (a)	154	10,347
Taylor Morrison Home II Corporation - Class A (a)	121	7,394
Tempur Sealy International, Inc.	204	11,578
Texas Roadhouse, Inc. - Class A	78	14,135
The Goodyear Tire & Rubber Company (a)	342	3,081
The Wendy's Company	200	3,268
Thor Industries, Inc.	62	5,968
Toll Brothers, Inc.	118	14,841
TopBuild Corp. (a)	34	10,624
Travel + Leisure Co.	78	3,915
Under Armour, Inc. - Class A (a)	222	1,838
Under Armour, Inc. - Class C (a)	156	1,167
Vail Resorts, Inc.	44	8,177
Valvoline, Inc. (a)	151	5,479
Visteon Corporation (a)	33	2,894
Whirlpool Corporation	64	7,358
Williams-Sonoma, Inc.	147	27,298
Wingstop Inc.	34	9,743
Wyndham Hotels & Resorts, Inc.	92	9,233
YETI Holdings, Inc. (a)	98	3,778
		483,921
Information Technology 10.5%
Allegro Microsystems Inc. (a)	152	3,333
Altair Engineering Inc. - Class A (a)	70	7,589
Amkor Technology, Inc.	131	3,372
AppFolio, Inc. - Class A (a)	27	6,657
Arrow Electronics, Inc. (a)	61	6,887
ASGN Incorporated (a)	52	4,368
Aspen Technology, Inc. (a)	31	7,755
Avnet, Inc.	103	5,394
Belden Inc.	48	5,352
Bill Holdings, Inc. (a)	111	9,389
Blackbaud, Inc. (a)	46	3,430
Ciena Corporation (a)	169	14,325
Cirrus Logic, Inc. (a)	62	6,163
Cognex Corporation	203	7,267
Coherent Corp. (a)	180	17,086
CommVault Systems, Inc. (a)	51	7,732
Crane Nxt, Co.	57	3,329
DocuSign, Inc. (a)	236	21,260
Dolby Laboratories, Inc. - Class A	71	5,536
Dropbox, Inc. - Class A (a)	258	7,744
Dynatrace, Inc. (a)	350	19,030
Fabrinet (a)	42	9,321
Flex Ltd. (a)	452	17,354
IPG Photonics Corporation (a)	30	2,195
Kyndryl Holdings, Inc. (a)	272	9,403
Lattice Semiconductor Corporation (a)	162	9,164
Littelfuse, Inc.	29	6,896
Lumentum Holdings Inc. (a)	81	6,790
MACOM Technology Solutions Holdings, Inc. (a)	67	8,698
Manhattan Associates, Inc. (a)	71	19,274
MKS Instruments, Inc.	78	8,155
Novanta Inc. (a)	42	6,447
Onto Innovation Inc. (a)	57	9,575
Power Integrations, Inc.	66	4,098
Pure Storage, Inc. - Class A (a)	362	22,263
Qualys, Inc. (a)	43	6,044
Rambus Inc. (a)	123	6,511
Silicon Laboratories Inc. (a)	38	4,667
Synaptics Incorporated (a)	46	3,514
TD SYNNEX Corporation	88	10,309
Teradata Corporation (a)	113	3,505
Universal Display Corporation	52	7,536
Vontier Corporation	174	6,355
		361,072
Health Care 9.2%
Acadia Healthcare Company, Inc. (a)	109	4,322
Amedisys, Inc. (a)	39	3,512
Arrowhead Pharmaceuticals Inc (a)	145	2,732
Avantor, Inc. (a)	790	16,650
BioMarin Pharmaceutical Inc. (a)	224	14,696
Bio-Rad Laboratories, Inc. - Class A (a)	22	7,388
Bruker Corporation	129	7,550
Chemed Corporation	18	9,337
Cytokinetics, Incorporated (a)	138	6,483
Dentsply Sirona Inc.	232	4,413
Doximity, Inc. - Class A (a)	151	8,051
Encompass Health Corporation	118	10,913
Enovis Corporation (a)	67	2,928
Envista Holdings Corporation (a)	200	3,863
Exelixis, Inc. (a)	334	11,132
Globus Medical, Inc. - Class A (a)	131	10,866
Haemonetics Corporation (a)	59	4,580
Halozyme Therapeutics, Inc. (a)	148	7,063
HealthEquity, Inc. (a)	102	9,772
Illumina, Inc. (a)	185	24,662
Jazz Pharmaceuticals Public Limited Company (a)	70	8,612
Lantheus Holdings, Inc. (a)	81	7,250
LivaNova PLC (a)	65	2,992
Masimo Corporation (a)	51	8,466
Medpace Holdings, Inc. (a)	30	9,890
Neogen Corporation (a)	234	2,838
Neurocrine Biosciences, Inc. (a)	119	16,200
Option Care Health, Inc. (a)	200	4,650
Penumbra, Inc. (a)	45	10,718
Perrigo Company Public Limited Company	161	4,151
Repligen Corporation (a)	61	8,835
Roivant Sciences Ltd. (a)	496	5,869
Sarepta Therapeutics, Inc. (a)	112	13,595
Sotera Health LLC (a)	175	2,395
Tenet Healthcare Corporation (a)	111	14,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
The Ensign Group, Inc.	66	8,811
United Therapeutics Corporation (a)	52	18,277
		318,462
Real Estate 6.8%
Agree Realty Corporation	120	8,434
American Homes 4 Rent - Class A	367	13,732
Brixmor Property Group Inc.	353	9,818
COPT Defense Properties	131	4,054
Cousins Properties Incorporated	184	5,640
Cubesmart, L.P.	263	11,253
EastGroup Properties, Inc.	56	9,051
EPR Properties	88	3,909
Equity Lifestyle Properties, Inc.	222	14,781
First Industrial Realty Trust, Inc.	153	7,662
Gaming and Leisure Properties, Inc.	322	15,532
Healthcare Realty Trust Incorporated - Class A	413	6,994
Independence Realty Trust, Inc.	263	5,221
Jones Lang LaSalle Incorporated (a)	56	14,112
Kilroy Realty Corporation	124	5,004
Kite Realty Naperville, LLC	258	6,521
Lamar Advertising Company - Class A	103	12,536
National Storage Affiliates Trust	80	3,021
NNN REIT, Inc.	219	8,953
Omega Healthcare Investors, Inc.	315	11,907
Park Hotels & Resorts Inc.	245	3,447
PotlatchDeltic Corporation	84	3,285
Rayonier Inc.	157	4,099
Rexford Industrial Realty, Inc.	257	9,928
Sabra Health Care REIT, Inc.	275	4,762
STAG Industrial, Inc.	215	7,272
Vornado Realty Trust	195	8,189
W.P. Carey Inc.	257	14,008
		233,125
Materials 6.3%
Alcoa Corporation	304	11,472
AptarGroup, Inc.	78	12,259
Arcadium Lithium PLC (a)	1,263	6,481
Ashland Inc.	57	4,071
Avient Corporation	106	4,345
Axalta Coating Systems Ltd. (a)	256	8,767
Berry Global Group, Inc.	133	8,623
Cabot Corporation	65	5,920
Carpenter Technology Corporation	58	9,835
Cleveland-Cliffs Inc. (a)	571	5,369
Commercial Metals Company	132	6,547
Crown Holdings, Inc.	139	11,492
Eagle Materials Inc.	39	9,644
Graphic Packaging Holding Company	352	9,555
Greif, Inc. - Class A	30	1,863
Knife River Corporation (a)	66	6,728
Louisiana-Pacific Corporation (W VA)	73	7,588
NewMarket Corporation	9	4,828
Olin Corporation	138	4,680
Reliance, Inc.	63	16,998
Royal Gold, Inc.	77	10,149
RPM International Inc.	150	18,466
Scotts Miracle-Gro Company, The	49	3,281
Silgan Holdings Inc.	96	5,019
Sonoco Products Company	115	5,629
The Chemours Company	171	2,883
United States Steel Corporation	260	8,834
Westlake Corporation	40	4,559
		215,885
Energy 4.5%
Antero Midstream Corporation	396	5,975
Antero Resources Corporation (a)	344	12,044
ChampionX Corporation	223	6,073
Chord Energy Corporation	71	8,306
Civitas Resources, Inc.	104	4,759
CNX Resources Corporation (a)	177	6,496
DT Midstream, Inc.	114	11,319
Expand Energy Corporation (b)	245	24,405
HF Sinclair Corporation	188	6,584
Matador Resources Company	136	7,676
Murphy Oil Corporation	155	4,701
NOV Inc.	448	6,538
Ovintiv Canada ULC	302	12,249
PBF Energy Inc. - Class A	116	3,081
Permian Resources Corporation - Class A	743	10,681
Range Resources Corporation	282	10,150
Valaris Limited (a)	75	3,310
Viper Energy, Inc. - Class A	119	5,847
Weatherford International Public Limited Company	86	6,145
		156,339
Consumer Staples 4.4%
Bellring Intermediate Holdings, Inc. (a)	152	11,436
BJ's Wholesale Club Holdings, Inc. (a)	154	13,759
Boston Beer Company, Inc., The - Class A (a)	10	3,065
Casey's General Stores, Inc.	43	17,111
Celsius Holdings, Inc. (a)	181	4,774
Coca-Cola Consolidated, Inc.	7	8,610
Coty Inc. - Class A (a)	437	3,038
Darling Ingredients Inc. (a)	187	6,297
e.l.f. Beauty, Inc. (a) (b)	65	8,185
Flowers Foods, Inc.	225	4,654
Ingredion Incorporated	76	10,524
Lancaster Colony Corporation	22	3,871
Performance Food Group Company (a)	181	15,298
Pilgrim's Pride Corporation (a)	47	2,124
Post Holdings, Inc. (a)	55	6,335
Sprouts Farmers Market, Inc. (a)	118	14,936
US Foods Holding Corp. (a)	271	18,253
		152,270
Utilities 2.6%
ALLETE, Inc.	68	4,418
Black Hills Corporation	80	4,685
Essential Utilities, Inc.	293	10,648
IDACORP, Inc.	63	6,840
National Fuel Gas Company	107	6,489
New Jersey Resources Corporation	118	5,486
NorthWestern Corporation	72	3,851
OGE Energy Corp.	235	9,678
One Gas, Inc.	66	4,584
Ormat Technologies, Inc.	63	4,285
Portland General Electric Company	120	5,229
Southwest Gas Holdings, Inc.	71	5,056
Spire Inc.	67	4,563
TXNM Energy, Inc.	105	5,171
UGI Corporation (b)	253	7,134
		88,117
Communication Services 1.4%
Frontier Communications Parent, Inc. (a)	260	9,021
Iridium Communications Inc.	131	3,817
Nexstar Media Group, Inc. - Class A	34	5,334
The New York Times Company - Class A	190	9,910
TKO Group Holdings Inc. - Class A (a)	78	11,053
Warner Music Group Corp. - Class A	166	5,135
ZoomInfo Technologies Inc. - Class A (a)	314	3,297
		47,567
Total Common Stocks (cost $3,004,286)		3,397,641
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	45,303	45,303
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	12,083	12,083
Total Short Term Investments (cost $57,386)		57,386
Total Investments 100.3% (cost $3,061,672)		3,455,027
Other Derivative Instruments 0.0%		106
Other Assets and Liabilities, Net (0.3)%		(10,890)
Total Net Assets 100.0%		3,444,243
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

as of December 31, 2024.

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	15,259	410,732	380,688	1,472	—	—	45,303	1.3
JNL Government Money Market Fund, 4.46% - Class SL	10,535	227,831	226,283	420	—	—	12,083	0.4
	25,794	638,563	606,971	1,892	—	—	57,386	1.7

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	165	March 2025	53,897	106	(1,976)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,397,641	—	—	3,397,641
Short Term Investments	57,386	—	—	57,386
	3,455,027	—	—	3,455,027
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,976)	—	—	(1,976)
	(1,976)	—	—	(1,976)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.5%
Financials 18.8%
Ambac Financial Group, Inc. (a)	87	1,106
Ameris Bancorp	120	7,533
Amerisafe, Inc.	35	1,821
Apollo Commercial Real Estate Finance, Inc.	239	2,073
Arbor Realty Trust, Inc. (b)	353	4,884
ARMOUR Residential REIT, Inc. (b)	101	1,900
Artisan Partners Asset Management Inc. - Class A	130	5,595
Assured Guaranty Ltd.	89	8,039
Atlantic Union Bank	167	6,324
Axos Financial, Inc. (a)	102	7,096
Banc of California, Inc.	255	3,939
BancFirst Corporation	37	4,392
Bank of Hawaii Corporation	74	5,258
BankUnited, Inc.	139	5,313
Banner Corporation	65	4,311
Berkshire Hills Bancorp, Inc.	79	2,259
BGC Group, Inc. - Class A	691	6,257
Blackstone Mortgage Trust, Inc. - Class A	324	5,641
Bread Financial Payments, Inc.	93	5,669
Brightsphere Investment Group Inc.	51	1,345
Brookline Bancorp, Inc.	168	1,984
Capitol Federal Financial	224	1,327
Cathay General Bancorp	132	6,308
Central Pacific Financial Corp.	51	1,477
City Holding Company	28	3,300
Cohen & Steers, Inc.	50	4,612
Community Financial System, Inc.	98	6,067
Customers Bancorp, Inc. (a)	55	2,678
CVB Financial Corp.	245	5,251
Dime Community Bancshares, Inc.	71	2,181
Donnelley Financial Solutions, Inc. (a)	50	3,122
Eagle Bancorp, Inc.	55	1,437
Ellington Financial Inc. (b)	171	2,076
Employers Holdings, Inc.	46	2,350
Encore Capital Group, Inc. (a)	44	2,102
Enova International, Inc. (a)	49	4,696
EVERTEC, Inc.	118	4,081
EZCORP, Inc. - Class A (a)	95	1,156
FB Financial Corporation	65	3,341
First Bancorp	78	3,425
First Bancorp.	304	5,647
First Commonwealth Financial Corporation	192	3,242
First Financial Bancorp.	177	4,758
First Hawaiian, Inc.	238	6,175
Franklin BSP Realty Trust, Inc.	150	1,882
Fulton Financial Corporation	340	6,562
Genworth Financial, Inc. - Class A (a)	795	5,557
Goosehead Insurance, Inc. - Class A (a)	45	4,845
Green Dot Corporation - Class A (a)	103	1,093
HA Sustainable Infrastructure Capital, Inc. (b)	220	5,906
Hanmi Financial Corporation	55	1,303
HCI Group, Inc.	16	1,885
Heritage Financial Corporation	63	1,551
Hilltop Holdings Inc.	86	2,467
Hope Bancorp, Inc.	226	2,772
Horace Mann Educators Corporation	76	3,002
Independent Bank Corp.	80	5,107
Independent Bank Group, Inc.	67	4,046
Jackson Financial Inc. - Class A (c)	138	12,006
KKR Real Estate Finance Trust Inc.	113	1,140
Lakeland Financial Corporation	48	3,314
Lincoln National Corporation	318	10,077
Mercury General Corporation	50	3,307
Moelis & Company - Class A	132	9,729
Mr. Cooper Group Inc. (a)	119	11,472
National Bank Holdings Corporation - Class A	71	3,061
Navient Corporation	141	1,878
NBT Bancorp Inc.	88	4,192
NCR Atleos Corporation (a)	134	4,550
New York Mortgage Trust, Inc.	177	1,072
NMI Holdings, Inc. - Class A (a)	147	5,395
Northwest Bancshares, Inc.	235	3,098
OFG Bancorp	85	3,602
Pacific Premier Bancorp, Inc.	179	4,453
Palomar Holdings, Inc. (a)	49	5,195
Park National Corporation	27	4,633
Pathward Financial, Inc.	46	3,390
Payoneer Global Inc. (a)	478	4,800
PennyMac Mortgage Investment Trust	162	2,039
Piper Sandler Companies	30	8,878
PJT Partners Inc. - Class A	44	7,012
PRA Group, Inc. (a)	72	1,510
Preferred Bank	23	1,982
ProAssurance Corporation (a)	96	1,533
PROG Holdings, Inc.	77	3,265
Provident Financial Services, Inc.	243	4,580
Radian Group Inc.	278	8,816
Ready Capital Corporation (b)	321	2,187
Redwood Trust, Inc.	252	1,643
Renasant Corporation	119	4,260
S & T Bancorp, Inc.	71	2,725
Safety Insurance Group, Inc.	28	2,277
Seacoast Banking Corporation of Florida	159	4,369
ServisFirst Bancshares, Inc.	94	7,925
Simmons First National Corporation - Class A	234	5,183
SiriusPoint Ltd. (a)	173	2,838
Southside Bancshares, Inc.	53	1,678
Stellar Bancorp, Inc.	89	2,527
StepStone Group Inc. - Class A	118	6,805
Stewart Information Services Corporation	51	3,460
StoneX Group Inc. (a)	53	5,207
The Bancorp, Inc. (a)	89	4,702
Tompkins Financial Corporation	23	1,536
Triumph Financial, Inc. (a)	41	3,729
Trupanion, Inc. (a)	63	3,029
Trustco Bank Corp N Y	36	1,187
Trustmark Corporation	115	4,077
Two Harbors Investment Corp.	192	2,266
United Community Banks, Inc.	222	7,177
United Fire Group, Inc.	40	1,126
Veritex Holdings, Inc.	102	2,760
Virtu Financial, Inc. - Class A	151	5,397
Virtus Investment Partners, Inc.	12	2,760
WAFD, Inc.	152	4,893
Walker & Dunlop, Inc.	60	5,838
Westamerica Bancorporation	50	2,638
WisdomTree, Inc. (b)	214	2,248
World Acceptance Corporation (a)	6	725
WSFS Financial Corporation	109	5,810
		476,487
Industrials 17.6%
AAR Corp. (a)	66	4,068
ABM Industries Incorporated	117	6,000
AeroVironment, Inc. (a)	52	8,032
Air Lease Corporation - Class A	193	9,318
Alamo Group Inc.	19	3,574
Alaska Air Group, Inc. (a)	237	15,350
Albany International Corp. - Class A	59	4,704
Allegiant Travel Company	27	2,513
Amentum Holdings, Inc. (a)	207	4,352
American Woodmark Corporation (a)	29	2,328
Apogee Enterprises, Inc.	41	2,916
Arcbest Corporation	44	4,064
Arcosa, Inc.	91	8,812
Armstrong World Industries, Inc.	81	11,505
Astec Industries, Inc.	42	1,404
AZZ Inc.	56	4,595
Barnes Group Inc.	85	4,026
Boise Cascade Company	72	8,525
Brady Corporation - Class A	82	6,072
CoreCivic, Inc. (a)	207	4,498
CSG Systems International, Inc.	53	2,701
CSW Industrials, Inc.	31	11,015
Deluxe Corporation	81	1,833
DNOW Inc. (a)	199	2,589

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
DXP Enterprises, Inc. (a)	24	1,950
Dycom Industries, Inc. (a)	54	9,420
Enerpac Tool Group Corp. - Class A	101	4,157
Enpro Inc.	39	6,748
Enviri Corporation (a)	155	1,193
ESCO Technologies Inc.	48	6,403
Everus Construction Group, Inc. (a)	95	6,270
Federal Signal Corporation	114	10,523
Forward Air Corporation (a) (b)	37	1,197
Franklin Electric Co., Inc.	74	7,179
Gates Industrial Corporation PLC (a)	424	8,713
GEO Group, Inc., The (a)	254	7,110
Gibraltar Industries, Inc. (a)	56	3,301
GMS Inc. (a)	73	6,184
Granite Construction Incorporated	81	7,120
Griffon Corporation	74	5,285
Hayward Holdings, Inc. (a)	268	4,091
Healthcare Services Group, Inc. (a)	135	1,571
Heartland Express, Inc.	78	874
Heidrick & Struggles International, Inc.	38	1,681
Hertz Global Holdings, Inc. (a) (b)	236	865
Hillenbrand, Inc.	130	4,007
HNI Corporation	89	4,504
Hub Group, Inc. - Class A	113	5,036
Insteel Industries, Inc.	37	1,011
Interface, Inc. - Class A	108	2,630
JetBlue Airways Corporation (a) (b)	552	4,341
John Bean Technologies Corporation	59	7,535
Kennametal Inc.	146	3,509
Korn Ferry	97	6,524
Lindsay Corporation	20	2,400
Liquidity Services, Inc. (a)	40	1,304
Marten Transport, Ltd.	110	1,724
Masterbrand, Inc. (a)	235	3,439
Matson Intermodal - Paragon, Inc.	62	8,353
Matthews International Corporation - Class A	58	1,610
Mercury Systems, Inc. (a)	95	4,001
Millerknoll, Inc.	128	2,898
MOOG Inc. - Class A	54	10,600
MYR Group Inc. (a)	30	4,476
National Presto Industries, Inc.	10	989
NV5 Global, Inc. (a)	97	1,822
Openlane, Inc. (a)	198	3,932
Pitney Bowes Inc.	298	2,155
Powell Industries, Inc. (b)	18	3,886
Proto Labs, Inc. (a)	46	1,784
Quanex Building Products Corporation	87	2,112
Resideo Technologies, Inc. (a)	274	6,310
Robert Half Inc.	189	13,347
Rush Enterprises, Inc. - Class A	116	6,345
RXO Inc (a)	261	6,216
Schneider National, Inc. - Class B	87	2,543
SkyWest, Inc. (a)	76	7,563
SPX Technologies, Inc. (a)	86	12,574
Standex International Corporation	22	4,155
Sun Country Airlines Holdings, Inc. (a)	72	1,051
Sunrun Inc. (a)	418	3,869
Tennant Company	36	2,907
The Greenbrier Companies, Inc.	59	3,573
Titan International, Inc. (a)	86	584
Trinity Industries, Inc.	154	5,403
Triumph Group, Inc. (a)	146	2,719
Unifirst Corporation	28	4,793
Vestis Corporation	215	3,278
Viad Corp (a)	39	1,652
Vicor Corporation (a)	43	2,055
Vm Consolidated, Inc. - Class A (a)	308	7,437
Wabash National Corporation	81	1,385
Werner Enterprises, Inc.	116	4,170
Zurn Elkay Water Solutions Corporation	266	9,921
		447,061
Consumer Discretionary 14.6%
Academy Sports & Outdoors, Inc.	131	7,529
Adient Public Limited Company (a)	164	2,825
Adtalem Global Education Inc. (a)	70	6,334
Advance Auto Parts, Inc.	111	5,228
American Axle & Manufacturing Holdings, Inc. (a)	225	1,310
American Eagle Outfitters, Inc.	325	5,412
Asbury Automotive Group, Inc. (a)	36	8,863
Bath & Body Works, Inc.	409	15,844
BJ's Restaurants, Inc. (a)	42	1,478
Bloomin' Brands, Inc.	142	1,733
Boot Barn Holdings, Inc. (a)	57	8,663
Brinker International, Inc. (a)	83	10,952
Caleres, Inc.	64	1,494
Carter's, Inc.	66	3,585
Cavco Industries, Inc. (a)	15	6,753
Century Communities, Inc.	52	3,803
Cheesecake Factory Incorporated, The (b)	87	4,148
Cracker Barrel Old Country Store, Inc. (b)	41	2,184
Dana Incorporated	240	2,780
Dave & Buster's, Inc. (a) (b)	59	1,710
Dorman Products, Inc. (a)	51	6,553
Dream Finders Homes, Inc. - Class A (a) (b)	52	1,205
Ethan Allen Interiors Inc.	41	1,161
ETSY, Inc. (a)	210	11,093
Foot Locker, Inc. (a)	156	3,388
Fox Factory Holding Corp. (a)	78	2,370
Frontdoor, Inc. (a)	141	7,735
Gentherm Incorporated (a)	59	2,340
G-III Apparel Group, Ltd. (a)	72	2,341
Golden Entertainment, Inc.	38	1,204
Green Brick Partners, Inc. (a)	57	3,248
Group 1 Automotive, Inc.	24	10,223
Guess ?, Inc. (b)	53	744
Hanesbrands Inc. (a)	657	5,345
Helen of Troy Limited (a)	43	2,550
Installed Building Products, Inc.	43	7,577
Jack in the Box Inc.	35	1,479
Kohl's Corporation (b)	210	2,946
Kontoor Brands, Inc.	93	7,904
La-Z-Boy Incorporated	79	3,432
LCI Industries	48	4,928
Leggett & Platt, Incorporated	253	2,426
Leslie's, Inc. (a)	350	780
LGI Homes, Inc. (a)	38	3,443
M/I Homes, Inc. (a)	51	6,730
MarineMax, Inc. (a)	38	1,104
Meritage Homes Corporation	67	10,354
Mister Car Wash, Inc. (a)	174	1,272
Monarch Casino & Resort, Inc.	23	1,842
Monro, Inc.	55	1,366
National Vision Holdings, Inc. (a)	150	1,567
Newell Brands Inc.	780	7,766
Oxford Industries, Inc.	27	2,135
Papa John's International, Inc.	61	2,518
Patrick Industries, Inc.	63	5,245
PENN Entertainment, Inc. (a)	280	5,558
Perdoceo Education Corporation	116	3,060
Phinia Inc.	78	3,768
Revelyst, Inc. (a)	110	2,121
Sabre Corporation (a)	715	2,608
Sally Beauty Holdings, Inc. (a)	192	2,011
Shake Shack, Inc. - Class A (a)	75	9,723
Shoe Carnival, Inc.	34	1,122
Signet Jewelers Limited	82	6,612
Six Flags Entertainment Corporation	174	8,363
Skyline Champion Corporation (a)	98	8,612
Sonic Automotive, Inc. - Class A	27	1,701
Sonos, Inc. (a)	227	3,417
Standard Motor Products, Inc.	38	1,185
Steven Madden, Ltd.	135	5,752
Strategic Education, Inc.	46	4,280
Stride, Inc. (a)	80	8,300
Sturm, Ruger & Company, Inc.	33	1,152
The Buckle, Inc.	56	2,835
The ODP Corporation (a)	56	1,270
Topgolf Callaway Brands Corp. (a) (b)	266	2,090
TRI Pointe Homes Holdings, Inc. (a)	174	6,318

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Upbound Group, Inc.	90	2,619
Urban Outfitters, Inc. (a)	105	5,762
V.F. Corporation (b)	617	13,240
Victoria's Secret & Co. (a)	146	6,060
Winnebago Industries, Inc.	55	2,607
Wolverine World Wide, Inc.	150	3,321
Worthington Industries, Inc.	58	2,339
XPEL, Inc. (a)	42	1,671
		370,419
Information Technology 12.1%
A10 Networks, Inc.	138	2,531
ACI Worldwide, Inc. (a)	196	10,171
Adeia Inc.	204	2,854
Advanced Energy Industries, Inc.	70	8,124
Agilysys, Inc. (a)	42	5,478
Alarm.Com Holdings, Inc. (a)	92	5,601
Alpha and Omega Semiconductor Limited (a)	44	1,627
Arlo Technologies, Inc. (a)	185	2,076
Axcelis Technologies, Inc. (a)	61	4,236
Badger Meter, Inc.	55	11,634
Benchmark Electronics, Inc.	68	3,083
Blackline, Inc. (a)	96	5,856
Box, Inc. - Class A (a)	268	8,476
Calix, Inc. (a)	111	3,854
CEVA Inc. (a)	44	1,378
Clear Secure, Inc. - Class A (b)	175	4,667
Cohu, Inc. (a)	86	2,303
Corsair Gaming, Inc. (a)	84	552
CTS Corporation	56	2,967
Digi International Inc. (a)	67	2,031
DigitalOcean Holdings, Inc. (a)	118	4,021
Diodes Incorporated (a)	86	5,313
DoubleVerify Holdings, Inc. (a)	263	5,057
DXC Technology Company (a)	337	6,741
ePlus inc. (a)	49	3,654
Extreme Networks, Inc. (a)	245	4,108
Formfactor, Inc. (a)	144	6,351
Grid Dynamics Holdings, Inc. - Class A (a)	115	2,558
Harmonic, Inc. (a)	219	2,892
Ichor Holdings, Ltd. (a)	62	1,997
Impinj, Inc. (a)	43	6,195
Insight Enterprises, Inc. (a)	51	7,756
InterDigital, Inc. (b)	47	9,192
Itron, Inc. (a)	84	9,172
Knowles Corporation (a)	164	3,271
Kulicke and Soffa Industries, Inc.	101	4,704
LiveRamp Holdings, Inc. (a)	122	3,716
Mara Holdings, Inc. (a) (b)	600	10,068
MaxLinear, Inc. (a)	143	2,821
N-Able, Inc. (a)	129	1,204
NCR Voyix Corporation (a)	273	3,780
NetScout Systems, Inc. (a)	134	2,907
Osi Systems, Inc. (a)	29	4,871
PC Connection, Inc.	24	1,636
PDF Solutions, Inc. (a)	56	1,526
Penguin Solutions, Inc. (a)	100	1,923
Photronics, Inc. (a)	119	2,802
Plexus Corp. (a)	51	7,930
Progress Software Corporation	80	5,196
Qorvo, Inc. (a)	169	11,809
Rogers Corporation (a)	32	3,214
Sanmina Corporation (a)	102	7,699
ScanSource, Inc. (a)	41	1,924
Semtech Corporation (a)	158	9,744
Sitime Corporation (a)	35	7,542
SolarEdge Technologies Ltd. (a) (b)	111	1,504
SolarWinds Corporation	100	1,432
Sprinklr, Inc. - Class A (a)	209	1,762
SPS Commerce, Inc. (a)	70	12,876
TTM Technologies, Inc. (a)	192	4,751
Ultra Clean Holdings, Inc. (a)	85	3,059
Veeco Instruments Inc. (a)	107	2,872
ViaSat, Inc. (a) (b)	162	1,382
Viavi Solutions Inc. (a)	411	4,150
Vishay Intertechnology, Inc.	206	3,498
Wolfspeed, Inc. (a) (b)	236	1,571
Xerox Holdings Corporation (b)	214	1,806
		305,456
Health Care 11.2%
AdaptHealth LLC - Class A (a)	195	1,857
Addus HomeCare Corporation (a)	34	4,221
ADMA Biologics, Inc. (a)	442	7,576
Alkermes Public Limited Company (a)	301	8,659
AMN Healthcare Services, Inc. (a)	71	1,708
Amphastar Pharmaceuticals, Inc. (a) (b)	70	2,583
ANI Pharmaceuticals, Inc. (a)	32	1,757
Arcus Biosciences, Inc. (a)	99	1,477
Artivion, Inc. (a)	70	1,995
Astrana Health, Inc. (a)	78	2,459
Avanos Medical, Inc. (a)	88	1,403
Azenta, Inc. (a)	84	4,219
BioLife Solutions, Inc. (a)	68	1,774
Catalyst Pharmaceuticals, Inc. (a)	208	4,337
Certara, Inc. (a)	205	2,179
Collegium Pharmaceutical, Inc. (a)	60	1,723
Concentra Group Holdings Parent, Inc.	203	4,015
CONMED Corporation	58	3,966
Corcept Therapeutics Incorporated (a)	174	8,792
CorVel Corporation (a)	51	5,658
Cytek Biosciences, Inc. (a)	193	1,253
Dynavax Technologies Corporation (a)	226	2,891
Embecta Corp.	107	2,211
Fortrea Holdings Inc. (a)	169	3,151
Fulgent Genetics, Inc. (a)	38	708
Glaukos Corporation (a)	103	15,418
Harmony Biosciences Holdings Inc. (a)	72	2,481
Healthstream, Inc.	43	1,362
Hims & Hers Health, Inc. - Class A (a) (b)	356	8,608
ICU Medical, Inc. (a)	46	7,086
Inari Medical, Inc. (a)	93	4,766
Innoviva, Inc. (a)	101	1,747
Inspire Medical Systems, Inc. (a)	56	10,370
Integer Holdings Corporation (a)	63	8,311
Integra LifeSciences Holdings Corporation (a)	125	2,831
Ironwood Pharmaceuticals, Inc. - Class A (a)	269	1,193
Krystal Biotech, Inc. (a)	47	7,413
LeMaitre Vascular, Inc.	38	3,533
Ligand Pharmaceuticals Incorporated (a)	35	3,755
Merit Medical Systems, Inc. (a)	109	10,557
Mesa Laboratories, Inc.	10	1,346
Myriad Genetics, Inc. (a)	172	2,360
National HealthCare Corporation	23	2,488
Neogenomics, Inc. (a)	242	3,986
OmniAb, Inc. (a) (d)	16	—
OmniAb, Inc. (a) (d)	16	—
Omnicell, Inc. (a)	87	3,866
Organon & Co.	479	7,146
Owens & Minor, Inc. (a)	137	1,791
Pacira Pharmaceuticals, Inc. (a)	85	1,611
Patterson Companies, Inc.	148	4,552
Pediatrix Medical Group, Inc. (a)	160	2,094
Phibro Animal Health Corporation - Class A	37	770
Premier Healthcare Solutions, Inc. - Class A	177	3,758
Prestige Consumer Healthcare Inc. (a)	92	7,176
Privia Health Group Inc. (a)	194	3,793
Progyny, Inc. (a)	137	2,365
Protagonist Therapeutics, Inc. (a)	112	4,317
Quidelortho Corporation (a)	124	5,511
RadNet, Inc. (a)	122	8,500
Schrodinger, Inc. (a) (b)	103	1,985
Select Medical Holdings Corporation	194	3,652
Simulations Plus, Inc.	29	815
STAAR Surgical Company (a)	92	2,245
Supernus Pharmaceuticals, Inc. (a)	104	3,757
Tandem Diabetes Care, Inc. (a)	122	4,390
TG Therapeutics, Inc. (a)	250	7,528
TransMedics Group, Inc. (a) (b)	63	3,935
U. S. Physical Therapy, Inc.	28	2,494

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
UFP Technologies, Inc. (a)	14	3,349
Vericel Corporation (a)	93	5,092
VIR Biotechnology, Inc. (a)	173	1,269
Xencor, Inc. (a)	130	2,982
		282,926
Real Estate 7.5%
Acadia Realty Trust	223	5,377
Alexander & Baldwin, Inc.	134	2,382
American Assets Trust, Inc.	88	2,302
Apple Hospitality REIT, Inc.	417	6,394
Armada Hoffler Properties, Inc.	143	1,463
Brandywine Realty Trust	318	1,781
Caretrust REIT, Inc.	349	9,453
Centerspace	30	2,014
Curbline Properties Corp. (a)	176	4,080
Cushman & Wakefield PLC (a)	428	5,598
DiamondRock Alpharetta Tenant, LLC	387	3,492
Douglas Emmett, Inc.	311	5,780
Easterly Government Properties, Inc.	182	2,063
ELME Communities	165	2,520
Essential Properties Realty Trust, Inc.	327	10,224
eXp World Holdings, Inc. (b)	156	1,795
Four Corners Property Trust, Inc.	180	4,876
Getty Realty Corp.	94	2,836
Global Net Lease, Inc.	365	2,665
Highwoods Properties, Inc.	199	6,084
Innovative Industrial Properties, Inc.	53	3,524
JBG Smith Properties	157	2,413
Kennedy-Wilson Holdings, Inc.	222	2,216
LTC Properties, Inc.	83	2,877
LXP Industrial Trust (b)	552	4,479
Macerich Company, The	459	9,136
Marcus & Millichap Company	46	1,762
Medical Properties Trust, Inc. (b)	1,120	4,422
NexPoint Residential Trust, Inc.	41	1,718
OUTFRONT Media Inc.	262	4,642
Pebblebrook Hotel Trust	226	3,057
Phillips Edison & Company, Inc.	230	8,608
Retail Opportunity Investments Corp.	241	4,182
Safehold Inc.	87	1,613
Saul Centers, Inc.	22	837
SITE Centers Corp.	90	1,383
SL Green Realty Corp.	132	8,982
St. Joe Company, The	71	3,180
Summit Hotel Properties, Inc.	200	1,372
Sunstone Hotel Investors, Inc.	375	4,446
Tanger Inc.	206	7,040
Terreno Realty Corporation	185	10,929
Uniti Group Inc.	454	2,497
Universal Health Realty Income Trust	24	893
Urban Edge Properties	231	4,966
Veris Residential, Inc.	151	2,510
Whitestone REIT (b)	86	1,213
Xenia Hotels & Resorts, Inc.	191	2,841
		190,917
Energy 4.7%
Archrock, Inc.	328	8,176
Atlas Energy Solutions Inc. (b)	114	2,532
Bristow Holdings U.S. Inc. (a)	47	1,617
Cactus, Inc. - Class A	124	7,248
California Resources Corporation	134	6,932
Comstock Resources, Inc. (a) (b)	169	3,081
CONSOL Energy Inc.	50	5,326
Core Laboratories LP	87	1,514
Crescent Energy Company - Class A	325	4,751
CVR Energy, Inc. (b)	65	1,219
Dorian LPG Ltd.	70	1,697
Green Plains Inc. (a)	118	1,122
Helix Energy Solutions Group, Inc. (a)	269	2,506
Helmerich & Payne, Inc.	184	5,879
Innovex International, Inc. (a)	68	954
International Seaways, Inc.	75	2,702
Liberty Energy Inc. - Class A	304	6,045
Magnolia Oil & Gas Corporation - Class A	357	8,351
Nabors Industries Ltd. (a)	17	948
Northern Oil and Gas Incorporated	186	6,901
Oceaneering International, Inc. (a)	188	4,909
Par Pacific Holdings, Inc. (a)	104	1,698
Patterson-UTI Energy, Inc.	661	5,461
Peabody Energy Corporation	226	4,741
Propetro Holding Corp. (a)	144	1,341
REX American Resources Corporation (a)	28	1,174
RPC, Inc.	158	938
SM Energy Company	213	8,257
Talos Energy Inc. (a)	229	2,222
Tidewater Inc. (a)	90	4,914
Vital Energy, Inc. (a) (b)	52	1,602
World Kinect Corporation	109	2,986
		119,744
Materials 4.4%
AdvanSix Inc.	51	1,444
Alpha Metallurgical Resources, Inc. (a)	20	4,064
Arch Resources, Inc. - Class A	34	4,760
ATI Inc. (a)	265	14,609
Balchem Corporation	61	9,916
Century Aluminum Company (a)	95	1,738
H.B. Fuller Company	101	6,840
Hawkins, Inc.	35	4,340
Ingevity Corporation (a)	67	2,740
Innospec Inc.	47	5,133
Kaiser Aluminum Corporation	29	2,064
Koppers Holdings Inc.	38	1,222
Materion Corporation	39	3,859
MATIV Holdings, Inc.	98	1,073
Metallus Inc. (a) (b)	72	1,017
Minerals Technologies Inc.	60	4,560
MP Materials Corp. - Class A (a) (b)	225	3,510
O-I Glass, Inc. (a)	286	3,103
Quaker Chemical Corporation	25	3,555
Sealed Air Corporation	272	9,188
Sensient Technologies Corporation	79	5,626
Stepan Company	40	2,568
SunCoke Energy, Inc.	158	1,690
Sylvamo Corporation	64	5,077
Warrior Met Coal, Inc.	98	5,313
Worthington Steel, Inc.	66	2,103
		111,112
Communication Services 3.4%
Cable One, Inc.	9	3,086
CarGurus, Inc. - Class A (a)	165	6,031
Cars.com Inc. (a)	112	1,948
Cinemark Holdings, Inc. (a)	200	6,201
Cogent Communications Holdings, Inc.	79	6,063
EchoStar Corporation - Class A (a) (b)	225	5,149
Gogo, Inc. (a)	113	911
IAC Inc. (a)	131	5,667
John Wiley & Sons, Inc. - Class A	77	3,385
Lumen Technologies Inc. (a)	1,893	10,052
QuinStreet, Inc. (a)	104	2,395
Scholastic Corporation	46	971
Shenandoah Telecommunications Company	83	1,048
Shutterstock, Inc.	44	1,335
Sphere Entertainment Co. - Class A (a)	31	7,062
TechTarget, Inc. (a)	50	991
TEGNA Inc.	300	5,486
Telephone and Data Systems, Inc.	182	6,206
Thryv Holdings, Inc. (a)	73	1,082
TripAdvisor, Inc. (a)	205	3,031
Yelp Inc. (a)	123	4,754
Ziff Davis, Inc. (a)	80	4,334
		87,188
Consumer Staples 3.0%
Andersons, Inc. , The	60	2,444
B&G Foods, Inc.	153	1,054
Cal-Maine Foods, Inc.	76	7,803
Central Garden & Pet Company (a) (b)	17	648
Central Garden & Pet Company - Class A (a)	99	3,256
Del Monte Fresh Produce Company	61	2,043

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Edgewell Personal Care Colombia S A S	89	2,988
Energizer Holdings, Inc.	121	4,225
Grocery Outlet Holding Corp. (a)	180	2,808
Interparfums, Inc.	34	4,447
J&J Snack Foods Corp.	29	4,492
John B. Sanfilippo & Son, Inc.	17	1,512
MGPI Processing, Inc. (b)	26	1,038
National Beverage Corp.	43	1,845
PriceSmart, Inc.	46	4,255
Simply Good Foods Company, The (a)	171	6,659
Spartannash Company	65	1,190
The Chefs' Warehouse, Inc. (a)	65	3,203
The Hain Celestial Group, Inc. (a)	169	1,037
Tootsie Roll Industries, Inc.	32	1,033
Treehouse Foods, Inc. (a)	87	3,056
United Natural Foods, Inc. (a)	112	3,050
Universal Corporation	46	2,513
USANA Health Sciences, Inc. (a)	22	785
WD-40 Company	25	6,171
WK Kellogg Co (b)	123	2,215
		75,770
Utilities 2.2%
American States Water Company	71	5,502
Avista Corporation	149	5,462
California Water Service Group	111	5,034
Chesapeake Utilities Corporation	42	5,104
Clearway Energy, Inc. - Class A	65	1,591
Clearway Energy, Inc. - Class C	154	3,995
MDU Resources Group, Inc.	382	6,888
MGE Energy, Inc.	68	6,389
Middlesex Water Company	33	1,753
Northwest Natural Holding Company	74	2,921
Otter Tail Corporation	78	5,792
SJW Group	57	2,787
Unitil Corporation	30	1,618
		54,836
Total Common Stocks (cost $2,368,193)		2,521,916
INVESTMENT COMPANIES 0.2%
iShares Core S&P Small Cap ETF	42	4,886
Total Investment Companies (cost $4,876)		4,886
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 4.46% (c) (e)	37,184	37,184
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.36% (c) (e)	9,925	9,925
Total Short Term Investments (cost $47,109)		47,109
Total Investments 101.6% (cost $2,420,178)		2,573,911
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (1.6)%		(39,801)
Total Net Assets 100.0%		2,534,122

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	8,115	874	2,284	410	1,150	4,151	12,006	0.5
JNL Government Money Market Fund, 4.46% - Class SL	40,586	331,685	335,087	1,544	—	—	37,184	1.4
JNL Government Money Market Fund, 4.36% - Class I	11,310	249,691	251,076	434	—	—	9,925	0.4
	60,011	582,250	588,447	2,388	1,150	4,151	59,115	2.3

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	114	March 2025	13,551	12	(727)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,521,916	—	—	2,521,916
Investment Companies	4,886	—	—	4,886
Short Term Investments	47,109	—	—	47,109
	2,573,911	—	—	2,573,911
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(727)	—	—	(727)
	(727)	—	—	(727)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 52.7%
Financials 10.6%
Abu Dhabi Commercial Bank PJSC	160	454
Abu Dhabi Islamic Bank	129	486
Adyen N.V. (a) (b)	4	6,335
Agriculture & Natural Solutions Acquisition Corp. - Class A (a)	109	1,148
AI Transportation Acquisition Corp. (a)	5	56
Aimei Health Technology Co., Ltd. (a)	15	165
Aimfinity Investment Corp. I (a)	5	66
Al Rajhi Banking and Investment Corporation	54	1,346
Aldel Financial II Inc. (a)	35	348
Aldel Financial II Inc. - Class A (a)	26	256
Ammb Holdings Berhad	417	511
Andretti Acquisition Corp. II (a)	19	191
Andretti Acquisition Corp. II - Class A (a)	35	346
AON Public Limited Company - Class A	5	1,668
Ares Acquisition Corp II - Class A (a)	133	1,458
Bandhan Bank Limited (b)	58	108
Black Spade Acquisition Co - Class A (a)	10	96
Bleichroeder Acquisition Corp. I - Class A (a)	60	589
Block, Inc. - Class A (a) (c)	37	3,131
Bowen Acquisition Corp. (a)	10	109
Cayson Acquisition Corp. (a)	7	69
Centurion Acquisition Corp. - Class A (a)	17	167
Churchill Capital Corp IX (a)	10	107
CI Financial Corp.	69	1,490
CIMB Group Holdings Berhad	150	275
Citigroup Inc.	38	2,691
ClimateRock - Class A (a)	8	95
Cohen Circle Acquisition Corp. I - Class A (a)	17	169
Colombier Acquisition Corp. (a)	1	12
Direct Selling Acquisition Corp. - Class A (a)	29	322
Discover Financial Services	8	1,338
DT Cloud Acquisition Corp. (a)	8	79
Erste Group Bank AG	10	638
FACT II Acquisition Corp. (a)	21	211
FACT II Acquisition Corp. - Class A (a)	13	125
First Bancshares Inc.	9	327
Fortune Rise Acquisition Corporation - Class A (a)	64	717
GigCapital7 Corp. - Class A (a)	36	357
Graf Global Corp. (a)	9	89
Graf Global Corp. - Class A (a)	—	—
Grupo Financiero Banorte, S.A.B. de C.V.	90	582
GSR III Acquisition Corp. (a)	12	125
GSR III Acquisition Corp. (a)	57	560
Haymaker Acquisition Corp. IV - Class A (a)	12	129
HCM II Acquisition Corp. - Class A (a)	13	130
Heartland Financial USA, Inc.	44	2,698
Horizon Space Acquisition I Corp. (a)	36	406
Iron Horse Acquisitions Corp. (a)	11	111
Itau Unibanco Holding S.A. - ADR (c)	124	618
Jack Henry & Associates, Inc. (c)	13	2,204
Jackson Acquisition Co II (a)	24	242
Jefferies Financial Group Inc.	22	1,724
Kasikornbank Public Company Limited - NVDR	240	1,094
LatAmGrowth SPAC - Class A (a)	15	142
Launch Two Acquisition Corp. (a)	12	119
Launch Two Acquisition Corp. - Class A (a)	12	120
Legato Merger Corp. (a)	21	212
LPL Financial Holdings Inc.	12	4,025
Moneylion Technologies Inc. - Class A (a)	7	616
Moody's Corporation	9	4,102
Mountain Lake Acquisition Corp. (a)	38	383
Nabors Energy Transition Corp. - Class A (a)	66	712
NCR Atleos Corporation (a)	16	538
Nedbank Group Limited	9	132
Newbury Street Acquisition Corporation (a)	19	193
Newbury Street Acquisition Corporation - Class A (a)	6	63
Oak Woods Acquisition Corporation - Class A (a)	12	134
Oca Acquisition Corp. - Class A (a)	3	38
Primerica, Inc.	19	5,234
Quetta Acquisition Corporation (a)	22	235
RHB Bank Berhad	141	205
Riyad Bank	123	939
Roman DBDR Acquisition Corp. II (a)	13	131
Ryan Specialty Group Holdings, Inc. - Class A	55	3,560
Samsung Fire & Marine Insurance Co., Ltd.	2	518
Sandy Spring Bancorp, Inc.	17	568
SEI Investments Company (c)	26	2,158
Shinhan Financial Group Co., Ltd. - ADR (c)	8	269
SilverBox Corp IV (a)	18	179
SIM Acquisition Corp. I (a)	46	468
SIM Acquisition Corp. I - Class A (a)	22	217
SK Growth Opportunities Corporation - Class A (a)	27	314
Southstate Corporation	3	259
Spark I Acquisition Corp. - Class A (a)	20	211
Standard Bank Group	8	90
Tavia Acquisition Corp (a)	19	194
Tavia Acquisition Corp (a)	14	143
TLGY Acquisition Corporation - Class A (a)	14	162
Translational Development Acquisition Corp. (a)	13	128
Triumph Financial, Inc. (a)	32	2,915
Vine Hill Capital Investment Corp. - Class A (a)	51	513
Visa Inc. - Class A (c)	38	12,081
Voyager Acquisition Corp. (a)	18	182
Voyager Acquisition Corp. - Class A (a)	37	370
Wells Fargo & Company	22	1,544
Willow Lane Acquisition Corp. (a)	13	129
YHN Acquisition I Ltd (a)	19	191
Zalatoris Acquisition Corp. - Class A (a) (d)	13	140
		84,544
Communication Services 10.2%
Alphabet Inc. - Class A	88	16,581
Alphabet Inc. - Class C (c)	29	5,487
Comcast Corporation - Class A (c)	77	2,888
EchoStar Corporation - Class A (a)	8	186
Endeavor Group Holdings, Inc. - Class A	238	7,455
Former Charter Communications Parent, Inc. - Class A (a)	3	1,158
Frontier Communications Parent, Inc. (a)	44	1,513
Hellenic Telecommunications Organization S.A. - Class R	7	102
KT Corporation - ADR (c)	21	325
Meta Platforms, Inc. - Class A (c)	43	25,192
Netflix, Inc. (a) (c)	15	13,116
NEXON Co., Ltd.	35	515
Nintendo Co., Ltd.	17	971
Oi S.A. - Em Recuperacao Judicial - ADR (d)	9	1
The Interpublic Group of Companies, Inc.	20	558
TIM S.A	103	241
Trade Desk, Inc., The - Class A (a)	44	5,145
Vodacom Group	90	485
		81,919
Information Technology 7.6%
Altair Engineering Inc. - Class A (a)	12	1,316
Analog Devices, Inc.	12	2,581
Aspen Technology, Inc. (a)	13	3,261
Avaya Holdings Corp. (a)	29	179
Avaya Inc. (a)	2	12
Broadcom Inc.	2	489
CDW Corp. (c)	12	2,136
Clearwater Analytics Holdings, Inc. - Class A (a)	109	3,011
Hangzhou Changchuan Technology Co., Ltd. - Class A	29	178
HashiCorp, Inc. - Class A (a)	164	5,596
Intuit Inc. (c)	5	2,967
Juniper Networks, Inc.	58	2,155
nCino OpCo, Inc. (a)	144	4,835
NCR Voyix Corporation (a)	24	326
NXP Semiconductors N.V.	4	907
Oracle Corporation (c)	73	12,155
Quectel Wireless Solutions Co., Ltd. - Class A	46	427
Riverbed Holdings, Inc. (a) (d)	7	—
Salesforce, Inc. (c)	24	8,127
Shenzhen Topband Co., Ltd - Class A	365	680

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Smartsheet Inc. - Class A (a)	40	2,255
Taiwan Semiconductor Manufacturing Company Limited - ADR (c)	9	1,873
Taiwan Semiconductor Manufacturing Company Limited	22	717
Te Connectivity Public Limited Company	15	2,197
Wipro Limited - ADR (e)	202	715
Wipro Limited	159	558
Wuxi Nce Power Co., Ltd. - Class A	138	641
Zuora, Inc. - Class A (a)	76	752
		61,046
Consumer Discretionary 6.5%
Alibaba Group Holding Limited - ADR (c)	21	1,792
Amazon.com, Inc. (a) (c)	84	18,422
CarMax, Inc. (a)	13	1,068
Com7 Public Company Limited - NVDR	299	229
Compagnie Financiere Richemont SA	5	805
Delivery Hero SE (a) (b)	5	133
Everi Holdings Inc. (a)	96	1,292
Hangzhou GreatStar Industrial Co., Ltd. - Class A	206	910
Home Depot, Inc., The	7	2,685
Jarir Marketing Company	61	204
JD.com, Inc. - Class A - ADR (c)	14	478
Lojas Renner S/A.	89	174
Marriott International, Inc. - Class A	3	885
Mr Price Group	9	147
Pool Corporation	11	3,776
Prosus N.V. - Class N	25	984
Revelyst, Inc. (a)	24	462
Tesla Inc. (a) (c)	34	13,704
Under Armour, Inc. - Class A (a) (c)	209	1,733
Vail Resorts, Inc.	3	563
Vitamin Oldco Holdings, Inc. (a) (d)	3	—
Yum China Holdings, Inc.	28	1,364
		51,810
Health Care 4.5%
Amedisys, Inc. (a)	10	867
Bio-Rad Laboratories, Inc. - Class A (a)	1	429
Cooper Companies, Inc., The (a)	25	2,332
Doximity, Inc. - Class A (a) (c)	77	4,098
Eurofins Scientific SE	14	734
Genomma Lab Internacional, S.A.B. de C.V.	110	132
Hikma Pharmaceuticals Public Limited Company	15	387
Icon Public Limited Company (a)	3	538
Life Healthcare Group Holdings	179	155
Natco Pharma Limited	8	138
Novartis AG - ADR (c)	51	5,001
Novo Nordisk A/S - ADR (c)	46	3,919
Patterson Companies, Inc. (f)	1	19
PPHM, Inc. (a)	31	378
Regeneron Pharmaceuticals, Inc. (a) (c)	9	6,082
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	3	86
Vertex Pharmaceuticals Incorporated (a) (c)	21	8,441
WuXi AppTec Co., Ltd. - Class A	61	461
Zhejiang Jingxin Pharmaceutical Co., Ltd. - Class A	117	205
Zoetis Inc. - Class A	11	1,820
		36,222
Industrials 4.4%
Boeing Company, The (a) (c)	56	9,923
Contemporary Amperex Technology Co., Limited - Class A	32	1,175
Expeditors International of Washington, Inc. - Class A (c)	6	684
Ferguson Enterprises Inc.	6	1,042
Fortune Brands Innovations, Inc.	1	96
Ginlong Technologies Co., Ltd - Class A	10	88
Hongfa Technology Co., Ltd. - Class A	63	273
Hoshizaki Corporation (e)	2	98
Howmet Aerospace Inc.	4	467
Hoymiles Power Electronics Inc. - Class A	6	85
Hyundai Rotem Company	15	502
JetBlue Airways Corporation (a) (c)	—	4
KEPCO Plant Service & Engineering Co., Ltd.	13	379
Lennox International Inc.	5	3,285
LG Corp.	13	626
Localiza Rent A Car SA	200	1,040
Ningbo Deye Technology Co., Ltd. - Class A	11	132
Old Dominion Freight Line, Inc.	14	2,450
Safran	6	1,364
Samsung C&T Corporation	6	462
Sunwoda Electronic Co., Ltd. - Class A	209	638
Swire Pacific Limited - Class A	18	166
TransUnion	44	4,123
Uber Technologies, Inc. (a)	7	419
Verisk Analytics, Inc. (c)	11	3,026
Watts Water Technologies, Inc. - Class A	9	1,802
Westinghouse Air Brake Technologies Corporation	3	524
Yang Ming Marine Transport Corporation	95	220
		35,093
Consumer Staples 3.5%
American Beverage Co Ambev - ADR (c)	1,025	1,897
Angel Yeast Co., Ltd. - Class A	54	267
Celsius Holdings, Inc. (a)	82	2,169
Cencosud S.A.	51	112
Charoen Pokphand Foods Public Company Limited - NVDR	194	130
Chongqing Baiya Sanitary Products Co., Ltd. - Class A	115	378
CP ALL Public Company Limited - NVDR	416	678
GRUMA, S.A.B. de C.V. - Class B	11	166
Grupo Comercial Chedraui, S.A.B. de C.V. (e)	64	384
Heineken Holding N.V.	24	1,450
JBS S.A	56	328
JDE Peet's N.V.	52	887
Jeronimo Martins, SGPS, S.A.	22	422
Kellanova	82	6,638
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A	71	101
Lamb Weston Holdings, Inc.	30	2,002
Meridan Management Ltd - GDR (a) (b) (d)	38	—
Monster Beverage 1990 Corporation (a) (c)	159	8,352
Orion Incorporation	4	291
Pernod Ricard	5	580
Shiseido Company, Limited (e)	7	118
Thai Beverage Public Company Limited	1,127	450
		27,800
Materials 2.7%
Arcadium Lithium PLC (a)	188	966
Arch Resources, Inc. - Class A	9	1,242
Berry Global Group, Inc.	33	2,161
Chambal Fertilisers and Chemicals Limited	33	192
Chunbo Co., Ltd. (a)	4	107
Glencore PLC	215	950
Grupo Mexico, S.A.B. de C.V. - Class B	7	33
Holcim AG	27	2,607
ICL Group Ltd (e)	35	171
Indorama Ventures Public Company Limited - NVDR	804	587
International Flavors & Fragrances Inc.	22	1,885
MAC Copper Limited (a)	1	6
Mosaic Company, The (c)	7	173
Reynolds Group Holdings Limited	108	1,887
Saudi Arabian Fertilizer Company	5	136
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR (c)	15	538
Summit Materials, Inc. - Class A (a) (f)	41	2,073
Suzano SA	82	822
United States Steel Corporation (c)	98	3,333
UPL Limited	52	305
Yunnan Yuntianhua Co., Ltd. - Class A	293	893
Zhejiang NHU Company Ltd. - Class A	232	699
		21,766
Energy 2.5%
ChampionX Corporation	157	4,263
Gulfport Energy Operating Corporation (a)	3	486
Hess Corporation (c)	104	13,865
Kinder Morgan, Inc.	42	1,163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
McDermott International, Ltd. (a)	149	18
McDermott International, Ltd. (a)	52	4
McDermott International, Ltd. (a)	426	36
NOV Inc.	16	228
		20,063
Real Estate 0.2%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	92	91
Douglas Emmett, Inc.	35	657
Emaar Properties (P.J.S.C)	82	287
NEPI Rockcastle PLC (b)	22	160
Vornado Realty Trust	14	574
		1,769
Utilities 0.0%
PG&E Corporation	6	125
Total Common Stocks (cost $310,322)		422,157
CORPORATE BONDS AND NOTES 22.4%
Information Technology 7.0%
AMS-Osram AG
2.13%, 11/03/27, EUR (b) (g)	600	479
Applied Digital Corporation
2.75%, 06/01/30 (c) (g) (h)	48	51
Applied Optoelectronics, Inc.
2.75%, 01/15/30 (c) (g)	241	272
BigBear.ai Holdings, LLC
6.00%, 12/15/29 (c) (g) (h)	134	169
Bill Holdings, Inc.
0.00%, 04/01/30 (c) (g) (h) (i)	48	48
Bitdeer Technologies Group
8.50%, 08/15/29 (c) (g)	314	852
Blackline, Inc.
0.00%, 03/15/26 (c) (g) (i)	125	117
1.00%, 06/01/29 (c) (g) (h)	217	235
Cleanspark Inc.
0.00%, 06/15/30 (c) (g) (h) (i)	799	671
Cloudflare, Inc.
0.00%, 08/15/26 (c) (g) (i)	2,908	2,785
Confluent, Inc.
0.00%, 01/15/27 (c) (g) (i)	719	647
Datadog, Inc.
0.13%, 06/15/25 (c) (g)	1,371	2,126
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (c) (g) (i)	3,300	2,930
Dropbox, Inc.
0.00%, 03/01/26 (c) (g) (i)	784	775
Enphase Energy, Inc.
0.00%, 03/01/26 - 03/01/28 (c) (g) (i)	2,767	2,543
Five9, Inc.
0.50%, 06/01/25 (c) (g)	1,814	1,766
1.00%, 03/15/29 (c) (g) (h)	98	88
Guidewire Software, Inc.
1.25%, 03/15/25 (c) (g)	883	1,301
HubSpot, Inc.
0.38%, 06/01/25 (c) (g)	2,117	5,196
Indie Semiconductor, Inc.
3.50%, 12/15/29 (c) (g) (h)	73	76
Infinera Corporation
3.75%, 08/01/28 (g)	900	1,048
InterDigital, Inc.
3.50%, 06/01/27 (c) (g)	410	1,033
JAMF Holding Corp.
0.13%, 09/01/26 (c) (g)	931	845
MACOM Technology Solutions Holdings, Inc.
0.00%, 12/15/29 (c) (g) (h) (i)	73	73
Mara Holdings, Inc.
0.00%, 03/01/30 (c) (g) (h) (i)	749	645
2.13%, 09/01/31 (c) (g) (h)	49	52
Microchip Technology Incorporated
0.75%, 06/01/30 (c) (g) (h)	530	487
MicroStrategy Incorporated
0.63%, 03/15/30 (c) (g) (h)	122	255
2.25%, 06/15/32 (c) (g) (h)	519	855
Mitek Systems, Inc.
0.75%, 02/01/26 (c) (g)	1,257	1,187
MKS Instruments, Inc.
1.25%, 06/01/30 (c) (g) (h)	337	327
Nutanix, Inc.
0.50%, 12/15/29 (c) (g) (h)	49	49
Okta, Inc.
0.13%, 09/01/25 (c) (g)	1,656	1,594
Osi Systems, Inc.
2.25%, 08/01/29 (c) (g) (h)	758	817
Pagerduty, Inc.
1.50%, 10/15/28 (c) (g)	123	120
PAR Technology Corporation
2.88%, 04/15/26 (c) (g)	94	163
1.50%, 10/15/27 (c) (g)	49	57
Pegasystems Inc.
0.75%, 03/01/25 (c) (g)	3,824	3,763
Penguin Solutions, Inc.
2.00%, 02/01/29 - 08/15/30 (c) (g) (h)	2,295	2,392
Porch Group Inc
0.75%, 09/15/26 (c) (g) (h)	321	251
Progress Software Corporation
3.50%, 03/01/30 (c) (g) (h)	147	174
PROS Holdings, Inc.
2.25%, 09/15/27 (c) (g)	478	455
Q2 Holdings, Inc.
0.13%, 11/15/25 (c) (g)	917	901
0.75%, 06/01/26 (c) (g)	1,945	2,406
RingCentral, Inc.
0.00%, 03/01/25 - 03/15/26 (c) (g) (i)	1,861	1,762
Seagate HDD Cayman
3.50%, 06/01/28 (c) (g)	368	442
Shopify Inc.
0.13%, 11/01/25 (c) (g)	2,208	2,245
Snowflake Inc.
0.00%, 10/01/27 - 10/01/29 (c) (g) (h) (i)	1,031	1,215
Super Micro Computer, Inc.
0.00%, 03/01/29 (c) (g) (h) (i)	964	863
TeraWulf Inc.
2.75%, 02/01/30 (c) (g) (h)	49	48
Unity Software Inc.
0.00%, 11/15/26 (c) (g) (i)	966	879
Veeco Instruments Inc.
3.75%, 06/01/27 (c) (g)	352	687
2.88%, 06/01/29 (c) (g)	775	919
Verint Systems Inc.
0.25%, 04/15/26 (c) (g)	1,084	1,016
Viavi Solutions Inc.
1.63%, 03/15/26 (c) (g)	1,705	1,751
Vishay Intertechnology, Inc.
2.25%, 09/15/30 (c) (g)	966	866
Western Digital Corporation
3.00%, 11/15/28 (c) (g)	290	384
		56,153
Health Care 4.6%
Alphatec Holdings, Inc.
0.75%, 08/01/26 (c) (g)	564	531
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 (c) (g)	169	157
ANI Pharmaceuticals, Inc.
2.25%, 09/01/29 (c) (g) (h)	1,446	1,458
Coherus Biosciences, Inc.
1.50%, 04/15/26 (c) (g)	810	779
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (c) (g)	1,394	1,484
CONMED Corporation
2.25%, 06/15/27 (c) (g)	1,710	1,582
Cytokinetics, Incorporated
3.50%, 07/01/27 (c) (g)	456	544
DexCom, Inc.
0.25%, 11/15/25 (c) (g)	934	897
0.38%, 05/15/28 (c) (g)	291	260
Dynavax Technologies Corporation
2.50%, 05/15/26 (c) (g)	2,765	3,703

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Enovis Corporation
3.88%, 10/15/28 (c) (g)	293	310
Evolent Health, Inc.
1.50%, 10/15/25 (c) (g)	996	961
Exact Sciences Corporation
0.38%, 03/15/27 - 03/01/28 (c) (g)	965	885
2.00%, 03/01/30 (c) (g) (h)	49	50
Guardant Health, Inc.
0.00%, 11/15/27 (c) (g) (i)	335	281
Halozyme Therapeutics, Inc.
1.00%, 08/15/28 (c) (g)	956	1,033
Health Catalyst, Inc.
2.50%, 04/15/25 (c) (g)	1,534	1,511
Innoviva, Inc.
2.13%, 03/15/28 (c) (g)	1,737	1,615
Inotiv, Inc.
3.25%, 10/15/27 (c) (g)	722	252
Insulet Corporation
0.38%, 09/01/26 (c) (g)	1,515	1,912
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 (c) (g)	2,540	2,444
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28 (c) (g)	335	331
Jazz Investments I Limited
2.00%, 06/15/26 (c) (g)	1,100	1,113
3.13%, 09/15/30 (c) (g) (h)	1,087	1,169
Lantheus Holdings, Inc.
2.63%, 12/15/27 (c) (g)	797	1,062
Merit Medical Systems, Inc.
3.00%, 02/01/29 (c) (g) (h)	96	121
Mesa Laboratories, Inc.
1.38%, 08/15/25 (c) (g)	670	649
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (c) (g)	176	267
Neogenomics, Inc.
1.25%, 05/01/25 (c) (g)	1,187	1,161
OPKO Health, Inc.
3.75%, 01/15/29 (c) (g) (h)	635	878
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (c) (g)	957	924
Pharming Group N.V.
4.50%, 04/25/29, EUR (b) (g)	600	652
Repligen Corporation
1.00%, 12/15/28 (c) (g)	604	617
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 (c) (g) (h)	1,860	2,396
TransMedics Group, Inc.
1.50%, 06/01/28 (c) (g)	363	371
Travere Therapeutics, Inc.
2.50%, 09/15/25 (c) (g)	526	516
2.25%, 03/01/29 (c) (g)	49	46
Varex Imaging Corporation
4.00%, 06/01/25 (c) (g)	1,588	1,563
		36,485
Consumer Discretionary 3.7%
Cheesecake Factory Incorporated, The
0.38%, 06/15/26 (c) (g)	1,866	1,839
Chegg, Inc.
0.13%, 03/15/25 (c) (g)	793	763
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/26 (c) (g)	1,617	1,509
Delivery Hero SE
1.00%, 01/23/27, EUR (b) (g)	1,900	1,793
1.50%, 01/15/28, EUR (b) (g)	100	90
3.25%, 02/21/30, EUR (b) (g)	500	511
DK Crown Holdings Inc.
0.00%, 03/15/28 (c) (g) (i)	356	302
ETSY, Inc.
0.13%, 10/01/26 - 09/01/27 (c) (g)	192	172
0.25%, 06/15/28 (c) (g)	147	120
Everi Holdings Inc.
5.00%, 07/15/29 (h)	792	792
Expedia Group, Inc.
0.00%, 02/15/26 (c) (g) (i)	1,642	1,629
Fisker Group Inc.
0.00%, 09/15/26 (a) (c) (g) (h) (j)	2,160	—
Flight Centre Travel Group Limited
2.50%, 11/17/27, AUD (b) (g)	400	262
1.63%, 11/01/28, AUD (b) (g)	1,800	1,081
Gol Finance LLP
15.82%, 01/29/25 (c) (h) (k)	2,469	2,566
15.82%, 01/29/25 (h) (k)	2,025	2,104
Groupon, Inc.
6.25%, 03/15/27 (c) (g)	145	140
Guess ?, Inc.
3.75%, 04/15/28 (c) (g)	362	340
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (g)	800	798
0.63%, 02/09/28, EUR (b) (g)	100	93
LCI Industries
1.13%, 05/15/26 (c) (g)	2,804	2,751
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (c) (g) (i)	2,544	2,407
3.25%, 12/15/27 (c) (g)	578	540
McLaren Finance PLC
7.50%, 08/01/26 (h)	690	688
NCL Corporation Ltd.
1.13%, 02/15/27 (c) (g)	295	306
2.50%, 02/15/27 (c) (g)	383	401
PENN Entertainment, Inc.
2.75%, 05/15/26 (c) (g)	1,671	1,836
Pinduoduo (Shanghai) Network Technology Co., Ltd.
0.00%, 12/01/25 (c) (g) (i)	338	324
Realreal, Inc. , The
1.00%, 03/01/28 (c) (g)	145	112
Shift Technologies, Inc.
0.00%, 05/15/26 (a) (c) (g) (h) (j)	1,305	2
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	399	401
Wayfair Inc.
0.63%, 10/01/25 (g)	780	746
1.00%, 08/15/26 (c) (g)	1,372	1,262
1.00%, 08/15/26 (g)	57	52
3.50%, 11/15/28 (c) (g)	578	725
Winnebago Industries, Inc.
3.25%, 01/15/30 (c) (g) (h)	314	286
		29,743
Financials 2.3%
ABRA Global Finance
5.00%, 03/02/28 (c) (h) (l)	2,558	2,586
Affirm Holdings, Inc.
0.75%, 12/15/29 (c) (g) (h)	48	47
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (a) (h) (j)	236	2
AssuredPartners, Inc.
5.63%, 01/15/29 (h)	372	376
7.50%, 02/15/32 (h)	721	777
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 (c) (g)	24	23
Block, Inc.
0.13%, 03/01/25 (c) (g)	2,534	2,484
Capital Southwest Corporation
5.13%, 11/15/29 (c) (g)	99	97
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (m)	242	234
5.00%, (100, 12/01/27) (m)	33	32
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/25 (a) (h) (j)	200	4
Encore Capital Group, Inc.
3.25%, 10/01/25 (c) (g)	893	1,135
4.00%, 03/15/29 (c) (g)	1,558	1,565
EZCORP, Inc.
3.75%, 12/15/29 (c) (g) (h)	782	1,003
MoneyGram International, Inc.
9.00%, 06/01/30 (h)	268	259
Operadora de Servicios Mega SA de CV SOFOM ER.
0.00%, 02/11/25 (a) (h) (j)	200	93

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Ping An Insurance (Group) Company of China, Ltd.
0.88%, 07/22/29 (b) (g)	400	482
Repay Holdings Corporation
0.00%, 02/01/26 (c) (g) (h) (i)	1,776	1,648
2.88%, 07/15/29 (c) (g) (h)	147	138
Shift4 Payments, LLC
0.00%, 12/15/25 (c) (g) (i)	847	1,141
SoFi Technologies, Inc.
0.00%, 10/15/26 (c) (g) (h) (i)	856	892
1.25%, 03/15/29 (c) (g) (h)	122	218
Upstart Holdings, Inc.
2.00%, 10/01/29 (c) (g) (h)	920	1,415
1.00%, 11/15/30 (c) (g) (h)	343	333
WisdomTree, Inc.
3.25%, 08/15/29 (c) (g) (h)	1,492	1,621
		18,605
Communication Services 1.9%
Frontier Communications Holdings, LLC
5.88%, 11/01/29	468	465
6.00%, 01/15/30 (h)	720	718
Liberty Broadband Corporation
3.13%, 06/30/54 (c) (g) (h)	819	898
Liberty Media Corporation
4.00%, 11/15/29 (c) (g)	1,696	498
3.75%, 02/15/30 (c) (g)	3,184	915
2.38%, 09/30/53 (c) (g) (h)	604	819
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (c) (g) (h)	2,756	2,585
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (c) (g) (h)	48	42
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (h) (l)	102	91
8.50%, 12/31/28 (h) (l)	221	21
Sea Limited
2.38%, 12/01/25 (c) (g)	2,940	3,717
0.25%, 09/15/26 (c) (g)	489	443
Snap Inc.
0.75%, 08/01/26 (c) (g)	1,380	1,339
0.13%, 03/01/28 (c) (g)	169	138
0.50%, 05/01/30 (c) (g) (h)	773	656
TechTarget, Inc.
0.00%, 12/15/26 (g) (i)	2,149	2,127
		15,472
Industrials 1.6%
American Airlines Group Inc.
6.50%, 07/01/25 (c) (g)	1,472	1,724
Astronics Corporation
5.50%, 03/15/30 (c) (g) (h)	552	593
Bloom Energy Corporation
3.00%, 06/01/28 (c) (g)	1,679	2,340
3.00%, 06/01/29 (c) (g) (h)	245	322
CSG Systems International, Inc.
3.88%, 09/15/28 (c) (g)	491	494
Dayforce, Inc.
0.25%, 03/15/26 (c) (g)	1,205	1,157
Desktop Metal Operating, Inc.
6.00%, 05/15/27 (c) (g) (h)	63	53
Fluence Energy, Inc.
2.25%, 06/15/30 (c) (g) (h)	483	499
Lyft, Inc.
0.63%, 03/01/29 (c) (g) (h)	513	488
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (h)	580	580
Parsons Corporation
0.25%, 08/15/25 (c) (g)	845	1,738
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (c) (g)	1,859	2,250
Xometry, Inc.
1.00%, 02/01/27 (c) (g)	483	508
		12,746
Real Estate 0.5%
Federal Realty Investment Trust
3.25%, 01/15/29 (c) (g) (h)	311	314
Pebblebrook Hotel Trust
1.75%, 12/15/26 (c) (g)	1,764	1,639
Redfin Corporation
0.50%, 04/01/27 (c) (g)	966	741
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (g)	754	496
Summit Hotel Properties, Inc.
1.50%, 02/15/26 (c) (g)	986	956
Vornado Realty L.P.
3.50%, 01/15/25	125	125
2.15%, 06/01/26	112	107
		4,378
Energy 0.4%
Canacol Energy Ltd.
5.75%, 11/24/28 (b)	400	224
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (h)	214	218
Transocean Inc
4.63%, 09/30/29 (c) (g)	1,773	2,418
		2,860
Consumer Staples 0.3%
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (h)	131	125
MGPI Processing, Inc.
1.88%, 11/15/41 (c) (g)	1,109	1,022
The Chefs' Warehouse, Inc.
2.38%, 12/15/28 (c) (g)	654	838
		1,985
Materials 0.1%
Danimer Scientific, Inc.
3.25%, 12/15/26 (c) (g) (h)	672	3
Fortuna Mining Corp.
3.75%, 06/30/29 (c) (g) (h)	271	277
Silvercorp Metals Inc.
4.75%, 12/15/29 (c) (g) (h)	287	286
SSR Mining Inc.
2.50%, 04/01/39 (c) (g)	49	46
Unigel Luxembourg SA
0.00%, 10/01/26 (a) (b) (j)	400	81
		693
Utilities 0.0%
Evergy, Inc.
4.50%, 12/15/27 (c) (g)	49	53
Total Corporate Bonds And Notes (cost $180,525)		179,173
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.5%
AASET 2024-2 Ltd
Series 2024-B-2A, 6.61%, 09/16/31	246	243
Ace Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 4.73%, (1 Month Term SOFR + 0.39%), 07/25/36 (k) (n)	1,718	1,370
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,655
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,887
Apidos CLO XXIV
Series 2016-DR-24A, 10.68%, (3 Month Term SOFR + 6.06%), 10/21/30 (k)	500	502
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	191
Arbor Realty Commercial Real Estate Notes 2022-FL1
Series 2022-C-FL1, 6.90%, (SOFR 30-Day Average + 2.30%), 01/15/37 (k)	350	348
Argentina, Republic of
Series 2022-E-CRE6, 8.00%, (SOFR 30-Day Average + 3.40%), 01/21/37 (k)	330	323
Bain Capital Credit CLO 2019-3, Limited
Series 2019-ER-3A, 11.98%, (3 Month Term SOFR + 7.36%), 10/23/34 (k)	500	501

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 12.00%, (3 Month Term SOFR + 7.35%), 07/17/35 (k)	500	500
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	95
Bank5 2024-5YR10
Series 2024-D-5YR10, REMIC, 4.00%, 10/17/29	333	284
Bank5 2024-5YR9
Series 2024-D-5YR9, REMIC, 4.00%, 09/17/29	325	276
Barings CLO Ltd 2018-III
Series 2018-E-3A, 10.63%, (3 Month Term SOFR + 6.01%), 07/20/29 (k)	500	502
BBCMS Mortgage Trust 2024-5C27
Interest Only, Series 2024-XD-5C27, REMIC, 2.74%, 07/17/57 (k)	3,110	330
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 7.99%, (1 Month Term SOFR + 3.60%), 07/15/37 (k) (n)	470	399
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.77%, 07/17/28 (k)	377	290
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.75%, 12/15/62 (k)	16,044	445
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	332
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	336
BMO 2024-5C6 Mortgage Trust
Series 2024-D-5C6, REMIC, 4.50%, 09/17/57	330	290
BRSP Ltd
Series 2024-C-FL2, 7.91%, (1 Month Term SOFR + 3.54%), 02/19/30 (k)	317	316
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-E-FL7, 7.91%, (1 Month Term SOFR + 3.51%), 12/15/38 (k)	300	299
Business Jet Securities 2024-2, LLC
Series 2024-C-2A, 7.97%, 09/15/30	520	517
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (k)	252	224
BX Trust 2021-MFM1
Series 2021-D-VIEW, REMIC, 7.41%, (1 Month Term SOFR + 3.01%), 06/16/36 (k)	220	216
Canyon Capital CLO 2014-1 Ltd
Series 2014-DR-1A, 10.35%, (3 Month Term SOFR + 5.76%), 01/30/31 (k)	700	669
Canyon CLO 2020-1 Ltd
Series 2020-DR2-1A, 7.53%, 07/15/34 (k)	500	500
Carbon Capital VI Commercial Mortgage 2017-FL1 Tru
Series 2019-B-FL2, REMIC, 7.36%, (1 Month Term SOFR + 2.96%), 10/15/35 (k)	318	176
Carlyle Global Market Strategies CLO 2014-2-R, Ltd.
Series 2014-D-2RA, 10.14%, (3 Month Term SOFR + 5.61%), 05/15/31 (k)	1,000	997
Carlyle US CLO 2020-2 LTD
Series 2020-DR-2A, 11.59%, (3 Month Term SOFR + 6.96%), 01/25/35 (k)	1,500	1,506
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 11/25/44	4,100	3,719
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/25 (n)	982	312
Cent Clo 17 Limited
Series DR-C17A, 10.85%, (3 Month Term SOFR + 6.26%), 04/30/31 (k)	500	499
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 0.93%, 11/18/52 (k)	3,080	107
Chenango Park CLO, Ltd.
Series 2018-D-1A, 10.72%, (3 Month Term SOFR + 6.06%), 04/15/30 (k)	1,000	989
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	966	478
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 0.00%, (3 Month Term SOFR + 2.75%), 01/15/38 (k)	500	500
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.40%, 03/10/51 (k)	2,522	95
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (k)	500	384
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (d) (k)	1,000	48
Clover CLO 2021-3 LLC
Series 2021-DR-3A, 0.00%, (3 Month Term SOFR + 0.00%), 01/25/35 (k)	500	500
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,394
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.87%, (1 Month Term SOFR + 2.47%), 09/15/33 (k)	1,000	202
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.63%, 11/18/25 (k)	344	323
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-C-C16, REMIC, 4.24%, 06/15/29 (k)	350	307
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.64%, 10/10/31 (k)	338	271
CSMC Trust 2017-PFHP
Series 2017-A-PFHP, REMIC, 5.39%, (1 Month Term SOFR + 1.00%), 12/15/30 (k)	340	329
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	244
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 10.54%, (3 Month Term SOFR + 6.01%), 08/15/31 (h) (k)	500	470
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (k)	143	140
Elmwood CLO IX Ltd
Series 2021-E-2A, 10.83%, (3 Month Term SOFR + 6.21%), 07/20/34 (k)	500	502
Five 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.30%, 02/11/28 (k)	417	374
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-D-FL3, 7.01%, (1 Month Term SOFR + 2.61%), 11/18/36 (k)	330	327
FS Rialto 2024-FL9 Issuer, LLC
Series 2024-D-FL9, 8.31%, (1 Month Term SOFR + 3.94%), 10/19/39 (k)	300	300
Great Wolf Trust 2024-WOLF
Series 2024-E-WOLF, REMIC, 8.04%, (1 Month Term SOFR + 3.64%), 03/16/26 (k)	500	504
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-H-ARDN, REMIC, 10.44%, (1 Month Term SOFR + 6.05%), 11/17/36 (k)	500	494
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.44%, 11/13/47 (k)	346	203
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.34%, 02/12/48 (k)	800	776
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	749
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.41%, 12/17/54 (k)	3,608	255
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,565	890
H.I.G. RCP 2023-FL1, LLC
Series 2023-B-FL1, 7.98%, (1 Month Term SOFR + 3.50%), 09/21/38 (k)	400	404
HGI CRE CLO 2021-FL1, Ltd.
Series 2021-D-FL1, 6.83%, (1 Month Term SOFR + 2.46%), 06/19/36 (k)	350	348

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
HPS Loan Management 2013-2, Ltd.
Series 2013-DR-2A, 11.48%, (3 Month Term SOFR + 6.86%), 10/22/29 (k)	1,000	1,000
HPS Loan Management 4-2014, Ltd.
Series 13A-E-18, 10.42%, (3 Month Term SOFR + 5.76%), 10/15/30 (k)	900	900
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/06/32	83	79
Series 2019-D-UES, REMIC, 4.45%, 05/06/32 (k)	85	80
Series 2019-E-UES, REMIC, 4.45%, 05/06/32 (k)	99	93
Series 2019-F-UES, REMIC, 4.45%, 05/06/32 (k)	104	94
Series 2019-G-UES, REMIC, 4.45%, 05/06/32 (k)	114	95
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (k)	347	2
Series 2019-G-MFP, REMIC, 8.49%, (1 Month Term SOFR + 4.10%), 07/15/36 (k)	347	335
Jol Air Limited
Series 2019-B-1, 4.95%, 04/15/26	341	333
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-E-C23, REMIC, 3.36%, 09/17/47 (k)	425	324
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.73%, 11/18/47 (k)	1,449	1
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.09%, 11/18/48 (k)	18,304	53
LCM XVII Limited Partnership
Series ER-17A, 10.92%, (3 Month Term SOFR + 6.26%), 10/15/31 (k)	500	405
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 4.95%, (1 Month Term SOFR + 0.61%), 09/25/36 (k)	669	247
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 2.24%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (k)	10,870	680
Series 2007-2A1-2, REMIC, 4.76%, (1 Month Term SOFR + 0.42%), 03/25/37 (k)	10,788	2,059
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 10.69%, (3 Month Term SOFR + 6.06%), 10/22/30 (k)	500	499
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 11.13%, (3 Month Term SOFR + 6.51%), 04/19/33 (k)	1,000	1,002
Madison Park Funding XXII Ltd
Series 2016-ER-22A, 11.62%, (3 Month Term SOFR + 6.96%), 01/15/33 (k)	500	501
MAPS 2021-1 Trust
Series 2021-C-1A, 5.44%, 06/15/28	26	26
Marble Point CLO XII Ltd.
Series 2018-D-1A, 7.91%, (3 Month Term SOFR + 3.26%), 07/16/31 (k)	500	501
Mariner Finance Issuance Trust 2024-B
Series 2024-A-BA, 4.91%, 10/21/30	250	246
MetroNet Infrastructure Issuer LLC
Series 2023-B-1A, 8.01%, 02/20/28	500	517
MF1 2023-FL12 LLC
Series 2023-D-FL12, 9.88%, (1 Month Term SOFR + 5.27%), 10/19/28 (k)	350	352
MF1 2024-FL14 LLC
Series 2024-D-FL14, REMIC, 9.20%, (1 Month Term SOFR + 4.84%), 03/19/39 (k)	300	302
Series 2024-E-FL14, REMIC, 10.65%, (1 Month Term SOFR + 6.29%), 03/19/39 (k)	400	404
MF1 2024-FL15 LLC
Series 2024-D-FL15, 8.40%, (1 Month Term SOFR + 4.04%), 08/18/41 (k)	350	352
Milos CLO, Ltd.
Series 2017-ER-1A, 11.03%, (3 Month Term SOFR + 6.41%), 10/21/30 (k)	500	500
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.43%, 08/17/49 (k)	14,412	242
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 0.64%, (1 Month Term SOFR + 0.29%), 10/25/36 (k) (n)	4,103	1,184
Myers Park CLO, Ltd.
Series 2018-E-1A, 10.38%, (3 Month Term SOFR + 5.76%), 10/21/30 (k)	1,000	1,001
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 10.91%, (3 Month Term SOFR + 6.26%), 10/16/34 (k)	500	502
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 0.34%, (1 Month Term SOFR + 0.65%), 02/25/36 (k) (n)	6,735	808
Octagon 57, Ltd.
Series 2021-E-1A, 11.52%, (3 Month Term SOFR + 6.86%), 10/16/34 (k)	1,500	1,504
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 11.88%, (3 Month Term SOFR + 7.26%), 01/20/35 (k)	1,000	984
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 10.66%, (3 Month Term SOFR + 6.01%), 07/17/30 (k)	500	473
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (h) (k)	1,500	6
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29 (i)	750	24
Pagaya AI Debt Trust 2022-2
Series 2022-AB-2, 5.72%, 01/15/30 (k)	154	154
PFP 2024-11 Ltd
Series 2024-C-11, 8.33%, (1 Month Term SOFR + 3.50%), 09/19/39 (k)	293	294
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.17%, 08/25/26 (k)	2,000	1,996
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,925
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-D-FL6, 6.85%, (1 Month Term SOFR + 2.51%), 07/25/36 (k)	300	299
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-E-FL7, 7.85%, (1 Month Term SOFR + 3.51%), 11/25/36 (k)	300	297
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-C-FL10, 8.59%, (1 Month Term SOFR + 4.25%), 07/25/27 (k)	300	301
Rockland Park Limited
Series 2021-E-1A, 11.13%, (3 Month Term SOFR + 6.51%), 04/20/34 (k)	500	503
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 12/25/61 (k)	4,191	2,834
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53 (i)	—	970
Sofi Professional Loan Program 2016-F LLC
Series 2016-R-F, 0.00%, 02/27/40 (d) (k)	100	170
SoFi Professional Loan Program 2018-A LLC
Series 2018-R1-A, 0.00%, 02/25/42 (d) (h) (i)	21	159
Series 2018-R2-A, 0.00%, 02/25/42 (d) (i)	6	47
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (d) (i)	50	395
Sound Point CLO 37, Ltd.
Series 2019-ER-2A, 11.39%, (3 Month Term SOFR + 6.73%), 07/17/34 (k)	500	450
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 11.59%, (3 Month Term SOFR + 6.96%), 10/25/34 (k)	500	447
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 01/28/50 (k)	1,200	1,114
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 3.96%, 08/25/56 (k)	3,767	2,905

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 5.39%, 01/25/35 (k)	1,002	908
STWD 2021-FL2, Ltd.
Series 2021-B-FL2, 6.31%, (1 Month Term SOFR + 1.91%), 04/16/38 (k) (n)	100	99
Series 2021-C-FL2, 6.61%, (1 Month Term SOFR + 2.21%), 04/16/38 (k) (n)	300	296
Sunbird Engine Finance Limited
Series 2020-C-1A, 6.78%, 02/15/27 (n)	269	250
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 11.11%, (3 Month Term SOFR + 6.48%), 10/22/31 (k)	500	472
THL Credit Wind River 2018-3 CLO Ltd.
Series 2018-D-3A, 7.83%, (3 Month Term SOFR + 3.21%), 01/21/31 (k)	1,000	1,002
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,950
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29 (i)	1,500	524
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	500	492
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	172	145
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	100	84
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	220	179
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (k)	337	284
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (k)	194	168
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (k)	293	229
VOLT XCII, LLC
Series 2021-A2-NPL1, 4.95%, 02/27/51 (n)	2,101	2,092
Voya CLO Ltd
Series 2019-E-2A, 11.48%, (3 Month Term SOFR + 6.86%), 07/20/32 (k)	500	502
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	421
Series 2016-C-C34, REMIC, 5.05%, 04/17/26 (k)	838	789
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.67%, 11/18/25 (k)	293	268
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	385
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 4.96%, 08/17/28 (k)	800	690
Wells Fargo Commercial Mortgage Trust 2019-JWDR
Series 2019-F-JWDR, REMIC, 4.56%, 09/18/26 (k)	210	204
Wells Fargo Commercial Mortgage Trust 2024-C63
Interest Only, Series 2024-XD-C63, REMIC, 2.30%, 08/17/57 (k)	1,840	301
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	53	50
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (h) (n)	627	616
Wind River 2018-2 CLO Ltd.
Series 2018-E-2A, 10.67%, (3 Month Term SOFR + 6.01%), 07/15/30 (k)	500	498
Total Non-U.S. Government Agency Asset-Backed Securities (cost $111,095)		91,824
GOVERNMENT AND AGENCY OBLIGATIONS 5.0%
Collateralized Mortgage Obligations 3.5%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 10.57%, (SOFR 30-Day Average + 6.00%), 12/26/41 (k)	1,250	1,315
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 14.42%, (SOFR 30-Day Average + 9.85%), 03/25/42 (k)	1,000	1,139
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (k)	398	355
Interest Only, Series SG-3972, REMIC, 1.19%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (k)	2,838	242
Series MS-4096, REMIC, 0.00%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (k)	129	66
Series SB-4118, REMIC, 0.00%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (k)	77	35
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (k)	92	39
Series ST-4666, REMIC, 0.00%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (k)	119	56
Interest Only, Series HI-5023, REMIC, 3.00%, 10/25/50	2,415	412
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	3,209	536
Interest Only, Series CI-5293, REMIC, 2.50%, 04/25/51	5,686	903
Interest Only, Series IN-5180, REMIC, 3.00%, 07/25/51	2,085	414
Interest Only, Series PI-5133, REMIC, 3.00%, 08/25/51	3,670	591
Federal National Mortgage Association, Inc.
Interest Only, Series C7-427, 2.50%, 08/25/35	7,549	616
Series 2012-GS-125, REMIC, 0.00%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (k)	811	441
Interest Only, Series 2018-SA-54, REMIC, 1.57%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (k)	2,192	180
Interest Only, Series 2020-AS-54, REMIC, 1.47%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (k)	2,076	230
Interest Only, Series 2020-SA-74, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (k)	5,215	201
Interest Only, Series 2020-SA-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (k)	6,908	269
Interest Only, Series 2020-SB-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (k)	4,944	193
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (k)	6,930	191
Interest Only, Series 2020-HI-96, REMIC, 3.00%, 01/25/51	2,371	414
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	4,189	549
Interest Only, Series 2021-LI-66, REMIC, 2.50%, 10/25/51	3,588	594
Interest Only, Series 2021-MI-74, REMIC, 2.50%, 11/25/51	3,578	421
Interest Only, Series 2023-IO-59, REMIC, 2.50%, 12/25/51	5,401	608
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.00%, 01/20/42 (k)	3,456	103
Interest Only, Series 2019-IH-90, REMIC, 3.00%, 05/20/48	3,805	572
Interest Only, Series 2018-HS-97, REMIC, 1.72%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (k)	173	19
Interest Only, Series 2018-SD-91, REMIC, 1.72%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (k)	1,376	137
Interest Only, Series 2018-SA-111, REMIC, 0.07%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (k)	2,154	76
Interest Only, Series 2018-SH-105, REMIC, 1.77%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (k)	1,331	136
Interest Only, Series 2018-SK-124, REMIC, 1.72%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (k)	1,633	169
Interest Only, Series 2018-SA-166, REMIC, 1.67%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (k)	1,530	150
Interest Only, Series 2019-SH-92, REMIC, 1.62%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (k)	1,424	146

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Interest Only, Series 2020-SC-115, REMIC, 0.00%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (k)	3,814	125
Interest Only, Series 2020-BS-112, REMIC, 1.77%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (k)	3,051	365
Interest Only, Series 2020-SD-142, REMIC, 1.82%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (k)	2,493	323
Interest Only, Series 2020-SH-146, REMIC, 1.82%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (k)	2,312	302
Interest Only, Series 2020-TI-151, REMIC, 2.50%, 10/20/50	4,128	611
Interest Only, Series 2020-MI-154, REMIC, 3.00%, 10/20/50	3,646	617
Interest Only, Series 2020-SD-167, REMIC, 1.82%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (k)	2,433	303
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	5,116	740
Interest Only, Series 2020-SU-189, REMIC, 1.82%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (k)	2,233	281
Interest Only, Series 2020-BI-188, REMIC, 2.50%, 12/20/50	4,437	647
Interest Only, Series 2020-UH-191, REMIC, 3.50%, 12/20/50	3,380	658
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (k)	8,593	75
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (k)	5,884	92
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (k)	3,365	81
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	3,771	470
Interest Only, Series 2021-BI-149, REMIC, 3.00%, 08/20/51	3,744	592
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (k)	4,980	133
Interest Only, Series 2021-BI-160, REMIC, 3.00%, 09/20/51	3,863	652
Interest Only, Series 2021-IA-159, REMIC, 3.00%, 09/20/51	3,766	596
Interest Only, Series 2021-VI-161, REMIC, 3.00%, 09/20/51	5,015	683
Interest Only, Series 2024-KI-48, REMIC, 2.50%, 10/20/51	4,174	605
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (k)	13,821	94
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	4,509	663
Interest Only, Series 2023-GI-19, REMIC, 3.00%, 11/20/51	3,912	599
Interest Only, Series 2021-IB-197, REMIC, 3.50%, 11/20/51	3,863	732
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (k)	8,366	173
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (k)	7,828	121
Interest Only, Series 2022-IO-137, REMIC, 3.00%, 01/20/52	4,170	611
Interest Only, Series 2024-CI-79, REMIC, 3.50%, 02/20/52	3,690	613
Interest Only, Series 2020-HI-H11, REMIC, 1.85%, 06/19/70 (k)	5,280	423
Interest Only, Series 2020-AI-H18, REMIC, 1.98%, 09/20/70 (k)	5,360	427
Interest Only, Series 2020-BI-H19, REMIC, 1.24%, 11/20/70 (k)	4,469	419
Interest Only, Series 2021-QI-H08, REMIC, 0.03%, 05/20/71 (k)	20,939	607
Interest Only, Series 2021-AI-H19, REMIC, 0.39%, 11/20/71 (k)	7,527	495
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Interest Only, Series 2022-IO-207, REMIC, 3.00%, 08/20/51	5,445	894
		28,340
Commercial Mortgage-Backed Securities 0.6%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.76%, 12/25/27 (k)	9,101	91
Interest Only, Series 2019-X-M5, REMIC, 0.48%, 02/25/29 (k)	11,859	185
Interest Only, Series 2019-X-M7, REMIC, 0.33%, 05/25/29 (k)	8,916	109
Interest Only, Series 2019-X-M12, REMIC, 0.56%, 06/25/29 (k)	7,837	137
Interest Only, Series 2019-X-M25, REMIC, 0.13%, 11/25/29 (k)	25,658	139
Interest Only, Series 2022-X2-M4, REMIC, 0.18%, 05/25/30 (k)	34,805	281
Interest Only, Series 2020-X2-M13, REMIC, 1.23%, 09/25/30 (k)	3,419	142
Interest Only, Series 2019-X2-M21, REMIC, 1.28%, 02/25/31 (k)	3,429	167
Interest Only, Series 2019-2XA-M24, REMIC, 1.14%, 03/25/31 (k)	3,589	185
Interest Only, Series 2021-X1-M23, REMIC, 0.57%, 11/25/31 (k)	12,079	194
Interest Only, Series 2020-X4-M10, REMIC, 0.88%, 07/25/32 (k)	11,792	405
Freddie Mac Multifamily Securities 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 10.58%, (SOFR 30-Day Average + 5.91%), 11/25/28 (k)	246	233
Government National Mortgage Association
Interest Only, Series 2020-IO-14, REMIC, 0.59%, 02/16/62 (k)	26,954	1,123
Interest Only, Series 2020-IA-168, REMIC, 0.98%, 12/16/62 (k)	4,647	322
Interest Only, Series 2021-IO-94, REMIC, 0.83%, 02/16/63 (k)	6,818	427
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (k)	4,541	231
Interest Only, Series 2023-IO-179, REMIC, 0.61%, 09/16/63 (k)	9,855	422
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (k)	7,458	425
		5,218
Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,429	1,371
3.40%, 03/01/30	1,472	1,379
3.24%, 01/01/33	1,105	995
		3,745
U.S. Treasury Note 0.4%
Treasury, United States Department of
4.00%, 10/31/29 (c)	2,950	2,901
Total Government And Agency Obligations (cost $49,327)		40,204
SENIOR FLOATING RATE INSTRUMENTS 1.0%
Industrials 0.3%
Air Comm Corporation, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.00%), 11/21/31 (k) (o)	4	4
2024 Term Loan, 7.40%, (SOFR + 3.00%), 11/21/31 (k)	51	51
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.42%, (1 Month Term SOFR + 3.75%), 05/04/28 (k)	95	95
AllSpring Buyer LLC
Term Loan B, 8.14%, (3 Month Term SOFR + 3.25%), 04/21/28 (k)	95	95
Constant Contact Inc
Second Lien Term Loan, 12.42%, (3 Month Term SOFR + 7.50%), 02/10/29 (k)	360	289
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Cube Industrials Buyer Inc
2024 Term Loan, 8.13%, (SOFR + 3.50%), 10/09/31 (k)	95	95
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 8.35%, (3 Month Term SOFR + 3.75%), 03/05/27 (k)	100	97
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 8.44%, (SOFR + 3.75%), 03/31/28 (k)	95	96
Edelman Financial Center, LLC
2024 Term Loan, 7.35%, (SOFR + 3.00%), 04/07/28 (k)	50	50
2024 2nd Lien Term Loan, 9.82%, (SOFR + 5.25%), 10/23/28 (k)	50	50
Fertitta Entertainment, LLC
2022 Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 01/13/29 (k) (l)	95	95
Focus Financial Partners, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.25%), 09/10/31 (k) (o)	9	9
2024 Term Loan B8, 0.00%, (SOFR + 3.25%), 09/10/31 (k) (o)	86	87
Garda World Security Corporation
2024 Term Loan B, 7.90%, (SOFR + 3.50%), 02/01/29 (k)	100	100
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.82%, (SOFR + 3.25%), 01/25/29 (k)	100	100
LBM Acquisition LLC
2024 Incremental Term Loan B, 0.00%, (SOFR + 3.75%), 06/06/31 (k) (o)	105	104
PUG LLC
2024 Extended Term Loan B, 9.32%, (3 Month Term SOFR + 4.75%), 03/12/30 (k)	95	95
Titan Acquisition Limited
2024 Term Loan B, 0.00%, (6 Month Term SOFR + 5.00%), 02/01/29 (k) (o)	15	15
2024 Term Loan B, 9.07%, (6 Month Term SOFR + 4.50%), 02/01/29 (k)	95	95
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 12.85%, (3 Month Term SOFR + 8.00%), 02/28/25 (k) (l)	350	327
Veritiv Corporation
Term Loan B, 0.00%, (SOFR + 4.50%), 11/30/30 (k) (o)	15	15
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.02%, (3 Month Term SOFR + 4.50%), 05/07/29 (k)	95	96
White Cap Buyer LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 10/19/29 (k) (o)	100	100
		2,160
Health Care 0.3%
ADMI Corp.
2021 Incremental Term Loan B3, 8.44%, (SOFR + 3.75%), 12/23/27 (k)	100	98
Aveanna Healthcare, LLC
2021 Term Loan B, 8.36%, (SOFR + 3.75%), 07/17/28 (k)	100	99
Bausch & Lomb Corporation
Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 05/05/27 (k)	1,631	1,635
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 0.00%, (SOFR + 3.75%), 05/16/31 (k) (o)	100	100
Radiology Partners Inc
2024 Extended Term Loan B, 8.28%, (3 Month Term SOFR + 3.50%), 01/31/29 (k)	100	99
Team Health Holdings, Inc.
2022 Term Loan B, 9.82%, (1 Month Term SOFR + 5.25%), 03/02/27 (k)	—	—
2022 Term Loan B, 9.84%, (3 Month Term SOFR + 5.25%), 03/02/27 (k) (l)	55	53
		2,084
Financials 0.1%
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.11%, (SOFR + 2.75%), 09/12/31 (k)	100	100
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.40%, (SOFR + 3.00%), 05/10/31 (k)	9	9
2024 Term Loan B4, 7.57%, (3 Month Term SOFR + 3.00%), 05/10/31 (k)	86	86
Chamberlain Group Inc
Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 10/22/28 (k) (o)	95	95
Cotiviti Corporation
2024 Term Loan, 7.30%, (SOFR + 2.75%), 02/21/31 (k)	95	95
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 06/27/31 (k)	50	47
OneDigital Borrower LLC
2024 Term Loan, 7.82%, (1 Month Term SOFR + 3.25%), 06/12/31 (k)	100	100
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.59%, (1 Month Term SOFR + 3.00%), 02/16/28 (k)	95	95
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, (Fixed + 4.61%), 10/15/38 (k)	145	143
		770
Information Technology 0.1%
Ascend Learning, LLC
2021 Term Loan, 8.17%, (SOFR + 3.50%), 11/18/28 (k)	95	95
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 13.74%, (3 Month Term SOFR + 8.88%), 10/22/29 (k)	405	17
Boxer Parent Company Inc.
2024 USD Term Loan B, 8.34%, (3 Month Term SOFR + 3.75%), 07/03/31 (k)	50	50
2024 2nd Lien Term Loan, 10.34%, (3 Month Term SOFR + 5.75%), 07/06/32 (k)	55	54
Central Parent Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 07/06/29 (k) (o)	110	108
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.44%, (SOFR + 3.75%), 09/08/26 (k)	32	28
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (d) (j) (k)	45	1
Gainwell Acquisition Corp.
Term Loan B, 8.70%, (3 Month Term SOFR + 4.00%), 08/17/27 (k)	100	96
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.82%, (SOFR + 3.25%), 06/05/31 (k)	50	50
2024 2nd Lien Term Loan, 0.00%, (SOFR + 5.25%), 06/07/32 (k) (o)	5	5
2024 2nd Lien Term Loan, 9.82%, (SOFR + 5.25%), 06/07/32 (k)	50	49
Polaris Newco LLC
USD Term Loan B, 8.85%, (3 Month Term SOFR + 4.00%), 06/03/28 (k)	100	100
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.85%, (3 Month Term SOFR + 4.00%), 04/24/28 (k)	32	32
		685
Energy 0.1%
Lealand Finance Company B.V.
2020 Take Back Term Loan, 8.47%, (SOFR + 4.00%), 06/30/25 (k) (l)	442	171
2020 Senior Letter Of Credit, 0.00%, (LIBOR + 3.00%), 06/30/27 (d) (k) (o)	197	110
2020 Make Whole Term Loan, 7.47%, (SOFR + 3.00%), 06/30/27 (d) (k)	7	4
2020 Letter Of Credit, 8.66%, (LIBOR + 4.75%), 06/30/27 (d) (k)	381	248

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Lealand Reficar
Term Loan, 12.17%, 06/30/27 (d) (k)	4	3
		536
Communication Services 0.1%
Avaya, Inc.
2023 Exit Term Loan, 12.07%, (1 Month Term SOFR + 7.50%), 08/01/28 (k)	307	259
DirecTV Financing, LLC
2024 Term Loan, 10.10%, (1 Month Term SOFR + 5.25%), 08/02/29 (k)	55	54
Great Outdoors Group, LLC
2021 Term Loan B2, 8.44%, (SOFR + 3.75%), 02/26/28 (k)	95	95
NEP Group, Inc.
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 08/19/26 (k) (o)	40	36
2023 Term Loan B, 9.62%, (SOFR + 3.25%), 08/19/26 (k)	15	14
Univision Communications Inc.
2022 First Lien Term Loan B, 8.85%, (3 Month Term SOFR + 4.25%), 06/10/29 (k)	50	50
		508
Consumer Staples 0.0%
Aspire Bakeries Holdings LLC
Term Loan, 8.82%, (1 Month Term SOFR + 4.25%), 12/16/30 (k)	5	5
CHG PPC Parent LLC
2021 Term Loan, 7.69%, (SOFR + 3.00%), 11/17/28 (k)	95	95
Eagle Parent Corp.
2022 Term Loan B, 8.85%, (3 Month Term SOFR + 4.25%), 03/17/29 (k)	100	98
Golden State Food LLC
Term Loan B, 0.00%, (SOFR + 4.25%), 10/07/31 (k) (o)	50	50
Triton Water Holdings, Inc
Term Loan, 8.12%, (3 Month Term SOFR + 3.25%), 03/16/28 (k)	95	96
		344
Materials 0.0%
Hexion Holdings Corporation
2024 Term Loan B, 0.00%, (SOFR + 4.00%), 03/15/29 (k) (o)	95	95
2024 Term Loan B, 8.45%, (SOFR + 4.00%), 03/15/29 (k)	15	15
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.92%, (SOFR + 4.25%), 03/09/29 (k)	100	100
Natgasoline LLC
Term Loan B, 9.02%, (SOFR + 3.50%), 10/31/25 (k)	25	25
Staples, Inc.
2024 Term Loan B, 10.18%, (SOFR + 5.75%), 08/22/29 (k)	25	24
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 9.11%, (3 Month Term SOFR + 4.75%), 10/26/26 (k)	50	49
		308
Consumer Discretionary 0.0%
DexKo Global Inc.
2021 USD Term Loan B, 8.62%, (3 Month Term SOFR + 3.75%), 09/24/28 (k) (l)	25	24
EG FinCo LTD
Term Loan, 0.00%, (SOFR + 4.25%), 02/07/28 (k) (o)	15	15
EG Group Limited
2023 USD Tranche C Term Loan B, 0.00%, (SOFR + 5.50%), 02/07/28 (k) (o)	50	50
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 7.09%, (1 Month Term SOFR + 2.75%), 03/21/31 (k)	95	95
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.25%), 01/30/31 (k)	58	58
2024 1st Lien Term Loan B, 7.85%, (SOFR + 3.25%), 01/30/31 (k)	35	35
		277
Utilities 0.0%
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (k)	55	55
Total Senior Floating Rate Instruments (cost $8,683)		7,727
OTHER EQUITY INTERESTS 0.3%
Acropolis Infrastructure Acquisition Corp. (a) (d) (p)	17	—
Altaba Inc. (a) (d) (p)	2,007	2,820
Amyris, Inc. (a) (d) (g) (p)	2,856	—
Pershing Square Tontine Holdings, Ltd. (a) (d) (p)	31	—
Total Other Equity Interests (cost $4,368)		2,820
WARRANTS 0.0%
Agriculture & Natural Solutions Acquisition Corp. (a)	39	11
Alchemy Investments Acquisition Corp 1 (a)	9	1
Altenergy Acquisition Corp. (a) (d)	3	—
Arogo Capital Acquisition Corporation (a)	10	—
Bukit Jalil Global Acquisition 1 Ltd (a)	3	—
Capri Listco (a) (d)	31	—
Cartesian Growth Corporation II (a)	3	—
Cero Therapeutics Holdings, Inc. (a)	3	—
Danimer Scientific, Inc. (a) (c)	57	2
Electriq Power Holdings, Inc. (a) (d)	4	—
EVe Mobility Acquisition Corp (a) (d)	4	—
Evergreen Corp. (a)	10	—
Freightos Ltd (a)	3	—
GCM Grosvenor Inc. (a)	40	50
Getaround Operating, Inc. (a)	1	—
Goal Acquisitions Corp. (a)	45	—
Grove Collaborative Holdings, Inc. (a)	4	—
iLearningEngines, Inc. (a)	14	—
Iron Horse Acquisitions Corp. (a)	11	—
Israel Acquisitions Corp. (a)	15	1
Jaws Mustang Acquisition Corp. (a)	12	—
Keen Vision Acquisition Corporation (a)	27	1
KLDiscovery Ontrack, LLC (a)	35	—
Maxeon Solar Technologies, Ltd. (a) (d)	81	—
Nabors Energy Transition Corp. (a)	9	1
Northern Star Investment Corp. IV (a) (d)	1	—
Papaya Growth Opportunity Corp. I (a)	4	—
Psyence Biomedical Ltd. (a)	4	—
Pyrophyte Acquisition Corp. (a)	4	—
Q-Si Operations Inc. (a)	13	17
Ross Acquisition Corp. II (a) (d)	1	—
Slam Corp. (a)	3	—
Spark I Acquisition Corp. (a)	10	1
Spring Valley Acquisition Corp. II (a)	2	—
Target Global Acquisition I Corp. (a)	6	—
Tevogen Bio Holdings Inc. (a)	4	—
Volato Group, Inc. (a)	8	—
Zapp Electric Vehicles Group Limited (a)	7	—
Zeo Energy Corp. (a)	3	—
Total Warrants (cost $214)		85
PREFERRED STOCKS 0.0%
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00%, (100, 2/9/2025) (a) (d) (g) (h) (l) (m)	—	4
McDermott International, Ltd. (a) (d)	—	59
Total Preferred Stocks (cost $5)		63
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	2	4
Aimei Health Technology Co., Ltd. (a)	15	2
Akouos, Inc. (a) (d)	14	7
AmpliTech Group, Inc. (a)	13	1
Bristol-Myers Squibb Company (a) (d)	25	19
Bukit Jalil Global Acquisition 1 Ltd (a)	6	1
DT Cloud Acquisition Corp. (a)	8	1
ESH Acquisition Corp. (a)	16	1
Global Lights Acquisition Corp. (a)	8	1
Golden Star Acquisition Corporation (a)	10	3
Inhibrx, Inc. (a) (d)	11	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Iron Horse Acquisitions Corp. (a)	11	3
Mars Acquisition Corp. (a)	—	—
Pershing Square SPARC Holdings, Ltd. (a) (d)	7	2
Quetta Acquisition Corporation (a)	2	2
Spring Valley Acquisition Corp. II (a)	4	—
Total Rights (cost $108)		55
SHORT TERM INVESTMENTS 20.5%
Investment Companies 16.6%
JNL Government Money Market Fund - Class I, 4.36% (q) (r)	133,011	133,011
U.S. Treasury Bill 3.8%
Treasury, United States Department of
4.83%, 02/20/25	15,600	15,511
4.27%, 04/17/25	15,300	15,114
		30,625
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (q) (r)	535	535
Total Short Term Investments (cost $164,153)		164,171
Total Investments 113.4% (cost $828,800)		908,279
Total Securities Sold Short (20.3)% (proceeds $137,922)		(162,903)
Total Purchased Options 0.0% (cost $255)		265
Other Derivative Instruments 0.7%		5,326
Other Assets and Liabilities, Net 6.2%		50,190
Total Net Assets 100.0%		801,157

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) All or a portion of the security was on loan as of December 31, 2024.

(f) All or a portion of the security is subject to a written call option.

(g) Convertible security.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $44,606 and 5.6% of the Fund.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(o) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (20.3%)
COMMON STOCKS (15.2%)
Information Technology (5.2%)
Adeia Inc.	(108)	(1,506)
Applied Digital Corporation	(4)	(31)
Applied Optoelectronics, Inc.	(4)	(162)
ASML Holding N.V. - ADR	(4)	(2,600)
BigBear.ai Holdings, LLC	(32)	(143)
Bill Holdings, Inc.	—	(24)
Bitdeer Technologies Group - Class A	(36)	(780)
Blackline, Inc.	(2)	(139)
Cleanspark Inc.	(40)	(364)
Cloudflare, Inc. - Class A	(5)	(489)
Confluent, Inc. - Class A	(1)	(26)
Datadog, Inc. - Class A	(15)	(2,118)
Dropbox, Inc. - Class A	(7)	(205)
Enphase Energy, Inc.	—	(17)
Five9, Inc.	(1)	(26)
Guidewire Software, Inc.	(8)	(1,309)
HubSpot, Inc.	(8)	(5,219)
Indie Semiconductor, Inc. - Class A	(12)	(48)
InterDigital, Inc.	(5)	(1,023)
KLA Corporation	(5)	(3,422)
MACOM Technology Solutions Holdings, Inc.	—	(38)
Mara Holdings, Inc.	(25)	(413)
Microchip Technology Incorporated	(1)	(58)
MicroStrategy Incorporated - Class A	(3)	(894)
Mitek Systems, Inc.	(12)	(135)
MKS Instruments, Inc.	(1)	(147)
NetApp, Inc.	(62)	(7,164)
Nutanix, Inc. - Class A	—	(22)
Osi Systems, Inc.	(3)	(460)
Pagerduty, Inc.	(2)	(45)
PAR Technology Corporation	(2)	(179)
Pegasystems Inc.	(1)	(94)
Penguin Solutions, Inc.	(68)	(1,313)
Porch Group Inc - Class A	(4)	(21)
Progress Software Corporation	(2)	(103)
PROS Holdings, Inc.	(5)	(100)
Q2 Holdings, Inc.	(18)	(1,806)
Seagate Technology Holdings Public Limited Company	(65)	(5,575)
Shopify Inc. - Class A	(5)	(577)
Snowflake Inc. - Class A	(5)	(731)
Super Micro Computer, Inc.	(2)	(71)
TeraWulf Inc.	(5)	(27)
Veeco Instruments Inc.	(44)	(1,174)
Verint Systems Inc.	(2)	(54)
Viavi Solutions Inc.	(48)	(481)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Vishay Intertechnology, Inc.	(15)	(259)
Western Digital Corporation	(4)	(258)
		(41,850)
Consumer Discretionary (4.1%)
AutoZone, Inc.	(1)	(3,090)
Best Buy Co., Inc.	(52)	(4,486)
Cheesecake Factory Incorporated, The	(7)	(346)
Cricut, Inc. - Class A	(195)	(1,110)
D.R. Horton, Inc.	(9)	(1,206)
Delivery Hero SE (a)	(2)	(48)
DK Crown Holdings Inc. - Class A	(1)	(46)
ETSY, Inc.	—	(19)
Expedia Group, Inc.	(2)	(364)
Flight Centre Travel Group Limited	(24)	(248)
Groupon, Inc.	(2)	(27)
Guess ?, Inc.	(6)	(85)
Home Depot, Inc., The	(14)	(5,292)
Hyundai Motor Company - GDR (a)	(4)	(196)
LCI Industries	(4)	(422)
Lennar Corporation - Class A	(8)	(1,081)
Marriott Vacations Worldwide Corporation	(2)	(211)
Norwegian Cruise Line Holdings Ltd.	(11)	(276)
PENN Entertainment, Inc.	(38)	(748)
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR	—	(18)
Pool Corporation	(11)	(3,872)
Realreal, Inc. , The	(3)	(33)
RH	(17)	(6,488)
The ODP Corporation	(36)	(818)
Toll Brothers, Inc.	(14)	(1,796)
Wayfair Inc. - Class A	(11)	(493)
Winnebago Industries, Inc.	(2)	(87)
		(32,906)
Industrials (1.7%)
ACCO Brands Corporation	(200)	(1,049)
American Airlines Group Inc.	(63)	(1,101)
Astronics Corporation	(17)	(267)
Bloom Energy Corporation - Class A	(83)	(1,854)
CSG Systems International, Inc.	(3)	(161)
Dayforce, Inc.	(1)	(91)
Deluxe Corporation	(71)	(1,608)
Desktop Metal Operating, Inc. - Class A	(2)	(5)
Fluence Energy, Inc. - Class A	(18)	(290)
Lyft, Inc. - Class A	(16)	(206)
Masco Corporation	(23)	(1,633)
Metlen Energy & Metals S.A. - Class R	(21)	(740)
Millerknoll, Inc.	(30)	(686)
Parsons Corporation	(19)	(1,738)
The Greenbrier Companies, Inc.	(25)	(1,499)
Werner Enterprises, Inc.	(22)	(776)
Xometry, Inc. - Class A	(5)	(202)
		(13,906)
Health Care (1.6%)
Alphatec Holdings, Inc.	(9)	(81)
Amphastar Pharmaceuticals, Inc.	(1)	(52)
ANI Pharmaceuticals, Inc.	(13)	(707)
Collegium Pharmaceutical, Inc.	(27)	(778)
CONMED Corporation	(3)	(191)
Cytokinetics, Incorporated	(6)	(291)
DexCom, Inc.	(1)	(60)
Dynavax Technologies Corporation	(206)	(2,630)
Enovis Corporation	(3)	(130)
Exact Sciences Corporation	(4)	(224)
Guardant Health, Inc.	(1)	(21)
Halozyme Therapeutics, Inc.	(12)	(552)
Innoviva, Inc.	(27)	(471)
Inotiv, Inc.	(19)	(80)
Insulet Corporation	(5)	(1,333)
Ionis Pharmaceuticals, Inc.	(3)	(113)
Jazz Pharmaceuticals Public Limited Company	(8)	(950)
Lantheus Holdings, Inc.	(8)	(680)
Merit Medical Systems, Inc.	(1)	(89)
Mesa Laboratories, Inc.	—	(12)
Mirum Pharmaceuticals, Inc.	(5)	(196)
OPKO Health, Inc.	(438)	(643)
Pharming Group N.V.	(271)	(260)
Repligen Corporation	(2)	(271)
Tandem Diabetes Care, Inc.	(45)	(1,602)
TransMedics Group, Inc.	(3)	(156)
Travere Therapeutics, Inc.	(2)	(37)
Varex Imaging Corporation	(6)	(87)
		(12,697)
Financials (1.1%)
Affirm Holdings, Inc. - Class A	—	(22)
American Coastal Insurance Corporation	(54)	(725)
Baldwin Insurance Group, Inc. , The - Class A	(23)	(909)
Blackstone Mortgage Trust, Inc. - Class A	—	(1)
Block, Inc. - Class A	(1)	(106)
Capital Southwest Corporation	(2)	(43)
Encore Capital Group, Inc.	(34)	(1,601)
EZCORP, Inc. - Class A	(60)	(731)
Independent Bank Group, Inc.	(4)	(260)
Ping An Insurance (Group) Company of China, Ltd. - Class H	(55)	(325)
Repay Holdings Corporation - Class A	(7)	(51)
Shift4 Payments, LLC - Class A	(9)	(899)
SoFi Technologies, Inc.	(30)	(456)
UMB Financial Corporation	(5)	(551)
Upstart Holdings, Inc.	(21)	(1,290)
WisdomTree, Inc.	(90)	(949)
		(8,919)
Communication Services (0.6%)
Former Charter Communications Parent, Inc. - Class A	(1)	(495)
Live Nation Entertainment, Inc.	(5)	(624)
Match Group, Inc.	—	(7)
Omnicom Group Inc.	(7)	(589)
Sea Limited - Class A-ADR	(24)	(2,570)
Snap Inc. - Class A	(40)	(435)
		(4,720)
Real Estate (0.3%)
Compass, Inc. - Class A	(127)	(743)
Federal Realty Investment Trust	(1)	(146)
Pebblebrook Hotel Trust	(17)	(233)
Redfin Corporation	(4)	(32)
Retail Opportunity Investments Corp.	(65)	(1,119)
StorageVault Canada Inc.	(12)	(33)
Summit Hotel Properties, Inc.	(25)	(173)
		(2,479)
Energy (0.3%)
CONSOL Energy Inc.	(4)	(425)
Schlumberger Limited	(4)	(160)
Transocean Ltd. (a)	(414)	(1,554)
		(2,139)
Materials (0.2%)
Danimer Scientific, Inc. - Class A	(1)	(3)
Fortuna Mining Corp.	(28)	(120)
Sherwin-Williams Company, The	(3)	(949)
Silvercorp Metals Inc.	(39)	(116)
SSR Mining Inc.	(1)	(5)
		(1,193)
Consumer Staples (0.1%)
MGPI Processing, Inc.	(1)	(22)
The Chefs' Warehouse, Inc.	(12)	(592)
		(614)
Utilities (0.0%)
Evergy, Inc.	(1)	(30)
Total Common Stocks (proceeds $103,921)		(121,453)
INVESTMENT COMPANIES (5.1%)
iShares iBoxx $ High Yield Corporate Bond ETF	(37)	(2,935)
SPDR S&P 500 ETF Trust	(51)	(29,796)
VanEck Semiconductor ETF	(35)	(8,471)
Total Investment Companies (proceeds $33,760)		(41,202)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES (0.0%)
Industrials (0.0%)
JetBlue Airways Corporation
0.50%, 04/01/26 (b)	(266)	(248)
Total Corporate Bonds And Notes (proceeds $241)		(248)
Total Securities Sold Short (20.3%) (proceeds $137,922)		(162,903)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	192,655	855,285	914,929	6,819	—	—	133,011	16.6
JNL Government Money Market Fund, 4.46% - Class SL	5	154,890	154,360	50	—	—	535	0.1
	192,660	1,010,175	1,069,289	6,869	—	—	133,546	16.7

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/17/19	3,578	6,335	0.8
AMS-Osram AG, 2.13%, 11/03/27	07/28/22	535	479	0.1
Bandhan Bank Limited	09/20/24	148	108	—
Canacol Energy Ltd., 5.75%, 11/24/28	10/31/23	302	224	—
Delivery Hero SE	10/03/24	240	85	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,835	1,793	0.2
Delivery Hero SE, 1.50%, 01/15/28	02/05/24	82	90	—
Delivery Hero SE, 3.25%, 02/21/30	06/28/24	468	511	0.1
Flight Centre Travel Group Limited, 2.50%, 11/17/27	10/24/24	275	262	—
Flight Centre Travel Group Limited, 1.63%, 11/01/28	07/22/24	1,171	1,081	0.1
Hyundai Motor Company	02/26/24	(229)	(196)	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	948	798	0.1
Just Eat Takeaway.Com N.V., 0.63%, 02/09/28	12/16/24	95	93	—
Meridan Management Ltd	03/05/21	317	—	—
NEPI Rockcastle PLC	09/12/24	183	160	—
Pharming Group N.V., 4.50%, 04/25/29	09/17/24	640	652	0.1
Ping An Insurance (Group) Company of China, Ltd., 0.88%, 07/22/29	12/06/24	484	482	0.1
Transocean Ltd.	10/31/23	(2,349)	(1,554)	(0.2)
Unigel Luxembourg SA, 0.00%, 10/01/26	06/13/23	165	81	—
		8,888	11,484	1.4

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	50	April 2025	10,291	(1)	(10)
United States 5 Year Note	30	April 2025	3,207	(3)	(18)
United States Long Bond	70	March 2025	8,195	(18)	(226)
				(22)	(254)
Short Contracts
United States 10 Year Ultra Bond	(10)	March 2025	(1,131)	3	18
United States Ultra Bond	(27)	March 2025	(3,323)	12	112
				15	130

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Amcor Pty Ltd	Call	12.00	04/17/25	233	280	2
American Airlines Group Inc.	Put	16.50	01/24/25	24	40	1
Arcadium Lithium PLC	Put	4.00	04/17/25	336	134	6
Comcast Corporation	Put	35.00	01/17/25	161	564	2
Innoviva, Inc.	Call	20.00	02/21/25	49	98	1
Inotiv, Inc.	Put	2.50	04/17/25	24	6	1
SPDR S&P 500 ETF Trust	Put	580.00	02/21/25	118	6,844	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
SPDR S&P 500 ETF Trust	Put	575.00	02/21/25	118	6,785	88
SPDR S&P 500 ETF Trust	Put	555.00	02/28/25	118	6,549	53
United States Steel Corporation	Call	43.00	01/17/25	45	194	9
						265

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Comcast Corporation	Call	37.50	01/17/25	161	604	(9)
Patterson Companies, Inc.	Call	31.00	01/17/25	6	19	—
SPDR S&P 500 ETF Trust	Put	560.00	02/21/25	118	6,608	(53)
SPDR S&P 500 ETF Trust	Put	555.00	02/21/25	118	6,549	(46)
Summit Materials, Inc.	Call	52.50	01/17/25	243	1,276	(4)
United States Steel Corporation	Put	30.00	01/17/25	45	135	(7)
						(119)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	03/27/25	HKD	15,011	1,935	—
USD/AUD	SSB	03/27/25	AUD	(1,467)	(908)	22
USD/CAD	SSB	03/27/25	CAD	(277)	(193)	1
USD/CAD	JPM	05/30/25	CAD	(186)	(130)	(1)
USD/CAD	JPM	05/30/25	CAD	(2,029)	(1,420)	26
USD/EUR	GSC	01/22/25	EUR	(2,251)	(2,334)	35
USD/EUR	GSC	03/06/25	EUR	(279)	(289)	3
USD/EUR	SSB	03/27/25	EUR	(2,253)	(2,342)	32
USD/GBP	GSC	01/15/25	GBP	(1,190)	(1,489)	22
USD/GBP	JPM	01/15/25	GBP	(542)	(679)	10
USD/GBP	GSC	03/26/25	GBP	(183)	(229)	1
USD/GBP	GSC	04/24/25	GBP	(2,329)	(2,913)	39
USD/GBP	JPM	04/24/25	GBP	(143)	(179)	3
USD/HKD	SSB	03/27/25	HKD	(15,011)	(1,935)	(1)
USD/JPY	GSC	04/24/25	JPY	(358,559)	(2,309)	61
USD/ZAR	BBH	01/02/25	ZAR	(2,663)	(141)	1
					(15,555)	254

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
AAC Technologies Holdings Inc. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	72,000	HKD	2,085	73
Accton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -1.75% (MT)	TBD	(4,000)		(64)	(30)
Acer Inc. (MT)	JPM	OBFR -0.60% (MT)	TBD	(637,000)		(696)	(73)
Adient Public Limited Company (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(12,713)		(275)	61
Adient Public Limited Company (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(12,659)		(261)	48
ADNOC Logistics & Services PLC (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(298,189)		(436)	(4)
Advantech Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(8,000)		(80)	(4)
Aerospace Industrial Development Corporation (MT)	GSC	Federal Funds Effective Rate -5.75% (MT)	TBD	(276,000)		(399)	21
Aerospace Industrial Development Corporation (MT)	JPM	OBFR -7.50% (MT)	TBD	(46,000)		(72)	8
Airports of Thailand Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(348,500)		(570)	(34)
Airtac International Group (MT)	JPM	OBFR -2.75% (MT)	TBD	(14,000)		(325)	(40)
Al Hammadi Company For Development And Investment (MT)	JPM	OBFR -6.50% (MT)	TBD	(38,432)		(442)	44
Alibaba Group Holding Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	48,100	HKD	3,961	(9)
Alpek S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	544,300		433	(119)
Alsea, S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(59,200)		(131)	7
America Movil, S.A.B. De C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	2,281,800		1,890	(282)
Amorepacific Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(6,159)		(578)	184
Antofagasta PLC (MT)	GSC	SONIA -0.40% (MT)	TBD	(16,768)	GBP	(293)	37
Arabian Contracting Services Co. (MT)	JPM	OBFR -8.13% (MT)	TBD	(2,955)		(120)	5
ASMedia Technology Inc. (MT)	MSC	Federal Funds Effective Rate -12.75% (MT)	TBD	(8,000)		(399)	(87)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
ASPEED Technology Inc. (MT)	MSC	Federal Funds Effective Rate -6.38% (MT)	TBD	(4,000)		(523)	116
ASPEED Technology Inc. (MT)	JPM	OBFR -4.75% (MT)	TBD	(2,000)		(235)	31
Axis Bank Limited (MT)	MSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(11,816)		(799)	69
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	67,200		228	(45)
Bid Corporation (MT)	MSC	South African Johannesburg Interbank Agreed Rate -1.05% (MT)	TBD	(20,168)	ZAR	(8,826)	14
Bora Pharmaceuticals Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -7.25% (MT)	TBD	(3,000)		(69)	—
BRF S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	125,000		410	101
Budimex Spolka Akcyjna (MT)	MSC	Federal Funds Effective Rate -0.80% (MT)	TBD	(6,318)		(848)	143
Budweiser Brewing Company APAC Limited (MT)	GSC	1M HIBOR -9.25% (MT)	TBD	(550,700)	HKD	(6,747)	355
Budweiser Brewing Company APAC Limited (MT)	MSC	1M HIBOR -0.55% (MT)	TBD	(142,700)	HKD	(1,055)	(1)
BYD Company Limited (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	14,500	HKD	4,019	(23)
Camtek Ltd. (MT)	MSC	Federal Funds Effective Rate -1.08% (MT)	TBD	(7,026)		(574)	7
CEMEX S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(93,408)		(544)	23
Central Retail Corporation Public Company Limited (MT)	HSB	Federal Funds Effective Rate -3.00% (MT)	TBD	(263,600)		(257)	—
CGN Power Co., Ltd. (MT)	MSC	1M HIBOR -0.55% (MT)	TBD	(807,000)	HKD	(2,145)	(19)
Chenbro Micom Co., Ltd. (MT)	JPM	OBFR -12.00% (MT)	TBD	(33,000)		(265)	(10)
Chervon Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	131,100	HKD	2,552	(44)
China Coal Energy Company Limited (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(175,000)	HKD	(999)	(81)
China Coal Energy Company Limited (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(43,000)	HKD	(349)	(10)
China Feihe Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	885,000	HKD	4,592	25
China Motor Corporation (MT)	GSC	Federal Funds Effective Rate -2.75% (MT)	TBD	(41,000)		(89)	(10)
China Shenhua Energy Company Limited (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(46,000)	HKD	(1,075)	(54)
China Shenhua Energy Company Limited (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(12,000)	HKD	(402)	(3)
Chunbo Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -2.50% (MT)	TBD	(1,173)		(210)	184
Chunbo Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -5.13% (MT)	TBD	(3,219)		(572)	519
Coca-Cola FEMSA, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	4,852		413	(37)
Compagnie Financiere Richemont SA (MT)	MSC	Swiss Average Rate Overnight -0.45% (MT)	TBD	(3,349)	CHF	(421)	(43)
Compal Electronics, Inc. (MT)	JPM	OBFR -0.60% (MT)	TBD	(213,000)		(205)	(38)
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. (MT)	JPM	OBFR +0.63% (MT)	TBD	427,300		307	4
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V. (MT)	JPM	OBFR -0.75% (MT)	TBD	(218,200)		(576)	23
Cosco Shipping Energy Transportation Co., Ltd. (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(478,000)	HKD	(3,855)	113
Cosco Shipping Energy Transportation Co., Ltd. (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(176,000)	HKD	(1,070)	(3)
Cosco Shipping Energy Transportation Co., Ltd. (MT)	MSC	1M HIBOR -0.75% (MT)	TBD	(216,000)	HKD	(1,599)	28
Coway Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	13,847		684	(70)
Cowell E Holdings Inc. (MT)	MSC	1M HIBOR -3.75% (MT)	TBD	(34,000)	HKD	(784)	(23)
CSPC Innovation Pharmaceutical Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(18,400)		(59)	(7)
CSPC Innovation Pharmaceutical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -13.35% (MT)	TBD	(28,500)		(119)	14
DBS Group Holdings Ltd (MT)	MSC	Singapore Swap Offer Rate +0.55% (MT)	TBD	33,500	SGD	1,378	63
DBS Group Holdings Ltd (MT)	GSC	Singapore Swap Offer Rate +0.50% (MT)	TBD	11,824	SGD	415	75
Delta Electronics, Inc. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(21,000)		(242)	(32)
Dr. Reddy's Laboratories Limited (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(26,551)		(376)	(41)
E Ink Holdings Inc. (MT)	BOA	Federal Funds Effective Rate -1.55% (MT)	TBD	(31,000)		(263)	6
E Ink Holdings Inc. (MT)	JPM	OBFR -2.50% (MT)	TBD	(26,000)		(226)	10
Ecopro BM Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -3.00% (MT)	TBD	(2,544)		(460)	276
Ecopro Co., Ltd (MT)	GSC	Federal Funds Effective Rate -10.00% (MT)	TBD	(1,897)		(169)	85
ELAN Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(60,000)		(257)	(19)
Elite Material Co., Ltd. (MT)	JPM	OBFR -0.60% (MT)	TBD	(8,000)		(101)	(52)
Elite Material Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -5.00% (MT)	TBD	(19,000)		(263)	(96)
Embraer S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	105,800		961	(5)
Erste Group Bank AG (MT)	GSC	Euro Short Term Rate +0.45% (MT)	TBD	13,954	EUR	819	12
Estun Automation Co., Ltd. (MT)	JPM	OBFR -29.25% (MT)	TBD	(13,300)		(23)	(13)
Estun Automation Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -13.75% (MT)	TBD	(3,900)		(7)	(4)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
EVA Airways Corporation (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	301,000		356	49
Faraday Technology Corporation (MT)	MSC	Federal Funds Effective Rate -10.25% (MT)	TBD	(51,025)		(420)	39
Faraday Technology Corporation (MT)	JPM	OBFR -8.00% (MT)	TBD	(15,000)		(132)	20
Fortune Electric Co., Ltd. (MT)	JPM	OBFR -11.00% (MT)	TBD	(8,000)		(148)	7
Fortune Electric Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -14.50% (MT)	TBD	(6,000)		(124)	18
Fortune Electric Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -15.25% (MT)	TBD	(27,000)		(444)	(30)
Fositek Corp. (MT)	MSC	Federal Funds Effective Rate -18.00% (MT)	TBD	(3,000)		(72)	(10)
Gamuda Berhad (MT)	HSB	Federal Funds Effective Rate -3.00% (MT)	TBD	(120,890)		(66)	(62)
Geely Automobile Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	655,000	HKD	6,745	369
Genius Electronic Optical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	11,000		158	10
Genomma Lab Internacional, S.A.B. de C.V. (MT)	JPM	OBFR +0.60% (MT)	TBD	176,600		168	42
Global Unichip Corp. (MT)	GSC	Federal Funds Effective Rate -8.20% (MT)	TBD	(6,000)		(251)	—
Gold Circuit Electronics Ltd. (MT)	MSC	Federal Funds Effective Rate -7.25% (MT)	TBD	(91,000)		(518)	(155)
Goldwind Science&Technology Co.,Ltd. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	860,800	HKD	4,157	184
Great Tree Pharmacy Co., Ltd. (MT)	JPM	OBFR -3.75% (MT)	TBD	(3,945)		(0)	(18)
Great Tree Pharmacy Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -4.00% (MT)	TBD	(37,926)		(188)	19
Great Wall Motor Company Limited (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	300,000	HKD	4,101	(4)
Grupo Aeroportuario del Sureste, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(1,059)		(289)	22
Grupo Bimbo S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	47,200		153	(30)
Hana Financial Group Inc. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	11,818		514	(64)
Hansol Chemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(2,856)		(443)	292
Hansol Chemical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,718)		(261)	167
Hanwha Solutions Corporation (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(6,495)		(152)	89
Hanwha Solutions Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(12,130)		(284)	164
Headhunter Group PLC‡ (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	13,705		206	(208)
Hitejinro Co.,Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	21,777		335	(54)
Hon Hai Precision Industry Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(55,000)		(340)	34
Hypera S.A. (MT)	JPM	OBFR +0.60% (MT)	TBD	36,800		185	(73)
Hyundai Glovis Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	6,538		559	(49)
Hyundai Mobis Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	4,636		814	(82)
Hyundai Motor Company (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(1,599)		(199)	(27)
ICICI Bank Limited (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(3,672)		(109)	—
ICL Group Ltd (MT)	GSC	Tel Aviv Inter-Bank Offered Rate +0.70% (MT)	TBD	148,934	ILS	2,383	84
Inter & Co, Inc. (MT)	GSC	Federal Funds Effective Rate -14.65% (MT)	TBD	(141,092)		(616)	21
iQIYI, Inc. (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(124,661)		(275)	25
Itau Unibanco Holding S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	37,355		244	(61)
J&T Global Express Limited (MT)	MSC	Federal Funds Effective Rate -14.38% (MT)	TBD	353,800	HKD	2,174	(2)
JBS S.A (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	28,500		156	12
JD Logistics, Inc. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	856,100	HKD	12,664	(229)
Jiumaojiu International Holdings Limited (MT)	MSC	1M HIBOR -1.50% (MT)	TBD	(596,000)	HKD	(1,624)	(63)
Jiumaojiu International Holdings Limited (MT)	JPM	1M HIBOR -0.50% (MT)	TBD	(280,000)	HKD	(2,509)	206
Jumbo S.A. (MT)	MSC	Euro Short Term Rate -5.05% (MT)	TBD	(20,036)	EUR	(458)	(64)
Kakao Games Corp. (MT)	GSC	Federal Funds Effective Rate -7.25% (MT)	TBD	(23,887)		(437)	150
KIA Corporation (MT)	MSC	Federal Funds Effective Rate -0.05% (MT)	TBD	(2,724)		(134)	(37)
King Slide Works Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -13.50% (MT)	TBD	(3,000)		(100)	(45)
Korea Electric Power Corp (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	23,095		372	(61)
Korean Air Lines Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	65,721		1,057	(72)
Krafton, Inc. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	681		175	(34)
KT Corporation (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	34,241		530	5
KT Corporation (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	7,064		191	13
Kumyang Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -18.50% (MT)	TBD	(2,684)		(188)	120
Land and Houses Public Company Limited (MT)	MSC	Federal Funds Effective Rate -27.88% (MT)	TBD	(1,059,700)		(168)	(3)
Lasertec Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(1,900)	JPY	(46,804)	114
Lattice Semiconductor Corporation (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(3,510)		(155)	(41)
Leejam Sports Company (MT)	JPM	OBFR -5.50% (MT)	TBD	(3,550)		(179)	2
Leejam Sports Company (MT)	MSC	Federal Funds Effective Rate -6.25% (MT)	TBD	(9,089)		(468)	11
Legend Biotech Corp (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(2,338)		(105)	33
LG Chem, Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,864)		(623)	221
LG H&H Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,127)		(532)	345
Lotes Co.,Ltd (MT)	JPM	OBFR -4.00% (MT)	TBD	(2,000)		(87)	(32)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Lotus Pharmaceutical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -7.50% (MT)	TBD	(7,000)		(60)	2
Marfrig Global Foods S.A (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	44,300		101	38
MediaTek Inc. (MT)	JPM	OBFR -0.60% (MT)	TBD	(2,000)		(76)	(9)
Melco Resorts & Entertainment Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(10,012)		(56)	(1)
Melco Resorts & Entertainment Limited (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(21,237)		(140)	19
MGI Tech Co., Ltd. (MT)	JPM	OBFR -18.95% (MT)	TBD	(5,900)		(43)	1
MGI Tech Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(15,043)		(110)	(2)
Middle East Healthcare Co. (MT)	JPM	OBFR -8.00% (MT)	TBD	(9,875)		(188)	6
Middle East Healthcare Co. (MT)	MSC	Federal Funds Effective Rate -6.25% (MT)	TBD	(1,241)		(24)	1
Millicom International Cellular SA (MT)	GSC	STIBOR 1M +0.40% (MT)	TBD	3,807	SEK	1,014	—
MISC Berhad (MT)	HSB	Federal Funds Effective Rate -11.00% (MT)	TBD	(163,500)		(272)	(5)
Mosaic Company, The (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	10,621		328	(80)
Murata Manufacturing Co., Ltd. (MT)	MSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(12,300)	JPY	(31,134)	2
Nan Ya Technology Corporation (MT)	MSC	Federal Funds Effective Rate -7.75% (MT)	TBD	(472,000)		(728)	309
NAVER Corporation (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	15,674		2,073	11
NetEase, Inc. (MT)	MSC	1M HIBOR -0.55% (MT)	TBD	(7,400)	HKD	(1,068)	6
NetEase, Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(3,949)		(311)	(39)
Nien Made Enterprise Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	11,000		178	(58)
Ninebot Limited (MT)	GSC	Federal Funds Effective Rate +1.10% (MT)	TBD	80,938		520	(1)
Nova Ltd. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(3,127)		(570)	(39)
Novatek Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -2.25% (MT)	TBD	(38,000)		(605)	30
Novatek Microelectronics Corporation (MT)	MSC	Federal Funds Effective Rate -5.13% (MT)	TBD	(23,000)		(352)	—
NU Holdings Ltd. (MT)	JPM	OBFR -0.25% (MT)	TBD	(41,662)		(481)	50
Nuvoton Technology Corporation (MT)	JPM	OBFR -7.25% (MT)	TBD	(93,000)		(236)	(19)
Oversea-Chinese Banking Corporation Limited (MT)	MSC	Singapore Swap Offer Rate +0.55% (MT)	TBD	154,000	SGD	2,446	80
Ozon Holdings PLC‡ (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(48,131)		(558)	2
PEGATRON Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(214,000)		(618)	21
Pegavision Corporation (MT)	JPM	OBFR -8.75% (MT)	TBD	(41,000)		(482)	5
Pegavision Corporation (MT)	MSC	Federal Funds Effective Rate -8.63% (MT)	TBD	(20,000)		(242)	10
Perfect World Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -13.35% (MT)	TBD	(102,200)		(111)	(38)
PharmaEssentia Corp. (MT)	JPM	OBFR -2.25% (MT)	TBD	(9,000)		(159)	(9)
Pharmaron Beijing Co., Ltd. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	169,200	HKD	1,685	90
Phison Electronics Corporation (MT)	GSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(37,000)		(546)	(50)
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -6.43% (MT)	TBD	(32,521)		(36)	(9)
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	JPM	OBFR -7.50% (MT)	TBD	(4,200)		(8)	1
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -17.25% (MT)	TBD	(71,700)		(97)	(17)
POSCO Future M Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.25% (MT)	TBD	(833)		(205)	131
POSCO Future M Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -10.00% (MT)	TBD	(1,420)		(284)	135
PT Unilever Indonesia, Tbk. (MT)	JPM	OBFR -2.25% (MT)	TBD	(1,054,700)		(181)	54
PT Unilever Indonesia, Tbk. (MT)	BOA	Federal Funds Effective Rate -2.00% (MT)	TBD	(2,587,200)		(465)	139
PT. Akr Corporindo (MT)	MLP	Federal Funds Effective Rate -3.00% (MT)	TBD	(38,400)		(4)	1
PT. Akr Corporindo (MT)	MSC	Federal Funds Effective Rate -4.05% (MT)	TBD	(118,500)		(11)	2
PT. Mitra Adiperkasa Tbk (MT)	MSC	Federal Funds Effective Rate -4.05% (MT)	TBD	(1,043,200)		(95)	4
PT. Mitra Adiperkasa Tbk (MT)	JPM	OBFR -8.25% (MT)	TBD	(4,770,900)		(437)	17
PT. Sumber Alfaria Trijaya (MT)	JPM	OBFR -0.50% (MT)	TBD	(1,071,600)		(188)	7
PT. Sumber Alfaria Trijaya (MT)	HSB	Federal Funds Effective Rate -3.50% (MT)	TBD	(1,005,500)		(180)	3
Public Joint Stock Company Children's World‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	560,770		284	(284)
Public Joint Stock Company Sberbank of Russia‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	41,476		0	—
Quanta Computer Inc. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(50,000)		(447)	13
Raia Drogasil S.A. (MT)	GSC	Federal Funds Effective Rate -1.93% (MT)	TBD	(101,100)		(535)	158
Realtek Semiconductor Corporation (MT)	MSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(17,000)		(253)	(38)
Realtek Semiconductor Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(12,000)		(169)	(38)
Rede D'or Sao Luiz S.A. (MT)	JPM	OBFR +0.60% (MT)	TBD	45,262		228	(46)
Reliance Industries Limited (MT)	GSC	Federal Funds Effective Rate -0.40% (MT)	TBD	(8,040)		(563)	116
Remegen, Ltd. (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(44,000)	HKD	(535)	(15)
ROHM Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(23,400)	JPY	(47,002)	77
Ronglian Group Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(7,359)		(175)	1
Samsung Electronics Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	163		231	(91)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Santander Bank Polska Spolka Akcyjna (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(694)		(83)	7
SerComm Corporation (MT)	JPM	OBFR -4.25% (MT)	TBD	(32,000)		(99)	(19)
SerComm Corporation (MT)	BOA	Federal Funds Effective Rate -4.30% (MT)	TBD	(81,000)		(277)	(24)
SerComm Corporation (MT)	GSC	Federal Funds Effective Rate -8.00% (MT)	TBD	(82,000)		(277)	(31)
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	HSB	Federal Funds Effective Rate -7.50% (MT)	TBD	(14,300)		(21)	4
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	MSC	Federal Funds Effective Rate -12.65% (MT)	TBD	(31,900)		(43)	(1)
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	GSC	Federal Funds Effective Rate -14.00% (MT)	TBD	(276,200)		(363)	23
Shenzhen Inovance Technology Co., Ltd. (MT)	JPM	OBFR +0.28% (MT)	TBD	(48,600)		(417)	29
Shenzhen Inovance Technology Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -4.75% (MT)	TBD	(3,672)		(20)	(9)
Silergy Corp. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	10,000		162	(41)
Singapore Technologies Engineering Ltd (MT)	MSC	Singapore Swap Offer Rate -0.55% (MT)	TBD	(101,800)	SGD	(456)	(13)
Sino Biopharmaceutical Limited (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	239,000	HKD	668	11
Sinotruk (Hong Kong) Limited (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(72,000)	HKD	(1,548)	(11)
SK Telecom Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	10,474		431	(44)
SLC Agricola S.A. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(28,200)		(111)	36
SonoScape Medical Corp. (MT)	BOA	Federal Funds Effective Rate -13.60% (MT)	TBD	(14,800)		(74)	10
SonoScape Medical Corp. (MT)	JPM	OBFR -20.35% (MT)	TBD	(4,500)		(23)	2
SonoScape Medical Corp. (MT)	MSC	Federal Funds Effective Rate -30.00% (MT)	TBD	(117,600)		(521)	(10)
State Bank of India (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,259)		(117)	1
STO.Experss.Ltd. (MT)	HSB	OBFR +0.85% (MT)	TBD	316,510		359	70
Sunny Optical Technology (Group) Company Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	35,300	HKD	1,637	97
Sunshine City Group Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(414,300)		(407)	(101)
Taiwan Semiconductor Manufacturing Company Limited (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	34,000		1,088	10
Taiwan Union Technology Corporation (MT)	MSC	Federal Funds Effective Rate -5.50% (MT)	TBD	(72,000)		(348)	(26)
Taiwan Union Technology Corporation (MT)	JPM	OBFR -5.00% (MT)	TBD	(38,000)		(207)	9
Techtronic Industries Company Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	73,000	HKD	6,178	141
Tencent Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	15,800	HKD	6,364	16
Teva Pharmaceutical Industries Ltd (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	3,340		57	16
The Siam Cement Public Company Limited (MT)	MSC	Federal Funds Effective Rate -1.55% (MT)	TBD	(65,400)		(346)	25
Tingyi (Cayman Islands) Holding Corp. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	222,000	HKD	2,325	(14)
Tokyo Electron Limited (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(400)	JPY	(6,262)	(21)
Tokyo Electron Limited (MT)	HSB	Tokyo Overnight Average Rate -0.40% (MT)	TBD	(100)	JPY	(3,697)	8
Tong Yang Industry Co., Ltd. (MT)	JPM	OBFR -3.25% (MT)	TBD	(44,000)		(121)	(28)
Tongcheng-Elong Holdings Limited (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	142,800	HKD	2,733	(19)
Tsingtao Brewery Co., Ltd. (MT)	GSC	1M HIBOR -16.25% (MT)	TBD	(42,000)	HKD	(2,159)	(22)
Unigroup Guoxin Microelectronics Co., Ltd. (MT)	JPM	OBFR -0.30% (MT)	TBD	(20,300)		(217)	28
United International Transportation Co. Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(17,052)		(363)	(3)
United International Transportation Co. Ltd. (MT)	MSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(10,146)		(197)	(25)
United Microelectronics Corporation (MT)	MSC	Federal Funds Effective Rate -8.50% (MT)	TBD	(376,000)		(512)	20
Vanguard International Semiconductor Corporation (MT)	JPM	OBFR -13.25% (MT)	TBD	(98,000)		(272)	(28)
Vibra Energia S/A (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	41,400		186	(67)
VK Company Limited‡ (MT)	MSC	Federal Funds Effective Rate -6.50% (MT)	TBD	(137,620)		(249)	13
Wafer Works Corporation (MT)	JPM	OBFR -4.00% (MT)	TBD	(217,273)		(214)	36
Wal - Mart de Mexico, S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(249,600)		(796)	137
WH Group Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	1,983,000	HKD	11,109	81
Wistron NeWeb Corporation (MT)	MSC	Federal Funds Effective Rate -5.38% (MT)	TBD	(116,000)		(474)	(11)
Wizz Air Holdings PLC (MT)	GSC	SONIA -0.40% (MT)	TBD	(2,835)	GBP	(36)	(5)
Woolworths Holdings Limited (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.80% (MT)	TBD	(26,649)	ZAR	(1,615)	—
WuXi AppTec Co., Ltd. (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	120,000	HKD	5,472	163
Yadea Group Holdings Ltd (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(152,000)	HKD	(1,528)	(54)
Yageo Corporation (MT)	JPM	OBFR -2.25% (MT)	TBD	(41,000)		(664)	(10)
Yankuang Energy Group Company Limited (MT)	MSC	1M HIBOR -1.50% (MT)	TBD	(210,000)	HKD	(1,895)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Yankuang Energy Group Company Limited (MT)	HSB	1M HIBOR -1.50% (MT)	TBD	(162,400)	HKD	(1,500)	8
YULON Motor Co., Ltd (MT)	MSC	Federal Funds Effective Rate -3.25% (MT)	TBD	(75,000)		(118)	2
							3,617

‡Contract for Difference fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	01/01/00	—	—	17
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	01/05/26	28	—	8
Britvic PLC (MT)	OBFR +0.61% (Q)	GSC	08/15/25	2,982	—	(82)
DS Smith PLC (MT)	OBFR +0.61% (Q)	GSC	03/26/25	199	—	98
Hargreaves Lansdown PLC (MT)	OBFR +1.00% (Q)	GSC	09/11/25	1,537	—	(81)
Neoen (MT)	OBFR +0.75% (Q)	GSC	06/28/25	2,364	—	(43)
Shinko Electric Industries Co., Ltd. (MT)	OBFR +0.61% (Q)	GSC	03/20/25	2,218	—	(28)
Spirent Communications PLC (MT)	OBFR +0.61% (Q)	GSC	08/23/25	209	—	(9)
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	12/19/25	252	—	(5)
Britvic PLC (MT)	OBFR +0.85% (Q)	JPM	09/30/25	186	—	(8)
DS Smith PLC (MT)	OBFR +0.45% (Q)	JPM	05/08/25	3,732	—	1,210
Hargreaves Lansdown PLC (MT)	OBFR +0.75% (Q)	JPM	11/11/25	683	—	(13)
					—	1,064
Total return swap agreements - paying return
EQUITY
Amcor Pty Ltd (MT)	OBFR -0.35% (Q)	GSC	11/22/25	(2,551)	—	275
Atlantic Union Bank (MT)	OBFR -0.35% (Q)	GSC	10/23/25	(554)	—	(20)
Capital One Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/07/25	(1,318)	—	(85)
Chevron Corporation (MT)	OBFR -0.35% (Q)	GSC	11/15/25	(430)	—	46
CONSOL Energy Inc. (MT)	OBFR -0.35% (Q)	GSC	08/27/25	(970)	—	155
International Paper Company (MT)	OBFR -0.35% (Q)	GSC	05/17/25	(2,881)	—	(598)
Nokia Oyj (MT)	OBFR -1.01% (Q)	GSC	10/21/25	(398)	—	27
Renasant Corporation (MT)	OBFR -0.35% (Q)	GSC	08/06/25	(301)	—	(34)
UMB Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/30/25	(1,976)	—	(200)
Chevron Corporation (MT)	OBFR -0.25% (Q)	JPM	10/28/25	(15,716)	—	654
International Paper Company (MT)	OBFR -0.25% (Q)	JPM	05/09/25	(1,360)	—	(466)
Schlumberger Limited (MT)	OBFR -0.35% (Q)	JPM	05/17/25	(5,046)	—	763
					—	517

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	374,854	47,162	141	422,157
Corporate Bonds And Notes	—	179,173	—	179,173
Non-U.S. Government Agency Asset-Backed Securities	—	91,005	819	91,824
Government And Agency Obligations	—	40,204	—	40,204
Senior Floating Rate Instruments	—	7,361	366	7,727
Other Equity Interests	—	—	2,820	2,820
Warrants	85	—	—	85
Preferred Stocks	—	—	63	63
Rights	15	—	40	55
Short Term Investments	133,546	30,625	—	164,171
	508,500	395,530	4,249	908,279

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Liabilities - Securities
Common Stocks	(119,636)	(1,817)	—	(121,453)
Investment Companies	(41,202)	—	—	(41,202)
Corporate Bonds And Notes	—	(248)	—	(248)
	(160,838)	(2,065)	—	(162,903)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	130	—	—	130
Exchange Traded Purchased Options	265	—	—	265
Open Forward Foreign Currency Contracts	—	256	—	256
OTC Contracts for Difference	—	8,202	15	8,217
OTC Total Return Swap Agreements	—	3,236	17	3,253
	395	11,694	32	12,121
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(254)	—	—	(254)
Exchange Traded Written Options	(119)	—	—	(119)
Open Forward Foreign Currency Contracts	—	(2)	—	(2)
OTC Contracts for Difference	—	(4,108)	(492)	(4,600)
OTC Total Return Swap Agreements	—	(1,672)	—	(1,672)
	(373)	(5,782)	(492)	(6,647)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 95.3%
China 18.0%
Alibaba Group Holding Limited (a)	992	10,518
Anhui Gujing Distillery Company Limited - Class B	564	8,157
Autohome Inc. - Class A - ADR	145	3,760
Bank of Ningbo Co., Ltd. - Class A	1,152	3,829
China Construction Bank Corporation - Class H	13,463	11,228
China Oilfield Services Limited - Class A	1,769	3,691
China Resources Gas Group Limited	1,084	4,284
China Resources Land Limited	1,118	3,242
China Shenhua Energy Company Limited - Class H	1,040	4,493
Chongqing Brewery Co., Ltd. - Class A	397	3,418
Contemporary Amperex Technology Co., Limited - Class A	186	6,746
DiDi Global Inc. - Class A - ADR (b)	1,907	8,714
Fuyao Glass Industry Group Co., Ltd. - Class A	423	3,612
Haitian International Holdings Limited	3,123	8,486
Harris County School District - Class A	223	188
Hosa International Limited (b) (c) (d)	7,408	—
Hundsun Technologies Inc. - Class A	1,148	4,396
Industrial and Commercial Bank of China Limited - Class H	4,202	2,819
Kanzhun Limited - ADR (b)	571	7,885
KE Holdings Inc. - Class A - ADR	313	5,757
Kuaishou Technology (a) (b)	635	3,371
Kweichow Moutai Co., Ltd. - Class A	14	2,986
Meituan - Class B (a) (b)	486	9,516
NARI Technology Co., Ltd. - Class A	1,626	5,614
NetEase, Inc.	164	2,925
PetroChina Company Limited - Class H	5,484	4,314
PICC Property and Casualty Company Limited - Class H	720	1,134
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	32	3,079
Sany Heavy Industry Co., Ltd. - Class A	1,750	3,949
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	149	5,198
Sunny Optical Technology (Group) Company Limited	640	5,654
Tencent Holdings Limited	405	21,695
Tongcheng-Elong Holdings Limited (a)	2,372	5,553
Trip.com Group Limited (b)	89	6,123
Trip.com Group Limited - ADR (b)	77	5,303
Wanhua Chemical Group Co., Ltd. - Class A	233	2,279
Yangzijiang Shipbuilding (Holdings) Ltd.	2,578	5,659
Zijin Mining Group Co., Ltd. - Class A	1,004	2,086
		201,661
India 16.9%
Adani Energy Solutions Limited (b)	326	3,070
Adani Enterprises Limited	237	7,006
Adani Green Energy (UP) Limited (b)	308	3,754
Adani Ports and Special Economic Zone Limited	418	6,020
Adani Power Limited (b)	822	5,086
Ambuja Cements Limited	296	1,855
Ashok Leyland Limited	1,700	4,370
Bharat Electronics Limited	1,038	3,552
Bharti Airtel Limited	249	4,619
Coal India Ltd Govt Of India Undertaking	200	896
Computer Age Management Services Limited	141	8,349
Crompton Greaves Consumer Electricals Limited	1,160	5,365
GMR Airports Limited (b)	2,171	1,993
HDFC Bank Limited - ADR	45	2,875
Hindalco Industries Limited	615	4,335
ICICI Bank Limited	1,643	24,504
ICICI Bank Limited - ADR	80	2,375
IDFC First Bank Limited (b)	2,421	1,784
Indiamart Intermesh Limited	59	1,543
Indraprastha Gas Limited	949	4,607
ITC Limited	2,948	16,641
JSW Energy Limited	302	2,277
JSW Steel Limited	251	2,648
KFIN Technologies Limited	189	3,399
Kotak Mahindra Bank Limited	292	6,067
Macrotech Developers Limited	126	2,046
Max Healthcare Institute Limited	6	81
NTPC Limited	738	2,883
Oracle Financial Services Software Limited	39	5,817
Patanjali Foods Limited	203	4,222
PB Fintech Limited (b)	290	7,156
Phoenix Mills Limited, The	253	4,816
Reliance Industries Limited	481	6,792
Shree Cement Limited	12	3,579
Shriram Finance Limited	154	5,186
State Bank of India	581	5,390
Sun Pharma Advanced Research Company Limited	293	6,462
Tech Mahindra Limited	241	4,783
Trent Limited	14	1,206
Vodafone Idea Limited (b)	5,575	518
		189,927
Taiwan 11.2%
ADDCN Technology Co., Ltd.	669	3,766
ASE Technology Holding Co., Ltd.	1,099	5,390
Eclat Textile Corporation Ltd.	246	3,804
Hon Hai Precision Industry Co., Ltd.	838	4,687
Jentech Precision Industrial Co., Ltd.	124	5,749
Kerry TJ Logistics Company Limited	1,614	1,905
MediaTek Inc.	324	13,945
Momo.Com Inc.	178	1,814
Silergy Corp.	347	4,264
Sporton International Inc.	621	3,918
Taiwan Semiconductor Manufacturing Company Limited - ADR	4	791
Taiwan Semiconductor Manufacturing Company Limited	2,321	75,599
		125,632
Brazil 7.4%
American Beverage Co Ambev - ADR	1,262	2,335
Banco BTG Pactual S/A	1,300	5,705
Banco do Brasil S.A	675	2,639
Caixa Seguridade Participacoes S/A	4,346	10,014
Centrais Eletricas Brasileiras S/A	398	2,189
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	455	6,516
Companhia Paranaense De Energia	377	501
Embraer S.A. (b)	1,210	11,005
Klabin S.A.	1,023	3,842
Multiplan Empreendimentos Imobiliarios S/A	866	2,952
NU Holdings Ltd. - Class A (b)	844	8,746
Petroleo Brasileiro S/A Petrobras. - ADR	653	8,398
Tegma Gestao Logistica S.A.	1,732	8,023
TOTVS S.A.	2,250	9,718
		82,583
South Korea 6.2%
CJ CheilJedang Corp.	1	151
Coupang, Inc. - Class A (b)	231	5,068
Duzon Bizon Co., Ltd.	53	2,257
HD Hyundai Marine Solution Co., Ltd. (b)	48	5,220
Hl Mando Corporation	89	2,427
Hyundai Motor Company	38	5,481
Leeno Industrial Inc.	60	7,691
Nice Information Service Co., Ltd.	706	5,822
S-1 Corporation	113	4,528
Samsung Electronics Co., Ltd.	264	9,447
Samsung Life Insurance Co., Ltd.	68	4,352
Saramin Co., Ltd.	284	3,368
Shinhan Financial Group Co., Ltd.	126	4,045
SK Hynix Inc.	81	9,323
		69,180
Indonesia 3.8%
PT Bank Mandiri (Persero) Tbk.	30,316	10,707
PT Dayamitra Telekomunikasi	85,051	3,414
PT Semen Indonesia (Persero) Tbk	7,586	1,551
PT. Avia Avian	80,563	2,004
PT. Bank Central Asia Tbk	21,415	12,875
PT. Bank Rakyat Indonesia (Persero) Tbk.	22,998	5,786
PT. Sarana Menara Nusantara	149,593	6,095
		42,432

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Mexico 3.3%
America Movil, S.A.B. De C.V. (c)	2,022	1,450
BBB Foods Inc. - Class A (b) (c)	78	2,215
Corporacion Moctezuma S.A.B. de C.V.	1,513	5,425
GRUMA, S.A.B. de C.V. - Class B	167	2,606
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (c)	223	3,918
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	24	4,115
Grupo Mexico, S.A.B. de C.V. - Class B	897	4,273
Qualitas Controladora, S.A.B. de C.V. (c)	1,156	9,731
Vista Energy, S.A.B. De C.V. - Series A - ADR (b)	54	2,919
		36,652
United States of America 3.2%
Broadcom Inc.	32	7,469
Cognizant Technology Solutions Corporation - Class A	69	5,320
Colgate-Palmolive Company	30	2,742
Marvell Technology, Inc.	50	5,545
Meta Platforms, Inc. - Class A	8	4,919
NVIDIA Corporation	39	5,270
Philip Morris International Inc.	40	4,780
		36,045
Singapore 3.2%
DBS Group Holdings Ltd	106	3,388
Grab Holdings Limited - Class A (b)	1,506	7,106
Haw Par Corporation Limited	762	6,224
Sea Limited - Class A - ADR (b)	128	13,577
Seatrium Limited (b) (c)	1,998	3,033
Singapore Telecommunications Limited	1,109	2,497
		35,825
Poland 2.6%
Allegro.eu (a) (b)	919	6,012
Grupa Pracuj Spolka Akcyjna	973	13,477
InPost S.A. (b)	245	4,195
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	312	3,466
Wirtualna Polska Holding SA	125	2,366
		29,516
Malaysia 2.3%
Carlsberg Brewery Malaysia Berhad	1,551	7,164
CIMB Group Holdings Berhad	3,056	5,603
Heineken Malaysia Berhad	1,743	9,409
Tenaga Nasional Berhad	980	3,270
		25,446
Saudi Arabia 2.3%
Al Rajhi Banking and Investment Corporation	110	2,770
BUPA Arabia for Cooperative Insurance Company	110	6,059
Saudi Arabian Oil Company (a)	497	3,713
Saudi Basic Industries Corporation	173	3,086
Saudi British Bank	540	4,831
Saudi National Bank, The	467	4,149
The Company For Cooperative Insurance	19	747
		25,355
Thailand 1.9%
Bangkok Bank Public Company Limited	1,111	4,912
Humanica Public Company Limited	15,135	3,716
SCB X Public Company Limited	525	1,807
True Corporation Public Company Limited - NVDR (b)	15,446	5,015
Union Auction Public Company Limited	24,952	6,113
		21,563
Lithuania 1.9%
Baltic Classifieds Group PLC	5,300	20,852
United Arab Emirates 1.7%
Adnoc Drilling Company PJSC	2,606	3,783
Adnoc Gas	1,949	1,863
ADNOC Logistics & Services PLC	136	201
Aldar Properties - P J S C	635	1,327
Alpha Dhabi Holding	1,168	3,790
First Abu Dhabi Bank P.J.S.C.	407	1,521
International Holdings Limited (b)	61	6,752
		19,237
South Africa 1.5%
Capitec Bank Holdings	31	5,165
Clicks Group	169	3,354
FirstRand Limited	1,091	4,382
Kumba Iron Ore Ltd (a)	34	581
Rand Merchant Investment Holdings Limited	1,092	3,841
		17,323
Canada 1.2%
Celestica Inc. (b)	141	13,019
United Kingdom 1.1%
NMC Health PLC (d)	119	—
Rightmove PLC	1,198	9,618
Unilever PLC - ADR	42	2,355
		11,973
Argentina 1.0%
Globant S.A. (b)	23	4,871
Grupo Financiero Galicia S.A. - Class B - ADR	26	1,626
MercadoLibre, Inc. (b)	3	4,268
		10,765
Kazakhstan 0.9%
Joint Stock Company Kaspi.Kz - ADR (a)	51	4,779
Joint Stock Company Kaspi.Kz - GDR (d) (e)	50	5,205
		9,984
Peru 0.6%
Credicorp Ltd.	37	6,811
Netherlands 0.6%
Prosus N.V. - Class N	169	6,715
Hong Kong 0.6%
Futu Holdings Limited - ADR (b)	36	2,920
Techtronic Industries Company Limited	283	3,726
		6,646
Hungary 0.5%
OTP Bank Nyrt.	111	6,062
France 0.5%
TotalEnergies SE	105	5,833
Chile 0.5%
Banco de Chile	48,055	5,449
Luxembourg 0.4%
Tenaris S.A.	266	4,986
Greece 0.0%
National Bank of Greece SA - Class R	36	288
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (d)	627	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	200	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (d)	101	—
Public Joint Stock Company Novatek (a) (b) (d)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (d)	1	—
Public Joint Stock Company Oil Company Lukoil - ADR (a) (b) (d)	47	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	544	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	2,990	—
Total Common Stocks (cost $1,039,537)		1,067,760
PREFERRED STOCKS 1.3%
Brazil 1.3%
Banco Bradesco S/A. (f)	2,122	3,965
Itau Unibanco Holding S.A. (f)	833	4,137
Petroleo Brasileiro S/A Petrobras. (f)	1,117	6,568
Total Preferred Stocks (cost $19,318)		14,670
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.5%
JNL Government Money Market Fund - Class I, 4.36% (g) (h)	35,978	35,978

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund - Institutional Class, 4.45% (g) (h)	3,144	3,144
		39,122
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (g) (h)	1,723	1,723
Total Short Term Investments (cost $40,845)		40,845
Total Investments 100.2% (cost $1,099,700)		1,123,275
Other Assets and Liabilities, Net (0.2)%		(2,484)
Total Net Assets 100.0%		1,120,791

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $5,205 and 0.5% of the Fund.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	16,934	588,861	569,817	1,016	—	—	35,978	3.2
JNL Government Money Market Fund, 4.46% - Class SL	1,756	62,695	62,728	83	—	—	1,723	0.1
T. Rowe Price Government Reserve Fund, 4.45% - Institutional Class	6,654	117,895	121,405	179	—	—	3,144	0.3
Vasta Platform Limited - Class A	4,770	—	2,358	—	(7,773)	5,361	—	—
	30,114	769,451	756,308	1,278	(7,773)	5,361	40,845	3.6

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/30/22	11,457	10,518	0.9
Allegro.eu	08/31/22	5,482	6,012	0.5
Joint Stock Company Kaspi.Kz	01/19/24	5,206	4,779	0.4
Kuaishou Technology	05/31/24	4,025	3,371	0.3
Kumba Iron Ore Ltd	10/18/23	859	581	0.1
Meituan - Class B	12/03/24	8,696	9,516	0.9
Public Joint Stock Company Gazprom	09/06/22	5,367	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	06/24/24	541	—	—
Public Joint Stock Company Mobile Telesystems	09/16/21	876	—	—
Public Joint Stock Company Novatek	04/11/13	2,678	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Oil Company Lukoil	04/25/21	3,890	—	—
Public Joint Stock Company Sberbank of Russia	07/25/16	2,176	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	05/25/21	4,462	—	—
Saudi Arabian Oil Company	04/23/24	3,684	3,713	0.3
Tongcheng-Elong Holdings Limited	07/20/21	5,023	5,553	0.5
		64,581	44,043	3.9

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	01/03/25	HKD	1,494	192	—
HUF/USD	SSB	01/02/25	HUF	13,321	34	—
HUF/USD	SSB	01/03/25	HUF	10,215	26	—
USD/PLN	BOA	01/02/25	PLN	(94)	(23)	—
USD/PLN	BOA	01/03/25	PLN	(7)	(2)	—
					227	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	171,712	890,843	5,205	1,067,760
Preferred Stocks	—	14,670	—	14,670
Short Term Investments	40,845	—	—	40,845
	212,557	905,513	5,205	1,123,275
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 91.5%
Industrials 23.4%
AAL Delaware Holdco, Inc.
2024 Term Loan B, 8.07%, (SOFR + 3.50%), 07/23/31 (a)	234	236
Advantage Sales & Marketing, Inc.
2024 Term Loan, 8.86%, (3 Month Term SOFR + 4.25%), 10/28/27 (a)	545	543
Advisor Group, Inc.
2024 Term Loan B, 8.09%, (SOFR + 3.50%), 08/17/28 (a)	5,003	5,017
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.05%, (1 Month Term SOFR + 3.50%), 06/17/28 (a)	7,297	7,297
Air Comm Corporation, LLC
2024 Delayed Draw Term Loan, 0.00%, 11/21/31 (a) (b)	44	44
2024 Term Loan, 7.40%, (SOFR + 3.00%), 11/21/31 (a)	531	530
Ali Group North America Corporation
2021 Term Loan B, 6.69%, (SOFR + 2.00%), 10/13/28 (a)	750	751
AlixPartners, LLP
2021 USD Term Loan B, 7.19%, (SOFR + 2.50%), 02/04/28 (a)	975	978
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.42%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	7,399	7,416
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.82%, (SOFR + 2.25%), 07/31/31 (a)	2,694	2,684
American Airlines, Inc.
2021 Term Loan, 9.63%, (3 Month Term SOFR + 4.75%), 03/10/28 (a)	4,311	4,419
2023 1st Lien Term Loan, 7.21%, (6 Month Term SOFR + 2.25%), 05/29/29 (a)	401	401
Amynta Agency Borrower Inc.
2024 Term Loan B, 8.09%, (SOFR + 3.75%), 02/28/28 (a)	150	150
2024 Term Loan B, 8.09%, (3 Month Term SOFR + 3.75%), 02/28/28 (a)	429	429
Anticimex International AB
2021 USD Term Loan B1, 7.72%, (SOFR + 3.15%), 07/21/28 (a)	337	339
2024 Term Loan B6, 7.97%, (SOFR + 3.40%), 11/16/28 (a)	652	656
APi Group DE, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.00%), 01/03/29 (a)	700	700
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, 10/10/31 (a) (b)	49	49
2024 Term Loan B, 9.30%, (SOFR + 4.75%), 10/10/31 (a)	426	428
Arsenal AIC Parent LLC
2024 1st Lien Term Loan B, 7.82%, (3 Month Term SOFR + 3.25%), 08/19/30 (a)	4,303	4,334
Artera Services, LLC
2024 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/31 (a) (b)	50	49
2024 Term Loan, 9.10%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	692	685
Arthur US Finco Inc
Term Loan B, 9.85%, (3 Month Term SOFR + 5.25%), 11/08/30 (a)	476	416
Assetmark Financial Holdings, Inc.
2024 Term Loan, 0.00%, (SOFR + 3.00%), 06/03/31 (a) (b)	2,000	2,006
2024 Term Loan, 7.60%, (SOFR + 3.00%), 06/03/31 (a)	1,744	1,749
Azuria Water Solutions, Inc.
2024 Term Loan B, 8.32%, (3 Month Term SOFR + 3.75%), 03/31/28 (a)	2,161	2,174
BCPE Empire Holdings, Inc.
2024 1st Lien Term Loan, 8.07%, (SOFR + 3.50%), 12/26/28 (a)	1,321	1,326
Bleriot US Bidco Inc.
2023 Term Loan B, 7.12%, (3 Month Term SOFR + 2.75%), 10/31/28 (a)	269	270
Boost Newco Borrower, LLC
2024 USD Term Loan B, 7.10%, (3 Month Term SOFR + 2.50%), 01/31/31 (a)	2,359	2,368
BrightView Landscapes, LLC
2024 Term Loan B, 7.09%, (3 Month Term SOFR + 2.50%), 04/20/29 (a)	2,469	2,479
Brock Holdings III, Inc.
2024 Term Loan B, 10.60%, (3 Month Term SOFR + 6.00%), 05/01/30 (a)	220	221
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 6.57%, (1 Month Term SOFR + 2.00%), 07/20/30 (a)	1,849	1,844
Carnival Corporation
2024 Term Loan B2, 7.32%, (SOFR + 2.75%), 08/09/27 (a)	1,453	1,462
2024 Term Loan B1, 7.32%, (SOFR + 2.75%), 10/18/28 (a)	4,204	4,226
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 8.32%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	846	819
Chart Industries, Inc.
2024 Term Loan B, 7.09%, (3 Month Term SOFR + 2.50%), 03/15/30 (a)	645	647
CHG Healthcare Services Inc.
2021 Term Loan, 8.19%, (SOFR + 3.50%), 09/22/28 (a)	1	1
2021 Term Loan, 8.28%, (SOFR + 3.50%), 09/22/28 (a)	415	416
2024 Term Loan B2, 8.19%, (SOFR + 3.50%), 09/29/28 (a)	1	1
2024 Term Loan B2, 8.28%, (SOFR + 3.50%), 09/29/28 (a)	347	349
Chromalloy Corporation
2024 Term Loan B, 8.35%, (SOFR + 3.75%), 03/21/31 (a)	378	378
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.69%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	4,888	4,911
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 08/23/28 (a) (b)	2	2
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.75%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	3,471	3,475
Conair Holdings, LLC
Term Loan B, 8.44%, (SOFR + 3.75%), 05/13/28 (a)	2,195	1,966
Constant Contact Inc
Term Loan, 8.92%, (3 Month Term SOFR + 4.00%), 02/10/28 (a)	982	874
Construction Partners Inc
Term Loan B, 6.84%, (SOFR + 2.50%), 10/30/31 (a)	435	436
Core & Main LP
2024 Incremental Term Loan B, 6.38%, (3 Month Term SOFR + 2.00%), 02/05/31 (a)	213	214
Covanta Holding Corporation
2024 1st Lien Term Loan B, 7.02%, (SOFR + 2.50%), 11/30/28 (a)	368	368
2024 1st Lien Term Loan C, 7.02%, (SOFR + 2.50%), 11/30/28 (a)	20	20
Covetrus, Inc.
Term Loan, 9.60%, (3 Month Term SOFR + 5.00%), 09/21/29 (a)	4,088	3,923
CP Atlas Buyer, Inc.
2021 Term Loan B, 8.42%, (1 Month Term SOFR + 3.75%), 11/23/27 (a)	3,640	3,541
CPI Holdco B LLC
2024 Term Loan, 6.57%, (3 Month Term SOFR + 2.00%), 05/10/31 (a)	539	537
CPM Holdings, Inc.
2023 Term Loan, 9.05%, (1 Month Term SOFR + 4.50%), 09/18/28 (a)	158	153
CQP Holdco LP
2024 Term Loan B, 6.85%, (3 Month Term SOFR + 2.25%), 12/31/30 (a)	7,104	7,110
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Crown Equipment Corporation
Term Loan B, 6.94%, (SOFR + 2.50%), 10/02/31 (a)	210	211
Crown Subsea Communications Holding,Inc.
2024 Term Loan B1, 8.57%, (3 Month Term SOFR + 4.00%), 01/30/31 (a)	3,378	3,425
Darktrace PLC
1st Lien Term Loan, 7.89%, (3 Month Term SOFR + 3.25%), 07/02/31 (a)	810	809
2nd Lien Term Loan, 9.89%, (SOFR + 5.25%), 07/02/32 (a)	235	232
DG Investment Intermediate Holdings 2, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.75%), 03/31/28 (a) (b)	39	39
2021 Term Loan, 8.44%, (SOFR + 3.75%), 03/31/28 (a)	613	618
Dragon Buyer, Inc
Term Loan B, 7.91%, (SOFR + 3.25%), 09/24/31 (a)	355	355
DXP Enterprises, Inc.
2023 Term Loan B, 9.32%, (SOFR + 4.75%), 10/06/30 (a)	228	230
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.82%, (SOFR + 2.25%), 10/24/31 (a)	467	469
2024 1st Lien Term Loan B2, 6.82%, (SOFR + 2.25%), 10/24/31 (a)	178	178
EAB Global, Inc.
2021 Term Loan, 7.82%, (SOFR + 3.25%), 08/16/28 (a)	523	525
Echo Global Logistics, Inc.
Term Loan, 8.42%, (1 Month Term SOFR + 3.75%), 11/09/28 (a)	353	348
EMG Utica Midstream Holdings LLC
Term Loan, 0.00%, (SOFR + 4.00%), 10/24/29 (a) (b)	315	316
Employbridge Holding Company
2021 Term Loan B, 9.62%, (3 Month Term SOFR + 4.75%), 07/16/28 (a)	4,985	3,235
2021 Term Loan B, 10.43%, (3 Month Term SOFR + 4.75%), 07/16/28 (a)	13	8
EMRLD Borrower LP
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 06/18/31 (a) (b)	45	45
2024 Term Loan B, 7.07%, (3 Month Term SOFR + 2.50%), 06/18/31 (a)	274	275
Ensemble RCM, LLC
2024 Term Loan B, 7.59%, (SOFR + 3.00%), 08/01/29 (a)	3,707	3,730
Esdec Solar Group B.V.
Term Loan B, 9.87%, (3 Month Term SOFR + 5.00%), 08/23/28 (a) (c)	442	372
Fertitta Entertainment, LLC
2022 Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 01/13/29 (a) (d)	4,880	4,894
Fiesta Purchaser, Inc.
2024 Term Loan B, 8.57%, (1 Month Term SOFR + 4.00%), 01/31/31 (a)	602	602
First Student Bidco Inc
Term Loan B, 7.87%, (3 Month Term SOFR + 3.00%), 07/13/28 (a)	1,848	1,850
2024 Term Loan C, 6.89%, (SOFR + 2.50%), 07/21/28 (a)	565	566
Fleet Midco I Limited
2024 1st Lien Term Loan B, 7.58%, (SOFR + 2.75%), 04/18/30 (a)	342	344
Focus Financial Partners, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.25%), 09/10/31 (a) (b)	123	124
2024 Term Loan B8, 7.82%, (SOFR + 3.25%), 09/10/31 (a)	1,147	1,156
Forward Air Corporation
Term Loan B, 9.09%, (SOFR + 4.50%), 09/20/30 (a)	738	741
Foundever Worldwide Corporation
2021 USD Term Loan, 8.44%, (SOFR + 3.75%), 07/28/28 (a)	6,111	4,078
Franchise Group Intermediate Holdco, LLC
2024 DIP New Money Term Loan, 0.00%, (SOFR + 9.00%), 05/07/25 (a) (b) (c)	63	63
2024 DIP New Money Term Loan, 13.50%, (SOFR + 9.00%), 05/07/25 (a) (c)	66	66
2024 DIP New Money Term Loan, 13.60%, (SOFR + 9.00%), 05/07/25 (a) (c)	113	113
2021 First Out Term Loan B, 10.39%, (3 Month Term SOFR + 4.75%), 02/24/26 (a)	943	540
GEN II Fund Services LLC
2024 Term Loan B, 7.34%, (SOFR + 2.75%), 11/19/31 (a)	420	422
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 6.36%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	608	607
Gloves Buyer, Inc.
2021 Term Loan, 8.69%, (SOFR + 4.00%), 12/29/27 (a)	1,466	1,464
Goat Holdco LLC
Term Loan, 0.00%, (SOFR + 3.00%), 12/11/31 (a) (b)	1,789	1,788
Grant Thornton Advisors LLC
Term Loan B, 0.00%, (SOFR + 3.25%), 05/30/31 (a) (b)	284	284
Term Loan B, 7.82%, (SOFR + 3.25%), 05/30/31 (a)	2,415	2,413
Term Loan, 0.00%, (SOFR + 2.75%), 06/02/31 (a) (b)	35	35
Griffon Corporation
2024 Term Loan B, 6.82%, (3 Month Term SOFR + 2.25%), 01/24/29 (a)	918	921
Groupe Solmax Inc.
Term Loan, 9.44%, (3 Month Term SOFR + 4.75%), 06/28/28 (a)	676	621
Term Loan, 9.62%, (3 Month Term SOFR + 4.75%), 06/28/28 (a)	786	722
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 6.85%, (SOFR + 2.25%), 04/22/30 (a)	898	899
Heritage-Crystal Clean, Inc.
Term Loan B, 8.36%, (3 Month Term SOFR + 4.00%), 10/05/30 (a)	4,204	4,227
HighTower Holdings LLC
2024 Term Loan B, 8.07%, (SOFR + 3.50%), 04/21/28 (a)	704	706
Homeserve USA Holding Corp
2024 Term Loan B, 6.37%, (SOFR + 2.00%), 10/21/30 (a)	640	640
Horizon US Finco LP
Term Loan, 0.00%, (SOFR + 4.75%), 12/16/31 (a) (b)	500	497
Hunter Holdco 3 Limited
USD Term Loan B, 8.95%, (3 Month Term SOFR + 4.25%), 08/05/28 (a)	3,029	2,987
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 6.60%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	206	207
IVC Acquisition Ltd
2024 USD Term Loan B, 9.39%, (3 Month Term SOFR + 4.75%), 11/16/28 (a)	772	778
Janus International Group, LLC
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.50%), 08/02/30 (a)	177	177
JBT Corporation
Term Loan, 0.00%, (SOFR + 2.25%), 10/09/31 (a) (b)	190	191
Johnstone Supply LLC
Term Loan, 7.51%, (3 Month Term SOFR + 3.00%), 05/15/31 (a)	435	436
Term Loan B, 0.00%, (Prime + 2.50%), 06/09/31 (a) (b)	50	50
Kaman Corporation
2024 Term Loan, 8.10%, (3 Month Term SOFR + 3.50%), 03/27/31 (a)	340	342
KNS Acquisition Corp.
Term Loan, 10.94%, (1 Month Term SOFR + 6.25%), 04/16/27 (a)	485	298

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Kohler Energy Co LLC
USD Term Loan B, 8.35%, (3 Month Term SOFR + 3.75%), 01/30/31 (a)	3,451	3,443
KUEHG Corp.
2024 Term Loan, 7.84%, (SOFR + 3.25%), 06/12/30 (a)	1,108	1,118
LaserShip, Inc.
2024 New Money Term Loan A, 10.76%, (SOFR + 6.25%), 01/02/29 (a)	122	127
2024 Term Loan B, 9.37%, (SOFR + 4.50%), 08/10/29 (a)	343	259
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.30%, (SOFR + 3.75%), 06/06/31 (a)	1,061	1,050
LC AHAB US Bidco LLC
Term Loan B, 7.57%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	219	221
Learning Care Group (US) No. 2 Inc.
2024 Term Loan B, 8.52%, (SOFR + 4.00%), 08/11/28 (a)	59	60
2024 Term Loan B, 8.60%, (SOFR + 4.00%), 08/11/28 (a)	15	15
2024 Term Loan B, 8.60%, (SOFR + 4.00%), 08/11/28 (a)	178	179
2024 Term Loan B, 8.65%, (SOFR + 4.00%), 08/11/28 (a)	99	99
LSF11 Trinity Bidco Inc.
2024 Term Loan B, 8.09%, (SOFR + 3.50%), 06/14/30 (a)	107	108
LSF12 Badger Bidco LLC
Term Loan B, 10.57%, (1 Month Term SOFR + 6.00%), 07/25/30 (a)	4,416	4,339
Madison IAQ LLC
Term Loan, 7.89%, (SOFR + 2.75%), 06/15/28 (a)	1,063	1,065
Madison Safety & Flow LLC
2024 Term Loan B, 7.82%, (SOFR + 3.25%), 09/19/31 (a)	2,940	2,959
MajorDrive Holdings IV LLC
Term Loan B, 8.87%, (3 Month Term SOFR + 4.00%), 05/12/28 (a)	3,647	3,548
Maximus, Inc.
2024 Term Loan B, 6.60%, (SOFR + 2.00%), 05/21/31 (a)	194	194
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 8.19%, (1 Month Term SOFR + 3.50%), 10/08/28 (a)	3,608	2,530
Modena Buyer LLC
Term Loan, 9.10%, (3 Month Term SOFR + 4.50%), 04/03/31 (a)	1,685	1,627
Neptune Bidco US Inc
2022 USD Term Loan A, 9.51%, (SOFR + 4.75%), 10/11/28 (a)	438	392
2022 USD Term Loan B, 9.76%, (SOFR + 5.00%), 04/11/29 (a)	5,340	4,781
NorthRiver Midstream Finance LP
2023 USD Term Loan B, 6.86%, (3 Month Term SOFR + 2.25%), 08/10/30 (a)	4,033	4,036
OMNIA Partners LLC
2024 Term Loan B, 7.37%, (3 Month Term SOFR + 2.75%), 07/25/30 (a)	883	887
Optiv Security, Inc.
2023 Term Loan, 9.87%, (3 Month Term SOFR + 5.25%), 08/17/26 (a)	603	494
Oscar AcquisitionCo, LLC
Term Loan B, 8.50%, (3 Month Term SOFR + 4.25%), 04/29/29 (a)	1,050	1,037
Osmose Utilities Services, Inc.
Term Loan, 7.94%, (SOFR + 3.25%), 06/18/28 (a)	975	975
Parexel International Corporation
2024 Term Loan B, 7.57%, (SOFR + 3.00%), 11/15/28 (a)	1,616	1,625
Patagonia Holdco LLC
Term Loan B1, 10.27%, (3 Month Term SOFR + 5.75%), 08/01/29 (a) (d)	352	311
Pelican Products, Inc.
2021 Term Loan, 9.12%, (3 Month Term SOFR + 4.25%), 11/16/28 (a)	5,789	5,187
Pike Corporation
2021 Incremental Term Loan B, 7.69%, (SOFR + 3.00%), 01/15/28 (a)	1,000	1,007
Pitney Bowes Inc.
2021 Term Loan B, 8.69%, (SOFR + 4.00%), 03/12/28 (a)	2,511	2,524
Planet US Buyer LLC
2024 Term Loan B, 7.52%, (3 Month Term SOFR + 3.00%), 02/01/31 (a)	493	496
Plano HoldCo Inc
Term Loan B, 8.09%, (SOFR + 3.50%), 08/01/31 (a)	265	267
PMHC II, Inc.
2022 Term Loan B, 9.06%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	2,254	2,218
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.60%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	51	52
PUG LLC
2024 Extended Term Loan B, 9.32%, (3 Month Term SOFR + 4.75%), 03/12/30 (a)	4,097	4,099
Rand Parent, LLC
2023 Term Loan B, 8.35%, (3 Month Term SOFR + 3.75%), 02/09/30 (a)	3,582	3,599
Red Planet Borrower, LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 09/23/28 (a) (b)	—	—
Term Loan B, 8.17%, (1 Month Term SOFR + 3.50%), 09/23/28 (a)	603	592
Resideo Funding Inc.
2024 Term Loan B, 6.34%, (3 Month Term SOFR + 2.00%), 02/14/28 (a)	32	33
Roper Industrial Products Investment Company LLC
2024 USD Term Loan B, 7.65%, (3 Month Term SOFR + 3.25%), 11/22/29 (a)	5,250	5,259
Smyrna Ready Mix Concrete, LLC
2023 Term Loan, 8.07%, (1 Month Term SOFR + 3.50%), 04/02/29 (a)	2,126	2,148
Southern Veterinary Partners, LLC
2024 1st Lien Term Loan, 7.71%, (SOFR + 3.25%), 10/30/31 (a)	1,105	1,112
Spin Holdco Inc.
2021 Term Loan, 8.71%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	8,035	6,748
Star Parent, Inc.
Term Loan B, 8.35%, (3 Month Term SOFR + 3.75%), 09/19/30 (a)	4,963	4,842
Tempo Acquisition LLC
2024 Term Loan B, 6.82%, (SOFR + 2.25%), 08/31/28 (a)	287	288
Thunder Generation Funding LLC
Term Loan B, 7.58%, (SOFR + 3.00%), 09/26/31 (a)	3,056	3,073
Tidal Waste & Recycling Holdings LLC
Term Loan B, 8.07%, (SOFR + 3.50%), 10/06/31 (a)	220	221
Titan Acquisition Limited
2024 Term Loan B, 9.07%, (6 Month Term SOFR + 4.50%), 02/01/29 (a)	5,528	5,569
TK Elevator US Newco Inc
USD Term Loan B, 8.59%, (SOFR + 3.50%), 04/11/30 (a)	301	302
TKC Holdings, Inc.
2024 Term Loan, 9.36%, (SOFR + 5.00%), 05/15/28 (a)	3,314	3,349
TransDigm, Inc.
2023 Term Loan J, 7.10%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	10,757	10,771
2024 Term Loan, 10.00%, (Prime + 1.50%), 09/05/32 (a)	494	495
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.63%, (SOFR + 2.00%), 02/22/31 (a)	3,051	3,057

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
US Fertility Enterprises LLC
2024 Delayed Draw Term Loan, 0.00%, 10/03/31 (a) (b)	11	11
2024 Term Loan, 9.16%, (3 Month Term SOFR + 4.50%), 10/03/31 (a)	249	250
Vaco Holdings, LLC
2022 Term Loan, 9.67%, (3 Month Term SOFR + 5.00%), 01/07/29 (a)	1,589	1,466
Veritiv Corporation
Term Loan B, 0.00%, (SOFR + 4.50%), 11/30/30 (a) (b)	1,437	1,440
Waterbridge Midstream Operating LLC
2024 Term Loan B, 0.00%, (SOFR + 4.50%), 05/07/29 (a) (b)	1,667	1,682
2024 Term Loan B, 9.02%, (3 Month Term SOFR + 4.50%), 05/07/29 (a)	2,880	2,906
WEC US Holdings Ltd.
2024 Term Loan, 6.80%, (1 Month Term SOFR + 2.25%), 01/20/31 (a)	1,651	1,651
Wellful Inc
Term Loan, 0.00%, (SOFR + 5.00%), 04/19/30 (a) (b) (c)	340	340
WestJet Loyalty LP
Term Loan B, 7.84%, (3 Month Term SOFR + 3.25%), 02/01/31 (a)	1,746	1,751
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 7.44%, (1 Month Term SOFR + 2.75%), 03/31/28 (a)	393	383
		257,753
Information Technology 13.8%
Ahead DB Holdings, LLC
2024 Term Loan B3, 8.10%, (1 Month Term SOFR + 3.50%), 01/24/31 (a)	6,871	6,907
Applied Systems, Inc.
2024 1st Lien Term Loan, 7.60%, (3 Month Term SOFR + 3.00%), 02/07/31 (a)	901	909
Ascend Learning, LLC
2021 Term Loan, 8.17%, (SOFR + 3.50%), 11/18/28 (a)	1,614	1,620
2021 2nd Lien Term Loan, 10.42%, (SOFR + 5.75%), 11/18/29 (a)	585	579
Athenahealth Group, Inc.
2022 Term Loan B, 7.82%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	7,124	7,131
BCPE Pequod Buyer, Inc.
Term Loan, 0.00%, (SOFR + 3.50%), 09/19/31 (a) (b)	2,803	2,824
Boxer Parent Company Inc.
2024 USD Term Loan B, 8.34%, (3 Month Term SOFR + 3.75%), 07/03/31 (a)	6,082	6,127
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.32%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	728	727
CD&R Hydra Buyer Inc.
2024 Term Loan B, 8.67%, (1 Month Term SOFR + 4.00%), 03/15/31 (a)	863	865
Central Parent Inc.
2024 Term Loan B, 7.85%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	6,174	6,082
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 8.02%, (SOFR + 3.50%), 03/30/29 (a)	3,749	3,757
2024 Third Amendment Term Loan, 9.06%, (3 Month Term SOFR + 3.75%), 03/19/31 (a)	863	865
2024 Third Amendment Term Loan, 9.06%, (SOFR + 3.75%), 03/19/31 (a)	2	2
2024 USD Term Loan, 8.31%, (SOFR + 3.75%), 03/24/31 (a)	1,957	1,961
ConnectWise, LLC
2021 Term Loan B, 8.37%, (3 Month Term SOFR + 3.50%), 09/23/28 (a)	1,128	1,134
Dayforce, Inc.
Term Loan B, 7.09%, (1 Month Term SOFR + 2.50%), 02/16/31 (a)	313	315
DCert Buyer, Inc.
2019 Term Loan B, 8.57%, (1 Month Term SOFR + 4.00%), 07/31/26 (a)	4,286	4,106
2021 2nd Lien Term Loan, 11.57%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	250	200
Delta TopCo, Inc.
2024 Term Loan, 7.88%, (SOFR + 3.50%), 12/24/29 (a)	4,356	4,388
ECL Entertainment, LLC
2024 1st Lien Term Loan B, 8.07%, (SOFR + 3.50%), 08/31/30 (a)	218	219
Epicor Software Corporation
2024 Delayed Draw Term Loan, 7.63%, 05/23/31 (a)	447	449
2024 Term Loan E, 7.82%, (3 Month Term SOFR + 3.25%), 05/23/31 (a)	4,696	4,726
Eta Australia Holdings III Pty Ltd
Term Loan, 8.57%, (1 Month Term SOFR + 4.00%), 03/08/26 (a)	1,390	1,364
Flexera Software LLC
2024 Term Loan, 7.88%, (SOFR + 3.50%), 03/03/28 (a)	711	715
Fortress Intermediate 3, Inc
Term Loan B, 8.07%, (SOFR + 3.50%), 05/09/31 (a)	4,916	4,925
Gainwell Acquisition Corp.
Term Loan B, 8.70%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	6,705	6,480
Galaxy US Opco Inc.
Term Loan, 9.34%, (3 Month Term SOFR + 4.75%), 04/19/29 (a)	481	426
Gen Digital Inc.
2024 Term Loan B, 6.32%, (SOFR + 1.75%), 01/28/29 (a)	1,222	1,218
Genesys Cloud Services Holdings II LLC
2024 USD Term Loan B, 7.57%, (SOFR + 3.00%), 12/01/27 (a)	1,728	1,740
Go Daddy Operating Company, LLC
2024 Term Loan B7, 6.32%, (1 Month Term SOFR + 1.75%), 05/21/31 (a)	977	976
Helios Software Holdings, Inc.
2024 Term Loan B, 8.09%, (SOFR + 3.50%), 07/18/30 (a)	3,800	3,815
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.37%, (SOFR + 3.00%), 03/01/29 (a)	5,879	5,877
MH Sub I, LLC
2023 Term Loan, 0.00%, (SOFR + 4.25%), 04/13/28 (a) (b)	55	55
2023 Term Loan, 8.82%, (1 Month Term SOFR + 4.25%), 04/13/28 (a)	8,099	8,098
Term Loan, 0.00%, (SOFR + 4.25%), 12/11/31 (a) (b)	3,000	2,971
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.82%, (SOFR + 3.25%), 06/05/31 (a)	843	842
MKS Instruments, Inc.
2024 USD Term Loan B, 6.59%, (SOFR + 2.25%), 08/17/29 (a)	659	660
MPH Acquisition Holdings LLC
2021 Term Loan B, 9.03%, (3 Month Term SOFR + 4.25%), 08/17/28 (a)	2,977	2,520
NCR Atleos LLC
2024 Term Loan B, 8.40%, (Prime + 3.75%), 04/16/29 (a)	451	452
Open Text Corporation
2023 Term Loan B, 6.32%, (SOFR + 1.75%), 01/31/30 (a)	4,778	4,776
Particle Investments S.a.r.l.
2024 Term Loan B, 8.57%, (1 Month Term SOFR + 4.00%), 03/19/31 (a)	169	170
Peraton Corp.
Term Loan B, 8.42%, (SOFR + 3.75%), 02/22/28 (a)	4,045	3,756
PointClickCare Technologies, Inc.
2024 USD Term Loan B, 7.82%, (SOFR + 3.25%), 10/11/31 (a)	3,064	3,079
Polaris Newco LLC
USD Term Loan B, 8.85%, (3 Month Term SOFR + 4.00%), 06/03/28 (a)	3,519	3,522

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Priority Holdings, LLC
2024 Term Loan B, 9.32%, (SOFR + 4.75%), 05/16/31 (a)	130	130
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 0.00%, (SOFR + 3.25%), 10/28/30 (a) (b)	375	377
2024 Term Loan B, 0.00%, (SOFR + 3.25%), 10/28/30 (a) (b)	1,000	1,006
2024 1st Lien Term Loan B, 7.77%, (SOFR + 3.25%), 10/28/30 (a)	960	966
Project Alpha Intermediate Holding, Inc.
Term Loan, 0.00%, (SOFR + 3.25%), 10/28/30 (a) (b)	810	815
Term Loan, 0.00%, (SOFR + 5.00%), 11/22/32 (a) (b)	470	476
Project Boost Purchaser, LLC
2024 Term Loan, 8.15%, (3 Month Term SOFR + 3.50%), 07/02/31 (a)	812	817
2024 2nd Lien Term Loan, 9.90%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	145	148
Proofpoint, Inc.
2024 Term Loan, 7.57%, (SOFR + 3.00%), 08/31/28 (a)	226	227
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 7.35%, (SOFR + 2.75%), 03/15/28 (a)	814	468
2024 First Lien First Out Term Loan, 10.85%, (3 Month Term SOFR + 6.25%), 05/15/28 (a)	190	196
RealPage, Inc
1st Lien Term Loan, 7.69%, (SOFR + 3.00%), 02/18/28 (a)	1,231	1,227
2024 Incremental Term Loan, 8.10%, (SOFR + 3.75%), 04/24/28 (a)	1,144	1,148
Renaissance Holding Corp.
2024 Term Loan, 8.70%, (3 Month Term SOFR + 4.25%), 04/08/30 (a)	965	962
Rocket Software, Inc.
2023 USD Term Loan B, 8.82%, (1 Month Term SOFR + 4.25%), 11/28/28 (a)	4,975	5,006
Sabre GLBL Inc.
2022 1st Lien Term Loan B, 0.00%, (SOFR + 5.00%), 06/09/28 (a) (b)	1,883	1,831
2022 1st Lien Term Loan B, 9.67%, (SOFR + 5.00%), 06/09/28 (a)	1,006	978
Sandisk Corp
Term Loan, 0.00%, (SOFR + 3.00%), 12/12/31 (a) (b)	4,893	4,801
Sophia, L.P.
2024 1st Lien Term Loan B, 7.60%, (SOFR + 3.00%), 10/29/29 (a)	1,310	1,318
Sovos Compliance, LLC
2021 Term Loan, 9.19%, (1 Month Term SOFR + 4.50%), 08/11/28 (a)	491	494
SS&C Technologies Inc.
2024 Term Loan B8, 6.57%, (SOFR + 2.00%), 05/09/31 (a)	2,943	2,949
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 8.77%, (SOFR + 4.25%), 10/11/31 (a)	410	411
TTM Technologies, Inc.
2024 Term Loan B, 6.80%, (SOFR + 2.25%), 05/23/30 (a)	866	865
UKG Inc.
2024 Term Loan B, 7.62%, (3 Month Term SOFR + 3.00%), 01/30/31 (a)	5,666	5,703
Veritiv Corporation
2024 Term Loan B2, 6.66%, (SOFR + 2.00%), 03/02/27 (a)	1,466	1,466
VS Buyer, LLC
2024 1st Lien Term Loan B, 7.12%, (SOFR + 2.75%), 04/12/31 (a)	454	457
Zayo Group Holdings, Inc.
USD Term Loan, 7.69%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	1,440	1,346
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 10.00%, (SOFR + 3.25%), 10/24/31 (a)	1,310	1,313
		152,231
Communication Services 11.9%
19th Holdings Golf, LLC
2022 Term Loan B, 7.86%, (SOFR + 3.25%), 01/27/29 (a)	828	813
888 Acquisitions Limited
USD Term Loan B, 9.50%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	2,268	2,175
Academy, Ltd.
2021 Term Loan, 8.42%, (1 Month Term SOFR + 3.75%), 11/05/27 (a)	163	163
AIT Worldwide Logistics, Inc
2024 Term Loan B, 9.28%, (SOFR + 4.75%), 04/06/30 (a)	550	553
Allen Media, LLC
2021 Term Loan B, 10.25%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (d)	7,859	5,099
Altice Financing SA
2022 USD Term Loan, 9.66%, (SOFR + 5.00%), 10/31/27 (a)	8,450	7,027
Altice France S.A.
2018 Term Loan B13, 8.68%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	983	791
2023 USD Term Loan B14, 10.16%, (SOFR + 5.50%), 08/31/28 (a)	6,878	5,502
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.36%, (SOFR + 7.00%), 01/04/29 (a)	2,189	2,222
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.19%, (SOFR + 5.50%), 07/21/27 (a)	1,103	1,077
High-Yield Term Loan B2, 10.19%, (SOFR + 5.50%), 07/21/27 (a)	275	266
Arcis Golf LLC
2023 Term Loan B, 8.21%, (1 Month Term SOFR + 3.75%), 11/24/28 (a)	345	349
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.96%, (3 Month Term SOFR + 5.09%), 07/31/25 (a)	7,062	5,123
2024 Incremental Second Out Term Loan, 12.37%, (3 Month Term SOFR + 7.50%), 07/31/25 (a)	206	201
Term Loan, 0.00%, (SOFR + 10.00%), 12/31/49 (a) (b) (c)	12	12
Century De Buyer LLC
Term Loan B, 8.36%, (3 Month Term SOFR + 4.00%), 09/27/30 (a)	499	503
Ciena Corporation
2020 Term Loan B, 6.37%, (1 Month Term SOFR + 2.00%), 10/24/30 (a)	133	133
Cimpress Public Limited Company
2024 USD Term Loan B, 7.40%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	2,954	2,965
City Football Group Limited
2024 Term Loan, 7.69%, (SOFR + 3.00%), 07/21/30 (a)	1,502	1,495
ClubCorp Holdings, Inc.
2023 Term Loan B2, 9.87%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	569	570
CMG Media Corporation
2024 Term Loan, 8.17%, (SOFR + 3.50%), 06/18/29 (a)	3,877	3,463
2024 Term Loan, 8.27%, (SOFR + 3.50%), 06/18/29 (a)	885	790
CommScope, Inc.
2019 Term Loan B, 0.00%, (SOFR + 3.25%), 02/07/26 (a) (b)	781	769
2019 Term Loan B, 7.94%, (SOFR + 3.25%), 02/07/26 (a)	729	719
Connect Finco Sarl
2024 Extended Term Loan B, 9.07%, (1 Month Term SOFR + 4.50%), 09/11/29 (a)	4,164	3,634
Consolidated Communications, Inc.
2021 Term Loan B, 8.19%, (1 Month Term SOFR + 3.50%), 09/15/27 (a)	1,000	988
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 6.86%, (1 Month Term SOFR + 2.25%), 01/22/28 (a)	1,500	1,492

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Crown Finance US, Inc.
2024 Term Loan B, 11.75%, (SOFR + 4.25%), 10/31/31 (a)	1,445	1,443
CSC Holdings, LLC
2022 Term Loan B6, 8.90%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	5,617	5,499
Dave & Buster's, Inc.
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.25%), 06/29/29 (a)	307	301
2024 1st Lien Term Loan B, 7.81%, (SOFR + 3.25%), 09/26/31 (a)	425	416
DirecTV Financing, LLC
Term Loan, 9.85%, (1 Month Term SOFR + 5.00%), 07/22/27 (a)	2,472	2,476
2024 Term Loan, 10.10%, (1 Month Term SOFR + 5.25%), 08/02/29 (a)	3,320	3,255
Dotdash Meredith Inc
Term Loan B, 8.05%, (SOFR + 3.50%), 11/23/28 (a)	953	959
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 7.94%, (SOFR + 3.25%), 11/18/28 (a)	96	95
Flutter Financing B.V.
2024 Term Loan B, 6.12%, (SOFR + 1.75%), 11/30/30 (a)	2,076	2,070
Frontier Communications Corp.
2024 Term Loan B, 8.76%, (3 Month Term SOFR + 3.50%), 06/20/31 (a)	5,192	5,248
Gray Television, Inc.
2024 Term Loan B, 9.80%, (3 Month Term SOFR + 5.25%), 05/22/29 (a)	4,951	4,674
Great Outdoors Group, LLC
2021 Term Loan B2, 8.44%, (SOFR + 3.75%), 02/26/28 (a)	17,703	17,765
GVC Holdings (Gibraltar) Limited
2024 USD Term Loan B3, 8.01%, (6 Month Term SOFR + 2.75%), 10/31/29 (a)	5,349	5,360
Herschend Entertainment Company, LLC
2021 Term Loan, 7.57%, (1 Month Term SOFR + 3.00%), 08/18/28 (a)	975	978
II-VI Incorporated
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.50%), 07/02/29 (a)	926	927
LCPR Loan Financing LLC
2021 Term Loan B, 8.26%, (1 Month Term SOFR + 3.75%), 09/25/28 (a)	500	447
Life Time Fitness Inc
2024 Term Loan B, 7.03%, (SOFR + 2.50%), 10/22/31 (a)	615	617
Light and Wonder International, Inc.
2024 Term Loan B2, 6.63%, (SOFR + 2.25%), 04/19/29 (a)	3,613	3,623
Lorca Holdco Limited
2024 USD Term Loan, 8.10%, (SOFR + 3.50%), 04/17/31 (a)	218	220
Lumen Technologies, Inc.
Term Loan, 0.00%, (SOFR + 6.00%), 06/01/28 (a) (b)	225	225
2024 Extended Term Loan B1, 0.00%, (SOFR + 2.35%), 04/15/29 (a) (b)	620	582
2024 Extended Term Loan B1, 7.04%, (SOFR + 2.35%), 04/15/29 (a)	25	23
2024 Extended Term Loan B2, 0.00%, (SOFR + 2.35%), 04/15/30 (a) (b)	1,295	1,203
2024 Extended Term Loan B2, 7.04%, (SOFR + 2.35%), 04/15/30 (a)	25	23
Ontario Gaming GTA LP
Term Loan B, 8.89%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	480	481
Recess Holdings, Inc.
2024 Term Loan B, 9.09%, (3 Month Term SOFR + 4.50%), 02/14/30 (a)	338	341
SBA Senior Finance II LLC
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 1.75%), 01/20/31 (a)	352	352
Scientific Games Holdings LP
2024 USD Term Loan B, 7.59%, (3 Month Term SOFR + 3.00%), 04/04/29 (a)	4,418	4,425
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.92%, (3 Month Term SOFR + 9.05%), 11/01/25 (a)	433	22
Tait, LLC
2024 Term Loan B, 9.07%, (SOFR + 4.50%), 08/14/31 (a)	215	216
Telesat Canada
Term Loan B5, 7.53%, (3 Month Term SOFR + 2.75%), 11/22/26 (a)	3,000	1,678
Topgolf Callaway Brands Corp.
Term Loan B, 7.57%, (1 Month Term SOFR + 3.00%), 03/14/30 (a)	991	985
TripAdvisor Inc
Term Loan, 7.32%, (SOFR + 2.75%), 07/01/31 (a)	214	216
UFC Holdings, LLC
2024 Term Loan B, 6.77%, (SOFR + 2.25%), 11/13/31 (a)	2,465	2,475
Univision Communications Inc.
2022 Term Loan B, 7.94%, (SOFR + 3.25%), 05/06/28 (a)	2,034	2,014
2022 First Lien Term Loan B, 0.00%, (SOFR + 4.25%), 06/10/29 (a) (b)	2,000	2,006
ViaSat, Inc.
Term Loan, 9.07%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	5,090	4,567
2023 Term Loan, 9.06%, (SOFR + 4.50%), 05/30/30 (a)	3,160	2,815
Virgin Media Bristol LLC
USD Term Loan N, 7.01%, (1 Month Term SOFR + 2.50%), 10/03/27 (a)	700	694
2023 USD Term Loan Y, 7.72%, (SOFR + 3.17%), 03/06/31 (a)	590	583
		131,193
Consumer Discretionary 9.7%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.32%, (SOFR + 1.75%), 09/23/30 (a)	3,960	3,936
ABG Intermediate Holdings 2 LLC
2024 Term Loan B, 7.09%, (SOFR + 2.25%), 12/21/28 (a)	7,315	7,337
ACProducts, Inc.
2021 Term Loan B, 9.12%, (3 Month Term SOFR + 4.25%), 05/17/28 (a)	1,679	1,352
Adient US LLC
2024 Term Loan B2, 6.82%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	5,094	5,110
American Trailer World Corp.
Term Loan B, 0.00%, (SOFR + 3.75%), 02/17/28 (a) (b)	1,000	885
Term Loan B, 8.42%, (SOFR + 3.75%), 02/17/28 (a)	3,232	2,860
Apro, LLC
2024 Term Loan B, 8.27%, (SOFR + 3.75%), 06/26/31 (a)	524	528
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 6.32%, (SOFR + 1.75%), 05/09/31 (a)	447	448
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.27%, (SOFR + 2.75%), 10/01/31 (a)	1,135	1,144
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 7.32%, (1 Month Term SOFR + 2.75%), 12/13/29 (a)	544	545
Caesars Entertainment Inc.
Term Loan B, 6.82%, (3 Month Term SOFR + 2.25%), 01/25/30 (a)	9,567	9,563
2024 Term Loan B1, 6.82%, (3 Month Term SOFR + 2.25%), 01/24/31 (a)	1,156	1,157
Champ Acquisition Corporation
2024 Term Loan B, 0.00%, (SOFR + 4.50%), 11/08/31 (a) (b)	1,000	1,006
2024 Term Loan B, 9.09%, (SOFR + 4.50%), 11/08/31 (a)	505	508
Clarios Global LP
2024 USD Term Loan B, 7.07%, (SOFR + 2.50%), 05/06/30 (a)	4,026	4,038

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Crocs, Inc.
2024 Term Loan, 6.82%, (3 Month Term SOFR + 2.25%), 02/20/29 (a)	329	330
2024 Term Loan, 6.85%, (SOFR + 2.25%), 02/20/29 (a)	752	755
CWGS Group, LLC
2021 Term Loan B, 7.19%, (SOFR + 2.50%), 05/25/28 (a)	475	465
EG FinCo LTD
Term Loan, 0.00%, (SOFR + 4.25%), 02/07/28 (a) (b)	135	136
EG Group Limited
2023 USD Tranche C Term Loan B, 10.18%, (SOFR + 5.50%), 02/07/28 (a)	14	14
2023 USD Tranche C Term Loan B, 10.33%, (SOFR + 5.50%), 02/07/28 (a)	4,735	4,771
First Brands Group, LLC
2021 Term Loan, 9.85%, (3 Month Term SOFR + 5.00%), 03/22/27 (a)	221	207
2022 Incremental Term Loan, 9.85%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	6,317	5,903
2021 2nd Lien Term Loan, 13.35%, (3 Month Term SOFR + 8.50%), 03/30/28 (a)	2,558	2,302
Flynn Restaurant Group LP
2021 Term Loan B, 8.92%, (SOFR + 4.25%), 11/22/28 (a)	267	268
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 8.59%, (1 Month Term SOFR + 4.00%), 01/25/31 (a)	5,083	4,995
2024 Term Loan B2, 8.77%, (1 Month Term SOFR + 4.00%), 01/25/31 (a)	860	845
Four Seasons Hotels Limited
2024 1st Lien Term Loan B, 6.32%, (SOFR + 1.75%), 11/30/29 (a)	88	88
Fugue Finance B.V.
2023 USD Term Loan B, 8.51%, (3 Month Term SOFR + 4.00%), 01/31/28 (a)	320	323
Golden Entertainment, Inc.
2023 Term Loan B, 6.85%, (SOFR + 2.25%), 05/18/30 (a)	652	651
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.07%, (3 Month Term SOFR + 2.50%), 06/05/31 (a)	2,502	2,465
2024 Term Loan B, 7.24%, (SOFR + 2.50%), 06/05/31 (a)	335	330
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 7.07%, (SOFR + 2.50%), 05/20/28 (a)	620	622
2024 Incremental Term Loan B, 6.82%, (1 Month Term SOFR + 2.25%), 01/10/31 (a)	2,130	2,135
Hunter Douglas Inc.
USD Term Loan B1, 8.02%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	7,862	7,842
J&J Ventures Gaming, LLC
Term Loan, 8.71%, (1 Month Term SOFR + 4.00%), 04/07/28 (a)	5,727	5,754
Mattress Firm Inc
2021 Term Loan B, 8.92%, (3 Month Term SOFR + 4.25%), 09/21/28 (a)	729	728
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 0.00%, (3 Month Term SOFR + 6.25%), 03/01/26 (a) (b)	335	322
Pacific Bells, LLC
Term Loan B, 9.37%, (3 Month Term SOFR + 4.00%), 10/12/28 (a)	331	331
PCI Gaming Authority
Term Loan, 6.57%, (SOFR + 2.00%), 05/15/26 (a)	114	114
PetSmart, Inc.
2021 Term Loan B, 8.42%, (SOFR + 3.75%), 01/29/28 (a)	4,956	4,932
Raising Cane's Restaurants, LLC
2024 Term Loan B, 6.38%, (SOFR + 2.00%), 09/10/31 (a)	110	110
Restoration Hardware, Inc.
Term Loan B, 7.19%, (SOFR + 2.50%), 10/15/28 (a)	261	259
RVR Dealership Holdings, LLC
Term Loan B, 8.50%, (SOFR + 3.75%), 02/08/28 (a)	593	558
Service Logic Acquisition, Inc
2024 Term Loan B, 8.07%, (SOFR + 3.50%), 10/29/27 (a)	2	2
2024 Term Loan B, 8.09%, (SOFR + 3.50%), 10/29/27 (a)	948	953
Station Casinos LLC
2024 Term Loan B, 6.38%, (1 Month Term SOFR + 2.00%), 03/07/31 (a)	1,156	1,157
Sweetwater Borrower, LLC
Term Loan B, 8.94%, (SOFR + 4.25%), 08/03/28 (a)	4,274	4,285
Tempur Sealy International Inc.
2024 Term Loan B, 7.07%, (SOFR + 2.50%), 10/04/31 (a)	900	901
Tenneco, Inc.
2022 Term Loan B, 9.62%, (SOFR + 5.00%), 11/17/28 (a)	4,537	4,398
2022 Term Loan B, 9.70%, (SOFR + 5.00%), 11/17/28 (a)	13	12
Tory Burch LLC
Term Loan B, 7.94%, (SOFR + 3.25%), 04/14/28 (a)	473	473
Touchdown Acquirer Inc
2024 Term Loan B, 7.85%, (SOFR + 3.25%), 02/21/31 (a)	594	598
Varsity Brands, Inc.
2024 Term Loan B, 8.27%, (SOFR + 3.75%), 07/30/31 (a)	880	880
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.25%), 01/30/31 (a)	390	391
2024 1st Lien Term Loan B, 7.85%, (SOFR + 3.25%), 01/30/31 (a)	235	236
WH Borrower, LLC
Term Loan, 10.15%, (SOFR + 5.50%), 02/09/27 (a)	696	700
2023 Incremental Term Loan, 10.15%, (3 Month Term SOFR + 5.50%), 02/15/27 (a)	1,075	1,086
Whatabrands LLC
2024 1st Lien Term Loan B, 6.88%, (SOFR + 2.50%), 08/03/28 (a)	1,131	1,132
		106,176
Financials 9.3%
Acrisure, LLC
2024 Term Loan B6, 7.36%, (SOFR + 3.00%), 11/06/30 (a)	10,789	10,785
Albion Financing 3 SARL
2024 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 08/16/29 (a) (b)	2,595	2,616
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.11%, (SOFR + 2.75%), 09/12/31 (a)	2,884	2,889
AmWINS Group, Inc.
2021 Term Loan B, 6.94%, (SOFR + 2.25%), 02/16/28 (a)	945	947
Aretec Group, Inc.
2024 Term Loan B, 8.08%, (SOFR + 3.50%), 08/09/30 (a)	2,151	2,152
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.07%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	5,062	5,068
Asurion LLC
2021 Term Loan B9, 7.94%, (SOFR + 3.25%), 02/05/28 (a)	4,080	4,067
2021 2nd Lien Term Loan B3, 9.94%, (SOFR + 5.25%), 02/05/28 (a)	3,840	3,741
2023 Term Loan B11, 8.92%, (SOFR + 4.25%), 08/19/28 (a)	1,435	1,435
2021 Second Lien Term Loan B4, 9.94%, (SOFR + 5.25%), 01/15/29 (a)	3,265	3,144
2024 Term Loan B12, 8.82%, (SOFR + 4.25%), 09/12/30 (a)	3,472	3,459
Azorra Soar TLB Finance Ltd
Term Loan B, 7.86%, (SOFR + 3.50%), 10/10/29 (a)	319	321

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (3 Month Term SOFR + 3.25%), 05/10/31 (a) (b)	110	110
Chamberlain Group Inc
Term Loan B, 7.92%, (1 Month Term SOFR + 3.25%), 10/22/28 (a)	2,213	2,224
2024 Incremental Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 11/03/28 (a)	663	666
Charlotte Buyer, Inc.
2024 Term Loan B, 9.20%, (1 Month Term SOFR + 4.75%), 02/11/28 (a)	3,890	3,910
Citadel Securities LP
2024 First Lien Term Loan, 6.57%, (SOFR + 2.00%), 10/31/31 (a)	1,795	1,799
Cotiviti Corporation
2024 Term Loan, 7.30%, (SOFR + 2.75%), 02/21/31 (a)	5,026	5,048
2024 Fixed Term Loan B, 7.63%, (Fixed + 7.63%), 02/21/31 (a)	230	231
HUB International Limited
2024 1st Lien Term Loan B, 7.37%, (3 Month Term SOFR + 3.00%), 06/19/30 (a)	5,368	5,395
Hudson River Trading LLC
2024 Term Loan B, 7.48%, (SOFR + 3.00%), 03/18/30 (a)	4,869	4,881
Jane Street Group, LLC
2024 1st Lien Term Loan B, 6.40%, (SOFR + 2.00%), 01/26/28 (a)	5,398	5,374
2024 Term Loan B1, 6.40%, (SOFR + 2.00%), 12/10/31 (a)	2,055	2,047
Jones DesLauriers Insurance Management Inc.
2024 1st Lien Term Loan B, 7.88%, (SOFR + 3.29%), 03/15/30 (a)	459	460
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 06/27/31 (a)	204	193
Moneygram International, Inc
2024 Term Loan B, 0.00%, (SOFR + 4.75%), 06/01/28 (a) (b)	16	16
2024 Term Loan B, 9.15%, (SOFR + 4.75%), 06/01/30 (a)	3,963	3,849
NEXUS Buyer LLC
2024 Term Loan B, 8.57%, (SOFR + 4.00%), 07/18/31 (a)	1,677	1,681
Novae LLC
1st Lien Term Loan, 9.44%, (3 Month Term SOFR + 5.00%), 01/19/29 (a) (d)	351	327
Nuvei Technologies Corp.
2024 Term Loan B1, 7.43%, (3 Month Term SOFR + 3.00%), 07/19/31 (a)	1,428	1,429
2024 Term Loan B1, 7.44%, (1 Month Term SOFR + 3.00%), 07/19/31 (a)	3,164	3,167
Ryan Specialty Group, LLC
2024 USD Term Loan B, 6.82%, (SOFR + 2.25%), 09/11/31 (a)	2,478	2,484
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.59%, (1 Month Term SOFR + 3.00%), 02/16/28 (a)	5,279	5,305
St. George Warehousing & Trucking Co. of CA, Inc.
2024 Second Out Term Loan, 12.87%, (SOFR + 7.50%), 10/03/29 (a)	4,787	2,580
2024 UnSub FLFO, 12.87%, (SOFR + 8.25%), 10/07/29 (a) (c)	2,677	2,650
Superannuation and Investments US LLC
USD Term Loan, 8.44%, (SOFR + 3.75%), 09/23/28 (a)	2,198	2,209
Trans Union, LLC
2024 Term Loan B8, 6.32%, (SOFR + 1.75%), 06/06/31 (a)	975	973
Truist Insurance Holdings LLC
1st Lien Term Loan, 7.85%, (3 Month Term SOFR + 3.25%), 03/21/31 (a)	614	615
2nd Lien Term Loan, 9.35%, (3 Month Term SOFR + 4.75%), 03/08/32 (a)	600	613
USI, Inc.
2024 Term Loan (2029), 7.35%, (3 Month Term SOFR + 2.75%), 11/22/29 (a)	975	973
2024 Term Loan (2030), 7.09%, (3 Month Term SOFR + 2.75%), 09/27/30 (a)	109	108
VFH Parent LLC
2024 Term Loan B, 7.32%, (SOFR + 2.75%), 06/13/31 (a)	510	511
Viant Medical Holdings, Inc.
2024 Term Loan B, 8.60%, (SOFR + 4.00%), 10/15/31 (a)	230	232
Term Loan, 8.60%, (SOFR + 4.00%), 10/15/31 (a)	25	26
		102,710
Health Care 6.8%
Accelerated Health Systems, LLC
2022 Term Loan B, 9.00%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	5,150	3,951
ADMI Corp.
2021 Incremental Term Loan B3, 8.44%, (SOFR + 3.75%), 12/23/27 (a)	3,120	3,062
2023 Term Loan B5, 10.32%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	680	682
Amneal Pharmaceuticals LLC
2023 Term Loan B, 10.07%, (1 Month Term SOFR + 5.50%), 05/04/28 (a)	4,219	4,331
Avantor Funding, Inc.
2024 Term Loan, 6.67%, (SOFR + 2.00%), 11/08/27 (a)	99	99
CNT Holdings I Corp
2020 Term Loan, 8.09%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	1,034	1,039
DaVita, Inc.
2024 Extended Term Loan B1, 6.57%, (1 Month Term SOFR + 2.00%), 04/25/31 (a)	1,995	1,996
Embecta Corp
Term Loan B, 7.57%, (1 Month Term SOFR + 3.00%), 01/27/29 (a)	438	435
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.57%, (SOFR + 4.00%), 04/23/31 (a)	550	553
Fitness International, LLC
2024 Term Loan B, 9.92%, (1 Month Term SOFR + 5.25%), 01/30/29 (a)	313	314
Geo Group, Inc. (The)
2024 Term Loan B, 9.59%, (SOFR + 5.25%), 04/04/29 (a)	321	326
Global Medical Response, Inc.
2024 PIK Term Loan, 9.86%, (3 Month Term SOFR + 5.50%), 10/02/28 (a)	7,402	7,416
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.74%, (3 Month Term SOFR + 2.00%), 11/15/27 (a)	3,000	2,984
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.50%), 10/16/31 (a) (b)	35	35
2024 Term Loan B, 8.07%, (SOFR + 3.50%), 10/16/31 (a)	270	273
Help At Home, Inc.
2024 Term Loan B, 9.57%, (SOFR + 5.00%), 09/20/31 (a)	855	854
Insulet Corporation
2024 1st Lien Term Loan B, 7.07%, (SOFR + 2.50%), 07/31/31 (a)	1,308	1,314
Jazz Financing Lux S.a.r.l.
2024 1st Lien Term Loan B, 6.82%, (SOFR + 2.25%), 05/05/28 (a)	6,128	6,140
Knight Health Holdings LLC
Term Loan B, 9.94%, (1 Month Term SOFR + 5.25%), 12/15/28 (a)	—	—
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.41%, (SOFR + 3.75%), 05/16/31 (a)	5,970	5,986
MED ParentCo LP
2024 1st Lien Term Loan B, 8.07%, (SOFR + 3.50%), 04/15/31 (a)	1,084	1,092
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.82%, (SOFR + 2.25%), 10/23/28 (a)	6,480	6,498

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
National Mentor Holdings, Inc.
2021 Term Loan, 8.42%, (SOFR + 3.75%), 02/18/28 (a)	590	584
2021 Term Loan, 8.45%, (SOFR + 3.75%), 02/18/28 (a)	137	136
2021 Term Loan C, 8.45%, (SOFR + 3.75%), 02/18/28 (a)	21	21
Organon & Co
2024 USD Term Loan B, 6.61%, (SOFR + 2.25%), 05/14/31 (a)	707	707
Owens & Minor, Inc.
2022 Term Loan B, 8.42%, (SOFR + 3.75%), 03/23/29 (a)	1,237	1,252
2022 Term Loan B, 8.42%, (3 Month Term SOFR + 3.75%), 03/23/29 (a)	569	576
Padagis LLC
Term Loan B, 9.60%, (3 Month Term SOFR + 4.75%), 06/30/28 (a)	4,100	3,786
Phoenix Guarantor Inc
Term Loan, 6.84%, (SOFR + 2.50%), 02/21/31 (a)	4,730	4,742
Radiology Partners Inc
2024 Extended Term Loan B, 8.28%, (3 Month Term SOFR + 3.50%), 01/31/29 (a)	4,578	4,514
Raven Acquisition Holdings LLC
Term Loan B, 7.86%, (SOFR + 3.25%), 10/25/31 (a)	4,858	4,866
Sotera Health Holdings, LLC
2024 Term Loan B, 7.84%, (3 Month Term SOFR + 3.25%), 05/30/31 (a)	374	374
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.09%, (SOFR + 2.75%), 12/05/30 (a)	1,785	1,797
TTF Holdings, LLC
2024 Term Loan, 8.32%, (SOFR + 3.75%), 06/20/31 (a)	345	342
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.92%, (SOFR + 4.25%), 09/22/28 (a)	126	125
United FP Holdings, LLC
2019 1st Lien Term Loan, 8.85%, (3 Month Term SOFR + 4.00%), 12/30/26 (a)	977	938
Upstream Rehabilition, Inc.
2021 Term Loan, 9.10%, (3 Month Term SOFR + 4.25%), 11/20/26 (a)	820	676
		74,816
Materials 6.8%
Aruba Investments Holdings, LLC
2020 USD Term Loan, 8.67%, (1 Month Term SOFR + 4.00%), 10/28/27 (a)	638	638
2022 USD Incremental Term Loan, 9.32%, (1 Month Term SOFR + 4.75%), 11/04/27 (a)	338	338
Avient Corporation
2024 Term Loan B8, 6.64%, (3 Month Term SOFR + 2.00%), 08/29/29 (a)	439	441
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B, 6.27%, (SOFR + 1.75%), 12/20/29 (a)	123	124
Berlin Packaging LLC
2024 Term Loan B, 7.95%, (SOFR + 3.50%), 05/09/31 (a)	171	171
2024 Term Loan B, 7.95%, (3 Month Term SOFR + 3.50%), 05/09/31 (a)	1,012	1,017
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.50%), 05/09/31 (a)	127	127
2024 Term Loan B, 8.35%, (3 Month Term SOFR + 3.50%), 05/09/31 (a)	3	3
Charter NEX US, Inc.
2024 Term Loan B1, 7.53%, (SOFR + 3.00%), 12/01/30 (a)	680	683
Chemours Company (The)
2023 USD Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 08/10/28 (a)	1,465	1,471
Consolidated Energy Finance, S.A.
2024 Term Loan B, 9.01%, (1 Month Term SOFR + 4.50%), 11/07/30 (a)	779	756
Discovery Purchaser Corporation
Term Loan, 8.97%, (3 Month Term SOFR + 4.38%), 08/04/29 (a)	1,313	1,319
Domtar Corporation
2021 Term Loan B, 10.19%, (SOFR + 5.50%), 11/30/28 (a)	3,043	2,990
GEON Performance Solutions, LLC
2021 Term Loan, 9.12%, (3 Month Term SOFR + 4.25%), 08/10/28 (a)	2,718	2,720
Hexion Holdings Corporation
2024 Term Loan B, 8.45%, (SOFR + 4.00%), 03/15/29 (a)	1,527	1,526
2022 USD 2nd Lien Term Loan, 0.00%, (SOFR + 7.44%), 02/09/30 (a) (b)	353	333
INEOS Enterprises Holdings US Finco LLC
2023 USD 1st Lien Term Loan B, 8.36%, (SOFR + 3.75%), 06/23/30 (a)	3,366	3,370
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.92%, (SOFR + 4.25%), 03/09/29 (a)	2,978	2,996
2023 USD Term Loan, 8.42%, (SOFR + 3.75%), 03/01/30 (a)	1,423	1,424
INEOS US Finance LLC
2023 USD Term Loan B, 7.82%, (SOFR + 3.25%), 02/09/30 (a)	5,384	5,403
IRIS Holdings Inc.
Term Loan, 9.44%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	2,404	2,311
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.72%, (3 Month Term SOFR + 4.72%), 02/04/26 (a)	4,848	4,396
Kodiak Building Partners Inc.
2024 Term Loan B, 8.13%, (SOFR + 3.75%), 11/26/31 (a)	2,945	2,945
Koppers Inc.
2024 Term Loan B, 7.38%, (1 Month Term SOFR + 2.50%), 04/10/30 (a)	415	416
Lonza Group AG
USD Term Loan B, 8.63%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	2,444	2,393
LSF11 A5 Holdco LLC
2024 Term Loan B, 8.19%, (SOFR + 3.50%), 10/15/28 (a)	4,949	4,974
M2S Group Holdings Inc
Term Loan B, 9.09%, (SOFR + 4.75%), 08/21/31 (a)	596	574
MI Windows and Doors, LLC
2024 Term Loan B2, 7.57%, (1 Month Term SOFR + 3.00%), 03/21/31 (a)	214	216
Natgasoline LLC
Term Loan B, 9.02%, (SOFR + 3.50%), 10/31/25 (a)	478	475
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.17%, (SOFR + 3.50%), 09/22/28 (a)	1,199	1,204
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.66%, (SOFR + 3.25%), 04/03/28 (a)	561	564
2024 Incremental Term Loan B2, 7.91%, (SOFR + 3.50%), 04/03/28 (a)	658	665
Olympus Water US Holding Corporation
2024 USD Term Loan B, 8.10%, (3 Month Term SOFR + 3.50%), 06/06/31 (a)	479	480
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 7.84%, (3 Month Term SOFR + 3.25%), 11/30/27 (a)	980	983
Pregis TopCo Corporation
1st Lien Term Loan, 8.57%, (1 Month Term SOFR + 4.00%), 07/25/26 (a)	385	387
Pretium Packaging, LLC
Second Out Term Loan A1, 9.20%, (3 Month Term SOFR + 4.60%), 10/01/28 (a)	3,255	2,574
First Out Term Loan A, 9.57%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	882	907
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 11.53%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	2,000	717

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 7.59%, (SOFR + 3.00%), 03/16/27 (a)	360	361
Spa Holdings 3 Oy
USD Term Loan B, 8.62%, (3 Month Term SOFR + 3.75%), 03/18/28 (a)	295	296
Staples, Inc.
2024 Term Loan B, 10.18%, (SOFR + 5.75%), 08/22/29 (a)	6,769	6,457
SupplyOne, Inc
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 03/27/31 (a)	169	170
TricorBraun Holdings, Inc.
2021 Term Loan, 7.94%, (SOFR + 3.25%), 01/29/28 (a)	734	732
Trinseo Materials Operating S.C.A.
2021 Term Loan B2, 7.28%, (3 Month Term SOFR + 2.50%), 05/03/28 (a)	3,386	2,220
2021 Term Loan B2, 7.28%, (1 Month Term SOFR + 2.50%), 05/03/28 (a)	723	474
W.R. Grace & Co.-Conn.
2021 Term Loan B, 7.85%, (3 Month Term SOFR + 3.25%), 08/11/28 (a)	202	204
Wilsonart LLC
2024 Term Loan B, 8.85%, (SOFR + 4.25%), 07/25/31 (a)	2,993	2,996
Windsor Holdings III, LLC
2024 USD 1st Lien Term Loan B, 7.86%, (SOFR + 3.50%), 08/01/30 (a)	5,391	5,448
		74,389
Consumer Staples 4.0%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 8.44%, (SOFR + 3.75%), 09/19/25 (a)	1,948	1,900
Aspire Bakeries Holdings LLC
Term Loan, 8.82%, (1 Month Term SOFR + 4.25%), 12/16/30 (a)	394	397
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.19%, (SOFR + 3.50%), 03/17/28 (a)	492	495
Cardenas Markets, Inc.
2022 Term Loan, 11.45%, (SOFR + 6.75%), 07/20/29 (a)	785	744
Chobani, LLC
2020 Term Loan B, 7.94%, (SOFR + 3.25%), 10/20/27 (a)	975	981
2023 Incremental Term Loan, 8.32%, (1 Month Term SOFR + 3.75%), 10/25/27 (a)	208	209
Del Monte Foods, Inc.
2024 First Out Term Loan, 12.62%, (SOFR + 8.00%), 08/31/28 (a)	599	596
2024 Second Out Term Loan, 8.76%, (SOFR + 4.40%), 02/15/29 (a)	157	94
2024 Second Out Term Loan, 8.87%, (SOFR + 4.40%), 02/15/29 (a)	967	577
Eagle Parent Corp.
2022 Term Loan B, 8.85%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	696	682
Golden State Food LLC
Term Loan B, 0.00%, (SOFR + 4.25%), 10/07/31 (a) (b)	1,500	1,512
Term Loan B, 8.77%, (SOFR + 4.25%), 10/07/31 (a)	1,933	1,948
Naked Juice LLC
Term Loan, 7.70%, (SOFR + 3.00%), 01/20/29 (a) (d)	4,595	3,009
2nd Lien Term Loan, 10.70%, (SOFR + 6.00%), 01/25/30 (a)	5,023	1,664
Northeast Grocery, Inc.
Term Loan B, 12.02%, (3 Month Term SOFR + 7.50%), 12/05/28 (a)	313	313
Olaplex, Inc
2022 Term Loan, 8.17%, (SOFR + 3.50%), 02/17/29 (a)	4,901	4,629
Pegasus BidCo B.V.
2024 Term Loan B, 7.77%, (SOFR + 3.25%), 07/12/29 (a)	4,041	4,074
Primary Products Finance LLC
2024 Term Loan B, 8.25%, (SOFR + 3.50%), 04/02/29 (a)	120	120
2024 Term Loan B, 8.25%, (3 Month Term SOFR + 3.50%), 04/02/29 (a)	6,539	6,549
Triton Water Holdings, Inc
Term Loan, 8.12%, (3 Month Term SOFR + 3.25%), 03/16/28 (a)	7,542	7,592
2024 Incremental Term Loan B, 8.60%, (3 Month Term SOFR + 4.00%), 03/31/28 (a)	993	1,000
Upfield B.V.
2024 USD Term Loan B10, 9.77%, (6 Month Term SOFR + 4.25%), 01/03/28 (a)	3,799	3,806
WOOF Holdings, Inc
1st Lien Term Loan, 8.62%, (3 Month Term SOFR + 3.75%), 12/16/27 (a)	975	613
		43,504
Energy 3.3%
AL NGPL Holdings, LLC
Term Loan B, 7.09%, (SOFR + 2.50%), 04/16/28 (a)	2,858	2,863
BCP Renaissance Parent LLC
2024 Term Loan B3, 7.61%, (SOFR + 3.00%), 10/31/28 (a)	7,338	7,385
Delek US Holdings, Inc.
2022 Term Loan B, 8.17%, (1 Month Term SOFR + 3.50%), 11/10/29 (a)	701	701
Epic Crude Services, LP
2024 Term Loan B, 7.66%, (SOFR + 3.00%), 10/09/31 (a)	445	448
Epic Y-Grade Services, LP
2024 Term Loan B, 10.34%, (3 Month Term SOFR + 5.75%), 06/29/29 (a)	718	719
Freeport LNG Investments, LLLP
Term Loan B, 8.38%, (3 Month Term SOFR + 3.50%), 11/17/28 (a)	4,244	4,259
GIP II Blue Holding, L.P
Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 09/22/28 (a)	718	721
GIP Pilot Acquisition Partners LP
2024 Term Loan B, 7.09%, (3 Month Term SOFR + 2.50%), 10/04/30 (a)	3,848	3,867
NGL Energy Partners LP
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 01/25/31 (a)	4,593	4,601
NGP XI Midstream Holdings LLC
Term Loan B, 8.60%, (SOFR + 4.00%), 07/17/31 (a)	245	247
Par Petroleum, LLC
2024 Term Loan B, 8.33%, (SOFR + 3.75%), 02/28/30 (a)	335	334
Prairie ECI Acquiror LP
2024 Term Loan B, 8.62%, (SOFR + 4.25%), 08/01/29 (a)	254	255
Rockpoint Gas Storage Partners LP
Term Loan B, 7.99%, (SOFR + 3.50%), 09/12/31 (a)	590	593
Traverse Midstream Partners LLC
2017 Term Loan, 7.85%, (SOFR + 3.50%), 02/16/28 (a)	5,843	5,865
WhiteWater DBR HoldCo, LLC
Term Loan, 6.85%, (SOFR + 2.25%), 03/03/31 (a)	3,075	3,088
		35,946
Utilities 2.0%
BIP PipeCo Holdings LLC
Term Loan B, 6.84%, (3 Month Term SOFR + 2.25%), 12/05/30 (a)	1,072	1,074
Calpine Corporation
Term Loan, 0.00%, (SOFR + 2.00%), 12/02/27 (a) (b)	2,000	1,992
Eastern Power, LLC
Term Loan B, 9.82%, (SOFR + 5.25%), 10/02/25 (a)	155	154
Goodnight Water Solutions, LLC
2024 Term Loan B, 9.82%, (3 Month Term SOFR + 5.25%), 05/22/29 (a)	3,279	3,284

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Lightning Power LLC
Term Loan B, 7.74%, (SOFR + 3.25%), 08/08/31 (a)	3,695	3,733
New Fortress Energy Inc
Term Loan, 9.59%, (SOFR + 5.00%), 10/26/30 (a)	1,464	1,396
Talen Energy Supply, LLC
2023 Term Loan B, 8.02%, (3 Month Term SOFR + 2.50%), 05/27/30 (a)	1,632	1,637
2024 Incremental Term Loan B, 7.02%, (SOFR + 2.50%), 12/10/31 (a)	2,056	2,062
Vistra Zero Operating Company, LLC
Term Loan B, 7.13%, (1 Month Term SOFR + 2.75%), 03/20/31 (a)	3,888	3,892
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	2,563	2,549
		21,773
Real Estate 0.5%
Brand Industrial Services Inc
2024 Term Loan B, 9.07%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,753	1,701
Cushman & Wakefield LLC
2023 Term Loan, 7.57%, (SOFR + 3.25%), 01/31/30 (a)	522	524
Greystar Real Estate Partners, LLC
2024 1st Lien Term Loan B, 7.09%, (SOFR + 2.75%), 08/21/30 (a)	2,257	2,270
Iron Mountain Incorporated
2023 Term Loan B, 6.57%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	990	988
Vestis Corporation
Term Loan, 6.76%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	349	349
		5,832
Total Senior Floating Rate Instruments (cost $1,027,006)		1,006,323
CORPORATE BONDS AND NOTES 6.9%
Financials 1.5%
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (e)	1,431	1,417
Freedom Mortgage Corporation
9.13%, 05/15/31 (e)	1,213	1,252
Icahn Enterprises L.P.
4.38%, 02/01/29	390	326
10.00%, 11/15/29 (e)	1,293	1,297
9.00%, 06/15/30	325	312
Jane Street Group, LLC
6.13%, 11/01/32 (e)	1,261	1,247
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (e)	1,100	1,163
OneMain Finance Corporation
3.50%, 01/15/27	2,955	2,813
4.00%, 09/15/30	980	868
7.13%, 11/15/31	2,000	2,037
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (e)	3,000	2,779
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (e)	1,000	973
		16,484
Consumer Discretionary 1.3%
Carnival Corporation
4.00%, 08/01/28 (e)	2,342	2,221
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (d) (e)	2,752	2,751
Macy's Retail Holdings
6.13%, 03/15/32 (e)	2,000	1,878
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	1,350	1,185
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	15	15
PM General Purchaser LLC
9.50%, 10/01/28 (e)	2,309	2,294
Restaurant Brands International Limited Partnership
5.63%, 09/15/29 (e)	2,220	2,185
Rivian Holdings LLC
10.50%, (6 Month Term SOFR + 6.05%), 10/15/26 (a) (e) (f)	2,085	2,092
		14,621
Energy 1.2%
Ascent Resources - Utica, LLC
6.63%, 10/15/32 (e)	2,981	2,964
Energy Transfer LP
6.75%, (100, 05/15/25) (g)	5,000	4,961
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (e)	2,885	2,752
NFE Fing LLC
12.00%, 11/15/29 (e)	1,346	1,414
Plains All American Pipeline, L.P.
8.90%, (3 Month Term SOFR + 4.37%), (100, 2/9/2025) (a) (g)	107	107
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (e) (g)	770	805
		13,003
Materials 0.8%
Avient Corporation
6.25%, 11/01/31 (e)	513	507
Cerdia Finanz GmbH
9.38%, 10/03/31 (e)	2,945	3,070
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (e)	2,028	1,991
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	1,500	1,491
8.63%, 06/01/31 (e)	1,250	1,283
		8,342
Communication Services 0.8%
CCO Holdings, LLC
5.38%, 06/01/29 (e)	1,408	1,345
CMG Media Corporation
8.88%, 06/18/29 (e)	1,132	850
EchoStar Corporation
10.75%, 11/30/29	603	648
Iliad Holding
7.00%, 10/15/28 (e)	1,276	1,296
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	1,500	1,387
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	2,064	1,862
Level 3 Financing, Inc.
4.50%, 04/01/30 (e)	210	175
Liberty Media Corporation
8.25%, 02/01/30	1,500	699
		8,262
Industrials 0.4%
Cimpress NV
7.38%, 09/15/32 (e)	1,130	1,123
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	1,000	1,049
TransDigm Inc.
6.00%, 01/15/33 (e)	1,121	1,099
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	621	611
4.63%, 04/15/29 (e)	856	813
		4,695
Consumer Staples 0.3%
Marb Bondco PLC
3.95%, 01/29/31 (e)	1,847	1,543
Performance Food Group, Inc.
4.25%, 08/01/29 (e)	1,460	1,354
Sigma Holdco B.V.
7.88%, 05/15/26 (e)	570	564
		3,461
Health Care 0.3%
DaVita Inc.
4.63%, 06/01/30 (e)	750	689
3.75%, 02/15/31 (e)	1,625	1,405

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (e)	1,156	1,146
		3,240
Information Technology 0.2%
AMS-Osram AG
12.25%, 03/30/29 (e)	1,500	1,478
NCR Voyix Corporation
5.13%, 04/15/29 (e)	772	739
		2,217
Utilities 0.1%
PG&E Corporation
7.38%, 03/15/55	510	523
Real Estate 0.0%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	615	520
Total Corporate Bonds And Notes (cost $75,279)		75,368
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
AGL CLO 5 Ltd
Series 2020-ERR-5A, 10.97%, (3 Month Term SOFR + 6.35%), 07/20/34 (a)	100	101
AMMC CLO 24 Ltd
Series 2021-ER-24A, 11.06%, 01/20/35 (a)	150	150
Owl Rock CLO XIV, LLC
Series 2023-A-14A, 7.02%, (3 Month Term SOFR + 2.40%), 10/22/35 (a)	2,083	2,098
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,333)		2,349
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (h)	112	154
iHeartMedia, Inc. - Class A (h)	48	95
		249
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (h)	21	—
Elevate Textiles Inc (h)	62	190
		190
Energy 0.0%
New Fortress Energy Inc. (h) (i)	9	130
Vantage Drilling International (c) (h)	1	13
		143
Health Care 0.0%
Inotiv, Inc. (h)	3	13
Financials 0.0%
AFGlobal Corporation (c) (j)	39	—
Total Common Stocks (cost $4,998)		595
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (c) (h) (k)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.36% (l) (m)	18,702	18,702
Total Short Term Investments (cost $18,702)		18,702
Total Investments 100.4% (cost $1,128,318)		1,103,337
Other Assets and Liabilities, Net (0.4)%		(3,972)
Total Net Assets 100.0%		1,099,365

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $61,554 and 5.6% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Non-income producing security.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL Multi-Manager Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	38,593	511,191	531,082	1,596	—	—	18,702	1.7

JNL Multi-Manager Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Multi-Manager Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Raven Acquisition Holdings LLC - Delayed Draw Term Loan	347	2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[1]	—	1,002,709	3,616	1,006,325
Corporate Bonds And Notes	—	75,368	—	75,368
Non-U.S. Government Agency Asset-Backed Securities	—	2,349	—	2,349
Common Stocks
Communication Services	249	—	—	249
Consumer Discretionary	—	190	—	190
Energy	—	130	13	143
Health Care	13	—	—	13
Other Equity Interests	—	—	—	—
Short Term Investments	18,702	—	—	18,702
	18,964	1,080,746	3,629	1,103,339

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 98.2%
Japan 22.4%
Adastria Co., Ltd.	59	1,291
Alfresa Holdings Corporation	62	854
Alps Alpine Co., Ltd.	165	1,675
Anicom Holdings, Inc.	112	453
Appier Group, Inc. (a)	126	1,163
Bengo4.com, Inc. (a) (b)	118	1,677
Biprogy Inc.	31	932
CellSource Co., Ltd. (a)	51	269
Credit Saison Co., Ltd.	204	4,730
Dai Nippon Printing Co., Ltd.	—	—
Daicel Corporation.	92	811
Daiwa House REIT Investment Corporation	1	1,095
DMG Mori Co., Ltd.	106	1,701
eGuarantee, Inc.	113	1,266
Electric Power Development Co., Ltd. - Class D	66	1,074
Freee K.K. (a) (b)	27	509
Fujikura Ltd.	54	2,202
Ga Technologies Co., Ltd. (b)	118	1,159
Genda Inc. (b)	152	2,460
GLP J-REIT	2	1,228
GMO Financial Gate, Inc.	41	1,844
GungHo Online Entertainment, Inc. (a)	94	1,971
H.U. Group Holdings, Inc.	95	1,532
HANWA Co., Ltd.	42	1,324
IDOM Co., Ltd.	147	1,051
Infomart Corporation (a)	671	1,297
INFRONEER Holdings Inc.	102	787
Integral Corporation	150	4,118
Inter Action Corporation	42	266
IRISO Electronics Co., Ltd.	53	903
J.Front Retailing Co., Ltd.	166	2,222
Japan Elevator Service Holdings Co., Ltd.	115	2,109
Japan Petroleum Exploration Co., Ltd.	136	985
JMDC Inc.	70	1,737
JTEKT Corporation	147	1,094
Kakaku.com, Inc.	92	1,405
Kamakura Shinsho, Ltd.	228	800
KATITAS Co., Ltd.	121	1,732
KeePer Technical Laboratory Co., Ltd. (a)	64	1,931
KH Neochem Co., Ltd. (a)	146	1,882
Kintetsu Group Holdings Co., Ltd	88	1,836
Konica Minolta, Inc.	224	935
Kuraray Co., Ltd. (a)	153	2,203
Kyoto Financial Group, Inc.	209	3,059
Lifedrink Company, Inc.	170	2,441
Locondo, Inc. (a) (b)	119	1,147
Macnica Holdings, Inc.	115	1,325
MARUWA Co., Ltd.	8	2,256
Mazda Motor Corporation	113	764
Mebuki Financial Group Inc.	185	753
Medipal Holdings Corporation	58	875
MegaChips Corporation	72	2,855
Mitsubishi Motors Corporation	1,382	4,580
Mitsui Mining & Smelting Co., Ltd.	49	1,444
Miura Co., Ltd.	87	2,189
mixi, Inc.	89	1,718
Money Forward, Inc. (b)	111	3,358
NGK Insulators, Ltd.	88	1,116
NHK SPRING Co., Ltd.	114	1,429
NOF Corporation	71	984
Nomura Real Estate Holdings, Inc.	30	737
Nomura Real Estate Master Fund, Inc.	1	1,001
NS United Kaiun Kaisha, Ltd. (a)	50	1,290
Oji Holdings Corporation	317	1,213
PeptiDream Inc. (b)	57	972
Persol Holdings Co., Ltd.	868	1,296
Raksul, Inc.	279	2,345
Rakus Co., Ltd.	214	2,507
Sankyo Co., Ltd.	302	4,081
Sanrio Company, Ltd.	66	2,310
Sansan, Inc. (b)	195	2,811
Santen Pharmaceutical Co., Ltd.	146	1,497
Sanwa Holdings Corporation	55	1,515
Sega Sammy Holdings, Inc.	57	1,114
Shibaura Mechatronics Corporation (a)	31	1,541
Shima Seiki Mfg., Ltd.	64	420
SHIMAMURA Co., Ltd.	36	1,986
SKY Perfect JSAT Holdings Inc.	185	1,062
Sugi Holdings Co., Ltd.	51	800
Sundrug Co., Ltd.	32	817
Suzuken Co., Ltd.	29	880
Taiheiyo Cement Corporation	49	1,117
The Chugoku Electric Power Co.,Inc.	261	1,509
Timee, Inc. (a) (b)	393	3,843
Tohoku-Electric Power Co.,Inc.	230	1,725
Tokyo Steel Manufacturing Co., Ltd.	193	1,822
Tokyu Fudosan Holdings Co., Ltd.	291	1,776
transcosmos inc.	48	1,007
Tsugami Corporation	215	2,111
Valor Holdings Co., Ltd.	92	1,283
Yamada Holdings Co., Ltd.	474	1,365
Yamazaki Baking Co., Ltd.	52	973
Zeon Corporation	78	740
		146,272
United Kingdom 9.8%
Alpha Group International PLC	96	2,825
Angle PLC (a) (b)	1,036	133
Ashtead Technology Holdings PLC	432	3,022
Balfour Beatty PLC	209	1,190
Beazley Ireland Holdings PLC	238	2,435
Computacenter PLC	29	782
Cranswick PLC	71	4,314
Deliveroo PLC - Class A (b)	1,947	3,451
Diploma PLC	57	3,002
Dotdigital Group PLC	784	851
Drax Group PLC	203	1,647
easyJet PLC	372	2,603
Games Workshop Group PLC	49	8,245
IG Group Holdings PLC	119	1,473
Inchcape PLC	144	1,384
Jet2 PLC	79	1,563
Keller Group PLC	114	2,075
Melrose Industries PLC	545	3,778
Molten Ventures PLC (b)	182	728
Oxford Nanopore Technologies PLC (b)	731	1,181
Rightmove PLC	376	3,021
Serco Group PLC	379	718
Team17 Group PLC (b)	240	662
Trustpilot Group PLC (b)	1,727	6,633
Victoria P.L.C. (a) (b)	338	291
W.A.G Payment Solutions PLC (b)	922	925
Wise PLC - Class A (b)	282	3,753
Zigup PLC	413	1,665
		64,350
Taiwan 8.2%
Airtac International Group	153	3,927
Andes Technology Corporation (b)	56	710
Arcadyan Technology Corporation	216	1,158
ASPEED Technology Inc.	36	3,618
Chicony Electronics Co., Ltd	288	1,333
Chroma ATE Inc.	591	7,335
ELAN Microelectronics Corporation	160	738
Getac Holdings Corporation	231	747
Global Unichip Corp.	100	4,132
International Games System Co., Ltd.	136	4,036
Jentech Precision Industrial Co., Ltd.	78	3,616
King Slide Works Co., Ltd.	36	1,700
Lotes Co., Ltd	59	3,521
Powertech Technology Inc.	276	1,024
Primax Electronics Ltd	357	827
Radiant Opto-Electronics Corporation	460	2,757
Simplo Technology Co., Ltd.	448	5,425
Sitronix Technology Corporation	121	784
T3EX Global Holdings Corp.	412	1,005
TCI Co., Ltd.	122	458

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Tripod Technology Corporation	360	2,169
United Integrated Services Co., Ltd.	110	1,615
WT Microelectronics Co., Ltd.	289	970
		53,605
Canada 7.3%
AGF Management Limited - Class B	543	4,028
ATCO Ltd. - Class I	28	919
B2Gold Corp.	435	1,064
Celestica Inc. (b)	69	6,341
Celestica Inc. (b)	56	5,200
Definity Financial Corporation	101	4,117
Docebo Canada Inc. (b)	165	7,399
Finning International Inc.	42	1,117
Groupe Atkinsrealis Inc.	89	4,730
Kinaxis Inc. (b)	34	4,125
Prairiesky Royalty Ltd. (a)	160	3,126
RioCan Real Estate Investment Trust	75	957
Russel Metals Inc.	107	3,142
Tamarack Valley Energy Ltd.	253	842
Whitecap Resources Inc. (a)	144	1,021
		48,128
Italy 5.6%
A2a S.P.A.	966	2,148
Banca Monte dei Paschi di Siena S.p.A.	777	5,507
Brunello Cucinelli S.p.A.	41	4,486
Buzzi S.p.A.	106	3,909
Hera S.p.A.	273	972
Iveco Group N.V.	302	2,913
Lottomatica Group S.P.A.	250	3,324
Reply S.p.A.	28	4,460
Technogym S.p.A. (c)	264	2,863
Unipol Gruppo S.p.A.	470	5,879
		36,461
India 5.2%
Birlasoft Solutions Ltda	285	4,872
BSE Limited	49	3,018
CESC Ltd	754	1,640
Creditaccess Grameen Limited (c)	163	1,693
Cyient Limited	33	719
Glenmark Pharmaceuticals Limited	58	1,080
Indiamart Intermesh Limited	30	788
Lic Housing Finance Limited	226	1,575
Muthoot Microfin Limited (b)	769	1,574
National Aluminium Co Ltd	1,792	4,445
PB Fintech Limited (b)	109	2,699
Poly Medicure Limited	78	2,376
Power Finance Corporation Limited	979	5,127
PVR Inox Limited (b)	90	1,366
Redington Limited	428	1,000
		33,972
Sweden 4.8%
Addtech AB - Class B	134	3,634
Apotea AB (publ) (b)	566	4,298
Avanza Bank Holding AB (a)	133	3,262
Bonesupport Holding AB (b)	79	2,751
CellaVision AB	18	362
Elekta AB (publ) - Class B	139	768
G&L Beijer Ref AB - Class B (a)	162	2,377
Hemnet AB	118	3,589
HMS Networks AB	45	1,775
Paradox Interactive AB (publ)	116	2,164
Storytel AB (publ) - Class B (b)	53	329
Vimian Group AB (a) (b)	634	2,282
VNV Global AB (publ) (a) (b)	246	408
Xvivo Perfusion Aktiebolag (b)	33	1,444
Yubico AB (a) (b)	90	1,981
		31,424
Australia 4.2%
AGL Energy Limited	295	2,058
GrainCorp Limited - Class A	336	1,527
Helia Group Limited	366	1,012
HUB24 Limited	65	2,783
JB Hi-Fi Limited	101	5,800
Mader Group Limited (a)	204	763
Netwealth Group Limited	183	3,251
New Hope Corporation Limited	268	825
Perenti Limited	1,330	1,147
Perseus Mining Limited	561	897
Pro Medicus Limited	18	2,725
Vulcan Energy Resources Limited (b)	258	857
Worley Limited	102	867
Yancoal Australia Ltd	257	1,036
Zip Co Limited (b)	1,243	2,273
		27,821
Germany 3.5%
Aumann AG (c)	34	377
AUTO1 Group SE (b)	203	3,302
CTS Eventim AG & Co. KGaA	9	718
Delivery Hero SE (b) (c)	55	1,530
HOCHTIEF Aktiengesellschaft	9	1,191
Hypoport SE - Class N (b)	21	3,560
Scout24 SE (c)	80	7,080
tonies SE (b)	219	1,728
TUI AG (b) (c)	397	3,430
		22,916
South Korea 3.2%
BNK Financial Group Inc.	158	1,105
Duzon Bizon Co., Ltd.	21	914
Hanatour Service, Inc.	26	941
Hanwha Industrial Solutions Co., Ltd. (b)	225	4,738
Hugel, Inc. (b)	4	828
Hyundai Marine & Fire Insurance Co., Ltd.	73	1,215
JB Financial Group Co., Ltd.	152	1,674
Kangwon Land, Inc.	66	719
Koh Young Technology Inc.	111	607
LS Corp.	21	1,360
LX International Corp.	112	2,045
Park Systems Corp.	13	1,890
Samsung Securities Co., Ltd.	26	751
Sup Co., Ltd.	12	732
Wanted Lab, Inc. (b)	48	182
Youngone Corporation	35	999
		20,700
China 3.1%
Cloud Village Inc. (a) (b)	93	1,360
FinVolution Group - Class A - ADR	845	5,738
Hello Group Inc. - ADR	212	1,635
HUYA Inc. - Class A - ADR	457	1,403
Kanzhun Limited - ADR (b)	124	1,710
TravelSky Technology Limited - Class H	1,002	1,341
Weibo Corporation - Class A - ADR (b)	128	1,225
Xtep International Holdings Limited	2,101	1,527
Yangzijiang Shipbuilding (Holdings) Ltd.	1,929	4,234
		20,173
France 1.9%
Cellectis - ADR (b)	89	160
EXOSENS (b)	193	3,891
Planisware (b)	89	2,585
Soitec (b)	49	4,415
Valeo	136	1,304
		12,355
Netherlands 1.7%
Flow Traders Ltd	66	1,479
Fugro N.V. - Class C	101	1,754
Just Eat Takeaway.Com N.V. (b) (c)	173	2,362
Redcare Pharmacy N.V. (b)	28	3,795
Signify N.V. (c)	67	1,504
		10,894
Israel 1.6%
Bezeq Israel Communications Company Ltd	528	752
Maytronics Ltd.	251	672
Nayax Ltd (b)	15	454
Nayax Ltd (b)	78	2,287
Tower Semiconductor Ltd. (b)	24	1,254

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
ZIM Integrated Shipping Services Ltd (a)	235	5,046
		10,465
Switzerland 1.4%
Bossard Holding AG	9	1,935
Global Blue Group Holding AG (b)	318	2,204
Sensirion Holding AG (a) (b) (c)	47	2,864
u-blox Holding AG - Class N (a)	13	1,051
Vifor Pharma AG (c)	11	880
		8,934
United States of America 1.3%
Burford Capital Limited - Class C	219	2,833
Life360, Inc. - DRC (b)	243	3,380
OneSpaWorld Holdings Limited	112	2,222
		8,435
Brazil 1.2%
CI&T Inc - Class A (b)	231	1,404
Companhia de Saneamento de Minas Gerais - Copasa MG	395	1,332
Embraer S.A. (b)	350	3,180
Inter & Co, Inc. - Class A	531	2,240
		8,156
Denmark 1.1%
ALK-Abello A/S - Class B (b)	208	4,582
Bavarian Nordic A/S (b)	36	936
Dampskibsselskabet NORDEN A/S	31	919
ISS A/S	63	1,150
		7,587
Norway 1.0%
Eurizon Opportunita	153	974
MPC Container Ships ASA	963	1,754
Schibsted ASA - Class A	126	3,871
		6,599
Lithuania 0.9%
Baltic Classifieds Group PLC	1,438	5,657
Thailand 0.8%
Com7 Public Company Limited	1,119	858
Regional Container Lines Public Co Ltd	3,141	2,599
Sansiri Public Company Limited	32,415	1,709
		5,166
Mexico 0.8%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a) (b)	399	2,968
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	245	2,109
		5,077
Belgium 0.7%
Azelis Group	136	2,679
Melexis	15	902
Proximus	209	1,089
		4,670
Singapore 0.7%
Hafnia Limited	240	1,286
Mapletree Commercial Trust Treasury Company Pte. Ltd. (a) (c)	1,600	1,418
Sembcorp Industries Ltd	229	926
Suntec Real Estate Investment Trust	869	745
		4,375
Indonesia 0.6%
PT Bank Syariah Indonesia TBK	13,856	2,346
PT Indo Tambangraya Megah Tbk	1,108	1,840
		4,186
Poland 0.6%
InPost S.A. (b)	240	4,109
Hong Kong 0.6%
Hypebeast Limited	4,768	132
Johnson Electric Holdings Limited	1,440	2,023
Kerry Properties Limited	898	1,796
		3,951
Saudi Arabia 0.6%
Jamjoom Pharmaceuticals Factory Company	23	915
Ronglian Group Ltd.	33	804
The Company For Cooperative Insurance	54	2,123
		3,842
South Africa 0.6%
Growthpoint Properties Limited	1,151	778
Investec PLC	126	859
Rand Merchant Investment Holdings Limited	621	2,184
		3,821
Vietnam 0.6%
FPT Corporation	628	3,763
Finland 0.6%
Amer Sports, Inc. (b)	122	3,400
Nanoform Finland Oy (b)	250	361
		3,761
Turkey 0.5%
Dogus Otomotiv Servis ve Ticaret Anonim Sirketi	238	1,305
Is Gayrimenkul Yatirim Ortakligi Anonim Sirketi (b)	1,868	993
Turk Traktor - Class A	54	1,145
		3,443
Austria 0.5%
Raiffeisen Bank International AG	153	3,125
Spain 0.3%
Indra Sistemas, S.A.	57	1,015
Logista Integral SA.	36	1,090
		2,105
Philippines 0.2%
Philippine Seven Corporation	898	1,048
Malaysia 0.1%
ViTrox Corporation Berhad	874	784
Total Common Stocks (cost $624,689)		642,130
INVESTMENT COMPANIES 0.4%
United States of America 0.4%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	26	2,947
Total Investment Companies (cost $3,041)		2,947
PREFERRED STOCKS 0.2%
Brazil 0.2%
Metalurgica Gerdau S.A.	936	1,553
Total Preferred Stocks (cost $2,290)		1,553
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	8,668	8,668
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (d) (e)	211	211
Total Short Term Investments (cost $8,879)		8,879
Total Investments 100.2% (cost $638,899)		655,509
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.2)%		(1,396)
Total Net Assets 100.0%		654,115

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	11,764	244,939	248,035	506	—	—	8,668	1.3
JNL Government Money Market Fund, 4.46% - Class SL	4,749	19,047	23,585	103	—	—	211	0.1
	16,513	263,986	271,620	609	—	—	8,879	1.4

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/22/21	622	377	0.1
Creditaccess Grameen Limited	12/09/21	1,806	1,693	0.3
Delivery Hero SE	02/15/24	1,522	1,530	0.2
Just Eat Takeaway.Com N.V.	12/02/24	2,741	2,362	0.4
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/20/24	1,452	1,418	0.2
Scout24 SE	01/04/22	5,646	7,080	1.1
Sensirion Holding AG	04/22/21	3,639	2,864	0.5
Signify N.V.	05/30/24	1,826	1,504	0.2
Technogym S.p.A.	08/13/18	2,544	2,863	0.4
TUI AG	12/22/23	2,972	3,430	0.5
Vifor Pharma AG	03/01/24	920	880	0.1
		25,690	26,001	4.0

JNL Multi-Manager International Small Cap Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BNY	01/02/25	EUR	(280)	(290)	2
USD/HKD	BBH	01/02/25	HKD	(54)	(7)	—
					(297)	2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	79,937	562,193	—	642,130
Investment Companies	2,947	—	—	2,947
Preferred Stocks	—	1,553	—	1,553
Short Term Investments	8,879	—	—	8,879
	91,763	563,746	—	655,509
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	2	—	2
	—	2	—	2

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 96.5%
Information Technology 17.7%
Akamai Technologies, Inc. (a)	99	9,393
Amphenol Corporation - Class A	171	11,906
Applied Materials, Inc.	4	592
Autodesk, Inc. (a)	6	1,773
Cloudflare, Inc. - Class A (a)	93	10,060
Confluent, Inc. - Class A (a)	250	7,004
Datadog, Inc. - Class A (a)	65	9,357
Entegris, Inc.	36	3,566
Fair Isaac Corporation (a)	11	20,925
Flex Ltd. (a)	68	2,611
Gartner, Inc. (a)	28	13,601
Globant S.A. (a)	21	4,567
Keysight Technologies, Inc. (a)	33	5,301
Lam Research Corporation	9	628
MKS Instruments, Inc.	40	4,186
MongoDB, Inc. - Class A (a)	43	9,815
Monolithic Power Systems, Inc.	9	5,226
Motorola Solutions, Inc.	3	1,375
Nutanix, Inc. - Class A (a)	109	6,699
Okta, Inc. - Class A (a)	112	8,865
On Semiconductor Corporation (a)	61	3,840
Palo Alto Networks, Inc. (a)	26	4,731
Procore Technologies, Inc. (a)	49	3,634
PTC Inc. (a)	36	6,587
Pure Storage, Inc. - Class A (a)	125	7,709
Rogers Corporation (a)	59	6,006
Roper Technologies, Inc.	7	3,512
Synopsys, Inc. (a)	11	5,096
Te Connectivity Public Limited Company	4	598
Trimble Inc. (a)	78	5,506
Vertex, Inc. - Class A (a)	173	9,211
Workday, Inc. - Class A (a)	34	8,773
Zebra Technologies Corporation - Class A (a)	11	4,316
Zscaler, Inc. (a)	41	7,307
		214,276
Industrials 17.0%
3M Company	48	6,260
AGCO Corporation	47	4,384
AMETEK, Inc.	49	8,833
Axon Enterprise, Inc. (a)	6	3,566
Carrier Global Corporation	47	3,222
CNH Industrial N.V.	119	1,347
Daikin Industries, Ltd. - ADR	53	621
Equifax Inc.	32	8,188
ESAB Corporation	15	1,825
Fastenal Company	18	1,258
Fortive Corporation	119	8,925
FTI Consulting, Inc. (a)	20	3,727
Genpact Limited	137	5,880
Graco Inc.	76	6,456
Hubbell Incorporated	4	1,676
IDEX Corporation	48	10,150
J.B. Hunt Transport Services, Inc.	33	5,591
Knight-Swift Transportation Holdings Inc. - Class A	192	10,225
Landstar System, Inc.	22	3,781
Legrand - ADR	30	573
Lincoln Electric Holdings, Inc.	36	6,674
Lindsay Corporation	15	1,766
Marten Transport, Ltd.	223	3,488
Middleby Corporation, The (a)	39	5,255
Mine Safety Appliances Company, LLC	22	3,647
Mueller Water Products, Inc. - Class A	27	601
Nordson Corporation	30	6,173
Northrop Grumman Corporation	8	3,729
Nvent Electric Public Limited Company	44	2,999
Paycom Software, Inc.	25	5,121
Regal Rexnord Corporation	28	4,344
Republic Services, Inc.	11	2,233
Rockwell Automation, Inc.	30	8,431
Rollins, Inc.	104	4,832
Sensata Technologies Holding PLC	21	565
SiteOne Landscape Supply, Inc. (a)	49	6,478
Southwest Airlines Co.	19	624
Spirax Group PLC - ADR	31	1,326
Textron Inc.	60	4,589
Toro Company, The	85	6,816
TransUnion	37	3,463
Veralto Corporation	45	4,583
W.W. Grainger, Inc.	2	1,950
Werner Enterprises, Inc.	266	9,570
Xylem Inc.	91	10,616
		206,361
Health Care 14.7%
Agilent Technologies, Inc.	54	7,214
Becton, Dickinson and Company	3	643
Bio-Techne Corporation	84	6,051
Cooper Companies, Inc., The (a)	123	11,302
Dentsply Sirona Inc.	932	17,693
DexCom, Inc. (a)	69	5,405
Edwards Lifesciences Corporation (a)	97	7,218
Envista Holdings Corporation (a)	353	6,808
Exact Sciences Corporation (a)	84	4,697
HealthEquity, Inc. (a)	72	6,931
Henry Schein, Inc. (a)	138	9,554
Hologic, Inc. (a)	111	8,036
Icon Public Limited Company (a)	15	3,125
IDEXX Laboratories, Inc. (a)	14	5,744
Mettler-Toledo International Inc. (a)	10	11,958
Penumbra, Inc. (a)	34	7,956
Qiagen N.V. (a)	296	13,186
Quest Diagnostics Incorporated	46	6,879
Repligen Corporation (a)	28	4,030
Solventum Corporation (a)	98	6,487
Steris Public Limited Company	19	3,906
Veeva Systems Inc. - Class A (a)	36	7,569
Waters Corporation (a)	17	6,121
West Pharmaceutical Services, Inc.	16	5,077
Zoetis Inc. - Class A	31	5,072
		178,662
Financials 12.1%
American Financial Group, Inc.	42	5,792
Arthur J. Gallagher & Co.	12	3,264
Bank of New York Mellon Corporation, The	23	1,729
Corpay Inc (a)	14	4,852
Cullen/Frost Bankers, Inc.	61	8,189
Everest Group, Ltd.	32	11,295
FactSet Research Systems Inc.	12	5,523
Fidelity National Financial, Inc. - Class A	99	5,575
Global Payments Inc.	27	2,981
Globe Life Inc.	92	10,223
Goosehead Insurance, Inc. - Class A (a)	107	11,491
Hartford Financial Services Group, Inc. , The	61	6,630
Houlihan Lokey, Inc. - Class A	29	5,061
Huntington Bancshares Incorporated	278	4,531
Independent Bank Corp.	8	506
Kinsale Capital Group, Inc.	11	5,116
MSCI Inc. - Class A	5	2,700
Northern Trust Corporation	69	7,066
Old Republic International Corporation	137	4,958
Prosperity Bancshares, Inc.	68	5,131
Reinsurance Group of America, Incorporated	14	2,891
Ryan Specialty Group Holdings, Inc. - Class A	75	4,844
T. Rowe Price Group, Inc.	36	4,049
Toast, Inc. - Class A (a)	258	9,394
Tradeweb Markets Inc. - Class A	36	4,648
Willis Towers Watson Public Limited Company	27	8,489
		146,928
Consumer Staples 11.4%
Beiersdorf Aktiengesellschaft - ADR	24	618
Bellring Intermediate Holdings, Inc. (a)	23	1,733
BJ's Wholesale Club Holdings, Inc. (a)	69	6,165
Brown-Forman Corporation - Class B	116	4,406
Calavo Growers, Inc.	117	2,996
Celsius Holdings, Inc. (a)	289	7,602

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
e.l.f. Beauty, Inc. (a)	46	5,753
Freshpet, Inc. (a)	90	13,290
Henkel AG & Co. KGaA - ADR	612	11,735
Hormel Foods Corporation	181	5,678
J. M. Smucker Company, The	46	5,010
JDE Peet's N.V. - ADR	139	1,185
Kimberly-Clark Corporation	38	5,018
Lamb Weston Holdings, Inc.	60	4,043
Maplebear Inc. (a)	62	2,589
McCormick & Company, Incorporated	125	9,536
Mission Produce, Inc. (a)	168	2,412
Monster Beverage 1990 Corporation (a)	79	4,179
Performance Food Group Company (a)	38	3,213
Target Corporation	45	6,145
The Clorox Company	58	9,497
The Estee Lauder Companies Inc. - Class A	223	16,744
US Foods Holding Corp. (a)	121	8,190
		137,737
Consumer Discretionary 9.1%
Aptiv PLC (a)	48	2,879
BorgWarner Inc.	167	5,325
Domino's Pizza, Inc.	23	9,478
eBay Inc.	81	5,006
Expedia Group, Inc. (a)	32	5,925
Gentherm Incorporated (a)	31	1,234
Global-E Online Ltd. (a)	231	12,577
Hilton Worldwide Holdings Inc.	9	2,274
MercadoLibre, Inc. (a)	7	11,129
Murphy USA Inc.	8	4,060
NIKE, Inc. - Class B	8	608
On Holding AG - Class A (a)	166	9,100
Planet Fitness, Inc. - Class A (a)	51	5,092
Polaris Inc.	9	531
Pool Corporation	17	5,851
Ralph Lauren Corporation - Class A	13	2,997
Ross Stores, Inc.	78	11,758
TopBuild Corp. (a)	10	3,074
Ulta Beauty, Inc. (a)	20	8,481
Wingstop Inc.	10	2,700
		110,079
Utilities 4.6%
Alliant Energy Corporation	143	8,469
American Water Works Company, Inc.	57	7,127
Avista Corporation	68	2,490
California Water Service Group	117	5,287
IDACORP, Inc.	33	3,582
Pennon Group PLC - ADR (b)	584	8,701
Portland General Electric Company	57	2,490
Severn Trent PLC - ADR	19	607
SJW Group	97	4,800
United Utilities Group PLC - ADR	297	7,808
XCEL Energy Inc.	61	4,146
		55,507
Materials 4.0%
AptarGroup, Inc.	34	5,451
Avery Dennison Corporation	18	3,293
Axalta Coating Systems Ltd. (a)	145	4,979
CF Industries Holdings, Inc.	55	4,667
Crown Holdings, Inc.	80	6,623
Franco-Nevada Corporation	48	5,668
Packaging Corporation of America	19	4,322
RPM International Inc.	39	4,836
Smurfit Westrock Public Limited Company	75	4,039
Westlake Corporation	46	5,268
		49,146
Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	32	3,171
Camden Property Trust	56	6,521
CoStar Group, Inc. (a)	72	5,160
Equity Lifestyle Properties, Inc.	58	3,863
Healthpeak OP, LLC	59	1,193
Lamar Advertising Company - Class A	47	5,734
Lineage, Inc.	43	2,530
NNN REIT, Inc.	160	6,548
SBA Communications Corporation - Class A	24	4,952
		39,672
Energy 1.7%
Baker Hughes Company - Class A	179	7,326
Chord Energy Corporation	39	4,513
Coterra Energy Inc.	219	5,602
Devon Energy Corporation	102	3,342
		20,783
Communication Services 0.9%
Trade Desk, Inc., The - Class A (a)	91	10,679
Total Common Stocks (cost $1,036,151)		1,169,830
PREFERRED STOCKS 0.4%
Financials 0.4%
Charles Schwab Corporation, The, 5.95%, (100, 2/9/2025) (b) (c)	150	3,761
MetLife, Inc., 4.75%, (25, 03/15/25) (b) (c)	33	674
		4,435
Materials 0.0%
Albemarle Corporation, 7.25%, 03/01/27 (d)	13	532
Total Preferred Stocks (cost $4,942)		4,967
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 4.36% (e) (f)	38,159	38,159
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (e) (f)	645	645
Total Short Term Investments (cost $38,804)		38,804
Total Investments 100.1% (cost $1,079,897)		1,213,601
Other Assets and Liabilities, Net (0.1)%		(1,239)
Total Net Assets 100.0%		1,212,362
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	28,854	488,476	479,171	2,138	—	—	38,159	3.1
JNL Government Money Market Fund, 4.46% - Class SL	4,058	39,695	43,108	133	—	—	645	0.1
	32,912	528,171	522,279	2,271	—	—	38,804	3.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,169,830	—	—	1,169,830
Preferred Stocks	4,967	—	—	4,967
Short Term Investments	38,804	—	—	38,804
	1,213,601	—	—	1,213,601

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 96.5%
Information Technology 23.3%
ACI Worldwide, Inc. (a)	205	10,677
Advanced Energy Industries, Inc.	63	7,326
Alkami Technology, Inc. (a)	94	3,472
AppFolio, Inc. - Class A (a)	30	7,318
ASGN Incorporated (a)	35	2,921
Aspen Technology, Inc. (a)	70	17,514
Astera Labs, Inc. (a)	25	3,346
AvePoint, Inc. - Class A (a)	56	921
Badger Meter, Inc.	7	1,658
Bel Fuse Inc. - Class B	29	2,422
Bentley Systems, Incorporated - Class B	333	15,561
Bill Holdings, Inc. (a)	148	12,523
Box, Inc. - Class A (a)	148	4,703
Braze, Inc. - Class A (a)	20	821
Camtek Ltd. (b)	11	871
Celestica Inc. (a)	11	1,009
Cellebrite Di Ltd (a)	69	1,523
Check Point Software Technologies Ltd (a)	20	3,753
Clearwater Analytics Holdings, Inc. - Class A (a)	1,064	29,292
Cognex Corporation	177	6,337
Coherent Corp. (a)	37	3,502
CommVault Systems, Inc. (a)	45	6,686
Confluent, Inc. - Class A (a)	44	1,218
Core Scientific, Inc. (a) (b)	147	2,065
Couchbase, Inc. (a)	236	3,674
Credo Technology Group Holding Ltd (a)	166	11,121
CyberArk Software Ltd. (a)	56	18,583
Descartes Systems Group Inc., The (a)	39	4,434
Digimarc Corporation (a) (b)	9	325
Dynatrace, Inc. (a)	154	8,350
Endava PLC - Class A - ADR (a)	168	5,193
Fabrinet (a)	62	13,701
Fair Isaac Corporation (a)	8	16,551
Five9, Inc. (a)	258	10,497
Freshworks, Inc. - Class A (a)	120	1,934
GitLab Inc. - Class A (a)	196	11,043
Globant S.A. (a)	36	7,568
Guidewire Software, Inc. (a)	53	8,995
HubSpot, Inc. (a)	3	2,156
Impinj, Inc. (a)	5	754
Indie Semiconductor, Inc. - Class A (a) (b)	4,761	19,284
Informatica Inc. - Class A (a)	70	1,825
Itron, Inc. (a)	23	2,476
JFROG Ltd (a)	61	1,789
Klaviyo, Inc. - Series A (a)	151	6,216
Lattice Semiconductor Corporation (a)	30	1,677
MACOM Technology Solutions Holdings, Inc. (a)	50	6,467
Mirion Technologies (US), Inc. - Class A (a)	144	2,506
Monday.Com Ltd. (a)	7	1,717
nCino OpCo, Inc. (a)	683	22,927
Novanta Inc. (a)	110	16,740
Nutanix, Inc. - Class A (a)	49	3,029
NVE Corporation	11	921
OneStream, Inc. - Class A (a)	159	4,523
Onto Innovation Inc. (a)	26	4,362
PAR Technology Corporation (a) (b)	148	10,744
PDF Solutions, Inc. (a)	51	1,383
Porch Group Inc - Class A (a)	2,510	12,348
Power Integrations, Inc.	138	8,495
Procore Technologies, Inc. (a)	168	12,557
Pure Storage, Inc. - Class A (a)	37	2,257
Q2 Holdings, Inc. (a)	35	3,502
QXO, Inc (a) (b)	57	899
Rambus Inc. (a)	202	10,688
Semtech Corporation (a)	333	20,599
SentinelOne, Inc. - Class A (a)	668	14,835
ServiceTitan, Inc. - Class A (a)	8	840
SimilarWeb Ltd. (a)	35	490
Sitime Corporation (a)	34	7,344
Sprout Social, Inc. - Class A (a)	131	4,007
SPS Commerce, Inc. (a)	99	18,291
Teledyne Technologies Incorporated (a)	31	14,502
TeraWulf Inc. (a)	184	1,044
Trimble Inc. (a)	24	1,704
Tyler Technologies, Inc. (a)	34	19,369
Varonis Systems, Inc. (a)	384	17,058
Veeco Instruments Inc. (a)	123	3,298
Vertex, Inc. - Class A (a)	42	2,233
Wix.Com Ltd. (a)	5	1,101
Workiva Inc. - Class A (a)	8	843
Zeta Global Holdings Corp. - Class A (a)	74	1,332
		560,540
Industrials 20.9%
AAON, Inc.	295	34,692
ACV Auctions Inc. - Class A (a)	219	4,725
Advanced Drainage Systems, Inc.	85	9,792
AeroVironment, Inc. (a)	22	3,447
Alaska Air Group, Inc. (a)	11	708
Allison Systems, Inc.	10	1,100
Apogee Enterprises, Inc.	12	848
Applied Industrial Technologies, Inc.	64	15,368
Archer Aviation Inc. - Class A (a) (b)	94	912
Axon Enterprise, Inc. (a)	31	18,525
Beacon Roofing Supply, Inc. (a)	107	10,931
Blue Bird Global Corporation (a)	31	1,210
Booz Allen Hamilton Holding Corporation - Class A	40	5,115
Builders FirstSource, Inc. (a)	11	1,531
BWXT Government Group, Inc.	18	1,989
Casella Waste Systems, Inc. - Class A (a)	180	19,064
CBIZ, Inc. (a)	45	3,677
Chart Industries, Inc. (a)	118	22,720
Clean Harbors, Inc. (a)	13	3,095
Comfort Systems USA, Inc.	3	1,093
Construction Partners, Inc. - Class A (a)	52	4,629
Crane Company	9	1,435
CSW Industrials, Inc.	6	2,272
Curtiss-Wright Corporation	9	3,136
Dayforce, Inc. (a)	119	8,623
Embraer S.A. - ADR (a)	47	1,721
Enerpac Tool Group Corp. - Class A	182	7,466
Enovix Corporation (a) (b)	134	1,453
Everus Construction Group, Inc. (a)	37	2,465
Exponent, Inc.	48	4,300
Federal Signal Corporation	11	1,063
Flowserve Corporation	31	1,811
FTAI Aviation Ltd.	150	21,574
Gates Industrial Corporation PLC (a)	157	3,240
HEICO Corporation - Class A	120	22,327
IDEX Corporation	8	1,666
John Bean Technologies Corporation (b)	47	5,856
Kirby Corporation (a)	11	1,199
Knight-Swift Transportation Holdings Inc. - Class A	153	8,125
Korn Ferry	8	573
Kornit Digital Ltd. (a)	138	4,260
Leonardo DRS, Inc. (a)	39	1,276
Limbach Holdings, Inc. (a)	31	2,616
Loar Holdings Inc. (a) (b)	10	710
Mayville Engineering Company, Inc. (a)	127	1,991
Mercury Systems, Inc. (a)	445	18,699
Mine Safety Appliances Company, LLC	5	753
Montrose Environmental Group, Inc. (a)	438	8,133
MOOG Inc. - Class A	9	1,961
Mueller Water Products, Inc. - Class A	29	649
Nextracker LLC - Class A (a)	19	692
Nordson Corporation	16	3,404
Omega Flex, Inc.	48	2,021
Parsons Corporation (a)	29	2,647
Paylocity Holding Corporation (a)	30	5,806
Powell Industries, Inc. (b)	35	7,904
Primoris Services Corporation	18	1,373
RBC Bearings Incorporated (a)	21	6,287
Regal Rexnord Corporation	53	8,211
Rocket Lab USA, Inc. - Class A (a) (b)	28	706
RXO Inc (a)	123	2,928
Saia, Inc. (a)	63	28,979

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Simpson Manufacturing Co., Inc.	130	21,622
SiteOne Landscape Supply, Inc. (a)	148	19,520
Spire Global Subsidiary, Inc. - Class A (a)	50	701
SPX Technologies, Inc. (a)	20	2,775
Sterling Infrastructure, Inc. (a)	89	15,091
Tecnoglass Inc.	38	3,020
Tetra Tech, Inc.	280	11,148
The AZEK Company Inc. - Class A (a)	154	7,306
Transcat, Inc. (a)	10	1,079
TransUnion	117	10,848
Verisk Analytics, Inc.	54	14,783
Vestis Corporation	84	1,280
Vicor Corporation (a)	17	817
VSE Corporation (b)	27	2,531
Watts Water Technologies, Inc. - Class A	2	455
Willscot Holdings Corporation - Class A (a)	90	3,003
WNS (Holdings) Limited (a)	135	6,382
Zurn Elkay Water Solutions Corporation	30	1,101
		500,944
Health Care 17.4%
Acadia Healthcare Company, Inc. (a)	54	2,129
Alkermes Public Limited Company (a)	114	3,289
Anaptysbio, Inc. (a)	23	304
Apellis Pharmaceuticals, Inc. (a)	71	2,279
Apogee Therapeutics, Inc. (a)	46	2,116
Arcellx Inc. (a)	10	786
AtriCure, Inc. (a)	108	3,312
Avidity Biosciences, Inc. (a)	25	726
Axsome Therapeutics, Inc. (a)	61	5,171
Biohaven Ltd. (a)	77	2,877
BioLife Solutions, Inc. (a)	97	2,499
Biomerica, Inc. (a)	293	88
Blueprint Medicines Corporation (a)	65	5,729
Bridgebio Pharma, Inc. (a)	139	3,801
Canticle Pharmaceuticals, Inc. (a) (b)	11	3,388
Caredx, Inc. (a)	366	7,826
Castle Biosciences, Inc. (a)	44	1,161
Certara, Inc. (a)	593	6,317
Crinetics Pharmaceuticals, Inc. (a)	128	6,541
Cytokinetics, Incorporated (a)	22	1,018
CytoSorbents Corporation (a) (b)	436	396
Denali Therapeutics Inc. (a)	87	1,783
Disc Medicine, Inc. (a)	15	926
Edgewise Therapeutics, Inc. (a)	74	1,985
Establishment Labs Holdings Inc. (a) (b)	129	5,957
Evolent Health, Inc. - Class A (a)	625	7,035
Exact Sciences Corporation (a)	276	15,505
Glaukos Corporation (a)	104	15,585
Globus Medical, Inc. - Class A (a)	41	3,410
Halozyme Therapeutics, Inc. (a)	155	7,410
Harvard Bioscience, Inc. (a)	454	958
HealthEquity, Inc. (a)	235	22,570
IDEAYA Biosciences, Inc. (a)	154	3,964
Immunovant, Inc. (a)	97	2,399
Inari Medical, Inc. (a)	205	10,466
Insmed Incorporated (a)	221	15,309
Inspire Medical Systems, Inc. (a)	73	13,584
Integer Holdings Corporation (a)	10	1,300
Intra-Cellular Therapies, Inc. (a)	10	869
Irhythm Technologies, Inc. (a)	87	7,842
Janux Therapeutics, Inc. (a)	24	1,280
Kiniksa Pharmaceuticals International, PLC - Class A (a)	86	1,702
Krystal Biotech, Inc. (a)	25	4,023
Kymera Therapeutics, Inc. (a)	25	1,007
Lantheus Holdings, Inc. (a)	77	6,859
LeMaitre Vascular, Inc.	144	13,286
Maravai LifeSciences Holdings, Inc. - Class A (a)	425	2,315
Masimo Corporation (a)	51	8,414
Merus N.V. (a)	19	818
MoonLake Immunotherapeutics AG - Class A (a)	34	1,850
Natera, Inc. (a)	46	7,322
National Research Corporation	86	1,509
Neurocrine Biosciences, Inc. (a)	20	2,779
Nuvalent, Inc. - Class A (a)	12	931
Option Care Health, Inc. (a)	87	2,020
Orthopediatrics Corp. (a)	245	5,675
Penumbra, Inc. (a)	28	6,616
Phreesia, Inc. (a)	116	2,913
Pliant Therapeutics, Inc. (a)	92	1,209
Procept Biorobotics Corporation (a)	55	4,358
Protagonist Therapeutics, Inc. (a)	15	592
PTC Therapeutics, Inc. (a)	18	823
Quanterix Corporation (a)	125	1,333
RadNet, Inc. (a)	188	13,143
Repligen Corporation (a)	84	12,085
Revolution Medicines, Inc. (a)	115	4,995
Rhythm Pharmaceuticals, Inc. (a)	17	957
RxSight, Inc. (a)	22	768
Sarepta Therapeutics, Inc. (a)	19	2,276
Septerna, Inc (a) (b)	24	561
SI-BONE, Inc. (a)	615	8,633
Springworks Therapeutics, Inc. (a) (b)	165	5,929
Spyre Therapeutics, Inc. (a) (b)	45	1,050
Stevanato Group Societa' Per Azioni (b)	288	6,278
Stoke Therapeutics, Inc. (a)	82	904
Structure Therapeutics Inc. - ADR (a) (b)	24	646
Surgery Partners, Inc. (a)	392	8,304
Syndax Pharmaceuticals, Inc. (a)	130	1,715
Tandem Diabetes Care, Inc. (a)	84	3,041
The Ensign Group, Inc.	39	5,165
TransMedics Group, Inc. (a) (b)	44	2,720
Travere Therapeutics, Inc. (a)	32	561
Twist Bioscience Corporation (a)	24	1,098
U. S. Physical Therapy, Inc.	41	3,661
Ultragenyx Pharmaceutical Inc. (a)	93	3,943
Vaxcyte, Inc. (a)	129	10,524
Vera Therapeutics, Inc. - Class A (a)	15	647
Veracyte, Inc. (a)	188	7,453
Vericel Corporation (a)	61	3,342
Viking Therapeutics, Inc. (a) (b)	71	2,869
Viridian Therapeutics, Inc. (a)	29	563
Wave Life Sciences Ltd. (a)	84	1,044
Waystar Holding Corp. (a)	23	831
West Pharmaceutical Services, Inc.	53	17,217
Xenon Pharmaceuticals Inc. (a)	90	3,502
		416,669
Consumer Discretionary 11.9%
Abercrombie & Fitch Co. - Class A (a)	5	731
American Eagle Outfitters, Inc.	288	4,796
Boot Barn Holdings, Inc. (a)	123	18,816
Bright Horizons Family Solutions, Inc. (a)	23	2,532
Brunello Cucinelli S.p.A.	77	8,369
Carvana Co. - Class A (a)	8	1,609
CAVA Group, Inc. (a)	14	1,627
Churchill Downs Incorporated	112	15,011
DK Crown Holdings Inc. - Class A (a)	276	10,256
Dream Finders Homes, Inc. - Class A (a) (b)	208	4,832
Dutch Bros Inc. - Class A (a)	25	1,314
First Watch Restaurant Group, Inc. (a)	574	10,686
Floor & Decor Holdings, Inc. - Class A (a)	62	6,167
Fox Factory Holding Corp. (a)	61	1,838
Genius Sports Limited (a)	649	5,612
Green Brick Partners, Inc. (a)	71	4,013
Holley Inc. (a)	397	1,198
Installed Building Products, Inc.	66	11,511
KinderCare Learning Companies, Inc. (a)	101	1,791
Kura Sushi USA, Inc. - Class A (a) (b)	49	4,422
Life Time Group Holdings, Inc. (a)	170	3,767
Lithia Motors, Inc. - Class A	3	1,075
Lovesac Company, The (a)	25	591
Modine Manufacturing Company (a)	95	10,881
Norwegian Cruise Line Holdings Ltd. (a)	119	3,062
Ollie's Bargain Outlet Holdings, Inc. (a)	211	23,248
Planet Fitness, Inc. - Class A (a)	110	10,828
Pool Corporation	52	17,592
Portillo's Inc. - Class A (a) (b)	437	4,105
Revolve Group Inc. - Class A (a)	177	5,919
RH (a)	31	12,224

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Shake Shack, Inc. - Class A (a)	9	1,223
SharkNinja, Inc. (a)	65	6,309
Skechers U.S.A., Inc. - Class A (a)	13	847
Skyline Champion Corporation (a)	60	5,240
Smith Douglas Homes Corp. - Class A (a) (b)	70	1,803
Sportradar Group AG - Class A (a)	176	3,059
Stride, Inc. (a)	109	11,371
Sweetgreen, Inc. - Class A (a)	280	8,963
Texas Roadhouse, Inc. - Class A	94	16,847
The Wendy's Company	100	1,636
Under Armour, Inc. - Class C (a)	278	2,076
Universal Technical Institute, Inc. (a)	83	2,132
Urban Outfitters, Inc. (a)	20	1,125
Watches of Switzerland Group PLC (a)	399	2,791
Wayfair Inc. - Class A (a)	14	619
Wynn Resorts, Limited	109	9,414
		285,878
Financials 11.2%
Euronet Worldwide, Inc. (a)	42	4,323
Evercore Inc. - Class A	46	12,787
FactSet Research Systems Inc.	39	18,623
FirstCash, Inc.	32	3,276
Flywire Corporation (a)	51	1,055
Goosehead Insurance, Inc. - Class A (a)	104	11,058
HA Sustainable Infrastructure Capital, Inc. (b)	24	639
Hamilton Lane Incorporated - Class A	27	4,011
HCI Group, Inc.	7	837
Houlihan Lokey, Inc. - Class A	21	3,685
Jack Henry & Associates, Inc.	70	12,294
Kinsale Capital Group, Inc.	21	9,532
LendingClub Corporation (a)	54	881
LPL Financial Holdings Inc.	18	5,925
Marex Group PLC	150	4,691
Moelis & Company - Class A	212	15,656
Morningstar, Inc.	37	12,606
Palomar Holdings, Inc. (a)	15	1,574
Paymentus Holdings, Inc. - Class A (a)	21	693
Payoneer Global Inc. (a)	368	3,699
Primerica, Inc.	39	10,497
Ryan Specialty Group Holdings, Inc. - Class A	520	33,343
Selective Insurance Group, Inc.	22	2,076
ServisFirst Bancshares, Inc.	104	8,809
Shift4 Payments, LLC - Class A (a) (b)	143	14,847
Skyward Specialty Insurance Group, Inc. (a)	60	3,079
StepStone Group Inc. - Class A	194	11,239
Texas Capital Bancshares, Inc. (a)	23	1,767
The Bancorp, Inc. (a)	87	4,574
Toast, Inc. - Class A (a)	106	3,861
Triumph Financial, Inc. (a)	79	7,151
Upstart Holdings, Inc. (a)	20	1,229
Victory Capital Holdings, Inc. - Class A	90	5,865
Walker & Dunlop, Inc.	33	3,239
Western Alliance Bancorporation	138	11,515
Wex, Inc. (a)	57	9,982
Wintrust Financial Corporation	29	3,608
WisdomTree, Inc. (b)	341	3,578
Zurich American Corporation	18	1,196
		269,300
Communication Services 4.4%
Auto Trader Group PLC	997	9,883
Cogent Communications Holdings, Inc.	41	3,144
IAC Inc. (a)	184	7,958
Liberty Media Corporation - Series A (a)	140	11,780
Liberty Media Corporation - Series C (a)	169	11,488
Magnite, Inc. (a)	1,006	16,026
QuinStreet, Inc. (a)	41	935
Reddit, Inc. - Class A (a)	78	12,886
Rightmove PLC	1,914	15,372
Rightmove PLC - ADR	648	10,452
Vivid Seats Inc. - Class A (a)	1,387	6,422
		106,346
Consumer Staples 3.8%
Bellring Intermediate Holdings, Inc. (a)	61	4,655
BJ's Wholesale Club Holdings, Inc. (a)	27	2,395
Celsius Holdings, Inc. (a)	414	10,916
e.l.f. Beauty, Inc. (a)	30	3,741
Freshpet, Inc. (a)	121	17,924
Oddity Tech Ltd - Class A (a) (b)	104	4,371
Performance Food Group Company (a)	129	10,925
PriceSmart, Inc.	19	1,775
Sprouts Farmers Market, Inc. (a)	44	5,664
SunOpta Inc. (a)	1,012	7,795
The Chefs' Warehouse, Inc. (a)	198	9,750
The Honest Company, Inc. (a)	113	780
UTZ Brands, Inc. - Class A	118	1,848
Vita Coco Company, Inc., The (a)	189	6,951
Vital Farms, Inc. (a)	57	2,156
		91,646
Materials 1.9%
Avient Corporation	289	11,801
Balchem Corporation	7	1,115
Carpenter Technology Corporation	59	10,008
Hawkins, Inc.	15	1,783
Innospec Inc.	30	3,353
Knife River Corporation (a)	108	10,872
Materion Corporation	53	5,192
Pan American Silver Corp.	34	691
Summit Materials, Inc. - Class A (a)	15	776
		45,591
Energy 1.0%
Cactus, Inc. - Class A	55	3,232
Cameco Corporation	21	1,060
Gulfport Energy Operating Corporation (a)	4	767
Matador Resources Company	111	6,247
Newpark Resources, Inc. (a)	272	2,084
Permian Resources Corporation - Class A	49	703
Range Resources Corporation	71	2,539
TechnipFMC PLC	160	4,638
Uranium Energy Corp. (a)	185	1,236
Weatherford International Public Limited Company	21	1,491
		23,997
Real Estate 0.7%
Compass, Inc. - Class A (a)	388	2,272
CoStar Group, Inc. (a)	28	2,038
EastGroup Properties, Inc.	45	7,231
National Storage Affiliates Trust	15	563
Real Brokerage Inc., The (a) (b)	266	1,222
Terreno Realty Corporation	56	3,328
		16,654
Total Common Stocks (cost $2,018,770)		2,317,565
RIGHTS 0.0%
CytoSorbents Corporation (a) (b) (c)	439	—
Flexion Therapeutics, Inc. (a) (b) (c)	491	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 4.6%
Investment Companies 3.6%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	85,183	85,183
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.46% (d) (e)	23,978	23,978
Total Short Term Investments (cost $109,161)		109,161
Total Investments 101.1% (cost $2,127,931)		2,426,731
Other Assets and Liabilities, Net (1.1)%		(25,463)
Total Net Assets 100.0%		2,401,268

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	36,797	1,079,716	1,031,330	3,499	—	—	85,183	3.5
JNL Government Money Market Fund, 4.46% - Class SL	13,904	355,715	345,641	580	—	—	23,978	1.0
	50,701	1,435,431	1,376,971	4,079	—	—	109,161	4.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,281,150	36,415	—	2,317,565
Rights	—	—	5	5
Short Term Investments	109,161	—	—	109,161
	2,390,311	36,415	5	2,426,731

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.1%
Industrials 25.1%
ACV Auctions Inc. - Class A (a)	293	6,334
Air Lease Corporation - Class A	559	26,961
Air Transport Services Group, Inc. (a)	214	4,712
Alight, Inc. - Class A	764	5,287
American Woodmark Corporation (a)	218	17,310
API Group Corporation (a)	296	10,655
Argan, Inc.	15	2,056
Armstrong World Industries, Inc.	51	7,299
Atkore Inc.	81	6,757
Beacon Roofing Supply, Inc. (a)	116	11,787
BrightView Holdings, Inc. (a)	306	4,889
Cadre Holdings, Inc.	171	5,517
CNH Industrial N.V.	439	4,975
CoreCivic, Inc. (a)	513	11,159
CSW Industrials, Inc.	29	10,302
Dun & Bradstreet Holdings, Inc.	456	5,683
Enerpac Tool Group Corp. - Class A	199	8,157
ESAB Corporation	63	7,517
Gates Industrial Corporation PLC (a)	303	6,233
GMS Inc. (a)	94	7,994
Gorman- Rupp Company, The	101	3,817
GXO Logistics Inc. (a)	250	10,864
H&E Equipment Services, Inc.	103	5,061
Hayward Holdings, Inc. (a)	790	12,085
Hillman Solutions Corp. - Class A (a)	2,770	26,977
Huntington Ingalls Industries, Inc.	31	5,832
Huron Consulting Group Inc. (a)	60	7,485
ICF International, Inc.	46	5,519
Insperity, Inc.	233	18,032
Janus International Group, Inc. (a)	1,327	9,758
JELD-WEN Holding, Inc. (a)	280	2,291
Landstar System, Inc.	60	10,371
Maximus, Inc.	96	7,170
McGrath RentCorp	111	12,391
Mine Safety Appliances Company, LLC	46	7,575
MOOG Inc. - Class A	26	5,067
Mueller Industries, Inc.	154	12,246
MYR Group Inc. (a)	65	9,615
Openlane, Inc. (a)	361	7,165
Rentokil Initial PLC - ADR (b)	279	7,074
Rush Enterprises, Inc. - Class A	160	8,780
Steelcase Inc. - Class A	679	8,024
Tecnoglass Inc.	115	9,146
The AZEK Company Inc. - Class A (a)	206	9,779
Trinet Group, Inc.	40	3,621
U-Haul Holding Company - Series N	238	15,251
Unifirst Corporation	90	15,400
Viad Corp (a)	78	3,299
Vm Consolidated, Inc. - Class A (a)	786	19,013
Werner Enterprises, Inc.	114	4,093
WESCO International, Inc.	10	1,776
Willscot Holdings Corporation - Class A (a)	162	5,433
Woodward, Inc.	75	12,401
		473,995
Financials 19.5%
Amalgamated Financial Corp.	122	4,067
Assured Guaranty Ltd.	233	20,928
AXIS Capital Holdings Limited	111	9,857
Bank of Hawaii Corporation	97	6,936
Bank OZK	48	2,127
BankUnited, Inc.	159	6,080
Brookline Bancorp, Inc.	205	2,422
Cannae Holdings, Inc.	408	8,111
Cathay General Bancorp	124	5,916
CNA Financial Corporation	93	4,518
CNO Financial Group, Inc.	119	4,445
Columbia Banking System, Inc.	403	10,872
Commerce Bancshares, Inc.	208	12,968
Essent Group Ltd.	182	9,908
Euronet Worldwide, Inc. (a)	116	11,929
EVERTEC, Inc.	129	4,471
F.N.B. Corporation	128	1,898
Federated Hermes, Inc. - Class B	39	1,622
First American Financial Corporation	184	11,482
First Citizens BancShares, Inc. - Class A	10	21,654
First Hawaiian, Inc.	343	8,903
Genworth Financial, Inc. - Class A (a)	1,216	8,499
Glacier Bancorp, Inc.	211	10,583
HA Sustainable Infrastructure Capital, Inc. (b)	31	818
Hanover Insurance Group Inc, The	35	5,418
International Bancshares Corporation	110	6,961
LendingTree, Inc. (a)	20	784
Marqeta, Inc. - Class A (a)	863	3,272
P10, Inc. - Class A	330	4,155
Radian Group Inc.	112	3,561
Sandy Spring Bancorp, Inc.	146	4,921
Skyward Specialty Insurance Group, Inc. (a)	160	8,066
Stewart Information Services Corporation	93	6,255
The Bancorp, Inc. (a)	168	8,864
UMB Financial Corporation	96	10,818
Virtu Financial, Inc. - Class A	283	10,106
Virtus Investment Partners, Inc.	48	10,505
WAFD, Inc.	171	5,523
Western Alliance Bancorporation	85	7,114
Wex, Inc. (a)	59	10,326
White Mountains Insurance Group Ltd	22	41,168
Wintrust Financial Corporation	173	21,582
WSFS Financial Corporation	171	9,074
		369,487
Consumer Discretionary 14.0%
American Eagle Outfitters, Inc.	447	7,450
America's Car Mart, Inc. (a)	144	7,360
Carter's, Inc.	92	5,009
Dorman Products, Inc. (a)	84	10,882
Dream Finders Homes, Inc. - Class A (a) (b)	370	8,607
Frontdoor, Inc. (a)	354	19,333
Gentex Corporation	475	13,643
Grand Canyon Education, Inc. (a)	54	8,804
Group 1 Automotive, Inc.	22	9,375
Hanesbrands Inc. (a)	978	7,963
Hasbro, Inc.	107	5,965
LCI Industries	44	4,519
Les Vetements de Sport Gildan Inc. - Class A	337	15,877
LGI Homes, Inc. (a)	52	4,648
Lithia Motors, Inc. - Class A	27	9,682
LKQ Corporation	231	8,471
M/I Homes, Inc. (a)	39	5,196
Malibu Boats, Inc. - Class A (a)	235	8,832
Meritage Homes Corporation	10	1,551
Modine Manufacturing Company (a)	91	10,564
Murphy USA Inc.	24	12,107
Ollie's Bargain Outlet Holdings, Inc. (a)	69	7,549
Papa John's International, Inc.	104	4,269
Patrick Industries, Inc.	111	9,194
Polaris Inc.	34	1,984
Stoneridge, Inc. (a)	342	2,146
Thor Industries, Inc.	63	5,986
United Parks And Resorts Inc. (a)	114	6,419
Vail Resorts, Inc.	35	6,474
Winmark Corporation	12	4,726
Winnebago Industries, Inc.	238	11,366
Wyndham Hotels & Resorts, Inc.	115	11,609
YETI Holdings, Inc. (a) (b)	188	7,228
		264,788
Health Care 11.0%
Acadia Healthcare Company, Inc. (a)	114	4,537
AdaptHealth LLC - Class A (a)	1,184	11,272
Addus HomeCare Corporation (a)	191	23,904
Alphatec Holdings, Inc. (a)	336	3,083
AMN Healthcare Services, Inc. (a)	542	12,958
Arcellx Inc. (a)	19	1,483
Bausch + Lomb Corporation (a)	138	2,486
CONMED Corporation (b)	145	9,894
CRISPR Therapeutics AG (a) (b)	53	2,068

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Cross Country Healthcare, Inc. (a)	280	5,082
Dentsply Sirona Inc.	430	8,164
DocGo Inc. (a) (b)	1,910	8,098
Dynavax Technologies Corporation (a)	174	2,217
Embecta Corp.	198	4,078
Encompass Health Corporation	87	8,070
Enovis Corporation (a)	72	3,175
Evolent Health, Inc. - Class A (a)	171	1,923
ICU Medical, Inc. (a)	100	15,455
Inspire Medical Systems, Inc. (a)	7	1,205
Integer Holdings Corporation (a)	70	9,332
Lantheus Holdings, Inc. (a)	206	18,430
MoonLake Immunotherapeutics AG - Class A (a)	56	3,014
Patterson Companies, Inc.	92	2,839
Perrigo Company Public Limited Company	351	9,031
Relay Therapeutics, Inc. (a)	120	495
Smith & Nephew PLC - ADR (b)	203	4,995
Tango Therapeutics, Inc. (a)	173	536
The Ensign Group, Inc.	103	13,735
UFP Technologies, Inc. (a)	14	3,435
Varex Imaging Corporation (a)	420	6,134
Vericel Corporation (a)	115	6,294
Zynex, Inc. (a) (b)	93	745
		208,167
Information Technology 7.9%
ACI Worldwide, Inc. (a)	239	12,400
Arrow Electronics, Inc. (a)	72	8,193
ASGN Incorporated (a)	100	8,334
Axcelis Technologies, Inc. (a)	194	13,555
ePlus inc. (a)	208	15,327
Formfactor, Inc. (a)	76	3,344
Insight Enterprises, Inc. (a) (b)	24	3,711
InterDigital, Inc. (b)	61	11,817
Kulicke and Soffa Industries, Inc. (b)	113	5,258
MeridianLink, Inc. (a)	495	10,225
MKS Instruments, Inc.	60	6,235
Napco Security Technologies, Inc.	213	7,585
NCR Voyix Corporation (a)	183	2,528
PAR Technology Corporation (a)	130	9,431
Plexus Corp. (a)	12	1,925
Silicon Motion, Inc. - ADR	203	10,972
Smartsheet Inc. - Class A (a)	27	1,530
TD SYNNEX Corporation	91	10,698
Vontier Corporation	156	5,694
		148,762
Consumer Staples 4.8%
BJ's Wholesale Club Holdings, Inc. (a)	170	15,211
Cal-Maine Foods, Inc.	70	7,173
Central Garden & Pet Company - Class A (a)	149	4,921
Dole Public Limited Company	175	2,369
Flowers Foods, Inc.	430	8,877
Grocery Outlet Holding Corp. (a)	475	7,413
Ingles Markets, Incorporated - Class A	55	3,522
Ingredion Incorporated	44	6,025
Interparfums, Inc.	74	9,719
Lancaster Colony Corporation	42	7,273
Molson Coors Beverage Company - Class B	142	8,149
Nomad Foods Limited	277	4,641
Sprouts Farmers Market, Inc. (a)	37	4,702
		89,995
Real Estate 4.5%
Alexander & Baldwin, Inc.	370	6,570
Apple Hospitality REIT, Inc.	378	5,796
Brandywine Realty Trust	677	3,793
Cushman & Wakefield PLC (a)	1,066	13,937
Getty Realty Corp.	172	5,170
Highwoods Properties, Inc.	104	3,185
Independence Realty Trust, Inc.	103	2,048
Marcus & Millichap Company	341	13,064
PotlatchDeltic Corporation	128	5,030
Ryman Hospitality Properties, Inc.	139	14,454
STAG Industrial, Inc.	169	5,723
Terreno Realty Corporation	93	5,505
		84,275
Materials 3.4%
Ashland Inc.	110	7,839
Century Aluminum Company (a)	166	3,026
Commercial Metals Company	53	2,610
Element Solutions Inc.	916	23,300
Hecla Mining Company	606	2,973
Knife River Corporation (a)	43	4,403
Quaker Chemical Corporation	52	7,277
Summit Materials, Inc. - Class A (a)	163	8,262
TriMas Corporation	75	1,840
Warrior Met Coal, Inc.	56	3,040
		64,570
Energy 3.4%
Atlas Energy Solutions Inc. (b)	377	8,354
CNX Resources Corporation (a)	204	7,466
CVR Energy, Inc. (b)	65	1,213
Delek US Holdings, Inc.	206	3,810
DHT Holdings, Inc.	326	3,028
DMC Global Inc. (a)	388	2,849
HF Sinclair Corporation	89	3,126
Matador Resources Company	52	2,936
Ovintiv Canada ULC	33	1,343
Permian Resources Corporation - Class A	501	7,203
Range Resources Corporation	129	4,643
SM Energy Company	183	7,099
Solaris Energy Infrastructure, Inc. - Class A	163	4,696
Talos Energy Inc. (a)	292	2,839
Weatherford International Public Limited Company	54	3,886
		64,491
Utilities 2.8%
ALLETE, Inc.	41	2,658
Avista Corporation	65	2,382
Black Hills Corporation	75	4,396
Clearway Energy, Inc. - Class C	143	3,716
IDACORP, Inc.	15	1,663
NorthWestern Corporation	122	6,544
Portland General Electric Company	101	4,391
Southwest Gas Holdings, Inc.	83	5,886
Spire Inc.	48	3,283
Talen Energy Corporation (a)	52	10,563
TXNM Energy, Inc.	148	7,288
		52,770
Communication Services 0.7%
Lumen Technologies Inc. (a)	326	1,730
Telephone and Data Systems, Inc.	157	5,372
TripAdvisor, Inc. (a)	243	3,593
Yelp Inc. (a)	72	2,796
		13,491
Total Common Stocks (cost $1,610,595)		1,834,791
SHORT TERM INVESTMENTS 3.9%
Investment Companies 2.9%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	54,416	54,416
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	19,164	19,164
Total Short Term Investments (cost $73,580)		73,580
Total Investments 101.0% (cost $1,684,175)		1,908,371
Other Assets and Liabilities, Net (1.0)%		(19,165)
Total Net Assets 100.0%		1,889,206

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	36,384	523,820	505,788	2,348	—	—	54,416	2.9
JNL Government Money Market Fund, 4.46% - Class SL	2,204	205,078	188,118	297	—	—	19,164	1.0
	38,588	728,898	693,906	2,645	—	—	73,580	3.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,834,791	—	—	1,834,791
Short Term Investments	73,580	—	—	73,580
	1,908,371	—	—	1,908,371

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 99.1%
Information Technology 30.1%
AppLovin Corporation - Class A (a)	260	84,305
Arista Networks, Inc. (a)	226	25,011
Broadcom Inc.	70	16,128
Datadog, Inc. - Class A (a)	93	13,345
Gartner, Inc. (a)	27	12,953
GoDaddy Inc. - Class A (a)	85	16,828
Microsoft Corporation	161	67,957
Monday.Com Ltd. (a)	60	14,117
NVIDIA Corporation	464	62,314
Snowflake Inc. - Class A (a)	54	8,393
Taiwan Semiconductor Manufacturing Company Limited - ADR	74	14,525
		335,876
Communication Services 16.1%
Alphabet Inc. - Class C	75	14,368
AT&T Inc.	1,248	28,419
Meta Platforms, Inc. - Class A	96	56,485
Netflix, Inc. (a)	24	21,552
Reddit, Inc. - Class A (a)	37	6,103
Sea Limited - Class A - ADR (a)	212	22,465
Spotify Technology S.A. (a)	37	16,533
Verizon Communications Inc.	361	14,419
		180,344
Health Care 14.7%
Eli Lilly and Company	68	52,005
Illumina, Inc. (a)	73	9,788
Intuitive Surgical, Inc. (a)	17	8,803
McKesson Corporation	30	16,876
Novo Nordisk A/S - ADR	237	20,397
The Cigna Group	56	15,556
UnitedHealth Group Incorporated	82	41,317
		164,742
Financials 13.1%
Allstate Corporation, The	72	13,823
Arthur J. Gallagher & Co.	43	12,322
KKR & Co. Inc. - Class A	54	8,030
LPL Financial Holdings Inc.	63	20,652
Reinsurance Group of America, Incorporated	126	26,893
Robinhood Markets, Inc. - Class A (a)	201	7,476
The Progressive Corporation	66	15,798
Visa Inc. - Class A	132	41,774
		146,768
Industrials 6.6%
Axon Enterprise, Inc. (a)	12	6,958
GE Vernova Inc.	54	17,591
General Electric Company	140	23,409
Rolls-Royce Holdings PLC - ADR (a)	1,888	13,434
Tetra Tech, Inc.	303	12,063
		73,455
Consumer Staples 6.5%
Freshpet, Inc. (a)	180	26,693
Philip Morris International Inc.	275	33,083
Walmart Inc.	146	13,144
		72,920
Consumer Discretionary 6.2%
Amazon.com, Inc. (a)	315	68,951
Utilities 3.1%
American Electric Power Company, Inc.	144	13,304
NextEra Energy, Inc.	156	11,214
The Southern Company	122	10,059
		34,577
Energy 1.8%
Canadian Natural Resources Limited	315	9,708
Targa Resources Corp.	58	10,411
		20,119
Materials 0.9%
Corteva, Inc.	182	10,349
Total Common Stocks (cost $976,421)		1,108,101
RIGHTS 0.0%
ABIOMED, Inc. (a) (b)	8	14
Total Rights (cost $0)		14
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	9,713	9,713
Total Short Term Investments (cost $9,713)		9,713
Total Investments 100.0% (cost $986,134)		1,117,828
Other Assets and Liabilities, Net (0.0)%		(56)
Total Net Assets 100.0%		1,117,772

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL Multi-Manager U.S. Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	11,007	978,200	979,494	729	—	—	9,713	0.9
JNL Government Money Market Fund, 4.46% - Class SL	5,390	65,786	71,176	107	—	—	—	—
	16,397	1,043,986	1,050,670	836	—	—	9,713	0.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	1,108,101	—	—	1,108,101
Rights	—	—	14	14
Short Term Investments	9,713	—	—	9,713
	1,117,814	—	14	1,117,828

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 97.9%
Information Technology 31.8%
Accenture Public Limited Company - Class A	6	2,164
Adobe Inc. (a)	4	1,912
Advanced Micro Devices, Inc. (a)	16	1,920
Akamai Technologies, Inc. (a)	2	148
Amphenol Corporation - Class A	12	824
Analog Devices, Inc.	5	1,040
ANSYS, Inc. (a)	1	282
Apple Inc.	148	37,134
Applied Materials, Inc.	8	1,318
Arista Networks, Inc. (a)	10	1,124
Autodesk, Inc. (a)	2	629
Broadcom Inc.	46	10,619
Cadence Design Systems, Inc. (a)	3	811
CDW Corp.	1	226
Cisco Systems, Inc.	39	2,301
Cognizant Technology Solutions Corporation - Class A	5	379
Corning Incorporated	8	365
CrowdStrike Holdings, Inc. - Class A (a)	2	777
Dell Technologies Inc. - Class C	3	341
Enphase Energy, Inc. (a)	1	93
EPAM Systems, Inc. (a)	1	136
F5, Inc. (a)	1	146
Fair Isaac Corporation (a)	—	484
First Solar, Inc. (a)	1	187
Fortinet, Inc. (a)	6	594
Gartner, Inc. (a)	1	370
Gen Digital Inc.	5	150
GoDaddy Inc. - Class A (a)	1	271
Hewlett Packard Enterprise Company	12	265
HP, Inc.	10	314
Intel Corporation	42	844
International Business Machines Corporation	9	1,989
Intuit Inc.	3	1,726
Jabil Inc.	1	152
Juniper Networks, Inc.	3	120
Keysight Technologies, Inc. (a)	2	276
KLA Corporation	1	825
Lam Research Corporation	13	916
Microchip Technology Incorporated	5	305
Micron Technology, Inc.	11	920
Microsoft Corporation	73	30,757
Monolithic Power Systems, Inc.	—	284
Motorola Solutions, Inc.	2	763
NetApp, Inc.	2	235
NVIDIA Corporation	241	32,324
NXP Semiconductors N.V.	3	523
On Semiconductor Corporation (a)	4	260
Oracle Corporation	16	2,618
Palantir Technologies Inc. - Class A (a)	20	1,525
Palo Alto Networks, Inc. (a)	6	1,163
PTC Inc. (a)	1	216
Qualcomm Incorporated	11	1,681
Roper Technologies, Inc.	1	545
Salesforce, Inc.	9	3,132
Seagate Technology Holdings Public Limited Company	2	183
ServiceNow, Inc. (a)	2	2,145
Skyworks Solutions, Inc.	2	141
Super Micro Computer, Inc. (a)	5	154
Synopsys, Inc. (a)	2	733
Te Connectivity Public Limited Company	3	425
Teledyne Technologies Incorporated (a)	—	218
Teradyne, Inc.	2	206
Texas Instruments Incorporated	9	1,681
Trimble Inc. (a)	2	171
Tyler Technologies, Inc. (a)	—	248
VeriSign, Inc. (a)	1	163
Western Digital Corporation (a)	3	191
Workday, Inc. - Class A (a)	2	530
Zebra Technologies Corporation - Class A (a)	—	188
		158,800
Financials 13.3%
AFLAC Incorporated	5	509
Allstate Corporation, The	3	495
American Express Company	5	1,606
American International Group, Inc.	6	430
Ameriprise Financial, Inc.	1	516
AON Public Limited Company - Class A	2	770
Apollo Global Management, Inc.	4	712
Arch Capital Group Ltd.	4	343
Arthur J. Gallagher & Co.	2	671
Assurant, Inc.	1	107
Bank of America Corporation	65	2,865
Bank of New York Mellon Corporation, The (b)	7	553
Berkshire Hathaway Inc. - Class B (a)	18	8,155
BlackRock, Inc.	1	1,450
Blackstone Inc. - Class A	7	1,221
Brown & Brown, Inc.	2	236
Capital One Financial Corporation	4	673
CBOE Global Markets, Inc.	1	206
Charles Schwab Corporation, The	15	1,090
Chubb Limited	4	1,018
Cincinnati Financial Corporation	2	226
Citigroup Inc.	18	1,292
Citizens Financial Group, Inc.	4	195
CME Group Inc. - Class A	4	818
Corpay Inc (a)	1	226
Discover Financial Services	2	422
Erie Indemnity Company - Class A	—	101
Everest Group, Ltd.	—	159
FactSet Research Systems Inc.	—	180
Fidelity National Information Services, Inc.	5	437
Fifth Third Bancorp	7	282
Fiserv, Inc. (a)	6	1,161
Franklin Resources, Inc.	3	57
Global Payments Inc.	2	278
Globe Life Inc.	1	92
Goldman Sachs Group, Inc., The	3	1,749
Hartford Financial Services Group, Inc. , The	3	319
Huntington Bancshares Incorporated	14	228
Intercontinental Exchange, Inc.	6	845
Invesco Ltd.	4	77
Jack Henry & Associates, Inc.	1	133
JPMorgan Chase & Co.	28	6,608
KeyCorp	9	161
KKR & Co. Inc. - Class A	7	975
Loews Corporation	2	157
M&T Bank Corporation	2	304
MarketAxess Holdings Inc.	—	88
Marsh & Mclennan Companies, Inc.	5	1,016
MasterCard Incorporated - Class A	8	4,221
MetLife, Inc.	6	476
Moody's Corporation	2	720
Morgan Stanley	12	1,530
MSCI Inc. - Class A	1	470
Nasdaq, Inc.	4	316
Northern Trust Corporation	2	208
PayPal Holdings, Inc. (a)	10	826
Principal Financial Group, Inc.	2	167
Prudential Financial, Inc.	4	421
Raymond James Financial, Inc.	2	289
Regions Financial Corporation	9	205
S&P Global Inc.	3	1,537
State Street Corporation	3	283
Synchrony Financial	4	254
T. Rowe Price Group, Inc.	2	241
The PNC Financial Services Group, Inc.	4	757
The Progressive Corporation	6	1,380
Travelers Companies, Inc. , The	2	537
Truist Financial Corporation	13	566
U.S. Bancorp	15	737
Visa Inc. - Class A	17	5,345
W. R. Berkley Corporation	3	166

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wells Fargo & Company	32	2,280
Willis Towers Watson Public Limited Company	1	305
		66,449
Consumer Discretionary 11.0%
Airbnb, Inc. - Class A (a)	4	543
Amazon.com, Inc. (a)	92	20,142
Aptiv PLC (a)	3	157
AutoZone, Inc. (a)	—	541
Best Buy Co., Inc.	2	162
Booking Holdings Inc.	—	1,600
BorgWarner Inc.	2	72
Caesars Entertainment, Inc. (a)	2	65
CarMax, Inc. (a)	2	132
Carnival Corporation (a)	10	256
Chipotle Mexican Grill, Inc. (a)	13	808
D.R. Horton, Inc.	3	405
Darden Restaurants, Inc.	1	221
Deckers Outdoor Corporation (a)	2	311
Domino's Pizza, Inc.	—	142
eBay Inc.	5	290
Expedia Group, Inc. (a)	1	222
Ford Motor Company	39	386
Garmin Ltd.	2	310
General Motors Company	11	584
Genuine Parts Company	1	155
Hasbro, Inc.	1	69
Hilton Worldwide Holdings Inc.	2	604
Home Depot, Inc., The	10	3,788
Las Vegas Sands Corp.	4	182
Lennar Corporation - Class A	2	316
LKQ Corporation	3	92
Lowe`s Companies, Inc.	6	1,378
Lululemon Athletica Inc. (a)	1	424
Marriott International, Inc. - Class A	2	640
McDonald's Corporation	7	2,042
MGM Resorts International (a)	2	84
Mohawk Industries, Inc. (a)	1	67
NIKE, Inc. - Class B	12	892
Norwegian Cruise Line Holdings Ltd. (a)	4	113
NVR, Inc. (a)	—	245
O'Reilly Automotive, Inc. (a)	1	675
Pool Corporation	—	134
PulteGroup, Inc.	2	227
Ralph Lauren Corporation - Class A	—	86
Ross Stores, Inc.	3	489
Royal Caribbean Cruises Ltd.	2	546
Starbucks Corporation	11	1,007
Tapestry, Inc.	2	149
Tesla Inc. (a)	27	11,067
TJX Companies, Inc., The	11	1,346
Tractor Supply Company	5	278
Ulta Beauty, Inc. (a)	—	199
Wynn Resorts, Limited	1	80
Yum! Brands, Inc.	3	352
		55,075
Health Care 9.9%
Abbott Laboratories	17	1,933
AbbVie Inc.	17	3,083
Agilent Technologies, Inc.	3	389
Align Technology, Inc. (a)	1	149
Amgen Inc.	5	1,378
Baxter International Inc.	5	143
Becton, Dickinson and Company	3	640
Biogen Inc. (a)	1	215
Bio-Techne Corporation	1	107
Boston Scientific Corporation (a)	15	1,296
Bristol-Myers Squibb Company	20	1,131
Cardinal Health, Inc.	2	266
Cencora, Inc.	2	385
Centene Corporation (a)	5	284
Charles River Laboratories International, Inc. (a)	1	93
Cooper Companies, Inc., The (a)	2	174
CVS Health Corporation	12	550
Danaher Corporation	6	1,449
DaVita Inc. (a)	—	71
DexCom, Inc. (a)	4	308
Edwards Lifesciences Corporation (a)	6	438
Elevance Health, Inc.	2	834
Eli Lilly and Company	8	5,981
GE HealthCare Technologies Inc.	4	351
Gilead Sciences, Inc.	12	1,124
HCA Healthcare, Inc.	2	547
Henry Schein, Inc. (a)	1	88
Hologic, Inc. (a)	2	158
Humana Inc.	1	303
IDEXX Laboratories, Inc. (a)	1	341
Incyte Corporation (a)	2	108
Insulet Corporation (a)	1	187
Intuitive Surgical, Inc. (a)	4	1,822
IQVIA Holdings Inc (a)	2	334
Johnson & Johnson	24	3,402
Labcorp Holdings Inc.	1	195
McKesson Corporation	1	720
Medtronic, Inc.	13	1,005
Merck & Co., Inc.	25	2,477
Mettler-Toledo International Inc. (a)	—	257
Moderna, Inc. (a)	3	140
Molina Healthcare, Inc. (a)	1	171
Pfizer Inc.	56	1,479
Quest Diagnostics Incorporated	1	170
Regeneron Pharmaceuticals, Inc. (a)	1	747
ResMed Inc.	1	330
Revvity, Inc.	1	138
Solventum Corporation (a)	1	85
Steris Public Limited Company	1	201
Stryker Corporation	3	1,205
Teleflex Incorporated	—	81
The Cigna Group	3	738
Thermo Fisher Scientific Inc.	4	1,952
UnitedHealth Group Incorporated	9	4,553
Universal Health Services, Inc. - Class B	1	98
Vertex Pharmaceuticals Incorporated (a)	3	1,025
Viatris Inc.	11	140
Waters Corporation (a)	1	217
West Pharmaceutical Services, Inc.	1	225
Zimmer Biomet Holdings, Inc.	2	211
Zoetis Inc. - Class A	4	719
		49,341
Communication Services 9.2%
Alphabet Inc. - Class A	57	10,840
Alphabet Inc. - Class C	47	8,897
AT&T Inc.	70	1,604
Comcast Corporation - Class A	37	1,391
Electronic Arts Inc.	2	347
Former Charter Communications Parent, Inc. - Class A (a)	1	324
Fox Corporation - Class A	2	108
Fox Corporation - Class B	1	51
Live Nation Entertainment, Inc. (a)	2	199
Match Group, Inc.	3	88
Meta Platforms, Inc. - Class A	21	12,523
Netflix, Inc. (a)	4	3,732
News Corporation - Class A	4	101
News Corporation - Class B	1	41
Omnicom Group Inc.	2	164
Paramount Global - Class B	6	64
Take-Two Interactive Software, Inc. (a)	2	289
The Interpublic Group of Companies, Inc.	4	101
T-Mobile US, Inc.	5	1,062
Verizon Communications Inc.	41	1,645
Walt Disney Company, The	18	1,983
Warner Bros. Discovery, Inc. - Series A (a)	23	239
		45,793
Industrials 8.0%
3M Company	5	691
A. O. Smith Corporation	1	79
Allegion Public Limited Company	1	112
AMETEK, Inc.	2	410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Automatic Data Processing, Inc.	4	1,166
Axon Enterprise, Inc. (a)	1	415
Boeing Company, The (a)	7	1,286
Broadridge Financial Solutions, Inc.	1	259
Builders FirstSource, Inc. (a)	1	161
C.H. Robinson Worldwide, Inc.	1	127
Carrier Global Corporation	8	556
Caterpillar Inc.	5	1,727
Cintas Corporation	3	617
Copart, Inc. (a)	9	492
CSX Corporation	19	611
Cummins Inc.	1	463
Dayforce, Inc. (a)	1	106
Deere & Company	2	1,044
Delta Air Lines, Inc.	6	378
Dover Corporation	1	256
Eaton Corporation Public Limited Company	4	1,273
Emerson Electric Co.	6	698
Equifax Inc.	1	314
Expeditors International of Washington, Inc. - Class A	1	151
Fastenal Company	6	403
FedEx Corporation	2	618
Fortive Corporation	3	254
GE Vernova Inc.	3	880
Generac Holdings Inc. (a)	1	87
General Dynamics Corporation	3	667
General Electric Company	11	1,774
Honeywell International Inc.	6	1,447
Howmet Aerospace Inc.	4	438
Hubbell Incorporated	1	223
Huntington Ingalls Industries, Inc.	—	73
IDEX Corporation	1	150
Illinois Tool Works Inc.	3	667
Ingersoll Rand Inc.	4	360
J.B. Hunt Transport Services, Inc.	1	134
Jacobs Solutions Inc.	1	162
Johnson Controls International Public Limited Company	7	525
L3Harris Technologies, Inc.	2	398
Leidos Holdings, Inc.	1	192
Lennox International Inc.	—	192
Lockheed Martin Corporation	2	1,019
Masco Corporation	2	156
Nordson Corporation	1	113
Norfolk Southern Corporation	2	523
Northrop Grumman Corporation	1	627
Old Dominion Freight Line, Inc.	2	327
Otis Worldwide Corporation	4	363
PACCAR Inc	5	534
Parker-Hannifin Corporation	1	806
Paychex, Inc.	3	437
Paycom Software, Inc.	1	101
Pentair Public Limited Company	2	164
Quanta Services, Inc.	1	461
Republic Services, Inc.	2	407
Rockwell Automation, Inc.	1	318
Rollins, Inc.	3	134
RTX Corporation	13	1,514
Snap-on Incorporated	1	181
Southwest Airlines Co.	6	198
Stanley Black & Decker, Inc.	2	126
Textron Inc.	2	134
Trane Technologies Public Limited Company	2	823
TransDigm Group Incorporated	1	700
Uber Technologies, Inc. (a)	21	1,245
Union Pacific Corporation	6	1,342
United Airlines Holdings, Inc. (a)	3	317
United Parcel Service, Inc. - Class B	7	908
United Rentals, Inc.	1	466
Veralto Corporation	2	247
Verisk Analytics, Inc.	1	392
W.W. Grainger, Inc.	—	459
Waste Management, Inc.	4	727
Westinghouse Air Brake Technologies Corporation	2	329
Xylem Inc.	2	279
		39,913
Consumer Staples 5.4%
Altria Group, Inc.	17	869
Archer-Daniels-Midland Company	5	243
Brown-Forman Corporation - Class B	2	63
Bunge Limited	1	104
Campbell's Company, The	2	76
Church & Dwight Co., Inc.	2	248
Coca-Cola Company, The	38	2,372
Colgate-Palmolive Company	8	725
Conagra Brands, Inc.	5	136
Constellation Brands, Inc. - Class A	2	339
Costco Wholesale Corporation	4	3,989
Dollar General Corporation	2	163
Dollar Tree, Inc. (a)	2	149
General Mills, Inc.	6	354
Hormel Foods Corporation	3	89
J. M. Smucker Company, The	1	121
Kellanova	3	211
Kenvue Inc.	19	398
Keurig Dr Pepper Inc.	11	355
Kimberly-Clark Corporation	3	439
Kraft Heinz Company, The	9	266
Kroger Co., The (c)	6	392
Lamb Weston Holdings, Inc.	1	94
McCormick & Company, Incorporated	2	187
Molson Coors Beverage Company - Class B	2	104
Mondelez International, Inc. - Class A	13	780
Monster Beverage 1990 Corporation (a)	7	363
PepsiCo, Inc.	13	2,047
Philip Morris International Inc.	15	1,838
Procter & Gamble Company, The	23	3,876
Sysco Corporation	5	364
Target Corporation	5	622
The Clorox Company	1	199
The Estee Lauder Companies Inc. - Class A	2	182
The Hershey Company	1	245
Tyson Foods, Inc. - Class A	3	166
Walgreens Boots Alliance, Inc. (c)	7	62
Walmart Inc.	43	3,854
		27,084
Energy 3.1%
Apa Corp.	3	80
Baker Hughes Company - Class A	10	397
Chevron Corporation	16	2,361
ConocoPhillips	13	1,270
Coterra Energy Inc.	7	189
Devon Energy Corporation	6	200
Diamondback Energy, Inc.	2	307
EOG Resources, Inc.	5	662
EQT Corporation	6	270
Exxon Mobil Corporation	43	4,625
Halliburton Company	8	230
Hess Corporation	3	361
Kinder Morgan, Inc.	19	512
Marathon Petroleum Corporation	3	425
Occidental Petroleum Corporation	7	328
ONEOK, Inc.	6	576
Phillips 66	4	473
Schlumberger Limited	14	535
Targa Resources Corp.	2	387
Texas Pacific Land Corporation	—	205
Valero Energy Corporation	3	390
Williams Companies, Inc., The	12	648
		15,431
Utilities 2.3%
Alliant Energy Corporation	3	155
Ameren Corporation	3	240
American Electric Power Company, Inc.	5	483
American Water Works Company, Inc.	2	237
Atmos Energy Corporation	2	208
CenterPoint Energy, Inc.	7	206
CMS Energy Corporation	3	192

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Consolidated Edison, Inc.	3	301
Constellation Energy Group, Inc.	3	690
Dominion Energy, Inc.	8	441
DTE Energy Company	2	241
Duke Energy Corporation	8	824
Edison International	4	305
Entergy Corporation	4	318
Evergy, Inc.	2	134
Eversource Energy	3	195
Exelon Corporation	10	376
FirstEnergy Corp.	5	200
NextEra Energy, Inc.	20	1,448
NiSource Inc.	4	163
NRG Energy, Inc.	2	183
PG&E Corporation	21	431
Pinnacle West Capital Corporation	1	89
PPL Corporation	7	234
Public Service Enterprise Group Incorporated	5	413
Sempra	6	544
The AES Corporation	7	92
The Southern Company	11	889
Vistra Corp.	3	465
WEC Energy Group Inc.	3	298
XCEL Energy Inc.	6	380
		11,375
Real Estate 2.0%
Alexandria Real Estate Equities, Inc.	2	152
American Tower Corporation	5	845
AvalonBay Communities, Inc.	1	307
BXP, Inc.	2	112
Camden Property Trust	1	115
CBRE Group, Inc. - Class A (a)	3	388
CoStar Group, Inc. (a)	4	283
Crown Castle Inc.	4	388
Digital Realty Trust, Inc.	3	536
Equinix, Inc.	1	883
Equity Residential	3	244
Essex Property Trust, Inc.	1	178
Extra Space Storage Inc.	2	307
Federal Realty Investment Trust	1	78
Healthpeak OP, LLC	7	134
Host Hotels & Resorts, Inc.	7	117
Invitation Homes Inc.	6	183
Iron Mountain Incorporated	3	306
Kimco Realty OP, LLC	7	161
Mid-America Apartment Communities, Inc.	1	177
ProLogis Inc.	9	966
Public Storage Operating Company	2	462
Realty Income Corporation	9	459
Regency Centers Corporation	2	113
SBA Communications Corporation - Class A	1	213
Simon Property Group, Inc.	3	518
UDR, Inc.	3	134
Ventas, Inc.	4	242
VICI Properties Inc.	10	299
Welltower Inc.	6	730
Weyerhaeuser Company	7	195
		10,225
Materials 1.9%
Air Products and Chemicals, Inc.	2	638
Albemarle Corporation (c)	1	95
Amcor Pty Ltd (c)	14	128
Avery Dennison Corporation	1	153
Ball Corporation	3	168
Celanese Corporation - Class A	1	68
CF Industries Holdings, Inc.	2	154
Corteva, Inc.	7	385
Dow Inc.	7	277
DuPont de Nemours, Inc.	4	318
Eastman Chemical Company	1	102
Ecolab Inc.	2	578
FMC Corporation	1	57
Freeport-McMoRan Inc.	14	544
International Flavors & Fragrances Inc.	3	216
International Paper Company	4	189
Linde Public Limited Company	5	1,942
LyondellBasell Industries N.V. - Class A	3	186
Martin Marietta Materials, Inc.	1	312
Mosaic Company, The	3	84
Newmont Corporation	11	411
Nucor Corporation	2	272
Packaging Corporation of America	1	196
PPG Industries, Inc.	2	274
Sherwin-Williams Company, The	2	780
Smurfit Westrock Public Limited Company	5	255
Steel Dynamics, Inc.	1	163
Vulcan Materials Company	1	329
		9,274
Total Common Stocks (cost $315,671)		488,760
INVESTMENT COMPANIES 1.8%
iShares Core S&P 500 ETF	16	9,166
Total Investment Companies (cost $9,351)		9,166
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.36% (b) (d)	738	738
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (b) (d)	671	671
Total Short Term Investments (cost $1,409)		1,409
Total Investments 100.0% (cost $326,431)		499,335
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (0.0)%		(218)
Total Net Assets 100.0%		499,111

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	366	25	19	13	5	176	553	0.1
JNL Government Money Market Fund, 4.36% - Class I	1,676	82,436	83,374	75	—	—	738	0.2
JNL Government Money Market Fund, 4.46% - Class SL	32	14,445	13,806	7	—	—	671	0.1
	2,074	96,906	97,199	95	5	176	1,962	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	March 2025	1,532	(6)	(48)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	488,760	—	—	488,760
Investment Companies	9,166	—	—	9,166
Short Term Investments	1,409	—	—	1,409
	499,335	—	—	499,335
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(48)	—	—	(48)
	(48)	—	—	(48)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 98.4%
United States of America 56.0%
Accenture Public Limited Company - Class A	1	502
Adobe Inc. (a)	1	426
AECOM	4	443
AFLAC Incorporated	4	449
Arista Networks, Inc. (a)	3	371
Becton, Dickinson and Company	2	444
Bentley Systems, Incorporated - Class B	5	221
Bruker Corporation	3	169
Cadence Design Systems, Inc. (a)	2	449
Fair Isaac Corporation (a)	—	392
Fiserv, Inc. (a)	3	565
Flex Ltd. (a)	16	627
GE HealthCare Technologies Inc.	6	449
Hexcel Corporation	6	346
Hologic, Inc. (a)	4	294
Jefferies Financial Group Inc.	6	443
Microsoft Corporation	2	832
Monolithic Power Systems, Inc.	—	275
NextEra Energy, Inc.	7	521
NVIDIA Corporation	5	705
Palo Alto Networks, Inc. (a)	2	291
Procter & Gamble Company, The	2	414
Reinsurance Group of America, Incorporated	1	300
Rockwell Automation, Inc.	2	495
Tetra Tech, Inc.	7	273
Veralto Corporation	5	550
Visa Inc. - Class A	2	593
Waste Management, Inc.	3	515
		12,354
United Kingdom 9.1%
Experian PLC	7	317
Halma Public Limited Company	11	359
London Stock Exchange Group PLC	4	572
Relx PLC	7	322
Unilever PLC	8	443
		2,013
Switzerland 5.1%
Alcon AG	5	390
On Holding AG - Class A (a)	9	490
Partners Group Holding AG	—	253
		1,133
Japan 3.9%
Keyence Corporation	1	411
Terumo Corporation	24	455
		866
Taiwan 3.2%
Taiwan Semiconductor Manufacturing Company Limited - ADR	4	698
Brazil 3.1%
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	19	275
NU Holdings Ltd. - Class A (a)	40	418
		693
Canada 3.0%
Cameco Corporation	6	326
Groupe WSP Global Inc.	2	341
		667
Netherlands 2.9%
ASML Holding N.V.	—	270
NXP Semiconductors N.V.	2	370
		640
Argentina 2.4%
MercadoLibre, Inc. (a)	—	525
Hong Kong 2.0%
AIA Group Limited	60	437
India 1.9%
Apollo Hospitals Enterprise Limited	5	426
Ireland 1.5%
Icon Public Limited Company (a)	2	327
Jersey 1.5%
Aptiv PLC (a)	5	326
Italy 1.0%
Prysmian S.p.A.	4	224
Norway 0.9%
TOMRA Systems ASA	16	200
Indonesia 0.9%
PT Bank Mandiri (Persero) Tbk.	554	196
Total Common Stocks (cost $19,191)		21,725
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	328	328
Total Short Term Investments (cost $328)		328
Total Investments 99.9% (cost $19,519)		22,053
Other Derivative Instruments 0.1%		12
Other Assets and Liabilities, Net 0.0%		8
Total Net Assets 100.0%		22,073

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/AB Sustainable Global Thematic Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	221	8,735	8,628	28	—	—	328	1.5
JNL Government Money Market Fund, 4.46% - Class SL	—	1,716	1,716	1	—	—	—	—
	221	10,451	10,344	29	—	—	328	1.5

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	02/05/25	AUD	552	342	(17)
BRL/USD	UBS	01/03/25	BRL	3,263	528	(1)
CAD/USD	MSC	02/05/25	CAD	376	262	(10)
CNY/USD	MSC	01/23/25	CNY	4,421	607	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	02/27/25	EUR	1,183	1,228	(14)
GBP/USD	MSC	01/16/25	GBP	104	131	—
JPY/USD	MSC	02/21/25	JPY	29,427	188	(5)
KRW/USD	CIT	01/17/25	KRW	349,836	238	(24)
MXN/USD	MSC	02/20/25	MXN	867	41	(1)
SEK/USD	MSC	02/05/25	SEK	1,710	155	(1)
SGD/USD	MSC	02/14/25	SGD	72	53	(1)
USD/BRL	BOA	01/03/25	BRL	(2,908)	(471)	29
USD/BRL	MSC	01/03/25	BRL	(355)	(58)	1
USD/BRL	MSC	02/04/25	BRL	(395)	(64)	—
USD/BRL	UBS	02/04/25	BRL	(3,263)	(525)	1
USD/CAD	MSC	02/05/25	CAD	(478)	(333)	—
USD/CHF	MSC	02/27/25	CHF	(621)	(688)	12
USD/EUR	MSC	02/27/25	EUR	(55)	(57)	—
USD/GBP	BOA	01/16/25	GBP	(1,154)	(1,445)	41
USD/GBP	MSC	01/16/25	GBP	(46)	(58)	1
USD/HKD	MSC	02/21/25	HKD	(2,717)	(350)	—
USD/NOK	MSC	02/05/25	NOK	(1,891)	(166)	5
USD/TWD	BOA	02/27/25	TWD	(7,795)	(239)	3
USD/TWD	UBS	02/27/25	TWD	(1,862)	(57)	—
ZAR/USD	MSC	02/14/25	ZAR	991	52	(2)
					(686)	12

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	16,175	5,550	—	21,725
Short Term Investments	328	—	—	328
	16,503	5,550	—	22,053
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	93	—	93
	—	93	—	93
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(81)	—	(81)
	—	(81)	—	(81)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 98.1%
Consumer Staples 17.4%
Altria Group, Inc.	30	1,586
Campbell's Company, The	5	223
Casey's General Stores, Inc.	2	853
Church & Dwight Co., Inc.	29	3,079
Coca-Cola Company, The	87	5,440
Coca-Cola Consolidated, Inc.	1	956
Colgate-Palmolive Company	58	5,255
Costco Wholesale Corporation	7	6,062
Flowers Foods, Inc.	21	444
General Mills, Inc.	30	1,892
Hormel Foods Corporation	47	1,476
J. M. Smucker Company, The	4	493
Kimberly-Clark Corporation	1	185
Kraft Heinz Company, The	57	1,766
Kroger Co., The	78	4,786
Mondelez International, Inc. - Class A	69	4,121
Monster Beverage 1990 Corporation (a)	81	4,235
PepsiCo, Inc.	31	4,678
Philip Morris International Inc.	45	5,451
Procter & Gamble Company, The	35	5,883
Seaboard Corporation	—	248
The Hershey Company	19	3,162
Walmart Inc.	72	6,462
		68,736
Health Care 16.9%
Abbott Laboratories	43	4,911
AbbVie Inc.	13	2,303
Alnylam Pharmaceuticals, Inc. (a)	1	324
Becton, Dickinson and Company	4	915
Boston Scientific Corporation (a)	8	673
Cardinal Health, Inc.	16	1,901
Cencora, Inc.	14	3,204
Centene Corporation (a)	2	110
Chemed Corporation	3	1,683
Danaher Corporation	16	3,773
Elevance Health, Inc.	7	2,602
Eli Lilly and Company	6	4,454
Hologic, Inc. (a)	3	208
Johnson & Johnson	37	5,318
McKesson Corporation	10	5,496
Medpace Holdings, Inc. (a)	3	905
Medtronic, Inc.	13	999
Merck & Co., Inc.	47	4,633
Neurocrine Biosciences, Inc. (a)	12	1,603
Regeneron Pharmaceuticals, Inc. (a)	5	3,502
Stryker Corporation	2	554
The Cigna Group	3	928
Thermo Fisher Scientific Inc.	2	1,179
United Therapeutics Corporation (a)	10	3,415
UnitedHealth Group Incorporated	10	5,051
Veeva Systems Inc. - Class A (a)	3	710
Vertex Pharmaceuticals Incorporated (a)	12	4,723
Viking Therapeutics, Inc. (a) (b)	12	483
		66,560
Financials 14.5%
AFLAC Incorporated	7	717
Allstate Corporation, The	7	1,402
Arch Capital Group Ltd.	38	3,551
Assurant, Inc.	2	378
CBOE Global Markets, Inc.	28	5,433
Chubb Limited	21	5,671
Cincinnati Financial Corporation	2	298
CME Group Inc. - Class A	26	6,078
Everest Group, Ltd.	7	2,502
Hartford Financial Services Group, Inc. , The	9	1,009
Intercontinental Exchange, Inc.	7	1,066
JPMorgan Chase & Co.	8	1,845
Loews Corporation	5	450
Marsh & Mclennan Companies, Inc.	2	397
MasterCard Incorporated - Class A	12	6,157
RenaissanceRe Holdings Ltd	2	446
The Progressive Corporation	22	5,340
Travelers Companies, Inc. , The	22	5,224
Visa Inc. - Class A (b)	21	6,657
W. R. Berkley Corporation	12	719
White Mountains Insurance Group Ltd	1	1,935
		57,275
Industrials 13.3%
Automatic Data Processing, Inc.	20	5,931
Caci International Inc. - Class A (a)	11	4,334
Caterpillar Inc.	3	913
Cintas Corporation	12	2,237
Copart, Inc. (a)	52	2,964
Deere & Company	2	689
FTI Consulting, Inc. (a)	16	2,981
General Dynamics Corporation	8	2,089
General Electric Company	30	5,082
Illinois Tool Works Inc.	5	1,395
Leidos Holdings, Inc.	7	950
Lockheed Martin Corporation	11	5,115
Northrop Grumman Corporation	6	2,644
Republic Services, Inc.	30	5,949
Rollins, Inc.	8	387
RTX Corporation	15	1,741
Verisk Analytics, Inc.	5	1,486
Waste Management, Inc.	27	5,542
Westinghouse Air Brake Technologies Corporation	1	143
		52,572
Information Technology 12.6%
Accenture Public Limited Company - Class A	11	3,743
Adobe Inc. (a)	5	2,285
Apple Inc.	22	5,581
Arista Networks, Inc. (a)	26	2,892
Cisco Systems, Inc.	95	5,650
CrowdStrike Holdings, Inc. - Class A (a)	5	1,691
Dolby Laboratories, Inc. - Class A	22	1,687
Fair Isaac Corporation (a)	1	1,682
Fortinet, Inc. (a)	10	981
International Business Machines Corporation	14	2,984
Microsoft Corporation	7	3,145
Motorola Solutions, Inc.	1	414
NetApp, Inc.	5	566
Nutanix, Inc. - Class A (a)	5	297
NVIDIA Corporation	22	2,980
Palo Alto Networks, Inc. (a)	2	311
Roper Technologies, Inc.	9	4,860
ServiceNow, Inc. (a)	2	1,783
Teledyne Technologies Incorporated (a)	1	446
Tyler Technologies, Inc. (a)	4	2,379
Zoom Communications, Inc. - Class A (a)	42	3,467
		49,824
Communication Services 9.2%
Alphabet Inc. - Class A	28	5,292
AT&T Inc.	269	6,134
Electronic Arts Inc.	37	5,381
Meta Platforms, Inc. - Class A	10	6,022
Netflix, Inc. (a)	—	157
Spotify Technology S.A. (a)	11	4,851
The New York Times Company - Class A	8	423
T-Mobile US, Inc.	12	2,665
Verizon Communications Inc.	135	5,386
		36,311
Consumer Discretionary 8.9%
AutoZone, Inc. (a)	1	4,617
Booking Holdings Inc.	1	4,482
CAVA Group, Inc. (a)	3	391
Chipotle Mexican Grill, Inc. (a)	42	2,530
Deckers Outdoor Corporation (a)	14	2,757
DoorDash, Inc. - Class A (a)	2	372
Garmin Ltd.	19	3,878
McDonald's Corporation	20	5,656
O'Reilly Automotive, Inc. (a)	5	5,858
TJX Companies, Inc., The	22	2,701

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Williams-Sonoma, Inc.	9	1,710
		34,952
Energy 3.6%
Chevron Corporation	17	2,527
ConocoPhillips	20	1,994
DT Midstream, Inc.	18	1,772
EOG Resources, Inc.	27	3,253
Exxon Mobil Corporation	23	2,455
Texas Pacific Land Corporation	2	2,206
		14,207
Materials 1.0%
Linde Public Limited Company	8	3,270
Packaging Corporation of America	4	826
		4,096
Utilities 0.7%
Consolidated Edison, Inc.	6	508
Constellation Energy Group, Inc.	1	247
Duke Energy Corporation	16	1,775
		2,530
Total Common Stocks (cost $310,481)		387,063
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	6,626	6,626
Total Short Term Investments (cost $6,626)		6,626
Total Investments 99.8% (cost $317,107)		393,689
Other Derivative Instruments (0.0)%		(17)
Other Assets and Liabilities, Net 0.2%		662
Total Net Assets 100.0%		394,334
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/AQR Large Cap Defensive Style Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	9,233	69,594	72,201	682	—	—	6,626	1.7
JNL Government Money Market Fund, 4.46% - Class SL	—	158	158	—	—	—	—	—
	9,233	69,752	72,359	682	—	—	6,626	1.7

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	15	March 2025	4,597	(17)	(145)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	387,063	—	—	387,063
Short Term Investments	6,626	—	—	6,626
	393,689	—	—	393,689
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(145)	—	—	(145)
	(145)	—	—	(145)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 96.8%
China 11.9%
BYD Company Limited - Class H	561	19,239
Full Truck Alliance Co. Ltd. - Class A - ADR	315	3,404
Ganfeng Lithium Group Co., Ltd - Class H (a) (b)	622	1,610
Meituan - Class B (b) (c)	1,003	19,622
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (c)	200	19,409
Tencent Holdings Limited	255	13,695
WuXi Biologics (Cayman) Inc. (b) (c)	1,673	3,790
		80,769
Netherlands 10.1%
Adyen N.V. (b) (c)	22	33,361
ASML Holding N.V.	33	23,077
Exor Nederland N.V.	133	12,221
		68,659
United States of America 9.5%
Elastic N.V. (c)	124	12,281
Illumina, Inc. (c)	37	4,950
Microsoft Corporation	40	16,925
Moderna, Inc. (c)	146	6,056
NVIDIA Corporation	157	21,020
Tesla Inc. (c)	9	3,501
		64,733
Sweden 8.8%
Atlas Copco Aktiebolag - Class A	1,271	19,445
Kinnevik AB - Class B (c)	372	2,494
Spotify Technology S.A. (c)	84	37,665
		59,604
Denmark 6.6%
Ambu A/S - Class B	366	5,288
DSV A/S	61	12,935
Genmab A/S (c)	26	5,321
Novo Nordisk A/S - Class B	135	11,585
Vestas Wind Systems A/S (c)	467	6,373
Zealand Pharma A/S (c)	32	3,135
		44,637
Argentina 5.9%
MercadoLibre, Inc. (c)	24	40,459
Taiwan 5.1%
Taiwan Semiconductor Manufacturing Company Limited	1,070	34,852
Italy 4.1%
Brunello Cucinelli S.p.A.	3	303
Ferrari N.V.	54	22,882
Prysmian S.p.A.	78	5,015
		28,200
France 3.5%
Hermes International	4	10,573
L'Oreal	30	10,683
Soitec (c)	25	2,234
		23,490
Belgium 3.3%
argenx SE (c)	32	20,111
Umicore	240	2,467
		22,578
Singapore 3.3%
Sea Limited - Class A - ADR (c)	211	22,362
Australia 3.1%
Atlassian Corporation - Class A (c)	21	5,102
WiseTech Global Limited	214	15,974
		21,076
South Korea 3.1%
Coupang, Inc. - Class A (c)	950	20,889
Canada 2.7%
Shopify Inc. - Class A (c)	171	18,191
Japan 2.6%
Advantest Corporation	224	12,862
SBI Holdings, Inc.	106	2,645
SMC Corporation	6	2,254
		17,761
United Kingdom 2.5%
Ocado Group PLC (c)	829	3,127
Wise PLC - Class A (c)	1,028	13,670
		16,797
Israel 2.4%
Mobileye Global Inc. - Class A (c)	127	2,524
Wix.Com Ltd. (c)	64	13,816
		16,340
Brazil 2.2%
NU Holdings Ltd. - Class A (c)	1,478	15,314
India 1.8%
HDFC Bank Limited	360	7,449
MakeMyTrip Limited (c)	41	4,622
		12,071
Hong Kong 1.5%
AIA Group Limited	1,417	10,251
Switzerland 1.5%
Galderma Group AG (c)	9	975
Temenos AG - Class N	48	3,399
VAT Group AG (b)	16	5,833
		10,207
Germany 1.0%
Delivery Hero SE (b) (c)	217	6,075
Jumia Technologies AG - ADR (c)	161	616
		6,691
Norway 0.3%
Autostore Holdings Ltd (b) (c)	2,067	2,025
Total Common Stocks (cost $690,478)		657,956
PREFERRED STOCKS 0.9%
Germany 0.9%
Sartorius Aktiengesellschaft	28	6,264
Total Preferred Stocks (cost $14,322)		6,264
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	15,457	15,457
Total Short Term Investments (cost $15,457)		15,457
Total Investments 100.0% (cost $720,257)		679,677
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (0.0)%		(173)
Total Net Assets 100.0%		679,503

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Baillie Gifford International Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	9,002	180,804	174,349	420	—	—	15,457	2.3
JNL Government Money Market Fund, 4.46% - Class SL	—	20,248	20,248	31	—	—	—	—
	9,002	201,052	194,597	451	—	—	15,457	2.3

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/13/21	47,146	33,361	4.9
Autostore Holdings Ltd	10/17/22	3,929	2,025	0.3
Delivery Hero SE	04/13/21	26,067	6,075	0.9
Ganfeng Lithium Group Co., Ltd - Class H	11/22/22	4,539	1,610	0.2
Meituan - Class B	04/13/21	27,349	19,622	2.9
VAT Group AG	03/14/23	5,054	5,833	0.9
WuXi Biologics (Cayman) Inc.	06/17/21	17,919	3,790	0.5
		132,003	72,316	10.6

JNL/Baillie Gifford International Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	UBS	01/03/25	CHF	8	9	—
USD/JPY	DUB	01/06/25	JPY	(37,560)	(239)	(1)
USD/JPY	BBH	01/07/25	JPY	(31,098)	(197)	—
					(427)	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks
China	22,813	57,956	—	80,769
Netherlands	—	68,659	—	68,659
United States of America	64,733	—	—	64,733
Sweden	37,665	21,939	—	59,604
Denmark	—	44,637	—	44,637
Argentina	40,459	—	—	40,459
Taiwan	—	34,852	—	34,852
Italy	—	28,200	—	28,200
France	—	23,490	—	23,490
Belgium	—	22,578	—	22,578
Singapore	22,362	—	—	22,362
Australia	5,102	15,974	—	21,076
South Korea	20,889	—	—	20,889
Canada	18,191	—	—	18,191
Japan	—	17,761	—	17,761
United Kingdom	—	16,797	—	16,797
Israel	16,340	—	—	16,340
Brazil	15,314	—	—	15,314
India	4,622	7,449	—	12,071
Hong Kong	—	10,251	—	10,251
Switzerland	—	10,207	—	10,207
Germany	616	6,075	—	6,691
Norway	—	2,025	—	2,025
Preferred Stocks	—	6,264	—	6,264
Short Term Investments	15,457	—	—	15,457
	284,563	395,114	—	679,677
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 65.3%
Information Technology 16.3%
Adobe Inc. (a)	38	17,118
Advanced Micro Devices, Inc. (a) (b)	5	628
Akamai Technologies, Inc. (a)	9	841
ANSYS, Inc. (a)	15	5,044
Apple Inc. (b) (c)	230	57,689
Applied Materials, Inc.	10	1,582
ASMedia Technology Inc.	14	846
ASML Holding N.V.	23	15,887
ASUSTeK Computer Inc.	16	300
Atos SE (a)	11,418	31
Autodesk, Inc. (a)	36	10,497
Avaya Holdings Corp. (a)	—	2
Broadcom Inc. (b)	98	22,626
Cadence Design Systems, Inc. (a)	16	4,746
Chicony Electronics Co., Ltd	103	479
CommScope Holding Company, Inc. (a)	54	280
Compal Electronics, Inc.	553	635
Confluent, Inc. - Class A (a)	237	6,619
CrowdStrike Holdings, Inc. - Class A (a)	9	3,162
CyberArk Software Ltd. (a)	5	1,510
Dassault Systemes	50	1,716
Datadog, Inc. - Class A (a)	41	5,868
Dell Technologies Inc. - Class C	3	365
Elm Company	—	126
EPAM Systems, Inc. (a)	1	142
Fortinet, Inc. (a)	29	2,695
FUJIFILM Holdings Corporation	66	1,371
Genius Electronic Optical Co., Ltd.	60	922
Global Unichip Corp.	19	785
HP, Inc.	28	911
HubSpot, Inc. (a)	9	6,397
Intel Corporation	53	1,056
Intuit Inc.	9	5,350
Jabil Inc.	4	546
Keyence Corporation	22	8,847
KLA Corporation	2	1,006
Kokusai Electric Corporation (d)	13	165
Lam Research Corporation	63	4,573
Lenovo Group Limited	220	284
Logitech International S.A. - Class N	24	1,997
Lookout, Inc. (e) (f)	21	20
Lookout, Inc. - Series F (e) (f)	284	536
Marvell Technology, Inc.	36	4,011
MediaTek Inc.	53	2,269
Micron Technology, Inc.	79	6,637
Microsoft Corporation	181	76,352
Money Forward, Inc. (a)	3	76
Monolithic Power Systems, Inc.	3	1,991
NetApp, Inc.	28	3,291
Nomura Research Institute, Ltd.	25	737
Northern Data AG (a)	6	266
NVIDIA Corporation (b)	499	66,982
Oracle Corporation	90	14,927
Palo Alto Networks, Inc. (a)	18	3,226
Quanta Computer Inc.	120	1,044
Rakus Co., Ltd.	27	312
Realtek Semiconductor Corporation	83	1,428
Salesforce, Inc.	13	4,298
Samsung Electronics Co., Ltd.	66	2,354
Seagate Technology Holdings Public Limited Company	14	1,220
ServiceNow, Inc. (a) (b)	9	9,829
ServiceTitan, Inc. - Class A (a)	8	868
Shopify Inc. - Class A (a)	14	1,509
Skyworks Solutions, Inc.	9	806
Snowflake Inc. - Class A (a)	9	1,340
Socionext Inc.	60	938
STMicroelectronics N.V.	8	194
Super Micro Computer, Inc. (a) (d)	27	813
Taiwan Semiconductor Manufacturing Company Limited	578	18,826
Tokyo Electron Limited	6	824
Trend Micro Incorporated (d)	20	1,084
Veritas NewCo. (a) (e)	4	81
Veritas NewCo. (a) (e)	6	117
Workday, Inc. - Class A (a)	9	2,353
Xiaomi Corporation (a) (f)	91	405
		427,608
Financials 11.2%
ABN AMRO Bank N.V. - DUTCHCERT (f)	10	160
Abu Dhabi Commercial Bank PJSC	28	80
Aditya Birla Capital Limited (a)	29	60
Admiral Group PLC	27	902
Adyen N.V. (a) (f)	—	400
AIA Group Limited	773	5,587
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana - GDR (f)	4	88
Al Rajhi Banking and Investment Corporation	8	197
AON Public Limited Company - Class A	5	1,712
AXA	33	1,186
Axis Bank Limited	7	81
B3 S.A. - Brasil, Bolsa, Balcao	1,084	1,804
Banco Bilbao Vizcaya Argentaria, S.A.	302	2,950
Banco de Sabadell, S.A.	144	281
Banco do Brasil S.A	221	863
Bancolombia SA - ADR	3	79
Bank of America Corporation	489	21,475
Bank Of Georgia Group PLC	1	74
Bankinter Sociedad Anonima	70	550
Barclays PLC	94	315
BB Seguridade Participacoes S.A.	112	658
BNP Paribas	9	566
Bper Banca S.P.A.	184	1,176
Capital One Financial Corporation	69	12,311
CIMB Group Holdings Berhad	40	73
Citigroup Inc.	19	1,365
CME Group Inc. - Class A	4	866
Coinbase Global, Inc. - Class A (a)	4	1,076
Comerica Incorporated	2	116
Corpay Inc (a)	4	1,276
Credicorp Ltd.	7	1,196
Dai-ichi Life Holdings, Inc.	56	1,490
Daiwa Securities Group Inc.	111	733
Discover Financial Services	44	7,567
DNB Bank ASA	15	295
Edenred	24	776
Fairfax Financial Holdings Limited	2	2,326
Fidelity National Information Services, Inc.	10	776
Fifth Third Bancorp	27	1,139
Finecobank Banca Fineco S.P.A.	10	181
First Citizens BancShares, Inc. - Class A	—	710
First Horizon Corporation	11	212
FirstRand Limited	69	275
Flagstar Financial, Inc. (d)	18	164
Franklin Resources, Inc.	44	894
Global Payments Inc.	14	1,606
GMO Payment Gateway, Inc.	7	372
Goldman Sachs Group, Inc., The	9	5,163
Grupo Financiero Banorte, S.A.B. de C.V.	223	1,436
Hargreaves Lansdown PLC	51	704
IndusInd Bank Ltd.	12	135
ING Groep N.V.	51	796
Intesa Sanpaolo SPA	5,243	21,057
Invesco Ltd.	80	1,398
Jack Henry & Associates, Inc.	3	597
Joint Stock Company Kaspi.Kz - ADR (f)	2	199
JPMorgan Chase & Co. (b)	98	23,611
KakaoBank Corp.	17	247
KBC Groep	22	1,692
Komercni banka, a.s.	2	86
Kotak Mahindra Bank Limited	69	1,435
Lloyds Banking Group PLC	619	425
London Stock Exchange Group PLC	26	3,611
Macquarie Group Limited	6	816
MarketAxess Holdings Inc.	7	1,594
Marsh & Mclennan Companies, Inc.	85	18,088

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
MasterCard Incorporated - Class A	45	23,610
Medibank Private Limited	96	224
Metropolitan Bank & Trust Company	87	107
Mitsubishi UFJ Financial Group Inc	1,040	12,146
MONETA Money Bank, a.s. (f)	15	75
Morgan Stanley	12	1,520
MS&AD Insurance Group Holdings, Inc.	46	1,006
MSCI Inc. - Class A	6	3,448
NatWest Group PLC	211	1,061
Nomura Holdings, Inc.	66	384
OTP Bank Nyrt.	5	252
Power Corporation of Canada (d)	79	2,479
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	7	106
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	70	781
Principal Financial Group, Inc.	21	1,619
PT Bank Negara Indonesia (Persero), Tbk.	1,851	499
PT Bank Syariah Indonesia TBK	1,758	298
PT. Bank Central Asia Tbk	1,682	1,011
S&P Global Inc.	12	5,841
Sampo Oyj - Class A	5	204
Samsung Life Insurance Co., Ltd.	6	402
Saudi National Bank, The	17	149
Sompo Holdings, Inc.	67	1,730
Standard Chartered PLC	70	864
State Street Corporation	34	3,317
Steadfast Group Ltd	95	341
Sumitomo Mitsui Financial Group, Inc.	23	536
T. Rowe Price Group, Inc.	31	3,542
The PNC Financial Services Group, Inc.	18	3,465
The Progressive Corporation	77	18,532
Tokio Marine Holdings, Inc.	30	1,102
Turkiye Is Bankasi Anonim Sirketi - Class C	459	176
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	271	10,855
Visa Inc. - Class A	39	12,312
Wells Fargo & Company	222	15,627
XP Inc. - Class A	39	462
		292,212
Consumer Discretionary 8.6%
Accor	101	4,918
Adidas AG - Class N	32	7,863
Airbnb, Inc. - Class A (a)	2	318
Amadeus IT Holding, S.A. (f)	2	124
Amazon.com, Inc. (a) (b) (c)	245	53,723
Bandai Namco Holdings Inc.	29	686
Bloomberry Resorts Corporation	1,002	79
Booking Holdings Inc.	1	4,014
BorgWarner Inc.	17	555
Boyd Gaming Corporation	6	413
BYD Company Limited - Class H	315	10,820
Caesars Entertainment, Inc. (a)	13	450
CarMax, Inc. (a)	6	458
Chipotle Mexican Grill, Inc. (a)	137	8,283
Compass Group PLC	299	9,961
Coupang, Inc. - Class A (a)	44	973
D.R. Horton, Inc.	14	1,916
Deckers Outdoor Corporation (a)	4	761
DK Crown Holdings Inc. - Class A (a)	33	1,239
DoorDash, Inc. - Class A (a)	2	261
Eicher Motors Limited	3	147
Evolution AB (publ) (f)	12	938
Expedia Group, Inc. (a)	2	332
Ferrari N.V.	6	2,709
Fila Holdings Corp.	3	91
Floor & Decor Holdings, Inc. - Class A (a)	29	2,931
Flutter Entertainment Public Limited Company (a)	4	1,147
Ford Motor Company	36	353
Garmin Ltd.	5	982
General Motors Company	20	1,053
Genius Sports Limited (a)	107	926
Golden Entertainment, Inc.	2	67
Great Wall Motor Company Limited - Class A	450	1,622
Great Wall Motor Company Limited - Class H	593	1,042
Greek Organisation of Football Prognostics S.A. - Class R	4	68
Haidilao International Holding Ltd. (f)	236	483
Hermes International	3	8,401
Hilton Worldwide Holdings Inc.	8	1,970
Home Depot, Inc., The (b)	34	13,261
Industria de Diseno Textil, S.A.	18	903
Isetan Mitsukoshi Holdings Ltd.	35	600
J.Front Retailing Co., Ltd. (d)	27	355
Jawbone Inc. (e) (f)	98	—
KIA Corporation	9	608
Kingfisher PLC	241	750
La Francaise Des Jeux (g)	7	260
Landsea Homes Corporation (a)	49	419
LPP Spolka Akcyjna	—	72
Lululemon Athletica Inc. (a)	2	795
LVMH Moet Hennessy Louis Vuitton	17	11,027
Magazine Luiza S.A.	501	522
Marriott International, Inc. - Class A	2	657
Maruti Suzuki India Limited	—	52
Mazda Motor Corporation	42	288
MercadoLibre, Inc. (a)	1	2,052
MGM Resorts International (a)	30	1,056
NagaCorp Ltd. (a)	154	58
Nikon Corporation	16	165
Panasonic Holdings Corporation	62	641
Prosus N.V. - Class N	42	1,667
PT. Mitra Adiperkasa Tbk	802	70
PulteGroup, Inc.	4	401
Rakuten Group, Inc. (d)	83	448
Royal Caribbean Cruises Ltd.	10	2,374
Sekisui House, Ltd.	15	346
Seres Co., Ltd. - Class A	25	460
Societe d'exploitation Hoteliere (d)	4	301
Sony Group Corporation	44	934
Suzuki Motor Corporation	71	799
Tesla Inc. (a)	53	21,488
TJX Companies, Inc., The	162	19,610
Toll Brothers, Inc.	46	5,760
Ulta Beauty, Inc. (a)	3	1,514
Wynn Macau, Limited (d)	946	656
Wynn Resorts, Limited	9	775
Yamaha Motor Co., Ltd. (d)	143	1,262
Zalando SE (a) (f)	3	105
		226,588
Health Care 7.3%
AbbVie Inc.	10	1,846
Alcon AG	9	748
Amgen Inc.	1	277
argenx SE (a)	1	460
Asahi Intecc Co., Ltd.	28	456
Ascendis Pharma A/S - ADR (a)	5	721
Biogen Inc. (a)	5	816
Boston Scientific Corporation (a)	197	17,585
Bristol-Myers Squibb Company	20	1,120
Cardinal Health, Inc.	6	652
Centene Corporation (a)	12	700
Cipla Limited	14	253
Concentra Group Holdings Parent, Inc.	15	297
CSL Limited	3	595
Daiichi Sankyo Company, Limited	119	3,269
Danaher Corporation	37	8,511
DexCom, Inc. (a)	24	1,896
Edwards Lifesciences Corporation (a)	66	4,922
Eisai Co., Ltd.	18	487
Elevance Health, Inc.	2	755
Eli Lilly and Company	17	12,906
EssilorLuxottica	28	6,971
Fresenius Medical Care AG	14	633
Galderma Group AG (a)	74	8,262
Genmab A/S (a)	1	232
Grand Round, Inc. (e) (f)	644	483
GSK PLC	74	1,241
Hikma Pharmaceuticals Public Limited Company	13	322
Hoya Corporation	85	10,528

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
IDEXX Laboratories, Inc. (a)	4	1,825
Inspire Medical Systems, Inc. (a)	1	262
Intuitive Surgical, Inc. (a)	22	11,373
Johnson & Johnson	26	3,817
Kyowa Kirin Co., Ltd.	9	127
Masimo Corporation (a)	25	4,181
Medtronic, Inc.	32	2,568
Merck & Co., Inc.	59	5,822
MERCK Kommanditgesellschaft auf Aktien	7	997
Mettler-Toledo International Inc. (a)	—	423
Moderna, Inc. (a)	14	599
NMC Health PLC (e)	162	—
Novartis AG - Class N	39	3,786
Novo Nordisk A/S - Class B	103	8,834
Pfizer Inc.	62	1,650
ResMed Inc.	3	672
Sanofi	74	7,157
Santen Pharmaceutical Co., Ltd.	28	290
Stevanato Group Societa' Per Azioni (d)	9	189
Stryker Corporation	33	11,885
Teva Pharmaceutical Industries Ltd - ADR (a)	48	1,059
Thermo Fisher Scientific Inc.	20	10,359
UnitedHealth Group Incorporated	40	20,480
Universal Health Services, Inc. - Class B	6	1,099
Vaxcyte, Inc. (a)	2	186
Vertex Pharmaceuticals Incorporated (a)	2	639
Zoetis Inc. - Class A	16	2,544
		190,767
Industrials 7.0%
3M Company	4	468
A.P. Moller - Maersk A/S - Class B	1	874
ABB Ltd - Class N	32	1,740
Air Arabia PJSC	111	93
Airtac International Group	5	129
Aktiebolaget Volvo - Class B	68	1,665
Alaska Air Group, Inc. (a)	15	952
Amentum Holdings, Inc. (a)	44	920
Athens International Airport SA	17	138
BAE Systems PLC	977	14,039
Beacon Roofing Supply, Inc. (a)	10	974
BELIMO Holding AG - Class N	1	449
Bharat Electronics Limited	18	63
Boeing Company, The (a)	42	7,377
Bouygues	24	722
Brambles Limited	31	370
Builders FirstSource, Inc. (a)	5	670
Canadian National Railway Company	10	1,003
Carrier Global Corporation	15	995
Compagnie de Saint-Gobain	134	11,855
Contemporary Amperex Technology Co., Limited - Class A	133	4,832
Daikin Industries, Ltd.	31	3,611
Delta Air Lines, Inc.	138	8,373
DSV A/S	19	4,136
Eaton Corporation Public Limited Company	17	5,632
EBARA Corporation	41	615
Eiffage	8	723
Evergreen Marine Corporation (Taiwan) Ltd.	167	1,151
Expeditors International of Washington, Inc. - Class A	22	2,419
Experian PLC	52	2,249
FANUC Corporation	35	915
Fortune Electric Co., Ltd.	25	430
Frontken Corporation Berhad	143	143
Geberit AG - Class N	1	844
Generac Holdings Inc. (a)	2	332
General Electric Company	4	590
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	11	271
GS Engineering & Construction Corp. (a)	14	163
HD Hyundai Infracore Co., Ltd.	33	153
Hindustan Aeronautics Limited	7	364
Hyundai Mipo Dockyard Co., Ltd. (a)	3	272
Ingersoll Rand Inc.	75	6,772
International Container Terminal Services, Inc.	15	102
Kawasaki Kisen Kaisha, Ltd. (d)	64	909
Kingspan Group Public Limited Company	15	1,109
Kongsberg Gruppen ASA	4	432
Kuhne & Nagel International AG	8	1,839
Kyushu Railway Company	37	892
Larsen and Toubro Limited	1	50
Lockheed Martin Corporation	6	3,008
Mitsubishi Corporation	33	545
Mitsubishi Electric Corporation	117	1,967
Mitsui & Co., Ltd.	343	7,088
Mitsui O.S.K. Lines, Ltd.	26	888
MTU Aero Engines AG - Class N	6	1,980
Nidec Corporation	151	2,716
Nippon Yusen Kabushiki Kaisha	40	1,348
Northrop Grumman Corporation	3	1,500
Orient Overseas (International) Limited	30	437
Palladyne AI Corp. (a) (d)	1	16
PT Astra International Tbk	595	181
RATIONAL Aktiengesellschaft	1	584
Relx PLC	252	11,464
Rheinmetall Aktiengesellschaft	1	823
Riyadh Cables Group of Companies	2	75
Rollins, Inc.	13	623
Rolls-Royce Holdings PLC (a)	234	1,663
RTX Corporation	15	1,762
Samsung C&T Corporation	4	314
Schneider Electric SE	3	668
SGS SA	12	1,154
Sojitz Corporation	26	522
StandardAero, Inc. (a)	114	2,827
Stanley Black & Decker, Inc.	3	259
Thomson Reuters Corporation	7	1,135
TOPPAN Holdings Inc.	10	252
Toyota Tsusho Corporation	55	965
Trane Technologies Public Limited Company	50	18,616
TransDigm Group Incorporated	4	4,520
Uber Technologies, Inc. (a) (b)	22	1,333
Union Pacific Corporation	45	10,166
United Airlines Holdings, Inc. (a) (b)	10	958
Vestas Wind Systems A/S (a)	79	1,075
Wan Hai Lines Ltd.	248	616
Weichai Power Co., Ltd. - Class A	259	485
Weichai Power Co., Ltd. - Class H	331	505
Wizz Air Holdings PLC (a) (f)	6	102
Wolters Kluwer N.V. - Class C	7	1,186
Yang Ming Marine Transport Corporation	434	1,005
		183,150
Communication Services 5.1%
Advanced Info Service PLC.	21	175
Alphabet Inc. - Class C (b)	255	48,485
Altice USA, Inc. - Class A (a) (d)	146	351
AMC Networks, Inc. - Class A (a)	15	144
Auto Trader Group PLC	132	1,314
Cellnex Telecom, S.A. (f)	266	8,397
China Tower Corporation Limited - Class H (f)	1,874	270
CTS Eventim AG & Co. KGaA	1	101
Electronic Arts Inc.	12	1,813
Elisa Oyj	10	434
Etihad Etisalat Company	15	212
Kakaku.com, Inc.	7	99
Koninklijke KPN N.V.	255	930
Krafton, Inc. (a)	2	470
Liberty Media Corporation - Series C (a)	6	411
Lions Gate Entertainment Corp. - Class A (a) (d)	52	446
Lions Gate Entertainment Corp. - Class B (a)	4	31
Lionsgate Studios Corp. (a)	44	334
Live Nation Entertainment, Inc. (a)	55	7,078
Lumen Technologies Inc. (a)	55	291
Match Group, Inc.	36	1,187
Meta Platforms, Inc. - Class A (b)	52	30,736
NAVER Corporation	4	553
NetEase, Inc.	105	1,879
Netflix, Inc. (a) (b)	5	4,052
NEXON Co., Ltd.	21	319

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Omnicom Group Inc.	10	841
Orange	142	1,413
Paramount Global - Class B	39	412
Sea Limited - Class A - ADR (a)	2	171
Telenor ASA	40	445
Telia Company AB	194	540
Tencent Holdings Limited	102	5,490
True Corporation Public Company Limited - NVDR (a)	316	103
Verizon Communications Inc.	53	2,129
Vivendi SE (d)	44	116
Walt Disney Company, The	102	11,340
Warner Bros. Discovery, Inc. - Series A (a)	37	395
		133,907
Energy 3.0%
Bharat Petroleum Corporation Limited	15	52
BP P.L.C.	191	942
Cameco Corporation	189	9,707
Canadian Natural Resources Limited	45	1,401
Cenovus Energy Inc.	76	1,149
Cheniere Energy, Inc.	13	2,887
Chevron Corporation	53	7,624
ConocoPhillips	7	705
Coterra Energy Inc.	51	1,294
Devon Energy Corporation	21	696
Enbridge Inc.	38	1,632
Enterprise Products Partners L.P.	28	881
EOG Resources, Inc.	20	2,412
EQT Corporation	93	4,276
Equinor ASA	58	1,356
Hess Corporation	34	4,498
Hindustan Petroleum Corporation Limited	19	89
Kinder Morgan, Inc.	41	1,118
Koninklijke Vopak N.V.	5	225
Repsol SA	29	356
Shell PLC - Class A	494	15,422
Shell PLC - Class A - ADR	39	2,420
Solaris Energy Infrastructure, Inc. - Class A	85	2,441
Suncor Energy Inc. (d)	193	6,898
Targa Resources Corp.	4	681
Tenaris S.A.	56	1,056
Ultrapar Participacoes S.A.	140	359
Valero Energy Corporation	50	6,087
		78,664
Consumer Staples 2.6%
Abdullah Al-Othaim Markets Company	46	129
Altria Group, Inc.	65	3,376
British American Tobacco P.L.C.	74	2,659
Bunge Limited	4	314
Carlsberg A/S - Class B	8	812
Carrefour	59	832
Coles Group Limited	34	403
Colgate-Palmolive Company	7	632
Costco Wholesale Corporation (b)	23	20,911
CP ALL Public Company Limited	107	175
General Mills, Inc.	5	298
Godrej Consumer Products Limited	5	65
Hormel Foods Corporation	22	692
ITC Limited	33	186
ITO EN, LTD.	10	223
J Sainsbury PLC	287	983
Jeronimo Martins, SGPS, S.A.	7	127
Kimberly-Clark Corporation	11	1,465
Koninklijke Ahold Delhaize N.V.	63	2,050
L'Oreal	1	503
Marks and Spencer Group P.L.C.	161	757
Mondelez International, Inc. - Class A	47	2,789
Nongfu Spring Co., Ltd. - Class H (f)	166	726
PepsiCo, Inc.	4	634
Philip Morris International Inc.	9	1,119
Procter & Gamble Company, The	5	870
Tesco PLC	109	505
The Estee Lauder Companies Inc. - Class A	3	246
Unicharm Corporation	96	792
Wal - Mart de Mexico, S.A.B. de C.V.	226	595
Walmart Inc. (b)	228	20,617
Woolworths Group Limited	64	1,207
		67,692
Materials 2.2%
Algoma Steel Group Inc. (d)	88	861
Anglo American PLC	12	367
Barrick Gold Corporation	76	1,184
BHP Group Limited	90	2,215
Boliden AB	14	379
Borouge PLC	167	109
CEMEX S.A.B. de C.V. - Series A	1,500	842
CF Industries Holdings, Inc.	95	8,071
Constellium SE - Class A (a)	15	150
CRH Public Limited Company	144	13,301
CRH Public Limited Company	2	207
DuPont de Nemours, Inc.	20	1,554
Eldorado Gold Corporation (a)	10	146
Evonik Industries AG	41	702
Fortescue Ltd	17	195
Franco-Nevada Corporation	17	1,948
Freeport-McMoRan Inc.	208	7,920
Glencore PLC	1,467	6,490
Heidelberg Materials AG	8	1,012
James Hardie Industries Public Limited Company - CHESS (d)	24	736
Kansai Paint Co., Ltd. (d)	22	318
Kumba Iron Ore Ltd (f)	9	162
Kuraray Co., Ltd.	17	237
Mitsubishi Chemical Group Corporation	148	748
Nippon Paint Holdings Co., Ltd. (d)	90	582
Novozymes A/S - Class B	27	1,526
Nucor Corporation	4	429
Quintis Limited (e) (f)	3,771	—
Rio Tinto Limited	8	590
Saudi Basic Industries Corporation	5	86
Sika AG	4	848
SSAB AB - Class A	32	130
SSAB AB - Class B	62	243
Syensqo	5	349
Teck Resources Limited - Class B	11	442
UltraTech Cement Limited	—	53
United States Steel Corporation	70	2,387
Yanbu National Petrochemical Company	9	86
		57,605
Utilities 1.8%
American Water Works Company, Inc.	6	736
Consolidated Edison, Inc.	11	1,014
Eversource Energy	21	1,220
GAIL (India) Limited	80	179
JSW Energy Limited	13	95
National Grid PLC	832	9,895
NextEra Energy, Inc.	158	11,359
NRG Energy, Inc.	21	1,933
RWE Aktiengesellschaft	65	1,933
Sempra	95	8,366
The AES Corporation (c)	115	1,484
Vistra Corp.	63	8,623
		46,837
Real Estate 0.2%
Aldar Properties - P J S C	53	111
Ayala Land Inc.	352	159
Emaar Development LLC	22	82
Emaar Properties (P.J.S.C)	121	422
Equinix, Inc.	1	624
Healthpeak OP, LLC	89	1,813
Lineage, Inc. (d)	6	376
PT. Ciputra Development	1,882	115
UOL Group Limited	38	142
Ventas, Inc.	13	744
		4,588
Total Common Stocks (cost $1,530,407)		1,709,618

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 9.1%
Consumer Discretionary 1.6%
Adient Global Holdings Ltd
4.88%, 08/15/26 (g)	276	273
8.25%, 04/15/31 (g)	254	260
Adler Pelzer Holding Gmbh
9.50%, 04/01/27, EUR	933	923
Affinity Interactive
6.88%, 12/15/27 (d) (g)	285	213
Afflelou
6.00%, 07/25/29, EUR	430	465
Allison Transmission, Inc.
4.75%, 10/01/27 (d) (g)	100	97
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (f)	640	707
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	337	308
Aramark Services, Inc.
5.00%, 02/01/28 (g)	100	97
Asbury Automotive Group, Inc.
5.00%, 02/15/32 (g)	100	92
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (g)	654	639
10.38%, 03/31/29, GBP (f)	611	751
Bath & Body Works, Inc.
6.63%, 10/01/30 (g)	100	101
Bertrand Franchise Finance
6.96%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (f) (h)	464	482
Boyd Gaming Corporation
4.75%, 12/01/27	114	111
4.75%, 06/15/31 (g)	261	241
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (d) (g)	100	99
4.88%, 02/15/30 (g)	260	236
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (f)	363	377
7.53%, (3 Month EURIBOR + 4.25%), 09/30/31, EUR (f) (h)	355	366
Caesars Entertainment, Inc.
6.50%, 02/15/32 (g)	100	100
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP	122	153
Churchill Downs Incorporated
6.75%, 05/01/31 (g)	200	202
Cinemark USA, Inc.
7.00%, 08/01/32 (g)	261	266
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (f)	637	697
Clarios Global LP
6.25%, 05/15/26 (g)	200	200
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (f)	476	539
Dana Incorporated
4.25%, 09/01/30 (d)	100	93
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	1,296	1,584
5.50%, 06/15/27, GBP (g)	971	1,187
Duomo Bidco S.P.A.
7.30%, (3 Month EURIBOR + 4.13%), 07/15/31, EUR (f) (h)	441	460
EG Global Finance PLC
12.00%, 11/30/28 (g)	654	731
Eldorado Resorts, Inc.
8.13%, 07/01/27 (g)	152	154
Ferrellgas Escrow, LLC
5.88%, 04/01/29 (g)	418	382
Forvia
2.75%, 02/15/27, EUR (f) (i)	1,929	1,919
Fressnapf Holding SE
5.25%, 10/31/31, EUR (f)	359	384
Full House Resorts, Inc.
8.25%, 02/15/28 (g)	46	46
Goldstory
6.75%, 02/01/30, EUR (g)	819	884
7.06%, (3 Month EURIBOR + 4.00%), 02/01/30, EUR (g) (h)	602	627
Goodyear Europe B.V.
2.75%, 08/15/28, EUR (f)	138	135
Hanesbrands Inc.
9.00%, 02/15/31 (g)	200	213
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (g)	200	200
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (g)	200	188
4.88%, 07/01/31 (g)	116	104
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (f) (j)	654	714
International Game Technology PLC
6.25%, 01/15/27 (g)	300	301
Kohl's Corporation
4.63%, 05/01/31 (i) (k)	100	80
Las Vegas Sands Corp.
2.90%, 06/25/25	100	99
3.90%, 08/08/29	100	93
LG Electronics Inc.
5.63%, 04/24/27 (g)	232	235
LGI Homes, Inc.
7.00%, 11/15/32 (g)	450	446
Light and Wonder International, Inc.
7.25%, 11/15/29 (g)	229	234
7.50%, 09/01/31 (g)	100	103
Lions Gate Capital Holdings 1, Inc.
5.50%, 04/15/29 (g)	2,662	2,386
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (g)	87	68
Lithia Motors, Inc.
3.88%, 06/01/29 (g)	100	91
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (f)	137	147
6.19%, (3 Month EURIBOR + 3.25%), 06/01/31, EUR (f) (h)	207	217
Macy's Retail Holdings
6.13%, 03/15/32 (g)	100	94
Magnum Management Corporation
5.38%, 04/15/27	100	99
MAHLE GmbH
6.50%, 05/02/31, EUR	767	778
MCE Finance Limited
5.63%, 07/17/27 (g)	200	193
MGM China Holdings Limited
4.75%, 02/01/27 (g)	200	194
MGM Resorts International
4.75%, 10/15/28	100	96
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (f)	294	309
Murphy Oil USA, Inc.
3.75%, 02/15/31 (g)	100	88
NCL Corporation Ltd.
5.88%, 02/15/27 (g)	100	100
8.13%, 01/15/29 (g)	100	105
Newell Brands Inc.
5.70%, 04/01/26 (i) (k)	64	64
6.38%, 09/15/27 (d)	100	101
Nordstrom, Inc.
4.25%, 08/01/31 (d)	100	88
Pinewood Finco PLC
6.00%, 03/27/30, GBP (g)	1,024	1,269
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (f)	273	362
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (g)	100	78
5.88%, 09/01/31 (g)	100	70
PrestigeBidCo GmbH
6.93%, (3 Month EURIBOR + 3.75%), 07/01/29, EUR (f) (h)	198	208
Punch Finance PLC
6.13%, 06/30/26, GBP (f)	2,015	2,488
RCI Banque
5.50%, 10/09/34, EUR	700	739

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (d) (g)	100	96
4.00%, 10/15/30 (g)	200	179
Sabre GLBL Inc.
10.75%, 11/15/29 (g)	1,663	1,716
Service Corporation International
4.00%, 05/15/31	100	89
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (g)	1,589	1,646
Six Flags Operations Inc.
7.25%, 05/15/31 (g)	100	102
Station Casinos LLC
4.50%, 02/15/28 (g)	355	337
STL Holding Company LLC
8.75%, 02/15/29 (g)	212	224
Stonegate Pub Company Financing PLC
10.17%, 07/31/29, EUR (h)	183	193
10.75%, 07/31/29, GBP	293	381
Studio City Finance Limited
5.00%, 01/15/29 (g)	400	363
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (d) (g)	100	99
Tempur Sealy International, Inc.
4.00%, 04/15/29 (g)	100	92
Tenneco Inc.
8.00%, 11/17/28 (g)	998	928
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 (d)	100	98
5.00%, 07/15/29	100	92
5.25%, 04/30/31	162	145
The Unique Pub Finance Company PLC
6.46%, 03/30/32, GBP (f)	327	425
Travel + Leisure Co.
6.63%, 07/31/26 (g)	100	101
TUI Cruises GmbH
6.25%, 04/15/29, EUR (g)	521	569
5.00%, 05/15/30, EUR (f)	160	168
Univision Communications Inc.
6.63%, 06/01/27 (g)	115	115
8.00%, 08/15/28 (g)	415	423
4.50%, 05/01/29 (g)	170	152
8.50%, 07/31/31 (d) (g)	255	250
Volkswagen International Finance N.V.
4.25%, 10/09/25, GBP (f)	100	124
WMG Acquisition Corp.
3.75%, 12/01/29 (g)	100	92
Wynn Las Vegas, LLC
5.25%, 05/15/27 (g)	100	99
Wynn Macau, Limited
5.50%, 01/15/26 (g)	300	297
Wynn Resorts Finance, LLC
7.13%, 02/15/31 (d) (g)	100	104
Yum! Brands, Inc.
4.63%, 01/31/32	200	185
		40,907
Communication Services 1.5%
Altice France
3.38%, 01/15/28, EUR (f)	138	108
4.13%, 01/15/29, EUR (f)	118	92
4.25%, 10/15/29, EUR (f)	117	91
AMC Networks, Inc.
10.25%, 01/15/29 (d) (g)	423	449
4.25%, 02/15/29	1,004	786
4.25%, 02/15/29 (g) (l)	417	410
AT&T Inc.
2.90%, 12/04/26, GBP	245	296
5.50%, 03/15/27, GBP (f)	150	190
CCO Holdings, LLC
6.38%, 09/01/29 (g)	300	298
4.75%, 03/01/30 (g)	200	183
4.25%, 02/01/31 (g)	200	174
4.50%, 05/01/32	300	258
Cellnex Telecom, S.A.
0.75%, 11/20/31, EUR (f) (l)	1,300	1,180
CK Hutchison Group Telecom Finance S.A.
2.63%, 10/17/34, GBP (f)	279	252
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (d) (g)	100	96
9.00%, 09/15/28 (g)	100	105
7.88%, 04/01/30 (g)	106	109
Comcast Corporation
0.25%, 09/14/29, EUR	326	300
Connect Finco SARL
9.00%, 09/15/29 (g)	546	497
CSC Holdings, LLC
5.50%, 04/15/27 (g)	856	765
11.25%, 05/15/28 (g)	200	197
11.75%, 01/31/29 (g)	491	484
DIRECTV Financing, LLC
5.88%, 08/15/27 (g)	200	195
DISH Network Corporation
0.00%, 12/15/25 (l) (m)	917	813
3.38%, 08/15/26 (l)	258	216
Eutelsat SA
2.25%, 07/13/27, EUR (f)	200	174
1.50%, 10/13/28, EUR (f)	200	153
Frontier Communications Holdings, LLC
6.00%, 01/15/30 (g)	60	60
8.75%, 05/15/30 (g)	1,777	1,878
8.63%, 03/15/31 (g)	1,100	1,170
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (g)	200	196
6.75%, 05/01/29 (d) (g)	255	256
Frontier Florida LLC
6.86%, 02/01/28	1,259	1,286
Frontier North Inc.
6.73%, 02/15/28	175	179
GCI, LLC
4.75%, 10/15/28 (g)	204	190
Global Switch Finance B.V.
1.38%, 10/07/30, EUR (f)	477	464
Go Daddy Operating Company, LLC
3.50%, 03/01/29 (d) (g)	100	91
Gray Escrow, Inc.
7.00%, 05/15/27 (g)	200	194
Gray Television, Inc.
5.38%, 11/15/31 (g)	100	53
Iliad Holding
5.63%, 10/15/28, EUR (f)	1,893	2,005
8.50%, 04/15/31 (g)	353	375
7.00%, 04/15/32 (d) (g)	200	201
Informa Jersey Limited
3.13%, 07/05/26, GBP (f) (k)	100	121
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (g)	492	455
Kaixo Bondco Telecom SA.
5.13%, 09/30/29, EUR (f)	273	287
Kenbourne Invest S.A.
0.00%, 11/26/24 (a) (g) (n)	278	131
Lamar Media Corp.
4.88%, 01/15/29	370	355
Level 3 Financing, Inc.
10.00%, 10/15/32 (g)	888	887
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (g)	100	101
Match Group Holdings II, LLC
4.63%, 06/01/28 (g)	100	95
Matterhorn Telecom S.A.
3.13%, 09/15/26, EUR (f)	1,972	2,021
Netflix, Inc.
3.63%, 05/15/27, EUR (f)	1,048	1,108
News Corporation
3.88%, 05/15/29 (g)	100	93
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	100	97
Nexstar Media Group, Inc.
4.75%, 11/01/28 (d) (g)	262	244
Outfront Media Capital Corporation
5.00%, 08/15/27 (g)	100	97

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
4.25%, 01/15/29 (g)	100	93
4.63%, 03/15/30 (d) (g)	275	254
Paramount Global
7.88%, 07/30/30	803	868
6.38%, 03/30/62	891	861
Sirius XM Radio Inc.
3.13%, 09/01/26 (g)	100	96
4.00%, 07/15/28 (g)	200	184
3.88%, 09/01/31 (g)	100	84
SoftBank Group Corp
5.38%, 01/08/29, EUR (f)	881	944
5.75%, 07/08/32, EUR (f)	771	840
Sprint Spectrum Co LLC
4.74%, 03/20/25 (g)	39	39
Sunrise FinCo I B.V.
4.88%, 07/15/31 (g)	550	497
TEGNA Inc.
4.63%, 03/15/28 (d)	100	95
5.00%, 09/15/29	100	94
Tele Columbus AG
0.00%, 03/19/29, EUR (a) (f) (j) (n)	672	574
Telefonica Emisiones SA
5.38%, 02/02/26, GBP (f)	267	335
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (g)	200	194
United Group B.V.
7.27%, (3 Month EURIBOR + 4.25%), 02/15/31, EUR (g) (h)	642	664
6.50%, 10/31/31, EUR (f)	155	163
Verizon Communications Inc.
1.13%, 11/03/28, GBP	100	110
4.25%, 10/31/30, EUR	506	556
VFU Funding PLC
6.20%, 02/11/25 (f)	214	200
Videotron Ltee
3.63%, 06/15/29 (g)	100	93
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (f)	782	858
4.13%, 08/15/30, GBP (f)	956	1,025
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (f)	1,528	1,781
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (f)	654	698
Vodafone Group Public Limited Company
4.13%, 06/04/81 (d)	88	78
8.00%, 08/30/86, GBP (f)	950	1,286
VZ Secured Financing B.V.
5.00%, 01/15/32 (g)	300	265
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (f)	950	900
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	530	489
Zegona Finance PLC
6.75%, 07/15/29, EUR (f)	573	631
8.63%, 07/15/29 (g)	381	405
Ziggo Bond Company B.V.
6.13%, 11/15/32, EUR (f)	388	403
		40,218
Financials 1.5%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (f) (o)	200	213
Ardonagh Finco Ltd.
6.88%, 02/15/31, EUR (g)	2,159	2,301
Banca Monte dei Paschi di Siena S.p.A.
7.71%, 01/18/28, EUR (f)	199	227
Banco Bilbao Vizcaya Argentaria, S.A.
6.88%, (100, 12/13/30), EUR (f) (o)	400	434
8.38%, (100, 06/21/28), EUR (f) (o)	200	228
Banco de Credito Social Cooperativo, S.A.
4.13%, 09/03/30, EUR (f)	100	106
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
5.88%, (100, 01/24/27) (g) (o)	200	191
Banco Santander, S.A.
3.13%, 10/06/26, GBP (f)	500	616
Bangkok Bank Public Company Limited
5.50%, 09/21/33 (g)	277	277
Bank of America Corporation
1.95%, 10/27/26, EUR (f)	556	571
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (f) (o)	429	448
Bankinter Sociedad Anonima
7.38%, (100, 08/15/28), EUR (f) (o)	200	219
Barclays PLC
4.38%, (100, 03/15/28) (l) (o)	214	193
3.00%, 05/08/26, GBP (f)	100	122
3.25%, 02/12/27, GBP (f)	100	121
Block, Inc.
2.75%, 06/01/26 (d)	200	193
BNP Paribas
4.63%, (100, 01/12/27) (g) (o)	214	200
3.38%, 01/23/26, GBP (f) (l)	100	123
1.88%, 12/14/27, GBP (f) (l)	100	114
Bper Banca S.P.A.
6.50%, (100, 03/20/30), EUR (f) (o)	200	212
Bracken Midco1 PLC
6.75%, 11/01/27, GBP (f) (j)	183	224
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (f) (l) (o)	400	425
Citigroup Inc.
1.25%, 07/06/26, EUR (f)	555	569
1.75%, 10/23/26, GBP	200	237
Commerzbank Aktiengesellschaft
4.25%, (100, 10/09/27), EUR (f) (o)	200	195
6.50%, (100, 10/09/29), EUR (f) (o)	600	642
7.88%, (100, 07/02/29), EUR (f) (o)	400	454
Cooperatieve Rabobank U.A.
1.88%, 07/12/28, GBP (f)	100	116
Corporacion Financiera de Desarrollo S.A.
4.75%, 07/15/25 (f)	344	342
Deutsche Bank Aktiengesellschaft
4.50%, (100, 11/30/26), EUR (f) (o)	400	392
Dynamo NewCo II GmbH
6.25%, 10/15/31, EUR (f)	185	198
Fidelity National Information Services, Inc.
1.50%, 05/21/27, EUR (f)	579	582
Ford Motor Credit Company LLC
4.87%, 08/03/27, EUR	363	390
Freedom Mortgage Corporation
12.00%, 10/01/28 (g)	200	217
9.25%, 02/01/29 (g)	165	170
9.13%, 05/15/31 (g)	100	103
FWD Group Investments Limited
8.40%, 04/05/29 (f)	2,094	2,209
General Motors Financial Company, Inc.
4.30%, 02/15/29, EUR (f)	374	402
Global Payments Inc.
4.88%, 03/17/31, EUR	269	294
Goldman Sachs Group, Inc., The
0.25%, 01/26/28, EUR (f)	634	609
7.25%, 04/10/28, GBP	137	183
0.88%, 05/09/29, EUR (f)	588	555
Home Point Capital Inc.
5.00%, 02/01/26 (g)	141	139
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (f) (l) (o)	452	461
1.75%, 07/24/27, GBP (l)	100	119
ING Groep N.V.
3.88%, (100, 05/16/27) (l) (o)	400	363
7.25%, (100, 11/16/34) (f) (o)	450	452
3.00%, 02/18/26, GBP (f) (l)	100	122
Intesa Sanpaolo SPA
4.20%, 06/01/32 (g)	200	174
8.51%, 09/20/32, GBP (f)	239	334
JPMorgan Chase & Co.
0.99%, 04/28/26, GBP (f)	345	426
1.09%, 03/11/27, EUR (f)	578	586
3.67%, 06/06/28, EUR (f)	493	520

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Kane Bidco Limited
6.50%, 02/15/27, GBP (g)	991	1,236
KBC Groep
1.25%, 09/21/27, GBP (f) (l)	100	117
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (g)	291	312
Morgan Stanley
1.34%, 10/23/26, EUR	705	721
4.66%, 03/02/29, EUR	471	512
Nasdaq, Inc.
4.50%, 02/15/32, EUR	390	431
National Bank of Greece SA
5.88%, 06/28/35, EUR (f)	361	404
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	100	99
5.50%, 08/15/28 (g)	98	95
5.75%, 11/15/31 (g)	226	216
Nationwide Building Society
5.75%, (100, 06/20/27), GBP (f) (l) (o)	215	261
7.50%, (100, 12/20/30), GBP (f) (o)	275	345
NatWest Group PLC
2.88%, 09/19/26, GBP (l)	100	123
3.13%, 03/28/27, GBP (f)	100	122
Nexi Spa
0.00%, 02/24/28, EUR (f) (l) (m)	300	275
Opus-Chartered Issuances SA
2.50%, 07/04/25, EUR (e) (h)	179	186
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (g)	200	210
Progroup AG
5.13%, 04/15/29, EUR	224	227
5.38%, 04/15/31, EUR (g)	288	291
Rocket Mortgage, LLC
2.88%, 10/15/26 (g)	100	95
3.63%, 03/01/29 (g)	100	90
Santander UK Group Holdings PLC
3.63%, 01/14/26, GBP (f)	100	123
Societe Generale
8.13%, (100, 11/21/29) (g) (l) (o)	427	418
Starwood Property Trust, Inc.
7.25%, 04/01/29 (g)	100	103
Swedbank AB
1.38%, 12/08/27, GBP (f) (l)	100	117
Ter Finance (Jersey) Limited
0.00%, 01/02/25 (e) (g) (m)	5,181	5,141
Texas Capital Bancshares, Inc.
4.00%, 05/06/31	1,202	1,158
Toronto-Dominion Bank, The
2.88%, 04/05/27, GBP (f) (l)	100	119
UBS Group AG
6.85%, (100, 09/10/29) (g) (l) (o)	725	718
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.86%, 06/19/32 (g)	200	200
UnipolSai Assicurazioni S.p.A.
4.90%, 05/23/34, EUR (f)	200	215
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (g)	100	100
USB Capital IX
5.94%, (3 Month Term SOFR + 1.28%), (100, 2/9/2025) (h) (o)	594	515
UWM Holdings Corporation
6.63%, 02/01/30 (g)	402	399
VistaJet Group Holding SA
9.50%, 06/01/28 (d) (g)	100	101
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (g)	100	97
6.38%, 02/01/30 (g)	100	88
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (g)	300	254
Wells Fargo & Company
1.38%, 10/26/26, EUR (f)	578	583
1.50%, 05/24/27, EUR (f)	882	881
0.63%, 03/25/30, EUR (f)	581	527
Worldline
0.00%, 07/30/26, EUR (d) (f) (l) (m)	595	592
		39,130
Consumer Staples 1.0%
AA Bond Co Limited
6.50%, 01/31/26, GBP (f) (i)	941	1,172
Allied Universal Holdco LLC
9.75%, 07/15/27 (g)	254	256
4.88%, 06/01/28, GBP (f)	1,913	2,210
7.88%, 02/15/31 (g)	200	205
Amber FinCo PLC
6.63%, 07/15/29, EUR (f)	452	494
Anheuser-Busch InBev
4.00%, 09/24/25, GBP (f)	100	124
Apcoa Group GmbH
7.37%, (3 Month EURIBOR + 4.13%), 04/15/31, EUR (f) (h)	263	273
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (g)	100	94
8.00%, 02/15/31 (g)	100	102
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (f)	263	317
6.13%, 11/30/28, GBP (g)	1,497	1,802
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	1,486	1,389
Bellis Finco PLC
4.00%, 02/16/27, GBP (f)	998	1,175
Belron UK Finance PLC
4.63%, 10/15/29, EUR (f)	406	431
Boels Topholding B.V.
6.25%, 02/15/29, EUR (f)	949	1,026
5.75%, 05/15/30, EUR (g)	178	192
Boparan Finance PLC
9.38%, 11/07/29, GBP (f)	802	966
Cidron Aida Finco SARL
6.25%, 04/01/28, GBP (f)	554	661
Coty Inc.
5.00%, 04/15/26 (d) (g)	37	37
Darling Ingredients Inc.
5.25%, 04/15/27 (d) (g)	100	98
DP World Salaam
6.00%, (100, 10/01/25) (f) (o)	260	259
Edgewell Personal Care Colombia S A S
4.13%, 04/01/29 (g)	100	92
Energizer Holdings, Inc.
4.75%, 06/15/28 (d) (g)	200	191
4.38%, 03/31/29 (g)	100	93
Equipmentshare.Com Inc
8.63%, 05/15/32 (g)	237	248
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (d) (g)	200	139
Irca S.P.A.
6.63%, (3 Month EURIBOR + 3.75%), 12/15/29, EUR (f) (h)	299	313
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (f)	100	123
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (g)	100	98
Lion/Polaris Lux 4 S.A.
6.95%, (3 Month EURIBOR + 3.63%), 07/01/29, EUR (f) (h)	459	476
Loxama
5.75%, 07/15/27, EUR (f)	641	662
6.38%, 05/31/29, EUR (f)	949	1,033
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (f)	385	388
5.50%, 11/04/27, GBP (f)	833	992
Marks and Spencer Group P.L.C.
3.75%, 05/19/26, GBP (f)	1,063	1,308
Performance Food Group, Inc.
4.25%, 08/01/29 (d) (g)	100	93
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	161	173
Picard Groupe
6.38%, 07/01/29, EUR (f)	254	273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Pilgrim's Pride Corporation
3.50%, 03/01/32	200	173
6.88%, 05/15/34	100	107
Post Holdings, Inc.
4.63%, 04/15/30 (g)	200	184
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (g)	100	100
6.25%, 01/15/28 (g)	100	99
Procter & Gamble Company, The
4.88%, 05/11/27, EUR	369	402
Q-Park Holding I B.V.
5.13%, 02/15/30, EUR (f)	674	716
REI Agro Limited
0.00%, 11/13/14 (a) (e) (g) (l) (n)	185	—
0.00%, 01/01/00 (a) (e) (f) (l) (n)	628	—
Rekeep S.p.A.
7.25%, 02/01/26, EUR (f)	161	158
Sabre GLBL Inc.
8.63%, 06/01/27 (g)	871	859
Safeway Inc.
3.25%, 03/15/26 (g)	100	98
6.50%, 02/15/28 (g)	100	101
3.50%, 03/15/29 (g)	100	91
Sigma Holdco B.V.
5.75%, 05/15/26, EUR (f)	339	346
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR (f)	361	386
U.S. Foods Inc.
4.75%, 02/15/29 (g)	200	192
United Rentals (North America), Inc.
5.50%, 05/15/27	100	99
4.88%, 01/15/28	100	97
Verisure Holding AB
3.25%, 02/15/27, EUR (f)	485	495
9.25%, 10/15/27, EUR (g)	544	590
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	853	885
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	100	97
		26,253
Industrials 0.8%
ADT Security Corporation, The
4.13%, 08/01/29 (g)	100	92
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (g)	200	145
Allegiant Travel Company
7.25%, 08/15/27 (g)	372	374
American Airlines, Inc.
5.50%, 04/20/26 (g)	75	75
7.25%, 02/15/28 (g)	100	102
5.75%, 04/20/29 (g)	100	99
Ardagh Packaging Finance Public Limited Company
2.13%, 08/15/26, EUR (f)	371	343
4.13%, 08/15/26 (g)	2,899	2,522
Bombardier Inc.
7.50%, 02/01/29 (g)	381	396
8.75%, 11/15/30 (g)	100	108
Brand Industrial Services, Inc.
10.38%, 08/01/30 (g)	220	224
Builders FirstSource, Inc.
6.38%, 06/15/32 (g)	100	99
Clean Harbors, Inc.
6.38%, 02/01/31 (g)	100	100
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (d) (g)	383	388
Crown Americas LLC
4.75%, 02/01/26	100	99
Danaos Corporation
8.50%, 03/01/28 (g)	100	103
Delta Air Lines, Inc.
7.38%, 01/15/26	100	102
Edge Finco PLC
8.13%, 08/15/31, GBP (f)	599	767
ESAB Corporation
6.25%, 04/15/29 (d) (g)	333	337
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (f)	325	338
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (f) (j)	287	308
GFL Environmental Inc.
3.75%, 08/01/25 (g)	100	99
4.00%, 08/01/28 (g)	498	471
4.75%, 06/15/29 (g)	100	96
Graphic Packaging International, LLC
3.50%, 03/15/28 (g)	100	93
H&E Equipment Services, Inc.
3.88%, 12/15/28 (d) (g)	336	308
Heathrow Finance PLC
6.63%, 03/01/31, GBP (f)	414	521
I.M.A. Industria Macchine Automatiche S.P.A. In Sigla Ima S.P.A.
6.93%, (3 Month EURIBOR + 3.75%), 04/15/29, EUR (g) (h)	516	537
Intrum AB
3.00%, 09/15/27, EUR (f)	541	402
Kleopatra Finco S.a r.l.
4.25%, 03/01/26, EUR (f)	465	441
Labl, Inc.
5.88%, 11/01/28 (g)	248	221
LATAM Airlines Group S.A.
7.88%, 04/15/30 (g)	45	45
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (g)	357	364
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (f) (o)	250	298
Nova Alexandre III
8.43%, (3 Month EURIBOR + 5.25%), 07/15/29, EUR (g) (h)	424	426
Novelis Corporation
4.75%, 01/30/30 (d) (g)	100	93
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (g)	269	262
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (g)	269	269
Paprec Holding
7.25%, 11/17/29, EUR (f)	685	751
PCF GmbH
4.75%, 04/15/26, EUR (f)	310	264
7.93%, (3 Month EURIBOR + 4.75%), 04/15/26, EUR (f) (h)	192	164
Pitney Bowes Inc.
6.88%, 03/15/27 (g)	1,527	1,522
Rand Parent LLC
8.50%, 02/15/30 (g)	889	894
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (g)	180	179
Rolls-Royce PLC
3.63%, 10/14/25 (g)	200	197
Sensata Technologies, Inc.
4.38%, 02/15/30 (g)	100	92
Spirit AeroSystems, Inc.
9.38%, 11/30/29 (g)	798	855
9.75%, 11/15/30 (d) (g)	1,733	1,916
Standard Building Solutions Inc.
4.75%, 01/15/28 (g)	100	96
3.38%, 01/15/31 (g)	100	86
Stem, Inc.
0.50%, 12/01/28 (g) (l)	115	29
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (f)	553	573
TransDigm Inc.
6.75%, 08/15/28 (g)	100	101
4.63%, 01/15/29	200	187
6.63%, 03/01/32 (g)	200	202
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (g)	214	214

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (d) (g)	100	98
4.63%, 04/15/29 (g)	100	95
Vertical Midco GmbH
4.38%, 07/15/27, EUR (f)	1,621	1,675
		22,257
Energy 0.6%
ADNOC Murban RSC Ltd.
5.13%, 09/11/54 (g)	200	180
Antero Midstream Partners LP
6.63%, 02/01/32 (g)	100	101
Archrock Partners, L.P.
6.25%, 04/01/28 (g)	100	99
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (g)	100	102
BG Energy Capital PLC
5.13%, 12/01/25, GBP (f)	267	334
Bip-V Chinook
5.50%, 06/15/31 (g)	300	287
BP Capital Markets P.L.C.
2.52%, 04/07/28, EUR (f)	700	717
Buckeye Partners, L.P.
4.13%, 12/01/27 (d)	100	95
California Resources Corporation
8.25%, 06/15/29 (d) (g)	353	358
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (g)	795	811
Civitas Resources, Inc.
8.38%, 07/01/28 (g)	394	409
CNX Resources Corporation
7.38%, 01/15/31 (g)	100	103
Comstock Resources, Inc.
6.75%, 03/01/29 (g)	200	195
5.88%, 01/15/30 (g)	200	187
CrownRock, L.P.
5.00%, 05/01/29 (g)	100	101
DT Midstream, Inc.
4.13%, 06/15/29 (g)	100	94
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	331	338
Ecopetrol S.A.
8.88%, 01/13/33	149	151
8.38%, 01/19/36	157	151
Empresa Nacional del Petroleo
6.15%, 05/10/33 (g)	200	202
EnLink Midstream Partners, LP
4.85%, 07/15/26	200	200
Enlink Midstream, LLC
5.63%, 01/15/28 (g)	100	101
6.50%, 09/01/30 (g)	100	105
EQM Midstream Partners, LP
7.50%, 06/01/27 - 06/01/30 (g)	265	277
Hess Infrastructure Partners LP
5.63%, 02/15/26 (g)	100	100
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (g)	100	102
Kondor Finance PLC
7.13%, 07/19/26, EUR (f)	124	98
NGL Energy Operating LLC
8.13%, 02/15/29 (d) (g)	200	203
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (g)	269	273
NuStar Logistics, L.P.
5.75%, 10/01/25	100	100
Parkland Corporation
4.50%, 10/01/29 (g)	100	93
PBF Holding Company LLC
7.88%, 09/15/30 (d) (g)	100	98
Petroleos Mexicanos
7.50%, 03/20/26 (g)	3,919	3,914
8.75%, 06/02/29	53	53
5.95%, 01/28/31 (d)	104	88
6.70%, 02/16/32	27	24
10.00%, 02/07/33	35	36
Pluspetrol Camisea SA
6.24%, 07/03/36 (g)	95	96
PT Pertamina (Persero)
3.65%, 07/30/29 (f)	361	339
Raizen Fuels Finance S.A.
6.45%, 03/05/34 (g)	287	283
6.95%, 03/05/54 (g)	200	196
Range Resources Corporation
4.75%, 02/15/30 (g)	100	94
Rockies Express Pipeline LLC
4.95%, 07/15/29 (g)	100	95
Saudi Arabian Oil Company
5.88%, 07/17/64 (g)	200	186
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (f)	204	184
SM Energy Company
6.63%, 01/15/27	100	100
Southwestern Energy Company
4.75%, 02/01/32	100	93
Sunoco LP
7.00%, 09/15/28 (g)	100	102
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (g)	100	100
TotalEnergies Capital International
1.66%, 07/22/26, GBP (f)	100	120
Transocean Inc
8.25%, 05/15/29 (g)	488	479
USA Compression Finance Corp.
6.88%, 09/01/27	503	505
Venture Global Calcasieu Pass, LLC
6.25%, 01/15/30 (g)	100	101
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (g) (o)	489	511
Vine Energy Holdings LLC
6.75%, 04/15/29 (g)	100	101
Vista Energy Argentina S.A.U.
7.63%, 12/10/35 (g)	75	74
WildFire Intermediate Holdings, LLC
7.50%, 10/15/29 (g)	287	277
YPF S.A.
9.50%, 01/17/31 (g)	42	45
		14,961
Information Technology 0.5%
Amentum Escrow Corp.
7.25%, 08/01/32 (g)	157	158
Amkor Technology, Inc.
6.63%, 09/15/27 (g)	280	280
AMS-Osram AG
2.13%, 11/03/27, EUR (f) (l)	1,100	878
10.50%, 03/30/29, EUR (g)	335	341
Atos SE
0.00%, 12/31/24, EUR (a) (f) (l) (m) (n)	100	5
0.00%, 05/07/25 - 11/12/29, EUR (a) (f) (n)	700	33
Central Parent Inc.
7.25%, 06/15/29 (g)	345	341
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	980	962
9.00%, 09/30/29 (g)	319	324
8.25%, 06/30/32 (g)	242	250
Commscope Finance LLC
6.00%, 03/01/26 (d) (g)	1,674	1,664
Core Scientific, Inc.
0.00%, 06/15/31 (g) (l) (m)	145	142
Dell Bank International Designated Activity Company
0.50%, 10/27/26, EUR (f)	298	298
Diebold Nixdorf, Incorporated
7.75%, 03/31/30 (d) (g)	100	103
Entegris Escrow Corporation
4.75%, 04/15/29 (g)	300	287
Fair Isaac Corporation
5.25%, 05/15/26 (g)	100	100
Gen Digital Inc.
6.75%, 09/30/27 (d) (g)	100	101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
GoTo Group, Inc.
5.50%, 05/01/28 (g)	293	178
Helios Software Holdings, Inc.
7.88%, 05/01/29, EUR (g)	831	880
International Business Machines Corporation
3.38%, 02/06/27, EUR	531	557
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (g)	967	1,046
NCR Voyix Corporation
5.00%, 10/01/28 (g)	234	225
Open Text Corporation
3.88%, 02/15/28 (g)	100	94
4.13%, 12/01/31 (g)	100	88
RingCentral, Inc.
8.50%, 08/15/30 (d) (g)	1,337	1,415
Seagate HDD Cayman
8.25%, 12/15/29	888	946
8.50%, 07/15/31	501	536
9.63%, 12/01/32	895	1,009
TeamSystem S.p.A.
7.19%, 07/31/31, EUR (h)	320	333
ViaSat, Inc.
6.50%, 07/15/28 (g)	334	271
7.50%, 05/30/31 (g)	227	158
Western Digital Corporation
4.75%, 02/15/26	200	198
Xerox Holdings Corporation
5.50%, 08/15/28 (g)	164	141
		14,342
Real Estate 0.4%
Adler Financing S.a.r.l.
6.25%, 12/31/28, EUR (j)	459	491
ADLER Real Estate Service GmbH
3.00%, 04/27/26, EUR (f)	300	296
American Tower Corporation
0.45%, 01/15/27, EUR	1,371	1,353
Aroundtown SA
7.13%, (100, 01/16/30), EUR (f) (o)	402	405
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (g)	215	211
Fastighets AB Balder
1.13%, 01/29/27, EUR (f)	236	234
Heimstaden Bostad AB
0.63%, 07/24/25, EUR (f)	481	490
1.38%, 03/03/27, EUR (f)	481	476
I&M Holdings Limited
2.38%, 01/15/27, EUR (f)	100	100
5.00%, 03/11/30, EUR	100	104
Immobiliare Grande Distribuzione Societa' Di Investimento Immobiliare Quotata SPA
6.25%, 05/17/27, EUR (f) (i)	904	969
Iron Mountain Incorporated
5.25%, 03/15/28 (d) (g)	100	98
7.00%, 02/15/29 (g)	100	102
4.50%, 02/15/31 (d) (g)	100	91
Majid Al Futtaim Holding LLC
6.38%, (100, 12/20/25) (f) (o)	200	199
Park Intermediate Holdings LLC
5.88%, 10/01/28 (g)	100	98
RHP Hotel Properties, LP
7.25%, 07/15/28 (g)	100	103
SBA Communications Corporation
3.88%, 02/15/27	100	96
3.13%, 02/01/29	100	90
Service Properties Trust
3.95%, 01/15/28 (d)	100	84
8.38%, 06/15/29	1,657	1,603
4.95%, 10/01/29 (d)	200	159
4.38%, 02/15/30	273	205
8.88%, 06/15/32	1,800	1,666
Uniti Group Inc.
10.50%, 02/15/28 (g)	1,368	1,458
Vivion Investments S.a r.l.
8.00%, 08/31/28, EUR (j)	360	364
		11,545
Materials 0.4%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (e) (g) (j)	506	64
0.00%, 10/01/28 (e) (g) (i) (j)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	264
Avient Corporation
7.13%, 08/01/30 (g)	100	102
Ball Corporation
6.88%, 03/15/28	100	102
6.00%, 06/15/29	100	101
Big River Steel LLC
6.63%, 01/31/29 (g)	213	213
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (d) (g)	100	98
Constellium SE
5.38%, 08/15/32, EUR (f)	352	369
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (g)	335	355
EQUATE Petrochemical
4.25%, 11/03/26 (f)	200	196
F.I.S. - Fabbrica Italiana Sintetici S.p.A.
5.63%, 08/01/27, EUR (f)	526	548
First Quantum Minerals Ltd
6.88%, 10/15/27 (g)	663	659
9.38%, 03/01/29 (g)	200	212
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (g)	100	98
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (g)	1,535	1,309
INEOS Finance PLC
6.63%, 05/15/28, EUR (g)	612	656
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (f)	336	372
6.75%, 04/15/30, EUR (f)	266	285
Kronos International, Inc.
9.50%, 03/15/29, EUR	133	151
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (f)	207	162
Mercer International Inc.
5.13%, 02/01/29	237	205
Methanex Corporation
5.13%, 10/15/27 (d)	100	98
Mineral Resources Limited
8.00%, 11/01/27 (g)	100	102
9.25%, 10/01/28 (g)	228	239
Nobian Finance B.V.
3.63%, 07/15/26, EUR (f)	423	433
Olin Corporation
5.63%, 08/01/29	100	97
Olympus Water US Holding Corporation
4.25%, 10/01/28 (g)	357	334
POSCO Holdings Inc.
5.75%, 01/17/28 (g)	200	203
PPG Industries, Inc.
1.88%, 06/01/25, EUR	535	551
PT Freeport Indonesia
4.76%, 04/14/27 (f)	347	344
Samarco Mineracao S/A
9.00%, 06/30/31 (f) (i) (j)	32	31
9.00%, 06/30/31 (g) (i) (j)	42	40
Sasol Financing USA LLC
6.50%, 09/27/28	200	192
Scotts Miracle-Gro Company, The
4.50%, 10/15/29	100	92
4.00%, 04/01/31	240	209
Sealed Air Corporation
7.25%, 02/15/31 (g)	100	103
The Chemours Company
5.38%, 05/15/27	100	96
5.75%, 11/15/28 (g)	100	93
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
4.63%, 11/15/29 (d) (g)	120	104
Vale Overseas Ltd
6.40%, 06/28/54	25	25
Vedanta Resources Finance II PLC
10.88%, 09/17/29 (g)	243	252
Volcan Compania Minera S.A.A.
8.75%, 01/24/30 (g)	140	134
		10,293
Health Care 0.4%
Amgen Inc.
5.50%, 12/07/26, GBP (f)	100	127
Avantor, Inc.
4.63%, 07/15/28 (g)	100	95
3.88%, 11/01/29 (g)	100	91
Bausch + Lomb Corporation
8.38%, 10/01/28 (g)	60	62
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (f)	100	101
6.63%, 09/25/83, EUR (f)	200	214
Becton Dickinson Euro Finance S.a r.l.
3.55%, 09/13/29, EUR	926	980
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (g)	100	92
Encompass Health Corporation
4.50%, 02/01/28 (d)	208	201
4.75%, 02/01/30	200	190
4.63%, 04/01/31	120	111
Grifols, S.A.
7.13%, 05/01/30, EUR	344	366
Gruenenthal GmbH
4.63%, 11/15/31, EUR	253	265
Hologic, Inc.
4.63%, 02/01/28 (g)	100	97
3.25%, 02/15/29 (d) (g)	100	91
IQVIA Inc.
5.00%, 05/15/27 (g)	200	196
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (g)	200	188
Marcolin S.p.A.
6.13%, 11/15/26, EUR (g)	926	961
Molina Healthcare, Inc.
4.38%, 06/15/28 (g)	100	95
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	200	185
5.25%, 10/01/29 (g)	100	96
Organon & Co.
5.13%, 04/30/31 (d) (g)	500	450
Rossini S.a r.l.
6.75%, 12/31/29, EUR (f)	214	234
7.22%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (f) (h)	305	320
Select Medical Corporation
6.25%, 12/01/32 (g)	723	696
Takeda Pharmaceutical Co Ltd
2.25%, 11/21/26, EUR (f)	541	556
Tenet Healthcare Corporation
4.38%, 01/15/30	100	93
6.75%, 05/15/31	300	303
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (f)	328	328
3.75%, 05/09/27, EUR (f)	648	675
7.38%, 09/15/29, EUR	193	230
7.88%, 09/15/31, EUR	677	851
Thermo Fisher Scientific Inc.
1.38%, 09/12/28, EUR	582	574
		10,114
Utilities 0.4%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (o)	275	294
AES Andes SA
6.30%, 03/15/29 (g)	200	201
Alexander Funding Trust II
7.47%, 07/31/28 (g)	295	311
AmeriGas Partners, L.P.
9.38%, 06/01/28 (d) (g)	100	96
Atlantica Sustainable Infrastructure Limited
5.63%, 02/15/32, EUR (f)	303	327
Calpine Corporation
5.25%, 06/01/26 (g)	32	32
5.13%, 03/15/28 (g)	402	390
4.63%, 02/01/29 (g)	100	94
5.00%, 02/01/31 (g)	177	167
Centrica PLC
6.50%, 05/21/55, GBP (f)	150	190
Duke Energy Corporation
3.10%, 06/15/28, EUR	547	568
Edison International
7.88%, 06/15/54	230	239
EDP, S.A.
4.63%, 09/16/54, EUR (f)	400	422
Electricite de France
3.38%, (100, 06/15/30), EUR (f) (o)	200	193
5.13%, (100, 09/17/29), EUR (f) (o)	200	211
5.63%, (100, 06/17/32), EUR (f) (o)	200	214
6.00%, (100, 01/29/26), GBP (f) (o)	200	249
7.38%, (100, 06/17/35), GBP (f) (o)	200	254
FirstEnergy Corp.
3.90%, 07/15/27 (i) (k)	100	97
National Grid PLC
0.16%, 01/20/28, EUR (f)	785	749
NRG Energy, Inc.
3.38%, 02/15/29 (g)	100	91
3.63%, 02/15/31 (g)	100	87
PG&E Corporation
5.00%, 07/01/28	100	98
Talen Energy Supply, LLC
8.63%, 06/01/30 (g)	425	453
Thames Water Utilities Finance PLC
4.00%, 06/19/25, GBP (f)	832	836
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	1,715	1,710
7.75%, 10/15/31 (g)	580	608
		9,181
Total Corporate Bonds And Notes (cost $248,968)		239,201
GOVERNMENT AND AGENCY OBLIGATIONS 4.2%
Sovereign 2.8%
Aktsionernoye Obshchestvo Bank Razvitiya Kazakhstana
13.49%, 05/23/28, KZT (g)	131,000	240
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/34 (g) (i)	93	60
0.00%, 02/01/30 - 02/01/36 (g) (i)	53	29
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (f)	219	200
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	163	124
Departamento Administrativo De La Presidencia De La Republica
4.50%, 01/28/26	279	275
6.00%, 04/28/28, COP	24,874,200	4,963
8.00%, 04/20/33	329	336
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (g)	260	269
6.60%, 06/13/36 (g)	200	198
Gobierno De La Republica Oriental Del Uruguay
9.75%, 07/20/33, UYU	8,643	198
5.75%, 10/28/34	95	97
5.25%, 09/10/60	135	123
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	65,244	2,997
3.75%, 01/11/28	280	267
8.50%, 05/31/29, MXN	10,226	464
2.66%, 05/24/31	200	162
7.50%, 05/26/33, MXN	80,478	3,264
7.75%, 11/23/34, MXN	15,135	606

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
6.35%, 02/09/35	407	398
Government of Saudi Arabia
5.00%, 01/18/53 (g)	316	266
Government of the Republic of Panama
6.40%, 02/14/35	359	326
Ireland, Government of
2.60%, 10/18/34, EUR (f)	3,059	3,156
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.00%, 05/16/29, EUR (f)	240	268
Malaysia, Government of
4.64%, 11/07/33, MYR	10,808	2,561
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	12,155,300	2,476
7.75%, 09/18/30, COP	8,102,400	1,598
Morocco, Kingdom of
5.95%, 03/08/28 (g)	200	201
Nigeria, Federal Government of
8.38%, 03/24/29 (g)	209	202
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (f)	200	198
Presidencia da Republica
10.00%, 01/01/25 - 01/01/27, BRL	42,178	6,350
7.13%, 05/13/54	264	245
Presidencia de la Republica de Chile
4.34%, 03/07/42	354	297
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (f)	324	322
4.50%, 01/30/30 (g)	370	339
7.05%, 02/03/31 (g)	150	154
4.88%, 09/23/32 (g)	198	177
10.75%, 06/01/36, DOP (g)	35,700	619
Romania, Government of
2.50%, 02/08/30, EUR (f)	100	93
2.12%, 07/16/31, EUR (f)	56	48
Sandor-Palota
5.25%, 06/16/29 (g)	344	338
5.38%, 09/12/33, EUR (f)	45	50
7.00%, 10/24/35, HUF	297,780	772
Saudi Arabia, Kingdom of
4.50%, 04/17/30 (f)	399	387
Senegal, Government of
6.25%, 05/23/33 (f)	204	162
South Africa, Parliament of
8.00%, 01/31/30, ZAR	107,978	5,483
7.00%, 02/28/31, ZAR	37,390	1,761
5.88%, 04/20/32	273	256
9.00%, 01/31/40, ZAR	29,496	1,332
8.75%, 01/31/44, ZAR	40,609	1,747
5.00%, 10/12/46	200	137
Thailand, Kingdom of
2.40%, 03/17/29, THB	111,391	3,309
The Arab Republic of Egypt
24.46%, 10/01/27, EGP	9,358	183
5.63%, 04/16/30, EUR (f)	106	96
8.50%, 01/31/47 (g)	200	154
7.50%, 02/16/61 (g)	200	136
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (f)	311	305
The Republic of Indonesia, The Government of
7.00%, 05/15/27, IDR	28,215,000	1,752
8.25%, 05/15/36, IDR	25,765,000	1,732
7.13%, 06/15/38, IDR (f)	62,554,000	3,892
The Republic of Uzbekistan
5.38%, 05/29/27, EUR	108	112
Turkiye Cumhuriyeti Basbakanlik
37.00%, 02/18/26, TRY	51,651	1,439
31.08%, 11/08/28, TRY	14,956	419
26.20%, 10/05/33, TRY	44,703	1,226
Urad Vlady Ceske Republiky
5.00%, 09/30/30, CZK	51,090	2,211
4.50%, 11/11/32, CZK	42,870	1,801
Urzad Rady Ministrow
5.75%, 04/25/29, PLN	14,242	3,480
4.75%, 07/25/29, PLN	8,023	1,883
4.88%, 10/04/33	38	36
5.00%, 10/25/34, PLN	4,587	1,036
5.50%, 04/04/53	58	53
Vlada Crne Gore
2.88%, 12/16/27, EUR (f)	106	104
Vlada NA Republika Severna Makedonija
6.96%, 03/13/27, EUR (f)	115	124
		73,074
U.S. Treasury Note 1.2%
Treasury, United States Department of
4.00%, 12/15/25 (c)	20,893	20,854
4.63%, 09/30/28 (c)	10,372	10,473
		31,327
Municipal 0.1%
Grand Canyon University
7.38%, 10/01/29	555	566
Port of Beaumont Industrial Development Authority
10.00%, 07/01/26	1,335	1,364
		1,930
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.80%, 05/25/29 (h)	9,050	236
Interest Only, Series XFX-KL06, REMIC, 1.36%, 12/25/29 (h)	1,350	60
Interest Only, Series X1-K105, REMIC, 1.52%, 01/25/30 (h)	1,720	107
Interest Only, Series X1-K109, REMIC, 1.57%, 04/25/30 (h)	2,361	157
Interest Only, Series X1-K110, REMIC, 1.69%, 04/25/30 (h)	1,380	96
Interest Only, Series X1-K116, REMIC, 1.42%, 07/25/30 (h)	1,203	73
Interest Only, Series 2020-X1-K120, REMIC, 1.03%, 10/25/30 (h)	7,659	360
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.74%, 09/25/30 (h)	245	232
		1,321
Treasury Inflation Indexed Securities 0.0%
Urzad Rady Ministrow
2.00%, 08/25/36, PLN (p)	3,950	839
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 7.97%, (SOFR 30-Day Average + 3.40%), 01/25/32 (h)	331	341
Total Government And Agency Obligations (cost $114,933)		108,832
SENIOR FLOATING RATE INSTRUMENTS 3.7%
Industrials 0.8%
AERNNOVA Aerospace SAU
Term Loan B, 7.25%, (EURIBOR + 4.00%), 02/27/30, EUR (h)	1,303	1,330
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.42%, (1 Month Term SOFR + 3.75%), 05/04/28 (h)	427	428
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.82%, (SOFR + 2.25%), 07/31/31 (h)	905	901
Apleona
Term Loan B, 6.81%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (h)	1,200	1,247
Arsenal AIC Parent LLC
2024 1st Lien Term Loan B, 7.82%, (3 Month Term SOFR + 3.25%), 08/19/30 (h)	99	100
Babilou Family
Term Loan, 7.12%, (3 Month EURIBOR + 4.00%), 11/18/30, EUR (h)	294	297
Term Loan, 7.35%, (3 Month EURIBOR + 4.00%), 11/18/30, EUR (h)	742	747
Boost Newco Borrower, LLC
2024 USD Term Loan B, 7.10%, (3 Month Term SOFR + 2.50%), 01/31/31 (h)	871	874

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Clover Holdings SPV III LLC
Term Loan, 15.00%, 12/10/29 (e) (h)	195	195
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.75%, (1 Month Term SOFR + 3.17%), 03/30/29 (h)	857	858
CPPIB Capital Inc
Term Loan B, 7.85%, (SOFR + 3.25%), 08/07/31 (h)	772	777
Emerald Technologies (U.S.) AcquisitionCo Inc.
Term Loan, 10.92%, (SOFR + 6.25%), 02/03/29 (e) (h)	634	495
Fertitta Entertainment, LLC
2022 Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 01/13/29 (h) (j)	975	978
Finco Utilitas
Term Loan B, 6.91%, (EURIBOR + 3.75%), 12/31/29, EUR (h)	780	812
FNZ Group Entities Ltd
Term Loan, 10.70%, (SONIA + 6.00%), 10/30/31, GBP (e) (h)	1,500	1,793
Garda World Security Corporation
2024 Term Loan B, 7.90%, (SOFR + 3.50%), 02/01/29 (h)	284	285
Lorca Finco PLC
Term Loan B3, 6.15%, (EURIBOR + 3.50%), 03/25/31, EUR (h)	1,774	1,844
Nielsen Consumer Inc
Term Loan B, 7.75%, (3 Month EURIBOR + 4.75%), 03/06/28, EUR (h)	1,496	1,555
Platea BC Bidco AB
Term Loan, 7.85%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (h)	866	901
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 12/31/49, EUR (h) (q)	134	139
Quimper AB
Term Loan, 0.00%, 12/31/49, EUR (h) (q)	1,513	1,571
Sector Alarm Holding AS
Term Loan B, 7.16%, (3 Month EURIBOR + 4.25%), 06/10/29, EUR (h)	814	848
TK Elevator Midco GmbH
Term Loan, 7.59%, (3 Month EURIBOR + 4.00%), 04/11/30, EUR (h)	1,017	1,061
TransDigm, Inc.
2023 Term Loan J, 7.10%, (3 Month Term SOFR + 2.50%), 02/28/31 (h)	497	498
Vaco Holdings, LLC
2022 Term Loan, 9.67%, (3 Month Term SOFR + 5.00%), 01/07/29 (h)	655	604
		21,138
Information Technology 0.7%
Altar Bidco, Inc.
Term Loan, 9.75%, (SOFR + 5.60%), 11/09/28 (h)	2,318	2,234
Bock Capital Bidco B.V.
Term Loan, 6.85%, (3 Month EURIBOR + 4.00%), 01/06/25, EUR (h)	912	941
Boxer Parent Company Inc.
Term Loan B, 7.06%, (3 Month EURIBOR + 4.00%), 12/31/29, EUR (h)	1,496	1,557
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 8.02%, (SOFR + 3.50%), 03/30/29 (h)	630	631
ConnectWise, LLC
2021 Term Loan B, 8.37%, (3 Month Term SOFR + 3.50%), 09/23/28 (h)	609	612
DRI Holdings, Inc
Term Loan, 9.92%, (SOFR + 5.25%), 12/15/28 (h)	547	530
ECL Entertainment, LLC
2024 1st Lien Term Loan B, 8.07%, (SOFR + 3.50%), 08/31/30 (h)	1,742	1,749
GoTo Group Inc
Term Loan, 9.30%, (SOFR + 4.75%), 04/28/28 (h)	165	106
IGT Holding IV AB
Term Loan, 7.09%, (3 Month EURIBOR + 3.75%), 07/31/31, EUR (h)	1,333	1,383
Instructure Holdings, Inc.
2024 Term Loan, 7.52%, (SOFR + 3.00%), 09/11/31 (h)	1,997	2,003
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.37%, (SOFR + 3.00%), 03/01/29 (h)	1,171	1,171
Mosel Bidco Se
Term Loan, 6.96%, (3 Month EURIBOR + 4.75%), 07/31/30, EUR (h)	1,239	1,287
Quartz Acquireco LLC
2024 Term Loan B1, 7.35%, (3 Month Term SOFR + 2.75%), 11/18/28 (h)	621	625
Redstone Holdco 2 L.P.
Term Loan, 9.60%, (SOFR + 4.75%), 04/27/28 (h)	1,255	741
VeriFone Sys Inc
2018 1st Lien Term Loan, 0.00%, (SOFR + 4.00%), 08/09/25 (h) (q)	—	—
2018 1st Lien Term Loan, 8.78%, (SOFR + 4.00%), 08/09/25 (h)	1,057	988
Veritas US Inc
Term Loan, 16.93%, (SOFR + 12.50%), 12/10/29 (h)	447	444
Waystar Tech Inc
Term Loan B, 7.32%, (SOFR + 2.75%), 10/22/29 (h)	23	24
Xerox Corp
2023 Term Loan B, 8.57%, (1 Month Term SOFR + 4.00%), 11/14/29 (h)	150	150
Term Loan, 8.60%, (SOFR + 4.00%), 11/14/29 (h)	203	202
		17,378
Consumer Discretionary 0.7%
American Auto Auction Group, LLC
Term Loan, 9.75%, (SOFR + 5.00%), 01/27/28 (h)	264	265
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.27%, (SOFR + 2.75%), 10/01/31 (h)	768	774
Belron Finance US LLC
Term Loan, 0.00%, (3 Month EURIBOR + 3.00%), 10/01/31, EUR (h) (q)	1,325	1,377
Caesars Entertainment Inc.
2024 Term Loan B1, 6.82%, (3 Month Term SOFR + 2.25%), 01/24/31 (h)	1,350	1,351
CD&R Firefly Bidco Limited
Term Loan, 0.00%, (SONIA + 5.75%), 02/20/29, GBP (h) (q)	1,000	1,249
Term Loan, 10.20%, (SONIA + 5.75%), 02/20/29, GBP (h)	642	802
First Brands Group LLC
Term Loan B, 8.06%, (EURIBOR + 5.00%), 03/30/27, EUR (h)	989	984
Hestiafloor 2
Term Loan, 0.00%, (EURIBOR + 3.75%), 02/28/30, EUR (h) (q)	588	611
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 7.07%, (SOFR + 2.50%), 05/20/28 (h)	198	199
Hydrofarm Holdings Group, Inc.
Term Loan, 10.35%, (LIBOR + 5.50%), 10/21/28 (e) (h)	394	315
J&J Ventures Gaming, LLC
Term Loan, 8.71%, (1 Month Term SOFR + 4.00%), 04/07/28 (h)	629	632
Jack Ohio Finance LLC
Term Loan, 9.44%, (SOFR + 4.75%), 09/30/28 (h)	316	316
Maverick Gaming LLC
Term Loan, 12.11%, (SOFR + 7.50%), 06/03/28 (h)	802	595
Parts Europe
Term Loan, 6.70%, (3 Month EURIBOR + 3.75%), 01/22/31, EUR (h)	2,132	2,215
PAX MidCo Spain, S.L.U.
Term Loan - B3, 7.64%, (EURIBOR + 5.00%), 12/31/29, EUR (h)	1,632	1,692

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Peer Holdings III BV
Term Loan - B6, 6.59%, (3 Month EURIBOR + 3.25%), 12/31/29, EUR (h)	1,600	1,664
Speedster Bidco GmbH
Term Loan, 0.00%, (3 Month EURIBOR + 3.75%), 12/31/49, EUR (h) (q)	1,110	1,153
Station Casinos LLC
2024 Term Loan B, 6.38%, (1 Month Term SOFR + 2.00%), 03/07/31 (h)	547	548
		16,742
Health Care 0.5%
Aenova Group
Term Loan B, 7.13%, (3 Month EURIBOR + 3.75%), 08/22/31, EUR (h)	1,698	1,767
AI Sirona Luxembourg Acquisition Sarl
Term Loan, 6.48%, (EURIBOR + 4.00%), 09/30/28, EUR (h)	1,000	1,038
Bausch & Lomb Corporation
Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 05/05/27 (h)	707	709
HomeVi
Term Loan - B, 0.00%, (EURIBOR + 5.00%), 12/31/29, EUR (h) (q)	1,500	1,550
Median BV
Term Loan B - B1, 8.27%, (3 Month EURIBOR + 5.00%), 10/14/27, EUR (h)	1,637	1,685
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.82%, (SOFR + 2.25%), 10/23/28 (h)	1,691	1,695
Mehilainen Yhtioet Oy
Term Loan, 6.86%, (EURIBOR + 4.00%), 07/03/30, EUR (h)	420	437
Term Loan B5A, 7.35%, (3 Month EURIBOR + 4.00%), 07/03/30, EUR (h)	421	438
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 07/03/31, EUR (h) (q)	144	149
Term Loan B5B, 6.86%, 07/03/31, EUR (h)	758	788
Term Loan, 7.35%, 07/03/31, EUR (h)	45	47
Nidda Healthcare GmbH
Term Loan, 7.01%, (3 Month EURIBOR + 4.00%), 02/21/30, EUR (h)	2,399	2,495
Ramsay Sante
Term Loan, 0.00%, (3 Month EURIBOR + 3.25%), 07/25/31, EUR (h) (q)	900	936
		13,734
Communication Services 0.4%
Avaya, Inc.
2023 Exit Term Loan, 12.07%, (1 Month Term SOFR + 7.50%), 08/01/28 (h)	7	6
Bally's Corporation
2021 Term Loan B, 8.14%, (SOFR + 3.25%), 08/05/28 (h)	662	624
Charter Communications Operating, LLC
Term Loan B5, 6.78%, (3 Month Term SOFR + 2.25%), 11/21/31 (h)	144	143
CSC Holdings, LLC
2019 Term Loan B5, 7.17%, (6 Month USD LIBOR + 2.50%), 04/15/27 (h)	297	273
DirecTV Financing, LLC
Term Loan, 9.85%, (1 Month Term SOFR + 5.00%), 07/22/27 (h)	354	354
Entain PLC
EUR Term Loan B3, 6.92%, (EURIBOR + 3.50%), 06/30/28, EUR (h)	967	1,003
Level 3 Financing Inc.
2024 Extended Term Loan B1, 11.13%, (SOFR + 6.56%), 04/15/29 (h)	232	236
Stage Entertainment
Term Loan, 0.00%, (EURIBOR + 4.00%), 12/31/49, EUR (h) (q)	1,000	1,036
Tele Columbus AG
Term Loan B, 10.00%, (EURIBOR + 4.00%), 01/01/29, EUR (h)	1,049	888
Zegona HoldCo Ltd
Term Loan, 0.00%, (3 Month EURIBOR + 4.25%), 07/09/29, EUR (h) (q)	516	539
Ziggo BV
Term Loan, 5.90%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (h)	6,053	6,196
		11,298
Consumer Staples 0.3%
Bellis Acquisition Company PLC
Term Loan B, 7.09%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (h)	1,654	1,670
Froneri International Limited
Term Loan, 5.56%, (3 Month EURIBOR + 2.50%), 09/30/31, EUR (h)	2,000	2,068
Market Bidco Ltd
EUR Term Loan B1, 7.52%, (3 Month EURIBOR + 4.75%), 11/04/27, EUR (h)	430	444
Naked Juice LLC
2nd Lien Term Loan, 10.70%, (SOFR + 6.00%), 01/25/30 (h)	82	27
Obol France 25
Term Loan, 0.00%, (EURIBOR + 5.00%), 12/31/49, EUR (h) (q)	1,000	996
Pegasus BidCo B.V.
Term Loan B, 6.52%, (3 Month EURIBOR + 3.50%), 07/12/29, EUR (h)	1,333	1,386
Upfield B.V.
Term Loan, 10.49%, (SONIA + 5.25%), 01/06/25, GBP (h)	1,150	1,433
		8,024
Energy 0.2%
CVR Energy
Term Loan, 0.00%, (SOFR + 4.00%), 12/30/27 (h) (q)	1,033	1,033
NGP XI Midstream Holdings LLC
Term Loan B, 8.60%, (SOFR + 4.00%), 07/17/31 (h)	402	405
Solaris Energy Infrastructure
Term Loan, 10.57%, (SOFR + 6.00%), 08/31/29 (e) (h)	3,009	3,009
		4,447
Materials 0.1%
IFCO Management GmbH
Term Loan, 6.70%, (EURIBOR + 3.50%), 11/24/29, EUR (h)	1,000	1,039
INEOS Quattro Holdings UK Limited
Term Loan, 7.48%, (EURIBOR + 4.50%), 03/31/29, EUR (h)	1,210	1,252
INEOS US Finance LLC
Term Loan, 6.48%, (EURIBOR + 4.00%), 11/08/27, EUR (h)	1,000	1,036
		3,327
Financials 0.0%
Cervantes Bidco SL
Term Loan, 6.46%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (h)	742	771
Total Senior Floating Rate Instruments (cost $100,302)		96,859
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.6%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.14%, 08/12/25 (h)	665	641
AB Carval Euro CLO II-C Designated Activity Company
Series D-2X, 6.66%, (3 Month EURIBOR + 3.75%), 02/15/37, EUR (f) (h)	380	395
Accesslex Institute
Series 2007-A3-A, 5.08%, (3 Month Term SOFR + 0.56%), 05/25/36 (h)	143	140
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (i)	2,964	2,534
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (i)	502	366
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (i)	203	143
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (i)	332	219
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 7.61%, (1 Month Term SOFR + 3.21%), 04/15/26 (h)	400	219

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Apidos CLO XV
Series 2013-A1RR-15A, 5.89%, (3 Month Term SOFR + 1.27%), 04/21/31 (h)	121	121
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	195
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 6.25%, (1 Month Term SOFR + 1.85%), 05/15/37 (h)	257	257
Arbour CLO VI Designated Activity Company
Series DR-6X, 6.37%, 11/15/37, EUR (f) (h)	440	456
Arini European CLO IV Designated Activity Company
Series D-4X, 6.38%, (3 Month EURIBOR + 3.50%), 01/15/38, EUR (f) (h)	630	652
Avoca CLO XVIII Designated Activity Company
Series DR-18X, 0.00%, 04/15/38, EUR (f) (h)	250	259
Avoca Static CLO I Designated Activity Company
Series DR-1X, 5.90%, (3 Month EURIBOR + 2.90%), 01/15/35, EUR (f) (h)	220	228
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.60%, 04/16/25 (h)	130	128
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 6.86%, (SOFR 30-Day Average + 2.20%), 01/19/37 (h)	549	550
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	108
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 6.45%, (3 Month Term SOFR + 1.81%), 01/25/35 (h)	250	250
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.10%, (3 Month Term SOFR + 1.44%), 07/17/34 (h)	285	285
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 4.96%, (1 Month Term SOFR + 0.62%), 10/27/36 (h) (i)	41	39
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 5.72%, (1 Month Term SOFR + 1.32%), 03/16/37 (h) (i)	744	632
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.26%, 02/18/54 (h)	8,297	432
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 6.07%, (3 Month Term SOFR + 1.45%), 07/20/34 (h)	250	251
BHMS 2018-ATLS
Series 2018-A-ATLS, REMIC, 5.95%, (1 Month Term SOFR + 1.55%), 07/16/35 (h)	1,034	1,033
Series 2018-C-ATLS, REMIC, 6.59%, (1 Month Term SOFR + 2.20%), 07/16/35 (h)	459	456
BlueMountain CLO Ltd
Series 2021-A-28A, 6.18%, (3 Month Term SOFR + 1.52%), 04/17/34 (h)	150	150
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 6.42%, (3 Month Term SOFR + 1.76%), 07/15/31 (h)	252	252
BMP 2024-MF23
Series 2024-E-MF23, 8.71%, 06/15/26 (h)	376	375
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	511
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	208
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 7.31%, (1 Month Term SOFR + 2.91%), 06/15/38 (h)	1,231	1,231
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 7.31%, (1 Month Term SOFR + 2.92%), 05/15/26 (h)	871	868
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.20%, (1 Month Term SOFR + 0.80%), 10/15/38 (h)	213	213
Series 2021-F-XL2, REMIC, 6.76%, (1 Month Term SOFR + 2.36%), 10/15/38 (h)	1,757	1,753
BX Commercial Mortgage Trust 2024-KING
Series 2024-A-KING, REMIC, 6.00%, (1 Month Term SOFR + 1.60%), 05/15/26 (h)	484	484
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.79%, (1 Month Term SOFR + 1.39%), 03/15/26 (h)	860	863
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (h)	1,238	1,124
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (h)	1,735	1,541
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 6.76%, (1 Month Term SOFR + 2.36%), 01/15/34 (h)	357	355
Series 2021-F-MFM1, REMIC, 7.51%, (1 Month Term SOFR + 3.11%), 01/15/34 (h)	546	541
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 6.74%, (1 Month Term SOFR + 1.44%), 04/15/29 (h)	888	891
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.29%, (1 Month Term SOFR + 2.89%), 06/15/26 (h)	410	412
Series 2024-F-VLT4, REMIC, 8.33%, (1 Month Term SOFR + 3.94%), 06/15/26 (h)	1,025	1,022
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 6.84%, (1 Month Term SOFR + 2.45%), 12/15/37 (h)	130	130
Capital Four CLO VIII Designated Activity Company
Series D-8X, 6.31%, (3 Month EURIBOR + 3.25%), 10/25/37, EUR (f) (h)	520	539
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (h)	132	123
CFSP 2024-AHP1 A
Series 2024-A-AHP1, 6.50%, 04/15/37 (r)	1,030	988
Chenango Park CLO, Ltd.
Series 2018-A2-1A, 6.47%, (3 Month Term SOFR + 1.81%), 04/15/30 (h)	264	264
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 4.78%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (f) (h)	100	104
CIFC Funding 2014-III, Ltd.
Series 2014-BR2-3A, 6.69%, (3 Month Term SOFR + 2.06%), 10/22/31 (h)	350	351
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 6.34%, (3 Month Term SOFR + 1.71%), 01/22/31 (h)	250	250
COMM 2024-WCL1 MORTGAGE TRUST
Series 2024-E-WCL1, REMIC, 8.88%, (1 Month Term SOFR + 4.49%), 06/15/26 (h)	490	489
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 5.50%, (1 Month Term SOFR + 1.16%), 11/25/35 (h) (i)	40	40
Concord Music Royalties LLC
Series 2024-A-1A, 5.64%, 10/20/29	541	541
CONE Trust 2024-DFW1
Series 2024-E-DFW1, REMIC, 9.19%, (1 Month Term SOFR + 3.95%), 08/15/41 (h)	480	479
Contego CLO VII Designated Activity Company
Series DR-7X, 0.00%, (3 Month EURIBOR + 3.45%), 01/23/38, EUR (f) (h)	430	445
Contego CLO XI Designated Activity Company
Series DR-11X, 5.93%, (3 Month EURIBOR + 3.20%), 11/20/38, EUR (f) (h)	320	331
Cook Park CLO, Ltd.
Series 2018-B-1A, 6.31%, (3 Month Term SOFR + 1.66%), 04/17/30 (h)	258	258
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.63%, 11/18/25 (h)	96	90
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 9.37%, (1 Month Term SOFR + 4.98%), 10/15/37 (h)	200	184
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	307	297
DBGS 2018-BIOD Mortgage Trust
Series 2018-A-BIOD, REMIC, 5.50%, (1 Month Term SOFR + 1.10%), 05/15/35 (h) (i)	63	63

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Series 2018-D-BIOD, REMIC, 5.99%, (1 Month Term SOFR + 1.60%), 05/15/35 (h) (i)	237	233
Series 2018-F-BIOD, REMIC, 6.69%, (1 Month Term SOFR + 2.30%), 05/15/35 (h) (i)	967	959
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 6.57%, (3 Month Term SOFR + 1.91%), 07/15/30 (h)	250	250
ELM Trust 2024-ELM
Series 2024-E10-ELM, REMIC, 7.79%, 06/11/27 (h)	918	925
Elmwood CLO II Ltd
Series 2019-BRR-2A, 6.26%, (3 Month Term SOFR + 1.70%), 10/20/37 (h)	350	351
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 7.18%, (1 Month Term SOFR + 2.78%), 11/15/38 (h)	1,009	1,009
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 6.76%, (1 Month Term SOFR + 2.36%), 07/15/38 (h)	1,917	1,922
Series 2021-E-ESH, REMIC, 7.36%, (1 Month Term SOFR + 2.96%), 07/15/38 (h)	1,222	1,230
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	2,116	2,102
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	469	379
GreenSky Home Improvement Trust 2024-1
Series 2024-A4-1, 5.67%, 06/25/59	1,756	1,749
Series 2024-B-1, 5.87%, 06/25/59	160	160
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.53%, (1 Month Term SOFR + 1.13%), 07/15/39 (h)	441	440
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2022-A-ECI, REMIC, 6.59%, (1 Month Term SOFR + 2.19%), 08/15/39 (h)	117	117
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 7.45%, (1 Month Term SOFR + 3.05%), 11/15/36 (h)	1,303	1,284
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 5.46%, (1 Month Term SOFR + 1.06%), 10/15/26 (h)	239	238
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.66%, (1 Month Term SOFR + 1.26%), 06/16/36 (h)	230	217
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	576
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.70%, 12/12/53 (h)	974	69
Harvest CLO XXXII Designated Activity Company
Series D-32X, 6.33%, (3 Month EURIBOR + 3.60%), 07/27/37, EUR (f) (h)	322	338
Henley CLO XII Designated Activity Company
Series D-12X, 5.88%, 01/15/38, EUR (f) (h)	320	331
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-A-ORL, REMIC, 6.00%, (1 Month Term SOFR + 1.60%), 05/15/26 (h)	821	821
Series 2024-D-ORL, REMIC, 7.65%, (1 Month Term SOFR + 3.25%), 05/15/26 (h)	867	858
Holland Park CLO Designated Activity Company
Series A1RR-1X, 3.95%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (f) (h)	85	88
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (h)	138	126
Huntington National Bank, The
Series 2024-B2-1, 6.00%, (SOFR 30-Day Average + 1.40%), 02/20/28 (g) (h)	819	821
Independence Plaza Trust 2018-INDP
Series 2018-B-INDP, REMIC, 3.91%, 07/11/25	354	345
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 7.25%, (1 Month Term SOFR + 2.74%), 07/08/33 (h) (i)	192	128
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 6.96%, (1 Month Term SOFR + 2.56%), 04/15/26 (h)	1,108	1,109
Series 2021-F-MHC, REMIC, 7.46%, (1 Month Term SOFR + 3.06%), 04/15/26 (h)	520	521
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (h)	481	421
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (h)	2,458	1,972
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (h)	3,517	3,087
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (h)	1,620	1,077
Jubilee CLO 2024-XXIX Designated Activity Company
Series 2024-D-29X, 6.21%, (3 Month EURIBOR + 3.20%), 01/15/39, EUR (f) (h)	540	559
JW Commercial Mortgage Trust 2024-MRCO
Series 2024-D-MRCO, REMIC, 7.59%, 06/15/26 (h)	340	338
LBA Trust 2024-BOLT
Series 2024-F-BOLT, REMIC, 9.74%, 06/15/26 (h)	149	149
Lyra Music Assets Delaware LP
Series 2024-A2-2A, 5.76%, 12/20/29 (g)	1,289	1,256
Mariner Finance Issuance Trust 2024- A
Series 2024-A-AA, 5.13%, 09/22/36	837	838
Series 2024-D-AA, 6.77%, 09/22/36	139	139
MCR 2024-TWA Mortgage Trust
Series 2024-E-TWA, REMIC, 8.73%, 06/12/27	431	433
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 5.59%, (1 Month Term SOFR + 1.21%), 07/18/36 (h)	193	193
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 7.77%, (1 Month Term SOFR + 3.37%), 12/16/26 (h)	695	681
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 6.61%, (1 Month Term SOFR + 2.22%), 04/15/26 (h)	1,222	1,222
Series 2021-F-MHC, REMIC, 7.11%, (1 Month Term SOFR + 2.72%), 04/15/26 (h)	137	137
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 7.26%, (1 Month Term SOFR + 2.86%), 07/15/38 (h)	602	600
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (h)	338	305
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	245	226
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,049
Series 2021-D-DA, 4.00%, 04/15/60	370	336
Series 2021-A-DA, 5.76%, (Prime + -1.99%), 04/15/60 (h)	1,119	1,118
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	2,254	2,278
Nelnet Student Loan Trust 2021-A
Series 2021-D-A, 4.93%, 04/20/62	930	801
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	839
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	106
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 6.28%, (3 Month Term SOFR + 1.66%), 04/28/31 (h)	200	200
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 6.58%, (3 Month Term SOFR + 1.96%), 10/20/34 (h)	250	251

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	142	139
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-D-2X, 6.01%, (3 Month EURIBOR + 3.15%), 05/15/34, EUR (f) (h)	380	393
Palmer Square European Loan Funding 2024-3 Designated Activity Company
Series 2024-D-3X, 5.93%, (3 Month EURIBOR + 3.05%), 05/15/34, EUR (f) (h)	320	331
Penta CLO 17 Designated Activity Company
Series 2024-D-17X, 6.71%, (3 Month EURIBOR + 3.25%), 08/15/38, EUR (f) (h)	350	363
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 7.86%, (1 Month Term SOFR + 3.46%), 07/15/38 (h)	141	95
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 6.95%, (1 Month Term SOFR + 2.61%), 07/25/51 (h)	65	65
Series 2021-C-1A, 8.20%, (1 Month Term SOFR + 3.86%), 07/25/51 (h)	57	57
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	398
Providus CLO II Designated Activity Company
Series DRR-2X, 6.38%, (3 Month EURIBOR + 3.20%), 10/15/38, EUR (f) (h)	346	359
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-A-FL10, 6.84%, (1 Month Term SOFR + 2.50%), 10/25/39 (h)	1,388	1,394
Recette CLO, Ltd.
Series 2015-BRR-1A, 6.28%, (3 Month Term SOFR + 1.66%), 04/20/34 (h)	250	250
Republic Finance Issuance Trust 2024-A
Series 2024-A-A, 5.91%, 06/21/27	1,284	1,298
RR 28 Ltd
Series 2024-A1R-28RA, 6.21%, (3 Month Term SOFR + 1.55%), 04/15/37 (h)	762	763
Sesac Finance LLC
Series 2019-A2-1, REMIC, 5.22%, 07/25/26	152	150
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 9.26%, (1 Month Term SOFR + 4.86%), 10/15/41 (h)	1,488	1,542
SMB Private Education Loan Trust 2021-A
Series 2021-C-A, 2.99%, 01/15/53	1,341	1,144
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	195	186
Series 2021-C-C, REMIC, 3.00%, 01/15/53	116	99
Series 2021-D-C, REMIC, 3.93%, 01/15/53	41	36
Sona Fios Clo III DAC
Series D-3X, 6.41%, 04/20/37, EUR (h)	690	713
Spirit Airlines, Inc.
Series 2015-A-1, 0.00%, 04/01/28 (a) (n)	25	23
Series 2017-A-1, 0.00%, 02/15/30 (a) (n)	771	679
Series 2017-AA-1, 0.00%, 02/15/30 (a) (n)	293	261
SPLT_23-1: A ABS
Series 2023-A-1, 6.00%, 09/13/27 (h)	1,441	1,457
SPLT_23-1: R1 ABS
Series 2023-R1-1, 0.00%, 11/12/30 (h)	27	1,278
SPLT_24-1: A ABS
Series 2024-A-1, 6.06%, 02/12/31	1,298	1,305
SPLT_24-1: R1 ABS
Series 2024-R1-1, 0.00%, 02/12/31 (h)	24	722
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 6.44%, (1 Month Term SOFR + 2.04%), 07/15/36 (h)	501	500
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.24%, (1 Month Term SOFR + 0.85%), 11/15/38 (h)	247	247
Series 2021-F-MFP, REMIC, 7.14%, (1 Month Term SOFR + 2.74%), 11/15/38 (h)	1,438	1,442
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 7.13%, (1 Month Term SOFR + 2.73%), 11/16/26 (h)	360	360
Subway Funding LLC
Series 2024-A2II-1A, 6.27%, 07/30/31	833	844
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 6.04%, (3 Month Term SOFR + 1.38%), 01/17/34 (h)	250	251
TICP CLO XII, Ltd.
Series 2018-BR-12A, 6.57%, (3 Month Term SOFR + 1.91%), 07/17/34 (h)	250	250
Tikehau CLO XII Designated Activity Company
Series D-12X, 6.72%, (3 Month EURIBOR + 3.25%), 10/20/38, EUR (f) (h)	570	592
Trinitas CLO XIV, Ltd.
Series 2020-BR-14A, 6.58%, (3 Month Term SOFR + 1.95%), 01/25/34 (h)	260	260
Series 2020-CR-14A, 7.03%, (3 Month Term SOFR + 2.40%), 01/25/34 (h)	260	260
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	159
Victory Street CLO I Designated Activity Company
Series D-1X, 6.32%, (3 Month EURIBOR + 3.45%), 01/15/38, EUR (f) (h)	480	497
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (h)	325	309
Voya CLO 2017-3 Ltd
Series 2017-A1R-3A, 5.92%, (3 Month Term SOFR + 1.30%), 04/20/34 (h)	150	150
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 4.85%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (g) (h)	250	259
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (h)	500	497
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (h)	211	189
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.80%, 07/17/53 (h)	4,834	366
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.50%, 04/17/54 (h)	2,824	181
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2024-A-1CHI, REMIC, 5.31%, 07/15/27 (h)	417	418
Whitebox CLO I Ltd
Series 2019-BRR-1A, 7.08%, (3 Month Term SOFR + 1.75%), 07/24/36 (h)	250	251
Total Non-U.S. Government Agency Asset-Backed Securities (cost $99,328)		93,838
INVESTMENT COMPANIES 2.1%
iShares 0-5 Year TIPS Bond ETF (d) (s)	31	3,079
iShares Biotechnology ETF (d) (s)	20	2,644
iShares Broad USD High Yield Corporate Bond ETF (d) (s)	81	2,998
iShares Core S&P Small Cap ETF (s)	12	1,423
iShares iBoxx $ High Yield Corporate Bond ETF (d) (s)	43	3,392
iShares Latin America 40 ETF (d) (s)	35	730
iShares MSCI Brazil ETF (s)	41	914
iShares MSCI China ETF (d) (s)	84	3,950
iShares MSCI Emerging Markets ETF (s)	8	354
iShares Russell Mid-Cap Growth ETF (d) (s)	4	495
SPDR Blackstone Senior Loan ETF	33	1,368
SPDR Gold Shares (d)	97	23,524
SPDR S&P Homebuilders ETF (d)	12	1,284
SPDR S&P Regional Banking ETF (d)	17	1,007
VanEck J. P. Morgan EM Local Currency Bond ETF	169	3,913
VanEck Semiconductor ETF (d)	20	4,931
Total Investment Companies (cost $58,520)		56,006
PREFERRED STOCKS 0.3%
Financials 0.2%
Banco Bradesco S/A. (l)	331	618
Citigroup Capital XIII, 11.22%, 10/30/40	70	2,101
Itau Unibanco Holding S.A. (l)	168	835
Wells Fargo & Company - Series A, 7.50% (l) (o)	1	1,067
		4,621

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Consumer Staples 0.1%
Henkel AG & Co. KGaA (l)	11	981
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (l)	145	854
Utilities 0.0%
Companhia Energetica de Minas Gerais-CEMIG	390	702
Materials 0.0%
Gerdau S.A.	150	440
Total Preferred Stocks (cost $8,008)		7,598
WARRANTS 0.0%
Evgo Inc. (a)	23	12
Hippo Holdings Inc. (a)	20	—
Innovid Corporation (a)	8	1
Latch, Inc. (a) (e)	53	—
Offerpad Solutions Inc. (a)	35	—
Palladyne AI Corp. (a)	121	91
Total Warrants (cost $453)		104
SHORT TERM INVESTMENTS 11.2%
Investment Companies 9.6%
JNL Government Money Market Fund - Class I, 4.36% (s) (t)	251,956	251,956
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 4.46% (s) (t)	37,793	37,793
Treasury Securities 0.1%
Presidencia da Republica
12.98%, 01/01/26, BRL	5,241	734
The Arab Republic of Egypt
29.77%, 02/18/25, EGP	28,675	542
29.35%, 03/18/25, EGP	58,750	1,087
		2,363
Total Short Term Investments (cost $292,118)		292,112
Total Investments 99.5% (cost $2,453,037)		2,604,168
Total Purchased Options 0.2% (cost $12,810)		6,160
Other Derivative Instruments (0.6)%		(15,103)
Other Assets and Liabilities, Net 0.9%		20,889
Total Net Assets 100.0%		2,616,114

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was on loan as of December 31, 2024.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $114,822 and 4.4% of the Fund.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(l) Convertible security.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

Summary of Investments by Country^	Total Long Term Investments
United States of America	65.2%
United Kingdom	6.0
Japan	3.6
France	3.5
Italy	2.0
Netherlands	1.8
Germany	1.7
Canada	1.6
Switzerland	1.4
Taiwan	1.3
China	1.3
Ireland	1.2
Spain	1.0
Denmark	0.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Summary of Investments by Country^	Total Long Term Investments
Brazil	0.7
Mexico	0.7
Multi-National	0.5
South Africa	0.5
Indonesia	0.4
Colombia	0.4
Sweden	0.4
Hong Kong	0.4
Poland	0.4
Australia	0.3
South Korea	0.3
Jersey	0.2
Czech Republic	0.2
Thailand	0.2
Belgium	0.2
India	0.2
Norway	0.1
Turkey	0.1
Israel	0.1
Luxembourg	0.1
Malaysia	0.1
Finland	0.1
Cayman Islands	0.1
Egypt	0.1
Argentina	0.1
Saudi Arabia	0.1
Peru	0.1
Hungary	0.1
Macau	0.1
Dominican Republic	0.1
United Arab Emirates	0.1
Austria	0.1
Gibraltar	—
Chile	—
Zambia	—
Greece	—
Portugal	—
Kazakhstan	—
Panama	—
Guatemala	—
Philippines	—
Uruguay	—
Ukraine	—
Singapore	—
Costa Rica	—
Jordan	—
Malta	—
Nigeria	—
Morocco	—
Bahrain	—
Cote D'Ivoire	—
Kuwait	—
Senegal	—
Romania	—
Macedonia	—
Uzbekistan	—
Montenegro	—
Cambodia	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	3,017	—	—	81	—	62	3,079	0.1
iShares Biotechnology ETF	—	2,862	—	5	—	(218)	2,644	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Broad USD High Yield Corporate Bond ETF	—	10,197	7,202	128	31	(28)	2,998	0.1
iShares Core S&P Small Cap ETF	—	1,436	—	20	—	(13)	1,423	0.1
iShares iBoxx $ High Yield Corporate Bond ETF	—	28,846	25,337	82	(98)	(19)	3,392	0.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,027	—	2,066	58	67	(28)	—	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,672	—	1,745	63	78	(5)	—	—
iShares Latin America 40 ETF	1,690	—	571	70	(36)	(353)	730	—
iShares MSCI Brazil ETF	2,365	—	763	106	(156)	(532)	914	—
iShares MSCI China ETF	3,434	—	—	91	—	516	3,950	0.2
iShares MSCI Emerging Markets ETF	340	—	—	9	—	14	354	—
iShares Russell Mid-Cap Growth ETF	816	—	414	3	41	52	495	—
JNL Government Money Market Fund, 4.36% - Class I	396,999	970,895	1,115,938	16,082	—	—	251,956	9.6
JNL Government Money Market Fund, 4.46% - Class SL	36,174	530,254	528,635	988	—	—	37,793	1.5
	448,534	1,544,490	1,682,671	17,786	(73)	(552)	309,728	11.8

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	06/04/24	298	294	—
AA Bond Co Limited, 6.50%, 01/31/26	04/23/24	1,167	1,172	0.1
AB Carval Euro CLO II-C Designated Activity Company, Series D-2X, 6.66%, 02/15/37	07/05/24	412	395	—
ABN AMRO Bank N.V.	11/14/23	141	160	—
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	09/02/24	221	213	—
ADLER Real Estate Service GmbH, 3.00%, 04/27/26	09/19/24	321	296	—
Adyen N.V.	12/17/24	412	400	—
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana	10/22/24	82	88	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	02/08/24	2,182	2,210	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	03/19/24	729	707	0.1
Altice France, 3.38%, 01/15/28	10/24/24	116	108	—
Altice France, 4.13%, 01/15/29	10/21/24	97	92	—
Altice France, 4.25%, 10/15/29	10/22/24	96	91	—
Amadeus IT Holding, S.A.	03/21/24	113	124	—
Amber FinCo PLC, 6.63%, 07/15/29	07/04/24	488	494	—
Amgen Inc., 5.50%, 12/07/26	09/13/22	117	127	—
AMS-Osram AG, 2.13%, 11/03/27	11/14/23	969	878	0.1
Anheuser-Busch InBev, 4.00%, 09/24/25	09/07/22	115	124	—
Apcoa Group GmbH, 7.37%, 04/15/31	09/25/24	293	273	—
Arbour CLO VI Designated Activity Company, Series DR-6X, 6.37%, 11/15/37	09/20/24	491	456	—
Ardagh Packaging Finance Public Limited Company, 2.13%, 08/15/26	12/10/24	354	343	—
Arini European CLO IV Designated Activity Company, Series D-4X, 6.38%, 01/15/38	10/24/24	682	652	—
Aroundtown SA, 7.13% (callable at 100, 01/16/30)	07/24/24	349	405	—
Aston Martin Capital Holdings Limited, 10.38%, 03/31/29	07/09/24	796	751	0.1
AT&T Inc., 5.50%, 03/15/27	09/07/22	175	190	—
Atlantica Sustainable Infrastructure Limited, 5.63%, 02/15/32	10/23/24	327	327	—
Atos SE, 0.00%, 12/31/24	06/06/24	29	5	—
Atos SE, 0.00%, 05/07/25	06/06/24	61	10	—
Atos SE, 0.00%, 11/07/28	06/10/24	62	10	—
Atos SE, 0.00%, 11/12/29	06/06/24	90	13	—
Avoca CLO XVIII Designated Activity Company, Series DR-18X, 0.00%, 04/15/38	12/13/24	262	259	—
Avoca Static CLO I Designated Activity Company, Series DR-1X, 5.90%, 01/15/35	11/04/24	239	228	—
Banca Monte dei Paschi di Siena S.p.A., 7.71%, 01/18/28	07/24/24	231	227	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.88% (callable at 100, 12/13/30)	06/04/24	435	434	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.38% (callable at 100, 06/21/28)	07/25/24	231	228	—
Banco de Credito Social Cooperativo, S.A., 4.13%, 09/03/30	08/27/24	111	106	—
Banco Santander, S.A., 3.13%, 10/06/26	09/14/22	560	616	—
Bank of America Corporation, 1.95%, 10/27/26	04/20/23	592	571	—
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	07/30/24	464	448	—
Bankinter Sociedad Anonima, 7.38% (callable at 100, 08/15/28)	07/24/24	225	219	—
Barclays PLC, 3.00%, 05/08/26	09/12/22	113	122	—
Barclays PLC, 3.25%, 02/12/27	09/12/22	112	121	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bayer Aktiengesellschaft, 5.38%, 03/25/82	07/30/24	104	101	—
Bayer Aktiengesellschaft, 6.63%, 09/25/83	07/24/24	221	214	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	01/18/24	309	317	—
Bellis Finco PLC, 4.00%, 02/16/27	09/28/23	1,112	1,175	0.1
Belron UK Finance PLC, 4.63%, 10/15/29	10/02/24	449	431	—
Bertrand Franchise Finance, 6.96%, 07/18/30	05/30/24	507	482	—
BG Energy Capital PLC, 5.13%, 12/01/25	09/07/22	309	334	—
BNP Paribas, 3.38%, 01/23/26	09/07/22	113	123	—
BNP Paribas, 1.88%, 12/14/27	09/07/22	105	114	—
Boels Topholding B.V., 6.25%, 02/15/29	03/12/24	1,068	1,026	0.1
Boparan Finance PLC, 9.38%, 11/07/29	10/31/24	1,034	966	0.1
BP Capital Markets P.L.C., 2.52%, 04/07/28	05/24/23	727	717	0.1
Bper Banca S.P.A., 6.50% (callable at 100, 03/20/30)	11/13/24	211	212	—
Bracken Midco1 PLC, 6.75%, 11/01/27	12/03/24	228	224	—
Bubbles BidCo S.p.A., 6.50%, 09/30/31	09/18/24	403	377	—
Bubbles BidCo S.p.A., 7.53%, 09/30/31	09/18/24	392	366	—
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	07/24/24	430	425	—
Capital Four CLO VIII Designated Activity Company, Series D-8X, 6.31%, 10/25/37	09/20/24	580	539	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	202	200	—
Cellnex Telecom, S.A.	10/22/20	10,715	8,397	0.3
Cellnex Telecom, S.A., 0.75%, 11/20/31	03/12/24	1,231	1,180	0.1
Centrica PLC, 6.50%, 05/21/55	05/14/24	189	190	—
China Tower Corporation Limited - Class H	10/29/24	252	270	—
Cidron Aida Finco SARL, 6.25%, 04/01/28	07/09/24	667	661	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 4.78%, 04/15/33	07/07/20	112	104	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	03/14/24	728	697	0.1
Citigroup Inc., 1.25%, 07/06/26	05/09/23	590	569	—
CK Hutchison Group Telecom Finance S.A., 2.63%, 10/17/34	02/21/24	256	252	—
Commerzbank Aktiengesellschaft, 4.25% (callable at 100, 10/09/27)	07/23/24	194	195	—
Commerzbank Aktiengesellschaft, 6.50% (callable at 100, 10/09/29)	05/15/24	647	642	—
Commerzbank Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	06/25/24	429	454	—
Constellium SE, 5.38%, 08/15/32	07/25/24	382	369	—
Contego CLO VII Designated Activity Company, Series DR-7X, 0.00%, 01/23/38	12/11/24	451	445	—
Contego CLO XI Designated Activity Company, Series DR-11X, 5.93%, 11/20/38	10/29/24	346	331	—
Cooperatieve Rabobank U.A., 1.88%, 07/12/28	09/12/22	107	116	—
Corporacion Financiera de Desarrollo S.A., 4.75%, 07/15/25	12/09/22	342	342	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	03/12/24	564	539	—
Dell Bank International Designated Activity Company, 0.50%, 10/27/26	05/25/23	300	298	—
Deuce Finco PLC, 5.50%, 06/15/27	11/08/23	1,519	1,584	0.1
Deutsche Bank Aktiengesellschaft, 4.50% (callable at 100, 11/30/26)	05/16/24	391	392	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	12/15/22	259	259	—
Duomo Bidco S.P.A., 7.30%, 07/15/31	07/03/24	476	460	—
Dynamo NewCo II GmbH, 6.25%, 10/15/31	09/25/24	206	198	—
Edge Finco PLC, 8.13%, 08/15/31	10/03/24	786	767	0.1
EDP, S.A., 4.63%, 09/16/54	09/09/24	439	422	—
Electricite de France, 3.38% (callable at 100, 06/15/30)	07/26/24	194	193	—
Electricite de France, 5.13% (callable at 100, 09/17/29)	09/10/24	219	211	—
Electricite de France, 5.63% (callable at 100, 06/17/32)	09/10/24	221	214	—
Electricite de France, 6.00% (callable at 100, 01/29/26)	07/24/24	255	249	—
Electricite de France, 7.38% (callable at 100, 06/17/35)	09/10/24	262	254	—
EQUATE Petrochemical, 4.25%, 11/03/26	12/09/22	197	196	—
Eutelsat SA, 2.25%, 07/13/27	12/18/24	170	174	—
Eutelsat SA, 1.50%, 10/13/28	12/17/24	149	153	—
Evolution AB (publ)	06/12/24	1,201	938	0.1
F.I.S. - Fabbrica Italiana Sintetici S.p.A., 5.63%, 08/01/27	07/09/24	563	548	—
Fastighets AB Balder, 1.13%, 01/29/27	07/24/24	239	234	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/23/24	349	338	—
Fiber Midco S.p.A., 10.00%, 06/15/29	05/09/24	309	308	—
Fidelity National Information Services, Inc., 1.50%, 05/21/27	04/18/23	600	582	—
Forvia, 2.75%, 02/15/27	01/27/23	1,963	1,919	0.1
Fressnapf Holding SE, 5.25%, 10/31/31	10/23/24	387	384	—
FWD Group Investments Limited, 8.40%, 04/05/29	03/21/24	2,094	2,209	0.1
General Motors Financial Company, Inc., 4.30%, 02/15/29	04/23/24	408	402	—
Global Switch Finance B.V., 1.38%, 10/07/30	07/24/24	472	464	—
Goldman Sachs Group, Inc., The, 0.25%, 01/26/28	04/21/23	619	609	—
Goldman Sachs Group, Inc., The, 0.88%, 05/09/29	01/18/24	564	555	—
Goodyear Europe B.V., 2.75%, 08/15/28	07/25/24	138	135	—
Grand Round, Inc.	03/31/15	1,774	483	—
Haidilao International Holding Ltd.	12/07/23	417	483	—
Harvest CLO XXXII Designated Activity Company, Series D-32X, 6.33%, 07/27/37	05/31/24	349	338	—
Heathrow Finance PLC, 6.63%, 03/01/31	10/03/24	547	521	—
Heimstaden Bostad AB, 0.63%, 07/24/25	03/11/24	510	490	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Heimstaden Bostad AB, 1.38%, 03/03/27	03/13/24	475	476	—
Henley CLO XII Designated Activity Company, Series D-12X, 5.88%, 01/15/38	10/22/24	345	331	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 3.95%, 11/14/32	07/10/20	96	88	—
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	07/23/24	466	461	—
I&M Holdings Limited, 2.38%, 01/15/27	07/24/24	103	100	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	11/21/23	742	714	0.1
Iliad Holding, 5.63%, 10/15/28	11/28/23	2,048	2,005	0.1
Immobiliare Grande Distribuzione Societa' Di Investimento Immobiliare Quotata SPA, 6.25%, 05/17/27	01/17/24	962	969	0.1
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	03/05/24	382	372	—
INEOS Quattro Finance 2 plc, 6.75%, 04/15/30	10/02/24	294	285	—
Informa Jersey Limited, 3.13%, 07/05/26	09/07/22	112	121	—
ING Groep N.V., 7.25% (callable at 100, 11/16/34)	09/05/24	450	452	—
ING Groep N.V., 3.00%, 02/18/26	09/07/22	113	122	—
Intesa Sanpaolo SPA, 8.51%, 09/20/32	12/19/24	335	334	—
Intrum AB, 3.00%, 09/15/27	05/28/24	385	402	—
Irca S.P.A., 6.63%, 12/15/29	11/27/24	316	313	—
Ireland, Government of, 2.60%, 10/18/34	06/28/24	3,182	3,156	0.1
Jawbone Inc.	01/25/17	—	—	—
Joint Stock Company Kaspi.Kz	06/14/24	276	199	—
JPMorgan Chase & Co., 0.99%, 04/28/26	09/07/22	387	426	—
JPMorgan Chase & Co., 1.09%, 03/11/27	05/18/23	594	586	—
JPMorgan Chase & Co., 3.67%, 06/06/28	11/13/24	531	520	—
Jubilee CLO 2024-XXIX Designated Activity Company, Series 2024-D-29X, 6.21%, 01/15/39	09/27/24	603	559	—
Kaixo Bondco Telecom SA., 5.13%, 09/30/29	06/12/24	288	287	—
KBC Groep, 1.25%, 09/21/27	09/07/22	107	117	—
Kleopatra Finco S.a r.l., 4.25%, 03/01/26	07/29/24	472	441	—
Kondor Finance PLC, 7.13%, 07/19/26	05/21/24	112	98	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	09/08/22	112	123	—
Kumba Iron Ore Ltd	04/05/22	258	162	—
Lion/Polaris Lux 4 S.A., 6.95%, 07/01/29	06/26/24	492	476	—
Lookout, Inc. - Series F	09/19/14	3,242	536	—
Lookout, Inc.	03/04/15	237	20	—
Lottomatica S.p.A., 5.38%, 06/01/30	05/14/24	148	147	—
Lottomatica S.p.A., 6.19%, 06/01/31	05/14/24	224	217	—
Loxama, 5.75%, 07/15/27	03/12/24	700	662	—
Loxama, 6.38%, 05/31/29	03/12/24	1,072	1,033	0.1
Lune Holdings S.a r.l., 5.63%, 11/15/28	08/08/24	179	162	—
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag, 6.00%, 05/16/29	11/08/23	256	268	—
Majid Al Futtaim Holding LLC, 6.38% (callable at 100, 12/20/25)	12/09/22	194	199	—
Market Bidco Finco PLC, 4.75%, 11/04/27	02/09/24	400	388	—
Market Bidco Finco PLC, 5.50%, 11/04/27	12/08/23	969	992	0.1
Marks and Spencer Group P.L.C., 3.75%, 05/19/26	02/23/23	1,223	1,308	0.1
Matterhorn Telecom S.A., 3.13%, 09/15/26	09/05/23	2,052	2,021	0.1
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	09/25/24	302	298	—
MONETA Money Bank, a.s.	05/20/24	66	75	—
Motion Finco S.a r.l., 7.38%, 06/15/30	07/09/24	328	309	—
National Bank of Greece SA, 5.88%, 06/28/35	07/24/24	409	404	—
National Grid PLC, 0.16%, 01/20/28	05/24/23	758	749	0.1
Nationwide Building Society, 5.75% (callable at 100, 06/20/27)	07/25/24	264	261	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	09/09/24	359	345	—
NatWest Group PLC, 3.13%, 03/28/27	09/07/22	111	122	—
Netflix, Inc., 3.63%, 05/15/27	05/09/23	1,134	1,108	0.1
Nexi Spa, 0.00%, 02/24/28	07/24/24	283	275	—
Nobian Finance B.V., 3.63%, 07/15/26	03/13/24	453	433	—
Nongfu Spring Co., Ltd. - Class H	03/26/24	738	726	0.1
Palmer Square European Loan Funding 2024-2 Designated Activity Company, Series 2024-D-2X, 6.01%, 05/15/34	07/16/24	414	393	—
Palmer Square European Loan Funding 2024-3 Designated Activity Company, Series 2024-D-3X, 5.93%, 05/15/34	10/17/24	346	331	—
Paprec Holding, 7.25%, 11/17/29	07/11/24	775	751	0.1
PCF GmbH, 4.75%, 04/15/26	07/24/24	303	264	—
PCF GmbH, 7.93%, 04/15/26	07/24/24	191	164	—
Penta CLO 17 Designated Activity Company, Series 2024-D-17X, 6.71%, 08/15/38	06/14/24	375	363	—
Picard Groupe, 6.38%, 07/01/29	06/26/24	271	273	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	10/03/24	380	362	—
Presidence de la Republique de Cote d'Ivoire, 6.38%, 03/03/28	12/12/22	198	198	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/22	321	322	—
PrestigeBidCo GmbH, 6.93%, 07/01/29	06/19/24	213	208	—
Providus CLO II Designated Activity Company, Series DRR-2X, 6.38%, 10/15/38	09/19/24	386	359	—
PT Freeport Indonesia, 4.76%, 04/14/27	12/09/22	343	344	—
PT Pertamina (Persero), 3.65%, 07/30/29	12/09/22	345	339	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Punch Finance PLC, 6.13%, 06/30/26	11/21/23	2,419	2,488	0.1
Q-Park Holding I B.V., 5.13%, 02/15/30	06/20/24	727	716	0.1
Quintis Limited	11/03/17	1,905	—	—
REI Agro Limited, 0.00%, 01/01/00	08/26/11	606	—	—
Rekeep S.p.A., 7.25%, 02/01/26	02/07/24	167	158	—
Romania, Government of, 2.50%, 02/08/30	12/09/22	90	93	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	47	48	—
Rossini S.a r.l., 6.75%, 12/31/29	07/11/24	233	234	—
Rossini S.a r.l., 7.22%, 12/31/29	07/11/24	331	320	—
Samarco Mineracao S/A, 9.00%, 06/30/31	02/13/24	30	31	—
Sandor-Palota, 5.38%, 09/12/33	01/25/24	51	50	—
Santander UK Group Holdings PLC, 3.63%, 01/14/26	09/07/22	113	123	—
Saudi Arabia, Kingdom of, 4.50%, 04/17/30	12/09/22	401	387	—
Senegal, Government of, 6.25%, 05/23/33	12/09/22	178	162	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	05/23/23	162	184	—
Sigma Holdco B.V., 5.75%, 05/15/26	08/03/23	346	346	—
SoftBank Group Corp, 5.38%, 01/08/29	06/27/24	944	944	0.1
SoftBank Group Corp, 5.75%, 07/08/32	06/27/24	825	840	0.1
Swedbank AB, 1.38%, 12/08/27	09/07/22	106	117	—
Takeda Pharmaceutical Co Ltd, 2.25%, 11/21/26	08/09/23	578	556	—
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29	10/30/24	394	386	—
Tele Columbus AG, 0.00%, 03/19/29	03/21/24	570	574	—
Telefonica Emisiones SA, 5.38%, 02/02/26	09/07/22	309	335	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	08/02/23	326	328	—
Teva Pharmaceutical Finance Netherlands II B.V., 3.75%, 05/09/27	07/27/23	668	675	—
Thames Water Utilities Finance PLC, 4.00%, 06/19/25	04/16/24	980	836	0.1
The Arab Republic of Egypt, 5.63%, 04/16/30	05/03/24	95	96	—
The Hashemite Kingdom of Jordan, The Government of, 4.95%, 07/07/25	04/06/23	308	305	—
The Republic of Indonesia, The Government of, 7.13%, 06/15/38	03/30/23	4,158	3,892	0.2
The Unique Pub Finance Company PLC, 6.46%, 03/30/32	02/12/24	429	425	—
Tikehau CLO XII Designated Activity Company, Series D-12X, 6.72%, 10/20/38	06/27/24	610	592	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	01/30/24	585	573	—
Toronto-Dominion Bank, The, 2.88%, 04/05/27	09/07/22	111	119	—
TotalEnergies Capital International, 1.66%, 07/22/26	09/07/22	112	120	—
TUI Cruises GmbH, 5.00%, 05/15/30	11/19/24	170	168	—
UnipolSai Assicurazioni S.p.A., 4.90%, 05/23/34	05/16/24	217	215	—
United Group B.V., 6.50%, 10/31/31	10/09/24	170	163	—
Verisure Holding AB, 3.25%, 02/15/27	01/23/23	496	495	—
Verisure Midholding AB, 5.25%, 02/15/29	01/25/23	854	885	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	02/13/23	1,695	1,675	0.1
VFU Funding PLC, 6.20%, 02/11/25	06/21/23	209	200	—
Victory Street CLO I Designated Activity Company, Series D-1X, 6.32%, 01/15/38	11/04/24	522	497	—
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	09/28/23	792	858	0.1
Virgin Media Secured Finance PLC, 4.13%, 08/15/30	01/16/24	1,062	1,025	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/03/23	1,788	1,781	0.1
Vlada Crne Gore, 2.88%, 12/16/27	03/15/24	107	104	—
Vlada NA Republika Severna Makedonija, 6.96%, 03/13/27	11/03/23	125	124	—
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	01/11/24	736	698	0.1
Vodafone Group Public Limited Company, 8.00%, 08/30/86	03/12/24	1,301	1,286	0.1
Volkswagen International Finance N.V., 4.25%, 10/09/25	09/07/22	115	124	—
VZ Vendor Financing II B.V., 2.88%, 01/15/29	03/12/24	934	900	0.1
Wells Fargo & Company, 1.38%, 10/26/26	04/20/23	605	583	—
Wells Fargo & Company, 1.50%, 05/24/27	05/25/23	887	881	0.1
Wells Fargo & Company, 0.63%, 03/25/30	11/13/24	539	527	—
Wizz Air Holdings PLC	04/03/24	163	102	—
Worldline, 0.00%, 07/30/26	05/23/24	605	592	—
Xiaomi Corporation	10/08/24	281	405	—
Zalando SE	09/19/24	99	105	—
Zegona Finance PLC, 6.75%, 07/15/29	07/10/24	630	631	—
Ziggo Bond Company B.V., 6.13%, 11/15/32	10/01/24	429	403	—
		133,057	121,951	4.7

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	760	March 2025	AUD	86,973	384	(753)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Euro BOBL	1,005	March 2025	EUR	120,003	—	(1,628)
Euro Bund	649	March 2025	EUR	88,313	—	(1,789)
Euro OAT	124	March 2025	EUR	15,613	—	(324)
Euro Schatz	108	March 2025	EUR	11,604	—	(52)
FTSE 100 Index	2	March 2025	GBP	165	1	(1)
Italy Government BTP Bond	41	March 2025	EUR	5,019	—	(104)
Long Gilt	89	March 2025	GBP	8,461	29	(300)
MSCI Emerging Markets Index	45	March 2025		2,508	(7)	(92)
NIFTY 50 Index	260	January 2025		12,441	(35)	(80)
Nikkei 225 Index	198	March 2025	JPY	7,758,708	—	899
Russell 2000 Index	112	March 2025		13,296	12	(697)
S&P 500 Index	98	March 2025		29,304	(113)	(219)
S&P/TSX 60 Index	6	March 2025	CAD	1,827	6	(31)
STOXX Banks Index	319	March 2025	EUR	2,356	—	(34)
United States 5 Year Note	1,070	April 2025		114,356	(100)	(610)
United States Long Bond	184	March 2025		21,445	(46)	(498)
United States Ultra Bond	225	March 2025		27,500	(98)	(747)
					33	(7,060)
Short Contracts
Euro Buxl 30 Year Bond	(15)	March 2025	EUR	(2,120)	—	135
Euro STOXX 50 Price Index	(54)	March 2025	EUR	(2,683)	—	49
Japan 10 Year Bond	(15)	March 2025	JPY	(2,134,195)	—	36
NASDAQ 100 Stock Index	(190)	March 2025		(83,943)	721	3,282
United States 10 Year Note	(1,371)	March 2025		(150,617)	300	1,520
United States 10 Year Ultra Bond	(2,398)	March 2025		(270,569)	600	3,642
United States 2 Year Note	(416)	April 2025		(85,464)	6	(69)
					1,627	8,595

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.97	(M)	12/14/29	MXN	19,577	9	18
28-Day MEXIBOR (M)	Paying	9.79	(M)	02/04/25	MXN	228,099	—	(10)
28-Day MEXIBOR (M)	Paying	9.80	(M)	02/04/25	MXN	228,099	—	(10)
28-Day MEXIBOR (M)	Paying	9.26	(M)	11/18/26	MXN	390,996	(84)	(61)
28-Day MEXIBOR (M)	Paying	9.04	(M)	11/14/29	MXN	146,413	(70)	(112)
3M JIBAR (Q)	Receiving	8.02	(Q)	03/26/26	ZAR	65,434	1	(23)
3M JIBAR (Q)	Receiving	8.15	(Q)	05/07/26	ZAR	95,233	3	(39)
3M JIBAR (Q)	Receiving	6.92	(Q)	09/23/26	ZAR	15,207	—	3
3M JIBAR (Q)	Receiving	7.25	(Q)	03/19/27	ZAR	36,912	1	3
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	(1)	214
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	—	107
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	—	109
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	(47)	2,386
6M EURIBOR (S)	Paying	3.00	(S)	03/05/29	EUR	23,857	95	802
6M EURIBOR (S)	Paying	2.90	(A)	04/30/29	EUR	26,623	62	787
6M EURIBOR (S)	Paying	2.87	(A)	06/11/29	EUR	19,266	33	558
6M PRIBOR (S)	Paying	3.59	(A)	03/19/28	CZK	29,127	—	(1)
6M PRIBOR (S)	Paying	3.62	(A)	03/19/28	CZK	34,193	—	1
6M WIBOR (S)	Receiving	5.16	(S)	09/19/26	PLN	8,999	(4)	—
6M WIBOR (S)	Receiving	5.24	(S)	09/19/26	PLN	14,998	(7)	(4)
6M WIBOR (S)	Paying	4.88	(A)	03/19/30	PLN	2,929	1	(3)
6M WIBOR (S)	Paying	4.94	(A)	03/19/30	PLN	4,882	1	(1)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.28	(A)	03/09/26	JPY	4,330,863	(4)	83
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/06/54	JPY	440,458	33	(254)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/11/54	JPY	440,458	33	(253)
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	11	49
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	3	95
MIBOR (S)	Paying	6.34	(S)	03/20/27	INR	1,776,593	5	34
MIBOR (S)	Paying	6.26	(S)	03/20/29	INR	507,894	3	10
MIBOR (S)	Paying	6.30	(S)	03/20/29	INR	620,759	4	23
MIBOR (S)	Paying	6.34	(S)	03/20/34	INR	326,766	5	30
MIBOR (S)	Paying	6.35	(S)	03/20/34	INR	326,766	5	32
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	147	(1,103)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	21	296
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/17/28	GBP	9,358	21	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/21/28	GBP	9,372	21	11
Sterling Overnight Index Average Rate (A)	Paying	4.10	(A)	11/07/54	GBP	7,500	40	(209)
U.S. SOFR (A)	Receiving	3.45	(A)	01/26/28		36,886	7	374
U.S. SOFR (A)	Receiving	3.27	(A)	02/05/28		37,186	8	498
U.S. SOFR (A)	Receiving	3.46	(A)	12/15/36		7,381	8	358
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	2	(44)
U.S. SOFR (A)	Receiving	3.65	(A)	11/03/53		8,127	3	422
U.S. SOFR (A)	Receiving	3.65	(A)	11/02/54		74,211	14	3,649
U.S. SOFR (A)	Paying	4.93	(A)	04/26/26		172,694	(2)	1,687
U.S. SOFR (A)	Paying	4.50	(A)	05/08/26		38,002	—	174
U.S. SOFR (A)	Paying	4.35	(A)	07/22/26		16,524	—	55
U.S. SOFR (A)	Paying	4.00	(A)	10/28/26		59,862	(1)	(106)
U.S. SOFR (A)	Paying	4.73	(A)	04/26/27		206,451	(16)	2,800
U.S. SOFR (A)	Paying	4.10	(A)	05/30/27		45,464	(6)	67
U.S. SOFR (A)	Paying	4.15	(A)	05/30/27		45,464	(6)	110
U.S. SOFR (A)	Paying	4.20	(A)	10/23/27		15,436	(2)	56
U.S. SOFR (A)	Paying	4.00	(A)	01/26/28		36,886	(7)	(4)
U.S. SOFR (A)	Paying	4.50	(A)	04/26/29		265,430	(132)	4,381
U.S. SOFR (A)	Paying	4.00	(A)	05/06/29		37,974	(19)	(83)
U.S. SOFR (A)	Paying	3.66	(A)	10/10/29		18,554	(10)	(314)
U.S. SOFR (A)	Paying	4.35	(A)	04/26/34		203,666	(254)	3,962
U.S. SOFR (A)	Paying	3.66	(A)	10/10/34		12,495	(16)	(422)
U.S. SOFR (A)	Paying	3.67	(A)	12/26/34		21,606	(27)	(725)
U.S. SOFR (A)	Paying	4.07	(A)	04/26/54		8,103	(2)	137
							(117)	20,610

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(92)	—	186
CDX.NA.HY.41.V2 (Q)	N/A	5.00	12/20/28	936	(74)	(1)	(69)
CDX.NA.HY.43 (Q)	N/A	5.00	12/20/29	60	(5)	—	(1)
CDX.NA.IG.43 (Q)	N/A	1.00	12/20/29	5,472	(122)	1	1
					(293)	—	117
Credit default swap agreements - sell protection
CDX.NA.HY.39.V4 (Q)	2.21	5.00	12/20/27	(3,189)	240	2	238
CDX.NA.HY.41.V2 (Q)	2.69	5.00	12/20/28	(6,116)	485	4	261
CDX.NA.IG.39 (Q)	0.31	1.00	12/20/27	(2,318)	45	—	41
ITRAXX.EUR.XO.42 (Q)	3.12	5.00	12/20/29	(1,462)	119	(4)	(3)
					889	2	537

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Futures Options
United States 5 Year Note Future, Mar. 2025	Call	107.00	01/24/25	28	2,996	6

Options on Securities
Adobe Inc.	Call	475.00	02/21/25	48	2,280	34
Advanced Micro Devices, Inc.	Call	150.00	02/21/25	162	2,430	27
Alphabet Inc.	Call	200.00	01/17/25	812	16,240	96
Amazon.com, Inc.	Call	230.00	01/17/25	650	14,950	94
Apple Inc.	Call	250.00	02/21/25	673	16,825	643
Bank of America Corporation	Call	49.00	01/17/25	306	1,499	2
Broadcom Inc.	Put	172.00	01/17/25	203	3,492	2
Capital One Financial Corporation	Call	170.00	01/17/25	163	2,771	171
Carrier Global Corporation	Call	77.50	01/17/25	162	1,256	1
Costco Wholesale Corporation	Call	1,020.00	01/17/25	48	4,896	1
Datadog, Inc.	Put	155.00	02/21/25	336	5,208	535
Dell Technologies Inc.	Call	145.00	01/17/25	310	4,495	1
DK Crown Holdings Inc.	Call	44.00	02/21/25	457	2,011	33
EQT Corporation	Call	48.00	01/17/25	1,381	6,629	97
Fifth Third Bancorp	Call	45.00	01/17/25	365	1,643	4
Home Depot, Inc. , The	Call	445.00	01/17/25	110	4,895	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
HubSpot, Inc.	Put	720.00	01/17/25	91	6,552	314
Informatica Inc.	Call	30.00	01/17/25	47	141	1
iShares iBoxx $ High Yield Corporate Bond ETF	Put	77.00	01/17/25	366	2,818	8
iShares iBoxx $ High Yield Corporate Bond ETF	Put	74.00	02/21/25	234	1,732	3
Lowe`s Companies, Inc.	Call	300.00	01/17/25	135	4,050	—
MasterCard Incorporated	Call	540.00	01/17/25	60	3,240	14
Meta Platforms, Inc.	Call	630.00	01/17/25	202	12,726	53
Meta Platforms, Inc.	Call	620.00	01/17/25	202	12,524	83
Microsoft Corporation	Call	470.00	02/21/25	120	5,640	28
Netflix, Inc.	Call	980.00	02/21/25	58	5,684	139
Netflix, Inc.	Call	900.00	02/21/25	49	4,410	253
NVIDIA Corporation	Call	160.00	01/17/25	161	2,576	3
NVIDIA Corporation	Call	155.00	01/17/25	323	5,007	13
NVIDIA Corporation	Call	145.00	01/17/25	242	3,509	37
NVIDIA Corporation	Call	160.00	02/21/25	1,129	18,064	219
Oracle Corporation	Call	210.00	01/17/25	240	5,040	—
Paramount Global	Call	15.00	01/17/25	117	176	—
Paramount Global	Call	14.00	01/17/25	203	284	—
Paramount Global	Call	12.50	01/17/25	212	265	—
Sabre Corporation	Call	5.00	01/17/25	205	103	—
Sabre Corporation	Call	7.00	04/17/25	204	143	—
Salesforce, Inc.	Call	390.00	02/21/25	195	7,605	25
ServiceNow, Inc.	Put	940.00	02/21/25	92	8,648	139
Shell PLC	Call	67.50	01/17/25	852	5,751	9
SPDR Gold Shares	Call	260.00	01/17/25	1,451	37,726	13
SPDR Gold Shares	Call	250.00	01/17/25	526	13,150	28
SPDR Gold Shares	Call	248.00	01/31/25	572	14,186	109
SPDR Gold Shares	Call	255.00	02/21/25	809	20,630	121
SPDR S&P 500 ETF Trust	Call	612.00	01/03/25	173	10,588	—
SPDR S&P 500 ETF Trust	Call	605.00	01/17/25	438	26,499	39
SPDR S&P 500 ETF Trust	Put	598.00	01/17/25	528	31,574	715
SPDR S&P 500 ETF Trust	Put	575.00	01/17/25	792	45,540	244
SPDR S&P 500 ETF Trust	Put	580.00	01/31/25	169	9,802	110
SPDR S&P 500 ETF Trust	Put	580.00	02/21/25	116	6,728	101
Taiwan Semiconductor Manufacturing Company Limited	Call	190.00	02/21/25	202	3,838	340
Uber Technologies, Inc.	Call	77.50	01/17/25	362	2,806	1
Uber Technologies, Inc.	Call	67.50	02/21/25	714	4,820	118
United Airlines Holdings, Inc.	Call	100.00	01/17/25	610	6,100	195
Uniti Group Inc.	Call	6.00	01/17/25	175	105	1
Visa Inc.	Call	320.00	01/17/25	162	5,184	50
Walmart Inc.	Call	100.00	02/21/25	1,220	12,200	90
Walt Disney Company, The	Call	120.00	02/21/25	214	2,568	41
Western Digital Corporation	Call	85.00	01/17/25	104	884	—
						5,398

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.43, 12/20/29	BOA	Put		106.00	01/15/25	2,670,000		2,670	2
ITRAXX.EUR.XO.42, 12/20/29	BOA	Put		400.00	01/15/25	2,515,000	EUR	2,515	1
ITRAXX.EUR.XO.42, 12/20/29	JPM	Put		425.00	02/19/25	2,510,000	EUR	2,510	5
									8
Foreign Currency Options
EUR/SEK Spot Rate	JPM	Call	SEK	11.70	02/17/25	1,784,000	EUR	1,784	3
USD/CNH Spot Rate	JPM	Call	CNH	7.35	04/30/25	1,517,000		1,517	19
USD/JPY Spot Rate	BCL	Call	JPY	155.00	01/17/25	1,121,000		1,121	19
EUR/JPY Spot Rate	BCL	Put	JPY	160.00	03/13/25	2,151,000	EUR	2,151	31
EUR/USD Spot Rate	JPM	Put		1.06	01/06/25	1,130,000	EUR	1,130	27
USD/BRL Spot Rate	BCL	Put	BRL	5.70	01/06/25	1,495,000		1,495	—
									99
Index Options
NIFTY 50 Index	MSC	Call		26,000.00	03/27/25	346		8,996	29
S&P 500 Index	BCL	Put		5,750.00	03/21/25	1,140		6,555	127
S&P 500 Index	GSC	Put		5,700.00	03/21/25	1,140		6,498	125
S&P 500 Index	UBS	Put		5,780.00	03/21/25	1,140		6,589	122
									403
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
3M LIBOR, 04/22/25	CIT	Call	3.30	04/22/25	7,032,200		7,032	37
3M LIBOR, 04/29/55	DUB	Call	3.30	04/25/25	5,580,263		5,580	31
3M LIBOR, 01/27/35	GSC	Call	3.00	01/23/25	38,164,481		38,164	—
3M LIBOR, 04/25/55	GSC	Call	3.30	04/23/25	5,612,829		5,613	30
6M EURIBOR, 01/22/25	JPM	Call	8.75	01/22/25	15,891,000	ZAR	15,891	5
								103

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Adobe Inc.	Put	425.00	02/21/25	48	2,040	(38)
Advanced Micro Devices, Inc.	Call	170.00	02/21/25	162	2,754	(10)
Advanced Micro Devices, Inc.	Put	125.00	01/17/25	162	2,025	(105)
Alphabet Inc.	Call	200.00	02/21/25	147	2,940	(80)
Alphabet Inc.	Put	175.00	02/21/25	95	1,663	(29)
Amazon.com, Inc.	Call	250.00	02/21/25	484	12,100	(105)
Apple Inc.	Call	265.00	02/21/25	673	17,835	(217)
Broadcom Inc.	Call	210.00	01/17/25	203	4,263	(478)
Broadcom Inc.	Put	150.00	01/17/25	203	3,045	(1)
Carrier Global Corporation	Put	65.00	01/17/25	162	1,053	(7)
Costco Wholesale Corporation	Call	1,100.00	01/17/25	48	5,280	—
Costco Wholesale Corporation	Put	910.00	01/17/25	24	2,184	(29)
Datadog, Inc.	Put	135.00	02/21/25	336	4,536	(181)
Dell Technologies Inc.	Put	110.00	01/17/25	77	847	(12)
DK Crown Holdings Inc.	Put	37.00	02/21/25	457	1,691	(115)
EQT Corporation	Put	39.00	01/17/25	383	1,494	(2)
Freeport-McMoRan Inc.	Put	40.00	01/17/25	566	2,264	(131)
Home Depot, Inc. , The	Call	470.00	01/17/25	110	5,170	—
HubSpot, Inc.	Put	660.00	01/17/25	91	6,006	(65)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	75.00	01/17/25	183	1,373	(2)
JPMorgan Chase & Co.	Call	250.00	01/17/25	291	7,275	(48)
Lowe`s Companies, Inc.	Put	240.00	01/17/25	135	3,240	(21)
Meta Platforms, Inc.	Call	680.00	01/17/25	202	13,736	(7)
Meta Platforms, Inc.	Call	720.00	02/21/25	101	7,272	(43)
Microsoft Corporation	Put	400.00	02/21/25	120	4,800	(85)
Netflix, Inc.	Call	1,020.00	02/21/25	49	4,998	(77)
Netflix, Inc.	Put	830.00	02/21/25	58	4,814	(143)
NVIDIA Corporation	Call	185.00	01/17/25	161	2,979	—
NVIDIA Corporation	Put	125.00	01/17/25	1,129	14,113	(203)
Salesforce, Inc.	Put	320.00	02/21/25	195	6,240	(135)
ServiceNow, Inc.	Call	1,120.00	01/17/25	92	10,304	(54)
ServiceNow, Inc.	Put	800.00	02/21/25	92	7,360	(38)
SPDR Gold Shares	Put	235.00	01/17/25	807	18,965	(40)
SPDR Gold Shares	Put	225.00	01/17/25	526	11,835	(5)
SPDR Gold Shares	Put	232.00	01/31/25	286	6,635	(18)
SPDR Gold Shares	Put	238.00	02/21/25	809	19,254	(218)
SPDR S&P 500 ETF Trust	Call	625.00	01/17/25	438	27,375	(2)
Taiwan Semiconductor Manufacturing Company Limited	Call	210.00	02/21/25	202	4,242	(150)
Uber Technologies, Inc.	Call	80.00	02/21/25	451	3,608	(16)
Uber Technologies, Inc.	Put	65.00	02/21/25	263	1,710	(171)
Uber Technologies, Inc.	Put	52.50	02/21/25	714	3,749	(79)
United Airlines Holdings, Inc.	Call	115.00	01/17/25	610	7,015	(21)
Walmart Inc.	Call	110.00	02/21/25	1,220	13,420	(22)
Walt Disney Company, The	Put	100.00	02/21/25	214	2,140	(22)
Western Digital Corporation	Call	95.00	01/17/25	104	988	—
						(3,225)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.43, 12/20/29	BOA	Put		101.00	01/15/25	2,670,000		2,670	(1)

Foreign Currency Options
EUR/JPY Spot Rate	BCL	Put	JPY	154.00	03/13/25	3,227,000	EUR	3,227	(18)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
EUR/USD Spot Rate	DUB	Put		1.01	03/20/25	19,913,000	EUR	19,913	(100)
EUR/USD Spot Rate	JPM	Put		1.04	01/06/25	1,130,000	EUR	1,130	(7)
EUR/USD Spot Rate	JPM	Put		1.02	01/23/25	17,034,900	EUR	17,035	(50)
EUR/USD Spot Rate	RBC	Put		1.02	03/06/25	12,625,280	EUR	12,625	(102)
USD/BRL Spot Rate	BCL	Call	BRL	6.00	01/06/25	1,495,000		1,495	(47)
USD/CNH Spot Rate	JPM	Call	CNH	7.60	04/30/25	2,275,000		2,275	(8)
USD/TRY Spot Rate	GSC	Call	TRY	36.30	01/06/25	1,121,000		1,121	(1)
									(333)
Index Options
NIFTY 50 Index	MSC	Put		22,000.00	03/27/25	346		7,612	(35)

Interest Rate Swaptions
3M LIBOR, 04/22/25	CIT	Call		2.70	04/22/25	7,032,200		7,032	(5)
3M LIBOR, 02/20/25	DUB	Call		2.70	02/20/25	72,187,593		72,188	(2)
3M LIBOR, 04/29/55	DUB	Call		2.70	04/25/25	5,580,263		5,580	(4)
3M LIBOR, 01/28/30	GSC	Call		3.15	01/24/25	21,960,470		21,960	—
3M LIBOR, 02/10/25	GSC	Call		3.15	02/10/25	97,971,000		97,971	(1)
3M LIBOR, 02/14/25	GSC	Call		3.23	02/14/25	20,760,603		20,761	(4)
3M LIBOR, 04/25/55	GSC	Call		2.70	04/23/25	5,612,829		5,613	(4)
3M LIBOR, 04/22/25	CIT	Put		4.15	04/22/25	2,447,200		2,447	(48)
3M LIBOR, 06/24/27	CIT	Put		4.60	06/20/25	40,386,000		40,386	(65)
3M LIBOR, 01/22/27	DUB	Put		4.30	01/17/25	37,252,886		37,253	(10)
3M LIBOR, 01/21/25	DUB	Put		4.00	01/21/25	20,892,500		20,893	(113)
3M LIBOR, 02/20/25	DUB	Put		3.90	02/20/25	18,046,898		18,047	(188)
3M LIBOR, 03/24/25	DUB	Put		3.75	03/24/25	4,220,000		4,220	(133)
3M LIBOR, 04/29/55	DUB	Put		4.15	04/25/25	1,395,066		1,395	(28)
3M LIBOR, 01/02/25	GSC	Put		3.70	01/02/25	16,913,000		16,913	(514)
3M LIBOR, 01/10/25	GSC	Put		4.07	01/10/25	55,300,000		55,300	(72)
3M LIBOR, 02/14/25	GSC	Put		3.23	02/14/25	20,760,603		20,761	(755)
3M LIBOR, 04/25/55	GSC	Put		4.15	04/23/25	1,403,207		1,403	(28)
3M LIBOR, 03/25/25	JPM	Put		3.75	03/25/25	16,742,000		16,742	(529)
3M LIBOR, 06/17/27	MSC	Put		4.60	06/13/25	35,922,000		35,922	(55)
6M EURIBOR, 01/16/30	JPM	Put		4.00	01/16/25	20,892,500	GBP	20,893	(115)
6M EURIBOR, 04/22/25	JPM	Put		4.10	04/22/25	17,310,000	GBP	17,310	(160)
									(2,833)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	01/23/25	AUD	1,142	707	(38)
AUD/USD	RBS	03/19/25	AUD	66,261	41,016	(1,211)
BRL/EUR	GSC	03/19/25	EUR	(9,008)	(9,362)	(119)
BRL/USD	BCL	01/03/25	BRL	7,779	1,260	(49)
BRL/USD	BNP	01/03/25	BRL	4,570	740	(18)
BRL/USD	BNP	01/23/25	BRL	60,111	9,693	(556)
BRL/USD	CIT	02/04/25	BRL	4,468	719	(11)
CAD/USD	SGS	03/19/25	CAD	51,409	35,864	(596)
CHF/USD	SGS	03/19/25	CHF	55,111	61,238	(1,717)
CLP/USD	CIT	01/23/25	CLP	1,110,375	1,116	(9)
CLP/USD	GSC	01/23/25	CLP	2,272,756	2,285	(51)
CNY/USD	JPM	01/23/25	CNY	5,437	746	(6)
CNY/USD	UBS	01/23/25	CNY	47,733	6,550	6
CNY/USD	UBS	03/19/25	CNY	214,223	29,515	3
COP/USD	CIT	01/23/25	COP	6,720,836	1,521	5
COP/USD	SGS	01/23/25	COP	17,398,388	3,938	29
COP/USD	CIT	02/21/25	COP	7,281,000	1,642	(189)
COP/USD	HSB	02/24/25	COP	10,066,208	2,269	(158)
CZK/USD	TDB	01/23/25	CZK	84,960	3,493	(49)
DKK/USD	CIT	03/19/25	DKK	72,294	10,084	(148)
EGP/USD	SGS	01/08/25	EGP	9,471	186	(2)
EGP/USD	SGS	02/25/25	EGP	19,233	369	(2)
EUR/CHF	BCL	03/19/25	CHF	(11,744)	(13,050)	184
EUR/GBP	SCB	01/23/25	GBP	(540)	(676)	(5)
EUR/USD	UBS	01/16/25	EUR	550	570	(32)
EUR/USD	BCL	01/23/25	EUR	3,186	3,303	(43)
EUR/USD	DUB	01/23/25	EUR	358	371	(5)
EUR/USD	SCB	01/23/25	EUR	1,277	1,324	(24)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	03/19/25	EUR	7,785	8,090	(132)
EUR/USD	CBA	03/19/25	EUR	9,404	9,773	(142)
EUR/USD	RBS	03/19/25	EUR	26,969	28,028	(402)
EUR/USD	UBS	03/19/25	EUR	12,080	12,555	(57)
GBP/EUR	GSC	01/23/25	EUR	(647)	(671)	2
GBP/EUR	SGS	03/19/25	EUR	(5,396)	(5,608)	(24)
GBP/USD	HSB	01/23/25	GBP	1,400	1,752	(18)
GBP/USD	NSI	01/23/25	GBP	561	703	(8)
GBP/USD	SGS	03/19/25	GBP	10,813	13,530	(255)
HUF/USD	CIB	01/23/25	HUF	1,277,802	3,214	(55)
HUF/USD	CIT	01/23/25	HUF	292,934	737	(12)
HUF/USD	BNP	03/19/25	HUF	1,060,639	2,660	(39)
IDR/USD	BCL	01/23/25	IDR	11,862,500	736	7
IDR/USD	HSB	01/23/25	IDR	35,124,826	2,181	(19)
INR/USD	CIT	01/23/25	INR	77,576	904	(13)
JPY/EUR	DUB	03/19/25	EUR	(17,178)	(17,852)	(366)
JPY/USD	BNP	01/23/25	JPY	113,481	723	(36)
JPY/USD	BOA	01/23/25	JPY	171,947	1,095	(39)
JPY/USD	GSC	01/23/25	JPY	172,428	1,099	(29)
JPY/USD	SGS	01/23/25	JPY	112,934	719	(38)
JPY/USD	GSC	03/19/25	JPY	18,174,652	116,524	(3,974)
KRW/USD	BNP	01/23/25	KRW	539,406	367	(11)
KRW/USD	HSB	01/23/25	KRW	2,210,613	1,503	(84)
KRW/USD	BNP	03/19/25	KRW	17,501,203	11,922	(349)
MXN/EUR	GSC	03/19/25	EUR	(8,976)	(9,328)	(172)
MXN/USD	BCL	01/23/25	MXN	29,692	1,418	(32)
MXN/USD	GSC	01/23/25	MXN	30,731	1,468	(39)
MXN/USD	MSC	01/23/25	MXN	140,818	6,729	(138)
MXN/USD	CIT	03/19/25	MXN	4,265	202	(2)
MXN/USD	JPM	03/19/25	MXN	75,625	3,582	(117)
MYR/USD	BCL	01/23/25	MYR	29,255	6,548	(7)
NOK/CHF	BCL	03/19/25	CHF	(11,599)	(12,889)	103
NOK/USD	TDB	01/23/25	NOK	19,327	1,698	(48)
NZD/USD	TDB	03/19/25	NZD	2,414	1,352	(48)
PEN/USD	BCL	01/21/25	PEN	5	1	—
PEN/USD	CIT	01/21/25	PEN	2,160	575	(3)
PEN/USD	BNP	01/23/25	PEN	4,275	1,137	26
PHP/USD	HSB	01/23/25	PHP	58,857	1,016	14
PLN/EUR	TDB	01/23/25	EUR	(816)	(846)	15
PLN/USD	CIB	01/23/25	PLN	10,798	2,613	1
PLN/USD	JPM	03/19/25	PLN	18,191	4,392	(62)
SEK/USD	BCL	01/23/25	SEK	8,088	732	(4)
SEK/USD	RBC	03/19/25	SEK	96,249	8,735	(80)
SGD/USD	MSC	01/23/25	SGD	4,851	3,555	(63)
SGD/USD	TDB	03/19/25	SGD	7,160	5,259	(91)
THB/USD	BCL	01/23/25	THB	146,929	4,314	59
THB/USD	MSC	01/23/25	THB	25,127	738	8
THB/USD	NSI	01/23/25	THB	25,758	756	11
TRY/USD	CIT	01/23/25	TRY	73,255	2,029	16
TWD/USD	BNP	03/19/25	TWD	305,038	9,367	(66)
USD/BRL	BCL	01/03/25	BRL	(3,480)	(563)	—
USD/BRL	BNP	01/03/25	BRL	(2,280)	(369)	7
USD/BRL	MSC	01/03/25	BRL	(6,689)	(1,083)	45
USD/BRL	GSC	01/21/25	BRL	(71,240)	(11,492)	713
USD/BRL	BCL	02/04/25	BRL	(3,376)	(543)	8
USD/BRL	BCL	03/19/25	BRL	(24,294)	(3,881)	99
USD/BRL	JPM	04/02/25	BRL	(4,537)	(724)	9
USD/CAD	BNP	01/23/25	CAD	(1,573)	(1,096)	24
USD/CAD	CIB	01/23/25	CAD	(1,049)	(731)	20
USD/CAD	GSC	01/23/25	CAD	(1,059)	(737)	15
USD/CNY	BOA	01/23/25	CNY	(22,159)	(3,040)	24
USD/COP	BNP	01/21/25	COP	(4,036,282)	(914)	12
USD/COP	CIT	01/21/25	COP	(3,295,092)	(746)	8
USD/COP	MSC	01/21/25	COP	(36,484,223)	(8,260)	(213)
USD/COP	BCL	01/23/25	COP	(4,934,347)	(1,117)	—
USD/COP	CIT	01/23/25	COP	(11,425,660)	(2,587)	38
USD/COP	SGS	01/23/25	COP	(5,008,338)	(1,134)	4
USD/COP	MSC	02/21/25	COP	(7,281,000)	(1,642)	(8)
USD/COP	SGS	02/24/25	COP	(8,686,217)	(1,958)	(14)
USD/CZK	BCL	01/21/25	CZK	(103,519)	(4,256)	77
USD/CZK	MSC	01/23/25	CZK	(18,106)	(744)	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EGP	SGS	01/08/25	EGP	(9,471)	(186)	(1)
USD/EUR	TDB	01/16/25	EUR	(951)	(986)	55
USD/EUR	BCL	01/23/25	EUR	(1,441)	(1,494)	26
USD/EUR	BNP	01/23/25	EUR	(1,788)	(1,854)	8
USD/EUR	HSB	01/23/25	EUR	(1,741)	(1,805)	32
USD/EUR	DUB	03/19/25	EUR	(31,862)	(33,113)	476
USD/GBP	BCL	01/23/25	GBP	(1,370)	(1,715)	(1)
USD/GBP	MSC	01/23/25	GBP	(591)	(740)	5
USD/GBP	RBS	03/19/25	GBP	(25,629)	(32,067)	607
USD/HKD	BCL	03/19/25	HKD	(201,957)	(26,028)	(27)
USD/HUF	TDB	01/21/25	HUF	(305,847)	(769)	25
USD/HUF	BCL	01/23/25	HUF	(294,805)	(741)	(5)
USD/IDR	MSC	01/21/25	IDR	(62,998,615)	(3,911)	52
USD/IDR	HSB	03/19/25	IDR	(591,996)	(37)	—
USD/INR	BNP	03/19/25	INR	(44,525)	(517)	5
USD/JPY	SCB	01/23/25	JPY	(273,517)	(1,743)	2
USD/JPY	TDB	01/23/25	JPY	(35,515)	(226)	5
USD/JPY	BOA	03/19/25	JPY	(1,024,184)	(6,566)	20
USD/KRW	CIT	01/23/25	KRW	(2,152,167)	(1,463)	54
USD/MXN	BCL	01/21/25	MXN	(57,035)	(2,726)	51
USD/MXN	GSC	01/21/25	MXN	(91,720)	(4,384)	81
USD/MXN	TDB	01/21/25	MXN	(10,206)	(488)	9
USD/MXN	BCL	01/23/25	MXN	(15,741)	(752)	—
USD/MXN	CIT	01/23/25	MXN	(29,709)	(1,420)	42
USD/MYR	BCL	01/21/25	MYR	(11,517)	(2,578)	31
USD/NOK	DUB	03/19/25	NOK	(120,087)	(10,547)	218
USD/PEN	MSC	01/21/25	PEN	(2,166)	(576)	(5)
USD/PLN	BCL	01/21/25	PLN	(10,197)	(2,467)	31
USD/PLN	CIB	01/21/25	PLN	(22,142)	(5,358)	68
USD/PLN	BCL	01/23/25	PLN	(152)	(37)	—
USD/SEK	RBS	01/23/25	SEK	(15,836)	(1,433)	6
USD/SGD	HSB	01/23/25	SGD	(5,050)	(3,701)	60
USD/THB	BNP	01/21/25	THB	(112,480)	(3,302)	(64)
USD/THB	BCL	01/23/25	THB	(12,884)	(378)	(4)
USD/THB	CIT	01/23/25	THB	(25,563)	(751)	8
USD/TRY	BCL	01/08/25	TRY	(27,092)	(762)	(7)
USD/TRY	UBS	01/21/25	TRY	(21,695)	(602)	(15)
USD/TRY	BCL	01/23/25	TRY	(14,049)	(389)	(3)
USD/UYU	HSB	01/21/25	UYU	(11,304)	(258)	3
USD/ZAR	GSC	01/21/25	ZAR	(125,051)	(6,615)	268
USD/ZAR	MSC	01/21/25	ZAR	(74,202)	(3,925)	160
USD/ZAR	BOA	01/23/25	ZAR	(13,759)	(728)	24
USD/ZAR	HSB	01/23/25	ZAR	(6,862)	(363)	11
ZAR/EUR	BCL	03/19/25	EUR	(6,088)	(6,327)	(291)
ZAR/USD	BOA	01/23/25	ZAR	13,486	713	(45)
ZAR/USD	GSC	01/23/25	ZAR	14,596	772	(3)
ZAR/USD	HSB	01/23/25	ZAR	6,850	362	(16)
ZAR/USD	TDB	01/23/25	ZAR	130,852	6,920	(264)
ZAR/USD	BNP	03/19/25	ZAR	85,325	4,491	(286)
					226,081	(9,335)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	11.02	(A)	01/02/25	BRL	16,862	—	(1)
BRAZIBOR (A)	Paying	BCL	11.83	(A)	07/01/25	BRL	1,681	—	(2)
BRAZIBOR (A)	Receiving	BCL	14.18	(A)	01/02/26	BRL	11,672	—	14
BRAZIBOR (A)	Paying	BCL	14.03	(A)	01/02/29	BRL	4,819	—	(26)
BRAZIBOR (A)	Paying	BNP	10.98	(A)	01/02/25	BRL	138,469	—	1
BRAZIBOR (A)	Paying	BNP	10.98	(A)	07/01/25	BRL	24,454	—	(49)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	(2)
BRAZIBOR (A)	Paying	BNP	9.79	(A)	01/04/27	BRL	10,160	—	(155)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(314)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(417)
BRAZIBOR (A)	Receiving	BNP	11.49	(A)	01/04/27	BRL	14,960	—	144
BRAZIBOR (A)	Receiving	BNP	11.57	(A)	01/04/27	BRL	9,276	—	85
BRAZIBOR (A)	Paying	BOA	12.16	(A)	07/01/25	BRL	20,112	—	(21)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(361)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(435)
BRAZIBOR (A)	Paying	CIT	13.22	(A)	01/02/25	BRL	36,342	—	127
BRAZIBOR (A)	Receiving	CIT	12.21	(A)	01/04/27	BRL	2,280	—	18
BRAZIBOR (A)	Receiving	CIT	15.41	(A)	01/04/27	BRL	5,920	—	5
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(485)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(521)
BRAZIBOR (A)	Paying	JPM	13.18	(A)	01/02/25	BRL	69,084	—	235
BRAZIBOR (A)	Paying	JPM	13.15	(A)	01/02/25	BRL	69,119	—	229
Chilean Interbank Rate (S)	Paying	GSC	4.90	(S)	11/22/29	CLP	668,874	—	(11)
Chilean Interbank Rate (S)	Paying	GSC	4.91	(S)	11/22/29	CLP	659,067	—	(10)
Chilean Interbank Rate (S)	Paying	GSC	4.93	(S)	11/22/29	CLP	334,765	—	(5)
Colombian Interbank Rate (Q)	Receiving	BCL	7.25	(Q)	09/25/26	COP	547,224	—	2
Colombian Interbank Rate (A)	Receiving	JPM	9.81	(A)	05/10/25	COP	14,191,535	—	2
Colombian Interbank Rate (A)	Receiving	MSC	9.73	(A)	05/10/25	COP	8,891,982	—	3
								—	(1,950)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Boeing Company, The (Q)	DUB	N/A	1.00	12/20/28	1,300	(4)	(7)	3
Boeing Company, The (Q)	JPM	N/A	1.00	06/20/29	1,300	—	16	(16)
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(4)	3	(7)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	80	3	8	(5)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	50	2	4	(2)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	112	(18)	(13)	(5)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	225	(36)	(29)	(7)
Southwest Airlines Co. (Q)	CIT	N/A	1.00	12/20/29	905	(9)	(1)	(8)
Government of the Republic of Panama (Q)	CIT	N/A	1.00	12/20/29	780	37	25	12
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	68	(1)	3	(4)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	63	—	3	(3)
Paramount Global (Q)	JPM	N/A	1.00	06/20/28	310	(3)	14	(17)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	06/20/25	195	—	36	(36)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	2	20	(18)
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	3	24	(21)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	2	11	(9)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	1	16	(15)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	2	18	(16)
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(12)	16	(28)
Telecom Italia S.p.A. (Q)	GSC	N/A	1.00	12/20/29	284	11	14	(3)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,155	(23)	37	(60)
Xerox Corporation (Q)	CIT	N/A	1.00	12/20/27	80	5	9	(4)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	8	14	(6)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/28	20	3	3	—
Xerox Corporation (Q)	MSC	N/A	1.00	12/20/28	40	5	5	—
					8,307	(26)	249	(275)
Credit default swap agreements - sell protection
Forvia (Q)	GSC	3.68	5.00	12/20/29	(166)	10	12	(2)
Virgin Media Finance PLC (Q)	BOA	3.65	5.00	06/20/29	(342)	19	16	3
Virgin Media Finance PLC (Q)	GSC	3.65	5.00	06/20/29	(654)	35	26	9
Virgin Media Finance PLC (Q)	JPM	3.65	5.00	06/20/29	(312)	17	14	3
Vistra Corp. (Q)	JPM	1.09	5.00	12/20/29	(65)	11	11	—
Vistra Operations Company LLC (Q)	JPM	0.54	5.00	12/20/25	(337)	15	18	(3)
					(1,876)	107	97	10

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Air Products and Chemicals, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(5,278)	(1,549)	20
Albemarle Corporation (MT)	JPM	OBFR -0.45% (M)	TBD	(551)	(60)	13
Albemarle Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(30,407)	(2,712)	85

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
ALFA, S.A.B. de C.V. (MT)	BOA	OBFR -0.85% (M)	TBD	(92,044)	(69)	3
ALFA, S.A.B. de C.V. (MT)	JPM	OBFR -0.50% (M)	TBD	(225,352)	(177)	14
Alibaba Group Holding Limited (MT)	BOA	OBFR -0.15% (M)	TBD	(20,600)	(215)	(3)
Align Technology, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,457)	(510)	(2)
Alstom (MT)	BOA	OBFR -0.26% (M)	TBD	(49,015)	(1,112)	20
AMC Networks, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	28,632	273	10
Anhui Conch Cement Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(105,500)	(266)	(4)
Apa Corp. (MT)	BOA	OBFR -0.15% (M)	TBD	(89,231)	(1,927)	(132)
Atlantic Union Bank (MT)	JPM	OBFR -0.15% (M)	TBD	(2,320)	(98)	10
Avolta AG (MT)	BOA	OBFR -0.26% (M)	TBD	(6,533)	(263)	2
Axon Enterprise, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,403)	(1,500)	73
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(3,320)	(251)	40
Baidu, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(30,200)	(329)	8
Blackstone Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,001)	(345)	—
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)	(5)	—
BRF S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(30,760)	(146)	19
BRF S.A. (MT)	BOA	OBFR -0.44% (M)	TBD	(18,678)	(79)	2
Canadian Pacific Kansas City Limited (MT)	BOA	OBFR -0.25% (M)	TBD	(10,735)	(783)	5
Car Group Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(2,328)	(60)	8
Celanese Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(9,315)	(645)	—
Celanese Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,140)	(83)	4
Chailease Holding Company Limited (MT)	BOA	OBFR -0.35% (M)	TBD	(55,888)	(191)	(1)
Charles River Laboratories International, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,691)	(870)	4
China International Capital Corporation Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(6,000)	(12)	2
China International Capital Corporation Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(556,400)	(939)	18
China Overseas Land & Investment Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(156,500)	(250)	1
China Railway Group Limited (MT)	BOA	OBFR -0.17% (M)	TBD	(719,000)	(366)	—
China Resources Power Holdings Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(366,511)	(917)	27
China Resources Power Holdings Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(1,866)	(5)	—
Clariant AG (MT)	BOA	OBFR -0.26% (M)	TBD	(28,080)	(310)	(1)
Coca-Cola Europacific Partners PLC (MT)	BOA	OBFR -0.15% (M)	TBD	(26,788)	(2,030)	(27)
Coloplast A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(6,410)	(708)	9
Community Financial System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,206)	(149)	13
Corteva, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(37,063)	(2,110)	—
Cosan S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(235,304)	(364)	56
CRRC Corporation Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(464,000)	(281)	(18)
CSPC Pharmaceutical Group Limited (MT)	BOA	OBFR -0.15% (M)	TBD	(176,000)	(109)	1
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,610)	(130)	9
Deere & Company (MT)	BOA	OBFR -0.15% (M)	TBD	(1,534)	(663)	11
DEXUS Funds Management Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(114,493)	(502)	18
Diamondback Energy, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(10,916)	(1,704)	(83)
DiaSorin S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(4,368)	(455)	5
D'Ieteren Group (MT)	BOA	OBFR -0.26% (M)	TBD	(1,610)	(268)	1
DMG Mori Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(22,081)	(349)	(12)
Dr. Soliman Abdel Kader Fakeeh Hospital (MT)	JPM	OBFR +0.75% (M)	TBD	10,250	184	(2)
DS Smith PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(106,154)	(729)	8
Eagle Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,166	150	(16)
Enphase Energy, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(10,595)	(773)	46
Enphase Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(249)	(19)	2
Entain PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(79,483)	(687)	5
FedEx Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(4,317)	(1,161)	(62)
First Solar, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(6,925)	(1,291)	71
Fiserv, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(7,558)	(1,562)	11
Flagstar Financial, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	91,333	1,018	(168)
Former Charter Communications Parent, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(6,274)	(2,193)	44
Formosa Plastics Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(297,000)	(338)	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Fubon Financial Holding Co., Ltd. (MT)	BOA	OBFR -0.33% (M)	TBD	(152,737)	(427)	7
G&L Beijer Ref AB (MT)	BOA	OBFR -0.26% (M)	TBD	(3,467)	(52)	1
G&L Beijer Ref AB (MT)	JPM	OBFR -0.28% (M)	TBD	(19,565)	(312)	25
GE HealthCare Technologies Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(23,192)	(1,839)	27
Georg Fischer AG (MT)	BOA	OBFR -0.26% (M)	TBD	(1,965)	(149)	1
Grifols, S.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(87,724)	(839)	9
Hoshizaki Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(6,000)	(241)	2
Humana Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,835)	(725)	4
IDP Education Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(16,393)	(132)	5
Impala Platinum Holdings Limited (MT)	JPM	OBFR -0.40% (M)	TBD	(141,386)	(826)	167
Informatica Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	12,357	316	4
Innolux Corporation (MT)	BOA	OBFR -0.35% (M)	TBD	(1,055,000)	(484)	22
InPost S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(16,915)	(294)	5
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -0.81% (M)	TBD	(32,765)	(3,618)	99
JD Sports Fashion PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(493,315)	(581)	(9)
KADOKAWA Future Publishing Co., Ltd. (MT)	BOA	OBFR -0.14% (M)	TBD	(10,600)	(210)	—
Kawasaki Heavy Industries, Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(21,100)	(914)	(48)
Kenvue Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(82,746)	(1,786)	21
Kobayashi Pharmaceutical Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(9,200)	(352)	(14)
Kobe Bussan Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(18,000)	(393)	(4)
Koito Manufacturing Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(3,300)	(42)	1
Lamb Weston Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,196)	(93)	14
Lamb Weston Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(38,373)	(2,452)	(111)
Las Vegas Sands Corp. (MT)	BOA	OBFR -0.15% (M)	TBD	(22,258)	(1,150)	7
Lasertec Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(3,400)	(328)	4
LG Chem, Ltd. (MT)	BOA	OBFR -0.35% (M)	TBD	(1,359)	(336)	18
LKQ Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(19,859)	(732)	3
Localiza Rent A Car SA (MT)	JPM	OBFR -0.50% (M)	TBD	(117,805)	(650)	31
Longfor Group Holdings Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(651,500)	(852)	16
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(130,712)	(579)	61
Marfrig Global Foods S.A (MT)	BOA	OBFR -0.41% (M)	TBD	(60,260)	(163)	(31)
Marfrig Global Foods S.A (MT)	JPM	OBFR -4.25% (M)	TBD	(25,561)	(87)	5
Martin Marietta Materials, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(531)	(282)	7
MatsukiyoCocokara & Co. (MT)	BOA	OBFR -0.25% (M)	TBD	(40,500)	(570)	(22)
Mercari, Inc. (MT)	BOA	OBFR -0.25% (M)	TBD	(148,598)	(1,732)	57
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(14,234)	(181)	21
Metso Oyj (MT)	BOA	OBFR -0.26% (M)	TBD	(1,361)	(13)	—
Metso Oyj (MT)	JPM	OBFR -0.26% (M)	TBD	(12,518)	(122)	6
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(42,826)	(941)	40
Mitsubishi Heavy Industries, Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(32,300)	(459)	11
Mizuho Bank, Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(14,800)	(368)	7
Molina Healthcare, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(869)	(256)	3
MonotaRO Co., Ltd. (MT)	BOA	OBFR -0.24% (M)	TBD	(13,600)	(237)	5
Natura & Co Holding SA (MT)	BOA	OBFR -0.41% (M)	TBD	(45,201)	(96)	3
Natura & Co Holding SA (MT)	JPM	OBFR -0.40% (M)	TBD	(127,976)	(299)	36
Neste Oyj (MT)	BOA	OBFR -0.26% (M)	TBD	(53,507)	(620)	(51)
New Oriental Education & Technology Group Inc. (MT)	BOA	OBFR -0.17% (M)	TBD	(32,100)	(198)	(4)
Nexi S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(112,217)	(615)	(7)
Nippon Express Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(29,472)	(456)	1
Nissan Motor Co., Ltd. (MT)	JPM	OBFR -0.29% (M)	TBD	(72,400)	(177)	(41)
Nissan Motor Co., Ltd. (MT)	BOA	OBFR -0.22% (M)	TBD	(205,700)	(590)	(31)
Norfolk Southern Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(3,560)	(839)	4
NTT DATA Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(25,300)	(487)	6
NU Holdings Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(112,969)	(1,157)	(13)
Oji Holdings Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(39,600)	(150)	(2)
O'Reilly Automotive, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(372)	(449)	8
Orlen S A (MT)	BOA	OBFR -0.50% (M)	TBD	(56,615)	(641)	(6)
Palantir Technologies Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,827)	(228)	14
Paramount Global (MT)	JPM	OBFR +0.20% (M)	TBD	3,204	36	(2)
Parker-Hannifin Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(3,837)	(2,477)	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Pernod Ricard (MT)	BOA	OBFR -0.26% (M)	TBD	(1,712)	(191)	(1)
PICC Property and Casualty Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(454,000)	(732)	(3)
POSCO Future M Co., Ltd. (MT)	JPM	OBFR -1.23% (M)	TBD	(2,324)	(251)	31
POSCO Future M Co., Ltd. (MT)	BOA	OBFR -1.00% (M)	TBD	(1,803)	(187)	15
POSCO Holdings Inc. (MT)	JPM	OBFR -0.35% (M)	TBD	(990)	(175)	6
Postal Savings Bank of China Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(1,211,000)	(722)	(15)
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(3,584)	(119)	6
Pro Medicus Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(4,946)	(848)	86
Provident Financial Services, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,913)	(162)	13
Rakuten Bank, Ltd. (MT)	BOA	OBFR -0.12% (M)	TBD	(12,400)	(354)	7
Rakuten Group, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(99)	(1)	—
Rasan Information Technology Company (MT)	JPM	OBFR +0.75% (M)	TBD	9,461	183	34
Renault (MT)	BOA	OBFR -0.26% (M)	TBD	(16,787)	(808)	(9)
Rentokil Initial PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(226,952)	(1,122)	(15)
ROHM Co., Ltd. (MT)	JPM	OBFR -0.34% (M)	TBD	(13,300)	(126)	2
ROHM Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(44,500)	(404)	(10)
Sandoz Group AG (MT)	BOA	OBFR -0.26% (M)	TBD	(25,292)	(1,041)	5
Sanrio Company, Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(12,800)	(417)	(28)
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(3,413)	(666)	2
SATS Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(125,000)	(349)	16
Seatrium Limited (MT)	BOA	OBFR -1.50% (M)	TBD	(57,800)	(82)	(5)
Seatrium Limited (MT)	JPM	OBFR -1.25% (M)	TBD	(81,600)	(121)	(2)
SEEK Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(35,823)	(590)	93
ServisFirst Bancshares, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,904)	(180)	19
Seven & I Holdings Co., Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(90,100)	(1,390)	(26)
Shandong Gold Group Co., Ltd. (MT)	JPM	OBFR -0.43% (M)	TBD	(149,750)	(261)	19
Sharp Corporation (MT)	BOA	OBFR -1.34% (M)	TBD	(9,200)	(57)	—
Sharp Corporation (MT)	JPM	OBFR -0.47% (M)	TBD	(81,400)	(504)	—
Shimano Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,900)	(392)	(1)
Shin Kong Financial Holding Co., Ltd. (MT)	BOA	OBFR -0.35% (M)	TBD	(255,000)	(92)	1
Shinko Electric Industries Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(21,000)	(768)	10
Smurfit Westrock Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(59,254)	(3,196)	6
SPDR S&P Oil & Gas Exploration & Production ETF (MT)	JPM	OBFR -0.80% (M)	TBD	(10,054)	(1,379)	43
Square Enix Holdings Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(13,269)	(534)	20
Square Enix Holdings Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(2,105)	(84)	3
StandardAero, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(46,281)	(1,176)	30
Starbucks Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(12,160)	(1,063)	(46)
SUMCO Corporation (MT)	BOA	OBFR -0.25% (M)	TBD	(147,200)	(1,070)	(23)
Sumitomo Chemical Company, Limited (MT)	BOA	OBFR -0.25% (M)	TBD	(195,500)	(425)	(7)
Suzano SA (MT)	BOA	OBFR -0.40% (M)	TBD	(10,509)	(104)	(2)
Suzano SA (MT)	JPM	OBFR -0.59% (M)	TBD	(46,241)	(496)	21
Taisei Corporation (MT)	BOA	OBFR -0.25% (M)	TBD	(90)	(4)	—
Take-Two Interactive Software, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,988)	(547)	(2)
Talabat Holding PLC (MT)	JPM	OBFR +0.75% (M)	TBD	1,821,733	794	(101)
Tapestry, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(19,316)	(1,250)	(11)
Target Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(5,003)	(660)	(16)
Tecan Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(1,527)	(366)	28
Telecom Italia S.p.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(2,238,189)	(581)	10
Telecom Italia S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(634,309)	(160)	(2)
Teleperformance SE (MT)	BOA	OBFR -0.26% (M)	TBD	(5,197)	(434)	(13)
The Kansai Electric Power Company, Incorporated (MT)	JPM	OBFR -0.15% (M)	TBD	(30,400)	(331)	(6)
The Swatch Group AG (MT)	BOA	OBFR -0.30% (M)	TBD	(6,961)	(1,253)	(8)
Tokyo Electric Power Company Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(213,700)	(618)	(21)
Tokyo Gas Co.,Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(13,100)	(362)	(1)
Treasury Wine Estates Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(103,239)	(758)	37
U C B (MT)	BOA	OBFR -0.26% (M)	TBD	(6,647)	(1,324)	3
United International Holding Co (MT)	JPM	OBFR +0.75% (M)	TBD	342	15	1
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(30,290)	(2,487)	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Walgreens Boots Alliance, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(198,335)	(1,845)	(5)
WiseTech Global Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(16,114)	(1,352)	151
Zealand Pharma A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(5,068)	(509)	5
						1,002

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares Broad USD High Yield Corporate Bond ETF (Q)	SOFR +0.30% (Q)	BNP	03/20/25	9,971	—	2
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.55% (Q)	JPM	03/20/25	1,264	—	—
					—	2
INDEX
Citi EQ US 1W Volatility Carry Index‡ (Q)	SOFR +0.00% (Q)	BOA	12/19/25	313	—	(1)
Citi EQ US 1W Volatility Carry Index‡ (Q)	SOFR +0.00% (Q)	BOA	12/19/25	205	—	(3)
Citi EQ US 1W Volatility Carry Index‡ (Q)	Fixed Rate of +0.00% (Q)	BOA	12/19/25	1,377	—	(33)
					—	(37)
Total return swap agreements - paying return
EQUITY
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.70% (Q)	GSC	03/20/25	(5,245)	—	13
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.70% (Q)	JPM	03/20/25	(14,004)	—	34
					—	47

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,236,072	472,309	1,237	1,709,618
Corporate Bonds And Notes	—	233,810	5,391	239,201
Government And Agency Obligations	—	108,832	—	108,832
Senior Floating Rate Instruments	—	91,052	5,807	96,859
Non-U.S. Government Agency Asset-Backed Securities	—	93,838	—	93,838
Investment Companies	56,006	—	—	56,006
Preferred Stocks	3,168	4,430	—	7,598
Warrants	104	—	—	104
Short Term Investments	289,749	2,363	—	292,112
	1,585,099	1,006,634	12,435	2,604,168
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	10	—	10
Futures Contracts	9,563	—	—	9,563
Centrally Cleared Interest Rate Swap Agreements	—	24,391	—	24,391
Centrally Cleared Credit Default Swap Agreements	—	727	—	727
Exchange Traded Purchased Options	5,404	—	—	5,404
OTC Purchased Options	—	746	—	746
Open Forward Foreign Currency Contracts	—	4,049	—	4,049
OTC Interest Rate Swap Agreements	—	865	—	865
OTC Credit Default Swap Agreements	—	30	—	30
OTC Contracts for Difference	—	2,308	—	2,308
OTC Total Return Swap Agreements	—	49	—	49
	14,967	33,175	—	48,142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8,028)	—	—	(8,028)
Centrally Cleared Interest Rate Swap Agreements	—	(3,781)	—	(3,781)
Centrally Cleared Credit Default Swap Agreements	—	(73)	—	(73)
Exchange Traded Written Options	(3,225)	—	—	(3,225)
OTC Written Options	—	(3,202)	—	(3,202)
Open Forward Foreign Currency Contracts	—	(13,384)	—	(13,384)
OTC Interest Rate Swap Agreements	—	(2,815)	—	(2,815)
OTC Credit Default Swap Agreements	—	(295)	—	(295)
OTC Contracts for Difference	—	(1,306)	—	(1,306)
OTC Total Return Swap Agreements	—	—	(37)	(37)
	(11,253)	(24,856)	(37)	(36,146)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 97.1%
United States of America 33.8%
Avery Dennison Corporation	76	14,132
Bunge Limited	101	7,850
CF Industries Holdings, Inc.	234	20,004
Cheniere Energy, Inc.	53	11,356
Cleveland-Cliffs Inc. (a)	43	400
ConocoPhillips	145	14,374
Corteva, Inc.	448	25,501
Diamondback Energy, Inc.	37	6,110
Exxon Mobil Corporation	478	51,452
Freeport-McMoRan Inc.	404	15,391
Graphic Packaging Holding Company	426	11,575
Hess Corporation	95	12,575
Newmont Corporation	226	8,394
Nucor Corporation	30	3,552
Packaging Corporation of America	131	29,595
Permian Resources Corporation - Class A	297	4,268
United States Steel Corporation	117	3,969
		240,498
United Kingdom 19.2%
Anglo American PLC	948	28,034
DS Smith PLC	2,694	18,259
Mondi PLC	511	7,624
Rio Tinto PLC	387	22,862
Shell PLC - Class A	1,934	59,990
		136,769
Canada 17.8%
Barrick Gold Corporation	893	13,847
Cameco Corporation	250	12,857
Canadian Natural Resources Limited	495	15,283
Kinross Gold Corporation	611	5,666
Nutrien Ltd.	608	27,188
Red Lake Madsen Mine Ltd. (a) (b)	427	—
Teck Resources Limited - Class B	331	13,416
Tourmaline Oil Corp	129	5,991
Wheaton Precious Metals Corp.	574	32,307
		126,555
Ireland 6.4%
CRH Public Limited Company	137	12,707
Smurfit Westrock Public Limited Company	615	33,105
		45,812
France 4.4%
TotalEnergies SE	569	31,477
Switzerland 3.9%
Glencore PLC	6,371	28,176
Norway 3.5%
Norsk Hydro ASA	4,504	24,842
Italy 3.4%
Eni S.P.A.	1,029	14,029
Saipem S.P.A. (a)	3,810	9,915
		23,944
Australia 1.9%
BHP Group Limited	540	13,253
Brazil 0.9%
Vale S.A. - ADR	739	6,557
Zambia 0.8%
First Quantum Minerals Ltd (a)	434	5,596
Luxembourg 0.6%
ArcelorMittal - ADR (c)	202	4,682
South Africa 0.5%
Anglo American Platinum	111	3,337
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (b) (d)	5,692	—
Public Joint Stock Company Polyus (a) (b) (d)	106	—
Total Common Stocks (cost $741,478)		691,498
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 4.36% (e) (f)	22,076	22,076
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.46% (e) (f)	71	71
Total Short Term Investments (cost $22,147)		22,147
Total Investments 100.2% (cost $763,625)		713,645
Other Assets and Liabilities, Net (0.2)%		(1,501)
Total Net Assets 100.0%		712,144

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	14,886	346,570	339,380	606	—	—	22,076	3.1
JNL Government Money Market Fund, 4.46% - Class SL	28,518	242,589	271,036	232	—	—	71	—
	43,404	589,159	610,416	838	—	—	22,147	3.1

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	09/06/22	25,117	—	—
Public Joint Stock Company Polyus	09/14/23	15,311	—	—
		40,428	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	240,498	—	—	240,498
United Kingdom	—	136,769	—	136,769
Canada	126,555	—	—	126,555
Ireland	45,812	—	—	45,812
France	—	31,477	—	31,477
Switzerland	—	28,176	—	28,176
Norway	—	24,842	—	24,842
Italy	—	23,944	—	23,944
Australia	—	13,253	—	13,253
Brazil	6,557	—	—	6,557
Zambia	5,596	—	—	5,596
Luxembourg	4,682	—	—	4,682
South Africa	—	3,337	—	3,337
Short Term Investments	22,147	—	—	22,147
	451,847	261,798	—	713,645

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.7%
Information Technology 48.1%
Apple Inc.	1,765	441,988
AppLovin Corporation - Class A (a)	145	46,954
ASML Holding N.V. - ADR	86	59,613
Broadcom Inc.	1,167	270,657
Cadence Design Systems, Inc. (a)	429	128,855
Intuit Inc.	175	109,989
Microsoft Corporation	1,103	465,030
MongoDB, Inc. - Class A (a)	78	18,182
NVIDIA Corporation	4,545	610,305
Salesforce, Inc.	244	81,616
Shopify Inc. - Class A (a)	488	51,860
Taiwan Semiconductor Manufacturing Company Limited - ADR	204	40,231
		2,325,280
Consumer Discretionary 14.9%
Amazon.com, Inc. (a)	2,278	499,794
Ferrari N.V.	126	53,428
Hilton Worldwide Holdings Inc.	181	44,796
Tesla Inc. (a)	302	121,996
		720,014
Communication Services 13.6%
Alphabet Inc. - Class A	906	171,424
Meta Platforms, Inc. - Class A	517	302,725
Netflix, Inc. (a)	162	144,896
Trade Desk, Inc., The - Class A (a)	314	36,920
		655,965
Health Care 8.2%
Align Technology, Inc. (a)	185	38,625
Boston Scientific Corporation (a)	507	45,282
Danaher Corporation	224	51,470
Eli Lilly and Company	217	167,344
Intuitive Surgical, Inc. (a)	180	94,082
		396,803
Financials 7.1%
Blackstone Inc. - Class A	349	60,142
MasterCard Incorporated - Class A	95	49,900
S&P Global Inc.	97	48,144
Visa Inc. - Class A	583	184,250
		342,436
Industrials 5.7%
Copart, Inc. (a)	1,042	59,776
Old Dominion Freight Line, Inc.	199	35,130
Trane Technologies Public Limited Company	82	30,299
TransDigm Group Incorporated	64	81,135
Vertiv Holdings Co - Class A	603	68,533
		274,873
Materials 1.2%
Sherwin-Williams Company, The	167	56,753
Real Estate 0.9%
CoStar Group, Inc. (a)	623	44,613
Total Common Stocks (cost $2,598,599)		4,816,737
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	19,634	19,634
Total Short Term Investments (cost $19,634)		19,634
Total Investments 100.1% (cost $2,618,233)		4,836,371
Other Assets and Liabilities, Net (0.1)%		(3,101)
Total Net Assets 100.0%		4,833,270

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	10,922	505,913	497,201	426	—	—	19,634	0.4
JNL Government Money Market Fund, 4.46% - Class SL	—	2,363	2,363	—	—	—	—	—
	10,922	508,276	499,564	426	—	—	19,634	0.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,816,737	—	—	4,816,737
Short Term Investments	19,634	—	—	19,634
	4,836,371	—	—	4,836,371

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 96.4%
United Kingdom 31.7%
AstraZeneca PLC	435	57,009
Barclays PLC	23,304	77,988
BP P.L.C.	9,210	45,327
British American Tobacco P.L.C.	651	23,459
Compass Group PLC	315	10,480
Diageo PLC	1,371	43,535
GSK PLC	2,460	41,463
Kingfisher PLC	5,479	17,042
Legal & General Group PLC	6,773	19,482
NatWest Group PLC	1,238	6,222
Prudential Public Limited Company	5,453	43,471
Reckitt Benckiser Group PLC	1,129	68,213
Relx PLC	435	19,714
Rolls-Royce Holdings PLC (a)	10,276	73,005
SEGRO Public Limited Company	1,728	15,158
Smith & Nephew PLC	1,086	13,476
Standard Chartered PLC	1,880	23,247
The Berkeley Group Holdings PLC	287	14,012
		612,303
France 18.3%
Alstom (a)	3,732	83,232
AXA	627	22,273
BNP Paribas	382	23,447
Carrefour (b)	1,178	16,758
Compagnie de Saint-Gobain	433	38,421
Danone	284	19,153
Kering	323	79,560
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	49	8,035
Sanofi	398	38,647
Societe d'exploitation Hoteliere (b)	164	13,538
Societe Generale	385	10,811
		353,875
Japan 10.8%
FANUC Corporation	1,647	43,052
Fujitsu Limited	1,825	32,041
Murata Manufacturing Co., Ltd.	1,156	18,410
Nintendo Co., Ltd.	490	28,580
Renesas Electronics Corporation	4,344	55,301
SMC Corporation	63	24,323
Takeda Pharmaceutical Co Ltd	286	7,555
		209,262
Germany 7.6%
Allianz SE	51	15,757
Deutsche Telekom AG - Class N	1,036	31,069
Heidelberg Materials AG	64	7,858
Infineon Technologies AG - Class N	1,366	44,098
RWE Aktiengesellschaft	309	9,209
SAP SE	163	39,563
		147,554
Netherlands 7.2%
Akzo Nobel N.V.	870	52,224
Heineken N.V.	321	22,814
ING Groep N.V.	1,502	23,522
Koninklijke Philips N.V.	1,602	40,484
		139,044
Italy 4.3%
ENEL - SPA	6,488	46,334
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	925	37,067
		83,401
South Korea 3.8%
Samsung Electronics Co., Ltd.	1,715	61,385
Samsung Fire & Marine Insurance Co., Ltd.	12	2,899
Shinhan Financial Group Co., Ltd.	296	9,518
		73,802
Canada 3.5%
Barrick Gold Corporation	629	9,760
Canadian Pacific Kansas City Limited	785	56,818
		66,578
Belgium 1.8%
Anheuser-Busch InBev	702	35,050
China 1.6%
Li Ning Company Limited	2,096	4,432
Tencent Holdings Limited	484	25,947
		30,379
Luxembourg 1.5%
ArcelorMittal	1,235	28,690
Singapore 1.2%
United Overseas Bank Limited	831	22,084
Switzerland 0.9%
Julius Bar Gruppe AG - Class N	280	18,079
Israel 0.9%
Check Point Software Technologies Ltd (a)	90	16,725
Ireland 0.5%
Smurfit Westrock Public Limited Company	179	9,665
Hong Kong 0.5%
Link Real Estate Investment Trust	2,073	8,748
Spain 0.3%
Amadeus IT Holding, S.A. (c)	81	5,745
Total Common Stocks (cost $1,812,906)		1,860,984
PREFERRED STOCKS 2.9%
Switzerland 2.5%
Roche Holding AG	176	49,521
Germany 0.4%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	117	7,067
Total Preferred Stocks (cost $59,653)		56,588
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.46% (d) (e)	10,658	10,658
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	9,333	9,333
Total Short Term Investments (cost $19,991)		19,991
Total Investments 100.4% (cost $1,892,550)		1,937,563
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (0.4)%		(7,157)
Total Net Assets 100.0%		1,930,401

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	21,025	671,187	682,879	1,244	—	—	9,333	0.5
JNL Government Money Market Fund, 4.46% - Class SL	—	204,395	193,737	542	—	—	10,658	0.5
	21,025	875,582	876,616	1,786	—	—	19,991	1.0

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	11/28/22	4,964	5,745	0.3

JNL/Causeway International Value Select Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	BNY	01/02/25	HKD	(959)	(124)	—
USD/HKD	HSB	01/03/25	HKD	(778)	(100)	—
USD/JPY	BNY	01/06/25	JPY	(257,679)	(1,638)	(5)
USD/JPY	CIT	01/07/25	JPY	(61,449)	(391)	—
					(2,253)	(5)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	92,968	1,768,016	—	1,860,984
Preferred Stocks	—	56,588	—	56,588
Short Term Investments	19,991	—	—	19,991
	112,959	1,824,604	—	1,937,563
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
	—	(5)	—	(5)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)
December 31, 2024

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 99.7%
Information Technology 38.1%
Accenture Public Limited Company - Class A	68	23,790
Adobe Inc. (a)	45	20,143
Apple Inc.	389	97,440
ASML Holding N.V. - ADR	38	26,393
Intuit Inc.	46	29,123
Microsoft Corporation	275	115,714
NVIDIA Corporation	1,174	157,678
Palo Alto Networks, Inc. (a)	207	37,646
Salesforce, Inc.	143	47,731
Taiwan Semiconductor Manufacturing Company Limited - ADR	158	31,267
Workday, Inc. - Class A (a)	114	29,485
		616,410
Consumer Discretionary 12.5%
Airbnb, Inc. - Class A (a)	116	15,308
Amazon.com, Inc. (a)	644	141,312
Starbucks Corporation	106	9,667
Tesla Inc. (a)	89	35,780
		202,067
Health Care 12.5%
Alcon AG	185	15,685
Eli Lilly and Company	30	22,932
Icon Public Limited Company (a)	36	7,512
Intuitive Surgical, Inc. (a)	66	34,574
Novo Nordisk A/S - ADR	66	5,717
Stryker Corporation	77	27,771
Thermo Fisher Scientific Inc.	48	25,062
UnitedHealth Group Incorporated	82	41,362
Zoetis Inc. - Class A	131	21,327
		201,942
Communication Services 12.1%
Alphabet Inc. - Class A	174	32,844
Meta Platforms, Inc. - Class A	169	98,660
Netflix, Inc. (a)	72	63,904
		195,408
Financials 10.4%
Intercontinental Exchange, Inc.	50	7,447
Marsh & Mclennan Companies, Inc.	103	21,830
PayPal Holdings, Inc. (a)	326	27,849
S&P Global Inc.	54	26,675
Visa Inc. - Class A	265	83,778
		167,579
Industrials 8.3%
Eaton Corporation Public Limited Company	96	31,982
RTX Corporation	205	23,755
Uber Technologies, Inc. (a)	373	22,506
Union Pacific Corporation	110	25,062
W.W. Grainger, Inc.	30	31,253
		134,558
Consumer Staples 2.6%
Monster Beverage 1990 Corporation (a)	429	22,569
Target Corporation	150	20,331
		42,900
Real Estate 1.6%
Equinix, Inc.	28	26,004
Materials 1.6%
Sherwin-Williams Company, The	75	25,579
Total Common Stocks (cost $921,432)		1,612,447
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	8,912	8,912
Total Short Term Investments (cost $8,912)		8,912
Total Investments 100.2% (cost $930,344)		1,621,359
Other Assets and Liabilities, Net (0.2)%		(3,700)
Total Net Assets 100.0%		1,617,659

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/ClearBridge Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	27,142	410,865	429,095	1,358	—	—	8,912	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,612,447	—	—	1,612,447
Short Term Investments	8,912	—	—	8,912
	1,621,359	—	—	1,621,359

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Cohen & Steers U.S. Realty Fund
COMMON STOCKS 98.8%
Real Estate 96.0%
Agree Realty Corporation	13	910
American Homes 4 Rent - Class A	39	1,473
American Tower Corporation	49	8,927
Americold Realty Trust, Inc.	50	1,072
AvalonBay Communities, Inc.	9	1,875
Crown Castle Inc.	52	4,746
Digital Realty Trust, Inc.	41	7,317
Equinix, Inc.	5	4,959
Equity Lifestyle Properties, Inc.	15	983
Essex Property Trust, Inc.	9	2,603
Extra Space Storage Inc.	15	2,245
Healthcare Realty Trust Incorporated - Class A	107	1,813
Highwoods Properties, Inc.	44	1,356
Host Hotels & Resorts, Inc.	99	1,726
Invitation Homes Inc.	101	3,239
Iron Mountain Incorporated	31	3,306
Kimco Realty OP, LLC	83	1,956
Lamar Advertising Company - Class A	8	967
Lineage, Inc.	6	380
Omega Healthcare Investors, Inc.	69	2,612
ProLogis Inc.	59	6,262
Public Storage Operating Company	10	2,953
Realty Income Corporation	30	1,581
SBA Communications Corporation - Class A	7	1,352
Simon Property Group, Inc.	33	5,622
Sun Communities, Inc.	34	4,131
UDR, Inc.	45	1,941
VICI Properties Inc.	91	2,649
Welltower Inc.	69	8,683
Weyerhaeuser Company	126	3,545
		93,184
Consumer Discretionary 2.6%
Boyd Gaming Corporation	19	1,403
Caesars Entertainment, Inc. (a)	34	1,154
		2,557
Health Care 0.2%
PACS Group, Inc. (a)	16	208
Total Common Stocks (cost $101,773)		95,949
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	978	978
Total Short Term Investments (cost $978)		978
Total Investments 99.8% (cost $102,751)		96,927
Other Assets and Liabilities, Net 0.2%		147
Total Net Assets 100.0%		97,074

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Cohen & Steers U.S. Realty Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	3,067	142,973	145,062	96	—	—	978	1.0
JNL Government Money Market Fund, 4.46% - Class SL	235	12,167	12,402	25	—	—	—	—
	3,302	155,140	157,464	121	—	—	978	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Cohen & Steers U.S. Realty Fund
Assets - Securities
Common Stocks	95,949	—	—	95,949
Short Term Investments	978	—	—	978
	96,927	—	—	96,927

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 98.3%
Japan 22.2%
Advantest Corporation	11	643
AEON Co., Ltd.	9	218
AEON MALL Co., Ltd.	—	5
AGC Inc. (a)	5	138
Ajinomoto Co., Inc.	5	212
Alps Alpine Co., Ltd.	4	40
Aozora Bank, Ltd. (a)	2	38
Asahi Group Holdings, Ltd.	15	160
Asahi Kasei Corporation	9	62
ASICS Corporation	12	236
Astellas Pharma Inc.	13	121
Azbil Corporation	9	68
Bandai Namco Holdings Inc.	8	198
Baycurrent Inc.	3	84
Bridgestone Corporation (a)	9	293
Canon Inc. (a)	5	169
Capcom Co., Ltd.	7	161
Central Japan Railway Company	3	56
Chubu Electric Power Co., Ltd.	8	81
Chugai Pharmaceutical Co., Ltd.	5	211
Concordia Financial Group, Ltd.	77	425
Cosmo Energy Holdings Co., Ltd.	21	910
Dai Nippon Printing Co., Ltd.	8	109
Daifuku Co., Ltd.	6	126
Dai-ichi Life Holdings, Inc.	10	263
Daiichi Sankyo Company, Limited	2	47
Daikin Industries, Ltd.	2	246
Daito Trust Construction Co., Ltd.	2	190
Daiwa House Industry Co., Ltd	11	328
Daiwa Securities Group Inc.	26	171
Daiwabo Holdings Co., Ltd.	31	596
DENSO Corporation	10	136
DISCO Corporation	2	397
Dowa Holdings Co., Ltd.	25	694
East Japan Railway Company	4	74
EBARA Corporation (a)	22	334
Eisai Co., Ltd.	1	38
ENEOS Holdings, Inc.	163	852
EXEO Group, Inc.	28	305
FANUC Corporation	2	63
Fast Retailing Co., Ltd.	1	405
Fuji Corporation Co., Ltd.	37	562
FUJIFILM Holdings Corporation	6	118
Fujikura Ltd.	3	106
Fujitsu Limited	17	299
Fukuoka Financial Group, Inc.	2	60
Hamamatsu Photonics K.K.	19	209
Hankyu Hanshin Holdings, Inc.	4	109
HASEKO Corporation	5	58
Hitachi, Ltd.	62	1,513
Honda Motor Co., Ltd. - ADR (a)	1	21
Honda Motor Co., Ltd.	42	406
Hoya Corporation	2	297
Idemitsu Kosan Co., Ltd.	102	672
IHI Corporation	2	88
Inpex Corporation (a)	56	700
Isuzu Motors Limited	30	407
ITOCHU Corporation	8	405
Japan Airport Terminal Co., Ltd.	3	79
Japan Exchange Group, Inc.	30	333
Japan Petroleum Exploration Co., Ltd.	10	69
Japan Post Bank Co., Ltd.	9	88
Japan Post Holdings Co., Ltd.	12	109
Japan Tobacco Inc. (a)	14	347
JEOL Ltd.	19	679
JGC Holdings Corporation	12	96
Kaga Electronics Co., Ltd.	8	146
Kagome Co., Ltd. (a)	1	19
Kao Corporation (a)	4	154
Kawasaki Heavy Industries, Ltd.	6	292
KDDI Corporation	15	483
Keisei Electric Railway Co., Ltd.	1	11
Keyence Corporation	1	325
Kikkoman Corporation	8	91
Kintetsu Group Holdings Co., Ltd	7	149
Kirin Holdings Company, Limited (a)	9	117
Komatsu Ltd.	10	273
Konami Holdings Corporation	2	149
Konica Minolta, Inc.	250	1,044
Kubota Corporation	4	47
Kuraray Co., Ltd.	19	275
Kurita Water Industries Ltd.	5	154
KYOCERA Corporation	20	202
Kyushu Electric Power Co., Inc.	8	72
Kyushu Railway Company	9	214
Lasertec Co., Ltd. (a)	1	133
LIXIL Corporation	96	1,052
LY Corporation	35	94
M3, Inc.	7	65
Mabuchi Motor Co., Ltd. (a)	23	323
Makita Corporation	3	82
Marubeni Corporation	14	203
Marui Group Co.Ltd.	41	656
MARUWA Co., Ltd.	1	301
MatsukiyoCocokara & Co.	6	89
Meiji Holdings Co., Ltd.	8	157
Minebeamitsumi Inc.	9	140
MIRAIT ONE Corporation	49	721
Mitsubishi Chemical Group Corporation	84	426
Mitsubishi Corporation	29	481
Mitsubishi Electric Corporation	9	152
Mitsubishi Estate Co., Ltd.	5	72
Mitsubishi HC Capital Inc.	17	114
Mitsubishi Heavy Industries, Ltd.	22	307
Mitsubishi UFJ Financial Group Inc	72	836
Mitsui & Co., Ltd.	17	343
Mitsui Chemicals, Inc.	2	33
Mitsui Fudosan Co., Ltd.	17	134
Mitsui Mining & Smelting Co., Ltd.	21	609
Mitsui O.S.K. Lines, Ltd.	7	251
Miura Co., Ltd.	4	90
Mizuho Financial Group, Inc.	15	377
MonotaRO Co., Ltd.	7	114
MS&AD Insurance Group Holdings, Inc.	13	279
Murata Manufacturing Co., Ltd.	13	210
Nagase & Co., Ltd.	48	970
Nagoya Railroad Co., Ltd.	11	127
Nec Corporation	3	214
NEXON Co., Ltd.	2	34
Nidec Corporation	6	101
Nifco Inc.	20	477
Nihon M&A Center Holdings Inc.	17	72
Nintendo Co., Ltd.	5	297
Nippon Express Co., Ltd. (a)	40	599
Nippon Gas Co., Ltd.	70	960
Nippon Paint Holdings Co., Ltd.	5	31
Nippon Sanso Holdings Corporation	4	120
Nippon Steel Corporation	16	320
Nippon Telegraph and Telephone Corporation	150	150
Nippon Yusen Kabushiki Kaisha	18	587
Nipro Corporation	14	134
Nissan Chemical Corporation	12	386
Nissan Motor Co., Ltd. (a)	64	195
Niterra Co., Ltd.	3	96
Nitori Holdings Co., Ltd.	2	178
Nitto Denko Corporation	24	401
Nomura Holdings, Inc.	58	338
Nomura Holdings, Inc. - ADR	4	22
Nomura Research Institute, Ltd.	6	185
NTT DATA Corporation	6	116
OBIC Business Consultants Co., Ltd.	1	22
OBIC Co., Ltd.	4	119
Olympus Corporation	7	110
OMRON Corporation	2	60
Ono Pharmaceutical Co., Ltd.	10	103
Oriental Land Co., Ltd.	7	154

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
ORIX Corporation	18	393
Osaka Gas Co., Ltd.	3	70
Otsuka Corporation	4	82
Otsuka Holdings Co., Ltd.	2	130
Pan Pacific International Holdings Corporation	6	171
Panasonic Holdings Corporation	31	324
Park24 Co., Ltd.	6	77
Pigeon Corporation (a)	32	296
Rakuten Group, Inc.	8	41
Recruit Holdings Co., Ltd.	10	676
Renesas Electronics Corporation	14	174
Resona Holdings, Inc.	34	248
Resonac Graphite America Inc.	37	926
ROHM Co., Ltd.	9	80
Ryohin Keikaku Co., Ltd.	6	134
Sanken Electric Co., Ltd. (b)	6	221
Sankyu Inc.	17	587
Santen Pharmaceutical Co., Ltd.	72	736
Sapporo Holdings Limited	8	400
Sawai Group Holdings Co., Ltd.	67	906
SBI Holdings, Inc.	5	115
SCREEN Holdings Co., Ltd.	3	148
Secom Co., Ltd.	2	81
Sekisui Chemical Co., Ltd.	17	285
Sekisui House, Ltd.	11	269
Seven & I Holdings Co., Ltd.	46	731
Shikoku Electric Power Company, Incorporated	3	27
Shimadzu Corporation	5	135
Shimano Inc.	1	175
Shin-Etsu Chemical Co., Ltd.	13	440
Shionogi & Co., Ltd.	12	172
Ship Healthcare Holdings, Inc.	77	1,069
Shiseido Company, Limited (a)	5	81
SMC Corporation	—	78
Socionext Inc.	17	265
SoftBank Corp.	186	234
SoftBank Group Corp	16	885
Sohgo Security Services Co., Ltd.	18	122
Sompo Holdings, Inc.	12	307
Sony Group Corporation	65	1,387
Sotetsu Holdings Inc.	11	180
Subaru Corporation.	33	591
SUMCO Corporation (a)	19	139
Sumitomo Bakelite Co., Ltd.	13	317
Sumitomo Chemical Company, Limited	346	765
Sumitomo Corporation	10	210
Sumitomo Electric Industries, Ltd.	21	383
Sumitomo Forestry Co., Ltd. (a)	5	149
Sumitomo Metal Mining Co., Ltd.	9	210
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3	43
Sumitomo Mitsui Financial Group, Inc.	22	536
Sumitomo Mitsui Trust Group, Inc.	13	294
Sumitomo Realty & Development Co., Ltd.	5	155
Suntory Beverage & Food Limited (a)	2	67
Suzuki Motor Corporation	22	242
Sysmex Corporation	14	259
T&D Holdings, Inc.	10	190
Taiheiyo Cement Corporation	6	127
Taisei Corporation	4	155
Takeda Pharmaceutical Co Ltd	16	437
TDK Corporation	39	509
TechnoPro Holdings, Inc. (a)	49	918
Teijin Limited	64	539
Terumo Corporation	5	92
The Hachijuni Bank, Ltd.	221	1,416
TIS Inc.	4	83
TOBU Railway Co., LTD.	1	13
TOHO GAS Co., Ltd.	3	70
Tokai Carbon Co., Ltd. (a)	93	539
Tokio Marine Holdings, Inc.	19	693
Tokyo Electric Power Company Holdings, Inc. (b)	20	60
Tokyo Electron Limited	3	405
Tokyo Gas Co., Ltd.	5	141
Tokyu Corporation	5	51
Tokyu Fudosan Holdings Co., Ltd.	229	1,394
Toray Industries, Inc.	28	179
Tosoh Corporation	22	296
Toyo Suisan Kaisha, Ltd.	—	27
Toyo Tire Corporation (a)	32	501
Toyota Industries Corporation	1	80
Toyota Motor Corporation	151	2,948
Toyota Tsusho Corporation	21	363
Trend Micro Incorporated (a)	2	113
Tsumura & Co.	1	36
UBE Corporation	45	687
ULVAC, Inc.	2	84
Unicharm Corporation	6	49
Wacoal Holdings Corp.	2	51
West Japan Railway Company	11	200
Yakult Honsha Co., Ltd.	5	99
Yamaha Corporation	44	311
Yamaha Motor Co., Ltd. (a)	52	461
Yamato Holdings Co., Ltd.	34	380
Yaskawa Electric Corporation	4	112
Yoshinoya Holdings Co., Ltd. (a)	35	686
		72,185
United Kingdom 12.3%
3I Group PLC	17	760
Anglo American PLC	27	788
Ashtead Group Public Limited Company	10	616
AstraZeneca PLC - ADR	9	594
AstraZeneca PLC	4	515
Auto Trader Group PLC	30	298
BAE Systems PLC	22	318
Bank Of Georgia Group PLC	7	420
Barclays PLC	290	970
Barclays PLC - ADR	6	74
Beazley Ireland Holdings PLC	116	1,188
Bellway p.l.c.	23	718
BP P.L.C. - ADR	8	239
BP P.L.C.	335	1,648
British American Tobacco P.L.C.	16	591
Britvic PLC	9	143
BT Group PLC (a)	302	544
Bunzl Public Limited Company	6	243
Centrica PLC	469	784
Compass Group PLC	12	388
Croda International Public Limited Company	3	126
Diageo PLC - ADR (a)	1	158
Diageo PLC	10	326
Drax Group PLC	11	89
DS Smith PLC	135	915
Entain PLC	5	41
Experian PLC	15	637
Fiat Chrysler Automobiles N.V.	45	589
Flutter Entertainment Public Limited Company (b)	1	169
Frasers Group PLC (b)	14	106
Games Workshop Group PLC	9	1,557
GSK PLC	44	737
GSK PLC - ADR (a)	1	27
Haleon PLC	96	455
Haleon PLC - ADR (a)	1	10
Halma Public Limited Company	3	91
HSBC Holdings PLC - ADR (a)	8	401
HSBC Holdings PLC	164	1,614
IMI PLC	28	646
Imperial Brands PLC	5	145
Informa PLC	55	547
InterContinental Hotels Group PLC	—	21
InterContinental Hotels Group PLC - ADR	1	96
Intertek Group PLC	6	354
J Sainsbury PLC	36	122
JD Sports Fashion PLC	28	34
Jet2 PLC	4	73
Kingfisher PLC	375	1,167
Legal & General Group PLC	136	390
Lloyds Banking Group PLC - ADR	17	45
Lloyds Banking Group PLC	671	460
London Stock Exchange Group PLC	2	336

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Man Group PLC	115	307
Marks and Spencer Group P.L.C.	243	1,143
Melrose Industries PLC	71	489
Mondi PLC	4	67
National Grid PLC	14	171
National Grid PLC - ADR (a)	2	110
NatWest Group PLC	76	382
Next PLC	3	306
NMC Health PLC (c)	1	—
Pennon Group PLC	29	212
Reckitt Benckiser Group PLC	12	702
Relx PLC	9	390
Relx PLC - ADR	5	237
Rentokil Initial PLC	30	150
Rio Tinto PLC - ADR	10	585
Rio Tinto PLC	7	420
Rolls-Royce Holdings PLC (b)	180	1,280
RS Group PLC	59	499
Savills PLC	3	44
Serco Group PLC	48	92
Severn Trent PLC	6	177
Shell PLC - Class A	97	3,023
Shell PLC - Class A - ADR	13	786
Smith & Nephew PLC - ADR	5	135
Smiths Group PLC	3	65
Spirax Group PLC	3	227
SSE PLC	13	266
Standard Chartered PLC	11	135
Stolt-Nielsen M.S. Ltd.	1	13
Subsea 7 S.A.	1	20
Tate & Lyle Public Limited Company	18	144
Taylor Wimpey PLC	67	103
The Sage Group PLC.	11	175
Torm PLC - Class A	3	67
Unilever PLC	13	718
Unilever PLC - ADR	8	478
United Utilities PLC	13	172
Vistry Group PLC	46	327
Vodafone Group Public Limited Company	921	786
Weir Group PLC(The)	4	102
Whitbread PLC	1	22
Wise PLC - Class A (b)	5	61
		39,911
Canada 11.2%
Agnico Eagle Mines Limited	5	371
Air Canada (b)	5	71
Alamos Gold Inc - Class A	6	104
Alimentation Couche-Tard Inc.	7	413
ARC Resources Ltd.	37	667
Aritzia, Inc. (b)	5	171
ATCO Ltd. - Class I	8	259
ATS Corporation (b)	14	440
Bank of Montreal	11	1,047
Bank of Nova Scotia, The	11	617
Banque Nationale Du Canada	14	1,270
Barrick Gold Corporation	31	476
BCE Inc.	1	16
Bombardier Inc. - Class B (b)	5	322
Boralex Inc. - Class A	3	50
Boyd Group Services Inc. (a)	2	306
Brookfield Corporation - Class A	9	530
BRP Inc.	1	66
CAE Inc. (b)	9	235
Canadian Imperial Bank of Commerce	8	527
Canadian National Railway Company	4	396
Canadian Natural Resources Limited	28	867
Canadian Pacific Kansas City Limited	2	145
Canadian Tire Corporation, Limited - Class A	6	628
Canadian Utilities Limited - Class A	6	136
Capital Power Corporation (a)	8	363
Cenovus Energy Inc.	46	693
CGI Inc. - Class A	6	621
CGI Inc. - Class A	—	42
Constellation Software Inc.	—	618
Descartes Systems Group Inc., The (b)	1	136
Dollarama Inc.	6	605
Eldorado Gold Corporation (b)	77	1,152
Element Fleet Management Corp.	27	555
Emera Incorporated (d)	4	164
Empire Company Limited - Class A	2	61
Enbridge Inc.	10	437
EQB Inc. (a)	4	297
Finning International Inc.	24	633
FirstService Corporation	3	453
Fortis Inc. (a)	1	44
Fortis Inc.	6	254
Franco-Nevada Corporation	1	72
GFL Environmental Inc.	1	50
Great-West Lifeco Inc.	3	86
Groupe WSP Global Inc.	1	182
Hydro One Limited	2	61
iA Societe Financiere Inc.	9	816
IGM Financial Inc.	1	36
Imperial Oil Limited	4	270
Intact Financial Corporation	3	495
Kinross Gold Corporation	90	838
Loblaw Companies Limited	4	543
Manulife Financial Corporation	30	929
MEG Energy Corp.	11	174
Methanex Corporation (a)	6	315
Metro Inc. - Class A	7	464
Northland Power Inc.	—	—
Nutrien Ltd.	20	878
Open Text Corporation	5	147
Osisko Gold Royalties Ltd (a)	4	72
Pan American Silver Corp.	4	74
Pembina Pipeline Corporation	7	275
Prairiesky Royalty Ltd.	14	276
Premium Brands Holdings Corporation (a)	5	286
Quebecor Inc. - Class B (a)	3	63
Restaurant Brands International Limited Partnership	5	293
Rogers Communications Inc. - Class B (a)	11	334
Royal Bank of Canada	—	44
Royal Bank of Canada	17	2,086
Saputo Inc.	13	224
Shopify Inc. - Class A (b)	1	53
Shopify Inc. - Class A (b)	—	39
South Bow Corporation (a)	5	121
Spin Master Corp. (a) (e)	4	82
Stantec Inc.	2	171
Sun Life Financial Inc.	10	610
Suncor Energy Inc.	33	1,165
TC Energy Corporation (a)	26	1,197
Teck Resources Limited - Class B	21	839
TFI International Inc.	2	286
Thomson Reuters Corporation	1	111
TMX Group Limited	3	80
Toromont Industries Ltd.	10	811
Toronto-Dominion Bank, The	3	167
Toronto-Dominion Bank, The	9	501
Tourmaline Oil Corp (a)	19	861
TransAlta Corporation	5	68
Veren Inc. (a)	135	692
Wheaton Precious Metals Corp.	3	154
Whitecap Resources Inc. (a)	89	629
Winpak Ltd.	7	242
		36,520
France 7.9%
Accor	1	36
Airbus SE	6	951
Alstom (b)	14	305
Alten	3	226
AXA	13	471
BNP Paribas	7	413
Bollore SE	8	50
Bouygues	7	221
Bureau Veritas	10	299
Capgemini France	2	388

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Carrefour (a)	28	393
Compagnie de Saint-Gobain	10	922
Compagnie Generale des Etablissements Michelin	24	779
Credit Agricole SA	15	206
Danone	7	482
Dassault Aviation	1	115
Dassault Systemes	3	98
Edenred	4	140
Eiffage	6	560
Elis Services	8	147
Engie	56	885
EssilorLuxottica	1	295
Eurazeo	7	550
Eurofins Scientific SE	11	537
Euronext N.V. (d)	4	420
Forvia	7	59
Gaztransport Et Technigaz	3	392
Getlink S.E.	16	262
Hermes International	—	486
Horizon Parent Holdings S.a r.l.	7	186
JCDecaux SE (b)	11	173
Kering	1	189
La Francaise Des Jeux (e)	4	158
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	576
Legrand	2	213
L'Oreal	2	690
LVMH Moet Hennessy Louis Vuitton	2	1,608
Neoen	2	70
Nexans	1	133
Orange	103	1,024
Pernod Ricard	1	113
Publicis Groupe SA	4	442
Renault	16	782
Rexel	4	93
Rubis	2	60
Safran	3	650
Sanofi	5	520
Sartorius Stedim Biotech	—	30
Schneider Electric SE	2	420
Societe d'exploitation Hoteliere (a)	4	350
Societe Generale	16	442
Soitec (b)	1	56
Spie SA	4	126
Technip Energies N.V.	28	746
Teleperformance SE	3	270
Thales	3	422
Tikehau Capital (a)	5	105
TotalEnergies SE	53	2,950
Valeo	7	65
Vallourec (b)	3	46
Veolia Environnement	6	173
VINCI	7	719
		25,688
Germany 7.7%
Adidas AG - Class N	2	484
Allianz SE	4	1,130
Aurubis AG	3	264
BASF SE - Class N	28	1,210
Bayer Aktiengesellschaft - Class N	17	341
Bayerische Motoren Werke Aktiengesellschaft	6	531
Bechtle Aktiengesellschaft	10	310
Beiersdorf Aktiengesellschaft	1	97
Brenntag SE - Class N	9	518
Carl Zeiss Meditec AG	—	7
Continental Aktiengesellschaft	6	390
Covestro AG (b)	12	710
CTS Eventim AG & Co. KGaA	6	471
Daimler Truck Holding AG	19	739
Deutsche Bank Aktiengesellschaft - Class N	5	89
Deutsche Bank Aktiengesellschaft - Class N	38	655
Deutsche Borse Aktiengesellschaft - Class N	3	641
Deutsche Lufthansa Aktiengesellschaft	35	222
Deutsche Post AG - Class N	18	637
Deutsche Telekom AG - Class N	73	2,191
DW Property Invest GmbH	1	15
E.ON SE - Class N	42	485
freenet AG - Class N	11	322
Fresenius Medical Care AG	8	357
Fresenius SE & Co. KGaA (b)	11	372
GEA Group Aktiengesellschaft	14	673
Gerresheimer AG	1	101
Hannover Ruck SE - Class N	—	101
Hapag-Lloyd Aktiengesellschaft (d)	1	85
Heidelberg Materials AG	5	573
Hellofresh SE (b)	7	81
Henkel AG & Co. KGaA	—	7
Hensoldt AG	1	51
HOCHTIEF Aktiengesellschaft	—	18
Infineon Technologies AG - Class N	28	912
Kion Group AG	9	310
Knorr - Bremse Aktiengesellschaft (d)	7	513
LEG Immobilien SE	4	308
Mercedes-Benz Group AG - Class N	19	1,038
MERCK Kommanditgesellschaft auf Aktien	1	123
MTU Aero Engines AG - Class N	1	186
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	1,135
Nemetschek SE	1	101
Qiagen N.V. (b)	2	90
Qiagen N.V. (b)	2	85
Rheinmetall Aktiengesellschaft	2	1,201
RTL Group S.A.	5	131
RWE Aktiengesellschaft	15	437
SAP SE	2	606
Siemens Aktiengesellschaft - Class N	6	1,158
Siemens Energy AG (b)	14	733
Siemens Healthineers AG (d)	2	117
Siltronic AG	2	84
Sixt SE	1	102
Sudzucker AG	3	34
Symrise AG	2	216
Talanx Aktiengesellschaft	2	161
Thyssenkrupp AG	9	35
Volkswagen Aktiengesellschaft	1	69
Vonovia SE	7	211
Zalando SE (b) (d)	3	111
		25,085
Switzerland 7.1%
ABB Ltd - Class N	24	1,271
Adecco Group AG - Class N	2	51
Alcon AG	6	528
Alcon AG	5	452
ALSO Holding AG - Class N	1	235
Barry Callebaut AG - Class N	—	33
BELIMO Holding AG - Class N	1	437
BKW Energie AG	1	85
Bucher Industries AG	1	428
Clariant AG - Class N	4	45
Comet Holding AG - Class N	—	18
Compagnie Financiere Richemont SA	3	426
Datwyler Holding AG	1	212
Geberit AG - Class N	1	668
Georg Fischer AG - Class N	8	576
Givaudan SA - Class N	—	341
Glencore PLC	175	774
Holcim AG	11	1,043
INFICON Holding AG - Class N	—	31
Julius Bar Gruppe AG - Class N	25	1,633
Logitech International S.A. - Class N	—	19
Lonza Group AG	1	484
Nestle S.A. - Class N	26	2,129
Novartis AG - ADR	11	1,094
Novartis AG - Class N	21	2,070
Partners Group Holding AG	1	813
PSP Swiss Property AG - Class N	2	317
Roche Holding AG	—	97
Sandoz Group AG	1	41
Sandoz Group AG - ADR	—	6
Schindler Holding AG - Class N	1	163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
SGS SA	2	178
Siegfried Holding AG - Class N	—	346
Sika AG	1	342
Sonova Holding AG	1	249
Straumann Holding AG - Class N	2	241
Sulzer AG - Class N	1	183
Swiss Prime Site AG - Class N	19	2,075
Swiss Re AG	1	118
Swisscom AG - Class N	1	611
Swissquote Group Holding SA - Class N	1	446
UBS Group AG	—	13
UBS Group AG	26	789
VAT Group AG (d)	—	84
Ypsomed Holding AG	—	29
Zurich Insurance Group AG - Class N	1	811
		23,035
Australia 5.9%
AGL Energy Limited	15	107
ALS Limited	16	153
AMP Limited	158	155
Ampol Limited	14	250
ANZ Group Holdings Limited	20	352
ARB Corporation Limited	2	56
Aristocrat Leisure Limited	13	533
ASX Limited	1	45
Atlas Arteria Limited	33	96
AUB Group Limited	2	35
Aurizon Holdings Limited	93	186
Australian Pipeline Trust	14	60
Beach Energy Limited	389	337
BHP Group Limited - ADR	8	405
BHP Group Limited	40	979
BHP Group Limited (a)	6	143
BlueScope Steel Limited	19	219
Brambles Limited	31	366
Cochlear Limited	1	210
Coles Group Limited	32	378
Commonwealth Bank of Australia	11	1,070
Computershare Limited	14	294
CSL Limited	2	307
Domino's Pizza Enterprises Limited	6	101
Downer EDI Limited	24	78
Evolution Mining Limited	54	161
Flight Centre Travel Group Limited (a)	45	464
Fortescue Ltd	31	354
Harvey Norman Holdings Ltd (a)	30	87
IDP Education Limited (a)	16	122
IGO Limited	8	23
Incitec Pivot Limited	262	474
Insurance Australia Group Limited	72	378
JB Hi-Fi Limited	8	449
Lendlease Corporation Limited	44	171
Lynas Rare Earths Limited (a) (b)	63	251
Macquarie Group Limited	2	246
Medibank Private Limited	70	164
Metcash Limited	261	501
Mineral Resources Limited	8	175
National Australia Bank Limited	33	758
Netwealth Group Limited	7	128
New Hope Corporation Limited (a)	70	215
NEXTDC Limited (b)	19	179
Nine Entertainment Co. Holdings Limited	329	251
Northern Star Resources Ltd	24	231
Nufarm Limited	10	22
Orica Limited	38	393
Orora Limited	407	619
Pilbara Minerals Limited (a) (b)	44	60
Qantas Airways Limited (b)	7	41
QBE Insurance Group Limited	42	500
Ramsay Health Care Limited	3	64
Rio Tinto Limited	6	469
Santos Limited	126	522
SGH Limited	1	18
Sonic Healthcare Limited	15	254
South32 Limited	39	82
Stanmore Resources Limited (b)	12	22
Suncorp Group Limited	31	368
Super Retail Group Limited	3	32
Technology One Limited	26	498
Telstra Corporation Limited	57	141
Transurban Holdings Limited	16	129
Treasury Wine Estates Limited	32	226
Web Travel Group Limited (b)	15	44
Webjet Group Limited (b)	15	8
Wesfarmers Limited	8	356
Westpac Banking Corporation	31	611
Whitehaven Coal Limited	36	137
WiseTech Global Limited	—	19
Woodside Energy Group Ltd	35	541
Woodside Energy Group Ltd - ADR	3	47
Woolworths Group Limited	8	156
		19,076
Netherlands 3.6%
Aalberts N.V.	8	267
ABN AMRO Bank N.V. - DUTCHCERT (d)	52	804
Adyen N.V. (b) (d)	—	137
Aegon Ltd. - ADR	5	32
Akzo Nobel N.V.	4	227
Arcadis N.V.	2	124
ASM International N.V.	1	803
ASML Holding N.V. - ADR	1	767
ASML Holding N.V.	2	1,464
ASR Nederland N.V.	2	118
BE Semiconductor Industries N.V.	3	459
DSM-Firmenich AG	1	66
Heineken N.V.	2	121
IMcD N.V.	1	185
ING Groep N.V.	23	364
Just Eat Takeaway.Com N.V. (b) (d)	16	224
Koninklijke Ahold Delhaize N.V.	38	1,246
Koninklijke KPN N.V.	153	556
Koninklijke Philips N.V. - ADR (a) (d)	2	51
Koninklijke Philips N.V.	14	365
Koninklijke Vopak N.V.	16	719
NN Group N.V.	12	525
Prosus N.V. - Class N	11	419
Randstad N.V.	4	149
STMicroelectronics N.V.	4	105
Wolters Kluwer N.V. - Class C	7	1,246
		11,543
Italy 3.1%
Assicurazioni Generali Societa' Per Azioni	12	333
Azimut Holding S.p.A.	10	246
Banca Mediolanum SpA	4	46
Banco BPM Societa' Per Azioni	126	1,029
Bper Banca S.P.A.	138	880
Brunello Cucinelli S.p.A.	8	843
Buzzi S.p.A.	2	89
Credito Emiliano SpA	15	172
ENEL - SPA	90	642
Eni S.P.A.	49	671
Ferrari N.V.	1	302
Ferrari N.V.	—	74
Finecobank Banca Fineco S.P.A.	6	114
Hera S.p.A.	90	321
Intesa Sanpaolo SPA	101	406
Italgas S.p.A.	25	140
Iveco Group N.V.	8	75
Leonardo S.p.A.	10	268
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	23	341
Moncler S.p.A.	4	199
Pirelli & C. S.p.A. (d)	26	147
Poste Italiane - Societa' Per Azioni (d)	7	102
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	2	92
Reply S.p.A.	—	66
Snam S.P.A.	34	150

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Sol S.P.A.	2	90
Telecom Italia S.p.A. (a)	1,240	317
Terna - Rete Elettrica Nazionale Societa Per Azioni	29	230
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	27	1,093
Unipol Gruppo S.p.A.	49	608
		10,086
Sweden 3.0%
AAK AB (publ)	2	70
AB Sagax - Class B	3	55
Addlife AB - Class B	17	217
Addnode Group Aktiebolag (publ) - Class B	10	94
Aktiebolaget SKF - Class B	10	183
Aktiebolaget Volvo - Class A	4	97
Aktiebolaget Volvo - Class B	30	722
Alfa Laval AB	3	104
ASSA ABLOY AB - Class B	3	88
Atlas Copco Aktiebolag - Class A	20	303
Atlas Copco Aktiebolag - Class B	12	162
Avanza Bank Holding AB (a)	5	125
Axfood AB	7	153
Betsson AB - Class B (b)	20	259
Bilia AB - Class A	5	60
Billerud Aktiebolag (publ)	18	163
Boliden AB	10	270
Bure Equity AB	1	35
Castellum Aktiebolag (b)	6	63
Dometic Group AB (publ) (d)	60	283
Electrolux Professional AB (publ) - Class B	29	178
Elekta AB (publ) - Class B	16	88
Epiroc Aktiebolag - Class A	6	107
Epiroc Aktiebolag - Class B	4	65
Essity Aktiebolag (publ) - Class A	—	12
Essity Aktiebolag (publ) - Class B	10	269
Evolution AB (publ) (d)	2	122
Fortnox Aktiebolag	33	217
G&L Beijer Ref AB - Class B (a)	3	49
H & M Hennes & Mauritz AB - Class B (a)	10	136
Hemnet AB	2	46
Hexagon Aktiebolag - Class B	8	79
Hexpol AB - Class B	9	79
HMS Networks AB	3	110
Husqvarna Aktiebolag - Class B	12	65
Indutrade Aktiebolag	6	142
Lagercrantz Group Aktiebolag - Class B	—	1
Lifco AB (Publ) - Class B	3	73
Lindab International AB	6	134
Loomis AB - Class B	9	259
Medicover AB - Class B	8	134
Mycronic AB (publ)	4	140
NCAB Group AB (publ) (d)	6	38
NCC Aktiebolag - Class B	2	33
NIBE Industrier AB - Class B (a)	4	14
Nyfosa AB	22	212
Peab AB - Class B	23	162
Sandvik Aktiebolag	13	229
Scandic Hotels Group AB (a)	5	34
Securitas AB - Class B	9	109
Skandinaviska Enskilda Banken AB - Class A	18	248
Skanska AB - Class B	7	153
SSAB AB - Class B	33	130
Svenska Cellulosa Aktiebolaget SCA - Class A	1	13
Svenska Cellulosa Aktiebolaget SCA - Class B	9	114
Svenska Handelsbanken AB - Class A	10	108
SWECO Civil AB - Class B	6	90
Swedbank AB - Class A	6	124
Swedish Orphan Biovitrum AB (Publ) (b)	2	70
Tele2 AB - Class B	14	142
Telefonaktiebolaget LM Ericsson - Class A	1	7
Telefonaktiebolaget LM Ericsson - Class B	63	511
Telia Company AB	128	357
Thule Group AB (d)	2	59
Trelleborg AB - Class B	4	121
Vitec Software Group AB (publ) - Class B	2	80
Vitrolife AB	8	165
Volvo Cars AB - Class B (a) (b)	15	33
Wihlborgs Fastigheter AB	27	256
		9,623
Spain 2.6%
Acciona,S.A.	1	150
ACS, Actividades de Construccion y Servicios, S.A.	10	503
AENA, S.M.E., S.A. (d)	1	225
Amadeus IT Holding, S.A. (d)	6	457
Banco Bilbao Vizcaya Argentaria, S.A.	83	814
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	137
Banco de Sabadell, S.A.	381	741
Banco Santander, S.A.	144	664
Bankinter Sociedad Anonima (a)	70	557
CaixaBank, S.A.	86	464
Cellnex Telecom, S.A. (d)	3	105
CIE Automotive Sociedad Anonima (a)	3	89
Enagas S.A.	11	132
Endesa, S.A.	10	225
Ferrovial SE	1	43
Fluidra S.A.	3	70
Iberdrola, Sociedad Anonima	38	526
Industria de Diseno Textil, S.A.	9	456
Laboratorios Farmaceúticos Rovi, SA	—	19
Logista Integral SA.	4	111
Mapfre SA (a)	59	149
Redeia Corporacion SA	10	170
Repsol SA	51	612
Telefonica, S.A. (a)	180	736
Viscofan, S.A. (a)	4	282
		8,437
Denmark 2.3%
A.P. Moller - Maersk A/S - Class A	—	66
A.P. Moller - Maersk A/S - Class B	—	56
Carlsberg A/S - Class B	3	248
Coloplast A/S - Class B	3	296
Danske Bank A/S	24	676
Demant A/S (b)	12	424
DSV A/S	2	483
Genmab A/S (b)	—	30
Novo Nordisk A/S - Class B	27	2,284
Novozymes A/S - Class B	6	356
Orsted A/S (b) (d)	1	32
Pandora A/S	5	845
Ringkjobing Landbobank. Aktieselskab	7	1,120
Rockwool A/S - Class A	—	18
Rockwool A/S - Class B	—	57
Svitzer Group A/S (b)	—	6
Tryg A/S	18	382
Vestas Wind Systems A/S (b)	9	127
Zealand Pharma A/S (b)	1	99
		7,605
Hong Kong 1.5%
AIA Group Limited	101	732
Bank of East Asia, Limited, The	196	249
BOC Hong Kong (Holdings) Limited	42	135
Budweiser Brewing Company APAC Limited (d)	83	80
Cathay Pacific Airways Limited (a)	64	79
CK Asset Holdings Limited	35	145
CK Hutchison Holdings Limited	44	235
CK Infrastructure Holdings Limited	4	30
CLP Holdings Limited	17	147
ESR Group Limited (d)	77	119
Hang Lung Properties Limited	26	20
Hang Seng Bank, Limited	5	63
HK Electric Investments Limited	72	49
HKT Trust	203	252
Hong Kong Exchanges and Clearing Limited	8	313
Hongkong Land Holdings Limited	12	51
Hysan Development Company Limited	18	27
Man Wah Holdings Limited	59	37
Mandarin Oriental International Limited	12	21
MH Development Limited (a) (b) (c)	12	—
MTR Corporation Limited	15	52
New World Development Company Limited (a)	395	263

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Pacific Basin Shipping Limited	225	48
Power Assets Holdings Limited	10	70
Sino Land Company Limited	157	159
SITC International Holdings Company Limited	107	285
Sun Hung Kai Properties Limited	11	101
Swire Pacific Limited - Class A	2	18
Techtronic Industries Company Limited	22	296
United Laboratories International Holdings Ltd	50	80
WH Group Limited (d)	400	309
Wharf Real Estate Investment Company Limited	23	59
Xinyi Glass Holdings Limited	140	142
Yue Yuen Industrial (Holdings) Limited	99	222
		4,888
Finland 1.5%
Cargotec Oyj - Class B	1	73
Elisa Oyj	9	387
Kesko Oyj - Class B	6	122
Kone Corporation - Class B	4	216
Konecranes Abp	4	257
Mandatum Holding Oy	2	7
Metsa Board Oyj - Class B (a)	6	24
Metso Oyj	65	600
Neste Oyj (a)	6	72
Nokia Oyj	66	293
Nokia Oyj - Series A - ADR (a)	17	76
Nordea Bank Abp	58	629
Orion Oyj - Class B	3	139
Sampo Oyj - Class A	9	373
Sampo Oyj - Class A	6	250
Stora Enso Oyj - Class R	30	296
Tietoevry Oyj (a)	4	65
UPM-Kymmene Oyj	6	168
Valmet Oy (a)	21	507
Wartsila Oyj Abp	13	223
		4,777
Singapore 1.2%
ASMPT Limited	21	201
City Developments Limited	16	58
ComfortDelGro Corporation Limited	59	64
DBS Group Holdings Ltd	20	653
First Resources Limited	21	23
Genting Singapore Limited	132	74
Golden Agri-Resources Ltd.	564	109
Hafnia Limited	9	49
Jardine Cycle & Carriage Limited (a)	4	83
Keppel Infrastructure Trust	122	40
Keppel Ltd.	21	108
NetLink NBN Trust	83	53
Olam Group Limited	15	13
Oversea-Chinese Banking Corporation Limited	29	351
SATS Ltd.	13	35
Seatrium Limited (a) (b)	280	425
Sheng Siong Group Ltd.	42	50
Singapore Airlines Limited (a)	61	289
Singapore Exchange Limited	35	328
Singapore Technologies Engineering Ltd	21	73
Singapore Telecommunications Limited	24	54
United Overseas Bank Limited	20	529
UOL Group Limited	15	57
Venture Corporation Limited	9	86
Wilmar International Limited	108	244
		4,049
Belgium 1.1%
Ackermans	2	388
Ageas SA/NV	7	332
Anheuser-Busch InBev	10	492
argenx SE (b)	—	89
Azelis Group	2	48
CMB.TECH (a)	1	14
Colruyt Group	3	102
D'Ieteren Group	—	40
Elia Group	1	48
KBC Groep	9	724
Lotus Bakeries	—	446
NV Bekaert SA	1	32
Proximus (a)	6	30
Solvay (a)	6	206
UCB	2	310
Umicore	16	165
		3,466
Israel 1.0%
Alony Hetz Properties & Investments Ltd	2	15
Alrov Properties & Lodgings Ltd.	—	5
Azrieli Group Ltd.	1	54
Bank Hapoalim B.M.	23	279
Bank Leumi Le-Israel B.M.	31	368
Bezeq Israel Communications Company Ltd	40	57
Big Shopping Centers Ltd	—	36
Blue Square Real Estate Ltd	—	20
Camtek Ltd.	—	15
CLAL Insurance Enterprises Holdings Ltd	8	192
Elbit Systems Ltd.	—	44
Electra Ltd	—	55
Enlight Renewable Energy Ltd. (b)	3	47
Equital Ltd. (b)	2	84
Fattal Holdings (1998) Ltd. (b)	—	51
First International Bank of Israel Ltd.	2	109
Formula Systems (1985) Ltd.	2	144
Gav-Yam Land Corporation Ltd.	2	13
Harel Insurance Investments & Financial Services Ltd.	5	68
ICL Group Ltd	1	7
Industrial Buildings Corporation Ltd	11	34
Isracard Ltd.	31	140
Israel Discount Bank Limited	31	213
Isras - Investment Co. Ltd.	—	13
Magic Software Enterprises Ltd.	1	12
Matrix I.T. Ltd	10	225
Melisron Limited	—	29
Mizrahi Tefahot Bank Ltd	3	118
Next Vision Stabilized Systems Ltd	2	32
Nice Ltd (b)	—	31
Nova Ltd. (b)	—	59
Oil Refineries Ltd	279	72
OPC Energy Ltd	6	47
Partner Communications Ltd (b)	2	16
Paz Ashdod Refinery Ltd	1	12
Paz Retail And Energy Ltd	1	140
Perion Network Ltd. (b)	1	10
Shufersal Ltd.	4	44
Strauss Group Ltd	1	24
Teva Pharmaceutical Industries Ltd - ADR (b)	4	90
Teva Pharmaceutical Industries Ltd (b)	4	88
The Phoenix Holdings Ltd	6	91
Tower Semiconductor Ltd. (b)	—	26
Y.H. Dimri Construction and Development Ltd.	—	17
		3,246
Norway 0.8%
Aker BP ASA	8	151
Aker Solutions ASA (d)	13	35
Atea ASA	6	75
Avance Gas As	3	21
Bluenord ASA (b)	1	83
Bonheur ASA	1	14
Borregaard ASA	4	67
Bw Lpg Limited	15	159
DNB Bank ASA	8	165
Dno Asa	19	17
Elkem ASA (b) (d)	42	65
Entra ASA (b) (d)	1	11
Equinor ASA	14	321
Flex Lng Ltd.	2	41
Frontline PLC	4	52
Gjensidige Forsikring ASA	1	24
Golden Ocean Group Limited	2	15
Hoegh Autoliners ASA	6	58
Kongsberg Gruppen ASA	1	58
Mowi ASA	3	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Nordic Semiconductor ASA (b)	2	15
Norsk Hydro ASA	11	63
Odfjell Drilling Ltd.	12	54
Orkla ASA	5	46
Protector Forsikring ASA	2	42
SalMar ASA	—	12
Scatec ASA (b) (d)	12	87
Schibsted ASA - Class B	4	115
Sparebank 1 Ostlandet	2	33
Sparebank 1 Sor-Norge ASA	8	103
Storebrand ASA	15	161
Telenor ASA	7	81
TGS-NOPEC Geophysical Company	8	81
Var Energi ASA	7	23
Veidekke ASA	14	179
Wallenius Wilhelmsen ASA	3	21
Yara International ASA	3	74
		2,677
Austria 0.5%
Andritz AG	4	178
BAWAG Group AG (d)	3	278
CA Immobilien Anlagen Aktiengesellschaft	3	63
Erste Group Bank AG	6	384
EuroTeleSites AG (b)	2	8
OMV Aktiengesellschaft	5	197
Raiffeisen Bank International AG	1	23
Strabag SE	1	21
Telekom Austria Aktiengesellschaft	7	54
Verbund AG	1	64
Vienna Insurance Group AG Wiener Versicherung Gruppe	4	111
voestalpine AG	5	93
Wienerberger AG	4	107
		1,581
Ireland 0.4%
AIB Group Public Limited Company	38	211
Bank of Ireland Group Public Limited Company	50	458
Glanbia Public Limited Company	12	163
Kerry Group Public Limited Company - Class A	3	250
Kingspan Group Public Limited Company	4	307
		1,389
United States of America 0.4%
Bausch Health Companies Inc. (b)	6	53
James Hardie Industries Public Limited Company - CHESS	7	228
Reliance Worldwide Corporation Limited	77	238
Samsonite International S.A. (d)	73	202
Universal Music Group N.V.	12	300
Waste Connections, Inc.	1	189
		1,210
New Zealand 0.3%
Air New Zealand Limited	113	38
Auckland International Airport Limited	10	50
Chorus Limited	15	74
Contact Energy Limited	16	85
EBOS Group Limited	3	59
Fisher & Paykel Healthcare Corporation Limited	3	55
Fletcher Building Limited (b)	42	67
Freightways Group Limited	8	48
Genesis Energy Limited	23	29
Infratil Limited	9	60
Mainfreight Limited	1	57
Mercury NZ Limited	3	10
Meridian Energy Limited	7	24
Port of Tauranga Limited	2	9
Ryman Healthcare Limited (b)	9	25
SKYCITY Entertainment Group Limited	43	35
Spark New Zealand Limited	28	46
Summerset Group Holdings Limited	14	101
The a2 Milk Company Limited (a) (b)	4	15
Xero Limited (b)	2	179
		1,066
Portugal 0.3%
Banco Comercial Portugues S.A.	867	418
EDP Renovaveis, S.A.	6	64
EDP, S.A.	34	108
Galp Energia, SGPS, S.A.	22	372
Jeronimo Martins, SGPS, S.A.	4	67
		1,029
Zambia 0.1%
First Quantum Minerals Ltd (b)	32	409
Nigeria 0.1%
Airtel Africa PLC	214	305
Burkina Faso 0.1%
Endeavour Mining Corporation	17	301
Luxembourg 0.1%
ArcelorMittal	1	14
SES - DRC	5	15
Tenaris S.A.	7	125
		154
Poland 0.0%
InPost S.A. (b)	9	150
Macau 0.0%
Galaxy Entertainment Group Limited	8	34
MGM China Holdings Limited	15	19
Sands China Ltd. (b)	14	38
SJM Holdings Limited (a) (b)	99	34
		125
Indonesia 0.0%
Nickel Industries Limited	223	114
Czech Republic 0.0%
CTP N.V.	6	92
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	42
China 0.0%
Cowell E Holdings Inc. (b)	5	18
Total Common Stocks (cost $297,462)		319,882
PREFERRED STOCKS 0.9%
Switzerland 0.6%
Roche Holding AG	7	1,984
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	1	92
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	50
Fuchs SE	2	83
Henkel AG & Co. KGaA (f)	3	270
Jungheinrich Aktiengesellschaft	3	88
Volkswagen Aktiengesellschaft (f)	5	417
		1,000
Italy 0.0%
Telecom Italia S.p.A.	25	8
Total Preferred Stocks (cost $3,736)		2,992
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (g)	—	—
Canada 0.0%
Constellation Software Inc. (b) (c)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 4.46% (h) (i)	3,131	3,131
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.36% (h) (i)	2,166	2,166
Total Short Term Investments (cost $5,297)		5,297
Total Investments 100.8% (cost $306,495)		328,171
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (0.8)%		(2,678)
Total Net Assets 100.0%		325,489

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $240 and 0.1% of the Fund.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	653	32,627	31,114	33	—	—	2,166	0.7
JNL Government Money Market Fund, 4.46% - Class SL	3,178	42,346	42,393	131	—	—	3,131	0.9
	3,831	74,973	73,507	164	—	—	5,297	1.6

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	870	804	0.3
Adyen N.V.	11/24/21	174	137	0.1
AENA, S.M.E., S.A.	09/09/22	148	225	0.1
Aker Solutions ASA	12/06/23	48	35	—
Amadeus IT Holding, S.A.	07/17/20	387	457	0.2
BAWAG Group AG	05/29/20	171	278	0.1
Budweiser Brewing Company APAC Limited	10/20/21	123	80	—
Cellnex Telecom, S.A.	06/25/19	141	105	—
Dometic Group AB (publ)	09/07/21	416	283	0.1
Elkem ASA	04/11/23	99	65	—
Emera Incorporated	01/05/21	188	164	0.1
Entra ASA	01/10/24	11	11	—
ESR Group Limited	02/17/23	118	119	—
Euronext N.V.	11/18/20	372	420	0.1
Evolution AB (publ)	05/06/22	154	122	—
Hapag-Lloyd Aktiengesellschaft	04/22/20	126	85	—
Just Eat Takeaway.Com N.V.	12/06/23	259	224	0.1
Knorr - Bremse Aktiengesellschaft	10/17/23	413	513	0.2
Koninklijke Philips N.V.	08/06/21	72	51	—
NCAB Group AB (publ)	02/23/24	45	38	—
Orsted A/S	12/23/20	101	32	—
Pirelli & C. S.p.A.	02/28/24	160	147	0.1
Poste Italiane - Societa' Per Azioni	08/23/22	63	102	—
Samsonite International S.A.	08/25/23	237	202	0.1
Scatec ASA	05/12/22	98	87	—
Siemens Healthineers AG	03/04/21	129	117	—
Thule Group AB	05/10/23	49	59	—
VAT Group AG	10/18/23	82	84	—
WH Group Limited	03/02/21	291	309	0.1
Zalando SE	05/24/24	86	111	—
		5,631	5,466	1.7

JNL/DFA International Core Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	3	March 2025	903	(4)	(12)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	45,415	274,467	—	319,882
Preferred Stocks	—	2,992	—	2,992
Warrants	—	—	—	—
Short Term Investments	5,297	—	—	5,297
	50,712	277,459	—	328,171
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(12)	—	—	(12)
	(12)	—	—	(12)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.8%
Information Technology 25.9%
3D Systems Corporation (a)	9	29
8X8, Inc. (a)	8	23
A10 Networks, Inc.	5	90
Accenture Public Limited Company - Class A	12	4,296
ACI Worldwide, Inc. (a)	7	340
Adeia Inc.	12	162
Adobe Inc. (a)	8	3,754
Advanced Energy Industries, Inc.	2	252
Advanced Micro Devices, Inc. (a)	22	2,603
Akamai Technologies, Inc. (a)	6	540
Alarm.Com Holdings, Inc. (a)	2	139
Alkami Technology, Inc. (a)	1	46
Allegro Microsystems Inc. (a)	6	136
Alpha and Omega Semiconductor Limited (a)	2	92
Altair Engineering Inc. - Class A (a)	1	61
Amdocs Limited	5	423
Amkor Technology, Inc.	14	348
Amphenol Corporation - Class A	24	1,646
Amtech Systems, Inc. (a)	1	5
Analog Devices, Inc.	7	1,419
ANSYS, Inc. (a)	2	633
AppFolio, Inc. - Class A (a)	—	123
Apple Inc.	297	74,259
Applied Materials, Inc.	16	2,681
Applied Optoelectronics, Inc. (a) (b)	1	38
AppLovin Corporation - Class A (a)	9	2,895
Arista Networks, Inc. (a)	13	1,432
Arrow Electronics, Inc. (a)	4	425
ASGN Incorporated (a)	3	265
Aspen Technology, Inc. (a)	2	503
Atlassian Corporation - Class A (a)	1	235
Autodesk, Inc. (a)	4	1,163
AvePoint, Inc. - Class A (a)	3	47
Aviat Networks, Inc. (a)	1	20
Avnet, Inc.	6	323
Axcelis Technologies, Inc. (a)	2	107
Badger Meter, Inc.	1	305
Bel Fuse Inc. - Class B	1	89
Belden Inc.	2	266
Benchmark Electronics, Inc.	3	131
Bentley Systems, Incorporated - Class B	8	366
Bill Holdings, Inc. (a)	4	310
Blackbaud, Inc. (a)	3	201
Blackline, Inc. (a)	2	102
Box, Inc. - Class A (a)	5	157
Broadcom Inc.	50	11,638
Cadence Design Systems, Inc. (a)	4	1,108
Calix, Inc. (a)	2	66
Cambium Networks Corp. (a) (b)	1	—
CCC Intelligent Solutions Holdings Inc. (a)	9	101
CDW Corp.	4	638
Cerence Inc. (a)	2	19
CEVA Inc. (a)	1	25
Ciena Corporation (a)	7	636
Cirrus Logic, Inc. (a)	3	250
Cisco Systems, Inc.	90	5,326
Clear Secure, Inc. - Class A	2	55
Clearfield, Inc. (a)	1	19
Cloudflare, Inc. - Class A (a)	3	298
Cognex Corporation	7	247
Cognizant Technology Solutions Corporation - Class A	15	1,158
Coherent Corp. (a)	7	679
Cohu, Inc. (a)	2	49
CommVault Systems, Inc. (a)	1	120
Comtech Telecommunications Corp. (a)	1	5
Confluent, Inc. - Class A (a)	1	30
Consensus Cloud Solutions, Inc. (a)	1	34
Corning Incorporated	26	1,235
Corsair Gaming, Inc. (a)	3	20
Crane Nxt, Co.	3	198
Credo Technology Group Holding Ltd (a)	2	165
CrowdStrike Holdings, Inc. - Class A (a)	2	542
CTS Corporation	2	107
Daktronics, Inc. (a)	5	83
Datadog, Inc. - Class A (a)	2	336
Dell Technologies Inc. - Class C	6	639
Digi International Inc. (a)	3	89
Digital Turbine USA, Inc. (a)	5	9
DigitalOcean Holdings, Inc. (a)	3	105
Diodes Incorporated (a)	2	134
DocuSign, Inc. (a)	4	338
Dolby Laboratories, Inc. - Class A	2	172
DoubleVerify Holdings, Inc. (a)	2	35
Dropbox, Inc. - Class A (a)	9	278
DXC Technology Company (a)	14	270
Dynatrace, Inc. (a)	5	291
E2Open Parent Holdings, Inc. - Class A (a)	20	54
Elastic N.V. (a)	2	195
Enphase Energy, Inc. (a)	4	255
Entegris, Inc.	5	462
EPAM Systems, Inc. (a)	1	311
ePlus inc. (a)	2	124
Extreme Networks, Inc. (a)	2	31
F5, Inc. (a)	3	677
Fabrinet (a)	2	511
Fair Isaac Corporation (a)	1	1,187
FARO Technologies, Inc. (a)	1	29
Fastly, Inc. - Class A (a)	7	69
First Solar, Inc. (a)	4	631
Flex Ltd. (a)	24	927
Formfactor, Inc. (a)	4	168
Fortinet, Inc. (a)	14	1,329
Frequency Electronics, Inc.	1	19
Freshworks, Inc. - Class A (a)	6	92
Gartner, Inc. (a)	2	1,060
Gen Digital Inc.	25	674
GitLab Inc. - Class A (a)	1	34
Globalfoundries Inc. (a) (b)	2	97
Globant S.A. (a)	1	315
GoDaddy Inc. - Class A (a)	3	659
Grid Dynamics Holdings, Inc. - Class A (a)	4	97
GSI Technology, Inc. (a)	1	3
Guidewire Software, Inc. (a)	2	390
Hackett Group, Inc., The	2	58
Harmonic, Inc. (a)	7	94
Hewlett Packard Enterprise Company	44	941
HP, Inc.	23	748
HubSpot, Inc. (a)	1	360
Ichor Holdings, Ltd. (a)	2	78
Infinera Corporation (a)	11	72
Informatica Inc. - Class A (a)	5	120
Information Services Group, Inc.	4	13
Insight Enterprises, Inc. (a)	2	282
Intapp US, Inc. (a)	1	57
Intel Corporation	80	1,611
InterDigital, Inc.	1	273
International Business Machines Corporation	20	4,491
Intevac, Inc. (a)	1	3
Intuit Inc.	4	2,358
IPG Photonics Corporation (a)	2	135
Itron, Inc. (a)	3	281
Jabil Inc.	8	1,140
JAMF Holding Corp. (a)	2	31
JFROG Ltd (a)	4	111
Juniper Networks, Inc.	21	791
Key Tronic Corporation (a)	—	2
Keysight Technologies, Inc. (a)	5	853
Kimball Electronics Group, LLC (a)	3	49
KLA Corporation	3	2,201
Knowles Corporation (a)	6	125
Kulicke and Soffa Industries, Inc.	3	119
KVH Industries, Inc. (a)	2	9
Kyndryl Holdings, Inc. (a)	16	542
Lam Research Corporation	25	1,803
Lattice Semiconductor Corporation (a)	5	258

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Littelfuse, Inc.	2	402
LiveRamp Holdings, Inc. (a)	4	111
Logility Supply Chain Solutions, Inc. - Class A	2	20
Lumentum Holdings Inc. (a)	4	312
MACOM Technology Solutions Holdings, Inc. (a)	3	335
Magnachip Semiconductor Corporation (a)	4	16
Manhattan Associates, Inc. (a)	2	580
Marvell Technology, Inc.	11	1,251
MaxLinear, Inc. (a)	4	83
MeridianLink, Inc. (a)	2	35
Methode Electronics, Inc.	4	47
Microchip Technology Incorporated	16	910
Micron Technology, Inc.	15	1,253
Microsoft Corporation	138	58,027
Mirion Technologies (US), Inc. - Class A (a)	4	66
Mitek Systems, Inc. (a)	1	10
MKS Instruments, Inc.	3	337
MongoDB, Inc. - Class A (a)	1	197
Monolithic Power Systems, Inc.	1	493
Motorola Solutions, Inc.	4	1,701
N-Able, Inc. (a)	6	53
Napco Security Technologies, Inc.	2	70
nCino OpCo, Inc. (a)	2	76
NCR Voyix Corporation (a)	10	138
NetApp, Inc.	6	729
NETGEAR, Inc. (a)	2	62
NetScout Systems, Inc. (a)	5	117
Nlight, Inc. (a)	2	21
Novanta Inc. (a)	2	265
Nutanix, Inc. - Class A (a)	3	214
NVE Corporation	—	38
NVIDIA Corporation	574	77,044
NXP Semiconductors N.V.	8	1,598
Okta, Inc. - Class A (a)	6	440
Olo Inc. - Class A (a)	9	67
On Semiconductor Corporation (a)	18	1,122
ON24, Inc. (a)	6	41
OneSpan Inc.	3	62
Onto Innovation Inc. (a)	3	502
Oracle Corporation	35	5,894
Osi Systems, Inc. (a)	1	187
Palantir Technologies Inc. - Class A (a)	14	1,094
Palo Alto Networks, Inc. (a)	8	1,435
PAR Technology Corporation (a)	2	156
PC Connection, Inc.	2	171
PDF Solutions, Inc. (a)	2	64
Pegasystems Inc.	2	188
Penguin Solutions, Inc. (a)	3	63
Photronics, Inc. (a)	3	75
Plexus Corp. (a)	1	229
Power Integrations, Inc.	2	117
Procore Technologies, Inc. (a)	3	204
Progress Software Corporation	2	158
PTC Inc. (a)	2	460
Pure Storage, Inc. - Class A (a)	7	448
Q2 Holdings, Inc. (a)	2	212
Qorvo, Inc. (a)	5	344
Qualcomm Incorporated	22	3,424
Qualys, Inc. (a)	2	230
Rambus Inc. (a)	4	227
Ribbon Communications Inc. (a)	7	29
Richardson Electronics, Ltd.	1	8
Rimini Street, Inc. (a)	3	8
RingCentral, Inc. - Class A (a)	2	65
Rogers Corporation (a)	1	96
Roper Technologies, Inc.	2	890
Salesforce, Inc.	12	4,168
Samsara Inc. - Class A (a)	3	112
Sanmina Corporation (a)	3	242
Sapiens International Corporation N.V.	1	22
ScanSource, Inc. (a)	2	100
Seagate Technology Holdings Public Limited Company	5	437
SentinelOne, Inc. - Class A (a)	5	105
ServiceNow, Inc. (a)	2	1,941
Silicon Laboratories Inc. (a)	2	195
Sitime Corporation (a)	1	181
Skyworks Solutions, Inc.	6	507
Snowflake Inc. - Class A (a)	1	182
SolarEdge Technologies Ltd. (a) (b)	1	14
SolarWinds Corporation	5	65
SPS Commerce, Inc. (a)	—	50
Synaptics Incorporated (a)	2	143
Synchronoss Technologies, Inc. (a)	—	5
Synopsys, Inc. (a)	2	874
TD SYNNEX Corporation	5	579
Te Connectivity Public Limited Company	7	1,037
Teledyne Technologies Incorporated (a)	1	661
Telos Corporation (a)	5	18
Teradata Corporation (a)	4	135
Teradyne, Inc.	5	580
TeraWulf Inc. (a) (b)	12	69
Texas Instruments Incorporated	16	3,089
TransAct Technologies Incorporated (a)	—	—
Trimble Inc. (a)	7	514
TTM Technologies, Inc. (a)	7	184
Twilio Inc. - Class A (a)	6	616
Tyler Technologies, Inc. (a)	1	486
Uipath, Inc. - Class A (a)	14	175
Ultra Clean Holdings, Inc. (a)	3	107
Unisys Corporation (a)	4	25
Unity Software Inc. (a)	7	154
Universal Display Corporation	2	345
Upland Software, Inc. (a) (b)	4	16
Veeco Instruments Inc. (a)	3	82
Verint Systems Inc. (a)	3	91
VeriSign, Inc. (a)	3	602
Vertex, Inc. - Class A (a)	2	104
Viavi Solutions Inc. (a)	12	125
Vishay Intertechnology, Inc.	5	86
Vishay Precision Group, Inc. (a)	1	16
Vontier Corporation	10	358
Western Digital Corporation (a)	11	634
Wolfspeed, Inc. (a) (b)	3	18
Workday, Inc. - Class A (a)	2	428
Xerox Holdings Corporation	13	107
Yext, Inc. (a)	10	62
Zebra Technologies Corporation - Class A (a)	2	607
Zeta Global Holdings Corp. - Class A (a)	2	31
Zoom Communications, Inc. - Class A (a)	5	427
Zscaler, Inc. (a)	1	232
		348,900
Financials 16.0%
1st Security Bank of Washington	1	21
1st Source Corporation	2	126
Acacia Research Corporation (a)	2	8
ACNB Corporation	1	34
Affiliated Managers Group, Inc.	2	452
Affirm Holdings, Inc. - Class A (a)	6	373
AFLAC Incorporated	11	1,180
Allstate Corporation, The	7	1,441
Ally Financial Inc.	19	676
Amalgamated Financial Corp.	2	74
Ambac Financial Group, Inc. (a)	2	30
Amerant Bancorp Inc. - Class A	2	37
American Coastal Insurance Corporation (a)	1	20
American Express Company	13	3,828
American Financial Group, Inc.	5	675
American International Group, Inc.	22	1,574
Ameriprise Financial, Inc.	4	2,131
Ameris Bancorp	5	297
Amerisafe, Inc.	1	72
AON Public Limited Company - Class A	4	1,415
Apollo Global Management, Inc.	6	1,047
Arch Capital Group Ltd.	13	1,175
Ares Management Corporation - Class A	3	482
Arrow Financial Corporation	2	61
Arthur J. Gallagher & Co.	4	1,041
Artisan Partners Asset Management Inc. - Class A	4	159

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Associated Banc-Corp	11	261
Assurant, Inc.	3	690
Assured Guaranty Ltd.	4	358
Atlantic Union Bank	7	258
Atlanticus Holdings Corporation (a)	1	55
Avidxchange Holdings, Inc. (a)	8	88
AXIS Capital Holdings Limited	6	488
Axos Financial, Inc. (a)	5	321
B. Riley & Co., LLC (b)	2	7
Baldwin Insurance Group, Inc. , The - Class A (a)	1	46
BancFirst Corporation	2	249
Bank of America Corporation	123	5,393
Bank of Hawaii Corporation	3	193
Bank of Marin Bancorp	2	41
Bank of N.T. Butterfield & Son Limited, The	4	146
Bank of New York Mellon Corporation, The	19	1,468
Bank OZK	8	364
BankFinancial Corporation	2	27
BankUnited, Inc.	5	200
Banner Corporation	3	188
Bar Harbor Bankshares	1	40
Baycom Corp	1	24
BCB Bancorp, Inc.	1	16
Berkshire Hathaway Inc. - Class B (a)	31	14,268
Berkshire Hills Bancorp, Inc.	4	105
BGC Group, Inc. - Class A	24	217
BlackRock, Inc.	2	2,076
Blackstone Inc. - Class A	5	933
Block, Inc. - Class A (a)	7	588
Blue Foundry Bancorp (a)	2	15
BM Technologies, Inc. - Class A (a) (b)	1	2
BOK Financial Corporation	4	470
Bread Financial Payments, Inc.	4	253
Bridgewater Bancshares, Inc. (a) (c)	1	14
Brighthouse Financial, Inc. (a)	5	218
Brightsphere Investment Group Inc.	2	57
Brookline Bancorp, Inc.	8	98
Brown & Brown, Inc.	9	961
Burke & Herbert Financial Services Corp.	—	26
Business First Bancshares, Inc.	1	36
Byline Bancorp, Inc.	3	100
C&F Financial Corporation	—	3
Cadence Bank	14	472
Camden National Corporation	2	69
Cantaloupe, Inc. (a)	2	23
Capital Bancorp, Inc.	—	12
Capital City Bank Group, Inc.	1	37
Capital One Financial Corporation	8	1,370
Capitol Federal Financial	13	79
Carter Bankshares, Inc. (a)	2	43
Cass Information Systems, Inc.	1	51
Cathay General Bancorp	5	250
CBOE Global Markets, Inc.	3	684
Central Pacific Financial Corp.	3	84
Charles Schwab Corporation, The	28	2,099
Chubb Limited	7	1,988
Cincinnati Financial Corporation	5	766
Citigroup Inc.	35	2,476
Citizens & Northern Corporation	1	14
Citizens Financial Group, Inc.	16	685
Citizens, Inc. - Class A (a) (b)	4	15
City Holding Company	1	117
Civista Bancshares, Inc.	2	47
CME Group Inc. - Class A	5	1,130
CNB Financial Corporation	1	33
Coastal Financial Corporation (a)	—	21
Cohen & Steers, Inc.	3	286
Coinbase Global, Inc. - Class A (a)	3	747
Columbia Banking System, Inc.	5	143
Columbia Financial, Inc. (a)	6	88
Comerica Incorporated	7	435
Commerce Bancshares, Inc.	9	578
Community Financial System, Inc.	4	225
Community Trust Bancorp, Inc.	2	95
Community West Bancshares	—	4
ConnectOne Bancorp, Inc.	3	76
Consumer Portfolio Services, Inc. (a)	2	23
Corebridge Financial, Inc.	12	355
Corpay Inc (a)	3	1,033
Crawford & Company - Class A	2	20
Crawford & Company - Class B	1	17
Credit Acceptance Corporation (a)	1	263
Crossfirst Bankshares, Inc. (a)	2	33
Cullen/Frost Bankers, Inc.	4	526
Customers Bancorp, Inc. (a)	2	113
CVB Financial Corp.	9	198
Diamond Hill Investment Group, Inc. - Class A	—	64
Dime Community Bancshares, Inc.	3	96
Discover Financial Services	8	1,405
Donegal Group Inc. - Class A	2	25
Donnelley Financial Solutions, Inc. (a)	3	166
Eagle Bancorp, Inc.	3	67
East West Bancorp, Inc.	9	879
Eastern Bankshares, Inc.	3	58
eHealth, Inc. (a)	2	14
Employers Holdings, Inc.	2	114
Encore Capital Group, Inc. (a)	2	79
Enova International, Inc. (a)	2	234
Enstar Group Limited (a)	1	408
Enterprise Bancorp, Inc.	1	28
Enterprise Financial Services Corp.	3	166
Equitable Holdings, Inc.	12	567
Equity Bancshares, Inc. - Class A	1	45
Erie Indemnity Company - Class A	1	278
Esquire Financial Holdings, Inc.	—	23
ESSA Bancorp, Inc.	1	19
Essent Group Ltd.	7	401
Euronet Worldwide, Inc. (a)	2	227
Evercore Inc. - Class A	2	514
Everest Group, Ltd.	1	545
EZCORP, Inc. - Class A (a)	6	68
F&G Annuities & Life, Inc.	2	65
F.N.B. Corporation	27	401
FactSet Research Systems Inc.	1	486
Farmers National Banc Corp.	1	11
FB Financial Corporation	4	207
Federal Agricultural Mortgage Corporation - Class C	1	155
Federated Hermes, Inc. - Class B	5	200
Fidelity National Financial, Inc. - Class A	13	703
Fidelity National Information Services, Inc.	15	1,198
Fifth Third Bancorp	24	1,012
Financial Institutions, Inc.	2	52
First American Financial Corporation	7	443
First Bancorp	3	136
First Bancorp, Inc., The	1	31
First Bancorp.	14	253
First Bancshares Inc.	1	27
First Bank of New Jersey	1	16
First Busey Corporation	4	92
First Business Financial Services, Inc.	1	43
First Citizens BancShares, Inc. - Class A	1	1,082
First Commonwealth Financial Corporation	6	105
First Community Bancshares, Inc.	2	73
First Financial Bancorp.	7	192
First Financial Bankshares, Inc.	6	234
First Financial Corporation	1	44
First Financial Northwest, Inc.	1	22
First Foundation Inc.	4	25
First Hawaiian, Inc.	9	221
First Horizon Corporation	33	659
First Internet Bancorp	1	30
First Interstate BancSystem, Inc. - Class A	7	220
First Merchants Corporation	4	168
First Mid Bancshares, Inc.	2	61
First of Long Island Corporation, The	2	27
First Western Financial, Inc. (a)	1	10
FirstCash, Inc.	3	363
Fiserv, Inc. (a)	10	2,137
Flushing Financial Corporation	3	50
Flywire Corporation (a)	—	8
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Franklin Resources, Inc.	20	404
Fulton Financial Corporation	13	255
FVCBankcorp, Inc. (a)	2	20
Genworth Financial, Inc. - Class A (a)	30	210
German American Bancorp, Inc.	3	110
Glacier Bancorp, Inc.	6	318
Global Payments Inc.	8	918
Globe Life Inc.	6	619
Goldman Sachs Group, Inc., The	6	3,314
Goosehead Insurance, Inc. - Class A (a)	1	101
Great Southern Bancorp, Inc.	2	109
Green Dot Corporation - Class A (a)	3	37
Greenlight Capital Re, Ltd. - Class A (a)	3	45
Guaranty Bancshares, Inc.	—	14
Hamilton Lane Incorporated - Class A	1	218
Hancock Whitney Corporation	6	310
Hanmi Financial Corporation	3	64
Hanover Insurance Group Inc, The	3	390
HarborOne Bancorp, Inc.	6	75
Hartford Financial Services Group, Inc. , The	15	1,613
HBT Financial, Inc.	1	14
HCI Group, Inc. (b)	1	132
Heartland Financial USA, Inc.	4	221
Hennessy Advisors, Inc. (b)	—	5
Heritage Commerce Corp	5	43
Heritage Financial Corporation	3	83
Heritage Insurance Holdings, Inc. (a)	3	32
Hilltop Holdings Inc.	5	138
Hingham Institution For Savings, The (b)	—	54
Home BancShares, Inc.	11	324
HomeStreet, Inc. (a)	3	33
Hometrust Bancshares, Inc.	1	48
Hope Bancorp, Inc.	10	118
Horace Mann Educators Corporation	3	124
Horizon Bancorp, Inc.	5	73
Houlihan Lokey, Inc. - Class A	3	515
Huntington Bancshares Incorporated	49	796
I3 Verticals, Inc. - Class A (a)	2	39
Independence Holdings, LLC	9	473
Independent Bank Corp.	3	173
Independent Bank Corporation	2	73
Independent Bank Group, Inc.	4	232
Interactive Brokers Group, Inc. - Class A	1	229
Intercontinental Exchange, Inc.	8	1,154
International Bancshares Corporation	5	333
International Money Express Inc. (a)	3	59
Invesco Ltd.	23	400
Investors Title Company	—	24
Jack Henry & Associates, Inc.	3	508
James River Group, Inc.	2	8
Janus Henderson Group PLC	12	493
Jefferies Financial Group Inc.	11	837
JPMorgan Chase & Co.	69	16,620
Kearny Financial Corp	5	32
KeyCorp	30	507
Kinsale Capital Group, Inc.	1	592
KKR & Co. Inc. - Class A	10	1,497
Lakeland Financial Corporation	2	121
Lazard, Inc.	4	185
LendingClub Corporation (a)	9	147
LendingTree, Inc. (a)	—	17
Lincoln National Corporation	7	224
Live Oak Bancshares, Inc.	3	135
Loews Corporation	8	715
LPL Financial Holdings Inc.	3	1,082
M&T Bank Corporation	6	1,038
Maiden Holdings, Ltd. (a)	9	16
Markel Group Inc. (a)	—	751
MarketAxess Holdings Inc.	1	250
Marqeta, Inc. - Class A (a)	7	25
Marsh & Mclennan Companies, Inc.	10	2,054
MasterCard Incorporated - Class A	18	9,221
Mercantile Bank Corporation	2	73
Merchants Bancorp, Inc.	3	111
Mercury General Corporation	4	298
MetLife, Inc.	19	1,548
Metrocity Bankshares, Inc.	1	28
Metropolitan Bank Holding Corp. (a)	1	57
MGIC Investment Corporation	18	427
Mid Penn Bancorp, Inc.	1	16
Midland States Bancorp, Inc.	2	38
MidWestOne Financial Group, Inc.	1	22
Moody's Corporation	3	1,577
Morgan Stanley	29	3,590
Morningstar, Inc.	2	786
Mr. Cooper Group Inc. (a)	4	432
MSCI Inc. - Class A	2	1,009
MVB Financial Corp.	1	12
Nasdaq, Inc.	15	1,144
National Bank Holdings Corporation - Class A	3	131
National Bankshares, Inc.	—	2
Navient Corporation	12	160
NBT Bancorp Inc.	4	195
NCR Atleos Corporation (a)	5	170
Nelnet, Inc. - Class A	2	228
NI Holdings Inc. (a)	1	14
Nicolet Bankshares, Inc.	1	132
NMI Holdings, Inc. - Class A (a)	6	213
Northeast Bank	—	46
Northern Trust Corporation	7	695
Northfield Bancorp Inc.	5	61
Northrim Bancorp, Inc.	—	31
Northwest Bancshares, Inc.	9	122
Norwood Financial Corp.	—	9
OceanFirst Financial Corp.	6	108
OFG Bancorp	4	175
Old National Bancorp	22	483
Old Republic International Corporation	15	560
Old Second Bancorp, Inc.	1	13
Onity Group Inc. (a)	—	7
Open Lending Corporation - Class A (a)	3	18
Oppenheimer Holdings Inc. - Class A	1	70
Origin Bancorp, Inc.	1	27
Orrstown Financial Services, Inc.	1	35
Oscar Health, Inc. - Class A (a)	8	113
P.C.B. Bancorp, Inc.	1	11
Pacific Premier Bancorp, Inc.	7	179
Palomar Holdings, Inc. (a)	1	85
Park National Corporation	1	203
Parke Bancorp, Inc.	1	14
Pathward Financial, Inc.	2	165
Payoneer Global Inc. (a)	22	220
PayPal Holdings, Inc. (a)	18	1,562
Paysafe Limited (a)	5	79
Peapack-Gladstone Financial Corporation	1	41
Penns Woods Bancorp, Inc.	—	10
PennyMac Financial Services, Inc.	1	106
Peoples Bancorp Inc.	2	66
Peoples Financial Services Corp.	—	11
Pinnacle Financial Partners, Inc.	4	491
Pioneer Bancorp, Inc. (a)	1	13
Piper Sandler Companies	1	285
PJT Partners Inc. - Class A	1	109
Popular, Inc.	6	546
PRA Group, Inc. (a)	4	74
Preferred Bank	1	105
Premier Financial Corporation	3	89
Primerica, Inc.	3	808
Primis Financial Corp.	3	36
Principal Financial Group, Inc.	8	612
ProAssurance Corporation (a)	4	71
PROG Holdings, Inc.	3	113
Prosperity Bancshares, Inc.	6	473
Provident Bancorp Inc. (a)	1	13
Provident Financial Holdings, Inc.	—	7
Provident Financial Services, Inc.	11	199
Prudential Financial, Inc.	12	1,451
QCR Holdings, Inc.	1	79
Radian Group Inc.	11	335
Raymond James Financial, Inc.	7	1,046

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Red River Bancshares, Inc.	—	10
Regional Management Corp.	2	61
Regions Financial Corporation	28	663
Reinsurance Group of America, Incorporated	4	814
RenaissanceRe Holdings Ltd	3	636
Renasant Corporation	4	150
Repay Holdings Corporation - Class A (a)	2	14
Republic Bancorp, Inc. - Class A	2	106
RLI Corp.	3	415
Robinhood Markets, Inc. - Class A (a)	20	747
Rocket Companies, Inc. - Class A (a) (b)	13	143
S & T Bancorp, Inc.	3	130
S&P Global Inc.	4	2,135
Safety Insurance Group, Inc.	1	116
Sandy Spring Bancorp, Inc.	4	135
Seacoast Banking Corporation of Florida	4	104
SEI Investments Company	8	639
Selective Insurance Group, Inc.	4	330
ServisFirst Bancshares, Inc.	3	250
Shift4 Payments, LLC - Class A (a)	2	194
Shore Bancshares, Inc.	1	24
Sierra BanCorp	1	42
Simmons First National Corporation - Class A	9	195
SiriusPoint Ltd. (a)	12	189
Skyward Specialty Insurance Group, Inc. (a)	3	131
SLM Corporation	17	471
Smartfinancial, Inc.	1	27
SoFi Technologies, Inc. (a)	19	285
South Plains Financial, Inc.	1	27
Southern First Bancshares, Inc. (a)	1	48
Southern Missouri Bancorp, Inc.	1	33
Southside Bancshares, Inc.	3	83
Southstate Corporation	5	507
State Street Corporation	9	897
Stellar Bancorp, Inc.	1	36
Sterling Bancorp, Inc. (a)	3	12
Stewart Information Services Corporation	3	170
Stifel Financial Corp.	5	570
Stock Yards Bancorp, Inc.	2	138
StoneX Group Inc. (a)	2	244
Synchrony Financial	15	976
Synovus Financial Corp.	10	533
T. Rowe Price Group, Inc.	8	856
Territorial Bancorp Inc.	1	11
Texas Capital Bancshares, Inc. (a)	4	299
TFS Financial Corporation	11	133
The Bancorp, Inc. (a)	5	237
The Carlyle Group, Inc.	13	655
The PNC Financial Services Group, Inc.	8	1,510
The Progressive Corporation	10	2,358
The Western Union Company	20	216
Tiptree Inc.	3	62
Toast, Inc. - Class A (a)	8	305
Tompkins Financial Corporation	1	80
TowneBank	6	207
Tradeweb Markets Inc. - Class A	3	405
Travelers Companies, Inc. , The	12	2,959
TriCo Bancshares	3	125
Triumph Financial, Inc. (a)	2	151
Truist Financial Corporation	27	1,153
Trupanion, Inc. (a)	1	48
Trustco Bank Corp N Y	2	63
Trustmark Corporation	4	157
U.S. Bancorp	36	1,737
UMB Financial Corporation	4	418
United Bankshares, Inc.	11	403
United Community Banks, Inc.	8	256
United Fire Group, Inc.	2	66
Unity Bancorp, Inc.	—	17
Universal Insurance Holdings, Inc.	3	71
Univest Financial Corporation	3	89
Unum Group	10	708
UWM Holdings Corporation - Class A	2	9
Valley National Bancorp	32	288
Velocity Financial Inc. (a)	1	17
Veritex Holdings, Inc.	4	102
Victory Capital Holdings, Inc. - Class A	3	172
Virtu Financial, Inc. - Class A	6	229
Virtus Investment Partners, Inc.	1	139
Visa Inc. - Class A	33	10,555
Voya Financial, Inc.	5	358
W. R. Berkley Corporation	12	685
WAFD, Inc.	6	192
Walker & Dunlop, Inc.	3	267
Washington Trust Bancorp, Inc.	2	65
Waterstone Financial, Inc.	3	44
Webster Financial Corporation	11	621
Wells Fargo & Company	79	5,576
WesBanco, Inc.	4	145
West Bancorporation, Inc.	2	39
Westamerica Bancorporation	2	107
Western Alliance Bancorporation	7	599
Westwood Holdings Group, Inc.	1	12
Wex, Inc. (a)	3	469
White Mountains Insurance Group Ltd	—	335
Willis Towers Watson Public Limited Company	3	1,005
Wintrust Financial Corporation	4	518
WisdomTree, Inc.	10	106
World Acceptance Corporation (a)	1	83
WSFS Financial Corporation	4	233
Zions Bancorporation, National Association	10	537
Zurich American Corporation	5	306
		215,217
Industrials 12.1%
3M Company	11	1,384
A. O. Smith Corporation	8	522
AAON, Inc.	4	493
AAR Corp. (a)	2	128
ABM Industries Incorporated	4	211
ACCO Brands Corporation	8	43
Acuity Brands, Inc.	2	569
ACV Auctions Inc. - Class A (a)	6	133
Advanced Drainage Systems, Inc.	5	562
AECOM	5	581
AeroVironment, Inc. (a)	1	198
AGCO Corporation	5	513
Air Lease Corporation - Class A	9	429
Air Transport Services Group, Inc. (a)	3	77
Alamo Group Inc.	1	151
Alaska Air Group, Inc. (a)	9	564
Albany International Corp. - Class A	2	125
Alight, Inc. - Class A	12	84
Allegiant Travel Company	1	53
Allegion Public Limited Company	5	623
Allison Systems, Inc.	7	751
Alta Equipment Group Inc. - Class A	2	13
Amentum Holdings, Inc. (a)	4	91
Ameresco, Inc. - Class A (a)	1	27
American Airlines Group Inc. (a)	23	405
American Woodmark Corporation (a)	1	95
AMETEK, Inc.	7	1,268
API Group Corporation (a)	14	504
Apogee Enterprises, Inc.	2	156
Applied Industrial Technologies, Inc.	2	547
Arcbest Corporation	1	109
Arcosa, Inc.	4	369
Argan, Inc.	1	151
Armstrong World Industries, Inc.	3	390
Array Tech, Inc. (a)	3	19
Astec Industries, Inc.	2	56
Astronics Corporation (a) (b)	2	35
Astronics Corporation - Class B (a)	1	24
Atkore Inc.	3	221
ATMUS Filtration Technologies Inc.	1	26
Automatic Data Processing, Inc.	9	2,677
Avis Budget Group, Inc. (a) (b)	2	133
Axon Enterprise, Inc. (a)	1	684
AZZ Inc.	2	188
Barnes Group Inc.	5	216

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Barrett Business Services, Inc.	2	87
Beacon Roofing Supply, Inc. (a)	6	606
Blue Bird Global Corporation (a)	1	34
BlueLinx Holdings Inc. (a)	1	77
Boeing Company, The (a)	11	1,879
Boise Cascade Company	3	377
Booz Allen Hamilton Holding Corporation - Class A	4	513
Bowman Consulting Group Ltd. (a)	1	33
Brady Corporation - Class A	3	211
BrightView Holdings, Inc. (a)	7	110
Brink's Company, The	3	241
Broadridge Financial Solutions, Inc.	4	836
Builders FirstSource, Inc. (a)	7	954
BWXT Government Group, Inc.	4	492
C.H. Robinson Worldwide, Inc.	6	639
Caci International Inc. - Class A (a)	1	565
Cadeler A/S - ADR (a)	1	19
Cadre Holdings, Inc.	1	19
Carlisle Companies Incorporated	2	661
Carrier Global Corporation	15	1,048
Casella Waste Systems, Inc. - Class A (a)	3	307
Caterpillar Inc.	10	3,808
CBIZ, Inc. (a)	3	276
CECO Environmental Corp. (a)	2	54
Chart Industries, Inc. (a)	1	126
Cimpress Public Limited Company (a)	1	101
Cintas Corporation	7	1,337
Civeo Corporation	1	15
Clarivate PLC (a) (b)	24	122
Clean Harbors, Inc. (a)	4	1,013
CNH Industrial N.V.	39	438
Columbus McKinnon Corporation	2	69
Comfort Systems USA, Inc.	2	824
Commercial Vehicle Group, Inc. (a)	5	11
Concrete Pumping Holdings, Inc. (a)	1	8
Conduent Incorporated (a)	15	59
Construction Partners, Inc. - Class A (a)	3	278
Copa Holdings, S.A. - Class A	3	223
Copart, Inc. (a)	16	912
Core & Main, Inc. - Class A (a)	8	419
Costamare Inc.	8	103
Covenant Logistics Group, Inc. - Class A	1	52
CRA International, Inc.	1	118
Crane Company	3	475
CSG Systems International, Inc.	3	131
CSW Industrials, Inc.	1	285
CSX Corporation	54	1,731
Cummins Inc.	4	1,519
Curtiss-Wright Corporation	2	742
Dayforce, Inc. (a)	4	321
Deere & Company	8	3,308
Delta Air Lines, Inc.	36	2,192
Deluxe Corporation	5	105
Distribution Solutions Group, Inc. (a)	1	34
DNOW Inc. (a)	9	112
Donaldson Company, Inc.	7	464
Douglas Dynamics, Inc.	2	51
Dover Corporation	4	790
Driven Brands Holdings Inc. (a)	2	39
Ducommun Incorporated (a)	1	82
Dun & Bradstreet Holdings, Inc.	13	160
DXP Enterprises, Inc. (a)	1	85
Dycom Industries, Inc. (a)	2	355
Eaton Corporation Public Limited Company	5	1,772
EMCOR Group, Inc.	2	767
Emerson Electric Co.	8	965
Energy Recovery, Inc. (a)	3	39
Enerpac Tool Group Corp. - Class A	4	179
EnerSys	3	264
Ennis, Inc.	3	68
Enpro Inc.	1	238
Enviri Corporation (a)	8	60
Equifax Inc.	3	786
ESAB Corporation	3	400
ESCO Technologies Inc.	2	211
Everus Construction Group, Inc. (a)	4	234
ExlService Holdings, Inc. (a)	7	333
Expeditors International of Washington, Inc. - Class A	7	721
Exponent, Inc.	2	196
Fastenal Company	17	1,193
Federal Signal Corporation	3	315
FedEx Corporation	8	2,203
Ferguson Enterprises Inc.	6	1,078
First Advantage Corporation (a)	5	85
Flowserve Corporation	7	423
Fluence Energy, Inc. - Class A (a) (b)	4	64
Fluor Corporation (a)	8	381
Forrester Research, Inc. (a)	2	26
Fortive Corporation	11	802
Fortune Brands Innovations, Inc.	8	551
Franklin Covey Co. (a)	1	41
Franklin Electric Co., Inc.	3	281
FTAI Infrastructure Inc.	4	31
FTI Consulting, Inc. (a)	2	291
FuelCell Energy, Inc. (a) (b)	—	4
Gates Industrial Corporation PLC (a)	5	107
GATX Corporation	3	390
GE Vernova Inc.	3	1,045
Genco Shipping & Trading Limited	1	11
Gencor Industries, Inc. (a)	1	10
Generac Holdings Inc. (a)	2	272
General Dynamics Corporation	5	1,218
General Electric Company	13	2,177
Genpact Limited	10	430
Gibraltar Industries, Inc. (a)	2	144
Global Industrial Company	3	79
GMS Inc. (a)	2	206
Gorman- Rupp Company, The	2	76
Graco Inc.	7	625
Graham Corporation (a)	—	18
Granite Construction Incorporated	3	252
Great Lakes Dredge & Dock Corporation (a)	7	83
Griffon Corporation	3	179
GXO Logistics Inc. (a)	8	339
H&E Equipment Services, Inc.	3	171
Hayward Holdings, Inc. (a)	3	48
Healthcare Services Group, Inc. (a)	5	58
Heartland Express, Inc.	5	54
HEICO Corporation	1	351
HEICO Corporation - Class A	2	353
Heidrick & Struggles International, Inc.	2	96
Helios Technologies, Inc.	2	97
Herc Holdings Inc.	3	501
Hertz Global Holdings, Inc. (a) (b)	22	81
Hexcel Corporation	3	187
Hillenbrand, Inc.	3	105
Hillman Solutions Corp. - Class A (a)	11	108
HNI Corporation	3	151
Honeywell International Inc.	13	2,857
Howmet Aerospace Inc.	10	1,106
Hub Group, Inc. - Class A	5	213
Hubbell Incorporated	2	646
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	6	33
Huntington Ingalls Industries, Inc.	2	397
Hurco Companies, Inc.	—	6
Huron Consulting Group Inc. (a)	1	139
Hyster-Yale, Inc. - Class A	1	57
IBEX Limited (a)	1	18
ICF International, Inc.	1	171
IDEX Corporation	2	456
IES Holdings, Inc. (a)	2	396
Illinois Tool Works Inc.	8	1,939
Ingersoll Rand Inc.	10	939
Insperity, Inc.	1	115
Insteel Industries, Inc.	1	28
Interface, Inc. - Class A	6	148
ITT Inc.	5	702
J.B. Hunt Transport Services, Inc.	6	1,006

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Jacobs Solutions Inc.	4	580
Janus International Group, Inc. (a)	2	15
JELD-WEN Holding, Inc. (a)	6	49
JetBlue Airways Corporation (a) (b)	22	174
John Bean Technologies Corporation	2	247
Johnson Controls International Public Limited Company	12	942
Kadant Inc.	1	236
KBR, Inc.	9	497
Kelly Services, Inc. - Class A	4	50
Kennametal Inc.	6	144
Kforce Inc.	1	59
Kirby Corporation (a)	4	424
Knight-Swift Transportation Holdings Inc. - Class A	9	473
Korn Ferry	4	299
Kratos Defense & Security Solutions, Inc. (a)	8	199
L. B. Foster Company (a)	1	27
L3Harris Technologies, Inc.	6	1,186
Landstar System, Inc.	2	362
Leidos Holdings, Inc.	5	676
Lennox International Inc.	1	669
Leonardo DRS, Inc. (a)	1	27
Lincoln Electric Holdings, Inc.	3	528
Lindsay Corporation	—	55
Liquidity Services, Inc. (a)	2	54
Lockheed Martin Corporation	6	2,953
LSI Industries Inc.	1	23
Luxfer Holdings PLC	2	20
Lyft, Inc. - Class A (a)	9	119
ManpowerGroup Inc.	2	127
Marten Transport, Ltd.	5	78
Masco Corporation	7	541
MasTec, Inc. (a)	5	633
Masterbrand, Inc. (a)	9	132
Matrix Service Company (a)	3	39
Matson Intermodal - Paragon, Inc.	3	350
Matthews International Corporation - Class A	2	49
Maximus, Inc.	4	293
Mayville Engineering Company, Inc. (a)	1	15
McGrath RentCorp	1	168
Mercury Systems, Inc. (a)	3	127
Middleby Corporation, The (a)	3	446
Miller Industries, Inc.	1	83
Millerknoll, Inc.	4	84
Mine Safety Appliances Company, LLC	2	329
Mistras Group, Inc. (a)	3	23
Monocle Acquisition Corporation (a)	2	15
Montrose Environmental Group, Inc. (a)	2	28
MOOG Inc. - Class A	2	373
MRC Global Inc. (a)	6	81
MSC Industrial Direct Co., Inc. - Class A	3	217
Mueller Industries, Inc.	7	557
Mueller Water Products, Inc. - Class A	9	192
MYR Group Inc. (a)	1	119
N L Industries, Inc.	1	7
National Presto Industries, Inc.	1	61
Nextracker LLC - Class A (a)	2	70
NN, Inc. (a)	3	10
Nordson Corporation	1	309
Norfolk Southern Corporation	5	1,223
Northrop Grumman Corporation	3	1,188
Northwest Pipe Company (a)	1	48
NV5 Global, Inc. (a)	4	71
Nvent Electric Public Limited Company	9	620
Old Dominion Freight Line, Inc.	5	906
Omega Flex, Inc.	—	4
Openlane, Inc. (a)	9	181
Orion Group Holdings, Inc. (a)	2	12
Oshkosh Corporation	4	397
Otis Worldwide Corporation	9	880
Owens Corning	6	1,001
P.A.M. Transportation Services, Inc. (a)	1	20
PACCAR Inc	15	1,541
Pangaea Logistics Solutions Ltd.	3	18
Park Aerospace Technologies Corp.	2	31
Parker-Hannifin Corporation	3	1,649
Park-Ohio Holdings Corp.	1	34
Parsons Corporation (a)	5	502
Paychex, Inc.	8	1,176
Paycom Software, Inc.	2	351
Paycor HCM, Inc. (a)	2	40
Paylocity Holding Corporation (a)	1	250
Pentair Public Limited Company	9	905
Plug Power Inc. (a)	24	50
Powell Industries, Inc.	1	158
Preformed Line Products Company	—	24
Primoris Services Corporation	4	298
Proto Labs, Inc. (a)	2	69
Quad/Graphics, Inc. - Class A	4	31
Quanex Building Products Corporation	4	87
Quanta Services, Inc.	4	1,261
Radiant Logistics, Inc. (a)	3	23
RBC Bearings Incorporated (a)	1	429
Regal Rexnord Corporation	3	518
Republic Services, Inc.	6	1,148
Resideo Technologies, Inc. (a)	11	247
Resources Connection, Inc.	4	37
REV Group, Inc.	4	116
Robert Half Inc.	4	302
Rocket Lab USA, Inc. - Class A (a)	3	74
Rockwell Automation, Inc.	4	1,008
Rollins, Inc.	11	505
RTX Corporation	24	2,799
Rush Enterprises, Inc. - Class A	4	235
Rush Enterprises, Inc. - Class B	1	37
RXO Inc (a)	7	158
Ryder System, Inc.	4	635
Saia, Inc. (a)	1	558
Schneider National, Inc. - Class B	3	100
Science Applications International Corporation	3	310
Sensata Technologies Holding PLC	11	290
Shoals Technologies Group, Inc. - Class A (a)	2	13
Shyft Group, Inc.	3	33
SIFCO Industries, Inc. (a)	—	1
Simpson Manufacturing Co., Inc.	2	353
SiteOne Landscape Supply, Inc. (a)	2	267
SkyWest, Inc. (a)	4	375
Snap-on Incorporated	2	725
Southwest Airlines Co.	20	663
SPX Technologies, Inc. (a)	3	367
SS&C Technologies Holdings, Inc.	10	724
Standex International Corporation	1	182
Stanley Black & Decker, Inc.	6	507
Steelcase Inc. - Class A	7	79
Sterling Infrastructure, Inc. (a)	2	296
Stratasys, Inc. (a)	5	46
Sunrun Inc. (a)	11	102
Symbotic Inc. - Class A (a)	1	22
Taskus, Inc. - Class A (a)	—	8
Tecnoglass Inc.	3	244
Tennant Company	1	107
Terex Corporation	5	242
Tetra Tech, Inc.	13	512
Textron Inc.	8	615
The AZEK Company Inc. - Class A (a)	9	411
The Greenbrier Companies, Inc.	2	141
The Manitowoc Company, Inc. (a)	4	33
The Timken Company	5	329
Thermon Group Holdings, Inc. (a)	2	57
Titan Machinery Inc. (a)	1	18
Toro Company, The	5	397
Trane Technologies Public Limited Company	4	1,607
Transcat, Inc. (a)	—	49
TransDigm Group Incorporated	1	1,275
TransUnion	5	472
Trex Company, Inc. (a)	5	377
Trinet Group, Inc.	2	169
Trinity Industries, Inc.	6	220
TrueBlue, Inc. (a)	6	49
TTEC Holdings, Inc.	5	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Tutor Perini Corporation (a)	8	187
Twin Disc, Incorporated	1	14
Uber Technologies, Inc. (a)	18	1,069
UFP Industries, Inc.	5	526
U-Haul Holding Company (a) (b)	1	77
U-Haul Holding Company - Series N	8	538
Ultralife Corporation (a)	—	2
Unifirst Corporation	1	169
Union Pacific Corporation	14	3,084
United Airlines Holdings, Inc. (a)	20	1,946
United Parcel Service, Inc. - Class B	17	2,092
United Rentals, Inc.	3	2,025
Universal Logistics Holdings, Inc.	2	104
V2X, Inc. (a)	1	61
Valmont Industries, Inc.	1	392
Veralto Corporation	4	400
Verisk Analytics, Inc.	4	1,145
Vertiv Holdings Co - Class A	6	731
Vestis Corporation	8	118
Viad Corp (a)	2	70
Vicor Corporation (a)	1	68
Vm Consolidated, Inc. - Class A (a)	10	238
VSE Corporation (b)	1	114
W.W. Grainger, Inc.	1	1,524
Wabash National Corporation	1	25
Waste Management, Inc.	9	1,738
Watsco, Inc.	1	464
Watts Water Technologies, Inc. - Class A	2	307
Werner Enterprises, Inc.	4	162
WESCO International, Inc.	3	552
Westinghouse Air Brake Technologies Corporation	5	858
Willdan Group, Inc. (a)	1	37
Willis Lease Finance Corporation	—	49
Willscot Holdings Corporation - Class A (a)	11	373
Woodward, Inc.	4	593
XPO, Inc. (a)	6	780
Xylem Inc.	6	728
Zurn Elkay Water Solutions Corporation	3	103
		162,821
Consumer Discretionary 11.4%
1-800-Flowers.com, Inc. - Class A (a) (b)	4	29
Abercrombie & Fitch Co. - Class A (a)	3	475
Academy Sports & Outdoors, Inc.	5	307
Acushnet Holdings Corp.	4	314
Adient Public Limited Company (a)	3	54
ADT, Inc.	36	250
Adtalem Global Education Inc. (a)	3	259
Advance Auto Parts, Inc.	4	177
Airbnb, Inc. - Class A (a)	5	614
A-Mark Precious Metals, Inc.	1	21
Amazon.com, Inc. (a)	174	38,162
American Axle & Manufacturing Holdings, Inc. (a)	9	52
American Eagle Outfitters, Inc.	15	247
American Outdoor Brands, Inc. (a)	2	24
American Public Education, Inc. (a)	2	41
America's Car Mart, Inc. (a)	—	22
Aptiv PLC (a)	8	472
Aramark	15	551
Arhaus, Inc. - Class A	3	30
ARKO Corp. - Class A	3	20
Asbury Automotive Group, Inc. (a)	1	344
Autoliv, Inc.	6	571
AutoNation, Inc. (a)	4	624
AutoZone, Inc. (a)	—	1,172
Bassett Furniture Industries, Incorporated	—	7
Bath & Body Works, Inc.	10	406
Beazer Homes USA, Inc. (a)	3	78
Best Buy Co., Inc.	12	1,036
Beyond, Inc. (a)	2	8
Big 5 Sporting Goods Corporation	2	4
Biglari Holdings Inc. - Class A (a)	—	14
Biglari Holdings Inc. - Class B (a)	—	28
BJ's Restaurants, Inc. (a)	2	67
Bloomin' Brands, Inc.	5	60
Booking Holdings Inc.	1	2,897
Boot Barn Holdings, Inc. (a)	2	284
BorgWarner Inc.	16	495
Boyd Gaming Corporation	4	307
Bright Horizons Family Solutions, Inc. (a)	3	290
Brinker International, Inc. (a)	2	247
Brunswick Corporation	6	388
Build-A-Bear Workshop, Inc.	1	47
Burlington Stores, Inc. (a)	2	687
Caesars Entertainment, Inc. (a)	7	235
Caleres, Inc.	3	79
Camping World Holdings, Inc. - Class A	4	78
Capri Holdings Limited (a)	8	175
CarMax, Inc. (a)	6	469
Carnival Corporation (a)	30	750
Carriage Services, Inc.	2	63
Carter's, Inc.	3	159
Carvana Co. - Class A (a)	3	585
CAVA Group, Inc. (a)	2	243
Cavco Industries, Inc. (a)	1	236
Century Communities, Inc.	3	208
Cheesecake Factory Incorporated, The	5	216
Chegg, Inc. (a)	4	7
Chewy, Inc. - Class A (a)	3	85
Chipotle Mexican Grill, Inc. (a)	27	1,656
Choice Hotels International, Inc.	2	331
Churchill Downs Incorporated	4	553
Citi Trends, Inc. (a)	2	49
Columbia Sportswear Company	3	254
Cooper-Standard Holdings Inc. (a)	3	41
Coupang, Inc. - Class A (a)	23	498
Coursera, Inc. (a)	4	33
Cracker Barrel Old Country Store, Inc.	1	54
Crocs, Inc. (a)	3	301
Culp, Inc. (a)	2	9
D.R. Horton, Inc.	8	1,104
Dana Incorporated	6	70
Darden Restaurants, Inc.	5	999
Dave & Buster's, Inc. (a) (b)	2	70
Deckers Outdoor Corporation (a)	4	873
Denny's Corporation (a)	4	24
Destination XL Group, Inc. (a)	4	12
Dick's Sporting Goods, Inc.	3	763
Dillard's, Inc. - Class A (b)	1	400
Dine Brands Global, Inc.	1	38
DK Crown Holdings Inc. - Class A (a)	9	323
Domino's Pizza, Inc.	1	355
DoorDash, Inc. - Class A (a)	4	605
Dorman Products, Inc. (a)	2	265
Dream Finders Homes, Inc. - Class A (a) (b)	2	57
Duluth Holdings Inc. - Class B (a)	3	8
Duolingo, Inc. - Class A (a)	1	220
Dutch Bros Inc. - Class A (a)	2	111
eBay Inc.	21	1,326
El Pollo Loco Holdings, Inc. (a)	2	20
Escalade, Incorporated	1	13
Ethan Allen Interiors Inc.	3	72
ETSY, Inc. (a)	4	228
Expedia Group, Inc. (a)	3	549
FIGS, Inc. - Class A (a)	9	54
First Watch Restaurant Group, Inc. (a)	3	58
Five Below, Inc. (a)	2	232
Flexsteel Industries, Inc.	1	40
Floor & Decor Holdings, Inc. - Class A (a)	6	583
Foot Locker, Inc. (a)	4	83
Ford Motor Company	129	1,276
Fossil Group, Inc. (a)	5	9
Fox Factory Holding Corp. (a)	2	75
Frontdoor, Inc. (a)	5	258
GameStop Corp. - Class A (a)	7	217
Gap, Inc., The	26	612
Garmin Ltd.	6	1,209
Garrett Motion Inc.	3	27
General Motors Company	41	2,158
Gentex Corporation	12	334

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Gentherm Incorporated (a)	2	77
Genuine Parts Company	6	721
G-III Apparel Group, Ltd. (a)	2	59
Gopro Inc. - Class A (a)	8	9
Graham Holdings Co., Ltd. - Class B	—	234
Grand Canyon Education, Inc. (a)	2	265
Green Brick Partners, Inc. (a)	3	149
Group 1 Automotive, Inc.	1	448
Guess ?, Inc. (b)	5	75
H & R Block, Inc.	6	301
Hamilton Beach Brands Holding Company - Class A	1	17
Hanesbrands Inc. (a)	31	249
Harley-Davidson, Inc.	9	280
Hasbro, Inc.	7	374
Haverty Furniture Companies, Inc.	2	35
Helen of Troy Limited (a)	1	74
Hilton Grand Vacations Inc. (a)	2	82
Hilton Worldwide Holdings Inc.	4	1,073
Home Depot, Inc., The	21	8,261
Hooker Furnishings Corporation	1	19
Hovnanian Enterprises, Inc. - Class A (a)	1	71
Hyatt Hotels Corporation - Class A	2	294
Installed Building Products, Inc.	2	329
iRobot Corporation (a)	2	17
Jack in the Box Inc.	1	57
Johnson Outdoors Inc. - Class A	1	32
KB Home	5	361
Kohl's Corporation (b)	10	139
Kontoor Brands, Inc.	3	269
Lakeland Industries, Inc.	—	3
Lands' End, Inc. (a)	1	20
Las Vegas Sands Corp.	10	496
Laureate Education, Inc. - Class A (a)	14	258
La-Z-Boy Incorporated	3	114
LCI Industries	2	200
Lear Corporation	3	258
Leggett & Platt, Incorporated	9	89
Lennar Corporation - Class A	7	1,016
Lennar Corporation - Class B	1	96
Leslie's, Inc. (a)	3	6
Levi Strauss & Co. - Class A	6	110
LGI Homes, Inc. (a)	1	123
Life Time Group Holdings, Inc. (a)	6	131
Lifetime Brands, Inc.	1	7
Light & Wonder, Inc. (a)	4	389
Lithia Motors, Inc. - Class A	2	650
LKQ Corporation	10	353
Lovesac Company, The (a)	1	31
Lowe`s Companies, Inc.	10	2,501
Lucid Group, Inc. (a)	13	38
Lululemon Athletica Inc. (a)	3	1,140
M/I Homes, Inc. (a)	2	258
Macy's, Inc.	21	361
Malibu Boats, Inc. - Class A (a)	1	42
Marine Products Corporation	2	16
MarineMax, Inc. (a)	2	44
Marriott International, Inc. - Class A	4	1,178
Marriott Vacations Worldwide Corporation	2	173
MasterCraft Boat Holdings, Inc. (a)	1	15
Mattel, Inc. (a)	23	406
McDonald's Corporation	13	3,626
Meritage Homes Corporation	2	363
MGM Resorts International (a)	9	311
Mister Car Wash, Inc. (a)	14	103
Modine Manufacturing Company (a)	3	374
Mohawk Industries, Inc. (a)	3	317
Monarch Casino & Resort, Inc.	1	55
Monro, Inc.	3	70
Motorcar Parts of America, Inc. (a)	2	15
Movado Group, Inc.	1	22
Murphy USA Inc.	1	570
Nathan's Famous, Inc.	1	47
National Vision Holdings, Inc. (a)	5	50
Newell Brands Inc.	19	194
NIKE, Inc. - Class B	25	1,884
Nishka, Inc. - Class A (a)	3	42
Nordstrom, Inc.	12	292
Norwegian Cruise Line Holdings Ltd. (a)	8	212
NVR, Inc. (a)	—	1,096
Ollie's Bargain Outlet Holdings, Inc. (a)	3	356
OneSpaWorld Holdings Limited	7	137
O'Reilly Automotive, Inc. (a)	1	1,218
Oxford Industries, Inc.	1	74
Papa John's International, Inc.	1	57
Patrick Industries, Inc.	2	203
PENN Entertainment, Inc. (a)	6	128
Penske Automotive Group, Inc.	3	430
Perdoceo Education Corporation	6	155
PetMed Express, Inc. (a)	2	11
Phinia Inc.	3	147
Planet Fitness, Inc. - Class A (a)	4	415
Playa Hotels & Resorts N.V. (a)	8	105
Polaris Inc.	3	178
Pool Corporation	1	472
Potbelly Corporation (a)	2	19
PulteGroup, Inc.	10	1,140
Purple Innovation, Inc.	5	4
PVH Corp.	3	320
Quantumscape Battery, Inc. - Class A (a) (b)	3	16
Qurate Retail, Inc. - Series A (a)	37	12
Ralph Lauren Corporation - Class A	3	702
Red Robin Gourmet Burgers, Inc. (a) (b)	1	8
Red Rock Resorts, Inc. - Class A	3	117
Revelyst, Inc. (a)	4	72
Revolve Group Inc. - Class A (a)	1	38
RH (a)	1	332
Rivian Automotive, Inc. - Class A (a) (b)	16	219
Rocky Brands, Inc.	1	14
Ross Stores, Inc.	10	1,540
Royal Caribbean Cruises Ltd.	6	1,429
Sally Beauty Holdings, Inc. (a)	6	60
Service Corporation International	9	711
Shake Shack, Inc. - Class A (a)	2	266
SharkNinja, Inc. (a)	6	577
Shoe Carnival, Inc.	3	90
Signet Jewelers Limited	4	294
Skechers U.S.A., Inc. - Class A (a)	9	636
Skyline Champion Corporation (a)	3	271
Sleep Number Corporation (a)	1	22
Smith & Wesson Brands, Inc.	2	16
Sonic Automotive, Inc. - Class A	2	158
Sonos, Inc. (a)	3	44
Sportsman's Warehouse Holdings, Inc. (a)	3	8
Standard Motor Products, Inc.	2	74
Starbucks Corporation	20	1,804
Steven Madden, Ltd.	4	182
Stitch Fix, Inc. - Class A (a)	1	4
Stoneridge, Inc. (a)	3	19
Strategic Education, Inc.	1	128
Strattec Security Corporation (a)	—	9
Stride, Inc. (a)	4	419
Superior Group of Companies, Inc.	1	17
Sweetgreen, Inc. - Class A (a)	3	109
Tapestry, Inc.	16	1,038
Taylor Morrison Home II Corporation - Class A (a)	7	442
Tempur Sealy International, Inc.	7	400
Tesla Inc. (a)	27	10,880
Texas Roadhouse, Inc. - Class A	4	659
The Buckle, Inc.	5	249
The Cato Corporation - Class A	2	9
The Goodyear Tire & Rubber Company (a)	16	141
The ODP Corporation (a)	2	37
The Wendy's Company	13	204
Thor Industries, Inc.	4	354
Tile Shop Holdings, Inc. (a)	7	48
Tilly's, Inc. - Class A (a)	1	5
TJX Companies, Inc., The	23	2,774
Toll Brothers, Inc.	7	844
TopBuild Corp. (a)	2	690

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Topgolf Callaway Brands Corp. (a)	11	86
Tractor Supply Company	16	873
Travel + Leisure Co.	3	166
TRI Pointe Homes Holdings, Inc. (a)	7	251
Ulta Beauty, Inc. (a)	2	907
Under Armour, Inc. - Class A (a)	11	92
Under Armour, Inc. - Class C (a)	14	104
Unifi, Inc. (a)	2	13
United Parks And Resorts Inc. (a)	3	173
Universal Electronics Inc. (a)	1	9
Universal Technical Institute, Inc. (a)	2	43
Upbound Group, Inc.	4	124
Urban Outfitters, Inc. (a)	6	338
V.F. Corporation	17	358
Vail Resorts, Inc.	2	332
Valvoline, Inc. (a)	5	188
Vera Bradley, Inc. (a)	3	12
Victoria's Secret & Co. (a)	5	203
Visteon Corporation (a)	1	106
Vitamin Oldco Holdings, Inc. (a) (d)	7	—
VOXX International Corporation - Class A (a)	2	14
Warby Parker Inc. - Class A (a)	2	56
Weyco Group, Inc.	1	35
Whirlpool Corporation	3	356
Williams-Sonoma, Inc.	6	1,036
Wingstop Inc.	1	275
Winmark Corporation	—	67
Winnebago Industries, Inc.	1	62
Worthington Industries, Inc.	3	115
Wyndham Hotels & Resorts, Inc.	5	501
Wynn Resorts, Limited	3	269
YETI Holdings, Inc. (a)	5	182
Yum! Brands, Inc.	6	857
Zumiez Inc. (a)	2	43
		152,821
Health Care 9.7%
10X Genomics, Inc. - Class A (a)	1	20
Abbott Laboratories	30	3,446
AbbVie Inc.	38	6,726
Acadia Healthcare Company, Inc. (a)	4	168
Accolade, Inc. (a)	8	29
Accuray Incorporated (a)	6	11
AdaptHealth LLC - Class A (a)	11	109
Adaptive Biotechnologies Corporation (a)	4	21
Addus HomeCare Corporation (a)	1	139
Adicet Therapeutics, Inc. (a)	7	6
ADMA Biologics, Inc. (a)	7	125
Adverum Biotechnologies, Inc. (a)	1	5
Agilent Technologies, Inc.	7	966
Agilon Health Management, Inc. (a)	8	15
Aldeyra Therapeutics, Inc. (a)	4	21
Alector, Inc. (a)	5	10
Align Technology, Inc. (a)	2	425
Alkermes Public Limited Company (a)	9	260
Allakos Inc. (a)	—	—
Allogene Therapeutics, Inc. (a) (b)	13	28
Alnylam Pharmaceuticals, Inc. (a)	3	718
Amedisys, Inc. (a)	2	200
American Well Corporation - Class A (a)	—	2
Amgen Inc.	13	3,268
AMN Healthcare Services, Inc. (a)	3	66
Amneal Pharmaceuticals, Inc. - Class A (a)	5	39
AngioDynamics, Inc. (a)	4	41
ANI Pharmaceuticals, Inc. (a)	1	43
Anika Therapeutics, Inc. (a)	1	24
Arcellx Inc. (a)	1	51
Arcturus Therapeutics Holdings Inc. (a) (b)	3	49
Arcus Biosciences, Inc. (a)	6	82
Artivion, Inc. (a)	3	80
Assertio Holdings, Inc. (a) (b)	—	—
Astrana Health, Inc. (a)	2	63
AtriCure, Inc. (a)	2	53
Avanos Medical, Inc. (a)	1	23
Avantor, Inc. (a)	20	429
Avidity Biosciences, Inc. (a)	2	68
AxoGen, Inc. (a)	4	62
Azenta, Inc. (a)	2	79
Baxter International Inc.	16	464
Beam Therapeutics Inc. (a)	2	58
Becton, Dickinson and Company	5	1,049
Biogen Inc. (a)	4	542
BioLife Solutions, Inc. (a)	2	53
BioMarin Pharmaceutical Inc. (a)	6	370
Bio-Rad Laboratories, Inc. - Class A (a)	1	308
Bio-Techne Corporation	5	337
Bluebird Bio, Inc. (a) (b)	—	—
Boston Scientific Corporation (a)	25	2,248
Bristol-Myers Squibb Company	65	3,666
Brookdale Senior Living Inc. (a)	16	82
Bruker Corporation	6	369
C4 Therapeutics, Inc. (a)	7	25
Cardinal Health, Inc.	6	679
Castle Biosciences, Inc. (a)	1	19
Catalyst Pharmaceuticals, Inc. (a)	7	157
Cencora, Inc.	5	1,216
Centene Corporation (a)	16	948
Certara, Inc. (a)	9	94
Charles River Laboratories International, Inc. (a)	2	395
Chemed Corporation	1	388
Cogent Biosciences, Inc. (a)	2	14
Collegium Pharmaceutical, Inc. (a)	2	49
Community Health Systems, Inc. (a)	12	35
Concentra Group Holdings Parent, Inc.	7	141
CONMED Corporation	2	105
Cooper Companies, Inc., The (a)	6	557
Corcept Therapeutics Incorporated (a)	5	250
CorVel Corporation (a)	3	356
Cross Country Healthcare, Inc. (a)	2	43
Cryoport, Inc. (a)	2	16
Cumberland Pharmaceuticals, Inc. (a)	1	2
CVS Health Corporation	32	1,425
Danaher Corporation	9	1,997
DaVita Inc. (a)	3	465
Day One Biopharmaceuticals, Inc. (a)	1	16
Denali Therapeutics Inc. (a)	5	109
Dentsply Sirona Inc.	10	191
DexCom, Inc. (a)	5	419
Doximity, Inc. - Class A (a)	3	140
Dynavax Technologies Corporation (a)	4	57
Edgewise Therapeutics, Inc. (a)	1	31
Editas Medicine, Inc. (a)	2	2
Edwards Lifesciences Corporation (a)	12	863
Elanco Animal Health Incorporated (a)	23	284
Elevance Health, Inc.	5	1,828
Eli Lilly and Company	17	13,220
Embecta Corp.	1	19
Emergent BioSolutions Inc. (a)	4	39
Enanta Pharmaceuticals, Inc. (a)	2	9
Encompass Health Corporation	7	693
Enhabit Inc. (a)	4	31
Enovis Corporation (a)	2	103
Envista Holdings Corporation (a)	8	148
Enzo Biochem, Inc.	4	3
Evolent Health, Inc. - Class A (a)	6	67
Exact Sciences Corporation (a)	7	373
Exelixis, Inc. (a)	17	575
Fate Therapeutics, Inc. (a)	2	3
Fortrea Holdings Inc. (a)	4	77
Fulcrum Therapeutics, Inc. (a)	2	11
Fulgent Genetics, Inc. (a) (b)	1	26
GE HealthCare Technologies Inc.	14	1,106
Generation Bio Co. (a)	2	2
Gilead Sciences, Inc.	37	3,412
Globus Medical, Inc. - Class A (a)	2	149
GoodRx Holdings, Inc. - Class A (a)	3	15
Grail, Inc. (a) (b)	1	12
Haemonetics Corporation (a)	2	133
Halozyme Therapeutics, Inc. (a)	6	310
Harmony Biosciences Holdings Inc. (a)	2	60

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Harvard Bioscience, Inc. (a)	2	3
HCA Healthcare, Inc.	3	994
Health Catalyst, Inc. (a)	1	9
HealthEquity, Inc. (a)	4	423
Healthstream, Inc.	2	68
Henry Schein, Inc. (a)	6	386
Hologic, Inc. (a)	7	506
Humana Inc.	3	712
Icon Public Limited Company (a)	2	329
ICU Medical, Inc. (a)	—	47
IDEXX Laboratories, Inc. (a)	2	885
Illumina, Inc. (a)	2	330
Immunovant, Inc. (a)	—	7
Inari Medical, Inc. (a)	2	93
Incyte Corporation (a)	6	429
Innoviva, Inc. (a)	5	85
Inogen, Inc. (a)	1	11
Insmed Incorporated (a)	4	294
Inspire Medical Systems, Inc. (a)	—	52
Insulet Corporation (a)	2	497
Integer Holdings Corporation (a)	2	253
Integra LifeSciences Holdings Corporation (a)	3	70
Intellia Therapeutics, Inc. (a)	3	34
Intuitive Surgical, Inc. (a)	4	1,915
IQVIA Holdings Inc (a)	7	1,313
Iradimed Corporation	—	24
Jazz Pharmaceuticals Public Limited Company (a)	3	410
Johnson & Johnson	54	7,757
KalVista Pharmaceuticals Inc. (a)	2	16
Kiniksa Pharmaceuticals International, PLC - Class A (a)	1	20
Kodiak Sciences Inc. (a)	3	26
Krystal Biotech, Inc. (a)	1	220
Kymera Therapeutics, Inc. (a)	1	37
Labcorp Holdings Inc.	3	643
Lantheus Holdings, Inc. (a)	3	263
LeMaitre Vascular, Inc.	1	120
Lensar, Inc. (a)	—	4
Ligand Pharmaceuticals Incorporated (a)	1	134
LivaNova PLC (a)	4	164
MacroGenics, Inc. (a)	3	10
MannKind Corporation (a)	4	27
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	27
Masimo Corporation (a)	2	396
McKesson Corporation	2	1,276
Medpace Holdings, Inc. (a)	1	427
Medtronic, Inc.	23	1,845
MeiraGTx Holdings plc (a)	1	7
Merck & Co., Inc.	55	5,463
Merit Medical Systems, Inc. (a)	3	301
Mesa Laboratories, Inc.	—	35
Mettler-Toledo International Inc. (a)	—	592
Moderna, Inc. (a)	6	244
ModivCare Inc. (a)	2	19
Molina Healthcare, Inc. (a)	2	711
Myriad Genetics, Inc. (a)	6	78
Natera, Inc. (a)	3	451
National HealthCare Corporation	1	137
National Research Corporation	1	12
Nektar Therapeutics (a)	6	6
Neogenomics, Inc. (a)	7	110
Neurocrine Biosciences, Inc. (a)	3	478
Nevro Corp. (a)	2	7
Nurix Therapeutics, Inc. (a)	1	25
Nuvation Bio Operating Company LLC - Class A (a)	7	18
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	22
Omnicell, Inc. (a)	2	108
OptimizeRX Corporation (a)	2	12
Option Care Health, Inc. (a)	6	147
Orasure Technologies, Inc. (a)	4	15
Organogenesis Holdings Inc. - Class A (a)	8	26
Organon & Co.	13	192
Orthofix Medical Inc. (a)	3	60
Orthopediatrics Corp. (a)	1	32
Owens & Minor, Inc. (a)	7	89
Pacific Biosciences of California, Inc. (a) (b)	5	10
Pacira Pharmaceuticals, Inc. (a)	3	56
Patterson Companies, Inc.	5	140
PDL BioPharma, Inc. (a) (b) (d)	6	7
Pediatrix Medical Group, Inc. (a)	7	89
Pennant Group, Inc. , The (a)	3	72
Penumbra, Inc. (a)	1	296
Perrigo Company Public Limited Company	7	189
Pfizer Inc.	106	2,811
Phibro Animal Health Corporation - Class A	2	33
Phreesia, Inc. (a)	2	40
PMV Pharmaceuticals, Inc. (a)	6	10
Poseida Therapeutics, Inc. (a)	5	47
PPHM, Inc. (a)	3	32
Premier Healthcare Solutions, Inc. - Class A	7	154
Prestige Consumer Healthcare Inc. (a)	3	251
Progyny, Inc. (a)	2	34
Prothena Corporation Public Limited Company (a)	3	40
Quest Diagnostics Incorporated	4	666
Quidelortho Corporation (a)	1	33
RadNet, Inc. (a)	4	262
RAPT Therapeutics, Inc. (a)	2	2
Regeneron Pharmaceuticals, Inc. (a)	1	1,039
Regenxbio Inc. (a)	3	27
Relay Therapeutics, Inc. (a)	2	9
Repligen Corporation (a)	2	307
Replimune Group, Inc. (a)	3	41
ResMed Inc.	3	736
Revvity, Inc.	4	435
Sage Therapeutics Inc. (a)	1	7
Sangamo Therapeutics, Inc. (a)	13	13
Sarepta Therapeutics, Inc. (a)	1	146
Schrodinger, Inc. (a)	1	18
Seer, Inc. - Class A (a)	8	18
Select Medical Holdings Corporation	9	166
SI-BONE, Inc. (a)	2	34
SIGA Technologies, Inc.	6	33
Sight Sciences, Inc. (a)	3	10
Solventum Corporation (a)	3	177
Sotera Health LLC (a)	13	173
Springworks Therapeutics, Inc. (a)	1	38
STAAR Surgical Company (a)	1	25
Steris Public Limited Company	3	596
Stoke Therapeutics, Inc. (a)	2	25
Stryker Corporation	5	1,659
Supernus Pharmaceuticals, Inc. (a)	3	123
Surgery Partners, Inc. (a)	3	71
Surmodics, Inc. (a)	1	57
Sutro Biopharma, Inc. (a)	6	11
Teladoc Health, Inc. (a)	5	50
Teleflex Incorporated	2	327
Tenet Healthcare Corporation (a)	7	903
The Cigna Group	7	2,064
The Ensign Group, Inc.	4	480
Thermo Fisher Scientific Inc.	7	3,478
TruBridge, Inc. (a)	1	15
U. S. Physical Therapy, Inc.	1	78
UFP Technologies, Inc. (a)	—	73
United Therapeutics Corporation (a)	2	771
UnitedHealth Group Incorporated	19	9,629
Universal Health Services, Inc. - Class B	4	691
Utah Medical Products, Inc.	—	12
Vanda Pharmaceuticals Inc. (a)	5	23
Varex Imaging Corporation (a)	3	44
Vaxcyte, Inc. (a)	3	224
Veeva Systems Inc. - Class A (a)	2	449
Veracyte, Inc. (a)	3	136
Vericel Corporation (a)	2	96
Vertex Pharmaceuticals Incorporated (a)	3	1,352
Viatris Inc.	44	550
Waters Corporation (a)	2	643
West Pharmaceutical Services, Inc.	1	473
Xencor, Inc. (a)	4	99

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Zentalis Pharmaceuticals, Inc. (a)	3	10
Zimmer Biomet Holdings, Inc.	7	696
ZimVie Inc. (a)	1	8
Zoetis Inc. - Class A	9	1,431
Zymeworks Inc. (a)	2	26
		130,515
Communication Services 8.3%
Advantage Solutions, Inc. - Class A (a)	11	32
Alphabet Inc. - Class A	109	20,631
Alphabet Inc. - Class C	93	17,703
Altice USA, Inc. - Class A (a)	13	32
Angi Inc. - Class A (a)	7	12
Anterix Inc. (a)	1	46
AT&T Inc.	212	4,817
Atlanta Braves Holdings, Inc. - Series A (a)	—	15
Atlanta Braves Holdings, Inc. - Series C (a)	3	118
ATN International, Inc.	3	43
Bandwidth Inc. - Class A (a)	1	13
Boston Omaha Corporation - Class A (a)	1	20
Bumble Inc. - Class A (a)	2	15
Cable One, Inc.	—	141
CarGurus, Inc. - Class A (a)	3	112
Cars.com Inc. (a)	2	43
Cinemark Holdings, Inc. (a)	7	228
Comcast Corporation - Class A	147	5,510
DHI Group, Inc. (a)	—	—
Electronic Arts Inc.	8	1,139
Entravision Communications Corporation - Class A	6	13
Former Charter Communications Parent, Inc. - Class A (a)	4	1,347
Fox Corporation - Class A	11	538
Fox Corporation - Class B	8	377
Frontier Communications Parent, Inc. (a)	11	386
Gannett Co., Inc. (a)	13	64
Gogo, Inc. (a)	3	26
Gray Television, Inc.	5	17
IDT Corporation - Class B	2	80
IMAX Corporation (a)	4	98
Integral Ad Science Holding Corp. (a)	4	41
Iridium Communications Inc.	7	193
John Wiley & Sons, Inc. - Class A	4	155
John Wiley & Sons, Inc. - Class B	—	4
Liberty Broadband Corporation - Series A (a)	1	90
Liberty Broadband Corporation - Series C (a)	5	367
Liberty Global Ltd. - Class A (a)	6	77
Liberty Global Ltd. - Class C (a)	12	154
Liberty Latin America Ltd. - Class A (a)	2	14
Liberty Latin America Ltd. - Class C (a)	13	80
Liberty Media Corporation - Series A (a)	1	76
Liberty Media Corporation - Series A (a)	1	92
Liberty Media Corporation - Series C (a)	3	188
Liberty Media Corporation - Series C (a)	8	752
Lions Gate Entertainment Corp. - Class A (a) (b)	5	39
Lions Gate Entertainment Corp. - Class B (a)	16	118
Live Nation Entertainment, Inc. (a)	6	721
Lumen Technologies Inc. (a)	22	118
Magnite, Inc. (a)	7	115
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	2	35
Match Group, Inc.	7	237
Meta Platforms, Inc. - Class A	46	26,713
Netflix, Inc. (a)	6	5,618
News Corporation - Class A	17	467
News Corporation - Class B	8	229
Nexstar Media Group, Inc. - Class A	3	483
Omnicom Group Inc.	9	741
Paramount Global - Class A	1	22
Paramount Global - Class B	25	260
Pinterest, Inc. - Class A (a)	9	267
PubMatic, Inc. - Class A (a)	2	24
QuinStreet, Inc. (a)	2	54
Reading International, Inc. - Class A (a)	2	2
Roblox Corporation - Class A (a)	3	178
Roku, Inc. - Class A (a)	5	352
Scholastic Corporation	2	32
Shenandoah Telecommunications Company	3	35
Shutterstock, Inc.	2	47
Sirius XM Holdings Inc.	16	371
Snap Inc. - Class A (a)	26	277
Sphere Entertainment Co. (a)	2	79
Sphere Entertainment Co. - Class A (a)	2	89
Sphere Entertainment Co. - Class A (a)	—	86
Spok Holdings, Inc.	2	33
Spotify Technology S.A. (a)	1	495
Stagwell, Inc. - Class A (a)	3	19
Sunrise Communications AG - ADR (a)	4	153
Take-Two Interactive Software, Inc. (a)	5	838
TechTarget, Inc. (a)	1	28
TEGNA Inc.	10	191
Telephone and Data Systems, Inc.	9	320
The E.W. Scripps Company - Class A (a)	8	17
The Interpublic Group of Companies, Inc.	25	695
The New York Times Company - Class A	9	471
Thryv Holdings, Inc. (a)	1	21
TKO Group Holdings Inc. - Class A (a)	2	311
T-Mobile US, Inc.	12	2,673
Townsquare Media, Inc. - Class A	1	6
Trade Desk, Inc., The - Class A (a)	5	546
Travelzoo (a)	1	21
TripAdvisor, Inc. (a)	6	82
Truecar, Inc. (a)	12	46
United States Cellular Corporation (a)	2	149
Verizon Communications Inc.	162	6,460
Walt Disney Company, The	33	3,695
Warner Bros. Discovery, Inc. - Series A (a)	78	822
Warner Music Group Corp. - Class A	3	97
WideOpenWest, Inc. (a)	3	14
Yelp Inc. (a)	2	91
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	2	106
ZoomInfo Technologies Inc. - Class A (a)	4	47
		112,157
Consumer Staples 5.6%
Albertsons Companies, Inc. - Class A	23	443
Alico, Inc.	1	21
Altria Group, Inc.	30	1,572
Andersons, Inc. , The	2	85
Archer-Daniels-Midland Company	1	47
B&G Foods, Inc.	3	18
Bellring Intermediate Holdings, Inc. (a)	6	476
BJ's Wholesale Club Holdings, Inc. (a)	8	729
Boston Beer Company, Inc., The - Class A (a)	—	116
Brown-Forman Corporation - Class A	3	119
Brown-Forman Corporation - Class B	9	342
Bunge Limited	6	460
Calavo Growers, Inc.	2	42
Cal-Maine Foods, Inc.	3	277
Campbell's Company, The	15	615
Casey's General Stores, Inc.	3	1,064
Celsius Holdings, Inc. (a)	4	114
Central Garden & Pet Company (a)	1	44
Central Garden & Pet Company - Class A (a)	4	128
Church & Dwight Co., Inc.	7	693
Coca-Cola Company, The	81	5,038
Coca-Cola Consolidated, Inc.	1	649
Colgate-Palmolive Company	16	1,444
Conagra Brands, Inc.	18	490
Constellation Brands, Inc. - Class A	5	1,090
Costco Wholesale Corporation	9	7,821
Coty Inc. - Class A (a)	47	324
Darling Ingredients Inc. (a)	9	307
Del Monte Fresh Produce Company	4	129
Dole Public Limited Company	2	24
Dollar General Corporation	9	687
Dollar Tree, Inc. (a)	7	541
Edgewell Personal Care Colombia S A S	2	82
Energizer Holdings, Inc.	4	131
Farmer Bros. Co. (a)	2	3
Flowers Foods, Inc.	12	239

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Freshpet, Inc. (a)	2	224
General Mills, Inc.	16	1,000
Grocery Outlet Holding Corp. (a)	4	65
Herbalife Nutrition Ltd. (a)	4	25
Hormel Foods Corporation	16	493
Ingles Markets, Incorporated - Class A	1	53
Ingredion Incorporated	4	591
Interparfums, Inc.	2	243
J&J Snack Foods Corp.	1	170
J. M. Smucker Company, The	4	451
John B. Sanfilippo & Son, Inc.	1	76
Kellanova	16	1,285
Kenvue Inc.	58	1,241
Keurig Dr Pepper Inc.	25	798
Kimberly-Clark Corporation	9	1,232
Kraft Heinz Company, The	23	710
Kroger Co., The	41	2,528
Lamb Weston Holdings, Inc.	5	365
Lancaster Colony Corporation	1	237
Limoneira Company	1	26
McCormick & Company, Incorporated	7	537
McCormick & Company, Incorporated	1	46
Medifast, Inc. (a)	—	9
MGPI Processing, Inc.	1	32
Mission Produce, Inc. (a)	3	48
Molson Coors Beverage Company - Class B	8	448
Mondelez International, Inc. - Class A	25	1,477
Monster Beverage 1990 Corporation (a)	15	801
National Beverage Corp.	4	155
Natural Grocers By Vitamin Cottage, Inc.	2	84
Natural Health Trends Corp.	—	1
Nature's Sunshine Products, Inc. (a)	1	11
Nu Skin Enterprises, Inc. - Class A	5	33
Oil-Dri Corporation of America	—	35
PepsiCo, Inc.	27	4,128
Performance Food Group Company (a)	9	768
Philip Morris International Inc.	27	3,267
Pilgrim's Pride Corporation (a)	7	296
Post Holdings, Inc. (a)	4	464
PriceSmart, Inc.	2	184
Primo Brands Corporation - Class A	5	158
Procter & Gamble Company, The	46	7,693
Reynolds Consumer Products Inc.	10	257
Seaboard Corporation	—	87
Seneca Foods Corporation - Class A (a)	1	54
Simply Good Foods Company, The (a)	5	210
Spartannash Company	2	32
Spectrum Brands Holdings, Inc.	2	199
Sprouts Farmers Market, Inc. (a)	8	1,020
Sysco Corporation	15	1,112
Target Corporation	14	1,860
The Chefs' Warehouse, Inc. (a)	3	125
The Clorox Company	3	530
The Estee Lauder Companies Inc. - Class A	3	240
The Hain Celestial Group, Inc. (a)	6	38
The Hershey Company	4	713
The Honest Company, Inc. (a)	5	33
Tootsie Roll Industries, Inc.	2	77
Treehouse Foods, Inc. (a)	2	88
Turning Point Brands, Inc.	2	114
Tyson Foods, Inc. - Class A	9	510
United Natural Foods, Inc. (a)	4	108
Universal Corporation	2	110
US Foods Holding Corp. (a)	13	898
USANA Health Sciences, Inc. (a)	1	47
UTZ Brands, Inc. - Class A	2	37
Village Super Market, Inc. - Class A	1	31
Vita Coco Company, Inc., The (a)	1	37
Vital Farms, Inc. (a)	3	96
Walgreens Boots Alliance, Inc.	25	236
Walmart Inc.	85	7,648
WD-40 Company	1	160
Weis Markets, Inc.	2	137
WK Kellogg Co	4	71
		75,807
Energy 4.8%
Adams Resources & Energy, Inc.	—	9
Antero Midstream Corporation	27	407
Antero Resources Corporation (a)	20	714
Apa Corp.	16	376
Archrock, Inc.	11	271
Baker Hughes Company - Class A	32	1,310
Berry Corporation (Bry)	5	22
Bristow Holdings U.S. Inc. (a)	1	51
Cactus, Inc. - Class A	4	224
California Resources Corporation	5	238
Centrus Energy Corp. - Class A (a)	1	73
ChampionX Corporation	15	412
Cheniere Energy, Inc.	7	1,483
Chevron Corporation	39	5,712
Chord Energy Corporation	1	114
Clean Energy Fuels Corp. (a)	5	13
CNX Resources Corporation (a)	12	424
Comstock Resources, Inc. (a) (b)	17	308
ConocoPhillips	45	4,505
CONSOL Energy Inc.	3	302
Core Laboratories LP	3	51
Coterra Energy Inc.	45	1,149
CVR Energy, Inc.	9	163
Delek US Holdings, Inc.	8	157
Devon Energy Corporation	42	1,367
DHT Holdings, Inc.	12	115
Diamondback Energy, Inc.	10	1,636
DMC Global Inc. (a)	2	16
Dorian LPG Ltd.	3	71
DT Midstream, Inc.	5	511
Enlink Midstream, LLC	30	427
EOG Resources, Inc.	19	2,269
EQT Corporation	29	1,321
Evolution Petroleum Corporation	3	14
Expand Energy Corporation	18	1,766
Expro Group Holdings N.V. (a)	4	45
Exxon Mobil Corporation	108	11,605
Forum Energy Technologies, Inc. (a)	1	8
FutureFuel Corp.	4	19
Geospace Technologies Corporation (a)	1	7
Green Plains Inc. (a)	4	38
Gulf Island Fabrication, Inc. (a)	1	6
Gulfport Energy Operating Corporation (a)	1	166
Hallador Energy Company (a)	3	35
Halliburton Company	42	1,144
Helix Energy Solutions Group, Inc. (a)	13	122
Helmerich & Payne, Inc.	6	178
Hess Corporation	12	1,599
HF Sinclair Corporation	10	337
Innovex International, Inc. (a)	4	57
International Seaways, Inc.	3	113
Kinder Morgan, Inc.	44	1,214
Kinetik Holdings Inc. - Class A	2	106
Kosmos Energy Ltd. (a)	28	97
Liberty Energy Inc. - Class A	13	262
Magnolia Oil & Gas Corporation - Class A	15	361
Mammoth Energy Services, Inc. (a)	2	7
Marathon Petroleum Corporation	14	1,927
Matador Resources Company	10	545
Murphy Oil Corporation	7	221
Nabors Industries Ltd. (a)	—	26
NACCO Industries, Inc. - Class A	—	15
Natural Gas Services Group, Inc. (a)	2	45
New Fortress Energy Inc. - Class A	7	108
Newpark Resources, Inc. (a)	10	80
Noble Corporation 2022 Limited	2	67
Nordic American Tankers Limited	13	32
Northern Oil and Gas Incorporated	3	113
NOV Inc.	21	301
Occidental Petroleum Corporation	27	1,337
Oceaneering International, Inc. (a)	8	198
Oil States International, Inc. (a)	6	30
ONEOK, Inc.	12	1,188

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Ovintiv Canada ULC	20	801
Par Pacific Holdings, Inc. (a)	5	80
PBF Energy Inc. - Class A	6	164
Peabody Energy Corporation	9	192
Permian Resources Corporation - Class A	28	404
Phillips 66	13	1,532
Phx Minerals Inc. - Class A	2	6
Propetro Holding Corp. (a)	6	56
Range Resources Corporation	14	496
REX American Resources Corporation (a)	1	21
RPC, Inc.	13	75
Schlumberger Limited	32	1,210
Scorpio Tankers Inc.	4	219
SEACOR Marine Holdings Inc. (a)	2	12
Seadrill Limited (a)	—	18
Select Water Solutions, Inc. - Class A	8	109
SFL Corporation Ltd.	13	129
SM Energy Company	10	372
Solaris Energy Infrastructure, Inc. - Class A	2	56
STR Sub Inc. - Class A	3	50
Talos Energy Inc. (a)	7	72
Targa Resources Corp.	7	1,190
TechnipFMC PLC	27	790
Teekay Corporation	7	51
Teekay Tankers Ltd. - Class A	2	84
TETRA Technologies, Inc. (a)	8	28
Texas Pacific Land Corporation	1	763
Tidewater Inc. (a)	3	163
Transocean Ltd. (a) (c)	35	133
Uranium Energy Corp. (a)	12	78
Valaris Limited (a)	2	79
Valero Energy Corporation	13	1,627
Vital Energy, Inc. (a)	1	40
Vitesse Energy, Inc.	2	53
W&T Offshore, Inc. (b)	16	26
Weatherford International Public Limited Company	5	338
Williams Companies, Inc., The	23	1,222
World Kinect Corporation	4	124
		64,623
Materials 3.3%
AdvanSix Inc.	2	63
Air Products and Chemicals, Inc.	4	1,213
Albemarle Corporation (b)	4	321
Alcoa Corporation	13	478
Alpha Metallurgical Resources, Inc. (a)	1	217
Alto Ingredients, Inc. (a)	10	15
Amcor Pty Ltd	73	688
American Vanguard Corporation	4	16
Ampco-Pittsburgh Corporation (a)	1	2
AptarGroup, Inc.	4	647
Arcadium Lithium PLC (a)	16	82
Arch Resources, Inc. - Class A	1	129
Ardagh Metal Packaging S.A.	7	21
Ashland Inc.	3	224
Aspen Aerogels, Inc. (a)	2	24
ATI Inc. (a)	8	429
Avery Dennison Corporation	4	731
Avient Corporation	6	246
Axalta Coating Systems Ltd. (a)	19	636
Balchem Corporation	2	304
Ball Corporation	8	439
Berry Global Group, Inc.	8	543
Cabot Corporation	4	372
Carpenter Technology Corporation	4	597
Celanese Corporation - Class A	4	263
Century Aluminum Company (a)	6	112
CF Industries Holdings, Inc.	11	944
Clearwater Paper Corporation (a)	—	4
Cleveland-Cliffs Inc. (a)	29	275
Coeur Mining, Inc. (a)	17	99
Commercial Metals Company	9	457
Compass Minerals International, Inc.	3	37
Core Molding Technologies, Inc. (a)	1	13
Corteva, Inc.	17	963
CRH Public Limited Company	—	18
Crown Holdings, Inc.	9	706
Dow Inc.	24	952
DuPont de Nemours, Inc.	13	969
Eagle Materials Inc.	2	544
Eastman Chemical Company	7	603
Ecolab Inc.	4	928
Ecovyst Inc. (a)	4	31
Element Solutions Inc.	15	370
Ferroglobe PLC	13	50
FMC Corporation	4	192
Fortitude Gold Corporation	1	6
Freeport-McMoRan Inc.	32	1,216
Gatos Silver, Inc. (a)	3	37
Graphic Packaging Holding Company	23	614
Greif, Inc. - Class A	2	124
Greif, Inc. - Class B	1	71
H.B. Fuller Company	4	247
Hawkins, Inc.	2	185
Hecla Mining Company	43	212
Huntsman Corporation	9	165
Ingevity Corporation (a)	4	159
Innospec Inc.	2	218
International Flavors & Fragrances Inc.	8	662
International Paper Company	13	695
Intrepid Potash, Inc. (a)	2	45
Kaiser Aluminum Corporation	1	77
Knife River Corporation (a)	4	371
Koppers Holdings Inc.	2	75
Kronos Worldwide, Inc.	8	74
Linde Public Limited Company	10	4,045
Louisiana-Pacific Corporation (W VA)	5	495
LSB Industries, Inc. (a)	4	27
LyondellBasell Industries N.V. - Class A	16	1,218
Magnera Corporation (a)	3	54
Martin Marietta Materials, Inc.	2	1,043
Materion Corporation	1	118
MATIV Holdings, Inc.	5	55
Mercer International Inc.	8	53
Metallus Inc. (a)	3	44
Minerals Technologies Inc.	3	200
Mosaic Company, The	15	378
MP Materials Corp. - Class A (a) (b)	6	92
Myers Industries, Inc.	2	23
NewMarket Corporation	1	307
Newmont Corporation	22	807
Nucor Corporation	8	934
O-I Glass, Inc. (a)	11	123
Olin Corporation	9	305
Olympic Steel, Inc.	1	35
Orion Engineered Carbons Finance & Co. S.C.A.	4	70
Packaging Corporation of America	4	990
PPG Industries, Inc.	7	871
Quaker Chemical Corporation	1	105
Radius Recycling, Inc. - Class A	3	40
Ramaco Resources, Inc. - Class A	4	41
Ramaco Resources, Inc. - Class B	1	11
Ranpak Holdings Corp - Class A (a)	3	20
Rayonier Advanced Materials Inc. (a)	8	68
Reliance, Inc.	3	679
Reynolds Group Holdings Limited	2	43
Royal Gold, Inc.	2	317
RPM International Inc.	5	614
Ryerson Holding Corporation	2	29
Sealed Air Corporation	7	241
Sensient Technologies Corporation	3	193
Sherwin-Williams Company, The	5	1,639
Silgan Holdings Inc.	4	222
Smurfit Westrock Public Limited Company	11	598
Sonoco Products Company	7	344
Southern Copper Corporation	3	230
Steel Dynamics, Inc.	8	936
Stepan Company	1	82
Summit Materials, Inc. - Class A (a)	1	46
SunCoke Energy, Inc.	8	85

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Sylvamo Corporation	3	207
The Chemours Company	3	56
Tredegar Corporation (a)	3	21
TriMas Corporation	3	82
Tronox Holdings PLC	10	101
United States Lime & Minerals, Inc.	2	310
United States Steel Corporation	12	405
Universal Stainless & Alloy Products, Inc. (a)	1	31
Vulcan Materials Company	4	1,035
Warrior Met Coal, Inc.	4	206
Westlake Corporation	3	341
Worthington Steel, Inc.	4	124
		44,009
Utilities 2.4%
ALLETE, Inc.	3	221
Alliant Energy Corporation	7	435
Ameren Corporation	6	518
American Electric Power Company, Inc.	9	874
American States Water Company	2	141
American Water Works Company, Inc.	3	417
Artesian Resources Corporation - Class A	1	30
Atmos Energy Corporation	4	522
Avista Corporation	3	120
Black Hills Corporation	3	196
Brookfield Infrastructure Corporation - Class A (b)	9	247
California Water Service Group	3	139
CenterPoint Energy, Inc.	16	508
Chesapeake Utilities Corporation	1	106
Clearway Energy, Inc. - Class A	3	69
Clearway Energy, Inc. - Class C	4	104
CMS Energy Corporation	8	530
Consolidated Edison, Inc.	8	735
Consolidated Water Co. Ltd.	2	48
Constellation Energy Group, Inc.	6	1,280
Dominion Energy, Inc.	15	811
DTE Energy Company	5	600
Duke Energy Corporation	14	1,466
Edison International	9	731
Entergy Corporation	10	795
Essential Utilities, Inc.	10	367
Evergy, Inc.	7	428
Eversource Energy	9	495
Exelon Corporation	20	751
FirstEnergy Corp.	14	551
Genie Energy Ltd. - Class B	2	31
Hawaiian Electric Industries, Inc. (a)	6	58
IDACORP, Inc.	2	267
MDU Resources Group, Inc.	14	257
MGE Energy, Inc.	2	199
Middlesex Water Company	1	38
National Fuel Gas Company	5	278
New Jersey Resources Corporation	7	328
NextEra Energy, Inc.	35	2,531
NiSource Inc.	15	554
Northwest Natural Holding Company	2	83
NorthWestern Corporation	3	151
NRG Energy, Inc.	15	1,363
OGE Energy Corp.	9	376
One Gas, Inc.	3	202
Ormat Technologies, Inc.	3	206
Otter Tail Corporation	2	165
PG&E Corporation	50	1,008
Pinnacle West Capital Corporation	6	468
Portland General Electric Company	5	204
PPL Corporation	18	570
Public Service Enterprise Group Incorporated	12	997
Sempra	12	1,072
SJW Group	1	43
Southwest Gas Holdings, Inc.	3	234
Spire Inc.	3	187
Sunnova Energy International Inc. (a) (b)	6	20
The AES Corporation	20	262
The Southern Company	19	1,592
The York Water Company	1	48
TXNM Energy, Inc.	4	212
UGI Corporation	9	265
Unitil Corporation	1	54
Vistra Corp.	13	1,754
WEC Energy Group Inc.	7	685
XCEL Energy Inc.	13	896
		31,893
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	9	1,223
CoStar Group, Inc. (a)	8	576
Cushman & Wakefield PLC (a)	17	218
Douglas Elliman Inc. (a)	6	10
Dwight A. Walker Real Estate, Inc. - Class A (a)	3	32
eXp World Holdings, Inc. (b)	2	25
Florida Rock Properties, Inc. (a)	1	32
Forestar Group Inc. (a)	2	53
Howard Hughes Holdings Inc. (a)	3	247
Jones Lang LaSalle Incorporated (a)	2	626
Kennedy-Wilson Holdings, Inc.	11	111
Marcus & Millichap Company	2	92
Newmark Group, Inc. - Class A	9	117
Rafael Holdings, Inc. - Class B (a)	1	2
Realogy Holdings Corp. (a)	4	12
Seaport Entertainment Group Inc. (a)	1	23
St. Joe Company, The	3	139
Stratus Properties Inc. (a)	—	9
Tejon Ranch Co. (a)	3	49
The Rmr Group Inc. - Class A	2	39
Zillow Group, Inc. - Class A (a)	2	161
Zillow Group, Inc. - Class C (a)	6	446
		4,242
Total Common Stocks (cost $750,843)		1,343,005
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	2
Albireo Pharma, Inc. (a) (d)	2	13
Bristol-Myers Squibb Company (a)	2	—
Chinook Therapeutics, Inc. (a) (d)	5	6
Progenics Pharmaceuticals, Inc. (a) (b) (d)	—	—
Resolute Forest Products Inc. (a) (d)	8	2
Spectrum Pharmaceuticals, Inc. (a) (d)	3	—
Total Rights (cost $0)		23
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.36% (e) (f)	2,670	2,670
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.46% (e) (f)	577	577
Total Short Term Investments (cost $3,247)		3,247
Total Investments 100.0% (cost $754,090)		1,346,275
Other Assets and Liabilities, Net 0.0%		161
Total Net Assets 100.0%		1,346,436

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	3,397	138,762	139,489	143	—	—	2,670	0.2
JNL Government Money Market Fund, 4.46% - Class SL	746	18,342	18,511	40	—	—	577	—
	4,143	157,104	158,000	183	—	—	3,247	0.2

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	14	—
Transocean Ltd.	07/07/15	415	133	—
		434	147	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,342,998	—	7	1,343,005
Rights	—	—	23	23
Short Term Investments	3,247	—	—	3,247
	1,346,245	—	30	1,346,275

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.8%
Industrials 20.0%
A. O. Smith Corporation	9	619
AAON, Inc.	11	1,340
AAR Corp. (a)	7	416
ABM Industries Incorporated	13	675
ACCO Brands Corporation	22	115
Acme United Corporation	1	26
Acuity Brands, Inc.	4	1,315
ACV Auctions Inc. - Class A (a)	25	530
Advanced Drainage Systems, Inc.	6	741
AeroVironment, Inc. (a)	5	747
AGCO Corporation	7	694
Air Lease Corporation - Class A	20	949
Air Transport Services Group, Inc. (a)	13	279
Alamo Group Inc.	3	488
Alaska Air Group, Inc. (a)	20	1,318
Albany International Corp. - Class A	6	460
Alight, Inc. - Class A	79	549
Allegiant Travel Company	3	315
Allient Inc.	4	88
Allison Systems, Inc.	13	1,394
Alta Equipment Group Inc. - Class A (b)	8	50
Ameresco, Inc. - Class A (a)	6	130
American Airlines Group Inc. (a)	73	1,280
American Superconductor Corporation (a)	8	206
American Woodmark Corporation (a)	3	278
API Group Corporation (a)	26	919
Apogee Enterprises, Inc.	5	327
Applied Industrial Technologies, Inc.	7	1,558
Arcbest Corporation	4	408
Archer Aviation Inc. - Class A (a)	—	4
Arcosa, Inc.	9	837
Argan, Inc.	3	441
Aris Water Solutions, Inc. - Class A	5	126
Armstrong World Industries, Inc.	7	1,048
Array Tech, Inc. (a)	7	43
Astec Industries, Inc.	5	164
Astronics Corporation (a) (b)	7	117
Astronics Corporation - Class B (a)	—	2
Asure Software, Inc. (a)	6	60
Atkore Inc.	6	522
ATMUS Filtration Technologies Inc.	10	407
Avis Budget Group, Inc. (a) (b)	5	376
AZZ Inc.	5	411
Babcock & Wilcox Enterprises, Inc. (a)	11	18
Barnes Group Inc.	10	460
Barrett Business Services, Inc.	6	266
Beacon Roofing Supply, Inc. (a)	12	1,206
BGSF, Inc.	2	8
Blade Urban Air Mobility, Inc. - Class A (a)	17	74
Bloom Energy Corporation - Class A (a)	9	203
Blue Bird Global Corporation (a)	5	205
BlueLinx Holdings Inc. (a)	2	202
Boise Cascade Company	7	840
Bowman Consulting Group Ltd. (a)	3	70
Brady Corporation - Class A	8	569
BrightView Holdings, Inc. (a)	16	263
Brink's Company, The	7	661
Broadwind Inc. (a) (b)	2	4
BWXT Government Group, Inc.	7	749
Byrna Technologies Inc. (a)	4	107
Caci International Inc. - Class A (a)	1	518
Cadeler A/S - ADR (a)	3	76
Cadre Holdings, Inc.	7	232
Casella Waste Systems, Inc. - Class A (a)	8	820
CBIZ, Inc. (a)	9	705
CECO Environmental Corp. (a)	8	244
Chart Industries, Inc. (a)	5	898
Cimpress Public Limited Company (a)	6	396
Civeo Corporation	3	64
Clarivate PLC (a) (b)	96	486
Columbus McKinnon Corporation	5	203
Commercial Vehicle Group, Inc. (a)	9	23
Concentrix Corporation	1	38
Concrete Pumping Holdings, Inc. (a)	12	77
Conduent Incorporated (a)	35	142
Construction Partners, Inc. - Class A (a)	7	621
Copa Holdings, S.A. - Class A	5	442
Core & Main, Inc. - Class A (a)	9	477
Costamare Inc.	20	255
Covenant Logistics Group, Inc. - Class A	3	147
CRA International, Inc.	2	290
Crane Company	6	985
CSG Systems International, Inc.	5	264
CSW Industrials, Inc.	3	936
Custom Truck One Source, Inc. (a) (b)	19	92
Dayforce, Inc. (a)	10	754
Deluxe Corporation	10	220
Distribution Solutions Group, Inc. (a)	6	212
DLH Holdings Corp. (a)	1	6
DNOW Inc. (a)	20	254
Donaldson Company, Inc.	11	748
Douglas Dynamics, Inc.	6	132
Driven Brands Holdings Inc. (a)	27	432
Ducommun Incorporated (a)	3	218
Dun & Bradstreet Holdings, Inc.	65	812
DXP Enterprises, Inc. (a)	4	328
Dycom Industries, Inc. (a)	5	841
Eastern Company The	1	33
Elance, Inc. (a)	23	368
Energy Recovery, Inc. (a)	9	139
Enerpac Tool Group Corp. - Class A	10	402
EnerSys	7	652
Ennis, Inc.	5	115
Enpro Inc.	4	657
Enviri Corporation (a)	18	135
ESAB Corporation	9	1,066
ESCO Technologies Inc.	4	560
Everus Construction Group, Inc. (a)	8	530
EVI Industries, Inc.	3	48
ExlService Holdings, Inc. (a)	27	1,205
Exponent, Inc.	8	716
Federal Signal Corporation	10	912
First Advantage Corporation (a)	28	532
Flowserve Corporation	21	1,202
Fluence Energy, Inc. - Class A (a) (b)	18	285
Fluor Corporation (a)	26	1,280
Forrester Research, Inc. (a)	5	76
Fortune Brands Innovations, Inc.	12	829
Franklin Covey Co. (a)	3	126
Franklin Electric Co., Inc.	8	800
FreightCar America, Inc. (a)	2	22
Frontier Group Holdings, Inc. (a) (b)	30	215
FTAI Infrastructure Inc.	19	139
FTI Consulting, Inc. (a)	5	904
FuelCell Energy, Inc. (a) (b)	2	19
Gates Industrial Corporation PLC (a)	43	875
GATX Corporation	6	949
Genco Shipping & Trading Limited	10	140
Gencor Industries, Inc. (a)	2	35
Generac Holdings Inc. (a)	5	849
Genpact Limited	21	894
Gibraltar Industries, Inc. (a)	5	323
Global Industrial Company	6	151
GMS Inc. (a)	7	553
Gorman- Rupp Company, The	6	229
Graham Corporation (a)	2	102
Granite Construction Incorporated	8	684
Great Lakes Dredge & Dock Corporation (a)	16	180
Griffon Corporation	9	646
GXO Logistics Inc. (a)	18	786
H&E Equipment Services, Inc.	6	294
Hayward Holdings, Inc. (a)	34	517
Healthcare Services Group, Inc. (a)	14	164
Heartland Express, Inc.	12	138
Heidrick & Struggles International, Inc.	5	212
Helios Technologies, Inc.	5	242
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Herc Holdings Inc.	5	906
Hertz Global Holdings, Inc. (a) (b)	52	191
Hexcel Corporation	10	657
Hillenbrand, Inc.	12	356
Hillman Solutions Corp. - Class A (a)	32	316
HireQuest, Inc. (b)	1	8
HNI Corporation	8	413
Hub Group, Inc. - Class A	11	500
Hudson Global, Inc. (a)	—	6
Hudson Technologies, Inc. (a)	10	57
Huntington Ingalls Industries, Inc.	4	679
Hurco Companies, Inc.	2	30
Huron Consulting Group Inc. (a)	3	392
Hyliion Holdings Corp. - Class A (a)	12	32
Hyster-Yale, Inc. - Class A	3	149
IBEX Limited (a)	3	75
ICF International, Inc.	3	373
IES Holdings, Inc. (a)	5	995
Innodata Inc. (a)	6	229
Innovative Solutions and Support, Inc. (a)	4	34
Insperity, Inc.	6	455
Insteel Industries, Inc.	5	125
Interface, Inc. - Class A	13	324
ITT Inc.	—	65
Janus International Group, Inc. (a)	24	176
JELD-WEN Holding, Inc. (a)	15	124
JetBlue Airways Corporation (a) (b)	65	514
John Bean Technologies Corporation	6	703
Kadant Inc.	2	667
Karat Packaging Inc.	4	112
KBR, Inc.	13	753
Kelly Services, Inc. - Class A	7	95
Kennametal Inc.	14	334
Kforce Inc.	3	188
Kirby Corporation (a)	9	983
Knight-Swift Transportation Holdings Inc. - Class A	15	813
Korn Ferry	9	609
Kratos Defense & Security Solutions, Inc. (a)	22	586
L. B. Foster Company (a)	2	63
Landstar System, Inc.	4	683
LegalZoom.com, Inc. (a)	29	220
Leonardo DRS, Inc. (a)	16	530
Limbach Holdings, Inc. (a)	3	233
Lindsay Corporation	2	221
Liquidity Services, Inc. (a)	7	218
LSI Industries Inc.	7	131
Luxfer Holdings PLC	5	62
Lyft, Inc. - Class A (a)	35	454
Manitex International, Inc. (a)	4	23
ManpowerGroup Inc.	8	441
Marten Transport, Ltd.	15	227
MasTec, Inc. (a)	6	882
Mastech Digital, Inc. (a)	3	40
Masterbrand, Inc. (a)	21	305
Matrix Service Company (a)	6	75
Matson Intermodal - Paragon, Inc.	7	900
Matthews International Corporation - Class A	7	182
Maximus, Inc.	10	728
Mayville Engineering Company, Inc. (a)	4	60
McGrath RentCorp	4	462
Mercury Systems, Inc. (a)	10	424
Middleby Corporation, The (a)	6	754
Miller Industries, Inc.	3	178
Millerknoll, Inc.	12	265
Mine Safety Appliances Company, LLC	6	1,057
Mistras Group, Inc. (a)	7	66
Monocle Acquisition Corporation (a)	11	68
Montrose Environmental Group, Inc. (a)	6	110
MOOG Inc. - Class A	5	956
MRC Global Inc. (a)	19	241
MSC Industrial Direct Co., Inc. - Class A	8	575
Mueller Industries, Inc.	19	1,483
Mueller Water Products, Inc. - Class A	25	572
MYR Group Inc. (a)	3	414
National Presto Industries, Inc.	2	155
NET Power Inc. - Class A (a) (b)	6	68
Nextracker LLC - Class A (a)	16	590
NN, Inc. (a)	11	37
Northwest Pipe Company (a)	3	129
NV5 Global, Inc. (a)	11	212
Omega Flex, Inc.	2	78
Openlane, Inc. (a)	18	366
Orion Group Holdings, Inc. (a)	8	57
Oshkosh Corporation	11	1,001
P.A.M. Transportation Services, Inc. (a)	4	71
Pangaea Logistics Solutions Ltd.	8	43
Park Aerospace Technologies Corp.	6	83
Park-Ohio Holdings Corp.	3	83
Parsons Corporation (a)	10	902
Paycor HCM, Inc. (a)	26	490
Paylocity Holding Corporation (a)	4	861
Perma-Fix Environmental Services, Inc. (a) (b)	3	37
Perma-Pipe International Holdings, Inc. (a)	1	12
Planet Labs Inc. - Class A (a)	42	168
Plug Power Inc. (a)	3	7
Powell Industries, Inc.	3	637
Preformed Line Products Company	1	153
Primoris Services Corporation	11	828
Proto Labs, Inc. (a)	6	229
Quad/Graphics, Inc. - Class A	8	58
Quanex Building Products Corporation	8	199
Quest Resource Holding Corporation (a)	1	10
Radiant Logistics, Inc. (a)	12	79
RBC Bearings Incorporated (a)	3	762
RCM Technologies, Inc. (a)	2	48
Resideo Technologies, Inc. (a)	25	569
Resources Connection, Inc.	7	56
REV Group, Inc.	12	381
Robert Half Inc.	10	730
Rush Enterprises, Inc. - Class A	11	608
Rush Enterprises, Inc. - Class B	3	185
RXO Inc (a)	16	375
Ryder System, Inc.	7	1,097
Schneider National, Inc. - Class B	15	436
Science Applications International Corporation	8	908
Sensata Technologies Holding PLC	17	466
Shoals Technologies Group, Inc. - Class A (a)	20	111
Shyft Group, Inc.	8	91
Simpson Manufacturing Co., Inc.	7	1,108
SiteOne Landscape Supply, Inc. (a)	4	553
Skillsoft (US) LLC - Class A (a)	1	17
Sky Harbour Group Corporation - Class A (a)	3	33
SkyWest, Inc. (a)	9	864
SPX Technologies, Inc. (a)	8	1,109
Standex International Corporation	2	364
Steelcase Inc. - Class A	19	223
Sterling Infrastructure, Inc. (a)	7	1,178
Stratasys, Inc. (a)	3	23
Sun Country Airlines Holdings, Inc. (a)	10	140
Sunrun Inc. (a)	36	329
Taskus, Inc. - Class A (a)	3	56
Taylor Devices, Inc. (a)	—	10
Tecnoglass Inc.	8	615
Tennant Company	3	267
Terex Corporation	11	495
The AZEK Company Inc. - Class A (a)	24	1,120
The Greenbrier Companies, Inc.	7	425
The Manitowoc Company, Inc. (a)	8	72
The Timken Company	12	845
Thermon Group Holdings, Inc. (a)	8	225
Titan International, Inc. (a)	12	81
Titan Machinery Inc. (a)	6	82
Toro Company, The	10	802
Transcat, Inc. (a)	2	198
Trex Company, Inc. (a)	12	849
Trinet Group, Inc.	8	727
Trinity Industries, Inc.	14	496
Triumph Group, Inc. (a)	13	250
TrueBlue, Inc. (a)	6	54
TTEC Holdings, Inc.	8	40

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Tutor Perini Corporation (a)	14	341
Twin Disc, Incorporated	3	35
UFP Industries, Inc.	11	1,244
Ultralife Corporation (a)	3	20
Unifirst Corporation	3	445
Universal Logistics Holdings, Inc.	6	257
V2X, Inc. (a)	5	252
Valmont Industries, Inc.	3	1,016
Vestis Corporation	22	328
Viad Corp (a)	4	188
Vicor Corporation (a)	5	263
Virco Mfg. Corporation	4	39
VirTra, Inc. (a) (b)	1	10
Vm Consolidated, Inc. - Class A (a)	23	555
VSE Corporation (b)	3	330
Wabash National Corporation	9	149
Watts Water Technologies, Inc. - Class A	5	944
Werner Enterprises, Inc.	11	411
WESCO International, Inc.	5	979
Willdan Group, Inc. (a)	3	110
Willis Lease Finance Corporation	1	211
Willscot Holdings Corporation - Class A (a)	19	628
Woodward, Inc.	2	277
Xometry, Inc. - Class A (a) (b)	8	339
Zurn Elkay Water Solutions Corporation	16	608
		132,417
Financials 19.9%
1st Security Bank of Washington	2	89
1st Source Corporation	5	265
Acacia Research Corporation (a)	12	53
ACNB Corporation	2	76
Affiliated Managers Group, Inc.	6	1,166
Alerus Financial Corporation	5	98
Amalgamated Financial Corp.	7	236
Ambac Financial Group, Inc. (a)	10	132
Amerant Bancorp Inc. - Class A	8	171
American Coastal Insurance Corporation (a)	4	48
Ameris Bancorp	13	817
Amerisafe, Inc.	4	220
Ames National Corporation	2	40
Arrow Financial Corporation	4	114
Artisan Partners Asset Management Inc. - Class A	12	513
Associated Banc-Corp	26	624
Associated Capital Group Inc. - Class A	1	21
Assurant, Inc.	—	102
Assured Guaranty Ltd.	11	958
Atlantic Union Bank	17	657
Atlanticus Holdings Corporation (a)	4	198
Avidxchange Holdings, Inc. (a)	33	338
AXIS Capital Holdings Limited	14	1,205
Axos Financial, Inc. (a)	11	766
B. Riley & Co., LLC (b)	4	19
Baldwin Insurance Group, Inc. , The - Class A (a)	10	396
BancFirst Corporation	6	698
Bank First Corporation	1	74
Bank of Hawaii Corporation	7	504
Bank of Marin Bancorp	3	81
Bank of N.T. Butterfield & Son Limited, The	8	296
Bank OZK	20	910
Bank7 Corp.	1	42
BankFinancial Corporation	3	34
BankUnited, Inc.	13	488
Bankwell Financial Group, Inc.	2	60
Banner Corporation	6	420
Bar Harbor Bankshares	3	105
Baycom Corp	3	82
BCB Bancorp, Inc.	5	58
Berkshire Hills Bancorp, Inc.	8	239
BGC Group, Inc. - Class A	66	597
Blue Foundry Bancorp (a)	6	60
Blue Ridge Bankshares, Inc. (a)	3	11
BM Technologies, Inc. - Class A (a) (b)	—	2
BOK Financial Corporation	10	1,083
Bread Financial Payments, Inc.	9	539
Bridge Investment Group Holdings Inc. - Class A	7	58
Bridgewater Bancshares, Inc. (a) (c)	7	94
Brighthouse Financial, Inc. (a)	12	563
Brightsphere Investment Group Inc.	9	233
Brookline Bancorp, Inc.	21	244
Burke & Herbert Financial Services Corp.	2	117
Business First Bancshares, Inc.	6	146
BV Financial, Inc. (a)	1	16
Byline Bancorp, Inc.	8	243
C&F Financial Corporation	1	50
Cadence Bank	32	1,093
Camden National Corporation	3	144
Cantaloupe, Inc. (a)	18	174
Capital Bancorp, Inc.	4	106
Capital City Bank Group, Inc.	4	148
Capitol Federal Financial	31	182
Carter Bankshares, Inc. (a)	5	94
Cass Information Systems, Inc.	3	132
Cathay General Bancorp	13	633
Central Pacific Financial Corp.	6	179
Chemung Financial Corporation	1	55
Citizens & Northern Corporation	4	72
City Holding Company	3	305
Civista Bancshares, Inc.	4	86
CNB Financial Corporation	5	119
CNO Financial Group, Inc.	16	586
Coastal Financial Corporation (a)	3	252
Cohen & Steers, Inc.	8	704
Colony Bankcorp, Inc.	4	63
Columbia Banking System, Inc.	4	101
Columbia Financial, Inc. (a)	16	255
Comerica Incorporated	13	825
Commerce Bancshares, Inc.	21	1,324
Community Financial System, Inc.	10	604
Community Trust Bancorp, Inc.	4	225
Community West Bancshares	4	75
ConnectOne Bancorp, Inc.	9	201
Consumer Portfolio Services, Inc. (a)	6	63
Crawford & Company - Class A	7	86
Crawford & Company - Class B	5	53
Credit Acceptance Corporation (a)	2	902
Crossfirst Bankshares, Inc. (a)	11	165
Cullen/Frost Bankers, Inc.	10	1,315
Customers Bancorp, Inc. (a)	7	341
CVB Financial Corp.	26	554
Dave Inc. - Class A (a)	2	176
Diamond Hill Investment Group, Inc. - Class A	1	101
DigitalBridge Group, Inc. - Class A	30	344
Dime Community Bancshares, Inc.	8	238
Donegal Group Inc. - Class A	7	107
Donnelley Financial Solutions, Inc. (a)	5	321
Eagle Bancorp Montana, Inc.	1	22
Eagle Bancorp, Inc.	7	173
Eastern Bankshares, Inc.	35	606
eHealth, Inc. (a)	7	61
Employers Holdings, Inc.	6	293
Enact Holdings, Inc.	8	263
Encore Capital Group, Inc. (a)	4	205
Enova International, Inc. (a)	7	626
Enstar Group Limited (a)	3	917
Enterprise Bancorp, Inc.	3	105
Enterprise Financial Services Corp.	7	390
Equity Bancshares, Inc. - Class A	3	148
Esquire Financial Holdings, Inc.	2	140
Essent Group Ltd.	19	1,018
Euronet Worldwide, Inc. (a)	7	759
Evans Bancorp, Inc.	1	63
Evercore Inc. - Class A	3	786
EVERTEC, Inc.	10	338
EZCORP, Inc. - Class A (a)	12	143
F&G Annuities & Life, Inc.	1	51
F.N.B. Corporation	61	906
Farmers & Merchants Bancorp, Inc.	2	62
Farmers National Banc Corp.	8	117
FB Financial Corporation	8	403

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Federal Agricultural Mortgage Corporation - Class C	2	342
Federated Hermes, Inc. - Class B	16	650
Fidelis Insurance Holdings Limited	4	71
Fidelity D&D Bancorp, Inc.	—	10
Finance of America Companies Inc. - Class A (a)	1	16
Financial Institutions, Inc.	4	105
First American Financial Corporation	16	986
First Bancorp	7	324
First Bancorp, Inc., The	3	73
First Bancorp.	33	611
First Bancshares Inc.	6	218
First Bank of New Jersey	4	50
First Busey Corporation	10	242
First Business Financial Services, Inc.	2	95
First Commonwealth Financial Corporation	19	318
First Community Bancshares, Inc.	4	180
First Community Corporation	1	25
First Financial Bancorp.	17	466
First Financial Bankshares, Inc.	22	786
First Financial Corporation	2	112
First Financial Northwest, Inc.	1	16
First Foundation Inc.	15	95
First Hawaiian, Inc.	21	552
First Horizon Corporation	19	378
First Internet Bancorp	2	80
First Interstate BancSystem, Inc. - Class A	18	579
First Merchants Corporation	11	431
First Mid Bancshares, Inc.	5	172
First of Long Island Corporation, The	5	57
First Savings Financial Group, Inc.	1	20
First United Corporation	—	16
First Western Financial, Inc. (a)	2	49
FirstCash, Inc.	8	812
Firstsun Capital Bancorp (a)	—	12
Five Star Bancorp	3	88
Flagstar Financial, Inc.	3	24
Flushing Financial Corporation	7	106
Flywire Corporation (a)	19	389
Fulton Financial Corporation	29	563
Fundamental Global Inc. (a)	—	2
FVCBankcorp, Inc. (a)	1	9
GCM Grosvenor Inc. - Class A	5	58
Genworth Financial, Inc. - Class A (a)	82	573
German American Bancorp, Inc.	7	266
Glacier Bancorp, Inc.	20	990
Globe Life Inc.	8	908
GoHealth, Inc. - Class A (a)	1	14
Goosehead Insurance, Inc. - Class A (a)	4	425
Great Southern Bancorp, Inc.	3	160
Green Dot Corporation - Class A (a)	11	118
Greene County Bancorp, MHC	2	66
Greenlight Capital Re, Ltd. - Class A (a)	9	120
Guaranty Bancshares, Inc.	3	102
Hagerty, Inc. - Class A (a)	5	52
Hamilton Lane Incorporated - Class A	5	772
Hancock Whitney Corporation	15	838
Hanmi Financial Corporation	7	165
Hanover Insurance Group Inc, The	6	913
HarborOne Bancorp, Inc.	9	112
HBT Financial, Inc.	6	124
HCI Group, Inc. (b)	2	270
Heartland Financial USA, Inc.	8	479
Hennessy Advisors, Inc. (b)	1	9
Heritage Commerce Corp	15	139
Heritage Financial Corporation	8	184
Heritage Global Solutions, Inc. (a)	6	11
Heritage Insurance Holdings, Inc. (a)	6	79
Hingham Institution For Savings, The (b)	1	136
Hippo Holdings Inc. (a)	2	42
Home Bancorp, Inc.	2	97
Home BancShares, Inc.	35	993
HomeStreet, Inc. (a)	4	50
Hometrust Bancshares, Inc.	2	75
Hope Bancorp, Inc.	22	273
Horace Mann Educators Corporation	7	282
Horizon Bancorp, Inc.	10	164
Houlihan Lokey, Inc. - Class A	2	379
I3 Verticals, Inc. - Class A (a)	6	128
Independence Holdings, LLC	19	1,011
Independent Bank Corp.	8	499
Independent Bank Corporation	5	168
Independent Bank Group, Inc.	7	429
International Bancshares Corporation	11	705
International Money Express Inc. (a)	8	157
Invesco Ltd.	38	658
Investar Holding Corporation	2	49
Investors Title Company	—	115
James River Group, Inc.	9	41
Janus Henderson Group PLC	25	1,078
Kearny Financial Corp	14	99
Kingstone Companies, Inc. (a) (b)	1	21
Kingsway Financial Services Inc. (a)	2	16
Kinsale Capital Group, Inc.	1	444
Lakeland Financial Corporation	5	321
Lazard, Inc.	14	737
LCNB Corp.	3	41
LendingClub Corporation (a)	18	289
LendingTree, Inc. (a)	3	113
Lincoln National Corporation	16	520
Live Oak Bancshares, Inc.	8	303
Loandepot, Inc. - Class A (a)	15	30
Maiden Holdings, Ltd. (a)	22	36
Mainstreet Bancshares, Inc.	1	26
MarketAxess Holdings Inc.	4	888
Marqeta, Inc. - Class A (a)	78	297
Mercantile Bank Corporation	4	171
Merchants Bancorp, Inc.	7	273
Mercury General Corporation	10	673
Meridian Bank	3	38
Metrocity Bankshares, Inc.	5	164
Metropolitan Bank Holding Corp. (a)	2	136
MGIC Investment Corporation	42	992
Mid Penn Bancorp, Inc.	3	92
Middlefield Banc Corp.	—	14
Midland States Bancorp, Inc.	5	117
MidWestOne Financial Group, Inc.	4	124
Moelis & Company - Class A	10	710
Moneylion Technologies Inc. - Class A (a)	1	99
Mr. Cooper Group Inc. (a)	10	991
MVB Financial Corp.	3	61
National Bank Holdings Corporation - Class A	7	297
National Bankshares, Inc.	1	28
Navient Corporation	22	292
NBT Bancorp Inc.	8	391
NCR Atleos Corporation (a)	12	393
Nelnet, Inc. - Class A	5	519
Nerdwallet, Inc. - Class A (a)	7	96
NI Holdings Inc. (a)	3	50
Nicholas Financial, Inc. (a)	2	12
Nicolet Bankshares, Inc.	3	287
NMI Holdings, Inc. - Class A (a)	15	550
Northeast Bank	2	183
Northeast Community Bancorp, Inc.	3	64
Northfield Bancorp Inc.	9	108
Northrim Bancorp, Inc.	1	106
Northwest Bancshares, Inc.	24	320
Norwood Financial Corp.	2	44
Oak Valley Bancorp.	1	16
OceanFirst Financial Corp.	12	221
OFG Bancorp	9	367
Old National Bancorp	49	1,061
Old Republic International Corporation	22	796
Old Second Bancorp, Inc.	9	169
Onity Group Inc. (a)	2	54
OP Bancorp	2	39
Open Lending Corporation - Class A (a)	19	114
Oportun Financial Corporation (a)	8	33
Oppenheimer Holdings Inc. - Class A	2	157
OppFi Inc. - Class A (a)	3	22
Orange County Bancorp, Inc.	—	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Origin Bancorp, Inc.	5	161
Orrstown Financial Services, Inc.	4	150
Oscar Health, Inc. - Class A (a)	32	427
P.C.B. Bancorp, Inc.	3	71
Pacific Premier Bancorp, Inc.	17	433
Palomar Holdings, Inc. (a)	4	464
Park National Corporation	3	524
Parke Bancorp, Inc.	3	60
Pathward Financial, Inc.	5	334
Paymentus Holdings, Inc. - Class A (a)	4	135
Payoneer Global Inc. (a)	59	589
Paysafe Limited (a)	10	178
Paysign, Inc. (a)	8	25
Peapack-Gladstone Financial Corporation	4	128
Penns Woods Bancorp, Inc.	2	51
PennyMac Financial Services, Inc.	9	917
Peoples Bancorp Inc.	7	226
Peoples Bancorp of North Carolina, Inc.	—	14
Peoples Financial Services Corp.	2	79
Pinnacle Financial Partners, Inc.	12	1,420
Piper Sandler Companies	3	979
PJT Partners Inc. - Class A	4	598
Plumas Bancorp	1	26
Ponce Financial Group, Inc. (a)	5	66
Popular, Inc.	11	1,081
PRA Group, Inc. (a)	7	147
Preferred Bank	3	258
Premier Financial Corporation	8	211
Primerica, Inc.	4	1,005
Primis Financial Corp.	6	64
Princeton Bancorp, Inc.	1	50
ProAssurance Corporation (a)	12	186
PROG Holdings, Inc.	10	405
Prosperity Bancshares, Inc.	13	1,008
Provident Bancorp Inc. (a)	2	27
Provident Financial Services, Inc.	25	464
QCR Holdings, Inc.	4	308
Radian Group Inc.	24	770
RBB Bancorp	5	92
Red River Bancshares, Inc.	1	81
Regional Management Corp.	2	74
Remitly Global, Inc. (a)	31	692
Renasant Corporation	11	388
Repay Holdings Corporation - Class A (a)	17	132
Republic Bancorp, Inc. - Class A	4	268
Richmond Mutual Bancorporation, Inc. (b)	3	41
Riverview Bancorp, Inc.	3	15
RLI Corp.	7	1,208
Root LLC - Class A (a)	1	70
S & T Bancorp, Inc.	7	271
Safety Insurance Group, Inc.	3	207
Sandy Spring Bancorp, Inc.	8	271
Seacoast Banking Corporation of Florida	14	382
Security National Financial Corporation - Class A (a)	4	43
SEI Investments Company	9	713
Selective Insurance Group, Inc.	10	951
SelectQuote, Inc. (a)	19	70
ServisFirst Bancshares, Inc.	10	846
Shift4 Payments, LLC - Class A (a)	10	993
Shore Bancshares, Inc.	7	103
Sierra BanCorp	3	99
Silvercrest Asset Management Group Inc. - Class A	2	42
Simmons First National Corporation - Class A	23	515
SiriusPoint Ltd. (a)	31	510
Skyward Specialty Insurance Group, Inc. (a)	6	298
SLM Corporation	39	1,065
Smartfinancial, Inc.	4	129
South Plains Financial, Inc.	3	121
Southern First Bancshares, Inc. (a)	2	86
Southern Missouri Bancorp, Inc.	3	153
Southern States Bancshares, Inc.	2	55
Southside Bancshares, Inc.	6	181
Southstate Corporation	12	1,176
Stellar Bancorp, Inc.	8	239
StepStone Group Inc. - Class A	6	341
Sterling Bancorp, Inc. (a)	5	22
Stewart Information Services Corporation	5	342
Stifel Financial Corp.	8	870
Stock Yards Bancorp, Inc.	5	371
StoneX Group Inc. (a)	5	529
Synovus Financial Corp.	23	1,195
Territorial Bancorp Inc.	2	19
Texas Capital Bancshares, Inc. (a)	8	650
TFS Financial Corporation	28	350
The Bancorp, Inc. (a)	10	525
The Western Union Company	55	585
Third Coast Bancshares, Inc. (a)	2	59
Timberland Bancorp, Inc.	2	69
Tiptree Inc.	9	185
Tompkins Financial Corporation	3	215
TowneBank	13	453
TriCo Bancshares	6	266
Triumph Financial, Inc. (a)	4	382
Trupanion, Inc. (a) (b)	7	355
Trustco Bank Corp N Y	4	143
Trustmark Corporation	11	394
UMB Financial Corporation	9	996
United Bankshares, Inc.	25	924
United Community Banks, Inc.	20	640
United Fire Group, Inc.	6	165
Unity Bancorp, Inc.	2	99
Universal Insurance Holdings, Inc.	7	145
Univest Financial Corporation	7	202
USCB Financial Holdings, Inc. - Class A	1	10
Usio, Inc. (a)	5	7
Valley National Bancorp	84	762
Value Line, Inc. (b)	—	26
Velocity Financial Inc. (a)	1	20
Veritex Holdings, Inc.	8	230
Victory Capital Holdings, Inc. - Class A	9	614
Virginia National Bankshares Corporation	—	13
Virtu Financial, Inc. - Class A	16	571
Virtus Investment Partners, Inc.	1	281
Voya Financial, Inc.	8	574
WAFD, Inc.	15	476
Walker & Dunlop, Inc.	6	595
Washington Trust Bancorp, Inc.	4	134
Waterstone Financial, Inc.	5	72
Webster Financial Corporation	10	549
WesBanco, Inc.	11	352
West Bancorporation, Inc.	5	106
Westamerica Bancorporation	5	237
Western Alliance Bancorporation	12	961
Western New England Bancorp, Inc.	6	56
Westwood Holdings Group, Inc.	2	30
Wex, Inc. (a)	4	786
White Mountains Insurance Group Ltd	—	969
Wintrust Financial Corporation	11	1,359
WisdomTree, Inc.	31	330
World Acceptance Corporation (a)	1	159
WSFS Financial Corporation	11	593
Zions Bancorporation, National Association	23	1,268
Zurich American Corporation	11	713
		131,783
Consumer Discretionary 15.0%
1-800-Flowers.com, Inc. - Class A (a) (b)	10	80
1stdibs.com, Inc. (a)	7	23
Abercrombie & Fitch Co. - Class A (a)	11	1,675
Academy Sports & Outdoors, Inc.	13	773
Accel Entertainment, Inc. (a)	14	152
Acushnet Holdings Corp.	12	845
Adient Public Limited Company (a)	16	269
ADT, Inc.	101	697
Adtalem Global Education Inc. (a)	8	708
Advance Auto Parts, Inc.	7	337
Allbirds, Inc. - Class A (a) (b)	—	2
A-Mark Precious Metals, Inc.	5	144
American Axle & Manufacturing Holdings, Inc. (a)	26	149

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
American Eagle Outfitters, Inc.	35	585
American Outdoor Brands, Inc. (a)	3	51
American Public Education, Inc. (a)	5	98
America's Car Mart, Inc. (a)	2	86
Ammo, Inc. (a) (b)	25	27
Aramark	23	848
Arhaus, Inc. - Class A	9	83
Ark Restaurants Corp.	1	6
ARKO Corp. - Class A	23	152
Asbury Automotive Group, Inc. (a)	4	877
Autoliv, Inc.	7	695
AutoNation, Inc. (a)	7	1,114
Bally's Corporation (a)	8	151
Bassett Furniture Industries, Incorporated (b)	2	32
Bath & Body Works, Inc.	25	964
Beazer Homes USA, Inc. (a)	6	172
Beyond, Inc. (a)	5	27
Big 5 Sporting Goods Corporation	3	5
Biglari Holdings Inc. - Class A (a)	—	11
Biglari Holdings Inc. - Class B (a) (b)	1	134
BJ's Restaurants, Inc. (a)	5	185
Bloomin' Brands, Inc.	15	181
Boot Barn Holdings, Inc. (a)	5	787
BorgWarner Inc.	31	989
Bowlero Corp. - Class A (b)	5	52
Boyd Gaming Corporation	1	96
Bright Horizons Family Solutions, Inc. (a)	9	1,037
Brinker International, Inc. (a)	9	1,142
Brunswick Corporation	11	704
Build-A-Bear Workshop, Inc.	3	142
Caesars Entertainment, Inc. (a)	25	840
Caleres, Inc.	8	181
Camping World Holdings, Inc. - Class A	10	221
Capri Holdings Limited (a)	15	325
Carriage Services, Inc.	4	141
Carter's, Inc.	6	350
Cavco Industries, Inc. (a)	2	685
Century Casinos, Inc. (a)	7	23
Century Communities, Inc.	6	416
Cheesecake Factory Incorporated, The	9	415
Chegg, Inc. (a)	22	35
Choice Hotels International, Inc.	7	955
Churchill Downs Incorporated	3	421
Citi Trends, Inc. (a)	2	51
CLARUS Corporation	9	42
Columbia Sportswear Company	10	801
Contextlogic Inc. - Class A (a) (b)	4	25
Cooper-Standard Holdings Inc. (a)	5	65
Coursera, Inc. (a)	27	229
Cracker Barrel Old Country Store, Inc.	4	193
Cricut, Inc. - Class A (b)	2	12
Crocs, Inc. (a)	8	888
Culp, Inc. (a)	2	12
Dana Incorporated	26	303
Dave & Buster's, Inc. (a) (b)	8	227
Denny's Corporation (a)	12	76
Designer Brands Inc. - Class A	10	53
Destination XL Group, Inc. (a)	16	42
Dillard's, Inc. - Class A (b)	2	778
Dine Brands Global, Inc.	3	90
Dorman Products, Inc. (a)	6	719
Dream Finders Homes, Inc. - Class A (a) (b)	4	105
Duluth Holdings Inc. - Class B (a)	6	20
Dutch Bros Inc. - Class A (a)	14	710
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc. (a)	7	80
Escalade, Incorporated	3	44
Ethan Allen Interiors Inc.	6	158
ETSY, Inc. (a)	13	665
European Wax Center, Inc. - Class A (a)	8	53
Everi Holdings Inc. (a)	12	161
FIGS, Inc. - Class A (a)	29	179
First Watch Restaurant Group, Inc. (a)	10	183
Five Below, Inc. (a)	7	686
Flexsteel Industries, Inc.	1	63
Foot Locker, Inc. (a)	16	340
Fossil Group, Inc. (a)	1	1
Fox Factory Holding Corp. (a)	7	219
Frontdoor, Inc. (a)	13	722
Full House Resorts, Inc. (a)	8	33
Gap, Inc., The	62	1,458
Garrett Motion Inc.	36	321
Genesco Inc. (a)	3	108
Gentex Corporation	27	778
Gentherm Incorporated (a)	6	239
G-III Apparel Group, Ltd. (a)	10	337
Golden Entertainment, Inc.	4	111
Gopro Inc. - Class A (a)	13	14
Graham Holdings Co., Ltd. - Class B	1	575
Grand Canyon Education, Inc. (a)	5	848
Green Brick Partners, Inc. (a)	7	417
Group 1 Automotive, Inc.	3	1,130
Groupon, Inc. (a) (b)	2	26
GrowGeneration Corp. (a)	4	7
Guess ?, Inc. (b)	10	139
H & R Block, Inc.	20	1,059
Hamilton Beach Brands Holding Company - Class A	1	14
Hanesbrands Inc. (a)	60	488
Harley-Davidson, Inc.	20	593
Hasbro, Inc.	21	1,159
Haverty Furniture Companies, Inc.	3	78
Helen of Troy Limited (a)	4	248
Hilton Grand Vacations Inc. (a)	17	653
Holley Inc. (a)	17	52
Hooker Furnishings Corporation	3	42
Hovnanian Enterprises, Inc. - Class A (a)	1	159
Inspired Entertainment, Inc. (a)	6	55
Installed Building Products, Inc.	5	845
International Game Technology PLC	28	489
iRobot Corporation (a)	5	35
J.jill, Inc.	2	67
Jack in the Box Inc.	3	135
JAKKS Pacific, Inc. (a)	2	62
Johnson Outdoors Inc. - Class A	2	72
KB Home	13	860
Kohl's Corporation (b)	18	257
Kontoor Brands, Inc.	10	845
Krispy Kreme, Inc.	29	288
Kura Sushi USA, Inc. - Class A (a)	2	192
Lakeland Industries, Inc.	2	41
Lands' End, Inc. (a)	7	87
Landsea Homes Corporation (a)	7	56
Latham Group, Inc. (a)	19	135
Laureate Education, Inc. - Class A (a)	28	509
La-Z-Boy Incorporated	8	347
Lazydays Holdings, Inc. (a)	3	3
LCI Industries	5	484
Lear Corporation	6	586
Legacy Housing Corporation (a)	4	110
Leggett & Platt, Incorporated	22	211
Leslie's, Inc. (a)	28	62
Levi Strauss & Co. - Class A	11	185
LGI Homes, Inc. (a)	4	364
Life Time Group Holdings, Inc. (a)	19	415
Lifetime Brands, Inc.	5	31
Light & Wonder, Inc. (a)	10	821
Lincoln Educational Services Corporation (a)	7	118
Lindblad Expeditions, LLC (a)	11	126
Lithia Motors, Inc. - Class A	3	925
LKQ Corporation	23	857
Lovesac Company, The (a)	4	87
Lucid Group, Inc. (a)	51	154
M/I Homes, Inc. (a)	2	276
Macy's, Inc.	45	757
Malibu Boats, Inc. - Class A (a)	4	132
Marine Products Corporation	6	51
MarineMax, Inc. (a)	5	138
Marriott Vacations Worldwide Corporation	6	583
MasterCraft Boat Holdings, Inc. (a)	4	70

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Mattel, Inc. (a)	46	820
Meritage Homes Corporation	2	360
Mister Car Wash, Inc. (a)	46	335
Modine Manufacturing Company (a)	12	1,352
Mohawk Industries, Inc. (a)	7	889
Monarch Casino & Resort, Inc.	2	163
Monro, Inc.	6	160
Motorcar Parts of America, Inc. (a)	6	46
Movado Group, Inc.	4	75
Murphy USA Inc.	1	541
Nathan's Famous, Inc.	1	68
National Vision Holdings, Inc. (a)	14	146
Newell Brands Inc.	57	569
Nishka, Inc. - Class A (a)	8	101
Nordstrom, Inc.	27	646
Norwegian Cruise Line Holdings Ltd. (a)	31	806
Ollie's Bargain Outlet Holdings, Inc. (a)	11	1,156
OneSpaWorld Holdings Limited	18	361
Onewater Marine Inc. - Class A (a) (b)	2	40
Oxford Industries, Inc.	3	217
Papa John's International, Inc.	6	257
Patrick Industries, Inc.	6	525
PENN Entertainment, Inc. (a)	24	477
Perdoceo Education Corporation	15	387
Petco Health And Wellness Company, Inc. - Class A (a)	22	83
PetMed Express, Inc. (a) (b)	5	24
Phinia Inc.	7	340
Planet Fitness, Inc. - Class A (a)	11	1,126
Playa Hotels & Resorts N.V. (a)	22	282
PlayAGS, Inc. (a)	7	80
Polaris Inc.	7	383
Portillo's Inc. - Class A (a) (b)	10	95
Potbelly Corporation (a)	7	66
Purple Innovation, Inc.	18	14
PVH Corp.	9	975
Quantumscape Battery, Inc. - Class A (a) (b)	77	397
Qurate Retail, Inc. - Series A (a)	34	11
RCI Hospitality Holdings, Inc.	2	105
Red Robin Gourmet Burgers, Inc. (a) (b)	3	18
Red Rock Resorts, Inc. - Class A	8	383
Revelyst, Inc. (a)	10	199
Revolve Group Inc. - Class A (a)	7	241
RH (a)	3	1,160
Rocky Brands, Inc.	2	45
Sabre Corporation (a)	70	257
Sally Beauty Holdings, Inc. (a)	18	190
Savers Value Village, Inc. (a) (b)	3	32
Shake Shack, Inc. - Class A (a)	7	897
Shoe Carnival, Inc.	6	204
Signet Jewelers Limited	8	632
Skechers U.S.A., Inc. - Class A (a)	16	1,046
Skyline Champion Corporation (a)	10	863
Sleep Number Corporation (a)	5	73
Smith & Wesson Brands, Inc.	11	110
Soho House & Co Inc. - Class A (a) (b)	6	46
Solo Brands, Inc. - Class A (a) (b)	7	7
Sonic Automotive, Inc. - Class A	4	278
Sonos, Inc. (a)	21	321
Sportsman's Warehouse Holdings, Inc. (a)	11	29
Standard Motor Products, Inc.	4	139
Steven Madden, Ltd.	13	571
Stitch Fix, Inc. - Class A (a)	19	84
Stoneridge, Inc. (a)	6	41
Strategic Education, Inc.	4	393
Strattec Security Corporation (a)	1	35
Stride, Inc. (a)	8	817
Sturm, Ruger & Company, Inc.	2	75
Superior Group of Companies, Inc.	3	57
Sweetgreen, Inc. - Class A (a)	17	547
Sypris Solutions, Inc. (a)	3	5
Target Hospitality Corp. (a)	1	13
Taylor Morrison Home II Corporation - Class A (a)	21	1,268
Tempur Sealy International, Inc.	20	1,162
The Buckle, Inc.	9	461
The Cato Corporation - Class A	5	18
The Goodyear Tire & Rubber Company (a)	50	447
The ODP Corporation (a)	7	159
The Wendy's Company	32	519
Thor Industries, Inc.	8	813
ThredUp Inc. - Class A (a)	14	20
Tile Shop Holdings, Inc. (a)	10	67
Tilly's, Inc. - Class A (a) (b)	4	18
TopBuild Corp. (a)	2	651
Topgolf Callaway Brands Corp. (a)	32	252
Travel + Leisure Co.	13	634
TRI Pointe Homes Holdings, Inc. (a)	18	661
Udemy, Inc. (a)	5	39
Under Armour, Inc. - Class A (a)	32	268
Under Armour, Inc. - Class C (a)	35	263
Unifi, Inc. (a)	4	28
United Parks And Resorts Inc. (a)	10	575
Universal Electronics Inc. (a)	3	37
Universal Technical Institute, Inc. (a)	10	266
Upbound Group, Inc.	10	290
Urban Outfitters, Inc. (a)	17	938
V.F. Corporation	42	901
Vail Resorts, Inc.	6	1,047
Valvoline, Inc. (a)	24	861
Vera Bradley, Inc. (a)	8	30
Victoria's Secret & Co. (a)	13	538
Vince Holding Corp. (a)	1	3
Visteon Corporation (a)	5	443
VOXX International Corporation - Class A (a) (b)	7	51
Warby Parker Inc. - Class A (a)	18	426
Weyco Group, Inc.	3	96
Whirlpool Corporation	7	759
Wingstop Inc.	3	848
Winmark Corporation	1	299
Winnebago Industries, Inc.	6	263
Wolverine World Wide, Inc.	11	248
Worthington Industries, Inc.	9	362
Wyndham Hotels & Resorts, Inc.	12	1,223
Wynn Resorts, Limited	8	727
XPEL, Inc. (a)	4	166
YETI Holdings, Inc. (a)	14	524
Zumiez Inc. (a)	4	77
		99,332
Information Technology 12.6%
3D Systems Corporation (a)	16	54
8X8, Inc. (a)	16	43
908 Devices Inc. (a)	5	12
A10 Networks, Inc.	17	319
ACI Worldwide, Inc. (a)	19	1,006
Adeia Inc.	20	286
Adtran Holdings, Inc. (a)	12	102
Advanced Energy Industries, Inc.	7	774
Aehr Test Systems (a) (b)	6	95
Agilysys, Inc. (a)	4	531
Airgain, Inc. (a)	2	16
Alarm.Com Holdings, Inc. (a)	9	547
Alkami Technology, Inc. (a)	13	478
Allegro Microsystems Inc. (a)	22	487
Alpha and Omega Semiconductor Limited (a)	7	249
Altair Engineering Inc. - Class A (a)	9	929
Ambarella Inc. (a)	7	498
Amdocs Limited	11	924
Amkor Technology, Inc.	30	780
Amplitude Inc. - Class A (a)	2	23
Amtech Systems, Inc. (a)	3	17
AppFolio, Inc. - Class A (a)	2	507
Applied Optoelectronics, Inc. (a) (b)	6	229
Arlo Technologies, Inc. (a)	2	25
Arrow Electronics, Inc. (a)	8	940
ASGN Incorporated (a)	9	743
AstroNova, Inc. (a)	—	6
AvePoint, Inc. - Class A (a)	30	497
Aviat Networks, Inc. (a)	3	61
Avnet, Inc.	16	849

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Aware Inc. (a)	5	9
Axcelis Technologies, Inc. (a)	6	396
Backblaze Inc. - Class A (a)	3	17
Badger Meter, Inc.	6	1,179
Bel Fuse Inc. - Class B	3	230
Belden Inc.	7	796
Benchmark Electronics, Inc.	8	374
Bill Holdings, Inc. (a)	12	1,058
Bk Technologies, Inc. (a)	—	7
Blackbaud, Inc. (a)	9	690
Blackline, Inc. (a)	8	504
Box, Inc. - Class A (a)	22	698
Brightcove Inc. (a)	14	59
C3.ai, Inc. - Class A (a)	1	30
Calix, Inc. (a)	12	406
Cambium Networks Corp. (a) (b)	6	4
CCC Intelligent Solutions Holdings Inc. (a)	76	889
Cerence Inc. (a)	7	51
CEVA Inc. (a)	5	171
Ciena Corporation (a)	18	1,502
Cipher Mining Inc. (a)	6	26
Cirrus Logic, Inc. (a)	10	957
Clear Secure, Inc. - Class A	13	344
Clearfield, Inc. (a)	1	39
Climb Global Solutions, Inc.	1	148
Coda Octopus Group, Inc. (a) (b)	1	9
Cognex Corporation	21	745
Coherent Corp. (a)	10	902
Cohu, Inc. (a)	9	245
CommVault Systems, Inc. (a)	6	961
Comtech Telecommunications Corp. (a)	8	31
Consensus Cloud Solutions, Inc. (a)	4	97
CoreCard Corporation (a)	1	33
Corsair Gaming, Inc. (a)	12	81
CPI Card Group Inc. (a)	2	66
Crane Nxt, Co.	8	491
Credo Technology Group Holding Ltd (a)	11	733
Crexendo, Inc. (a)	2	11
CS Disco, Inc. (a)	13	65
CTS Corporation	5	282
Daily Journal Corporation (a)	—	144
Daktronics, Inc. (a)	12	201
Diebold Nixdorf, Incorporated (a)	4	179
Digi International Inc. (a)	7	198
Digital Turbine USA, Inc. (a) (b)	14	24
DigitalOcean Holdings, Inc. (a)	13	431
Diodes Incorporated (a)	8	509
Dolby Laboratories, Inc. - Class A	6	470
DoubleVerify Holdings, Inc. (a)	25	472
Dropbox, Inc. - Class A (a)	29	857
DXC Technology Company (a)	29	589
E2Open Parent Holdings, Inc. - Class A (a)	37	98
Eastman Kodak Company (a)	14	91
Egain Corporation (a)	9	56
Elastic N.V. (a)	5	459
Enfusion, Inc. - Class A (a)	15	153
Enphase Energy, Inc. (a)	6	429
ePlus inc. (a)	5	362
EverCommerce Inc. (a)	1	14
Everspin Technologies, Inc. (a)	5	33
Evolv Technologies Holdings, Inc. - Class A (a) (b)	13	51
Extreme Networks, Inc. (a)	19	321
Fabrinet (a)	6	1,226
FARO Technologies, Inc. (a)	4	105
Fastly, Inc. - Class A (a)	24	227
Five9, Inc. (a)	4	158
Formfactor, Inc. (a)	13	558
Frequency Electronics, Inc.	1	22
Freshworks, Inc. - Class A (a)	35	560
Genasys Inc. (a)	7	19
Globant S.A. (a)	5	1,097
Grid Dynamics Holdings, Inc. - Class A (a)	15	329
GSI Technology, Inc. (a)	3	11
Hackett Group, Inc., The	7	202
Harmonic, Inc. (a)	20	264
HashiCorp, Inc. - Class A (a)	17	596
Ichor Holdings, Ltd. (a)	6	205
Identiv, Inc. (a)	6	21
Immersion Corporation	1	10
Indie Semiconductor, Inc. - Class A (a) (b)	27	110
Infinera Corporation (a)	33	214
Informatica Inc. - Class A (a)	22	566
Information Services Group, Inc.	11	38
Insight Enterprises, Inc. (a)	6	939
Intapp US, Inc. (a)	12	769
InterDigital, Inc.	5	969
inTEST Corporation (a)	3	22
Intevac, Inc. (a)	8	26
IPG Photonics Corporation (a)	7	518
Issuer Direct Corporation (a) (b)	1	8
Itron, Inc. (a)	8	886
JAMF Holding Corp. (a)	21	291
JFROG Ltd (a)	17	497
Kimball Electronics Group, LLC (a)	6	113
Knowles Corporation (a)	17	342
Kulicke and Soffa Industries, Inc.	9	437
KVH Industries, Inc. (a)	5	26
Kyndryl Holdings, Inc. (a)	38	1,314
Lantronix, Inc. (a)	11	44
Lattice Semiconductor Corporation (a)	14	795
Littelfuse, Inc.	4	845
LiveRamp Holdings, Inc. (a)	13	384
Logility Supply Chain Solutions, Inc. - Class A	8	90
Lumentum Holdings Inc. (a)	10	814
Luna Innovations Incorporated (a) (b)	1	2
MACOM Technology Solutions Holdings, Inc. (a)	11	1,424
Magnachip Semiconductor Corporation (a)	12	47
Matterport Operating, LLC - Class A (a)	56	268
MaxLinear, Inc. (a)	16	310
MeridianLink, Inc. (a)	11	227
Methode Electronics, Inc.	6	74
Mirion Technologies (US), Inc. - Class A (a)	34	590
Mitek Systems, Inc. (a)	10	108
MKS Instruments, Inc.	8	852
N-Able, Inc. (a)	30	279
Napco Security Technologies, Inc.	7	242
Navitas Semiconductor USA, Inc. (a) (b)	23	82
nCino OpCo, Inc. (a)	13	438
NCR Voyix Corporation (a)	25	341
NETGEAR, Inc. (a)	7	182
NetScout Systems, Inc. (a)	13	288
Network-1 Technologies, Inc.	3	4
Nlight, Inc. (a)	11	113
Novanta Inc. (a)	6	957
NVE Corporation	1	95
Olo Inc. - Class A (a)	19	143
ON24, Inc. (a)	10	67
One Stop Systems, Inc. (a)	1	5
OneSpan Inc.	9	168
Onto Innovation Inc. (a)	6	998
Ooma, Inc. (a)	6	86
Osi Systems, Inc. (a)	3	524
Ouster, Inc. - Class A (a)	6	70
PAR Technology Corporation (a)	6	438
PC Connection, Inc.	5	350
PDF Solutions, Inc. (a)	8	229
Pegasystems Inc.	9	870
Penguin Solutions, Inc. (a)	9	173
Photronics, Inc. (a)	12	274
Plexus Corp. (a)	5	776
Power Integrations, Inc.	10	615
Powerfleet Inc. (a)	18	118
Procore Technologies, Inc. (a)	5	402
Progress Software Corporation	8	515
Q2 Holdings, Inc. (a)	10	990
Qorvo, Inc. (a)	11	783
Qualys, Inc. (a)	6	845
Rambus Inc. (a)	18	937
Rapid7, Inc. (a)	2	67
Red Violet, Inc. (a)	3	97

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Ribbon Communications Inc. (a)	41	170
Richardson Electronics, Ltd.	2	31
Rimini Street, Inc. (a)	17	45
RingCentral, Inc. - Class A (a)	11	393
Riot Platforms, Inc. (a) (b)	8	82
Rogers Corporation (a)	3	307
Sanmina Corporation (a)	10	773
Sapiens International Corporation N.V.	9	237
ScanSource, Inc. (a)	5	259
Secureworks Corp. - Class A (a)	2	13
Semrush Holdings, Inc. - Class A (a)	17	202
SentinelOne, Inc. - Class A (a)	36	800
Silicon Laboratories Inc. (a)	6	687
Sitime Corporation (a)	3	605
Skywater Technology, Inc. (a)	6	78
SmartRent, Inc. - Class A (a)	12	21
SolarWinds Corporation	26	364
Soundthinking, Inc. (a)	3	42
Sprinklr, Inc. - Class A (a)	23	192
SPS Commerce, Inc. (a)	6	1,147
Synaptics Incorporated (a)	7	506
Synchronoss Technologies, Inc. (a)	1	6
TD SYNNEX Corporation	1	108
Telos Corporation (a)	17	58
Tenable Holdings, Inc. (a)	13	521
Teradata Corporation (a)	15	476
TeraWulf Inc. (a) (b)	69	388
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	19	475
Turtle Beach Corporation (a)	2	31
Uipath, Inc. - Class A (a)	48	615
Ultra Clean Holdings, Inc. (a)	8	299
Unisys Corporation (a)	15	92
Unity Software Inc. (a)	40	898
Universal Display Corporation	5	737
Upland Software, Inc. (a) (b)	5	20
Varonis Systems, Inc. (a)	6	267
Veeco Instruments Inc. (a)	10	265
Verint Systems Inc. (a)	11	302
Vertex, Inc. - Class A (a)	10	537
Viant Technology Inc. - Class A (a)	3	50
Viavi Solutions Inc. (a)	39	392
Vishay Intertechnology, Inc.	23	387
Vishay Precision Group, Inc. (a)	3	75
Vontier Corporation	25	898
Wolfspeed, Inc. (a) (b)	8	53
Xerox Holdings Corporation	22	183
Xperi Inc. (a)	9	87
Yext, Inc. (a)	22	142
Zeta Global Holdings Corp. - Class A (a)	13	234
		83,185
Health Care 10.4%
10X Genomics, Inc. - Class A (a)	13	184
2Seventy Bio, Inc. (a) (b)	3	9
4D Molecular Therapeutics, Inc. (a)	2	11
89Bio, Inc. (a)	6	47
Aadi Bioscience, Inc. (a) (b)	6	19
AbSci Corporation (a) (b)	18	48
AC Immune SA (a)	2	4
Acadia Healthcare Company, Inc. (a)	15	608
ACADIA Pharmaceuticals Inc. (a)	10	188
Accolade, Inc. (a)	18	62
Accuray Incorporated (a)	25	49
Acelyrin, Inc. (a)	7	23
Aclaris Therapeutics, Inc. (a)	9	22
Actinium Pharmaceuticals, Inc. (a)	5	6
Acumen Pharmaceuticals, Inc. (a)	2	3
AdaptHealth LLC - Class A (a)	18	168
Adaptive Biotechnologies Corporation (a)	28	168
Addus HomeCare Corporation (a)	3	407
Adicet Therapeutics, Inc. (a)	8	8
ADMA Biologics, Inc. (a)	45	773
Adverum Biotechnologies, Inc. (a)	2	11
Aerovate Therapeutics Inc. (a) (b)	1	3
Affimed N.V. (a) (b)	1	1
Agilon Health Management, Inc. (a)	10	19
Agios Pharmaceuticals, Inc. (a)	10	336
Akebia Therapeutics, Inc. (a)	38	72
Akero Therapeutics Inc. (a)	8	230
Aldeyra Therapeutics, Inc. (a)	17	85
Alector, Inc. (a)	17	32
Alkermes Public Limited Company (a)	30	863
Allakos Inc. (a)	13	16
Allogene Therapeutics, Inc. (a)	40	86
Allovir, Inc. (a)	11	5
Altimmune, Inc. (a) (b)	6	45
ALX Oncology Holdings Inc. (a) (b)	1	2
Amedisys, Inc. (a)	6	553
American Well Corporation - Class A (a)	2	12
AMN Healthcare Services, Inc. (a)	7	172
Amneal Pharmaceuticals, Inc. - Class A (a)	56	447
Amphastar Pharmaceuticals, Inc. (a)	8	297
AngioDynamics, Inc. (a)	8	76
ANI Pharmaceuticals, Inc. (a)	5	264
Anika Therapeutics, Inc. (a)	4	62
Annexon, Inc. (a)	13	69
Apyx Medical Corporation (a)	7	11
Aravas Inc. (a)	2	7
Arcellx Inc. (a)	7	569
Arcturus Therapeutics Holdings Inc. (a) (b)	6	106
Arcus Biosciences, Inc. (a)	15	228
ARS Pharmaceuticals, Inc. (a)	3	35
Artivion, Inc. (a)	10	278
Arvinas Operations, Inc. (a)	11	214
Assembly Biosciences, Inc. (a)	1	10
Assertio Holdings, Inc. (a) (b)	5	5
Astrana Health, Inc. (a)	9	290
Atea Pharmaceuticals, Inc. (a)	12	40
AtriCure, Inc. (a)	8	242
Atyr Pharma, Inc. (a) (b)	4	15
Aura Biosciences, Inc. (a)	8	67
Avanos Medical, Inc. (a)	10	156
Avidity Biosciences, Inc. (a)	17	484
AxoGen, Inc. (a)	9	149
Azenta, Inc. (a)	8	419
Beam Therapeutics Inc. (a)	14	354
Bioatla, Inc. (a) (b)	1	1
Biohaven Ltd. (a)	—	4
BioLife Solutions, Inc. (a)	9	235
Biomea Fusion, Inc. (a) (b)	3	13
Bio-Rad Laboratories, Inc. - Class A (a)	2	807
Biote Corp. - Class A (a)	6	37
Bioventus Inc. - Class A (a)	10	105
Black Diamond Therapeutics, Inc. (a)	11	24
Brookdale Senior Living Inc. (a)	39	198
Bruker Corporation	16	918
C4 Therapeutics, Inc. (a)	13	47
Caredx, Inc. (a)	10	220
Caribou Biosciences, Inc. (a) (b)	18	29
CASI Pharmaceuticals, Inc. (a)	2	5
Castle Biosciences, Inc. (a)	6	157
Catalyst Pharmaceuticals, Inc. (a)	21	432
Century Therapeutics, Inc. (a)	1	1
Certara, Inc. (a)	26	276
Charles River Laboratories International, Inc. (a)	6	1,024
Chemed Corporation	2	816
Chinook Therapeutics, Inc. (a) (d)	3	1
Codexis, Inc. (a)	10	46
Cogent Biosciences, Inc. (a)	16	122
Collegium Pharmaceutical, Inc. (a)	7	209
Community Health Systems, Inc. (a)	30	89
Compass Therapeutics, Inc. (a)	5	7
Concentra Group Holdings Parent, Inc.	18	352
CONMED Corporation	5	358
Corcept Therapeutics Incorporated (a)	17	863
CorVel Corporation (a)	10	1,060
Corvus Pharmaceuticals, Inc. (a) (b)	5	27
CRISPR Therapeutics AG (a) (b)	13	530
Cross Country Healthcare, Inc. (a)	8	143

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Cryoport, Inc. (a)	9	71
Cullinan Oncology, LLC (a)	9	106
Cumberland Pharmaceuticals, Inc. (a)	3	7
CVRx, Inc. (a) (b)	1	16
Cytek Biosciences, Inc. (a)	22	144
Day One Biopharmaceuticals, Inc. (a)	13	168
Definitive Healthcare Corp. - Class A (a)	15	61
Denali Therapeutics Inc. (a)	20	411
Dentsply Sirona Inc.	31	596
Design Therapeutics, Inc. (a)	3	18
Doximity, Inc. - Class A (a)	17	910
Dynavax Technologies Corporation (a)	24	308
Edgewise Therapeutics, Inc. (a)	13	334
Editas Medicine, Inc. (a)	19	24
Elanco Animal Health Incorporated (a)	74	895
Electromed, Inc. (a)	2	45
Embecta Corp.	10	217
Emergent BioSolutions Inc. (a)	8	79
Enanta Pharmaceuticals, Inc. (a)	5	28
Encompass Health Corporation	9	800
Enhabit Inc. (a)	10	76
Enovis Corporation (a)	10	431
Entrada Therapeutics, Inc. (a)	2	31
Envista Holdings Corporation (a)	22	428
Enzo Biochem, Inc.	10	7
Erasca, Inc. (a)	31	78
Evolent Health, Inc. - Class A (a)	20	225
Exact Sciences Corporation (a)	6	338
Exagen Inc. (a)	1	3
Exelixis, Inc. (a)	42	1,390
Eyepoint Pharmaceuticals, Inc. (a)	2	14
Fate Therapeutics, Inc. (a)	14	23
Fonar Corporation (a)	1	18
Fulcrum Therapeutics, Inc. (a)	12	58
Fulgent Genetics, Inc. (a) (b)	6	112
Generation Bio Co. (a)	10	10
Glaukos Corporation (a)	4	577
GoodRx Holdings, Inc. - Class A (a)	18	84
Haemonetics Corporation (a)	8	630
Halozyme Therapeutics, Inc. (a)	18	846
Harmony Biosciences Holdings Inc. (a)	10	328
Harvard Bioscience, Inc. (a)	9	19
Health Catalyst, Inc. (a)	13	95
HealthEquity, Inc. (a)	14	1,334
Healthstream, Inc.	7	224
Henry Schein, Inc. (a)	17	1,154
HilleVax, Inc. (a)	8	17
Hims & Hers Health, Inc. - Class A (a)	33	808
iCAD, Inc. (a)	3	6
ICU Medical, Inc. (a)	3	482
IDEAYA Biosciences, Inc. (a)	1	31
IGM Biosciences, Inc. (a)	3	17
Immunic, Inc. (a)	1	1
Immunovant, Inc. (a)	6	160
Inari Medical, Inc. (a)	9	442
InfuSystem Holdings, Inc. (a)	5	44
Innoviva, Inc. (a)	14	247
Inogen, Inc. (a)	6	52
Inovio Pharmaceuticals, Inc. (a)	5	9
Inozyme Pharma, Inc. (a)	9	24
Inspire Medical Systems, Inc. (a)	4	733
Integer Holdings Corporation (a)	6	806
Integra LifeSciences Holdings Corporation (a)	13	289
Intellia Therapeutics, Inc. (a)	14	160
Iovance Biotherapeutics, Inc. (a)	27	197
Iradimed Corporation	3	164
Iteos Therapeutics, Inc. (a)	7	55
Janux Therapeutics, Inc. (a)	1	64
Jasper Therapeutics, Inc. (a)	3	54
Jazz Pharmaceuticals Public Limited Company (a)	9	1,062
Joint Corp, The (a)	4	41
KalVista Pharmaceuticals Inc. (a)	7	59
Keros Therapeutics, Inc. (a)	3	42
Kewaunee Scientific Corporation (a)	—	27
Kiniksa Pharmaceuticals International, PLC - Class A (a)	8	149
Kodiak Sciences Inc. (a)	11	105
Krystal Biotech, Inc. (a)	5	712
Kura Oncology, Inc. (a)	17	150
Kymera Therapeutics, Inc. (a)	4	165
Lantheus Holdings, Inc. (a)	11	948
Larimar Therapeutics, Inc. (a)	6	24
Leap Therapeutics, Inc. (a) (b)	3	8
LeMaitre Vascular, Inc.	4	352
Lensar, Inc. (a)	1	10
LENZ Therapeutics, Inc. (a) (b)	2	50
Lifestance Health Group, Inc. (a)	41	303
Ligand Pharmaceuticals Incorporated (a)	3	346
Lineage Cell Therapeutics, Inc. (a)	4	2
LivaNova PLC (a)	10	444
Lyell Immunopharma Inc. (a)	2	1
MacroGenics, Inc. (a) (b)	15	50
MannKind Corporation (a)	49	313
Maravai LifeSciences Holdings, Inc. - Class A (a)	26	142
Masimo Corporation (a)	5	897
MaxCyte, Inc. (a)	19	77
MediciNova, Inc. (a)	3	6
Medpace Holdings, Inc. (a)	—	89
MeiraGTx Holdings plc (a)	12	73
Merit Medical Systems, Inc. (a)	10	993
Merrimack Pharmaceuticals, Inc. (a) (d)	4	—
Mesa Laboratories, Inc.	1	147
Milestone Pharmaceuticals Inc. (a) (b)	2	4
MiMedx Group, Inc. (a)	25	239
ModivCare Inc. (a)	4	42
Monte Rosa Therapeutics, Inc. (a) (b)	3	18
Myriad Genetics, Inc. (a)	17	229
National HealthCare Corporation	3	335
National Research Corporation	5	90
Nektar Therapeutics (a)	26	24
Neogen Corporation (a)	17	211
Neogenomics, Inc. (a)	23	381
Nevro Corp. (a)	5	19
Nextcure, Inc. (a)	6	5
Nkarta, Inc. (a)	7	18
Nurix Therapeutics, Inc. (a)	10	198
Nutex Health Inc. (a)	—	7
Nuvation Bio Operating Company LLC - Class A (a)	4	10
Olema Pharmaceuticals Inc. (a)	13	77
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	23	81
Omnicell, Inc. (a)	8	362
Onkure Therapeutics, Inc. - Class A (a)	—	—
OPKO Health, Inc. (a) (b)	22	32
OptimizeRX Corporation (a)	4	19
Option Care Health, Inc. (a)	29	677
Orasure Technologies, Inc. (a)	14	52
Organogenesis Holdings Inc. - Class A (a)	22	72
Organon & Co.	35	529
Oric Pharmaceuticals, Inc. (a)	11	88
Orthofix Medical Inc. (a)	7	123
Orthopediatrics Corp. (a)	5	119
Ovid Therapeutics Inc. (a)	7	7
Owens & Minor, Inc. (a)	15	196
Pacific Biosciences of California, Inc. (a) (b)	12	22
Pacira Pharmaceuticals, Inc. (a)	9	169
Paragon 28, Inc. (a) (b)	3	28
Patterson Companies, Inc.	17	517
PDL BioPharma, Inc. (a) (b) (d)	14	17
Pediatrix Medical Group, Inc. (a)	17	217
Pennant Group, Inc. , The (a)	8	211
Penumbra, Inc. (a)	4	1,016
Performant Healthcare, Inc. (a)	17	50
Perrigo Company Public Limited Company	23	580
Personalis, Inc. (a)	5	31
Phibro Animal Health Corporation - Class A	5	107
Phreesia, Inc. (a)	1	33
Pliant Therapeutics, Inc. (a)	10	126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
PMV Pharmaceuticals, Inc. (a)	10	15
Poseida Therapeutics, Inc. (a)	21	205
PPHM, Inc. (a)	2	27
Praxis Precision Medicines, Inc. (a)	1	92
Precigen, Inc. (a) (b)	6	7
Prelude Therapeutics Incorporated (a) (b)	3	4
Premier Healthcare Solutions, Inc. - Class A	18	377
Prestige Consumer Healthcare Inc. (a)	9	696
Privia Health Group Inc. (a)	18	346
Progyny, Inc. (a)	15	256
Prothena Corporation Public Limited Company (a)	9	118
PTC Therapeutics, Inc. (a)	1	66
Pulmonx Corporation (a)	9	60
Puma Biotechnology, Inc. (a)	10	31
Pyxis Oncology, Inc. (a) (b)	4	6
Quanterix Corporation (a)	9	94
Quidelortho Corporation (a)	11	481
Quipt Home Medical Corp. (a)	6	17
RadNet, Inc. (a)	14	964
RAPT Therapeutics, Inc. (a)	7	11
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	8	54
Regenxbio Inc. (a)	10	79
Relay Therapeutics, Inc. (a)	21	87
Repare Therapeutics Inc. (a) (b)	4	5
Repligen Corporation (a)	4	617
Replimune Group, Inc. (a)	13	155
Rezolute, Inc. (a)	6	28
Rocket Pharmaceuticals, Inc. (a)	13	160
RxSight, Inc. (a)	7	240
Sage Therapeutics Inc. (a)	10	56
Sana Biotechnology, Inc. (a) (b)	13	22
Sanara Medtech Inc. (a)	1	28
Schrodinger, Inc. (a)	7	136
Seer, Inc. - Class A (a)	6	15
Select Medical Holdings Corporation	23	435
Semler Scientific, Inc. (a)	2	84
Sensus Healthcare, Inc. (a)	2	17
Sera Prognostics, Inc. - Class A (a)	3	27
SI-BONE, Inc. (a)	8	108
SIGA Technologies, Inc.	17	100
Sight Sciences, Inc. (a)	8	29
Simulations Plus, Inc.	4	105
Solid Biosciences Inc. (a)	2	7
Sotera Health LLC (a)	44	596
Spero Therapeutics, Inc. (a)	10	10
Springworks Therapeutics, Inc. (a)	7	243
STAAR Surgical Company (a)	8	201
Stoke Therapeutics, Inc. (a)	9	99
Supernus Pharmaceuticals, Inc. (a)	10	349
Surgery Partners, Inc. (a)	22	457
Surmodics, Inc. (a)	4	139
Sutro Biopharma, Inc. (a)	12	21
Syndax Pharmaceuticals, Inc. (a)	14	191
Tactile Systems Technology, Inc. (a)	6	101
Talkspace, Inc. (a)	32	99
Tango Therapeutics, Inc. (a)	13	41
Tarsus Pharmaceuticals, Inc. (a)	5	281
Tectonic Therapeutic, Inc. (a)	—	3
Teladoc Health, Inc. (a)	28	252
Teleflex Incorporated	5	855
Terns Pharmaceuticals, Inc. (a)	13	70
The Ensign Group, Inc.	10	1,306
Theravance Biopharma, Inc. (a)	8	79
Third Harmonic Bio, Inc. (a)	4	39
TransMedics Group, Inc. (a) (b)	5	318
Treace Medical Concepts, Inc. (a)	5	35
Trevi Therapeutics, Inc. (a)	14	58
TruBridge, Inc. (a)	4	70
TScan Therapeutics, Inc. (a)	3	10
Twist Bioscience Corporation (a)	8	388
Tyra Biosciences, Inc. (a) (b)	3	36
U. S. Physical Therapy, Inc.	3	226
UFP Technologies, Inc. (a)	2	413
Utah Medical Products, Inc.	1	59
Vanda Pharmaceuticals Inc. (a)	14	66
Varex Imaging Corporation (a)	9	132
Ventyx Biosciences, Inc. (a)	—	1
Vera Therapeutics, Inc. - Class A (a)	1	59
Veracyte, Inc. (a)	13	513
Vericel Corporation (a)	8	440
Verve Therapeutics, Inc. (a)	1	8
Viking Therapeutics, Inc. (a)	2	78
VIR Biotechnology, Inc. (a)	16	116
Voyager Therapeutics, Inc. (a)	8	43
Werewolf Therapeutics, Inc. (a)	5	7
Xbiotech Inc (a) (b)	6	24
Xencor, Inc. (a)	12	287
Xenon Pharmaceuticals Inc. (a)	2	73
Y-mAbs Therapeutics, Inc. (a) (b)	8	66
Zentalis Pharmaceuticals, Inc. (a)	2	7
ZimVie Inc. (a)	5	75
Zura Bio Limited - Class A (a)	7	18
Zymeworks Inc. (a)	11	160
		68,893
Materials 6.1%
Advanced Emissions Solutions, Inc. (a)	6	45
AdvanSix Inc.	6	164
Alcoa Corporation	27	1,038
Alpha Metallurgical Resources, Inc. (a)	2	433
Alto Ingredients, Inc. (a)	20	31
American Vanguard Corporation	6	28
Ampco-Pittsburgh Corporation (a)	3	6
AptarGroup, Inc.	—	67
Arcadium Lithium PLC (a)	67	343
Arch Resources, Inc. - Class A	3	436
Ardagh Metal Packaging S.A.	48	145
Ascent Industries Co. (a)	2	20
Ashland Inc.	9	627
Aspen Aerogels, Inc. (a)	13	160
ATI Inc. (a)	22	1,228
Avient Corporation	16	651
Axalta Coating Systems Ltd. (a)	24	811
Balchem Corporation	6	926
Berry Global Group, Inc.	16	1,003
Bioceres Crop Solutions Corp. (a) (b)	4	22
Cabot Corporation	10	894
Caledonia Mining Corporation PLC	3	26
Carpenter Technology Corporation	9	1,466
Celanese Corporation - Class A	8	544
Century Aluminum Company (a)	21	379
Clearwater Paper Corporation (a)	3	102
Cleveland-Cliffs Inc. (a)	63	596
Coeur Mining, Inc. (a)	72	413
Commercial Metals Company	22	1,071
Compass Minerals International, Inc.	7	78
Core Molding Technologies, Inc. (a)	—	3
Crown Holdings, Inc.	7	575
Dakota Gold Corp. (a)	13	28
Eagle Materials Inc.	3	808
Ecovyst Inc. (a)	20	154
Element Solutions Inc.	45	1,149
Ferroglobe PLC	37	142
Flotek Industries, Inc. (a)	3	31
FMC Corporation	12	597
Fortitude Gold Corporation	2	11
Friedman Industries, Incorporated	2	23
Gatos Silver, Inc. (a)	12	168
Graphic Packaging Holding Company	32	880
Greif, Inc. - Class A	4	273
Greif, Inc. - Class B	3	186
H.B. Fuller Company	10	657
Hawkins, Inc.	5	599
Hecla Mining Company	112	552
Huntsman Corporation	28	508
Idaho Strategic Resources, Inc. (a)	1	10
Ingevity Corporation (a)	6	263
Innospec Inc.	4	482
Intrepid Potash, Inc. (a)	3	75
Kaiser Aluminum Corporation	3	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Knife River Corporation (a)	9	924
Koppers Holdings Inc.	5	154
Kronos Worldwide, Inc.	12	120
Louisiana-Pacific Corporation (W VA)	12	1,215
LSB Industries, Inc. (a)	15	116
Magnera Corporation (a)	4	76
Materion Corporation	4	367
MATIV Holdings, Inc.	12	131
Mercer International Inc.	13	86
Metallus Inc. (a)	8	118
Minera Andes Inc. (a)	7	52
Minerals Technologies Inc.	6	462
Mosaic Company, The	33	822
MP Materials Corp. - Class A (a) (b)	22	336
Myers Industries, Inc.	5	57
NewMarket Corporation	2	817
Nexa Resources S.A. (a)	9	76
O-I Glass, Inc. (a)	28	299
Olin Corporation	18	619
Olympic Steel, Inc.	2	71
Orion Engineered Carbons Finance & Co. S.C.A.	11	170
Perimeter Solutions, Inc. (a)	16	211
Piedmont Lithium Inc. (a) (b)	2	21
Quaker Chemical Corporation	3	446
Radius Recycling, Inc. - Class A	6	88
Ramaco Resources, Inc. - Class A	8	81
Ramaco Resources, Inc. - Class B	2	18
Ranpak Holdings Corp - Class A (a)	14	95
Rayonier Advanced Materials Inc. (a)	17	143
Reynolds Group Holdings Limited	20	349
Royal Gold, Inc.	7	942
Ryerson Holding Corporation	7	134
Scotts Miracle-Gro Company, The	3	222
Sealed Air Corporation	22	735
Sensient Technologies Corporation	7	530
Silgan Holdings Inc.	19	964
Smith-Midland Corporation (a) (b)	1	53
Sonoco Products Company	16	761
Stepan Company	4	269
Summit Materials, Inc. - Class A (a)	19	941
SunCoke Energy, Inc.	19	207
Sylvamo Corporation	7	517
The Chemours Company	25	414
Tredegar Corporation (a)	8	63
TriMas Corporation	8	195
Trinseo Public Limited Company (b)	5	28
Tronox Holdings PLC	28	286
United States Lime & Minerals, Inc.	5	660
United States Steel Corporation	26	890
Universal Stainless & Alloy Products, Inc. (a)	1	29
Warrior Met Coal, Inc.	8	455
Worthington Steel, Inc.	9	287
		40,252
Energy 5.3%
Adams Resources & Energy, Inc.	1	30
Amplify Energy Corp. (a)	9	56
Antero Midstream Corporation	79	1,191
Antero Resources Corporation (a)	38	1,327
Apa Corp.	45	1,041
Archrock, Inc.	27	670
Ardmore Shipping Services (Ireland) Limited	10	116
Atlas Energy Solutions Inc. (b)	—	7
Berry Corporation (Bry)	14	57
Bristow Holdings U.S. Inc. (a)	6	222
Cactus, Inc. - Class A	10	605
California Resources Corporation	12	637
Centrus Energy Corp. - Class A (a)	3	227
ChampionX Corporation	32	881
Chord Energy Corporation	2	250
Civitas Resources, Inc.	9	423
Clean Energy Fuels Corp. (a)	48	120
CNX Resources Corporation (a)	27	974
Comstock Resources, Inc. (a) (b)	47	848
CONSOL Energy Inc.	5	553
Core Laboratories LP	9	151
Crescent Energy Company - Class A	23	330
CVR Energy, Inc.	17	320
Delek US Holdings, Inc.	11	210
DHT Holdings, Inc.	31	287
DMC Global Inc. (a)	5	39
Dorian LPG Ltd.	9	220
DT Midstream, Inc.	13	1,314
enCore Energy Corp. (a)	6	22
Energy Services of America Corporation	1	16
Enlink Midstream, LLC	75	1,055
Epsilon Energy Ltd.	5	30
Evolution Petroleum Corporation	9	45
Excelerate Energy, Inc. - Class A	4	119
Expro Group Holdings N.V. (a)	19	238
Forum Energy Technologies, Inc. (a)	2	34
FutureFuel Corp.	10	55
Geospace Technologies Corporation (a)	3	35
Gevo, Inc. (a) (b)	5	11
Granite Ridge Resources, Inc.	7	47
Green Plains Inc. (a)	11	102
Gulf Island Fabrication, Inc. (a)	2	11
Gulfport Energy Operating Corporation (a)	3	534
Hallador Energy Company (a)	8	90
Helix Energy Solutions Group, Inc. (a)	30	279
Helmerich & Payne, Inc.	16	528
HF Sinclair Corporation	28	966
Innovex International, Inc. (a)	8	108
International Seaways, Inc.	9	325
Kinetik Holdings Inc. - Class A	8	454
KLX Energy Services Holdings, Inc. (a)	1	5
Kodiak Gas Services, LLC	7	300
Kosmos Energy Ltd. (a)	81	277
Liberty Energy Inc. - Class A	27	544
Lightbridge Corporation (a)	—	—
Magnolia Oil & Gas Corporation - Class A	29	687
Mammoth Energy Services, Inc. (a)	11	33
Matador Resources Company	17	955
Murphy Oil Corporation	23	693
Nabors Industries Ltd. (a)	2	125
NACCO Industries, Inc. - Class A	2	52
Natural Gas Services Group, Inc. (a)	3	80
New Fortress Energy Inc. - Class A	18	266
Newpark Resources, Inc. (a)	20	153
Noble Corporation 2022 Limited	19	608
Nordic American Tankers Limited (b)	48	120
Northern Oil and Gas Incorporated	14	517
NOV Inc.	47	686
Oceaneering International, Inc. (a)	18	479
Oil States International, Inc. (a)	16	79
Opal Fuels Inc. - Class A (a)	2	6
Ovintiv Canada ULC	3	132
Par Pacific Holdings, Inc. (a)	10	170
PBF Energy Inc. - Class A	19	511
Peabody Energy Corporation	21	433
Pedevco Corp. (a)	7	5
Phx Minerals Inc. - Class A	10	39
Primeenergy Resources Corporation (a)	—	58
Propetro Holding Corp. (a)	23	216
Range Resources Corporation	35	1,242
Ranger Energy Services, Inc. - Class A	4	66
REX American Resources Corporation (a)	4	174
Riley Exploration - Permian, LLC	2	53
Ring Energy Inc. (a)	2	3
RPC, Inc.	38	224
SandRidge Energy, Inc.	8	99
Scorpio Tankers Inc.	9	467
SEACOR Marine Holdings Inc. (a)	7	48
Seadrill Limited (a)	11	421
Select Water Solutions, Inc. - Class A	20	270
SFL Corporation Ltd.	27	272
SM Energy Company	19	730
Smart Sand, Inc.	10	22
Solaris Energy Infrastructure, Inc. - Class A	8	237
STR Sub Inc. - Class A	11	208

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Talos Energy Inc. (a)	30	291
Teekay Corporation	20	137
Teekay Tankers Ltd. - Class A	6	232
TETRA Technologies, Inc. (a)	32	115
Tidewater Inc. (a)	10	524
Transocean Ltd. (a) (c)	131	493
Uranium Energy Corp. (a)	66	443
VAALCO Energy, Inc.	16	70
Valaris Limited (a)	11	507
Vital Energy, Inc. (a)	4	111
Vitesse Energy, Inc.	5	129
W&T Offshore, Inc. (b)	13	21
Weatherford International Public Limited Company	10	695
World Kinect Corporation	11	314
		35,057
Consumer Staples 4.0%
Alico, Inc.	2	50
Andersons, Inc. , The	7	269
B&G Foods, Inc.	10	67
Beauty Health Company, The - Class A (a) (b)	14	23
Bellring Intermediate Holdings, Inc. (a)	21	1,612
Boston Beer Company, Inc., The - Class A (a)	2	456
Calavo Growers, Inc.	4	103
Cal-Maine Foods, Inc.	8	777
Celsius Holdings, Inc. (a)	16	429
Central Garden & Pet Company (a)	2	77
Central Garden & Pet Company - Class A (a)	10	319
Coca-Cola Consolidated, Inc.	1	811
Coty Inc. - Class A (a)	73	509
Darling Ingredients Inc. (a)	17	569
Del Monte Fresh Produce Company	8	275
Dole Public Limited Company	6	75
e.l.f. Beauty, Inc. (a)	6	754
Edgewell Personal Care Colombia S A S	9	310
Energizer Holdings, Inc.	12	431
Farmer Bros. Co. (a)	4	8
Flowers Foods, Inc.	34	697
Freshpet, Inc. (a)	8	1,159
Grocery Outlet Holding Corp. (a)	16	251
Herbalife Nutrition Ltd. (a)	16	107
Ingles Markets, Incorporated - Class A	3	176
Ingredion Incorporated	10	1,429
Interparfums, Inc.	5	713
J&J Snack Foods Corp.	3	494
John B. Sanfilippo & Son, Inc.	2	168
Lamb Weston Holdings, Inc.	8	552
Lancaster Colony Corporation	5	821
LifeVantage Corporation	2	32
Lifeway Foods, Inc. (a)	3	64
Limoneira Company	4	108
Mama's Creations, Inc. (a)	8	64
Medifast, Inc. (a)	2	38
MGPI Processing, Inc.	4	144
Mission Produce, Inc. (a)	13	187
National Beverage Corp.	11	457
Natural Alternatives International, Inc. (a)	1	4
Natural Grocers By Vitamin Cottage, Inc.	6	246
Natural Health Trends Corp.	1	4
Nature's Sunshine Products, Inc. (a)	5	70
Nu Skin Enterprises, Inc. - Class A	9	63
Oil-Dri Corporation of America	1	106
Olaplex Holdings, Inc. (a)	6	10
Pilgrim's Pride Corporation (a)	10	446
Post Holdings, Inc. (a)	10	1,099
PriceSmart, Inc.	6	533
Reynolds Consumer Products Inc.	25	668
Rocky Mountain Chocolate Factory, Inc. (a)	1	4
Seaboard Corporation	—	350
Seneca Foods Corporation - Class A (a)	1	106
Simply Good Foods Company, The (a)	16	643
Spartannash Company	8	143
Spectrum Brands Holdings, Inc.	6	512
Sprouts Farmers Market, Inc. (a)	15	1,939
The Chefs' Warehouse, Inc. (a)	8	371
The Hain Celestial Group, Inc. (a)	17	105
The Honest Company, Inc. (a)	16	113
Tootsie Roll Industries, Inc.	7	239
Treehouse Foods, Inc. (a)	10	351
Turning Point Brands, Inc.	4	227
United Natural Foods, Inc. (a)	13	347
United-Guardian, Inc. (b)	—	1
Universal Corporation	4	239
USANA Health Sciences, Inc. (a)	4	147
UTZ Brands, Inc. - Class A	14	212
Village Super Market, Inc. - Class A	3	85
Vita Coco Company, Inc., The (a)	10	362
Vital Farms, Inc. (a)	9	338
WD-40 Company	2	544
Weis Markets, Inc.	5	327
ZEVIA PBC - Class A (a) (b)	6	24
		26,563
Communication Services 3.1%
Advantage Solutions, Inc. - Class A (a)	31	91
Altice USA, Inc. - Class A (a)	42	101
AMC Networks, Inc. - Class A (a) (b)	8	77
Angi Inc. - Class A (a)	20	32
Anterix Inc. (a)	4	136
Atlanta Braves Holdings, Inc. - Series A (a)	2	74
Atlanta Braves Holdings, Inc. - Series C (a)	7	268
ATN International, Inc.	4	60
Bandwidth Inc. - Class A (a)	6	94
Boston Omaha Corporation - Class A (a)	7	99
Bumble Inc. - Class A (a)	20	166
Cable One, Inc.	1	277
Cardlytics, Inc. (a) (b)	10	38
CarGurus, Inc. - Class A (a)	19	679
Cars.com Inc. (a)	13	234
Cinemark Holdings, Inc. (a)	20	623
CM Wind Down Topco LLC - Class A (a)	4	2
Cogent Communications Holdings, Inc.	6	470
DHI Group, Inc. (a)	12	22
Emerald Holding, Inc. (b)	1	3
Entravision Communications Corporation - Class A	19	45
Eventbrite, Inc. - Class A (a)	15	50
EverQuote, Inc. - Class A (a)	6	126
Frontier Communications Parent, Inc. (a)	35	1,213
fuboTV Inc. (a) (b)	12	15
Gaia, Inc. - Class A (a)	3	16
Gambling.Com Group Limited (a)	7	96
Gannett Co., Inc. (a)	36	183
Globalstar, Inc. (a)	69	143
Gogo, Inc. (a) (b)	19	156
Gray Television, Inc.	21	65
Harte Hanks, Inc. (a)	1	6
IDT Corporation - Class B	6	263
IMAX Corporation (a)	12	309
Integral Ad Science Holding Corp. (a)	26	269
Iridium Communications Inc.	17	506
John Wiley & Sons, Inc. - Class A	8	357
Lee Enterprises, Incorporated (a)	1	17
Liberty Broadband Corporation - Series A (a)	1	82
Liberty Broadband Corporation - Series C (a)	4	287
Liberty Global Ltd. - Class A (a)	22	283
Liberty Global Ltd. - Class C (a)	18	233
Liberty Latin America Ltd. - Class A (a)	9	55
Liberty Latin America Ltd. - Class C (a)	30	190
Lions Gate Entertainment Corp. - Class B (a)	12	92
Liveone, Inc. (a) (b)	3	4
Lumen Technologies Inc. (a)	155	825
Magnite, Inc. (a)	24	378
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	6	121
Match Group, Inc.	29	956
Nexstar Media Group, Inc. - Class A	5	806
Nextdoor Holdings, Inc. - Class A (a)	34	81
Outbrain Inc. (a)	2	18
Paramount Global - Class A	1	21
Paramount Global - Class B	9	93

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
PlayStudios US, LLC - Class A (a)	5	9
Podcastone, Inc. (a)	—	—
PubMatic, Inc. - Class A (a)	9	139
QuinStreet, Inc. (a)	13	294
Reading International, Inc. - Class A (a)	2	3
Reservoir Media Management, Inc. (a)	4	40
Saga Communications, Inc. - Class A	1	10
Scholastic Corporation	6	130
Shenandoah Telecommunications Company	10	123
Shutterstock, Inc.	6	193
Sinclair, Inc. - Class A	8	127
Skillz Inc. - Class A (a) (b)	4	21
Sphere Entertainment Co. (a)	7	262
Sphere Entertainment Co. - Class A (a)	5	215
Sphere Entertainment Co. - Class A (a)	3	706
Spok Holdings, Inc.	2	33
Stagwell, Inc. - Class A (a)	20	131
Sunrise Communications AG - ADR (a)	7	304
TechTarget, Inc. (a)	6	123
TEGNA Inc.	31	574
Telephone and Data Systems, Inc.	21	726
The E.W. Scripps Company - Class A (a)	20	43
The New York Times Company - Class A	21	1,095
Thryv Holdings, Inc. (a)	8	117
Travelzoo (a)	2	41
TripAdvisor, Inc. (a)	23	335
Truecar, Inc. (a)	24	90
United States Cellular Corporation (a)	9	593
Urban One, Inc. - Class A (a) (b)	2	3
Urban One, Inc. - Class D (a)	7	7
Vimeo, Inc. (a)	29	188
Vivid Seats Inc. - Class A (a) (b)	23	105
WideOpenWest, Inc. (a)	13	64
Yelp Inc. (a)	11	442
Zedge, Inc. - Class B (a)	1	3
Ziff Davis, Inc. (a)	8	456
Ziprecruiter, Inc. - Class A (a)	12	88
ZoomInfo Technologies Inc. - Class A (a)	47	494
		20,233
Utilities 2.8%
ALLETE, Inc.	10	648
Altus Power, Inc. - Class A (a)	27	110
American States Water Company	6	480
Artesian Resources Corporation - Class A	2	72
Avista Corporation	13	474
Black Hills Corporation	11	634
California Water Service Group	9	427
Chesapeake Utilities Corporation	4	465
Clearway Energy, Inc. - Class A	6	147
Clearway Energy, Inc. - Class C	13	349
Consolidated Water Co. Ltd.	4	97
Essential Utilities, Inc.	1	31
Genie Energy Ltd. - Class B	5	85
Global Water Resources, Inc.	1	10
Hawaiian Electric Industries, Inc. (a)	26	257
IDACORP, Inc.	8	879
MDU Resources Group, Inc.	32	581
MGE Energy, Inc.	6	563
Middlesex Water Company	3	155
Montauk Renewables, Inc. (a)	25	99
National Fuel Gas Company	15	882
New Jersey Resources Corporation	17	812
Northwest Natural Holding Company	7	258
NorthWestern Corporation	10	535
OGE Energy Corp.	30	1,254
One Gas, Inc.	9	630
Ormat Technologies, Inc.	10	656
Otter Tail Corporation	6	479
Pinnacle West Capital Corporation	10	838
Portland General Electric Company	16	715
Pure Cycle Corporation (a)	6	74
RGC Resources, Inc.	2	37
SJW Group	6	285
Southwest Gas Holdings, Inc.	11	795
Spire Inc.	9	591
Sunnova Energy International Inc. (a) (b)	21	72
The AES Corporation	73	934
The York Water Company	3	99
TXNM Energy, Inc.	15	750
UGI Corporation	32	900
Unitil Corporation	4	204
		18,363
Real Estate 0.6%
Compass, Inc. - Class A (a)	33	190
Cushman & Wakefield PLC (a)	37	484
Douglas Elliman Inc. (a)	22	37
Dwight A. Walker Real Estate, Inc. - Class A (a)	4	42
eXp World Holdings, Inc. (b)	16	182
Five Point Holdings, LLC - Class A (a)	16	62
Florida Rock Properties, Inc. (a)	4	136
Forestar Group Inc. (a)	11	274
Howard Hughes Holdings Inc. (a)	8	626
Kennedy-Wilson Holdings, Inc.	24	237
Marcus & Millichap Company	7	280
Maui Land & Pineapple Company, Inc. (a)	5	110
Newmark Group, Inc. - Class A	26	327
Open Doors Technology Inc. - Class A (a)	91	145
Rafael Holdings, Inc. - Class B (a)	4	7
Realogy Holdings Corp. (a)	21	68
Seaport Entertainment Group Inc. (a) (b)	2	57
St. Joe Company, The	11	479
Stratus Properties Inc. (a)	2	41
Tejon Ranch Co. (a)	6	102
The Rmr Group Inc. - Class A	4	82
		3,968
Total Common Stocks (cost $602,840)		660,046
RIGHTS 0.0%
Albireo Pharma, Inc. (a) (d)	5	30
Bristol-Myers Squibb Company (a)	8	—
Chinook Therapeutics, Inc. (a) (d)	11	14
Jounce Therapeutics, Inc. (a) (b) (d)	6	—
Kinnate Biopharma Inc. (a) (d)	1	—
Opiant Pharmaceuticals, Inc. (a) (b) (d)	1	—
Resolute Forest Products Inc. (a) (d)	16	4
Spectrum Pharmaceuticals, Inc. (a) (d)	30	—
Xeris Pharmaceuticals, Inc. (a) (b) (d)	14	—
Total Rights (cost $0)		48
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.46% (e) (f)	2,224	2,224
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.36% (e) (f)	2,030	2,030
Total Short Term Investments (cost $4,254)		4,254
Total Investments 100.4% (cost $607,094)		664,348
Other Assets and Liabilities, Net (0.4)%		(2,894)
Total Net Assets 100.0%		661,454
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	15,284	98,653	111,907	79	—	—	2,030	0.3
JNL Government Money Market Fund, 4.46% - Class SL	2,391	46,265	46,432	121	—	—	2,224	0.3
	17,675	144,918	158,339	200	—	—	4,254	0.6

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	09/16/19	109	94	—
Transocean Ltd.	03/02/21	570	493	0.1
		679	587	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	660,028	—	18	660,046
Rights	—	—	48	48
Short Term Investments	4,254	—	—	4,254
	664,282	—	66	664,348

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 44.9%
Mortgage-Backed Securities 19.7%
Federal Home Loan Mortgage Corporation
7.48%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/52	70,232	60,642
3.50%, 10/01/47	8,805	7,922
4.00%, 10/01/48	1,756	1,626
2.00%, 11/01/50 - 05/01/51	26,159	20,727
5.50%, 04/01/53 - 12/01/54	55,042	54,791
5.00%, 06/01/53 - 07/01/53	24,828	24,198
6.00%, 11/01/53 - 04/01/54	24,972	25,412
Federal National Mortgage Association, Inc.
4.00%, 01/01/25 - 01/01/46	369	367
4.50%, 01/01/25 - 07/01/42	1,716	1,671
5.50%, 09/01/25 - 08/01/54	42,631	42,424
2.37%, 12/01/29	12,200	10,886
4.97%, 07/01/31	7,014	6,930
2.46%, 04/01/32	11,428	9,686
5.41%, 12/01/32	5,577	5,544
5.95%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	97	99
7.01%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,097	1,113
5.00%, 12/01/38 - 08/01/53	27,376	26,620
5.53%, 06/01/40	5,844	5,884
6.13%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	32	32
3.00%, 04/01/47	3,973	3,443
3.50%, 06/01/47 - 04/01/52	20,970	18,811
2.50%, 10/01/50 - 05/01/52	88,966	73,366
2.00%, 11/01/50 - 02/01/51	28,168	22,247
6.00%, 05/01/53 - 06/01/54	49,185	49,854
REMIC, 0.00%, 04/25/48 (b)	5,167	3,703
Government National Mortgage Association
4.88%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	1	1
4.62%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	10	10
5.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	—	—
5.00%, 02/15/38 - 07/15/39	2,941	2,920
3.50%, 09/15/42 - 07/20/51	35,505	32,082
3.00%, 11/15/44 - 04/20/52	27,396	23,556
2.50%, 10/20/51 - 11/20/51	16,669	13,828
		550,395
U.S. Treasury Note 12.2%
Treasury, United States Department of
0.50%, 03/31/25 - 10/31/27	960	877
0.25%, 06/30/25 - 07/31/25	1,200	1,174
0.38%, 11/30/25	900	869
0.75%, 03/31/26 - 01/31/28	96,450	88,978
0.63%, 03/31/27 - 08/15/30	152,090	124,467
0.88%, 11/15/30	153,200	125,385
		341,750
U.S. Treasury Bond 8.6%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	211,520	126,193
1.38%, 11/15/40 - 08/15/50	2,150	1,151
1.88%, 02/15/41	106,400	71,238
1.75%, 08/15/41	61,510	39,809
1.25%, 05/15/50	1,780	844
		239,235
Collateralized Mortgage Obligations 2.8%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 7.67%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,234
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,005	981
Series BF-3284, REMIC, 5.01%, (SOFR 30-Day Average + 0.41%), 03/15/37 (a)	1,762	1,735
Series QD-4076, REMIC, 2.50%, 11/15/41	188	184
Series 2022-M1B-DNA3, REMIC, 7.47%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,346
Series 2024-M2-HQA2, REMIC, 6.37%, (SOFR 30-Day Average + 1.80%), 08/25/44 (a)	4,000	4,044
Series FK-5092, REMIC, 4.00%, (SOFR 30-Day Average + 0.70%), 03/25/51 (a)	3,909	3,035
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 6.71%, 05/25/35 (a)	5	5
Series 2013-TE-73, REMIC, 3.00%, 07/25/43	6,953	5,818
Interest Only, Series 2021-NS-48, REMIC, 0.00%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	11,102	266
Series 2024-FA-90, REMIC, 6.07%, (SOFR 30-Day Average + 1.50%), 12/25/54 (a)	5,793	5,792
Government National Mortgage Association
Series 2015-GF-161, REMIC, 4.78%, (1 Month Term SOFR + 0.41%), 11/20/45 (a)	1,734	1,702
Series 2019-JP-44, REMIC, 3.00%, 08/20/47	6,582	5,604
Series 2022-JC-159, REMIC, 4.00%, 09/20/48	5,291	5,094
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	5,072	4,339
Series 2019-FH-112, REMIC, 4.88%, (1 Month Term SOFR + 0.51%), 09/20/49 (a)	12,617	12,425
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	8,818	1,026
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	10,447	1,697
Government National Mortgage Association Remic Trust 2019-052
Series 2019-FA-56, REMIC, 4.83%, (1 Month Term SOFR + 0.46%), 05/20/49 (a)	6,918	6,797
		77,124
Sovereign 1.1%
Assembleia da Republica
0.48%, 10/18/30, EUR (c)	400	372
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR (b)	640	590
0.00%, 02/15/31, EUR (b) (c)	750	683
1.70%, 08/15/32, EUR	1,150	1,148
1.00%, 05/15/38, EUR	800	685
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	393,800	2,478
1.90%, 03/20/31, JPY	133,000	903
0.50%, 03/20/38, JPY	94,500	536
1.80%, 09/20/44, JPY	20,000	126
Canada, Government of
1.50%, 06/01/31, CAD	500	316
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	3,900	1,035
Commonwealth of Australia
1.50%, 06/21/31, AUD (c)	700	369
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	1,300	874
4.13%, 05/15/51	2,700	1,539
Estado Espanol
0.60%, 10/31/29, EUR	1,000	945
0.50%, 04/30/30, EUR (c)	1,170	1,088
Gobierno de la Republica de Guatemala
4.38%, 06/05/27 (c)	200	193
4.88%, 02/13/28 (c)	300	289
5.25%, 08/10/29 (c)	700	672
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (c)	400	392
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 03/05/26, MXN	14,000	641
4.40%, 02/12/52	500	338
6.34%, 05/04/53	2,800	2,495
Gouvernement De France
0.50%, 05/25/29, EUR (c)	300	284
1.50%, 05/25/31, EUR (c)	400	383
3.00%, 05/25/33, EUR (c)	850	875
3.00%, 11/25/34, EUR	500	509

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Government of the Republic of Panama
3.88%, 03/17/28	200	185
3.87%, 07/23/60	1,800	940
HM Treasury
4.25%, 03/07/36, GBP (c)	700	845
Ireland, Government of
1.10%, 05/15/29, EUR (c)	720	709
Ministry of Finance of Israel
0.50%, 02/27/26, ILS	2,400	636
3.75%, 09/30/27, ILS	4,000	1,097
New Zealand Parliament
1.50%, 05/15/31, NZD	1,000	479
Presidencia de la Republica Dominicana
5.50%, 02/22/29 (c)	400	387
Service Public Federal Chancellerie Du Premier Ministre
0.90%, 06/22/29, EUR (c)	830	804
2.85%, 10/22/34, EUR (d)	800	820
South Africa, Parliament of
4.30%, 10/12/28	850	794
8.00%, 01/31/30, ZAR	10,580	537
8.88%, 02/28/35, ZAR	12,600	608
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	7,400	289
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	3,300	612
		30,500
Asset-Backed Securities 0.5%
Connecticut Avenue Securities Trust 2024-R03
Series 2024-2M1-R03, REMIC, 5.72%, (SOFR 30-Day Average + 1.15%), 03/25/27 (a)	14,892	14,907
Total Government And Agency Obligations (cost $1,300,206)		1,253,911
CORPORATE BONDS AND NOTES 24.5%
Financials 5.5%
Acrisure, LLC
6.00%, 08/01/29 (d)	170	163
AerCap Ireland Capital Designated Activity Company
5.10%, 01/19/29	1,489	1,488
6.95%, 03/10/55	2,192	2,250
AIB Group Public Limited Company
5.87%, 03/28/35 (d)	2,855	2,856
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (d)	470	466
6.50%, 10/01/31 (d)	300	297
American Equity Investment Life Holding Company
5.75%, 10/01/29	879	880
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	360	338
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (d)	160	162
Apollo Debt Solutions BDC
6.70%, 07/29/31 (d)	1,048	1,070
Apollo Global Management, Inc.
6.00%, 12/15/54 (e)	801	791
Ardonagh Finco Ltd.
7.75%, 02/15/31 (d)	520	536
Ares Capital Corporation
5.95%, 07/15/29	533	541
Ares Strategic Income Fund
5.70%, 03/15/28 (d)	753	753
Arthur J. Gallagher & Co.
4.85%, 12/15/29	1,234	1,233
5.15%, 02/15/35	2,645	2,577
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	400	404
Athene Global Funding
5.35%, 07/09/27 (d)	1,725	1,740
4.72%, 10/08/29 (d)	2,575	2,508
Athene Holding Ltd
6.63%, 10/15/54	2,177	2,167
Avation Capital
8.25%, 10/31/26 (d) (f) (g)	331	323
Aviation Capital Group LLC
1.95%, 09/20/26 (d)	3,227	3,063
5.38%, 07/15/29 (d)	1,550	1,551
Avolon Holdings Funding Limited
5.75%, 03/01/29 - 11/15/29 (d)	4,263	4,306
Azorra Finance Limited
7.75%, 04/15/30 (d)	275	273
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	300	291
Banco Davivienda S A
6.65%, (100, 04/22/31) (d) (h)	650	558
Banco De Bogota
6.25%, 05/12/26 (c)	400	399
Banco de Credito del Peru
3.13%, 07/01/30 (c)	750	737
3.13%, 07/01/30 (d)	800	786
3.25%, 09/30/31 (c)	1,250	1,185
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 04/15/25) (a) (c) (h)	1,600	1,603
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (c)	600	587
Banco Espirito Santo S.A.
0.00%, 01/21/29 - 01/01/00, EUR (c) (i) (j)	6,400	1,558
Banco Industrial S.A.
4.88%, 01/29/31 (c)	1,800	1,759
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (c)	2,400	2,361
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (c) (h)	200	192
7.63%, (100, 01/10/28) (c) (h)	600	589
8.38%, (100, 05/20/31) (d) (h)	800	796
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (c)	1,100	1,012
Banco Nacional De Panama
2.50%, 08/11/30 (c)	200	159
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.62%, 12/10/29 (d)	200	200
Banco Santander, S.A.
5.37%, 07/15/28 (k)	2,200	2,214
Bancolombia SA
8.63%, 12/24/34	600	627
Bank of America Corporation
2.57%, 10/20/32	1,566	1,320
5.47%, 01/23/35	1,685	1,689
5.52%, 10/25/35	1,137	1,111
2.48%, 09/21/36	4,782	3,898
Bank of Montreal
3.80%, 12/15/32 (k)	3,157	3,018
Bank of New York Mellon Corporation, The
5.06%, 07/22/32	1,870	1,868
Banque Nationale Du Canada
4.50%, 10/10/29 (k)	715	695
Barclays PLC
5.34%, 09/10/35 (k)	2,193	2,110
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (c)	800	742
5.88%, 09/13/34 (c) (e)	500	471
Beacon Funding Trust
6.27%, 08/15/54 (d)	2,976	2,927
Blackstone Private Credit Fund
6.00%, 11/22/34 (d)	1,284	1,255
Brighthouse Financial, Inc.
2.00%, 06/28/28 (d)	1,210	1,080
Brown & Brown, Inc.
5.65%, 06/11/34	2,107	2,111
CaixaBank, S.A.
6.04%, 06/15/35 (d)	2,164	2,183
Citigroup Inc.
3.07%, 02/24/28	869	836
5.41%, 09/19/39	2,188	2,083

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Commonwealth Bank of Australia
4.32%, 01/10/48 (d)	1,985	1,599
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00%, (100, 11/29/27) (c) (h) (i) (j) (l)	1,100	6
DBS Group Holdings Ltd
1.82%, 03/10/31 (c)	1,200	1,154
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/25 (d) (i) (j)	700	12
F&G Annuities & Life, Inc.
6.25%, 10/04/34 (l)	1,092	1,063
Fiserv, Inc.
5.45%, 03/15/34	1,988	1,988
General Motors Financial Company, Inc.
3.10%, 01/12/32	2,509	2,146
GGAM Finance Ltd.
6.88%, 04/15/29 (d)	525	533
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (d)	860	879
Global Bank Corporation
5.25%, 04/16/29 (c)	700	656
Global Payments Inc.
4.95%, 08/15/27	1,955	1,959
Goldman Sachs Group, Inc., The
5.96%, (3 Month Term SOFR + 1.43%), 05/15/26 (a) (f)	4,819	4,836
5.33%, (SOFR + 0.82%), 09/10/27 (a)	1,399	1,401
5.33%, 07/23/35	2,021	1,985
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (d)	200	210
Hightower Holdings LLC
6.75%, 04/15/29 (d)	315	313
HUB International Limited
7.25%, 06/15/30 (d)	260	267
Huntington Bancshares Incorporated
5.27%, 01/15/31	1,251	1,251
Icahn Enterprises L.P.
5.25%, 05/15/27	415	393
Intergroup Financial Services Corp.
4.13%, 10/19/27 (c)	600	571
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (c) (h)	700	698
JPMorgan Chase & Co.
4.85%, 07/25/28	520	520
2.07%, 06/01/29	1,917	1,741
5.29%, 07/22/35	4,173	4,134
LFS Topco LLC
5.88%, 10/15/26 (d)	340	336
LPL Holdings, Inc.
6.00%, 05/20/34	2,052	2,090
M&T Bank Corporation
6.08%, 03/13/32	1,025	1,054
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (d)	1,012	1,037
5.15%, 03/17/30 (d)	268	262
6.50%, 03/26/31 (d)	215	221
Markel Group Inc.
6.00%, 05/16/54	798	792
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (d)	2,378	1,410
Mitsubishi UFJ Financial Group Inc
5.43%, 04/17/35	2,230	2,231
Morgan Stanley
4.68%, 07/17/26	1,463	1,461
4.21%, 04/20/28	1,696	1,672
2.94%, 01/21/33	716	614
National Australia Bank Limited
2.99%, 05/21/31 (d)	2,972	2,563
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (d)	545	521
NatWest Group PLC
7.30%, (100, 11/19/34) (h) (k)	1,000	985
NatWest Markets PLC
5.41%, 05/17/29 (d)	2,190	2,217
Navient Corporation
5.00%, 03/15/27	290	284
OneMain Finance Corporation
7.13%, 03/15/26	35	36
7.50%, 05/15/31	630	647
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (c) (k)	1,100	1,074
1.83%, 09/10/30 (d) (k)	1,400	1,367
Panther Escrow Issuer LLC
7.13%, 06/01/31 (d)	425	429
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (d)	280	259
7.88%, 12/15/29 (d)	310	325
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (c)	900	879
Starwood Property Trust, Inc.
7.25%, 04/01/29 (d)	350	359
6.00%, 04/15/30 (d)	165	162
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	252	252
Truist Financial Corporation
5.15%, 08/05/32	2,124	2,109
UBS Group AG
5.38%, 09/06/45 (d)	1,311	1,248
United Overseas Bank Limited
1.75%, 03/16/31 (c)	1,300	1,247
2.00%, 10/14/31 (c)	900	852
Wells Fargo & Company
6.85%, (100, 09/15/29) (h)	1,040	1,071
4.81%, 07/25/28	1,866	1,859
2.88%, 10/30/30	2,124	1,921
6.49%, 10/23/34	3,111	3,310
Westpac Banking Corporation
5.62%, 11/20/35 (k)	2,191	2,147
Willis North America Inc.
4.50%, 09/15/28	1,402	1,378
		152,742
Utilities 3.5%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (c)	400	320
3.87%, 07/22/31 (c)	500	384
Adani Energy Solutions Limited
4.00%, 08/03/26 (c)	1,000	916
4.25%, 05/21/36 (c)	435	338
AEP Texas Inc.
5.45%, 05/15/29	1,290	1,308
AES Andres B.V.
5.70%, 05/04/28 (d)	800	760
Ameren Corporation
3.65%, 02/15/26	5,000	4,936
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,472
Arizona Public Service Company
5.70%, 08/15/34	2,095	2,121
Black Hills Corporation
6.00%, 01/15/35	2,043	2,109
Boston Gas Company
3.15%, 08/01/27 (d)	5,000	4,763
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (d)	600	620
Calpine Corporation
4.50%, 02/15/28 (d)	585	561
Chile Electricity PEC SpA
0.00%, 01/25/28 (b) (d)	1,729	1,448
Cometa Energia SA de CV
6.38%, 04/24/35 (c)	845	828
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (c)	200	166
6.45%, 01/24/35 (d)	400	377
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,137
6.63%, 05/15/55	1,279	1,302
DTE Energy Company
5.85%, 06/01/34	3,316	3,400
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,802

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
5.45%, 06/15/34	2,022	2,021
3.95%, 08/15/47	2,746	2,053
5.00%, 08/15/52	725	632
Edison International
5.25%, 03/15/32	1,095	1,083
Emirates Sembcorp Water & Power Company P.J.S.C.
4.45%, 08/01/35 (d)	1,000	954
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (c)	508	455
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (c)	1,900	1,693
4.38%, 02/15/31 (c)	500	428
Enel Finance International N.V.
5.13%, 06/26/29 (d)	782	781
Energuate Trust
5.88%, 05/03/27 (c)	600	585
Entergy Arkansas, LLC
5.75%, 06/01/54	1,071	1,063
Entergy Corporation
7.13%, 12/01/54	1,044	1,063
Eversource Energy
5.50%, 01/01/34	1,088	1,082
Exelon Corporation
5.45%, 03/15/34	3,925	3,917
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (c)	694	639
Fenix Power Peru S.A.
4.32%, 09/20/27 (c)	356	344
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (c)	3,587	3,464
GNL Quintero S.A
4.63%, 07/31/29 (c)	1,471	1,445
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,933
2.95%, 05/14/30 (d)	1,250	1,118
5.40%, 06/01/33 (d)	750	745
JSW Energy Limited
4.13%, 05/18/31 (c)	1,106	993
JSW Hydro Energy Limited
4.13%, 05/18/31 (d)	369	331
Kallpa Generacion S.A.
4.13%, 08/16/27 (c)	200	194
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	578	561
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (c)	381	366
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54	997	1,023
NiSource Inc.
5.35%, 04/01/34	2,170	2,152
NRG Energy, Inc.
2.00%, 12/02/25 (d)	1,337	1,297
6.00%, 02/01/33 (d)	300	291
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,830
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (c)	265	256
Pacific Gas And Electric Company
6.95%, 03/15/34	1,927	2,115
6.75%, 01/15/53	5,008	5,459
San Diego Gas & Electric Company
5.35%, 04/01/53	607	570
Sempra
5.50%, 08/01/33	4,000	4,010
Southwestern Electric Power Company
3.25%, 11/01/51	1,588	1,013
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (d)	290	259
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (d)	1,500	1,428
The Southern Company
3.70%, 04/30/30 (k)	2,500	2,351
Transelec S.A.
3.88%, 01/12/29 (d)	2,500	2,396
Virginia Electric and Power Company
5.55%, 08/15/54	771	748
Vistra Operations Company LLC
7.75%, 10/15/31 (d)	305	320
6.88%, 04/15/32 (d)	315	322
		98,851
Industrials 2.7%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (d)	310	314
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (c)	400	360
4.20%, 08/04/27 (c) (e)	300	270
4.38%, 07/03/29 (c)	600	515
3.10%, 02/02/31 (c) (e)	300	228
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (d)	508	508
Aeropuertos Dominicanos Siglo XXI S.A.
7.00%, 06/30/34 (d)	200	205
AGCO Corporation
5.80%, 03/21/34	2,101	2,113
American Airlines, Inc.
8.50%, 05/15/29 (d)	515	540
Arcosa, Inc.
6.88%, 08/15/32 (d)	205	208
Artera Services, LLC
8.50%, 02/15/31 (d)	110	107
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (d)	500	507
Berry Global Escrow Corporation
4.88%, 07/15/26 (d)	803	800
Berry Global, Inc.
5.65%, 01/15/34 (d)	1,250	1,255
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (c)	1,504	1,156
Bombardier Inc.
7.88%, 04/15/27 (d)	267	267
8.75%, 11/15/30 (d)	415	446
7.00%, 06/01/32 (d) (e)	105	107
Brand Industrial Services, Inc.
10.38%, 08/01/30 (d)	295	301
Builders FirstSource, Inc.
6.38%, 03/01/34 (d)	650	642
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,467	1,377
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/30 (d)	515	518
CNH Industrial Capital LLC
5.10%, 04/20/29	1,083	1,084
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (d)	120	96
9.50%, 08/15/29 (d)	405	392
Corporation De Securite Garda World
4.63%, 02/15/27 (d)	625	607
6.00%, 06/01/29 (d)	320	303
CSX Corporation
3.80%, 11/01/46	5,460	4,205
Cummins Inc.
5.45%, 02/20/54	1,025	995
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (d)	570	544
Element Fleet Management Corp.
6.32%, 12/04/28 (d)	2,066	2,153
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (d)	525	526
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (d)	1,095	952
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	430	424
Fortress Transportation And Infrastructure Investors LLC
5.88%, 04/15/33 (d)	700	676
Genesee & Wyoming Inc.
6.25%, 04/15/32 (d)	1,055	1,061
Goat Holdco LLC
6.75%, 02/01/32 (d)	290	287

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
GrafTech Finance Inc.
4.63%, 12/23/29 (d) (e)	200	165
Griffon Corporation
5.75%, 03/01/28	420	412
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (c)	1,100	1,072
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (d)	750	784
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,463	1,486
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (d)	425	394
Jeld-Wen, Inc.
4.88%, 12/15/27 (d)	555	525
JetBlue Airways Corporation
9.88%, 09/20/31 (d)	330	351
Lightning Power LLC
7.25%, 08/15/32 (d)	305	314
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (c)	2,730	2,708
4.35%, 04/05/36 (c)	698	637
Madison IAQ LLC
5.88%, 06/30/29 (d)	585	552
MasTec, Inc.
5.90%, 06/15/29 (l)	712	724
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (d)	525	528
MV24 Capital B.V.
6.75%, 06/01/34 (c)	1,655	1,563
Northrop Grumman Corporation
5.20%, 06/01/54	2,245	2,090
Novelis Corporation
4.75%, 01/30/30 (d)	435	403
Owens Corning
5.70%, 06/15/34	996	1,012
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (d)	395	395
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (d)	1,256	1,268
4.20%, 04/01/27 (d)	1,785	1,756
Pike Corporation
8.63%, 01/31/31 (d)	255	269
Quanta Services, Inc.
5.25%, 08/09/34	2,129	2,082
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (l)	2,056	2,088
San Miguel Industrias Pet S.A.
3.75%, 08/02/28 (a) (c) (f)	200	180
Seaspan Corporation
5.50%, 08/01/29 (d)	330	308
Simpar Europe
5.20%, 01/26/31 (c)	400	301
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30 (d)	2,175	2,181
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (d)	190	210
Standard Building Solutions Inc.
6.50%, 08/15/32 (d)	260	261
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (d)	2,650	2,635
3.63%, 04/28/26 (d)	1,973	1,938
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (d)	325	318
TMS International Corp.
6.25%, 04/15/29 (d)	220	211
TransDigm Inc.
5.50%, 11/15/27	520	512
6.88%, 12/15/30 (d)	515	524
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (d)	720	793
Triton Container International Limited
3.25%, 03/15/32	1,580	1,343
Uber Technologies, Inc.
4.50%, 08/15/29 (d)	2,448	2,369
4.80%, 09/15/34	2,130	2,033
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (d)	580	551
Veralto Corporation
5.35%, 09/18/28	1,452	1,467
Verisk Analytics, Inc.
5.25%, 06/05/34	2,127	2,102
Watco Companies, L.L.C.
7.13%, 08/01/32 (d)	520	536
Weir Group PLC(The)
2.20%, 05/13/26 (d)	4,552	4,380
XPO, Inc.
7.13%, 06/01/31 (d)	650	664
		76,444
Energy 2.6%
6297782 LLC
4.91%, 09/01/27 (d)	395	394
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (c)	992	973
Aethon United BR LP
7.50%, 10/01/29 (d)	490	502
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (c)	531	522
5.75%, 06/15/33 (d)	1,000	808
5.75%, 06/15/33 (c)	1,500	1,212
Archrock Partners, L.P.
6.63%, 09/01/32 (d)	510	510
Bip-V Chinook
5.50%, 06/15/31 (d)	540	516
Blue Racer Midstream, LLC
7.25%, 07/15/32 (d)	520	534
Buckeye Partners, L.P.
6.88%, 07/01/29 (d)	730	738
Canacol Energy Ltd.
5.75%, 11/24/28 (c)	1,400	785
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	2,306	2,130
Cheniere Energy, Inc.
4.63%, 10/15/28	2,191	2,146
5.65%, 04/15/34	1,000	1,002
Chord Energy Corporation
6.38%, 06/01/26 (d)	500	500
Civitas Resources, Inc.
8.38%, 07/01/28 (d)	205	213
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	470	429
CNX Resources Corporation
6.00%, 01/15/29 (d)	330	323
Devon Energy Corporation
5.75%, 09/15/54	1,140	1,035
DT Midstream, Inc.
4.13%, 06/15/29 (d)	1,128	1,055
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	3,150	2,108
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (c)	346	335
Enable Midstream Partners, LP
5.00%, 05/15/44 (f)	2,248	1,935
Energy Transfer LP
5.95%, 05/15/54	2,173	2,092
7.13%, 10/01/54	1,061	1,075
Enlink Midstream, LLC
5.38%, 06/01/29	1,042	1,043
5.65%, 09/01/34	3,233	3,218
Enterprise Products Operating LLC
5.55%, 02/16/55	2,114	2,034
Expand Energy Corporation
5.70%, 01/15/35	1,082	1,062
Gran Tierra Energy Inc.
9.50%, 10/15/29 (d)	1,500	1,397
Guara Norte S.a r.l.
5.20%, 06/15/34 (c)	1,438	1,313
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (d)	219	220
6.75%, 09/01/29 (d)	505	509

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Harvest Midstream I, L.P.
7.50%, 05/15/32 (d)	495	504
Hess Infrastructure Partners LP
5.50%, 10/15/30 (d)	1,455	1,408
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (d)	305	287
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,457	3,745
Kinetik Holdings LP
5.88%, 06/15/30 (d)	1,060	1,043
Kodiak Gas Services, LLC
7.25%, 02/15/29 (d)	520	530
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	420	384
Matador Resources Company
6.50%, 04/15/32 (d)	420	415
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (c)	600	598
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (c)	1,400	1,421
MPLX LP
5.50%, 06/01/34	2,124	2,093
Nabors Industries, Inc.
9.13%, 01/31/30 (d)	330	335
8.88%, 08/15/31 (d)	130	121
NGL Energy Operating LLC
8.13%, 02/15/29 (d)	420	426
NGPL PipeCo LLC
3.25%, 07/15/31 (d)	2,456	2,117
NuStar Logistics, L.P.
6.00%, 06/01/26	510	510
Occidental Petroleum Corporation
5.38%, 01/01/32	468	458
ONEOK, Inc.
6.63%, 09/01/53	5,946	6,257
Parkland Corporation
4.63%, 05/01/30 (d)	290	266
PBF Holding Company LLC
6.00%, 02/15/28	110	106
Permian Resources Operating, LLC
7.00%, 01/15/32 (d)	530	539
6.25%, 02/01/33 (d)	1,315	1,298
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (c)	600	451
5.63%, 06/19/47 (c)	600	384
Petroleos Mexicanos
6.75%, 09/21/47	1,000	687
PT Pertamina (Persero)
1.40%, 02/09/26 (c)	1,000	957
Reliance Industries Limited
4.13%, 01/28/25 (c)	250	250
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (d)	260	268
SM Energy Company
7.00%, 08/01/32 (d)	505	497
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (d)	617	637
Sunoco LP
6.00%, 04/15/27	225	224
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (d)	265	266
Targa Resources Corp.
5.50%, 02/15/35	461	453
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,793
Transocean Inc
8.00%, 02/01/27 (d)	189	189
Vallourec
7.50%, 04/15/32 (d)	535	562
Venture Global LNG, Inc.
8.13%, 06/01/28 (d)	365	380
8.38%, 06/01/31 (d)	235	245
9.88%, 02/01/32 (d)	260	286
Vine Energy Holdings LLC
6.75%, 04/15/29 (d)	642	649
Vital Energy, Inc.
7.88%, 04/15/32 (d)	225	216
Weatherford International Ltd
8.63%, 04/30/30 (d)	510	527
Williams Companies, Inc., The
5.15%, 03/15/34	2,839	2,759
		73,209
Health Care 1.8%
1375209 BC Ltd
9.00%, 01/30/28 (d) (e)	87	87
AbbVie Inc.
4.70%, 05/14/45	2,292	2,029
5.50%, 03/15/64	1,210	1,155
AdaptHealth LLC
5.13%, 03/01/30 (d)	265	240
Amgen Inc.
5.75%, 03/02/63	3,102	2,978
Bausch + Lomb Corporation
8.38%, 10/01/28 (d)	650	676
Bausch Health Companies Inc.
8.50%, 01/31/27 (d)	195	161
4.88%, 06/01/28 (d)	440	353
5.25%, 01/30/30 (d)	185	101
14.00%, 10/15/30 (d)	30	28
Cardinal Health, Inc.
4.60%, 03/15/43	2,153	1,818
4.50%, 11/15/44	298	246
Centene Corporation
2.50%, 03/01/31	3,624	2,993
Community Health Systems, Inc.
6.00%, 01/15/29 (d)	380	340
6.88%, 04/15/29 (d) (e)	180	136
4.75%, 02/15/31 (d)	330	256
CVS Health Corporation
5.30%, 06/01/33	2,156	2,065
5.88%, 06/01/53	3,150	2,887
Elevance Health, Inc.
4.55%, 05/15/52	612	495
Fortrea Holdings Inc.
7.50%, 07/01/30 (d)	210	210
Gilead Sciences, Inc.
5.55%, 10/15/53	1,276	1,254
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d) (e)	635	584
HCA Inc.
5.25%, 06/15/49	4,780	4,140
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	1,200	1,224
6.00%, 05/08/34	1,200	1,211
IQVIA Inc.
6.25%, 02/01/29	1,443	1,492
Labcorp Holdings Inc.
4.80%, 10/01/34	5,302	5,031
Lifepoint Health, Inc.
4.38%, 02/15/27 (d)	515	493
10.00%, 06/01/32 (d)	655	666
ModivCare Inc.
5.00%, 10/01/29 (d) (e)	80	47
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (d)	795	765
Owens & Minor, Inc.
6.63%, 04/01/30 (d) (e)	265	249
Quest Diagnostics Incorporated
5.00%, 12/15/34	2,158	2,095
Radiology Partners, Inc.
8.50%, 01/31/29 (d) (g)	450	444
9.90%, 02/15/30 (d) (g)	93	87
Royalty Pharma PLC
5.40%, 09/02/34 (e)	2,100	2,044
Select Medical Corporation
6.25%, 12/01/32 (d)	385	371
Sotera Health Holdings, LLC
7.38%, 06/01/31 (d)	285	289

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Tenet Healthcare Corporation
6.25%, 02/01/27	335	334
6.13%, 10/01/28 - 06/15/30	830	827
UnitedHealth Group Incorporated
5.05%, 04/15/53	2,381	2,133
4.95%, 05/15/62	877	754
Universal Health Services, Inc.
4.63%, 10/15/29	2,341	2,259
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/34	2,142	2,102
		50,149
Information Technology 1.8%
Amentum Escrow Corp.
7.25%, 08/01/32 (d)	310	313
Amphenol Corporation
5.38%, 11/15/54	1,062	1,011
AppLovin Corporation
5.38%, 12/01/31	1,060	1,060
Arrow Electronics, Inc.
5.15%, 08/21/29	2,138	2,122
Atlassian Corporation
5.25%, 05/15/29	1,761	1,773
Broadcom Inc.
3.42%, 04/15/33 (d)	3,264	2,863
3.19%, 11/15/36 (d)	2,720	2,193
Cadence Design Systems, Inc.
4.70%, 09/10/34	1,045	1,001
Castle United States Holding Corporation
9.50%, 02/15/28 (d)	90	42
Central Parent Inc.
8.00%, 06/15/29 (d)	395	401
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (d)	230	214
Cloud Software Group, Inc.
6.50%, 03/31/29 (d)	325	319
9.00%, 09/30/29 (d)	210	213
Dell Inc.
6.50%, 04/15/38	999	1,047
Diebold Nixdorf, Incorporated
7.75%, 03/31/30 (d)	160	164
Ellucian Holdings Inc.
6.50%, 12/01/29 (d)	500	502
Foundry JV Holdco LLC
6.15%, 01/25/32 (d)	1,500	1,514
5.88%, 01/25/34 (d)	1,000	979
6.40%, 01/25/38 (d)	1,201	1,213
Helios Software Holdings, Inc.
4.63%, 05/01/28 (d)	450	412
Hewlett Packard Enterprise Company
5.00%, 10/15/34	5,299	5,096
Intuit Inc.
5.50%, 09/15/53	1,811	1,777
Keysight Technologies, Inc.
4.95%, 10/15/34	1,111	1,066
Kyndryl Holdings, Inc.
4.10%, 10/15/41	2,834	2,240
Marvell Technology, Inc.
5.95%, 09/15/33	4,088	4,242
McAfee Corp.
7.38%, 02/15/30 (d)	175	170
Minerva Merger Sub Inc
6.50%, 02/15/30 (d)	415	395
Motorola Solutions, Inc.
5.40%, 04/15/34	2,135	2,137
NetApp, Inc.
1.88%, 06/22/25	1,955	1,926
Oracle Corporation
6.25%, 11/09/32	1,099	1,165
3.80%, 11/15/37	774	647
Qorvo, Inc.
3.38%, 04/01/31 (d)	1,241	1,062
Renesas Electronics Corporation
2.17%, 11/25/26 (d) (l)	4,494	4,257
UKG Inc.
6.88%, 02/01/31 (d)	255	259
Workday, Inc.
3.70%, 04/01/29	1,988	1,892
3.80%, 04/01/32	1,159	1,054
		48,741
Consumer Discretionary 1.7%
Academy, Ltd.
6.00%, 11/15/27 (d)	420	418
Acushnet Company
7.38%, 10/15/28 (d)	265	274
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (e)	210	192
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	285	258
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (d)	780	775
Caesars Entertainment, Inc.
6.00%, 10/15/32 (d) (e)	690	665
Carvana Co.
12.00%, 12/01/28 (d) (g)	172	183
13.00%, 06/01/30 (d) (g)	285	314
Clarios Global LP
6.25%, 05/15/26 (d)	132	132
6.75%, 05/15/28 (d)	530	540
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (d)	260	270
D.R. Horton, Inc.
5.00%, 10/15/34	2,323	2,247
Dana Incorporated
5.38%, 11/15/27	120	118
5.63%, 06/15/28	310	306
4.25%, 09/01/30	95	88
DCLI Bidco LLC
7.75%, 11/15/29 (d)	260	266
Dealer Tire, LLC
8.00%, 02/01/28 (d)	325	319
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (d) (e)	390	316
Everi Holdings Inc.
5.00%, 07/15/29 (d)	625	625
Expedia Group, Inc.
3.80%, 02/15/28	2,236	2,160
Fertitta Entertainment LLC
6.75%, 01/15/30 (d)	365	337
Ford Motor Company
3.25%, 02/12/32	2,573	2,141
Full House Resorts, Inc.
8.25%, 02/15/28 (d)	280	278
Gates Corporation
6.88%, 07/01/29 (d)	345	351
Genting New York LLC
7.25%, 10/01/29 (d)	365	376
Genuine Parts Company
4.95%, 08/15/29	2,151	2,149
Group 1 Automotive, Inc.
4.00%, 08/15/28 (d)	275	257
6.38%, 01/15/30 (d)	340	341
Hyatt Hotels Corporation
5.25%, 06/30/29	2,130	2,131
Hyundai Capital America
5.30%, 01/08/29 (d)	4,253	4,262
Installed Building Products, Inc.
5.75%, 02/01/28 (d)	425	418
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	170	156
Life Time, Inc.
6.00%, 11/15/31 (d)	700	693
Light & Wonder, Inc.
6.63%, 03/01/30 (d)	220	211
Light and Wonder International, Inc.
7.25%, 11/15/29 (d)	245	250
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (d)	65	51

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Lowe`s Companies, Inc.
5.63%, 04/15/53	1,246	1,198
Macy's Retail Holdings
5.88%, 04/01/29 (d) (e)	217	212
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	205	155
7.88%, 05/01/29 (d)	165	100
Magnum Management Corporation
5.25%, 07/15/29	280	269
Marriott International, Inc.
5.30%, 05/15/34 (e)	2,155	2,139
Mattamy Homes Limited
4.63%, 03/01/30 (d)	645	600
McDonald's Corporation
4.45%, 03/01/47	2,434	2,042
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (d)	845	817
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (d)	405	382
NCL Corporation Ltd.
5.88%, 03/15/26 (d)	165	165
8.38%, 02/01/28 (d)	315	329
6.25%, 03/01/30 (d)	85	84
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (d)	300	308
O'Reilly Automotive, Inc.
5.00%, 08/19/34	1,083	1,051
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (c)	2,050	1,881
PENN Entertainment, Inc.
4.13%, 07/01/29 (d)	200	179
PetSmart, LLC
4.75%, 02/15/28 (d)	830	783
7.75%, 02/15/29 (d)	500	483
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (d)	145	113
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (d)	525	525
5.38%, 07/15/27 (d)	2,088	2,075
5.63%, 09/30/31 (d)	200	197
6.25%, 03/15/32 (d)	310	314
Sabre GLBL Inc.
10.75%, 11/15/29 (d)	66	68
Six Flags Operations Inc.
6.63%, 05/01/32 (d)	630	639
Sonic Automotive, Inc.
4.63%, 11/15/29 (d)	290	268
Staples, Inc.
10.75%, 09/01/29 (d)	315	310
12.75%, 01/15/30 (d)	70	55
Station Casinos LLC
6.63%, 03/15/32 (d)	260	258
Swf Holdings I Corp.
6.50%, 10/01/29 (d)	95	59
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (e)	235	211
Univision Communications Inc.
4.50%, 05/01/29 (d) (e)	325	290
Upbound Group, Inc.
6.38%, 02/15/29 (d)	170	165
Verde Purchaser, LLC
10.50%, 11/30/30 (d)	210	226
Victra Holdings LLC
8.75%, 09/15/29 (d) (e)	415	434
Viking Cruises Limited
9.13%, 07/15/31 (d)	240	258
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (d)	585	555
ZF North America Capital, Inc.
6.88%, 04/23/32 (d)	2,575	2,445
		47,510
Communication Services 1.5%
Acuris Finance US, Inc.
5.00%, 05/01/28 (d)	475	429
Altice Financing S.A.
5.00%, 01/15/28 (d)	245	192
Altice France
6.00%, 02/15/28 (d)	435	113
Altice France Holding S.A.
5.50%, 10/15/29 (d)	470	358
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (d)	135	120
AT&T Inc.
2.75%, 06/01/31	4,000	3,474
3.50%, 09/15/53	6,282	4,238
CCO Holdings, LLC
5.13%, 05/01/27 (d)	550	540
4.75%, 03/01/30 (d)	745	680
4.75%, 02/01/32 (d)	385	338
4.25%, 01/15/34 (d)	215	174
Charter Communications Operating, LLC
6.10%, 06/01/29	813	830
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/28 (d)	180	188
7.50%, 06/01/29 (d)	185	162
Commscope Technologies LLC
5.00%, 03/15/27 (d)	185	165
CommScope, LLC.
4.75%, 09/01/29 (d)	160	143
Consolidated Communications, Inc.
5.00%, 10/01/28 (d)	430	400
CSC Holdings, LLC
6.50%, 02/01/29 (d)	795	668
5.75%, 01/15/30 (d)	505	287
CT Trust
5.13%, 02/03/32 (c)	700	625
DIRECTV Financing, LLC
5.88%, 08/15/27 (d)	450	438
DISH DBS Corporation
5.75%, 12/01/28 (d)	540	461
5.13%, 06/01/29	285	181
EchoStar Corporation
10.75%, 11/30/29	435	468
Frontier Communications Holdings, LLC
5.88%, 11/01/29	479	476
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	130	130
GCI, LLC
4.75%, 10/15/28 (d)	380	354
Gray Television, Inc.
10.50%, 07/15/29 (d)	265	265
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	235	217
Level 3 Financing, Inc.
4.25%, 07/01/28 (d)	180	162
10.50%, 04/15/29 (d)	475	529
4.50%, 04/01/30 (d)	170	141
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (d)	260	263
Lumen Technologies Inc.
8.00%, 06/01/36	230	124
Match Group Holdings II, LLC
5.00%, 12/15/27 (d)	570	552
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (d)	100	102
Meta Platforms, Inc.
4.45%, 08/15/52	2,435	2,054
Millicom International Cellular SA
5.13%, 01/15/28 (c)	360	347
6.25%, 03/25/29 (c)	630	621
MVC Acquisition Corp.
5.75%, 08/01/28 (d)	280	273
NBN Co Limited
1.45%, 05/05/26 (d)	1,407	1,347
Netflix, Inc.
5.40%, 08/15/54 (e)	1,554	1,515
Network I2I Limited
3.98%, (100, 03/03/26) (c) (h)	400	389
5.65%, (100, 01/15/25) (c) (h)	1,700	1,698

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Outfront Media Capital Corporation
7.38%, 02/15/31 (d)	200	209
Radiate HoldCo, LLC
4.50%, 09/15/26 (d)	85	74
Sirius XM Radio Inc.
5.50%, 07/01/29 (d)	885	849
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	3,737	3,741
Telesat Canada
4.88%, 06/01/27 (d)	55	30
6.50%, 10/15/27 (d)	70	28
T-Mobile USA, Inc.
3.40%, 10/15/52	2,376	1,579
5.50%, 01/15/55	5,000	4,705
5.25%, 06/15/55	1,360	1,238
Townsquare Media, Inc.
6.88%, 02/01/26 (d) (e)	415	413
Videotron Ltee
5.70%, 01/15/35 (d)	2,155	2,118
Wayfair LLC
7.25%, 10/31/29 (d)	250	250
Windstream Services, LLC
8.25%, 10/01/31 (d) (e)	315	325
		42,790
Materials 1.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	500	460
ArcelorMittal
6.00%, 06/17/34	1,119	1,136
Aris Mining Corporation
8.00%, 10/31/29 (d) (e)	600	594
Arsenal AIC Parent LLC
8.00%, 10/01/30 (d)	150	155
Avient Corporation
6.25%, 11/01/31 (d)	100	99
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (c)	550	404
Braskem Netherlands Finance B.V.
4.50%, 01/31/30 (c)	500	421
Cap S.A.
3.90%, 04/27/31 (c)	1,400	1,127
3.90%, 04/27/31 (d)	600	483
CCL Industries Inc.
3.05%, 06/01/30 (d)	1,477	1,324
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (c) (h)	1,600	1,572
CF Industries, Inc.
5.38%, 03/15/44	2,266	2,104
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (d)	325	321
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (c)	1,262	1,255
CSN Resources S.A.
5.88%, 04/08/32 (c)	1,400	1,132
CVR Partners, LP
6.13%, 06/15/28 (d)	270	262
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	195
5.25%, 09/01/29	300	301
Glencore Funding LLC
1.63%, 04/27/26 (d)	1,801	1,728
5.37%, 04/04/29 (d)	3,717	3,746
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (c)	600	605
Illuminate Buyer LLC
9.00%, 07/01/28 (d)	485	491
INEOS Finance PLC
7.50%, 04/15/29 (d) (e)	525	538
LD Celulose International GmbH
7.95%, 01/26/32 (d)	600	600
LYB International Finance III, LLC
5.50%, 03/01/34	2,062	2,023
MATIV Holdings, Inc.
8.00%, 10/01/29 (d)	260	251
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,400	1,396
Minsur S.A.
4.50%, 10/28/31 (c)	500	444
Mosaic Company, The
5.38%, 11/15/28	1,855	1,877
NOVA Chemicals Corporation
7.00%, 12/01/31 (d)	165	164
Office Cherifien Des Phosphates SA
4.50%, 10/22/25 (c)	400	395
Olympus Water US Holding Corporation
6.25%, 10/01/29 (d) (e)	200	190
Periama Holdings, LLC
5.95%, 04/19/26 (c)	500	499
PT Freeport Indonesia
4.76%, 04/14/27 (c)	500	495
5.32%, 04/14/32 (c)	500	487
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (c)	1,200	1,197
Sasol Financing USA LLC
4.38%, 09/18/26	200	191
Sealed Air Corporation
7.25%, 02/15/31 (d)	515	532
Sonoco Products Company
4.60%, 09/01/29	1,102	1,073
Southern Copper Corporation
3.88%, 04/23/25	500	498
SunCoke Energy, Inc.
4.88%, 06/30/29 (d)	475	431
Unigel Luxembourg SA
0.00%, 10/01/26 (c) (i) (j)	400	81
UPL Corporation Limited
4.50%, 03/08/28 (c)	700	649
4.63%, 06/16/30 (c)	800	708
Vale Overseas Ltd
6.40%, 06/28/54	808	793
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (d)	200	200
Vedanta Resources Limited
13.88%, 12/09/28 (c) (f)	677	676
W. R. Grace Holdings LLC
5.63%, 08/15/29 (d)	570	525
		36,828
Real Estate 1.3%
Agree Limited Partnership
2.60%, 06/15/33	1,063	854
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	1,988	1,219
5.15%, 04/15/53	420	374
American Homes 4 Rent, L.P.
5.50%, 02/01/34	3,129	3,118
American Tower Corporation
5.55%, 07/15/33	1,027	1,035
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (d) (e)	80	60
7.00%, 04/15/30 (d) (e)	235	209
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (c)	200	196
7.25%, 01/31/41 (d)	1,300	1,277
Crown Castle Inc.
3.65%, 09/01/27	8,851	8,585
Extra Space Storage LP
5.40%, 02/01/34	2,161	2,136
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (l)	2,555	2,176
5.70%, 07/01/34	2,147	2,142
Iron Mountain Incorporated
7.00%, 02/15/29 (d)	460	470
6.25%, 01/15/33 (d)	100	100
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	1,103	1,088
Park Intermediate Holdings LLC
7.00%, 02/01/30 (d)	730	740

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (c)	1,050	1,038
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	1,618	1,619
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,035	890
Service Properties Trust
5.50%, 12/15/27	115	108
8.88%, 06/15/32	220	204
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	2,573	2,165
Uniti Group Inc.
10.50%, 02/15/28 (d)	250	266
VICI Properties Inc.
4.63%, 12/01/29 (d)	2,246	2,152
XHR LP
6.63%, 05/15/30 (d)	2,075	2,082
		36,303
Consumer Staples 0.8%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (c)	747	620
3.00%, 02/16/31 (d)	498	414
Agrosuper S.A.
4.60%, 01/20/32 (c)	500	447
Allied Universal Holdco LLC
9.75%, 07/15/27 (d)	340	342
6.00%, 06/01/29 (d)	235	214
7.88%, 02/15/31 (d)	670	686
B.A.T Capital Corporation
4.54%, 08/15/47	1,893	1,497
Belron UK Finance PLC
5.75%, 10/15/29 (d)	680	682
Bunge Limited Finance Corp.
4.65%, 09/17/34	2,656	2,510
Campbell's Company, The
5.40%, 03/21/34 (e)	1,064	1,059
Cosan Overseas Limited
8.25%, (100, 2/5/2025) (c) (h)	1,300	1,300
Energizer Holdings, Inc.
6.50%, 12/31/27 (d)	225	225
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (c) (e)	400	308
JSW Infrastructure Limited
4.95%, 01/21/29 (c)	700	674
Keurig Dr Pepper Inc.
5.20%, 03/15/31	1,935	1,951
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (d)	265	253
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (c)	200	167
Matterhorn Merger Sub, LLC
0.00%, 06/01/26 (d) (i) (j)	295	9
Metis Merger Subordinated LLC
6.50%, 05/15/29 (d) (e)	355	340
Minerva Luxembourg S.A.
8.88%, 09/13/33 (d)	200	208
Movida Europe S.A.
7.85%, 04/11/29 (d)	500	437
Performance Food Group, Inc.
6.13%, 09/15/32 (d)	450	450
Philip Morris International Inc.
5.25%, 02/13/34	1,877	1,853
Post Holdings, Inc.
6.38%, 03/01/33 (d)	405	397
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (d)	225	223
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (c)	1,295	1,287
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (b) (c)	1,680	1,183
Sabre GLBL Inc.
8.63%, 06/01/27 (d) (e)	145	143
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d)	315	313
U.S. Foods Inc.
5.75%, 04/15/33 (d)	700	680
United Natural Foods, Inc.
6.75%, 10/15/28 (d) (e)	830	817
Vortex Opco LLC
8.00%, 04/30/30 (d)	53	19
11.26%, 04/30/30 (a) (d)	12	12
VT Topco, Inc.
8.50%, 08/15/30 (d)	535	567
Wand NewCo 3, Inc.
7.63%, 01/30/32 (d)	315	324
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (d)	425	422
		23,033
Total Corporate Bonds And Notes (cost $717,542)		686,600
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.5%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (f)	1,060	912
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31	2,182	2,196
Series 2024-B-1A, 6.90%, 05/16/31 (m)	4,911	5,000
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31	1,474	1,463
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 4.67%, (1 Month Term SOFR + 0.33%), 01/25/37 (a) (f)	2,560	1,289
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 5.70%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (f)	2,372	1,595
ACHV ABS Trust 2023-3PL
Series 2023-B-3PL, 7.17%, 08/19/30	89	89
AIMCO CLO 10 Ltd
Series 2019-D1RR-10A, 7.63%, (3 Month Term SOFR + 3.00%), 07/22/37 (a)	2,000	2,023
AIMCO CLO Series 2018-A
Series 2018-D1R-AA, 7.37%, 10/17/37 (a)	1,000	1,000
Aligned Data Centers Issuer, LLC
Series 2023-A2-1A, 6.00%, 08/15/28	5,250	5,304
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	3,050	2,591
Alternative Loan Trust 2005-43
Series 2005-A3-32T1, REMIC, 5.45%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,483	2,461
Series 2005-1A2-27, REMIC, 6.23%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	161	152
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 5.14%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (f)	2,666	2,451
Series 2005-2A1-J12, REMIC, 4.99%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (f)	5,632	2,804
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,413	2,155
Alternative Loan Trust 2006-19CB
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,187	1,834
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,372	1,766
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,107	1,850
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 4.69%, (1 Month Term SOFR + 0.35%), 06/25/36 (a) (f)	4,453	4,081
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 4.67%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (f)	598	633
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.68%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (f)	2,994	2,681
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 4.67%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (f)	2,022	1,808

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 5.03%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (f)	5,246	4,357
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	3,054	2,266
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,994	2,662
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 4.81%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (f)	133	121
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,763
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,712
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,848
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,372
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,845
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,902
AREIT 2024-CRE9 Ltd
Series 2024-B-CRE9, 6.93%, (1 Month Term SOFR + 2.54%), 02/20/29 (a) (f)	1,820	1,816
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 5.03%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (f)	10,563	5,531
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 0.74%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (f)	13,127	3,015
Atrium XIII
Series D-13A, 7.59%, (3 Month Term SOFR + 2.96%), 11/21/30 (a)	1,000	1,003
Bain Capital Credit CLO 2023-3, Limited
Series 2023-C-3A, 7.88%, (3 Month Term SOFR + 3.25%), 07/24/36 (a)	1,000	1,011
Bain Capital Credit CLO 2023-4 Ltd
Series 2023-D-4A, 9.62%, (3 Month Term SOFR + 5.00%), 10/21/36 (a)	500	511
Bain Capital Credit CLO 2024-4 Ltd
Series 2024-D1-4A, 7.97%, (3 Month Term SOFR + 3.10%), 10/23/37 (a)	500	503
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (a)	3,125	1,133
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.83%, 02/20/35 (a)	183	171
Bank 2018-BNK14
Series 2018-A3-BN14, REMIC, 3.97%, 07/17/28	2,591	2,521
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	2,104
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,744
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.11%, 11/18/31 (a)	2,121	1,635
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,182
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	592
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	3,079
Bank of America Corporation
Series 2005-A1-D, REMIC, 5.67%, 05/25/35 (a)	1,801	1,718
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,368	2,375
Bank5 2024-5YR9
Series 2024-A3-5YR9, REMIC, 5.61%, 08/15/29	2,363	2,400
Barings CLO Ltd 2018-I
Series 2018-C-1A, 7.52%, (3 Month Term SOFR + 2.86%), 04/15/31 (a)	1,000	1,001
Barings CLO Ltd 2019-II
Series 2019-D1RR-2A, 7.33%, (3 Month Term SOFR + 2.90%), 10/15/38 (a)	500	504
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 8.12%, (3 Month Term SOFR + 3.46%), 10/15/36 (a)	1,000	1,003
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 7.83%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (f)	4,330	3,001
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,622
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,077
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,699
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,480
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,894
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,369	2,375
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 5.01%, 03/27/47 (a)	4,019	3,322
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	467	179
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 4.83%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (f)	1,173	1,194
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.47%, 03/26/37 (a)	43	42
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	2,982	1,372
BDS 2022-FL11 LLC
Series 2022-B-FL11, 6.72%, (1 Month Term SOFR + 2.35%), 03/19/39 (a)	2,230	2,230
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 5.52%, 05/25/35 (a)	57	55
Series 2005-22A1-7, REMIC, 5.15%, 09/25/35 (a)	62	36
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 5.16%, 11/25/30 (a)	—	—
Series 2002-1A2-11, REMIC, 3.25%, 02/25/33 (a)	1	—
Series 2002-1A1-11, REMIC, 6.75%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 6.50%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 6.94%, 01/25/34 (a)	30	30
Series 2004-2A1-8, REMIC, 6.04%, 11/25/34 (a)	96	85
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 5.51%, 01/26/36 (a)	140	100
Series 2007-2A1-R6, REMIC, 4.22%, 12/26/46 (a)	112	86
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.30%, 02/17/28 (a)	1,997	1,698
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	912
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,400
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,231

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.41%, 01/16/32 (a)	3,446	2,805
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,678
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,400	2,403
Benchmark 2024-V8 Mortgage Trust
Series 2024-A2-V8, REMIC, 5.71%, 05/17/29 (a)	2,386	2,432
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,361	2,398
BlueMountain CLO XXIII Ltd
Series 2018-D1R-23A, 8.47%, (3 Month Term SOFR + 3.85%), 07/20/37 (a)	2,000	2,019
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C6, REMIC, 5.32%, 09/17/29	2,367	2,373
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,563	1,586
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.56%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,462	2,444
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (f)	7,668	7,741
BSPRT 2023-FL10 Issuer LLC
Series 2023-B-FL10, 7.66%, (1 Month Term SOFR + 3.27%), 08/15/28 (a) (f)	2,500	2,519
Campbellsville Independent School District
Series 2018-DR-27A, 8.72%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,501
Canyon Capital CLO 2014-1 Ltd
Series 2014-CR-1A, 7.60%, (3 Month Term SOFR + 3.01%), 01/30/31 (a) (d)	1,134	1,137
Canyon Capital CLO 2016-1 Ltd
Series 2016-DR-1A, 7.72%, (3 Month Term SOFR + 3.06%), 07/15/31 (a)	1,000	1,000
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 8.22%, (3 Month Term SOFR + 3.56%), 10/16/34 (a)	1,000	1,002
Canyon Capital CLO 2021-2 Ltd
Series 2021-D-1A, 8.02%, (3 Month Term SOFR + 3.36%), 04/17/34 (a)	1,000	1,003
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 7.97%, (3 Month Term SOFR + 3.31%), 07/17/34 (a)	1,000	1,002
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 11.22%, (3 Month Term SOFR + 6.56%), 10/16/34 (a)	1,000	1,005
Carlyle US CLO 2018-4 LTD
Series 2018-D1R-4A, 8.04%, (3 Month Term SOFR + 3.10%), 10/19/37 (a)	500	506
Carlyle US CLO 2019-4 LTD
Series 2019-A2R-4A, 6.41%, (3 Month Term SOFR + 1.75%), 04/15/35 (a)	1,000	1,001
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	1,500	1,465
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (f)	2,266	2,145
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 7.50%, (3 Month Term SOFR + 2.88%), 01/22/35 (a)	1,000	1,001
Series 2021-D1-8A, 8.30%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	1,002
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.19%, 01/25/37 (a) (f)	2,526	705
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 05/17/52	2,737	1,021
CFCRE 2016-C6 Mortgage Trust
Series 2016-A2-C6, REMIC, 2.95%, 08/12/26	2,918	2,833
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.83%, 12/25/35 (a)	39	37
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	336	115
CIFC Funding 2019-III Ltd
Series 2019-CR-3A, 7.96%, (3 Month Term SOFR + 3.31%), 10/16/34 (a)	500	501
Series 2019-D1R2-3A, 0.00%, (3 Month Term SOFR + 0.00%), 01/16/38 (a)	500	500
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 0.00%, (3 Month Term SOFR + 2.75%), 01/15/38 (a)	500	500
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	577	517
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-B-GC36, REMIC, 4.75%, 01/12/26 (a)	2,892	2,609
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A3-B2, REMIC, 3.74%, 01/12/28	2,766	2,691
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,478
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-F-555, REMIC, 3.50%, 12/12/29 (a)	2,584	2,062
Citigroup Commercial Mortgage Trust 2022-GC48
Series 2022-A5-GC48, REMIC, 4.58%, 05/17/32 (a)	3,000	2,894
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.25%, 10/25/37 (a) (f)	1,559	1,475
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,229
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	532	502
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 7.23%, (1 Year Treasury + 2.40%), 10/25/35 (a)	6	6
Series 2005-1A3A-8, REMIC, 5.17%, 11/25/35 (a)	838	851
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 4.51%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (f)	211	144
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,115
COMM 2015-CCRE22 Mortgage Trust
Interest Only, Series 2015-XA-CR22, REMIC, 0.74%, 03/12/48 (a)	56,531	43
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.27%, 01/10/25 (a)	200	176
Cook Park CLO, Ltd.
Series 2018-D-1A, 7.51%, (3 Month Term SOFR + 2.86%), 04/17/30 (a)	2,000	2,004
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 5.57%, 03/25/32 (a)	11	10
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	1,050
Series 2016-C-C6, REMIC, 4.92%, 04/17/26 (a)	389	362
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,357
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.64%, 10/10/31 (a)	2,810	2,374
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	7,185	6,777
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,264	589
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	198	193
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.78%, 11/12/32 (a)	5,200	521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CWABS, Inc.
Series 2004-M1-3, REMIC, 5.20%, (1 Month Term SOFR + 0.86%), 06/25/34 (a) (f)	19	19
Series 2005-3A2A-HYB9, REMIC, 7.52%, (12 Month Term SOFR + 2.47%), 02/20/36 (a)	10	9
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,047	1,020
Series 2004-A2-HYB6, REMIC, 6.03%, 11/21/34 (a)	207	199
Series 2004-A3-22, REMIC, 5.17%, 11/25/34 (a)	80	73
Series 2004-1A1-HYB9, REMIC, 5.40%, 02/20/35 (a)	13	13
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	2,802	1,649
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	859	405
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,844	1,804
Series 2024-A2-2A, 4.50%, 05/20/29	3,000	2,865
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1
Series 2007-A1-OA1, REMIC, 4.60%, (1 Month Term SOFR + 0.26%), 02/25/47 (a)	2,455	1,369
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 4.83%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (f)	4,743	4,058
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 7.89%, (3 Month Term SOFR + 3.36%), 08/15/31 (a) (d)	1,000	1,003
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 8.13%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	1,000
Dryden 57 CLO Ltd
Series 2018-D-57A, 7.34%, (3 Month Term SOFR + 2.81%), 05/15/31 (a)	1,000	1,003
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 7.92%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	2,000	2,006
Elevation CLO 2021-14 Ltd
Series 2021-C-14A, 7.18%, (3 Month Term SOFR + 2.56%), 10/20/34 (a)	500	501
Empower CLO 2023-2 Ltd
Series 2023-B-2A, 7.41%, (3 Month Term SOFR + 2.75%), 07/15/36 (a)	500	504
Series 2023-C-2A, 8.06%, (3 Month Term SOFR + 3.40%), 07/15/36 (a)	500	506
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	698	691
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,796
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,036	2,842
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 5.28%, 10/25/35 (a)	201	181
Series 2005-4A1-AR6, REMIC, 5.65%, 02/25/36 (a)	39	37
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,161
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 7.92%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	1,000	1,003
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	526	494
Goldentree Loan Management US Clo 15 Ltd
Series 2022-DR-15A, 9.02%, (3 Month Term SOFR + 4.40%), 10/20/36 (a)	1,000	1,020
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	496	395
Greenwood Park CLO, Ltd.
Series 2018-D-1A, 7.42%, (3 Month Term SOFR + 2.76%), 04/15/31 (a)	1,000	1,001
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (a)	2,300	2,274
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 5.94%, (1 Month Term SOFR + 1.55%), 07/16/35 (a) (f)	1,898	95
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 5.33%, 09/25/35 (a)	79	75
Series 2005-6A1-AR7, REMIC, 4.65%, 11/25/35 (a)	23	20
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,850
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	4,000	3,236
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 4.73%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (f)	320	309
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 4.89%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (f)	15,461	3,388
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 4.92%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (f)	27	26
Series 2005-3A1-4, REMIC, 5.05%, 07/19/35 (a)	125	94
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,687	4,547
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (f)	4,731	4,764
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (d) (f)	1,293	1,200
Series 2024-A-I, 5.38%, 09/15/31	1,975	1,933
HSI Asset Securitization Corporation
Series 2006-1A1-HE1, REMIC, 4.73%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (f)	5,352	1,534
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 4.81%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (f)	346	223
Hyundai Auto Receivables Trust 2024-C
Series 2024-C-C, 4.86%, 10/15/28	1,150	1,132
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,138
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 6.64%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.90%, 08/25/35 (a)	728	555
Series 2005-1A1-AR31, REMIC, 3.61%, 01/25/36 (a)	139	122
Invesco US CLO 2023-3 Ltd
Series 2023-B-3A, 7.31%, (3 Month Term SOFR + 2.65%), 07/15/36 (a)	1,000	1,008
Series 2023-C-3A, 7.81%, (3 Month Term SOFR + 3.15%), 07/15/36 (a)	500	505
J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
Series 2013-AS-LC11, REMIC, 3.22%, 04/01/46	1,207	1,132
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26 (a)	2,547	402
J.P. Morgan Mortgage Acquisition Trust 2007-CH1
Series 2007-MV6-CH1, REMIC, 5.28%, (1 Month Term SOFR + 0.94%), 11/25/36 (a) (f)	996	1,086
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	24
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	10	9
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.83%, 10/17/50 (a)	78,354	1,356
Katayma CLO I, Ltd.
Series 2023-D-1A, 10.64%, (3 Month Term SOFR + 5.25%), 10/20/36 (a)	1,000	1,023
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
LCM 28 Ltd
Series D-28A, 7.83%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	992
LCM XIV Limited Partnership
Series DR-14A, 7.63%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (d)	2,000	2,004
LCM XV LP
Series DR-15A, 8.58%, (3 Month Term SOFR + 3.96%), 07/22/30 (a)	2,750	2,759
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 4.95%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,524	3,209
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 4.80%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (f)	2,205	2,154
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 4.62%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (f)	3,381	2,766
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-C-CRE5, REMIC, 6.86%, (1 Month Term SOFR + 2.46%), 07/15/36 (a)	2,000	1,995
Long Point Park CLO, Ltd.
Series 2017-C-1A, 7.31%, (3 Month Term SOFR + 2.66%), 01/17/30 (a)	1,000	1,003
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	972	957
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (d) (f)	3,705	3,547
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 7.84%, (3 Month Term SOFR + 3.21%), 10/22/30 (a)	2,000	2,006
Marble Point CLO XI Ltd.
Series 2017-B-2A, 6.42%, (3 Month Term SOFR + 1.76%), 12/18/30 (a)	500	500
Marble Point CLO XXI Ltd.
Series 2021-D1-3A, 8.41%, (3 Month Term SOFR + 3.76%), 10/17/34 (a)	2,000	2,005
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 8.58%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (f)	519	493
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 5.60%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (f)	3,629	3,014
MASTR Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 4.55%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (f)	268	73
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,275	796
Series 2006-1A10-2, REMIC, 6.00%, (1 Month USD LIBOR + 1.11%), 06/25/36 (a)	1,085	677
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 5.38%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	8	8
Menlo CLO I Ltd
Series 2024-A1-1A, 5.75%, 01/20/38 (a)	2,000	2,010
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 4.95%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (f)	13	13
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 6.42%, 05/25/33 (a)	49	47
MF1 2021-FL7 Ltd.
Series 2021-B-FL7, 6.24%, (1 Month Term SOFR + 1.86%), 10/16/36 (a)	1,900	1,848
MF1 2023-FL12 LLC
Series 2023-B-FL12, 7.79%, (1 Month Term SOFR + 3.17%), 11/19/38 (a)	2,500	2,504
MF1 2024-FL14 LLC
Series 2024-AS-FL14, REMIC, 6.61%, (1 Month Term SOFR + 2.24%), 03/19/39 (a)	2,500	2,509
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (f)	4,209	4,250
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.99%, 09/25/30 (a)	8,210	7,148
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 7.36%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	73
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	1,354	1,129
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.46%, 07/17/31 (a)	4,713	3,711
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 1.08%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (f)	9,908	3,466
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 4.97%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (f)	554	542
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	660	613
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	531	470
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	751	666
Series 2020-B-1A, 3.10%, 11/22/32	939	800
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	855	685
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	2,608	2,454
MSWF Commercial Mortgage Trust 2023-2
Series 2023-A1-2, REMIC, 5.96%, 01/18/28	103	104
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.50%, 01/16/25 (a)	1,500	806
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 09/15/25	5,335	5,268
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,186	3,995
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 7.82%, (3 Month Term SOFR + 3.16%), 04/17/34 (a)	2,000	2,009
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	2,986
NJ Trust 2023-GSP
Series 2023-A-GSP, REMIC, 6.48%, 01/12/29 (a)	2,350	2,445
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	1,595	1,557
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 7.93%, (3 Month Term SOFR + 3.31%), 04/20/34 (a)	2,000	2,005
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (f)	3,362	3,379
OBX 2024-NQM18 Trust
Series 2024-A1-NQM18, REMIC, 5.41%, 10/01/64 (f)	6,967	6,958
Ocean Trails CLO V
Series 2014-DRR-5A, 8.37%, (3 Month Term SOFR + 3.71%), 10/14/31 (a)	1,000	1,003
Octagon Investment Partners 30 Ltd.
Series 2017-CR-1A, 8.18%, (3 Month Term SOFR + 3.56%), 03/18/30 (a)	2,500	2,507
Octagon Investment Partners 34 17 1A 144A
Series 2017-D-34, 7.38%, (3 Month Term SOFR + 2.76%), 01/22/30 (a)	1,000	1,002
Octagon Investment Partners 37 Ltd.
Series 2018-C-2A, 7.74%, (3 Month Term SOFR + 3.11%), 07/25/30 (a)	1,000	1,001
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 8.23%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	1,002
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 7.91%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	499
Octagon Investment Partners XXI, Ltd.
Series 2014-A2R3-1A, 6.18%, (3 Month Term SOFR + 1.66%), 02/14/31 (a)	500	501
Series 2014-CR3-1A, 7.53%, (3 Month Term SOFR + 3.01%), 02/14/31 (a)	500	502

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 8.08%, (3 Month Term SOFR + 3.46%), 01/19/37 (a)	1,500	1,508
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 5.22%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (f)	2,675	2,559
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 4.58%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (f)	574	360
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 4.57%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (f)	1,264	1,198
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	498	490
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 5.43%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (f)	5,000	4,074
PRET 2024-NPL6, LLC
Series 2024-A1-NPL6, REMIC, 5.93%, 09/25/54 (f)	14,711	14,708
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 4.85%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	2	2
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,812	4,698
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	6,338
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	11,466
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,102
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,935
Progress Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 3.30%, 04/17/29	5,887	5,440
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/26 (a) (f)	1,474	1,469
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/25 (f)	2,642	2,639
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,282	1,799
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 4.79%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (f)	822	747
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (f)	3,374	1,472
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (f)	1,983	703
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,592	2,294
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.23%, 01/25/36 (a)	3,104	2,223
Series 2006-A5-QS1, REMIC, 5.36%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	3,491	2,729
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (d)	4,000	3,941
Series 2023-B-1A, 5.75%, 09/15/28 (d)	3,000	2,868
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	1,742	1,590
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 4.91%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (f)	12,503	5,186
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 4.57%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (f)	211	41
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,229
Interest Only, Series 2016-XA-C5, REMIC, 1.82%, 10/13/48 (a)	26,437	426
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 1.06%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (f)	15,915	2,769
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	2,090
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,565	1,482
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,736	1,565
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.23%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (d)	701	698
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	544	536
Sound Point CLO 36 Ltd
Series 2023-B-36A, 7.47%, (3 Month Term SOFR + 2.85%), 07/28/36 (a) (d)	500	506
Series 2023-C-36A, 8.02%, (3 Month Term SOFR + 3.40%), 07/28/36 (a) (d)	500	505
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 9.38%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	967
Sound Point CLO XVIII Ltd
Series 2017-C-4A, 7.38%, (3 Month Term SOFR + 2.76%), 01/21/31 (a)	1,000	989
Sound Point CLO XX Ltd
Series 2018-C-2A, 6.83%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	494
Sound Point CLO XXIII
Series 2019-DR-2A, 8.22%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,991
Sound Point CLO XXIX Ltd
Series 2021-B1-1A, 6.59%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	1,000	1,001
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 8.14%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	1,000
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 4.83%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (f)	5,661	2,855
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (d) (f)	1,772	1,687
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,800	3,681
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	708	691
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,392
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 7.52%, (3 Month Term SOFR + 2.86%), 01/15/30 (a)	2,000	2,005
Storm King Park CLO LTD
Series 2022-AR-1A, 6.02%, (3 Month Term SOFR + 1.36%), 10/15/37 (a)	2,200	2,212
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 5.07%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (f)	954	878
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 4.98%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (f)	65	61
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 4.71%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (f)	244	94
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 5.14%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (f)	2	2
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 4.77%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (f)	3,137	2,119
STWD 2019-FL1, Ltd.
Series 2019-C-FL1, 6.45%, (1 Month Term SOFR + 2.06%), 07/15/38 (a)	350	347

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Subway Funding LLC
Series 2024-A23-1A, 6.51%, 07/30/34	2,000	2,048
Sunnova Helios IV Issuer, LLC
Series 2020-A-AA, 2.98%, 06/21/27	1,635	1,418
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	3,135	2,100
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (d)	2,548	2,069
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,535	2,356
Switch ABS Issuer, LLC
Series 2024-B-1A, 6.50%, 03/25/29	2,000	1,995
Series 2024-A2-2A, 5.44%, 06/25/54	3,000	2,973
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 7.97%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	1,000
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (f)	2,429	2,310
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 7.68%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	1,002
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 7.82%, (3 Month Term SOFR + 3.16%), 07/15/30 (a)	1,500	1,503
Series 2018-E-1, 10.42%, (3 Month Term SOFR + 5.76%), 07/15/30 (a)	500	500
TierPoint Issuer LLC
Series 2023-A2-1A, 6.00%, 06/25/26	5,000	5,041
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,434	3,033
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 8.67%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	4,500	4,501
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	1,849	1,704
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 5.70%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (f)	1,581	1,574
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	2,806	2,748
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	454
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,822
UBS Commercial Mortgage Trust 2018-C8
Series 2018-A3-C8, REMIC, 3.72%, 01/18/28	1,419	1,377
UBS Commercial Mortgage Trust 2019-C18
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,081
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.72%, 03/12/46 (a)	2,351	1,990
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	125	124
Upstart Pass-Through Trust Series 2021-St4
Series 2021-A-ST4, 2.00%, 07/20/27	594	588
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	277	277
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,920
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	1,908	1,734
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	5,000	4,544
VEGAS Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,172	1,174
Venture XVIII CLO, Limited
Series 2014-BR-18A, 6.57%, (3 Month Term SOFR + 1.91%), 10/15/29 (a)	239	239
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,387
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (a) (f)	5,099	5,110
Verus Securitization Trust 2024-9
Series 2024-A1-9, REMIC, 5.44%, 11/25/69 (a) (f)	6,000	5,987
VOLT XCII, LLC
Series 2021-A1-NPL1, 4.89%, 02/27/51 (a) (f)	222	222
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (f)	311	311
Voya CLO 2014-1, Ltd.
Series 2014-CR2-1A, 7.69%, (3 Month Term SOFR + 3.06%), 04/18/31 (a)	1,000	1,002
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 7.67%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	1,002
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	2,225	2,037
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 5.57%, (1 Month Term SOFR + 1.23%), 09/25/34 (a) (f)	49	49
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 6.03%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	9	8
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 5.10%, 01/25/36 (a)	129	117
Series 2005-A1A1-AR13, REMIC, 5.03%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (f)	16	15
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-3A3-HY1, REMIC, 4.06%, 02/25/37 (a)	778	678
Series 2007-4A1-HY1, REMIC, 4.37%, 02/25/37 (a)	77	70
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.58%, 08/25/36 (a)	774	716
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 4.11%, 07/25/37 (a)	134	121
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 3.73%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (f)	1,179	1,004
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 5.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 6.23%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	16	15
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	1,692	1,572
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 6.58%, 12/25/37 (a)	346	320
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,536
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.57%, 03/17/51 (a)	59,385	888
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,824
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	909
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-A3-C58, REMIC, 1.81%, 09/17/30	2,821	2,405
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,372
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	853
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	1,492	1,325
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (f)	3,749	3,450

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wind River 2014-1 CLO Ltd.
Series 2014-DRR-1A, 7.89%, (3 Month Term SOFR + 3.26%), 07/18/31 (a)	1,000	1,003
Wind River 2014-2 CLO Ltd.
Series 2014-DR-2A, 7.82%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	1,003
Series 2014-ER-2A, 10.67%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	865
Wind River 2021-1 CLO Ltd
Series 2021-D1R-1A, 9.17%, (3 Month Term SOFR + 3.95%), 07/20/37 (a)	500	513
Wind River 2021-4 CLO Ltd.
Series 2021-A-4A, 6.05%, (3 Month Term SOFR + 1.43%), 01/22/35 (a)	5,000	5,001
Total Non-U.S. Government Agency Asset-Backed Securities (cost $735,485)		655,921
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Industrials 1.1%
Access CIG, LLC
2023 Term Loan, 9.59%, (SOFR + 5.00%), 08/15/28 (a)	293	295
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.05%, (1 Month Term SOFR + 3.50%), 06/17/28 (a)	655	655
Air Comm Corporation, LLC
2024 Term Loan, 7.40%, (SOFR + 3.00%), 11/21/31 (a)	489	489
AlixPartners, LLP
2021 USD Term Loan B, 7.19%, (SOFR + 2.50%), 02/04/28 (a)	445	446
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.42%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	756	758
AllSpring Buyer LLC
Term Loan B, 8.14%, (3 Month Term SOFR + 3.25%), 04/21/28 (a)	659	659
American Airlines, Inc.
2021 Term Loan, 9.63%, (3 Month Term SOFR + 4.75%), 03/10/28 (a)	297	305
Arsenal AIC Parent LLC
2024 1st Lien Term Loan B, 7.82%, (3 Month Term SOFR + 3.25%), 08/19/30 (a)	55	55
Artera Services, LLC
2024 Term Loan, 9.10%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	197	195
BCPE Empire Holdings, Inc.
2024 1st Lien Term Loan, 8.07%, (SOFR + 3.50%), 12/26/28 (a)	1,071	1,076
Boost Newco Borrower, LLC
2024 USD Term Loan B, 7.10%, (3 Month Term SOFR + 2.50%), 01/31/31 (a)	539	541
Brown Group Holding, LLC
Term Loan B, 7.07%, (1 Month Term SOFR + 2.50%), 07/01/31 (a)	514	516
Carnival Corporation
2024 Term Loan B2, 7.32%, (SOFR + 2.75%), 08/09/27 (a)	67	67
2024 Term Loan B1, 7.32%, (SOFR + 2.75%), 10/18/28 (a)	508	511
Castlelake Aviation Limited
Term Loan B, 6.86%, (3 Month Term SOFR + 2.50%), 10/22/26 (a)	533	534
CHG Healthcare Services Inc.
2021 Term Loan, 8.19%, (SOFR + 3.50%), 09/22/28 (a)	2	2
2021 Term Loan, 8.28%, (SOFR + 3.50%), 09/22/28 (a)	649	651
2024 Term Loan B2, 8.19%, (SOFR + 3.50%), 09/29/28 (a)	1	1
2024 Term Loan B2, 8.28%, (SOFR + 3.50%), 09/29/28 (a)	264	266
Columbus McKinnon Corporation
2024 Term Loan, 7.10%, (3 Month Term SOFR + 2.50%), 05/14/28 (a)	36	36
Constant Contact Inc
Term Loan, 8.92%, (3 Month Term SOFR + 4.00%), 02/10/28 (a)	418	372
Construction Partners Inc
Term Loan B, 6.84%, (SOFR + 2.50%), 10/30/31 (a)	355	356
Cornerstone Building Brands, Inc.
2021 Term Loan B, 7.75%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	217	206
2024 Term Loan B, 8.90%, (SOFR + 4.50%), 05/05/31 (a)	55	53
Cornerstone Generation LLC
Term Loan, 0.00%, (SOFR + 3.25%), 10/15/31 (a) (n)	500	504
CPI Holdco B LLC
2024 Term Loan, 6.57%, (3 Month Term SOFR + 2.00%), 05/10/31 (a)	145	144
Term Loan, 0.00%, (SOFR + 2.25%), 05/17/31 (a) (n)	180	180
CPPIB Capital Inc
Term Loan B, 7.85%, (SOFR + 3.25%), 08/07/31 (a)	175	176
CQP Holdco LP
2024 Term Loan B, 6.85%, (3 Month Term SOFR + 2.25%), 12/31/30 (a)	413	413
Crosby US Acquisition Corp.
2024 1st Lien Term Loan B, 8.07%, (SOFR + 3.50%), 08/16/29 (a)	174	175
Cube Industrials Buyer Inc
2024 Term Loan, 8.13%, (SOFR + 3.50%), 10/09/31 (a)	395	397
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 8.35%, (3 Month Term SOFR + 3.75%), 03/05/27 (a)	1,012	988
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 8.44%, (SOFR + 3.75%), 03/31/28 (a)	491	495
2021 2nd Lien Term Loan, 11.44%, (SOFR + 6.75%), 03/18/29 (a)	80	79
Dun & Bradstreet Corporation (The)
2024 Term Loan, 6.59%, (SOFR + 2.25%), 01/18/29 (a)	281	281
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.82%, (SOFR + 2.25%), 10/24/31 (a)	210	211
2024 1st Lien Term Loan B2, 6.82%, (SOFR + 2.25%), 10/24/31 (a)	80	80
EAB Global, Inc.
2021 Term Loan, 7.82%, (SOFR + 3.25%), 08/16/28 (a)	452	453
Edelman Financial Center, LLC
2024 Term Loan, 7.35%, (SOFR + 3.00%), 04/07/28 (a)	596	599
2024 2nd Lien Term Loan, 9.82%, (SOFR + 5.25%), 10/23/28 (a)	205	206
Eisner Advisory Group LLC
2024 Term Loan B, 8.57%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	386	390
Element Materials Technology Group US Holdings Inc
2022 USD Term Loan, 8.35%, (3 Month Term SOFR + 3.75%), 04/12/29 (a)	409	411
EMRLD Borrower LP
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 06/18/31 (a) (n)	110	110
Everi Holdings Inc.
2021 Term Loan B, 7.19%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	145	145
Fertitta Entertainment, LLC
2022 Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 01/13/29 (a) (g)	986	989
Finthrive Software International Hldgs Inc
2021 Term Loan, 11.34%, (3 Month Term SOFR + 4.00%), 11/18/28 (a) (m)	182	180
First Advantage Holdings, LLC
2024 Term Loan B, 7.82%, (SOFR + 3.25%), 09/19/31 (a)	591	597
Focus Financial Partners, LLC
2024 Term Loan B8, 7.82%, (SOFR + 3.25%), 09/10/31 (a)	912	920

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Fortrea Holdings Inc
Term Loan B, 8.49%, (SOFR + 3.75%), 06/12/30 (a)	23	23
Garda World Security Corporation
2024 Term Loan B, 7.90%, (SOFR + 3.50%), 02/01/29 (a)	591	593
GBT US III LLC
Term Loan B, 7.63%, (3 Month Term SOFR + 3.00%), 07/28/31 (a)	165	166
Grant Thornton Advisors LLC
Term Loan, 0.00%, (SOFR + 2.75%), 05/30/31 (a) (n)	85	85
Term Loan B, 7.82%, (SOFR + 3.25%), 05/30/31 (a)	299	299
HighTower Holdings LLC
2024 Term Loan B, 8.07%, (SOFR + 3.50%), 04/21/28 (a)	612	614
Homeserve USA Holding Corp
2024 Term Loan B, 6.37%, (SOFR + 2.00%), 10/21/30 (a)	203	203
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.82%, (SOFR + 3.25%), 01/25/29 (a)	392	394
KKR Apple Bidco, LLC
2021 Term Loan, 7.44%, (1 Month Term SOFR + 2.75%), 07/14/28 (a)	286	287
LaserShip, Inc.
2024 Third Out Term Loan E, 12.28%, (SOFR + 7.50%), 08/10/29 (a)	52	19
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.30%, (SOFR + 3.75%), 06/06/31 (a)	744	737
Madison IAQ LLC
Term Loan, 7.89%, (SOFR + 2.75%), 06/15/28 (a)	600	602
Madison Safety & Flow LLC
2024 Term Loan B, 7.82%, (SOFR + 3.25%), 09/19/31 (a)	185	186
Modena Buyer LLC
Term Loan, 9.10%, (3 Month Term SOFR + 4.50%), 04/03/31 (a)	140	136
OVG Business Services, LLC
2024 Term Loan B, 7.57%, (SOFR + 3.00%), 06/13/31 (a)	334	335
Parexel International Corporation
2024 Term Loan B, 7.57%, (SOFR + 3.00%), 11/15/28 (a)	1,038	1,044
Polar US Borrower, LLC
2024 Term Loan B1A, 9.94%, (SOFR + 5.50%), 10/16/28 (a)	147	105
PUG LLC
2024 Extended Term Loan B, 9.32%, (3 Month Term SOFR + 4.75%), 03/12/30 (a)	392	392
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.82%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	241	241
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.50%), 03/18/31 (a)	74	74
Southern Veterinary Partners, LLC
2024 1st Lien Term Loan, 7.71%, (SOFR + 3.25%), 10/30/31 (a)	535	538
Spin Holdco Inc.
2021 Term Loan, 8.71%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	167	140
Tamko Building Products, LLC
2024 Term Loan B, 7.08%, (Prime + 2.75%), 09/20/30 (a)	135	136
2024 Term Loan B, 7.09%, (Prime + 2.75%), 09/20/30 (a)	135	136
Tecta America Corp.
2021 Term Loan, 8.69%, (1 Month Term SOFR + 4.00%), 04/10/28 (a)	300	301
Tiger Acquisition, LLC
2021 Term Loan, 7.92%, (SOFR + 3.25%), 05/21/28 (a)	383	383
Titan Acquisition Limited
2024 Term Loan B, 9.07%, (6 Month Term SOFR + 4.50%), 02/01/29 (a)	502	506
TK Elevator US Newco Inc
USD Term Loan B, 8.59%, (SOFR + 3.50%), 04/11/30 (a)	680	685
TransDigm, Inc.
2023 Term Loan J, 7.10%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	919	921
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 12.85%, (3 Month Term SOFR + 8.00%), 02/28/25 (a) (g)	264	247
Veritiv Corporation
Term Loan B, 9.10%, (3 Month Term SOFR + 4.50%), 11/30/30 (a)	120	120
VT Topco, Inc.
2024 1st Lien Term Loan B, 7.38%, (SOFR + 3.00%), 08/12/30 (a)	163	164
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.02%, (3 Month Term SOFR + 4.50%), 05/07/29 (a)	195	196
WEC US Holdings Ltd.
2024 Term Loan, 6.80%, (1 Month Term SOFR + 2.25%), 01/20/31 (a)	529	529
WestJet Loyalty LP
Term Loan B, 7.84%, (3 Month Term SOFR + 3.25%), 02/01/31 (a)	1,007	1,010
White Cap Buyer LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 10/19/29 (a) (n)	50	50
2024 Term Loan B, 7.82%, (3 Month Term SOFR + 3.25%), 10/19/29 (a)	260	260
		31,025
Information Technology 0.6%
Applied Systems, Inc.
2024 1st Lien Term Loan, 7.60%, (3 Month Term SOFR + 3.00%), 02/07/31 (a)	199	201
2024 2nd Lien Term Loan, 9.85%, (3 Month Term SOFR + 5.25%), 02/07/32 (a)	140	144
Arches Buyer Inc.
2021 Term Loan B, 7.92%, (1 Month Term SOFR + 3.25%), 12/06/27 (a)	105	102
Ascend Learning, LLC
2021 Term Loan, 8.17%, (SOFR + 3.50%), 11/18/28 (a)	502	504
2021 2nd Lien Term Loan, 10.42%, (SOFR + 5.75%), 11/18/29 (a)	155	153
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 13.74%, (3 Month Term SOFR + 8.88%), 10/22/29 (a)	220	9
Athenahealth Group, Inc.
2022 Term Loan B, 7.82%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	661	662
Boxer Parent Company Inc.
2024 USD Term Loan B, 8.34%, (3 Month Term SOFR + 3.75%), 07/03/31 (a)	1,480	1,491
2024 2nd Lien Term Loan, 10.34%, (3 Month Term SOFR + 5.75%), 07/06/32 (a)	230	226
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.32%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	488	487
Castle US Holding Corporation
USD Term Loan B, 8.53%, (3 Month Term SOFR + 3.75%), 02/28/27 (a)	143	84
Central Parent Inc.
2024 Term Loan B, 7.85%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	1,165	1,147
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 8.02%, (SOFR + 3.50%), 03/30/29 (a)	300	301
2024 USD Term Loan, 8.31%, (SOFR + 3.75%), 03/24/31 (a)	305	306
Conservice Midco, LLC
2024 Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 05/13/27 (a)	307	308
CoreLogic, Inc.
Term Loan, 8.19%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	154	151
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.44%, (SOFR + 3.75%), 09/08/26 (a)	310	271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (i) (j) (m)	118	2
DCert Buyer, Inc.
2019 Term Loan B, 8.57%, (1 Month Term SOFR + 4.00%), 07/31/26 (a)	210	201
2021 2nd Lien Term Loan, 11.57%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	111	89
Endure Digital Inc.
Term Loan, 8.14%, (6 Month Term SOFR + 3.50%), 01/27/28 (a)	146	98
Energizer Holdings, Inc.
2024 Term Loan B, 6.36%, (SOFR + 2.00%), 12/22/27 (a)	188	188
Gainwell Acquisition Corp.
Term Loan B, 8.70%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	829	801
Helios Software Holdings, Inc.
2024 Term Loan B, 8.09%, (SOFR + 3.50%), 07/18/30 (a)	347	348
I-Logic Technologies Bidco Limited
2024 Term Loan, 8.42%, (SOFR + 3.75%), 02/16/28 (a)	315	316
ION Trading Technologies S.a.r.l.
2024 Term Loan B, 8.47%, (SOFR + 3.00%), 04/01/28 (a)	144	144
LSF9 Atlantis Holdings, LLC
2024 1st Lien Term Loan B, 9.85%, (SOFR + 5.25%), 09/10/29 (a)	29	30
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.37%, (SOFR + 3.00%), 03/01/29 (a)	497	497
MH Sub I, LLC
Term Loan, 0.00%, (SOFR + 4.25%), 12/11/31 (a) (n)	380	376
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.82%, (SOFR + 3.25%), 06/05/31 (a)	1,007	1,007
2024 2nd Lien Term Loan, 9.82%, (SOFR + 5.25%), 06/07/32 (a)	225	222
nVent
Term Loan, 0.00%, 09/12/31 (a) (n)	395	399
Peraton Corp.
Term Loan B, 8.42%, (SOFR + 3.75%), 02/22/28 (a)	409	380
PointClickCare Technologies, Inc.
2024 USD Term Loan B, 7.82%, (SOFR + 3.25%), 10/11/31 (a)	440	442
Polaris Newco LLC
USD Term Loan B, 8.85%, (3 Month Term SOFR + 4.00%), 06/03/28 (a)	393	393
Proofpoint, Inc.
2024 Term Loan, 7.57%, (SOFR + 3.00%), 08/31/28 (a)	653	656
RealPage, Inc
2024 Incremental Term Loan, 8.10%, (SOFR + 3.75%), 04/24/28 (a)	145	145
Sabre GLBL Inc.
2021 Term Loan B1, 8.19%, (SOFR + 3.50%), 12/17/27 (a)	51	50
2021 Term Loan B2, 8.19%, (SOFR + 3.50%), 12/17/27 (a)	29	28
Sandisk Corp
Term Loan, 0.00%, (SOFR + 3.00%), 12/12/31 (a) (n)	190	186
Sophia, L.P.
2024 1st Lien Term Loan B, 7.60%, (SOFR + 3.00%), 10/29/29 (a)	528	531
2024 2nd Lien Term Loan, 9.33%, (SOFR + 4.75%), 11/14/32 (a)	25	25
UKG Inc.
2024 Term Loan B, 7.62%, (3 Month Term SOFR + 3.00%), 01/30/31 (a)	920	926
Ultra Clean Holdings, Inc
2024 1st Lien Term Loan B, 7.82%, (SOFR + 3.25%), 02/28/28 (a)	249	251
Zayo Group Holdings, Inc.
USD Term Loan, 7.69%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	292	272
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 10.00%, (SOFR + 3.25%), 10/24/31 (a)	355	356
		15,906
Materials 0.3%
Charter NEX US, Inc.
2024 Term Loan B1, 7.53%, (SOFR + 3.00%), 12/01/30 (a)	237	238
ECO Services Operations Corp
2024 Term Loan B, 6.84%, (3 Month Term SOFR + 2.25%), 06/09/31 (a)	709	711
Graham Packaging Company Inc.
2024 Term Loan B, 7.07%, (SOFR + 2.50%), 08/04/27 (a)	442	443
Hexion Holdings Corporation
2024 Term Loan B, 8.45%, (SOFR + 4.00%), 03/15/29 (a)	515	515
Illuminate Buyer, LLC
2024 1st Lien Term Loan B, 7.40%, (SOFR + 3.00%), 12/31/29 (a)	432	435
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.92%, (SOFR + 4.25%), 03/09/29 (a)	521	524
2024 USD Term Loan B, 8.82%, (SOFR + 4.25%), 10/01/31 (a)	245	247
INEOS US Finance LLC
2023 USD Term Loan B, 7.82%, (SOFR + 3.25%), 02/09/30 (a)	924	927
2024 USD Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 01/30/31 (a)	125	126
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.72%, (3 Month Term SOFR + 4.72%), 02/04/26 (a)	203	184
Kodiak Building Partners Inc.
2024 Term Loan B, 8.13%, (SOFR + 3.75%), 11/26/31 (a)	60	60
MI Windows and Doors, LLC
2024 Term Loan B2, 7.57%, (1 Month Term SOFR + 3.00%), 03/21/31 (a)	95	95
Natgasoline LLC
Term Loan B, 9.02%, (SOFR + 3.50%), 10/31/25 (a)	503	499
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.66%, (SOFR + 3.25%), 04/03/28 (a)	395	397
Olympus Water US Holding Corporation
2024 USD Term Loan B, 8.10%, (3 Month Term SOFR + 3.50%), 06/06/31 (a)	589	590
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 7.84%, (3 Month Term SOFR + 3.25%), 11/30/27 (a)	608	611
Pactiv Evergreen Group Holdings Inc.
2024 Term Loan B4, 7.07%, (SOFR + 2.50%), 09/25/28 (a)	400	401
Pregis TopCo Corporation
1st Lien Term Loan, 8.57%, (1 Month Term SOFR + 4.00%), 07/25/26 (a)	584	586
Pretium Packaging, LLC
Second Out Term Loan A1, 9.20%, (3 Month Term SOFR + 4.60%), 10/01/28 (a)	237	188
First Out Term Loan A, 9.57%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	96	99
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 11.53%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	80	29
Staples, Inc.
2024 Term Loan B, 10.18%, (SOFR + 5.75%), 08/22/29 (a)	160	152
TricorBraun Holdings, Inc.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 01/29/28 (a) (n)	40	40
2021 Term Loan, 7.94%, (SOFR + 3.25%), 01/29/28 (a)	383	382

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Trident TPI Holdings, Inc.
2024 Term Loan B7, 8.19%, (SOFR + 3.75%), 09/15/28 (a)	408	411
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 0.00%, (SOFR + 4.75%), 10/26/26 (a) (n)	200	197
2023 Term Loan B, 9.11%, (3 Month Term SOFR + 4.75%), 10/26/26 (a)	293	289
		9,376
Communication Services 0.3%
Alterra Mountain Company
2024 Term Loan B, 7.32%, (SOFR + 2.75%), 08/17/28 (a)	652	656
2024 Term Loan B7, 7.57%, (SOFR + 3.00%), 05/31/30 (a)	228	230
Altice France S.A.
2023 USD Term Loan B14, 10.16%, (SOFR + 5.50%), 08/31/28 (a)	425	340
Bally's Corporation
2021 Term Loan B, 8.14%, (SOFR + 3.25%), 08/05/28 (a)	438	414
Cengage Learning, Inc.
2024 1st Lien Term Loan B, 7.86%, (SOFR + 3.50%), 03/22/31 (a)	86	86
2024 1st Lien Term Loan B, 8.01%, (SOFR + 3.50%), 03/22/31 (a)	148	149
ClubCorp Holdings, Inc.
2023 Term Loan B2, 9.87%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	356	356
CMG Media Corporation
2024 Term Loan, 8.17%, (SOFR + 3.50%), 06/18/29 (a)	111	99
CommScope, Inc.
2019 Term Loan B, 7.94%, (SOFR + 3.25%), 02/07/26 (a)	303	298
Connect Finco Sarl
2024 Non-Extended Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 12/11/26 (a)	99	98
Crown Finance US, Inc.
2024 Term Loan B, 11.75%, (SOFR + 4.25%), 10/31/31 (a)	305	305
CSC Holdings, LLC
2019 Term Loan B5, 7.17%, (6 Month USD LIBOR + 2.50%), 04/15/27 (a)	410	377
DirecTV Financing, LLC
Term Loan, 9.85%, (1 Month Term SOFR + 5.00%), 07/22/27 (a)	214	215
2024 Term Loan, 10.10%, (1 Month Term SOFR + 5.25%), 08/02/29 (a)	98	96
Frontier Communications Corp.
2024 Term Loan B, 8.76%, (3 Month Term SOFR + 3.50%), 06/20/31 (a)	420	425
GOGO Intermediate Holdings LLC
Term Loan B, 8.44%, (SOFR + 3.75%), 04/21/28 (a)	316	299
Gray Television Inc
2021 Term Loan D, 0.00%, (SOFR + 3.00%), 10/27/28 (a) (n)	260	240
Great Outdoors Group, LLC
2021 Term Loan B2, 8.44%, (SOFR + 3.75%), 02/26/28 (a)	536	538
Level 3 Financing Inc.
2024 Extended Term Loan B1, 11.13%, (SOFR + 6.56%), 04/15/29 (a)	79	80
2024 Extended Term Loan B2, 11.13%, (SOFR + 6.56%), 04/15/30 (a)	79	80
Life Time Fitness Inc
2024 Term Loan B, 7.03%, (SOFR + 2.50%), 10/22/31 (a)	250	251
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 0.00%, (SOFR + 2.35%), 04/15/29 (a) (n)	215	202
Motion Finco Sarl
2024 USD Term Loan B, 8.10%, (3 Month Term SOFR + 3.50%), 11/30/29 (a)	199	196
NEP Group, Inc.
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 08/19/26 (a) (n)	75	68
2023 Term Loan B, 9.62%, (SOFR + 3.25%), 08/19/26 (a)	448	407
Scientific Games Holdings LP
2024 USD Term Loan B, 7.59%, (3 Month Term SOFR + 3.00%), 04/04/29 (a)	244	245
UFC Holdings, LLC
2024 Term Loan B, 6.77%, (SOFR + 2.25%), 11/13/31 (a)	290	291
United Talent Agency, LLC
2024 Term Loan B, 8.20%, (SOFR + 3.75%), 07/07/28 (a)	149	150
Univision Communications Inc.
2022 First Lien Term Loan B, 8.85%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	299	300
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.72%, (SOFR + 3.17%), 03/06/31 (a)	645	638
Ziggo Financing Partnership
USD Term Loan I, 7.01%, (SOFR + 2.50%), 04/17/28 (a)	270	269
		8,398
Health Care 0.3%
ADMI Corp.
2021 Incremental Term Loan B3, 8.44%, (SOFR + 3.75%), 12/23/27 (a)	236	232
2023 Term Loan B5, 10.32%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	317	317
Aveanna Healthcare, LLC
2021 Term Loan B, 8.36%, (SOFR + 3.75%), 07/17/28 (a)	499	494
2021 2nd Lien Term Loan, 11.66%, (3 Month Term SOFR + 7.00%), 12/08/29 (a)	104	100
Bausch & Lomb Corporation
Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 05/05/27 (a)	1,800	1,805
2023 Incremental Term Loan, 8.57%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	237	238
CNT Holdings I Corp
2020 Term Loan, 8.09%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	386	388
Curium BidCo S.a r.l.
2024 Term Loan B, 8.14%, (Prime + 3.50%), 07/31/29 (a)	563	569
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.74%, (3 Month Term SOFR + 2.00%), 11/15/27 (a)	247	246
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.41%, (SOFR + 3.75%), 05/16/31 (a)	602	604
2024 Incremental Term Loan B1, 7.96%, (SOFR + 3.50%), 05/17/31 (a)	75	75
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.82%, (SOFR + 2.25%), 10/23/28 (a)	501	502
Pacific Dental Services, LLC
2024 Term Loan B, 7.13%, (SOFR + 2.75%), 03/07/31 (a)	467	469
Perrigo Investments, LLC
2024 Term Loan B, 6.44%, (SOFR + 2.00%), 04/20/29 (a)	246	246
Radiology Partners Inc
2024 Extended Term Loan B, 8.28%, (3 Month Term SOFR + 3.50%), 01/31/29 (a)	598	589
Select Medical Corporation
2024 Term Loan B, 6.53%, (SOFR + 2.00%), 11/19/31 (a)	235	235
Sotera Health Holdings, LLC
2024 Term Loan B, 7.84%, (3 Month Term SOFR + 3.25%), 05/30/31 (a)	623	624
Team Health Holdings, Inc.
2022 Term Loan B, 9.82%, (1 Month Term SOFR + 5.25%), 03/02/27 (a)	1	1
2022 Term Loan B, 9.84%, (3 Month Term SOFR + 5.25%), 03/02/27 (a) (g)	302	292
		8,026

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.3%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 0.00%, (SOFR + 2.25%), 12/21/28 (a) (n)	40	40
Apro, LLC
2024 Term Loan B, 8.27%, (SOFR + 3.75%), 06/26/31 (a)	374	377
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.27%, (SOFR + 2.75%), 10/01/31 (a)	305	307
Clarios Global LP
2024 USD Term Loan B, 7.07%, (SOFR + 2.50%), 05/06/30 (a)	648	650
DexKo Global Inc.
2021 USD Term Loan B, 8.62%, (3 Month Term SOFR + 3.75%), 09/24/28 (a) (g)	317	299
EG Group Limited
2023 USD Tranche C Term Loan B, 10.18%, (SOFR + 5.50%), 02/07/28 (a)	1	1
2023 USD Tranche C Term Loan B, 10.33%, (SOFR + 5.50%), 02/07/28 (a)	301	304
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 6.82%, (1 Month Term SOFR + 2.25%), 01/10/31 (a)	258	259
Hunter Douglas Inc.
USD Term Loan B1, 8.02%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	502	502
Michaels Companies, Inc.
2021 Term Loan B, 9.12%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	120	96
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 7.09%, (1 Month Term SOFR + 2.75%), 03/21/31 (a)	95	95
PENN Entertainment, Inc.
2022 Term Loan B, 7.12%, (1 Month Term SOFR + 2.50%), 04/13/29 (a)	593	595
PetSmart, Inc.
2021 Term Loan B, 8.42%, (SOFR + 3.75%), 01/29/28 (a)	806	802
Playa Resorts Holding B.V.
2022 Term Loan B, 7.32%, (1 Month Term SOFR + 2.75%), 11/22/28 (a)	545	545
Sabre GLBL Inc.
2024 Term Loan B2, 10.51%, (SOFR + 6.00%), 11/15/29 (a) (m)	71	69
2024 Term Loan B1, 10.69%, (SOFR + 6.00%), 11/15/29 (a)	163	162
Springs Windows Fashions, LLC
Term Loan, 0.00%, (SOFR + 4.00%), 10/06/28 (a) (m) (n)	215	192
Tempur Sealy International Inc.
2024 Term Loan B, 7.07%, (SOFR + 2.50%), 10/04/31 (a)	1,235	1,237
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.25%), 01/30/31 (a)	122	122
2024 1st Lien Term Loan B, 7.85%, (SOFR + 3.25%), 01/30/31 (a)	73	74
Whatabrands LLC
2024 1st Lien Term Loan B, 6.88%, (SOFR + 2.50%), 08/03/28 (a)	587	587
		7,315
Financials 0.2%
Acrisure, LLC
2024 Term Loan B6, 7.36%, (SOFR + 3.00%), 11/06/30 (a)	624	623
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.11%, (SOFR + 2.75%), 09/12/31 (a)	480	481
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 8.35%, (1 Month Term SOFR + 3.75%), 02/28/31 (a)	12	12
2024 USD Term Loan B, 8.53%, (3 Month Term SOFR + 3.75%), 02/28/31 (a)	189	190
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.07%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	611	611
Asurion LLC
2021 Term Loan B9, 7.94%, (SOFR + 3.25%), 02/05/28 (a)	615	613
2021 2nd Lien Term Loan B3, 9.94%, (SOFR + 5.25%), 02/05/28 (a)	100	97
2023 Term Loan B11, 8.92%, (SOFR + 4.25%), 08/19/28 (a)	119	119
2021 Second Lien Term Loan B4, 9.94%, (SOFR + 5.25%), 01/15/29 (a)	200	193
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (3 Month Term SOFR + 3.25%), 05/10/31 (a) (n)	115	115
2024 Term Loan B4, 7.40%, (SOFR + 3.00%), 05/10/31 (a)	25	25
2024 Term Loan B4, 7.57%, (3 Month Term SOFR + 3.00%), 05/10/31 (a)	244	244
Chamberlain Group Inc
Term Loan B, 7.92%, (1 Month Term SOFR + 3.25%), 10/22/28 (a)	380	381
Cotiviti Corporation
2024 Term Loan, 7.30%, (SOFR + 2.75%), 02/21/31 (a)	486	489
Cross Financial Corp
2024 Term Loan B, 7.82%, (SOFR + 3.25%), 10/24/31 (a)	352	354
Greystone Select Financial LLC
Term Loan B, 9.88%, (3 Month Term SOFR + 5.00%), 06/19/28 (a)	120	119
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 06/27/31 (a)	309	291
OneDigital Borrower LLC
2024 Term Loan, 7.82%, (1 Month Term SOFR + 3.25%), 06/12/31 (a)	706	707
2024 2nd Lien Term Loan, 9.82%, (SOFR + 5.25%), 06/12/32 (a)	235	234
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 7.34%, (1 Month Term SOFR + 2.75%), 02/04/28 (a)	220	220
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.59%, (1 Month Term SOFR + 3.00%), 02/16/28 (a)	500	502
Starwood Property Trust, Inc.
2021 Term Loan B3, 7.92%, (SOFR + 3.25%), 07/26/26 (a)	153	153
Trans Union, LLC
2024 Term Loan B8, 6.32%, (SOFR + 1.75%), 06/06/31 (a)	189	189
Vortex Opco LLC
Second Out Term Loan, 9.12%, (SOFR + 4.25%), 12/15/28 (a)	110	69
		7,031
Consumer Staples 0.1%
Aspire Bakeries Holdings LLC
Term Loan, 8.82%, (1 Month Term SOFR + 4.25%), 12/16/30 (a)	294	296
CHG PPC Parent LLC
2021 Term Loan, 7.69%, (SOFR + 3.00%), 11/17/28 (a)	544	547
Eagle Parent Corp.
2022 Term Loan B, 8.85%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	599	587
FrontDoor Inc
2024 Term Loan B, 6.62%, (SOFR + 2.25%), 12/17/31 (a)	115	115
Golden State Food LLC
Term Loan B, 0.00%, (SOFR + 4.25%), 10/07/31 (a) (n)	70	71
Term Loan B, 8.77%, (SOFR + 4.25%), 10/07/31 (a)	175	176
Triton Water Holdings, Inc
Term Loan, 8.12%, (3 Month Term SOFR + 3.25%), 03/16/28 (a)	2,003	2,017
United Natural Foods, Inc.
2024 Term Loan, 9.32%, (1 Month Term SOFR + 4.75%), 04/25/31 (a)	204	207
		4,016

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B3, 7.61%, (SOFR + 3.00%), 10/31/28 (a)	341	343
Brazos Delaware II, LLC
2024 Term Loan B, 8.25%, (SOFR + 3.50%), 02/11/30 (a)	50	50
Freeport LNG Investments, LLLP
Term Loan B, 8.38%, (3 Month Term SOFR + 3.50%), 11/17/28 (a)	303	304
GIP II Blue Holding, L.P
Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 09/22/28 (a)	111	112
GIP Pilot Acquisition Partners LP
2024 Term Loan B, 7.09%, (3 Month Term SOFR + 2.50%), 10/04/30 (a)	199	200
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 7.51%, (1 Month Term SOFR + 3.00%), 10/05/28 (a)	426	428
Par Petroleum, LLC
2024 Term Loan B, 8.33%, (SOFR + 3.75%), 02/28/30 (a)	103	103
Traverse Midstream Partners LLC
2017 Term Loan, 7.85%, (SOFR + 3.50%), 02/16/28 (a)	105	106
WhiteWater DBR HoldCo, LLC
Term Loan, 0.00%, (SOFR + 2.25%), 03/03/31 (a) (n)	185	185
		1,831
Utilities 0.1%
Compass Power Generation LLC
2024 Term Loan B3, 8.32%, (SOFR + 3.75%), 04/16/29 (a)	555	559
Edgewater Generation, L.L.C.
2024 Term Loan B, 8.82%, (SOFR + 4.25%), 07/26/30 (a)	224	227
Foresight Energy LLC
2020 Exit Term Loan A, 12.70%, (3 Month Term SOFR + 8.00%), 06/30/27 (a)	135	101
Lightning Power LLC
Term Loan B, 7.74%, (SOFR + 3.25%), 08/08/31 (a)	330	333
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.32%, (1 Month Term SOFR + 1.75%), 12/11/25 (a)	109	109
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	399	397
		1,726
Real Estate 0.0%
Brand Industrial Services Inc
2024 Term Loan B, 9.07%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	401	389
Iron Mountain Incorporated
2023 Term Loan B, 6.57%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	310	310
Vestis Corporation
Term Loan, 6.76%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	133	133
		832
Total Senior Floating Rate Instruments (cost $95,843)		95,482
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (i) (m)	—	1
Flame Aggregator LLC (i) (m)	2	10
Total Common Stocks (cost $0)		11
WARRANTS 0.0%
Avation PLC (i)	10	7
Total Warrants (cost $0)		7
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 4.36% (o) (p)	75,947	75,947
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.46% (o) (p)	10,105	10,105
Total Short Term Investments (cost $86,052)		86,052
Total Investments 99.4% (cost $2,935,128)		2,777,984
Other Derivative Instruments 0.0%		89
Other Assets and Liabilities, Net 0.6%		15,595
Total Net Assets 100.0%		2,793,668

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $244,988 and 8.8% of the Fund.

(e) All or a portion of the security was on loan as of December 31, 2024.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Non-income producing security.

(j) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(n) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	295,386	672,932	892,371	3,985	—	—	75,947	2.7
JNL Government Money Market Fund, 4.46% - Class SL	116,615	381,223	487,733	901	—	—	10,105	0.4
	412,001	1,054,155	1,380,104	4,886	—	—	86,052	3.1

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	970	973	—
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	331	320	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/21/23	366	384	—
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/01/23	950	916	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	335	338	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	733	620	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	400	360	—
Adani Ports and Special Economic Zone Limited, 4.20%, 08/04/27	07/27/23	279	270	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	605	515	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	292	228	—
Agrosuper S.A., 4.60%, 01/20/32	08/21/23	418	447	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	07/10/23	499	522	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	1,192	1,212	0.1
Assembleia da Republica, 0.48%, 10/18/30	02/09/23	374	372	—
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	11/07/24	202	196	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	08/20/24	291	291	—
Banco De Bogota, 6.25%, 05/12/26	01/22/24	397	399	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	714	737	—
Banco de Credito del Peru, 3.25%, 09/30/31	02/02/23	1,160	1,185	0.1
Banco do Brasil S.A, 8.75% (callable at 100, 04/15/25)	06/15/23	1,478	1,603	0.1
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/10/21	582	587	—
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	438	—
Banco Espirito Santo S.A., 0.00%, 01/01/00	07/10/15	5,090	1,120	0.1
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	1,730	1,759	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	2,308	2,361	0.1
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	200	192	—
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	588	589	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	12/05/22	937	1,012	0.1
Banco Nacional De Panama, 2.50%, 08/11/30	07/17/24	159	159	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.13%, 01/18/33	07/25/23	727	742	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	12/21/22	455	471	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	1,135	1,156	0.1
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	439	404	—
Braskem Netherlands Finance B.V., 4.50%, 01/31/30	11/18/24	436	421	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	04/13/22	780	683	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	1,172	785	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,272	1,127	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	05/19/23	1,459	1,572	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	02/12/24	825	828	—
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	171	166	—
Commonwealth of Australia, 1.50%, 06/21/31	02/09/23	409	369	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	11/22/23	1,205	1,255	0.1
Cosan Overseas Limited, 8.25% (callable at 100, 2/5/2025)	01/26/23	1,297	1,300	0.1
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00% (callable at 100, 11/29/27)	10/10/18	1,064	6	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	1,172	1,132	0.1
CT Trust, 5.13%, 02/03/32	05/17/23	571	625	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,170	1,154	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	507	455	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	353	335	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,892	1,693	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	06/04/21	496	428	—
Energuate Trust, 5.88%, 05/03/27	05/28/24	582	585	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	1,206	1,088	0.1
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/16/24	630	639	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	362	344	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	3,850	3,464	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	429	424	—
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	324	308	—
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	651	656	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	1,500	1,445	0.1
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	05/21/24	192	193	—
Gobierno de la Republica de Guatemala, 4.88%, 02/13/28	07/24/24	292	289	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/22/24	678	672	—
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	394	392	—
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	611	605	—
Gouvernement De France, 0.50%, 05/25/29	06/02/20	344	284	—
Gouvernement De France, 1.50%, 05/25/31	04/12/21	525	383	—
Gouvernement De France, 3.00%, 05/25/33	11/02/23	889	875	—
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	1,064	1,072	0.1
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	1,274	1,313	0.1
HM Treasury, 4.25%, 03/07/36	09/12/24	952	845	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	574	571	—
Ireland, Government of, 1.10%, 05/15/29	02/09/23	746	709	—
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	10/02/23	573	698	—
JSW Energy Limited, 4.13%, 05/18/31	11/08/23	981	993	—
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	671	674	—
Kallpa Generacion S.A., 4.13%, 08/16/27	10/27/23	187	194	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	2,814	2,708	0.1
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/06/24	635	637	—
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	11/17/23	156	167	—
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	596	598	—
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	07/18/24	1,413	1,421	0.1
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	1,396	1,396	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	555	561	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	329	347	—
Millicom International Cellular SA, 6.25%, 03/25/29	04/10/23	585	621	—
Minsur S.A., 4.50%, 10/28/31	03/12/24	442	444	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	330	366	—
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	1,550	1,563	0.1
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	07/19/24	382	389	—
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	07/27/23	1,681	1,698	0.1
Office Cherifien Des Phosphates SA, 4.50%, 10/22/25	08/21/24	397	395	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	11/16/23	249	256	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	1,053	1,074	0.1
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	03/05/24	1,033	1,038	0.1
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	1,892	1,881	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	07/18/24	498	499	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	551	451	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	480	384	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/21/24	391	387	—
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	1,283	1,287	0.1
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	873	879	—
PT Freeport Indonesia, 4.76%, 04/14/27	07/30/24	494	495	—
PT Freeport Indonesia, 5.32%, 04/14/32	02/14/24	484	487	—
PT Pertamina (Persero), 1.40%, 02/09/26	04/25/24	956	957	—
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	01/26/24	1,196	1,197	0.1
Reliance Industries Limited, 4.13%, 01/28/25	07/23/24	250	250	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	1,155	1,183	0.1
San Miguel Industrias Pet S.A., 3.75%, 08/02/28	05/21/24	176	180	—
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	04/22/20	896	804	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	354	301	—
Unigel Luxembourg SA, 0.00%, 10/01/26	04/10/23	376	81	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/10/23	1,191	1,247	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	02/22/23	816	852	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	693	649	—
UPL Corporation Limited, 4.63%, 06/16/30	08/11/22	687	708	—
Vedanta Resources Limited, 13.88%, 12/09/28	03/01/19	634	676	—
		96,842	88,441	3.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Air Comm Corporation, LLC - Term Loan	41	-
Focus Financial Partners, LLC	98	1
Grant Thornton Advisors, LLC	10	-
	149	1

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	7,050	April 2025	1,448,547	(110)	999
United States 5 Year Note	250	April 2025	26,821	(23)	(244)
United States Long Bond	830	March 2025	96,709	(208)	(2,219)
				(341)	(1,464)
Short Contracts
United States 10 Year Ultra Bond	(1,900)	March 2025	(214,384)	475	2,890

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ILS	GSC	01/17/25	ILS	(4,000)	(1,101)	(29)
USD/ILS	SSB	01/17/25	ILS	(2,276)	(626)	(16)
					(1,727)	(45)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,253,911	—	1,253,911
Corporate Bonds And Notes	—	686,600	—	686,600
Non-U.S. Government Agency Asset-Backed Securities	—	650,921	5,000	655,921
Senior Floating Rate Instruments[1]	—	95,040	443	95,483
Common Stocks	—	—	11	11
Warrants	7	—	—	7
Short Term Investments	86,052	—	—	86,052
	86,059	2,686,472	5,454	2,777,985
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3,889	—	—	3,889
	3,889	—	—	3,889
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,463)	—	—	(2,463)
Open Forward Foreign Currency Contracts	—	(45)	—	(45)
	(2,463)	(45)	—	(2,508)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 89.1%
Brazil 14.6%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (a)	4,724	4,635
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 04/15/25) (a) (b) (c)	5,000	5,010
Braskem Netherlands Finance B.V.
4.50%, 01/31/30 (a)	200	169
Cosan Overseas Limited
8.25%, (100, 2/5/2025) (a) (c)	7,300	7,300
CSN Resources S.A.
5.88%, 04/08/32 (a)	5,000	4,042
Guara Norte S.a r.l.
5.20%, 06/15/34 (a)	3,195	2,919
LD Celulose International GmbH
7.95%, 01/26/32 (d)	3,500	3,501
Movida Europe S.A.
7.85%, 04/11/29 (a)	2,000	1,748
7.85%, 04/11/29 (d)	3,000	2,622
MV24 Capital B.V.
6.75%, 06/01/34 (a)	7,141	6,746
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	200	200
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (a)	5,337	5,301
Simpar Europe
5.20%, 01/26/31 (a)	6,525	4,902
Unigel Luxembourg SA
0.00%, 10/01/26 (a) (e) (f)	900	181
		49,276
Peru 13.5%
Banco de Credito del Peru
3.13%, 07/01/30 (a)	5,000	4,912
3.25%, 09/30/31 (a)	2,500	2,371
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (a)	8,000	7,869
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (a)	6,796	6,757
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	669	672
Intergroup Financial Services Corp.
4.13%, 10/19/27 (a)	4,000	3,807
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (a)	3,208	3,183
4.35%, 04/05/36 (a)	7,359	6,719
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	2,817	2,718
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (a)	3,000	2,964
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (a)	1,000	918
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (a)	800	602
5.63%, 06/19/47 (a)	3,300	2,114
		45,606
Mexico 11.7%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (d) (e) (f)	292	3
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (d)	5,100	5,008
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (a) (c)	4,000	3,925
8.38%, (100, 05/20/31) (c) (d)	2,100	2,088
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (a)	4,200	3,864
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (a)	3,400	3,200
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	2,900	2,128
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (d)	2,900	2,995
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (c)	200	196
Cometa Energia SA de CV
6.38%, 04/24/35 (a)	1,459	1,430
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (a)	200	166
6.45%, 01/24/35 (d)	3,300	3,114
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00%, (100, 11/29/27) (a) (c) (e) (f) (g)	3,200	16
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/25 (d) (e) (f)	2,400	43
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (a)	1,414	1,301
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (a)	359	346
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (a)	4,698	4,580
Petroleos Mexicanos
6.75%, 09/21/47	7,650	5,254
		39,657
Colombia 11.2%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (a)	6,000	4,847
5.75%, 06/15/33 (d)	4,000	3,231
Aris Mining Corporation
8.00%, 10/31/29 (d)	1,200	1,188
Banco Davivienda S A
6.65%, (100, 04/22/31) (c) (d)	2,950	2,531
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (a)	800	779
Canacol Energy Ltd.
5.75%, 11/24/28 (a)	6,070	3,402
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	11,540	7,723
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	4,000	3,565
4.38%, 02/15/31 (a)	5,400	4,628
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	1,203	1,188
Gran Tierra Energy Inc.
9.50%, 10/15/29 (d)	4,000	3,725
TermoCandelaria Power SA
7.75%, 09/17/31 (d)	1,000	1,008
		37,815
India 10.6%
Adani Electricity Mumbai Limited
3.87%, 07/22/31 (a)	900	691
Adani Energy Solutions Limited
4.25%, 05/21/36 (a) (h)	3,625	2,817
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	5,764	4,788
3.00%, 02/16/31 (d)	664	551
Bharti Airtel Limited
4.38%, 06/10/25 (a)	200	199
JSW Energy Limited
4.13%, 05/18/31 (a)	4,425	3,972
JSW Hydro Energy Limited
4.13%, 05/18/31 (d)	1,180	1,059
JSW Infrastructure Limited
4.95%, 01/21/29 (a)	3,700	3,562
Network I2I Limited
3.98%, (100, 03/03/26) (a) (c)	900	875
5.65%, (100, 01/15/25) (a) (c)	6,000	5,993
Periama Holdings, LLC
5.95%, 04/19/26 (a)	5,000	4,993
UPL Corporation Limited
4.63%, 06/16/30 (a)	5,000	4,423

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Vedanta Resources Limited
13.88%, 12/09/28 (a) (i)	1,933	1,931
		35,854
Singapore 7.1%
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	8,900	8,556
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (j)	5,000	4,881
1.83%, 09/10/30 (d) (j)	3,000	2,928
United Overseas Bank Limited
1.75%, 03/16/31 (a)	8,000	7,673
		24,038
Indonesia 4.3%
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (a)	2,585	2,574
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (a)	4,000	4,060
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (a)	5,200	5,079
PT Freeport Indonesia
4.76%, 04/14/27 (a)	1,000	991
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (a)	2,000	1,994
		14,698
Chile 4.0%
Cap S.A.
3.90%, 04/27/31 (a)	4,750	3,824
3.90%, 04/27/31 (d)	2,250	1,811
Chile Electricity PEC SpA
0.00%, 01/25/28 (a) (k)	692	579
0.00%, 01/25/28 (d) (k)	4,644	3,889
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (a)	1,056	945
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	2,279	2,208
GNL Quintero S.A
4.63%, 07/31/29 (a)	118	116
		13,372
Paraguay 3.5%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (a)	350	339
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (k)	4,949	3,803
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (a) (h)	2,374	1,829
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (a) (k)	8,466	5,961
		11,932
Dominican Republic 1.5%
Aeropuertos Dominicanos Siglo XXI S.A.
7.00%, 06/30/34 (d)	200	205
AES Andres B.V.
5.70%, 05/04/28 (d)	5,200	4,938
		5,143
Guatemala 1.5%
Banco Industrial S.A.
4.88%, 01/29/31 (a)	2,000	1,955
CT Trust
5.13%, 02/03/32 (a)	800	714
Energuate Trust
5.88%, 05/03/27 (a)	2,300	2,242
		4,911
Vietnam 1.3%
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	4,536	4,356
Panama 1.1%
Banco Nacional De Panama
2.50%, 08/11/30 (a)	300	239
Global Bank Corporation
5.25%, 04/16/29 (a)	2,000	1,875
Multibank, Inc.
7.75%, 02/03/28 (a)	1,500	1,529
		3,643
United States of America 1.0%
Millicom International Cellular SA
6.25%, 03/25/29 (a)	3,467	3,417
Kuwait 0.9%
EQUATE Petrochemical
4.25%, 11/03/26 (a)	200	196
MEGlobal Canada ULC
5.00%, 05/18/25 (a)	3,000	2,992
		3,188
South Africa 0.9%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	1,500	1,381
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (a)	1,500	1,512
		2,893
Morocco 0.4%
Office Cherifien Des Phosphates SA
4.50%, 10/22/25 (a)	1,460	1,441
Jamaica 0.0%
Digicel Group Holdings Limited
0.00%, 12/31/30 (d) (k) (l)	1,163	86
Total Corporate Bonds And Notes (cost $317,702)		301,326
GOVERNMENT AND AGENCY OBLIGATIONS 8.0%
Mexico 3.2%
Gobierno Federal de los Estados Unidos Mexicanos
4.40%, 02/12/52	6,600	4,464
6.34%, 05/04/53	7,000	6,237
		10,701
Colombia 2.5%
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	9,000	6,052
4.13%, 05/15/51	4,000	2,280
		8,332
Panama 1.7%
Government of the Republic of Panama
3.87%, 07/23/60	11,300	5,904
Guatemala 0.5%
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (a)	1,700	1,632
Paraguay 0.1%
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (a)	400	393
Dominican Republic 0.0%
Presidencia de la Republica Dominicana
5.50%, 02/22/29 (a)	200	194
Total Government And Agency Obligations (cost $40,481)		27,156
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (e) (l)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 2.8%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.36% (m) (n)	5,335	5,335
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.46% (m) (n)	4,114	4,114
Total Short Term Investments (cost $9,449)		9,449
Total Investments 99.9% (cost $367,632)		337,931
Other Assets and Liabilities, Net 0.1%		275
Total Net Assets 100.0%		338,206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $46,524 and 13.8% of the Fund.

(e) Non-income producing security.

(f) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(h) All or a portion of the security was on loan as of December 31, 2024.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(j) Convertible security.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	1,270	419,817	415,752	464	—	—	5,335	1.6
JNL Government Money Market Fund, 4.46% - Class SL	4,487	29,802	30,175	102	—	—	4,114	1.2
	5,757	449,619	445,927	566	—	—	9,449	2.8

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	05/15/24	4,563	4,635	1.4
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/22/23	659	691	0.2
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/08/23	2,927	2,817	0.8
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	5,553	4,788	1.4
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/12/22	4,694	4,847	1.4
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	09/11/24	340	339	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	07/11/23	4,714	4,912	1.4
Banco de Credito del Peru, 3.25%, 09/30/31	04/05/24	2,332	2,371	0.7
Banco do Brasil S.A, 8.75% (callable at 100, 04/15/25)	06/26/18	4,403	5,010	1.5
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	647	779	0.2
Banco Industrial S.A., 4.88%, 01/29/31	06/15/23	1,901	1,955	0.6
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	03/15/21	7,619	7,869	2.3
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	3,923	3,925	1.2
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	03/28/23	3,645	3,864	1.1
Banco Nacional De Panama, 2.50%, 08/11/30	07/16/24	238	239	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	07/06/22	3,118	3,200	0.9
Bharti Airtel Limited, 4.38%, 06/10/25	04/11/24	199	199	0.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	3,667	3,803	1.1
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	2,328	2,128	0.6
Braskem Netherlands Finance B.V., 4.50%, 01/31/30	11/20/24	174	169	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	5,082	3,402	1.0
Cap S.A., 3.90%, 04/27/31	12/14/21	3,980	3,824	1.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	07/10/24	193	196	0.1
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	578	579	0.2
Cometa Energia SA de CV, 6.38%, 04/24/35	01/23/24	1,417	1,430	0.4
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	171	166	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	11/22/23	6,526	6,757	2.0
Cosan Overseas Limited, 8.25% (callable at 100, 2/5/2025)	01/24/23	7,296	7,300	2.2
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00% (callable at 100, 11/29/27)	08/01/18	3,123	16	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	4,203	4,042	1.2
CT Trust, 5.13%, 02/03/32	11/17/23	655	714	0.2
DBS Group Holdings Ltd, 1.82%, 03/10/31	10/22/21	8,636	8,556	2.5
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	1,062	945	0.3
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	2,316	2,208	0.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	09/14/21	3,590	3,565	1.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	5,226	4,628	1.4
Energuate Trust, 5.88%, 05/03/27	05/28/24	2,235	2,242	0.7
EQUATE Petrochemical, 4.25%, 11/03/26	07/25/24	196	196	0.1
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/12/24	1,273	1,301	0.4
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	01/23/24	348	346	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,196	1,188	0.3
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	1,959	1,829	0.5
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	1,855	1,875	0.6
GNL Quintero S.A, 4.63%, 07/31/29	03/19/24	115	116	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	08/14/24	1,644	1,632	0.5
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	394	393	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	1,524	1,512	0.4
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	4,542	4,580	1.4
Guara Norte S.a r.l., 5.20%, 06/15/34	01/10/24	2,923	2,919	0.9
Hunt Oil USA, Inc., 6.38%, 06/01/28	07/02/24	667	672	0.2
Intergroup Financial Services Corp., 4.13%, 10/19/27	05/14/24	3,782	3,807	1.1
JSW Energy Limited, 4.13%, 05/18/31	05/20/24	3,966	3,972	1.2
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	3,548	3,562	1.0
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	3,162	3,183	0.9
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	04/30/24	6,679	6,719	2.0
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	2,552	2,574	0.8
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	07/17/24	4,044	4,060	1.2
MEGlobal Canada ULC, 5.00%, 05/18/25	08/21/24	2,996	2,992	0.9
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	3,225	3,417	1.0
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	4,226	4,356	1.3
Movida Europe S.A., 7.85%, 04/11/29	07/10/24	1,896	1,748	0.5
Multibank, Inc., 7.75%, 02/03/28	11/19/24	1,532	1,529	0.4
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	6,593	6,746	2.0
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	196	200	0.1
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	07/19/24	860	875	0.3
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	04/24/24	5,972	5,993	1.8
Office Cherifien Des Phosphates SA, 4.50%, 10/22/25	08/21/24	1,450	1,441	0.4
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	2,701	2,718	0.8
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	03/11/24	4,803	4,881	1.4
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	04/24/24	2,957	2,964	0.9
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	12/05/24	926	918	0.3
Periama Holdings, LLC, 5.95%, 04/19/26	07/16/24	4,980	4,993	1.5
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/31/22	735	602	0.2
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	2,461	2,114	0.6
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/21/24	195	194	0.1
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	5,301	5,301	1.6
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	5,041	5,079	1.5
PT Freeport Indonesia, 4.76%, 04/14/27	02/20/24	983	991	0.3
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	07/18/24	1,993	1,994	0.6
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	5,872	5,961	1.8
Simpar Europe, 5.20%, 01/26/31	03/31/22	5,578	4,902	1.4
Unigel Luxembourg SA, 0.00%, 10/01/26	04/10/23	847	181	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	08/17/21	7,567	7,673	2.3
UPL Corporation Limited, 4.63%, 06/16/30	08/11/22	4,325	4,423	1.3
Vedanta Resources Limited, 13.88%, 12/09/28	07/09/18	1,820	1,931	0.6
		248,333	242,663	71.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	301,240	86	301,326
Government And Agency Obligations	—	27,156	—	27,156
Common Stocks	—	—	—	—
Short Term Investments	9,449	—	—	9,449
	9,449	328,396	86	337,931

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.4%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 5.66%, (1 Month Term SOFR + 1.18%), 09/15/34 (a) (b)	2,320	2,303
Affirm Asset Securitization Trust 2022-X1
Series 2023-A-X1, 7.11%, 11/15/28	882	884
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	5,500	5,522
Affirm Asset Securitization Trust 2024-B
Series 2024-B-B, 4.88%, 04/15/27	3,000	2,967
Affirm Asset Securitization Trust 2024-X1
Series 2024-A-X1, 6.27%, 07/15/25	1,207	1,211
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	920	905
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,903
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	759	438
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	650	387
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.77%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	840	771
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,205	1,843
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,665	2,907
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 5.35%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b)	1,950	1,874
Anchorage Capital CLO 19, Ltd.
Series 2021-A-19A, 6.13%, (3 Month Term SOFR + 1.47%), 10/16/34 (a)	7,000	7,013
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 05/25/65	537	489
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 11/25/25	3,173	2,584
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.94%, 05/15/53 (a)	23,945	904
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.11%, 06/15/54 (a)	50,898	2,568
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.05%, (SOFR 30-Day Average + 1.45%), 01/15/37 (a)	3,251	3,247
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 6.25%, (1 Month Term SOFR + 1.85%), 05/15/37 (a)	3,952	3,955
Argentina, Republic of
Series 2022-A-CRE6, 5.85%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	847	844
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	790	725
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 6.53%, (3 Month Term SOFR + 1.91%), 07/28/31 (a) (c)	2,000	2,005
Avant Loans Funding Trust 2024-REV1
Series 2024-A-REV1, 5.92%, 10/15/33	3,500	3,514
Bain Capital Credit CLO 2022-3, Limited
Series 2022-B-3A, 6.65%, (3 Month Term SOFR + 2.00%), 07/17/35 (a)	10,500	10,500
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.65%, (3 Month Term SOFR + 0.00%), 01/21/38 (a)	2,500	2,500
Banc of America Alternative Loan Trust 2006-3
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	252	221
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 3.96%, 05/20/36 (a)	1,689	1,432
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.33%, 05/17/50 (a)	12,655	280
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.89%, 09/17/64 (a)	78,938	2,659
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,407	2,414
Battalion CLO XI Ltd.
Series 2017-AR-11A, 6.05%, (3 Month Term SOFR + 1.41%), 04/24/34 (a)	8,000	8,017
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.10%, (3 Month Term SOFR + 1.44%), 07/17/34 (a)	1,500	1,500
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 6.08%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	5,000	5,009
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 7.83%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (b)	4,000	2,773
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 7.36%, (1 Month Term SOFR + 2.96%), 11/15/34 (a)	2,715	27
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.44%, 02/17/50 (a)	18,307	420
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.00%, 07/17/54 (a)	26,096	1,356
Interest Only, Series 2021-XD-C10, REMIC, 1.68%, 07/17/54 (a)	16,250	1,360
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/07/30 (a)	2,458	2,442
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 5.84%, (1 Month Term SOFR + 1.46%), 12/18/36 (a)	2,906	2,904
BDS 2024-FL13 LLC
Series 2024-A-FL13, 6.02%, (1 Month Term SOFR + 1.65%), 06/19/29 (a)	3,600	3,605
BDS Ltd
Series 2021-A-FL9, 5.56%, (1 Month Term SOFR + 1.18%), 11/18/38 (a)	1,129	1,124
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 6.44%, 02/25/47 (a)	5,904	5,030
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.51%, 01/16/54 (a)	30,380	2,111
Benefit Street Partners Clo XXXVII Ltd
Series 2024-A-37A, 5.70%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	2,000	2,000
BFLD 2024-VICT Mortgage Trust
Series 2024-A-VICT, REMIC, 6.29%, (1 Month Term SOFR + 1.89%), 07/15/26 (a)	1,750	1,754
BMO 2024-5C5 Mortgage Trust
Interest Only, Series 2024-XA-5C5, REMIC, 1.16%, 08/17/57 (a)	50,362	2,277
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.56%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	450	447
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 6.83%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	2,000	2,013
Bridgecrest Lending Auto Securitization Trust 2024-2
Series 2024-A2-2, 5.78%, 04/15/25	1,675	1,678
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.63%, (1 Month Term SOFR + 1.26%), 08/19/38 (a) (b)	3,563	3,553
Series 2021-AS-FL1, 6.08%, (1 Month Term SOFR + 1.71%), 08/19/38 (a) (b)	4,812	4,769
BRSP Ltd
Series 2024-A-FL2, 6.56%, (1 Month Term SOFR + 1.95%), 08/19/27 (a)	3,078	3,074

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
BSPRT 2021-FL6 Issuer, Ltd.
Series 2021-A-FL6, 5.61%, (1 Month Term SOFR + 1.21%), 03/17/36 (a)	396	396
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 6.56%, (1 Month Term SOFR + 2.16%), 12/15/38 (a)	2,000	2,003
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 6.10%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	3,398	3,386
BSPRT 2023-FL10 Issuer LLC
Series 2023-AS-FL10, 7.26%, (1 Month Term SOFR + 2.86%), 09/17/35 (a) (b)	3,710	3,724
BX Commercial Mortgage Trust 2021-CIP
Series 2021-A-CIP, REMIC, 5.43%, (1 Month Term SOFR + 1.04%), 12/15/26 (a)	2,256	2,256
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.20%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	2,188	2,185
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.41%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	2,069	2,069
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-A-GPA3, REMIC, 5.73%, (1 Month Term SOFR + 1.35%), 12/10/29 (a)	2,330	2,329
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 5.81%, (1 Month Term SOFR + 1.41%), 10/15/36 (a)	2,370	2,363
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 6.85%, (1 Month Term SOFR + 2.45%), 08/15/39 (a)	1,574	1,578
BX Trust 2024-VLT4
Series 2024-A-VLT4, REMIC, 5.89%, (1 Month Term SOFR + 1.49%), 06/15/26 (a)	2,406	2,416
BXMT 2020-FL2, Ltd.
Series 2020-A-FL2, REMIC, 5.40%, (1 Month Term SOFR + 1.01%), 02/18/38 (a) (b)	988	968
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 5.90%, (1 Month Term SOFR + 1.51%), 11/18/37 (a)	2,223	2,199
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,914	1,773
Carbon Capital VI Commercial Mortgage 2017-FL1 Tru
Series 2019-B-FL2, REMIC, 7.36%, (1 Month Term SOFR + 2.96%), 10/15/35 (a)	1,752	973
Carlyle US CLO 2023-3 LTD
Series 2023-B-3A, 7.26%, (3 Month Term SOFR + 2.60%), 10/15/36 (a)	4,275	4,332
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 4.61%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b)	1,289	1,255
Carval CLO X-C Ltd.
Series 2024-A-2A, 6.75%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	2,000	2,002
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,247
Carvana Auto Receivables Trust 2023-N3
Series 2023-A-N3, REMIC, 6.41%, 08/10/25	1,577	1,587
Carvana Auto Receivables Trust 2024-P1
Series 2024-A2-P1, 5.50%, 12/10/25	1,373	1,377
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	4,100	4,004
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	1,757	1,639
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.77%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	5,000	5,001
CBAM 2017-2 Ltd
Series 2017-AR-2A, 6.10%, (3 Month Term SOFR + 1.45%), 07/17/34 (a)	5,000	5,007
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.22%, 05/12/50 (a)	14,001	303
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 6.04%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	10,000	10,062
CEDR Commercial Mortgage Trust 2022-SNAI
Series 2022-A-SNAI, REMIC, 5.39%, (1 Month Term SOFR + 0.99%), 02/15/39 (a)	1,820	1,749
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.56%, 05/10/58 (a)	11,963	131
Chase Auto Owner Trust 2024-5
Series 2024-A4-5A, 4.15%, 03/25/30	3,200	3,116
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,835	1,316
CIFC Funding 2021-V Ltd
Series 2021-A1R-5A, 0.00%, (3 Month Term SOFR + 1.26%), 01/15/38 (a)	1,500	1,500
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-C-GC27, REMIC, 4.39%, 01/10/25 (a)	1,500	1,486
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.20%, 02/12/49 (a)	3,671	30
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.64%, 04/12/49 (a)	3,145	40
Citigroup Commercial Mortgage Trust 2016-P3
Series 2016-A4-P3, REMIC, 3.33%, 02/18/26	3,745	3,659
Interest Only, Series 2016-XA-P3, REMIC, 1.65%, 04/16/49 (a)	5,894	60
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.37%, 10/13/49 (a)	8,744	140
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.08%, 04/15/50 (a)	10,759	192
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.79%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	11,413	10,542
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	543	486
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	803	707
Cologix Data Centers US Issuer LLC
Series 2021-A2-1A, 3.30%, 12/28/26	3,000	2,850
COLT 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	3,042	2,679
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	3,418	3,139
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.58%, 10/15/46 (a)	2,285	13
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.78%, 04/12/47 (a)	1,000	940
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.44%, 06/12/47 (a)	1,632	1
COMM 2015-CCRE25 Mortgage Trust
Interest Only, Series 2015-XA-CR25, REMIC, 0.78%, 08/12/48 (a)	17,472	65
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.89%, 10/13/48 (a)	4,193	9
COMM 2015-CCRE27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 0.90%, 10/13/48 (a)	9,644	37
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.31%, 06/12/25 (a)	2,642	2,609
Interest Only, Series 2015-XA-LC21, REMIC, 0.60%, 07/10/48 (a)	14,368	12
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.87%, (1 Month Term SOFR + 2.47%), 09/15/33 (a)	197	40
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	223	213
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	5,500	5,476
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	413	271
Crown City CLO
Series 2021-A1A-1A, 6.05%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	3,000	3,003
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 3.73%, 04/25/65 (a) (b)	500	487
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 4.90%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b)	1,384	1,173
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.36%, 05/12/49 (a)	11,088	104
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 4.75%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b)	789	671
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,597	2,587
Series 2017-A23-1A, 4.12%, 07/26/27	1,880	1,833
Elmwood CLO II Ltd
Series 2019-A1RR-2A, 5.91%, (3 Month Term SOFR + 1.35%), 10/20/37 (a)	5,000	5,010
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	465	461
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,286
Exeter Automobile Receivables Trust 2021-4
Series 2021-D-4A, 1.96%, 03/15/25	3,000	2,949
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.59%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	3,550	3,552
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 5.15%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b)	888	818
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.73%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	3,448	3,442
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 5.76%, (1 Month Term SOFR + 1.36%), 11/18/36 (a)	3,287	3,277
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	2,920	2,365
Generate CLO 9 LTD
Series AR-9A, 5.74%, (3 Month Term SOFR + 1.35%), 01/20/38 (a)	7,500	7,530
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,052	987
GLS Auto Receivables Issuer Trust 2023-4
Series 2023-A2-4A, 6.40%, 03/17/25	1,352	1,354
GLS Auto Select Receivables Trust 2024-4
Series 2024-B-4A, 4.50%, 11/15/30	3,000	2,938
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 5.74%, (1 Month Term SOFR + 1.36%), 07/18/35 (a)	2,289	2,261
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 5.82%, (1 Month Term SOFR + 1.46%), 12/22/36 (a)	2,027	2,009
Great Wolf Trust 2024-WOLF
Series 2024-A-WOLF, REMIC, 6.00%, (1 Month Term SOFR + 1.60%), 03/16/26 (a)	4,000	4,006
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.53%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	1,801	1,795
Series 2021-C-FL3, 6.51%, (1 Month Term SOFR + 2.11%), 07/15/39 (a)	1,300	1,289
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 7.29%, (1 Month Term SOFR + 2.90%), 07/16/35 (a) (b)	2,000	5
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.33%, 09/12/47 (a)	817	—
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.75%, 11/13/48 (a)	5,119	20
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.00%, 05/12/50 (a)	21,559	385
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 0.93%, 11/11/50 (a)	28,278	546
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.70%, 12/12/53 (a)	28,198	1,998
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 4.82%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b)	3,667	3,229
HGI CRE CLO 2021-FL1, Ltd.
Series 2021-A-FL1, 5.53%, (1 Month Term SOFR + 1.16%), 06/19/36 (a)	134	133
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 5.51%, (1 Month Term SOFR + 1.11%), 09/19/36 (a) (b)	1,499	1,492
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 8.49%, (3 Month Term SOFR + 3.86%), 07/18/29 (a)	1,900	1,904
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	5,235	4,860
HTL Commercial Mortgage Trust 2024-T53
Series 2024-A-T53, REMIC, 5.88%, 05/12/27 (a)	1,210	1,216
IndyMac MBS, Inc.
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,094	412
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/06/32	1,177	1,115
Series 2019-D-UES, REMIC, 4.45%, 05/06/32 (a)	1,205	1,135
Series 2019-E-UES, REMIC, 4.45%, 05/06/32 (a)	1,406	1,316
Series 2019-F-UES, REMIC, 4.45%, 05/06/32 (a)	1,476	1,334
Series 2019-G-UES, REMIC, 4.45%, 05/06/32 (a)	1,612	1,339
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 07/17/47 (a)	626	608
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/08/31 (a)	3,103	969
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 6.13%, (3 Month Term SOFR + 1.50%), 07/25/34 (a)	4,000	4,005
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,762	1,709
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.09%, 11/18/48 (a)	7,565	22
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 0.88%, 01/15/49 (a)	2,923	25
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.57%, 12/17/49 (a)	14,637	114
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.47%, 06/17/49 (a)	23,791	272
Katayma CLO I, Ltd.
Series 2023-A1-1A, 7.39%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	10,000	10,084
Series 2023-B-1A, 8.04%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	9,500	9,592
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	882	865

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.57%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	3,136	3,120
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 5.82%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	3,322	3,323
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 6.31%, (1 Month Term SOFR + 1.91%), 11/17/36 (a) (b)	2,250	2,223
Series 2021-B-FL3, REMIC, 6.71%, (1 Month Term SOFR + 2.31%), 11/17/36 (a) (b)	2,250	2,201
LCM XVII Limited Partnership
Series A2RR-17A, 6.07%, (3 Month Term SOFR + 1.41%), 10/15/31 (a)	2,712	2,715
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 4.75%, 07/25/61 (a) (b)	3,304	3,226
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 4.65%, 11/25/60 (a) (b)	3,854	3,751
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	649	647
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.68%, (1 Month Term SOFR + 1.28%), 06/17/39 (a)	2,388	2,378
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 5.81%, (1 Month Term SOFR + 1.41%), 07/15/36 (a)	1,966	1,964
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 5.81%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	2,298	2,293
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.15%, (SOFR 30-Day Average + 1.55%), 01/21/37 (a)	3,016	3,015
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,630	1,309
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,693	1,349
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 1.36%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b)	9,433	3,518
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.67%, 03/12/49 (a)	8,769	97
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	1,393	1,336
Magnetite Xlii Ltd
Series 2024-A1-42A, 5.62%, (3 Month Term SOFR + 1.31%), 01/25/38 (a)	4,000	4,007
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 6.09%, (3 Month Term SOFR + 1.46%), 07/25/34 (a)	7,500	7,504
Marlette Funding Trust 2021-1
Series 2021-D-1A, 2.47%, 06/16/31	635	628
Marlette Funding Trust 2022-2
Series 2022-B-2A, 5.50%, 03/15/25	217	217
Marlette Funding Trust 2022-3
Series 2022-B-3A, 5.95%, 11/15/32	1,618	1,620
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 4.77%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b)	5,958	3,319
MF1 2021-FL5 Ltd.
Series 2021-B-FL5, 5.95%, (1 Month Term SOFR + 1.56%), 07/17/36 (a)	3,538	3,504
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 5.59%, (1 Month Term SOFR + 1.21%), 07/18/36 (a)	364	364
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.57%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	1,139	1,135
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.72%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	3,036	3,032
MF1 2022-FL9 LLC
Series 2022-A-FL9, 6.52%, (1 Month Term SOFR + 2.15%), 06/22/37 (a)	3,271	3,275
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 6.10%, (1 Month Term SOFR + 1.74%), 03/19/39 (a)	3,500	3,509
MF1 2024-FL15 LLC
Series 2024-A-FL15, 6.05%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	3,500	3,509
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	9,157	9,245
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-A-MHC, REMIC, 5.31%, (1 Month Term SOFR + 0.92%), 04/15/26 (a)	1,280	1,279
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 4.58%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b)	2,834	1,582
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 5.11%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b)	1,691	1,623
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
Series 2015-AS-C23, REMIC, 4.00%, 06/17/25 (a)	3,729	3,698
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.14%, 01/15/49 (a)	3,311	20
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 0.84%, 12/17/48 (a)	3,880	20
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.30%, 06/17/50 (a)	21,050	430
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 7.36%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	4,283	86
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a)	1,804	1,693
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	263	233
Series 2020-B-1A, 3.10%, 11/22/32	2,478	2,111
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	962	770
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.08%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	5,000	5,003
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.07%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	2,199	2,202
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-C-FL1, REMIC, 6.64%, (1 Month Term SOFR + 2.25%), 06/15/35 (a)	3,129	2,327
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	1,880	1,833
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	3,001	2,700
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	333	274
OBX 2024-NQM10 Trust
Series 2024-A1-NQM10, REMIC, 6.18%, 05/25/64 (b)	4,364	4,402
OCP CLO 2017-14 Ltd
Series 2017-A1R-14A, 6.48%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	3,000	3,004
OCP CLO 2020-18 Ltd
Series 2020-A1R2-18A, 6.60%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	4,000	4,005
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 6.57%, (3 Month Term SOFR + 1.91%), 10/16/34 (a)	2,500	2,504
Octagon Investment Partners 20-R Ltd.
Series 2019-A1RR-4A, 6.46%, 08/12/37 (a)	10,000	10,032
Octagon Investment Partners XXI, Ltd.
Series 2014-A2R3-1A, 6.18%, (3 Month Term SOFR + 1.66%), 02/14/31 (a)	4,000	4,008

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
OFSI BSL XI Ltd
Series 2022-BR-11A, 7.43%, (3 Month Term SOFR + 2.80%), 10/18/35 (a)	4,000	4,049
OHA Credit Funding 14 Ltd
Series 2023-A-14A, 6.37%, (3 Month Term SOFR + 1.75%), 04/20/36 (a)	6,500	6,520
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.00%, (1 Month Term SOFR + 0.60%), 10/15/36 (a)	2,134	2,126
Oxford Finance LLC
Series 2020-A2-1, 3.10%, 02/15/28	597	594
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	311	306
Series 2021-NOTE-2, 3.00%, 01/25/29	351	345
Pagaya AI Debt Selection Trust 2021-5
Series 2021-C-5, 3.93%, 08/15/29	8,041	7,827
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.34%, 10/15/29	1,938	1,934
Palmer Square CLO Ltd
Series 2021-A-2A, 6.07%, (3 Month Term SOFR + 1.41%), 07/17/34 (a)	5,000	5,008
Park Blue CLO 2022-1 Ltd
Series 2022-A1R-1A, 6.04%, 10/20/37 (a)	9,700	9,748
PFP 2024-11 Ltd
Series 2024-A-11, 6.21%, (1 Month Term SOFR + 1.85%), 09/19/39 (a)	683	686
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	972	925
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/51 (a) (b)	2,961	2,937
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/51 (b)	12,124	12,032
Series 2021-A1-RN2, 4.74%, 07/25/51 (a) (b)	1,275	1,266
PRPM 2024-NQM4 Trust
Series 2024-A1-NQM4, REMIC, 5.67%, 12/25/28 (b)	3,000	2,998
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	1,418	1,392
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	598	477
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,134	916
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 5.05%, (1 Month Term SOFR + 0.71%), 06/25/37 (a)	1,003	729
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 5.05%, (SOFR 30-Day Average + 0.61%), 04/26/35 (a)	459	422
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-A-FL7, 5.65%, (1 Month Term SOFR + 1.31%), 11/25/36 (a)	1,999	1,993
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (a)	9,138	9,060
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (c)	5,000	4,927
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	375	300
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,772	1,752
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	128	128
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	3,484	3,180
SCCU Auto Receivables Trust 2024-1
Series 2024-A2-1A, 5.45%, 12/15/27	1,315	1,320
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 0.67%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	16,110	4,393
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 0.53%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b)	5,027	988
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	428	412
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	816	805
Sound Point CLO 40 Ltd
Series 2024-A1-40A, 5.98%, (3 Month Term SOFR + 1.39%), 10/20/37 (a)	4,000	4,000
Sound Point CLO XXI Ltd
Series 2020-AR-1A, 6.05%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	7,500	7,512
Sound Point CLO XXIII
Series 2019-AR-2A, 6.09%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	10,000	10,015
Sound Point CLO XXIX Ltd
Series 2021-A-1A, 5.96%, (3 Month Term SOFR + 1.33%), 04/25/34 (a)	2,000	2,003
Series 2021-B1-1A, 6.59%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	2,000	2,002
SREIT TRUST 2021-IND
Series 2021-B-IND, REMIC, 5.61%, (1 Month Term SOFR + 1.21%), 10/15/38 (a)	200	199
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	354	345
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	7,216	6,024
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 6.17%, (3 Month Term SOFR + 1.51%), 10/15/30 (a)	326	326
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 6.72%, (3 Month Term SOFR + 2.06%), 04/15/32 (a)	5,000	5,008
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 5.60%, 12/25/35 (a)	471	402
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 4.77%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b)	2,807	2,740
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,734	936
STWD 2019-FL1, Ltd.
Series 2019-AS-FL1, 5.90%, (1 Month Term SOFR + 1.51%), 07/15/38 (a)	36	36
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.71%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	2,126	2,117
STWD 2022-FL3, Ltd.
Series 2022-AS-FL3, 6.40%, (SOFR 30-Day Average + 1.80%), 11/18/38 (a) (b)	1,470	1,433
STWD Trust 2021-FLWR
Series 2021-B-FLWR, REMIC, 5.44%, (1 Month Term SOFR + 1.04%), 07/15/36 (a)	2,340	2,337
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,670	1,561
Tesla Sustainable Energy Trust 2024-1
Series 2024-A2-1A, 5.08%, 09/20/29	7,000	6,977
Theorem Funding Trust 2022-3
Series 2022-A-3A, 7.60%, 04/15/29	1,239	1,249
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,748	2,426
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 6.10%, (3 Month Term SOFR + 1.47%), 01/18/35 (a)	6,500	6,508
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.03%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (b)	4,995	4,986
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,570
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	3,742	3,789
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	179	179
Upstart Pass-Through Trust Series 2021-St3
Series 2021-A-ST3, 2.00%, 05/20/27	114	113
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,476
VEGAS Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,774	1,778

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	1,920	1,799
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a) (b)	1,347	1,189
Verus Securitization Trust 2023-5
Series 2023-A1-5, REMIC, 6.48%, 06/25/68 (b)	847	853
Verus Securitization Trust 2024-1
Series 2024-A1-1, REMIC, 5.71%, 01/25/28 (b)	13,073	13,102
Verus Securitization Trust 2024-3
Series 2024-A1-3, REMIC, 6.34%, 04/25/69 (a) (b)	4,899	4,950
Verus Securitization Trust 2024-9
Series 2024-A1-9, REMIC, 5.44%, 11/25/69 (a) (b)	8,000	7,982
Vibrant CLO XR, Ltd.
Series 2018-A1-10RA, 7.01%, (3 Month Term SOFR + 1.70%), 04/21/36 (a)	3,000	3,015
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 6.56%, (1 Month Term SOFR + 2.16%), 09/17/36 (a) (b)	7	7
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 6.50%, (SOFR 30-Day Average + 1.90%), 02/18/39 (a)	1,124	1,119
VOLT CI, LLC
Series 2021-A1-NP10, 1.99%, 05/25/51 (b)	1,058	1,044
VOLT XCII, LLC
Series 2021-A1-NPL1, 4.89%, 02/27/51 (a) (b)	1,907	1,904
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (b)	1,247	1,243
VOLT XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 04/25/51 (b)	2,304	2,295
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (b)	219	219
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 0.98%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b)	6,488	2,196
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 6.46%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	10,000	10,064
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.18%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b)	7,346	2,406
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 4.96%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b)	13,811	12,642
Wellfleet CLO 2022-1 Ltd
Series 2022-A1R-1A, 6.66%, (3 Month Term SOFR + 1.42%), 07/15/37 (a)	4,000	4,026
Wells Fargo & Company
Series 2015-A4-C28, REMIC, 3.54%, 04/17/25	3,923	3,903
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,904
Interest Only, Series 2016-XA-C33, REMIC, 1.56%, 03/17/59 (a)	1,825	22
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	269	226
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.67%, 11/18/25 (a)	375	343
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.91%, 12/17/48 (a)	3,053	13
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 0.91%, 07/15/50 (a)	21,874	369
Wells Fargo Commercial Mortgage Trust 2018-C47
Series 2018-C-C47, REMIC, 4.92%, 10/17/28 (a)	344	300
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 0.93%, 01/18/52 (a)	12,784	383
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,841
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	161	144
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 6.99%, 08/25/37 (a)	88	80
Westlake Automobile Receivables Trust 2023-4
Series 2023-A2A-4A, 6.23%, 04/15/25	2,336	2,349
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 0.50%, 08/16/47 (a)	84	—
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,249	2,070
Total Non-U.S. Government Agency Asset-Backed Securities (cost $797,192)		753,561
GOVERNMENT AND AGENCY OBLIGATIONS 30.4%
U.S. Treasury Note 27.3%
Treasury, United States Department of
0.38%, 12/31/25 - 01/31/26	121,450	116,741
0.75%, 03/31/26 - 01/31/28	162,050	150,288
0.63%, 07/31/26 - 03/31/27	61,000	57,071
0.88%, 09/30/26 - 11/15/30	140,100	119,688
0.50%, 06/30/27	21,350	19,465
		463,253
Collateralized Mortgage Obligations 1.9%
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1M1-R06, REMIC, 5.62%, (SOFR 30-Day Average + 1.05%), 09/25/28 (a)	1,432	1,433
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	177	175
Series FT-4248, REMIC, 5.21%, (SOFR 30-Day Average + 0.61%), 09/15/43 (a)	2,128	2,106
Series 2024-M1-DNA2, REMIC, 5.77%, (SOFR 30-Day Average + 1.20%), 05/25/44 (a)	4,926	4,941
Series 2024-M1-DNA3, REMIC, 5.57%, (SOFR 30-Day Average + 1.00%), 10/25/44 (a)	3,307	3,308
Series FA-4631, REMIC, 5.21%, (SOFR 30-Day Average + 0.61%), 11/15/46 (a)	1,753	1,732
Series FE-4940, REMIC, 5.23%, (SOFR 30-Day Average + 0.66%), 01/25/50 (a)	1,911	1,865
Series FN-4990, REMIC, 5.03%, (SOFR 30-Day Average + 0.46%), 05/25/50 (a)	2,138	2,078
Federal National Mortgage Association, Inc.
Series 2007-FC-44, REMIC, 5.01%, (SOFR 30-Day Average + 0.44%), 05/25/37 (a)	1,274	1,257
Series 2014-KF-10, REMIC, 5.13%, (SOFR 30-Day Average + 0.56%), 03/25/44 (a)	1,205	1,182
Series 2017-FC-112, REMIC, 5.03%, (SOFR 30-Day Average + 0.46%), 01/25/48 (a)	1,836	1,799
Series 2018-FE-85, REMIC, 4.98%, (SOFR 30-Day Average + 0.41%), 12/25/48 (a)	944	930
Series 2019-FB-49, REMIC, 5.16%, (SOFR 30-Day Average + 0.59%), 09/25/49 (a)	1,325	1,305
Series 2020-F-34, REMIC, 5.13%, (SOFR 30-Day Average + 0.56%), 06/25/50 (a)	2,710	2,654
Series 2024-FL-93, REMIC, 6.02%, (SOFR 30-Day Average + 1.45%), 12/25/54 (a)	1,598	1,598
Government National Mortgage Association
Series 2017-QF-141, REMIC, 4.78%, (1 Month Term SOFR + 0.41%), 09/20/47 (a)	1,224	1,192
Series 2018-BF-125, REMIC, 5.42%, (1 Month Term SOFR + 0.86%), 06/20/48 (a)	1,276	1,262
Series 2024-AF-25, REMIC, 5.20%, (SOFR 30-Day Average + 0.51%), 02/20/49 (a)	1,280	1,260
		32,077
Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53 - 04/01/54	4,237	4,293
Federal National Mortgage Association, Inc.
7.01%, (1 Year USD LIBOR + 1.62%), 11/01/42 (a)	297	303
5.00%, 01/01/43 - 08/01/43	4,648	4,563

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
6.00%, 10/01/53	2,138	2,156
		11,315
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 7.08%, (SOFR 30-Day Average + 2.41%), 08/27/29 (a)	920	874
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.25%, 11/25/30 (a)	6,572	6,001
Freddie Mac Multifamily Securities 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 10.28%, (SOFR 30-Day Average + 5.61%), 05/25/26 (a)	457	452
Freddie Mac Multifamily Securities 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 7.92%, (SOFR 30-Day Average + 3.36%), 03/25/27 (a)	500	492
		7,819
Sovereign 0.1%
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (d)	200	192
Gobierno de La Republica del Paraguay
5.00%, 04/15/26 (d)	800	794
Presidencia de la Republica Dominicana
5.50%, 02/22/29 (d)	1,000	968
South Africa, Parliament of
4.88%, 04/14/26	200	198
		2,152
Total Government And Agency Obligations (cost $519,581)		516,616
CORPORATE BONDS AND NOTES 14.7%
Financials 5.7%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	1,463	1,509
5.75%, 06/06/28	707	721
AIG Global Funding
5.75%, 07/02/26 (c)	1,645	1,669
Ally Financial Inc.
6.99%, 06/13/29	270	281
6.85%, 01/03/30	202	209
American Equity Investment Life Holding Company
5.75%, 10/01/29	615	616
American Express Company
5.55%, (SOFR + 1.00%), 02/16/28 (a)	1,526	1,535
Apollo Debt Solutions BDC
6.90%, 04/13/29 (c)	2,742	2,836
Ares Capital Corporation
3.88%, 01/15/26	1,653	1,634
Ares Strategic Income Fund
5.70%, 03/15/28 (c)	523	523
Athene Global Funding
5.42%, 05/08/26 (a) (c)	1,905	1,905
4.72%, 10/08/29 (c)	1,794	1,747
Atlas Warehouse Lending Company, L.P.
6.05%, 01/15/28 (c)	1,550	1,554
6.25%, 01/15/30 (c)	2,230	2,217
Aviation Capital Group LLC
1.95%, 09/20/26 (c)	1,208	1,147
6.25%, 04/15/28 (c)	316	326
Avolon Holdings Funding Limited
2.13%, 02/21/26 (c)	1,759	1,701
Banco BTG Pactual S/A
4.50%, 01/10/25 (d)	450	449
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (d)	150	145
Banco De Bogota
6.25%, 05/12/26 (d)	600	599
Banco de Credito del Peru
3.25%, 09/30/31 (c)	700	664
Banco Industrial S.A.
4.88%, 01/29/31 (d)	650	635
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (d)	850	836
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (d)	900	828
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
7.53%, 10/01/28 (d)	200	208
Banco Santander, S.A.
5.37%, 07/15/28 (e)	800	805
Bank of America Corporation
4.83%, 07/22/26	239	239
3.56%, 04/23/27	909	894
Bank of Ireland Group Public Limited Company
5.60%, 03/20/30 (c)	500	505
Bank of Montreal
4.64%, 09/10/30 (e)	1,467	1,440
Banque Nationale Du Canada
4.50%, 10/10/29 (e)	250	243
Barclays PLC
4.84%, 09/10/28 (e)	1,086	1,078
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (d)	200	185
5.88%, 09/13/34 (d)	500	471
Blackstone Private Credit Fund
5.60%, 11/22/29 (c)	1,097	1,084
Blackstone Secured Lending Fund
5.88%, 11/15/27	795	808
Blue Owl Capital Corporation
5.95%, 03/15/29	2,742	2,752
Blue Owl Credit Income Corp.
7.75%, 09/16/27	1,645	1,722
5.80%, 03/15/30 (c)	2,842	2,797
Blue Owl Technology Finance Corp.
3.75%, 06/17/26 (c)	1,028	995
BPCE
2.38%, 01/14/25 (c)	1,471	1,470
CaixaBank, S.A.
6.21%, 01/18/29 (c)	1,430	1,465
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (e)	802	799
Capital One Financial Corporation
4.99%, 07/24/26	3,702	3,700
Charles Schwab Corporation, The
5.58%, (SOFR + 1.05%), 03/03/27 (a)	730	736
Citigroup Inc.
4.54%, 09/19/30	2,692	2,613
Citizens Financial Group, Inc.
4.30%, 12/03/25	137	136
CNA Financial Corporation
3.90%, 05/01/29	421	403
Commonwealth Bank of Australia
5.09%, (SOFR + 0.40%), 07/07/25 (a) (c)	1,477	1,478
Credit Agricole SA
4.63%, 09/11/28 (c) (e)	1,065	1,051
Danske Bank A/S
6.47%, 01/09/26 (c)	3,650	3,651
DBS Group Holdings Ltd
1.82%, 03/10/31 (d)	1,000	961
Fifth Third Bank, National Association
3.85%, 03/15/26	1,435	1,416
Fiserv, Inc.
4.75%, 03/15/30	1,830	1,805
Ford Motor Credit Company LLC
5.30%, 09/06/29	1,551	1,515
GA Global Funding Trust
5.50%, 01/08/29 (c)	450	454
General Motors Financial Company, Inc.
4.00%, 01/15/25	1,515	1,515
5.25%, 03/01/26	1,502	1,506
Global Bank Corporation
5.25%, 04/16/29 (d)	800	750
Global Payments Inc.
5.30%, 08/15/29	603	604
Goldman Sachs Bank USA
5.22%, (SOFR + 0.77%), 03/18/27 (a) (c)	1,061	1,062

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Gruposura Finance
5.50%, 04/29/26 (d)	300	297
Holcim Finance US LLC
3.50%, 09/22/26 (c)	650	636
Huntington Bancshares Incorporated
5.27%, 01/15/31	433	433
Intergroup Financial Services Corp.
4.13%, 10/19/27 (d)	600	571
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (d) (f)	30	29
JPMorgan Chase & Co.
5.57%, (SOFR + 0.92%), 04/22/28 (a)	1,328	1,336
LPL Holdings, Inc.
4.63%, 11/15/27 (c)	748	735
M&T Bank Corporation
4.83%, 01/16/29	678	675
Marex Group PLC
6.40%, 11/04/29	1,645	1,662
Mitsubishi UFJ Financial Group Inc
3.78%, 03/02/25	1,843	1,839
Mizuho Financial Group, Inc.
5.51%, (SOFR + 0.96%), 05/22/26 (a)	840	848
Morgan Stanley
3.88%, 01/27/26	1,528	1,516
National Securities Clearing Corporation
4.90%, 06/26/29 (c)	1,139	1,138
Nationwide Building Society
6.56%, 10/18/27 (c)	200	205
NatWest Group PLC
4.96%, 08/15/30 (e)	1,569	1,544
New York Life Global Funding
4.99%, (SOFR + 0.48%), 06/09/26 (a) (c)	163	163
4.70%, 01/29/29 (c)	207	206
Northwestern Mutual Global Funding
4.11%, 09/12/27 (c)	248	245
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (d) (e)	500	488
Owl Rock Technology Finance Corp. II
6.75%, 04/04/29 (c)	2,539	2,555
Pacific Life Global Funding II
5.14%, (SOFR + 0.62%), 06/04/26 (a) (c)	151	151
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (d)	700	684
RGA Global Funding
6.00%, 11/21/28 (c)	125	129
Royal Bank of Canada
5.18%, (SOFR + 0.53%), 01/20/26 (a) (e)	740	741
State Street Corporation
5.75%, 11/04/26	1,380	1,391
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	798	801
U.S. Bancorp
5.73%, 10/21/26	170	171
UBS Group AG
6.33%, 12/22/27 (c)	430	441
United Overseas Bank Limited
1.75%, 03/16/31 (d)	500	480
2.00%, 10/14/31 (d)	200	189
Wells Fargo & Company
5.72%, (SOFR + 1.07%), 04/22/28 (a)	2,280	2,296
Westpac Banking Corporation
5.27%, (SOFR + 0.72%), 11/17/25 (a)	1,095	1,099
		97,296
Energy 1.4%
6297782 LLC
4.91%, 09/01/27 (c)	745	742
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (d)	708	696
Aker BP ASA
5.60%, 06/13/28 (c)	400	406
Apache Corporation
4.25%, 01/15/30	1,415	1,329
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	768	746
Cheniere Energy, Inc.
4.63%, 10/15/28	1,557	1,525
Cosan Luxembourg S.A.
7.00%, 01/20/27 (d)	800	798
Coterra Energy Inc.
3.90%, 05/15/27	170	166
4.38%, 03/15/29	110	106
DCP Midstream Operating, LP
5.13%, 05/15/29	355	355
Devon Energy Corporation
5.25%, 10/15/27	403	403
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	538	521
Energy Transfer LP
6.05%, 12/01/26	1,492	1,525
Enlink Midstream, LLC
5.38%, 06/01/29	721	721
EOG Resources, Inc.
4.15%, 01/15/26	118	118
EQT Corporation
3.90%, 10/01/27	230	224
7.00%, 02/01/30 (b) (g)	277	295
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	879	803
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	141	142
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	754	751
Kinder Morgan, Inc.
4.30%, 06/01/25	815	813
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (d)	500	508
MPLX LP
4.80%, 02/15/29	77	76
NGPL PipeCo LLC
4.88%, 08/15/27 (c)	1,523	1,511
Occidental Petroleum Corporation
5.20%, 08/01/29	653	649
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	200	189
Petrobras Global Finance B.V.
6.00%, 01/27/28	600	598
PT Pertamina (Persero)
1.40%, 02/09/26 (d)	200	191
Targa Resources Partners LP
6.50%, 07/15/27	753	759
6.88%, 01/15/29	1,863	1,908
5.50%, 03/01/30	1,895	1,890
TransCanada PipeLines Limited
4.88%, 01/15/26	240	240
Western Midstream Operating, LP
6.35%, 01/15/29	185	192
4.05%, 02/01/30 (b) (g)	735	689
Williams Companies, Inc., The
4.80%, 11/15/29	1,434	1,414
		23,999
Utilities 1.3%
Adani Energy Solutions Limited
4.00%, 08/03/26 (d)	400	367
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (b)	241	242
American Electric Power Company, Inc.
5.20%, 01/15/29	413	416
American Water Capital Corp.
3.75%, 09/01/28	130	125
CenterPoint Energy, Inc.
5.40%, 06/01/29	843	852
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (f)	1,186	993
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (d)	200	194
4.69%, 05/15/29 (d)	200	188
5.70%, 01/24/30 (c)	500	482

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Edison International
5.45%, 06/15/29	1,522	1,537
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (d)	235	210
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (d)	300	267
Enel Finance International N.V.
5.13%, 06/26/29 (c)	765	764
Energuate Trust
5.88%, 05/03/27 (d)	400	390
Entergy Corporation
0.90%, 09/15/25	1,603	1,558
Essential Utilities, Inc.
4.80%, 08/15/27	554	554
3.57%, 05/01/29	69	65
Eversource Energy
4.75%, 05/15/26	274	274
Exelon Corporation
5.15%, 03/15/29	760	764
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	119	115
FirstEnergy Transmission, LLC
4.55%, 01/15/30 (c)	534	520
GNL Quintero S.A
4.63%, 07/31/29 (d)	471	462
Interstate Power and Light Company
3.60%, 04/01/29	598	566
ITC Holdings Corp.
4.95%, 09/22/27 (c)	130	130
JSW Energy Limited
4.13%, 05/18/31 (d)	479	430
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (d)	809	785
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	381	366
NiSource Inc.
5.25%, 03/30/28	709	715
5.20%, 07/01/29	549	553
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (d)	500	483
Pacific Gas And Electric Company
5.47%, (SOFR + 0.95%), 09/04/25 (a)	775	776
6.10%, 01/15/29	2,119	2,193
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (d)	300	293
Public Service Company of Colorado
3.70%, 06/15/28	308	297
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,092	1,124
Sempra
5.40%, 08/01/26	415	419
Southern California Edison Company
4.90%, 06/01/26	964	966
The Southern Company
5.15%, 10/06/25	715	717
XCEL Energy Inc.
4.00%, 06/15/28	341	330
		22,482
Industrials 1.2%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (d)	500	449
AGCO Corporation
5.45%, 03/21/27	315	319
BAE Systems PLC
5.00%, 03/26/27 (c)	1,865	1,873
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (d) (f)	554	426
CNH Industrial Capital LLC
4.50%, 10/08/27	1,399	1,386
Delta Air Lines, Inc.
7.38%, 01/15/26	310	316
Element Fleet Management Corp.
6.32%, 12/04/28 (c)	1,455	1,516
Equifax Inc.
4.80%, 09/15/29	1,432	1,413
GATX Corporation
4.00%, 06/30/30	81	77
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (d)	670	653
IDEX Corporation
4.95%, 09/01/29	1,581	1,577
Lennox International Inc.
5.50%, 09/15/28	118	120
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (d)	455	451
MasTec, Inc.
4.50%, 08/15/28 (c)	1,804	1,750
MV24 Capital B.V.
6.75%, 06/01/34 (d)	602	568
Norfolk Southern Corporation
7.80%, 05/15/27	820	877
Owens Corning
3.50%, 02/15/30	270	251
Penske Truck Leasing Co., L.P.
4.00%, 07/15/25 (c)	1,379	1,372
4.40%, 07/01/27 (c)	1,511	1,492
Quanta Services, Inc.
4.75%, 08/09/27	1,454	1,454
Ryder System, Inc.
5.25%, 06/01/28	90	91
4.95%, 09/01/29	362	361
The Timken Company
4.50%, 12/15/28	152	149
Uber Technologies, Inc.
6.25%, 01/15/28 (c)	611	617
Veralto Corporation
5.50%, 09/18/26	709	717
5.35%, 09/18/28	494	499
		20,774
Health Care 1.1%
Agilent Technologies, Inc.
4.20%, 09/09/27	151	149
Amgen Inc.
5.51%, 03/02/26	778	778
Bristol-Myers Squibb Company
5.04%, 02/20/26 (a)	895	897
CVS Health Corporation
5.00%, 02/20/26	713	712
Edwards Lifesciences Corporation
4.30%, 06/15/28	1,442	1,408
Eli Lilly and Company
5.00%, 02/27/26	789	789
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,457	1,444
HCA Inc.
5.38%, 02/01/25	1,463	1,463
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	815	829
Illumina, Inc.
4.65%, 09/09/26	964	961
Labcorp Holdings Inc.
4.35%, 04/01/30	1,548	1,493
Merck & Co., Inc.
5.95%, 12/01/28	1,619	1,691
Mylan II B.V.
3.95%, 06/15/26	1,464	1,441
Quest Diagnostics Incorporated
4.20%, 06/30/29	1,525	1,479
Royalty Pharma PLC
1.75%, 09/02/27	1,599	1,473
Solventum Corporation
5.45%, 02/25/27	1,437	1,452
		18,459
Consumer Discretionary 1.1%
BMW US Capital, LLC
5.19%, (SOFR + 0.62%), 08/11/25 (a) (c)	731	732
4.65%, 08/13/29 (c)	69	68

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Darden Restaurants, Inc.
4.35%, 10/15/27	701	692
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,630	1,632
Genuine Parts Company
4.95%, 08/15/29	1,320	1,319
Hyatt Hotels Corporation
5.75%, 01/30/27 (g)	1,237	1,257
Hyundai Capital America
4.55%, 09/26/29 (c)	1,470	1,427
Lear Corporation
4.25%, 05/15/29	1,078	1,040
Lennar Corporation
5.25%, 06/01/26	436	438
Marriott International, Inc.
4.80%, 03/15/30	1,434	1,412
Mercedes-Benz Finance North America LLC
4.75%, 08/01/27 (c)	230	230
5.25%, 11/29/27 (c)	430	434
3.75%, 02/22/28 (c)	460	443
Meritage Homes Corporation
3.88%, 04/15/29 (c)	158	147
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (c)	623	627
Mohawk Industries, Inc.
5.85%, 09/18/28	73	75
O'Reilly Automotive, Inc.
5.75%, 11/20/26	708	720
4.20%, 04/01/30	69	66
SkyMiles IP Ltd.
4.75%, 10/20/28 (c)	85	84
Toll Brothers Finance Corp.
4.88%, 03/15/27	241	241
Volkswagen Group of America Finance, LLC
6.00%, 11/16/26 (c)	200	203
4.35%, 06/08/27 (c)	1,350	1,322
5.25%, 03/22/29 (c)	3,365	3,326
		17,935
Information Technology 0.8%
AppLovin Corporation
5.13%, 12/01/29	1,373	1,373
Arrow Electronics, Inc.
5.15%, 08/21/29	1,560	1,548
Broadcom Inc.
3.15%, 11/15/25	742	732
5.05%, 07/12/29	720	723
4.35%, 02/15/30	673	654
Dell International L.L.C.
4.35%, 02/01/30	2,204	2,138
Foundry JV Holdco LLC
5.90%, 01/25/30 (c)	828	840
Hewlett Packard Enterprise Company
4.55%, 10/15/29	1,556	1,521
Keysight Technologies, Inc.
3.00%, 10/30/29	821	749
Microchip Technology Incorporated
4.25%, 09/01/25	230	229
5.05%, 03/15/29	303	302
Micron Technology, Inc.
4.98%, 02/06/26	138	138
Motorola Solutions, Inc.
5.00%, 04/15/29	1,504	1,503
Oracle Corporation
5.80%, 11/10/25	1,429	1,443
		13,893
Materials 0.7%
Albemarle Corporation
4.65%, 06/01/27	967	959
Avery Dennison Corporation
4.88%, 12/06/28	280	279
Cabot Corporation
4.00%, 07/01/29	173	165
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (h)	900	884
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (d)	500	497
EQUATE Petrochemical
4.25%, 11/03/26 (d)	200	196
Fibria Overseas Finance Ltd.
4.00%, 01/14/25	200	200
Freeport-McMoRan Inc.
4.13%, 03/01/28	300	292
4.25%, 03/01/30	141	135
Glencore Funding LLC
4.00%, 04/16/25 (c)	1,506	1,502
5.76%, (SOFR + 1.06%), 04/04/27 (a) (c)	1,307	1,315
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (d)	200	202
LYB Finance Company B.V.
8.10%, 03/15/27 (c)	86	91
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	200	199
Newmont Corporation
5.30%, 03/15/26	195	196
Nexa Resources S.A.
5.38%, 05/04/27 (d)	700	694
Nutrien Ltd.
4.90%, 03/27/28	1,198	1,197
PT Freeport Indonesia
4.76%, 04/14/27 (c)	600	594
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (d)	700	698
Sherwin-Williams Company, The
4.55%, 03/01/28	621	616
Sonoco Products Company
4.45%, 09/01/26	766	761
		11,672
Real Estate 0.7%
American Homes 4 Rent, L.P.
4.25%, 02/15/28	760	742
Brixmor Operating Partnership LP
4.13%, 06/15/26	178	176
Crown Castle Inc.
4.80%, 09/01/28	721	713
4.90%, 09/01/29	1,867	1,845
Cubesmart, L.P.
4.38%, 02/15/29	836	812
EPR Properties
4.95%, 04/15/28	228	224
Equinix, Inc.
1.25%, 07/15/25	1,583	1,552
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	736	726
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (d)	350	346
Physicians Realty L.P.
4.30%, 03/15/27	228	225
Public Storage Operating Company
5.37%, 04/16/27 (a)	1,031	1,035
VICI Properties Inc.
4.25%, 12/01/26 (c)	1,583	1,558
Welltower OP LLC
4.00%, 06/01/25	1,462	1,457
		11,411
Consumer Staples 0.4%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (d)	166	138
Altria Group, Inc.
6.20%, 11/01/28	422	438
B.A.T Capital Corporation
4.91%, 04/02/30	69	68
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	862	830
Bunge Limited Finance Corp.
3.75%, 09/25/27 (g)	226	220

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Campbell's Company, The
3.95%, 03/15/25	1,579	1,576
5.20%, 03/19/27	607	613
Camposol SA
6.00%, 02/03/27 (d)	150	142
General Mills, Inc.
4.00%, 04/17/25	725	723
5.24%, 11/18/25	608	608
Minerva Luxembourg S.A.
5.88%, 01/19/28 (d)	400	393
NBM US Holdings, Inc.
7.00%, 05/14/26 (d)	413	413
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (d)	447	444
		6,606
Communication Services 0.3%
Bharti Airtel Limited
4.38%, 06/10/25 (d)	200	199
Charter Communications Operating, LLC
6.15%, 11/10/26	393	401
Digicel Group Holdings Limited
0.00%, 12/31/30 (c) (f) (i)	144	17
Millicom International Cellular SA
5.13%, 01/15/28 (d)	900	866
Network I2I Limited
5.65%, (100, 01/15/25) (d) (h)	250	250
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	1,417	1,418
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (d)	262	260
Videotron Ltee
5.13%, 04/15/27 (c)	1,493	1,484
		4,895
Total Corporate Bonds And Notes (cost $250,195)		249,422
SENIOR FLOATING RATE INSTRUMENTS 2.6%
Consumer Discretionary 0.5%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.32%, (SOFR + 1.75%), 09/23/30 (a)	1,764	1,753
Aramark Services, Inc.
2019 Term Loan B4, 6.44%, (SOFR + 1.75%), 12/04/26 (a)	173	172
2024 Term Loan B8, 6.57%, (1 Month Term SOFR + 2.00%), 06/24/30 (a)	1,088	1,093
Asplundh Tree Expert, LLC
2021 Term Loan B, 6.42%, (1 Month Term SOFR + 1.75%), 09/07/27 (a)	974	975
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 6.32%, (SOFR + 1.75%), 09/19/31 (a)	975	977
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 6.09%, (SOFR + 1.75%), 11/09/30 (a)	973	977
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 6.82%, (SOFR + 2.25%), 03/17/31 (a)	736	735
Tempur Sealy International Inc.
2024 Term Loan B, 7.07%, (SOFR + 2.50%), 10/04/31 (a)	1,225	1,227
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 6.32%, (1 Month Term SOFR + 1.75%), 05/28/30 (a)	969	969
		8,878
Industrials 0.4%
Ali Group North America Corporation
2021 Term Loan B, 6.69%, (SOFR + 2.00%), 10/13/28 (a)	986	987
APi Group DE, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.00%), 01/03/29 (a)	977	977
Corpay Technologies Operating Company LLC
Term Loan B5, 6.32%, (SOFR + 1.75%), 04/28/28 (a)	969	967
CPI Holdco B LLC
2024 Term Loan, 6.57%, (3 Month Term SOFR + 2.00%), 05/10/31 (a)	145	144
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.82%, (SOFR + 2.25%), 10/24/31 (a)	333	335
2024 1st Lien Term Loan B2, 6.82%, (SOFR + 2.25%), 10/24/31 (a)	127	127
Lamar Media Corporation
2020 Term Loan B, 6.17%, (1 Month Term SOFR + 1.50%), 02/06/27 (a)	2,310	2,300
Resideo Funding Inc.
2024 1st Lien Term Loan B, 8.25%, (Prime + 0.75%), 02/14/28 (a)	405	406
2024 M&A Term Loan B, 6.36%, (3 Month Term SOFR + 1.75%), 05/21/31 (a)	509	510
Standard Industries Inc.
2021 Term Loan B, 6.11%, (1 Month Term SOFR + 1.75%), 08/05/28 (a)	747	748
		7,501
Communication Services 0.4%
Alterra Mountain Company
2024 Term Loan B, 7.32%, (SOFR + 2.75%), 08/17/28 (a)	461	463
Connect Finco Sarl
2024 Non-Extended Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 12/11/26 (a)	35	35
Delta 2 (LUX) S.a.r.l.
2024 Term Loan B1, 6.66%, (SOFR + 2.00%), 09/10/31 (a)	390	391
Flutter Financing B.V.
2024 Term Loan B, 6.12%, (SOFR + 1.75%), 11/30/30 (a)	2,950	2,941
Formula One Management Ltd
Term Loan, 0.00%, (SOFR + 2.00%), 09/10/31 (a) (j)	195	195
Six Flags Entertainment Corporation
2024 Term Loan B, 6.55%, (SOFR + 2.00%), 04/18/31 (a)	781	782
WMG Acquisition Corp.
2024 Term Loan J, 6.34%, (SOFR + 1.75%), 01/24/31 (a)	2,160	2,154
Ziggo Financing Partnership
USD Term Loan I, 7.01%, (SOFR + 2.50%), 04/17/28 (a)	60	60
		7,021
Utilities 0.3%
Calpine Corporation
Term Loan B9, 6.57%, (1 Month Term SOFR + 2.00%), 03/22/26 (a)	1,164	1,162
2024 Term Loan B10, 6.57%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	159	158
NRG Energy, Inc.
2024 Term Loan, 6.32%, (SOFR + 1.75%), 03/27/31 (a)	2	2
2024 Term Loan, 6.35%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	973	973
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.32%, (1 Month Term SOFR + 1.75%), 12/11/25 (a)	2,941	2,944
		5,239
Financials 0.3%
Trans Union, LLC
2019 Term Loan B5, 6.42%, (SOFR + 1.75%), 11/13/26 (a)	771	771
2024 Term Loan B8, 6.32%, (SOFR + 1.75%), 06/06/31 (a)	2,821	2,815
Term Loan, 0.00%, (SOFR + 1.75%), 06/24/31 (a) (j)	665	664
Walker & Dunlop, Inc.
2021 Term Loan, 6.92%, (SOFR + 2.25%), 10/14/28 (a)	631	631
		4,881

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Information Technology 0.2%
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (i) (k) (l)	89	1
Energizer Holdings, Inc.
2024 Term Loan B, 6.36%, (SOFR + 2.00%), 12/22/27 (a)	932	932
Gen Digital Inc.
2024 Term Loan B, 6.32%, (SOFR + 1.75%), 01/28/29 (a)	970	966
Go Daddy Operating Company, LLC
2024 Term Loan B6, 6.57%, (1 Month Term SOFR + 2.00%), 11/12/29 (a)	976	976
SS&C Technologies Inc.
2024 Term Loan B8, 6.57%, (SOFR + 2.00%), 05/09/31 (a)	965	967
		3,842
Real Estate 0.2%
Iron Mountain Incorporated
2023 Term Loan B, 6.57%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	3,202	3,197
Vestis Corporation
Term Loan, 6.76%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	466	466
		3,663
Materials 0.2%
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B, 6.27%, (SOFR + 1.75%), 12/20/29 (a)	770	771
Element Solutions Inc.
2023 Term Loan B, 6.32%, (1 Month Term SOFR + 1.75%), 12/09/30 (a)	974	974
H.B. Fuller Company
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.00%), 02/15/30 (a)	972	978
		2,723
Consumer Staples 0.1%
Froneri International Ltd.
2024 USD Term Loan, 6.57%, (SOFR + 2.00%), 09/16/31 (a)	978	978
Health Care 0.0%
Avantor Funding, Inc.
2024 Term Loan, 6.67%, (SOFR + 2.00%), 11/08/27 (a)	157	159
Total Senior Floating Rate Instruments (cost $44,903)		44,885
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (i) (k)	—	1
Flame Aggregator LLC (i) (k)	2	9
Total Common Stocks (cost $0)		10
SHORT TERM INVESTMENTS 4.8%
Investment Companies 4.8%
JNL Government Money Market Fund - Class I, 4.36% (m) (n)	82,336	82,336
Total Short Term Investments (cost $82,336)		82,336
Total Investments 96.9% (cost $1,694,207)		1,646,830
Other Derivative Instruments 1.2%		20,250
Other Assets and Liabilities, Net 1.9%		31,890
Total Net Assets 100.0%		1,698,970

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $83,948 and 4.9% of the Fund.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Non-income producing security.

(l) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	78,801	814,378	810,843	2,917	—	—	82,336	4.8

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	08/16/23	373	367	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/31/22	143	138	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	10/19/23	438	449	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/06/22	676	696	0.1
Banco BTG Pactual S/A, 4.50%, 01/10/25	01/23/24	450	449	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	11/18/24	146	145	—
Banco De Bogota, 6.25%, 05/12/26	09/29/23	588	599	—
Banco Industrial S.A., 4.88%, 01/29/31	11/01/23	615	635	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/26/21	832	836	0.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	01/09/23	756	828	0.1
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 7.53%, 10/01/28	09/25/23	199	208	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.13%, 01/18/33	01/19/24	184	185	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	11/15/24	474	471	—
Bharti Airtel Limited, 4.38%, 06/10/25	04/24/24	199	199	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	01/19/24	426	426	—
Camposol SA, 6.00%, 02/03/27	06/17/21	151	142	—
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	10/22/24	878	884	0.1
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	06/11/24	195	194	—
Comision Federal De Electricidad, E.P.E., 4.69%, 05/15/29	10/16/24	194	188	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	06/11/24	486	497	—
Cosan Luxembourg S.A., 7.00%, 01/20/27	04/03/23	800	798	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	09/15/21	985	961	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	01/14/20	236	210	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	533	521	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/26/24	264	267	—
Energuate Trust, 5.88%, 05/03/27	10/30/24	393	390	—
EQUATE Petrochemical, 4.25%, 11/03/26	11/12/21	207	196	—
Fenix Power Peru S.A., 4.32%, 09/20/27	06/14/21	120	115	—
Global Bank Corporation, 5.25%, 04/16/29	04/11/23	752	750	0.1
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	495	462	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/25/24	194	192	—
Gobierno de La Republica del Paraguay, 5.00%, 04/15/26	07/26/24	796	794	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	07/02/24	202	202	—
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	11/04/24	660	653	0.1
Gruposura Finance, 5.50%, 04/29/26	06/18/21	306	297	—
Guara Norte S.a r.l., 5.20%, 06/15/34	08/24/23	797	803	0.1
Intergroup Financial Services Corp., 4.13%, 10/19/27	05/03/24	565	571	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	30	29	—
JSW Energy Limited, 4.13%, 05/18/31	11/13/23	411	430	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	01/19/24	448	451	—
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	07/16/24	504	508	—
MEGlobal Canada ULC, 5.00%, 05/18/25	01/25/23	200	199	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	12/08/23	792	785	0.1
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	864	866	0.1
Minerva Luxembourg S.A., 5.88%, 01/19/28	09/23/24	399	393	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	354	366	—
MV24 Capital B.V., 6.75%, 06/01/34	06/07/23	545	568	—
NBM US Holdings, Inc., 7.00%, 05/14/26	08/31/23	412	413	—
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	09/06/24	249	250	—
Nexa Resources S.A., 5.38%, 05/04/27	07/25/24	695	694	0.1
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	186	189	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/13/21	479	483	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	11/11/20	501	488	—
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	05/15/24	343	346	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	12/03/24	982	968	0.1
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/07/24	440	444	—
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	04/02/24	680	684	0.1
PT Pertamina (Persero), 1.40%, 02/09/26	07/19/24	191	191	—
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	04/24/24	697	698	0.1
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	03/22/23	292	293	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	08/22/23	248	260	—
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	499	480	—
United Overseas Bank Limited, 2.00%, 10/14/31	04/09/24	184	189	—
		28,333	28,383	1.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	01/31/25	91,000	—	4,011
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	03/07/25	77,000	—	1,756
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	02/28/25	38,000	—	983
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	03/13/25	92,000	—	1,020
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	01/16/25	84,000	—	4,670
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	05/23/25	83,000	—	134
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	02/20/25	62,000	—	1,721
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	05/01/25	72,000	—	(1,849)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	04/17/25	99,000	—	840
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	05/30/25	68,000	—	(3,424)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	04/11/25	80,000	—	63
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	05/09/25	66,000	—	(2,820)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	02/07/25	88,000	—	6,936
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	03/19/25	101,000	—	1,076
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	06/27/25	68,000	—	—
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	03/28/25	97,000	—	728
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	04/04/25	85,000	—	1,614
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	04/25/25	42,000	—	(1,669)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	01/22/25	86,000	—	3,346
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	01/08/25	69,000	—	3,473
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	02/12/25	72,000	—	1,623
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	05/14/25	65,000	—	(3,982)
					—	20,250

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E#documents.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	753,561	—	753,561
Government And Agency Obligations	—	516,616	—	516,616
Corporate Bonds And Notes	—	249,405	17	249,422
Senior Floating Rate Instruments	—	44,884	1	44,885
Common Stocks	—	—	10	10
Short Term Investments	82,336	—	—	82,336
	82,336	1,564,466	28	1,646,830
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	33,994	—	33,994
	—	33,994	—	33,994
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(13,744)	—	(13,744)
	—	(13,744)	—	(13,744)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.9%
Mortgage-Backed Securities 34.1%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	84,287	73,491
4.00%, 09/01/43 - 08/01/52	15,021	13,834
3.50%, 01/01/48	2,200	1,977
2.50%, 09/01/50 - 12/01/50	18,560	15,184
4.50%, 08/01/52	7,472	7,046
5.50%, 02/01/53 - 07/01/54	32,934	32,812
6.00%, 08/01/53 - 05/01/54	75,255	76,633
6.50%, 01/01/54	13,117	13,726
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	12,400	11,701
6.18%, 12/01/28	8,324	8,537
4.96%, 05/01/29	9,685	9,631
2.48%, 11/01/29	16,473	14,754
1.90%, 05/01/30	10,000	8,662
5.45%, 01/01/31	6,907	7,005
5.81%, 06/01/31	17,862	18,251
2.63%, 04/01/32	62,149	52,605
1.83%, 11/01/33	6,300	4,944
3.00%, 03/01/35 - 04/01/51	45,265	39,170
3.50%, 09/01/43 - 04/01/52	45,250	40,471
4.00%, 01/01/44 - 10/01/49	34,466	32,142
2.50%, 09/01/50 - 03/01/51	61,399	50,558
2.00%, 10/01/50 - 02/01/51	40,235	31,537
5.00%, 08/01/52 - 05/01/53	25,558	24,885
5.50%, 05/01/53 - 09/01/54	35,652	35,542
6.00%, 02/01/54	16,349	16,575
Government National Mortgage Association
3.50%, 10/20/45	1,157	1,033
2.50%, 08/20/51	30,860	25,631
		668,337
Collateralized Mortgage Obligations 15.6%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 5.57%, (SOFR 30-Day Average + 1.00%), 05/25/44 (a)	14,472	14,478
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	112	112
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,768
Series EB-4247, REMIC, 3.50%, 09/15/33	3,745	3,584
Interest Only, Series SP-3770, REMIC, 1.79%, (6.39% - (SOFR 30-Day Average * 1)), 11/15/40 (a)	100	1
Interest Only, Series SM-3780, REMIC, 1.79%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (a)	4,410	402
Series SL-4061, REMIC, 0.00%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (a)	36	15
Series KM-4141, REMIC, 1.75%, 12/15/42	7,471	6,245
Series CS-4156, REMIC, 0.00%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (a)	3,279	2,202
Series 2023-M1B-HQA2, REMIC, 7.92%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,151
Series UZ-4508, REMIC, 3.00%, 07/15/43	547	421
Series 2024-M2-DNA3, REMIC, 6.02%, (SOFR 30-Day Average + 1.45%), 10/25/44 (a)	8,450	8,469
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,226	1,985
Series GZ-4612, REMIC, 3.00%, 09/15/46	23,382	20,138
Series DZ-4894, REMIC, 3.50%, 06/15/49	4,798	4,252
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	18,297	2,835
Series ZP-5028, REMIC, 1.50%, 10/25/50	6,903	2,827
Series NH-5250, REMIC, 3.00%, 08/25/52	24,493	20,167
Interest Only, Series MS-4291, REMIC, 1.19%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (a)	1,857	166
Series FB-5478, REMIC, 5.92%, (SOFR 30-Day Average + 1.35%), 02/25/54 (a)	19,410	19,406
Series FH-5470, REMIC, 5.77%, (SOFR 30-Day Average + 1.20%), 11/25/54 (a)	18,794	18,870
Series FP-5473, REMIC, 5.87%, (SOFR 30-Day Average + 1.30%), 11/25/54 (a)	19,517	19,611
Federal National Mortgage Association, Inc.
Interest Only, Series C26-437, 4.50%, 01/25/52	19,615	5,371
Interest Only, Series C60-426, 3.50%, 02/25/52	17,508	3,405
Interest Only, Series C8-437, 2.50%, 06/25/52	30,926	4,892
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	201	183
Interest Only, Series 2005-S-2, REMIC, 1.92%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (a)	2,001	124
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	245	227
Interest Only, Series 2011-ES-93, REMIC, 1.82%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (a)	738	71
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	1,096	1,033
Interest Only, Series 2018-ST-25, REMIC, 1.37%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (a)	5,539	384
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	622	586
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	9,643	8,605
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,564	11,677
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	18,004	14,246
Series 2021-QL-47, REMIC, 2.50%, 07/25/51	10,255	6,690
Series 2022-ZQ-16, REMIC, 3.50%, 04/25/52	8,410	6,140
Government National Mortgage Association
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,019	922
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	8,883	1,677
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	12,596	2,052
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	25,068	4,274
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	8,891	1,500
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	11,399	198
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	35,469	5,186
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	34,339	5,005
Interest Only, Series 2020-SB-185, REMIC, 1.82%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (a)	35,852	4,659
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	45,616	6,648
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	26,957	3,654
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	24,639	3,574
Interest Only, Series 2023-IO-19, REMIC, 2.50%, 02/20/51	38,625	5,600
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	14,841	2,544
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	16,192	144
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (a)	50,713	1,170
Interest Only, Series 2021-IA-116, REMIC, 2.50%, 06/20/51	17,840	2,630
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	34,781	6,053
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	17,036	10,314
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	38,503	5,666
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	19,013	3,769
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,431	5,828
Interest Only, Series 2022-IO-204, REMIC, 3.50%, 04/20/52	21,285	3,513
		305,319
U.S. Treasury Bond 3.8%
Treasury, United States Department of
1.38%, 11/15/40 - 08/15/50	41,198	24,332
1.88%, 02/15/41	47,000	31,468
2.50%, 02/15/45	20,200	14,014
1.63%, 11/15/50	7,750	4,043
		73,857

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 2.4%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.46%, 05/25/30 (a)	12,655	11,600
Interest Only, Series 2020-X1-M15, REMIC, 1.45%, 09/25/31 (a)	36,879	2,286
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	74,207	3,773
Interest Only, Series 2022-IO-14, REMIC, 0.66%, 12/16/61 (a)	37,334	1,738
Interest Only, Series 2021-IO-20, REMIC, 1.15%, 08/16/62 (a)	57,450	4,338
Interest Only, REMIC, 0.82%, 02/16/63 (a)	53,310	3,017
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	65,250	3,319
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	10,726	607
Interest Only, Series 2021-IO-22, REMIC, 0.97%, 05/16/63 (a)	17,766	1,177
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	78,060	5,101
Interest Only, Series 2021-IO-79, REMIC, 0.88%, 08/16/63 (a)	40,665	2,500
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	78,050	2,636
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	28,742	1,379
Interest Only, Series 2024-AI-170, REMIC, 0.77%, 10/16/65 (a)	49,594	3,290
		46,761
Total Government And Agency Obligations (cost $1,185,082)		1,094,274
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 42.5%
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31	2,425	2,440
Series 2024-B-1A, 6.90%, 05/16/31 (b)	982	1,000
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31	4,177	4,146
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 5.70%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (c)	3,230	2,172
Affirm Asset Securitization Trust 2023-B
Series 2023-A-B, 6.82%, 04/15/26	5,000	5,075
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (a) (c)	2,170	1,773
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,759
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,777
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,515
Allegro CLO V-S Ltd
Series 2024-A1-2A, 6.78%, (3 Month Term SOFR + 1.50%), 07/24/37 (a)	3,000	3,008
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,557	1,261
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 6.00%, 11/25/35 (a)	13,516	8,322
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,010	967
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	4,939	2,846
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.77%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (c)	2,867	2,634
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,896	4,997
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 0.95%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (a)	3,054	205
Series 2007-1A6-5CB, REMIC, 5.05%, (1 Month Term SOFR + 0.71%), 04/25/37 (a)	3,054	1,321
AMSR 2019-SFR1 Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,138
Apidos CLO XLVIII Ltd
Series 2024-A1-48A, 6.76%, (3 Month Term SOFR + 1.44%), 07/27/37 (a)	2,000	2,007
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.05%, (SOFR 30-Day Average + 1.45%), 01/15/37 (a)	1,936	1,934
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 5.86%, (1 Month Term SOFR + 1.46%), 11/17/36 (a)	2,202	2,202
AREIT 2024-CRE9 Ltd
Series 2024-A-CRE9, 6.08%, (1 Month Term SOFR + 1.69%), 01/17/29 (a) (c)	900	903
Ares LIX CLO Ltd
Series 2021-B1-59A, 6.29%, (3 Month Term SOFR + 1.66%), 04/25/34 (a)	3,000	3,000
Bain Capital Credit Clo 2022-6, Limited
Series 2022-A1R-6A, 5.89%, (3 Month Term SOFR + 1.37%), 01/22/38 (a)	1,500	1,505
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.65%, (3 Month Term SOFR + 0.00%), 01/21/38 (a)	5,000	5,001
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,373	2,097
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	264
Bank5 2024-5YR10
Series 2024-B-5YR10, REMIC, 6.14%, 10/17/29	2,747	2,719
Battalion CLO XI Ltd.
Series 2017-BR-11A, 6.62%, (3 Month Term SOFR + 1.98%), 04/24/34 (a)	1,000	1,001
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 6.08%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	1,000	1,002
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 7.83%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (c)	6,125	4,246
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.21%, 07/17/54 (a)	21,484	1,167
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.36%, 09/17/54 (a)	42,451	2,532
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 0.94%, 11/18/54 (a)	12,368	534
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.59%, 02/18/54 (a)	35,007	2,406
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,629	2,636
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 5.44%, (1 Month Term SOFR + 1.05%), 07/15/37 (a) (c)	1,599	1,587
BDS 2024-FL13 LLC
Series 2024-A-FL13, 6.02%, (1 Month Term SOFR + 1.65%), 06/19/29 (a)	2,600	2,603
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	119	118
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.41%, 05/16/53 (a)	84,382	1,005
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.76%, 09/17/53 (a)	35,590	1,864
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.25%, 07/17/54 (a)	20,071	1,082
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.70%, 09/17/54 (a)	38,734	1,468

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,650	2,654
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,636	2,677
Benefit Street Partners Clo XXXVII Ltd
Series 2024-A-37A, 5.70%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	500	500
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 6.63%, (3 Month Term SOFR + 2.01%), 10/21/30 (a)	3,000	3,005
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,834	1,861
Bojangles Issuer LLC
Series 2024-A2-1A, 6.58%, 11/20/29	2,000	1,965
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.56%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,580	2,561
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,188
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (c)	13,271	13,397
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 6.83%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	10,000	10,064
Bridge Street CLO IV Ltd
Series 2024-A-1A, 6.22%, (3 Month Term SOFR + 1.60%), 04/20/37 (a)	1,000	1,003
BX Commercial Mortgage Trust 2021-CIP
Series 2021-A-CIP, REMIC, 5.43%, (1 Month Term SOFR + 1.04%), 12/15/26 (a)	2,850	2,850
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 6.51%, (1 Month Term SOFR + 2.11%), 09/15/36 (a)	3,062	3,054
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.20%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	1,224	1,222
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.41%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	1,587	1,586
BX Commercial Mortgage Trust 2024-AIRC
Series 2024-A-AIRC, REMIC, 6.30%, (1 Month Term SOFR + 1.69%), 08/17/26 (a)	1,780	1,789
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (a)	4,941	4,388
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,914	1,773
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 6.02%, (3 Month Term SOFR + 1.40%), 04/20/34 (a)	2,000	2,004
Carlyle US CLO 2017-2 LTD
Series 2017-AR2-2A, 6.83%, (3 Month Term SOFR + 1.49%), 07/20/37 (a)	2,500	2,520
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 4.59%, (1 Month Term SOFR + 0.25%), 09/25/36 (a) (c)	2,197	2,130
Carval CLO IX-C Ltd.
Series 2024-A-1A, 6.30%, (3 Month Term SOFR + 1.68%), 04/20/37 (a)	1,000	1,005
Carval CLO X-C Ltd.
Series 2024-A-2A, 6.75%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	4,000	4,004
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.77%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	3,000	3,000
CBAM 2017-2 Ltd
Series 2017-BR-2A, 6.76%, (3 Month Term SOFR + 2.11%), 07/17/34 (a)	1,500	1,501
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.27%, 11/15/27 (a)	243	215
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 6.04%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	1,000	1,006
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.56%, 05/10/58 (a)	60,277	660
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,401	2,384
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	1,948	904
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,117	818
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	6,938	6,836
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.20%, 02/12/49 (a)	18,638	150
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.65%, 04/16/49 (a)	14,085	143
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 4.04%, 07/25/47 (a)	1,300	1,080
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	798	753
CMALT (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	999	869
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	730	664
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (c)	5,252	5,271
COLT 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68 (c)	3,605	3,643
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.58%, 10/15/46 (a)	2,174	13
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.89%, 10/13/48 (a)	23,992	50
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 0.84%, 02/12/48 (a)	9,858	—
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.66%, 02/12/26 (a)	1,340	1,284
Interest Only, Series 2016-XA-DC2, REMIC, 0.91%, 02/12/49 (a)	13,648	82
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 5.74%, (1 Month Term SOFR + 1.30%), 09/15/33 (a)	2,125	1,916
CommonBond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	71
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	5,098	2,646
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,005	1,234
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	898
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.45%, 04/15/50 (a)	3,959	—
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.55%, 11/18/25 (a)	1,911	1,807
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.54%, 06/17/52 (a)	8,711	481
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 04/25/65 (a)	7,000	6,508
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	957	872
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	2,130	1,816

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 09/27/66 (a)	256	255
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (a)	7,697	6,614
CSMCM Trust
Series 2018-CERT-SP3, 4.63%, 09/25/58 (a)	14,571	12,353
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,000	1,922
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.36%, 05/12/49 (a)	19,890	187
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 4.75%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (c)	9,345	7,945
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-1A3-AR1, REMIC, 5.11%, (1 Month Term SOFR + 0.77%), 02/25/36 (a) (c)	7,192	6,741
Series 2006-A2B-AB1, REMIC, 5.60%, 02/25/36 (a)	2,930	2,645
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	430
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 6.32%, (3 Month Term SOFR + 1.66%), 01/15/31 (a)	1,000	1,003
Empower CLO 2024-1 Ltd
Series 2024-A1-1A, 6.23%, (3 Month Term SOFR + 1.60%), 04/27/37 (a)	5,000	5,044
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.59%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	2,378	2,380
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 4.73%, (1 Month Term SOFR + 0.25%), 03/25/37 (a) (c)	4,941	2,445
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,545	1,032
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	5,002
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (c)	10,500	9,678
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,445
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.73%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (c)	2,522	2,518
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,052	987
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,257	1,797
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	1,415	1,406
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (a)	1,845	1,488
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.53%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	1,772	1,766
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 5.34%, (1 Month Term SOFR + 0.95%), 07/15/31 (a)	436	364
Series 2018-D-TWR, REMIC, 6.04%, (1 Month Term SOFR + 1.65%), 07/15/31 (a)	1,000	239
Series 2018-E-TWR, REMIC, 6.54%, (1 Month Term SOFR + 2.15%), 07/15/31 (a)	1,000	138
Series 2018-F-TWR, REMIC, 7.24%, (1 Month Term SOFR + 2.85%), 07/15/31 (a)	1,000	66
Series 2018-G-TWR, REMIC, 8.37%, (1 Month Term SOFR + 3.97%), 07/15/31 (a)	1,000	30
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.72%, 03/25/46 (a) (c)	3,700	1,357
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.33%, 09/12/47 (a)	3,782	2
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	646
Interest Only, Series 2015-XA-GC34, REMIC, 1.19%, 10/13/48 (a)	19,771	138
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (a)	2,462	2,344
Interest Only, Series 2015-XA-GS1, REMIC, 0.75%, 11/13/48 (a)	31,161	121
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.18%, 10/13/49 (a)	22,675	309
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	4,007
Interest Only, Series 2017-C-2, REMIC, 1.07%, 08/12/50 (a)	32,009	599
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.35%, 03/10/28 (a)	2,000	1,775
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.01%, 02/12/52 (a)	37,152	1,267
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.65%, 02/14/53 (a)	47,934	1,285
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 4.71%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a)	12,564	2,172
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 6.99%, (1 Month Term SOFR + 1.75%), 05/15/26 (a)	2,500	2,509
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 8.63%, (3 Month Term SOFR + 4.06%), 08/01/25 (a)	178	99
HalseyPoint CLO II, Ltd.
Series 2020-AR-2A, 6.73%, (3 Month Term SOFR + 1.52%), 07/20/37 (a)	6,000	6,004
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,479	1,417
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,184	1,865
Series 2021-E-1, REMIC, 2.58%, 09/19/29	999	832
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,150	967
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (c)	3,942	3,970
Horizon Aircraft Finance III Limited
Series 2024-A-I, 5.38%, 09/15/31	2,469	2,416
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 4.73%, (1 Month Term SOFR + 0.25%), 04/25/37 (a) (c)	1,827	1,177
Series 2007-A4-NC1, REMIC, 5.01%, (1 Month Term SOFR + 0.39%), 04/25/37 (a) (c)	8,596	5,539
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.64%, 09/25/36 (a)	572	544
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,385	3,439
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 5.05%, (1 Month Term SOFR + 0.71%), 03/25/36 (a) (c)	4,020	1,921
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26 (a)	2,666	420
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 4.67%, (1 Month Term SOFR + 0.33%), 01/25/34 (a) (c)	4,061	3,550
Series 2006-A4-HE3, REMIC, 4.77%, (1 Month Term SOFR + 0.43%), 07/25/36 (a) (c)	1,518	1,328
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Series 2006-A5-HE3, REMIC, 4.93%, (1 Month Term SOFR + 0.59%), 11/25/36 (a) (c)	3,925	3,404
Series 2006-A5-WMC4, REMIC, 1.83%, (1 Month Term SOFR + 0.32%), 12/25/36 (a) (c)	19,914	9,667
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.30%, 03/26/37 (a)	847	914
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-C-C21, REMIC, 4.56%, 08/16/47 (a)	1,450	1,431
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.64%, 11/18/25 (a)	2,224	1,990
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,608
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.47%, 06/17/49 (a)	17,395	199
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,694
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Interest Only, Series 2020-XA-COR7, REMIC, 1.63%, 05/15/53 (a)	38,078	2,283
JPMorgan Chase Bank, N.A.
Series 2022-A-NLP, REMIC, 4.99%, (1 Month Term SOFR + 0.60%), 04/15/37 (a)	2,636	2,577
Katayma CLO I, Ltd.
Series 2023-A1-1A, 7.39%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	5,000	5,042
Series 2023-B-1A, 8.04%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	1,000	1,010
Katayma CLO II, Ltd.
Series 2024-A1-2A, 6.94%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,005
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.57%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (c)	2,256	2,245
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/42 (c)	9,571	9,200
LFT CRE 2021-FL1 LLC
Series 2021-B-FL1, 6.26%, (1 Month Term SOFR + 1.86%), 06/17/39 (a)	2,600	2,589
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.84%, 03/11/50 (a)	29,998	339
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	1,191	1,172
Magnetite XL, Limited
Series 2024-A1-40A, 6.79%, (3 Month Term SOFR + 1.45%), 07/15/37 (a)	2,000	2,014
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 6.09%, (3 Month Term SOFR + 1.46%), 07/25/34 (a)	1,000	1,001
Marble Point CLO XXV Ltd.
Series 2022-A1R-2A, 6.55%, (3 Month Term SOFR + 1.93%), 10/20/36 (a)	2,000	2,016
Series 2022-BR-2A, 7.47%, (3 Month Term SOFR + 2.85%), 10/20/36 (a)	1,000	1,010
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	1,716	1,025
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 6.18%, 11/25/35 (a)	8,626	4,261
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,588	790
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.83%, 10/25/47 (a)	9,854	2,801
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.64%, (1 Month Term SOFR + 0.44%), 03/25/37 (a) (c)	28,282	9,347
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 1.31%, (1 Month Term SOFR + 0.41%), 06/25/37 (a) (c)	16,348	4,170
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.57%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	1,885	1,878
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.72%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	865	864
MF1 2023-FL12 LLC
Series 2023-A-FL12, 6.68%, (1 Month Term SOFR + 2.07%), 11/19/38 (a)	1,350	1,353
MF1 2024-FL15 LLC
Series 2024-A-FL15, 6.05%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	2,500	2,506
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (c)	11,372	11,482
MidOcean Credit CLO
Series 2018-A1-9A, 6.03%, (3 Month Term SOFR + 1.41%), 07/21/31 (a) (d)	961	962
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/47	2,000	1,883
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.14%, 01/15/49 (a)	17,489	107
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.28%, 09/17/49 (a)	15,055	216
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.26%, 10/19/26 (a)	2,960	2,520
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,427
Interest Only, Series 2019-XA-L3, REMIC, 0.61%, 11/18/52 (a)	66,278	1,671
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a)	2,612	2,451
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 1.49%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (c)	17,262	5,999
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,082	380
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	947	475
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,398	1,192
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.08%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	1,500	1,501
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/36	1,018	637
Series 2019-G-PARK, REMIC, 2.72%, 12/15/36	4,267	2,501
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.07%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	880	881
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	3,714
NBC Funding LLC
Series 2024-A2-1A, 6.75%, 07/30/31	1,496	1,508
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,470

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 5.28%, 02/25/36 (a)	398	277
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 4.22%, 07/26/41 (a)	5,483	4,645
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	7,201
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (c)	3,642	3,622
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (a) (c)	3,725	3,737
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (c)	3,494	3,512
OCP CLO 2017-13 Ltd
Series 2017-AR2-13A, 5.84%, (3 Month Term SOFR + 1.34%), 11/26/37 (a)	1,000	1,001
Octagon Investment Partners 40 Ltd.
Series 2019-BR-1A, 6.58%, (3 Month Term SOFR + 1.96%), 01/22/35 (a)	1,000	1,000
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 7.45%, (1 Month Term SOFR + 3.11%), 03/25/26 (a) (d)	2,000	2,010
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.86%, 09/25/47 (a)	4,493	4,199
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/51 (c)	8,082	8,064
PRET 2024-NPL6, LLC
Series 2024-A1-NPL6, REMIC, 5.93%, 09/25/54 (c)	14,711	14,708
PRET 2024-NPL9, LLC
Series 2024-A1-NPL9, 5.85%, 12/26/54 (b) (c)	8,300	8,364
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 4.74%, 07/25/51 (a) (c)	2,549	2,531
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,625	9,396
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	8,048
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	14,854
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,845
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/26 (c)	6,377	6,324
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/26 (a) (c)	2,292	2,283
PRPM 2024-4, LLC
Series 2024-A1-4, REMIC, 6.41%, 08/25/27 (c)	3,621	3,617
PRPM 2024-6, LLC.
Series 2024-A1-6, REMIC, 5.70%, 11/25/27 (c)	9,747	9,734
PRPM 2024-7 LLC
Series 2024-A1-7, 5.87%, 11/25/27 (c)	2,314	2,312
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,340	1,049
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,356	1,105
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 5.23%, 08/25/35 (a)	2,851	2,450
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 4.90%, (1 Month Term SOFR + 0.56%), 12/25/36 (a)	2,441	1,414
Interest Only, Series 2007-1A6-B, REMIC, 1.60%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (a)	2,441	197
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,344	2,230
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.23%, 01/25/36 (a)	3,953	2,831
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,986	3,465
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,383	1,202
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 4.90%, (1 Month Term SOFR + 0.56%), 04/25/37 (a)	5,072	1,999
Series 2007-1A2-A3, REMIC, 12.24%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (a)	661	635
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,931	581
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,519	7,744
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	154	133
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	941	751
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	478	353
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	670	528
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	4,054	3,290
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,376	1,360
Rockford Tower CLO 2024-1 Ltd
Series 2024-A1-1A, 6.23%, (3 Month Term SOFR + 1.61%), 04/20/37 (a)	2,000	2,011
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	5,807	5,299
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 4.75%, (1 Month Term SOFR + 0.41%), 09/25/36 (a) (c)	16,009	5,203
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	5,395	5,108
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,062	2,459
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	544	536
SoFi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,400
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.79%, 08/12/38 (a)	4,623	3,268
Sound Point CLO 38, Ltd.
Series 2024-A1-38A, 6.12%, (3 Month Term SOFR + 1.60%), 02/20/37 (a)	1,500	1,510
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.04%, (3 Month Term SOFR + 1.41%), 04/18/31 (a) (d)	2,133	2,137
Sound Point CLO IX Ltd
Series 2015-BRRR-2A, 6.68%, (3 Month Term SOFR + 2.06%), 07/20/32 (a)	850	850
Sound Point Clo XXI Ltd
Series 2018-A1AR-3A, 5.92%, (3 Month Term SOFR + 1.30%), 10/27/31 (a)	2,949	2,952
Sound Point CLO XXIII
Series 2019-AR-2A, 6.09%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	2,000	2,003
Sound Point CLO XXIX Ltd
Series 2021-A-1A, 5.96%, (3 Month Term SOFR + 1.33%), 04/25/34 (a)	1,000	1,001
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 6.43%, 04/25/37 (a)	369	188
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	4,551
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 5.74%, (3 Month Term SOFR + 1.38%), 06/16/31 (a) (d)	905	907

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 6.72%, (3 Month Term SOFR + 2.06%), 04/15/32 (a)	1,000	1,002
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 6.46%, 11/25/35 (a)	2,619	2,164
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 4.61%, (1 Month Term SOFR + 0.27%), 06/25/36 (a) (c)	4,621	2,839
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 1.56%, (1 Month Term SOFR + 0.42%), 07/25/36 (a) (c)	20,500	6,994
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 4.63%, (1 Month Term SOFR + 0.29%), 09/25/36 (a) (c)	4,673	2,584
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,945	2,670
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.71%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (c)	2,301	2,291
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	3,089	2,768
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	6,666	5,410
Switch ABS Issuer, LLC
Series 2024-A2-2A, 5.44%, 06/25/54	2,500	2,478
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,913	4,590
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	3,298
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	2,450	2,420
Trestles CLO LLC
Series 2023-B1-6A, 7.13%, (3 Month Term SOFR + 2.50%), 01/25/36 (a)	2,000	2,007
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (d)	2,437	2,384
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 5.70%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (c)	1,377	1,371
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.03%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (c)	2,759	2,754
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.47%, 06/17/50 (a)	13,035	338
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	364	363
Series 2021-C-4, 3.19%, 09/20/31	5,250	5,166
Upstart Securitization Trust 2024-1
Series 2024-A-1, 5.33%, 11/20/34	2,782	2,784
VEGAS Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,377	1,380
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	762	757
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (a)	8,051	8,071
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (c)	3,297	3,299
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 6.13%, (3 Month Term SOFR + 1.51%), 10/20/31 (a)	618	619
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,154
VOLT CV LLC
Series 2021-A1-CF2, 2.49%, 11/27/51 (c)	633	628
VOLT XCII, LLC
Series 2021-A1-NPL1, 4.89%, 02/27/51 (a) (c)	1,112	1,110
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (c)	765	762
VOLT XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 03/27/51 (c)	1,634	1,627
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (c)	659	658
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.97%, (1 Month Term SOFR + 0.49%), 04/25/36 (a) (c)	13,518	4,576
Warwick Capital CLO 3 Ltd
Series 2024-A1-3A, 6.27%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,008
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 6.46%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	3,000	3,019
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.18%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (c)	52	17
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	893	696
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,594	1,242
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 3.94%, 09/25/36 (a) (c)	17,005	4,728
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	862	837
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (a)	498	496
Wellfleet CLO 2017-3 Ltd
Series 2017-A1-3A, 6.06%, (3 Month Term SOFR + 1.41%), 01/17/31 (a)	1,497	1,498
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.73%, 01/16/26 (a)	1,577	1,488
Series 2016-C-C34, REMIC, 5.05%, 04/17/26 (a)	1,937	1,824
Series 2016-C-LC24, REMIC, 4.43%, 09/17/26 (a)	2,000	1,720
Interest Only, Series 2016-XA-C33, REMIC, 1.56%, 03/17/59 (a)	9,879	117
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,005	881
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	939	789
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	349	284
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.59%, 11/18/25 (a)	1,850	1,773
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,262
Interest Only, Series 2015-XA-LC20, REMIC, 1.35%, 04/15/50 (a)	9,885	16
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.67%, 11/18/25 (a)	2,031	1,858
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.91%, 12/17/48 (a)	16,383	72
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.07%, 09/16/50 (a)	64,660	1,352
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.37%, 01/16/60 (a)	14,959	367
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.84%, 12/17/52 (a)	34,517	1,191
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.28%, 02/18/53 (a)	57,250	2,861

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.33%, 06/17/53 (a)	51,488	2,580
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	534	479
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (c) (d)	1,255	1,231
Total Non-U.S. Government Agency Asset-Backed Securities (cost $956,584)		832,321
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.36% (e) (f)	9,530	9,530
Total Short Term Investments (cost $9,530)		9,530
Total Investments 98.9% (cost $2,151,196)		1,936,125
Other Derivative Instruments (0.0)%		(301)
Other Assets and Liabilities, Net 1.1%		20,918
Total Net Assets 100.0%		1,956,742

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $9,631 and 0.5% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	17,079	686,062	693,611	1,850	—	—	9,530	0.5
JNL Government Money Market Fund, 4.46% - Class SL	62,944	308,361	371,305	515	—	—	—	—
	80,023	994,423	1,064,916	2,365	—	—	9,530	0.5

JNL/DoubleLine Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	3,950	April 2025	812,198	(61)	(41)
United States 5 Year Note	1,300	April 2025	138,802	(122)	(606)
United States Long Bond	1,460	March 2025	170,091	(365)	(3,879)
United States Ultra Bond	290	March 2025	35,588	(127)	(1,105)
				(675)	(5,631)
Short Contracts
United States 10 Year Ultra Bond	(1,500)	March 2025	(169,193)	374	2,224

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,094,274	—	1,094,274
Non-U.S. Government Agency Asset-Backed Securities	—	822,957	9,364	832,321
Short Term Investments	9,530	—	—	9,530
	9,530	1,917,231	9,364	1,936,125
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,224	—	—	2,224
	2,224	—	—	2,224
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5,631)	—	—	(5,631)
	(5,631)	—	—	(5,631)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Dreyfus Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 71.4%
U.S. Treasury Bill 48.8%
Treasury, United States Department of
4.46%, 01/07/25 - 03/06/25 (a)	112,575	112,391
4.66%, 01/09/25 (a)	112,400	112,280
4.81%, 01/14/25 (a)	57,775	57,676
4.55%, 01/16/25 (a)	54,000	53,901
4.38%, 01/23/25 (a)	26,000	25,931
4.52%, 01/28/25 (a)	151,200	150,697
4.55%, 01/30/25 (a)	25,200	25,109
4.47%, 02/04/25 (a)	43,775	43,593
4.34%, 02/06/25 (a)	26,000	25,889
4.33%, 02/13/25 (a)	4,000	3,980
4.51%, 02/25/25 (a)	22,000	21,851
4.48%, 02/27/25 (a)	79,000	78,423
4.49%, 03/04/25 (a)	28,100	27,886
4.36%, 03/13/25 (a)	27,400	27,168
4.43%, 03/18/25 (a)	13,900	13,772
4.57%, 03/20/25 (a)	140,414	139,097
4.30%, 03/27/25 - 04/15/25 (a)	57,000	56,396
4.45%, 04/01/25 (a)	14,000	13,846
4.37%, 04/08/25 (a)	26,800	26,488
4.28%, 04/22/25 (a)	25,000	24,675
4.29%, 04/29/25 (a)	15,000	14,792
4.39%, 05/01/25 (a)	22,600	22,274
4.37%, 05/15/25 (a)	9,700	9,544
4.26%, 06/12/25 (a)	14,000	13,735
4.22%, 06/20/25 (a)	42,400	41,567
4.23%, 06/26/25 (a)	42,000	41,144
4.19%, 07/03/25 (a)	26,000	25,456
4.16%, 10/30/25 (a)	14,000	13,519
4.25%, 11/28/25 (a)	22,300	21,441
4.13%, 12/26/25 (a)	33,500	32,140
		1,276,661
U.S. Government Agency Obligations 11.2%
Federal Farm Credit Banks Consolidated Systemwide Bonds
4.38%, (SOFR + 0.01%), 04/17/25 (b) (c)	8,300	8,300
4.43%, (SOFR + 0.06%), 12/02/25 (b) (c)	6,100	6,100
4.51%, (SOFR + 0.14%), 11/04/26 - 12/02/26 (b) (c)	10,800	10,800
4.51%, (SOFR + 0.14%), 11/23/26 (b) (c)	12,000	12,000
Federal Home Loan Bank of Dallas
4.37%, (SOFR + 0.00%), 02/12/25 (b) (c)	2,000	2,000
4.38%, (SOFR + 0.01%), 03/04/25 - 03/11/25 (b) (c)	58,400	58,400
4.38%, (SOFR + 0.01%), 04/09/25 - 06/06/25 (b) (c)	59,500	59,500
4.39%, (SOFR + 0.01%), 05/06/25 - 05/14/25 (b) (c)	61,800	61,800
4.39%, (SOFR + 0.02%), 06/06/25 - 06/12/25 (b) (c)	10,300	10,300
Federal Home Loan Bank of New York
4.37%, (SOFR + 0.00%), 05/28/25 (b) (c)	7,100	7,100
4.38%, (SOFR + 0.01%), 06/23/25 (b) (c)	11,000	11,000
4.38%, (SOFR + 0.01%), 07/28/25 (b) (c)	11,000	11,000
4.51%, (SOFR + 0.14%), 12/17/26 (b) (c)	10,000	10,000
Federal Home Loan Mortgage Corporation
4.48%, (SOFR + 0.11%), 05/07/26 (b) (c)	2,400	2,400
4.51%, (SOFR + 0.14%), 10/29/26 (b) (c)	3,300	3,300
Federal National Mortgage Association, Inc.
4.51%, (SOFR + 0.14%), 10/23/26 - 12/11/26 (b) (c)	19,000	19,000
		293,000
Discount Notes 9.2%
FHLBanks Office of Finance
4.52%, 01/03/25 (a) (c)	102,600	102,575
4.69%, 02/07/25 (a) (c)	35,600	35,437
4.31%, 02/14/25 (a) (c)	34,000	33,823
4.31%, 03/21/25 (a) (c)	53,000	52,506
4.38%, 04/30/25 (a) (c)	14,800	14,589
		238,930
U.S. Treasury Note 2.2%
Treasury, United States Department of
0.25%, 10/31/25	5,600	5,413
5.00%, 10/31/25	3,900	3,919
2.88%, 11/30/25	3,100	3,059
4.88%, 11/30/25	4,500	4,520
4.48%, (3 Month Treasury + 0.20%), 10/31/26 (b)	40,300	40,334
		57,245
Total Government And Agency Obligations (cost $1,865,836)		1,865,836
REPURCHASE AGREEMENTS 29.6%
Repurchase Agreements (d)		775,000
Total Repurchase Agreements (cost $775,000)		775,000
Total Investments 101.0% (cost $2,640,836)		2,640,836
Other Assets and Liabilities, Net (1.0)%		(26,468)
Total Net Assets 100.0%		2,614,368

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at December 31, 2024, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
CTC	Treasury, United States Department of, 0.88%-5.00%, due 01/31/25-09/30/30	255,624	255,000	4.45	12/31/24	01/02/25	250,062	250,000	250,000
CTC	Treasury, United States Department of, 0.00%-4.13%, due 02/25/25-07/15/34	255	256
	Government National Mortgage Association, 3.50%, due 08/01/43	1,310	255
	Federal Farm Credit Banks Funding Corporation, 4.63%, due 12/30/27	1	1
	Federal National Mortgage Association, Inc., 3.00%-5.50%, due 09/01/48-12/01/54	84,103	75,989
		85,669	76,501	4.46	12/31/24	01/02/25	75,019	75,000	75,000
FICC	Treasury, United States Department of, 4.38%-4.50%, due 01/02/25	51,151	51,012	4.45	12/31/24	01/02/25	50,014	50,000	50,000
RBC	Treasury, United States Department of, 0.00%-4.38%, due 01/30/25-05/15/51	263,253	246,800
	Government National Mortgage Association, 2.05%-3.00%, due 08/20/50-08/20/54	234,116	22,520

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Federal Home Loan Mortgage Corporation, 3.50%-5.00%, due 02/25/52-10/25/54	90,157	16,031
	Federal National Mortgage Association, Inc., 2.03%-6.00%, due 05/01/24-10/25/50	256,186	125,322
		843,712	410,673	4.46	12/31/24	01/02/25	400,099	400,000	400,000
									775,000

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Dreyfus Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,865,836	—	1,865,836
Repurchase Agreements	—	775,000	—	775,000
	—	2,640,836	—	2,640,836

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 61.4%
U.S. Treasury Note 24.7%
Treasury, United States Department of
4.00%, 02/29/28 - 02/15/34	32,486	31,898
3.63%, 08/31/29 - 09/30/31	33,664	32,424
3.50%, 09/30/29	24,300	23,393
4.13%, 11/30/29 - 11/15/32	22,600	22,168
3.88%, 12/31/29 - 08/15/34	37,200	35,903
3.75%, 05/31/30 - 08/31/31	34,102	32,695
4.63%, 09/30/30	105	106
4.88%, 10/31/30	15,000	15,338
4.38%, 11/30/30 - 05/15/34	5,092	5,075
4.25%, 02/28/31 - 11/15/34	59,500	58,448
2.75%, 08/15/32	12,578	11,161
3.50%, 02/15/33 (a)	96,040	89,377
4.50%, 11/15/33	14,500	14,441
		372,427
Mortgage-Backed Securities 21.5%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/30 - 06/01/52	12,683	11,067
2.50%, 08/01/32 - 02/01/52	17,049	14,667
3.50%, 04/01/33 - 03/01/52	6,537	5,884
1.50%, 07/01/35 - 02/01/51	4,148	3,386
2.00%, 07/01/35 - 04/01/52	18,772	15,250
4.00%, 05/01/38 - 02/01/53	3,761	3,501
5.00%, 05/01/52 - 11/01/54	4,394	4,265
5.50%, 09/01/52 - 12/01/54	6,767	6,712
5.00%, 12/01/52 (a)	1,026	999
6.00%, 03/01/53 - 11/01/54	5,733	5,807
6.50%, 09/01/53 - 09/01/54	9,028	9,256
6.50%, 01/01/54 (a)	862	893
Federal National Mortgage Association, Inc.
2.00%, 02/01/28 - 06/01/52	26,519	21,390
3.00%, 02/01/31 - 03/01/52	15,521	13,458
3.50%, 08/01/34 - 07/01/52	9,263	8,466
2.50%, 05/01/35 - 01/01/52	28,009	23,631
1.50%, 11/01/35 - 02/01/51	2,812	2,269
4.00%, 06/01/38 - 09/01/52	10,485	9,716
4.50%, 03/01/39 - 08/01/39	697	678
4.50%, 08/01/49 (a)	1,544	1,471
3.50%, 11/01/51 (a)	2,996	2,666
5.00%, 09/01/52 - 06/01/53	4,138	4,029
5.50%, 09/01/52 - 10/01/54	10,865	10,795
6.00%, 09/01/52 - 11/01/54	12,748	12,869
6.50%, 05/01/53 - 07/01/54	3,128	3,213
TBA, 2.00%, 01/15/55 - 02/15/55 (b)	35,300	27,427
TBA, 5.00%, 01/15/55 (b)	1,300	1,254
TBA, 6.00%, 01/15/55 (b)	200	201
TBA, 6.50%, 01/15/55 (b)	1,050	1,072
Government National Mortgage Association
4.00%, 02/20/41 - 10/20/52	2,608	2,432
3.50%, 09/20/45 - 02/20/46	2,846	2,580
5.00%, 04/20/48	350	348
3.00%, 12/20/49	93	81
2.00%, 11/20/50 - 04/20/51	4,817	3,851
2.50%, 06/20/51 - 01/20/52	9,742	8,070
4.50%, 03/20/53 - 04/20/53	3,081	2,915
4.50%, 11/20/54 (b)	3,000	2,835
TBA, 6.00%, 12/20/54 - 02/15/55 (b)	20,200	20,312
TBA, 2.00%, 01/15/55 - 02/15/55 (b)	24,350	19,449
TBA, 2.50%, 01/15/55 (b)	8,150	6,796
TBA, 3.00%, 01/15/55 - 02/15/55 (b)	13,650	11,824
TBA, 3.50%, 01/15/55 - 02/15/55 (b)	8,400	7,501
TBA, 5.50%, 01/15/55 (b)	5,900	5,847
TBA, 6.50%, 01/15/55 - 02/15/55 (b)	3,600	3,658
		324,791
U.S. Treasury Bond 11.2%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	25,684
1.75%, 08/15/41	7,868	5,092
2.00%, 11/15/41 - 08/15/51	30,354	18,099
3.25%, 05/15/42	6,600	5,369
4.38%, 08/15/43	9,550	8,990
4.13%, 08/15/44 - 08/15/53	16,701	14,910
3.00%, 02/15/47	1,743	1,292
1.88%, 11/15/51	19,398	10,705
2.25%, 02/15/52	36,390	22,079
2.88%, 05/15/52	10,630	7,438
3.63%, 02/15/53 (a)	13,690	11,132
4.25%, 02/15/54 - 08/15/54	30,007	27,414
4.50%, 11/15/54	12,050	11,504
		169,708
Sovereign 1.8%
Abu Dhabi, Government of
3.13%, 09/30/49 (d)	480	318
3.88%, 04/16/50 (d)	145	111
3.00%, 09/15/51 (d)	105	68
5.50%, 04/30/54 (d)	200	196
Angola, Government of
9.50%, 11/12/25 (d)	190	190
8.25%, 05/09/28 (d)	125	117
8.75%, 04/14/32 (d)	135	119
9.38%, 05/08/48 (d)	50	41
Banco Central de la Republica Argentina
0.00%, 06/30/25 (c)	100	58
Bank Gospodarstwa Krajowego
5.38%, 05/22/33 (d)	200	194
6.25%, 07/09/54 (d)	200	195
Bermuda, Government of
3.72%, 01/25/27 (d)	215	208
3.38%, 08/20/50 (d)	60	40
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/36 (d) (e)	511	307
0.00%, 02/01/30 - 02/01/36 (d) (e)	393	211
0.00%, 08/01/41 (c) (d) (f) (g) (h)	75	58
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	115
3.00%, 01/15/34	90	72
3.30%, 03/11/41	85	61
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	285	237
3.13%, 04/15/31	115	91
8.00%, 04/20/33 - 11/14/35	405	409
7.50%, 02/02/34	50	49
7.38%, 09/18/37	30	29
6.13%, 01/18/41	10	8
5.00%, 06/15/45	225	151
5.20%, 05/15/49	150	101
4.13%, 05/15/51	50	29
8.75%, 11/14/53	635	641
Dubai, Government of
5.25%, 01/30/43 (i)	200	190
Gabon, Government of
6.63%, 02/06/31 (d)	105	78
7.00%, 11/24/31 (d)	80	59
Ghana, Government of
0.00%, 07/03/26 - 01/03/30 (c) (d)	17	14
5.00%, 07/03/29 - 07/03/35 (d) (e)	142	111
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (d)	85	76
7.30%, 11/13/54 (d)	200	208
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (d)	10	9
5.38%, 04/24/32 (d)	125	118
6.60%, 06/13/36 (d)	20	20
6.13%, 06/01/50 (d)	45	40
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (d) (e)	239	166
5.50%, 07/31/35 (d) (e)	150	85
Gobierno de La Republica del Paraguay
2.74%, 01/29/33 (d)	200	162
6.00%, 02/09/36 (d)	200	198
5.40%, 03/30/50 (d)	30	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	70	72
5.10%, 06/18/50	150	137
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	70	67
3.25%, 04/16/30	135	118
2.66%, 05/24/31	100	81
3.50%, 02/12/34	125	100
6.35%, 02/09/35	200	195
6.00%, 05/07/36	200	188
6.05%, 01/11/40	145	134
3.77%, 05/24/61	180	102
5.75%, 10/12/10	210	161
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (d)	70	67
Government of Saudi Arabia
3.63%, 03/04/28 (d)	65	62
3.25%, 10/22/30 (d)	385	346
2.25%, 02/02/33 (d)	200	159
4.50%, 10/26/46 (d)	125	100
4.63%, 10/04/47 (d)	110	90
5.75%, 01/16/54 (d)	200	186
3.75%, 01/21/55 (d)	100	66
4.50%, 04/22/60 (d)	300	229
3.45%, 02/02/61 (d)	250	152
Government of the People's Republic of Benin
7.96%, 02/13/38 (d)	200	188
Government of the Republic of Panama
2.25%, 09/29/32	220	154
6.40%, 02/14/35	100	91
4.50%, 05/15/47	100	64
6.85%, 03/28/54	50	43
7.88%, 03/01/57	200	194
3.87%, 07/23/60	225	118
Government of the Republic of Serbia
2.13%, 12/01/30 (d)	220	178
6.50%, 09/26/33 (d)	75	77
6.00%, 06/12/34 (d)	200	197
Government of the Republic of Zambia
5.75%, 06/30/33 (d) (e)	15	14
0.50%, 12/31/53 (d) (e)	124	71
Government of the Sultanate of Oman
5.63%, 01/17/28 (d)	370	370
6.00%, 08/01/29 (d)	50	51
6.25%, 01/25/31 (d)	200	206
6.50%, 03/08/47 (d)	25	25
6.75%, 01/17/48 (d)	240	243
7.00%, 01/25/51 (d)	25	26
Israel, State of
5.75%, 03/12/54	200	182
Jamaica, The Government of
7.88%, 07/28/45	35	40
Kenya, Government of
9.75%, 02/16/31 (d)	200	197
Kingdom of Bahrain
5.63%, 05/18/34 (d)	45	41
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (d)	200	201
Ministerio De Gobierno
6.88%, 12/10/25 (d) (e)	53	52
6.99%, 06/01/27 (d) (e)	102	95
Ministerul Finantelor Publice
3.63%, 03/27/32 (d)	98	80
7.13%, 01/17/33 (d)	80	81
4.00%, 02/14/51 (d)	85	53
Ministry of Defence State of Israel
3.38%, 01/15/50	135	87
Ministry of Diwan Amiri Affairs
4.63%, 06/02/46 (d)	220	196
4.82%, 03/14/49 (d)	275	248
4.40%, 04/16/50 (d)	285	241
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (g) (h) (i)	315	41
Morocco, Kingdom of
6.50%, 09/08/33 (d)	200	206
Nigeria, Federal Government of
7.63%, 11/21/25 (d)	125	124
6.50%, 11/28/27 (d)	10	9
6.13%, 09/28/28 (d)	305	276
7.14%, 02/23/30 (d)	90	81
7.88%, 02/16/32 (d)	105	94
7.70%, 02/23/38 (d)	60	49
Pakistan, Government of
6.00%, 04/08/26 (d)	145	136
6.88%, 12/05/27 (d)	95	86
7.38%, 04/08/31 (d)	160	133
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (d)	200	208
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (d)	150	149
6.13%, 06/15/33 (d)	200	178
Presidencia da Republica
3.88%, 06/12/30	170	149
8.25%, 01/20/34 (j)	225	246
7.13%, 01/20/37 (j)	115	115
Presidencia De La Nacion
1.00%, 07/09/29	153	125
0.75%, 07/09/30 (e)	1,319	1,019
4.13%, 07/09/35 (e)	841	562
5.00%, 01/09/38 (e)	484	338
3.50%, 07/09/41 (e)	245	154
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	71
2.45%, 01/31/31	285	244
4.00%, 01/31/52	200	149
5.33%, 01/05/54	200	185
3.10%, 01/22/61	160	94
Presidencia de la Republica de El Salvador
0.25%, 04/17/30 (d)	150	3
9.25%, 04/17/30 (d)	150	159
7.65%, 06/15/35 (d)	55	53
7.63%, 02/01/41 (d)	20	19
7.12%, 01/20/50 (d)	40	34
9.65%, 11/21/54 (d)	150	158
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (d)	240	239
6.00%, 07/19/28 (d)	75	74
7.05%, 02/03/31 (d)	300	308
6.60%, 06/01/36 (d)	150	149
5.30%, 01/21/41 (d)	95	81
6.85%, 01/27/45 (d)	80	79
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (g) (h)	580	93
Sandor-Palota
2.13%, 09/22/31 (d)	200	158
5.50%, 06/16/34 (d)	155	147
3.13%, 09/21/51 (d)	75	44
6.75%, 09/25/52 (d)	35	35
Senegal, Government of
6.25%, 05/23/33 (d)	95	76
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	105
5.88%, 04/20/32	60	56
7.10%, 11/19/36 (d)	200	195
5.00%, 10/12/46	85	58
5.65%, 09/27/47	75	56
5.75%, 09/30/49	140	105
Tajikistan, Government of
7.13%, 09/14/27 (d)	140	137
The Arab Republic of Egypt
7.50%, 01/31/27 (d)	235	231
7.63%, 05/29/32 (d)	90	79
7.90%, 02/21/48 (d)	15	11
8.70%, 03/01/49 (d)	310	243
7.50%, 02/16/61 (d)	185	126
The Democratic Socialist Republic of Sri Lanka
0.00%, 11/03/25 - 05/11/27 (d) (g) (h)	205	131

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
0.00%, 03/14/29 - 03/28/30 (d) (g) (h)	185	118
The Government of Barbados
6.50%, 10/01/29 (d)	125	122
The Government of the Republic of Armenia
3.60%, 02/02/31 (d)	65	53
The Hashemite Kingdom of Jordan, The Government of
7.38%, 10/10/47 (d)	60	53
The Ministry of Finance of Georgia
2.75%, 04/22/26 (d)	200	188
The Philippines, Government of
3.56%, 09/29/32	200	178
2.95%, 05/05/45	35	23
2.65%, 12/10/45	70	44
5.95%, 10/13/47 (j)	200	206
5.50%, 01/17/48 (j)	200	194
The Republic of Indonesia, The Government of
4.10%, 04/24/28	105	102
8.50%, 10/12/35 (d)	165	205
6.63%, 02/17/37 (d)	30	33
7.75%, 01/17/38 (d)	160	193
5.25%, 01/17/42 (d)	45	43
6.75%, 01/15/44 (d)	70	79
5.13%, 01/15/45 (d)	85	80
5.95%, 01/08/46 (d)	220	227
4.35%, 01/11/48	90	75
3.50%, 02/14/50 (j)	60	43
4.20%, 10/15/50 (j)	1,515	1,212
The Republic of Rwanda, Government of
5.50%, 08/09/31 (d)	120	101
The Republic of Uzbekistan
3.70%, 11/25/30 (d)	85	71
Turkiye Cumhuriyeti Basbakanlik
4.25%, 04/14/26	225	221
4.88%, 10/09/26 - 04/16/43	380	324
6.00%, 03/25/27 - 01/14/41	215	183
9.88%, 01/15/28	145	160
9.38%, 03/14/29 - 01/19/33	545	609
9.13%, 07/13/30	90	99
5.88%, 06/26/31	85	80
7.63%, 05/15/34	200	203
6.63%, 02/17/45	30	25
5.75%, 05/11/47 (j)	75	56
Urzad Rady Ministrow
5.75%, 11/16/32	90	92
5.50%, 04/04/53	45	41
Vlada Crne Gore
7.25%, 03/12/31 (d)	200	206
		27,504
Collateralized Mortgage Obligations 1.7%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	379	351
Series VD-4676, REMIC, 4.00%, 08/15/37	7	7
Series VA-5083, REMIC, 1.00%, 08/15/38	256	243
Series CL-5092, REMIC, 3.00%, 04/25/41	890	780
Series AB-5210, REMIC, 3.00%, 01/25/42	233	212
Series AE-4636, REMIC, 4.00%, 07/15/42	11	11
Series AC-4661, REMIC, 4.00%, 04/15/43	11	11
Series LB-4492, REMIC, 4.00%, 03/15/44	3	3
Series LB-4506, REMIC, 4.00%, 04/15/44	6	6
Series LB-4522, REMIC, 4.00%, 06/15/44	5	5
Series LB-4535, REMIC, 4.00%, 08/15/44	5	5
Series CD-5266, REMIC, 4.50%, 10/25/44	431	424
Series BA-5000, REMIC, 2.00%, 04/25/45	431	389
Series LA-4646, REMIC, 4.00%, 09/15/45	36	36
Series KB-4692, REMIC, 4.00%, 10/15/46	123	118
Series TA-5210, REMIC, 3.50%, 11/25/46	202	186
Series AG-5176, REMIC, 2.00%, 01/25/47	682	581
Series PA-4746, REMIC, 4.00%, 02/15/47	60	57
Series KA-5180, REMIC, 2.50%, 10/25/47	177	155
Series LB-5202, REMIC, 2.50%, 10/25/47	176	154
Series GC-5159, REMIC, 2.00%, 11/25/47	142	121
Series BA-5190, REMIC, 2.50%, 11/25/47	216	189
Series BA-5198, REMIC, 2.50%, 11/25/47	326	287
Series DA-5197, REMIC, 2.50%, 11/25/47	164	144
Series A-5248, REMIC, 4.00%, 04/15/48	428	415
Series P-5236, REMIC, 5.00%, 04/25/48	157	156
Series M-5164, REMIC, 2.50%, 07/25/48	142	122
Series EA-5159, REMIC, 2.50%, 08/25/48	139	119
Series A-5182, REMIC, 2.50%, 10/25/48	1,175	1,010
Series LA-5200, REMIC, 3.00%, 10/25/48	405	363
Series AG-5202, REMIC, 3.00%, 01/25/49	130	116
Series TP-5178, REMIC, 2.50%, 04/25/49	307	263
Series BA-5169, REMIC, 2.50%, 05/25/49	613	524
Series CA-5190, REMIC, 2.50%, 05/25/49	179	153
Series TP-5189, REMIC, 2.50%, 05/25/49	214	183
Series A-5197, REMIC, 2.50%, 06/25/49	179	153
Series TP-5169, REMIC, 2.50%, 06/25/49	141	120
Series CA-5191, REMIC, 2.50%, 04/25/50	208	175
Series CB-5175, REMIC, 2.50%, 04/25/50	885	748
Series UA-5202, REMIC, 3.00%, 04/25/50	198	175
Series BE-5058, REMIC, 3.00%, 11/25/50	314	264
Series PK-5220, REMIC, 3.50%, 01/25/51	255	237
Series CG-5214, REMIC, 3.50%, 04/25/52	175	163
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	444	404
Series 2020-JC-45, REMIC, 1.50%, 07/25/40	785	646
Series 2022-AB-69, REMIC, 4.50%, 01/25/44	424	410
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	2,509	2,351
Series 2020-BA-51, REMIC, 2.00%, 06/25/46	433	375
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	135	124
Series 2022-GC-15, REMIC, 3.00%, 01/25/47	307	282
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	1,944	1,839
Series 2022-BH-17, REMIC, 3.00%, 05/25/47	335	309
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	266	255
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,574	1,350
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	542	471
Series 2022-E-7, REMIC, 2.50%, 11/25/47	680	598
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	172	140
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	183	149
Series 2022-D-3, REMIC, 2.00%, 02/25/48	683	593
Series 2022-A-7, REMIC, 3.00%, 05/25/48	414	371
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	210	188
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	253	229
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	291	261
Series 2021-H-59, REMIC, 2.00%, 06/25/48	163	131
Series 2022-E-30, REMIC, 4.50%, 07/25/48	323	312
Series 2021-L-85, REMIC, 2.50%, 08/25/48	151	129
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	463	398
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	103	98
Series 2021-AH-96, REMIC, 2.50%, 03/25/49	711	611
Series 2022-B-4, REMIC, 2.50%, 05/25/49	179	153
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	707	603
Series 2022-B-11, REMIC, 3.00%, 06/25/49	216	194
Series 2021-A-68, REMIC, 2.00%, 07/25/49	289	224
Series 2022-BA-5, REMIC, 2.50%, 12/25/49	228	190
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	246	209
Series 2022-A-28, REMIC, 2.50%, 02/25/52	580	538
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	72	64
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	226	198
Series 2019-F-11, REMIC, 4.88%, (1 Month Term SOFR + 0.51%), 01/20/49 (f)	144	143
Series 2019-NF-23, REMIC, 4.93%, (1 Month Term SOFR + 0.56%), 02/20/49 (f)	81	80
Series 2019-FB-153, REMIC, 4.93%, (1 Month Term SOFR + 0.56%), 12/20/49 (f)	387	378
		25,932
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K045, REMIC, 3.02%, 01/25/25	286	285
Series A2-K049, REMIC, 3.01%, 07/25/25	99	98
Series A2-K736, REMIC, 2.28%, 07/25/26	797	773
Series A2-K058, REMIC, 2.65%, 08/25/26	836	811
Series A2-K065, REMIC, 3.24%, 04/25/27	2,400	2,339
Series A2-K066, REMIC, 3.12%, 06/25/27	100	96
Series A2-K072, REMIC, 3.44%, 12/25/27	300	289
Series A2-K074, REMIC, 3.60%, 01/25/28	400	390
Series A2-K744, REMIC, 1.71%, 07/25/28	290	263
Series A2-K085, REMIC, 4.06%, 10/25/28 (f)	300	293

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Series A2-K091, REMIC, 3.51%, 03/25/29	500	477
Series A2-K751, REMIC, 4.41%, 03/25/30	367	361
Series K-A2-151, REMIC, 3.80%, 10/25/32 (f)	100	93
Series K-A2-164, REMIC, 5.00%, 05/25/34	100	100
Series K-A2-165, REMIC, 4.49%, 09/25/34	100	96
		6,764
Total Government And Agency Obligations (cost $1,013,597)		927,126
CORPORATE BONDS AND NOTES 26.3%
Financials 11.1%
Abu Dhabi Developmental Holding Company PJSC
5.50%, 05/08/34 (d)	200	203
5.25%, 10/02/54 (d)	200	183
Acrisure, LLC
8.25%, 02/01/29 (d)	45	46
4.25%, 02/15/29 (d)	40	38
8.50%, 06/15/29 (d)	45	47
6.00%, 08/01/29 (d)	140	134
7.50%, 11/06/30 (d)	45	46
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	540	544
2.45%, 10/29/26	561	537
6.45%, 04/15/27	867	894
3.00%, 10/29/28	588	545
5.10%, 01/19/29	1,651	1,650
3.30%, 01/30/32	629	548
AIA Group Limited
3.20%, 09/16/40 (d)	538	392
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (d)	94	94
5.88%, 11/01/29 (d) (j)	15	14
7.00%, 01/15/31 (d)	10	10
6.50%, 10/01/31 (d)	20	20
7.38%, 10/01/32 (d)	70	71
Alliant Holdings LP
10.00%, 12/31/99 (k)	46	45
Ally Financial Inc.
4.70%, (100, 05/15/28) (l)	483	449
5.75%, 11/20/25	670	674
7.10%, 11/15/27	1,430	1,508
5.54%, 01/17/31	200	198
8.00%, 11/01/31	1,114	1,233
6.70%, 02/14/33 (j)	30	30
6.65%, 01/17/40	93	90
AmWINS Group, Inc.
6.38%, 02/15/29 (d)	95	95
4.88%, 06/30/29 (d)	50	47
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (d)	165	167
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,904
Ares Strategic Income Fund
5.70%, 03/15/28 (d)	1,335	1,335
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	75	76
7.50%, 02/15/32 (d) (j)	115	124
Athene Global Funding
5.34%, 01/15/27 (d)	2,128	2,141
5.58%, 01/09/29 (d)	952	961
Avolon Holdings Funding Limited
4.38%, 05/01/26 (d)	2,900	2,869
Azorra Finance Limited
7.75%, 04/15/30 (d)	95	94
Azul Secured Finance LLP
11.50%, 05/28/29 (d) (m)	143	86
Banco de Credito del Peru
5.80%, 03/10/35 (d)	115	113
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (d) (l)	200	206
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 04/15/25) (d) (f) (l)	195	195
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (d) (l)	200	197
Bank of America Corporation
5.88%, (100, 03/15/28) (l)	160	161
4.18%, 11/25/27	3,725	3,657
4.38%, 04/27/28	3,800	3,760
2.30%, 07/21/32	1,360	1,134
2.97%, 02/04/33	3,100	2,666
5.02%, 07/22/33	5,250	5,153
Barclays PLC
5.83%, 05/09/27	1,980	2,001
6.49%, 09/13/29	1,408	1,463
5.69%, 03/12/30 (n)	1,000	1,006
5.09%, 06/20/30 (n)	2,500	2,433
6.22%, 05/09/34	1,083	1,111
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (d)	200	185
BCI Miami
8.75%, (100, 02/08/29) (d) (l)	200	209
Blackstone Private Credit Fund
4.70%, 03/24/25	4,923	4,916
7.05%, 09/29/25	1,229	1,246
Block, Inc.
3.50%, 06/01/31	55	48
6.50%, 05/15/32 (d)	345	349
BNP Paribas
2.22%, 06/09/26 (d) (n)	1,123	1,107
Capital One Financial Corporation
2.64%, 03/03/26	644	641
4.99%, 07/24/26	1,017	1,017
4.93%, 05/10/28	2,117	2,107
3.27%, 03/01/30	2,123	1,962
5.25%, 07/26/30	1,600	1,593
7.62%, 10/30/31	1,228	1,354
Citigroup Inc.
6.75%, (100, 02/15/30) (l)	45	45
7.13%, (100, 08/15/29) (l)	95	97
4.60%, 03/09/26	309	308
4.30%, 11/20/26	200	198
3.07%, 02/24/28	4,000	3,847
2.67%, 01/29/31	2,300	2,032
4.41%, 03/31/31	1,522	1,461
4.91%, 05/24/33	491	474
Coinbase Global, Inc.
3.63%, 10/01/31 (d)	130	110
Commonwealth Bank of Australia
3.61%, 09/12/34 (d) (n)	384	352
Corebridge Financial, Inc.
3.50%, 04/04/25	294	293
3.65%, 04/05/27	420	408
3.90%, 04/05/32	1,490	1,356
4.35%, 04/05/42	111	92
4.40%, 04/05/52	330	265
Deutsche Bank Aktiengesellschaft
5.00%, 09/11/30 (n)	5,000	4,867
3.73%, 01/14/32 (n)	2,500	2,177
Discover Financial Services
5.50%, (100, 10/30/27) (j) (l)	30	29
Encore Capital Group, Inc.
9.25%, 04/01/29 (d) (n)	100	107
8.50%, 05/15/30 (d)	170	179
Equitable Holdings, Inc.
4.57%, 02/15/29 (d)	257	250
Five Corners Funding Trust II
2.85%, 05/15/30 (d)	1,710	1,526
Ford Motor Credit Company LLC
4.95%, 05/28/27	1,700	1,685
GGAM Finance Ltd.
7.75%, 05/15/26 (d)	240	243
8.00%, 02/15/27 - 06/15/28 (d)	242	251
6.88%, 04/15/29 (d)	20	20
5.88%, 03/15/30 (d)	155	152

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (d)	110	112
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (l)	45	44
3.62%, 03/15/28	3,900	3,794
4.22%, 05/01/29	5,000	4,863
3.80%, 03/15/30	2,570	2,406
2.38%, 07/21/32	1,355	1,130
3.10%, 02/24/33	2,900	2,499
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (d)	235	246
Hightower Holdings LLC
6.75%, 04/15/29 (d)	45	45
9.13%, 01/31/30 (d)	180	189
HUB International Limited
7.25%, 06/15/30 (d)	115	118
Icahn Enterprises L.P.
6.25%, 05/15/26	126	125
5.25%, 05/15/27	335	317
9.75%, 01/15/29	100	100
4.38%, 02/01/29	100	83
10.00%, 11/15/29 (d)	55	55
9.00%, 06/15/30	115	110
Intesa Sanpaolo SPA
5.71%, 01/15/26 (d)	3,028	3,028
4.20%, 06/01/32 (d)	200	174
Jane Street Group, LLC
4.50%, 11/15/29 (d)	50	47
7.13%, 04/30/31 (d)	140	144
6.13%, 11/01/32 (d)	105	104
Jefferies Finance LLC
5.00%, 08/15/28 (d)	25	23
6.63%, 10/15/31 (d)	200	200
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (l)	205	204
4.32%, 04/26/28	3,800	3,755
3.51%, 01/23/29	1,850	1,773
5.30%, 07/24/29	1,500	1,514
4.49%, 03/24/31	4,900	4,755
2.96%, 05/13/31	677	605
4.59%, 04/26/33	3,532	3,383
4.91%, 07/25/33	1,287	1,258
5.72%, 09/14/33	1,700	1,733
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (d)	10	10
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (d)	200	214
M&T Bank Corporation
3.50%, (100, 09/01/26) (l)	20	19
5.13%, (100, 11/01/26) (j) (l)	42	41
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (d)	145	149
8.13%, 03/30/29 (d)	100	106
6.50%, 03/26/31 (d)	135	139
MDGH - GMTN B.V.
2.88%, 11/07/29 (d)	200	182
MDGH GMTN (RSC) Ltd.
4.38%, 11/22/33 (d)	200	188
5.08%, 05/22/53 (d)	200	184
Morgan Stanley
4.00%, 07/23/25	150	149
4.21%, 04/20/28	5,800	5,717
5.45%, 07/20/29	788	797
4.43%, 01/23/30	1,000	973
3.62%, 04/01/31	4,344	4,033
4.89%, 07/20/33	1,207	1,169
NatWest Group PLC
3.07%, 05/22/28 (n)	712	681
Navient Corporation
5.00%, 03/15/27	25	24
4.88%, 03/15/28	25	24
5.63%, 08/01/33	35	30
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (d) (j) (l)	200	190
OneMain Finance Corporation
7.13%, 03/15/26 - 11/15/31	180	183
3.50%, 01/15/27	91	87
6.63%, 05/15/29	140	142
7.50%, 05/15/31	195	200
Panther Escrow Issuer LLC
7.13%, 06/01/31 (d)	140	141
Pine Street Trust II
5.57%, 02/15/49 (d)	1,000	924
PRA Group, Inc.
8.88%, 01/31/30 (d)	110	114
PTT Treasury Center Company Limited
3.70%, 07/16/70 (d)	50	33
Regions Bank
6.45%, 06/26/37	500	511
RITHM Capital Corp.
6.25%, 10/15/25 (d)	22	22
8.00%, 04/01/29 (d)	45	45
Saks Global Enterprises LLC
11.00%, 12/15/29 (d)	110	106
Shift4 Payments, LLC
6.75%, 08/15/32 (d)	60	61
Shriram Finance Limited
4.15%, 07/18/25 (d)	200	198
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (j)	538	543
SLM Corporation
4.20%, 10/29/25	55	54
Societe Generale
1.49%, 12/14/26 (d)	1,483	1,431
Starwood Property Trust, Inc.
4.75%, 03/15/25	10	10
3.63%, 07/15/26 (d)	20	19
7.25%, 04/01/29 (d)	55	56
6.00%, 04/15/30 (d)	85	83
6.50%, 07/01/30 (d)	100	100
Synchrony Financial
5.15%, 03/19/29	1,103	1,086
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (d) (g) (h) (i) (k) (l)	200	—
Teachers Insurance And Annuity Association of America
4.90%, 09/15/44 (d)	640	571
Tiaa Asset Management, LLC
4.00%, 11/01/28 (d)	425	412
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	177	177
UBS Group AG
4.55%, 04/17/26 (n)	699	696
1.49%, 08/10/27 (d) (n)	836	793
4.28%, 01/09/28 (d) (n)	2,059	2,006
3.87%, 01/12/29 (d) (n)	303	292
4.19%, 04/01/31 (d) (n)	1,376	1,295
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.86%, 06/19/32 (d)	45	45
5.46%, 06/30/35 (d) (n)	157	151
Unum Group
5.75%, 08/15/42	1,500	1,464
UWM Holdings Corporation
6.63%, 02/01/30 (d)	185	184
VFH Parent LLC
7.50%, 06/15/31 (d)	105	108
VistaJet Group Holding SA
9.50%, 06/01/28 (d) (j)	55	55
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (d)	119	116
6.38%, 02/01/30 (d) (j)	305	267
Wells Fargo & Company
6.85%, (100, 09/15/29) (l)	90	93
3.53%, 03/24/28	5,123	4,970
5.57%, 07/25/29	1,500	1,523
4.48%, 04/04/31	4,110	3,988
5.50%, 01/23/35	722	718
5.01%, 04/04/51	2,314	2,050

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Western Alliance Bancorporation
3.00%, 06/15/31	220	208
Westpac Banking Corporation
4.11%, 07/24/34 (n)	558	525
		167,767
Energy 3.7%
ADNOC Murban RSC Ltd.
5.13%, 09/11/54 (d)	200	180
Aethon United BR LP
7.50%, 10/01/29 (d)	140	143
Antero Midstream Partners LP
5.38%, 06/15/29 (d)	100	97
Archrock Partners, L.P.
6.63%, 09/01/32 (d)	90	90
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (d)	200	199
Bapco Energies B.S.C. Closed
7.50%, 10/25/27 (d)	110	113
8.38%, 11/07/28 (d)	40	43
Baytex Energy Corp.
7.38%, 03/15/32 (d)	95	93
Blue Racer Midstream, LLC
7.00%, 07/15/29 (d)	35	36
7.25%, 07/15/32 (d)	35	36
BP Capital Markets P.L.C.
6.13%, (100, 03/18/35) (l)	50	49
California Resources Corporation
7.13%, 02/01/26 (d)	27	27
8.25%, 06/15/29 (d)	250	253
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (d)	50	51
Canacol Energy Ltd.
5.75%, 11/24/28 (d)	351	197
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,165
6.75%, 11/15/39	36	39
5.40%, 06/15/47	89	79
3.75%, 02/15/52	140	96
Cenub Qaz Dehlizi, Qapali Sehmdar Cemiyyeti
6.88%, 03/24/26 (d)	205	208
Cheniere Energy Partners, L.P.
5.75%, 08/15/34 (d)	40	40
Citgo Petroleum Corporation
7.00%, 06/15/25 (d)	7	7
6.38%, 06/15/26 (d)	170	170
8.38%, 01/15/29 (d)	156	161
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	190	174
CNX Resources Corporation
6.00%, 01/15/29 (d)	45	44
7.25%, 03/01/32 (d)	80	81
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (d)	230	226
Columbia Pipelines Operating Company LLC
6.04%, 11/15/33 (d)	492	505
6.50%, 08/15/43 (d)	147	152
6.54%, 11/15/53 (d)	265	278
6.71%, 08/15/63 (d)	158	168
Comstock Resources, Inc.
6.75%, 03/01/29 (d)	75	73
5.88%, 01/15/30 (d)	240	224
CQP Holdco LP
7.50%, 12/15/33 (d)	250	263
CrownRock, L.P.
5.00%, 05/01/29 (d)	35	35
CVR Energy, Inc.
5.75%, 02/15/28 (d)	120	111
8.50%, 01/15/29 (d)	205	197
Delek Logistics Partners, LP
7.13%, 06/01/28 (d)	235	234
8.63%, 03/15/29 (d)	38	39
DT Midstream, Inc.
4.13%, 06/15/29 (d)	100	94
Ecopetrol S.A.
4.63%, 11/02/31	75	62
8.88%, 01/13/33	310	315
8.38%, 01/19/36	70	67
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (d)	275	235
Empresa Nacional del Petroleo
5.95%, 07/30/34 (d)	200	200
Energean Israel Finance Ltd
4.88%, 03/30/26 (i)	220	215
5.38%, 03/30/28	105	97
5.88%, 03/30/31	40	35
Energean PLC
6.50%, 04/30/27 (d)	319	317
Energy Transfer LP
6.63%, (100, 02/15/28) (l)	95	93
5.25%, 04/15/29	925	930
3.75%, 05/15/30	327	305
5.30%, 04/15/47	700	618
6.00%, 06/15/48	490	473
5.00%, 05/15/50	930	787
Enfragen Energia Sur SA.
5.38%, 12/30/30 (d)	385	327
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (d)	200	194
EQM Midstream Partners, LP
7.50%, 06/01/27 (d)	120	122
6.50%, 07/01/27 (d)	115	117
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (d)	62	53
2.63%, 03/31/36 (d)	300	244
Genesis Energy, L.P.
8.00%, 05/15/33	235	230
Geopark Limited
5.50%, 01/17/27 (d)	110	106
Global Partners LP
6.88%, 01/15/29	325	323
Golar LNG Limited
7.00%, 10/20/25	215	217
7.75%, 09/19/29	200	199
Gran Tierra Energy Inc.
9.50%, 10/15/29 (d)	330	307
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (d)	200	201
6.51%, 02/23/42 (d)	200	202
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	160	146
Halliburton Company
3.80%, 11/15/25	5	5
Harbour Energy PLC
5.50%, 10/15/26 (d)	30	30
Harvest Midstream I, L.P.
7.50%, 09/01/28 - 05/15/32 (d)	250	253
Hess Corporation
7.13%, 03/15/33	1,351	1,499
5.60%, 02/15/41	1,013	999
5.80%, 04/01/47	601	601
Hess Infrastructure Partners LP
5.63%, 02/15/26 (d)	170	170
6.50%, 06/01/29 (d)	145	147
4.25%, 02/15/30 (d)	60	55
5.50%, 10/15/30 (d)	20	19
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (d)	190	199
7.38%, 07/15/32 (d)	60	61
Investment Energy Resources Limited
6.25%, 04/26/29 (d)	200	192
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (d)	60	58
5.75%, 04/19/47 (d)	35	30
Kinetik Holdings LP
6.63%, 12/15/28 (d)	145	148
5.88%, 06/15/30 (d)	95	94

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Kosmos Energy Ltd.
7.75%, 05/01/27 (d)	25	24
7.50%, 03/01/28 (d)	135	128
8.75%, 10/01/31 (d) (j)	480	451
Leviathan Bond Ltd
6.13%, 06/30/25 (i)	95	94
Matador Resources Company
6.50%, 04/15/32 (d)	115	114
6.25%, 04/15/33 (d)	50	49
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	221	184
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (d)	250	263
Mesquite Energy, Inc.
0.00%, 02/15/23 (d) (g) (h)	269	4
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (d)	180	176
MPLX LP
4.95%, 09/01/32	993	958
4.50%, 04/15/38	675	588
4.70%, 04/15/48	325	266
Murphy Oil Corporation
6.00%, 10/01/32	30	29
Nabors Industries, Inc.
9.13%, 01/31/30 (d)	25	25
8.88%, 08/15/31 (d)	75	70
NextEra Energy Operating Partners, LP
4.50%, 09/15/27 (d)	55	52
NFE Fing LLC
12.00%, 11/15/29 (d)	811	852
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (d)	145	150
Occidental Petroleum Corporation
7.50%, 05/01/31	1,400	1,531
6.45%, 09/15/36	1,135	1,162
6.60%, 03/15/46	1,375	1,387
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	99	93
ONEOK, Inc.
4.25%, 09/24/27	338	333
4.40%, 10/15/29	353	342
4.75%, 10/15/31	688	665
Parkland Corporation
4.50%, 10/01/29 (d)	60	56
4.63%, 05/01/30 (d)	210	193
6.63%, 08/15/32 (d)	55	54
PBF Holding Company LLC
6.00%, 02/15/28	73	70
7.88%, 09/15/30 (d)	192	188
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	322
Permian Resources Operating, LLC
7.00%, 01/15/32 (d)	25	25
6.25%, 02/01/33 (d)	40	40
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (g) (h) (i)	10,380	956
0.00%, 05/17/35 (d) (g) (h)	330	37
Petroleos Mexicanos
6.88%, 10/16/25 - 08/04/26	135	134
6.49%, 01/23/27	395	383
6.50%, 03/13/27 - 06/02/41	385	361
5.95%, 01/28/31	2,235	1,886
6.70%, 02/16/32	500	436
6.38%, 01/23/45	60	40
6.75%, 09/21/47	8,860	6,085
6.35%, 02/12/48	4,400	2,894
7.69%, 01/23/50	741	558
6.95%, 01/28/60	115	79
Petronas Capital Limited
3.50%, 04/21/30 (d)	50	46
3.40%, 04/28/61 (d)	105	68
Petrorio Luxembourg Trading S.A. R.L.
6.13%, 06/09/26 (d)	75	74
Phillips 66
3.85%, 04/09/25	87	87
Plains All American Pipeline, L.P.
8.90%, (3 Month Term SOFR + 4.37%), (100, 2/9/2025) (f) (l)	292	291
3.55%, 12/15/29	188	175
Prairie Acquiror LP
9.00%, 08/01/29 (d)	100	103
PT Pertamina (Persero)
4.18%, 01/21/50 (d)	50	38
Qatarenergy
1.38%, 09/12/26 (d)	325	307
2.25%, 07/12/31 (d)	200	168
3.13%, 07/12/41 (d)	110	81
3.30%, 07/12/51 (d)	350	239
Saudi Arabian Oil Company
3.50%, 04/16/29 (d) (j)	315	296
2.25%, 11/24/30 (d)	380	324
4.25%, 04/16/39 (d) (j)	285	246
4.38%, 04/16/49 (d)	35	28
3.25%, 11/24/50 (d)	130	85
5.88%, 07/17/64 (d)	200	186
3.50%, 11/24/70 (d)	65	40
Seadrill Finance Limited
8.38%, 08/01/30 (d)	45	46
Seplat Energy PLC
7.75%, 04/01/26 (d)	25	25
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (d)	60	62
SM Energy Company
6.75%, 08/01/29 (d)	20	20
7.00%, 08/01/32 (d)	20	20
Southwestern Energy Company
4.75%, 02/01/32	95	88
Sunnova Energy Corporation
5.88%, 09/01/26 (d)	225	187
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	200	180
Sunoco LP
5.88%, 03/15/28	95	95
7.00%, 05/01/29 (d)	20	21
4.50%, 05/15/29	160	150
7.25%, 05/01/32 (d)	40	41
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (d)	850	804
Talos Production Inc.
9.00%, 02/01/29 (d)	30	31
9.38%, 02/01/31 (d)	55	56
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (d)	140	119
Terraform Power Operating, LLC
4.75%, 01/15/30 (d)	50	46
TGS ASA
8.50%, 01/15/30 (d)	200	206
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (d)	110	112
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	144
3.95%, 05/15/50	509	377
Transmontaigne Partners LLC
6.13%, 02/15/26	245	243
Transocean Inc
8.00%, 02/01/27 (d)	130	130
8.25%, 05/15/29 (d)	30	29
8.75%, 02/15/30 (d)	76	79
8.50%, 05/15/31 (d)	115	113
Tullow Oil PLC
7.00%, 03/01/25 (d)	30	26
10.25%, 05/15/26 (d)	365	314
USA Compression Finance Corp.
6.88%, 09/01/27	50	50
7.13%, 03/15/29 (d)	95	97
Valaris Limited
8.38%, 04/30/30 (d)	165	167
Vallourec
7.50%, 04/15/32 (d)	235	247

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Viridien
8.75%, 04/01/27 (d)	210	206
Western Midstream Operating, LP
4.05%, 02/01/30 (e) (o)	4,300	4,033
Williams Companies, Inc., The
4.65%, 08/15/32	1,037	985
Yinson Boronia Production B.V.
8.95%, 07/31/42 (d)	290	301
		56,286
Real Estate 2.0%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	403
American Tower Corporation
5.00%, 01/31/30	46	46
Anywhere Real Estate Group LLC
0.25%, 06/15/26 (n)	93	83
5.75%, 01/15/29 (d)	45	36
5.25%, 04/15/30 (d) (j)	19	14
7.00%, 04/15/30 (d) (j)	116	103
Boston Properties Limited Partnership
6.75%, 12/01/27	740	771
Brandywine Operating Partnership, L.P.
8.30%, 03/15/28 (e) (o)	1,062	1,120
4.55%, 10/01/29	189	171
COPT Defense Properties
2.25%, 03/15/26	257	249
2.75%, 04/15/31	187	159
CTR Partnership, L.P.
3.88%, 06/30/28 (d)	110	104
GLP Financing, LLC
5.63%, 09/15/34	167	164
HAT Holdings I LLC
3.38%, 06/15/26 (d)	163	158
8.00%, 06/15/27 (d)	45	47
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	197
3.10%, 02/15/30	193	173
Howard Hughes Corporation, The
4.13%, 02/01/29 (d)	195	180
Hudson Pacific Properties, L.P.
4.65%, 04/01/29 (j)	2,500	1,883
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	1,513	1,392
Iron Mountain Incorporated
4.88%, 09/15/27 (d)	20	20
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	124
Kilroy Realty, L.P.
4.75%, 12/15/28	925	905
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (d)	90	85
7.00%, 07/15/31 (d)	90	92
MPT Operating Partnership, L.P.
3.33%, 03/24/25, EUR	110	110
5.25%, 08/01/26 (j)	232	213
5.00%, 10/15/27 (j)	457	386
3.50%, 03/15/31	585	371
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	5,000	4,941
3.63%, 10/01/29	852	786
3.38%, 02/01/31	1,626	1,443
3.25%, 04/15/33	1,217	1,019
Park Intermediate Holdings LLC
7.00%, 02/01/30 (d)	35	36
Piedmont Operating Partnership, LP
2.75%, 04/01/32 (j)	207	164
Realty Income Corporation
3.40%, 01/15/28	238	229
2.20%, 06/15/28	133	122
Redfin Corporation
0.50%, 04/01/27 (n)	230	177
Retail Properties of America, Inc.
4.75%, 09/15/30	58	57
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,160
Safehold GL Holdings LLC
2.80%, 06/15/31	60	51
2.85%, 01/15/32	131	110
5.65%, 01/15/35	60	59
Star Holdings
8.75%, 08/01/31 (d)	55	55
Store Capital LLC
2.75%, 11/18/30	329	284
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	210
2.70%, 07/15/31	617	519
Tanger Properties Limited Partnership
3.13%, 09/01/26 (j)	3,000	2,910
2.75%, 09/01/31	1,630	1,375
Uniti Group Inc.
10.50%, 02/15/28 (d)	292	311
6.50%, 02/15/29 (d) (j)	495	450
6.00%, 01/15/30 (d)	250	220
VICI Properties Inc.
4.63%, 06/15/25 (d)	55	55
4.50%, 09/01/26 (d)	50	49
4.25%, 12/01/26 (d)	8	8
4.63%, 12/01/29 (d)	80	77
VICI Properties L.P.
4.38%, 05/15/25	112	112
4.75%, 02/15/28	969	959
4.95%, 02/15/30	1,407	1,383
5.13%, 05/15/32	345	335
Vornado Realty L.P.
2.15%, 06/01/26	271	258
		29,683
Communication Services 1.7%
Acuris Finance US, Inc.
5.00%, 05/01/28 (d)	165	149
9.00%, 08/01/29 (d)	150	144
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (d)	195	184
Altice Financing S.A.
5.75%, 08/15/29 (d)	448	329
Altice France
6.00%, 02/15/28 (d)	110	29
Altice France Holding S.A.
5.50%, 01/15/28 (d)	95	71
5.13%, 01/15/29 (d)	255	193
5.13%, 07/15/29 (d)	560	420
AT&T Inc.
2.55%, 12/01/33	238	192
4.90%, 08/15/37	400	377
3.80%, 12/01/57	2,900	2,003
3.65%, 09/15/59	235	156
Axian Telecom
7.38%, 02/16/27 (d)	256	255
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	351	347
Cablevision Lightpath LLC
5.63%, 09/15/28 (d)	10	9
CCO Holdings, LLC
5.00%, 02/01/28 (d)	470	453
4.75%, 03/01/30 (d)	130	119
4.50%, 08/15/30 (d)	60	54
4.75%, 02/01/32 (d)	435	382
4.50%, 05/01/32	75	65
4.50%, 06/01/33 (d)	90	76
Charter Communications Operating, LLC
6.10%, 06/01/29	694	709
2.30%, 02/01/32	166	132
4.40%, 04/01/33	487	435
6.55%, 06/01/34	479	490
5.38%, 05/01/47	2,440	1,994
4.80%, 03/01/50	4,552	3,424
5.50%, 04/01/63	487	386

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (d)	60	58
9.00%, 09/15/28 (d)	65	68
7.50%, 06/01/29 (d)	150	131
7.88%, 04/01/30 (d)	160	165
CMG Media Corporation
8.88%, 06/18/29 (d)	40	30
Cogent Communications Group, LLC
7.00%, 06/15/27 (d)	155	155
Colombia Telecomunicaciones S.A. E.S.P.
4.95%, 07/17/30 (d)	45	38
CommScope, LLC.
4.75%, 09/01/29 (d)	215	192
Connect Finco SARL
9.00%, 09/15/29 (d)	62	56
Consolidated Communications, Inc.
5.00%, 10/01/28 (d)	50	46
CSC Holdings, LLC
5.50%, 04/15/27 (d)	65	58
4.13%, 12/01/30 (d)	190	137
4.63%, 12/01/30 (d)	316	164
3.38%, 02/15/31 (d)	345	243
4.50%, 11/15/31 (d)	150	108
CT Trust
5.13%, 02/03/32 (d)	200	179
DISH DBS Corporation
7.38%, 07/01/28	80	57
5.13%, 06/01/29	100	63
DISH Network Corporation
11.75%, 11/15/27 (d)	209	221
EchoStar Corporation
10.75%, 11/30/29	917	987
3.88%, 11/30/30 (m) (n)	183	195
6.75%, 11/30/30 (m)	213	194
Frontier Communications Holdings, LLC
6.00%, 01/15/30 (d)	115	115
8.75%, 05/15/30 (d)	8	8
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (d)	35	34
IHS Holding Limited
5.63%, 11/29/26 (d)	113	111
6.25%, 11/29/28 (d)	20	19
7.88%, 05/29/30 (d)	395	389
8.25%, 11/29/31 (d)	200	198
Iliad Holding
8.50%, 04/15/31 (d)	165	175
7.00%, 04/15/32 (d)	200	201
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	105	97
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (d)	25	24
9.50%, 05/30/29 (d)	150	157
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (d)	217	196
5.13%, 07/15/29 (d) (j)	375	302
Level 3 Financing, Inc.
4.63%, 09/15/27 (d)	10	9
4.25%, 07/01/28 (d)	20	18
3.63%, 01/15/29 (d)	65	52
4.88%, 06/15/29 (d)	15	13
3.75%, 07/15/29 (d)	20	16
4.50%, 04/01/30 (d)	71	59
10.50%, 05/15/30 (d)	405	441
3.88%, 10/15/30 (d)	110	88
4.00%, 04/15/31 (d)	55	44
10.00%, 10/15/32 (d)	20	20
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (d)	450	352
Lumen Technologies Inc.
4.50%, 01/15/29 (d)	25	21
Match Group Holdings II, LLC
4.13%, 08/01/30 (d)	45	40
3.63%, 10/01/31 (d)	57	49
Millicom International Cellular SA
5.13%, 01/15/28 (d)	171	164
4.50%, 04/27/31 (d)	200	176
7.38%, 04/02/32 (d)	50	50
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (d)	70	71
Network I2I Limited
3.98%, (100, 03/03/26) (d) (l)	50	49
5.65%, (100, 01/15/25) (d) (l)	120	120
Outfront Media Capital Corporation
7.38%, 02/15/31 (d)	145	152
Sable International Finance Limited
7.13%, 10/15/32 (d)	400	392
Sirius XM Radio Inc.
4.13%, 07/01/30 (d)	55	48
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (d)	260	236
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (d)	130	129
Tencent Holdings Limited
1.81%, 01/26/26 (d)	50	48
3.98%, 04/11/29 (d)	40	38
2.39%, 06/03/30 (d) (j)	65	57
T-Mobile USA, Inc.
3.75%, 04/15/27	870	850
3.88%, 04/15/30	40	38
4.38%, 04/15/40	40	35
4.50%, 04/15/50	40	33
Verizon Communications Inc.
2.55%, 03/21/31	846	729
4.78%, 02/15/35 (d)	179	170
4.86%, 08/21/46	580	517
5.01%, 04/15/49	138	127
Virgin Media Finance PLC
5.00%, 07/15/30 (d)	165	139
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (d)	195	168
VTR Comunicaciones SpA
5.13%, 01/15/28 (d) (j)	157	146
4.38%, 04/15/29 (d)	100	89
VTR Finance N.V.
6.38%, 07/15/28 (d) (j)	170	161
Wayfair LLC
7.25%, 10/31/29 (d)	95	95
Windstream Services, LLC
8.25%, 10/01/31 (d) (j)	355	367
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d) (j)	95	88
Ziggo B.V.
4.88%, 01/15/30 (d)	100	92
		25,944
Consumer Discretionary 1.5%
Alibaba Group Holding Limited
2.13%, 02/09/31 (j)	65	55
Amer Sports Company
6.75%, 02/16/31 (d)	205	207
Aramark Services, Inc.
5.00%, 02/01/28 (d)	115	112
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	75	68
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (d)	115	112
Azul Secured Finance II LLP
12.82%, 01/28/25 (d) (m)	6	6
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/27 (d) (m)	40	40
Beazer Homes USA, Inc.
7.50%, 03/15/31 (d)	75	76
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (d)	135	135
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d) (j)	85	80
7.00%, 02/15/30 (d)	51	52
6.50%, 02/15/32 (d)	180	181
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
6.00%, 10/15/32 (d) (j)	145	140
Carnival Corporation
7.63%, 03/01/26 (d)	125	125
4.00%, 08/01/28 (d)	110	104
10.50%, 06/01/30 (d)	455	486
Carvana Co.
5.63%, 10/01/25 (d)	208	206
5.88%, 10/01/28 (d)	110	99
12.00%, 12/01/28 (d) (m)	58	62
4.88%, 09/01/29 (d)	245	204
10.25%, 05/01/30 (d)	145	151
Constellation Merger Sub Inc.
8.50%, 09/15/25 (d)	55	54
Corporacion Geo, S.A.B. De C.V.
0.00%, 12/31/49 (g) (h) (k)	99	—
Crocs, Inc.
4.13%, 08/15/31 (d)	50	43
Cruise Yacht Upper Holdco Ltd
11.88%, 07/05/28 (i)	200	206
Discovery Communications, LLC
4.13%, 05/15/29	27	25
3.63%, 05/15/30	539	480
EG Global Finance PLC
12.00%, 11/30/28 (d)	719	804
Eldorado Resorts, Inc.
8.13%, 07/01/27 (d)	68	69
Fertitta Entertainment LLC
4.63%, 01/15/29 (d)	50	46
6.75%, 01/15/30 (d)	295	272
GENM Capital Labuan Limited
3.88%, 04/19/31 (d)	200	176
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 - 03/15/33 (d)	95	94
3.63%, 02/15/32 (d)	242	210
6.13%, 04/01/32 (d)	5	5
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (d)	100	94
JD.com, Inc.
3.38%, 01/14/30	185	171
Kohl's Corporation
4.25%, 07/17/25	60	59
Landsea Homes Corporation
8.88%, 04/01/29 (d)	50	50
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	165	152
Levi Strauss & Co.
3.50%, 03/01/31 (d)	55	48
LGI Homes, Inc.
8.75%, 12/15/28 (d)	40	42
4.00%, 07/15/29 (d)	60	54
7.00%, 11/15/32 (d)	165	163
Life Time, Inc.
5.75%, 01/15/26 (d)	212	212
8.00%, 04/15/26 (d)	155	155
6.00%, 11/15/31 (d)	250	247
Lindblad Expeditions, LLC
6.75%, 02/15/27 (d)	25	25
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	87
4.25%, 04/01/52	1,117	871
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (d)	135	119
McLaren Finance PLC
7.50%, 08/01/26 (d) (j)	190	189
Meituan
3.05%, 10/28/30 (d)	200	176
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (d)	50	48
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (d) (j)	150	119
MGM Resorts International
6.50%, 04/15/32	95	95
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (d)	166	165
NCL Corporation Ltd.
5.88%, 03/15/26 (d)	55	55
Newell Brands Inc.
6.38%, 05/15/30	90	90
6.63%, 05/15/32	80	81
6.88%, 04/01/36 (e) (o)	170	172
Nordstrom, Inc.
5.00%, 01/15/44	100	75
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (d)	4	4
Patrick Industries, Inc.
6.38%, 11/01/32 (d)	55	53
Prosus N.V.
3.68%, 01/21/30 (d)	45	40
3.06%, 07/13/31 (d)	125	105
4.19%, 01/19/32 (d)	200	178
Resideo Funding Inc.
6.50%, 07/15/32 (d)	60	60
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (d)	120	115
6.13%, 06/15/29 (d)	105	105
5.63%, 09/15/29 (d)	275	271
4.00%, 10/15/30 (d)	50	45
Rivian Automotive, Inc.
3.63%, 10/15/30 (n)	157	146
Rivian Holdings LLC
10.50%, (6 Month Term SOFR + 6.05%), 10/15/26 (d) (e) (f)	624	626
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (d)	60	60
5.63%, 09/30/31 (d)	95	93
6.25%, 03/15/32 (d)	141	143
6.00%, 02/01/33 (d)	180	180
Sally Holdings, LLC
6.75%, 03/01/32 (j)	95	95
Service Corporation International
5.75%, 10/15/32	45	44
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	7	7
Sotheby's, Inc.
7.38%, 10/15/27 (d)	145	143
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	379
5.50%, 09/01/41	2,000	1,694
Staples, Inc.
10.75%, 09/01/29 (d)	180	177
12.75%, 01/15/30 (d)	145	113
Station Casinos LLC
4.50%, 02/15/28 (d)	200	190
6.63%, 03/15/32 (d)	45	45
Stonemor Inc.
8.50%, 05/15/29 (d)	90	81
Taylor Morrison Communities, Inc.
5.13%, 08/01/30 (d)	43	41
Telekom Srbija A.D. Beograd
7.00%, 10/28/29 (d)	225	225
TKC Holdings, Inc.
6.88%, 05/15/28 (d)	156	154
10.50%, 05/15/29 (d)	180	182
TopBuild Corp.
4.13%, 02/15/32 (d)	195	173
TV Azteca S.A.B. de C.V.
0.00%, 08/09/26 (g) (h) (i)	300	111
Univision Communications Inc.
6.63%, 06/01/27 (d)	296	295
8.00%, 08/15/28 (d)	79	80
4.50%, 05/01/29 (d) (j)	25	22
8.50%, 07/31/31 (d)	145	142
Viking Cruises Limited
9.13%, 07/15/31 (d)	95	102
Warnermedia Holdings, Inc.
3.76%, 03/15/27	579	558
4.05%, 03/15/29	174	162
4.28%, 03/15/32	1,014	894
5.05%, 03/15/42	474	381

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
5.14%, 03/15/52	5,766	4,294
Windsor Holdings III, LLC
8.50%, 06/15/30 (d)	91	96
Wolverine World Wide, Inc.
4.00%, 08/15/29 (d)	105	92
Wynn Las Vegas, LLC
5.25%, 05/15/27 (d)	160	158
Yum! Brands, Inc.
4.63%, 01/31/32	435	403
ZF North America Capital, Inc.
4.75%, 04/29/25 (d)	10	10
6.88%, 04/14/28 - 04/23/32 (d)	155	152
6.75%, 04/23/30 (d)	135	130
		23,048
Industrials 1.4%
ADT Security Corporation, The
4.13%, 08/01/29 (d)	105	96
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (d)	275	270
AerCap Global Aviation Trust
6.50%, 06/15/45 (d)	55	55
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (d)	200	145
Aeropuertos Dominicanos Siglo XXI S.A.
7.00%, 06/30/34 (d)	200	205
Air Lease Corporation
4.13%, (100, 12/15/26) (l)	200	188
6.00%, (100, 09/24/29) (l)	10	10
3.38%, 07/01/25	961	954
3.75%, 06/01/26	3,475	3,423
Aircastle Limited
5.25%, (100, 06/17/26) (d) (l)	207	203
American Airlines, Inc.
5.50%, 04/20/26 (d)	10	10
7.25%, 02/15/28 (d) (j)	75	77
8.50%, 05/15/29 (d)	170	178
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (d)	65	64
4.00%, 09/01/29 (d) (j)	180	155
Artera Services, LLC
8.50%, 02/15/31 (d)	507	491
ATP Tower Holdings, LLC
4.05%, 04/27/26 (d)	186	178
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (d)	95	96
Berry Global, Inc.
4.50%, 02/15/26 (d)	20	20
Boeing Company, The
6.26%, 05/01/27 (o)	291	298
6.30%, 05/01/29 (o)	373	386
5.15%, 05/01/30 (o)	778	770
6.39%, 05/01/31 (o)	283	296
6.53%, 05/01/34 (o)	303	318
5.71%, 05/01/40 (o)	560	533
5.81%, 05/01/50 (o)	166	155
6.86%, 05/01/54 (o)	456	484
5.93%, 05/01/60 (o)	560	517
7.01%, 05/01/64 (o)	430	456
Bombardier Inc.
7.88%, 04/15/27 (d)	88	88
8.75%, 11/15/30 (d)	45	48
7.25%, 07/01/31 (d)	85	88
7.00%, 06/01/32 (d) (j)	90	92
Brand Industrial Services, Inc.
10.38%, 08/01/30 (d)	225	229
Builders FirstSource, Inc.
4.25%, 02/01/32 (d)	90	80
6.38%, 03/01/34 (d)	55	54
BWXT Government Group, Inc.
4.13%, 06/30/28 (d)	65	61
Carrier Global Corporation
5.90%, 03/15/34	121	125
6.20%, 03/15/54	75	79
Clean Harbors, Inc.
6.38%, 02/01/31 (d)	60	60
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (d)	45	45
6.88%, 01/15/30 (d)	100	101
8.75%, 04/15/30 (d)	140	142
CoreCivic, Inc.
4.75%, 10/15/27	230	224
8.25%, 04/15/29	155	164
CoreLogic, Inc.
4.50%, 05/01/28 (d)	85	79
Corporation De Securite Garda World
8.25%, 08/01/32 (d)	55	56
8.38%, 11/15/32 (d)	60	61
DP World Limited
5.63%, 09/25/48 (d)	100	95
Eco Material Technologies Inc.
7.88%, 01/31/27 (d)	260	264
Embraer Netherlands Finance B.V.
5.40%, 02/01/27	75	75
6.95%, 01/17/28 (d)	65	67
7.00%, 07/28/30 (d)	95	98
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (d)	290	290
EMRLD Borrower LP
6.75%, 07/15/31 (d)	105	106
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (d)	120	126
7.00%, 06/15/32 (d)	40	41
Forward Air Corporation
9.50%, 10/15/31 (d)	72	76
Foundation Building Materials, Inc.
6.00%, 03/01/29 (d)	115	101
Genesee & Wyoming Inc.
6.25%, 04/15/32 (d)	230	231
GEO Group, Inc., The
8.63%, 04/15/29	145	153
10.25%, 04/15/31	165	180
GFL Environmental Inc.
3.50%, 09/01/28 (d)	80	75
6.75%, 01/15/31 (d)	75	77
Goat Holdco LLC
6.75%, 02/01/32 (d)	135	134
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (d)	10	10
Graphic Packaging International, LLC
3.75%, 02/01/30 (d)	45	41
6.38%, 07/15/32 (d)	95	95
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (d)	140	136
HTA Group Limited
7.50%, 06/04/29 (d)	415	422
JetBlue Airways Corporation
9.88%, 09/20/31 (d)	100	106
Kingston Airport Revenue Finance Ltd.
6.75%, 12/15/36 (d)	200	201
Lightning Power LLC
7.25%, 08/15/32 (d)	85	87
Madison IAQ LLC
5.88%, 06/30/29 (d)	300	283
Masterbrand, Inc.
7.00%, 07/15/32 (d)	45	45
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (d)	185	189
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (d)	200	195
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (d)	50	50
MIWD Holdco II LLC
5.50%, 02/01/30 (d)	25	24
Mueller Water Products, Inc.
4.00%, 06/15/29 (d)	60	55
Onesky Flight, LLC
8.88%, 12/15/29 (d)	85	85

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Oscar AcquisitionCo, LLC
9.50%, 04/15/30 (d) (j)	115	108
Pike Corporation
5.50%, 09/01/28 (d)	270	260
8.63%, 01/31/31 (d)	125	132
RailWorks Holdings, LP
8.25%, 11/15/28 (d)	220	221
Rand Parent LLC
8.50%, 02/15/30 (d) (j)	327	329
Reworld Holding Corporation
4.88%, 12/01/29 (d)	160	148
Seaspan Corporation
5.50%, 08/01/29 (d)	99	92
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	80	73
Sensata Technologies, Inc.
6.63%, 07/15/32 (d)	200	200
Sisecam UK PLC
8.63%, 05/02/32 (d)	200	198
Sitios Latinoamerica, S.A.B. de C.V.
6.00%, 11/25/29 (d)	200	199
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (d)	115	121
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (d)	70	77
Spirit Airlines, Inc.
0.00%, 09/20/25 (d) (g) (h)	150	116
Standard Building Solutions Inc.
6.50%, 08/15/32 (d)	90	90
Summit Materials, LLC
7.25%, 01/15/31 (d)	75	80
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (d)	330	323
TransDigm Inc.
5.50%, 11/15/27	375	369
6.38%, 03/01/29 (d)	290	291
4.88%, 05/01/29	150	141
7.13%, 12/01/31 (d)	80	82
6.63%, 03/01/32 (d)	75	76
6.00%, 01/15/33 (d)	50	49
Trinet Group, Inc.
7.13%, 08/15/31 (d)	195	199
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (d)	156	154
8.50%, 08/15/27 (d)	75	75
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (d)	100	98
Wrangler Holdco Corp.
6.63%, 04/01/32 (d)	185	188
XPO, Inc.
6.25%, 06/01/28 (d)	50	50
7.13%, 02/01/32 (d)	150	154
		21,813
Consumer Staples 1.1%
Adecoagro S.A.
6.00%, 09/21/27 (d)	55	54
Allied Universal Holdco LLC
9.75%, 07/15/27 (d)	260	262
4.63%, 06/01/28 (d)	62	59
7.88%, 02/15/31 (d)	186	190
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	1,500	1,084
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	949	864
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (d)	58	55
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (d)	10	10
8.25%, 01/15/30 (d) (j)	20	21
Belron UK Finance PLC
5.75%, 10/15/29 (d)	200	201
Bimbo Bakeries USA, Inc.
6.40%, 01/15/34 (d)	200	208
Biocon Biologics Global PLC
6.67%, 10/09/29 (d)	200	192
C&S Group Enterprises LLC
5.00%, 12/15/28 (d)	212	180
Central American Bottling Corporation
5.25%, 04/27/29 (d)	155	147
Champions Financing Inc.
8.75%, 02/15/29 (d) (j)	186	181
Chobani Global Holdings, LLC
8.75%, 10/01/29 (d) (m)	200	212
Cosan Overseas Limited
8.25%, (100, 2/5/2025) (i) (l)	190	190
CPI CG Inc.
10.00%, 07/15/29 (d)	45	48
DP World Crescent Limited
3.75%, 01/30/30 (d)	175	164
DP World Salaam
6.00%, (100, 10/01/25) (i) (l)	200	199
Fiesta Purchaser Inc.
7.88%, 03/01/31 (d)	85	88
9.63%, 09/15/32 (d)	50	52
GRUMA, S.A.B. de C.V.
5.76%, 12/09/54 (d)	200	187
Imperial Brands Finance PLC
6.13%, 07/27/27 (d)	536	551
JBS USA Food Company
2.50%, 01/15/27	1,190	1,133
5.13%, 02/01/28	515	513
5.50%, 01/15/30	275	274
3.63%, 01/15/32	210	185
3.00%, 05/15/32	5,280	4,396
5.75%, 04/01/33	770	768
KeHE Distributors, LLC
9.00%, 02/15/29 (d)	220	228
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (d)	40	38
10.75%, 06/30/32 (d) (j)	25	23
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (d)	65	59
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (d)	65	68
Marb Bondco PLC
3.95%, 01/29/31 (d)	75	63
Minerva Luxembourg S.A.
8.88%, 09/13/33 (d)	75	78
NBM US Holdings, Inc.
6.63%, 08/06/29 (d)	120	120
Neptune BidCo US Inc.
9.29%, 04/15/29 (d)	180	168
Performance Food Group Company
5.50%, 10/15/27 (d)	55	55
Performance Food Group, Inc.
6.13%, 09/15/32 (d)	145	145
Post Holdings, Inc.
5.50%, 12/15/29 (d)	146	141
4.63%, 04/15/30 (d)	45	41
6.25%, 02/15/32 - 10/15/34 (d)	165	163
6.38%, 03/01/33 (d)	90	88
Reynolds American Inc.
4.45%, 06/12/25	202	202
5.85%, 08/15/45	1,000	952
Safeway Inc.
6.50%, 02/15/28 (d)	100	101
3.50%, 03/15/29 (d)	65	59
4.88%, 02/15/30 (d)	225	214
Sigma Holdco B.V.
7.88%, 05/15/26 (d)	150	149
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d)	160	159
U.S. Foods Inc.
6.88%, 09/15/28 (d)	60	61
4.75%, 02/15/29 (d)	130	125
5.75%, 04/15/33 (d)	80	78
United Natural Foods, Inc.
6.75%, 10/15/28 (d) (j)	95	94

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
United Rentals (North America), Inc.
6.13%, 03/15/34 (d)	190	189
Walgreen Co.
4.40%, 09/15/42	25	16
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29 (j)	60	59
4.65%, 06/01/46	20	13
4.10%, 04/15/50 (j)	20	12
Wand NewCo 3, Inc.
7.63%, 01/30/32 (d)	120	123
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (d)	260	258
Williams Scotsman, Inc.
6.63%, 06/15/29 (d)	135	137
		17,160
Utilities 1.1%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (d)	40	40
4.70%, 04/24/33 (d)	200	193
4.75%, 03/09/37 (d)	200	187
4.00%, 10/03/49 (d)	95	74
Aegea Finance S.a r.l.
9.00%, 01/20/31 (d)	200	203
Alpha Generation LLC
6.75%, 10/15/32 (d)	110	109
Atlantica Sustainable Infrastructure Limited
4.13%, 06/15/28 (d)	20	19
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (d)	120	124
California Buyer Limited
6.38%, 02/15/32 (d)	185	184
Calpine Corporation
5.13%, 03/15/28 (d)	55	53
4.63%, 02/01/29 (d)	60	57
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (d)	193	195
Clearway Energy Operating LLC
4.75%, 03/15/28 (d)	25	24
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,347
DPL Inc.
4.13%, 07/01/25	97	96
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (d)	209	181
2.78%, 01/07/32 (d)	659	551
ESKOM Holdings
7.13%, 02/11/25 (d)	195	194
6.35%, 08/10/28 (d)	150	149
8.45%, 08/10/28 (d)	25	26
Exelon Corporation
3.35%, 03/15/32	2,834	2,509
4.70%, 04/15/50	111	94
4.10%, 03/15/52	174	132
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	173	160
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	99	95
NextEra Energy Operating Partners, LP
7.25%, 01/15/29 (d) (j)	30	31
Nextera Energy Partners, LP
0.00%, 11/15/25 (c) (d) (n)	30	28
2.50%, 06/15/26 (d) (n)	106	100
Niagara Energy S.A.C.
5.75%, 10/03/34 (d)	200	194
NRG Energy, Inc.
3.38%, 02/15/29 (d)	40	36
3.63%, 02/15/31 (d)	85	74
6.00%, 02/01/33 (d)	100	97
6.25%, 11/01/34 (d)	155	152
PG&E Corporation
4.25%, 12/01/27 (n)	100	109
5.00%, 07/01/28	70	68
5.25%, 07/01/30	225	219
7.38%, 03/15/55	132	135
Puget Energy, Inc.
4.10%, 06/15/30	516	484
4.22%, 03/15/32	2,096	1,916
TermoCandelaria Power SA
7.75%, 09/17/31 (d)	200	202
The AES Corporation
3.95%, 07/15/30 (d) (j)	1,148	1,061
2.45%, 01/15/31 (j)	4,200	3,502
6.95%, 07/15/55	93	91
Vistra Operations Company LLC
5.63%, 02/15/27 (d)	65	65
5.00%, 07/31/27 (d)	280	275
7.75%, 10/15/31 (d)	55	58
6.88%, 04/15/32 (d)	115	118
		16,011
Health Care 1.0%
1375209 BC Ltd
9.00%, 01/30/28 (d) (j)	161	161
180 Medical, Inc.
3.88%, 10/15/29 (d)	275	251
AdaptHealth LLC
5.13%, 03/01/30 (d)	192	174
Akumin Inc.
8.00%, 08/01/28 (d)	58	48
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,143	1,144
5.60%, 03/02/43	576	560
5.65%, 03/02/53	51	49
5.75%, 03/02/63	522	501
Auna S.A.A.
10.00%, 12/15/29 (d)	68	71
Avantor, Inc.
4.63%, 07/15/28 (d)	60	57
Bausch Health Companies Inc.
5.50%, 11/01/25 (d)	463	453
9.00%, 12/15/25 (d)	75	73
9.25%, 04/01/26 (d)	110	105
4.88%, 06/01/28 (d)	145	116
11.00%, 09/30/28 (d) (j)	85	81
5.25%, 01/30/30 (d)	95	52
Centene Corporation
4.25%, 12/15/27	540	523
2.45%, 07/15/28	1,120	1,009
4.63%, 12/15/29	840	795
3.38%, 02/15/30	495	441
2.63%, 08/01/31	520	428
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (d)	70	64
Community Health Systems, Inc.
6.13%, 04/01/30 (d)	365	250
5.25%, 05/15/30 (d)	60	49
4.75%, 02/15/31 (d)	855	664
CVS Health Corporation
3.00%, 08/15/26	92	89
3.63%, 04/01/27	259	251
5.00%, 01/30/29	529	521
5.25%, 01/30/31	217	212
6.75%, 12/10/54	63	62
7.00%, 03/10/55	219	220
DaVita Inc.
4.63%, 06/01/30 (d)	300	276
6.88%, 09/01/32 (d)	150	151
Emergent BioSolutions Inc.
3.88%, 08/15/28 (d)	55	45
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d) (j)	115	106
HAH Group Holding Company LLC
9.75%, 10/01/31 (d)	113	113
HCA Inc.
5.63%, 09/01/28	783	793
5.88%, 02/01/29	698	712
3.50%, 09/01/30	513	466
3.63%, 03/15/32	137	121

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
IQVIA Inc.
6.50%, 05/15/30 (d)	350	356
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d)	85	80
Lifepoint Health, Inc.
10.00%, 06/01/32 (d)	45	46
Medline Borrower, LP
6.25%, 04/01/29 (d)	485	490
ModivCare Inc.
5.00%, 10/01/29 (d) (j)	35	21
Molina Healthcare, Inc.
6.25%, 01/15/33 (d)	200	198
Organon & Co.
5.13%, 04/30/31 (d) (j)	195	175
6.75%, 05/15/34 (d)	23	23
7.88%, 05/15/34 (d) (j)	50	51
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (d)	110	105
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (d)	45	44
Radiology Partners, Inc.
8.50%, 01/31/29 (d) (m)	190	188
Select Medical Corporation
6.25%, 12/01/32 (d)	185	178
Sotera Health Holdings, LLC
7.38%, 06/01/31 (d)	70	71
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (d)	178	182
Tenet Healthcare Corporation
6.25%, 02/01/27	140	140
4.63%, 06/15/28 (i)	45	43
6.13%, 10/01/28	65	65
4.25%, 06/01/29	75	70
4.38%, 01/15/30	90	84
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	200	215
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (d)	95	97
		15,179
Materials 1.0%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28 (d)	50	48
Alcoa Nederland Holding B.V.
7.13%, 03/15/31 (d)	315	326
Antofagasta PLC
2.38%, 10/14/30 (d)	200	168
Aris Mining Corporation
8.00%, 10/31/29 (d) (j)	200	198
ATI Inc.
5.88%, 12/01/27	241	239
7.25%, 08/15/30	10	10
5.13%, 10/01/31	30	28
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (d)	150	155
Ball Corporation
6.00%, 06/15/29	130	131
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (d) (j)	110	88
6.99%, 02/20/32 (d) (j)	80	59
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (d) (j)	235	217
8.00%, 10/15/34 (d)	200	190
5.88%, 01/31/50 (d)	75	51
Celanese US Holdings LLC
6.60%, 11/15/28 (e) (f) (o)	639	655
6.80%, 11/15/30 (e) (f) (o)	649	672
6.95%, 11/15/33 (e) (f) (o)	379	394
Celtic Resources Holdings Designated Activity Company
0.00%, 12/31/24 (d) (g) (h) (i) (k)	100	—
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (l)	255	251
9.13%, (100, 03/14/28) (d) (l)	200	206
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (d)	50	49
7.00%, 03/15/32 (d) (j)	105	103
7.38%, 05/01/33 (d)	50	49
Commercial Metals Company
4.13%, 01/15/30	45	41
4.38%, 03/15/32	45	40
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (d)	90	89
Consolidated Energy Finance S.A.
5.63%, 10/15/28 (d)	30	24
12.00%, 02/15/31 (d)	165	159
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (d)	25	22
3.15%, 01/14/30 (d)	60	53
5.95%, 01/08/34 (d)	200	199
3.70%, 01/30/50 (d)	140	94
6.30%, 09/08/53 (d)	200	195
CSN Islands XII Corp
6.75%, 01/28/28 (d)	150	140
CSN Resources S.A.
5.88%, 04/08/32 (d)	85	69
CVR Partners, LP
6.13%, 06/15/28 (d)	96	93
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (d)	207	220
Eldorado Gold Corporation
6.25%, 09/01/29 (d)	70	69
Endeavour Mining PLC
5.00%, 10/14/26 (d)	200	194
EQUATE Petrochemical
4.25%, 11/03/26 (d)	50	49
ERO Copper Corp.
6.50%, 02/15/30 (d)	235	228
First Quantum Minerals Ltd
6.88%, 10/15/27 (d)	215	214
9.38%, 03/01/29 (d)	235	249
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (d)	110	108
Fresnillo PLC
4.25%, 10/02/50 (d)	200	142
Herens Holdco S.a r.l.
4.75%, 05/15/28 (d)	80	74
Hudbay Minerals Inc.
4.50%, 04/01/26 (d)	70	69
INEOS Quattro Finance 2 plc
9.63%, 03/15/29 (d) (j)	100	106
Inversiones CMPC S.A.
3.00%, 04/06/31 (d)	60	51
Kaiser Aluminum Corporation
4.63%, 03/01/28 (d)	65	61
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (d) (e) (m)	189	160
LD Celulose International GmbH
7.95%, 01/26/32 (d)	200	200
LSB Industries, Inc.
6.25%, 10/15/28 (d) (f)	55	53
MATIV Holdings, Inc.
8.00%, 10/01/29 (d)	50	48
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	95	95
Methanex Corporation
5.13%, 10/15/27	210	205
5.25%, 12/15/29	85	82
6.25%, 03/15/32 (d)	230	227
5.65%, 12/01/44	145	125
Mineral Resources Limited
8.00%, 11/01/27 (d)	185	188
9.25%, 10/01/28 (d)	40	42
8.50%, 05/01/30 (d)	45	46
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.95%, 10/17/31 (d)	200	198
Neon Holdings Inc.
10.13%, 04/01/26 (d)	95	93
Nexa Resources S.A.
6.75%, 04/09/34 (d)	200	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
NOVA Chemicals Corporation
8.50%, 11/15/28 (d)	59	62
9.00%, 02/15/30 (d)	55	58
7.00%, 12/01/31 (d)	80	80
Novelis Corporation
3.88%, 08/15/31 (d)	90	78
Nufarm Australia Limited
5.00%, 01/27/30 (d)	100	92
OCP S.A.
3.75%, 06/23/31 (d)	230	198
6.88%, 04/25/44 (d)	120	117
5.13%, 06/23/51 (d)	110	83
Olin Corporation
5.00%, 02/01/30	306	288
Olympus Water US Holding Corporation
6.25%, 10/01/29 (d) (j)	125	119
7.25%, 06/15/31 (d)	200	203
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (d)	125	118
2.88%, 05/11/31 (d) (j)	70	58
POSCO Holdings Inc.
5.88%, 01/17/33 (d)	200	206
PT Freeport Indonesia
6.20%, 04/14/52 (d)	200	198
PT. Indonesia Asahan Aluminium
5.45%, 05/15/30 (d)	130	130
Samarco Mineracao S/A
9.00%, 06/30/31 (d) (e) (m)	455	438
Sasol Financing USA LLC
4.38%, 09/18/26	230	220
5.50%, 03/18/31	35	30
Scih Salt Holdings Inc.
4.88%, 05/01/28 (d)	20	19
6.63%, 05/01/29 (d)	185	176
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (d)	94	92
Sealed Air Corporation
7.25%, 02/15/31 (d)	95	98
6.50%, 07/15/32 (d)	50	50
Stillwater Mining Company
4.00%, 11/16/26 (d)	80	76
Suzano Austria GmbH
5.00%, 01/15/30	115	110
3.75%, 01/15/31 (e)	60	53
The Chemours Company
5.38%, 05/15/27	155	149
5.75%, 11/15/28 (d)	340	316
4.63%, 11/15/29 (d)	10	9
8.00%, 01/15/33 (d)	100	98
Tronox Incorporated
4.63%, 03/15/29 (d)	265	238
Vale Overseas Ltd
6.40%, 06/28/54	125	123
Vibrantz Technologies Inc.
9.00%, 02/15/30 (d)	150	138
Volcan Compania Minera S.A.A.
8.75%, 01/24/30 (d)	281	268
W. R. Grace Holdings LLC
4.88%, 06/15/27 (d)	98	95
5.63%, 08/15/29 (d)	90	83
7.38%, 03/01/31 (d)	35	36
		14,307
Information Technology 0.7%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (d)	85	83
Amentum Escrow Corp.
7.25%, 08/01/32 (d)	105	106
ASGN Incorporated
4.63%, 05/15/28 (d)	315	299
Broadcom Inc.
1.95%, 02/15/28 (d)	271	248
2.45%, 02/15/31 (d)	2,643	2,281
2.60%, 02/15/33 (d)	2,342	1,938
3.50%, 02/15/41 (d)	1,862	1,454
CA Magnum Holdings
5.38%, 10/31/26 (d)	200	195
Cloud Software Group, Inc.
6.50%, 03/31/29 (d)	61	60
9.00%, 09/30/29 (d)	496	504
8.25%, 06/30/32 (d)	235	242
Coherent Corp.
5.00%, 12/15/29 (d)	145	138
Elastic N.V.
4.13%, 07/15/29 (d)	75	70
Entegris Escrow Corporation
5.95%, 06/15/30 (d)	35	35
Entegris, Inc.
3.63%, 05/01/29 (d)	250	227
Helios Software Holdings, Inc.
8.75%, 05/01/29 (d)	75	77
Insight Enterprises, Inc.
6.63%, 05/15/32 (d)	80	81
Lenovo Group Limited
3.42%, 11/02/30 (d)	200	180
McAfee Corp.
7.38%, 02/15/30 (d)	80	78
MKS Instruments, Inc.
1.25%, 06/01/30 (d) (n)	91	88
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (d)	85	92
On Semiconductor Corporation
3.88%, 09/01/28 (d)	110	103
Open Text Corporation
3.88%, 02/15/28 (d)	105	99
3.88%, 12/01/29 (d)	285	258
Seagate HDD Cayman
8.25%, 12/15/29	65	69
5.75%, 12/01/34	170	163
TTM Technologies, Inc.
4.00%, 03/01/29 (d)	100	93
UKG Inc.
6.88%, 02/01/31 (d)	115	117
ViaSat, Inc.
5.63%, 09/15/25 (d)	230	228
6.50%, 07/15/28 (d) (j)	60	49
7.50%, 05/30/31 (d) (j)	77	54
Western Digital Corporation
4.75%, 02/15/26	10	10
2.85%, 02/01/29	156	139
3.10%, 02/01/32	62	52
Wolfspeed, Inc.
1.88%, 12/01/29 (n)	234	96
9.88%, 06/23/30 (e) (k)	160	154
		10,160
Total Corporate Bonds And Notes (cost $421,791)		397,358
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.1%
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (e)	453	434
Series 2019-B-2, 4.46%, 10/16/26 (e)	220	123
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (e)	144	137
Series 2020-B-1A, 4.34%, 01/15/27 (e)	84	68
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 10/16/28	480	444
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (e)	1,135	1,030
AASET 2022-1 Limited
Series 2022-A-1A, 6.00%, 05/16/29	1,358	1,329
AASET 2024-1
Series 2024-A1-1A, 6.26%, 05/16/31	729	737
Series 2024-A2-1A, 6.26%, 05/16/31	664	668
Affirm Asset Securitization Trust 2024-A
Series 2024-1A-A, 5.61%, 02/15/29	300	301
Affirm Asset Securitization Trust 2024-X1
Series 2024-A-X1, 6.27%, 07/15/25	176	176
AIMCO CLO 11 Ltd
Series 2020-A1R2-11A, 5.99%, (3 Month Term SOFR + 1.34%), 07/17/37 (f)	969	976

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
AIMCO CLO 14 Ltd
Series 2021-A-14A, 5.87%, (3 Month Term SOFR + 1.25%), 04/20/34 (f)	1,573	1,575
AIMCO CLO 17 Ltd
Series 2022-A1R-17A, 5.97%, (3 Month Term SOFR + 1.35%), 07/20/37 (f)	1,099	1,109
AIMCO CLO 19 Ltd
Series 2024-A-19A, 5.91%, (3 Month Term SOFR + 1.35%), 10/20/37 (f)	340	342
AIMCO CLO 22 Ltd
Series 2024-A-22A, 6.12%, (3 Month Term SOFR + 1.50%), 04/19/37 (f)	1,878	1,893
AIMCO CLO Series 2018-B
Series 2018-ARR-BA, 6.15%, (3 Month Term SOFR + 1.50%), 04/16/37 (f)	1,188	1,195
Allegro CLO XII, Ltd.
Series 2020-A1R-1A, 6.72%, (3 Month Term SOFR + 1.44%), 07/21/37 (f)	1,461	1,463
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 6.02%, (3 Month Term SOFR + 1.40%), 07/20/34 (f)	716	716
Allegro CLO XV, Ltd.
Series 2022-A-1A, 6.12%, (3 Month Term SOFR + 1.50%), 07/20/35 (f)	893	894
Ares LIX CLO Ltd
Series 2021-A-59A, 5.92%, (3 Month Term SOFR + 1.29%), 04/25/34 (f)	521	522
Ares Loan Funding V Ltd
Series 2024-A1-ALF5A, 6.84%, (3 Month Term SOFR + 1.50%), 07/27/37 (f)	1,092	1,096
Ares LV CLO Ltd
Series 2020-A1R2-55A, 6.00%, 10/15/37 (f)	652	655
Ares LVIII CLO Ltd
Series 2020-AR-58A, 5.99%, (3 Month Term SOFR + 1.33%), 01/16/35 (f)	1,109	1,110
Ares XLI CLO Ltd
Series 2016-AR2-41A, 5.99%, (3 Month Term SOFR + 1.33%), 04/17/34 (f)	2,135	2,137
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	281	283
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/05/32	534	500
Series 2019-BNM-BPR, REMIC, 3.47%, 11/05/32	100	85
Series 2019-CNM-BPR, REMIC, 3.72%, 11/05/32 (f)	100	76
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 5.55%, (1 Month Term SOFR + 1.15%), 01/18/39 (f)	560	558
Series 2022-B-DKLX, REMIC, 5.95%, (1 Month Term SOFR + 1.55%), 01/18/39 (f)	106	105
Series 2022-C-DKLX, REMIC, 6.55%, (1 Month Term SOFR + 2.15%), 01/18/39 (f)	91	90
Bank 2017-BNK6
Series 2017-ASB-BNK6, REMIC, 3.29%, 07/17/26	41	40
Bank 2018-BNK13
Series 2018-A4-BN13, REMIC, 3.95%, 06/16/28	200	195
Series 2018-A5-BN13, REMIC, 4.22%, 07/17/28 (f)	500	486
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	84
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.44%, 01/18/63 (f)	3,200	60
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.75%, 10/18/32 (f)	3,815	3,948
Barings CLO Ltd 2020-I
Series 2020-AR-1A, 6.07%, (3 Month Term SOFR + 1.41%), 10/15/36 (f)	589	590
Series 2020-A1R2-1A, 0.00%, (3 Month Term SOFR + 1.26%), 01/15/38 (f)	589	589
Barings CLO Ltd 2020-IV
Series 2020-AR-4A, 6.45%, (3 Month Term SOFR + 1.37%), 10/20/37 (f)	1,190	1,195
Barings CLO Ltd 2023-IV
Series 2023-A-4A, 6.37%, (3 Month Term SOFR + 1.75%), 01/20/37 (f)	1,424	1,433
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 5.91%, (3 Month Term SOFR + 1.28%), 04/25/34 (f)	1,146	1,149
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 5.95%, (3 Month Term SOFR + 1.30%), 01/17/35 (f)	1,132	1,134
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (f)	106	103
Benchmark 2018-B7 Mortgage Trust
Series 2018-A4-B7, REMIC, 4.51%, 10/17/28	100	97
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	171	165
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.07%, 08/16/52 (f)	6,645	246
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.75%, 12/15/62 (f)	4,537	126
Benchmark 2019-B15 Mortgage Trust
Series 2019-AAB-B15, REMIC, 2.86%, 05/17/29	98	93
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	322	313
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.25%, 07/17/54 (f)	2,069	112
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 6.05%, (3 Month Term SOFR + 1.39%), 01/16/35 (f)	888	890
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	924	840
BLP Commercial Mortgage Trust
Series 2024-A-IND2, REMIC, 5.74%, (1 Month Term SOFR + 1.34%), 03/16/26 (f)	539	540
Blueberry Park CLO, Ltd.
Series 2024-A-1A, 6.67%, (3 Month Term SOFR + 1.35%), 10/20/37 (f)	1,264	1,273
BMO 2024-5C5 Mortgage Trust
Series 2024-A3-5C5, REMIC, 5.86%, 08/17/29	200	205
BMP 2024-MF23
Series 2024-A-MF23, 6.69%, 06/15/26 (f)	749	751
Series 2024-B-MF23, 6.96%, 06/15/26 (f)	370	371
Series 2024-C-MF23, 7.16%, 06/15/26 (f)	261	261
BPR Trust 2022-OANA
Series 2022-A-OANA, REMIC, 6.30%, (1 Month Term SOFR + 1.90%), 04/15/37 (f)	3,525	3,538
Series 2022-B-OANA, REMIC, 6.84%, (1 Month Term SOFR + 2.45%), 04/15/37 (f)	591	594
Bravo Residential Funding Trust 2023-RPL 1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (f)	587	577
Bristol Park CLO, Ltd.
Series 2016-AR-1A, 5.91%, (3 Month Term SOFR + 1.25%), 04/16/29 (f)	88	88
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 5.20%, (1 Month Term SOFR + 0.80%), 11/15/38 (f)	1,203	1,197
Series 2021-B-PAC, REMIC, 5.41%, (1 Month Term SOFR + 1.01%), 11/15/38 (f)	180	179
Series 2021-C-PAC, REMIC, 5.61%, (1 Month Term SOFR + 1.21%), 11/15/38 (f)	241	239
Series 2021-D-PAC, REMIC, 5.81%, (1 Month Term SOFR + 1.41%), 11/15/38 (f)	234	232
Series 2021-E-PAC, REMIC, 6.46%, (1 Month Term SOFR + 2.06%), 11/15/38 (f)	813	810
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 7.31%, (1 Month Term SOFR + 2.91%), 06/15/38 (f)	88	88

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.41%, (1 Month Term SOFR + 1.01%), 02/15/39 (f)	1,074	1,074
Series 2022-B-LP2, REMIC, 5.71%, (1 Month Term SOFR + 1.31%), 02/15/39 (f)	400	398
Series 2022-C-LP2, REMIC, 5.96%, (1 Month Term SOFR + 1.56%), 02/15/39 (f)	328	327
Series 2022-D-LP2, REMIC, 6.36%, (1 Month Term SOFR + 1.96%), 02/15/39 (f)	328	327
BX Commercial Mortgage Trust 2023-XL3
Series 2023-A-XL3, REMIC, 6.16%, (1 Month Term SOFR + 1.76%), 12/15/25 (f)	625	627
Series 2023-B-XL3, REMIC, 6.59%, (1 Month Term SOFR + 2.19%), 12/15/25 (f)	170	170
Series 2023-C-XL3, REMIC, 7.04%, (1 Month Term SOFR + 2.64%), 12/15/25 (f)	75	75
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-A-GPA3, REMIC, 5.73%, (1 Month Term SOFR + 1.35%), 12/10/29 (f)	356	356
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 6.10%, (1 Month Term SOFR + 1.70%), 05/15/29 (f)	1,395	1,402
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.90%, (1 Month Term SOFR + 1.50%), 02/17/26 (f)	1,282	1,287
Series 2024-B-XL4, REMIC, 6.25%, (1 Month Term SOFR + 1.85%), 02/17/26 (f)	121	121
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.79%, (1 Month Term SOFR + 1.39%), 03/15/26 (f)	2,812	2,820
Series 2024-B-XL5, REMIC, 6.09%, (1 Month Term SOFR + 1.69%), 03/15/26 (f)	480	480
Series 2024-C-XL5, REMIC, 6.34%, (1 Month Term SOFR + 1.94%), 03/15/26 (f)	638	638
BX Trust 2021-LBA
Series 2021-AJV-LBA, REMIC, 5.31%, (1 Month Term SOFR + 0.91%), 02/15/28 (f)	100	100
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 5.89%, (1 Month Term SOFR + 1.49%), 04/15/37 (f)	861	862
Series 2022-B-IND, REMIC, 6.34%, (1 Month Term SOFR + 1.94%), 04/15/37 (f)	439	439
Series 2022-C-IND, REMIC, 6.69%, (1 Month Term SOFR + 2.29%), 04/15/37 (f)	99	99
Series 2022-D-IND, REMIC, 7.24%, (1 Month Term SOFR + 2.84%), 04/15/37 (f)	83	83
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 6.74%, (1 Month Term SOFR + 1.44%), 04/15/29 (f)	1,758	1,762
Series 2024-B-CNYN, REMIC, 6.99%, (1 Month Term SOFR + 1.69%), 04/15/29 (f)	280	280
Series 2024-C-CNYN, REMIC, 7.24%, (1 Month Term SOFR + 1.94%), 04/15/29 (f)	233	233
Carlyle US CLO 2021-10 LTD
Series 2021-A1R-10A, 5.65%, (3 Month Term SOFR + 1.31%), 01/20/38 (f)	728	728
Carlyle US CLO 2021-11 LTD
Series 2021-A1R-11A, 6.04%, (3 Month Term SOFR + 1.41%), 07/27/37 (f)	1,277	1,282
CarMax Auto Owner Trust 2023-4
Series 2023-A3-4, 6.00%, 04/15/27	574	584
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (e)	117	110
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 5.93%, (3 Month Term SOFR + 1.31%), 04/20/34 (f)	6,596	6,608
Cedar Funding X CLO Ltd
Series 2019-AR2-10A, 5.91%, (3 Month Term SOFR + 1.36%), 10/20/37 (f)	710	711
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 6.02%, (3 Month Term SOFR + 1.39%), 10/25/34 (f)	542	543
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 5.94%, (3 Month Term SOFR + 1.32%), 04/20/35 (f)	1,052	1,052
Cedar Funding XVII CLO, Ltd.
Series 2023-A-17A, 6.47%, (3 Month Term SOFR + 1.85%), 07/21/36 (f)	877	880
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,455	1,381
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	167	163
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	898	859
CFMT 2023-HB12, LLC
Series 2023-A-HB12, 4.25%, 07/25/26 (f)	228	226
CFMT 2024-HB13, LLC
Series 2024-A-HB13, 3.00%, 05/25/27	423	413
CFMT 2024-HB15, LLC
Series 2024-A-HB15, 4.00%, 08/25/27	221	218
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	291	295
Series 2024-A1-1A, 5.52%, 09/15/27	499	504
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-AAB-GC41, REMIC, 2.72%, 05/11/29	488	460
Interest Only, Series 2019-XA-GC41, REMIC, 1.03%, 08/11/56 (f)	3,207	116
Citizens Auto Receivables Trust 2024-2
Series 2024-A3-2, 5.33%, 02/16/27	400	404
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 6.05%, (3 Month Term SOFR + 1.43%), 10/20/34 (f)	882	883
Columbia Cent CLO 30 Limited
Series 2021-A1-31A, 6.08%, (3 Month Term SOFR + 1.46%), 04/20/34 (f)	1,270	1,272
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	203
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	151	146
Daimler Trucks Retail Trust 2023-1
Series 2023-A2-1, 6.03%, 01/15/25	183	183
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	156	157
Series 2023-A3-1A, 5.64%, 02/22/28	258	262
DLLAD 2023-1 LLC
Series 2023-A3-1A, 4.79%, 03/22/27	300	300
Dryden 37 Senior Loan Fund
Series 2022-A1R-108A, 5.99%, (3 Month Term SOFR + 1.36%), 07/18/37 (f)	1,705	1,714
Dryden 85 CLO Ltd
Series 2020-A1R2-85A, 6.04%, (3 Month Term SOFR + 1.38%), 07/15/37 (f)	1,016	1,020
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 5.91%, (3 Month Term SOFR + 1.39%), 02/20/35 (f)	457	457
Dryden 98 CLO Ltd
Series 2022-A-98A, 5.92%, (3 Month Term SOFR + 1.30%), 04/20/35 (f)	591	592
DTP Commercial Mortgage Trust 2023-STE2
Series 2023-A-STE2, REMIC, 6.04%, 01/18/29 (f)	282	284
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 6.17%, (3 Month Term SOFR + 1.51%), 01/17/34 (f)	270	271
Eaton Vance CLO 2019-1, Ltd.
Series 2019-AR2-1A, 6.17%, (3 Month Term SOFR + 1.51%), 07/15/37 (f)	1,021	1,023
Eaton Vance CLO 2020-1, Ltd.
Series 2020-ARR-1A, 6.05%, 10/15/37 (f)	1,146	1,148
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR2-2A, 6.04%, (3 Month Term SOFR + 1.38%), 10/15/37 (f)	1,020	1,022
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 5.21%, (1 Month Term SOFR + 0.82%), 11/15/38 (f)	2,428	2,427
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.44%, 02/22/27	745	760
Enterprise Fleet Financing 2024-2, LLC
Series 2024-A2-2, 5.74%, 05/20/26	500	504
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.59%, (1 Month Term SOFR + 1.19%), 07/15/38 (f)	502	502

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Series 2021-B-ESH, REMIC, 5.89%, (1 Month Term SOFR + 1.49%), 07/15/38 (f)	286	286
Series 2021-C-ESH, REMIC, 6.21%, (1 Month Term SOFR + 1.81%), 07/15/38 (f)	210	211
Series 2021-D-ESH, REMIC, 6.76%, (1 Month Term SOFR + 2.36%), 07/15/38 (f)	424	425
Fidelity Investment Grade Bond ETF
Series 2024-A-17A, 5.72%, 01/18/38 (f)	374	374
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 5.83%, (3 Month Term SOFR + 1.34%), 11/16/34 (f)	639	640
Flatiron CLO 20 Ltd
Series 2020-AR-1A, 5.90%, (3 Month Term SOFR + 1.38%), 05/20/36 (f)	1,862	1,867
Flatiron CLO 21 Ltd
Series 2021-A1R-1A, 5.98%, (3 Month Term SOFR + 1.36%), 10/19/37 (f)	1,103	1,109
Flatiron CLO 26 Ltd
Series 2024-A-4A, 5.68%, (3 Month Term SOFR + 1.33%), 01/15/38 (f)	1,041	1,042
Ford Credit Floorplan Master Owner Trust A
Series 2023-A1-1, 4.92%, 05/15/26	1,000	1,006
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	262	263
GMF Floorplan Owner Revolving Trust
Series 2024-A1-4A, REMIC, 4.73%, 11/15/27	750	750
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 5.46%, (1 Month Term SOFR + 1.06%), 10/15/26 (f)	710	705
Series 2021-B-IP, REMIC, 5.66%, (1 Month Term SOFR + 1.26%), 10/15/26 (f)	110	109
Series 2021-C-IP, REMIC, 6.06%, (1 Month Term SOFR + 1.66%), 10/15/26 (f)	100	99
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	92	89
GS Mortgage Securities Trust 2018-GS9
Series 2018-A4-GS9, REMIC, 3.99%, 02/11/28 (f)	2,000	1,922
GS Mortgage-Backed Securities Trust 2024-RPL2
Series 2024-A1-RPL2, REMIC, 3.75%, 02/25/26 (f)	184	177
Hamlin Park CLO Ltd
Series 2024-A-1A, 5.90%, (3 Month Term SOFR + 1.34%), 10/20/37 (f)	1,015	1,022
Hilton USA Trust 2016-HHV
Series 2016-F-HHV, REMIC, 4.19%, 11/05/26 (f)	100	95
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 6.89%, (1 Month Term SOFR + 2.49%), 08/15/27 (f)	1,098	1,099
Invesco CLO Ltd
Series 2021-A-3A, 6.02%, (3 Month Term SOFR + 1.39%), 10/23/34 (f)	621	622
Invesco US CLO 2024-1 Ltd
Series 2024-AR-1RA, 6.21%, (3 Month Term SOFR + 1.55%), 04/15/37 (f)	959	967
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	317
Jersey Mike's Funding, LLC
Series 2024-A2-1A, 5.64%, 05/15/32	795	786
JPMDB Commercial Mortgage Securities Trust 2016-C4
Series 2016-ASB-C4, REMIC, 2.99%, 06/17/26	41	40
Series 2016-A2-C4, REMIC, 2.88%, 09/17/26	212	206
KKR CLO 16 Ltd
Series 2022-A1-41A, 5.99%, (3 Month Term SOFR + 1.33%), 12/31/35 (f)	1,373	1,375
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 5.21%, (1 Month Term SOFR + 0.81%), 03/15/38 (f)	851	840
Series 2021-B-BMR, REMIC, 5.39%, (1 Month Term SOFR + 0.99%), 03/15/38 (f)	205	203
Series 2021-C-BMR, REMIC, 5.61%, (1 Month Term SOFR + 1.21%), 03/15/38 (f)	129	127
Series 2021-D-BMR, REMIC, 5.91%, (1 Month Term SOFR + 1.51%), 03/15/38 (f)	180	177
Series 2021-E-BMR, REMIC, 6.26%, (1 Month Term SOFR + 1.86%), 03/15/38 (f)	157	153
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 5.69%, (1 Month Term SOFR + 1.30%), 05/17/38 (f)	2,042	1,996
Series 2022-B-BMR2, REMIC, 6.19%, (1 Month Term SOFR + 1.79%), 05/17/38 (f)	1,221	1,160
Series 2022-C-BMR2, REMIC, 6.49%, (1 Month Term SOFR + 2.09%), 05/17/38 (f)	684	648
Series 2022-D-BMR2, REMIC, 6.94%, (1 Month Term SOFR + 2.54%), 05/17/38 (f)	608	567
Madison Park Funding LII Ltd
Series 2021-A-52A, 5.99%, (3 Month Term SOFR + 1.36%), 01/22/35 (f)	994	996
Madison Park Funding Ltd
Series 2021-A-50A, 6.02%, (3 Month Term SOFR + 1.40%), 04/19/34 (f)	1,340	1,342
Madison Park Funding XIX, Ltd.
Series 2015-AR3-19A, 6.88%, (3 Month Term SOFR + 1.60%), 01/22/37 (f)	469	472
Madison Park Funding XLV Ltd
Series 2020-ARR-45A, 5.46%, (3 Month Term SOFR + 1.08%), 07/15/34 (f)	653	653
Madison Park Funding XXXI, Ltd.
Series 2024-A1-67A, 6.14%, (3 Month Term SOFR + 1.51%), 04/25/37 (f)	1,211	1,220
Magnetite Xli Ltd
Series 2024-A-41A, 5.60%, (3 Month Term SOFR + 0.00%), 01/25/38 (f)	596	596
Magnetite XXI, Limited
Series 2019-AR-21A, 5.90%, (3 Month Term SOFR + 1.28%), 04/20/34 (f)	920	922
Magnetite XXIII Ltd
Series 2019-AR-23A, 6.02%, (3 Month Term SOFR + 1.39%), 01/25/35 (f)	731	732
Magnetite Xxix Ltd
Series 2021-AR-29A, 6.43%, (3 Month Term SOFR + 1.35%), 07/15/37 (f)	1,150	1,152
Magnetite XXVII Ltd
Series 2020-AR-27A, 6.02%, (3 Month Term SOFR + 1.40%), 10/20/34 (f)	250	250
Magnetite XXVIII Ltd
Series 2020-A1RR-28A, 0.00%, (3 Month Term SOFR + 0.00%), 01/15/38 (f)	959	959
Magnetite Xxx Ltd
Series 2021-AR-30A, 6.14%, (3 Month Term SOFR + 1.35%), 10/25/37 (f)	1,072	1,077
Magnetite XXXVI Ltd
Series 2023-A-36A, 6.43%, (3 Month Term SOFR + 1.80%), 04/22/36 (f)	607	609
Merchants Fleet Funding LLC
Series 2023-A-1A, 7.21%, 05/20/26	486	493
Series 2024-A-1A, 5.82%, 08/20/27	621	627
MFA 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 4.25%, 02/25/66 (f)	192	177
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 5.21%, (1 Month Term SOFR + 0.81%), 07/15/38 (f)	603	602
Milos CLO, Ltd.
Series 2017-AR-1A, 5.95%, (3 Month Term SOFR + 1.33%), 10/21/30 (f)	470	471
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	490	470
Morgan Stanley Capital I Trust 2016-UBS11
Series 2016-A4-UB11, REMIC, 2.78%, 08/17/26	700	672
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	677
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-A4-HR2, REMIC, 3.59%, 12/17/27	210	201
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 5.46%, (1 Month Term SOFR + 1.06%), 12/15/36 (f)	900	721
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-AR2-25A, 6.72%, (3 Month Term SOFR + 1.40%), 07/18/38 (f)	965	970

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	134	122
NYMT Loan Trust 2024-CP1
Series 2024-A1-CP1, REMIC, 3.75%, 08/25/37	275	251
Oak Hill Credit Partners
Series 2024-A1-18A, 6.12%, (3 Month Term SOFR + 1.50%), 04/20/37 (f)	1,393	1,395
Series 2024-A2-18A, 6.27%, (3 Month Term SOFR + 1.65%), 04/20/37 (f)	250	251
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (f)	68	67
OCWEN Loan Investment Trust 2024-HB1
Series 2024-A-HB1, 3.00%, 02/25/27	67	65
OHA Credit Funding 13 Ltd
Series 2022-AR-13A, 5.97%, (3 Month Term SOFR + 1.35%), 07/20/37 (f)	1,592	1,601
OHA Credit Funding 5 Ltd.
Series 2019-AR2-4A, 6.31%, (3 Month Term SOFR + 1.29%), 01/22/38 (f)	1,088	1,088
OHA Credit Funding 6 Ltd
Series 2020-AR2-6A, 5.92%, 10/20/37 (f)	857	859
Onity Loan Investment Trust 2024-HB2
Series 2024-A-HB2, 5.00%, 08/25/27	188	187
Open Trust 2023-AIR
Series 2023-A-AIR, REMIC, 7.49%, (1 Month Term SOFR + 3.09%), 11/17/25 (f)	338	340
Series 2023-B-AIR, REMIC, 8.24%, (1 Month Term SOFR + 3.84%), 11/17/25 (f)	372	374
Palmer Square Loan Funding 2024-2 Ltd
Series 2024-A1N-2A, 5.45%, (3 Month Term SOFR + 1.00%), 01/15/33 (f)	581	582
Peace Park CLO Ltd
Series 2021-A-1A, 6.01%, (3 Month Term SOFR + 1.39%), 10/20/34 (f)	898	899
PK Alift Loan Funding 3 LP
Series 2024-A1-1, 5.84%, 06/15/29	228	229
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	669	636
Series 2022-A2II-1A, 4.01%, 12/07/26	598	531
Series 2019-A2-1A, 3.86%, 12/05/49 (d)	628	596
PRET 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 3.90%, 10/25/63 (f)	448	417
PRMI Securitization Trust 2024-CMG1
Series 2024-A1-CMG1, REMIC, 6.00%, (1 Month Term SOFR + 1.45%), 07/25/54 (f)	456	455
PRPM 2024-RCF4, LLC
Series 2024-A1-RCF4, REMIC, 4.00%, 07/25/28 (e)	176	171
PRPM 2024-RCF6, LLC
Series 2024-A1-RCF6, 4.00%, 10/25/64 (e)	95	92
PRPM 2024-RPL2, LLC
Series 2024-A1-RPL2, 3.50%, 05/25/28 (e)	745	712
Rockland Park Limited
Series 2021-A-1A, 6.00%, (3 Month Term SOFR + 1.38%), 04/20/34 (f)	1,241	1,243
RR 34 LTD
Series 2024-A1R-34RA, 5.91%, (3 Month Term SOFR + 1.35%), 10/15/39 (f)	478	479
RR 7 Ltd
Series 2019-A1AB-7A, 6.00%, (3 Month Term SOFR + 1.34%), 01/15/37 (f)	1,141	1,143
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	495	452
Series 2020-B-1A, 4.34%, 03/15/27	184	151
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	895
Series 2020-2C-1, 1.88%, 01/15/26	365	352
Series 2020-2C-2, 2.33%, 01/15/28	279	253
SBNA Auto Lease Trust 2024-B
Series 2024-A3-B, 5.56%, 09/21/26	616	624
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (e)	526	490
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 6.40%, (1 Month Term SOFR + 2.00%), 02/15/39 (f)	278	273
Series 2022-C-TFLM, REMIC, 7.05%, (1 Month Term SOFR + 2.65%), 02/15/39 (f)	145	142
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.24%, (1 Month Term SOFR + 0.85%), 11/15/38 (f)	1,640	1,639
Series 2021-B-MFP, REMIC, 5.59%, (1 Month Term SOFR + 1.19%), 11/15/38 (f)	606	605
Series 2021-C-MFP, REMIC, 5.84%, (1 Month Term SOFR + 1.44%), 11/15/38 (f)	376	375
Series 2021-D-MFP, REMIC, 6.09%, (1 Month Term SOFR + 1.69%), 11/15/38 (f)	247	247
Subway Funding LLC
Series 2024-A2I-3A, 5.25%, 07/30/29	1,249	1,215
Series 2024-A2II-3A, 5.57%, 07/30/29	591	580
Series 2024-A23-3A, 5.91%, 07/30/29	1,198	1,186
Series 2024-A2I-1A, 6.03%, 07/30/29	1,683	1,702
Series 2024-A2II-1A, 6.27%, 07/30/31	1,001	1,015
Series 2024-A23-1A, 6.51%, 07/30/34	878	899
Symphony CLO 43 Ltd
Series 2024-A1-43A, 6.18%, (3 Month Term SOFR + 1.52%), 04/15/37 (f)	856	860
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.96%, (3 Month Term SOFR + 1.34%), 04/20/33 (f)	1,933	1,936
Symphony CLO XXXII
Series 2022-A1-32A, 5.95%, (3 Month Term SOFR + 1.32%), 04/23/35 (f)	1,176	1,178
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-A-DPM, REMIC, 5.73%, (1 Month Term SOFR + 1.30%), 12/17/29 (f)	1,112	1,111
Series 2024-B-DPM, REMIC, 6.13%, (1 Month Term SOFR + 1.65%), 12/17/29 (f)	271	271
Series 2024-C-DPM, REMIC, 6.53%, (1 Month Term SOFR + 2.05%), 12/17/29 (f)	200	200
Tesla Auto Lease Trust 2023-A
Series 2023-A3-A, 5.89%, 08/20/25	601	603
Tesla Auto Lease Trust 2023-B
Series 2023-A2-B, 6.02%, 02/20/25	179	180
Series 2023-A3-B, 6.13%, 12/22/25	900	906
Tesla Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.37%, 06/22/26	163	164
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (e)	816	781
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (e)	600	563
Toyota Lease Owner Trust 2023-A
Series 2023-A3-A, 4.93%, 04/20/26	450	451
Upgrade Receivables Trust 2024-1
Series 2024-A-1A, 5.37%, 02/18/31	200	200
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	1,001
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	54
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	505	505
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 6.04%, (3 Month Term SOFR + 1.42%), 07/19/34 (f)	304	304
Series 2020-A1RR-2A, 0.00%, 01/20/38 (f)	304	304
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 6.03%, (3 Month Term SOFR + 1.41%), 10/20/34 (f)	1,189	1,190
Voya CLO 2023-1 Ltd
Series 2023-A1-1A, 6.42%, (3 Month Term SOFR + 1.80%), 01/21/37 (f)	1,100	1,109
Voya CLO 2024-1 Ltd
Series 2024-A1-1A, 6.18%, (3 Month Term SOFR + 1.52%), 04/15/37 (f)	813	817
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-A12-MGP, REMIC, 6.09%, (1 Month Term SOFR + 1.75%), 08/15/26 (f)	600	599
Series 2024-A11-MGP, REMIC, 6.39%, (1 Month Term SOFR + 2.05%), 08/15/26 (f)	300	299
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	200	187

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 5.71%, (1 Month Term SOFR + 1.31%), 05/15/31 (f)	688	676
Wheels Fleet Lease Funding 1 LLC
Series 2024-A1-1A, 5.49%, 08/18/27	700	708
Series 2024-A1-2A, 4.87%, 02/18/28	922	924
Willis Engine Structured Trust VII
Series 2023-A-A, 8.00%, 10/15/29 (e)	608	632
World Omni Auto Receivables Trust 2023-B
Series 2023-A3-B, 4.66%, 09/15/26	662	663
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	323	325
World Omni Automobile Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.47%, 02/18/25	2	2
Total Non-U.S. Government Agency Asset-Backed Securities (cost $183,081)		182,403
SENIOR FLOATING RATE INSTRUMENTS 5.5%
Industrials 1.4%
Advantage Sales & Marketing, Inc.
2024 Term Loan, 9.12%, (3 Month Term SOFR + 4.25%), 10/28/27 (f)	146	145
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.05%, (1 Month Term SOFR + 3.50%), 06/17/28 (f)	249	249
Air Canada
2024 Term Loan B, 6.34%, (3 Month Term SOFR + 2.00%), 03/14/31 (f)	65	65
Air Comm Corporation, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.00%), 11/21/31 (f) (p)	12	12
2024 Term Loan, 7.40%, (SOFR + 3.00%), 11/21/31 (f)	138	138
Ali Group North America Corporation
2021 Term Loan B, 6.69%, (SOFR + 2.00%), 10/13/28 (f)	76	76
AlixPartners, LLP
2021 USD Term Loan B, 7.19%, (SOFR + 2.50%), 02/04/28 (f)	204	204
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 05/04/28 (f) (p)	345	346
2021 USD Incremental Term Loan B, 8.42%, (1 Month Term SOFR + 3.75%), 05/04/28 (f)	203	204
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.82%, (SOFR + 2.25%), 07/31/31 (f)	370	368
American Airlines, Inc.
2023 1st Lien Term Loan, 7.21%, (6 Month Term SOFR + 2.25%), 05/29/29 (f)	99	99
Amynta Agency Borrower Inc.
2024 Term Loan B, 8.09%, (SOFR + 3.75%), 02/28/28 (f)	35	35
2024 Term Loan B, 8.09%, (3 Month Term SOFR + 3.75%), 02/28/28 (f)	99	99
Anticimex International AB
2021 USD Term Loan B1, 7.72%, (SOFR + 3.15%), 07/21/28 (f)	84	84
2024 Term Loan B6, 7.97%, (SOFR + 3.40%), 11/16/28 (f)	44	44
APi Group DE, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.00%), 01/03/29 (f)	165	165
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.75%), 10/10/31 (f) (p)	12	12
2024 Term Loan B, 9.30%, (SOFR + 4.75%), 10/10/31 (f)	108	108
Array Technologies, Inc.
Term Loan B, 7.72%, (3 Month Term SOFR + 3.25%), 10/07/27 (f)	174	173
Artera Services, LLC
2024 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/31 (f) (p)	45	45
2024 Term Loan, 9.10%, (3 Month Term SOFR + 4.50%), 02/07/31 (f)	214	212
Arthur US Finco Inc
Term Loan B, 9.85%, (3 Month Term SOFR + 5.25%), 11/08/30 (f)	139	121
Assetmark Financial Holdings, Inc.
2024 Term Loan, 7.60%, (SOFR + 3.00%), 06/03/31 (f)	165	165
BCPE Empire Holdings, Inc.
2024 1st Lien Term Loan, 8.07%, (SOFR + 3.50%), 12/26/28 (f)	35	35
Bleriot US Bidco Inc.
2023 Term Loan B, 7.12%, (3 Month Term SOFR + 2.75%), 10/31/28 (f)	60	60
2023 Term Loan B, 0.00%, (SOFR + 2.75%), 10/31/30 (f) (p)	5	5
Boost Newco Borrower, LLC
2024 USD Term Loan B, 7.10%, (3 Month Term SOFR + 2.50%), 01/31/31 (f)	683	686
Brock Holdings III, Inc.
2024 Term Loan B, 10.60%, (3 Month Term SOFR + 6.00%), 05/01/30 (f)	50	50
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 6.57%, (1 Month Term SOFR + 2.00%), 07/20/30 (f)	85	84
Carnival Corporation
2024 Term Loan B2, 7.32%, (SOFR + 2.75%), 08/09/27 (f)	102	102
2024 Term Loan B1, 7.32%, (SOFR + 2.75%), 10/18/28 (f)	215	217
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 0.00%, (SOFR + 3.75%), 12/30/28 (f) (p)	35	34
2021 Incremental Term Loan, 8.32%, (1 Month Term SOFR + 3.75%), 12/30/28 (f)	237	229
CHG Healthcare Services Inc.
2021 Term Loan, 8.19%, (SOFR + 3.50%), 09/22/28 (f)	—	—
2021 Term Loan, 8.28%, (SOFR + 3.50%), 09/22/28 (f)	48	48
2024 Term Loan B2, 8.19%, (SOFR + 3.50%), 09/29/28 (f)	—	—
2024 Term Loan B2, 8.28%, (SOFR + 3.50%), 09/29/28 (f)	74	75
Chromalloy Corporation
2024 Term Loan B, 8.35%, (SOFR + 3.75%), 03/21/31 (f)	89	89
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.75%, (1 Month Term SOFR + 3.17%), 03/30/29 (f)	731	732
Conair Holdings, LLC
Term Loan B, 8.44%, (SOFR + 3.75%), 05/13/28 (f)	130	117
Congruex Group LLC
Term Loan, 10.49%, (3 Month Term SOFR + 5.75%), 04/26/29 (f)	117	90
Constant Contact Inc
Term Loan, 0.00%, (SOFR + 4.00%), 02/10/28 (f) (p)	15	13
Term Loan, 8.92%, (3 Month Term SOFR + 4.00%), 02/10/28 (f)	363	323
Construction Partners Inc
Term Loan B, 6.84%, (SOFR + 2.50%), 10/30/31 (f)	110	110
Core & Main LP
2024 Incremental Term Loan B, 6.38%, (3 Month Term SOFR + 2.00%), 02/05/31 (f)	50	50
Corporation Service Company
Term Loan B, 7.07%, (1 Month Term SOFR + 2.50%), 08/10/29 (f)	58	58
Covanta Holding Corporation
2024 1st Lien Term Loan B, 7.02%, (SOFR + 2.50%), 11/30/28 (f)	47	47
2024 1st Lien Term Loan C, 7.02%, (SOFR + 2.50%), 11/30/28 (f)	3	3
CPI Holdco B LLC
2024 Term Loan, 6.57%, (3 Month Term SOFR + 2.00%), 05/10/31 (f)	125	124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CPM Holdings, Inc.
2023 Term Loan, 9.05%, (1 Month Term SOFR + 4.50%), 09/18/28 (f)	49	48
CQP Holdco LP
2024 Term Loan B, 6.85%, (3 Month Term SOFR + 2.25%), 12/31/30 (f)	539	540
Crown Equipment Corporation
Term Loan B, 6.94%, (SOFR + 2.50%), 10/02/31 (f)	55	55
Crown Subsea Communications Holding,Inc.
2024 Term Loan B1, 8.57%, (3 Month Term SOFR + 4.00%), 01/30/31 (f)	249	252
Darktrace PLC
1st Lien Term Loan, 7.89%, (3 Month Term SOFR + 3.25%), 07/02/31 (f)	203	203
2nd Lien Term Loan, 9.89%, (SOFR + 5.25%), 07/02/32 (f)	105	104
DG Investment Intermediate Holdings 2, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.75%), 03/31/28 (f) (p)	7	7
2021 Term Loan, 8.44%, (SOFR + 3.75%), 03/31/28 (f)	157	158
Dragon Buyer, Inc
Term Loan B, 7.91%, (SOFR + 3.25%), 09/24/31 (f)	90	90
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.82%, (SOFR + 2.25%), 10/24/31 (f)	120	120
2024 1st Lien Term Loan B2, 6.82%, (SOFR + 2.25%), 10/24/31 (f)	45	46
EAB Global, Inc.
2021 Term Loan, 7.82%, (SOFR + 3.25%), 08/16/28 (f)	113	113
Electron BidCo Inc.
2021 Term Loan, 7.69%, (SOFR + 2.75%), 10/29/28 (f)	83	83
EMG Utica Midstream Holdings LLC
Term Loan, 0.00%, (SOFR + 4.00%), 10/24/29 (f) (p)	80	80
EMRLD Borrower LP
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 06/18/31 (f) (p)	75	75
Ensemble RCM, LLC
2024 Term Loan B, 7.59%, (SOFR + 3.00%), 08/01/29 (f)	219	220
Esdec Solar Group B.V.
Term Loan B, 9.87%, (3 Month Term SOFR + 5.00%), 08/23/28 (f) (k)	219	184
Fertitta Entertainment, LLC
2022 Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 01/13/29 (f) (m)	1,260	1,264
Fiesta Purchaser, Inc.
2024 Term Loan B, 8.57%, (1 Month Term SOFR + 4.00%), 01/31/31 (f)	129	129
Filtration Group Corporation
2021 Incremental Term Loan, 8.19%, (SOFR + 3.50%), 10/19/28 (f)	197	198
Fleet Midco I Limited
2024 1st Lien Term Loan B, 7.58%, (SOFR + 2.75%), 04/18/30 (f)	77	78
Focus Financial Partners, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.25%), 09/10/31 (f) (p)	31	31
2024 Term Loan B8, 7.82%, (SOFR + 3.25%), 09/10/31 (f)	289	291
Forward Air Corporation
Term Loan B, 9.09%, (SOFR + 4.50%), 09/20/30 (f)	228	228
Franchise Group Intermediate Holdco, LLC
2024 DIP New Money Term Loan, 0.00%, (SOFR + 9.00%), 05/07/25 (f) (k) (p)	21	21
2024 DIP New Money Term Loan, 13.60%, (SOFR + 9.00%), 05/07/25 (f) (k)	60	60
2021 First Out Term Loan B, 10.39%, (3 Month Term SOFR + 4.75%), 02/24/26 (f)	229	131
2023 Incremental Term Loan, 9.34%, (3 Month Term SOFR + 4.75%), 03/10/26 (f)	81	46
GEN II Fund Services LLC
2024 Term Loan B, 7.34%, (SOFR + 2.75%), 11/19/31 (f)	110	110
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 6.36%, (3 Month Term SOFR + 1.75%), 03/27/31 (f)	140	139
Goat Holdco LLC
Term Loan, 0.00%, (SOFR + 3.00%), 12/11/31 (f) (p)	95	95
Griffon Corporation
2024 Term Loan B, 6.82%, (3 Month Term SOFR + 2.25%), 01/24/29 (f)	166	167
Groupe Solmax Inc.
Term Loan, 9.44%, (3 Month Term SOFR + 4.75%), 06/28/28 (f)	83	77
Term Loan, 9.62%, (3 Month Term SOFR + 4.75%), 06/28/28 (f)	97	89
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 6.85%, (SOFR + 2.25%), 04/22/30 (f)	220	221
HighTower Holdings LLC
2024 Term Loan B, 8.07%, (SOFR + 3.50%), 04/21/28 (f)	170	170
Homeserve USA Holding Corp
2024 Term Loan B, 6.37%, (SOFR + 2.00%), 10/21/30 (f)	154	154
Horizon US Finco LP
Term Loan, 0.00%, (SOFR + 4.75%), 12/16/31 (f) (p)	205	204
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 6.60%, (3 Month Term SOFR + 2.00%), 07/03/28 (f)	91	91
Inception Holdco S.a.r.l.
2024 USD Term Loan B, 9.10%, (3 Month Term SOFR + 4.50%), 03/15/31 (f)	45	45
IVC Acquisition Ltd
2024 USD Term Loan B, 9.39%, (3 Month Term SOFR + 4.75%), 11/16/28 (f)	163	164
Janus International Group, LLC
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.50%), 08/02/30 (f)	33	33
JBT Corporation
Term Loan, 0.00%, (SOFR + 2.25%), 10/09/31 (f) (p)	45	45
Johnstone Supply LLC
Term Loan, 7.51%, (3 Month Term SOFR + 3.00%), 05/15/31 (f)	100	100
Term Loan B, 0.00%, (Prime + 2.50%), 06/09/31 (f) (p)	15	15
Kaman Corporation
2024 Term Loan, 8.10%, (3 Month Term SOFR + 3.50%), 03/27/31 (f)	75	75
KNS Acquisition Corp.
Term Loan, 10.94%, (1 Month Term SOFR + 6.25%), 04/16/27 (f)	106	65
KUEHG Corp.
2024 Term Loan, 7.84%, (SOFR + 3.25%), 06/12/30 (f)	281	284
LaserShip, Inc.
2024 New Money Term Loan A, 10.76%, (SOFR + 6.25%), 01/02/29 (f)	59	61
2024 Term Loan B, 9.37%, (SOFR + 4.50%), 08/10/29 (f)	167	126
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.30%, (SOFR + 3.75%), 06/06/31 (f)	357	354
LC AHAB US Bidco LLC
Term Loan B, 7.57%, (1 Month Term SOFR + 3.00%), 04/14/31 (f)	55	55
Learning Care Group (US) No. 2 Inc.
2024 Term Loan B, 8.52%, (SOFR + 4.00%), 08/11/28 (f)	28	28
2024 Term Loan B, 8.60%, (SOFR + 4.00%), 08/11/28 (f)	4	4
2024 Term Loan B, 8.60%, (SOFR + 4.00%), 08/11/28 (f)	67	67

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
LSF11 Trinity Bidco Inc.
2024 Term Loan B, 8.09%, (SOFR + 3.50%), 06/14/30 (f)	24	24
Madison IAQ LLC
Term Loan, 7.89%, (SOFR + 2.75%), 06/15/28 (f)	233	234
Madison Safety & Flow LLC
2024 Term Loan B, 7.82%, (SOFR + 3.25%), 09/19/31 (f)	40	40
MajorDrive Holdings IV LLC
Term Loan B, 0.00%, (SOFR + 4.00%), 05/12/28 (f) (p)	15	15
Term Loan B, 8.87%, (3 Month Term SOFR + 4.00%), 05/12/28 (f)	55	54
Maximus, Inc.
2024 Term Loan B, 6.60%, (SOFR + 2.00%), 05/21/31 (f)	45	45
Modena Buyer LLC
Term Loan, 9.10%, (3 Month Term SOFR + 4.50%), 04/03/31 (f)	380	367
Modivcare Inc.
2024 Term Loan B, 9.34%, (3 Month Term SOFR + 4.75%), 06/17/31 (f)	80	75
Neptune Bidco US Inc
2022 USD Term Loan A, 9.51%, (SOFR + 4.75%), 10/11/28 (f)	372	333
2022 USD Term Loan B, 0.00%, (SOFR + 5.00%), 04/11/29 (f) (p)	30	27
2022 USD Term Loan B, 9.76%, (SOFR + 5.00%), 04/11/29 (f)	40	36
OMNIA Partners LLC
2024 Term Loan B, 7.37%, (3 Month Term SOFR + 2.75%), 07/25/30 (f)	229	230
Optiv Security, Inc.
2023 Term Loan, 9.87%, (3 Month Term SOFR + 5.25%), 08/17/26 (f)	138	113
Oscar AcquisitionCo, LLC
Term Loan B, 8.50%, (3 Month Term SOFR + 4.25%), 04/29/29 (f)	289	285
Osmose Utilities Services, Inc.
Term Loan, 7.94%, (SOFR + 3.25%), 06/18/28 (f)	10	10
Parexel International Corporation
2024 Term Loan B, 7.57%, (SOFR + 3.00%), 11/15/28 (f)	352	354
Patagonia Holdco LLC
Term Loan B1, 10.27%, (3 Month Term SOFR + 5.75%), 08/01/29 (f) (m)	83	74
Pike Corporation
2021 Incremental Term Loan B, 7.69%, (SOFR + 3.00%), 01/15/28 (f)	91	91
Pitney Bowes Inc.
2021 Term Loan B, 8.69%, (SOFR + 4.00%), 03/12/28 (f)	54	55
Planet US Buyer LLC
2024 Term Loan B, 7.52%, (3 Month Term SOFR + 3.00%), 02/01/31 (f)	119	120
Plano HoldCo Inc
Term Loan B, 8.09%, (SOFR + 3.50%), 08/01/31 (f)	65	65
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.60%, (3 Month Term SOFR + 2.00%), 07/03/28 (f)	23	23
Rand Parent, LLC
2023 Term Loan B, 8.35%, (3 Month Term SOFR + 3.75%), 02/09/30 (f)	124	124
Red Planet Borrower, LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 09/23/28 (f) (p)	—	—
Term Loan B, 8.17%, (1 Month Term SOFR + 3.50%), 09/23/28 (f)	151	148
Resideo Funding Inc.
2024 1st Lien Term Loan B, 8.25%, (Prime + 0.75%), 02/14/28 (f)	20	20
2024 M&A Term Loan B, 6.36%, (3 Month Term SOFR + 1.75%), 05/21/31 (f)	40	40
Reworld Holding Corp
Term Loan B, 0.00%, (SOFR + 2.25%), 11/30/28 (f) (p)	9	9
Term Loan C, 0.00%, (SOFR + 2.25%), 11/30/28 (f) (p)	1	1
Term Loan B, 6.70%, (SOFR + 2.25%), 11/30/28 (f)	95	95
Term Loan C, 6.70%, (SOFR + 2.25%), 11/30/28 (f)	7	7
Roper Industrial Products Investment Company LLC
2024 USD Term Loan B, 7.65%, (3 Month Term SOFR + 3.25%), 11/22/29 (f)	64	64
Runner Buyer, Inc.
2021 Term Loan B, 10.11%, (3 Month Term SOFR + 5.50%), 10/08/28 (f)	58	27
Sabert Corporation
2024 Term Loan B, 7.45%, (SOFR + 3.00%), 12/10/26 (f)	124	124
Sk Neptune Husky Finance S.A.R.L
Term Loan, 17.00%, (Prime + 9.00%), 04/30/33 (f) (k)	14	11
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.37%, (SOFR + 3.75%), 09/16/27 (f)	90	92
Smyrna Ready Mix Concrete, LLC
2023 Term Loan, 8.07%, (1 Month Term SOFR + 3.50%), 04/02/29 (f)	59	60
Southern Veterinary Partners, LLC
2024 1st Lien Term Loan, 7.71%, (SOFR + 3.25%), 10/30/31 (f)	285	287
Spin Holdco Inc.
2021 Term Loan, 8.71%, (3 Month Term SOFR + 4.00%), 02/26/28 (f)	1,181	992
Spirit Airlines Inc
Term Loan, 0.00%, 11/18/25 (f) (k) (p)	48	48
Stepstone Group MidCo 2 GmbH
Term Loan, 0.00%, (SOFR + 4.50%), 12/04/31 (f) (k) (p)	65	64
Tidal Waste & Recycling Holdings LLC
Term Loan B, 8.07%, (SOFR + 3.50%), 10/06/31 (f)	55	55
TK Elevator US Newco Inc
USD Term Loan B, 8.59%, (SOFR + 3.50%), 04/11/30 (f)	112	112
TKC Holdings, Inc.
2022 PIK Toggle Holdco Term Loan, 13.50%, (6 Month USD LIBOR + 13.50%), 02/14/27 (f)	81	73
TransDigm, Inc.
2024 Term Loan I, 7.35%, (3 Month Term SOFR + 2.75%), 08/24/28 (f)	749	752
2024 Term Loan K, 7.35%, (3 Month Term SOFR + 2.75%), 02/22/30 (f)	49	49
2024 Term Loan, 10.00%, (Prime + 1.50%), 09/05/32 (f)	125	125
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 12.85%, (3 Month Term SOFR + 8.00%), 02/28/25 (f) (m)	112	104
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.63%, (SOFR + 2.00%), 02/22/31 (f)	159	159
US Fertility Enterprises LLC
2024 Delayed Draw Term Loan, 0.00%, 10/03/31 (f) (p)	3	3
2024 Term Loan, 9.16%, (3 Month Term SOFR + 4.50%), 10/03/31 (f)	62	63
VM Consolidated, Inc.
2024 Term Loan B2, 9.25%, (SOFR + 2.25%), 03/24/28 (f)	122	123
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.02%, (3 Month Term SOFR + 4.50%), 05/07/29 (f)	55	55
WEC US Holdings Ltd.
2024 Term Loan, 6.80%, (1 Month Term SOFR + 2.25%), 01/20/31 (f)	337	337
Wellful Inc
2024 Term Loan A, 9.33%, (SOFR + 5.00%), 04/19/30 (f) (k)	89	89

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 0.00%, (SOFR + 2.75%), 03/31/28 (f) (p)	35	34
2021 Term Loan B, 7.44%, (1 Month Term SOFR + 2.75%), 03/31/28 (f)	285	278
Worldwide Express Operations, LLC
2024 Term Loan B, 8.52%, (SOFR + 4.00%), 07/26/28 (f)	189	190
		21,927
Communication Services 0.8%
19th Holdings Golf, LLC
2022 Term Loan B, 7.86%, (SOFR + 3.25%), 01/27/29 (f)	213	209
Academy, Ltd.
2021 Term Loan, 8.42%, (1 Month Term SOFR + 3.75%), 11/05/27 (f)	57	57
AIT Worldwide Logistics, Inc
2024 Term Loan B, 9.28%, (SOFR + 4.75%), 04/06/30 (f)	145	146
Allen Media, LLC
2021 Term Loan B, 10.25%, (3 Month Term SOFR + 5.50%), 02/10/27 (f) (m)	375	243
Altice Financing SA
2022 USD Term Loan, 9.66%, (SOFR + 5.00%), 10/31/27 (f)	59	49
Altice France S.A.
2023 USD Term Loan B14, 10.16%, (SOFR + 5.50%), 08/31/28 (f)	1,018	814
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.19%, (SOFR + 5.50%), 07/21/27 (f)	214	209
High-Yield Term Loan B2, 10.19%, (SOFR + 5.50%), 07/21/27 (f)	135	131
Arcis Golf LLC
2023 Term Loan B, 8.21%, (1 Month Term SOFR + 3.75%), 11/24/28 (f)	131	133
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.96%, (3 Month Term SOFR + 5.09%), 07/31/25 (f)	306	222
2024 Incremental Second Out Term Loan, 12.37%, (3 Month Term SOFR + 7.50%), 07/31/25 (f)	8	8
Term Loan, 0.00%, (SOFR + 10.00%), 12/31/49 (f) (k) (p)	425	416
Century De Buyer LLC
Term Loan B, 8.36%, (3 Month Term SOFR + 4.00%), 09/27/30 (f)	108	109
Charter Communications Operating, LLC
Term Loan B5, 6.78%, (3 Month Term SOFR + 2.25%), 11/21/31 (f)	718	716
Ciena Corporation
2020 Term Loan B, 6.37%, (1 Month Term SOFR + 2.00%), 10/24/30 (f)	44	44
City Football Group Limited
2024 Term Loan, 7.69%, (SOFR + 3.00%), 07/21/30 (f)	495	492
ClubCorp Holdings, Inc.
2023 Term Loan B2, 9.87%, (3 Month Term SOFR + 5.00%), 10/01/28 (f)	277	278
CMG Media Corporation
2024 Term Loan, 0.00%, (SOFR + 3.50%), 06/18/29 (f) (p)	20	18
2024 Term Loan, 8.17%, (SOFR + 3.50%), 06/18/29 (f)	332	296
CommScope, Inc.
2024 Term Loan, 0.00%, (SOFR + 5.50%), 12/18/29 (f) (p)	95	96
Connect Finco Sarl
2024 Non-Extended Term Loan B, 0.00%, (SOFR + 3.50%), 12/11/26 (f) (p)	30	30
2024 Non-Extended Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 12/11/26 (f)	20	20
2024 Extended Term Loan B, 9.07%, (1 Month Term SOFR + 4.50%), 09/11/29 (f)	85	74
Consolidated Communications, Inc.
2021 Term Loan B, 8.19%, (1 Month Term SOFR + 3.50%), 09/15/27 (f)	85	84
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 6.86%, (1 Month Term SOFR + 2.25%), 01/22/28 (f)	210	209
2021 Term Loan B6, 7.51%, (1 Month Term SOFR + 3.00%), 09/23/29 (f)	55	55
Crown Finance US, Inc.
2024 Term Loan B, 11.75%, (SOFR + 4.25%), 10/31/31 (f)	370	370
CSC Holdings, LLC
2022 Term Loan B6, 8.90%, (1 Month Term SOFR + 4.50%), 01/17/28 (f)	444	434
Dave & Buster's, Inc.
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.25%), 06/29/29 (f)	115	112
2024 1st Lien Term Loan B, 7.81%, (SOFR + 3.25%), 09/26/31 (f)	110	108
Diamond Sports Group, LLC
2022 First Priority Term Loan, 0.00%, (SOFR + 10.00%), 05/19/26 (f) (g) (h)	44	38
2024 DIP PIK Term Loan, 10.00%, (Fixed + 5.00%), 08/02/27 (f)	32	35
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 7.94%, (SOFR + 3.25%), 11/18/28 (f)	45	45
Fluidra, S.A.
2022 USD Term Loan B, 6.60%, (SOFR + 1.93%), 01/21/29 (f)	154	154
Flutter Financing B.V.
2024 Term Loan B, 6.12%, (SOFR + 1.75%), 11/30/30 (f)	293	292
Frontier Communications Corp.
2024 Term Loan B, 8.76%, (3 Month Term SOFR + 3.50%), 06/20/31 (f)	280	283
Great Outdoors Group, LLC
2021 Term Loan B2, 8.44%, (SOFR + 3.75%), 02/26/28 (f)	2,469	2,478
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 7.86%, (SOFR + 2.50%), 03/16/27 (f)	82	82
2024 USD Term Loan B3, 8.01%, (6 Month Term SOFR + 2.75%), 10/31/29 (f)	177	177
Herschend Entertainment Company, LLC
2021 Term Loan, 7.57%, (1 Month Term SOFR + 3.00%), 08/18/28 (f)	38	38
II-VI Incorporated
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.50%), 07/02/29 (f)	262	262
LCPR Loan Financing LLC
2021 Term Loan B, 8.26%, (1 Month Term SOFR + 3.75%), 09/25/28 (f)	30	27
Life Time Fitness Inc
2024 Term Loan B, 7.03%, (SOFR + 2.50%), 10/22/31 (f)	155	155
Light and Wonder International, Inc.
2024 Term Loan B2, 6.63%, (SOFR + 2.25%), 04/19/29 (f)	185	186
Lorca Holdco Limited
2024 USD Term Loan, 8.10%, (SOFR + 3.50%), 04/17/31 (f)	50	50
Lumen Technologies, Inc.
Term Loan, 0.00%, (SOFR + 6.00%), 06/01/28 (f) (p)	55	55
2024 Extended Term Loan B1, 0.00%, (SOFR + 2.35%), 04/15/29 (f) (p)	155	145
2024 Extended Term Loan B1, 7.04%, (SOFR + 2.35%), 04/15/29 (f)	5	5
2024 Extended Term Loan B2, 0.00%, (SOFR + 2.35%), 04/15/30 (f) (p)	320	297
2024 Extended Term Loan B2, 7.04%, (SOFR + 2.35%), 04/15/30 (f)	5	5
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.19%, (SOFR + 2.50%), 06/13/26 (f)	119	119
Ontario Gaming GTA LP
Term Loan B, 8.89%, (3 Month Term SOFR + 4.25%), 07/11/30 (f)	129	129

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Recess Holdings, Inc.
2024 Term Loan B, 9.09%, (3 Month Term SOFR + 4.50%), 02/14/30 (f)	89	90
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.92%, (3 Month Term SOFR + 9.05%), 11/01/25 (f)	163	8
Sinclair Television Group Inc.
Term Loan B2B, 7.19%, (3 Month Term SOFR + 2.50%), 07/18/26 (f)	255	251
2022 Term Loan B4, 8.42%, (1 Month Term SOFR + 3.75%), 04/13/29 (f)	73	59
Tait, LLC
2024 Term Loan B, 9.07%, (SOFR + 4.50%), 08/14/31 (f)	55	55
Topgolf Callaway Brands Corp.
Term Loan B, 7.57%, (1 Month Term SOFR + 3.00%), 03/14/30 (f)	220	219
TripAdvisor Inc
Term Loan, 7.32%, (SOFR + 2.75%), 07/01/31 (f)	55	55
UFC Holdings, LLC
2024 Term Loan B, 6.77%, (SOFR + 2.25%), 11/13/31 (f)	80	80
Univision Communications Inc.
2022 Term Loan B, 7.94%, (SOFR + 3.25%), 05/06/28 (f)	343	339
2024 Term Loan B, 8.19%, (3 Month Term SOFR + 3.50%), 01/31/29 (f)	75	75
2022 First Lien Term Loan B, 8.85%, (3 Month Term SOFR + 4.25%), 06/10/29 (f)	58	59
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.72%, (SOFR + 3.17%), 03/06/31 (f)	115	114
Windstream Services, LLC
2024 Term Loan B, 9.40%, (SOFR + 4.75%), 09/26/31 (f)	175	177
		12,820
Information Technology 0.8%
Ahead DB Holdings, LLC
2024 Term Loan B3, 8.10%, (1 Month Term SOFR + 3.50%), 01/24/31 (f)	75	75
Applied Systems, Inc.
2024 1st Lien Term Loan, 7.60%, (3 Month Term SOFR + 3.00%), 02/07/31 (f)	292	295
Ascend Learning, LLC
2021 2nd Lien Term Loan, 0.00%, (SOFR + 5.75%), 11/18/29 (f) (p)	40	40
2021 2nd Lien Term Loan, 10.42%, (SOFR + 5.75%), 11/18/29 (f)	130	129
AZZ Inc.
Term Loan B, 7.07%, (1 Month Term SOFR + 2.50%), 05/06/29 (f)	172	172
CACI International, Inc.
Term Loan B, 6.30%, (SOFR + 1.75%), 10/16/31 (f)	75	75
Term Loan B, 6.32%, (SOFR + 1.75%), 10/16/31 (f)	5	5
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.32%, (1 Month Term SOFR + 2.75%), 01/31/31 (f)	82	82
CD&R Hydra Buyer Inc.
2024 Term Loan B, 8.67%, (1 Month Term SOFR + 4.00%), 03/15/31 (f)	194	194
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 8.02%, (SOFR + 3.50%), 03/30/29 (f)	398	399
2024 USD Term Loan, 8.31%, (SOFR + 3.75%), 03/24/31 (f)	236	237
ConnectWise, LLC
2021 Term Loan B, 8.37%, (3 Month Term SOFR + 3.50%), 09/23/28 (f)	288	290
CoreLogic, Inc.
Term Loan, 8.19%, (1 Month Term SOFR + 3.50%), 04/14/28 (f)	365	360
Dayforce, Inc.
Term Loan B, 7.09%, (1 Month Term SOFR + 2.50%), 02/16/31 (f)	70	70
DCert Buyer, Inc.
2019 Term Loan B, 8.57%, (1 Month Term SOFR + 4.00%), 07/31/26 (f)	340	326
2021 2nd Lien Term Loan, 11.57%, (1 Month Term SOFR + 7.00%), 02/16/29 (f)	165	132
ECL Entertainment, LLC
2024 1st Lien Term Loan B, 8.07%, (SOFR + 3.50%), 08/31/30 (f)	59	60
Epicor Software Corporation
2024 Term Loan E, 7.82%, (3 Month Term SOFR + 3.25%), 05/23/31 (f)	293	295
Finastra USA, Inc.
2023 Term Loan, 11.65%, (3 Month Term SOFR + 7.25%), 09/13/29 (f)	174	174
Flexera Software LLC
2024 Term Loan, 7.88%, (SOFR + 3.50%), 03/03/28 (f)	193	194
Gainwell Acquisition Corp.
Term Loan B, 8.70%, (3 Month Term SOFR + 4.00%), 08/17/27 (f)	264	255
Galaxy US Opco Inc.
Term Loan, 9.34%, (3 Month Term SOFR + 4.75%), 04/19/29 (f)	138	122
Gen Digital Inc.
2024 Term Loan B, 6.32%, (SOFR + 1.75%), 01/28/29 (f)	342	341
Genesys Cloud Services Holdings II LLC
2024 USD Term Loan B, 7.57%, (SOFR + 3.00%), 12/01/27 (f)	148	150
Go Daddy Operating Company, LLC
2024 Term Loan B6, 6.57%, (1 Month Term SOFR + 2.00%), 11/12/29 (f)	132	132
2024 Term Loan B7, 6.32%, (1 Month Term SOFR + 1.75%), 05/21/31 (f)	105	105
GTT Communications, Inc.
2022 Opco Term Loan, 11.67%, (1 Month Term SOFR + 1.10%), 12/30/27 (f)	46	44
2022 Holdco Term Loan, 14.43%, (SOFR + 9.10%), 06/30/28 (f)	40	30
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.37%, (SOFR + 3.00%), 03/01/29 (f)	377	377
MH Sub I, LLC
2023 Term Loan, 0.00%, (SOFR + 4.25%), 04/13/28 (f) (p)	30	30
2023 Term Loan, 8.82%, (1 Month Term SOFR + 4.25%), 04/13/28 (f)	708	708
2021 2nd Lien Term Loan, 10.82%, (1 Month Term SOFR + 6.25%), 02/12/29 (f)	90	89
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.82%, (SOFR + 3.25%), 06/05/31 (f)	170	169
MKS Instruments, Inc.
2024 USD Term Loan B, 6.59%, (SOFR + 2.25%), 08/17/29 (f)	214	214
NCR Atleos LLC
2024 Term Loan B, 8.40%, (Prime + 3.75%), 04/16/29 (f)	89	89
Open Text Corporation
2023 Term Loan B, 6.32%, (SOFR + 1.75%), 01/31/30 (f)	271	270
Particle Investments S.a.r.l.
2024 Term Loan B, 8.57%, (1 Month Term SOFR + 4.00%), 03/19/31 (f)	30	30
PointClickCare Technologies, Inc.
2024 USD Term Loan B, 7.82%, (SOFR + 3.25%), 10/11/31 (f)	65	65
Polaris Newco LLC
USD Term Loan B, 8.85%, (3 Month Term SOFR + 4.00%), 06/03/28 (f)	879	880
2nd Lien Term Loan, 0.00%, (SOFR + 9.00%), 06/04/29 (f) (p)	10	10
2nd Lien Term Loan, 13.61%, (SOFR + 9.00%), 06/04/29 (f)	80	79
Priority Holdings, LLC
2024 Term Loan B, 9.32%, (SOFR + 4.75%), 05/16/31 (f)	35	35
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 0.00%, (SOFR + 3.25%), 10/28/30 (f) (p)	95	96
2024 1st Lien Term Loan B, 7.77%, (SOFR + 3.25%), 10/28/30 (f)	228	230
Project Alpha Intermediate Holding, Inc.
Term Loan, 0.00%, (SOFR + 5.00%), 11/22/32 (f) (p)	120	121
Project Boost Purchaser, LLC
2024 Term Loan, 8.15%, (3 Month Term SOFR + 3.50%), 07/02/31 (f)	123	124
2024 2nd Lien Term Loan, 9.90%, (3 Month Term SOFR + 5.25%), 07/02/32 (f)	35	36
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 7.35%, (SOFR + 2.75%), 03/15/28 (f)	274	157
2024 First Lien First Out Term Loan, 10.85%, (3 Month Term SOFR + 6.25%), 05/15/28 (f)	64	66
RealPage, Inc
1st Lien Term Loan, 7.69%, (SOFR + 3.00%), 02/18/28 (f)	243	242
2024 Incremental Term Loan, 8.10%, (SOFR + 3.75%), 04/24/28 (f)	60	60
Renaissance Holding Corp.
2024 Term Loan, 8.70%, (3 Month Term SOFR + 4.25%), 04/08/30 (f)	302	301
Sandisk Corp
Term Loan, 0.00%, (SOFR + 3.00%), 12/12/31 (f) (p)	505	496
Sophia, L.P.
2024 1st Lien Term Loan B, 7.60%, (SOFR + 3.00%), 10/29/29 (f)	56	56
Sophos
Term Loan, 0.00%, (SOFR + 3.50%), 01/15/27 (f) (p)	45	45
Sovos Compliance, LLC
2021 Term Loan, 9.19%, (1 Month Term SOFR + 4.50%), 08/11/28 (f)	93	94
SS&C Technologies Inc.
2024 Term Loan B8, 6.57%, (SOFR + 2.00%), 05/09/31 (f)	227	227
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 8.77%, (SOFR + 4.25%), 10/11/31 (f)	105	105
TTM Technologies, Inc.
2024 Term Loan B, 6.80%, (SOFR + 2.25%), 05/23/30 (f)	103	103
UKG Inc.
2024 Term Loan B, 7.62%, (3 Month Term SOFR + 3.00%), 01/30/31 (f)	741	745
Veritiv Corporation
2024 Term Loan B2, 6.66%, (SOFR + 2.00%), 03/02/27 (f)	188	188
VS Buyer, LLC
2024 1st Lien Term Loan B, 7.12%, (SOFR + 2.75%), 04/12/31 (f)	80	80
Zayo Group Holdings, Inc.
USD Term Loan, 7.69%, (1 Month Term SOFR + 3.00%), 02/18/27 (f)	205	192
2022 USD Incremental Term Loan B, 8.82%, (1 Month Term SOFR + 4.25%), 03/09/27 (f)	204	191
Zelis Payments Buyer, Inc.
Term Loan B, 7.32%, (1 Month Term SOFR + 2.75%), 09/28/29 (f)	159	159
5th Amendment Term Loan, 10.00%, (SOFR + 3.25%), 10/24/31 (f)	260	261
		12,203
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.32%, (SOFR + 1.75%), 09/23/30 (f)	229	228
ABG Intermediate Holdings 2 LLC
2024 Term Loan B, 7.09%, (SOFR + 2.25%), 12/21/28 (f)	910	913
ACProducts, Inc.
2021 Term Loan B, 9.12%, (3 Month Term SOFR + 4.25%), 05/17/28 (f)	384	310
American Trailer World Corp.
Term Loan B, 8.42%, (SOFR + 3.75%), 02/17/28 (f)	177	156
Apro, LLC
2024 Term Loan B, 8.27%, (SOFR + 3.75%), 06/26/31 (f)	135	136
Aramark Services, Inc.
2019 Term Loan B4, 6.44%, (SOFR + 1.75%), 12/04/26 (f)	117	116
2024 Term Loan B7, 6.57%, (1 Month Term SOFR + 2.00%), 04/06/28 (f)	85	85
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 6.32%, (SOFR + 1.75%), 05/09/31 (f)	99	99
At Home Group Inc.
Term Loan B, 8.92%, (1 Month Term SOFR + 4.25%), 07/24/28 (f)	121	50
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.27%, (SOFR + 2.75%), 10/01/31 (f)	290	292
BJ's Wholesale Club, Inc.
2023 Term Loan B, 6.27%, (SOFR + 1.75%), 02/03/29 (f)	79	79
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 7.32%, (1 Month Term SOFR + 2.75%), 12/13/29 (f)	127	127
2024 Term Loan B4, 7.32%, (1 Month Term SOFR + 2.75%), 01/22/31 (f)	48	48
Byju's Alpha, Inc.
2024 DIP New Money Term Loan, 12.85%, (SOFR + 8.00%), 04/03/26 (f)	1	1
2024 DIP New Money Term Loan, 0.00%, (SOFR + 8.00%), 04/06/26 (f) (p)	1	1
2024 Bridge Term Loan, 12.67%, (SOFR + 8.00%), 04/24/26 (f) (k)	1	1
2024 Prepetition Reimbursement New Money Term Loan, 12.67%, (SOFR + 8.00%), 04/24/26 (f) (k)	3	3
Term Loan B, 0.00%, (LIBOR + 5.50%), 11/05/26 (f) (g) (h)	158	17
Caesars Entertainment Inc.
Term Loan B, 6.82%, (3 Month Term SOFR + 2.25%), 01/25/30 (f)	673	673
2024 Term Loan B1, 6.82%, (3 Month Term SOFR + 2.25%), 01/24/31 (f)	69	70
Clarios Global LP
2024 USD Term Loan B, 7.07%, (SOFR + 2.50%), 05/06/30 (f)	214	215
CWGS Group, LLC
2021 Term Loan B, 7.19%, (SOFR + 2.50%), 05/25/28 (f)	129	127
EG FinCo LTD
Term Loan, 0.00%, (SOFR + 4.25%), 02/07/28 (f) (p)	35	35
EG Group Limited
2023 USD Tranche C Term Loan B, 10.18%, (SOFR + 5.50%), 02/07/28 (f)	1	1
2023 USD Tranche C Term Loan B, 10.33%, (SOFR + 5.50%), 02/07/28 (f)	435	438
Empire Today, LLC
2021 Term Loan B, 9.75%, (3 Month Term SOFR + 5.00%), 04/01/28 (f) (k)	68	66
2024 UnSub FLFO Term Loan A, 10.25%, (SOFR + 5.50%), 08/30/29 (f) (k)	15	15
Epic Creations Inc
DIP New Money Term Loan, 14.57%, (Prime + 10.00%), 04/30/25 (f) (k)	1	1
Flynn Restaurant Group LP
2021 Term Loan B, 8.92%, (SOFR + 4.25%), 11/22/28 (f)	78	79
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 8.59%, (1 Month Term SOFR + 4.00%), 01/25/31 (f)	253	249
Four Seasons Hotels Limited
2024 1st Lien Term Loan B, 6.32%, (SOFR + 1.75%), 11/30/29 (f)	182	182

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Fugue Finance B.V.
2023 USD Term Loan B, 8.51%, (3 Month Term SOFR + 4.00%), 01/31/28 (f)	98	99
Golden Entertainment, Inc.
2023 Term Loan B, 6.85%, (SOFR + 2.25%), 05/18/30 (f)	197	197
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.07%, (3 Month Term SOFR + 2.50%), 06/05/31 (f)	85	84
2024 Term Loan B, 7.24%, (SOFR + 2.50%), 06/05/31 (f)	11	11
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 7.07%, (SOFR + 2.50%), 05/20/28 (f)	480	481
Hunter Douglas Inc.
USD Term Loan B1, 8.02%, (3 Month Term SOFR + 3.50%), 02/09/29 (f)	737	735
J&J Ventures Gaming, LLC
Term Loan, 8.71%, (1 Month Term SOFR + 4.00%), 04/07/28 (f)	92	92
2023 Incremental Term Loan B, 8.96%, (1 Month Term SOFR + 4.25%), 04/26/28 (f)	119	119
Les Schwab Tire Centers
2024 Term Loan B, 7.57%, (1 Month Term SOFR + 3.00%), 04/23/31 (f)	129	130
LIDS Holdings, Inc.
Term Loan, 10.00%, (3 Month Term SOFR + 5.50%), 12/03/26 (f) (k)	51	50
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 6.82%, (SOFR + 2.25%), 03/17/31 (f)	167	167
Mattress Firm Inc
2021 Term Loan B, 8.92%, (3 Month Term SOFR + 4.25%), 09/21/28 (f)	214	214
Michaels Companies, Inc.
2021 Term Loan B, 9.12%, (3 Month Term SOFR + 4.25%), 04/08/28 (f)	134	107
Needle Holdings LLC
2024 Exit Term Loan, 14.10%, (1 Month Term SOFR + 9.50%), 04/30/28 (f) (k)	55	41
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 0.00%, (3 Month Term SOFR + 6.25%), 03/01/26 (f) (p)	30	29
2019 Term Loan B, 10.99%, (3 Month Term SOFR + 6.25%), 03/01/26 (f)	101	97
Term Loan, 0.00%, (SOFR + 6.25%), 12/31/49 (f) (p)	75	72
Pacific Bells, LLC
Term Loan B, 9.37%, (3 Month Term SOFR + 4.00%), 10/12/28 (f)	126	126
PCI Gaming Authority
Term Loan, 6.57%, (SOFR + 2.00%), 05/15/26 (f)	58	57
Power Stop, LLC
2022 Term Loan, 9.36%, (3 Month Term SOFR + 4.75%), 01/26/29 (f)	199	188
Raising Cane's Restaurants, LLC
2024 Term Loan B, 6.38%, (SOFR + 2.00%), 09/10/31 (f)	25	25
Restoration Hardware, Inc.
Term Loan B, 0.00%, (SOFR + 2.50%), 10/15/28 (f) (p)	35	35
Term Loan B, 7.19%, (SOFR + 2.50%), 10/15/28 (f)	83	82
2022 Incremental Term Loan, 7.92%, (1 Month Term SOFR + 3.25%), 10/20/28 (f)	20	20
RVR Dealership Holdings, LLC
Term Loan B, 8.50%, (SOFR + 3.75%), 02/08/28 (f)	128	120
Specialty Building Products Holdings, LLC
2021 Term Loan B, 8.42%, (SOFR + 3.75%), 10/05/28 (f)	78	78
Station Casinos LLC
2024 Term Loan B, 6.38%, (1 Month Term SOFR + 2.00%), 03/07/31 (f)	258	258
Sweetwater Borrower, LLC
Term Loan B, 8.94%, (SOFR + 4.25%), 08/03/28 (f)	178	178
Tempur Sealy International Inc.
2024 Term Loan B, 7.07%, (SOFR + 2.50%), 10/04/31 (f)	230	230
TGP Holdings III, LLC
2021 Term Loan, 0.00%, (SOFR + 3.25%), 06/24/28 (f) (p)	55	53
2021 Term Loan, 7.92%, (SOFR + 3.25%), 06/24/28 (f)	155	151
Tory Burch LLC
Term Loan B, 7.94%, (SOFR + 3.25%), 04/14/28 (f)	179	179
Touchdown Acquirer Inc
2024 Term Loan B, 7.85%, (SOFR + 3.25%), 02/21/31 (f)	150	151
Varsity Brands, Inc.
2024 Term Loan B, 8.27%, (SOFR + 3.75%), 07/30/31 (f)	215	215
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.25%), 01/30/31 (f)	85	86
2024 1st Lien Term Loan B, 7.85%, (SOFR + 3.25%), 01/30/31 (f)	51	52
Weber-Stephen Products LLC
Term Loan B, 0.00%, (SOFR + 3.25%), 10/20/27 (f) (p)	20	20
Term Loan B, 7.94%, (SOFR + 3.25%), 10/20/27 (f)	153	152
2022 Incremental Term Loan B, 8.92%, (SOFR + 4.25%), 10/30/27 (f)	55	55
WH Borrower, LLC
Term Loan, 10.15%, (SOFR + 5.50%), 02/09/27 (f)	92	92
2023 Incremental Term Loan, 10.15%, (3 Month Term SOFR + 5.50%), 02/15/27 (f)	326	329
Whatabrands LLC
2024 1st Lien Term Loan B, 6.88%, (SOFR + 2.50%), 08/03/28 (f)	263	263
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 6.32%, (1 Month Term SOFR + 1.75%), 05/28/30 (f)	34	34
		10,767
Financials 0.5%
Acrisure, LLC
2024 Term Loan B6, 7.36%, (SOFR + 3.00%), 11/06/30 (f)	1,047	1,047
AmWINS Group, Inc.
2021 Term Loan B, 6.94%, (SOFR + 2.25%), 02/16/28 (f)	194	194
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.07%, (1 Month Term SOFR + 3.50%), 02/15/27 (f)	348	348
Asurion LLC
2021 2nd Lien Term Loan B3, 0.00%, (SOFR + 5.25%), 02/05/28 (f) (p)	5	5
2021 Term Loan B9, 7.94%, (SOFR + 3.25%), 02/05/28 (f)	119	119
2021 2nd Lien Term Loan B3, 9.94%, (SOFR + 5.25%), 02/05/28 (f)	50	49
2022 Term Loan B10, 8.67%, (SOFR + 4.00%), 08/16/28 (f)	179	179
2023 Term Loan B11, 8.92%, (SOFR + 4.25%), 08/19/28 (f)	82	82
2021 Second Lien Term Loan B4, 9.94%, (SOFR + 5.25%), 01/15/29 (f)	125	120
2024 Term Loan B12, 8.82%, (SOFR + 4.25%), 09/12/30 (f)	1,345	1,340
Azorra Soar TLB Finance Ltd
Term Loan B, 7.86%, (SOFR + 3.50%), 10/10/29 (f)	80	80
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (3 Month Term SOFR + 3.25%), 05/10/31 (f) (p)	30	30
2024 Term Loan B4, 7.40%, (SOFR + 3.00%), 05/10/31 (f)	18	18
2024 Term Loan B4, 7.57%, (3 Month Term SOFR + 3.00%), 05/10/31 (f)	172	173

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Chamberlain Group Inc
Term Loan B, 7.92%, (1 Month Term SOFR + 3.25%), 10/22/28 (f)	20	20
2024 Incremental Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 11/03/28 (f)	60	60
Charlotte Buyer, Inc.
2024 Term Loan B, 9.20%, (1 Month Term SOFR + 4.75%), 02/11/28 (f)	94	94
Citadel Securities LP
2024 First Lien Term Loan, 6.57%, (SOFR + 2.00%), 10/31/31 (f)	340	341
Cotiviti Corporation
2024 Term Loan, 7.30%, (SOFR + 2.75%), 02/21/31 (f)	303	304
2024 Fixed Term Loan B, 7.63%, (Fixed + 7.63%), 02/21/31 (f)	55	55
HUB International Limited
2024 1st Lien Term Loan B, 7.37%, (3 Month Term SOFR + 3.00%), 06/19/30 (f)	799	803
Jane Street Group, LLC
2024 1st Lien Term Loan B, 6.40%, (SOFR + 2.00%), 01/26/28 (f)	139	139
2024 Term Loan B1, 6.40%, (SOFR + 2.00%), 12/10/31 (f)	135	134
Jones DesLauriers Insurance Management Inc.
2024 1st Lien Term Loan B, 7.88%, (SOFR + 3.29%), 03/15/30 (f)	130	130
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 06/27/31 (f)	183	172
NEXUS Buyer LLC
2021 Second Lien Term Loan, 10.92%, (SOFR + 6.25%), 10/29/29 (f)	55	55
2024 Term Loan B, 8.57%, (SOFR + 4.00%), 07/18/31 (f)	351	352
Novae LLC
1st Lien Term Loan, 9.44%, (3 Month Term SOFR + 5.00%), 01/19/29 (f) (m)	84	79
Nuvei Technologies Corp.
2024 Term Loan B1, 0.00%, (3 Month Term SOFR + 3.00%), 07/19/31 (f) (p)	20	20
2024 Term Loan B1, 7.43%, (3 Month Term SOFR + 3.00%), 07/19/31 (f)	78	78
2024 Term Loan B1, 7.44%, (1 Month Term SOFR + 3.00%), 07/19/31 (f)	172	172
Ryan Specialty Group, LLC
2024 USD Term Loan B, 6.82%, (SOFR + 2.25%), 09/11/31 (f)	153	154
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.59%, (1 Month Term SOFR + 3.00%), 02/16/28 (f)	139	140
St. George Warehousing & Trucking Co. of CA, Inc.
2024 Second Out Term Loan, 12.87%, (SOFR + 7.50%), 10/03/29 (f)	69	37
2024 UnSub FLFO, 12.87%, (SOFR + 8.25%), 10/07/29 (f) (k)	32	32
Superannuation and Investments US LLC
USD Term Loan, 8.44%, (SOFR + 3.75%), 09/23/28 (f)	78	79
Trans Union, LLC
2024 Term Loan B7, 6.57%, (1 Month Term SOFR + 2.00%), 12/01/28 (f)	169	168
Term Loan, 13.00%, 12/11/29 (f) (q)	38	38
2024 Term Loan B8, 6.32%, (SOFR + 1.75%), 06/06/31 (f)	49	49
Truist Insurance Holdings LLC
1st Lien Term Loan, 7.85%, (3 Month Term SOFR + 3.25%), 03/21/31 (f)	138	138
2024 Term Loan B, 7.20%, (SOFR + 2.75%), 05/06/31 (f)	25	25
2nd Lien Term Loan, 9.35%, (3 Month Term SOFR + 4.75%), 03/08/32 (f)	134	137
United Rentals, Inc.
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 1.75%), 02/07/31 (f)	84	85
USI, Inc.
2024 Term Loan (2030), 7.09%, (3 Month Term SOFR + 2.75%), 09/27/30 (f)	30	30
Viant Medical Holdings, Inc.
2024 Term Loan B, 8.60%, (SOFR + 4.00%), 10/15/31 (f)	63	64
Term Loan, 8.60%, (SOFR + 4.00%), 10/15/31 (f)	7	7
		7,975
Materials 0.5%
American Rock Salt Company LLC
2021 Term Loan, 8.78%, (3 Month Term SOFR + 4.00%), 06/04/28 (f)	35	31
2024 First Out Term Loan, 11.60%, (SOFR + 7.00%), 06/09/28 (f)	10	10
2024 First Out Delayed Draw Term Loan, 0.00%, (SOFR + 7.00%), 08/16/29 (f) (p)	8	8
Amern Rock Salt Co LLC
Term Loan, 11.70%, 06/12/28 (f)	3	3
Arcosa Inc
Term Loan B, 7.08%, (SOFR + 2.25%), 08/12/31 (f)	175	176
Aruba Investments Holdings, LLC
2020 USD Term Loan, 8.67%, (1 Month Term SOFR + 4.00%), 10/28/27 (f)	168	168
2020 2nd Lien Term Loan, 12.42%, (SOFR + 7.75%), 10/28/28 (f)	140	136
Avient Corporation
2024 Term Loan B8, 6.64%, (3 Month Term SOFR + 2.00%), 08/29/29 (f)	30	30
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B, 6.27%, (SOFR + 1.75%), 12/20/29 (f)	47	47
Bakelite US Holdco, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 12/16/31 (f) (p)	155	154
Berlin Packaging LLC
2024 Term Loan B, 7.95%, (SOFR + 3.50%), 05/09/31 (f)	41	42
2024 Term Loan B, 7.95%, (3 Month Term SOFR + 3.50%), 05/09/31 (f)	246	247
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.50%), 05/09/31 (f)	31	31
2024 Term Loan B, 8.35%, (3 Month Term SOFR + 3.50%), 05/09/31 (f)	1	1
Berry Global, Inc.
2023 Term Loan AA, 6.34%, (SOFR + 1.75%), 07/01/29 (f)	135	135
Charter NEX US, Inc.
2024 Term Loan B1, 7.53%, (SOFR + 3.00%), 12/01/30 (f)	184	185
Chemours Company (The)
2023 USD Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 08/10/28 (f)	301	302
2021 Term Loan B, 10.37%, (SOFR + 5.75%), 11/15/28 (f)	80	76
Consolidated Energy Finance, S.A.
2024 Term Loan B, 9.01%, (1 Month Term SOFR + 4.50%), 11/07/30 (f)	194	188
Derby Buyer LLC
2024 Term Loan B, 7.87%, (SOFR + 3.50%), 11/01/30 (f)	129	130
Discovery Purchaser Corporation
Term Loan, 8.97%, (3 Month Term SOFR + 4.38%), 08/04/29 (f)	353	355
Gemini HDPE LLC
2020 Term Loan B, 7.85%, (3 Month Term SOFR + 3.00%), 12/11/27 (f)	74	75
Graham Packaging Company Inc.
2024 Term Loan B, 7.07%, (SOFR + 2.50%), 08/04/27 (f)	149	150
Hexion Holdings Corporation
2024 Term Loan B, 8.45%, (SOFR + 4.00%), 03/15/29 (f)	571	570
2022 USD 2nd Lien Term Loan, 12.11%, (SOFR + 7.44%), 02/09/30 (f)	49	47
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.92%, (SOFR + 4.25%), 03/09/29 (f)	193	194
2023 USD Term Loan, 8.42%, (SOFR + 3.75%), 03/01/30 (f)	64	64

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.72%, (3 Month Term SOFR + 4.72%), 02/04/26 (f)	146	132
Kodiak Building Partners Inc.
2024 Term Loan B, 8.13%, (SOFR + 3.75%), 11/26/31 (f)	185	185
Koppers Inc.
2024 Term Loan B, 7.38%, (1 Month Term SOFR + 2.50%), 04/10/30 (f)	158	158
Lonza Group AG
USD Term Loan B, 0.00%, (SOFR + 3.92%), 04/29/28 (f) (p)	85	83
USD Term Loan B, 8.63%, (3 Month Term SOFR + 3.92%), 04/29/28 (f)	144	141
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 0.00%, (SOFR + 7.00%), 10/22/28 (f) (g) (h)	58	1
M2S Group Holdings Inc
Term Loan B, 0.00%, (SOFR + 4.75%), 08/21/31 (f) (p)	50	48
Term Loan B, 9.09%, (SOFR + 4.75%), 08/21/31 (f)	293	282
MI Windows and Doors, LLC
2024 Term Loan B2, 7.57%, (1 Month Term SOFR + 3.00%), 03/21/31 (f)	50	50
Natgasoline LLC
Term Loan B, 9.02%, (SOFR + 3.50%), 10/31/25 (f)	60	60
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.17%, (SOFR + 3.50%), 09/22/28 (f)	277	279
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.66%, (SOFR + 3.25%), 04/03/28 (f)	267	268
Olympus Water US Holding Corporation
2024 USD Term Loan B, 8.10%, (3 Month Term SOFR + 3.50%), 06/06/31 (f)	211	211
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 7.84%, (3 Month Term SOFR + 3.25%), 11/30/27 (f)	181	182
Pactiv Evergreen Group Holdings Inc.
2024 Term Loan B4, 7.07%, (SOFR + 2.50%), 09/25/28 (f)	96	96
Pregis TopCo Corporation
1st Lien Term Loan, 8.57%, (1 Month Term SOFR + 4.00%), 07/25/26 (f)	71	71
2021 Incremental Term Loan, 8.69%, (1 Month Term SOFR + 4.00%), 07/31/26 (f)	73	73
Reynolds Consumer Products LLC
Term Loan, 6.42%, (SOFR + 1.75%), 01/30/27 (f)	120	120
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 7.59%, (SOFR + 3.00%), 03/16/27 (f)	90	90
Spa Holdings 3 Oy
USD Term Loan B, 8.62%, (3 Month Term SOFR + 3.75%), 03/18/28 (f)	91	91
Staples, Inc.
2024 Term Loan B, 0.00%, (SOFR + 5.75%), 08/22/29 (f) (p)	10	9
2024 Term Loan B, 10.18%, (SOFR + 5.75%), 08/22/29 (f)	414	395
SupplyOne, Inc
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 03/27/31 (f)	30	30
TPC Group Inc.
2024 Term Loan B, 10.11%, (SOFR + 5.75%), 11/22/31 (f)	190	189
TricorBraun Holdings, Inc.
2021 Term Loan, 7.94%, (SOFR + 3.25%), 01/29/28 (f)	213	213
USALCO, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 4.00%), 09/17/31 (f) (p)	7	8
2024 Term Loan B, 8.57%, (SOFR + 4.00%), 09/17/31 (f)	73	73
W.R. Grace & Co.-Conn.
2021 Term Loan B, 7.85%, (3 Month Term SOFR + 3.25%), 08/11/28 (f)	126	127
Windsor Holdings III, LLC
2024 USD 1st Lien Term Loan B, 7.86%, (SOFR + 3.50%), 08/01/30 (f)	183	185
Zekelman Industries, Inc.
2024 Term Loan B, 6.62%, (SOFR + 2.25%), 01/24/31 (f)	85	85
		7,490
Health Care 0.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 9.00%, (3 Month Term SOFR + 4.25%), 02/01/29 (f)	98	75
AEA International Holdings (Lux) S.a.r.l.
2024 USD Term Loan B, 7.35%, (3 Month Term SOFR + 2.75%), 09/07/28 (f)	53	54
Avantor Funding, Inc.
2024 Term Loan, 6.67%, (SOFR + 2.00%), 11/08/27 (f)	33	34
Cano Health LLC
2024 Exit Term Loan, 12.67%, (3 Month Term SOFR + 8.00%), 06/28/29 (f)	88	86
CNT Holdings I Corp
2020 Term Loan, 8.09%, (3 Month Term SOFR + 3.50%), 10/16/27 (f)	164	165
DaVita, Inc.
2024 Extended Term Loan B1, 6.57%, (1 Month Term SOFR + 2.00%), 04/25/31 (f)	141	141
Embecta Corp
Term Loan B, 7.57%, (1 Month Term SOFR + 3.00%), 01/27/29 (f)	146	145
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.57%, (SOFR + 4.00%), 04/23/31 (f)	190	191
Fitness International, LLC
2024 Term Loan B, 9.92%, (1 Month Term SOFR + 5.25%), 01/30/29 (f)	69	70
Geo Group, Inc. (The)
2024 Term Loan B, 9.59%, (SOFR + 5.25%), 04/04/29 (f)	71	72
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.50%), 10/16/31 (f) (p)	9	9
2024 Term Loan B, 8.07%, (SOFR + 3.50%), 10/16/31 (f)	71	72
Help At Home, Inc.
2024 Term Loan B, 9.57%, (SOFR + 5.00%), 09/20/31 (f)	275	275
Insulet Corporation
2024 1st Lien Term Loan B, 7.07%, (SOFR + 2.50%), 07/31/31 (f)	318	320
Jazz Financing Lux S.a.r.l.
2024 1st Lien Term Loan B, 6.82%, (SOFR + 2.25%), 05/05/28 (f)	479	480
MED ParentCo LP
2024 1st Lien Term Loan B, 8.07%, (SOFR + 3.50%), 04/15/31 (f)	131	132
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.82%, (SOFR + 2.25%), 10/23/28 (f)	545	546
Organon & Co
2024 USD Term Loan B, 6.61%, (SOFR + 2.25%), 05/14/31 (f)	159	159
Phoenix Guarantor Inc
Term Loan, 6.84%, (SOFR + 2.50%), 02/21/31 (f)	104	105
Sotera Health Holdings, LLC
2024 Term Loan B, 7.84%, (3 Month Term SOFR + 3.25%), 05/30/31 (f)	90	90
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.09%, (SOFR + 2.75%), 12/05/30 (f)	135	136
TTF Holdings, LLC
2024 Term Loan, 8.32%, (SOFR + 3.75%), 06/20/31 (f)	90	89

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.92%, (SOFR + 4.25%), 09/22/28 (f)	44	44
United FP Holdings, LLC
2019 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 12/30/26 (f) (p)	21	20
2019 1st Lien Term Loan, 8.85%, (3 Month Term SOFR + 4.00%), 12/30/26 (f)	706	678
2020 Incremental Term Loan, 13.35%, (3 Month Term SOFR + 8.50%), 12/30/26 (f)	54	52
Upstream Rehabilition, Inc.
2021 Term Loan, 9.10%, (3 Month Term SOFR + 4.25%), 11/20/26 (f)	66	54
US Radiology Specialists, Inc.
2024 Term Loan B, 9.35%, (SOFR + 4.75%), 05/10/28 (f)	62	63
		4,357
Consumer Staples 0.2%
Aspire Bakeries Holdings LLC
Term Loan, 8.82%, (1 Month Term SOFR + 4.25%), 12/16/30 (f)	99	100
BIFM US Finance LLC
2024 Term Loan, 8.82%, (1 Month Term SOFR + 4.25%), 05/31/28 (f)	90	90
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.19%, (SOFR + 3.50%), 03/17/28 (f)	122	122
Cardenas Markets, Inc.
2022 Term Loan, 11.45%, (SOFR + 6.75%), 07/20/29 (f)	196	186
Chobani, LLC
2020 Term Loan B, 7.94%, (SOFR + 3.25%), 10/20/27 (f)	175	176
Del Monte Foods, Inc.
2024 First Out Term Loan, 0.00%, (SOFR + 8.00%), 08/02/28 (f) (p)	10	10
2024 First Out Term Loan, 12.62%, (SOFR + 8.00%), 08/31/28 (f)	148	147
2024 Second Out Term Loan, 8.76%, (SOFR + 4.40%), 02/15/29 (f)	39	23
2024 Second Out Term Loan, 8.87%, (SOFR + 4.40%), 02/15/29 (f)	238	142
Eagle Parent Corp.
2022 Term Loan B, 8.85%, (3 Month Term SOFR + 4.25%), 03/17/29 (f)	235	229
Froneri International Ltd.
2024 USD Term Loan, 6.57%, (SOFR + 2.00%), 09/16/31 (f)	153	153
FrontDoor Inc
2024 Term Loan B, 6.62%, (SOFR + 2.25%), 12/17/31 (f)	40	40
Golden State Food LLC
Term Loan B, 8.77%, (SOFR + 4.25%), 10/07/31 (f)	80	81
JP Intermediate B, LLC
2023 Term Loan, 14.50%, (3 Month Term SOFR + 6.50%), 11/20/27 (f)	130	6
Naked Juice LLC
Term Loan, 7.70%, (SOFR + 3.00%), 01/20/29 (f) (m)	165	108
2nd Lien Term Loan, 10.70%, (SOFR + 6.00%), 01/25/30 (f)	50	17
Northeast Grocery, Inc.
Term Loan B, 12.02%, (3 Month Term SOFR + 7.50%), 12/05/28 (f)	67	67
Olaplex, Inc
2022 Term Loan, 8.17%, (SOFR + 3.50%), 02/17/29 (f)	42	39
Primary Products Finance LLC
2024 Term Loan B, 8.25%, (SOFR + 3.50%), 04/02/29 (f)	27	27
2024 Term Loan B, 8.25%, (3 Month Term SOFR + 3.50%), 04/02/29 (f)	147	147
Triton Water Holdings, Inc
Term Loan, 8.12%, (3 Month Term SOFR + 3.25%), 03/16/28 (f)	466	469
Upfield B.V.
2024 USD Term Loan B10, 9.77%, (6 Month Term SOFR + 4.25%), 01/03/28 (f)	194	194
WOOF Holdings, Inc
1st Lien Term Loan, 8.62%, (3 Month Term SOFR + 3.75%), 12/16/27 (f)	193	121
		2,694
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B3, 7.61%, (SOFR + 3.00%), 10/31/28 (f)	125	126
CVR Energy
Term Loan, 0.00%, (SOFR + 4.00%), 12/30/27 (f) (p)	95	95
Delek US Holdings, Inc.
2022 Term Loan B, 8.17%, (1 Month Term SOFR + 3.50%), 11/10/29 (f)	259	259
Epic Crude Services, LP
2024 Term Loan B, 7.66%, (SOFR + 3.00%), 10/09/31 (f)	115	116
Epic Y-Grade Services, LP
2024 Term Loan B, 10.34%, (3 Month Term SOFR + 5.75%), 06/29/29 (f)	160	160
GIP II Blue Holding, L.P
Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 09/22/28 (f)	280	281
NGP XI Midstream Holdings LLC
Term Loan B, 8.60%, (SOFR + 4.00%), 07/17/31 (f)	60	60
Par Petroleum, LLC
2024 Term Loan B, 8.33%, (SOFR + 3.75%), 02/28/30 (f)	89	88
Prairie ECI Acquiror LP
2024 Term Loan B, 8.62%, (SOFR + 4.25%), 08/01/29 (f)	55	55
Rockpoint Gas Storage Partners LP
Term Loan B, 7.99%, (SOFR + 3.50%), 09/12/31 (f)	150	151
Traverse Midstream Partners LLC
2017 Term Loan, 7.85%, (SOFR + 3.50%), 02/16/28 (f)	59	59
		1,450
Utilities 0.1%
Alpha Generation LLC
Term Loan B, 7.32%, (SOFR + 2.75%), 09/19/31 (f)	130	130
Eastern Power, LLC
Term Loan B, 9.82%, (SOFR + 5.25%), 10/02/25 (f)	39	39
Hamilton Projects Acquiror, LLC
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 05/22/31 (f)	50	50
Lightning Power LLC
Term Loan B, 7.74%, (SOFR + 3.25%), 08/08/31 (f)	190	192
New Fortress Energy Inc
Term Loan, 0.00%, (SOFR + 5.00%), 10/26/30 (f) (p)	20	19
Term Loan, 9.59%, (SOFR + 5.00%), 10/26/30 (f)	313	298
NRG Energy, Inc.
2024 Term Loan, 6.35%, (3 Month Term SOFR + 1.75%), 03/27/31 (f)	55	55
Talen Energy Supply, LLC
2024 Incremental Term Loan B, 7.02%, (SOFR + 2.50%), 12/10/31 (f)	55	55
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.32%, (1 Month Term SOFR + 1.75%), 12/11/25 (f)	238	238
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 06/22/29 (f) (p)	20	20
2024 1st Lien Term Loan B, 9.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (f)	115	114
		1,210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Real Estate 0.1%
Brand Industrial Services Inc
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 08/01/30 (f) (p)	20	19
2024 Term Loan B, 9.07%, (3 Month Term SOFR + 4.50%), 08/01/30 (f)	557	541
Cushman & Wakefield LLC
2023 Term Loan, 7.57%, (SOFR + 3.25%), 01/31/30 (f)	115	115
Cushman & Wakefield U.S. Borrower, LLC
2024 Tranche 2 Incremental Term Loan, 10.25%, (SOFR + 3.25%), 01/31/30 (f)	70	71
Greystar Real Estate Partners, LLC
2024 1st Lien Term Loan B, 7.09%, (SOFR + 2.75%), 08/21/30 (f)	79	79
Vestis Corporation
Term Loan, 6.76%, (3 Month Term SOFR + 2.25%), 02/18/31 (f)	79	79
		904
Total Senior Floating Rate Instruments (cost $84,891)		83,797
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	88
Expand Energy Corporation	5	468
Limetree Bay Cayman Limited (g) (k)	—	1
Mesquite Energy, Inc. (g) (k)	4	335
New Fortress Energy Inc. (g) (q)	7	113
		1,005
Materials 0.0%
ACNR Holdings Inc. (g) (k)	2	198
Health Care 0.0%
Cano Health, Inc. (g) (k)	15	178
Financials 0.0%
AFLAC Incorporated (g)	2	33
New Cineworld Ltd. (g) (k)	5	118
		151
Consumer Discretionary 0.0%
Joann Inc. (g) (k)	36	76
Old Claimco, LLC (g) (k)	5	65
Party City Holdings Inc. (g) (k)	—	—
		141
Information Technology 0.0%
Travelport Worldwide Limited (g) (k)	—	43
Total Common Stocks (cost $562)		1,716
PREFERRED STOCKS 0.0%
Utilities 0.0%
PG&E Corporation, 6.00%, 12/01/27 (j) (n)	—	5
Total Preferred Stocks (cost $5)		5
WARRANTS 0.0%
Cano Health, Inc. (g) (k)	1	2
Carnelian Point Holdings, L.P. (g) (k)	—	—
Total Warrants (cost $3)		2
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.36% (r) (s)	17,327	17,327
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.46% (r) (s)	10,156	10,156
Total Short Term Investments (cost $27,483)		27,483
Total Investments 107.2% (cost $1,731,413)		1,619,890
Total Forward Sales Commitments (1.3)% (proceeds $20,305)		(20,050)
Total Purchased Options 0.1% (cost $1,605)		1,196
Other Derivative Instruments 0.0%		247
Other Assets and Liabilities, Net (6.0)%		(90,217)
Total Net Assets 100.0%		1,511,066

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2024, the total payable for investments purchased on a delayed delivery basis was $109,004.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $138,664 and 9.2% of the Fund.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Non-income producing security.

(h) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) All or a portion of the security was on loan as of December 31, 2024.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Convertible security.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(p) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.3%)
Mortgage-Backed Securities (1.3%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 01/15/55 (a)	(3,125)	(2,543)
TBA, 3.00%, 01/15/55 (a)	(3,600)	(3,056)
TBA, 3.50%, 01/15/55 (a)	(5,850)	(5,173)
TBA, 4.00%, 01/15/55 (a)	(1,100)	(1,005)
TBA, 4.50%, 01/15/55 (a)	(825)	(776)
TBA, 5.50%, 01/15/55 (a)	(7,575)	(7,473)
Government National Mortgage Association
TBA, 5.00%, 01/15/55 (a)	(25)	(24)
Total Government And Agency Obligations (proceeds $20,305)		(20,050)
Total Forward Sales Commitments (1.3%) (proceeds $20,305)		(20,050)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2024, the total proceeds for investments sold on a delayed delivery basis was $20,305.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	29,303	382,581	394,557	2,113	—	—	17,327	1.1
JNL Government Money Market Fund, 4.46% - Class SL	4,257	196,573	190,674	424	—	—	10,156	0.7
	33,560	579,154	585,231	2,537	—	—	27,483	1.8

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Celtic Resources Holdings Designated Activity Company, 0.00%, 12/31/24	10/02/19	102	—	—
Cosan Overseas Limited, 8.25% (callable at 100, 2/5/2025)	06/27/19	190	190	—
Cruise Yacht Upper Holdco Ltd, 11.88%, 07/05/28	06/25/24	200	206	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	02/15/23	200	199	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	171	190	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	217	215	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	95	94	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	28	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	13	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	809	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	147	—
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	—	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	06/02/20	45	43	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/26	07/01/19	300	111	—
		5,571	2,245	0.1

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	33	March 2025	3,594	(6)	(6)
United States 2 Year Note	84	April 2025	17,290	(1)	(18)
United States 5 Year Note	550	April 2025	58,697	(52)	(230)
United States Long Bond	33	March 2025	3,862	(8)	(105)
				(67)	(359)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.00	(A)	03/19/27	15,439	3	58
U.S. SOFR (A)	Receiving	3.00	(A)	03/19/28	15,981	4	108
U.S. SOFR (A)	Receiving	3.00	(A)	03/19/29	895	—	9
U.S. SOFR (A)	Receiving	3.25	(A)	03/19/32	4,500	7	90
U.S. SOFR (A)	Receiving	3.25	(A)	03/19/45	4,265	4	175
U.S. SOFR (A)	Paying	3.00	(A)	03/19/30	357	—	1
U.S. SOFR (A)	Paying	3.25	(A)	03/19/35	1,410	(2)	(22)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.25	(A)	03/19/55	441	—	(15)
						16	404

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 04/02/30	BOA	Call	3.69	03/27/29	3,500,000	3,500	135
3M LIBOR, 11/07/34	BOA	Call	3.81	11/05/29	1,800,000	1,800	67
3M LIBOR, 10/31/34	BOA	Call	3.85	10/29/29	1,000,000	1,000	37
3M LIBOR, 02/26/35	CIT	Call	3.78	02/24/25	2,600,000	2,600	72
3M LIBOR, 11/01/34	CIT	Call	3.80	10/30/29	1,000,000	1,000	38
3M LIBOR, 03/21/34	CIT	Call	3.76	03/19/29	1,700,000	1,700	63
3M LIBOR, 08/03/34	GSC	Call	3.53	08/01/29	2,900,000	2,900	123
3M LIBOR, 11/23/34	JPM	Call	3.92	11/20/29	1,400,000	1,400	49
3M LIBOR, 02/28/35	MLP	Call	3.74	02/25/25	1,300,000	1,300	40
3M LIBOR, 11/09/34	MSC	Call	3.87	11/07/29	1,700,000	1,700	62
3M LIBOR, 09/22/35	MSC	Call	3.17	09/18/25	1,000,000	1,000	77
3M LIBOR, 04/02/30	BOA	Put	3.69	03/27/29	3,500,000	3,500	82
3M LIBOR, 11/07/34	BOA	Put	3.81	11/05/29	1,800,000	1,800	47
3M LIBOR, 10/31/34	BOA	Put	3.85	10/29/29	1,000,000	1,000	27
3M LIBOR, 03/21/34	CIT	Put	3.76	03/19/29	1,700,000	1,700	42
3M LIBOR, 02/26/35	CIT	Put	3.78	02/24/25	2,600,000	2,600	11
3M LIBOR, 11/02/34	CIT	Put	3.75	10/31/29	1,500,000	1,500	38
3M LIBOR, 11/01/34	CIT	Put	3.80	10/30/29	1,000,000	1,000	26
3M LIBOR, 08/03/34	GSC	Put	3.53	08/01/29	2,900,000	2,900	62
3M LIBOR, 11/23/34	JPM	Put	3.92	11/20/29	1,400,000	1,400	40
3M LIBOR, 02/28/35	MLP	Put	3.74	02/25/25	1,300,000	1,300	5
3M LIBOR, 09/22/35	MSC	Put	3.17	09/18/25	1,000,000	1,000	6
3M LIBOR, 11/09/34	MSC	Put	3.87	11/07/29	1,700,000	1,700	47
							1,196

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	110	17	25	(8)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	7	11	(4)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	140	21	35	(14)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	80	13	22	(9)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	10	17	(7)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	400	60	121	(61)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	200	30	50	(20)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	160	25	47	(22)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	190	28	55	(27)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	50	7	15	(8)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	100	15	25	(10)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	50	7	12	(5)
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	1	6	(5)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	60	9	17	(8)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	30	4	8	(4)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	60	9	15	(6)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	130	19	30	(11)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	80	12	21	(9)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	100	15	17	(2)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	8	15	(7)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	270	41	83	(42)
					3,350	358	647	(289)
Credit default swap agreements - sell protection
CMBX.NA.AAA.17 (M)	MSC	0.00	0.50	12/15/56	(100)	(2)	(2)	—
CMBX.NA.AAA.13 (M)	MSC	0.00	0.50	12/16/72	(970)	(2)	(23)	21
CMBX.NA.AAA.15 (M)	CIT	0.00	0.50	11/18/64	(300)	(2)	(2)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(300)	(4)	(4)	—
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(300)	(3)	(3)	—
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(1,500)	(19)	(30)	11
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(100)	(1)	(2)	1
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(300)	(4)	(5)	1
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(100)	(2)	(2)	—
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(400)	(6)	(6)	—
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(900)	(15)	(22)	7
					(5,270)	(60)	(101)	41

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	927,126	—	927,126
Corporate Bonds And Notes	—	397,159	199	397,358
Non-U.S. Government Agency Asset-Backed Securities	—	182,403	—	182,403
Senior Floating Rate Instruments	—	82,695	1,102	83,797
Common Stocks	556	146	1,014	1,716
Preferred Stocks	5	—	—	5
Warrants	—	—	2	2
Short Term Investments	27,483	—	—	27,483
	28,044	1,589,529	2,317	1,619,890
Liabilities - Securities
Government And Agency Obligations	—	(20,050)	—	(20,050)
	—	(20,050)	—	(20,050)
Assets - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	441	—	441
OTC Purchased Options	—	1,196	—	1,196
OTC Credit Default Swap Agreements	—	41	—	41
	—	1,678	—	1,678
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(359)	—	—	(359)
Centrally Cleared Interest Rate Swap Agreements	—	(37)	—	(37)
OTC Credit Default Swap Agreements	—	(289)	—	(289)
	(359)	(326)	—	(685)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 98.4%
United States of America 55.5%
American Electric Power Company, Inc.	265	24,456
American Tower Corporation	104	19,165
Cheniere Energy, Inc.	97	20,743
CSX Corporation	510	16,456
Dominion Energy, Inc.	278	14,995
DT Midstream, Inc.	51	5,119
Duke Energy Corporation	179	19,290
Evergy, Inc.	179	11,021
Eversource Energy	271	15,584
Exelon Corporation	315	11,839
NextEra Energy, Inc.	224	16,064
Norfolk Southern Corporation	75	17,585
ONEOK, Inc.	120	12,037
PG&E Corporation	249	5,028
Public Service Enterprise Group Incorporated	149	12,575
SBA Communications Corporation - Class A	22	4,398
Targa Resources Corp.	59	10,488
The AES Corporation	290	3,737
UGI Corporation (a)	199	5,620
Union Pacific Corporation	62	14,125
XCEL Energy Inc.	260	17,529
		277,854
Australia 7.3%
Atlas Arteria Limited	4,134	12,139
Transurban Holdings Limited	2,933	24,220
		36,359
United Kingdom 7.2%
National Grid PLC	2,416	28,727
Severn Trent PLC	232	7,268
		35,995
France 5.6%
Getlink S.E.	1,051	16,755
VINCI	109	11,225
		27,980
Mexico 4.2%
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	752	13,195
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	948	8,033
		21,228
Japan 3.9%
Japan Airport Terminal Co., Ltd.	185	5,848
West Japan Railway Company	777	13,744
		19,592
China 3.3%
Beijing Capital International Airport Co., Ltd. - Class H (b)	13,554	4,884
ENN energy Holdings Limited	1,598	11,477
		16,361
Switzerland 3.0%
Flughafen Zurich AG - Class N	62	14,844
Canada 2.5%
AltaGas Ltd.	262	6,107
GFL Environmental Inc.	142	6,317
		12,424
Italy 2.3%
Hera S.p.A.	1,775	6,315
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	539	5,480
		11,795
Brazil 2.2%
CCR S.A.	6,697	10,997
Germany 1.4%
RWE Aktiengesellschaft	228	6,806
Total Common Stocks (cost $502,756)		492,235
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	6,419	6,419
Total Short Term Investments (cost $6,419)		6,419
Total Investments 99.7% (cost $509,175)		498,654
Other Assets and Liabilities, Net 0.3%		1,564
Total Net Assets 100.0%		500,218

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	8,455	126,940	128,976	143	—	—	6,419	1.3
JNL Government Money Market Fund, 4.46% - Class SL	—	99,503	99,503	62	—	—	—	—
	8,455	226,443	228,479	205	—	—	6,419	1.3

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/10/21	6,320	5,480	1.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks
United States of America	277,854	—	—	277,854
Australia	—	36,359	—	36,359
United Kingdom	—	35,995	—	35,995
France	—	27,980	—	27,980
Mexico	—	21,228	—	21,228
Japan	—	19,592	—	19,592
China	—	16,361	—	16,361
Switzerland	—	14,844	—	14,844
Canada	12,424	—	—	12,424
Italy	—	11,795	—	11,795
Brazil	—	10,997	—	10,997
Germany	—	6,806	—	6,806
Short Term Investments	6,419	—	—	6,419
	296,697	201,957	—	498,654

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 40.6%
Health Care 8.1%
Amgen Inc.
5.25%, 03/02/33	4,000	3,974
Centene Corporation
4.25%, 12/15/27	5,000	4,845
4.63%, 12/15/29	4,780	4,525
Community Health Systems, Inc.
6.88%, 04/15/29 (a) (b)	12,847	9,683
6.13%, 04/01/30 (b)	8,000	5,487
10.88%, 01/15/32 (b)	24,250	25,019
CVS Health Corporation
5.25%, 02/21/33	3,500	3,347
DaVita Inc.
4.63%, 06/01/30 (b)	12,182	11,190
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a) (b)	3,000	3,175
GE HealthCare Technologies Inc.
5.91%, 11/22/32 (a)	4,000	4,164
HCA Inc.
5.50%, 06/01/33	8,500	8,402
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (b)	7,000	6,485
Tenet Healthcare Corporation
6.25%, 02/01/27	6,000	5,990
6.13%, 06/15/30	20,000	19,877
		116,163
Financials 7.0%
AerCap Ireland Capital Designated Activity Company
5.30%, 01/19/34	4,000	3,924
Barclays PLC
5.75%, 08/09/33 (c)	8,500	8,493
7.44%, 11/02/33 (c)	5,000	5,506
Capital One Financial Corporation
5.25%, 07/26/30	7,500	7,466
Citigroup Inc.
6.27%, 11/17/33	10,500	11,002
Ford Motor Credit Company LLC
5.13%, 06/16/25	5,000	4,997
4.95%, 05/28/27	4,000	3,964
7.35%, 03/06/30	3,000	3,184
General Motors Financial Company, Inc.
6.40%, 01/09/33	3,500	3,627
Goldman Sachs Group, Inc., The
6.56%, 10/24/34 (a)	11,500	12,373
JPMorgan Chase & Co.
6.88%, (100, 06/01/29) (d)	3,000	3,131
6.25%, 10/23/34	1,500	1,587
KeyBank National Association
4.90%, 08/08/32	1,500	1,422
Morgan Stanley
6.34%, 10/18/33 (a)	4,000	4,232
5.25%, 04/21/34	4,000	3,942
6.63%, 11/01/34	2,500	2,684
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	4,140
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,890
U.S. Bancorp
5.85%, 10/21/33 (a)	4,500	4,599
Wells Fargo & Company
5.56%, 07/25/34	8,000	7,993
		100,156
Industrials 5.2%
American Airlines, Inc.
5.50%, 04/20/26 (b)	5,000	4,988
5.75%, 04/20/29 (b)	4,000	3,969
8.50%, 05/15/29 (b)	2,500	2,622
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a) (b)	7,500	4,274
5.25%, 08/15/27 (b)	11,196	6,350
Boeing Company, The
5.15%, 05/01/30 (e)	12,000	11,876
3.25%, 02/01/35	4,500	3,587
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (b)	3,500	3,354
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (b)	3,500	3,504
JetBlue Airways Corporation
9.88%, 09/20/31 (b)	3,500	3,723
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (b)	5,000	5,096
9.25%, 04/15/27 (a) (b)	7,500	7,599
TransDigm Inc.
6.75%, 08/15/28 (b)	5,300	5,352
6.63%, 03/01/32 (b)	5,000	5,046
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (b)	4,000	3,801
		75,141
Consumer Discretionary 3.9%
7-Eleven, Inc.
1.80%, 02/10/31 (b)	2,000	1,613
Caesars Entertainment, Inc.
7.00%, 02/15/30 (b)	3,000	3,055
Carnival Corporation
7.63%, 03/01/26 (b)	4,500	4,508
10.50%, 06/01/30 (b)	3,000	3,205
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (b)	6,215	5,033
Fertitta Entertainment LLC
4.63%, 01/15/29 (b)	3,100	2,870
6.75%, 01/15/30 (b)	3,000	2,766
Ford Motor Company
3.25%, 02/12/32	3,500	2,913
General Motors Company
5.60%, 10/15/32 (a)	2,500	2,517
5.15%, 04/01/38	6,000	5,526
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	7,000	6,905
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	5,000	4,596
Univision Communications Inc.
6.63%, 06/01/27 (b)	3,000	2,990
Wynn Las Vegas, LLC
5.25%, 05/15/27 (b)	2,000	1,976
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (b)	5,000	4,904
		55,377
Utilities 3.2%
Calpine Corporation
5.13%, 03/15/28 (b)	7,500	7,273
NextEra Energy Capital Holdings, Inc.
5.25%, 03/15/34	4,000	3,960
NRG Energy, Inc.
5.75%, 07/15/29 (b)	9,000	8,832
Pacific Gas And Electric Company
4.55%, 07/01/30	5,265	5,093
The Southern Company
5.70%, 10/15/32	5,000	5,147
Vistra Corp.
8.00%, (100, 10/15/26) (b) (d)	8,000	8,146
Vistra Operations Company LLC
4.38%, 05/01/29 (a) (b)	4,000	3,766
7.75%, 10/15/31 (b)	2,500	2,619
6.88%, 04/15/32 (b)	1,500	1,535
		46,371
Energy 3.1%
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/26 (a) (b)	6,154	6,186
8.13%, 01/15/27 (b)	3,000	2,981
9.25%, 07/15/29 (b)	4,800	4,926
Expand Energy Corporation
5.88%, 02/01/29 (b)	3,000	2,962

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (b)	2,000	1,882
Kinder Morgan Kansas, Inc.
5.40%, 02/01/34	4,000	3,942
Matador Resources Company
6.25%, 04/15/33 (b)	1,500	1,458
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,090
5.55%, 10/01/34	2,000	1,942
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (d)	5,000	5,229
Weatherford International Ltd
8.63%, 04/30/30 (b)	6,000	6,201
Williams Companies, Inc., The
5.65%, 03/15/33	4,400	4,438
		44,237
Materials 2.9%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (b)	5,000	4,660
ArcelorMittal
6.80%, 11/29/32 (a)	6,000	6,417
Celanese US Holdings LLC
6.17%, 07/15/27 (e) (f)	6,000	6,095
Cleveland-Cliffs Inc.
7.38%, 05/01/33 (b)	2,000	1,967
Consolidated Energy Finance S.A.
6.50%, 05/15/26 (b)	2,350	2,305
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (b)	3,000	2,950
4.38%, 04/01/31 (a) (b)	3,000	2,717
Freeport-McMoRan Inc.
4.63%, 08/01/30	2,500	2,421
Rain Carbon Inc.
12.25%, 09/01/29 (b)	4,500	4,759
Scih Salt Holdings Inc.
4.88%, 05/01/28 (b)	8,000	7,531
		41,822
Consumer Staples 2.7%
Ashtead Capital, Inc.
4.25%, 11/01/29 (b)	3,000	2,847
B.A.T Capital Corporation
6.42%, 08/02/33	2,850	3,009
JBS USA Food Company
5.75%, 04/01/33	4,000	3,990
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (b)	5,000	4,286
Philip Morris International Inc.
5.38%, 02/15/33	7,500	7,509
Pilgrim's Pride Corporation
6.25%, 07/01/33	4,500	4,590
United Rentals (North America), Inc.
4.88%, 01/15/28 (a)	8,510	8,271
6.00%, 12/15/29 (b)	4,000	4,036
		38,538
Information Technology 2.2%
Broadcom Inc.
2.45%, 02/15/31 (b)	2,500	2,157
4.15%, 04/15/32 (b)	4,500	4,220
Commscope Finance LLC
6.00%, 03/01/26 (a) (b)	2,000	1,989
Hewlett Packard Enterprise Company
5.00%, 10/15/34	3,000	2,885
HP, Inc.
5.50%, 01/15/33 (a)	5,000	5,043
Micron Technology, Inc.
5.88%, 02/09/33	1,000	1,024
Oracle Corporation
2.88%, 03/25/31	5,000	4,408
6.25%, 11/09/32	4,000	4,241
Workday, Inc.
3.80%, 04/01/32	6,000	5,455
		31,422
Communication Services 1.7%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (b)	3,000	2,854
CCO Holdings, LLC
5.13%, 05/01/27 (b)	2,000	1,964
5.00%, 02/01/28 (a) (b)	5,000	4,820
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	5,000	4,509
7.50%, 06/01/29 (b)	2,000	1,751
CommScope, LLC.
7.13%, 07/01/28 (b)	9,775	8,582
		24,480
Real Estate 0.6%
American Tower Corporation
5.65%, 03/15/33	4,500	4,563
VICI Properties L.P.
5.13%, 05/15/32	4,500	4,374
		8,937
Total Corporate Bonds And Notes (cost $584,179)		582,644
COMMON STOCKS 32.2%
Health Care 5.6%
AbbVie Inc.	65	11,550
Amgen Inc.	30	7,819
AstraZeneca PLC - ADR	60	3,931
CVS Health Corporation	50	2,245
Endo, Inc. (g)	105	2,507
Johnson & Johnson	160	23,139
Medtronic, Inc.	50	3,994
Merck & Co., Inc.	120	11,938
Pfizer Inc.	470	12,466
		79,589
Energy 4.7%
Chevron Corporation	185	26,795
ConocoPhillips	75	7,438
Exxon Mobil Corporation	200	21,514
Shell PLC - Class A - ADR	150	9,397
TotalEnergies SE - ADR (a)	40	2,180
		67,324
Consumer Staples 4.2%
Coca-Cola Company, The	175	10,895
Nestle S.A. - Series B - ADR	80	6,536
PepsiCo, Inc.	110	16,727
Philip Morris International Inc.	60	7,221
Procter & Gamble Company, The	95	15,927
Target Corporation	25	3,380
		60,686
Industrials 4.1%
Boeing Company, The (g)	12	2,124
Honeywell International Inc.	23	5,194
Johnson Controls International Public Limited Company	100	7,893
Lockheed Martin Corporation	35	17,008
RTX Corporation	45	5,207
Union Pacific Corporation	66	15,050
United Parcel Service, Inc. - Class B	50	6,368
		58,844
Utilities 4.0%
American Electric Power Company, Inc.	50	4,611
Dominion Energy, Inc.	150	8,079
Duke Energy Corporation	70	7,542
Edison International	50	3,992
NextEra Energy, Inc.	109	7,836
Sempra	75	6,579
The Southern Company	175	14,406
XCEL Energy Inc.	63	4,254
		57,299
Information Technology 2.6%
Analog Devices, Inc.	35	7,436
Cisco Systems, Inc.	285	16,872
Microchip Technology Incorporated	70	4,016
Microsoft Corporation	5	2,108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Texas Instruments Incorporated	40	7,500
		37,932
Financials 2.5%
Bank of America Corporation	225	9,889
Charles Schwab Corporation, The	50	3,700
Citigroup Inc.	75	5,279
Fifth Third Bancorp	75	3,171
JPMorgan Chase & Co.	25	5,993
Morgan Stanley	50	6,286
Truist Financial Corporation	50	2,169
		36,487
Materials 2.0%
Air Products and Chemicals, Inc.	20	5,801
Albemarle Corporation	25	2,152
International Paper Company	40	2,153
LyondellBasell Industries N.V. - Class A	56	4,159
Newmont Corporation	74	2,771
Rio Tinto PLC - ADR	201	11,804
		28,840
Consumer Discretionary 1.4%
Home Depot, Inc., The	35	13,615
McDonald's Corporation	15	4,348
NIKE, Inc. - Class B	25	1,892
		19,855
Communication Services 1.1%
Comcast Corporation - Class A	278	10,433
Verizon Communications Inc.	120	4,799
		15,232
Total Common Stocks (cost $423,943)		462,088
EQUITY LINKED STRUCTURED NOTES 14.3%
Banque Nationale Du Canada
(Broadcom Inc.), 11.50%, 05/13/25 (h)	4	5,695
Barclays Bank PLC
(Air Products and Chemicals, Inc.), 8.50%, 03/10/25 (h)	16	4,235
(International Business Machines Corporation), 8.50%, 06/09/25 (h)	43	8,169
(Dell Technologies Inc.), 12.00%, 09/03/25 (h)	37	4,264
(Microchip Technology Incorporated), 10.00%, 10/14/25 (h)	66	4,013
(RTX Corporation), 7.50%, 10/16/25 (h)	45	5,093
Barclays PLC
(Target Corporation), 10.00%, 12/29/25 (h)	30	4,052
BNP Paribas Issuance B.V.
(Bank of America Corporation), 8.50%, 02/26/25 (b) (h)	125	4,657
(Freeport-McMoRan Inc.), 10.00%, 08/12/25 (h) (i)	175	6,890
(International Paper Company), 9.00%, 10/20/25 (h) (i)	65	3,259
(Applied Materials, Inc.), 10.00%, 12/10/25 (b) (h)	28	4,558
Citigroup Inc.
(Exxon Mobil Corporation), 9.00%, 03/12/25 (h)	80	8,493
(Boeing Company, The), 8.50%, 12/08/25 (h)	44	7,049
JPMorgan Chase Bank, National Association
(Alphabet Inc.), 8.00%, 03/28/25 (b) (h)	50	7,957
(Home Depot, Inc., The), 8.00%, 10/15/25 (b) (h)	12	4,481
(CVS Health Corporation), 9.00%, 11/25/25 (h)	75	3,383
(Truist Financial Corporation), 9.50%, 03/02/26 (b) (h)	125	5,292
Merrill Lynch B.V.
(Fifth Third Bancorp), 10.00%, 03/10/25 (b) (h)	120	4,642
Merrill Lynch SA
(Morgan Stanley), 9.00%, 07/14/25 (h)	45	4,832
(Bank of America Corporation), 7.50%, 10/06/25 (h)	13	5,264
(Halliburton Company), 8.50%, 11/13/25 (h)	120	3,344
Mizuho Markets Cayman LP
(Bristol-Myers Squibb Company), 9.50%, 05/08/25 (b) (h)	93	4,918
(Barrick Gold Corporation), 9.00%, 07/01/25 (b) (h)	150	2,338
(Hewlett Packard Enterprise Company), 9.50%, 09/30/25 (b) (h)	200	3,806
(Intel Corporation), 10.00%, 12/08/25 (b) (h)	275	5,718
(Freeport-McMoRan Inc.), 10.00%, 12/24/25 (b) (h)	100	3,891
Royal Bank of Canada
(Texas Instruments Incorporated), 8.00%, 06/11/25 (b) (h)	60	11,341
(Texas Instruments Incorporated), 8.50%, 07/15/25 (b) (h)	2	372
(Cisco Systems, Inc.), 8.00%, 09/17/25 (h)	85	4,559
Toronto-Dominion Bank, The
(Starbucks Corporation), 9.00%, 01/12/26 (h)	89	8,185
UBS AG
(Apple Inc.), 7.00%, 04/02/25 (h)	29	5,574
(Oracle Corporation), 9.00%, 06/10/25 (h)	95	13,089
(Intel Corporation), 10.00%, 07/29/25 (h)	125	2,709
(Target Corporation), 10.00%, 09/15/25 (h)	15	2,018
(Analog Devices, Inc.), 9.00%, 09/17/25 (h)	17	3,639
Wells Fargo Bank, National Association
(NextEra Energy, Inc.), 8.00%, 05/21/25 (h)	102	7,317
(Boeing Company, The), 9.00%, 06/17/25 (b) (h)	19	3,246
(UnitedHealth Group Incorporated), 7.00%, 07/14/25 (b) (h)	9	4,121
(Qualcomm Incorporated), 10.00%, 10/22/25 (h)	30	4,716
(Schlumberger Limited), 10.00%, 11/26/25 (h)	100	3,974
Total Equity Linked Structured Notes (cost $205,909)		205,153
GOVERNMENT AND AGENCY OBLIGATIONS 9.0%
Mortgage-Backed Securities 3.7%
Federal Home Loan Mortgage Corporation
5.00%, 05/01/53 - 11/01/54	20,070	19,369
5.50%, 07/01/53 - 11/01/54	15,143	14,943
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	527	489
5.00%, 05/01/53 - 11/01/53	14,808	14,300
5.50%, 11/01/54	3,458	3,412
		52,513
U.S. Treasury Note 2.8%
Treasury, United States Department of
2.88%, 05/15/32	45,000	40,444
U.S. Treasury Bond 2.5%
Treasury, United States Department of
3.38%, 08/15/42	30,000	24,759
3.63%, 05/15/53	14,000	11,395
		36,154
Total Government And Agency Obligations (cost $137,204)		129,111
PREFERRED STOCKS 1.4%
Industrials 0.5%
Boeing Company, The, 6.00%, 10/15/27 (c)	110	6,698
Utilities 0.4%
NextEra Energy, Inc., 6.93%, 09/01/25 (c)	125	5,115
NextEra Energy, Inc., 7.23%, 11/01/27 (c) (g)	25	1,140
		6,255
Materials 0.4%
Albemarle Corporation, 7.25%, 03/01/27 (c)	128	5,208
Financials 0.1%
Ares Management Corporation, 6.75%, 10/01/27 (c)	25	1,376
Total Preferred Stocks (cost $20,056)		19,537
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	2,933	2,977
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	2,047	2,073
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,980)		5,050
OTHER EQUITY INTERESTS 0.0%
Endo, Inc. (g) (j) (k)	4,724	—
Endo, Inc. (g) (j) (k)	2,500	—
Total Other Equity Interests (cost $0)		—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.36% (l) (m)	18,630	18,630
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.46% (l) (m)	14,770	14,770
Total Short Term Investments (cost $33,400)		33,400
Total Investments 100.1% (cost $1,409,671)		1,436,983
Other Assets and Liabilities, Net (0.1)%		(1,865)
Total Net Assets 100.0%		1,435,118

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $366,780 and 25.6% of the Fund.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(g) Non-income producing security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	39,422	398,508	419,300	1,202	—	—	18,630	1.3
JNL Government Money Market Fund, 4.46% - Class SL	34,832	260,595	280,657	1,503	—	—	14,770	1.0
	74,254	659,103	699,957	2,705	—	—	33,400	2.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	582,644	—	582,644
Common Stocks	462,088	—	—	462,088
Equity Linked Structured Notes	—	205,153	—	205,153
Government And Agency Obligations	—	129,111	—	129,111
Preferred Stocks	19,537	—	—	19,537
Non-U.S. Government Agency Asset-Backed Securities	—	5,050	—	5,050
Other Equity Interests	—	—	—	—
Short Term Investments	33,400	—	—	33,400
	515,025	921,958	—	1,436,983

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.5%
Information Technology 30.2%
Accenture Public Limited Company - Class A	156	55,003
Adobe Inc. (a)	133	59,034
Akamai Technologies, Inc. (a)	259	24,741
Amphenol Corporation - Class A	543	37,741
Analog Devices, Inc.	43	9,200
Apple Inc.	94	23,455
Applied Materials, Inc.	316	51,320
Broadcom Inc.	367	85,122
Cadence Design Systems, Inc. (a)	56	16,711
CDW Corp.	133	23,183
Cisco Systems, Inc.	893	52,878
Corning Incorporated	1,097	52,149
Fair Isaac Corporation (a)	32	64,476
Fortinet, Inc. (a)	210	19,853
Gartner, Inc. (a)	37	18,049
HP, Inc.	1,695	55,307
Intel Corporation	1,248	25,032
Intuit Inc.	26	16,130
Jabil Inc.	663	95,350
Keysight Technologies, Inc. (a)	58	9,316
KLA Corporation	102	64,315
Lam Research Corporation	831	60,046
Microsoft Corporation	175	73,841
Motorola Solutions, Inc.	81	37,412
NetApp, Inc.	1,254	145,539
NVIDIA Corporation	728	97,710
NXP Semiconductors N.V.	80	16,558
Oracle Corporation	108	18,027
Qualcomm Incorporated	631	96,923
Skyworks Solutions, Inc.	279	24,764
Te Connectivity Public Limited Company	373	53,272
Teledyne Technologies Incorporated (a)	21	9,656
Texas Instruments Incorporated	143	26,849
VeriSign, Inc. (a)	49	10,133
		1,529,095
Financials 13.8%
Allstate Corporation, The	97	18,701
Ameriprise Financial, Inc.	60	31,842
Bank of New York Mellon Corporation, The	242	18,577
Blackstone Inc. - Class A	132	22,819
Brown & Brown, Inc.	202	20,591
CBOE Global Markets, Inc.	89	17,314
Citizens Financial Group, Inc.	265	11,579
CME Group Inc. - Class A	86	20,000
Comerica Incorporated	165	10,208
Corpay Inc (a)	235	79,463
Fifth Third Bancorp	838	35,444
Franklin Resources, Inc. (b)	908	18,424
KeyCorp	1,641	28,127
KKR & Co. Inc. - Class A	272	40,170
Marsh & Mclennan Companies, Inc.	253	53,850
MasterCard Incorporated - Class A	57	29,765
Moody's Corporation	107	50,592
Synchrony Financial	294	19,112
The Progressive Corporation	223	53,550
Truist Financial Corporation	665	28,865
Visa Inc. - Class A	289	91,410
		700,403
Health Care 11.0%
AbbVie Inc.	349	62,036
Amgen Inc.	62	16,102
Bristol-Myers Squibb Company	711	40,189
Cencora, Inc.	457	102,695
Centene Corporation (a)	114	6,912
CVS Health Corporation	724	32,501
Eli Lilly and Company	112	86,446
HCA Healthcare, Inc.	91	27,340
Johnson & Johnson	105	15,171
McKesson Corporation	65	37,211
Medtronic, Inc.	206	16,479
Merck & Co., Inc.	133	13,245
Pfizer Inc.	1,021	27,083
Solventum Corporation (a)	22	1,464
The Cigna Group	52	14,403
Universal Health Services, Inc. - Class B	222	39,907
Zoetis Inc. - Class A	105	17,188
		556,372
Consumer Discretionary 10.3%
Amazon.com, Inc. (a)	96	21,115
AutoZone, Inc. (a)	12	37,515
Best Buy Co., Inc.	309	26,481
Booking Holdings Inc.	14	67,650
BorgWarner Inc.	558	17,743
D.R. Horton, Inc.	97	13,576
Darden Restaurants, Inc.	117	21,872
Expedia Group, Inc. (a)	65	12,063
General Motors Company	356	18,970
Hasbro, Inc.	453	25,353
Lennar Corporation - Class A	219	29,827
Lowe`s Companies, Inc.	72	17,855
O'Reilly Automotive, Inc. (a)	49	57,613
PulteGroup, Inc.	296	32,224
Ralph Lauren Corporation - Class A	342	78,937
Tapestry, Inc.	513	33,495
Whirlpool Corporation	76	8,691
		520,980
Communication Services 7.8%
Alphabet Inc. - Class A	300	56,771
Comcast Corporation - Class A	907	34,029
Meta Platforms, Inc. - Class A	105	61,239
Netflix, Inc. (a)	77	68,521
Omnicom Group Inc.	668	57,507
The Interpublic Group of Companies, Inc.	2,670	74,822
T-Mobile US, Inc.	80	17,720
Verizon Communications Inc.	656	26,250
		396,859
Consumer Staples 6.6%
Altria Group, Inc.	1,354	70,795
Archer-Daniels-Midland Company	333	16,835
Bunge Limited	90	6,972
Church & Dwight Co., Inc.	170	17,792
Colgate-Palmolive Company	754	68,509
Conagra Brands, Inc.	1,026	28,478
Costco Wholesale Corporation	43	39,773
Kellanova	243	19,693
Kimberly-Clark Corporation	276	36,140
Philip Morris International Inc.	90	10,785
Walmart Inc.	215	19,435
		335,207
Industrials 6.6%
3M Company	89	11,443
Automatic Data Processing, Inc.	202	59,121
Broadridge Financial Solutions, Inc.	82	18,597
Cintas Corporation	91	16,636
Illinois Tool Works Inc.	72	18,155
Leidos Holdings, Inc.	119	17,079
Masco Corporation	117	8,460
PACCAR Inc	338	35,185
Snap-on Incorporated	92	31,161
Trane Technologies Public Limited Company	98	36,261
United Parcel Service, Inc. - Class B	203	25,544
United Rentals, Inc.	23	16,247
W.W. Grainger, Inc.	37	39,046
		332,935
Utilities 3.4%
Dominion Energy, Inc.	499	26,886
DTE Energy Company	155	18,696
Edison International	223	17,827
NRG Energy, Inc.	209	18,821
Public Service Enterprise Group Incorporated	707	59,759
The Southern Company	252	20,707
WEC Energy Group Inc.	114	10,722
		173,418

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Real Estate 3.4%
BXP, Inc.	126	9,365
CBRE Group, Inc. - Class A (a)	325	42,629
Crown Castle Inc.	93	8,406
Digital Realty Trust, Inc.	114	20,227
Host Hotels & Resorts, Inc.	1,600	28,039
SBA Communications Corporation - Class A	172	34,988
Simon Property Group, Inc.	170	29,263
		172,917
Energy 3.2%
ConocoPhillips	184	18,252
EOG Resources, Inc.	150	18,419
Kinder Morgan, Inc.	1,267	34,704
Marathon Petroleum Corporation	153	21,400
ONEOK, Inc.	198	19,923
Valero Energy Corporation	254	31,133
Williams Companies, Inc., The	340	18,398
		162,229
Materials 3.2%
Amcor Pty Ltd (b)	901	8,481
Avery Dennison Corporation	96	17,969
CF Industries Holdings, Inc.	334	28,456
International Paper Company	378	20,372
LyondellBasell Industries N.V. - Class A	216	16,060
Martin Marietta Materials, Inc.	29	14,971
Packaging Corporation of America	80	18,012
Sherwin-Williams Company, The	103	35,146
		159,467
Total Common Stocks (cost $4,481,752)		5,039,882
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	19,194	19,194
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	7,747	7,747
Total Short Term Investments (cost $26,941)		26,941
Total Investments 100.0% (cost $4,508,693)		5,066,823
Other Derivative Instruments (0.0)%		(77)
Other Assets and Liabilities, Net (0.0)%		(1,345)
Total Net Assets 100.0%		5,065,401

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	15,329	873,245	869,380	1,644	—	—	19,194	0.4
JNL Government Money Market Fund, 4.46% - Class SL	7	114,000	106,260	34	—	—	7,747	0.1
	15,336	987,245	975,640	1,678	—	—	26,941	0.5

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	67	March 2025	20,528	(77)	(643)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	5,039,882	—	—	5,039,882
Short Term Investments	26,941	—	—	26,941
	5,066,823	—	—	5,066,823
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(643)	—	—	(643)
	(643)	—	—	(643)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 93.9%
India 34.6%
Adani Energy Solutions Limited (a)	1,058	9,953
Adani Enterprises Limited	848	25,107
Adani Green Energy (UP) Limited (a)	1,117	13,621
Adani Ports and Special Economic Zone Limited	1,415	20,364
Adani Power Limited (a)	2,748	16,996
Ambuja Cements Limited	1,464	9,168
Bharti Airtel Limited	791	14,687
Coal India Ltd Govt Of India Undertaking	566	2,544
GMR Airports Limited (a)	7,501	6,885
HDFC Bank Limited - ADR	145	9,273
ICICI Bank Limited	1,310	19,545
IDFC First Bank Limited (a)	8,200	6,042
ITC Limited	9,934	56,069
JSW Energy Limited	978	7,383
JSW Steel Limited	847	8,925
Macrotech Developers Limited	464	7,540
Max Healthcare Institute Limited	18	234
NTPC Limited	2,398	9,365
Patanjali Foods Limited	805	16,706
State Bank of India	1,903	17,652
Sun Pharma Advanced Research Company Limited	969	21,371
Trent Limited	48	3,958
Vodafone Idea Limited (a)	17,625	1,636
		305,024
United States of America 11.4%
Broadcom Inc.	107	24,762
Colgate-Palmolive Company	98	8,886
Marvell Technology, Inc.	162	17,931
Meta Platforms, Inc. - Class A	27	15,901
NVIDIA Corporation	127	17,020
Philip Morris International Inc.	130	15,666
		100,166
China 10.0%
China Construction Bank Corporation - Class H	19,627	16,368
China Shenhua Energy Company Limited - Class H	3,355	14,489
Harris County School District - Class A	743	627
Industrial and Commercial Bank of China Limited - Class H	13,614	9,135
Meituan - Class B (a) (b)	133	2,604
PetroChina Company Limited - Class H	17,691	13,917
PICC Property and Casualty Company Limited - Class H	2,334	3,676
Tencent Holdings Limited	385	20,628
Zijin Mining Group Co., Ltd. - Class A	3,255	6,760
		88,204
Taiwan 9.3%
Taiwan Semiconductor Manufacturing Company Limited - ADR	11	2,194
Taiwan Semiconductor Manufacturing Company Limited	2,440	79,475
		81,669
Brazil 7.1%
American Beverage Co Ambev - ADR	3,949	7,305
Banco BTG Pactual S/A	2,442	10,724
Banco do Brasil S.A	2,264	8,845
Centrais Eletricas Brasileiras S/A	1,369	7,528
Companhia Paranaense De Energia	1,141	1,516
Petroleo Brasileiro S/A Petrobras. - ADR	2,104	27,051
		62,969
United Arab Emirates 5.8%
Adnoc Gas	6,297	6,020
ADNOC Logistics & Services PLC	478	706
Aldar Properties - P J S C	2,040	4,264
Alpha Dhabi Holding	3,916	12,704
First Abu Dhabi Bank P.J.S.C.	1,316	4,924
International Holdings Limited (a)	205	22,619
		51,237
Indonesia 4.6%
PT Bank Mandiri (Persero) Tbk.	55,380	19,559
PT. Bank Central Asia Tbk	35,720	21,476
		41,035
Saudi Arabia 3.2%
Al Rajhi Banking and Investment Corporation	359	9,026
BUPA Arabia for Cooperative Insurance Company	88	4,871
Saudi Arabian Oil Company (b)	1,611	12,028
The Company For Cooperative Insurance	58	2,294
		28,219
Singapore 2.2%
DBS Group Holdings Ltd	342	10,944
Singapore Telecommunications Limited	3,653	8,226
		19,170
France 2.2%
TotalEnergies SE	344	19,017
Argentina 1.6%
MercadoLibre, Inc. (a)	8	13,964
United Kingdom 0.9%
Unilever PLC - ADR	137	7,747
Mexico 0.5%
America Movil, S.A.B. De C.V. (c)	6,755	4,842
Kazakhstan 0.4%
Joint Stock Company Kaspi.Kz - ADR (b)	41	3,892
Greece 0.1%
National Bank of Greece SA - Class R	136	1,074
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (b) (d)	2,924	—
Public Joint Stock Company Oil Company Lukoil (a) (b) (d)	202	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	2,349	—
Public Joint Stock Company Polyus (a) (b) (d)	42	—
Publichnoe Aktsionernoe Obshchestvo Severstal (a) (b) (d)	75	—
Total Common Stocks (cost $776,388)		828,229
PREFERRED STOCKS 3.9%
Brazil 3.9%
Itau Unibanco Holding S.A. (e)	2,662	13,225
Petroleo Brasileiro S/A Petrobras. (e)	3,632	21,361
Total Preferred Stocks (cost $35,292)		34,586
SHORT TERM INVESTMENTS 3.4%
Investment Companies 3.4%
JNL Government Money Market Fund - Class I, 4.36% (f) (g)	29,968	29,968
Total Short Term Investments (cost $29,968)		29,968
Total Investments 101.2% (cost $841,648)		892,783
Other Assets and Liabilities, Net (1.2)%		(10,860)
Total Net Assets 100.0%		881,923
(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	15,482	568,057	553,571	1,132	—	—	29,968	3.4
JNL Government Money Market Fund, 4.46% - Class SL	510	75,890	76,400	178	—	—	—	—
	15,992	643,947	629,971	1,310	—	—	29,968	3.4

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Joint Stock Company Kaspi.Kz	01/19/24	3,780	3,892	0.4
Meituan - Class B	12/03/24	2,806	2,604	0.3
Public Joint Stock Company Gazprom	09/06/22	13,221	—	—
Public Joint Stock Company Oil Company Lukoil	09/25/17	17,029	—	—
Public Joint Stock Company Oil Company Rosneft	09/25/17	18,442	—	—
Public Joint Stock Company Polyus	09/14/23	6,921	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	04/12/23	1,642	—	—
Saudi Arabian Oil Company	09/14/23	12,729	12,028	1.4
		76,570	18,524	2.1

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	01/03/25	HKD	4,807	619	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	171,592	656,637	—	828,229
Preferred Stocks	—	34,586	—	34,586
Short Term Investments	29,968	—	—	29,968
	201,560	691,223	—	892,783
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 94.3%
United States of America 50.5%
Airbnb, Inc. - Class A (a)	55	7,175
Alphabet Inc. - Class A	83	15,621
Amazon.com, Inc. (a)	25	5,507
American International Group, Inc.	173	12,607
Bank of America Corporation	243	10,662
Becton, Dickinson and Company	30	6,806
Capital One Financial Corporation	68	12,037
Centene Corporation (a)	201	12,177
Charles Schwab Corporation, The	177	13,067
ConocoPhillips	88	8,707
Deere & Company	17	7,161
Elevance Health, Inc.	15	5,497
Equifax Inc.	26	6,626
ETSY, Inc. (a)	67	3,559
Fiserv, Inc. (a)	43	8,833
Former Charter Communications Parent, Inc. - Class A (a)	38	13,002
GE HealthCare Technologies Inc.	105	8,209
General Motors Company	154	8,218
Intercontinental Exchange, Inc.	85	12,681
IQVIA Holdings Inc (a)	77	15,230
Kroger Co., The	120	7,362
Phillips 66	77	8,773
Sysco Corporation	160	12,218
The Carlyle Group, Inc.	111	5,599
Warner Bros. Discovery, Inc. - Series A (a)	246	2,597
		229,931
Germany 12.3%
Allianz SE	28	8,562
Bayer Aktiengesellschaft - Class N	708	14,130
Daimler Truck Holding AG	227	8,654
Fresenius SE & Co. KGaA (a)	285	9,906
Mercedes-Benz Group AG - Class N	264	14,681
		55,933
France 11.4%
Airbus SE	48	7,707
BNP Paribas	285	17,456
Capgemini France	41	6,704
Kering	64	15,828
Worldline (a) (b)	470	4,133
		51,828
United Kingdom 8.0%
CNH Industrial N.V.	1,309	14,826
Diageo PLC	180	5,710
Reckitt Benckiser Group PLC	138	8,354
WPP 2012 Limited	716	7,414
		36,304
Switzerland 4.5%
Glencore PLC	1,492	6,598
Julius Bar Gruppe AG - Class N	154	9,940
Novartis AG - Class N	39	3,839
		20,377
Jersey 2.6%
Aptiv PLC (a)	194	11,721
Denmark 1.7%
DSV A/S	36	7,640
China 1.2%
Alibaba Group Holding Limited (b)	530	5,620
Netherlands 1.1%
Prosus N.V. - Class N	121	4,818
South Korea 1.0%
NAVER Corporation	34	4,608
Total Common Stocks (cost $420,266)		428,780
PREFERRED STOCKS 2.3%
South Korea 1.2%
Samsung Electronics Co., Ltd., 1.00% (c)	180	5,332
Switzerland 1.1%
Roche Holding AG	18	5,180
Total Preferred Stocks (cost $12,204)		10,512
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.9%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	13,476	13,476
Total Short Term Investments (cost $13,476)		13,476
Total Investments 99.5% (cost $445,946)		452,768
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.5%		2,090
Total Net Assets 100.0%		454,859

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Harris Oakmark Global Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	19,944	284,795	291,263	810	—	—	13,476	3.0
JNL Government Money Market Fund, 4.46% - Class SL	—	11,779	11,779	32	—	—	—	—
	19,944	296,574	303,042	842	—	—	13,476	3.0

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/23/22	5,420	5,620	1.2
Worldline	11/19/21	19,751	4,133	0.9
		25,171	9,753	2.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Harris Oakmark Global Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/DKK	SSB	01/02/25	DKK	(1,697)	(236)	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	229,931	—	—	229,931
Germany	—	55,933	—	55,933
France	—	51,828	—	51,828
United Kingdom	14,826	21,478	—	36,304
Switzerland	—	20,377	—	20,377
Jersey	11,721	—	—	11,721
Denmark	—	7,640	—	7,640
China	—	5,620	—	5,620
Netherlands	—	4,818	—	4,818
South Korea	—	4,608	—	4,608
Preferred Stocks	—	10,512	—	10,512
Short Term Investments	13,476	—	—	13,476
	269,954	182,814	—	452,768
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 96.6%
Financials 20.1%
American Express Company	31	9,085
American International Group, Inc.	210	15,259
Ares Management Corporation - Class A	23	4,059
Capital One Financial Corporation	59	10,591
Charles Schwab Corporation, The	158	11,693
CME Group Inc. - Class A	36	8,381
Fifth Third Bancorp	150	6,348
Hartford Financial Services Group, Inc. , The	54	5,929
Huntington Bancshares Incorporated	308	5,014
JPMorgan Chase & Co.	111	26,678
Morgan Stanley	102	12,781
The PNC Financial Services Group, Inc.	86	16,600
U.S. Bancorp	131	6,280
Visa Inc. - Class A	33	10,499
Wells Fargo & Company	205	14,428
		163,625
Health Care 13.9%
AbbVie Inc.	58	10,295
Alcon AG	44	3,741
AstraZeneca PLC	41	5,404
Becton, Dickinson and Company	55	12,511
Johnson & Johnson	134	19,335
Lonza Group AG	8	4,848
Medtronic, Inc.	158	12,633
Merck & Co., Inc.	82	8,143
Sanofi - ADR	172	8,307
Stryker Corporation	17	5,969
UnitedHealth Group Incorporated	44	22,118
		113,304
Industrials 13.8%
ABB Ltd - Class N	149	8,066
AerCap Holdings N.V.	48	4,622
Airbus SE	55	8,928
Carlisle Companies Incorporated	17	6,181
Emerson Electric Co.	123	15,195
Fortune Brands Innovations, Inc.	64	4,359
General Electric Company	54	9,018
Hubbell Incorporated	20	8,460
Johnson Controls International Public Limited Company	136	10,719
Northrop Grumman Corporation	17	8,190
Parker-Hannifin Corporation	19	12,268
Union Pacific Corporation	72	16,379
		112,385
Information Technology 10.4%
Analog Devices, Inc.	47	10,072
Broadcom Inc.	35	8,218
Cisco Systems, Inc.	204	12,072
Intuit Inc.	11	6,664
Lam Research Corporation	63	4,521
Marvell Technology, Inc.	77	8,473
Microsoft Corporation	39	16,373
Salesforce, Inc.	41	13,704
Te Connectivity Public Limited Company	34	4,817
		84,914
Consumer Staples 9.1%
Coca-Cola Company, The	119	7,412
Colgate-Palmolive Company	67	6,057
L'Oreal	10	3,593
Philip Morris International Inc.	148	17,800
Sysco Corporation	174	13,276
Walmart Inc.	291	26,332
		74,470
Energy 6.6%
Cheniere Energy, Inc.	28	5,917
Chevron Corporation	126	18,202
ConocoPhillips	189	18,730
Suncor Energy Inc.	297	10,607
		53,456
Communication Services 5.8%
AT&T Inc.	457	10,413
Comcast Corporation - Class A	381	14,307
Deutsche Telekom AG - Class N	253	7,593
Walt Disney Company, The	132	14,697
		47,010
Consumer Discretionary 5.7%
Lowe`s Companies, Inc.	75	18,427
Marriott International, Inc. - Class A	23	6,288
McDonald's Corporation	60	17,424
TJX Companies, Inc., The	37	4,512
		46,651
Utilities 4.8%
American Electric Power Company, Inc.	81	7,446
Entergy Corporation	192	14,577
PPL Corporation	350	11,353
Public Service Enterprise Group Incorporated	65	5,514
		38,890
Materials 3.4%
CRH Public Limited Company	143	13,203
PPG Industries, Inc.	34	4,090
Smurfit Westrock Public Limited Company	122	6,580
Teck Resources Limited - Class B	102	4,114
		27,987
Real Estate 3.0%
American Tower Corporation	28	5,159
ProLogis Inc.	127	13,404
Weyerhaeuser Company	209	5,879
		24,442
Total Common Stocks (cost $656,620)		787,134
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 4.36% (a) (b)	25,980	25,980
Total Short Term Investments (cost $25,980)		25,980
Total Investments 99.8% (cost $682,600)		813,114
Other Assets and Liabilities, Net 0.2%		1,569
Total Net Assets 100.0%		814,683

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	36,292	237,133	247,445	1,185	—	—	25,980	3.2
JNL Government Money Market Fund, 4.46% - Class SL	—	26,713	26,713	25	—	—	—	—
	36,292	263,846	274,158	1,210	—	—	25,980	3.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	748,702	38,432	—	787,134
Short Term Investments	25,980	—	—	25,980
	774,682	38,432	—	813,114

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 100.3%
United States of America 62.8%
Adobe Inc. (a)	48	21,131
Alphabet Inc. - Class A	891	168,642
Amazon.com, Inc. (a)	114	24,958
Analog Devices, Inc.	264	56,041
Boston Scientific Corporation (a)	112	9,958
Broadcom Inc.	104	24,220
Danaher Corporation	27	6,286
Ecolab Inc.	26	6,169
Eli Lilly and Company	50	38,608
Equifax Inc.	90	23,021
IDEXX Laboratories, Inc. (a)	11	4,616
Intuit Inc.	65	40,707
Intuitive Surgical, Inc. (a)	41	21,272
IQVIA Holdings Inc (a)	62	12,261
Lam Research Corporation	96	6,965
Linde Public Limited Company	10	4,161
Marriott International, Inc. - Class A	53	14,725
Marvell Technology, Inc.	473	52,248
Meta Platforms, Inc. - Class A	214	125,167
Microsoft Corporation	82	34,735
Netflix, Inc. (a)	13	11,855
NVIDIA Corporation	396	53,112
Phathom Pharmaceuticals, Inc. (a) (b)	308	2,502
Qualcomm Incorporated	17	2,597
S&P Global Inc.	122	60,552
Synopsys, Inc. (a)	12	5,695
Thermo Fisher Scientific Inc.	10	5,208
TJX Companies, Inc., The	33	4,010
Universal Music Group N.V.	130	3,341
Visa Inc. - Class A	131	41,405
Zoetis Inc. - Class A	15	2,421
		888,589
India 6.7%
DLF Limited	6,725	64,823
HDFC Bank Limited	336	6,960
ICICI Bank Limited - ADR	782	23,360
		95,143
France 6.4%
Airbus SE	247	39,720
Dassault Systemes	138	4,790
EssilorLuxottica	55	13,359
LVMH Moet Hennessy Louis Vuitton	50	32,903
		90,772
Germany 4.5%
Allianz SE	28	8,551
SAP SE	229	55,561
		64,112
Sweden 4.3%
ASSA ABLOY AB - Class B	933	27,513
Atlas Copco Aktiebolag - Class A	2,161	33,055
		60,568
Japan 4.2%
Capcom Co., Ltd.	319	6,949
Hoya Corporation	54	6,630
Keyence Corporation	69	28,009
TDK Corporation	1,405	18,110
		59,698
China 3.2%
JD.com, Inc. - Class A - ADR	1,010	35,030
Tencent Holdings Limited	181	9,689
		44,719
Denmark 1.5%
Novo Nordisk A/S - Class B	251	21,639
Netherlands 1.4%
Adyen N.V. (a) (c)	7	9,773
ASML Holding N.V.	7	5,245
BE Semiconductor Industries N.V.	35	4,723
		19,741
Spain 1.3%
Amadeus IT Holding, S.A. (c)	268	18,900
Italy 1.3%
Brunello Cucinelli S.p.A.	120	13,046
Ferrari N.V.	6	2,657
Moncler S.p.A.	49	2,566
		18,269
Israel 1.0%
Nice Ltd - ADR (a) (b)	81	13,779
Switzerland 0.8%
Lonza Group AG	20	11,889
Canada 0.5%
Canadian Pacific Kansas City Limited	95	6,911
Taiwan 0.4%
Taiwan Semiconductor Manufacturing Company Limited - ADR	30	5,872
Total Common Stocks (cost $779,564)		1,420,601
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.46% (d) (e)	10,715	10,715
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	2,434	2,434
Total Short Term Investments (cost $13,149)		13,149
Total Investments 101.2% (cost $792,713)		1,433,750
Other Assets and Liabilities, Net (1.2)%		(17,489)
Total Net Assets 100.0%		1,416,261

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Invesco Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	8,502	239,772	245,840	297	—	—	2,434	0.2
JNL Government Money Market Fund, 4.46% - Class SL	241	215,729	205,255	292	—	—	10,715	0.7
	8,743	455,501	451,095	589	—	—	13,149	0.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	11/25/24	9,383	9,773	0.7
Amadeus IT Holding, S.A.	09/26/22	15,213	18,900	1.3
		24,596	28,673	2.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks	970,200	450,401	—	1,420,601
Short Term Investments	13,149	—	—	13,149
	983,349	450,401	—	1,433,750

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 96.9%
Information Technology 25.5%
ACI Worldwide, Inc. (a)	268	13,903
Agilysys, Inc. (a)	108	14,254
Astera Labs, Inc. (a)	258	34,203
Bill Holdings, Inc. (a)	215	18,197
Braze, Inc. - Class A (a)	345	14,447
Celestica Inc. (a)	170	15,722
Cellebrite Di Ltd (a)	242	5,334
Clearwater Analytics Holdings, Inc. - Class A (a)	544	14,970
Coherent Corp. (a)	263	24,902
CyberArk Software Ltd. (a)	46	15,396
Descartes Systems Group Inc., The (a)	128	14,596
DigitalOcean Holdings, Inc. (a)	379	12,922
Fabrinet (a)	41	9,093
Harmonic, Inc. (a)	643	8,505
Impinj, Inc. (a)	31	4,451
Intapp US, Inc. (a)	267	17,084
Itron, Inc. (a)	128	13,874
Lumentum Holdings Inc. (a)	197	16,543
MACOM Technology Solutions Holdings, Inc. (a)	158	20,550
nCino OpCo, Inc. (a)	472	15,842
OneStream, Inc. - Class A (a)	139	3,952
PAR Technology Corporation (a)	172	12,494
Pegasystems Inc.	250	23,267
Procore Technologies, Inc. (a)	218	16,352
Q2 Holdings, Inc. (a)	262	26,392
SentinelOne, Inc. - Class A (a)	593	13,158
ServiceTitan, Inc. - Class A (a)	27	2,727
Sitime Corporation (a)	86	18,500
Tower Semiconductor Ltd. (a)	146	7,533
Varonis Systems, Inc. (a)	234	10,403
Workiva Inc. - Class A (a)	154	16,809
		456,375
Health Care 19.2%
ADMA Biologics, Inc. (a)	895	15,342
Ascendis Pharma A/S - ADR (a) (b)	90	12,379
BioLife Solutions, Inc. (a)	595	15,456
Bio-Techne Corporation	198	14,269
Blueprint Medicines Corporation (a)	121	10,522
Canticle Pharmaceuticals, Inc. (a) (b)	37	11,469
Encompass Health Corporation	203	18,719
Glaukos Corporation (a)	155	23,271
HealthEquity, Inc. (a)	159	15,289
Inspire Medical Systems, Inc. (a)	59	10,865
Integer Holdings Corporation (a)	124	16,470
Intra-Cellular Therapies, Inc. (a)	218	18,182
Lantheus Holdings, Inc. (a)	181	16,150
Merit Medical Systems, Inc. (a)	169	16,326
PACS Group, Inc. (a)	331	4,337
Prestige Consumer Healthcare Inc. (a)	254	19,843
Repligen Corporation (a)	90	12,929
Tenet Healthcare Corporation (a)	177	22,372
TransMedics Group, Inc. (a) (b)	120	7,472
Twist Bioscience Corporation (a)	393	18,285
UFP Technologies, Inc. (a)	44	10,648
Vaxcyte, Inc. (a)	152	12,465
Vericel Corporation (a)	290	15,897
Viking Therapeutics, Inc. (a)	137	5,512
		344,469
Industrials 18.7%
AAON, Inc.	224	26,359
Applied Industrial Technologies, Inc.	66	15,860
CBIZ, Inc. (a)	182	14,916
Clean Harbors, Inc. (a)	103	23,641
Comfort Systems USA, Inc.	37	15,759
Construction Partners, Inc. - Class A (a)	229	20,279
Enpro Inc.	91	15,724
ESAB Corporation	129	15,451
Everus Construction Group, Inc. (a)	231	15,190
Federal Signal Corporation	194	17,951
FTAI Aviation Ltd.	126	18,146
Hammond Power Solutions, Inc. - Class A (b)	135	12,061
Loar Holdings Inc. (a)	66	4,878
MOOG Inc. - Class A	75	14,786
Nvent Electric Public Limited Company	279	19,019
RBC Bearings Incorporated (a)	58	17,408
Saia, Inc. (a)	38	17,425
SiteOne Landscape Supply, Inc. (a)	39	5,090
Sterling Infrastructure, Inc. (a)	105	17,685
The AZEK Company Inc. - Class A (a)	294	13,950
Zurn Elkay Water Solutions Corporation	372	13,868
		335,446
Consumer Discretionary 12.0%
Boot Barn Holdings, Inc. (a)	107	16,196
Bright Horizons Family Solutions, Inc. (a)	132	14,609
Cavco Industries, Inc. (a)	39	17,384
Modine Manufacturing Company (a)	146	16,966
Murphy USA Inc.	30	15,051
Ollie's Bargain Outlet Holdings, Inc. (a)	147	16,103
RH (a)	35	13,791
Shake Shack, Inc. - Class A (a)	156	20,183
SharkNinja, Inc. (a)	124	12,109
Stride, Inc. (a)	138	14,294
Sweetgreen, Inc. - Class A (a)	391	12,551
Texas Roadhouse, Inc. - Class A	77	13,823
Travel + Leisure Co.	164	8,277
Wingstop Inc.	34	9,567
Wyndham Hotels & Resorts, Inc.	150	15,100
		216,004
Financials 8.6%
Hamilton Lane Incorporated - Class A	121	17,901
Jefferies Financial Group Inc.	326	25,549
PennyMac Financial Services, Inc.	163	16,658
Piper Sandler Companies	61	18,214
StepStone Group Inc. - Class A	303	17,551
The Bancorp, Inc. (a)	290	15,272
TMX Group Limited	805	24,813
Western Alliance Bancorporation	210	17,578
		153,536
Materials 3.9%
ATI Inc. (a)	265	14,605
Carpenter Technology Corporation	100	17,040
Eagle Materials Inc.	77	18,885
Element Solutions Inc.	784	19,943
		70,473
Consumer Staples 3.9%
Bellring Intermediate Holdings, Inc. (a)	208	15,698
Freshpet, Inc. (a)	144	21,348
Maplebear Inc. (a)	333	13,776
Post Holdings, Inc. (a)	167	19,162
		69,984
Energy 2.5%
Permian Resources Corporation - Class A	729	10,477
Range Resources Corporation	267	9,601
TechnipFMC PLC	581	16,820
Weatherford International Public Limited Company	107	7,680
		44,578
Utilities 1.3%
Talen Energy Corporation (a)	118	23,774
Real Estate 1.3%
EastGroup Properties, Inc.	68	10,834
Terreno Realty Corporation	201	11,903
		22,737
Total Common Stocks (cost $1,348,629)		1,737,376
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	56,506	56,506

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	1,902	1,902
Total Short Term Investments (cost $58,408)		58,408
Total Investments 100.2% (cost $1,407,037)		1,795,784
Other Assets and Liabilities, Net (0.2)%		(3,600)
Total Net Assets 100.0%		1,792,184

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	59,537	487,819	490,850	1,393	—	—	56,506	3.2
JNL Government Money Market Fund, 4.46% - Class SL	—	135,318	133,416	58	—	—	1,902	0.1
	59,537	623,137	624,266	1,451	—	—	58,408	3.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,737,376	—	—	1,737,376
Short Term Investments	58,408	—	—	58,408
	1,795,784	—	—	1,795,784

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 49.1%
United States of America 30.9%
3M Company	3	390
Abbott Laboratories	28	3,193
AbbVie Inc.	23	4,130
Accenture Public Limited Company - Class A	6	2,020
Adobe Inc. (a)	1	235
Affirm Holdings, Inc. - Class A (a)	4	267
AGCO Corporation	1	135
Air Lease Corporation - Class A	4	198
Air Products and Chemicals, Inc.	—	128
Alcoa Corporation	8	318
Align Technology, Inc. (a)	—	70
Alnylam Pharmaceuticals, Inc. (a)	2	368
Alphabet Inc. - Class C	14	2,701
Amazon.com, Inc. (a) (b)	79	17,469
American Airlines Group Inc. (a)	15	262
American Express Company	1	271
American Homes 4 Rent - Class A	4	168
Americold Realty Trust, Inc.	8	161
AMETEK, Inc.	3	554
Analog Devices, Inc.	10	1,931
AON Public Limited Company - Class A	7	2,352
Apple Hospitality REIT, Inc.	4	55
Apple Inc. (b)	43	10,632
AppLovin Corporation - Class A (a)	—	118
Arch Capital Group Ltd.	1	87
Arista Networks, Inc. (a)	5	500
Arthur J. Gallagher & Co.	1	226
AutoZone, Inc. (a)	—	179
Axalta Coating Systems Ltd. (a)	10	355
Baker Hughes Company - Class A	54	2,205
Bank of America Corporation (b)	131	5,763
Bath & Body Works, Inc.	4	161
Berkshire Hathaway Inc. - Class B (a)	3	1,323
Best Buy Co., Inc.	1	109
Biogen Inc. (a)	1	116
BioMarin Pharmaceutical Inc. (a)	3	226
BJ's Wholesale Club Holdings, Inc. (a)	5	403
Blackstone Inc. - Class A	5	895
Block, Inc. - Class A (a)	13	1,067
Boeing Company, The (a)	1	121
Booking Holdings Inc.	—	999
Booz Allen Hamilton Holding Corporation - Class A	3	383
Bristol-Myers Squibb Company (b)	61	3,442
Broadcom Inc.	29	6,768
Brunswick Corporation	1	69
Capital One Financial Corporation	3	533
Cardinal Health, Inc.	5	565
Carlisle Companies Incorporated	1	198
Carnival Corporation (a)	20	506
Carrier Global Corporation	11	727
CBRE Group, Inc. - Class A (a)	1	111
Cencora, Inc.	1	289
Charles Schwab Corporation, The	29	2,136
Chevron Corporation	6	913
Chubb Limited	1	178
Cisco Systems, Inc.	2	113
Citigroup Inc.	10	676
CME Group Inc. - Class A	7	1,523
CMS Energy Corporation	6	405
Coca-Cola Company, The	33	2,083
Cognizant Technology Solutions Corporation - Class A	10	802
Columbia Banking System, Inc.	2	49
Columbia Sportswear Company	1	83
Comerica Incorporated	3	194
Commercial Metals Company	1	69
ConocoPhillips	26	2,636
Constellation Brands, Inc. - Class A	2	358
Cooper Companies, Inc., The (a)	4	391
Copart, Inc. (a)	10	590
Corpay Inc (a)	2	702
Coterra Energy Inc.	4	97
CrowdStrike Holdings, Inc. - Class A (a)	1	408
CSX Corporation	18	566
CVS Health Corporation	2	108
CWT Travel Group Incorporated (a)	1	4
Dell Technologies Inc. - Class C	2	242
Delta Air Lines, Inc.	3	211
Dick's Sporting Goods, Inc.	—	112
Digital Realty Trust, Inc.	8	1,356
Discover Financial Services	2	332
Dominion Energy, Inc.	23	1,235
DoorDash, Inc. - Class A (a)	4	674
Dover Corporation	1	240
e.l.f. Beauty, Inc. (a)	3	326
Eagle Materials Inc.	1	247
EastGroup Properties, Inc.	—	69
Eaton Corporation Public Limited Company	—	104
Edison International	1	97
El Paso Electric Company (a) (c)	1	6
Elevance Health, Inc.	1	219
Eli Lilly and Company	2	1,603
Emerson Electric Co.	3	410
Entegris, Inc.	4	389
Entergy Corporation	1	75
EOG Resources, Inc.	6	723
EQT Corporation	7	300
Equinix, Inc.	—	460
Exact Sciences Corporation (a)	1	83
ExlService Holdings, Inc. (a)	6	272
Expedia Group, Inc. (a)	1	166
Exxon Mobil Corporation	47	5,093
Federal Realty Investment Trust	1	162
FedEx Corporation	2	625
Fidelity National Information Services, Inc.	41	3,360
Fifth Third Bancorp	8	328
First Citizens BancShares, Inc. - Class A	1	1,105
First Horizon Corporation	8	160
Fiserv, Inc. (a)	6	1,184
Fortune Brands Innovations, Inc.	2	138
Freeport-McMoRan Inc.	9	350
Garmin Ltd.	2	470
Gates Industrial Corporation PLC (a)	13	262
GE Vernova Inc.	1	294
General Dynamics Corporation	1	198
Genpact Limited	5	216
Gentex Corporation	9	249
Goldman Sachs Group, Inc., The	2	1,064
Graphic Packaging Holding Company	14	372
HCA Healthcare, Inc.	1	268
Henry Schein, Inc. (a)	4	252
Hess Corporation	1	196
Hewlett Packard Enterprise Company	45	957
Hilton Worldwide Holdings Inc.	1	367
Home Depot, Inc., The	1	438
Honeywell International Inc.	14	3,161
Host Hotels & Resorts, Inc.	12	214
Hubbell Incorporated	1	238
HubSpot, Inc. (a)	1	634
Humana Inc.	—	123
IAC Inc. (a)	2	103
Ingersoll Rand Inc.	5	431
Interactive Brokers Group, Inc. - Class A	4	714
International Business Machines Corporation	—	54
International Paper Company	5	296
Intra-Cellular Therapies, Inc. (a)	4	293
Intuit Inc.	1	837
Intuitive Surgical, Inc. (a)	2	1,050
IQVIA Holdings Inc (a)	1	197
ITT Inc.	4	564
J.B. Hunt Transport Services, Inc.	3	455
James Hardie Industries Public Limited Company - CHESS	1	39
Johnson & Johnson	24	3,459
Keurig Dr Pepper Inc.	7	217
Kimco Realty OP, LLC	4	92

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Kinder Morgan, Inc.	7	197
KKR & Co. Inc. - Class A	5	680
Knight-Swift Transportation Holdings Inc. - Class A	1	59
Kontoor Brands, Inc.	2	165
Labcorp Holdings Inc.	2	471
Lamar Advertising Company - Class A	1	181
Lamb Weston Holdings, Inc.	2	162
Linde Public Limited Company	2	632
Lineage, Inc.	1	86
Live Nation Entertainment, Inc. (a)	2	220
Loews Corporation	3	220
Lowe`s Companies, Inc.	1	226
M&T Bank Corporation	3	477
Martin Marietta Materials, Inc.	—	179
Marvell Technology, Inc.	11	1,185
MasterCard Incorporated - Class A (b)	13	6,809
McDonald's Corporation	14	3,963
McKesson Corporation	2	917
Media Group Holdings LLC (c) (d)	3,345	—
Medtronic, Inc.	1	100
Merck & Co., Inc.	2	183
Meta Platforms, Inc. - Class A	19	11,405
MetLife, Inc.	3	281
Mettler-Toledo International Inc. (a)	—	215
MGIC Investment Corporation	8	181
Microchip Technology Incorporated	11	588
Micron Technology, Inc.	14	1,179
Microsoft Corporation (b)	46	19,350
Mid-America Apartment Communities, Inc.	2	237
Middleby Corporation, The (a)	2	208
Mohawk Industries, Inc. (a)	5	546
MongoDB, Inc. - Class A (a)	1	194
Moody's Corporation	1	674
Morgan Stanley	2	218
Murphy USA Inc.	—	98
Natera, Inc. (a)	4	661
Netflix, Inc. (a)	1	1,037
Neurocrine Biosciences, Inc. (a)	1	89
Nexstar Media Group, Inc. - Class A	—	77
NextEra Energy, Inc.	29	2,137
NiSource Inc.	22	799
Northern Trust Corporation	3	287
Northrop Grumman Corporation	—	62
NVIDIA Corporation (b)	127	17,092
On Semiconductor Corporation (a)	6	362
Oracle Corporation	5	911
Oscar Health, Inc. - Class A (a)	22	297
Otis Worldwide Corporation	53	4,933
OUTFRONT Media Inc.	—	1
Owens Corning	2	267
Packaging Corporation of America	1	143
Palo Alto Networks, Inc. (a)	5	843
Paylocity Holding Corporation (a)	—	92
PepsiCo, Inc.	13	1,916
Performance Food Group Company (a)	9	728
PG&E Corporation	6	125
Philip Morris International Inc.	8	926
Phillips 66	—	51
Pinterest, Inc. - Class A (a)	14	404
Pool Corporation	1	253
Post Holdings, Inc. (a)	1	170
PPG Industries, Inc.	11	1,338
Procter & Gamble Company, The	2	271
ProLogis Inc.	10	1,055
Public Service Enterprise Group Incorporated	1	82
Public Storage Operating Company	1	172
Quanta Services, Inc.	3	814
Raymond James Financial, Inc.	2	311
Rayonier Inc.	3	71
Regal Rexnord Corporation	2	369
Regency Centers Corporation	3	222
Regeneron Pharmaceuticals, Inc. (a)	5	3,200
Regions Financial Corporation	11	251
Robinhood Markets, Inc. - Class A (a)	4	132
Ross Stores, Inc.	31	4,689
RTX Corporation	2	222
Saia, Inc. (a)	1	317
Salesforce, Inc.	4	1,465
SBA Communications Corporation - Class A	2	344
Seagate Technology Holdings Public Limited Company	2	183
Sealed Air Corporation	6	195
Silgan Holdings Inc.	8	407
Sirius XM Holdings Inc.	4	83
Snowflake Inc. - Class A (a)	2	236
Southwest Airlines Co.	17	558
Spirit AeroSystems Holdings, Inc. - Class A (a)	1	23
Starbucks Corporation	3	292
State Street Corporation	3	310
Synopsys, Inc. (a)	1	471
Take-Two Interactive Software, Inc. (a)	3	493
TD SYNNEX Corporation	4	443
TechnipFMC PLC	18	519
Teradyne, Inc.	3	433
Tesla Inc. (a) (b)	10	3,902
Texas Instruments Incorporated	1	254
Texas Roadhouse, Inc. - Class A	—	60
Textron Inc.	5	368
The Chemours Company	13	213
The Cigna Group	1	407
The PNC Financial Services Group, Inc.	1	255
The Progressive Corporation	3	724
The Southern Company	48	3,915
The Timken Company	1	91
Thermo Fisher Scientific Inc.	5	2,417
TJX Companies, Inc., The	7	825
T-Mobile US, Inc.	—	90
Trade Desk, Inc., The - Class A (a)	6	704
Trane Technologies Public Limited Company	2	608
Travelers Companies, Inc. , The	2	380
Truist Financial Corporation	7	315
U.S. Bancorp	40	1,905
Uber Technologies, Inc. (a)	11	684
Ulta Beauty, Inc. (a)	—	70
Union Pacific Corporation	1	193
United Parcel Service, Inc. - Class B	1	181
UnitedHealth Group Incorporated	10	5,268
Universal Music Group N.V.	3	70
Verizon Communications Inc.	19	745
Vertex Pharmaceuticals Incorporated (a)	—	81
Vertiv Holdings Co - Class A	4	454
W. R. Berkley Corporation	2	128
Walmart Inc.	7	613
Walt Disney Company, The	31	3,421
Wells Fargo & Company (b)	72	5,049
Welltower Inc.	9	1,176
WESCO International, Inc.	1	211
Western Digital Corporation (a)	34	2,034
Wex, Inc. (a)	1	100
Weyerhaeuser Company	4	120
Williams Companies, Inc., The	5	252
Willscot Holdings Corporation - Class A (a)	5	180
XCEL Energy Inc.	2	131
Yum! Brands, Inc.	29	3,939
Zillow Group, Inc. - Class C (a)	6	416
		282,835
Japan 2.6%
ABC-Mart, Inc.	—	8
Advantest Corporation	2	115
AEON Co., Ltd.	2	56
AGC Inc. (e)	1	15
Aisin Corporation	1	16
Ajinomoto Co., Inc.	1	57
ANA Holdings Inc.	1	9
Asahi Group Holdings, Ltd.	5	47
Asahi Kasei Corporation	4	25
ASICS Corporation	2	41
Astellas Pharma Inc.	5	48
Bandai Namco Holdings Inc.	2	43
Bridgestone Corporation (e)	2	57

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Brother Industries, Ltd.	1	15
Canon Inc.	3	88
Capcom Co., Ltd.	1	22
Central Japan Railway Company	3	53
Chubu Electric Power Co., Ltd.	2	23
Chugai Pharmaceutical Co., Ltd.	2	84
Concordia Financial Group, Ltd.	4	19
Dai Nippon Printing Co., Ltd.	2	21
Daifuku Co., Ltd.	1	23
Dai-ichi Life Holdings, Inc.	3	72
Daiichi Sankyo Company, Limited	6	151
Daikin Industries, Ltd.	1	105
Daito Trust Construction Co., Ltd.	—	22
Daiwa House Industry Co., Ltd	2	55
Daiwa Securities Group Inc.	4	25
DENSO Corporation	6	88
DISCO Corporation	7	1,907
East Japan Railway Company	3	57
Eisai Co., Ltd.	1	22
ENEOS Holdings, Inc.	8	40
FANUC Corporation	3	71
Fast Retailing Co., Ltd.	1	169
Fuji Electric Co., Ltd.	—	21
FUJIFILM Holdings Corporation	4	75
Fujikura Ltd.	1	29
Fujitsu Limited	5	86
Hankyu Hanshin Holdings, Inc.	1	21
Hitachi Construction Machinery Co., Ltd.	—	7
Hitachi, Ltd.	38	930
Honda Motor Co., Ltd.	14	130
Hoshizaki Corporation (e)	—	16
Hoya Corporation	4	470
Hulic Co., Ltd. (e)	2	13
Idemitsu Kosan Co., Ltd.	2	12
Inpex Corporation (e)	3	31
Isuzu Motors Limited	2	22
ITOCHU Corporation	13	636
Japan Airlines Co., Ltd.	—	5
Japan Exchange Group, Inc.	111	1,229
Japan Post Bank Co., Ltd.	4	40
Japan Post Holdings Co., Ltd.	6	57
Japan Post Insurance Co., Ltd.	1	11
Japan Real Estate Investment Corporation	—	14
Japan Tobacco Inc. (e)	3	82
JFE Holdings, Inc.	2	21
Kajima Corporation	1	24
Kao Corporation (e)	1	53
Kawasaki Heavy Industries, Ltd.	1	23
Kawasaki Kisen Kaisha, Ltd.	1	17
KDDI Corporation	4	141
Keyence Corporation	1	203
Kikkoman Corporation	3	30
Kirin Holdings Company, Limited	3	32
Kobe Bussan Co., Ltd.	1	11
Komatsu Ltd.	3	74
Konami Holdings Corporation	—	28
Kubota Corporation (e)	3	38
KYOCERA Corporation	4	41
Kyowa Kirin Co., Ltd. (e)	1	12
Lasertec Co., Ltd. (e)	—	19
LY Corporation	8	20
M3, Inc.	1	12
Makita Corporation	1	21
Marubeni Corporation	5	75
MatsukiyoCocokara & Co.	1	19
McDonald's Holdings Company (Japan), Ltd. (e)	—	4
Meiji Holdings Co., Ltd.	1	18
Minebeamitsumi Inc.	1	19
Mitsubishi Chemical Group Corporation	4	20
Mitsubishi Corporation	12	189
Mitsubishi Electric Corporation	6	101
Mitsubishi Estate Co., Ltd.	4	51
Mitsubishi HC Capital Inc.	2	11
Mitsubishi Heavy Industries, Ltd.	10	135
Mitsubishi UFJ Financial Group Inc	86	1,008
Mitsui & Co., Ltd.	8	174
Mitsui Fudosan Co., Ltd.	60	476
Mitsui O.S.K. Lines, Ltd.	1	35
Mizuho Bank, Ltd. (e)	1	14
Mizuho Financial Group, Inc.	7	177
MonotaRO Co., Ltd. (e)	1	12
MS&AD Insurance Group Holdings, Inc.	4	84
Murata Manufacturing Co., Ltd.	6	88
Nec Corporation	1	60
NEXON Co., Ltd.	1	18
Nidec Corporation	3	52
Nintendo Co., Ltd.	3	175
Nippon Building Fund Inc. (e)	—	17
Nippon Paint Holdings Co., Ltd.	3	19
Nippon Sanso Holdings Corporation	1	17
Nippon Steel Corporation	3	58
Nippon Telegraph and Telephone Corporation	80	80
Nippon Yusen Kabushiki Kaisha	1	43
Nissan Chemical Corporation	—	12
Nissan Motor Co., Ltd. (e)	7	20
Nissin Food Holdings Co., Ltd.	1	19
Niterra Co., Ltd.	1	16
Nitori Holdings Co., Ltd.	—	24
Nitto Denko Corporation	2	33
Nomura Holdings, Inc.	8	48
Nomura Research Institute, Ltd.	1	35
NTT DATA Corporation	2	34
Obayashi Corporation	2	25
OBIC Co., Ltd.	1	27
Olympus Corporation	3	49
OMRON Corporation	1	17
Ono Pharmaceutical Co., Ltd.	1	13
Oracle Corporation Japan	—	10
Oriental Land Co., Ltd.	3	71
ORIX Corporation	3	73
Osaka Gas Co., Ltd.	1	26
Otsuka Corporation (e)	1	14
Otsuka Holdings Co., Ltd. (e)	1	76
Pan Pacific International Holdings Corporation (e)	2	44
Panasonic Holdings Corporation	6	65
Rakuten Group, Inc.	4	23
Recruit Holdings Co., Ltd.	4	300
Renesas Electronics Corporation	4	55
Resona Holdings, Inc.	7	47
Ricoh Company, Ltd.	2	22
SBI Holdings, Inc.	1	23
SCREEN Holdings Co., Ltd.	—	12
SCSK Corporation	—	8
Secom Co., Ltd.	1	40
Seiko Epson Corporation.	1	16
Sekisui Chemical Co., Ltd.	1	15
Sekisui House, Ltd.	2	43
Seven & I Holdings Co., Ltd.	7	109
SG Holdings Co., Ltd.	1	11
Shimadzu Corporation	1	25
Shimano Inc. (e)	—	40
Shimizu Corporation	2	13
Shin-Etsu Chemical Co., Ltd.	111	3,667
Shionogi & Co., Ltd.	2	34
Shiseido Company, Limited (e)	1	21
SMC Corporation	—	78
SoftBank Corp.	80	100
SoftBank Group Corp	3	160
Sompo Holdings, Inc.	3	70
Sony Group Corporation	62	1,317
Square Enix Holdings Co., Ltd.	—	8
Subaru Corporation.	2	32
Sumitomo Corporation	4	78
Sumitomo Electric Industries, Ltd.	2	39
Sumitomo Metal Mining Co., Ltd.	1	21
Sumitomo Mitsui Financial Group, Inc.	11	267
Sumitomo Mitsui Trust Group, Inc.	2	44
Sumitomo Realty & Development Co., Ltd.	1	40
Suntory Beverage & Food Limited (e)	1	16
Suzuki Motor Corporation	5	60

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Sysmex Corporation	2	35
T&D Holdings, Inc.	2	29
Taisei Corporation	1	21
Takeda Pharmaceutical Co Ltd	4	116
TDK Corporation	6	72
Terumo Corporation	32	618
The Chiba Bank, Ltd.	2	16
The Kansai Electric Power Company, Incorporated	2	26
TIS Inc.	1	17
Toho Co., Ltd.	—	16
Tokio Marine Holdings, Inc.	48	1,748
Tokyo Century Corporation	1	5
Tokyo Electric Power Company Holdings, Inc. (a)	2	7
Tokyo Electron Limited	1	195
Tokyo Gas Co., Ltd.	1	31
Tokyu Corporation	2	20
TOPPAN Holdings Inc.	1	24
Toray Industries, Inc.	4	28
TOTO Ltd.	1	12
Toyo Suisan Kaisha, Ltd.	—	20
Toyota Industries Corporation	1	40
Toyota Motor Corporation	33	652
Toyota Tsusho Corporation	2	35
Trend Micro Incorporated	—	22
Unicharm Corporation (e)	3	27
West Japan Railway Company	2	27
Yakult Honsha Co., Ltd.	1	19
Yamaha Motor Co., Ltd. (e)	3	25
Yaskawa Electric Corporation (e)	1	23
Yokogawa Electric Corporation	1	19
Zensho Holdings Co., Ltd.	—	17
ZOZO, Inc.	—	9
		23,251
France 2.5%
Aeroports de Paris	—	12
Airbus SE	13	2,030
Amundi (d)	—	12
AXA	5	178
Biomerieux SA	—	13
BNP Paribas	3	184
Bollore SE	2	12
Bouygues	1	18
Bureau Veritas	1	28
Capgemini France	—	79
Compagnie de Saint-Gobain	1	118
Compagnie Generale des Etablissements Michelin	14	458
Credit Agricole SA	4	49
Danone	2	126
Dassault Aviation	—	12
Dassault Systemes	11	394
Engie	5	85
EssilorLuxottica	1	204
Hermes International	—	236
Kering	—	50
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	923
Legrand	5	510
L'Oreal	1	248
LVMH Moet Hennessy Louis Vuitton	12	8,082
Orange	5	50
Pernod Ricard	15	1,657
Publicis Groupe SA	1	70
Safran	17	3,668
Sanofi	14	1,390
Sartorius Stedim Biotech	—	16
Schneider Electric SE	2	389
Societe d'exploitation Hoteliere (e)	—	20
Societe Generale	2	58
Thales	—	39
TotalEnergies SE	6	334
Veolia Environnement	2	51
VINCI	8	854
		22,657
United Kingdom 1.9%
3I Group PLC	23	1,029
Admiral Group PLC	1	21
Anglo American PLC	4	104
Ashtead Group Public Limited Company	1	79
Associated British Foods PLC	1	24
AstraZeneca PLC - ADR	2	159
AstraZeneca PLC	4	589
Auto Trader Group PLC	3	25
Aviva PLC	12	70
B&M European Value Retail S.A.	3	12
BAE Systems PLC	9	126
Barclays PLC	42	140
Barratt Redrow PLC	4	22
BP P.L.C.	45	223
British American Tobacco P.L.C.	6	207
BT Group PLC (e)	18	33
Bunzl Public Limited Company	1	39
Centrica PLC	15	26
Coca-Cola Europacific Partners PLC	1	46
Compass Group PLC	5	165
Convatec Group PLC (d)	5	13
Croda International Public Limited Company	—	16
CVC Capital Partners PLC (a)	2	53
Diageo PLC	75	2,379
DS Smith PLC	4	27
Entain PLC	2	16
Experian PLC	3	115
Fiat Chrysler Automobiles N.V.	6	78
Flutter Entertainment Public Limited Company (a)	1	255
GSK PLC	12	198
Haleon PLC	19	91
Halma Public Limited Company	1	37
Hargreaves Lansdown PLC	1	14
Hikma Pharmaceuticals Public Limited Company	—	11
Hiscox Ltd.	1	14
Howden Joinery Group PLC	2	15
HSBC Holdings PLC	24	234
HSBC Holdings PLC	53	517
Imperial Brands PLC	2	78
Informa PLC	4	38
InterContinental Hotels Group PLC	5	589
Intermediate Capital Group PLC	1	22
International Consolidated Airlines Group, S.A.	11	40
Intertek Group PLC	—	28
J Sainsbury PLC	5	16
JD Sports Fashion PLC	7	9
Kingfisher PLC	5	17
Land Securities Group PLC	2	15
Legal & General Group PLC	17	50
Lloyds Banking Group PLC	177	121
London Stock Exchange Group PLC	5	737
M&G PLC	7	16
Melrose Industries PLC	4	24
Mondi PLC	1	19
National Grid PLC	14	168
NatWest Group PLC	120	601
Next PLC	—	41
Nvent Electric Public Limited Company	2	164
Pearson PLC	2	31
Persimmon Public Limited Company	1	14
Phoenix Group Holdings PLC	2	14
Reckitt Benckiser Group PLC	2	121
Relx PLC	20	925
Relx PLC	39	1,782
Rentokil Initial PLC	7	35
Rightmove PLC	2	18
Rio Tinto PLC	3	177
Rolls-Royce Holdings PLC (a)	25	175
Schroders PLC	3	11
SEGRO Public Limited Company	4	31
Severn Trent PLC	1	24
Shell PLC - Class A	59	1,840
Shell PLC - Class A - ADR	1	81

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Smith & Nephew PLC	3	31
Smiths Group PLC	1	22
Spirax Group PLC	—	18
SSE PLC	65	1,313
Standard Chartered PLC	6	75
Taylor Wimpey PLC	10	16
Tesco PLC	20	91
The Berkeley Group Holdings PLC	—	15
The Sage Group PLC.	3	45
Unilever PLC	7	409
United Utilities PLC	2	25
Vodafone Group Public Limited Company	60	51
Weir Group PLC(The)	1	20
Whitbread PLC	—	18
Wise PLC - Class A (a)	2	27
WPP 2012 Limited	3	32
		17,502
Taiwan 1.5%
Advantech Co., Ltd.	15	158
ASE Technology Holding Co., Ltd.	44	216
Delta Electronics, Inc.	22	293
Hon Hai Precision Industry Co., Ltd.	26	145
Quanta Computer Inc.	36	314
Realtek Semiconductor Corporation	19	328
Silergy Corp.	17	209
Taiwan Semiconductor Manufacturing Company Limited - ADR	22	4,436
Taiwan Semiconductor Manufacturing Company Limited	217	7,068
Wiwynn Corporation	3	255
Yuanta Financial Holding Co., Ltd	154	159
		13,581
China 1.4%
Alibaba Group Holding Limited (d)	91	962
BYD Company Limited - Class H	4	137
China Construction Bank Corporation - Class H	762	635
China Merchants Bank Co., Ltd. - Class A	82	441
China Yangtze Power Co., Ltd. - Class A	56	227
Contemporary Amperex Technology Co., Limited - Class A	4	131
ENN energy Holdings Limited	22	157
Full Truck Alliance Co. Ltd. - Class A - ADR	10	112
Fuyao Glass Industry Group Co., Ltd. - Class H (d)	39	280
Ganfeng Lithium Group Co., Ltd - Class A	22	103
H World Group Limited	51	169
Haier Smart Home Co., Ltd. - Class H	88	310
Huatai Securities Co., Ltd. - Class A	61	148
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	36	148
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	22	138
Kanzhun Limited - ADR (a)	11	153
KE Holdings Inc. - Class A - ADR	11	206
Kweichow Moutai Co., Ltd. - Class A	1	125
Lenovo Group Limited	162	209
Meituan - Class B (a) (d)	11	223
Midea Group Co., Ltd. - Class A	33	343
NetEase, Inc.	21	373
Nongfu Spring Co., Ltd. - Class H (d)	29	127
PetroChina Company Limited - Class H	282	222
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	4	406
Ping An Insurance (Group) Company of China, Ltd. - Class H	66	390
Postal Savings Bank of China Co., Ltd. - Class A	206	160
Sinopharm Group Co. Ltd. - Class H	54	149
Tencent Holdings Limited	72	3,871
WuXi Biologics (Cayman) Inc. (a) (d)	11	24
Xiaomi Corporation (a) (d)	90	401
Xpeng Inc. (a)	12	73
Yum China Holdings, Inc.	4	183
Yum China Holdings, Inc.	18	874
Zijin Mining Group Co., Ltd. - Class H	108	197
ZTO Express (Cayman) Inc. (d)	7	129
		12,936
Germany 1.2%
Adidas AG - Class N	—	112
Allianz SE	1	348
BASF SE - Class N	3	113
Bayer Aktiengesellschaft - Class N	3	53
Bayerische Motoren Werke Aktiengesellschaft	1	69
Beiersdorf Aktiengesellschaft	—	36
Commerzbank Aktiengesellschaft	3	44
Continental Aktiengesellschaft	—	21
Covestro AG (a) (d)	1	31
Daimler Truck Holding AG	1	53
Deutsche Bank Aktiengesellschaft - Class N	5	92
Deutsche Borse Aktiengesellschaft - Class N	11	2,451
Deutsche Post AG - Class N	3	98
Deutsche Telekom AG - Class N	36	1,081
E.ON SE - Class N	66	772
Fresenius SE & Co. KGaA (a)	1	41
Hannover Ruck SE - Class N	—	44
Heidelberg Materials AG	—	47
Henkel AG & Co. KGaA	—	21
Infineon Technologies AG - Class N	4	118
Mercedes-Benz Group AG - Class N	2	129
MERCK Kommanditgesellschaft auf Aktien	—	54
MTU Aero Engines AG - Class N	—	50
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	7	3,543
Rheinmetall Aktiengesellschaft	—	81
RWE Aktiengesellschaft	2	58
SAP SE	3	724
Siemens Aktiengesellschaft - Class N	2	415
Siemens Energy AG (a)	1	77
Siemens Healthineers AG (d)	1	41
Symrise AG	—	39
Talanx Aktiengesellschaft	—	15
Vonovia SE	2	72
		10,943
Netherlands 1.0%
Adyen N.V. (a) (d)	—	132
Aegon Ltd.	4	23
Akzo Nobel N.V.	—	30
ASM International N.V.	—	73
ASML Holding N.V. - ADR	—	230
ASML Holding N.V.	8	5,342
DSM-Firmenich AG	1	63
Exor Nederland N.V.	—	27
HAL Trust	—	12
Heineken Holding N.V.	—	23
Heineken N.V.	20	1,417
ING Groep N.V.	9	143
JDE Peet's N.V.	—	6
Koninklijke Ahold Delhaize N.V.	3	84
Koninklijke KPN N.V.	241	876
Koninklijke Philips N.V.	2	58
NN Group N.V.	1	35
Prosus N.V. - Class N	4	154
STMicroelectronics N.V.	2	48
Wolters Kluwer N.V. - Class C	1	114
		8,890
India 0.8%
Bajaj Auto Limited	1	140
Bajaj Finance Limited	3	250
Bharat Electronics Limited	32	109
Biocon Limited	42	178
Blue Star Limited	7	184
Britannia Industries Ltd	3	188
Coforge Limited	2	231
Delhivery Limited (a)	13	52
Havells India Limited	6	117
HDFC Bank Limited	37	761
HDFC Bank Limited - ADR	11	718
Hindalco Industries Limited	18	130
ICICI Bank Limited	44	656
Infosys Limited	23	498
ITC Limited	62	348

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Mahindra and Mahindra Limited	13	441
Maruti Suzuki India Limited	1	180
Max Financial Services Limited (a)	11	141
NTPC Limited	37	143
PB Fintech Limited (a)	4	87
REC Limited	17	101
Reliance Industries Limited	37	524
Shriram Finance Limited	6	219
Syngene International Ltd. (d)	11	105
Tata Steel Limited	72	117
UltraTech Cement Limited	2	249
		6,867
Switzerland 0.7%
ABB Ltd - Class N	5	249
Alcon AG	1	121
Coca-Cola HBC AG	1	20
Compagnie Financiere Richemont SA	2	234
EMS-Chemie Holding AG	—	13
Galderma Group AG (a)	—	18
Geberit AG - Class N	—	55
Givaudan SA - Class N	—	122
Glencore PLC	29	127
Holcim AG	1	134
Julius Bar Gruppe AG - Class N	1	37
Kuhne & Nagel International AG	—	33
Lonza Group AG	—	120
Nestle S.A. - Class N	35	2,844
Novartis AG - Class N	6	541
Partners Group Holding AG	—	85
Roche Holding AG	—	26
Sandoz Group AG	1	47
Schindler Holding AG - Class N	—	17
SGS SA	—	44
Sika AG	—	110
Sonova Holding AG	—	46
Straumann Holding AG - Class N	—	40
Swiss Life Holding AG - Class N	—	62
Swiss Re AG	1	117
Swisscom AG - Class N	—	41
UBS Group AG	39	1,195
Zurich Insurance Group AG - Class N	—	252
		6,750
South Korea 0.6%
Hana Financial Group Inc.	9	340
Hl Mando Corporation	5	140
Hugel, Inc. (a)	1	112
JB Financial Group Co., Ltd.	8	92
KakaoBank Corp.	7	106
KIA Corporation	10	672
KT Corporation	8	231
LG Chem, Ltd.	1	147
Samsung Electronics Co., Ltd.	48	1,719
Samsung Fire & Marine Insurance Co., Ltd.	1	154
SK Hynix Inc.	13	1,534
SM Entertainment Co., Ltd.	2	115
S-Oil Corporation	2	92
		5,454
Hong Kong 0.5%
AIA Group Limited	287	2,073
Budweiser Brewing Company APAC Limited (d)	5	5
CK Asset Holdings Limited	6	23
CK Hutchison Holdings Limited	8	43
CK Infrastructure Holdings Limited	2	11
CLP Holdings Limited	5	42
ESR Group Limited (d)	7	10
Hang Seng Bank, Limited	2	26
Henderson Land Development Company Limited	3	9
HKT Trust	10	12
Hong Kong And China Gas Company Limited -The-	33	26
Hong Kong Exchanges and Clearing Limited	53	1,997
Jardine Matheson Holdings Limited	—	12
Link Real Estate Investment Trust	8	32
MTR Corporation Limited	5	16
Power Assets Holdings Limited	4	28
Sino Land Company Limited	12	12
Sun Hung Kai Properties Limited	6	53
Swire Pacific Limited - Class A	2	14
Swire Pacific Limited - Class B	3	4
Swire Properties Limited	3	5
Techtronic Industries Company Limited	20	263
WH Group Limited (d)	23	18
Wharf (Holdings) Limited, The	4	11
Wharf Real Estate Investment Company Limited	5	13
		4,758
Australia 0.5%
ANZ Group Holdings Limited	9	153
Aristocrat Leisure Limited	2	77
ASX Limited	1	23
Atlas Arteria Limited (e)	3	9
Atlassian Corporation - Class A (a)	2	589
Australian Pipeline Trust	4	16
BHP Group Limited	15	360
BHP Group Limited (e)	26	623
BlueScope Steel Limited	1	15
Brambles Limited	4	48
Cochlear Limited	—	32
Coles Group Limited	4	45
Commonwealth Bank of Australia	5	460
Computershare Limited	2	35
CSL Limited	1	244
DEXUS Funds Management Limited	3	13
Endeavour Group Limited	4	10
Fortescue Ltd	5	52
Goodman Funding Pty Ltd	5	110
GPT Management Holdings Limited	6	15
Insurance Australia Group Limited	7	36
Macquarie Group Limited (e)	1	140
Medibank Private Limited	8	19
Mineral Resources Limited	—	10
Mirvac Limited	11	13
National Australia Bank Limited	9	204
Northern Star Resources Ltd	3	32
Orica Limited	1	14
Origin Energy Limited	5	34
Pilbara Minerals Limited (a) (e)	8	10
Pro Medicus Limited	—	24
Qantas Airways Limited (a)	2	12
QBE Insurance Group Limited	4	51
Ramsay Health Care Limited	1	11
REA Group Ltd (e)	—	21
Reece Limited	1	14
Rio Tinto Limited	1	77
Santos Limited	9	37
Scentre Group Limited	15	32
SEEK Limited	1	13
SGH Limited	1	16
Sonic Healthcare Limited	1	22
South32 Limited	13	27
Stockland Corporation Ltd	7	20
Suncorp Group Limited	4	43
Telstra Corporation Limited (e)	12	29
The Lottery Corporation Limited	6	20
TPG Corporation Limited (e)	1	3
Transurban Holdings Limited (e)	9	74
Treasury Wine Estates Limited	2	16
Vicinity Centres RE Ltd	10	14
Washington H. Soul Pattinson and Company Limited	1	15
Wesfarmers Limited	3	145
Westpac Banking Corporation	10	201
WiseTech Global Limited	1	38
Woodside Energy Group Ltd	5	84
Woolworths Group Limited	3	63
Worley Limited	1	9
		4,572
Singapore 0.5%
Capitaland Ascendas REIT	11	21
Capitaland Group Pte. Ltd.	14	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Capitaland Investment Limited	7	14
DBS Group Holdings Ltd	121	3,876
Genting Singapore Limited	17	9
Jardine Cycle & Carriage Limited (e)	—	4
Keppel Ltd.	4	22
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	7	6
Oversea-Chinese Banking Corporation Limited	10	116
Singapore Airlines Limited (e)	4	19
Singapore Exchange Limited	2	21
Singapore Technologies Engineering Ltd	5	16
Singapore Telecommunications Limited	72	162
United Overseas Bank Limited	4	104
Wilmar International Limited	5	12
		4,422
Denmark 0.4%
A.P. Moller - Maersk A/S - Class A	—	13
A.P. Moller - Maersk A/S - Class B	—	20
Carlsberg A/S - Class B	—	25
Coloplast A/S - Class B	—	45
Danske Bank A/S	2	54
DSV A/S	1	117
Genmab A/S (a)	—	39
Novo Nordisk A/S - Class B	37	3,151
Novozymes A/S - Class B	1	58
Orsted A/S (a) (d)	1	24
Pandora A/S	—	43
Tryg A/S	1	19
Vestas Wind Systems A/S (a)	3	40
		3,648
Sweden 0.3%
AB Sagax - Class B	1	13
AB Sagax - Class D	—	1
Aktiebolaget Industrivarden - Class A	—	11
Aktiebolaget Industrivarden - Class C	—	14
Aktiebolaget SKF - Class B	1	19
Aktiebolaget Volvo - Class A	—	12
Aktiebolaget Volvo - Class B	27	656
Alfa Laval AB	1	35
ASSA ABLOY AB - Class B	3	90
Atlas Copco Aktiebolag - Class A	38	586
Atlas Copco Aktiebolag - Class B	5	61
Axfood AB	—	6
Boliden AB	1	21
Castellum Aktiebolag (a)	1	13
Epiroc Aktiebolag - Class A	2	31
Epiroc Aktiebolag - Class B	1	18
EQT AB (d) (e)	2	56
Essity Aktiebolag (publ) - Class A	—	2
Essity Aktiebolag (publ) - Class B	2	47
Evolution AB (publ) (d)	1	42
Fastighets AB Balder - Class B (a)	2	13
G&L Beijer Ref AB - Class B (e)	1	16
H & M Hennes & Mauritz AB - Class B (e)	2	22
Hexagon Aktiebolag - Class B	6	58
Holmen Aktiebolag - Class B (e)	—	8
Indutrade Aktiebolag	1	19
Investment Ab Latour - Class B	—	10
Investor Aktiebolag - Class A	2	43
Investor Aktiebolag - Class B	5	133
L E Lundbergforetagen Aktiebolag (publ) - Series B	—	10
Lifco AB (Publ) - Class B	1	19
NIBE Industrier AB - Class B (e)	5	18
Nordnet AB	—	10
Saab AB - Class B	1	22
Sandvik Aktiebolag	3	49
Securitas AB - Class B	2	19
Skandinaviska Enskilda Banken AB - Class A	4	55
Skandinaviska Enskilda Banken AB - Class C	—	1
Skanska AB - Class B	1	19
SSAB AB - Class A	1	3
SSAB AB - Class B	2	6
Svenska Cellulosa Aktiebolaget SCA - Class B	2	21
Svenska Handelsbanken AB - Class A	4	42
Svenska Handelsbanken AB - Class B	—	1
Swedbank AB - Class A	3	57
Swedish Orphan Biovitrum AB (Publ) (a)	—	13
Tele2 AB - Class B	2	16
Telefonaktiebolaget LM Ericsson - Class A	—	1
Telefonaktiebolaget LM Ericsson - Class B	8	62
Telia Company AB	7	18
Trelleborg AB - Class B	1	21
		2,539
Canada 0.2%
Alimentation Couche-Tard Inc.	11	583
Canadian Pacific Kansas City Limited	6	417
Intact Financial Corporation	4	674
Shopify Inc. - Class A (a)	2	258
		1,932
Italy 0.2%
A2a S.P.A.	4	10
Amplifon S.p.A	—	10
Assicurazioni Generali Societa' Per Azioni	3	82
Banca Mediolanum SpA	1	7
Banco BPM Societa' Per Azioni	4	31
Buzzi S.p.A.	—	9
Davide Campari-Milano N.V.	2	10
DiaSorin S.p.A.	—	6
ENEL - SPA	22	161
Eni S.P.A.	6	84
Ferrari N.V.	—	138
Finecobank Banca Fineco S.P.A.	2	31
Hera S.p.A.	3	9
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	1	10
Intesa Sanpaolo SPA	45	182
Leonardo S.p.A.	1	31
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	2	25
Moncler S.p.A.	1	33
Nexi S.p.A. (a)	2	10
Pirelli & C. S.p.A. (d)	1	4
Poste Italiane - Societa' Per Azioni (d)	1	19
Prysmian S.p.A.	1	53
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	15
Snam S.P.A.	6	28
Telecom Italia S.p.A. (e)	29	7
Terna - Rete Elettrica Nazionale Societa Per Azioni	4	32
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	21	831
		1,868
Spain 0.2%
ACS, Actividades de Construccion y Servicios, S.A.	1	29
AENA, S.M.E., S.A. (d)	—	44
Amadeus IT Holding, S.A. (d)	1	89
Banco Bilbao Vizcaya Argentaria, S.A.	24	232
Banco Santander, S.A.	44	204
CaixaBank, S.A.	11	58
Cellnex Telecom, S.A. (d)	2	54
Endesa, S.A.	1	20
Ferrovial SE	1	59
Iberdrola, Sociedad Anonima	17	231
Industria de Diseno Textil, S.A.	14	724
Naturgy Energy Group, S.A.	—	9
Redeia Corporacion SA	1	19
Repsol SA	3	40
Telefonica, S.A. (e)	14	56
		1,868
Indonesia 0.2%
PT Bank Mandiri (Persero) Tbk.	580	205
PT. Bank Central Asia Tbk	1,679	1,010
PT. Bank Rakyat Indonesia (Persero) Tbk.	1,271	320
PT. Telekomunikasi Indonesia (Persero) Tbk	1,031	173
		1,708
Mexico 0.1%
Arca Continental S.A.B. de C.V.	17	143

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CEMEX S.A.B. de C.V. - ADR	17	98
Fresnillo PLC	—	4
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	1	210
Grupo Financiero Banorte, S.A.B. de C.V.	13	86
Regional, S.A.B. De C.V.	31	172
Wal - Mart de Mexico, S.A.B. de C.V.	218	575
		1,288
Belgium 0.1%
Ackermans	—	13
Ageas SA/NV	—	23
Anheuser-Busch InBev	3	135
argenx SE (a)	—	107
Azelis Group (e)	—	6
Colruyt Group	—	5
D'Ieteren Group	—	10
Elia Group	—	6
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	17
KBC Groep	9	712
Lotus Bakeries	—	11
Sofina	—	9
Syensqo	—	16
UCB	—	69
Warehouses De Pauw	1	10
		1,149
Saudi Arabia 0.1%
Al Rajhi Banking and Investment Corporation	17	432
Saudi Arabian Oil Company (d)	49	363
Saudi National Bank, The	36	323
		1,118
Brazil 0.1%
B3 S.A. - Brasil, Bolsa, Balcao	80	133
Banco BTG Pactual S/A	41	179
Lojas Renner S/A.	63	123
NU Holdings Ltd. - Class A (a)	13	134
Porto Seguro S/A	24	141
Raia Drogasil S.A.	39	139
Telefonica Brasil S.A.	21	159
		1,008
South Africa 0.1%
ABSA Group	31	311
Capitec Bank Holdings	1	140
Clicks Group	9	169
Gold Fields Limited	14	178
Shoprite Holdings	13	209
		1,007
Ireland 0.1%
AerCap Holdings N.V.	3	248
DCC Public Limited Company	—	19
Kerry Group Public Limited Company - Class A	—	43
Kingspan Group Public Limited Company	—	33
Smurfit Westrock Public Limited Company	4	198
		541
Poland 0.1%
Allegro.eu (a) (d)	2	12
Bank Polska Kasa Opieki - Spolka Akcyjna	1	20
Dino Polska Spolka Akcyjna (a) (d)	2	184
ING Bank Slaski Spolka Akcyjna	—	6
KGHM Polska Miedz Spolka Akcyjna	—	11
LPP Spolka Akcyjna	—	11
Orlen S A	2	19
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	2	36
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	18	199
Santander Bank Polska Spolka Akcyjna	—	11
		509
Finland 0.1%
Elisa Oyj	—	18
Fortum Oyj	1	17
Kesko Oyj - Class A	—	5
Kesko Oyj - Class B	1	15
Kone Corporation - Class B	1	50
Metso Oyj	2	19
Neste Oyj	1	15
Nokia Oyj	15	67
Nordea Bank Abp	9	100
Orion Oyj - Class A	—	3
Orion Oyj - Class B	—	14
Sampo Oyj - Class A	1	61
Stora Enso Oyj - Class R	2	17
UPM-Kymmene Oyj	2	43
Wartsila Oyj Abp	1	25
		469
Argentina 0.1%
Globant S.A. (a)	1	202
MercadoLibre, Inc. (a)	—	243
		445
Turkey 0.1%
Akbank Turk Anonim Sirketi - Class A	74	135
BIM Birlesik Magazalar Anonim Sirketi - Class A	17	254
		389
Greece 0.0%
National Bank of Greece SA - Class R	22	170
Piraeus Financial Holdings S.A. - Class R	38	151
		321
Norway 0.0%
Aker BP ASA	1	17
DNB Bank ASA	2	43
Equinor ASA	2	51
Gjensidige Forsikring ASA	—	8
Kongsberg Gruppen ASA	—	29
Mowi ASA	1	22
Norsk Hydro ASA	4	21
Orkla ASA	2	19
SalMar ASA	—	10
Schibsted ASA - Class A	—	6
Schibsted ASA - Class B	—	8
Storebrand ASA	1	14
Telenor ASA	2	20
Var Energi ASA	2	7
Yara International ASA	—	12
		287
Israel 0.0%
Azrieli Group Ltd.	—	8
Bank Hapoalim B.M.	4	44
Bank Leumi Le-Israel B.M.	4	53
Elbit Systems Ltd.	—	18
ICL Group Ltd	2	10
Israel Discount Bank Limited	4	25
Mizrahi Tefahot Bank Ltd	—	19
Nice Ltd (a)	—	31
Teva Pharmaceutical Industries Ltd (a)	3	73
		281
Hungary 0.0%
OTP Bank Nyrt.	5	269
Peru 0.0%
Credicorp Ltd.	1	230
Portugal 0.0%
EDP Renovaveis, S.A.	1	7
EDP, S.A.	8	26
Galp Energia, SGPS, S.A.	1	21
Jeronimo Martins, SGPS, S.A.	6	116
		170
Austria 0.0%
Andritz AG	—	10
BAWAG Group AG (d)	—	19
Erste Group Bank AG	1	55
EVN AG	—	2
OMV Aktiengesellschaft	—	15
Raiffeisen Bank International AG	—	9
Telekom Austria Aktiengesellschaft	—	3
Verbund AG (e)	—	15
		128

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Colombia 0.0%
Ecopetrol S.A. - ADR (e)	15	115
Philippines 0.0%
Bank of The Philippine Islands	50	105
United Arab Emirates 0.0%
Emaar Properties (P.J.S.C)	28	98
New Zealand 0.0%
Auckland International Airport Limited	4	21
Fisher & Paykel Healthcare Corporation Limited	2	34
Mercury NZ Limited	2	6
Meridian Energy Limited	4	12
		73
Luxembourg 0.0%
ArcelorMittal	1	30
Tenaris S.A.	1	21
		51
Macau 0.0%
Galaxy Entertainment Group Limited	7	30
Sands China Ltd. (a)	7	19
		49
Panama 0.0%
Copa Holdings, S.A. - Class A	—	35
Chile 0.0%
Antofagasta PLC	1	19
Russian Federation 0.0%
Evraz PLC (a) (c) (d)	1	—
Publichnoe Aktsionernoe Obshchestvo Severstal - GDR (a) (c) (d)	15	—
Total Common Stocks (cost $471,496)		449,135
CORPORATE BONDS AND NOTES 32.6%
United States of America 27.3%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (f)	511	518
Acrisure, LLC
4.25%, 02/15/29 (f)	875	823
AdaptHealth LLC
4.63%, 08/01/29 (e) (f)	779	700
Adient Global Holdings Ltd
7.00%, 04/15/28 (f)	257	260
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (f)	1,002	948
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (e) (f)	657	612
Allegiant Travel Company
7.25%, 08/15/27 (f)	871	876
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (f)	688	656
6.75%, 10/15/27 - 04/15/28 (f)	1,036	1,037
Allied Universal Holdco LLC
4.63%, 06/01/28 (f)	1,477	1,395
Alta Equipment Group Inc.
9.00%, 06/01/29 (f)	907	865
AMC Networks, Inc.
10.25%, 01/15/29 (f)	1,259	1,337
American Airlines, Inc.
5.50%, 04/20/26 (f)	602	601
7.25%, 02/15/28 (e) (f)	1,124	1,150
5.75%, 04/20/29 (f)	1,249	1,239
8.50%, 05/15/29 (f)	863	905
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (e)	966	883
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (f)	249	238
American Express Company
3.95%, 08/01/25	102	102
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (f)	465	494
AmWINS Group, Inc.
6.38%, 02/15/29 (f)	28	28
4.88%, 06/30/29 (f)	56	53
ANGI Group, LLC
3.88%, 08/15/28 (f)	504	450
Antero Resources Corporation
5.38%, 03/01/30 (f)	700	676
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (f)	77	78
Arches Buyer Inc.
4.25%, 06/01/28 (f)	711	653
Archrock Partners, L.P.
6.25%, 04/01/28 (f)	229	228
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (f)	1,131	1,013
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (f)	883	901
ASGN Incorporated
4.63%, 05/15/28 (f)	732	695
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (f)	688	649
Avantor, Inc.
4.63%, 07/15/28 (f)	808	771
Avis Budget Car Rental, LLC
4.75%, 04/01/28 (e) (f)	649	607
5.38%, 03/01/29 (f)	482	451
Axalta Coating Systems, LLC
4.75%, 06/15/27 (f)	774	757
3.38%, 02/15/29 (f)	358	325
B&G Foods, Inc.
5.25%, 09/15/27 (e)	239	227
8.00%, 09/15/28 (f)	613	630
Ball Corporation
6.88%, 03/15/28	991	1,013
6.00%, 06/15/29	447	451
Bausch Health Companies Inc.
6.13%, 02/01/27 (f)	432	394
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (f)	22	22
Biogen Inc.
4.05%, 09/15/25	100	100
Block, Inc.
2.75%, 06/01/26	1,178	1,135
Boyd Gaming Corporation
4.75%, 12/01/27	495	480
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (f)	422	400
Buckeye Partners, L.P.
4.50%, 03/01/28 (f)	454	431
6.88%, 07/01/29 (f)	54	55
Bunge Limited Finance Corp.
1.63%, 08/17/25	125	123
Caesars Entertainment, Inc.
4.63%, 10/15/29 (e) (f)	1,101	1,031
California Resources Corporation
8.25%, 06/15/29 (f)	437	443
Calpine Corporation
4.50%, 02/15/28 (f)	524	503
5.13%, 03/15/28 (f)	553	536
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (f)	975	967
Carnival Corporation
7.63%, 03/01/26 (f)	923	925
5.75%, 03/01/27 (f)	1,303	1,299
6.00%, 05/01/29 (f)	1,268	1,265
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (f)	1,155	1,230
CCO Holdings, LLC
6.38%, 09/01/29 (f)	1,253	1,243
CD&R Smokey Buyer Inc
9.50%, 10/15/29 (f)	518	510
Celanese US Holdings LLC
4.78%, 07/19/26, EUR (g) (h)	600	630
Central Parent Inc.
7.25%, 06/15/29 (f)	775	767
8.00%, 06/15/29 (f)	578	586
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Century Communities, Inc.
3.88%, 08/15/29 (f) (h)	262	235
Champions Financing Inc.
8.75%, 02/15/29 (f)	928	905
Charter Communications Operating, LLC
6.65%, 02/01/34	50	51
6.38%, 10/23/35	650	649
Chevron Phillips Chemical Company LLC
3.40%, 12/01/26 (f)	52	51
Cinemark USA, Inc.
5.25%, 07/15/28 (e) (f)	996	971
Citigroup Inc.
4.54%, 09/19/30	410	398
Civitas Resources, Inc.
8.38%, 07/01/28 (f)	945	982
Clarios Global LP
6.75%, 05/15/28 (f)	1,017	1,035
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (f)	418	389
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (f)	62	60
7.75%, 04/15/28 (f)	481	434
9.00%, 09/15/28 (f)	572	599
Clearway Energy Operating LLC
4.75%, 03/15/28 (f)	774	740
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (f)	1,070	1,058
Cloud Software Group, Inc.
6.50%, 03/31/29 (f)	1,301	1,277
CNX Resources Corporation
6.00%, 01/15/29 (f)	604	592
Coinbase Global, Inc.
3.38%, 10/01/28 (f)	588	529
Commscope Finance LLC
8.25%, 03/01/27 (f)	496	474
Community Health Systems, Inc.
5.63%, 03/15/27 (f)	1,281	1,228
8.00%, 12/15/27 (f)	655	654
Compass Minerals International, Inc.
6.75%, 12/01/27 (e) (f)	372	366
Comstock Resources, Inc.
6.75%, 03/01/29 (f)	1,145	1,117
Consolidated Communications, Inc.
6.50%, 10/01/28 (f)	1,064	1,025
CoreLogic, Inc.
4.50%, 05/01/28 (f)	122	114
Cornerstone Building Brands, Inc.
9.50%, 08/15/29 (f)	648	626
Credit Acceptance Corporation
9.25%, 12/15/28 (f)	176	186
Crescent Energy Finance LLC
9.25%, 02/15/28 (f)	672	702
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,041	947
CSC Holdings, LLC
11.25%, 05/15/28 (f)	973	959
11.75%, 01/31/29 (f)	1,007	993
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (f)	977	977
CVR Energy, Inc.
8.50%, 01/15/29 (f)	554	532
CVR Partners, LP
6.13%, 06/15/28 (f)	196	190
Dealer Tire, LLC
8.00%, 02/01/28 (f)	256	251
Delek Logistics Partners, LP
8.63%, 03/15/29 (f)	944	976
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (f)	632	670
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	1,356	1,319
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,419	1,291
7.38%, 07/01/28	951	679
DISH Network Corporation
11.75%, 11/15/27 (f)	1,147	1,213
DT Midstream, Inc.
4.13%, 06/15/29 (f)	1,197	1,120
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (f)	750	722
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (f)	454	463
Eco Material Technologies Inc.
7.88%, 01/31/27 (f)	44	45
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (f)	369	361
Edison International
8.13%, 06/15/53	328	339
Elastic N.V.
4.13%, 07/15/29 (f)	156	145
Eldorado Resorts, Inc.
8.13%, 07/01/27 (f)	393	397
Element Solutions Inc.
3.88%, 09/01/28 (f)	473	449
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (f)	729	745
Encore Capital Group, Inc.
9.25%, 04/01/29 (f) (i)	722	769
Energizer Holdings, Inc.
4.75%, 06/15/28 (f)	308	294
4.38%, 03/31/29 (f)	1,064	987
Energy Transfer LP
7.13%, 10/01/54	150	152
Enlink Midstream, LLC
5.38%, 06/01/29	500	500
6.50%, 09/01/30 (f)	200	209
Entertainment Studios, Inc.
10.50%, 02/15/28 (f)	145	67
EQM Midstream Partners, LP
7.50%, 06/01/27 (f)	341	348
6.50%, 07/01/27 (f)	431	437
4.50%, 01/15/29 (f)	987	942
Equipmentshare.Com Inc
9.00%, 05/15/28 (f)	1,121	1,162
Fair Isaac Corporation
4.00%, 06/15/28 (f)	794	750
Fertitta Entertainment LLC
4.63%, 01/15/29 (f)	1,088	1,007
Five Point Operating Company, LP
10.50%, 01/15/28 (f) (g)	250	255
Ford Motor Company
3.25%, 02/12/32	150	125
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (f)	281	275
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (f)	345	329
Freedom Mortgage Corporation
7.63%, 05/01/26 (f)	1,108	1,112
6.63%, 01/15/27 (f)	794	793
9.25%, 02/01/29 (f)	238	246
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	932	929
5.00%, 05/01/28 (f)	1,365	1,340
FTAI Infra Escrow Holdings, LLC
10.50%, 06/01/27 (f)	61	65
GCI, LLC
4.75%, 10/15/28 (f)	965	900
Gen Digital Inc.
6.75%, 09/30/27 (f)	1,085	1,100
General Motors Financial Company, Inc.
5.25%, 03/01/26	100	100
Genesis Energy, L.P.
8.00%, 01/15/27	294	299
7.75%, 02/01/28	820	821
8.25%, 01/15/29	46	46
GEO Group, Inc., The
8.63%, 04/15/29	191	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Global Atlantic Financial Company
4.70%, 10/15/51 (f)	160	154
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (f)	562	514
Goldman Sachs Bank USA
5.22%, (SOFR + 0.77%), 03/18/27 (f) (j)	160	160
Gray Television, Inc.
10.50%, 07/15/29 (f)	1,228	1,230
Griffon Corporation
5.75%, 03/01/28	1,041	1,020
Group 1 Automotive, Inc.
4.00%, 08/15/28 (f)	905	846
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (e) (f)	118	100
H&E Equipment Services, Inc.
3.88%, 12/15/28 (f)	1,325	1,213
Harvest Midstream I, L.P.
7.50%, 09/01/28 (f)	899	907
Heartland Dental, LLC
10.50%, 04/30/28 (f)	931	988
Helios Software Holdings, Inc.
8.75%, 05/01/29 (f)	325	333
Herbalife International, Inc.
12.25%, 04/15/29 (f)	1,164	1,217
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (f)	959	915
Hillenbrand, Inc.
6.25%, 02/15/29	827	827
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (f)	514	513
3.75%, 05/01/29 (f)	73	67
Hologic, Inc.
3.25%, 02/15/29 (f)	21	19
Home Point Capital Inc.
5.00%, 02/01/26 (e) (f)	149	147
Howard Hughes Corporation, The
4.13%, 02/01/29 (f)	694	640
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (f)	195	205
Icahn Enterprises L.P.
5.25%, 05/15/27	1,327	1,255
4.38%, 02/01/29	456	381
Imola Merger Corporation
4.75%, 05/15/29 (f)	1,055	1,003
International Game Technology PLC
4.13%, 04/15/26 (f)	1,281	1,257
Iron Mountain Incorporated
5.00%, 07/15/28 (f)	786	759
ITT Holdings LLC
6.50%, 08/01/29 (f)	610	558
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (f)	912	880
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (f)	1,324	1,248
Jefferies Finance LLC
5.00%, 08/15/28 (f)	1,176	1,102
Kaiser Aluminum Corporation
4.63%, 03/01/28 (f)	769	724
KeHE Distributors, LLC
9.00%, 02/15/29 (f)	986	1,023
KeyCorp
6.40%, 03/06/35	700	729
Kinetik Holdings LP
6.63%, 12/15/28 (f)	750	766
Labl, Inc.
5.88%, 11/01/28 (f)	926	826
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (f)	1,286	1,240
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (f)	1,072	1,001
Level 3 Financing, Inc.
10.50%, 04/15/29 (f)	1,156	1,288
11.00%, 11/15/29 (f)	274	308
Life Time, Inc.
5.75%, 01/15/26 (f)	996	996
Light and Wonder International, Inc.
7.00%, 05/15/28 (f)	743	745
Lithia Motors, Inc.
3.88%, 06/01/29 (f)	578	528
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (f)	626	605
3.75%, 01/15/28 (f)	981	926
Macy's Retail Holdings
5.88%, 04/01/29 (e) (f)	349	340
Madison IAQ LLC
4.13%, 06/30/28 (f)	1,043	987
Magic Mergeco, Inc.
5.25%, 05/01/28 (f)	1,181	892
Mallinckrodt International Finance S.A.
14.75%, 11/14/28 (f)	324	347
Matador Resources Company
6.88%, 04/15/28 (f)	158	160
Match Group Holdings II, LLC
4.63%, 06/01/28 (f)	908	865
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (f)	1,216	1,239
9.25%, 04/15/27 (f)	351	356
Medline Borrower, LP
6.25%, 04/01/29 (f)	1,256	1,269
MGM Resorts International
4.75%, 10/15/28	383	367
Midcap Financial Issuer Trust
6.50%, 05/01/28 (f)	561	548
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (f)	696	656
Millennium Escrow Corporation
6.63%, 08/01/26 (f)	332	259
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (f)	1,319	1,311
Molina Healthcare, Inc.
4.38%, 06/15/28 (f)	877	831
MOOG Inc.
4.25%, 12/15/27 (f)	543	518
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (f)	1,368	1,267
5.25%, 10/01/29 (f)	1,296	1,248
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	1,092	1,065
Nabors Industries, Inc.
7.38%, 05/15/27 (f)	579	579
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (f)	1,000	994
5.50%, 08/15/28 (f)	562	546
Navient Corporation
5.00%, 03/15/27	125	122
4.88%, 03/15/28	680	648
5.50%, 03/15/29	723	682
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (f)	1,555	1,552
8.38%, 02/01/28 (f)	926	966
8.13%, 01/15/29 (f)	497	524
Necessity Retail Reit, Inc. , The
4.50%, 09/30/28 (f)	949	870
Neptune BidCo US Inc.
9.29%, 04/15/29 (f)	1,361	1,267
NESCO Holdings II, Inc.
5.50%, 04/15/29 (f)	1,110	1,030
Newell Brands Inc.
6.38%, 09/15/27 (e)	867	874
6.63%, 09/15/29	248	252
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (f)	898	666
News Corporation
3.88%, 05/15/29 (f)	823	764
Nexstar Media Group, Inc.
4.75%, 11/01/28 (f)	1,163	1,085
NextEra Energy Operating Partners, LP
3.88%, 10/15/26 (f)	1,048	1,002
7.25%, 01/15/29 (e) (f)	79	81

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
NGL Energy Operating LLC
8.13%, 02/15/29 (f)	414	420
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (f)	884	896
Novelis Corporation
3.25%, 11/15/26 (f)	1,041	993
NuStar Logistics, L.P.
5.75%, 10/01/25	740	739
Olympus Water US Holding Corporation
4.25%, 10/01/28 (f)	1,188	1,113
On Semiconductor Corporation
3.88%, 09/01/28 (f)	998	931
OneMain Finance Corporation
3.50%, 01/15/27	880	838
3.88%, 09/15/28	340	313
9.00%, 01/15/29	219	232
Option Care Health, Inc.
4.38%, 10/31/29 (f)	654	604
Organon & Co.
4.13%, 04/30/28 (f)	1,236	1,162
Osaic Holdings, Inc.
6.25%, 03/01/28 (f)	248	246
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (f)	426	424
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (f)	212	212
Paramount Global
6.38%, 03/30/62	619	598
Park Intermediate Holdings LLC
5.88%, 10/01/28 (f)	671	657
PBF Holding Company LLC
6.00%, 02/15/28	1,024	982
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (f)	337	336
4.25%, 02/15/29 (f)	46	43
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (f)	125	122
PetSmart, LLC
4.75%, 02/15/28 (f)	1,095	1,033
7.75%, 02/15/29 (f)	751	726
PG&E Corporation
5.00%, 07/01/28	586	572
Phinia Inc.
6.75%, 04/15/29 (f)	872	889
Pike Corporation
5.50%, 09/01/28 (f)	341	328
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (f)	1,229	1,197
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (f)	994	929
6.25%, 01/15/28 (f)	815	809
PTC Inc.
4.00%, 02/15/28 (f)	248	235
QVC, Inc.
6.88%, 04/15/29 (e) (f)	912	742
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (f)	1,162	1,180
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	1,000	872
Realty Income Corporation
4.88%, 07/06/30, EUR	500	554
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (f)	1,037	1,029
RHP Hotel Properties, LP
4.75%, 10/15/27	92	89
RITHM Capital Corp.
8.00%, 04/01/29 (f)	245	246
Rocket Mortgage, LLC
2.88%, 10/15/26 (f)	1,015	961
3.63%, 03/01/29 (f)	608	549
Rocket Software, Inc.
9.00%, 11/28/28 (f)	1,193	1,232
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (f)	1,129	1,108
5.50%, 08/31/26 (f)	895	894
5.38%, 07/15/27 (f)	726	721
Sabre GLBL Inc.
8.63%, 06/01/27 (e) (f)	1,200	1,183
11.25%, 12/15/27 (f)	209	225
Safeway Inc.
4.63%, 01/15/27 (f)	1,189	1,163
3.50%, 03/15/29 (f)	975	889
SBA Communications Corporation
3.88%, 02/15/27	161	154
3.13%, 02/01/29	1,380	1,246
Scih Salt Holdings Inc.
4.88%, 05/01/28 (f)	1,073	1,010
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (f)	898	880
Scripps Escrow II, Inc.
3.88%, 01/15/29 (f)	775	569
Sealed Air Corporation
6.13%, 02/01/28 (f)	1,014	1,018
Sensata Technologies B.V.
4.00%, 04/15/29 (f)	1,153	1,058
Shutterfly, LLC
8.50%, 10/01/26 (f)	34	17
Silgan Holdings Inc.
4.13%, 02/01/28	283	270
Simmons Foods, Inc.
4.63%, 03/01/29 (f)	748	692
Sirius XM Radio Inc.
3.13%, 09/01/26 (f)	814	782
4.00%, 07/15/28 (f)	1,377	1,269
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (f)	293	302
SLM Corporation
4.20%, 10/29/25	934	923
3.13%, 11/02/26	10	10
SM Energy Company
6.75%, 08/01/29 (f)	562	556
Southern Power Company
1.85%, 06/20/26, EUR	650	666
Southwestern Energy Company
5.38%, 02/01/29	366	361
Spectrum Management Holding Company, LLC
5.50%, 09/01/41	800	678
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (f)	745	726
Staples, Inc.
10.75%, 09/01/29 (f)	1,322	1,302
Starwood Property Trust, Inc.
4.38%, 01/15/27 (f)	374	362
7.25%, 04/01/29 (f)	366	375
Station Casinos LLC
4.50%, 02/15/28 (f)	1,030	978
Sunoco LP
7.00%, 09/15/28 - 05/01/29 (f)	359	368
4.50%, 05/15/29	1,309	1,231
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (f)	955	958
TEGNA Inc.
4.63%, 03/15/28	1,374	1,304
Tempur Sealy International, Inc.
4.00%, 04/15/29 (f)	1,085	1,000
Tenet Healthcare Corporation
4.63%, 06/15/28 (d)	1,125	1,078
4.25%, 06/01/29	460	431
Tenneco Inc.
8.00%, 11/17/28 (f)	1,403	1,305
The Chemours Company
5.75%, 11/15/28 (f)	839	780
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	1,073	986
Thor Industries, Inc.
4.00%, 10/15/29 (f)	942	852
Townsquare Media, Inc.
6.88%, 02/01/26 (e) (f)	894	890
TransDigm Inc.
5.50%, 11/15/27	1,258	1,238

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
6.75%, 08/15/28 (f)	1,247	1,259
4.63%, 01/15/29	1,323	1,239
6.38%, 03/01/29 (f)	1,249	1,253
Transocean Inc
8.00%, 02/01/27 (f)	152	152
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (f)	1,230	1,255
Travel + Leisure Co.
6.63%, 07/31/26 (f)	957	963
Trinet Group, Inc.
3.50%, 03/01/29 (f)	813	736
Triumph Group, Inc.
9.00%, 03/15/28 (f)	931	970
Tronox Incorporated
4.63%, 03/15/29 (f)	1,233	1,107
TTM Technologies, Inc.
4.00%, 03/01/29 (f)	254	236
Twilio Inc.
3.63%, 03/15/29	947	868
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (f)	1,088	1,109
U.S. Foods Inc.
6.88%, 09/15/28 (f)	487	498
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (f)	1,288	1,266
4.63%, 04/15/29 (f)	1,320	1,254
United Rentals (North America), Inc.
3.88%, 11/15/27	779	744
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (f)	154	153
5.75%, 06/15/27 (f)	815	805
Uniti Group Inc.
10.50%, 02/15/28 (f)	1,193	1,272
4.75%, 04/15/28 (f)	1,440	1,350
Univision Communications Inc.
6.63%, 06/01/27 (f)	1,220	1,216
8.00%, 08/15/28 (f)	584	595
4.50%, 05/01/29 (f)	885	790
Urban One, Inc.
7.38%, 02/01/28 (f)	404	251
USA Compression Finance Corp.
7.13%, 03/15/29 (f)	54	55
Venture Global LNG, Inc.
8.13%, 06/01/28 (f)	1,211	1,260
9.50%, 02/01/29 (f)	1,137	1,257
Victoria's Secret & Co.
4.63%, 07/15/29 (f)	1,029	935
Viking Cruises Limited
7.00%, 02/15/29 (f)	249	250
W. R. Grace Holdings LLC
4.88%, 06/15/27 (f)	378	366
5.63%, 08/15/29 (f)	576	531
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29 (e)	985	973
Warnermedia Holdings, Inc.
4.30%, 01/17/30, EUR	650	676
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (f)	1,063	1,055
Wayfair LLC
7.25%, 10/31/29 (f)	1,014	1,014
Wesco Aircraft Holdings, Inc.
0.00%, 11/15/26 (a) (f) (k)	68	29
Wesco Distribution, Inc.
7.25%, 06/15/28 (f)	1,057	1,075
6.38%, 03/15/29 (f)	413	418
Western Alliance Bancorporation
3.00%, 06/15/31	781	740
Westlake Corporation
1.63%, 07/17/29, EUR	450	435
Williams Scotsman International, Inc.
4.63%, 08/15/28 (f)	616	587
Williams Scotsman, Inc.
6.63%, 06/15/29 (f)	91	92
WPC Eurobond B.V.
1.35%, 04/15/28, EUR	650	638
0.95%, 06/01/30, EUR	100	92
Xerox Holdings Corporation
5.50%, 08/15/28 (f)	1,372	1,180
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e) (f)	1,343	1,238
ZoomInfo Technologies LLC
3.88%, 02/01/29 (f)	518	470
		249,901
Canada 1.4%
Air Canada
3.88%, 08/15/26 (f)	26	25
Bausch + Lomb Corporation
8.38%, 10/01/28 (f)	1,085	1,128
Corporation De Securite Garda World
4.63%, 02/15/27 (f)	155	150
Enbridge Inc.
5.50%, 07/15/77 (i)	150	144
7.38%, 01/15/83 (i)	350	353
GFL Environmental Inc.
5.13%, 12/15/26 (f)	74	74
4.00%, 08/01/28 (f)	818	774
3.50%, 09/01/28 (f)	1,248	1,176
Mattamy Homes Limited
5.25%, 12/15/27 (f)	58	57
Methanex Corporation
5.13%, 10/15/27	106	103
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (d)	2,000	2,056
1.13%, 05/15/26, GBP (d)	2,700	3,225
1.10%, 10/19/27, CAD (f)	297	195
4.25%, 04/25/28 (f)	1,067	1,059
0.10%, 05/19/28, EUR (d)	875	832
Strathcona Resources Ltd.
6.88%, 08/01/26 (f)	122	122
Toronto-Dominion Bank, The
3.19%, 02/16/29, EUR (d)	1,000	1,054
8.13%, 10/31/82 (i)	200	207
		12,734
Germany 0.8%
Deutsche Bank Aktiengesellschaft
2.31%, 11/16/27	750	713
Heidelberg Materials Finance Luxembourg S.A.
4.88%, 11/21/33, EUR (d)	50	57
KfW
2.88%, 05/29/26, EUR (d)	750	783
3.20%, 09/11/26, AUD	880	536
0.00%, 03/31/27, EUR (d) (l)	2,360	2,325
2.38%, 08/05/27, EUR (d)	400	415
3.13%, 10/10/28, EUR (d)	730	776
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (f)	306	300
TRATON Finance Luxembourg S.A.
3.75%, 03/27/30, EUR (d)	600	629
Volkswagen International Finance N.V.
4.38%, 05/15/30, EUR (d)	500	535
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
4.00%, 04/11/31, EUR (d)	50	53
Vonovia SE
2.25%, 04/07/30, EUR (d)	100	98
1.00%, 07/09/30, EUR (d)	600	548
		7,768
Italy 0.4%
Autostrade per l'italia S.P.A.
5.13%, 06/14/33, EUR (d)	600	667
Banca Monte dei Paschi di Siena S.p.A.
3.50%, 04/23/29, EUR (d)	700	743
Banco BPM Societa' Per Azioni
4.63%, 11/29/27, EUR (d)	600	649
ENEL - SPA
6.38%, (100, 04/16/28), EUR (d) (m)	200	222

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Intesa Sanpaolo SPA
4.88%, 05/19/30, EUR (d)	100	112
5.13%, 08/29/31, EUR (d)	500	572
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
7.50%, (100, 06/03/26), EUR (d) (m)	200	216
4.45%, 02/16/29, EUR (d)	650	699
		3,880
South Korea 0.4%
Export-Import Bank of Korea, The
0.75%, 09/21/25	1,618	1,573
2.63%, 05/26/26	1,050	1,021
Korea Electric Power Corp
0.75%, 01/27/26 (f)	755	722
		3,316
United Kingdom 0.4%
Barclays PLC
4.51%, 01/31/33, EUR (d)	850	931
Cadent Finance PLC
0.63%, 03/19/30, EUR (d)	400	361
NatWest Group PLC
8.13%, (100, 11/10/33) (i) (m)	200	212
Santander UK Group Holdings PLC
1.53%, 08/21/26 (i)	200	196
TSB Bank PLC
3.32%, 03/05/29, EUR (d)	1,400	1,485
Vodafone Group Public Limited Company
3.25%, 06/04/81	22	21
		3,206
Switzerland 0.3%
Credit Suisse Group AG
7.75%, 03/01/29, EUR (d) (i)	550	649
UBS Group AG
9.25%, (100, 11/13/33) (f) (i) (m)	250	288
UBS Switzerland AG
3.30%, 03/05/29, EUR (d)	1,500	1,590
		2,527
France 0.3%
Alstom
0.13%, 07/27/27, EUR (d)	700	677
Altice Financing S.A.
5.00%, 01/15/28 (f)	250	196
Credit Agricole SA
6.70%, (100, 09/23/34) (m)	250	239
Dexia
1.25%, 10/27/25, EUR (d)	1,000	1,025
Electricite de France
2.63%, (100, 12/01/27), EUR (d) (m)	200	196
TotalEnergies SE
2.00%, (100, 06/04/30), EUR (d) (m)	150	141
		2,474
Ireland 0.3%
AIB Group Public Limited Company
7.13%, (100, 10/30/29), EUR (d) (m)	200	219
4.63%, 07/23/29, EUR (d)	600	653
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (f)	302	171
Avolon Holdings Funding Limited
4.25%, 04/15/26 (f)	50	49
3.25%, 02/15/27 (f)	700	673
Bank of Ireland Group Public Limited Company
5.00%, 07/04/31, EUR (d)	600	673
		2,438
Spain 0.2%
Banco de Sabadell, S.A.
4.25%, 09/13/30, EUR (d)	600	644
Banco Santander, S.A.
9.63%, (100, 11/21/28) (e) (i) (m)	200	219
CaixaBank, S.A.
7.50%, (100, 01/16/30), EUR (d) (m)	200	227
5.00%, 07/19/29, EUR (d)	600	660
Iberdrola Finance Ireland Designated Activity Company
4.88%, (100, 04/25/28), EUR (d) (m)	200	214
		1,964
Australia 0.2%
Macquarie Group Limited
5.11%, 08/09/26 (f)	125	125
National Australia Bank Limited
3.15%, 02/05/31, EUR (d)	700	738
Woolworths Group Limited
0.38%, 11/15/28, EUR (d)	750	693
		1,556
Portugal 0.1%
Banco Santander Totta, S.A.
3.25%, 02/15/31, EUR (d)	1,200	1,272
Singapore 0.1%
Temasek Financial (I) Limited
3.63%, 08/01/28 (d)	250	242
1.63%, 08/02/31 (e) (f)	1,151	948
		1,190
Netherlands 0.1%
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	279
Viterra Finance B.V.
1.00%, 09/24/28, EUR (d)	750	718
		997
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (d)	960	981
Puerto Rico 0.1%
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (f)	706	637
5.13%, 07/15/29 (e) (f)	323	260
		897
Denmark 0.1%
Danske Bank A/S
4.50%, 11/09/28, EUR (d)	600	647
Multi-National 0.0%
Inter-American Development Bank
4.40%, 01/26/26, CAD	490	346
Israel 0.0%
Playtika Holding Corp.
4.25%, 03/15/29 (f)	99	90
Total Corporate Bonds And Notes (cost $296,752)		298,184
GOVERNMENT AND AGENCY OBLIGATIONS 10.2%
United States of America 2.1%
Federal Home Loan Mortgage Corporation
5.50%, 12/01/52	841	832
6.00%, 01/01/53	794	799
Federal National Mortgage Association, Inc.
3.00%, 04/01/52	1,996	1,715
5.00%, 11/01/53	3,045	2,941
Treasury, United States Department of
4.25%, 01/31/26 (b)	11,040	11,040
4.88%, 05/31/26	2,100	2,117
3.38%, 09/15/27	100	98
		19,542
Japan 1.6%
Cabinet Office, Government of Japan
0.10%, 03/20/31, JPY	157,700	962
0.50%, 03/20/33 - 12/20/38, JPY	109,850	671
1.10%, 03/20/33, JPY	26,900	173
1.70%, 06/20/33 - 06/20/44, JPY	251,500	1,631
1.50%, 03/20/34, JPY	7,800	52
1.40%, 09/20/34 - 03/20/55, JPY	39,600	214
1.20%, 03/20/35, JPY	94,300	604
1.30%, 06/20/35, JPY	200,750	1,296
0.70%, 03/20/37, JPY	183,850	1,088
0.60%, 12/20/37 - 09/20/50, JPY	99,350	499
0.40%, 03/20/39 - 03/20/50, JPY	66,250	291

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
0.30%, 06/20/39 - 06/20/46, JPY	223,850	1,028
2.00%, 09/20/40 - 03/20/42, JPY	92,950	621
2.20%, 03/20/41 - 03/20/50, JPY	116,850	766
1.90%, 09/20/42, JPY	126,550	822
1.80%, 03/20/43, JPY	51,050	326
1.60%, 06/20/45, JPY	58,800	354
0.80%, 06/20/47 - 03/20/58, JPY	59,050	255
1.00%, 03/20/52, JPY	215,750	1,041
Japan Bank For International Cooperation
4.25%, 01/26/26	1,388	1,382
1.63%, 01/20/27	272	256
		14,332
United Kingdom 1.0%
HM Treasury
0.50%, 01/31/29, GBP	1,900	2,052
0.38%, 10/22/30, GBP (d)	1,190	1,198
3.25%, 01/31/33, GBP	235	270
0.88%, 07/31/33, GBP (d)	1,675	1,561
4.50%, 09/07/34 - 12/07/42, GBP (d)	435	516
1.75%, 09/07/37, GBP (d)	425	382
1.13%, 01/31/39 - 10/22/73, GBP (d)	272	187
4.25%, 09/07/39 - 12/07/55, GBP (d)	698	797
1.25%, 10/22/41, GBP	193	141
4.25%, 12/07/46 - 12/07/49, GBP	385	426
1.25%, 07/31/51, GBP (d)	463	260
3.75%, 07/22/52 - 10/22/53, GBP (d)	967	966
1.75%, 07/22/57, GBP (d)	272	164
0.50%, 10/22/61, GBP (d)	330	116
4.00%, 10/22/63, GBP (d)	230	237
3.50%, 07/22/68, GBP (d)	254	234
		9,507
Canada 0.9%
Canada, Government of
1.00%, 09/01/26 - 06/01/27, CAD	1,250	842
1.25%, 03/01/27, CAD	250	168
1.50%, 06/01/31 - 12/01/31, CAD	1,254	793
3.00%, 06/01/34, CAD	5,560	3,799
4.00%, 06/01/41, CAD	323	244
2.75%, 12/01/48 - 12/01/64, CAD	711	441
1.75%, 12/01/53, CAD	205	101
Canadian Imperial Bank of Commerce Mellon Trust Company
1.25%, 06/15/26, CAD	140	95
Ontario, Government of
0.01%, 11/25/30, EUR (d)	1,655	1,456
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	28
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	207
2.95%, 06/18/50, CAD	160	89
		8,263
Australia 0.8%
Commonwealth of Australia
0.50%, 09/21/26, AUD (d)	30	18
2.75%, 11/21/28, AUD (d)	940	559
3.25%, 04/21/29, AUD (d)	200	121
2.50%, 05/21/30, AUD (d)	55	32
1.50%, 06/21/31, AUD (d)	1,310	691
3.75%, 05/21/34, AUD (d)	9,560	5,638
3.75%, 04/21/37, AUD (d)	297	171
2.75%, 05/21/41, AUD (d)	60	29
3.00%, 03/21/47, AUD (d)	106	49
1.75%, 06/21/51, AUD (d)	356	118
		7,426
Italy 0.8%
Segretariato Generale Della Presidenza Della Repubblica
1.85%, 07/01/25, EUR (d)	3	3
7.25%, 11/01/26, EUR (d)	30	34
1.25%, 12/01/26, EUR (d)	765	777
0.85%, 01/15/27, EUR	20	20
1.10%, 04/01/27, EUR	40	40
3.85%, 12/15/29 - 02/01/35, EUR	2,690	2,869
0.90%, 04/01/31, EUR (d)	200	182
4.00%, 10/30/31, EUR (f)	1,600	1,754
3.35%, 03/01/35, EUR (d)	150	154
2.25%, 09/01/36, EUR (d)	408	370
4.00%, 02/01/37, EUR (d)	522	564
3.25%, 03/01/38, EUR	179	177
3.25%, 09/01/46, EUR (d)	110	102
2.15%, 09/01/52, EUR	250	180
2.15%, 03/01/72, EUR (d)	160	105
		7,331
Spain 0.7%
Estado Espanol
2.15%, 10/31/25, EUR (d)	20	21
1.95%, 04/30/26, EUR (d)	3	3
1.30%, 10/31/26, EUR	30	31
1.50%, 04/30/27, EUR	10	10
2.50%, 05/31/27, EUR	20	21
1.40%, 07/30/28, EUR (d)	40	40
1.45%, 04/30/29 - 10/31/71, EUR	85	49
0.80%, 07/30/29, EUR	30	29
1.25%, 10/31/30, EUR (d)	620	594
2.55%, 10/31/32, EUR	1,006	1,020
3.15%, 04/30/33, EUR (f)	1,353	1,426
3.55%, 10/31/33, EUR (f)	1,013	1,096
1.85%, 07/30/35, EUR	240	221
4.20%, 01/31/37, EUR (d)	531	604
3.90%, 07/30/39, EUR (f)	520	571
1.00%, 07/30/42, EUR	251	177
2.90%, 10/31/46, EUR (d)	310	291
4.00%, 10/31/54, EUR (f)	10	11
3.45%, 07/30/66, EUR	14	14
		6,229
Mexico 0.4%
Gobierno Federal de los Estados Unidos Mexicanos
5.40%, 02/09/28	292	290
7.75%, 05/29/31, MXN	48,000	2,052
4.75%, 04/27/32	395	360
6.75%, 09/27/34	550	558
6.35%, 02/09/35	400	391
		3,651
France 0.4%
Gouvernement De France
2.75%, 02/25/29, EUR (d)	30	31
0.00%, 11/25/29, EUR (d) (l)	45	41
2.75%, 02/25/30, EUR	1,110	1,152
1.75%, 06/25/39 - 05/25/66, EUR (d)	1,539	1,243
0.50%, 05/25/40, EUR (d)	330	222
2.00%, 05/25/48, EUR (d)	38	29
1.50%, 05/25/50, EUR (d)	110	74
0.75%, 05/25/52, EUR (d)	470	247
0.75%, 05/25/53, EUR	170	87
3.00%, 05/25/54, EUR (f)	350	317
		3,443
Saudi Arabia 0.3%
Government of Saudi Arabia
4.75%, 01/18/28 (f)	733	728
2.25%, 02/02/33 (f)	322	256
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (d)	1,060	1,042
3.25%, 10/26/26 (d)	918	890
		2,916
Hungary 0.2%
Sandor-Palota
0.13%, 09/21/28, EUR (f)	257	236
2.13%, 09/22/31 (f)	331	262
5.38%, 09/12/33, EUR (d)	100	112
1.75%, 06/05/35, EUR (d)	100	82
7.00%, 10/24/35, HUF	409,200	1,061
		1,753
Germany 0.2%
Bundesrepublik Deutschland
0.00%, 08/15/50, EUR (l)	751	409

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
2.50%, 08/15/54, EUR (d)	859	872
		1,281
Indonesia 0.1%
The Republic of Indonesia, The Government of
6.63%, 02/15/34, IDR	20,580,000	1,242
Qatar 0.1%
Qatar, The Amiri Diwan of The State of
3.40%, 04/16/25 (d)	1,180	1,176
Belgium 0.1%
Service Public Federal Chancellerie Du Premier Ministre
0.10%, 06/22/30, EUR (d)	3	3
1.90%, 06/22/38, EUR (d)	304	271
3.75%, 06/22/45, EUR (d)	249	271
1.70%, 06/22/50, EUR	482	351
2.25%, 06/22/57, EUR	93	72
2.15%, 06/22/66, EUR (d)	135	100
0.65%, 06/22/71, EUR	50	21
		1,089
Netherlands 0.1%
Staat der Nederlanden
0.00%, 07/15/30, EUR (f) (l)	30	27
0.00%, 07/15/31 - 01/15/52, EUR (l)	231	123
2.50%, 07/15/34, EUR	50	51
4.00%, 01/15/37, EUR (d)	291	342
0.50%, 01/15/40, EUR	515	389
2.00%, 01/15/54, EUR	110	98
		1,030
South Korea 0.1%
Export-Import Bank of Korea, The
4.88%, 01/11/26	422	422
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (l)	490	497
		919
Denmark 0.1%
Danmarks Nationalbank
1.75%, 11/15/25, DKK (d)	803	111
0.50%, 11/15/27, DKK	1,223	164
0.00%, 11/15/31, DKK (d) (l)	810	98
2.25%, 11/15/33, DKK	560	79
4.50%, 11/15/39, DKK (d)	1,006	178
0.25%, 11/15/52, DKK	605	49
		679
Czech Republic 0.1%
Urad Vlady Ceske Republiky
4.90%, 04/14/34, CZK	12,500	540
Sweden 0.1%
OSMTH of the Kingdom Of Sweden
0.75%, 05/12/28, SEK (d)	1,895	164
2.25%, 06/01/32, SEK (d)	1,525	137
3.50%, 03/30/39, SEK (d)	920	92
		393
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (f)	455	356
Multi-National 0.0%
Commission De L'union Europeenne - Commissie Van De Europese Unie
3.00%, 03/04/53, EUR (d)	238	231
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	133
Total Government And Agency Obligations (cost $102,772)		93,462
INVESTMENT COMPANIES 4.7%
United States of America 4.7%
iShares MSCI EAFE ETF (e)	1	46
JPMorgan Income ETF (e) (n)	937	42,760
Total Investment Companies (cost $43,511)		42,806
PREFERRED STOCKS 0.2%
Brazil 0.1%
Gerdau S.A.	34	101
Itau Unibanco Holding S.A. (i)	50	251
Petroleo Brasileiro S/A Petrobras. (i)	75	440
		792
Switzerland 0.1%
Chocoladefabriken Lindt & Sprungli AG	—	44
Roche Holding AG	2	563
Schindler Holding AG	—	32
		639
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	13
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	—	19
Henkel AG & Co. KGaA (i)	—	41
Sartorius Aktiengesellschaft	—	16
Volkswagen Aktiengesellschaft (i)	1	54
		143
Italy 0.0%
Telecom Italia S.p.A.	14	4
Total Preferred Stocks (cost $1,645)		1,578
SHORT TERM INVESTMENTS 3.2%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.36% (n) (o)	16,021	16,021
Securities Lending Collateral 1.4%
JNL Government Money Market Fund - Class SL, 4.46% (n) (o)	12,418	12,418
Commercial Paper 0.1%
American Electric Power Company, Inc.
4.87%, 01/07/25	250	250
DNB ASA
5.27%, 05/29/25	246	241
		491
Certificates of Deposit 0.0%
Cooperatieve Rabobank U.A.
4.57%, 10/20/25 (o)	250	250
Total Short Term Investments (cost $29,180)		29,180
Total Investments 100.0% (cost $945,356)		914,345
Other Derivative Instruments (0.1)%		(761)
Other Assets and Liabilities, Net 0.1%		1,184
Total Net Assets 100.0%		914,768

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of December 31, 2024.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $226,653 and 24.8% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(i) Convertible security.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/JPMorgan Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	21,613	492,847	498,439	1,226	—	—	16,021	1.7
JNL Government Money Market Fund, 4.46% - Class SL	29,407	279,214	296,203	630	—	—	12,418	1.4
JPMorgan Income ETF	—	45,404	1,918	652	(22)	(704)	42,760	4.7
	51,020	817,465	796,560	2,508	(22)	(704)	71,199	7.8

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	01/19/22	147	132	—
AENA, S.M.E., S.A.	04/27/20	40	44	—
AIB Group Public Limited Company, 7.13% (callable at 100, 10/30/29)	10/15/24	228	219	—
AIB Group Public Limited Company, 4.63%, 07/23/29	06/07/24	663	653	0.1
Alibaba Group Holding Limited	12/10/20	1,779	962	0.1
Allegro.eu	09/17/21	17	12	—
Alstom, 0.13%, 07/27/27	06/07/24	688	677	0.1
Amadeus IT Holding, S.A.	06/08/20	84	89	—
Amundi	12/17/21	11	12	—
Autostrade per l'italia S.P.A., 5.13%, 06/14/33	06/07/24	676	667	0.1
Banca Monte dei Paschi di Siena S.p.A., 3.50%, 04/23/29	06/10/24	750	743	0.1
Banco BPM Societa' Per Azioni, 4.63%, 11/29/27	06/07/24	661	649	0.1
Banco de Sabadell, S.A., 4.25%, 09/13/30	06/07/24	652	644	0.1
Banco Santander Totta, S.A., 3.25%, 02/15/31	06/10/24	1,283	1,272	0.1
Bank of Ireland Group Public Limited Company, 5.00%, 07/04/31	06/07/24	680	673	0.1
Barclays PLC, 4.51%, 01/31/33	06/07/24	933	931	0.1
BAWAG Group AG	06/08/20	15	19	—
Budweiser Brewing Company APAC Limited	12/05/23	7	5	—
Bundesrepublik Deutschland, 2.50%, 08/15/54	08/02/24	959	872	0.1
Cadent Finance PLC, 0.63%, 03/19/30	06/07/24	366	361	—
CaixaBank, S.A., 7.50% (callable at 100, 01/16/30)	10/15/24	234	227	—
CaixaBank, S.A., 5.00%, 07/19/29	06/07/24	669	660	0.1
Cellnex Telecom, S.A.	04/16/21	68	54	—
Commission De L'union Europeenne - Commissie Van De Europese Unie, 3.00%, 03/04/53	04/23/24	237	231	—
Commonwealth of Australia, 0.50%, 09/21/26	12/15/23	19	18	—
Commonwealth of Australia, 2.75%, 11/21/28	04/29/22	617	559	0.1
Commonwealth of Australia, 3.25%, 04/21/29	04/30/24	125	121	—
Commonwealth of Australia, 2.50%, 05/21/30	06/30/23	34	32	—
Commonwealth of Australia, 1.50%, 06/21/31	02/29/24	733	691	0.1
Commonwealth of Australia, 3.75%, 05/21/34	05/31/24	6,045	5,638	0.6
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	264	171	—
Commonwealth of Australia, 2.75%, 05/21/41	04/29/22	39	29	—
Commonwealth of Australia, 3.00%, 03/21/47	08/11/21	88	49	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	175	118	—
Convatec Group PLC	04/27/20	13	13	—
Covestro AG	06/08/20	30	31	—
Credit Suisse Group AG, 7.75%, 03/01/29	06/07/24	659	649	0.1
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	115	111	—
Danmarks Nationalbank, 0.00%, 11/15/31	09/30/22	90	98	—
Danmarks Nationalbank, 4.50%, 11/15/39	08/11/21	261	178	—
Danske Bank A/S, 4.50%, 11/09/28	06/07/24	657	647	0.1
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,092	981	0.1
Dexia, 1.25%, 10/27/25	07/09/20	1,143	1,025	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Dino Polska Spolka Akcyjna	03/09/22	137	184	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	10/15/24	206	196	—
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	10/15/24	233	222	—
EQT AB	12/16/22	57	56	—
ESR Group Limited	03/18/22	14	10	—
Estado Espanol, 2.15%, 10/31/25	11/30/22	21	21	—
Estado Espanol, 1.95%, 04/30/26	07/29/22	3	3	—
Estado Espanol, 1.40%, 07/30/28	02/28/23	40	40	—
Estado Espanol, 1.25%, 10/31/30	08/31/23	602	594	0.1
Estado Espanol, 4.20%, 01/31/37	08/11/21	661	604	0.1
Estado Espanol, 2.90%, 10/31/46	09/29/23	260	291	—
Evolution AB (publ)	12/03/20	56	42	—
Evraz PLC	11/29/18	5	—	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/04/23	166	280	—
Gouvernement De France, 2.75%, 02/25/29	05/31/24	32	31	—
Gouvernement De France, 0.00%, 11/25/29	07/31/23	43	41	—
Gouvernement De France, 1.75%, 06/25/39	07/31/23	1,161	1,075	0.1
Gouvernement De France, 0.50%, 05/25/40	03/28/24	240	222	—
Gouvernement De France, 2.00%, 05/25/48	08/11/21	59	29	—
Gouvernement De France, 1.50%, 05/25/50	02/29/24	83	74	—
Gouvernement De France, 0.75%, 05/25/52	11/30/22	293	247	—
Gouvernement De France, 1.75%, 05/25/66	02/21/22	325	168	—
Heidelberg Materials Finance Luxembourg S.A., 4.88%, 11/21/33	06/07/24	57	57	—
HM Treasury, 0.38%, 10/22/30	06/30/23	1,202	1,198	0.1
HM Treasury, 0.88%, 07/31/33	09/29/23	1,577	1,561	0.2
HM Treasury, 4.50%, 09/07/34	03/10/23	97	93	—
HM Treasury, 1.75%, 09/07/37	10/18/22	363	382	0.1
HM Treasury, 1.13%, 01/31/39	10/18/22	152	158	—
HM Treasury, 4.25%, 09/07/39	10/18/22	340	357	—
HM Treasury, 4.25%, 12/07/40	10/18/22	224	233	—
HM Treasury, 4.50%, 12/07/42	09/08/23	436	423	0.1
HM Treasury, 1.25%, 07/31/51	12/02/22	350	260	—
HM Treasury, 3.75%, 07/22/52	10/18/22	545	513	0.1
HM Treasury, 3.75%, 10/22/53	01/22/24	477	453	0.1
HM Treasury, 4.25%, 12/07/55	10/18/22	214	207	—
HM Treasury, 1.75%, 07/22/57	08/11/21	365	164	—
HM Treasury, 0.50%, 10/22/61	01/10/23	148	116	—
HM Treasury, 4.00%, 10/22/63	06/30/23	266	237	—
HM Treasury, 3.50%, 07/22/68	05/31/23	262	234	—
HM Treasury, 1.13%, 10/22/73	01/10/23	37	29	—
Iberdrola Finance Ireland Designated Activity Company, 4.88% (callable at 100, 04/25/28)	10/15/24	225	214	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/18/20	11	10	—
Intesa Sanpaolo SPA, 4.88%, 05/19/30	06/07/24	113	112	—
Intesa Sanpaolo SPA, 5.13%, 08/29/31	06/07/24	577	572	0.1
KfW, 2.88%, 05/29/26	09/08/23	798	783	0.1
KfW, 0.00%, 03/31/27	02/02/23	2,432	2,325	0.3
KfW, 2.38%, 08/05/27	05/16/24	429	415	0.1
KfW, 3.13%, 10/10/28	11/09/23	780	776	0.1
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	8	6	—
Media Group Holdings LLC, 2.00%, 12/31/26	04/28/14	50,938	—	—
Meituan - Class B	09/30/24	267	223	—
National Australia Bank Limited, 3.15%, 02/05/31	06/11/24	746	738	0.1
Nongfu Spring Co., Ltd. - Class H	12/18/24	133	127	—
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,271	2,056	0.2
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,970	3,225	0.4
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,038	832	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,894	1,456	0.2
Orsted A/S	07/16/21	44	24	—
OSMTH of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	195	164	—
OSMTH of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	204	137	—
OSMTH of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	124	92	—
Pirelli & C. S.p.A.	05/09/23	4	4	—
Poste Italiane - Societa' Per Azioni	04/27/20	15	19	—
Publichnoe Aktsionernoe Obshchestvo Severstal	12/01/20	243	—	—
Qatar, The Amiri Diwan of The State of, 3.40%, 04/16/25	06/25/20	1,187	1,176	0.1
Sandor-Palota, 5.38%, 09/12/33	11/20/23	108	112	—
Sandor-Palota, 1.75%, 06/05/35	11/20/23	79	82	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,072	1,042	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	940	890	0.1
Saudi Arabian Oil Company	06/10/24	370	363	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	05/31/23	3	3	—
Segretariato Generale Della Presidenza Della Repubblica, 7.25%, 11/01/26	06/30/23	35	34	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Segretariato Generale Della Presidenza Della Repubblica, 1.25%, 12/01/26	12/06/23	796	777	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.90%, 04/01/31	10/31/23	172	182	—
Segretariato Generale Della Presidenza Della Repubblica, 3.35%, 03/01/35	02/29/24	155	154	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	392	370	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	11/08/22	524	564	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.25%, 09/01/46	10/31/23	98	102	—
Segretariato Generale Della Presidenza Della Repubblica, 2.15%, 03/01/72	11/30/23	98	105	—
Service Public Federal Chancellerie Du Premier Ministre, 0.10%, 06/22/30	01/07/22	3	3	—
Service Public Federal Chancellerie Du Premier Ministre, 1.90%, 06/22/38	01/07/22	312	271	—
Service Public Federal Chancellerie Du Premier Ministre, 3.75%, 06/22/45	04/27/20	436	271	—
Service Public Federal Chancellerie Du Premier Ministre, 2.15%, 06/22/66	04/28/20	205	100	—
Siemens Healthineers AG	06/18/21	44	41	—
Staat der Nederlanden, 4.00%, 01/15/37	07/29/22	330	342	—
Syngene International Ltd.	12/10/24	109	105	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	270	242	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	07/13/23	1,087	1,078	0.1
Toronto-Dominion Bank, The, 3.19%, 02/16/29	06/11/24	1,069	1,054	0.1
TotalEnergies SE, 2.00% (callable at 100, 06/04/30)	10/15/24	148	141	—
TRATON Finance Luxembourg S.A., 3.75%, 03/27/30	06/07/24	640	629	0.1
TSB Bank PLC, 3.32%, 03/05/29	06/10/24	1,504	1,485	0.2
UBS Switzerland AG, 3.30%, 03/05/29	06/10/24	1,615	1,590	0.2
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 7.50% (callable at 100, 06/03/26)	10/15/24	226	216	—
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 4.45%, 02/16/29	06/07/24	710	699	0.1
Viterra Finance B.V., 1.00%, 09/24/28	06/07/24	729	718	0.1
Volkswagen International Finance N.V., 4.38%, 05/15/30	06/07/24	552	535	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 4.00%, 04/11/31	06/07/24	54	53	—
Vonovia SE, 2.25%, 04/07/30	06/07/24	99	98	—
Vonovia SE, 1.00%, 07/09/30	06/07/24	548	548	0.1
WH Group Limited	04/27/20	18	18	—
Woolworths Group Limited, 0.38%, 11/15/28	06/07/24	709	693	0.1
WuXi Biologics (Cayman) Inc.	06/17/22	41	24	—
Xiaomi Corporation	08/23/24	256	401	0.1
ZTO Express (Cayman) Inc.	03/19/24	145	129	—
		120,202	64,822	7.1

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	55	June 2025	EUR	13,475	(1)	(5)
3M EURIBOR	55	September 2025	EUR	13,495	1	(13)
Australia 10 Year Bond	30	March 2025	AUD	3,426	2	(26)
Australia 3 Year Bond	1	March 2025	AUD	107	—	—
CAD/USD Spot Rate	23	March 2025		1,633	(3)	(29)
Canada 10 Year Bond	4	March 2025	CAD	492	2	(1)
Canada 5 Year Bond	6	March 2025	CAD	670	1	7
EUR/USD Spot Rate	24	March 2025		3,167	(13)	(51)
Euro BOBL	33	March 2025	EUR	3,930	7	(42)
Euro Bund	20	March 2025	EUR	2,739	9	(73)
Euro Buxl 30 Year Bond	4	March 2025	EUR	565	5	(36)
Euro Schatz	61	March 2025	EUR	6,553	2	(28)
Italy Government BTP Bond	526	March 2025	EUR	64,266	71	(1,205)
Italy Short Term Government BTP Bond	43	March 2025	EUR	4,641	(1)	(23)
Japan 10 Year Bond	47	March 2025	JPY	669,661	11	(10)
Japan 10 Year Bond	8	March 2025	JPY	1,139,744	(4)	(29)
JPY/USD Spot Rate	338	March 2025		27,391	(36)	(309)
Long Gilt	1	March 2025	GBP	94	1	(3)
MSCI EAFE Index	3	March 2025		350	—	(10)
MSCI Emerging Markets Index	369	March 2025		20,396	(59)	(585)
S&P 500 Index	320	March 2025		97,963	(368)	(2,991)
S&P Midcap 400 Index	145	March 2025		48,108	99	(2,480)
TOPIX Index	105	March 2025	JPY	2,877,914	127	302
United States 10 Year Note	270	March 2025		29,415	(60)	(53)
United States 5 Year Note	755	April 2025		80,291	(71)	(31)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
					(278)	(7,724)
Short Contracts
3M EURIBOR	(55)	December 2026	EUR	(13,479)	(6)	15
3M EURIBOR	(55)	March 2027	EUR	(13,474)	(6)	14
United States 10 Year Note	(10)	March 2025		(1,091)	4	4
United States 10 Year Ultra Bond	(1)	March 2025		(114)	—	3
United States 2 Year Note	(73)	April 2025		(15,066)	1	57
United States 5 Year Note	(9)	April 2025		(967)	1	10
United States Ultra Bond	(34)	March 2025		(4,188)	15	146
					9	249

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/CHF	CIT	01/06/25	CHF	(155)	(171)	(3)
AUD/CHF	HSB	01/06/25	CHF	(155)	(171)	(3)
AUD/JPY	CIT	01/22/25	JPY	(26,990)	(172)	1
AUD/USD	BNP	01/06/25	AUD	8,420	5,212	(158)
AUD/USD	MSC	01/06/25	AUD	115	71	(3)
AUD/USD	BCL	01/22/25	AUD	132	82	(2)
AUD/USD	CIT	01/22/25	AUD	62	38	(1)
AUD/USD	GSC	01/22/25	AUD	219	136	(4)
AUD/USD	HSB	01/22/25	AUD	1,720	1,065	(42)
CAD/EUR	GSC	01/06/25	EUR	(82)	(85)	(1)
CAD/USD	MSC	01/06/25	CAD	1,336	930	(24)
CAD/USD	CIT	01/22/25	CAD	1,457	1,014	(12)
CHF/AUD	BNP	01/06/25	AUD	(271)	(168)	3
CHF/EUR	GSC	01/22/25	EUR	(170)	(176)	(3)
CHF/USD	GSC	01/06/25	CHF	1,886	2,078	(52)
CHF/USD	CIT	01/22/25	CHF	1,730	1,911	(34)
CLP/USD	CIT	01/06/25	CLP	134,705	135	(2)
CLP/USD	BNP	01/22/25	CLP	134,705	135	(2)
COP/USD	GSC	01/07/25	COP	1,453,488	330	6
COP/USD	GSC	01/22/25	COP	1,453,488	329	(3)
CZK/USD	BNP	01/06/25	CZK	10,985	452	(6)
CZK/USD	BNP	01/22/25	CZK	10,985	452	(9)
DKK/USD	CIT	01/06/25	DKK	329	46	(1)
EUR/AUD	CIT	01/06/25	AUD	(272)	(168)	5
EUR/CHF	HSB	01/22/25	CHF	(157)	(174)	2
EUR/GBP	GSC	01/06/25	GBP	(139)	(174)	(2)
EUR/NZD	MSC	01/06/25	NZD	(302)	(169)	5
EUR/SEK	CIT	01/07/25	SEK	(1,928)	(174)	(1)
EUR/USD	BCL	01/06/25	EUR	3,803	3,940	(63)
EUR/USD	BNP	01/06/25	EUR	107	111	(1)
EUR/USD	GSC	01/06/25	EUR	503	521	(10)
EUR/USD	HSB	01/06/25	EUR	3,740	3,875	(61)
EUR/USD	BNP	01/22/25	EUR	8,119	8,417	(137)
EUR/USD	HSB	01/22/25	EUR	3,025	3,138	(41)
GBP/JPY	CIT	01/06/25	JPY	(27,016)	(172)	3
GBP/USD	BCL	01/06/25	GBP	335	419	1
GBP/USD	HSB	01/06/25	GBP	1,219	1,526	(15)
GBP/USD	HSB	01/22/25	GBP	728	911	(17)
HUF/USD	GSC	01/06/25	HUF	328,841	828	(15)
IDR/USD	CIT	01/06/25	IDR	33,731,187	2,096	(11)
IDR/USD	GSC	01/22/25	IDR	32,549,600	2,021	(3)
ILS/USD	HSB	01/06/25	ILS	1,394	383	11
ILS/USD	BNP	01/22/25	ILS	1,394	384	(4)
JPY/AUD	CIT	01/06/25	AUD	(270)	(167)	5
JPY/AUD	MSC	01/22/25	AUD	(277)	(172)	—
JPY/EUR	BCL	01/06/25	EUR	(79)	(82)	(3)
JPY/EUR	CIT	01/06/25	EUR	(167)	(173)	(2)
JPY/GBP	MSC	01/06/25	GBP	(140)	(175)	(1)
JPY/NZD	MSC	01/06/25	NZD	(298)	(167)	5
JPY/SEK	CIT	01/22/25	SEK	(1,943)	(176)	(1)
JPY/USD	BNP	01/06/25	JPY	27,112	172	(5)
JPY/USD	CIT	01/06/25	JPY	26,909	171	(4)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	HSB	01/06/25	JPY	27,146	173	(3)
JPY/USD	MSC	01/06/25	JPY	2,630,063	16,722	(252)
JPY/USD	HSB	01/07/25	JPY	26,846	171	(5)
JPY/USD	MSC	01/22/25	JPY	2,765,250	17,616	(477)
KRW/USD	BCL	01/06/25	KRW	106,061	72	(4)
KRW/USD	CIT	01/06/25	KRW	5,104,191	3,468	(171)
KRW/USD	GSC	01/22/25	KRW	5,210,252	3,541	(96)
MXN/USD	BNP	01/06/25	MXN	23,696	1,136	(30)
MXN/USD	GSC	01/06/25	MXN	2,125	102	(3)
NOK/USD	BNP	01/06/25	NOK	2,770	243	(4)
NOK/USD	BNP	01/22/25	NOK	2,770	243	(6)
NZD/AUD	CIT	01/22/25	AUD	(281)	(174)	(1)
NZD/JPY	BNP	01/06/25	JPY	(27,162)	(173)	(5)
NZD/JPY	MSC	01/06/25	JPY	(27,190)	(173)	(5)
NZD/JPY	CIT	01/22/25	JPY	(27,184)	(173)	(1)
NZD/USD	BCL	01/06/25	NZD	1,602	897	(43)
NZD/USD	BCL	01/22/25	NZD	1,304	730	(22)
PEN/USD	GSC	01/06/25	PEN	727	193	2
PEN/USD	MLP	01/22/25	PEN	727	193	(1)
PLN/USD	GSC	01/07/25	PLN	2,808	680	1
PLN/USD	BNP	01/22/25	PLN	2,808	679	(10)
RON/USD	BNP	01/08/25	RON	1,467	305	(4)
RON/USD	BNP	01/22/25	RON	1,467	305	(4)
SEK/EUR	BNP	01/07/25	EUR	(166)	(172)	1
SEK/GBP	GSC	01/22/25	GBP	(141)	(177)	1
SEK/JPY	CIT	01/07/25	JPY	(26,846)	(171)	5
SEK/USD	CIT	01/07/25	SEK	1,942	176	(3)
SEK/USD	GSC	01/07/25	SEK	13,300	1,202	(9)
SEK/USD	BNP	01/22/25	SEK	15,231	1,378	(12)
SGD/USD	CIT	01/06/25	SGD	955	699	(11)
SGD/USD	GSC	01/22/25	SGD	955	700	(10)
THB/USD	GSC	01/06/25	THB	36,141	1,060	28
THB/USD	HSB	01/22/25	THB	36,141	1,061	1
USD/AUD	CIT	01/06/25	AUD	(7,726)	(4,782)	216
USD/AUD	GSC	01/06/25	AUD	(156)	(97)	5
USD/AUD	HSB	01/06/25	AUD	(271)	(168)	7
USD/AUD	MSC	01/06/25	AUD	(112)	(69)	4
USD/AUD	BNP	01/22/25	AUD	(8,175)	(5,060)	150
USD/AUD	CIT	01/22/25	AUD	(278)	(172)	5
USD/AUD	RBC	01/22/25	AUD	(113)	(70)	3
USD/CAD	CIT	01/06/25	CAD	(1,457)	(1,014)	12
USD/CAD	HSB	01/22/25	CAD	(101)	(70)	—
USD/CHF	CIT	01/06/25	CHF	(1,730)	(1,907)	34
USD/CLP	BNP	01/06/25	CLP	(134,705)	(135)	2
USD/COP	GSC	01/07/25	COP	(1,453,488)	(330)	3
USD/CZK	BNP	01/06/25	CZK	(10,985)	(452)	9
USD/CZK	MSC	01/22/25	CZK	(13,767)	(566)	10
USD/DKK	CIT	01/06/25	DKK	(329)	(46)	1
USD/DKK	CIT	01/22/25	DKK	(329)	(46)	1
USD/EUR	BCL	01/06/25	EUR	(300)	(311)	6
USD/EUR	BNP	01/06/25	EUR	(8,028)	(8,317)	135
USD/EUR	BNP	01/07/25	EUR	(2)	(2)	—
USD/EUR	BCL	01/22/25	EUR	(536)	(556)	3
USD/EUR	HSB	01/22/25	EUR	(340)	(353)	6
USD/GBP	BNP	01/06/25	GBP	(1,133)	(1,419)	14
USD/GBP	CIT	01/06/25	GBP	(280)	(351)	2
USD/GBP	BCL	01/22/25	GBP	(331)	(414)	6
USD/GBP	HSB	01/22/25	GBP	(1,219)	(1,526)	15
USD/HUF	BNP	01/06/25	HUF	(328,841)	(828)	18
USD/HUF	GSC	01/22/25	HUF	(328,841)	(827)	15
USD/IDR	GSC	01/06/25	IDR	(32,549,600)	(2,022)	3
USD/IDR	MLP	01/06/25	IDR	(1,181,586)	(73)	1
USD/IDR	MLP	01/22/25	IDR	(20,156,880)	(1,252)	3
USD/ILS	BNP	01/06/25	ILS	(1,394)	(383)	4
USD/JPY	MSC	01/06/25	JPY	(2,750,702)	(17,488)	472
USD/JPY	HSB	01/22/25	JPY	(41,537)	(265)	5
USD/KRW	GSC	01/06/25	KRW	(5,210,252)	(3,540)	96
USD/MXN	HSB	01/06/25	MXN	(25,821)	(1,238)	7
USD/MXN	BNP	01/22/25	MXN	(23,696)	(1,132)	30
USD/NOK	BNP	01/06/25	NOK	(2,770)	(243)	6
USD/NZD	BCL	01/06/25	NZD	(1,304)	(730)	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/NZD	CIT	01/06/25	NZD	(299)	(167)	8
USD/PEN	MLP	01/06/25	PEN	(727)	(193)	1
USD/PLN	BNP	01/07/25	PLN	(2,808)	(680)	10
USD/RON	BNP	01/08/25	RON	(1,467)	(305)	4
USD/SEK	BNP	01/07/25	SEK	(15,231)	(1,377)	12
USD/SEK	CIT	01/07/25	SEK	(1,939)	(175)	1
USD/SGD	GSC	01/06/25	SGD	(955)	(699)	10
USD/THB	HSB	01/06/25	THB	(36,141)	(1,060)	(1)
					29,865	(492)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks	294,170	154,959	6	449,135
Corporate Bonds And Notes	—	298,184	—	298,184
Government And Agency Obligations	—	93,462	—	93,462
Investment Companies	42,806	—	—	42,806
Preferred Stocks	—	1,578	—	1,578
Short Term Investments	28,439	741	—	29,180
	365,415	548,924	6	914,345
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	558	—	—	558
Open Forward Foreign Currency Contracts	—	1,463	—	1,463
	558	1,463	—	2,021
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8,033)	—	—	(8,033)
Open Forward Foreign Currency Contracts	—	(1,955)	—	(1,955)
	(8,033)	(1,955)	—	(9,988)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 98.5%
Information Technology 31.4%
Accenture Public Limited Company - Class A	5	1,822
Adobe Inc. (a)	3	1,234
Advanced Micro Devices, Inc. (a)	29	3,560
Analog Devices, Inc. (b)	31	6,600
Apple Inc. (b)	262	65,587
Arista Networks, Inc. (a)	18	2,028
Broadcom Inc.	68	15,692
Cadence Design Systems, Inc. (a)	5	1,494
Cognizant Technology Solutions Corporation - Class A	55	4,230
Fair Isaac Corporation (a)	—	902
Hewlett Packard Enterprise Company	77	1,633
Intuit Inc. (b)	6	3,811
Lam Research Corporation	45	3,222
Marvell Technology, Inc.	6	679
Micron Technology, Inc. (b)	47	3,968
Microsoft Corporation (b)	151	63,615
Motorola Solutions, Inc.	3	1,412
NVIDIA Corporation (b)	477	64,022
NXP Semiconductors N.V.	29	5,986
Oracle Corporation	27	4,506
Salesforce, Inc.	28	9,236
Seagate Technology Holdings Public Limited Company	40	3,479
ServiceNow, Inc. (a) (b)	7	7,533
Te Connectivity Public Limited Company	6	802
Texas Instruments Incorporated	36	6,731
Western Digital Corporation (a)	26	1,558
		285,342
Financials 13.9%
American Express Company	8	2,492
Ameriprise Financial, Inc.	6	3,199
AON Public Limited Company - Class A	13	4,586
Arthur J. Gallagher & Co.	14	3,882
Bank of America Corporation	239	10,509
Berkshire Hathaway Inc. - Class B (a)	30	13,435
Block, Inc. - Class A (a)	16	1,344
Charles Schwab Corporation, The	48	3,516
Citigroup Inc.	40	2,819
CME Group Inc. - Class A	23	5,290
Corpay Inc (a) (b)	11	3,867
Fidelity National Information Services, Inc. (b)	53	4,316
Fifth Third Bancorp (b)	91	3,853
Goldman Sachs Group, Inc., The (b)	11	6,537
KKR & Co. Inc. - Class A	13	1,906
MasterCard Incorporated - Class A	30	15,708
MetLife, Inc.	12	977
Principal Financial Group, Inc.	14	1,051
The Progressive Corporation	25	6,111
Truist Financial Corporation	109	4,721
U.S. Bancorp	59	2,845
Visa Inc. - Class A	45	14,070
Wells Fargo & Company (b)	120	8,432
Wex, Inc. (a)	3	448
		125,914
Consumer Discretionary 13.1%
Amazon.com, Inc. (a) (b)	189	41,546
Aptiv PLC (a)	16	973
AutoZone, Inc. (a) (b)	2	6,084
Best Buy Co., Inc.	20	1,681
Booking Holdings Inc.	1	4,457
Burlington Stores, Inc. (a)	9	2,493
Carnival Corporation (a)	53	1,319
Chipotle Mexican Grill, Inc. (a) (b)	76	4,575
DoorDash, Inc. - Class A (a)	6	1,015
Expedia Group, Inc. (a)	14	2,671
Hilton Worldwide Holdings Inc.	17	4,102
Lennar Corporation - Class A	9	1,217
LKQ Corporation	5	183
Lowe`s Companies, Inc.	36	8,821
McDonald's Corporation (b)	29	8,314
Ross Stores, Inc. (b)	32	4,866
Royal Caribbean Cruises Ltd.	8	1,833
Tesla Inc. (a)	46	18,532
Yum! Brands, Inc. (b)	33	4,438
		119,120
Health Care 10.0%
Abbott Laboratories	15	1,662
AbbVie Inc.	61	10,767
Baxter International Inc.	16	468
Biogen Inc. (a)	7	996
Boston Scientific Corporation (a)	53	4,746
Bristol-Myers Squibb Company	106	6,014
Danaher Corporation	11	2,566
Edwards Lifesciences Corporation (a)	9	682
Eli Lilly and Company	13	9,827
HCA Healthcare, Inc.	3	877
Humana Inc.	5	1,334
Johnson & Johnson	30	4,388
McKesson Corporation	2	1,355
Medtronic, Inc.	49	3,949
Merck & Co., Inc.	22	2,208
Neurocrine Biosciences, Inc. (a)	6	757
Regeneron Pharmaceuticals, Inc. (a) (b)	6	4,431
Sarepta Therapeutics, Inc. (a)	3	328
Stryker Corporation	17	6,297
The Cigna Group	10	2,662
Thermo Fisher Scientific Inc.	15	7,960
UnitedHealth Group Incorporated	24	12,326
Vertex Pharmaceuticals Incorporated (a) (b)	10	4,010
		90,610
Industrials 8.5%
AMETEK, Inc.	3	564
Carrier Global Corporation (b)	55	3,765
Caterpillar Inc.	9	3,091
CSX Corporation	105	3,377
Deere & Company (b)	14	6,017
Delta Air Lines, Inc.	32	1,920
Eaton Corporation Public Limited Company	9	3,152
FedEx Corporation	10	2,866
Honeywell International Inc.	30	6,690
Howmet Aerospace Inc. (b)	49	5,387
Ingersoll Rand Inc.	20	1,797
Leidos Holdings, Inc. (b)	22	3,147
Masco Corporation	31	2,248
Northrop Grumman Corporation	3	1,490
Otis Worldwide Corporation (b)	45	4,177
PACCAR Inc	14	1,480
Textron Inc.	31	2,356
Trane Technologies Public Limited Company (b)	21	7,807
TransDigm Group Incorporated (b)	4	4,681
Uber Technologies, Inc. (a) (b)	70	4,230
Union Pacific Corporation	7	1,493
United Parcel Service, Inc. - Class B (b)	36	4,600
United Rentals, Inc.	1	838
		77,173
Communication Services 8.4%
Alphabet Inc. - Class A	107	20,298
Alphabet Inc. - Class C	69	13,197
AT&T Inc.	142	3,226
Comcast Corporation - Class A	147	5,509
Former Charter Communications Parent, Inc. - Class A (a)	6	1,929
Meta Platforms, Inc. - Class A (b)	46	26,887
Sirius XM Holdings Inc.	23	522
Walt Disney Company, The	35	3,947
Warner Music Group Corp. - Class A	29	884
		76,399
Consumer Staples 4.0%
Altria Group, Inc.	31	1,643
Church & Dwight Co., Inc.	26	2,760
Coca-Cola Company, The (b)	91	5,650
Costco Wholesale Corporation	5	4,742

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Kenvue Inc.	98	2,101
Keurig Dr Pepper Inc.	58	1,851
Mondelez International, Inc. - Class A	102	6,066
PepsiCo, Inc. (b)	55	8,391
Philip Morris International Inc.	22	2,694
The Estee Lauder Companies Inc. - Class A	7	541
		36,439
Energy 3.1%
Baker Hughes Company - Class A	56	2,301
ConocoPhillips (b)	65	6,480
Diamondback Energy, Inc. (b)	15	2,495
EOG Resources, Inc.	32	3,880
Exxon Mobil Corporation	123	13,273
		28,429
Utilities 2.3%
Dominion Energy, Inc.	16	889
NextEra Energy, Inc. (b)	100	7,141
NRG Energy, Inc.	4	350
PG&E Corporation	217	4,377
The Southern Company	87	7,194
Vistra Corp.	6	855
		20,806
Real Estate 2.0%
Alexandria Real Estate Equities, Inc.	4	439
Digital Realty Trust, Inc.	20	3,463
Equinix, Inc.	1	616
Equity Lifestyle Properties, Inc.	24	1,589
ProLogis Inc.	32	3,434
SBA Communications Corporation - Class A	13	2,579
Ventas, Inc. (b)	60	3,522
Welltower Inc.	18	2,267
		17,909
Materials 1.8%
Dow Inc. (b)	70	2,809
Linde Public Limited Company	16	6,857
LyondellBasell Industries N.V. - Class A	25	1,825
Martin Marietta Materials, Inc.	3	1,447
Nucor Corporation	7	770
PPG Industries, Inc.	16	1,927
Sherwin-Williams Company, The	2	825
		16,460
Total Common Stocks (cost $654,758)		894,601
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	13,558	13,558
Total Short Term Investments (cost $13,558)		13,558
Total Investments 100.0% (cost $668,316)		908,159
Total Purchased Options 1.2% (cost $10,911)		10,597
Other Derivative Instruments (1.2)%		(10,558)
Other Assets and Liabilities, Net 0.0%		254
Total Net Assets 100.0%		908,452
(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	15,136	156,294	157,872	481	—	—	13,558	1.5

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	52	March 2025	15,854	(60)	(421)

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	5,565.00	03/31/25	1,547	860,906	10,597

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Call	6,165.00	03/31/25	1,547	953,726	(8,224)
S&P 500 Index	Put	4,700.00	03/31/25	1,547	727,090	(2,274)
						(10,498)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	894,601	—	—	894,601
Short Term Investments	13,558	—	—	13,558
	908,159	—	—	908,159
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	10,597	—	—	10,597
	10,597	—	—	10,597
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(421)	—	—	(421)
Exchange Traded Written Options	(10,498)	—	—	(10,498)
	(10,919)	—	—	(10,919)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.0%
Information Technology 26.5%
Amphenol Corporation - Class A	265	18,394
AppLovin Corporation - Class A (a)	305	98,820
Atlassian Corporation - Class A (a)	124	30,202
Ciena Corporation (a)	170	14,399
Confluent, Inc. - Class A (a)	981	27,442
CrowdStrike Holdings, Inc. - Class A (a)	61	21,037
CyberArk Software Ltd. (a)	78	25,871
Datadog, Inc. - Class A (a)	388	55,464
Elastic N.V. (a)	124	12,312
Entegris, Inc.	332	32,917
Gartner, Inc. (a)	120	58,027
GitLab Inc. - Class A (a)	206	11,613
Globant S.A. (a)	169	36,140
HubSpot, Inc. (a)	101	70,334
Marvell Technology, Inc.	199	21,945
MongoDB, Inc. - Class A (a)	135	31,312
Monolithic Power Systems, Inc.	34	19,854
Nutanix, Inc. - Class A (a)	431	26,359
On Semiconductor Corporation (a)	366	23,105
Onto Innovation Inc. (a)	106	17,734
Palantir Technologies Inc. - Class A (a)	905	68,451
Palo Alto Networks, Inc. (a)	93	16,922
Rambus Inc. (a)	351	18,559
Rubrik, Inc. - Class A (a)	214	13,995
Snowflake Inc. - Class A (a)	73	11,225
Teledyne Technologies Incorporated (a)	46	21,547
Teradyne, Inc.	323	40,710
Tyler Technologies, Inc. (a)	54	30,923
		875,613
Industrials 19.5%
AAON, Inc.	278	32,727
Air Lease Corporation - Class A	381	18,346
AMETEK, Inc.	150	27,116
Axon Enterprise, Inc. (a)	43	25,667
Booz Allen Hamilton Holding Corporation - Class A	291	37,441
Cintas Corporation	76	13,827
Comfort Systems USA, Inc.	45	19,118
Copart, Inc. (a)	538	30,893
ESAB Corporation	235	28,144
GE Vernova Inc.	41	13,495
HEICO Corporation - Class A	274	50,909
Howmet Aerospace Inc.	124	13,552
Hubbell Incorporated	49	20,694
Ingersoll Rand Inc.	205	18,521
ITT Inc.	256	36,630
J.B. Hunt Transport Services, Inc.	160	27,294
Mine Safety Appliances Company, LLC	119	19,711
Quanta Services, Inc.	165	52,026
Saia, Inc. (a)	87	39,841
Simpson Manufacturing Co., Inc.	116	19,295
Trane Technologies Public Limited Company	42	15,627
Vertiv Holdings Co - Class A	534	60,658
Westinghouse Air Brake Technologies Corporation	122	23,208
		644,740
Consumer Discretionary 15.7%
AutoZone, Inc. (a)	5	17,403
Bright Horizons Family Solutions, Inc. (a)	289	32,072
Burlington Stores, Inc. (a)	135	38,454
Domino's Pizza, Inc.	72	30,075
DoorDash, Inc. - Class A (a)	223	37,464
Floor & Decor Holdings, Inc. - Class A (a)	161	16,036
Flutter Entertainment Public Limited Company (a)	125	32,256
Garmin Ltd.	107	22,022
Hilton Worldwide Holdings Inc.	277	68,397
Las Vegas Sands Corp.	605	31,085
On Holding AG - Class A (a)	402	21,994
Planet Fitness, Inc. - Class A (a)	299	29,589
Pool Corporation	92	31,205
Ross Stores, Inc.	166	25,121
Thor Industries, Inc.	185	17,682
Tractor Supply Company	943	50,040
Ulta Beauty, Inc. (a)	44	19,212
		520,107
Financials 14.1%
Ares Management Corporation - Class A	316	55,971
Arthur J. Gallagher & Co.	98	27,882
Block, Inc. - Class A (a)	161	13,641
Coinbase Global, Inc. - Class A (a)	78	19,382
FactSet Research Systems Inc.	70	33,637
Interactive Brokers Group, Inc. - Class A	232	41,030
Jefferies Financial Group Inc.	333	26,130
LPL Financial Holdings Inc.	132	43,178
Moody's Corporation	41	19,382
MSCI Inc. - Class A	61	36,805
NU Holdings Ltd. - Class A (a)	2,345	24,291
Raymond James Financial, Inc.	142	22,097
Robinhood Markets, Inc. - Class A (a)	992	36,950
Rocket Companies, Inc. - Class A (a)	1,373	15,459
TPG Inc. - Class A	264	16,577
Tradeweb Markets Inc. - Class A	265	34,651
		467,063
Health Care 12.9%
Agilent Technologies, Inc.	118	15,888
Alnylam Pharmaceuticals, Inc. (a)	202	47,421
Cooper Companies, Inc., The (a)	266	24,438
DexCom, Inc. (a)	215	16,744
Exact Sciences Corporation (a)	183	10,303
Exelixis, Inc. (a)	418	13,922
IDEXX Laboratories, Inc. (a)	36	14,895
Insmed Incorporated (a)	270	18,675
Inspire Medical Systems, Inc. (a)	83	15,373
Intra-Cellular Therapies, Inc. (a)	376	31,361
IQVIA Holdings Inc (a)	106	20,808
McKesson Corporation	54	30,581
Mettler-Toledo International Inc. (a)	15	17,878
Natera, Inc. (a)	330	52,309
Revolution Medicines, Inc. (a)	220	9,639
Vaxcyte, Inc. (a)	108	8,802
Veeva Systems Inc. - Class A (a)	168	35,283
Viking Therapeutics, Inc. (a) (b)	216	8,681
West Pharmaceutical Services, Inc.	104	34,017
		427,018
Communication Services 3.3%
Take-Two Interactive Software, Inc. (a)	183	33,735
Trade Desk, Inc., The - Class A (a)	640	75,240
		108,975
Energy 3.1%
Cheniere Energy, Inc.	200	42,925
EOG Resources, Inc.	249	30,539
TechnipFMC PLC	1,027	29,735
		103,199
Consumer Staples 2.2%
Casey's General Stores, Inc.	83	32,695
Constellation Brands, Inc. - Class A	70	15,420
e.l.f. Beauty, Inc. (a)	196	24,594
		72,709
Utilities 0.9%
Vistra Corp.	210	28,949
Materials 0.8%
Eagle Materials Inc.	103	25,434
Total Common Stocks (cost $2,677,629)		3,273,807
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	34,725	34,725
Total Short Term Investments (cost $34,725)		34,725
Total Investments 100.1% (cost $2,712,354)		3,308,532
Other Assets and Liabilities, Net (0.1)%		(2,915)
Total Net Assets 100.0%		3,305,617

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	37,367	676,569	679,211	1,928	—	—	34,725	1.1
JNL Government Money Market Fund, 4.46% - Class SL	—	21,378	21,378	11	—	—	—	—
	37,367	697,947	700,589	1,939	—	—	34,725	1.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,273,807	—	—	3,273,807
Short Term Investments	34,725	—	—	34,725
	3,308,532	—	—	3,308,532

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan Nasdaq Hedged Equity Fund
COMMON STOCKS 97.9%
Information Technology 49.7%
Adobe Inc. (a)	1	432
Advanced Micro Devices, Inc. (a)	5	546
Analog Devices, Inc.	2	415
ANSYS, Inc. (a)	—	40
Apple Inc. (b)	16	3,925
Applied Materials, Inc.	1	193
AppLovin Corporation - Class A (a)	—	129
ASML Holding N.V. - ADR	—	236
Atlassian Corporation - Class A (a)	—	50
Broadcom Inc.	7	1,675
Cisco Systems, Inc.	8	480
Cognizant Technology Solutions Corporation - Class A	1	83
CrowdStrike Holdings, Inc. - Class A (a)	1	230
Datadog, Inc. - Class A (a)	—	50
HubSpot, Inc. (a)	—	157
Intel Corporation	6	127
Intuit Inc.	1	579
Lam Research Corporation	5	334
Marvell Technology, Inc.	3	370
Micron Technology, Inc.	3	280
Microsoft Corporation (b)	8	3,242
MicroStrategy Incorporated - Class A (a)	—	63
MongoDB, Inc. - Class A (a)	—	62
NVIDIA Corporation (b)	26	3,531
NXP Semiconductors N.V.	1	279
Oracle Corporation	1	173
Palantir Technologies Inc. - Class A (a)	4	290
Palo Alto Networks, Inc. (a)	2	423
Qualcomm Incorporated	3	384
Seagate Technology Holdings Public Limited Company	1	123
ServiceNow, Inc. (a)	—	208
Synopsys, Inc. (a)	1	338
Teradyne, Inc.	1	93
Texas Instruments Incorporated	2	370
Workday, Inc. - Class A (a)	—	108
		20,018
Consumer Discretionary 15.4%
Airbnb, Inc. - Class A (a)	—	54
Amazon.com, Inc. (a) (b)	11	2,479
Booking Holdings Inc.	—	591
Chipotle Mexican Grill, Inc. (a)	3	183
DoorDash, Inc. - Class A (a)	1	127
Lowe`s Companies, Inc.	1	179
Lululemon Athletica Inc. (a)	—	59
Marriott International, Inc. - Class A	1	266
MercadoLibre, Inc. (a)	—	250
O'Reilly Automotive, Inc. (a)	—	286
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	—	26
Ross Stores, Inc.	1	105
Starbucks Corporation	2	170
Tesla Inc. (a) (b)	4	1,413
		6,188
Communication Services 14.7%
Alphabet Inc. - Class C	11	2,124
Comcast Corporation - Class A	11	423
Former Charter Communications Parent, Inc. - Class A (a)	—	111
Meta Platforms, Inc. - Class A (b)	3	1,446
Netflix, Inc. (a)	1	1,064
Take-Two Interactive Software, Inc. (a)	1	178
T-Mobile US, Inc.	2	507
Trade Desk, Inc., The - Class A (a)	1	72
		5,925
Health Care 5.5%
AbbVie Inc.	1	214
Amgen Inc.	1	174
Biogen Inc. (a)	1	94
Bristol-Myers Squibb Company	2	132
DexCom, Inc. (a)	2	130
Intuitive Surgical, Inc. (a)	1	577
Regeneron Pharmaceuticals, Inc. (a)	—	300
Thermo Fisher Scientific Inc.	—	108
UnitedHealth Group Incorporated	—	131
Vertex Pharmaceuticals Incorporated (a)	1	343
		2,203
Consumer Staples 5.0%
Coca-Cola Company, The	3	199
Constellation Brands, Inc. - Class A	1	130
Costco Wholesale Corporation	1	753
Kraft Heinz Company, The	4	120
Mondelez International, Inc. - Class A	5	287
Monster Beverage 1990 Corporation (a)	3	177
PepsiCo, Inc.	2	344
		2,010
Industrials 4.0%
Copart, Inc. (a)	5	262
CSX Corporation	8	270
Deere & Company	—	127
Eaton Corporation Public Limited Company	1	186
Honeywell International Inc.	2	423
Uber Technologies, Inc. (a)	2	103
United Parcel Service, Inc. - Class B	1	68
Verisk Analytics, Inc.	1	186
		1,625
Utilities 1.2%
NextEra Energy, Inc.	2	148
The Southern Company	2	156
XCEL Energy Inc.	3	166
		470
Materials 1.0%
Linde Public Limited Company	1	410
Financials 0.9%
Corpay Inc (a)	—	104
MasterCard Incorporated - Class A	—	150
PayPal Holdings, Inc. (a)	2	123
		377
Energy 0.3%
Diamondback Energy, Inc.	1	123
Real Estate 0.2%
ProLogis Inc.	1	87
Total Common Stocks (cost $39,090)		39,436
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	677	677
Total Short Term Investments (cost $677)		677
Total Investments 99.6% (cost $39,767)		40,113
Total Purchased Options 1.8% (cost $738)		738
Other Derivative Instruments (1.9)%		(771)
Other Assets and Liabilities, Net 0.5%		176
Total Net Assets 100.0%		40,256

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/JPMorgan Nasdaq Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	13	March 2025	567	(8)	(15)

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Put	19,925.00	03/31/25	19	37,858	738

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Call	22,275.00	03/31/25	19	42,323	(611)
NASDAQ 100 Stock Index	Put	16,775.00	03/31/25	19	31,873	(152)
						(763)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Nasdaq Hedged Equity Fund
Assets - Securities
Common Stocks	39,436	—	—	39,436
Short Term Investments	677	—	—	677
	40,113	—	—	40,113
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	738	—	—	738
	738	—	—	738
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15)	—	—	(15)
Exchange Traded Written Options	(763)	—	—	(763)
	(778)	—	—	(778)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 82.0%
Mortgage-Backed Securities 26.7%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	6	7
7.00%, 10/01/31 - 06/01/32	6	6
5.00%, 08/01/33 - 11/01/54	7,635	7,384
3.20%, 04/01/34	6,457	5,691
5.50%, 07/01/38	558	571
4.50%, 10/01/40	269	261
3.50%, 09/01/46 - 01/01/50	5,467	4,881
3.00%, 01/01/47 - 06/01/50	6,145	5,318
2.50%, 05/01/50	7,735	6,349
2.00%, 09/01/50 - 09/01/51	20,491	16,048
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 12/01/50	24,680	23,017
3.18%, 09/01/25	4,504	4,463
3.10%, 01/01/26	7,500	7,376
6.50%, 03/01/26 - 03/01/36	59	62
3.33%, 03/01/27	2,192	2,136
3.04%, 06/01/27 (a)	1,909	1,845
7.00%, 03/01/29	2	2
8.00%, 12/01/29 - 03/01/31	8	8
6.00%, 02/01/31 - 12/01/36	1,308	1,356
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	28,829
3.54%, 06/01/32	1,822	1,668
1.94%, 10/01/33	10,000	7,903
2.52%, 09/01/34	7,008	5,781
2.41%, 10/01/34	10,053	8,215
5.50%, 02/01/35 - 10/01/36	715	730
1.78%, 05/01/35	15,000	11,043
5.00%, 09/01/35 - 06/01/53	26,219	25,453
2.04%, 06/01/37	5,196	3,772
3.50%, 06/01/42 - 04/01/52	28,263	25,505
3.00%, 03/01/43 - 09/01/52	34,733	29,923
2.00%, 10/01/50	10,877	8,507
2.50%, 10/01/50 - 01/01/52	13,210	10,835
4.50%, 08/01/52 - 10/01/52	64,919	61,545
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	267	272
2.50%, 09/15/49 - 01/20/50	15,046	12,579
3.00%, 04/15/50	8,642	7,550
3.50%, 09/20/51	6,713	5,901
		342,794
U.S. Treasury Note 20.7%
Treasury, United States Department of
1.75%, 03/15/25	10,000	9,947
2.75%, 05/15/25	10,000	9,944
2.63%, 01/31/26	25,000	24,574
4.63%, 06/30/26	20,000	20,109
2.00%, 11/15/26	17,000	16,315
2.25%, 02/15/27 - 08/15/27	105,000	100,399
0.63%, 03/31/27	25,000	23,082
4.13%, 10/31/27	10,000	9,963
4.00%, 06/30/28	20,000	19,797
1.50%, 11/30/28	25,000	22,457
3.88%, 08/15/34	10,000	9,463
		266,050
Collateralized Mortgage Obligations 13.1%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	4,560	4,089
Series BY-3104, REMIC, 5.50%, 01/15/26	89	89
Series KW-3874, REMIC, 4.50%, 06/15/26	141	140
Series GT-3270, REMIC, 5.50%, 01/15/27	147	147
Series DG-3737, REMIC, 5.00%, 10/15/30	39	39
Series PA-3981, REMIC, 3.00%, 04/15/31	183	182
Series AM-2525, REMIC, 4.50%, 04/15/32	52	51
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,225
Series MJ-2638, REMIC, 5.00%, 07/15/33	311	311
Series MU-2915, REMIC, 5.00%, 01/15/35	446	448
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,699	2,699
Series CB-3688, REMIC, 4.00%, 06/15/36	365	352
Series PB-3283, REMIC, 5.50%, 07/15/36	379	383
Series B-3413, REMIC, 5.50%, 04/15/37	137	139
Series PE-3341, REMIC, 6.00%, 07/15/37	256	263
Series HZ-4365, REMIC, 3.00%, 01/15/40	2,669	2,451
Series QH-3699, REMIC, 5.50%, 07/15/40	352	355
Series PB-4047, REMIC, 3.50%, 01/15/41	1,003	994
Series YN-4094, REMIC, 3.00%, 08/15/42	2,035	1,887
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	3,932
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	2,967
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,266
Series KR-4945, REMIC, 2.50%, 09/25/49	4,391	3,708
Series MD-4937, REMIC, 2.50%, 10/25/49	3,510	2,993
Series PA-4933, REMIC, 2.50%, 10/25/49	5,499	4,680
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	6,375	5,509
Series 2024-MT-2, REMIC, 3.50%, 05/25/64	3,012	2,641
Federal National Mortgage Association, Inc.
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	5,206	5,019
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,548
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	11	10
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	4,771	4,472
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,595	1,557
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,074
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,536
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,864
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,609
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	58	58
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	735	740
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	280	223
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,136
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	11	11
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,365
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	832	833
Series 2010-SL-4, REMIC, 1.05%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (a)	25	17
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	40	39
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	422	417
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,318
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,247	1,295
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	486	459
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	353	353
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,117
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,524	2,247
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	805	779
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	2,179	2,007
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	11,491
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	5,061	4,599
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	2,889	2,528
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	1,782	1,592
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	8,490	7,478
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,256	3,612
Series 2009-A-W1, REMIC, 5.99%, 12/25/49	95	98
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	8,608	6,777
Government National Mortgage Association
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	254	257
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	372	374
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	521	525
Interest Only, Series 2008-SA-40, REMIC, 1.89%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (a)	511	27
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	38	38
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	969	933
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	11,343	11,161
Interest Only, Series 2011-SH-97, REMIC, 1.65%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (a)	922	65
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,378
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	991
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	3,907
Series 2013-FA-H16, REMIC, 5.31%, (1 Month Term SOFR + 0.65%), 07/20/63 (a)	1,023	1,022
		167,896

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 11.7%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	80,000	51,006
2.38%, 02/15/42	15,000	10,676
3.88%, 02/15/43 - 05/15/43	18,000	15,876
3.75%, 11/15/43	48,000	41,325
3.00%, 05/15/45 - 02/15/48	37,500	28,118
2.25%, 08/15/49	5,000	3,098
		150,099
Commercial Mortgage-Backed Securities 3.9%
Federal Home Loan Mortgage Corporation
Series A1-K087, REMIC, 3.59%, 10/25/27	1,422	1,402
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,677
Series A2-K149, REMIC, 3.53%, 08/25/32	6,000	5,472
Series APT2-Q013, REMIC, 1.16%, 05/25/50 (a)	4,453	4,088
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 2.94%, 09/25/27 (a)	1,851	1,770
Series 2019-A2-M1, REMIC, 3.54%, 09/25/28 (a)	3,340	3,209
Series 2022-A2-M3, REMIC, 1.71%, 11/25/31 (a)	7,500	6,075
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,360
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,932	7,471
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	10,821	9,897
		50,421
U.S. Government Agency Obligations 3.0%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (b)	7,500	6,340
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (b) (c)	4,000	3,470
FHLBanks Office of Finance
5.75%, 06/12/26 (b)	5,000	5,106
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (b) (c)	20,660	16,365
Tennessee Valley Authority
0.75%, 05/15/25 (b)	4,500	4,441
Interest Only, 0.00%, 07/15/37 (b) (c)	6,000	3,184
		38,906
U.S. Treasury Inflation Indexed Securities 2.9%
Treasury, United States Department of
1.38%, 02/15/44 (d)	45,035	37,400
U.S. Government Agency Asset-Backed Securities 0.0%
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	298	308
Total Government And Agency Obligations (cost $1,192,229)		1,053,874
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.0%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.68%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (e)	251	225
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 4.90%, (1 Month Term SOFR + 0.53%), 07/20/46 (a) (e)	139	115
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	7,221
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,348
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	556	543
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,497	4,397
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	7,694
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	7,915	7,708
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	119	115
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 07/17/25	8,775	8,709
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (a)	2,989	2,925
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,165	6,022
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	9,967
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	9,015
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 4.09%, 02/25/34 (a)	185	157
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 6.04%, 10/25/34 (a)	30	29
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,023	866
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	3,956	3,794
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 4.71%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (e)	4	11
SCF Equipment Leasing 2022-2 LLC
Series 2022-A3-2A, 6.50%, 10/21/30	8,993	9,038
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 4.87%, (1 Month Term SOFR + 0.53%), 08/25/36 (a) (e)	214	170
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,615	11,116
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/12/30	144	143
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,469
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	2,617
Total Non-U.S. Government Agency Asset-Backed Securities (cost $110,072)		102,414
CORPORATE BONDS AND NOTES 7.6%
Financials 3.3%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,574
Bank of America Corporation
6.20%, 11/10/28	8,315	8,609
BNP Paribas
1.32%, 01/13/27 (f) (g)	6,470	6,225
KeyBank National Association
5.85%, 11/15/27	8,000	8,181
Morgan Stanley
2.70%, 01/22/31	4,300	3,829
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,646
State Street Corporation
3.15%, 03/30/31	2,000	1,833
Toyota Motor Credit Corporation
5.45%, 11/10/27	3,500	3,581
		42,478
Communication Services 1.3%
AT&T Inc.
1.65%, 02/01/28	7,515	6,831
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,395
		16,226
Consumer Staples 1.1%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,422
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,165
Kroger Co., The
1.70%, 01/15/31	5,000	4,116

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Philip Morris International Inc.
5.75%, 11/17/32	5,000	5,141
		13,844
Health Care 0.5%
MultiCare Health System
2.80%, 08/15/50	1,250	730
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,322
Zoetis Inc.
2.00%, 05/15/30	2,200	1,891
		6,943
Utilities 0.4%
Ameren Illinois Company
5.90%, 12/01/52	625	641
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,081
		5,722
Industrials 0.4%
Penske Truck Leasing Co., L.P.
5.88%, 11/15/27 (g)	5,000	5,118
Consumer Discretionary 0.3%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,512
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,003
ONEOK, Inc.
6.10%, 11/15/32	1,520	1,575
		2,578
Materials 0.1%
Nutrien Ltd.
5.95%, 11/07/25	1,225	1,239
Real Estate 0.0%
Healthpeak OP, LLC
3.40%, 02/01/25	93	93
Total Corporate Bonds And Notes (cost $102,554)		97,753
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 4.36% (h) (i)	26,006	26,006
Total Short Term Investments (cost $26,006)		26,006
Total Investments 99.6% (cost $1,430,861)		1,280,047
Other Assets and Liabilities, Net 0.4%		4,759
Total Net Assets 100.0%		1,284,806

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $24,666 and 1.9% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	55,867	418,355	448,216	2,095	—	—	26,006	2.0
JNL Government Money Market Fund, 4.46% - Class SL	—	27,573	27,573	28	—	—	—	—
	55,867	445,928	475,789	2,123	—	—	26,006	2.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,053,874	—	1,053,874
Non-U.S. Government Agency Asset-Backed Securities	—	102,414	—	102,414
Corporate Bonds And Notes	—	97,753	—	97,753
Short Term Investments	26,006	—	—	26,006
	26,006	1,254,041	—	1,280,047

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.6%
Financials 26.4%
American Express Company	86	25,400
Ares Management Corporation - Class A	95	16,876
Bank of America Corporation	893	39,233
Berkshire Hathaway Inc. - Class B (a)	85	38,624
BlackRock, Inc.	19	19,193
Blackstone Inc. - Class A	115	19,786
Capital One Financial Corporation	98	17,435
Charles Schwab Corporation, The	444	32,872
Chubb Limited	62	17,160
First Citizens BancShares, Inc. - Class A	7	14,478
Fiserv, Inc. (a)	113	23,127
Goldman Sachs Group, Inc., The	19	11,025
Hartford Financial Services Group, Inc. , The	118	12,906
M&T Bank Corporation	101	18,942
Marsh & Mclennan Companies, Inc.	45	9,622
MetLife, Inc.	172	14,126
Morgan Stanley	261	32,763
The PNC Financial Services Group, Inc.	98	18,875
Wells Fargo & Company	735	51,619
		434,062
Industrials 15.1%
Carrier Global Corporation	411	28,040
CSX Corporation	959	30,934
Deere & Company	39	16,620
Dover Corporation	136	25,448
Eaton Corporation Public Limited Company	80	26,420
General Dynamics Corporation	88	23,095
Northrop Grumman Corporation	23	10,643
Parker-Hannifin Corporation	27	16,929
Republic Services, Inc.	36	7,253
RTX Corporation	180	20,819
Union Pacific Corporation	81	18,517
United Parcel Service, Inc. - Class B	187	23,568
		248,286
Health Care 14.0%
AbbVie Inc.	145	25,730
Becton, Dickinson and Company	48	10,932
Boston Scientific Corporation (a)	169	15,127
Bristol-Myers Squibb Company	418	23,618
Cardinal Health, Inc.	43	5,059
Eli Lilly and Company	10	7,735
Humana Inc.	20	5,102
Johnson & Johnson	142	20,528
Medtronic, Inc.	156	12,430
Merck & Co., Inc.	99	9,835
Regeneron Pharmaceuticals, Inc. (a)	16	11,408
The Cigna Group	58	16,141
Thermo Fisher Scientific Inc.	20	10,181
UnitedHealth Group Incorporated	83	42,044
Universal Health Services, Inc. - Class B	24	4,365
Vertex Pharmaceuticals Incorporated (a)	25	9,987
		230,222
Consumer Discretionary 8.7%
AutoZone, Inc. (a)	5	15,728
Booking Holdings Inc.	2	8,829
Home Depot, Inc., The	63	24,572
Lowe`s Companies, Inc.	120	29,697
McDonald's Corporation	95	27,566
O'Reilly Automotive, Inc. (a)	10	12,019
TJX Companies, Inc., The	208	25,135
		143,546
Information Technology 8.1%
Advanced Micro Devices, Inc. (a)	80	9,625
Analog Devices, Inc.	133	28,318
International Business Machines Corporation	46	10,035
Micron Technology, Inc.	87	7,358
Microsoft Corporation	57	24,036
NXP Semiconductors N.V.	82	17,028
Texas Instruments Incorporated	137	25,633
Western Digital Corporation (a)	187	11,144
		133,177
Energy 7.0%
Chevron Corporation	213	30,900
ConocoPhillips	342	33,955
EOG Resources, Inc.	182	22,371
Exxon Mobil Corporation	259	27,862
		115,088
Consumer Staples 5.7%
Mondelez International, Inc. - Class A	193	11,534
PepsiCo, Inc.	74	11,326
Philip Morris International Inc.	234	28,184
Procter & Gamble Company, The	121	20,371
Walmart Inc.	253	22,840
		94,255
Materials 4.6%
Air Products and Chemicals, Inc.	96	27,901
Axalta Coating Systems Ltd. (a)	474	16,204
Ball Corporation	193	10,620
Vulcan Materials Company	82	21,164
		75,889
Utilities 4.3%
CMS Energy Corporation	237	15,822
Entergy Corporation	91	6,877
NextEra Energy, Inc.	259	18,534
Public Service Enterprise Group Incorporated	217	18,358
XCEL Energy Inc.	172	11,623
		71,214
Communication Services 4.0%
Alphabet Inc. - Class C	68	12,886
Comcast Corporation - Class A	515	19,339
Meta Platforms, Inc. - Class A	22	13,151
T-Mobile US, Inc.	32	7,101
Walt Disney Company, The	122	13,641
		66,118
Real Estate 1.7%
AvalonBay Communities, Inc.	25	5,604
Host Hotels & Resorts, Inc.	411	7,195
ProLogis Inc.	39	4,178
Ventas, Inc.	182	10,714
		27,691
Total Common Stocks (cost $1,265,310)		1,639,548
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.36% (e) (f)	6,731	6,731
Total Short Term Investments (cost $6,731)		6,731
Total Investments 100.0% (cost $1,272,041)		1,646,279
Other Assets and Liabilities, Net 0.0%		61
Total Net Assets 100.0%		1,646,340

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	17,600	298,822	309,691	480	—	—	6,731	0.4

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,639,548	—	—	1,639,548
Other Equity Interests	—	—	—	—
Short Term Investments	6,731	—	—	6,731
	1,646,279	—	—	1,646,279

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Lazard International Quality Growth Fund
COMMON STOCKS 97.8%
United Kingdom 18.8%
Diageo PLC	331	10,519
Diploma PLC	138	7,348
Experian PLC	243	10,474
Halma Public Limited Company	482	16,202
London Stock Exchange Group PLC	119	16,720
Relx PLC	315	14,290
Unilever PLC	217	12,360
		87,913
Japan 8.5%
Hoya Corporation	75	9,314
Keyence Corporation	21	8,578
M3, Inc.	683	6,011
Shimano Inc.	27	3,569
SMS Co., Ltd.	535	5,281
Toei Animation Co., Ltd.	310	6,923
		39,676
United States of America 8.1%
Accenture Public Limited Company - Class A	42	14,640
AON Public Limited Company - Class A	41	14,818
Universal Music Group N.V.	337	8,625
		38,083
France 7.2%
EssilorLuxottica	62	15,275
LVMH Moet Hennessy Louis Vuitton	19	12,330
Pernod Ricard	56	6,235
		33,840
Netherlands 5.9%
ASML Holding N.V.	14	9,566
IMcD N.V.	55	8,157
Wolters Kluwer N.V. - Class C	59	9,870
		27,593
Germany 5.8%
SAP SE	70	16,997
Scout24 SE (a)	114	10,032
		27,029
Canada 5.6%
BRP Inc.	98	4,994
Dollarama Inc.	130	12,677
Toromont Industries Ltd.	107	8,433
		26,104
Taiwan 5.3%
Lotes Co., Ltd	104	6,206
Taiwan Semiconductor Manufacturing Company Limited - ADR	94	18,661
		24,867
Switzerland 4.8%
Partners Group Holding AG	11	15,379
VAT Group AG (a)	19	6,972
		22,351
Sweden 4.1%
ASSA ABLOY AB - Class B	398	11,727
Hexagon Aktiebolag - Class B	760	7,279
		19,006
Hong Kong 3.5%
AIA Group Limited	794	5,745
Hong Kong Exchanges and Clearing Limited	279	10,577
		16,322
Spain 2.9%
Industria de Diseno Textil, S.A.	267	13,718
Israel 2.9%
Check Point Software Technologies Ltd (b)	72	13,392
India 2.8%
HDFC Bank Limited - ADR	209	13,369
South Africa 2.8%
Clicks Group	664	13,142
China 2.5%
Tencent Holdings Limited	218	11,695
Australia 1.9%
Computershare Limited	427	8,972
Denmark 1.6%
Coloplast A/S - Class B	71	7,728
Norway 1.6%
Gjensidige Forsikring ASA	437	7,703
Brazil 1.2%
TOTVS S.A.	1,319	5,701
Total Common Stocks (cost $475,889)		458,204
PREFERRED STOCKS 1.2%
Germany 1.2%
Sartorius Aktiengesellschaft	25	5,632
Total Preferred Stocks (cost $7,159)		5,632
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	4,281	4,281
Total Short Term Investments (cost $4,281)		4,281
Total Investments 99.9% (cost $487,329)		468,117
Other Assets and Liabilities, Net 0.1%		347
Total Net Assets 100.0%		468,464

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Lazard International Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	13,904	222,920	232,543	517	—	—	4,281	0.9
JNL Government Money Market Fund, 4.46% - Class SL	—	32,319	32,319	79	—	—	—	—
	13,904	255,239	264,862	596	—	—	4,281	0.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Lazard International Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Scout24 SE	10/21/24	9,919	10,032	2.1
VAT Group AG	03/08/24	9,717	6,972	1.5
		19,636	17,004	3.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Quality Growth Fund
Assets - Securities
Common Stocks	100,984	357,220	—	458,204
Preferred Stocks	—	5,632	—	5,632
Short Term Investments	4,281	—	—	4,281
	105,265	362,852	—	468,117

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 98.4%
United States of America 60.3%
Alnylam Pharmaceuticals, Inc. (a)	66	15,615
Alphabet Inc. - Class A	214	40,578
Amazon.com, Inc. (a)	227	49,707
Autodesk, Inc. (a)	23	6,907
Block, Inc. - Class A (a)	91	7,727
Boeing Company, The (a)	143	25,284
Deere & Company	10	4,312
Doximity, Inc. - Class A (a)	192	10,270
Expeditors International of Washington, Inc. - Class A	34	3,794
Meta Platforms, Inc. - Class A	97	56,796
Microsoft Corporation	64	26,792
Netflix, Inc. (a)	43	37,919
Oracle Corporation	189	31,461
Qualcomm Incorporated	58	8,860
Salesforce, Inc.	54	17,958
SEI Investments Company	73	6,019
Tesla Inc. (a)	127	51,451
Under Armour, Inc. - Class A (a)	411	3,401
Vertex Pharmaceuticals Incorporated (a)	34	13,649
Visa Inc. - Class A	85	26,947
Yum! Brands, Inc.	29	3,875
		449,322
China 7.9%
Alibaba Group Holding Limited - ADR	80	6,806
Baidu, Inc. - Class A - ADR (a)	78	6,560
Tencent Holdings Limited	365	19,545
Trip.com Group Limited - ADR (a)	262	18,002
Yum China Holdings, Inc.	158	7,630
		58,543
Argentina 5.6%
MercadoLibre, Inc. (a)	25	41,977
Netherlands 4.5%
Adyen N.V. (a) (b)	16	23,808
NXP Semiconductors N.V.	48	10,005
		33,813
United Kingdom 4.5%
Arm Holdings PLC - ADR (a) (c)	99	12,269
Experian PLC	334	14,389
Reckitt Benckiser Group PLC	35	2,113
Unilever PLC	88	4,981
		33,752
Canada 4.5%
Shopify Inc. - Class A (a)	316	33,629
Switzerland 4.3%
CRISPR Therapeutics AG (a) (c)	180	7,097
Nestle S.A. - Class N	52	4,305
Novartis AG - Class N	208	20,364
		31,766
Denmark 2.5%
Novo Nordisk A/S - Class B	216	18,618
France 1.5%
LVMH Moet Hennessy Louis Vuitton	12	7,549
Societe d'exploitation Hoteliere (c)	47	3,876
		11,425
Japan 1.4%
FANUC Corporation	398	10,408
Brazil 1.3%
American Beverage Co Ambev - ADR	5,022	9,290
Hong Kong 0.1%
Budweiser Brewing Company APAC Limited (b)	875	843
Total Common Stocks (cost $486,735)		733,386
PREFERRED STOCKS 1.3%
Switzerland 1.3%
Roche Holding AG	34	9,503
Total Preferred Stocks (cost $11,039)		9,503
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	7,561	7,561
Total Short Term Investments (cost $7,561)		7,561
Total Investments 100.7% (cost $505,335)		750,450
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (0.7)%		(4,961)
Total Net Assets 100.0%		745,484

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	5,624	159,086	157,149	356	—	—	7,561	1.0

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/21/20	20,350	23,808	3.2
Budweiser Brewing Company APAC Limited	04/21/20	2,376	843	0.1
		22,726	24,651	3.3

JNL/Loomis Sayles Global Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	SSB	01/03/25	CHF	1,251	1,378	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Loomis Sayles Global Growth Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/DKK	BCL	01/03/25	DKK	(600)	(83)	—
USD/HKD	BNP	01/03/25	HKD	(696)	(90)	—
USD/JPY	SSB	01/07/25	JPY	(7,102)	(45)	—
					1,160	(5)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	602,587	130,799	—	733,386
Preferred Stocks	—	9,503	—	9,503
Short Term Investments	7,561	—	—	7,561
	610,148	140,302	—	750,450
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
	—	(5)	—	(5)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 58.7%
Financials 21.5%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (a)	2,778	2,769
6.34%, 09/18/27 (a) (b)	600	613
AEGON Funding Company LLC
5.50%, 04/16/27 (a) (c)	1,260	1,271
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	289	298
4.63%, 09/10/29	661	646
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	1,196	1,240
AIB Group Public Limited Company
6.61%, 09/13/29 (a)	745	778
AIG Global Funding
5.20%, 01/12/29 (a)	418	420
Ally Financial Inc.
5.75%, 11/20/25	2,328	2,341
Aon Corporation
8.21%, 01/01/27	617	651
Arthur J. Gallagher & Co.
4.85%, 12/15/29	436	436
Atlas Warehouse Lending Company, L.P.
6.05%, 01/15/28 (a)	429	430
6.25%, 01/15/30 (a)	250	249
Aviation Capital Group LLC
1.95%, 01/30/26 - 09/20/26 (a)	3,278	3,131
3.50%, 11/01/27 (a)	609	582
6.25%, 04/15/28 (a)	533	550
5.38%, 07/15/29 (a)	345	345
Avolon Holdings Funding Limited
5.50%, 01/15/26 (a)	1,949	1,953
2.13%, 02/21/26 (a)	243	235
4.25%, 04/15/26 (a)	2,307	2,279
3.25%, 02/15/27 (a)	378	363
4.95%, 01/15/28 (a)	396	393
2.75%, 02/21/28 (a)	478	443
6.38%, 05/04/28 (a)	849	872
5.75%, 03/01/29 - 11/15/29 (a)	939	948
Bank of America Corporation
1.32%, 06/19/26	1,426	1,403
1.20%, 10/24/26	1,593	1,548
1.73%, 07/22/27	607	579
Bank of Ireland Group Public Limited Company
6.25%, 09/16/26 (a) (b)	1,739	1,749
2.03%, 09/30/27 (a)	1,172	1,115
5.60%, 03/20/30 (a)	854	863
BankUnited, Inc.
4.88%, 11/17/25	1,080	1,072
Banque Nationale Du Canada
4.50%, 10/10/29 (b)	511	497
Barclays PLC
2.85%, 05/07/26 (b)	350	348
5.20%, 05/12/26 (b)	1,618	1,615
5.83%, 05/09/27	646	653
6.50%, 09/13/27	725	742
2.28%, 11/24/27 (b)	680	646
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.25%, 09/10/29 (a)	200	196
Block, Inc.
0.00%, 05/01/26 (b) (d)	684	633
2.75%, 06/01/26	452	435
BNP Paribas
2.22%, 06/09/26 (a) (b)	1,563	1,540
2.59%, 01/20/28 (a)	2,104	2,000
5.13%, 01/13/29 (a) (b)	221	220
5.50%, 05/20/30 (a)	898	900
BPCE
4.50%, 03/15/25 (a)	1,871	1,866
5.98%, 01/18/27 (a) (b)	846	852
Bread Financial Payments, Inc.
7.00%, 01/15/26 (a)	558	557
Brighthouse Financial, Inc.
5.55%, 04/09/27 (a)	935	943
5.65%, 06/10/29 (a)	748	753
CaixaBank, S.A.
5.67%, 03/15/30 (a)	380	384
Castlelake Aviation Finance Designated Activity Company
5.00%, 04/15/27 (a)	282	283
Citigroup Inc.
4.40%, 06/10/25	1,854	1,851
3.89%, 01/10/28	817	801
5.17%, 02/13/30	1,268	1,269
Citizens Bank, National Association
5.28%, 01/26/26	1,062	1,062
4.58%, 08/09/28 (e)	759	752
Citizens Financial Group, Inc.
5.84%, 01/23/30	469	477
CNO Financial Group, Inc.
5.25%, 05/30/25	609	609
CNO Global Funding
1.75%, 10/07/26 (a)	1,016	960
5.88%, 06/04/27 (a)	943	961
4.88%, 12/10/27 (a)	505	503
4.95%, 09/09/29 (a)	262	260
Credit Agricole SA
4.38%, 03/17/25 (a) (b)	841	839
Danske Bank A/S
6.47%, 01/09/26 (a)	1,265	1,265
1.62%, 09/11/26 (a)	3,851	3,761
5.43%, 03/01/28 (a)	637	643
4.30%, 04/01/28 (a)	367	362
4.61%, 10/02/30 (a) (b)	771	748
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	1,075	1,084
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (f)	965	1,005
6.50%, 06/04/29 (f)	115	117
F&G Global Funding
5.15%, 07/07/25 (a)	1,915	1,917
2.30%, 04/11/27 (a)	608	569
5.88%, 06/10/27 (a)	651	660
Federation des caisses Desjardins du Quebec
5.70%, 03/14/28 (a) (b)	440	448
5.25%, 04/26/29 (a)	868	872
First Citizens BancShares, Inc.
3.38%, 03/15/30	221	219
Ford Motor Credit Company LLC
5.13%, 06/16/25 - 11/05/26	1,910	1,909
3.38%, 11/13/25	1,539	1,514
5.85%, 05/17/27	621	627
7.35%, 11/04/27	591	619
5.80%, 03/08/29	1,112	1,112
5.30%, 09/06/29	1,046	1,022
GA Global Funding Trust
4.40%, 09/23/27 (a)	996	982
5.50%, 01/08/29 (a)	821	827
General Motors Financial Company, Inc.
2.75%, 06/20/25	408	404
5.40%, 04/06/26 - 05/08/27	442	446
5.35%, 07/15/27	454	459
5.55%, 07/15/29	509	516
4.90%, 10/06/29	655	645
GGAM Finance Ltd.
7.75%, 05/15/26 (a)	184	186
Global Payments Inc.
2.65%, 02/15/25	318	317
Goldman Sachs Group, Inc., The
1.95%, 10/21/27	3,170	3,007
2.64%, 02/24/28	420	401
4.22%, 05/01/29	2,501	2,432
Home Point Capital Inc.
5.00%, 02/01/26 (a)	411	406

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
HSBC Holdings PLC
3.00%, 03/10/26 (b)	1,048	1,046
5.89%, 08/14/27 (b)	762	773
5.60%, 05/17/28	869	879
Huntington Bancshares Incorporated
4.44%, 08/04/28	403	398
ING Groep N.V.
6.08%, 09/11/27 (b)	1,325	1,349
Intesa Sanpaolo SPA
5.71%, 01/15/26 (a)	200	200
KeyBank National Association
4.70%, 01/26/26	1,404	1,402
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	1,000	999
Lloyds Banking Group PLC
5.46%, 01/05/28 (b)	272	274
LPL Holdings, Inc.
5.70%, 05/20/27	251	254
4.63%, 11/15/27 (a)	1,088	1,069
6.75%, 11/17/28	756	793
M&T Bank Corporation
4.55%, 08/16/28	637	630
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (a)	927	980
5.15%, 03/17/30 (a)	176	172
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b) (c)	2,021	2,019
Macquarie Group Limited
1.34%, 01/12/27 (a)	645	621
Manufacturers and Traders Trust Company
4.65%, 01/27/26	2,603	2,598
4.70%, 01/27/28	397	393
MGIC Investment Corporation
5.25%, 08/15/28	537	525
Mitsubishi UFJ Financial Group Inc
5.72%, 02/20/26	594	594
Morgan Stanley
4.68%, 07/17/26	175	175
5.12%, 02/01/29	623	624
5.45%, 07/20/29	720	728
5.04%, 07/19/30	383	383
Mutual Of Omaha Cps Global Funding
5.80%, 07/27/26 (a)	370	374
5.45%, 12/12/28 (a)	620	627
NatWest Group PLC
7.47%, 11/10/26 (b)	1,512	1,542
4.89%, 05/18/29 (b)	470	465
5.81%, 09/13/29	491	501
4.96%, 08/15/30 (b)	519	511
Navient Corporation
6.75%, 06/25/25	875	876
5.00%, 03/15/27	144	141
NMI Holdings, Inc.
6.00%, 08/15/29	256	258
Osaic Holdings, Inc.
10.75%, 08/01/27 (a)	532	550
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	738	735
Principal Life Global Funding II
5.10%, 01/25/29 (a)	655	658
Radian Group Inc.
6.20%, 05/15/29	465	477
RGA Global Funding
5.45%, 05/24/29 (a)	502	509
Rocket Mortgage, LLC
2.88%, 10/15/26 (a)	2,188	2,072
Sammons Financial Group, Inc.
5.10%, 12/10/29 (a)	491	488
Santander Holdings USA, Inc.
3.24%, 10/05/26	217	211
2.49%, 01/06/28	385	365
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)	397	395
6.53%, 01/10/29 (b)	955	984
SLM Corporation
4.20%, 10/29/25	287	284
Societe Generale
2.23%, 01/21/26 (a) (b)	555	554
1.49%, 12/14/26 (a)	500	483
5.25%, 02/19/27 (a) (b)	1,126	1,127
Standard Chartered PLC
2.82%, 01/30/26 (a)	1,240	1,237
6.19%, 07/06/27 (a) (b)	306	311
6.75%, 02/08/28 (a)	393	405
5.69%, 05/14/28 (a)	457	461
3.52%, 02/12/30 (e)	431	429
Sumitomo Mitsui Financial Group, Inc.
5.80%, 07/13/28	407	417
Swedbank Finans Aktiebolag
5.58%, (SOFR + 1.03%), 11/20/29 (a) (g)	629	630
Synchrony Financial
4.50%, 07/23/25	798	794
Tiaa Asset Management, LLC
5.55%, 01/15/30 (a)	325	331
Truist Financial Corporation
6.05%, 06/08/27	514	522
4.87%, 01/26/29	477	475
5.44%, 01/24/30	409	413
U.S. Bancorp
4.55%, 07/22/28	564	560
4.65%, 02/01/29	883	874
5.78%, 06/12/29	840	860
5.10%, 07/23/30	646	644
UBS Group AG
5.71%, 01/12/27 (a)	555	559
1.49%, 08/10/27 (a) (b)	313	297
6.44%, 08/11/28 (a) (b)	2,029	2,095
3.87%, 01/12/29 (a) (b)	523	504
5.43%, 02/08/30 (a) (b)	279	281
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (a)	749	745
Wells Fargo & Company
2.19%, 04/30/26	679	673
4.54%, 08/15/26	528	527
4.81%, 07/25/28	1,074	1,070
5.57%, 07/25/29	1,270	1,289
6.30%, 10/23/29	523	544
5.20%, 01/23/30	988	991
		144,476
Energy 10.9%
6297782 LLC
4.91%, 09/01/27 (a)	640	638
5.03%, 10/01/29 (a)	777	764
Antero Resources Corporation
7.63%, 02/01/29 (a)	1,544	1,580
Apache Corporation
4.38%, 10/15/28	2,186	2,104
Buckeye Partners, L.P.
4.13%, 03/01/25 (a)	659	656
3.95%, 12/01/26	1,138	1,097
California Resources Corporation
7.13%, 02/01/26 (a)	194	194
Canadian Natural Resources Limited
5.00%, 12/15/29 (a)	195	193
Cheniere Energy, Inc.
4.63%, 10/15/28	353	346
Chord Energy Corporation
6.38%, 06/01/26 (a)	1,098	1,098
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	708	709
6.38%, 06/15/26 (a)	687	688
Civitas Resources, Inc.
5.00%, 10/15/26 (a)	1,250	1,231
8.38%, 07/01/28 (a)	702	729
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	1,523	1,545
Continental Resources, Inc.
2.27%, 11/15/26 (a)	1,639	1,552

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
4.38%, 01/15/28	868	844
Coterra Energy Inc.
3.90%, 05/15/27	2,053	2,006
4.38%, 03/15/29	1,237	1,197
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)	1,572	1,643
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,869	1,866
6.00%, 02/01/29 (a)	1,100	1,116
Devon Energy Corporation
5.25%, 10/15/27	1,045	1,045
Diamondback Energy, Inc.
5.15%, 01/30/30	261	261
DT Midstream, Inc.
4.13%, 06/15/29 (a)	1,600	1,497
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (a)	884	902
Ecopetrol S.A.
8.63%, 01/19/29	1,557	1,651
Enbridge Inc.
5.30%, 04/05/29	383	387
EnLink Midstream Partners, LP
4.15%, 06/01/25	750	747
Enlink Midstream, LLC
5.63%, 01/15/28 (a)	1,336	1,348
EQM Midstream Partners, LP
7.50%, 06/01/27 (a)	907	925
EQT Corporation
3.13%, 05/15/26 (a)	1,787	1,741
3.90%, 10/01/27	1,089	1,059
5.70%, 04/01/28	564	572
Expand Energy Corporation
5.88%, 02/01/29 (a)	878	867
Genesis Energy, L.P.
8.00%, 01/15/27	451	459
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	340	330
Greenko Power Projects (Mauritius) Limited
5.50%, 04/06/25 (e)	1,222	1,216
Greenko Solar (Mauritius) Limited
5.55%, 01/29/25 (e)	1,000	999
Gulfport Energy Operating Corporation
6.75%, 09/01/29 (a)	1,009	1,016
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	525	518
4.85%, 12/01/29 (a) (c)	913	886
HF Sinclair Corporation
5.00%, 02/01/28	1,168	1,157
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	862	859
Kinetik Holdings LP
6.63%, 12/15/28 (a)	530	541
Matador Resources Company
6.88%, 04/15/28 (a)	1,304	1,322
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	946	938
Occidental Petroleum Corporation
6.38%, 09/01/28	600	619
ONEOK, Inc.
5.65%, 11/01/28	410	418
Ovintiv Canada ULC
5.65%, 05/15/25 - 05/15/28	1,750	1,767
Ovintiv Exploration Inc.
5.38%, 01/01/26	1,196	1,200
Permian Resources Operating, LLC
5.38%, 01/15/26 (a)	395	392
Petroleos Mexicanos
4.25%, 01/15/25	897	894
6.88%, 10/16/25 (c)	1,236	1,232
6.49%, 01/23/27	1,003	973
Range Resources Corporation
8.25%, 01/15/29	946	975
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	1,050	982
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (a)	828	852
Southwestern Energy Company
5.70%, 01/23/25 (f) (h)	1,240	1,240
5.38%, 02/01/29	841	829
Suncor Energy Inc.
7.88%, 06/15/26	671	699
Targa Resources Partners LP
6.50%, 07/15/27	1,355	1,365
5.00%, 01/15/28	311	308
6.88%, 01/15/29	3,882	3,975
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	1,100	1,075
4.00%, 08/15/26 (e)	1,402	1,360
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	836	870
Vine Energy Holdings LLC
6.75%, 04/15/29 (a)	131	132
Viper Energy, Inc.
5.38%, 11/01/27 (a)	1,432	1,411
Welltec International ApS
8.25%, 10/15/26 (a)	444	452
Western Midstream Operating, LP
4.75%, 08/15/28	385	378
6.35%, 01/15/29	256	265
Whistler Pipeline LLC
5.40%, 09/30/29 (a)	571	569
Williams Companies, Inc., The
5.30%, 08/15/28	535	540
4.90%, 03/15/29	659	654
		73,465
Utilities 5.3%
AEP Texas Inc.
5.45%, 05/15/29	321	325
Alexander Funding Trust II
7.47%, 07/31/28 (a)	550	580
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (h)	1,068	1,074
Alliant Energy Finance, LLC
5.40%, 06/06/27 (a)	244	246
5.95%, 03/30/29 (a)	1,349	1,380
Ameren Corporation
5.00%, 01/15/29	676	676
Black Hills Corporation
5.95%, 03/15/28	724	746
Brooklyn Union Gas Company, The
4.63%, 08/05/27 (a)	1,510	1,492
Calpine Corporation
5.25%, 06/01/26 (a)	267	267
CenterPoint Energy, Inc.
5.40%, 06/01/29	642	649
Centrais Eletricas Brasileiras S/A
3.63%, 02/04/25 (a)	1,016	1,010
Cleco Corporate Holdings LLC
3.74%, 05/01/26	436	427
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (a)	402	377
DPL Inc.
4.13%, 07/01/25	707	699
DTE Energy Company
5.10%, 03/01/29	784	786
Electricite de France
5.70%, 05/23/28 (a)	872	885
Enel Finance International N.V.
5.13%, 06/26/29 (a)	675	674
Engie
5.25%, 04/10/29 (a)	330	331
ESKOM Holdings
7.13%, 02/11/25 (a)	2,085	2,078
Evergy Missouri West, Inc.
5.15%, 12/15/27 (a)	717	720
Eversource Energy
5.95%, 02/01/29	550	566

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,561	1,502
FirstEnergy Corp.
2.05%, 03/01/25	510	506
ITC Holdings Corp.
4.95%, 09/22/27 (a)	551	552
Liberty Utilities Co.
5.58%, 01/31/29 (a) (c)	688	692
Listrindo Capital B.V. in liquidatie
4.95%, 09/14/26 (e)	1,750	1,730
National Fuel Gas Company
5.50%, 01/15/26 (f)	1,576	1,582
5.50%, 10/01/26	562	566
National Grid PLC
5.60%, 06/12/28	503	514
NiSource Inc.
5.20%, 07/01/29	378	381
NRG Energy, Inc.
2.00%, 12/02/25 (a)	1,063	1,031
OGE Energy Corp.
5.45%, 05/15/29	254	258
Pacific Gas And Electric Company
5.47%, (SOFR + 0.95%), 09/04/25 (g)	783	784
3.15%, 01/01/26	1,184	1,164
5.55%, 05/15/29	494	502
Pennsylvania Electric Company
5.15%, 03/30/26 (a)	479	480
Puget Energy, Inc.
3.65%, 05/15/25	1,073	1,066
Southwest Gas Corporation
5.80%, 12/01/27	705	722
5.45%, 03/23/28	564	571
System Energy Resources, Inc.
6.00%, 04/15/28	1,500	1,542
The AES Corporation
3.30%, 07/15/25 (a)	1,648	1,630
5.45%, 06/01/28	711	715
The Southern Company
5.11%, 08/01/27 (h)	673	678
Vistra Operations Company LLC
5.05%, 12/30/26 (a)	175	175
5.63%, 02/15/27 (a)	200	199
		35,530
Consumer Discretionary 5.3%
Aramark Services, Inc.
5.00%, 04/01/25 (a)	1,854	1,850
Carnival Corporation
5.75%, 03/01/27 (a)	1,685	1,679
4.00%, 08/01/28 (a)	2,335	2,215
Clarios Global LP
8.50%, 05/15/27 (a)	647	650
Discovery Communications, LLC
3.95%, 03/20/28	509	482
Flutter Treasury Designated Activity Company
6.38%, 04/29/29 (a)	200	203
Hasbro, Inc.
3.90%, 11/19/29 (f)	1,928	1,805
Hyatt Hotels Corporation
5.75%, 01/30/27 (f)	193	196
5.25%, 06/30/29	388	388
Hyundai Capital America
5.88%, 04/07/25 (a)	401	402
5.65%, 06/26/26 (a)	822	830
5.25%, 01/08/27 (a)	669	673
2.00%, 06/15/28 (a)	654	589
6.10%, 09/21/28 (a)	745	766
5.30%, 01/08/29 (a)	409	410
6.50%, 01/16/29 (a)	763	797
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	651	651
Las Vegas Sands Corp.
3.50%, 08/18/26	1,153	1,125
5.90%, 06/01/27	250	253
Mattel, Inc.
5.88%, 12/15/27 (a)	1,242	1,247
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	770	774
Nissan Motor Acceptance Company LLC
6.95%, 09/15/26 (a)	1,286	1,314
Old Claimco, LLC
6.75%, 05/01/26 (a)	649	645
Prosus N.V.
3.26%, 01/19/27 (a)	875	836
PVH Corp.
4.63%, 07/10/25 (f)	1,159	1,156
Rakuten Group, Inc.
11.25%, 02/15/27 (a)	1,391	1,517
Sizzling Platter, LLC
8.50%, 11/28/25 (a)	1,100	1,099
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	95	94
Tapestry, Inc.
5.10%, 03/11/30	197	195
Volkswagen Group of America Finance, LLC
5.40%, 03/20/26 (a)	950	953
4.90%, 08/14/26 (a)	315	314
5.70%, 09/12/26 (a)	799	806
6.00%, 11/16/26 (a)	400	406
Warnermedia Holdings, Inc.
3.64%, 03/15/25	1,099	1,095
3.79%, 03/15/25	556	554
6.41%, 03/15/26	1,476	1,477
3.76%, 03/15/27	1,808	1,741
4.05%, 03/15/29	309	288
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	1,500	1,493
6.88%, 04/14/28 (a)	1,450	1,453
		35,421
Industrials 4.7%
AGCO Corporation
5.45%, 03/21/27	153	155
Aircastle Limited
5.25%, 08/11/25 (a)	790	791
BAE Systems PLC
5.00%, 03/26/27 (a)	426	428
5.13%, 03/26/29 (a)	318	319
Boeing Company, The
2.20%, 02/04/26 (f)	895	868
2.25%, 06/15/26	413	396
2.70%, 02/01/27	440	419
6.26%, 05/01/27 (f)	1,088	1,113
3.20%, 03/01/29	568	524
6.30%, 05/01/29 (f)	981	1,016
Bombardier Inc.
7.13%, 06/15/26 (a)	87	87
7.88%, 04/15/27 (a)	299	299
Concentrix Corporation
6.65%, 08/02/26	725	738
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	500	507
F-Brasile S.P.A.
7.38%, 08/15/26 (a)	1,000	1,000
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (a)	298	292
GXO Logistics Inc.
1.65%, 07/15/26	1,040	988
6.25%, 05/06/29	1,158	1,191
HEICO Corporation
5.25%, 08/01/28	439	443
Hexcel Corporation
4.95%, 08/15/25 (f) (h)	1,052	1,049
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,007	1,011
IDEX Corporation
4.95%, 09/01/29	174	174
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,355	1,410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
MasTec, Inc.
4.50%, 08/15/28 (a)	573	556
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (a)	260	265
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	284	277
5.35%, 01/12/27 (a)	852	859
4.20%, 04/01/27 (a)	1,403	1,380
Quanta Services, Inc.
4.75%, 08/09/27	258	258
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (f)	1,622	1,648
Rolls-Royce PLC
3.63%, 10/14/25 (a)	485	478
5.75%, 10/15/27 (a)	400	406
TransDigm Inc.
5.50%, 11/15/27	1,056	1,039
6.75%, 08/15/28 (a)	682	689
Triton Container International Limited
2.05%, 04/15/26 (a)	778	746
Triumph Group, Inc.
9.00%, 03/15/28 (a)	1,519	1,583
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a)	784	782
Uber Technologies, Inc.
6.25%, 01/15/28 (a)	288	291
4.50%, 08/15/29 (a)	2,071	2,004
Veralto Corporation
5.35%, 09/18/28	498	503
Weir Group PLC(The)
2.20%, 05/13/26 (a)	1,000	962
XPO, Inc.
6.25%, 06/01/28 (a)	1,311	1,322
		31,266
Health Care 2.9%
Amgen Inc.
5.51%, 03/02/26	1,098	1,098
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	3,834	3,810
Bayer US Finance LLC
6.25%, 01/21/29 (a)	797	813
Centene Corporation
4.25%, 12/15/27	3,092	2,996
2.45%, 07/15/28	757	682
Elevance Health, Inc.
4.90%, 02/08/26	489	489
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/29 (a)	742	688
GE HealthCare Technologies Inc.
4.80%, 08/14/29	195	193
HCA Inc.
5.25%, 04/15/25	631	631
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	313	314
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	366	372
5.85%, 05/08/29	384	392
Illumina, Inc.
5.75%, 12/13/27	896	919
IQVIA Inc.
5.00%, 05/15/27 (a)	206	202
6.25%, 02/01/29	347	359
Solventum Corporation
5.40%, 03/01/29	1,283	1,288
Teva Pharmaceutical Finance Netherlands III B.V.
7.13%, 01/31/25	666	666
3.15%, 10/01/26	2,851	2,737
The Cigna Group
5.69%, 03/15/26	572	572
Universal Health Services, Inc.
4.63%, 10/15/29	330	318
		19,539
Real Estate 2.3%
American Tower Corporation
3.60%, 01/15/28	1,415	1,361
5.25%, 07/15/28	583	587
Crown Castle Inc.
3.65%, 09/01/27	507	492
5.00%, 01/11/28	596	594
EPR Properties
4.75%, 12/15/26	564	560
4.50%, 06/01/27	536	526
GLP Financing, LLC
5.25%, 06/01/25	628	628
5.38%, 04/15/26	469	470
HAT Holdings I LLC
3.38%, 06/15/26 (a)	1,392	1,348
8.00%, 06/15/27 (a)	858	895
Iron Mountain Incorporated
4.88%, 09/15/27 (a)	45	44
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (a)	708	683
Retail Properties of America, Inc.
4.00%, 03/15/25	507	506
Tanger Properties Limited Partnership
3.88%, 07/15/27	1,464	1,420
VICI Properties Inc.
4.63%, 06/15/25 (a)	724	722
4.50%, 09/01/26 (a)	956	946
4.25%, 12/01/26 (a)	1,141	1,123
5.75%, 02/01/27 (a)	707	713
3.75%, 02/15/27 (a)	441	428
3.88%, 02/15/29 (a)	457	429
Vornado Realty L.P.
3.50%, 01/15/25	559	558
2.15%, 06/01/26	284	270
		15,303
Materials 2.0%
Anglo American Capital PLC
4.75%, 04/10/27 (a)	333	330
4.50%, 03/15/28 (a)	1,337	1,311
2.25%, 03/17/28 (a)	277	253
3.88%, 03/16/29 (a)	200	190
Celanese US Holdings LLC
6.05%, 03/15/25 (f)	962	964
6.17%, 07/15/27 (f) (h)	2,244	2,279
Glencore Funding LLC
4.00%, 03/27/27 (a)	564	553
5.34%, 04/04/27 (a)	885	893
6.13%, 10/06/28 (a)	513	530
5.37%, 04/04/29 (a)	878	885
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (a)	1,712	1,664
Kraton Corporation
5.00%, 07/15/27 (a)	774	778
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.70%, 10/17/28 (a)	258	257
New Gold Inc
7.50%, 07/15/27 (a)	1,000	1,005
PT Freeport Indonesia
4.76%, 04/14/27 (a)	1,000	991
Solvay Finance (America), LLC
5.65%, 06/04/29 (a)	522	530
Sonoco Products Company
4.45%, 09/01/26	160	159
		13,572
Consumer Staples 1.8%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	1,196	1,196
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	793	798
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	887	871
B.A.T Capital Corporation
3.56%, 08/15/27	293	284
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Bacardi Limited
5.25%, 01/15/29 (a)	653	653
Central American Bottling Corporation
5.25%, 04/27/29 (a)	850	806
Imperial Brands Finance PLC
6.13%, 07/27/27 (a)	805	827
5.50%, 02/01/30 (a)	392	397
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	295	295
Reynolds American Inc.
4.45%, 06/12/25	909	907
Safeway Inc.
3.25%, 03/15/26 (a)	687	670
4.63%, 01/15/27 (a)	957	936
6.50%, 02/15/28 (a)	1,162	1,177
Turning Point Brands, Inc.
5.63%, 02/15/26 (a)	725	721
Tyson Foods, Inc.
5.40%, 03/15/29	211	213
Viterra Finance B.V.
2.00%, 04/21/26 (a)	353	337
4.90%, 04/21/27 (a)	791	783
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (a)	485	481
		12,352
Information Technology 1.5%
AppLovin Corporation
5.13%, 12/01/29	3,000	2,999
Atlassian Corporation
5.25%, 05/15/29	736	741
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	766	726
Broadcom Inc.
5.05%, 07/12/29	642	645
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	724	658
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,444	1,384
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	224	227
Gartner, Inc.
4.50%, 07/01/28 (a)	500	487
Intel Corporation
3.15%, 05/11/27	132	127
3.75%, 08/05/27	374	363
2.45%, 11/15/29	330	290
Microchip Technology Incorporated
4.90%, 03/15/28	395	394
5.05%, 02/15/30	461	459
SK Hynix Inc.
5.50%, 01/16/27 (a)	307	310
		9,810
Communication Services 0.5%
Charter Communications Operating, LLC
6.15%, 11/10/26	1,696	1,729
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	692	673
NBN Co Limited
4.25%, 10/01/29 (a)	200	194
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	707	689
Take-Two Interactive Software, Inc.
5.40%, 06/12/29	135	137
		3,422
Total Corporate Bonds And Notes (cost $392,352)		394,156
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.3%
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 5.64%, (1 Month Term SOFR + 1.26%), 10/20/36 (g)	695	693
Affirm Asset Securitization Trust 2023-B
Series 2023-1A-B, 6.82%, 09/15/25	1,205	1,223
Series 2023-A-B, 6.82%, 04/15/26	1,395	1,416
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	565	567
Series 2024-1A-A, 5.61%, 02/15/29	1,155	1,160
AmeriCredit Automobile Receivables Trust 2024-1
Series 2024-A2A-1, 5.75%, 10/18/25	1,067	1,071
AMMC CLO 23 Ltd
Series 2020-A1R2-23A, 6.07%, (3 Month Term SOFR + 1.42%), 04/17/35 (g)	2,500	2,503
AMMC CLO 25 Ltd
Series 2022-A1R-25A, 6.68%, (3 Month Term SOFR + 1.35%), 04/15/35 (g)	1,550	1,553
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	514	471
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.05%, (SOFR 30-Day Average + 1.45%), 01/15/37 (g)	765	764
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-A-2A, 2.02%, 02/20/26	2,079	2,029
Bain Capital Credit CLO 2019-2, Limited
Series 2019-AR2-2A, 5.78%, (3 Month Term SOFR + 1.13%), 10/17/32 (g)	1,497	1,500
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 0.00%, (3 Month Term SOFR + 0.00%), 07/24/34 (g)	610	610
Bain Capital Credit, LP
Series 2019-AR2-1A, 5.85%, (3 Month Term SOFR + 1.23%), 04/19/34 (g)	2,250	2,251
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.67%, (SOFR 30-Day Average + 1.10%), 12/26/31 (g)	712	714
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 5.32%, (1 Month Term SOFR + 0.92%), 03/16/37 (g) (h)	450	427
BBCMS Mortgage Trust 2024-5C29
Series 2024-A2-5C29, REMIC, 4.74%, 08/17/29	1,000	985
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 5.56%, (1 Month Term SOFR + 1.18%), 06/16/26 (g)	231	230
Benchmark 2018-B2 Mortgage Trust
Series 2018-A5-B2, REMIC, 3.88%, 01/18/28 (g)	130	125
Benchmark 2019-B11 Mortgage Trust
Series 2019-A5-B11, REMIC, 3.54%, 05/17/28	1,220	1,122
Benchmark 2024-V12 Mortgage Trust
Series 2024-A3-V12, REMIC, 5.74%, 12/15/29	800	816
Benchmark 2024-V5 Mortgage Trust
Series 2024-A3-V5, REMIC, 5.81%, 01/12/57	690	706
Benchmark 2024-V6 Mortgage Trust
Series 2024-A3-V6, REMIC, 5.93%, 03/16/29	1,650	1,695
Benchmark 2024-V7 Mortgage Trust
Series 2024-A3-V7, REMIC, 6.23%, 05/17/29 (g)	460	478
Benefit Street Partners CLO IV, Ltd.
Series 2014-AR4-IVA, 5.97%, (3 Month Term SOFR + 1.35%), 04/20/34 (g)	1,290	1,293
BlueMountain CLO Ltd
Series 2015-A1R3-5A, 6.42%, (3 Month Term SOFR + 0.84%), 01/20/32 (g)	865	866
BMO 2023-5C2 Mortgage Trust
Series 2023-A3-5C2, REMIC, 7.05%, 10/17/28 (g)	620	661
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C8, REMIC, 5.63%, 12/17/29 (g)	800	813
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 5.83%, (1 Month Term SOFR + 1.43%), 12/15/38 (g)	371	371
Buckhorn Park CLO, Ltd.
Series 2019-ARR-1A, 5.59%, (3 Month Term SOFR + 1.07%), 07/18/34 (g)	2,030	2,031
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 5.36%, (1 Month Term SOFR + 0.96%), 11/15/38 (g)	935	934
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.90%, (1 Month Term SOFR + 1.50%), 02/17/26 (g)	1,069	1,074

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.79%, (1 Month Term SOFR + 1.39%), 03/15/26 (g)	1,882	1,887
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 5.40%, (1 Month Term SOFR + 1.00%), 01/18/39 (g)	1,005	1,005
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 6.74%, (1 Month Term SOFR + 1.44%), 04/15/29 (g)	1,208	1,211
Carlyle Global Market Strategies CLO 2014-3-R, Ltd.
Series 2014-A1A-3RA, 5.93%, (3 Month Term SOFR + 1.31%), 07/28/31 (g)	1,648	1,649
Carlyle US CLO 2019-1 LTD
Series 2019-A1AR-1A, 5.96%, (3 Month Term SOFR + 1.34%), 04/21/31 (g)	1,365	1,367
CarMax Auto Owner Trust 2023-1
Series 2023-B-1, 4.98%, 01/16/29	1,960	1,964
CarMax Auto Owner Trust 2023-2
Series 2023-B-2, 5.18%, 03/15/27	1,150	1,156
CarMax Auto Owner Trust 2024-2
Series 2024-A3-2, 5.50%, 01/16/29	715	727
Series 2024-A4-2, 5.51%, 11/15/29	385	391
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	56	54
Carvana Auto Receivables Trust 2022-P1
Series 2022-A3-P1, 3.35%, 06/10/25	1,343	1,337
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,170	1,168
Cedar Funding XI Clo Ltd
Series 2019-A1R2-11A, 5.57%, (3 Month Term SOFR + 1.06%), 06/01/32 (g)	1,440	1,441
Chase Auto Owner Trust 2024-3
Series 2024-A3-3A, 5.22%, 07/25/29	860	869
Chase Auto Owner Trust 2024-4
Series 2024-A3-4A, 4.94%, 01/25/28	885	891
Chesapeake Funding II LLC
Series 2024-A1-1A, 5.52%, 09/15/27	1,764	1,782
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 5.99%, (3 Month Term SOFR + 1.36%), 01/31/31 (g)	139	139
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-A5-GC36, REMIC, 3.62%, 01/10/26	170	166
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	1,000	982
Citizens Auto Receivables Trust 2023-1
Series 2023-A3-1, 5.84%, 06/15/26	2,177	2,202
Citizens Auto Receivables Trust 2023-2
Series 2023-A2A-2, 6.09%, 04/15/25	326	327
Series 2023-A3-2, 5.83%, 08/15/26	2,405	2,438
Clover CLO 2021-3 LLC
Series 2021-AR-3A, 0.00%, (3 Month Term SOFR + 0.00%), 01/25/35 (g)	1,050	1,050
Comenity Bank
Series 2024-A-A, 5.47%, 04/15/27	1,275	1,297
Series 2024-A-B, 4.62%, 07/15/27	625	623
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 6.94%, (1 Month Term SOFR + 1.70%), 08/15/41 (g)	500	502
Crestline Denali CLO XVII Ltd
Series 2018-ARR-1A, 5.79%, (3 Month Term SOFR + 1.13%), 10/15/31 (g)	1,421	1,422
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A3-C3, REMIC, 3.45%, 03/17/25	981	974
Dell Equipment Finance Trust 2023-2
Series 2023-A2-2, 5.84%, 03/24/25	531	532
Discover Card Execution Note Trust
Series 2023-A-A2, 4.93%, 06/15/26	1,040	1,047
Dryden 104 CLO Ltd
Series 2022-A1R-104A, 6.29%, (3 Month Term SOFR + 1.29%), 08/20/34 (g)	2,830	2,836
Dryden 40 Senior Loan Fund
Series 2015-AR2-40A, 5.41%, (3 Month Term SOFR + 0.89%), 08/15/31 (g)	1,979	1,983
Dryden 43 Senior Loan Fund LLC
Series 2016-AR3-43A, 5.69%, 04/20/34 (g)	3,400	3,401
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 5.90%, (3 Month Term SOFR + 1.24%), 04/15/28 (g)	173	173
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 6.04%, (3 Month Term SOFR + 1.38%), 01/15/31 (g)	436	437
Enterprise Fleet Financing 2023-1 LLC
Series 2023-A2-1, 5.51%, 03/20/26	661	664
Enterprise Fleet Financing 2024-4, LLC
Series 2024-A2-4, 4.69%, 01/20/27	835	836
Exeter Automobile Receivables Trust 2024-3
Series 2024-D-3A, 5.98%, 09/16/30	450	453
First Investors Auto Owner Trust 2022-2
Series 2022-A-2A, 6.26%, 08/15/25	515	518
Ford Credit Auto Lease Trust 2024-A
Series 2024-B-A, 5.29%, 07/15/26	1,835	1,840
Galaxy XXII CLO Ltd
Series 2016-ARRR-22A, 5.85%, (3 Month Term SOFR + 1.24%), 04/16/34 (g)	1,650	1,652
GM Financial Automobile Leasing Trust 2023-2
Series 2023-B-2, 5.54%, 05/20/27	2,775	2,791
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 6.06%, (3 Month Term SOFR + 1.44%), 10/20/31 (a) (g)	161	162
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-A-ARDN, REMIC, 5.76%, (1 Month Term SOFR + 1.36%), 11/17/36 (g)	600	596
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.66%, (1 Month Term SOFR + 1.26%), 06/16/36 (g)	650	612
Series 2021-H-ROSS, REMIC, 10.41%, (1 Month Term SOFR + 6.01%), 06/16/36 (g)	750	131
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	280	255
Hertz Vehicle Financing III LLC
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,165
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 5.51%, (1 Month Term SOFR + 1.11%), 09/19/36 (g) (h)	654	651
Honda Auto Receivables 2024-2 Owner Trust
Series 2024-A3-2, 5.27%, 08/18/27	985	997
Huntington Auto Trust 2024-1
Series 2024-A3-1A, 5.23%, 09/15/27	1,190	1,202
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	517	523
Series 2024-B1-2, 5.44%, 10/20/32	574	574
Hyundai Auto Lease Securitization Trust 2023-C
Series 2023-A3-C, 5.80%, 02/17/26	665	671
Hyundai Auto Lease Securitization Trust 2024-A
Series 2024-A3-A, 5.02%, 05/15/26	840	844
Hyundai Auto Lease Securitization Trust 2024-B
Series 2024-A3-B, 5.41%, 08/17/26	885	896
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series 2019-A-ICON, REMIC, 3.88%, 01/05/34	457	452
JPMDB Commercial Mortgage Securities Trust 2017-C7
Series 2017-A4-C7, REMIC, 3.15%, 07/16/27	1,979	1,884
KIND Commercial Mortgage Trust 2024-1
Series 2024-A-1, REMIC, 7.24%, 08/17/26 (g)	550	552
KKR CLO 15 Ltd.
Series BR2-15, 5.92%, (3 Month Term SOFR + 1.29%), 01/18/32 (g)	1,340	1,340
KKR CLO 23 Ltd.
Series BR-23, 6.17%, (3 Month Term SOFR + 1.55%), 10/20/31 (g)	2,050	2,050
KKR CLO 24 LTD.
Series A1R-24, 5.96%, (3 Month Term SOFR + 1.34%), 04/20/32 (g)	1,377	1,379
KKR CLO 27 LTD
Series A1R2-27A, 5.52%, 01/15/35 (g)	810	810

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
KNDR Trust 2021-KIND
Series 2021-A-KIND, REMIC, 5.46%, (1 Month Term SOFR + 1.06%), 08/15/26 (g)	893	884
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.57%, (1 Month Term SOFR + 1.18%), 02/17/39 (g) (h)	558	556
LAD Auto Receivables Trust 2024-2
Series 2024-A3-2A, 5.61%, 12/15/26	1,500	1,513
LAD Auto Receivables Trust 2024-3
Series 2024-A2-3A, 4.64%, 06/15/26	660	660
Series 2024-A3-3A, 4.52%, 03/15/29	655	653
LBA Trust 2024-7IND
Series 2024-A-7IND, REMIC, 5.84%, (1 Month Term SOFR + 1.44%), 10/15/26 (g)	500	500
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,588
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,870	1,757
Lendmark Funding Trust 2022-1
Series 2022-A-1A, 5.12%, 06/25/25	1,420	1,423
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.68%, (1 Month Term SOFR + 1.28%), 06/17/39 (g)	376	375
Series 2021-B-FL1, 6.26%, (1 Month Term SOFR + 1.86%), 06/17/39 (g)	1,150	1,145
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 5.69%, (1 Month Term SOFR + 1.30%), 05/17/38 (g)	150	147
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.15%, (SOFR 30-Day Average + 1.55%), 01/21/37 (g)	1,416	1,416
M&T Equipment (2024-LEAF1), LLC
Series 2024-A3-1, 4.79%, 08/16/28	330	327
Madison Park Euro Funding XVII Designated Activity Company
Series 2022-A1R-57A, 6.39%, (3 Month Term SOFR + 1.28%), 07/27/34 (g)	2,010	2,013
Mariner Finance Issuance Trust 2021-A
Series 2021-A-AA, 1.86%, 03/20/26	1,615	1,553
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,418
Mercedes-Benz Auto Lease Trust 2024-A
Series 2024-A4-A, 5.32%, 06/15/27	1,650	1,668
Mercedes-Benz Auto Lease Trust 2024-B
Series 2024-A3-B, 4.23%, 04/15/27	600	598
Merchants Fleet Funding LLC
Series 2024-A-1A, 5.82%, 08/20/27	1,485	1,500
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.57%, (1 Month Term SOFR + 1.19%), 10/21/36 (g)	394	393
MidOcean Credit CLO VI
Series 2016-ARRR-6A, 5.85%, (3 Month Term SOFR + 1.23%), 04/20/33 (g)	1,486	1,487
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
Series 2015-A4-C27, REMIC, 3.75%, 10/20/25	280	277
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	441
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (g)	1,390	1,305
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	773	692
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	687	618
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-A-1, 5.59%, 04/27/26	1,795	1,812
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	336	311
Neuberger Berman Loan Advisers CLO 35 Ltd
Series 2019-ANR-35A, 6.58%, (3 Month Term SOFR + 1.30%), 01/19/33 (g)	2,230	2,232
Neuberger Berman Loan Advisers CLO 50, Ltd.
Series 2022-AR-50A, 5.88%, (3 Month Term SOFR + 1.25%), 07/23/36 (g)	1,350	1,353
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 5.86%, (3 Month Term SOFR + 1.23%), 07/25/30 (g)	193	194
NextGear Floorplan Master Owner Trust
Series 2023-A2-1A, 5.74%, 03/16/26	2,510	2,543
Octagon Investment Partners XIV, Ltd.
Series 2012-AARR-1A, 5.87%, (3 Month Term SOFR + 1.21%), 07/16/29 (g)	15	15
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 5.89%, (3 Month Term SOFR + 1.26%), 01/27/31 (g)	76	76
Octagon Loan Funding Ltd.
Series 2014-ARR-1A, 5.93%, (3 Month Term SOFR + 1.44%), 11/18/31 (g)	1,144	1,146
Octane Receivables Trust 2021-1
Series 2022-A2-1A, 4.18%, 03/20/25	213	213
Octane Receivables Trust 2022-2
Series 2022-A-2A, 5.11%, 02/22/28	202	202
Octane Receivables Trust 2024-2
Series 2024-A2-2A, 5.80%, 07/20/32	629	636
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	2,235	2,237
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	439	432
Onemain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,085
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	4,180	4,211
Palmer Square CLO 2015-1 Ltd
Series 2015-A1A5-1A, 0.00%, 05/21/34 (g)	1,020	1,020
PenFed Auto Receivables Owner Trust 2022-A
Series 2022-A3-A, 3.96%, 04/15/26	464	464
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 5.40%, (1 Month Term SOFR + 1.06%), 07/25/36 (g)	110	110
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,330	1,315
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.92%, (3 Month Term SOFR + 1.29%), 10/23/30 (g)	817	818
RR 8 Ltd
Series 2020-A1R-8A, 6.01%, (3 Month Term SOFR + 1.35%), 07/15/37 (g)	2,250	2,253
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	1,445	1,445
Santander Drive Auto Receivables Trust 2022-7
Series 2022-C-7, 6.69%, 09/15/27	3,238	3,314
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,085	1,089
Santander Drive Auto Receivables Trust 2023-3
Series 2023-C-3, 5.77%, 05/15/28	680	693
Santander Drive Auto Receivables Trust 2024-1
Series 2024-A2-1, 5.71%, 06/16/25	389	390
Series 2024-C-1, 5.45%, 07/15/27	1,010	1,018
Santander Drive Auto Receivables Trust 2024-2
Series 2024-A3-2, 5.63%, 08/17/26	1,215	1,227
Santander Drive Auto Receivables Trust 2024-3
Series 2024-B-3, 5.55%, 06/15/27	580	588
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	605	608
SBNA Auto Lease Trust 2024-B
Series 2024-A3-B, 5.56%, 09/21/26	1,025	1,038
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	1,468	1,461
SCF Equipment Leasing 2024-1 LLC
Series 2024-A3-1A, 5.52%, 10/20/28	255	259
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A3-1A, 5.47%, 12/20/26	1,000	1,009
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	595	597
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A3-2A, 5.33%, 11/20/29	1,365	1,381
SFS Auto Receivables Securitization Trust 2024-3
Series 2024-A3-3A, 4.55%, 04/20/28	605	604

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 5.40%, (1 Month Term SOFR + 1.00%), 01/15/27 (g)	1,050	1,047
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	1,328	1,346
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 5.71%, (3 Month Term SOFR + 1.22%), 11/18/30 (g)	144	144
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 5.93%, (3 Month Term SOFR + 1.32%), 01/29/32 (g)	130	130
T-Mobile US Trust 2024-2
Series 2024-A-2A, 4.25%, 10/20/27	600	595
Towd Point Mortgage Trust 2019-HY1
Series 2019-M2-HY1, REMIC, 6.45%, (1 Month Term SOFR + 2.11%), 08/25/28 (g)	685	738
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (h)	4,000	3,845
Toyota Lease Owner Trust 2024-B
Series 2024-A3-B, 4.21%, 02/20/27	550	547
UBS Commercial Mortgage Trust 2019-C18
Series 2019-A4-C18, REMIC, 3.04%, 12/17/29	70	63
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	350	355
Valley Stream Park CLO LTD
Series 2022-ARR-1A, 4.47%, (3 Month Term SOFR + 1.19%), 01/20/37 (g)	1,650	1,650
Wells Fargo & Company
Series 2015-A4-NXS2, REMIC, 3.50%, 04/17/25	1,920	1,911
Wells Fargo Commercial Mortgage Trust 2015-SG1
Series 2015-A4-SG1, REMIC, 3.79%, 08/15/25	283	278
Wells Fargo Commercial Mortgage Trust 2017-C40
Series 2017-A3-C40, REMIC, 3.32%, 08/17/27	3,790	3,657
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-A5-C50, REMIC, 3.73%, 04/17/29	130	122
Wells Fargo Commercial Mortgage Trust 2024-5C1
Series 2024-A3-5C1, REMIC, 5.93%, 07/15/57	880	904
Westlake Automobile Receivables Trust 2022-2
Series 2022-C-2A, 4.85%, 09/15/27	615	615
Westlake Automobile Receivables Trust 2024-1
Series 2024-B-1A, 5.55%, 11/15/27	1,535	1,548
Series 2024-C-1A, 5.65%, 02/15/29	1,335	1,349
Westlake Automobile Receivables Trust 2024-2
Series 2024-D-2A, 5.91%, 04/15/30	765	766
Westlake Automobile Receivables Trust 2024-3
Series 2024-A3-3A, 4.71%, 08/15/26	500	500
Westlake Flooring Master Trust
Series 2024-A-1A, 5.43%, 02/17/26	1,220	1,229
WF Card Issuance Trust
Series 2024-A-A2, 4.29%, 10/15/27	550	547
Wheels Fleet Lease Funding 1 LLC
Series 2024-A1-3A, 4.80%, 05/18/28	895	895
Wind River 2022-1 CLO Ltd
Series 2022-AR-1A, 5.97%, (3 Month Term SOFR + 1.35%), 07/20/35 (g)	1,530	1,532
Total Non-U.S. Government Agency Asset-Backed Securities (cost $197,430)		196,701
GOVERNMENT AND AGENCY OBLIGATIONS 6.6%
Mortgage-Backed Securities 3.1%
Federal Home Loan Mortgage Corporation
4.10%, 07/01/29	310	301
4.15%, 07/01/29 - 10/01/29	800	773
4.50%, 07/01/29	350	341
5.50%, 11/01/38 - 10/01/39	5,907	5,982
6.00%, 07/01/39	828	849
Federal National Mortgage Association, Inc.
6.00%, 10/01/38 - 05/01/39	6,825	7,033
5.50%, 09/01/39	2,382	2,422
5.00%, 10/01/39	3,369	3,365
		21,066
Collateralized Mortgage Obligations 1.7%
Connecticut Avenue Securities Trust 2022-R02
Series 2023-2M1-R03, REMIC, 7.07%, (SOFR 30-Day Average + 2.50%), 04/27/43 (g)	624	636
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 7.12%, (SOFR 30-Day Average + 2.55%), 07/25/42 (g)	336	344
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 6.97%, (SOFR 30-Day Average + 2.40%), 12/26/42 (g)	1,452	1,491
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 5.57%, (SOFR 30-Day Average + 1.00%), 05/25/44 (g)	574	574
Connecticut Avenue Securities Trust 2024-R05
Series 2024-2A1-R05, REMIC, 5.57%, (SOFR 30-Day Average + 1.00%), 07/25/44 (g)	781	782
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1A1-R06, REMIC, 5.72%, (SOFR 30-Day Average + 1.15%), 09/25/28 (g)	597	599
Federal Home Loan Mortgage Corporation
Series 2022-M1A-HQA1, REMIC, 6.67%, (SOFR 30-Day Average + 2.10%), 03/25/42 (g)	92	92
Series 2022-M1A-DNA4, REMIC, 6.77%, (SOFR 30-Day Average + 2.20%), 05/27/42 (g)	1,470	1,492
Series 2022-M1A-HQA2, REMIC, 7.22%, (SOFR 30-Day Average + 2.65%), 07/25/42 (g)	665	681
Series 2022-M1A-HQA3, REMIC, 6.87%, (SOFR 30-Day Average + 2.30%), 08/25/42 (g)	285	291
Series 2023-M1A-DNA2, REMIC, 6.67%, (SOFR 30-Day Average + 2.10%), 04/25/43 (g)	2,572	2,616
Series 2024-M1-HQA1, REMIC, 5.82%, (SOFR 30-Day Average + 1.25%), 03/25/44 (g)	115	115
Series 2024-A1-DNA2, REMIC, 5.82%, (SOFR 30-Day Average + 1.25%), 05/25/44 (g)	252	253
Series 2024-A1-HQA2, REMIC, 5.82%, (SOFR 30-Day Average + 1.25%), 08/25/44 (g)	773	776
Series 2024-M1-DNA3, REMIC, 5.57%, (SOFR 30-Day Average + 1.00%), 10/25/44 (g)	165	165
Series 2024-A1-DNA3, REMIC, 5.62%, (SOFR 30-Day Average + 1.05%), 10/25/44 (g)	621	622
		11,529
U.S. Treasury Note 1.0%
Treasury, United States Department of
4.25%, 11/30/26	6,720	6,720
Sovereign 0.8%
Aktsionernoye Obshchestvo Bank Razvitiya Kazakhstana
5.25%, 10/23/29 (a)	222	220
Departamento Administrativo De La Presidencia De La Republica
3.88%, 04/25/27	830	792
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	267	254
4.50%, 04/22/29	200	191
Government of the Republic of Panama
8.88%, 09/30/27	177	190
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	662	644
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	1,298	1,309
Romania, Government of
5.25%, 11/25/27 (e)	1,104	1,078
The Republic of Kazakhstan, Government of
5.13%, 07/21/25 (e)	500	498
		5,176
Total Government And Agency Obligations (cost $44,681)		44,491
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Consumer Discretionary 0.7%
Aramark Services, Inc.
2019 Term Loan B4, 6.44%, (SOFR + 1.75%), 12/04/26 (g)	1,769	1,767
KFC Holding Co.
2021 Term Loan B, 6.24%, (SOFR + 1.75%), 03/10/28 (g)	1,741	1,742

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wyndham Hotels & Resorts, Inc.
2022 Term Loan A, 6.42%, (1 Month Term SOFR + 1.75%), 04/08/27 (g)	1,521	1,519
		5,028
Industrials 0.7%
Barnes Group Inc
2024 Term Loan, 7.07%, (SOFR + 2.50%), 08/30/30 (g)	1,022	1,022
Carnival Corporation
2024 Term Loan B2, 7.32%, (SOFR + 2.75%), 08/09/27 (g)	224	226
Castlelake Aviation Limited
Term Loan B, 6.86%, (3 Month Term SOFR + 2.50%), 10/22/26 (g)	408	409
Corpay Technologies Operating Company LLC
Term Loan B5, 6.32%, (SOFR + 1.75%), 04/28/28 (g)	2,003	1,999
LBM Acquisition LLC
Term Loan B, 8.42%, (SOFR + 3.75%), 12/08/27 (g)	748	749
		4,405
Communication Services 0.5%
DirecTV Financing, LLC
Term Loan, 9.85%, (1 Month Term SOFR + 5.00%), 07/22/27 (g)	1,703	1,706
Virgin Media Bristol LLC
USD Term Loan N, 7.01%, (1 Month Term SOFR + 2.50%), 10/03/27 (g)	1,750	1,736
		3,442
Health Care 0.4%
Elanco Animal Health Incorporated
Term Loan B, 6.40%, (1 Month Term SOFR + 1.75%), 02/04/27 (g)	1,742	1,739
HCA Inc.
2021 Term Loan A, 6.05%, (SOFR + 1.38%), 06/30/26 (g)	1,174	1,171
		2,910
Consumer Staples 0.3%
Match Group, Inc.
2020 Term Loan B, 6.27%, (3 Month Term SOFR + 1.75%), 02/13/27 (g)	1,851	1,847
Financials 0.3%
Asurion LLC
2020 Term Loan B8, 0.00%, (SOFR + 3.25%), 12/23/26 (g) (i)	525	524
2020 Term Loan B8, 7.94%, (SOFR + 3.25%), 12/23/26 (g)	972	971
2021 Term Loan B9, 7.94%, (SOFR + 3.25%), 02/05/28 (g)	268	267
		1,762
Information Technology 0.2%
Energizer Holdings, Inc.
2024 Term Loan B, 6.36%, (SOFR + 2.00%), 12/22/27 (g)	1,566	1,567
Materials 0.2%
Nutrition & Biosciences, Inc.
5 Year Delayed Draw Term Loan, 6.62%, (1 Month Term SOFR + 2.00%), 01/17/25 (g) (j)	1,337	1,338
Energy 0.1%
Buckeye Partners, L.P.
2024 Term Loan B5, 6.32%, (SOFR + 1.75%), 11/02/26 (g)	360	360
Total Senior Floating Rate Instruments (cost $22,638)		22,659
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.36% (k) (l)	3,035	3,035
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.46% (k) (l)	2,916	2,916
Total Short Term Investments (cost $5,951)		5,951
Total Investments 98.9% (cost $663,052)		663,958
Other Derivative Instruments 0.0%		36
Other Assets and Liabilities, Net 1.1%		7,551
Total Net Assets 100.0%		671,545

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $208,399 and 31.0% of the Fund.

(b) Convertible security.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(i) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	5,410	320,502	322,877	318	—	—	3,035	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.46% - Class SL	2,985	28,950	29,019	83	—	—	2,916	0.4
	8,395	349,452	351,896	401	—	—	5,951	0.9

Summary of Investments by Country^	Total Long Term Investments
United States of America	74.8%
Cayman Islands	5.5
United Kingdom	3.7
Ireland	2.1
France	1.8
Germany	1.6
Netherlands	1.3
Canada	1.1
Denmark	1.1
Switzerland	1.0
Mexico	0.6
Israel	0.5
Kazakhstan	0.5
Jersey	0.5
Australia	0.4
Indonesia	0.4
India	0.4
Japan	0.4
Colombia	0.4
South Africa	0.3
Italy	0.3
Romania	0.3
Dominican Republic	0.2
Brazil	0.2
South Korea	0.2
Guatemala	0.1
Sweden	0.1
Belgium	0.1
Spain	0.1
Uzbekistan	—
Panama	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citizens Bank, National Association, 4.58%, 08/09/28	11/08/22	732	752	0.1
Greenko Power Projects (Mauritius) Limited, 5.50%, 04/06/25	11/06/24	1,219	1,216	0.2
Greenko Solar (Mauritius) Limited, 5.55%, 01/29/25	07/30/24	999	999	0.1
Listrindo Capital B.V. in liquidatie, 4.95%, 09/14/26	04/30/24	1,704	1,730	0.2
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	08/08/24	1,313	1,309	0.2
Romania, Government of, 5.25%, 11/25/27	11/26/24	1,090	1,078	0.2
Standard Chartered PLC, 3.52%, 02/12/30	07/31/24	426	429	0.1
Tengizchevroil Finance Company S.A R.L., 4.00%, 08/15/26	04/18/24	1,360	1,360	0.2
The Republic of Kazakhstan, Government of, 5.13%, 07/21/25	10/02/24	501	498	0.1
		9,344	9,371	1.4

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	935	April 2025	192,334	(15)	(89)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 5 Year Note	(541)	April 2025	(57,860)	51	349

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	394,156	—	394,156
Non-U.S. Government Agency Asset-Backed Securities	—	196,701	—	196,701
Government And Agency Obligations	—	44,491	—	44,491
Senior Floating Rate Instruments	—	21,321	1,338	22,659
Short Term Investments	5,951	—	—	5,951
	5,951	656,669	1,338	663,958
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	349	—	—	349
	349	—	—	349
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(89)	—	—	(89)
	(89)	—	—	(89)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.8%
Communication Services 98.3%
Alphabet Inc. - Class A	1,013	191,709
Alphabet Inc. - Class C	894	170,243
AT&T Inc.	1,244	28,318
Cinemark Holdings, Inc. (a)	19	579
Cogent Communications Holdings, Inc.	7	572
Comcast Corporation - Class A	662	24,830
Digital World Acquisition Corp. (a) (b)	12	411
Electronic Arts Inc.	41	6,032
Endeavor Group Holdings, Inc. - Class A (b)	32	1,011
Former Charter Communications Parent, Inc. - Class A (a)	17	5,853
Fox Corporation - Class A	40	1,954
Fox Corporation - Class B	23	1,062
Frontier Communications Parent, Inc. (a)	32	1,096
IAC Inc. (a)	13	558
Iridium Communications Inc.	19	545
Liberty Broadband Corporation - Series A (a)	3	213
Liberty Broadband Corporation - Series C (a)	19	1,406
Liberty Global Ltd. - Class A (a)	28	358
Liberty Global Ltd. - Class C (a)	29	374
Liberty Media Corporation - Series A (a)	4	315
Liberty Media Corporation - Series A (a)	3	220
Liberty Media Corporation - Series C (a)	8	556
Liberty Media Corporation - Series C (a)	36	3,370
Live Nation Entertainment, Inc. (a)	26	3,324
Lumen Technologies Inc. (a)	172	915
Match Group, Inc.	46	1,503
Meta Platforms, Inc. - Class A	378	221,231
Netflix, Inc. (a)	74	66,036
News Corporation - Class A	66	1,806
News Corporation - Class B (b)	18	539
Nexstar Media Group, Inc. - Class A	5	832
Omnicom Group Inc.	34	2,915
Paramount Global - Class A	1	22
Paramount Global - Class B	98	1,024
Pinterest, Inc. - Class A (a)	103	2,992
Playtika Holding Corp.	13	88
Reddit, Inc. - Class A (a)	18	2,978
Roblox Corporation - Class A (a)	95	5,477
Roku, Inc. - Class A (a)	21	1,546
Sirius XM Holdings Inc. (b)	42	955
Snap Inc. - Class A (a)	187	2,017
Sphere Entertainment Co. - Class A (a)	3	646
Take-Two Interactive Software, Inc. (a)	28	5,201
The Interpublic Group of Companies, Inc.	65	1,831
The New York Times Company - Class A	27	1,405
TKO Group Holdings Inc. - Class A (a)	12	1,737
T-Mobile US, Inc.	84	18,558
Verizon Communications Inc.	729	29,139
Walt Disney Company, The	315	35,048
Warner Bros. Discovery, Inc. - Series A (a)	387	4,092
Warner Music Group Corp. - Class A	23	726
		856,168
Consumer Discretionary 1.2%
DoorDash, Inc. - Class A (a)	62	10,360
Vitamin Oldco Holdings, Inc. (a) (c)	6	—
Real Estate 0.3%
Zillow Group, Inc. - Class A (a)	9	671
Zillow Group, Inc. - Class C (a)	28	2,073
		2,744
Total Common Stocks (cost $628,190)		869,272
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	2,919	2,919
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (d) (e)	968	968
Total Short Term Investments (cost $3,887)		3,887
Total Investments 100.2% (cost $632,077)		873,159
Other Derivative Instruments (0.0)%		(15)
Other Assets and Liabilities, Net (0.2)%		(2,032)
Total Net Assets 100.0%		871,112

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	2,854	379,767	379,702	303	—	—	2,919	0.3
JNL Government Money Market Fund, 4.46% - Class SL	549	33,145	32,726	46	—	—	968	0.1
	3,403	412,912	412,428	349	—	—	3,887	0.4

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	27	March 2025	3,578	(15)	(130)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	869,272	—	—	869,272
Short Term Investments	3,887	—	—	3,887
	873,159	—	—	873,159
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(130)	—	—	(130)
	(130)	—	—	(130)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 96.2%
Abercrombie & Fitch Co. - Class A (a)	14	2,099
Academy Sports & Outdoors, Inc.	18	1,061
Acushnet Holdings Corp. (b)	8	588
Airbnb, Inc. - Class A (a)	118	15,557
Amazon.com, Inc. (a)	1,495	327,949
American Eagle Outfitters, Inc.	52	874
Aptiv PLC (a)	68	4,093
Asbury Automotive Group, Inc. (a)	6	1,404
Autoliv, Inc.	19	1,823
AutoNation, Inc. (a)	7	1,260
AutoZone, Inc. (a)	5	15,030
Bath & Body Works, Inc.	63	2,439
Best Buy Co., Inc.	54	4,636
Booking Holdings Inc.	9	45,729
Boot Barn Holdings, Inc. (a)	8	1,271
BorgWarner Inc.	64	2,048
Boyd Gaming Corporation	19	1,389
Bright Horizons Family Solutions, Inc. (a)	16	1,773
Brinker International, Inc. (a)	12	1,594
Brunswick Corporation	19	1,246
Burlington Stores, Inc. (a)	18	5,088
Caesars Entertainment, Inc. (a)	59	1,959
CarMax, Inc. (a)	44	3,634
Carnival Corporation (a)	285	7,102
Carvana Co. - Class A (a)	33	6,731
CAVA Group, Inc. (a)	20	2,230
Cavco Industries, Inc. (a)	2	1,016
Chipotle Mexican Grill, Inc. (a)	377	22,759
Choice Hotels International, Inc. (b)	8	1,118
Churchill Downs Incorporated	20	2,605
Columbia Sportswear Company (b)	10	808
Coupang, Inc. - Class A (a)	334	7,330
Crocs, Inc. (a)	17	1,831
D.R. Horton, Inc.	83	11,553
Darden Restaurants, Inc.	33	6,204
Deckers Outdoor Corporation (a)	43	8,686
Dick's Sporting Goods, Inc.	16	3,723
Dillard's, Inc. - Class A (b)	1	473
DK Crown Holdings Inc. - Class A (a)	132	4,921
Domino's Pizza, Inc.	10	4,036
Dorman Products, Inc. (a)	7	893
Dutch Bros Inc. - Class A (a)	30	1,594
eBay Inc.	133	8,253
ETSY, Inc. (a)	33	1,755
Expedia Group, Inc. (a)	35	6,599
Five Below, Inc. (a)	15	1,607
Floor & Decor Holdings, Inc. - Class A (a)	30	2,948
Flutter Entertainment Public Limited Company (a)	44	11,467
Ford Motor Company	1,090	10,790
GameStop Corp. - Class A (a) (b)	113	3,532
Gap, Inc., The	63	1,485
General Motors Company	305	16,258
Gentex Corporation	65	1,881
Genuine Parts Company	39	4,572
Group 1 Automotive, Inc.	4	1,586
H & R Block, Inc.	40	2,092
Harley-Davidson, Inc. (b)	39	1,160
Hasbro, Inc.	37	2,054
Hilton Grand Vacations Inc. (a)	21	827
Hilton Worldwide Holdings Inc.	67	16,492
Home Depot, Inc., The	276	107,550
Hyatt Hotels Corporation - Class A	11	1,755
Installed Building Products, Inc.	7	1,180
KB Home	19	1,239
Kontoor Brands, Inc.	16	1,340
Las Vegas Sands Corp.	105	5,412
Lear Corporation	16	1,539
Lennar Corporation - Class A	65	8,921
Lennar Corporation - Class B (b)	3	387
Life Time Group Holdings, Inc. (a)	15	337
Light & Wonder, Inc. (a)	25	2,182
Lithia Motors, Inc. - Class A	8	2,764
LKQ Corporation	75	2,750
Lowe`s Companies, Inc.	158	38,973
Lucid Group, Inc. (a) (b)	326	984
Lululemon Athletica Inc. (a)	30	11,392
M/I Homes, Inc. (a)	8	1,036
Macy's, Inc.	76	1,289
Marriott International, Inc. - Class A	65	18,002
Mattel, Inc. (a)	97	1,726
McDonald's Corporation	200	57,921
MercadoLibre, Inc. (a)	14	23,131
Meritage Homes Corporation	10	1,574
MGM Resorts International (a)	62	2,162
Modine Manufacturing Company (a)	14	1,615
Mohawk Industries, Inc. (a)	15	1,779
Murphy USA Inc.	6	2,831
NIKE, Inc. - Class B	327	24,710
Nordstrom, Inc. (b)	31	736
Norwegian Cruise Line Holdings Ltd. (a)	119	3,068
NVR, Inc. (a)	1	6,690
O'Reilly Automotive, Inc. (a)	16	18,994
Penske Automotive Group, Inc.	6	873
Planet Fitness, Inc. - Class A (a)	24	2,419
Polaris Inc.	15	875
PulteGroup, Inc.	57	6,165
PVH Corp.	16	1,679
Ralph Lauren Corporation - Class A	11	2,595
Red Rock Resorts, Inc. - Class A	15	676
RH (a)	4	1,651
Rivian Automotive, Inc. - Class A (a) (b)	203	2,699
Ross Stores, Inc.	91	13,733
Royal Caribbean Cruises Ltd.	69	15,808
Service Corporation International	41	3,266
Shake Shack, Inc. - Class A (a)	11	1,379
Signet Jewelers Limited	12	963
Six Flags Entertainment Corporation	25	1,190
Skechers U.S.A., Inc. - Class A (a)	37	2,496
Skyline Champion Corporation (a)	16	1,411
Starbucks Corporation	316	28,870
Steven Madden, Ltd.	20	865
Sweetgreen, Inc. - Class A (a)	23	737
Tapestry, Inc.	64	4,198
Taylor Morrison Home II Corporation - Class A (a)	28	1,708
Tempur Sealy International, Inc.	48	2,693
Tesla Inc. (a)	778	314,312
Texas Roadhouse, Inc. - Class A	19	3,393
The Wendy's Company	47	761
Thor Industries, Inc.	14	1,367
TJX Companies, Inc., The	314	37,923
Toll Brothers, Inc.	28	3,567
Tractor Supply Company	150	7,938
Travel + Leisure Co.	20	993
TRI Pointe Homes Holdings, Inc. (a)	27	965
Ulta Beauty, Inc. (a)	13	5,816
United Parks And Resorts Inc. (a)	7	384
Urban Outfitters, Inc. (a)	15	797
V.F. Corporation (b)	93	2,001
Vail Resorts, Inc.	11	1,995
Valvoline, Inc. (a)	35	1,251
Wayfair Inc. - Class A (a)	27	1,218
Whirlpool Corporation (b)	15	1,763
Williams-Sonoma, Inc.	34	6,248
Wingstop Inc.	8	2,364
Wyndham Hotels & Resorts, Inc.	22	2,263
Wynn Resorts, Limited	27	2,311
YETI Holdings, Inc. (a)	24	914
Yum! Brands, Inc.	78	10,463
		1,501,440
Materials 2.7%
Amcor Pty Ltd (b)	403	3,795
Avery Dennison Corporation	23	4,212
Ball Corporation	82	4,533
Berry Global Group, Inc.	32	2,095
Crown Holdings, Inc.	33	2,727

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Graphic Packaging Holding Company	83	2,263
International Paper Company (b)	95	5,129
Packaging Corporation of America	25	5,551
Sealed Air Corporation	41	1,383
Silgan Holdings Inc.	23	1,207
Smurfit Westrock Public Limited Company	139	7,472
Sonoco Products Company	28	1,350
		41,717
Industrials 0.5%
Allison Systems, Inc.	25	2,672
Rollins, Inc.	82	3,788
Rush Enterprises, Inc. - Class A	17	936
Rush Enterprises, Inc. - Class B	2	132
		7,528
Consumer Staples 0.4%
Casey's General Stores, Inc.	10	4,093
Maplebear Inc. (a)	41	1,716
Reynolds Consumer Products Inc.	15	418
		6,227
Total Common Stocks (cost $1,025,198)		1,556,912
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	3,436	3,436
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	3,234	3,234
Total Short Term Investments (cost $6,670)		6,670
Total Investments 100.2% (cost $1,031,868)		1,563,582
Other Derivative Instruments (0.0)%		(29)
Other Assets and Liabilities, Net (0.2)%		(3,149)
Total Net Assets 100.0%		1,560,404

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	1,918	214,639	213,121	140	—	—	3,436	0.2
JNL Government Money Market Fund, 4.46% - Class SL	7,689	81,379	85,834	207	—	—	3,234	0.2
	9,607	296,018	298,955	347	—	—	6,670	0.4

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	18	March 2025	4,208	(29)	(89)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,556,912	—	—	1,556,912
Short Term Investments	6,670	—	—	6,670
	1,563,582	—	—	1,563,582
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(89)	—	—	(89)
	(89)	—	—	(89)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.0%
Consumer Staples 96.3%
Albertsons Companies, Inc. - Class A	111	2,181
Altria Group, Inc.	194	10,167
Archer-Daniels-Midland Company	74	3,730
Bellring Intermediate Holdings, Inc. (a)	31	2,353
BJ's Wholesale Club Holdings, Inc. (a)	27	2,424
Brown-Forman Corporation - Class A	40	1,496
Brown-Forman Corporation - Class B (b)	64	2,420
Bunge Limited	30	2,335
Cal-Maine Foods, Inc.	19	1,955
Campbell's Company, The	51	2,125
Celsius Holdings, Inc. (a) (b)	66	1,736
Church & Dwight Co., Inc.	38	3,940
Coca-Cola Company, The	413	25,746
Coca-Cola Consolidated, Inc.	2	2,034
Colgate-Palmolive Company	97	8,781
Conagra Brands, Inc.	100	2,763
Constellation Brands, Inc. - Class A	22	4,903
Costco Wholesale Corporation	46	41,997
Coty Inc. - Class A (a)	233	1,623
Darling Ingredients Inc. (a)	51	1,717
Dollar General Corporation	40	3,065
Dollar Tree, Inc. (a)	41	3,048
e.l.f. Beauty, Inc. (a)	16	2,047
Flowers Foods, Inc.	83	1,712
Freshpet, Inc. (a)	14	2,049
General Mills, Inc.	77	4,934
Hormel Foods Corporation	73	2,290
Ingredion Incorporated	16	2,229
Interparfums, Inc.	12	1,601
J&J Snack Foods Corp.	10	1,520
J. M. Smucker Company, The	23	2,504
Kellanova	44	3,557
Kenvue Inc.	233	4,970
Keurig Dr Pepper Inc.	152	4,899
Kimberly-Clark Corporation	44	5,709
Kraft Heinz Company, The	133	4,082
Kroger Co., The	91	5,568
Lamb Weston Holdings, Inc.	33	2,201
Lancaster Colony Corporation	10	1,682
McCormick & Company, Incorporated	43	3,306
Molson Coors Beverage Company - Class B	40	2,321
Mondelez International, Inc. - Class A	156	9,335
Monster Beverage 1990 Corporation (a)	96	5,063
National Beverage Corp.	31	1,336
PepsiCo, Inc.	146	22,262
Performance Food Group Company (a)	32	2,681
Philip Morris International Inc.	166	19,980
Pilgrim's Pride Corporation (a)	32	1,444
Post Holdings, Inc. (a)	17	1,975
Primo Brands Corporation - Class A	66	2,027
Procter & Gamble Company, The	244	40,870
Simply Good Foods Company, The (a)	45	1,744
Sprouts Farmers Market, Inc. (a)	19	2,450
Sysco Corporation	68	5,227
Target Corporation	57	7,701
The Clorox Company	21	3,402
The Estee Lauder Companies Inc. - Class A	43	3,225
The Hershey Company	23	3,873
Tyson Foods, Inc. - Class A	50	2,887
US Foods Holding Corp. (a)	43	2,930
Walmart Inc.	450	40,617
		372,749
Consumer Discretionary 2.3%
Grand Canyon Education, Inc. (a)	11	1,877
KinderCare Learning Companies, Inc. (a)	63	1,126
Newell Brands Inc.	188	1,870
Ollie's Bargain Outlet Holdings, Inc. (a)	21	2,259
Stride, Inc. (a)	18	1,841
		8,973
Health Care 0.4%
Hims & Hers Health, Inc. - Class A (a)	60	1,444
Total Common Stocks (cost $358,694)		383,166
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	41	41
Total Short Term Investments (cost $41)		41
Total Investments 99.0% (cost $358,735)		383,207
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net 1.0%		3,707
Total Net Assets 100.0%		386,925

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	3,154	115,307	118,420	122	—	—	41	—
JNL Government Money Market Fund, 4.46% - Class SL	138	10,263	10,401	8	—	—	—	—
	3,292	125,570	128,821	130	—	—	41	—

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	51	March 2025	4,219	11	(134)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	383,166	—	—	383,166
Short Term Investments	41	—	—	41
	383,207	—	—	383,207
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(134)	—	—	(134)
	(134)	—	—	(134)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.7%
Financials 24.0%
American Express Company	187	55,620
Goldman Sachs Group, Inc., The	187	107,311
JPMorgan Chase & Co.	188	44,923
Travelers Companies, Inc. , The	187	45,144
Visa Inc. - Class A	187	59,227
		312,225
Information Technology 20.4%
Apple Inc.	188	46,930
Cisco Systems, Inc.	188	11,094
International Business Machines Corporation	187	41,197
Microsoft Corporation	187	78,991
NVIDIA Corporation	187	25,166
Salesforce, Inc.	187	62,655
		266,033
Health Care 14.6%
Amgen Inc.	187	48,845
Johnson & Johnson	187	27,102
Merck & Co., Inc.	188	18,643
UnitedHealth Group Incorporated	188	94,800
		189,390
Consumer Discretionary 14.0%
Amazon.com, Inc. (a)	187	41,115
Home Depot, Inc., The	188	72,898
McDonald's Corporation	188	54,327
NIKE, Inc. - Class B	187	14,181
		182,521
Industrials 12.9%
3M Company	187	24,192
Boeing Company, The (a)	188	33,170
Caterpillar Inc.	188	67,983
Honeywell International Inc.	187	42,333
		167,678
Materials 4.9%
Sherwin-Williams Company, The	188	63,704
Consumer Staples 4.6%
Coca-Cola Company, The	187	11,668
Procter & Gamble Company, The	187	31,418
Walmart Inc.	187	16,932
		60,018
Communication Services 2.2%
Verizon Communications Inc.	187	7,494
Walt Disney Company, The	188	20,867
		28,361
Energy 2.1%
Chevron Corporation	188	27,144
Total Common Stocks (cost $758,132)		1,297,074
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	3,560	3,560
Total Short Term Investments (cost $3,560)		3,560
Total Investments 100.0% (cost $761,692)		1,300,634
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (0.0)%		(214)
Total Net Assets 100.0%		1,300,416

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	11,221	155,547	163,208	420	—	—	3,560	0.3
JNL Government Money Market Fund, 4.46% - Class SL	—	696	696	—	—	—	—	—
	11,221	156,243	163,904	420	—	—	3,560	0.3

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	20	March 2025	4,435	(4)	(148)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,297,074	—	—	1,297,074
Short Term Investments	3,560	—	—	3,560
	1,300,634	—	—	1,300,634
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(148)	—	—	(148)
	(148)	—	—	(148)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.4%
Energy 99.1%
Antero Midstream Corporation	316	4,763
Antero Resources Corporation (a)	271	9,490
Apa Corp.	340	7,850
Archrock, Inc.	145	3,604
Baker Hughes Company - Class A	918	37,636
Cactus, Inc. - Class A	61	3,550
California Resources Corporation	55	2,866
ChampionX Corporation	175	4,763
Cheniere Energy, Inc.	208	44,612
Chevron Corporation	1,542	223,412
Chord Energy Corporation	57	6,712
Civitas Resources, Inc.	67	3,057
CNX Resources Corporation (a)	140	5,141
Comstock Resources, Inc. (a) (b)	84	1,528
ConocoPhillips	1,212	120,167
Coterra Energy Inc.	691	17,653
Devon Energy Corporation	608	19,896
Diamondback Energy, Inc.	176	28,816
DT Midstream, Inc.	90	8,971
EOG Resources, Inc.	520	63,800
EQT Corporation	523	24,118
Expand Energy Corporation (b)	186	18,500
Exxon Mobil Corporation	4,071	437,926
Halliburton Company	820	22,297
Helmerich & Payne, Inc.	90	2,875
Hess Corporation	258	34,321
HF Sinclair Corporation	154	5,400
Kinder Morgan, Inc.	1,822	49,921
Magnolia Oil & Gas Corporation - Class A	158	3,701
Marathon Petroleum Corporation	298	41,529
Matador Resources Company	111	6,225
Murphy Oil Corporation	143	4,320
Northern Oil and Gas Incorporated	86	3,209
NOV Inc.	364	5,308
Occidental Petroleum Corporation	623	30,780
ONEOK, Inc.	540	54,170
Ovintiv Canada ULC	247	10,011
Patterson-UTI Energy, Inc.	346	2,855
PBF Energy Inc. - Class A	96	2,542
Peabody Energy Corporation	113	2,359
Permian Resources Corporation - Class A	579	8,324
Phillips 66	382	43,540
Range Resources Corporation	221	7,941
Schlumberger Limited	1,308	50,152
SM Energy Company	105	4,086
Targa Resources Corp.	201	35,803
Texas Pacific Land Corporation (b)	18	19,830
Tidewater Inc. (a)	46	2,529
Transocean Ltd. (a) (b) (c)	728	2,730
Uranium Energy Corp. (a) (b)	349	2,337
Valaris Limited (a)	58	2,585
Valero Energy Corporation	296	36,308
Weatherford International Public Limited Company	68	4,907
Williams Companies, Inc., The	1,126	60,949
		1,662,675
Utilities 0.3%
National Fuel Gas Company	84	5,116
Total Common Stocks (cost $1,501,047)		1,667,791
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	10,297	10,297
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.46% (d) (e)	355	355
Total Short Term Investments (cost $10,652)		10,652
Total Investments 100.0% (cost $1,511,699)		1,678,443
Other Derivative Instruments 0.0%		142
Other Assets and Liabilities, Net (0.0)%		(517)
Total Net Assets 100.0%		1,678,068

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	4,974	530,386	525,063	543	—	—	10,297	0.6
JNL Government Money Market Fund, 4.46% - Class SL	852	70,649	71,146	94	—	—	355	—
	5,826	601,035	596,209	637	—	—	10,652	0.6

JNL/Mellon Energy Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	3,116	2,730	0.2

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	131	March 2025	11,682	142	176

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,667,791	—	—	1,667,791
Short Term Investments	10,652	—	—	10,652
	1,678,443	—	—	1,678,443
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	176	—	—	176
	176	—	—	176

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.6%
Financials 99.2%
Affiliated Managers Group, Inc.	6	1,134
AFLAC Incorporated	104	10,801
Allstate Corporation, The	55	10,552
Ally Financial Inc.	56	2,029
American Express Company	114	33,915
American Financial Group, Inc.	15	2,070
American International Group, Inc.	129	9,371
Ameriprise Financial, Inc.	20	10,677
Ameris Bancorp	13	832
AON Public Limited Company - Class A	45	16,109
Apollo Global Management, Inc.	82	13,577
Arch Capital Group Ltd.	77	7,104
Ares Management Corporation - Class A	38	6,806
Arthur J. Gallagher & Co.	51	14,539
Artisan Partners Asset Management Inc. - Class A	15	640
Associated Banc-Corp	32	772
Assurant, Inc.	11	2,294
Assured Guaranty Ltd.	11	950
Atlantic Union Bank	17	628
AXIS Capital Holdings Limited	17	1,468
Axos Financial, Inc. (a)	12	815
BancFirst Corporation	4	522
Bank of America Corporation	1,380	60,634
Bank of New York Mellon Corporation, The (b)	150	11,535
Bank OZK	22	959
Berkshire Hathaway Inc. - Class B (a)	373	168,881
BGC Group, Inc. - Class A	76	689
BlackRock, Inc.	29	29,439
Blackstone Inc. - Class A	149	25,751
Blue Owl Capital Inc. - Class A	103	2,392
BOK Financial Corporation	5	507
Brown & Brown, Inc.	50	5,144
Cadence Bank	38	1,316
Capital One Financial Corporation	79	14,024
Cathay General Bancorp	15	717
Charles Schwab Corporation, The	297	21,975
Chubb Limited	78	21,476
Cincinnati Financial Corporation	32	4,627
Citigroup Inc.	391	27,518
Citizens Financial Group, Inc.	94	4,127
CME Group Inc. - Class A	74	17,280
CNO Financial Group, Inc.	22	826
Cohen & Steers, Inc. (c)	5	496
Coinbase Global, Inc. - Class A (a)	42	10,390
Columbia Banking System, Inc.	42	1,142
Comerica Incorporated	27	1,692
Commerce Bancshares, Inc.	28	1,716
Corebridge Financial, Inc.	48	1,442
Credit Acceptance Corporation (a)	1	576
Cullen/Frost Bankers, Inc.	12	1,673
Discover Financial Services	52	8,951
East West Bancorp, Inc.	29	2,773
Enact Holdings, Inc.	7	218
Enstar Group Limited (a)	2	766
Equitable Holdings, Inc.	63	2,950
Erie Indemnity Company - Class A	5	2,132
Essent Group Ltd.	22	1,193
Evercore Inc. - Class A	7	2,058
Everest Group, Ltd.	9	3,263
F&G Annuities & Life, Inc.	4	180
F.N.B. Corporation	70	1,040
FactSet Research Systems Inc.	8	3,793
Federated Hermes, Inc. - Class B	17	678
Fidelity National Financial, Inc. - Class A	54	3,005
Fifth Third Bancorp	141	5,968
First American Financial Corporation	21	1,324
First Bancorp.	37	680
First Citizens BancShares, Inc. - Class A	2	4,653
First Financial Bankshares, Inc.	29	1,062
First Hawaiian, Inc.	26	680
First Horizon Corporation	112	2,262
First Interstate BancSystem, Inc. - Class A	19	603
FirstCash, Inc.	8	834
Franklin Resources, Inc.	61	1,242
Freedom Holding Corp. (a) (c)	3	432
Fulton Financial Corporation	35	665
Glacier Bancorp, Inc.	24	1,209
Globe Life Inc.	19	2,127
Goldman Sachs Group, Inc., The	65	37,192
Hamilton Lane Incorporated - Class A	8	1,206
Hancock Whitney Corporation	18	978
Hanover Insurance Group Inc, The	7	1,145
Hartford Financial Services Group, Inc. , The	60	6,510
Home BancShares, Inc.	42	1,178
Houlihan Lokey, Inc. - Class A	11	1,879
Huntington Bancshares Incorporated	297	4,833
Independence Holdings, LLC	23	1,214
Interactive Brokers Group, Inc. - Class A	22	3,884
Intercontinental Exchange, Inc.	118	17,629
International Bancshares Corporation	12	742
Invesco Ltd.	66	1,161
Jackson Financial Inc. - Class A (b)	14	1,242
Janus Henderson Group PLC	27	1,137
Jefferies Financial Group Inc.	34	2,647
JPMorgan Chase & Co.	582	139,493
KeyCorp	204	3,505
Kinsale Capital Group, Inc.	5	2,137
KKR & Co. Inc. - Class A	137	20,286
Lazard, Inc.	18	948
Lincoln National Corporation	34	1,084
Loews Corporation	39	3,267
LPL Financial Holdings Inc.	15	5,016
M&T Bank Corporation	34	6,450
Markel Group Inc. (a)	3	4,578
MarketAxess Holdings Inc.	8	1,762
Marsh & Mclennan Companies, Inc.	102	21,670
MasterCard Incorporated - Class A	168	88,711
Mercury General Corporation	6	382
MetLife, Inc.	120	9,842
MGIC Investment Corporation	55	1,303
Moelis & Company - Class A	15	1,081
Moody's Corporation	32	15,354
Morgan Stanley	257	32,352
Morningstar, Inc.	6	1,860
Mr. Cooper Group Inc. (a)	13	1,211
MSCI Inc. - Class A	16	9,819
Nasdaq, Inc.	80	6,177
Northern Trust Corporation	41	4,208
Old National Bancorp	66	1,435
Old Republic International Corporation	51	1,851
PayPal Holdings, Inc. (a)	207	17,687
PennyMac Financial Services, Inc.	6	607
Pinnacle Financial Partners, Inc.	16	1,817
Piper Sandler Companies	3	927
Popular, Inc.	15	1,418
Primerica, Inc.	7	1,938
Principal Financial Group, Inc.	49	3,755
Prosperity Bancshares, Inc.	19	1,423
Prudential Financial, Inc.	74	8,717
Radian Group Inc.	31	969
Raymond James Financial, Inc.	38	5,940
Regions Financial Corporation	189	4,444
Reinsurance Group of America, Incorporated	14	2,921
RenaissanceRe Holdings Ltd	11	2,662
RLI Corp.	8	1,359
Robinhood Markets, Inc. - Class A (a)	107	3,970
Ryan Specialty Group Holdings, Inc. - Class A	22	1,406
S&P Global Inc.	64	31,975
SEI Investments Company	23	1,929
Selective Insurance Group, Inc.	13	1,171
ServisFirst Bancshares, Inc.	12	975
SLM Corporation	46	1,255
SoFi Technologies, Inc. (a) (c)	213	3,281
Southstate Corporation	19	1,937
State Street Corporation	60	5,934
StepStone Group Inc. - Class A	13	734

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Stifel Financial Corp.	21	2,204
Synchrony Financial	81	5,242
Synovus Financial Corp.	30	1,541
T. Rowe Price Group, Inc.	46	5,192
Texas Capital Bancshares, Inc. (a)	10	777
TFS Financial Corporation	7	86
The Carlyle Group, Inc.	44	2,240
The PNC Financial Services Group, Inc.	82	15,863
The Progressive Corporation	121	28,974
The Western Union Company	70	744
TPG Inc. - Class A	18	1,141
Tradeweb Markets Inc. - Class A	24	3,156
Travelers Companies, Inc. , The	47	11,361
Truist Financial Corporation	276	11,959
U.S. Bancorp	322	15,378
UMB Financial Corporation	9	1,048
United Bankshares, Inc.	27	1,000
United Community Banks, Inc.	25	819
Unum Group	36	2,659
Upstart Holdings, Inc. (a)	16	976
Valley National Bancorp	102	925
Victory Capital Holdings, Inc. - Class A	8	551
Visa Inc. - Class A	359	113,323
Voya Financial, Inc.	21	1,437
W. R. Berkley Corporation	64	3,720
Walker & Dunlop, Inc.	7	673
Webster Financial Corporation	35	1,957
Wells Fargo & Company	689	48,388
Western Alliance Bancorporation	23	1,922
White Mountains Insurance Group Ltd	1	1,027
Willis Towers Watson Public Limited Company	21	6,501
Wintrust Financial Corporation	13	1,627
Zions Bancorporation, National Association	30	1,641
Zurich American Corporation	12	808
		1,521,660
Industrials 0.3%
Dun & Bradstreet Holdings, Inc.	57	711
TransUnion	40	3,706
		4,417
Information Technology 0.1%
Mara Holdings, Inc. (a) (c)	63	1,053
Riot Platforms, Inc. (a) (c)	60	610
		1,663
Health Care 0.0%
CorVel Corporation (a)	6	660
Total Common Stocks (cost $1,086,757)		1,528,400
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.36% (b) (d)	6,429	6,429
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (b) (d)	1,441	1,441
Total Short Term Investments (cost $7,870)		7,870
Total Investments 100.1% (cost $1,094,627)		1,536,270
Other Derivative Instruments 0.0%		10
Other Assets and Liabilities, Net (0.1)%		(1,730)
Total Net Assets 100.0%		1,534,550

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	8,884	1,018	2,164	278	472	3,325	11,535	0.7
Jackson Financial Inc. - Class A	803	181	273	42	131	400	1,242	0.1
JNL Government Money Market Fund, 4.46% - Class SL	777	26,520	25,856	34	—	—	1,441	0.1
JNL Government Money Market Fund, 4.36% - Class I	7,260	316,946	317,777	343	—	—	6,429	0.4
	17,724	344,665	346,070	697	603	3,725	20,647	1.3

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	51	March 2025	7,732	10	(66)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,528,400	—	—	1,528,400
Short Term Investments	7,870	—	—	7,870
	1,536,270	—	—	1,536,270

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(66)	—	—	(66)
	(66)	—	—	(66)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.4%
Health Care 99.0%
Abbott Laboratories	902	101,977
AbbVie Inc.	918	163,093
Acadia Healthcare Company, Inc. (a)	49	1,940
ADMA Biologics, Inc. (a)	120	2,063
Agilent Technologies, Inc.	149	19,974
Align Technology, Inc. (a)	39	8,112
Alkermes Public Limited Company (a)	86	2,465
Alnylam Pharmaceuticals, Inc. (a)	67	15,770
Amedisys, Inc. (a)	16	1,470
Amgen Inc.	280	72,869
Amicus Therapeutics, Inc. (a)	130	1,226
Apellis Pharmaceuticals, Inc. (a)	41	1,314
Arcellx Inc. (a)	20	1,573
Avantor, Inc. (a)	352	7,416
Avidity Biosciences, Inc. (a)	47	1,365
Axsome Therapeutics, Inc. (a)	21	1,760
Baxter International Inc.	264	7,710
Becton, Dickinson and Company	151	34,297
Biogen Inc. (a)	75	11,517
Biohaven Ltd. (a)	46	1,736
BioMarin Pharmaceutical Inc. (a)	98	6,463
Bio-Rad Laboratories, Inc. - Class A (a)	11	3,591
Bio-Techne Corporation	82	5,888
Blueprint Medicines Corporation (a)	32	2,779
Boston Scientific Corporation (a)	766	68,410
Bridgebio Pharma, Inc. (a)	62	1,714
Bristol-Myers Squibb Company	1,058	59,834
Bruker Corporation	48	2,840
Canticle Pharmaceuticals, Inc. (a) (b)	8	2,556
Cardinal Health, Inc.	126	14,943
Cencora, Inc.	89	19,952
Centene Corporation (a)	262	15,897
Charles River Laboratories International, Inc. (a)	26	4,875
Chemed Corporation	8	4,089
Cooper Companies, Inc., The (a)	103	9,496
Crinetics Pharmaceuticals, Inc. (a)	46	2,339
CRISPR Therapeutics AG (a) (b)	44	1,731
CVS Health Corporation	652	29,262
Cytokinetics, Incorporated (a)	61	2,853
Danaher Corporation	335	76,827
DaVita Inc. (a)	23	3,481
Dentsply Sirona Inc.	105	1,988
DexCom, Inc. (a)	206	16,024
Doximity, Inc. - Class A (a)	64	3,413
Edwards Lifesciences Corporation (a)	313	23,176
Elanco Animal Health Incorporated (a)	257	3,110
Elevance Health, Inc.	121	44,514
Eli Lilly and Company	416	321,438
Encompass Health Corporation	52	4,774
Envista Holdings Corporation (a)	89	1,718
Exact Sciences Corporation (a)	95	5,328
Exelixis, Inc. (a)	149	4,955
GE HealthCare Technologies Inc.	204	15,977
Gilead Sciences, Inc.	648	59,853
Glaukos Corporation (a)	28	4,146
Globus Medical, Inc. - Class A (a)	58	4,805
Haemonetics Corporation (a)	27	2,103
Halozyme Therapeutics, Inc. (a)	66	3,171
HCA Healthcare, Inc.	95	28,593
HealthEquity, Inc. (a)	44	4,201
Henry Schein, Inc. (a)	66	4,537
Hologic, Inc. (a)	120	8,647
Humana Inc.	62	15,828
IDEXX Laboratories, Inc. (a)	43	17,781
Illumina, Inc. (a)	82	10,934
Immunitybio, Inc. (a) (b)	76	194
Immunovant, Inc. (a)	34	837
Incyte Corporation (a)	85	5,852
Insmed Incorporated (a)	92	6,365
Inspire Medical Systems, Inc. (a)	15	2,783
Insulet Corporation (a)	36	9,418
Integer Holdings Corporation (a)	18	2,346
Intra-Cellular Therapies, Inc. (a)	51	4,249
Intuitive Surgical, Inc. (a)	184	96,229
Ionis Pharmaceuticals, Inc. (a)	76	2,660
Iovance Biotherapeutics, Inc. (a)	112	826
IQVIA Holdings Inc (a)	95	18,756
Jazz Pharmaceuticals Public Limited Company (a)	32	3,968
Johnson & Johnson	1,251	180,943
Krystal Biotech, Inc. (a)	13	2,093
Labcorp Holdings Inc.	44	10,145
Lantheus Holdings, Inc. (a)	35	3,143
Masimo Corporation (a)	23	3,779
McKesson Corporation	66	37,629
Medpace Holdings, Inc. (a)	13	4,290
Medtronic, Inc.	667	53,242
Merck & Co., Inc.	1,318	131,068
Merit Medical Systems, Inc. (a)	30	2,918
Mettler-Toledo International Inc. (a)	11	13,514
Moderna, Inc. (a)	174	7,233
Molina Healthcare, Inc. (a)	30	8,752
Natera, Inc. (a)	63	10,041
Neogen Corporation (a) (b)	114	1,379
Neurocrine Biosciences, Inc. (a)	52	7,042
Nuvalent, Inc. - Class A (a)	19	1,480
Option Care Health, Inc. (a)	91	2,121
Organon & Co.	136	2,026
PACS Group, Inc. (a)	12	161
Penumbra, Inc. (a)	20	4,635
Perrigo Company Public Limited Company	70	1,805
Pfizer Inc.	2,947	78,186
Prestige Consumer Healthcare Inc. (a)	25	1,956
Procept Biorobotics Corporation (a)	24	1,922
Quest Diagnostics Incorporated	58	8,686
RadNet, Inc. (a)	34	2,409
Regeneron Pharmaceuticals, Inc. (a)	55	39,192
Repligen Corporation (a)	27	3,890
ResMed Inc.	76	17,390
Revolution Medicines, Inc. (a)	77	3,387
Revvity, Inc.	64	7,106
Roivant Sciences Ltd. (a)	223	2,637
Royalty Pharma PLC - Class A	208	5,310
Sarepta Therapeutics, Inc. (a)	47	5,724
Select Medical Holdings Corporation	53	998
Solventum Corporation (a)	71	4,697
Sotera Health LLC (a)	72	979
Steris Public Limited Company	51	10,535
Stryker Corporation	187	67,341
Summit Therapeutics Inc. (a) (b)	59	1,052
Surgery Partners, Inc. (a)	39	824
Teleflex Incorporated	24	4,325
Tempus AI, Inc. - Class A (a) (b)	30	1,024
Tenet Healthcare Corporation (a)	50	6,307
TG Therapeutics, Inc. (a)	74	2,237
The Cigna Group	145	40,010
The Ensign Group, Inc.	29	3,839
Thermo Fisher Scientific Inc.	199	103,283
Ultragenyx Pharmaceutical Inc. (a)	43	1,830
United Therapeutics Corporation (a)	20	6,953
UnitedHealth Group Incorporated	478	241,726
Universal Health Services, Inc. - Class B	31	5,561
Vaxcyte, Inc. (a)	57	4,628
Veeva Systems Inc. - Class A (a)	77	16,145
Vertex Pharmaceuticals Incorporated (a)	134	53,986
Viatris Inc.	625	7,782
Viking Therapeutics, Inc. (a) (b)	54	2,175
Waters Corporation (a)	31	11,331
Waystar Holding Corp. (a)	25	919
West Pharmaceutical Services, Inc.	38	12,350
Zimmer Biomet Holdings, Inc.	104	11,022
Zoetis Inc. - Class A	235	38,254
		2,894,311
Materials 0.2%
AptarGroup, Inc.	34	5,347

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Consumer Staples 0.1%
Walgreens Boots Alliance, Inc. (b)	369	3,445
Financials 0.1%
Oscar Health, Inc. - Class A (a)	86	1,160
Total Common Stocks (cost $1,788,970)		2,904,263
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	16,887	16,887
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	1,419	1,419
Total Short Term Investments (cost $18,306)		18,306
Total Investments 100.0% (cost $1,807,276)		2,922,569
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (0.0)%		(161)
Total Net Assets 100.0%		2,922,416

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	—	434,337	417,450	407	—	—	16,887	0.6
JNL Government Money Market Fund, 4.46% - Class SL	740	62,359	61,680	68	—	—	1,419	—
	740	496,696	479,130	475	—	—	18,306	0.6

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	142	March 2025	19,873	8	17

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	2,904,263	—	—	2,904,263
Short Term Investments	18,306	—	—	18,306
	2,922,569	—	—	2,922,569
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	17	—	—	17
	17	—	—	17

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.1%
Industrials 96.8%
3M Company	33	4,315
A. O. Smith Corporation	7	505
AAON, Inc.	4	491
ABM Industries Incorporated	4	198
Acuity Brands, Inc.	2	553
Advanced Drainage Systems, Inc.	4	500
AECOM	8	891
AeroVironment, Inc. (a)	2	269
AGCO Corporation	4	358
Air Lease Corporation - Class A	6	305
Alaska Air Group, Inc. (a)	8	510
Allegion Public Limited Company	5	702
Amentum Holdings, Inc. (a)	8	165
American Airlines Group Inc. (a)	37	649
AMETEK, Inc.	14	2,549
API Group Corporation (a)	11	412
Applied Industrial Technologies, Inc.	2	567
Arcosa, Inc.	3	284
Armstrong World Industries, Inc.	3	388
Atkore Inc.	2	180
Avis Budget Group, Inc. (a)	1	92
Axon Enterprise, Inc. (a)	4	2,603
Beacon Roofing Supply, Inc. (a)	4	388
Boeing Company, The (a)	46	8,115
Booz Allen Hamilton Holding Corporation - Class A	8	1,011
Brady Corporation - Class A	3	192
Brink's Company, The	3	251
Builders FirstSource, Inc. (a)	7	1,004
BWXT Government Group, Inc.	6	624
C.H. Robinson Worldwide, Inc.	7	741
Carlisle Companies Incorporated	3	1,047
Carrier Global Corporation	52	3,516
Casella Waste Systems, Inc. - Class A (a)	4	404
Caterpillar Inc.	30	10,752
CBIZ, Inc. (a)	3	234
Chart Industries, Inc. (a)	3	499
Cintas Corporation	21	3,883
Clean Harbors, Inc. (a)	3	719
CNH Industrial N.V.	56	629
Comfort Systems USA, Inc.	2	926
Construction Partners, Inc. - Class A (a)	3	241
Copart, Inc. (a)	54	3,075
Core & Main, Inc. - Class A (a)	11	564
Crane Company	3	460
CSW Industrials, Inc.	1	355
CSX Corporation	118	3,820
Cummins Inc.	8	2,908
Curtiss-Wright Corporation	2	830
Deere & Company	15	6,540
Delta Air Lines, Inc.	39	2,383
Donaldson Company, Inc.	7	497
Dover Corporation	8	1,581
Dycom Industries, Inc. (a)	2	317
Eaton Corporation Public Limited Company	24	8,051
EMCOR Group, Inc.	3	1,311
Emerson Electric Co.	35	4,333
EnerSys	2	224
Enpro Inc.	1	219
Equifax Inc.	8	1,926
ESAB Corporation	3	416
Expeditors International of Washington, Inc. - Class A	9	953
Exponent, Inc.	3	272
Fastenal Company	35	2,521
Federal Signal Corporation	4	352
FedEx Corporation	14	3,877
Ferguson Enterprises Inc.	12	2,136
Flowserve Corporation	8	462
Fluor Corporation (a)	10	513
Fortune Brands Innovations, Inc.	8	527
Franklin Electric Co., Inc.	2	240
FTAI Aviation Ltd.	6	874
FTI Consulting, Inc. (a)	2	421
Gates Industrial Corporation PLC (a)	12	241
GATX Corporation	2	333
Generac Holdings Inc. (a)	4	574
General Dynamics Corporation	15	3,991
General Electric Company	66	11,080
GMS Inc. (a)	2	199
Graco Inc.	10	870
Granite Construction Incorporated	3	230
Griffon Corporation	2	162
GXO Logistics Inc. (a)	7	314
Hayward Holdings, Inc. (a)	9	133
HEICO Corporation	3	617
HEICO Corporation - Class A	5	878
Herc Holdings Inc.	2	304
Hexcel Corporation	5	318
Honeywell International Inc.	40	9,030
Howmet Aerospace Inc.	25	2,731
Hubbell Incorporated	3	1,375
Huntington Ingalls Industries, Inc.	2	459
ICF International, Inc.	1	137
IDEX Corporation	5	968
IES Holdings, Inc. (a)	1	112
Illinois Tool Works Inc.	18	4,583
Ingersoll Rand Inc.	25	2,244
Insperity, Inc.	2	165
ITT Inc.	5	717
J.B. Hunt Transport Services, Inc.	5	869
Jacobs Solutions Inc.	8	1,033
Joby Aviation, Inc. - Class A (a) (b)	29	234
John Bean Technologies Corporation	2	247
Johnson Controls International Public Limited Company	41	3,237
Kadant Inc.	1	247
KBR, Inc.	8	484
Kirby Corporation (a)	4	374
Knight-Swift Transportation Holdings Inc. - Class A	9	489
Korn Ferry	3	207
Kratos Defense & Security Solutions, Inc. (a)	9	243
L3Harris Technologies, Inc.	12	2,439
Landstar System, Inc.	2	384
Lennox International Inc.	2	1,190
Leonardo DRS, Inc. (a)	4	141
Lincoln Electric Holdings, Inc.	4	658
Loar Holdings Inc. (a) (b)	1	64
Lockheed Martin Corporation	13	6,272
ManpowerGroup Inc.	3	176
Masco Corporation	13	978
MasTec, Inc. (a)	4	510
Matson Intermodal - Paragon, Inc.	2	278
Maximus, Inc.	4	284
Middleby Corporation, The (a)	3	444
Mine Safety Appliances Company, LLC	2	374
MOOG Inc. - Class A	2	345
MSC Industrial Direct Co., Inc. - Class A	3	208
Mueller Industries, Inc.	7	534
Mueller Water Products, Inc. - Class A	10	222
Nordson Corporation	3	657
Norfolk Southern Corporation	14	3,258
Northrop Grumman Corporation	9	4,205
Nvent Electric Public Limited Company	10	690
Old Dominion Freight Line, Inc.	11	2,014
Oshkosh Corporation	4	378
Otis Worldwide Corporation	25	2,299
Owens Corning	5	904
PACCAR Inc	32	3,283
Parker-Hannifin Corporation	8	5,011
Pentair Public Limited Company	10	1,018
Primoris Services Corporation	3	244
Quanta Services, Inc.	9	2,823
RBC Bearings Incorporated (a)	2	524
Regal Rexnord Corporation	4	630
Republic Services, Inc.	13	2,530
Resideo Technologies, Inc. (a)	9	204

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Robert Half Inc.	6	451
Rocket Lab USA, Inc. - Class A (a) (b)	17	427
Rockwell Automation, Inc.	7	2,012
RTX Corporation	81	9,426
RXO Inc (a)	10	235
Ryder System, Inc.	3	428
Saia, Inc. (a)	2	740
SiteOne Landscape Supply, Inc. (a)	3	359
SkyWest, Inc. (a)	2	247
Snap-on Incorporated	3	1,097
Southwest Airlines Co.	36	1,225
Spirit AeroSystems Holdings, Inc. - Class A (a)	7	241
SPX Technologies, Inc. (a)	3	417
StandardAero, Inc. (a)	5	118
Stanley Black & Decker, Inc.	9	752
Sterling Infrastructure, Inc. (a)	2	321
Symbotic Inc. - Class A (a) (b)	1	34
Terex Corporation	4	194
Tetra Tech, Inc.	16	647
Textron Inc.	12	895
The AZEK Company Inc. - Class A (a)	9	423
The Timken Company	4	290
Toro Company, The	6	509
Trane Technologies Public Limited Company	14	5,112
TransDigm Group Incorporated	3	4,353
Trex Company, Inc. (a)	7	458
Trinet Group, Inc.	2	178
U-Haul Holding Company (a) (b)	—	31
U-Haul Holding Company - Series N	6	367
Union Pacific Corporation	37	8,479
United Airlines Holdings, Inc. (a)	20	1,947
United Parcel Service, Inc. - Class B	45	5,646
United Rentals, Inc.	4	2,832
Valmont Industries, Inc.	1	370
Veralto Corporation	15	1,478
Verisk Analytics, Inc.	9	2,413
Vertiv Holdings Co - Class A	22	2,519
Vm Consolidated, Inc. - Class A (a)	10	244
W.W. Grainger, Inc.	3	2,886
Waste Management, Inc.	23	4,550
Watsco, Inc.	2	1,009
Watts Water Technologies, Inc. - Class A	2	345
WESCO International, Inc.	3	492
Westinghouse Air Brake Technologies Corporation	11	1,989
Willscot Holdings Corporation - Class A (a)	12	390
Woodward, Inc.	3	577
XPO, Inc. (a)	7	933
Xylem Inc.	15	1,715
Zurn Elkay Water Solutions Corporation	9	332
		275,355
Consumer Discretionary 0.7%
ADT, Inc.	19	129
Aramark	16	587
Pool Corporation	2	788
TopBuild Corp. (a)	2	573
		2,077
Financials 0.6%
Global Payments Inc.	16	1,742
Materials 0.5%
ATI Inc. (a)	9	469
Carpenter Technology Corporation	3	510
Louisiana-Pacific Corporation (W VA)	4	404
		1,383
Information Technology 0.4%
Advanced Energy Industries, Inc.	2	255
Crane Nxt, Co.	4	211
Dolby Laboratories, Inc. - Class A	4	292
Mirion Technologies (US), Inc. - Class A (a)	13	231
		989
Utilities 0.1%
MDU Resources Group, Inc.	11	202
Total Common Stocks (cost $238,881)		281,748
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	4,623	4,623
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	623	623
Total Short Term Investments (cost $5,246)		5,246
Total Investments 100.9% (cost $244,127)		286,994
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (0.9)%		(2,667)
Total Net Assets 100.0%		284,323

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	1,186	107,021	103,584	91	—	—	4,623	1.6
JNL Government Money Market Fund, 4.46% - Class SL	399	11,467	11,243	20	—	—	623	0.2
	1,585	118,488	114,827	111	—	—	5,246	1.8

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	19	March 2025	2,579	(4)	(32)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	281,748	—	—	281,748
Short Term Investments	5,246	—	—	5,246
	286,994	—	—	286,994
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(32)	—	—	(32)
	(32)	—	—	(32)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.2%
Information Technology 93.1%
Accenture Public Limited Company - Class A	232	81,561
ACI Worldwide, Inc. (a)	102	5,288
Adobe Inc. (a)	163	72,697
Advanced Micro Devices, Inc. (a)	600	72,485
Akamai Technologies, Inc. (a)	93	8,859
Alkami Technology, Inc. (a)	106	3,871
Allegro Microsystems Inc. (a)	211	4,619
Altair Engineering Inc. - Class A (a)	55	5,959
Amkor Technology, Inc.	180	4,615
Amphenol Corporation - Class A	482	33,470
Analog Devices, Inc.	193	40,993
ANSYS, Inc. (a)	41	13,920
AppFolio, Inc. - Class A (a)	22	5,433
Apple Inc.	5,380	1,347,166
Applied Materials, Inc.	314	51,132
AppLovin Corporation - Class A (a)	84	27,352
Arista Networks, Inc. (a)	400	44,258
Arrow Electronics, Inc. (a)	49	5,531
ASGN Incorporated (a)	55	4,606
Aspen Technology, Inc. (a)	24	6,031
Astera Labs, Inc. (a)	44	5,871
Atlassian Corporation - Class A (a)	70	17,022
Aurora Innovations Inc. - Class A (a) (b)	912	5,748
Autodesk, Inc. (a)	88	26,111
Avnet, Inc.	100	5,222
Badger Meter, Inc.	28	5,876
Belden Inc.	44	4,998
Bentley Systems, Incorporated - Class B	120	5,624
Bill Holdings, Inc. (a)	75	6,382
Blackbaud, Inc. (a)	60	4,422
Blackline, Inc. (a)	77	4,683
Box, Inc. - Class A (a)	161	5,088
Broadcom Inc.	1,650	382,615
C3.ai, Inc. - Class A (a) (b)	137	4,734
Cadence Design Systems, Inc. (a)	109	32,779
CCC Intelligent Solutions Holdings Inc. (a)	406	4,761
CDW Corp.	68	11,866
Ciena Corporation (a)	103	8,765
Cirrus Logic, Inc. (a)	54	5,375
Cisco Systems, Inc.	1,474	87,281
Clear Secure, Inc. - Class A	168	4,463
Clearwater Analytics Holdings, Inc. - Class A (a)	170	4,675
Cloudflare, Inc. - Class A (a)	143	15,438
Cognex Corporation	147	5,278
Cognizant Technology Solutions Corporation - Class A	224	17,263
Coherent Corp. (a)	90	8,496
CommVault Systems, Inc. (a)	37	5,546
Confluent, Inc. - Class A (a)	204	5,710
Core Scientific, Inc. (a)	290	4,072
Corning Incorporated	349	16,597
Credo Technology Group Holding Ltd (a)	122	8,203
CrowdStrike Holdings, Inc. - Class A (a)	92	31,415
Datadog, Inc. - Class A (a)	129	18,372
Dell Technologies Inc. - Class C	139	16,028
DigitalOcean Holdings, Inc. (a)	113	3,855
DocuSign, Inc. (a)	118	10,595
DoubleVerify Holdings, Inc. (a)	241	4,626
Dropbox, Inc. - Class A (a)	216	6,487
DXC Technology Company (a)	235	4,697
Dynatrace, Inc. (a)	163	8,862
Elastic N.V. (a)	64	6,309
Enphase Energy, Inc. (a)	100	6,842
Entegris, Inc.	88	8,745
EPAM Systems, Inc. (a)	35	8,142
F5, Inc. (a)	35	8,902
Fabrinet (a)	28	6,083
Fair Isaac Corporation (a)	10	20,441
First Solar, Inc. (a)	54	9,599
Flex Ltd. (a)	231	8,860
Formfactor, Inc. (a)	118	5,182
Fortinet, Inc. (a)	269	25,447
Gartner, Inc. (a)	35	16,809
Gen Digital Inc.	322	8,818
GitLab Inc. - Class A (a)	99	5,563
GoDaddy Inc. - Class A (a)	66	12,988
Guidewire Software, Inc. (a)	48	8,019
HashiCorp, Inc. - Class A (a)	161	5,515
Hewlett Packard Enterprise Company	634	13,533
HP, Inc.	445	14,531
HubSpot, Inc. (a)	23	16,133
Impinj, Inc. (a)	27	3,882
Informatica Inc. - Class A (a)	185	4,789
Insight Enterprises, Inc. (a)	33	5,020
Intel Corporation	1,680	33,685
InterDigital, Inc.	27	5,246
International Business Machines Corporation	344	75,710
Intuit Inc.	105	66,085
IPG Photonics Corporation (a)	57	4,126
Itron, Inc. (a)	47	5,111
Jabil Inc.	66	9,466
JFROG Ltd (a)	145	4,268
Juniper Networks, Inc.	213	7,982
Keysight Technologies, Inc. (a)	83	13,354
KLA Corporation	53	33,545
Kyndryl Holdings, Inc. (a)	186	6,434
Lam Research Corporation	507	36,630
Lattice Semiconductor Corporation (a)	114	6,436
Life360, Inc. (a)	97	4,007
Littelfuse, Inc.	23	5,340
Lumentum Holdings Inc. (a)	66	5,528
MACOM Technology Solutions Holdings, Inc. (a)	48	6,267
Manhattan Associates, Inc. (a)	35	9,339
Marvell Technology, Inc.	345	38,118
Microchip Technology Incorporated	244	13,984
Micron Technology, Inc.	433	36,439
Microsoft Corporation	2,650	1,116,947
MicroStrategy Incorporated - Class A (a) (b)	71	20,697
MKS Instruments, Inc.	51	5,324
MongoDB, Inc. - Class A (a)	37	8,506
Monolithic Power Systems, Inc.	23	13,577
Motorola Solutions, Inc.	66	30,644
nCino OpCo, Inc. (a)	115	3,846
NetApp, Inc.	103	11,973
Novanta Inc. (a)	34	5,192
Nutanix, Inc. - Class A (a)	144	8,812
NVIDIA Corporation	8,421	1,130,800
NXP Semiconductors N.V.	106	22,015
Okta, Inc. - Class A (a)	102	8,071
On Semiconductor Corporation (a)	201	12,667
Onto Innovation Inc. (a)	40	6,606
Oracle Corporation	591	98,430
Palantir Technologies Inc. - Class A (a)	762	57,627
Palo Alto Networks, Inc. (a)	250	45,570
Pegasystems Inc.	53	4,954
Plexus Corp. (a)	32	5,025
Power Integrations, Inc.	75	4,637
Procore Technologies, Inc. (a)	76	5,668
PTC Inc. (a)	61	11,129
Pure Storage, Inc. - Class A (a)	180	11,036
Q2 Holdings, Inc. (a)	56	5,596
Qorvo, Inc. (a)	87	6,069
Qualcomm Incorporated	419	64,354
Qualys, Inc. (a)	37	5,176
QXO, Inc (a) (b)	337	5,364
Rambus Inc. (a)	101	5,364
Roper Technologies, Inc.	44	23,141
Salesforce, Inc.	340	113,594
Samsara Inc. - Class A (a)	148	6,454
Sanmina Corporation (a)	66	4,970
Seagate Technology Holdings Public Limited Company	110	9,453
Semtech Corporation (a)	92	5,701
SentinelOne, Inc. - Class A (a)	227	5,042
ServiceNow, Inc. (a)	77	81,191
Silicon Laboratories Inc. (a)	43	5,314

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Skyworks Solutions, Inc.	99	8,755
Smartsheet Inc. - Class A (a)	114	6,383
Snowflake Inc. - Class A (a)	137	21,130
SPS Commerce, Inc. (a)	31	5,620
Super Micro Computer, Inc. (a) (b)	289	8,800
Synopsys, Inc. (a)	61	29,593
TD SYNNEX Corporation	48	5,581
Te Connectivity Public Limited Company	132	18,898
Teledyne Technologies Incorporated (a)	24	11,266
Tenable Holdings, Inc. (a)	128	5,035
Teradata Corporation (a)	152	4,744
Teradyne, Inc.	91	11,454
Texas Instruments Incorporated	342	64,207
Trimble Inc. (a)	137	9,665
Twilio Inc. - Class A (a)	86	9,318
Tyler Technologies, Inc. (a)	21	11,929
Uipath, Inc. - Class A (a)	415	5,270
Unity Software Inc. (a)	257	5,782
Universal Display Corporation	39	5,709
Varonis Systems, Inc. (a)	112	4,972
VeriSign, Inc. (a)	49	10,140
Vontier Corporation	148	5,397
Western Digital Corporation (a)	170	10,166
Workday, Inc. - Class A (a)	90	23,125
Workiva Inc. - Class A (a)	56	6,101
Zebra Technologies Corporation - Class A (a)	27	10,486
Zeta Global Holdings Corp. - Class A (a)	238	4,278
Zoom Communications, Inc. - Class A (a)	129	10,548
Zscaler, Inc. (a)	51	9,171
		6,673,058
Industrials 3.2%
Alight, Inc. - Class A	605	4,187
Automatic Data Processing, Inc.	156	45,585
Broadridge Financial Solutions, Inc.	57	12,891
Caci International Inc. - Class A (a)	15	6,215
Clarivate PLC (a) (b)	768	3,900
Dayforce, Inc. (a)	101	7,345
ESCO Technologies Inc.	34	4,537
ExlService Holdings, Inc. (a)	137	6,080
Fortive Corporation	170	12,786
Genpact Limited	134	5,755
Leidos Holdings, Inc.	71	10,240
Lyft, Inc. - Class A (a)	334	4,312
Nextracker LLC - Class A (a)	137	5,020
Parsons Corporation (a)	53	4,917
Paychex, Inc.	138	19,340
Paycom Software, Inc.	34	6,920
Paylocity Holding Corporation (a)	33	6,613
Science Applications International Corporation	46	5,125
Sensata Technologies Holding PLC	165	4,535
SS&C Technologies Holdings, Inc.	125	9,456
Uber Technologies, Inc. (a)	797	48,083
		233,842
Financials 2.0%
Affirm Holdings, Inc. - Class A (a)	133	8,108
Block, Inc. - Class A (a)	238	20,213
Corpay Inc (a)	34	11,362
Euronet Worldwide, Inc. (a)	50	5,124
Fidelity National Information Services, Inc.	234	18,896
Fiserv, Inc. (a)	217	44,609
Jack Henry & Associates, Inc.	48	8,385
Remitly Global, Inc. (a)	229	5,179
Shift4 Payments, LLC - Class A (a) (b)	55	5,678
Toast, Inc. - Class A (a)	229	8,363
Wex, Inc. (a)	33	5,828
		141,745
Communication Services 0.5%
AST Spacemobile, Inc. - Class A (a) (b)	217	4,572
EchoStar Corporation - Class A (a) (b)	185	4,244
Trade Desk, Inc., The - Class A (a)	187	21,934
ZoomInfo Technologies Inc. - Class A (a)	434	4,564
		35,314
Consumer Discretionary 0.4%
Duolingo, Inc. - Class A (a)	23	7,615
Garmin Ltd.	72	14,790
Global Business Travel Group, Inc. - Class A (a) (b)	436	4,042
		26,447
Total Common Stocks (cost $3,663,697)		7,110,406
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	27,691	27,691
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	13	13
Total Short Term Investments (cost $27,704)		27,704
Total Investments 99.6% (cost $3,691,401)		7,138,110
Other Derivative Instruments (0.0)%		(310)
Other Assets and Liabilities, Net 0.4%		28,260
Total Net Assets 100.0%		7,166,060

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	9,038	832,431	813,778	1,268	—	—	27,691	0.4
JNL Government Money Market Fund, 4.46% - Class SL	4,283	265,025	269,295	403	—	—	13	—
	13,321	1,097,456	1,083,073	1,671	—	—	27,704	0.4

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	138	March 2025	33,607	(310)	(962)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	7,110,406	—	—	7,110,406
Short Term Investments	27,704	—	—	27,704
	7,138,110	—	—	7,138,110
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(962)	—	—	(962)
	(962)	—	—	(962)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.5%
Materials 97.5%
Air Products and Chemicals, Inc.	28	8,250
Albemarle Corporation (a)	15	1,290
Alcoa Corporation	31	1,187
Arcadium Lithium PLC (b)	137	702
Ashland Inc.	6	428
Avient Corporation	12	475
Axalta Coating Systems Ltd. (b)	26	903
Balchem Corporation	4	674
Cabot Corporation	7	642
Celanese Corporation - Class A	14	963
CF Industries Holdings, Inc.	22	1,887
Cleveland-Cliffs Inc. (b)	62	587
Commercial Metals Company	15	728
Corteva, Inc.	89	5,077
CRH Public Limited Company	87	8,044
Dow Inc.	90	3,600
DuPont de Nemours, Inc.	53	4,077
Eagle Materials Inc.	4	1,076
Eastman Chemical Company	15	1,383
Ecolab Inc.	33	7,621
Element Solutions Inc.	29	735
FMC Corporation	16	773
Freeport-McMoRan Inc.	184	6,990
H.B. Fuller Company	7	465
Hecla Mining Company	75	369
Huntsman Corporation	21	382
International Flavors & Fragrances Inc.	33	2,763
Knife River Corporation (b)	7	660
Linde Public Limited Company	61	25,469
LyondellBasell Industries N.V. - Class A	33	2,458
Martin Marietta Materials, Inc.	8	4,082
Mosaic Company, The	41	1,009
NewMarket Corporation	1	488
Newmont Corporation	146	5,419
Nucor Corporation	31	3,571
Olin Corporation	15	516
PPG Industries, Inc.	30	3,606
Reliance, Inc.	7	1,916
Royal Gold, Inc.	8	1,109
RPM International Inc.	16	2,027
Scotts Miracle-Gro Company, The	5	362
Sensient Technologies Corporation	5	384
Sherwin-Williams Company, The	30	10,115
Southern Copper Corporation	11	1,026
Steel Dynamics, Inc.	19	2,153
Summit Materials, Inc. - Class A (b)	15	769
Sylvamo Corporation	5	358
United States Steel Corporation	29	968
Vulcan Materials Company	17	4,371
Warrior Met Coal, Inc.	7	359
Westlake Corporation	4	498
		135,764
Industrials 1.7%
Boise Cascade Company	5	602
Simpson Manufacturing Co., Inc.	5	903
UFP Industries, Inc.	8	889
		2,394
Consumer Staples 0.3%
WD-40 Company	2	418
Total Common Stocks (cost $135,053)		138,576
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	1,257	1,257
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	408	408
Total Short Term Investments (cost $1,665)		1,665
Total Investments 100.7% (cost $136,718)		140,241
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.7)%		(1,009)
Total Net Assets 100.0%		139,235

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	447	54,106	53,296	30	—	—	1,257	0.9
JNL Government Money Market Fund, 4.46% - Class SL	59	18,355	18,006	17	—	—	408	0.3
	506	72,461	71,302	47	—	—	1,665	1.2

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	8	March 2025	751	3	(31)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	138,576	—	—	138,576
Short Term Investments	1,665	—	—	1,665
	140,241	—	—	140,241
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(31)	—	—	(31)
	(31)	—	—	(31)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.4%
Information Technology 51.0%
Adobe Inc. (a)	232	103,367
Advanced Micro Devices, Inc. (a)	857	103,510
Analog Devices, Inc.	262	55,680
ANSYS, Inc. (a)	46	15,578
Apple Inc.	3,244	812,461
Applied Materials, Inc.	435	70,798
AppLovin Corporation - Class A (a)	158	51,073
Arm Holdings PLC - ADR (a) (b)	68	8,343
ASML Holding N.V. - ADR	47	32,463
Atlassian Corporation - Class A (a)	85	20,750
Autodesk, Inc. (a)	114	33,557
Broadcom Inc.	1,658	384,389
Cadence Design Systems, Inc. (a)	145	43,515
CDW Corp.	71	12,296
Cisco Systems, Inc.	2,103	124,505
Cognizant Technology Solutions Corporation - Class A	262	20,134
CrowdStrike Holdings, Inc. - Class A (a)	123	42,252
Datadog, Inc. - Class A (a)	165	23,633
Fortinet, Inc. (a)	405	38,239
Globalfoundries Inc. (a) (b)	292	12,523
Intel Corporation	2,278	45,664
Intuit Inc.	148	92,901
KLA Corporation	71	44,507
Lam Research Corporation	679	49,076
Marvell Technology, Inc.	457	50,520
Microchip Technology Incorporated	284	16,263
Micron Technology, Inc.	588	49,510
Microsoft Corporation	1,596	672,626
MicroStrategy Incorporated - Class A (a)	97	27,988
MongoDB, Inc. - Class A (a)	38	8,928
NVIDIA Corporation	5,256	705,886
NXP Semiconductors N.V.	134	27,895
On Semiconductor Corporation (a)	223	14,074
Palantir Technologies Inc. - Class A (a)	1,152	87,101
Palo Alto Networks, Inc. (a)	347	63,051
Qualcomm Incorporated	587	90,125
Roper Technologies, Inc.	57	29,436
Synopsys, Inc. (a)	81	39,371
Texas Instruments Incorporated	482	90,324
Workday, Inc. - Class A (a)	112	29,022
Zscaler, Inc. (a)	81	14,616
		4,257,950
Communication Services 15.0%
Alphabet Inc. - Class A	1,254	237,404
Alphabet Inc. - Class C	1,188	226,204
Comcast Corporation - Class A	2,016	75,647
Electronic Arts Inc.	139	20,262
Former Charter Communications Parent, Inc. - Class A (a)	74	25,425
Meta Platforms, Inc. - Class A	468	273,964
Netflix, Inc. (a)	226	201,191
Take-Two Interactive Software, Inc. (a)	93	17,072
T-Mobile US, Inc.	613	135,264
Trade Desk, Inc., The - Class A (a)	237	27,907
Warner Bros. Discovery, Inc. - Series A (a)	1,297	13,714
		1,254,054
Consumer Discretionary 14.6%
Airbnb, Inc. - Class A (a)	227	29,883
Amazon.com, Inc. (a)	2,257	495,140
Booking Holdings Inc.	17	86,833
DoorDash, Inc. - Class A (a)	205	34,457
Lululemon Athletica Inc. (a)	62	23,760
Marriott International, Inc. - Class A	146	40,743
MercadoLibre, Inc. (a)	27	45,523
O'Reilly Automotive, Inc. (a)	30	36,149
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	353	34,209
Ross Stores, Inc.	173	26,193
Starbucks Corporation	599	54,633
Tesla Inc. (a)	779	314,414
		1,221,937
Consumer Staples 5.5%
Coca-Cola Europacific Partners PLC	243	18,680
Costco Wholesale Corporation	234	214,379
Keurig Dr Pepper Inc.	716	23,007
Kraft Heinz Company, The	639	19,609
Mondelez International, Inc. - Class A	706	42,176
Monster Beverage 1990 Corporation (a)	514	26,992
PepsiCo, Inc.	724	110,166
		455,009
Health Care 4.9%
Amgen Inc.	284	73,982
AstraZeneca PLC - ADR	307	20,147
Biogen Inc. (a)	77	11,767
DexCom, Inc. (a)	207	16,074
GE HealthCare Technologies Inc.	241	18,861
Gilead Sciences, Inc.	658	60,789
IDEXX Laboratories, Inc. (a)	43	17,601
Intuitive Surgical, Inc. (a)	188	98,172
Regeneron Pharmaceuticals, Inc. (a)	57	40,652
Vertex Pharmaceuticals Incorporated (a)	136	54,764
		412,809
Industrials 4.6%
Automatic Data Processing, Inc.	215	62,984
Axon Enterprise, Inc. (a)	40	23,932
Cintas Corporation	213	38,909
Copart, Inc. (a)	509	29,200
CSX Corporation	1,018	32,861
Fastenal Company	303	21,754
Honeywell International Inc.	343	77,564
Old Dominion Freight Line, Inc.	111	19,598
PACCAR Inc	277	28,799
Paychex, Inc.	190	26,648
Verisk Analytics, Inc.	74	20,384
		382,633
Materials 1.3%
Linde Public Limited Company	251	105,270
Utilities 1.2%
American Electric Power Company, Inc.	281	25,938
Constellation Energy Group, Inc.	165	36,948
Exelon Corporation	531	19,972
XCEL Energy Inc.	303	20,474
		103,332
Energy 0.6%
Baker Hughes Company - Class A	523	21,434
Diamondback Energy, Inc.	153	25,112
		46,546
Financials 0.5%
PayPal Holdings, Inc. (a)	528	45,053
Real Estate 0.2%
CoStar Group, Inc. (a)	212	15,185
Total Common Stocks (cost $4,872,373)		8,299,778
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	54,721	54,721
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	7,147	7,147
Total Short Term Investments (cost $61,868)		61,868
Total Investments 100.1% (cost $4,934,241)		8,361,646
Other Derivative Instruments (0.0)%		(534)
Other Assets and Liabilities, Net (0.1)%		(6,404)
Total Net Assets 100.0%		8,354,708

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	58,403	893,050	896,732	2,710	—	—	54,721	0.6
JNL Government Money Market Fund, 4.46% - Class SL	28,965	164,505	186,323	649	—	—	7,147	0.1
	87,368	1,057,555	1,083,055	3,359	—	—	61,868	0.7

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	146	March 2025	64,832	(534)	(2,851)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	8,299,778	—	—	8,299,778
Short Term Investments	61,868	—	—	61,868
	8,361,646	—	—	8,361,646
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,851)	—	—	(2,851)
	(2,851)	—	—	(2,851)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.1%
Real Estate 96.5%
Agree Realty Corporation	16	1,105
Alexandria Real Estate Equities, Inc.	23	2,229
American Healthcare REIT, Inc.	23	641
American Homes 4 Rent - Class A	47	1,761
American Tower Corporation	69	12,578
Americold Realty Trust, Inc.	38	820
Apple Hospitality REIT, Inc.	33	511
AvalonBay Communities, Inc.	21	4,577
Brixmor Property Group Inc.	44	1,229
Broadstone Net Lease, Inc.	25	402
BXP, Inc.	23	1,713
Camden Property Trust	16	1,815
Caretrust REIT, Inc.	27	739
CBRE Group, Inc. - Class A (a)	45	5,869
COPT Defense Properties	17	512
CoStar Group, Inc. (a)	60	4,288
Cousins Properties Incorporated	22	680
Crown Castle Inc.	64	5,779
Cubesmart, L.P.	33	1,414
Digital Realty Trust, Inc.	49	8,653
EastGroup Properties, Inc.	7	1,134
EPR Properties	11	489
Equinix, Inc.	14	13,383
Equity Lifestyle Properties, Inc.	26	1,766
Equity Residential	50	3,624
Essential Properties Realty Trust, Inc.	26	805
Essex Property Trust, Inc.	9	2,693
Extra Space Storage Inc.	31	4,645
Federal Realty Investment Trust	12	1,366
First Industrial Realty Trust, Inc.	18	919
Gaming and Leisure Properties, Inc.	38	1,845
Healthcare Realty Trust Incorporated - Class A	52	881
Healthpeak OP, LLC	104	2,107
Highwoods Properties, Inc.	15	474
Host Hotels & Resorts, Inc.	103	1,802
Howard Hughes Holdings Inc. (a)	5	354
Independence Realty Trust, Inc.	33	652
Innovative Industrial Properties, Inc.	4	275
Invitation Homes Inc.	84	2,691
Iron Mountain Incorporated	43	4,515
Jones Lang LaSalle Incorporated (a)	7	1,769
Kilroy Realty Corporation	17	688
Kimco Realty OP, LLC	99	2,317
Kite Realty Naperville, LLC	32	812
Lamar Advertising Company - Class A	13	1,555
Lineage, Inc. (b)	10	609
Macerich Company, The	35	696
Mid-America Apartment Communities, Inc.	17	2,648
National Health Investors, Inc.	6	443
National Storage Affiliates Trust	10	382
NNN REIT, Inc.	27	1,095
Omega Healthcare Investors, Inc.	40	1,500
Phillips Edison & Company, Inc.	18	671
PotlatchDeltic Corporation	12	458
ProLogis Inc.	136	14,367
Public Storage Operating Company	23	6,971
Rayonier Inc.	20	514
Realty Income Corporation	128	6,841
Regency Centers Corporation	24	1,815
Rexford Industrial Realty, Inc.	30	1,153
Ryman Hospitality Properties, Inc.	9	893
Sabra Health Care REIT, Inc.	31	538
SBA Communications Corporation - Class A	16	3,231
Simon Property Group, Inc.	45	7,769
SL Green Realty Corp. (b)	11	721
St. Joe Company, The	6	254
STAG Industrial, Inc.	27	902
Sun Communities, Inc.	18	2,242
Tanger Inc.	16	544
Terreno Realty Corporation	14	819
UDR, Inc.	44	1,911
Ventas, Inc.	62	3,633
VICI Properties Inc.	155	4,530
Vornado Realty Trust	25	1,062
W.P. Carey Inc.	32	1,740
Welltower Inc.	92	11,545
Weyerhaeuser Company	107	3,011
		196,384
Financials 2.6%
AGNC Investment Corp. (b)	130	1,194
Annaly Capital Management, Inc.	82	1,508
Blackstone Mortgage Trust, Inc. - Class A	24	419
HA Sustainable Infrastructure Capital, Inc. (b)	16	442
RITHM Capital Corp.	75	816
Starwood Property Trust, Inc. (b)	47	884
		5,263
Total Common Stocks (cost $218,398)		201,647
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	1,331	1,331
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	744	744
Total Short Term Investments (cost $2,075)		2,075
Total Investments 100.1% (cost $220,473)		203,722
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (0.1)%		(152)
Total Net Assets 100.0%		203,581

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	105	55,483	54,844	35	—	—	744	0.4
JNL Government Money Market Fund, 4.46% - Class SL	1,675	12,696	13,040	42	—	—	1,331	0.6
	1,780	68,179	67,884	77	—	—	2,075	1.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	39	March 2025	2,012	11	(50)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	201,647	—	—	201,647
Short Term Investments	2,075	—	—	2,075
	203,722	—	—	203,722
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(50)	—	—	(50)
	(50)	—	—	(50)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.2%
Information Technology 32.2%
Accenture Public Limited Company - Class A	190	66,967
Adobe Inc. (a)	134	59,587
Advanced Micro Devices, Inc. (a) (b)	495	59,844
Akamai Technologies, Inc. (a)	46	4,363
Amphenol Corporation - Class A	368	25,582
Analog Devices, Inc.	153	32,554
ANSYS, Inc. (a)	27	8,974
Apple Inc.	4,636	1,160,926
Applied Materials, Inc.	253	41,114
Arista Networks, Inc. (a)	316	34,955
Autodesk, Inc. (a)	66	19,551
Broadcom Inc.	1,429	331,212
Cadence Design Systems, Inc. (a)	83	25,068
CDW Corp.	42	7,233
Cisco Systems, Inc.	1,222	72,371
Cognizant Technology Solutions Corporation - Class A	151	11,576
Corning Incorporated	238	11,299
CrowdStrike Holdings, Inc. - Class A (a) (b)	71	24,168
Dell Technologies Inc. - Class C	88	10,113
Enphase Energy, Inc. (a) (b)	39	2,686
EPAM Systems, Inc. (a)	16	3,844
F5, Inc. (a)	17	4,362
Fair Isaac Corporation (a)	8	14,978
First Solar, Inc. (a)	32	5,641
Fortinet, Inc. (a)	194	18,293
Gartner, Inc. (a)	24	11,759
Gen Digital Inc.	165	4,518
GoDaddy Inc. - Class A (a)	43	8,465
Hewlett Packard Enterprise Company	397	8,478
HP, Inc.	295	9,637
Intel Corporation	1,310	26,257
International Business Machines Corporation (b)	282	62,083
Intuit Inc.	86	54,260
Jabil Inc. (b)	33	4,751
Juniper Networks, Inc.	100	3,746
Keysight Technologies, Inc. (a)	53	8,534
KLA Corporation	41	25,790
Lam Research Corporation	389	28,072
Microchip Technology Incorporated	162	9,280
Micron Technology, Inc. (b)	339	28,512
Microsoft Corporation	2,281	961,553
Monolithic Power Systems, Inc.	15	9,084
Motorola Solutions, Inc.	51	23,768
NetApp, Inc.	64	7,443
NVIDIA Corporation	7,523	1,010,287
NXP Semiconductors N.V.	78	16,289
On Semiconductor Corporation (a)	128	8,095
Oracle Corporation	491	81,747
Palantir Technologies Inc. - Class A (a) (b)	629	47,551
Palo Alto Networks, Inc. (a) (b)	200	36,390
PTC Inc. (a)	37	6,885
Qualcomm Incorporated	343	52,699
Roper Technologies, Inc.	33	16,941
Salesforce, Inc.	293	98,025
Seagate Technology Holdings Public Limited Company (b)	59	5,121
ServiceNow, Inc. (a)	63	66,846
Skyworks Solutions, Inc. (b)	51	4,557
Super Micro Computer, Inc. (a) (b)	154	4,682
Synopsys, Inc. (a)	48	23,068
Te Connectivity Public Limited Company	94	13,471
Teledyne Technologies Incorporated (a)	14	6,479
Teradyne, Inc.	49	6,229
Texas Instruments Incorporated	281	52,721
Trimble Inc. (a)	76	5,367
Tyler Technologies, Inc. (a)	14	7,848
VeriSign, Inc. (a)	26	5,418
Western Digital Corporation (a)	100	5,987
Workday, Inc. - Class A (a)	65	16,856
Zebra Technologies Corporation - Class A (a)	16	6,133
		4,958,943
Financials 13.5%
AFLAC Incorporated	153	15,792
Allstate Corporation, The	81	15,564
American Express Company	172	51,037
American International Group, Inc.	191	13,927
Ameriprise Financial, Inc.	30	16,041
AON Public Limited Company - Class A (b)	67	23,955
Apollo Global Management, Inc.	137	22,642
Arch Capital Group Ltd.	116	10,729
Arthur J. Gallagher & Co.	74	20,969
Assurant, Inc.	15	3,222
Bank of America Corporation	2,047	89,979
Bank of New York Mellon Corporation, The (c)	225	17,281
Berkshire Hathaway Inc. - Class B (a)	562	254,830
BlackRock, Inc.	45	45,771
Blackstone Inc. - Class A (b)	221	38,104
Brown & Brown, Inc.	72	7,357
Capital One Financial Corporation (b)	118	21,064
CBOE Global Markets, Inc.	32	6,303
Charles Schwab Corporation, The	457	33,815
Chubb Limited	116	31,932
Cincinnati Financial Corporation	47	6,776
Citigroup Inc. (b)	583	41,029
Citizens Financial Group, Inc.	139	6,085
CME Group Inc. - Class A	110	25,581
Corpay Inc (a)	22	7,320
Discover Financial Services	76	13,148
Erie Indemnity Company - Class A (b)	7	2,796
Everest Group, Ltd.	14	5,061
FactSet Research Systems Inc.	12	5,855
Fidelity National Information Services, Inc.	168	13,556
Fifth Third Bancorp	211	8,906
Fiserv, Inc. (a)	174	35,842
Franklin Resources, Inc. (b)	91	1,842
Global Payments Inc.	80	8,924
Globe Life Inc.	24	2,686
Goldman Sachs Group, Inc., The	96	54,978
Hartford Financial Services Group, Inc. , The	86	9,410
Huntington Bancshares Incorporated	443	7,213
Intercontinental Exchange, Inc.	177	26,326
Invesco Ltd.	131	2,286
Jack Henry & Associates, Inc.	23	4,048
JPMorgan Chase & Co.	863	206,976
KeyCorp	298	5,106
KKR & Co. Inc. - Class A	206	30,533
Loews Corporation	59	4,980
M&T Bank Corporation	52	9,720
MarketAxess Holdings Inc.	11	2,508
Marsh & Mclennan Companies, Inc.	151	32,038
MasterCard Incorporated - Class A	251	132,376
MetLife, Inc. (b)	180	14,741
Moody's Corporation	48	22,824
Morgan Stanley	380	47,830
MSCI Inc. - Class A	24	14,407
Nasdaq, Inc.	125	9,690
Northern Trust Corporation	57	5,881
PayPal Holdings, Inc. (a)	307	26,243
Principal Financial Group, Inc.	67	5,199
Prudential Financial, Inc.	110	13,032
Raymond James Financial, Inc.	57	8,843
Regions Financial Corporation	277	6,505
S&P Global Inc.	97	48,496
State Street Corporation	90	8,880
Synchrony Financial	119	7,726
T. Rowe Price Group, Inc.	71	8,003
The PNC Financial Services Group, Inc.	122	23,599
The Progressive Corporation	179	42,883
Travelers Companies, Inc. , The	70	16,787
Truist Financial Corporation	410	17,795
U.S. Bancorp	473	22,628
Visa Inc. - Class A (b)	530	167,500
W. R. Berkley Corporation	94	5,486

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wells Fargo & Company	1,021	71,724
Willis Towers Watson Public Limited Company	32	9,908
		2,080,829
Consumer Discretionary 11.2%
Airbnb, Inc. - Class A (a) (b)	132	17,369
Amazon.com, Inc. (a) (b)	2,867	628,958
Aptiv PLC (a)	79	4,771
AutoZone, Inc. (a)	5	16,775
Best Buy Co., Inc. (b)	62	5,312
Booking Holdings Inc.	10	50,434
BorgWarner Inc. (b)	62	1,960
Caesars Entertainment, Inc. (a)	68	2,261
CarMax, Inc. (a) (b)	47	3,825
Carnival Corporation (a)	307	7,640
Chipotle Mexican Grill, Inc. (a)	423	25,494
D.R. Horton, Inc.	90	12,551
Darden Restaurants, Inc.	38	7,053
Deckers Outdoor Corporation (a)	47	9,545
Domino's Pizza, Inc. (b)	11	4,569
eBay Inc. (b)	148	9,175
Expedia Group, Inc. (a)	38	7,066
Ford Motor Company	1,209	11,965
Garmin Ltd.	47	9,747
General Motors Company (b)	337	17,957
Genuine Parts Company (b)	42	4,949
Hasbro, Inc. (b)	39	2,165
Hilton Worldwide Holdings Inc.	75	18,449
Home Depot, Inc., The	304	118,383
Las Vegas Sands Corp. (b)	112	5,741
Lennar Corporation - Class A	73	9,991
LKQ Corporation (b)	84	3,070
Lowe`s Companies, Inc.	174	42,889
Lululemon Athletica Inc. (a)	35	13,323
Marriott International, Inc. - Class A	70	19,641
McDonald's Corporation	220	63,822
MGM Resorts International (a) (b)	61	2,117
Mohawk Industries, Inc. (a)	16	1,959
NIKE, Inc. - Class B	367	27,770
Norwegian Cruise Line Holdings Ltd. (a)	126	3,249
NVR, Inc. (a)	1	7,476
O'Reilly Automotive, Inc. (a)	18	21,250
Pool Corporation (b)	12	3,971
PulteGroup, Inc.	64	6,948
Ralph Lauren Corporation - Class A (b)	12	2,856
Ross Stores, Inc.	101	15,280
Royal Caribbean Cruises Ltd. (b)	72	16,539
Starbucks Corporation	350	31,903
Tapestry, Inc.	74	4,845
Tesla Inc. (a)	856	345,896
TJX Companies, Inc., The	348	42,075
Tractor Supply Company (b)	172	9,104
Ulta Beauty, Inc. (a)	14	6,158
Wynn Resorts, Limited	31	2,649
Yum! Brands, Inc.	86	11,475
		1,720,370
Health Care 10.0%
Abbott Laboratories	532	60,168
AbbVie Inc.	542	96,332
Agilent Technologies, Inc.	88	11,838
Align Technology, Inc. (a)	22	4,666
Amgen Inc.	165	42,982
Baxter International Inc.	159	4,625
Becton, Dickinson and Company	89	20,195
Biogen Inc. (a)	44	6,756
Bio-Techne Corporation	46	3,306
Boston Scientific Corporation (a)	452	40,360
Bristol-Myers Squibb Company	621	35,114
Cardinal Health, Inc.	73	8,591
Cencora, Inc. (b)	52	11,759
Centene Corporation (a)	153	9,279
Charles River Laboratories International, Inc. (a)	17	3,088
Cooper Companies, Inc., The (a)	63	5,823
CVS Health Corporation	381	17,089
Danaher Corporation	197	45,182
DaVita Inc. (a) (b)	15	2,218
DexCom, Inc. (a)	119	9,229
Edwards Lifesciences Corporation (a)	184	13,627
Elevance Health, Inc.	70	26,008
Eli Lilly and Company	241	186,438
GE HealthCare Technologies Inc. (b)	127	9,948
Gilead Sciences, Inc.	379	35,055
HCA Healthcare, Inc.	55	16,570
Henry Schein, Inc. (a)	41	2,859
Hologic, Inc. (a)	68	4,920
Humana Inc.	38	9,518
IDEXX Laboratories, Inc. (a)	25	10,425
Incyte Corporation (a)	50	3,483
Insulet Corporation (a)	21	5,508
Intuitive Surgical, Inc. (a)	109	56,822
IQVIA Holdings Inc (a)	54	10,618
Johnson & Johnson	739	106,846
Labcorp Holdings Inc.	26	5,863
McKesson Corporation	39	22,188
Medtronic, Inc.	395	31,562
Merck & Co., Inc.	776	77,242
Mettler-Toledo International Inc. (a)	7	8,153
Moderna, Inc. (a)	102	4,258
Molina Healthcare, Inc. (a)	18	5,198
Pfizer Inc.	1,743	46,234
Quest Diagnostics Incorporated	36	5,391
Regeneron Pharmaceuticals, Inc. (a)	33	23,284
ResMed Inc.	44	10,163
Revvity, Inc. (b)	37	4,146
Solventum Corporation (a)	45	2,974
Steris Public Limited Company	30	6,162
Stryker Corporation	106	38,217
Teleflex Incorporated (b)	15	2,678
The Cigna Group	86	23,692
Thermo Fisher Scientific Inc.	117	60,907
UnitedHealth Group Incorporated	282	142,776
Universal Health Services, Inc. - Class B	19	3,437
Vertex Pharmaceuticals Incorporated (a)	80	32,064
Viatris Inc.	356	4,432
Waters Corporation (a) (b)	18	6,718
West Pharmaceutical Services, Inc.	23	7,399
Zimmer Biomet Holdings, Inc.	63	6,689
Zoetis Inc. - Class A	138	22,478
		1,541,550
Communication Services 9.3%
Alphabet Inc. - Class A	1,792	339,227
Alphabet Inc. - Class C	1,460	277,971
AT&T Inc.	2,197	50,026
Comcast Corporation - Class A	1,170	43,894
Electronic Arts Inc.	73	10,676
Former Charter Communications Parent, Inc. - Class A (a) (b)	30	10,202
Fox Corporation - Class A (b)	66	3,218
Fox Corporation - Class B (b)	45	2,051
Live Nation Entertainment, Inc. (a) (b)	42	5,491
Match Group, Inc.	78	2,556
Meta Platforms, Inc. - Class A	669	391,467
Netflix, Inc. (a)	131	116,850
News Corporation - Class A	120	3,300
News Corporation - Class B (b)	38	1,147
Omnicom Group Inc.	60	5,161
Paramount Global - Class B	166	1,736
Take-Two Interactive Software, Inc. (a)	51	9,401
The Interpublic Group of Companies, Inc. (b)	119	3,331
T-Mobile US, Inc.	149	32,836
Verizon Communications Inc.	1,296	51,812
Walt Disney Company, The	557	61,978
Warner Bros. Discovery, Inc. - Series A (a) (b)	708	7,485
		1,431,816
Industrials 8.1%
3M Company	169	21,811
A. O. Smith Corporation (b)	39	2,650
Allegion Public Limited Company	26	3,370
AMETEK, Inc.	73	13,157

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Automatic Data Processing, Inc.	125	36,524
Axon Enterprise, Inc. (a)	22	13,017
Boeing Company, The (a) (b)	229	40,587
Broadridge Financial Solutions, Inc.	35	7,972
Builders FirstSource, Inc. (a)	34	4,910
C.H. Robinson Worldwide, Inc.	35	3,597
Carrier Global Corporation	255	17,411
Caterpillar Inc.	148	53,530
Cintas Corporation	106	19,411
Copart, Inc. (a)	267	15,306
CSX Corporation	599	19,318
Cummins Inc.	42	14,807
Dayforce, Inc. (a) (b)	46	3,311
Deere & Company	78	32,948
Delta Air Lines, Inc.	198	12,000
Dover Corporation	42	7,812
Eaton Corporation Public Limited Company	122	40,563
Emerson Electric Co.	177	21,876
Equifax Inc.	38	9,789
Expeditors International of Washington, Inc. - Class A	44	4,873
Fastenal Company	173	12,469
FedEx Corporation	70	19,628
Fortive Corporation	108	8,078
GE Vernova Inc.	84	27,679
Generac Holdings Inc. (a) (b)	18	2,777
General Dynamics Corporation	79	20,731
General Electric Company	329	54,901
Honeywell International Inc.	199	45,032
Howmet Aerospace Inc.	121	13,268
Hubbell Incorporated	16	6,505
Huntington Ingalls Industries, Inc.	13	2,388
IDEX Corporation	24	5,078
Illinois Tool Works Inc.	83	21,155
Ingersoll Rand Inc. (b)	122	10,997
J.B. Hunt Transport Services, Inc.	24	4,166
Jacobs Solutions Inc.	39	5,277
Johnson Controls International Public Limited Company	204	16,142
L3Harris Technologies, Inc.	58	12,280
Leidos Holdings, Inc.	41	5,871
Lennox International Inc.	9	5,545
Lockheed Martin Corporation	65	31,563
Masco Corporation	67	4,856
Nordson Corporation	16	3,346
Norfolk Southern Corporation	70	16,470
Northrop Grumman Corporation	43	20,066
Old Dominion Freight Line, Inc.	56	9,818
Otis Worldwide Corporation (b)	124	11,477
PACCAR Inc	162	16,870
Parker-Hannifin Corporation	39	24,865
Paychex, Inc.	100	14,018
Paycom Software, Inc.	16	3,197
Pentair Public Limited Company	48	4,855
Quanta Services, Inc.	45	14,163
Republic Services, Inc.	64	12,900
Rockwell Automation, Inc.	34	9,810
Rollins, Inc.	75	3,497
RTX Corporation	408	47,244
Snap-on Incorporated	16	5,387
Southwest Airlines Co.	191	6,436
Stanley Black & Decker, Inc.	50	4,006
Textron Inc.	59	4,492
Trane Technologies Public Limited Company	70	25,762
TransDigm Group Incorporated (b)	17	21,844
Uber Technologies, Inc. (a)	648	39,089
Union Pacific Corporation	187	42,598
United Airlines Holdings, Inc. (a)	100	9,678
United Parcel Service, Inc. - Class B	225	28,351
United Rentals, Inc.	20	14,374
Veralto Corporation	73	7,448
Verisk Analytics, Inc.	44	12,099
W.W. Grainger, Inc.	14	14,475
Waste Management, Inc. (b)	113	22,828
Westinghouse Air Brake Technologies Corporation	53	10,001
Xylem Inc.	75	8,702
		1,247,102
Consumer Staples 5.5%
Altria Group, Inc.	521	27,249
Archer-Daniels-Midland Company (b)	149	7,506
Brown-Forman Corporation - Class B (b)	54	2,046
Bunge Limited	46	3,608
Campbell's Company, The (b)	64	2,673
Church & Dwight Co., Inc.	77	8,017
Coca-Cola Company, The	1,190	74,110
Colgate-Palmolive Company	248	22,529
Conagra Brands, Inc.	141	3,908
Constellation Brands, Inc. - Class A	48	10,672
Costco Wholesale Corporation	136	124,670
Dollar General Corporation	65	4,912
Dollar Tree, Inc. (a) (b)	65	4,898
General Mills, Inc.	169	10,803
Hormel Foods Corporation	94	2,934
J. M. Smucker Company, The (b)	31	3,384
Kellanova	85	6,849
Kenvue Inc.	573	12,234
Keurig Dr Pepper Inc.	331	10,628
Kimberly-Clark Corporation	104	13,565
Kraft Heinz Company, The	265	8,152
Kroger Co., The (b)	199	12,143
Lamb Weston Holdings, Inc. (b)	45	2,984
McCormick & Company, Incorporated	79	6,042
Molson Coors Beverage Company - Class B	58	3,345
Mondelez International, Inc. - Class A	406	24,242
Monster Beverage 1990 Corporation (a)	218	11,468
PepsiCo, Inc.	422	64,103
Philip Morris International Inc.	476	57,336
Procter & Gamble Company, The	722	121,124
Sysco Corporation (b)	154	11,808
Target Corporation	140	18,911
The Clorox Company	38	6,143
The Estee Lauder Companies Inc. - Class A	72	5,381
The Hershey Company (b)	45	7,586
Tyson Foods, Inc. - Class A	88	5,075
Walgreens Boots Alliance, Inc. (b)	232	2,169
Walmart Inc.	1,333	120,442
		845,649
Energy 3.1%
Apa Corp. (b)	101	2,322
Baker Hughes Company - Class A	304	12,461
Chevron Corporation (b)	513	74,241
ConocoPhillips	400	39,685
Coterra Energy Inc.	240	6,141
Devon Energy Corporation	191	6,250
Diamondback Energy, Inc.	56	9,134
EOG Resources, Inc.	172	21,091
EQT Corporation (b)	168	7,756
Exxon Mobil Corporation	1,348	144,998
Halliburton Company	278	7,559
Hess Corporation	85	11,261
Kinder Morgan, Inc. (b)	591	16,201
Marathon Petroleum Corporation	99	13,750
Occidental Petroleum Corporation (b)	214	10,555
ONEOK, Inc.	182	18,320
Phillips 66	128	14,567
Schlumberger Limited	432	16,577
Targa Resources Corp.	67	11,891
Texas Pacific Land Corporation (b)	5	5,866
Valero Energy Corporation (b)	97	11,868
Williams Companies, Inc., The	375	20,314
		482,808
Utilities 2.3%
Alliant Energy Corporation (b)	82	4,824
Ameren Corporation	84	7,473
American Electric Power Company, Inc.	165	15,210
American Water Works Company, Inc.	61	7,557
Atmos Energy Corporation (b)	47	6,565
CenterPoint Energy, Inc. (b)	203	6,434
CMS Energy Corporation	94	6,265

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Consolidated Edison, Inc.	108	9,622
Constellation Energy Group, Inc.	95	21,260
Dominion Energy, Inc.	258	13,881
DTE Energy Company	63	7,659
Duke Energy Corporation	238	25,694
Edison International (b)	119	9,522
Entergy Corporation (b)	129	9,802
Evergy, Inc.	74	4,538
Eversource Energy	111	6,364
Exelon Corporation	307	11,555
FirstEnergy Corp.	159	6,331
NextEra Energy, Inc. (b)	629	45,095
NiSource Inc.	130	4,779
NRG Energy, Inc. (b)	62	5,578
PG&E Corporation	666	13,437
Pinnacle West Capital Corporation (b)	33	2,761
PPL Corporation (b)	230	7,473
Public Service Enterprise Group Incorporated	156	13,205
Sempra (b)	194	16,998
The AES Corporation	216	2,777
The Southern Company	337	27,778
Vistra Corp.	99	13,679
WEC Energy Group Inc. (b)	96	9,027
XCEL Energy Inc. (b)	175	11,797
		354,940
Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	49	4,763
American Tower Corporation	142	26,116
AvalonBay Communities, Inc. (b)	44	9,582
BXP, Inc. (b)	47	3,509
Camden Property Trust	34	3,993
CBRE Group, Inc. - Class A (a)	94	12,319
CoStar Group, Inc. (a)	127	9,069
Crown Castle Inc.	136	12,379
Digital Realty Trust, Inc.	95	16,917
Equinix, Inc.	29	27,296
Equity Residential	103	7,409
Essex Property Trust, Inc.	20	5,653
Extra Space Storage Inc. (b)	65	9,794
Federal Realty Investment Trust (b)	26	2,900
Healthpeak OP, LLC	179	3,635
Host Hotels & Resorts, Inc. (b)	210	3,673
Invitation Homes Inc.	174	5,553
Iron Mountain Incorporated	92	9,663
Kimco Realty OP, LLC (b)	200	4,678
Mid-America Apartment Communities, Inc. (b)	36	5,601
ProLogis Inc.	283	29,925
Public Storage Operating Company	48	14,491
Realty Income Corporation	259	13,831
Regency Centers Corporation (b)	47	3,451
SBA Communications Corporation - Class A	33	6,826
Simon Property Group, Inc.	96	16,467
UDR, Inc. (b)	92	3,978
Ventas, Inc. (b)	132	7,801
VICI Properties Inc.	317	9,246
Welltower Inc.	177	22,291
Weyerhaeuser Company	221	6,226
		319,035
Materials 1.9%
Air Products and Chemicals, Inc. (b)	68	19,790
Albemarle Corporation (b)	38	3,312
Amcor Pty Ltd (b)	445	4,183
Avery Dennison Corporation (b)	26	4,848
Ball Corporation	95	5,247
Celanese Corporation - Class A (b)	32	2,185
CF Industries Holdings, Inc. (b)	53	4,550
Corteva, Inc.	209	11,931
Dow Inc.	221	8,858
DuPont de Nemours, Inc.	130	9,917
Eastman Chemical Company	37	3,391
Ecolab Inc.	78	18,261
FMC Corporation (b)	41	2,005
Freeport-McMoRan Inc.	443	16,851
International Flavors & Fragrances Inc.	80	6,752
International Paper Company (b)	107	5,759
Linde Public Limited Company	146	61,140
LyondellBasell Industries N.V. - Class A	77	5,694
Martin Marietta Materials, Inc.	18	9,508
Mosaic Company, The	92	2,257
Newmont Corporation	354	13,173
Nucor Corporation	73	8,554
Packaging Corporation of America	27	5,975
PPG Industries, Inc.	71	8,424
Sherwin-Williams Company, The	71	24,016
Smurfit Westrock Public Limited Company	149	8,052
Steel Dynamics, Inc.	44	5,004
Vulcan Materials Company	41	10,576
		290,213
Total Common Stocks (cost $6,284,625)		15,273,255
SHORT TERM INVESTMENTS 5.5%
Securities Lending Collateral 4.7%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	23,987	23,987
Repurchase Agreement with BNS, 4.68% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,788) acquired on 12/31/2024, due 4/7/2025 at $405,044	400,000	400,000
Repurchase Agreement with CIT, 4.78% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $306,003) acquired on 12/31/2024, due 4/2/2025 at $303,665	300,000	300,000
		723,987
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	122,896	122,896
Total Short Term Investments (cost $846,883)		846,883
Total Investments 104.7% (cost $7,131,508)		16,120,138
Other Derivative Instruments (0.0)%		(521)
Other Assets and Liabilities, Net (4.7)%		(716,558)
Total Net Assets 100.0%		15,403,059

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	12,494	—	1,030	420	563	5,254	17,281	0.1
JNL Government Money Market Fund, 4.36% - Class I	32,754	995,308	905,166	3,999	—	—	122,896	0.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.46% - Class SL	121,837	4,739,951	4,837,801	4,720	—	—	23,987	0.2
	167,085	5,735,259	5,743,997	9,139	563	5,254	164,164	1.1

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	476	March 2025	145,764	(521)	(4,493)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	15,273,255	—	—	15,273,255
Short Term Investments	846,883	—	—	846,883
	16,120,138	—	—	16,120,138
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4,493)	—	—	(4,493)
	(4,493)	—	—	(4,493)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.8%
Information Technology 30.7%
Accenture Public Limited Company - Class A	57	20,185
ACI Worldwide, Inc. (a)	9	450
Adobe Inc. (a)	41	18,030
Advanced Energy Industries, Inc.	4	421
Advanced Micro Devices, Inc. (a)	149	17,996
Akamai Technologies, Inc. (a)	14	1,327
Alkami Technology, Inc. (a)	4	158
Allegro Microsystems Inc. (a)	14	297
Altair Engineering Inc. - Class A (a)	5	568
Amkor Technology, Inc.	12	317
Amphenol Corporation - Class A	112	7,769
Analog Devices, Inc.	46	9,708
ANSYS, Inc. (a)	8	2,628
AppFolio, Inc. - Class A (a)	2	475
Apple Inc.	1,393	348,864
Applied Materials, Inc.	76	12,290
AppLovin Corporation - Class A (a)	19	6,258
Arista Networks, Inc. (a)	95	10,445
Arrow Electronics, Inc. (a)	5	528
ASGN Incorporated (a)	5	398
Aspen Technology, Inc. (a)	2	605
Astera Labs, Inc. (a)	2	304
Atlassian Corporation - Class A (a)	14	3,499
Aurora Innovations Inc. - Class A (a)	82	514
Autodesk, Inc. (a)	20	5,915
Avnet, Inc.	8	417
Badger Meter, Inc.	3	643
Belden Inc.	3	393
Bentley Systems, Incorporated - Class B	13	597
Bill Holdings, Inc. (a)	8	710
Blackbaud, Inc. (a)	4	281
Blackline, Inc. (a)	5	302
Box, Inc. - Class A (a)	11	362
Broadcom Inc.	423	98,047
C3.ai, Inc. - Class A (a) (b)	11	361
Cadence Design Systems, Inc. (a)	25	7,526
CCC Intelligent Solutions Holdings Inc. (a)	20	239
CDW Corp.	12	2,057
Ciena Corporation (a)	13	1,096
Cirrus Logic, Inc. (a)	5	481
Cisco Systems, Inc.	366	21,680
Clear Secure, Inc. - Class A	7	183
Clearwater Analytics Holdings, Inc. - Class A (a)	14	383
Cloudflare, Inc. - Class A (a)	28	3,031
Cognex Corporation	17	616
Cognizant Technology Solutions Corporation - Class A	45	3,489
Coherent Corp. (a)	14	1,302
CommVault Systems, Inc. (a)	4	582
Confluent, Inc. - Class A (a)	22	622
Core Scientific, Inc. (a)	23	319
Corning Incorporated	73	3,467
Crane Nxt, Co.	5	288
Credo Technology Group Holding Ltd (a)	12	784
CrowdStrike Holdings, Inc. - Class A (a)	21	7,238
Datadog, Inc. - Class A (a)	27	3,912
Dell Technologies Inc. - Class C	29	3,301
DigitalOcean Holdings, Inc. (a)	4	147
DocuSign, Inc. (a)	19	1,684
Dolby Laboratories, Inc. - Class A	6	459
DoubleVerify Holdings, Inc. (a)	15	292
Dropbox, Inc. - Class A (a)	21	616
DXC Technology Company (a)	14	288
Dynatrace, Inc. (a)	24	1,319
Elastic N.V. (a)	8	808
Enphase Energy, Inc. (a)	12	858
Entegris, Inc.	14	1,366
EPAM Systems, Inc. (a)	5	1,229
F5, Inc. (a)	5	1,359
Fabrinet (a)	3	697
Fair Isaac Corporation (a)	2	4,460
First Solar, Inc. (a)	10	1,698
Flex Ltd. (a)	39	1,478
Formfactor, Inc. (a)	7	308
Fortinet, Inc. (a)	60	5,647
Gartner, Inc. (a)	7	3,496
Gen Digital Inc.	55	1,495
GitLab Inc. - Class A (a)	11	596
GoDaddy Inc. - Class A (a)	12	2,465
Guidewire Software, Inc. (a)	8	1,288
HashiCorp, Inc. - Class A (a)	14	462
Hewlett Packard Enterprise Company	122	2,596
HP, Inc.	92	3,014
HubSpot, Inc. (a)	5	3,203
Impinj, Inc. (a)	2	284
Informatica Inc. - Class A (a)	14	359
Insight Enterprises, Inc. (a)	3	460
Intel Corporation	400	8,012
InterDigital, Inc.	2	428
International Business Machines Corporation	86	18,803
Intuit Inc.	26	16,205
IPG Photonics Corporation (a)	3	243
Itron, Inc. (a)	4	449
Jabil Inc.	10	1,438
JFROG Ltd (a)	8	235
Juniper Networks, Inc.	29	1,102
Keysight Technologies, Inc. (a)	16	2,495
KLA Corporation	12	7,736
Kyndryl Holdings, Inc. (a)	20	676
Lam Research Corporation	118	8,517
Lattice Semiconductor Corporation (a)	12	668
Life360, Inc. (a)	7	270
Littelfuse, Inc.	3	596
Lumentum Holdings Inc. (a)	6	520
MACOM Technology Solutions Holdings, Inc. (a)	5	679
Manhattan Associates, Inc. (a)	6	1,586
Mara Holdings, Inc. (a) (b)	27	455
Marvell Technology, Inc.	79	8,719
Microchip Technology Incorporated	49	2,832
Micron Technology, Inc.	103	8,665
Microsoft Corporation	686	289,197
MicroStrategy Incorporated - Class A (a) (b)	16	4,703
Mirion Technologies (US), Inc. - Class A (a)	18	313
MKS Instruments, Inc.	6	627
MongoDB, Inc. - Class A (a)	7	1,563
Monolithic Power Systems, Inc.	4	2,555
Motorola Solutions, Inc.	15	7,085
nCino OpCo, Inc. (a)	7	238
NetApp, Inc.	19	2,228
Novanta Inc. (a)	3	494
Nutanix, Inc. - Class A (a)	23	1,421
NVIDIA Corporation	2,180	292,785
NXP Semiconductors N.V.	24	4,978
Okta, Inc. - Class A (a)	15	1,197
On Semiconductor Corporation (a)	40	2,495
Onto Innovation Inc. (a)	5	779
Oracle Corporation	148	24,668
Palantir Technologies Inc. - Class A (a)	185	13,993
Palo Alto Networks, Inc. (a)	60	10,928
Pegasystems Inc.	4	333
Plexus Corp. (a)	2	365
Power Integrations, Inc.	5	309
Procore Technologies, Inc. (a)	7	546
PTC Inc. (a)	11	2,043
Pure Storage, Inc. - Class A (a)	27	1,681
Q2 Holdings, Inc. (a)	6	615
Qorvo, Inc. (a)	10	669
Qualcomm Incorporated	102	15,743
Qualys, Inc. (a)	4	502
QXO, Inc (a) (b)	30	482
Rambus Inc. (a)	11	557
Riot Platforms, Inc. (a) (b)	28	291
Roper Technologies, Inc.	10	5,160
Salesforce, Inc.	85	28,558
Samsara Inc. - Class A (a)	21	921
Sanmina Corporation (a)	5	411

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Seagate Technology Holdings Public Limited Company	19	1,615
Semtech Corporation (a)	7	431
SentinelOne, Inc. - Class A (a)	25	550
ServiceNow, Inc. (a)	19	20,175
Silicon Laboratories Inc. (a)	3	353
Skyworks Solutions, Inc.	15	1,300
Smartsheet Inc. - Class A (a)	12	676
Snowflake Inc. - Class A (a)	30	4,682
SPS Commerce, Inc. (a)	3	593
Super Micro Computer, Inc. (a)	46	1,415
Synopsys, Inc. (a)	14	6,821
TD SYNNEX Corporation	4	419
Te Connectivity Public Limited Company	28	3,991
Teledyne Technologies Incorporated (a)	4	2,003
Tenable Holdings, Inc. (a)	11	431
Teradata Corporation (a)	10	323
Teradyne, Inc.	15	1,829
Texas Instruments Incorporated	84	15,752
Trimble Inc. (a)	23	1,640
Twilio Inc. - Class A (a)	14	1,461
Tyler Technologies, Inc. (a)	4	2,294
Uipath, Inc. - Class A (a)	42	533
Unity Software Inc. (a)	27	614
Universal Display Corporation	4	647
Varonis Systems, Inc. (a)	10	455
VeriSign, Inc. (a)	7	1,448
Vontier Corporation	14	507
Western Digital Corporation (a)	33	1,950
Workday, Inc. - Class A (a)	19	5,007
Workiva Inc. - Class A (a)	6	601
Zebra Technologies Corporation - Class A (a)	5	1,747
Zeta Global Holdings Corp. - Class A (a)	18	321
Zoom Communications, Inc. - Class A (a)	22	1,816
Zscaler, Inc. (a)	9	1,548
		1,577,799
Financials 13.9%
Affiliated Managers Group, Inc.	3	534
Affirm Holdings, Inc. - Class A (a)	21	1,306
AFLAC Incorporated	47	4,876
AGNC Investment Corp. (b)	70	649
Allstate Corporation, The	24	4,625
Ally Financial Inc.	25	913
American Express Company	51	15,178
American Financial Group, Inc.	7	945
American International Group, Inc.	55	4,006
Ameriprise Financial, Inc.	9	4,826
Ameris Bancorp	6	372
Annaly Capital Management, Inc.	49	899
AON Public Limited Company - Class A	20	7,107
Apollo Global Management, Inc.	37	6,147
Arch Capital Group Ltd.	35	3,193
Ares Management Corporation - Class A	17	2,955
Arthur J. Gallagher & Co.	22	6,223
Artisan Partners Asset Management Inc. - Class A	7	281
Associated Banc-Corp	16	385
Assurant, Inc.	5	1,023
Assured Guaranty Ltd.	4	370
Atlantic Union Bank	4	151
AXIS Capital Holdings Limited	6	571
Axos Financial, Inc. (a)	6	403
BancFirst Corporation	1	148
Bank of America Corporation	615	27,019
Bank of New York Mellon Corporation, The (c)	68	5,194
Bank OZK	8	338
Berkshire Hathaway Inc. - Class B (a)	166	75,365
BGC Group, Inc. - Class A	34	310
BlackRock, Inc.	13	13,160
Blackstone Inc. - Class A	67	11,525
Blackstone Mortgage Trust, Inc. - Class A	13	219
Block, Inc. - Class A (a)	51	4,375
Blue Owl Capital Inc. - Class A	45	1,046
BOK Financial Corporation	2	217
Brown & Brown, Inc.	23	2,331
Cadence Bank	18	627
Capital One Financial Corporation	35	6,203
Cathay General Bancorp	8	390
Charles Schwab Corporation, The	132	9,798
Chubb Limited	35	9,639
Cincinnati Financial Corporation	15	2,115
Citigroup Inc.	175	12,324
Citizens Financial Group, Inc.	42	1,848
CME Group Inc. - Class A	33	7,679
CNO Financial Group, Inc.	12	445
Cohen & Steers, Inc. (b)	1	85
Coinbase Global, Inc. - Class A (a)	18	4,590
Columbia Banking System, Inc.	19	515
Comerica Incorporated	13	807
Commerce Bancshares, Inc.	12	777
Corebridge Financial, Inc.	23	692
Corpay Inc (a)	6	2,181
Credit Acceptance Corporation (a)	1	265
Cullen/Frost Bankers, Inc.	6	773
Discover Financial Services	23	4,025
East West Bancorp, Inc.	13	1,249
Enstar Group Limited (a)	1	249
Equitable Holdings, Inc.	28	1,335
Erie Indemnity Company - Class A	2	971
Essent Group Ltd.	11	585
Euronet Worldwide, Inc. (a)	5	493
Evercore Inc. - Class A	3	941
Everest Group, Ltd.	4	1,477
F.N.B. Corporation	33	488
FactSet Research Systems Inc.	4	1,725
Federated Hermes, Inc. - Class B	7	282
Fidelity National Financial, Inc. - Class A	24	1,353
Fidelity National Information Services, Inc.	49	3,980
Fifth Third Bancorp	61	2,594
First American Financial Corporation	10	604
First Bancorp.	11	205
First Citizens BancShares, Inc. - Class A	1	2,054
First Financial Bankshares, Inc.	11	402
First Hawaiian, Inc.	10	270
First Horizon Corporation	50	1,005
First Interstate BancSystem, Inc. - Class A	8	272
FirstCash, Inc.	4	375
Fiserv, Inc. (a)	53	10,830
Franklin Resources, Inc.	26	530
Freedom Holding Corp. (a)	1	133
Fulton Financial Corporation	10	183
Glacier Bancorp, Inc.	10	488
Global Payments Inc.	23	2,545
Globe Life Inc.	8	942
Goldman Sachs Group, Inc., The	29	16,605
HA Sustainable Infrastructure Capital, Inc. (b)	10	261
Hamilton Lane Incorporated - Class A	4	554
Hancock Whitney Corporation	8	447
Hanover Insurance Group Inc, The	4	550
Hartford Financial Services Group, Inc. , The	26	2,896
Home BancShares, Inc.	20	572
Houlihan Lokey, Inc. - Class A	5	847
Huntington Bancshares Incorporated	128	2,090
Independence Holdings, LLC	10	515
Interactive Brokers Group, Inc. - Class A	9	1,648
Intercontinental Exchange, Inc.	53	7,872
International Bancshares Corporation	5	294
Invesco Ltd.	25	444
Jack Henry & Associates, Inc.	7	1,222
Jackson Financial Inc. - Class A (c)	6	516
Janus Henderson Group PLC	11	467
Jefferies Financial Group Inc.	15	1,187
JPMorgan Chase & Co.	260	62,291
KeyCorp	88	1,506
Kinsale Capital Group, Inc.	2	951
KKR & Co. Inc. - Class A	61	9,087
Lazard, Inc.	7	372
Lincoln National Corporation	18	572
Loews Corporation	17	1,465
LPL Financial Holdings Inc.	7	2,290
M&T Bank Corporation	15	2,903
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Markel Group Inc. (a)	1	2,077
MarketAxess Holdings Inc.	4	803
Marsh & Mclennan Companies, Inc.	45	9,646
MasterCard Incorporated - Class A	75	39,344
Mercury General Corporation	3	172
MetLife, Inc.	52	4,258
MGIC Investment Corporation	23	535
Moelis & Company - Class A	7	499
Moody's Corporation	15	6,933
Morgan Stanley	115	14,397
Morningstar, Inc.	3	867
Mr. Cooper Group Inc. (a)	6	582
MSCI Inc. - Class A	7	4,429
Nasdaq, Inc.	36	2,815
Northern Trust Corporation	19	1,973
Old National Bancorp	29	636
Old Republic International Corporation	25	907
Oscar Health, Inc. - Class A (a)	17	231
PayPal Holdings, Inc. (a)	92	7,864
PennyMac Financial Services, Inc.	3	271
Pinnacle Financial Partners, Inc.	7	825
Piper Sandler Companies	1	372
Popular, Inc.	7	679
Primerica, Inc.	3	862
Principal Financial Group, Inc.	22	1,688
Prosperity Bancshares, Inc.	8	603
Prudential Financial, Inc.	33	3,886
Radian Group Inc.	16	503
Raymond James Financial, Inc.	17	2,647
Regions Financial Corporation	87	2,055
Reinsurance Group of America, Incorporated	6	1,362
Remitly Global, Inc. (a)	15	335
RenaissanceRe Holdings Ltd	5	1,174
RITHM Capital Corp.	51	549
RLI Corp.	4	656
Robinhood Markets, Inc. - Class A (a)	46	1,730
Ryan Specialty Group Holdings, Inc. - Class A	10	630
S&P Global Inc.	29	14,231
SEI Investments Company	11	918
Selective Insurance Group, Inc.	6	605
ServisFirst Bancshares, Inc.	5	421
Shift4 Payments, LLC - Class A (a) (b)	5	555
SLM Corporation	18	504
SoFi Technologies, Inc. (a)	96	1,479
Southstate Corporation	7	655
Starwood Property Trust, Inc. (b)	27	515
State Street Corporation	28	2,785
StepStone Group Inc. - Class A	6	321
Stifel Financial Corp.	9	954
Synchrony Financial	36	2,313
Synovus Financial Corp.	15	771
T. Rowe Price Group, Inc.	20	2,255
Texas Capital Bancshares, Inc. (a)	4	304
TFS Financial Corporation	8	99
The Carlyle Group, Inc.	20	994
The PNC Financial Services Group, Inc.	37	7,056
The Progressive Corporation	54	12,847
The Western Union Company	36	385
Toast, Inc. - Class A (a)	37	1,349
TPG Inc. - Class A	8	505
Tradeweb Markets Inc. - Class A	11	1,452
Travelers Companies, Inc. , The	21	5,136
Truist Financial Corporation	123	5,334
U.S. Bancorp	143	6,829
UMB Financial Corporation	4	470
United Bankshares, Inc.	14	525
United Community Banks, Inc.	11	356
Unum Group	17	1,238
Upstart Holdings, Inc. (a)	7	431
Valley National Bancorp	45	403
Victory Capital Holdings, Inc. - Class A	4	244
Visa Inc. - Class A	159	50,393
Voya Financial, Inc.	10	704
W. R. Berkley Corporation	29	1,669
Walker & Dunlop, Inc.	3	291
Webster Financial Corporation	15	843
Wells Fargo & Company	307	21,579
Western Alliance Bancorporation	10	831
Wex, Inc. (a)	4	743
White Mountains Insurance Group Ltd	—	424
Willis Towers Watson Public Limited Company	10	3,001
Wintrust Financial Corporation	6	720
Zions Bancorporation, National Association	14	755
Zurich American Corporation	6	372
		711,306
Consumer Discretionary 11.6%
Abercrombie & Fitch Co. - Class A (a)	4	601
Academy Sports & Outdoors, Inc.	8	460
Acushnet Holdings Corp. (b)	2	158
ADT, Inc.	20	141
Airbnb, Inc. - Class A (a)	39	5,145
Amazon.com, Inc. (a)	876	192,187
American Eagle Outfitters, Inc.	21	344
Aptiv PLC (a)	21	1,261
Aramark	24	885
Asbury Automotive Group, Inc. (a)	2	459
Autoliv, Inc.	6	548
AutoNation, Inc. (a)	3	486
AutoZone, Inc. (a)	2	5,072
Bath & Body Works, Inc.	19	728
Best Buy Co., Inc.	18	1,583
Booking Holdings Inc.	3	15,114
Boot Barn Holdings, Inc. (a)	3	448
BorgWarner Inc.	20	637
Boyd Gaming Corporation	7	491
Bright Horizons Family Solutions, Inc. (a)	6	675
Brinker International, Inc. (a)	4	540
Brunswick Corporation	7	443
Burlington Stores, Inc. (a)	6	1,730
Caesars Entertainment, Inc. (a)	19	637
CarMax, Inc. (a)	15	1,265
Carnival Corporation (a)	93	2,328
Carvana Co. - Class A (a)	11	2,177
CAVA Group, Inc. (a)	6	692
Cavco Industries, Inc. (a)	1	397
Chipotle Mexican Grill, Inc. (a)	125	7,555
Choice Hotels International, Inc. (b)	3	399
Churchill Downs Incorporated	6	863
Columbia Sportswear Company	3	260
Coupang, Inc. - Class A (a)	113	2,481
Crocs, Inc. (a)	6	646
D.R. Horton, Inc.	27	3,809
Darden Restaurants, Inc.	11	2,058
Deckers Outdoor Corporation (a)	15	2,953
Dick's Sporting Goods, Inc.	5	1,252
Dillard's, Inc. - Class A (b)	—	197
DK Crown Holdings Inc. - Class A (a)	44	1,653
Domino's Pizza, Inc.	3	1,355
DoorDash, Inc. - Class A (a)	33	5,518
Dorman Products, Inc. (a)	2	271
Duolingo, Inc. - Class A (a)	3	1,079
Dutch Bros Inc. - Class A (a)	10	526
eBay Inc.	44	2,714
ETSY, Inc. (a)	11	571
Expedia Group, Inc. (a)	12	2,184
Five Below, Inc. (a)	6	577
Floor & Decor Holdings, Inc. - Class A (a)	10	983
Flutter Entertainment Public Limited Company (a)	15	3,767
Ford Motor Company	370	3,663
GameStop Corp. - Class A (a) (b)	36	1,123
Gap, Inc., The	23	532
Garmin Ltd.	14	2,981
General Motors Company	101	5,365
Gentex Corporation	22	642
Genuine Parts Company	13	1,525
Grand Canyon Education, Inc. (a)	3	429
Group 1 Automotive, Inc.	1	578
H & R Block, Inc.	12	655
Harley-Davidson, Inc. (b)	15	440

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Hasbro, Inc.	13	715
Hilton Grand Vacations Inc. (a)	8	300
Hilton Worldwide Holdings Inc.	22	5,542
Home Depot, Inc., The	91	35,457
Hyatt Hotels Corporation - Class A	3	546
Installed Building Products, Inc.	3	446
KB Home	6	415
Kontoor Brands, Inc.	6	482
Las Vegas Sands Corp.	34	1,738
Lear Corporation	4	415
Lennar Corporation - Class A	22	3,014
Lennar Corporation - Class B	1	154
Life Time Group Holdings, Inc. (a)	3	69
Light & Wonder, Inc. (a)	8	719
Lithia Motors, Inc. - Class A	3	906
LKQ Corporation	22	824
Lowe`s Companies, Inc.	53	12,968
Lucid Group, Inc. (a) (b)	89	268
Lululemon Athletica Inc. (a)	10	3,847
M/I Homes, Inc. (a)	2	328
Macy's, Inc.	28	466
Marriott International, Inc. - Class A	22	6,030
Mattel, Inc. (a)	31	552
McDonald's Corporation	66	19,045
MercadoLibre, Inc. (a)	5	7,684
Meritage Homes Corporation	3	483
MGM Resorts International (a)	23	805
Modine Manufacturing Company (a)	5	549
Mohawk Industries, Inc. (a)	6	660
Murphy USA Inc.	2	917
Newell Brands Inc.	41	411
NIKE, Inc. - Class B	107	8,100
Nordstrom, Inc.	7	167
Norwegian Cruise Line Holdings Ltd. (a)	40	1,026
NVR, Inc. (a)	—	2,347
Ollie's Bargain Outlet Holdings, Inc. (a)	6	629
O'Reilly Automotive, Inc. (a)	5	6,365
Penske Automotive Group, Inc.	1	209
Planet Fitness, Inc. - Class A (a)	8	785
Polaris Inc.	6	335
Pool Corporation	4	1,250
PulteGroup, Inc.	19	2,053
PVH Corp.	5	542
Ralph Lauren Corporation - Class A	4	870
Red Rock Resorts, Inc. - Class A	4	174
RH (a)	1	521
Rivian Automotive, Inc. - Class A (a) (b)	71	947
Ross Stores, Inc.	30	4,593
Royal Caribbean Cruises Ltd.	23	5,222
Service Corporation International	14	1,077
Shake Shack, Inc. - Class A (a)	3	390
Signet Jewelers Limited	5	384
Six Flags Entertainment Corporation	7	346
Skechers U.S.A., Inc. - Class A (a)	12	773
Skyline Champion Corporation (a)	5	467
Starbucks Corporation	105	9,579
Steven Madden, Ltd.	7	284
Stride, Inc. (a) (b)	3	338
Sweetgreen, Inc. - Class A (a)	8	246
Tapestry, Inc.	21	1,378
Taylor Morrison Home II Corporation - Class A (a)	9	551
Tempur Sealy International, Inc.	16	881
Tesla Inc. (a)	258	104,082
Texas Roadhouse, Inc. - Class A	6	1,140
The Wendy's Company	19	308
Thor Industries, Inc.	4	395
TJX Companies, Inc., The	102	12,352
Toll Brothers, Inc.	10	1,245
TopBuild Corp. (a)	3	924
Tractor Supply Company	51	2,704
Travel + Leisure Co.	7	336
TRI Pointe Homes Holdings, Inc. (a)	3	125
Ulta Beauty, Inc. (a)	4	1,831
United Parks And Resorts Inc. (a)	3	186
Urban Outfitters, Inc. (a)	3	189
V.F. Corporation (b)	29	618
Vail Resorts, Inc.	4	722
Valvoline, Inc. (a)	13	454
Wayfair Inc. - Class A (a)	9	382
Whirlpool Corporation	5	530
Williams-Sonoma, Inc.	11	2,106
Wingstop Inc.	3	773
Wyndham Hotels & Resorts, Inc.	7	702
Wynn Resorts, Limited	9	815
YETI Holdings, Inc. (a)	7	270
Yum! Brands, Inc.	26	3,489
		595,498
Health Care 10.0%
Abbott Laboratories	160	18,103
AbbVie Inc.	163	28,895
Acadia Healthcare Company, Inc. (a)	10	379
ADMA Biologics, Inc. (a)	21	362
Agilent Technologies, Inc.	26	3,471
Align Technology, Inc. (a)	7	1,498
Alkermes Public Limited Company (a)	16	464
Alnylam Pharmaceuticals, Inc. (a)	12	2,772
Amedisys, Inc. (a)	3	288
Amgen Inc.	50	12,942
Amicus Therapeutics, Inc. (a)	27	253
Apellis Pharmaceuticals, Inc. (a)	7	219
Arcellx Inc. (a)	3	263
Avantor, Inc. (a)	62	1,315
Avidity Biosciences, Inc. (a)	8	236
Axsome Therapeutics, Inc. (a)	4	345
Baxter International Inc.	45	1,305
Becton, Dickinson and Company	27	6,073
Biogen Inc. (a)	14	2,080
Biohaven Ltd. (a)	8	298
BioMarin Pharmaceutical Inc. (a)	18	1,191
Bio-Rad Laboratories, Inc. - Class A (a)	2	614
Bio-Techne Corporation	14	1,044
Blueprint Medicines Corporation (a)	6	541
Boston Scientific Corporation (a)	135	12,081
Bridgebio Pharma, Inc. (a)	12	332
Bristol-Myers Squibb Company	189	10,698
Bruker Corporation	10	589
Canticle Pharmaceuticals, Inc. (a) (b)	2	471
Cardinal Health, Inc.	23	2,691
Cencora, Inc.	16	3,501
Centene Corporation (a)	47	2,872
Charles River Laboratories International, Inc. (a)	5	876
Chemed Corporation	1	718
Cooper Companies, Inc., The (a)	18	1,679
CorVel Corporation (a)	3	367
Crinetics Pharmaceuticals, Inc. (a)	7	358
CRISPR Therapeutics AG (a)	8	320
CVS Health Corporation	115	5,146
Cytokinetics, Incorporated (a)	10	476
Danaher Corporation	60	13,701
DaVita Inc. (a)	4	560
Dentsply Sirona Inc.	18	335
DexCom, Inc. (a)	37	2,889
Doximity, Inc. - Class A (a)	12	660
Edwards Lifesciences Corporation (a)	57	4,185
Elanco Animal Health Incorporated (a)	51	618
Elevance Health, Inc.	21	7,755
Eli Lilly and Company	74	57,063
Encompass Health Corporation	9	870
Envista Holdings Corporation (a)	17	335
Exact Sciences Corporation (a)	16	886
Exelixis, Inc. (a)	27	912
GE HealthCare Technologies Inc.	35	2,757
Gilead Sciences, Inc.	115	10,593
Glaukos Corporation (a)	5	745
Globus Medical, Inc. - Class A (a)	10	864
Haemonetics Corporation (a)	5	406
Halozyme Therapeutics, Inc. (a)	12	555
HCA Healthcare, Inc.	17	5,032
HealthEquity, Inc. (a)	8	754

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Henry Schein, Inc. (a)	11	740
Hims & Hers Health, Inc. - Class A (a)	14	347
Hologic, Inc. (a)	22	1,572
Humana Inc.	11	2,756
IDEXX Laboratories, Inc. (a)	7	3,093
Illumina, Inc. (a)	15	1,954
Immunovant, Inc. (a)	7	177
Incyte Corporation (a)	15	1,035
Insmed Incorporated (a)	15	1,047
Inspire Medical Systems, Inc. (a)	2	437
Insulet Corporation (a)	6	1,604
Integer Holdings Corporation (a)	3	391
Intra-Cellular Therapies, Inc. (a)	8	693
Intuitive Surgical, Inc. (a)	33	16,974
Ionis Pharmaceuticals, Inc. (a)	11	397
Iovance Biotherapeutics, Inc. (a)	19	138
IQVIA Holdings Inc (a)	16	3,234
Jazz Pharmaceuticals Public Limited Company (a)	6	701
Johnson & Johnson	221	31,925
Krystal Biotech, Inc. (a)	3	392
Labcorp Holdings Inc.	8	1,791
Lantheus Holdings, Inc. (a)	7	615
Masimo Corporation (a)	4	632
McKesson Corporation	12	6,637
Medpace Holdings, Inc. (a)	3	831
Medtronic, Inc.	120	9,572
Merck & Co., Inc.	233	23,187
Merit Medical Systems, Inc. (a)	5	516
Mettler-Toledo International Inc. (a)	2	2,441
Moderna, Inc. (a)	31	1,291
Molina Healthcare, Inc. (a)	5	1,585
Natera, Inc. (a)	11	1,776
Neogen Corporation (a) (b)	20	243
Neurocrine Biosciences, Inc. (a)	9	1,290
Nuvalent, Inc. - Class A (a)	4	288
Option Care Health, Inc. (a)	15	357
Organon & Co.	22	334
Penumbra, Inc. (a)	3	817
Perrigo Company Public Limited Company	12	321
Pfizer Inc.	525	13,941
Prestige Consumer Healthcare Inc. (a)	5	403
Procept Biorobotics Corporation (a)	4	337
Quest Diagnostics Incorporated	10	1,560
RadNet, Inc. (a)	7	481
Regeneron Pharmaceuticals, Inc. (a)	10	6,867
Repligen Corporation (a)	4	636
ResMed Inc.	14	3,170
Revolution Medicines, Inc. (a)	14	619
Revvity, Inc.	12	1,288
Roivant Sciences Ltd. (a)	37	439
Royalty Pharma PLC - Class A	38	968
Sarepta Therapeutics, Inc. (a)	8	971
Select Medical Holdings Corporation	9	163
Solventum Corporation (a)	12	806
Sotera Health LLC (a)	10	131
Steris Public Limited Company	9	1,924
Stryker Corporation	33	12,003
Summit Therapeutics Inc. (a) (b)	10	183
Surgery Partners, Inc. (a)	6	133
Teleflex Incorporated	4	760
Tempus AI, Inc. - Class A (a) (b)	5	174
Tenet Healthcare Corporation (a)	9	1,147
TG Therapeutics, Inc. (a)	13	387
The Cigna Group	26	7,187
The Ensign Group, Inc.	5	675
Thermo Fisher Scientific Inc.	35	18,329
Ultragenyx Pharmaceutical Inc. (a)	9	381
United Therapeutics Corporation (a)	4	1,240
UnitedHealth Group Incorporated	85	42,828
Universal Health Services, Inc. - Class B	6	1,015
Vaxcyte, Inc. (a)	10	847
Veeva Systems Inc. - Class A (a)	14	2,928
Vertex Pharmaceuticals Incorporated (a)	24	9,561
Viatris Inc.	112	1,397
Viking Therapeutics, Inc. (a) (b)	11	427
Waters Corporation (a)	6	2,044
Waystar Holding Corp. (a)	4	164
West Pharmaceutical Services, Inc.	7	2,238
Zimmer Biomet Holdings, Inc.	17	1,772
Zoetis Inc. - Class A	42	6,834
		514,090
Industrials 9.2%
3M Company	50	6,475
A. O. Smith Corporation	12	826
AAON, Inc.	6	672
ABM Industries Incorporated	6	317
Acuity Brands, Inc.	3	832
Advanced Drainage Systems, Inc.	6	684
AECOM	12	1,260
AeroVironment, Inc. (a)	3	417
AGCO Corporation	5	445
Air Lease Corporation - Class A	11	548
Alaska Air Group, Inc. (a)	11	701
Alight, Inc. - Class A	30	207
Allegion Public Limited Company	8	1,000
Allison Systems, Inc.	8	892
Amentum Holdings, Inc. (a)	9	197
American Airlines Group Inc. (a)	57	1,002
AMETEK, Inc.	22	3,902
API Group Corporation (a)	18	636
Applied Industrial Technologies, Inc.	4	853
Arcosa, Inc.	4	363
Armstrong World Industries, Inc.	4	535
Atkore Inc.	4	308
Automatic Data Processing, Inc.	38	11,120
Avis Budget Group, Inc. (a)	1	57
Axon Enterprise, Inc. (a)	7	3,993
Beacon Roofing Supply, Inc. (a)	4	434
Boeing Company, The (a)	68	12,101
Boise Cascade Company	4	445
Booz Allen Hamilton Holding Corporation - Class A	12	1,560
Brady Corporation - Class A	4	264
Brink's Company, The	5	432
Broadridge Financial Solutions, Inc.	11	2,385
Builders FirstSource, Inc. (a)	10	1,470
BWXT Government Group, Inc.	9	951
C.H. Robinson Worldwide, Inc.	11	1,111
Caci International Inc. - Class A (a)	2	856
Carlisle Companies Incorporated	4	1,611
Carrier Global Corporation	77	5,238
Casella Waste Systems, Inc. - Class A (a)	5	516
Caterpillar Inc.	44	16,099
CBIZ, Inc. (a)	4	323
Chart Industries, Inc. (a)	4	789
Cintas Corporation	32	5,850
Clarivate PLC (a) (b)	35	176
Clean Harbors, Inc. (a)	5	1,077
CNH Industrial N.V.	78	879
Comfort Systems USA, Inc.	3	1,411
Construction Partners, Inc. - Class A (a)	4	322
Copart, Inc. (a)	81	4,677
Core & Main, Inc. - Class A (a)	17	870
Crane Company	5	699
CSW Industrials, Inc.	2	544
CSX Corporation	175	5,639
Cummins Inc.	13	4,414
Curtiss-Wright Corporation	4	1,280
Dayforce, Inc. (a)	15	1,069
Deere & Company	23	9,769
Delta Air Lines, Inc.	61	3,661
Donaldson Company, Inc.	11	764
Dover Corporation	13	2,427
Dun & Bradstreet Holdings, Inc.	22	280
Dycom Industries, Inc. (a)	2	406
Eaton Corporation Public Limited Company	36	12,062
EMCOR Group, Inc.	4	2,005
Emerson Electric Co.	53	6,545
EnerSys	4	380
Enpro Inc.	2	306

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Equifax Inc.	11	2,903
ESAB Corporation	5	603
ESCO Technologies Inc.	2	332
ExlService Holdings, Inc. (a)	15	677
Expeditors International of Washington, Inc. - Class A	13	1,403
Exponent, Inc.	5	440
Fastenal Company	53	3,845
Federal Signal Corporation	6	548
FedEx Corporation	21	5,783
Ferguson Enterprises Inc.	18	3,138
Flowserve Corporation	12	694
Fluor Corporation (a)	16	787
Fortive Corporation	31	2,351
Fortune Brands Innovations, Inc.	12	808
Franklin Electric Co., Inc.	3	292
FTAI Aviation Ltd.	9	1,358
FTI Consulting, Inc. (a)	3	647
Gates Industrial Corporation PLC (a)	11	224
GATX Corporation	3	537
GE Vernova Inc.	25	8,368
Generac Holdings Inc. (a)	5	811
General Dynamics Corporation	23	6,041
General Electric Company	100	16,637
Genpact Limited	14	613
GMS Inc. (a)	4	364
Graco Inc.	16	1,379
Granite Construction Incorporated	3	304
Griffon Corporation	4	286
GXO Logistics Inc. (a)	10	447
Hayward Holdings, Inc. (a)	8	121
HEICO Corporation	4	934
HEICO Corporation - Class A	7	1,331
Herc Holdings Inc.	2	470
Hexcel Corporation	9	546
Honeywell International Inc.	60	13,623
Howmet Aerospace Inc.	37	4,069
Hubbell Incorporated	5	2,020
Huntington Ingalls Industries, Inc.	4	699
ICF International, Inc.	2	246
IDEX Corporation	7	1,490
IES Holdings, Inc. (a)	1	152
Illinois Tool Works Inc.	28	6,973
Ingersoll Rand Inc.	38	3,400
Insperity, Inc.	4	272
ITT Inc.	8	1,116
J.B. Hunt Transport Services, Inc.	8	1,344
Jacobs Solutions Inc.	11	1,498
Joby Aviation, Inc. - Class A (a) (b)	38	305
John Bean Technologies Corporation	3	357
Johnson Controls International Public Limited Company	62	4,916
Kadant Inc.	1	378
KBR, Inc.	12	702
Kirby Corporation (a)	6	619
Knight-Swift Transportation Holdings Inc. - Class A	14	761
Korn Ferry	4	271
Kratos Defense & Security Solutions, Inc. (a)	12	306
L3Harris Technologies, Inc.	17	3,621
Landstar System, Inc.	4	628
Leidos Holdings, Inc.	13	1,825
Lennox International Inc.	3	1,809
Leonardo DRS, Inc. (a)	5	160
Lincoln Electric Holdings, Inc.	5	931
Lockheed Martin Corporation	19	9,463
Lyft, Inc. - Class A (a)	33	425
ManpowerGroup Inc.	6	326
Masco Corporation	20	1,430
MasTec, Inc. (a)	5	735
Matson Intermodal - Paragon, Inc.	3	353
Maximus, Inc.	6	460
Middleby Corporation, The (a)	5	668
Mine Safety Appliances Company, LLC	3	574
MOOG Inc. - Class A	3	550
MSC Industrial Direct Co., Inc. - Class A	5	358
Mueller Industries, Inc.	11	858
Mueller Water Products, Inc. - Class A	11	254
Nextracker LLC - Class A (a)	13	464
Nordson Corporation	5	1,025
Norfolk Southern Corporation	21	4,964
Northrop Grumman Corporation	13	6,321
Nvent Electric Public Limited Company	16	1,072
Old Dominion Freight Line, Inc.	17	2,975
Oshkosh Corporation	5	511
Otis Worldwide Corporation	37	3,406
Owens Corning	8	1,302
PACCAR Inc	47	4,936
Parker-Hannifin Corporation	12	7,573
Parsons Corporation (a)	4	357
Paychex, Inc.	30	4,221
Paycom Software, Inc.	5	983
Paylocity Holding Corporation (a)	4	758
Pentair Public Limited Company	16	1,573
Primoris Services Corporation	4	332
Quanta Services, Inc.	14	4,297
RBC Bearings Incorporated (a)	3	807
Regal Rexnord Corporation	6	943
Republic Services, Inc.	19	3,772
Resideo Technologies, Inc. (a)	17	381
Robert Half Inc.	9	648
Rocket Lab USA, Inc. - Class A (a) (b)	25	635
Rockwell Automation, Inc.	11	3,036
Rollins, Inc.	28	1,283
RTX Corporation	123	14,221
Rush Enterprises, Inc. - Class A	7	387
RXO Inc (a)	14	328
Ryder System, Inc.	4	620
Saia, Inc. (a)	2	1,097
Science Applications International Corporation	4	433
Sensata Technologies Holding PLC	17	456
Simpson Manufacturing Co., Inc.	4	656
SiteOne Landscape Supply, Inc. (a)	4	546
SkyWest, Inc. (a)	3	332
Snap-on Incorporated	5	1,683
Southwest Airlines Co.	55	1,864
Spirit AeroSystems Holdings, Inc. - Class A (a)	10	339
SPX Technologies, Inc. (a)	4	587
SS&C Technologies Holdings, Inc.	20	1,543
StandardAero, Inc. (a)	6	154
Stanley Black & Decker, Inc.	14	1,158
Sterling Infrastructure, Inc. (a)	3	522
Terex Corporation	6	294
Tetra Tech, Inc.	26	1,023
Textron Inc.	18	1,389
The AZEK Company Inc. - Class A (a)	13	633
The Timken Company	7	488
Toro Company, The	9	704
Trane Technologies Public Limited Company	21	7,690
TransDigm Group Incorporated	5	6,544
TransUnion	18	1,692
Trex Company, Inc. (a)	11	763
Trinet Group, Inc.	3	307
Uber Technologies, Inc. (a)	194	11,675
UFP Industries, Inc.	6	677
U-Haul Holding Company (a) (b)	1	81
U-Haul Holding Company - Series N	9	594
Union Pacific Corporation	56	12,660
United Airlines Holdings, Inc. (a)	30	2,939
United Parcel Service, Inc. - Class B	68	8,539
United Rentals, Inc.	6	4,213
Valmont Industries, Inc.	2	562
Veralto Corporation	22	2,264
Verisk Analytics, Inc.	13	3,644
Vertiv Holdings Co - Class A	34	3,849
Vm Consolidated, Inc. - Class A (a)	14	336
W.W. Grainger, Inc.	4	4,302
Waste Management, Inc.	33	6,748
Watsco, Inc.	3	1,525
Watts Water Technologies, Inc. - Class A	3	518
WESCO International, Inc.	4	684

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Westinghouse Air Brake Technologies Corporation	15	2,936
Willscot Holdings Corporation - Class A (a)	19	643
Woodward, Inc.	5	893
XPO, Inc. (a)	10	1,376
Xylem Inc.	22	2,607
Zurn Elkay Water Solutions Corporation	12	457
		471,056
Communication Services 9.0%
Alphabet Inc. - Class A	540	102,209
Alphabet Inc. - Class C	475	90,469
AST Spacemobile, Inc. - Class A (a)	17	350
AT&T Inc.	662	15,078
Cinemark Holdings, Inc. (a)	10	298
Cogent Communications Holdings, Inc.	3	264
Comcast Corporation - Class A	349	13,094
Digital World Acquisition Corp. (a) (b)	8	265
EchoStar Corporation - Class A (a) (b)	11	243
Electronic Arts Inc.	22	3,183
Endeavor Group Holdings, Inc. - Class A (b)	17	535
Former Charter Communications Parent, Inc. - Class A (a)	9	3,144
Fox Corporation - Class A	22	1,068
Fox Corporation - Class B	13	577
Frontier Communications Parent, Inc. (a)	17	575
IAC Inc. (a)	7	284
Iridium Communications Inc.	13	366
Liberty Broadband Corporation - Series A (a)	1	68
Liberty Broadband Corporation - Series C (a)	10	784
Liberty Global Ltd. - Class A (a)	16	210
Liberty Global Ltd. - Class C (a)	14	190
Liberty Media Corporation - Series A (a)	2	172
Liberty Media Corporation - Series A (a)	2	150
Liberty Media Corporation - Series C (a)	4	280
Liberty Media Corporation - Series C (a)	20	1,819
Live Nation Entertainment, Inc. (a)	14	1,803
Lumen Technologies Inc. (a)	90	479
Match Group, Inc.	25	824
Meta Platforms, Inc. - Class A	201	117,799
Netflix, Inc. (a)	39	35,177
News Corporation - Class A	32	884
News Corporation - Class B (b)	8	248
Nexstar Media Group, Inc. - Class A	3	418
Omnicom Group Inc.	18	1,590
Paramount Global - Class B	56	583
Pinterest, Inc. - Class A (a)	53	1,523
Reddit, Inc. - Class A (a)	10	1,587
Roblox Corporation - Class A (a)	49	2,860
Roku, Inc. - Class A (a)	11	811
Sirius XM Holdings Inc. (b)	26	591
Snap Inc. - Class A (a)	104	1,121
Sphere Entertainment Co. - Class A (a)	1	248
Take-Two Interactive Software, Inc. (a)	15	2,798
The Interpublic Group of Companies, Inc.	36	996
The New York Times Company - Class A	15	759
TKO Group Holdings Inc. - Class A (a)	7	941
T-Mobile US, Inc.	45	9,935
Trade Desk, Inc., The - Class A (a)	41	4,810
Verizon Communications Inc.	387	15,464
Walt Disney Company, The	168	18,727
Warner Bros. Discovery, Inc. - Series A (a)	210	2,224
Warner Music Group Corp. - Class A	14	448
ZoomInfo Technologies Inc. - Class A (a)	19	203
		461,526
Consumer Staples 5.3%
Albertsons Companies, Inc. - Class A	35	691
Altria Group, Inc.	158	8,259
Archer-Daniels-Midland Company	45	2,275
Bellring Intermediate Holdings, Inc. (a)	12	908
BJ's Wholesale Club Holdings, Inc. (a)	12	1,028
Brown-Forman Corporation - Class A	3	131
Brown-Forman Corporation - Class B	29	1,098
Bunge Limited	13	1,006
Cal-Maine Foods, Inc.	4	367
Campbell's Company, The	19	801
Casey's General Stores, Inc.	4	1,414
Celsius Holdings, Inc. (a)	15	398
Church & Dwight Co., Inc.	22	2,295
Coca-Cola Company, The	362	22,525
Coca-Cola Consolidated, Inc.	—	616
Colgate-Palmolive Company	75	6,827
Conagra Brands, Inc.	44	1,207
Constellation Brands, Inc. - Class A	15	3,238
Costco Wholesale Corporation	41	37,376
Coty Inc. - Class A (a)	40	279
Darling Ingredients Inc. (a)	16	549
Dollar General Corporation	20	1,546
Dollar Tree, Inc. (a)	19	1,444
e.l.f. Beauty, Inc. (a)	5	586
Flowers Foods, Inc.	22	451
Freshpet, Inc. (a)	4	589
General Mills, Inc.	51	3,279
Hormel Foods Corporation	27	848
Ingredion Incorporated	6	805
Interparfums, Inc.	2	275
J&J Snack Foods Corp.	2	240
J. M. Smucker Company, The	10	1,109
Kellanova	25	2,005
Kenvue Inc.	157	3,361
Keurig Dr Pepper Inc.	102	3,284
Kimberly-Clark Corporation	31	4,109
Kraft Heinz Company, The	82	2,524
Kroger Co., The	63	3,831
Lamb Weston Holdings, Inc.	13	877
Lancaster Colony Corporation	2	395
Maplebear Inc. (a)	13	555
McCormick & Company, Incorporated	22	1,697
Molson Coors Beverage Company - Class B	16	931
Mondelez International, Inc. - Class A	125	7,478
Monster Beverage 1990 Corporation (a)	66	3,475
National Beverage Corp.	—	18
PepsiCo, Inc.	127	19,325
Performance Food Group Company (a)	14	1,191
Philip Morris International Inc.	143	17,224
Pilgrim's Pride Corporation (a)	4	202
Post Holdings, Inc. (a)	5	607
Primo Brands Corporation - Class A	14	420
Procter & Gamble Company, The	216	36,261
Reynolds Consumer Products Inc.	4	104
Simply Good Foods Company, The (a)	8	308
Sprouts Farmers Market, Inc. (a)	9	1,184
Sysco Corporation	46	3,526
Target Corporation	42	5,719
The Clorox Company	11	1,843
The Estee Lauder Companies Inc. - Class A	20	1,534
The Hershey Company	14	2,328
Tyson Foods, Inc. - Class A	26	1,499
US Foods Holding Corp. (a)	22	1,488
Walgreens Boots Alliance, Inc.	60	555
Walmart Inc.	400	36,127
WD-40 Company	1	351
		270,796
Energy 3.2%
Antero Midstream Corporation	22	339
Antero Resources Corporation (a)	29	1,017
Apa Corp.	38	870
Archrock, Inc.	14	347
Baker Hughes Company - Class A	90	3,710
Cactus, Inc. - Class A	7	426
California Resources Corporation	6	314
ChampionX Corporation	17	450
Cheniere Energy, Inc.	21	4,415
Chevron Corporation	153	22,180
Chord Energy Corporation	6	742
Civitas Resources, Inc.	8	369
CNX Resources Corporation (a)	13	489
Comstock Resources, Inc. (a) (b)	12	225
ConocoPhillips	121	11,966
Coterra Energy Inc.	69	1,759

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Devon Energy Corporation	60	1,964
Diamondback Energy, Inc.	18	2,868
DT Midstream, Inc.	9	911
EOG Resources, Inc.	53	6,465
EQT Corporation	52	2,407
Expand Energy Corporation	17	1,695
Exxon Mobil Corporation	405	43,572
Halliburton Company	84	2,280
Helmerich & Payne, Inc.	11	368
Hess Corporation	26	3,433
HF Sinclair Corporation	15	517
Kinder Morgan, Inc.	183	5,027
Magnolia Oil & Gas Corporation - Class A	16	374
Marathon Petroleum Corporation	29	4,094
Matador Resources Company	11	635
Murphy Oil Corporation	17	506
Northern Oil and Gas Incorporated	7	273
NOV Inc.	31	452
Occidental Petroleum Corporation	58	2,848
ONEOK, Inc.	55	5,476
Ovintiv Canada ULC	23	920
Patterson-UTI Energy, Inc.	30	248
PBF Energy Inc. - Class A	7	196
Peabody Energy Corporation	13	272
Permian Resources Corporation - Class A	49	711
Phillips 66	37	4,270
Range Resources Corporation	24	851
Schlumberger Limited	127	4,852
SM Energy Company	9	351
Targa Resources Corp.	20	3,607
Texas Pacific Land Corporation	2	1,892
Tidewater Inc. (a)	6	312
Transocean Ltd. (a) (b) (d)	81	303
Uranium Energy Corp. (a)	43	289
Valaris Limited (a)	6	261
Valero Energy Corporation	30	3,634
Weatherford International Public Limited Company	8	559
Williams Companies, Inc., The	113	6,141
		165,452
Real Estate 2.4%
Agree Realty Corporation	8	593
Alexandria Real Estate Equities, Inc.	15	1,426
American Healthcare REIT, Inc.	14	399
American Homes 4 Rent - Class A	29	1,070
American Tower Corporation	43	7,879
Americold Realty Trust, Inc.	21	445
Apple Hospitality REIT, Inc.	16	243
AvalonBay Communities, Inc.	13	2,813
Brixmor Property Group Inc.	29	793
Broadstone Net Lease, Inc.	18	280
BXP, Inc.	15	1,127
Camden Property Trust	10	1,169
Caretrust REIT, Inc.	16	421
CBRE Group, Inc. - Class A (a)	28	3,692
COPT Defense Properties	9	292
CoStar Group, Inc. (a)	38	2,742
Cousins Properties Incorporated	14	439
Crown Castle Inc.	39	3,558
Cubesmart, L.P.	20	867
Digital Realty Trust, Inc.	30	5,305
EastGroup Properties, Inc.	5	770
EPR Properties	8	335
Equinix, Inc.	9	8,337
Equity Lifestyle Properties, Inc.	17	1,121
Equity Residential	32	2,311
Essential Properties Realty Trust, Inc.	16	510
Essex Property Trust, Inc.	6	1,725
Extra Space Storage Inc.	20	2,951
Federal Realty Investment Trust	7	838
First Industrial Realty Trust, Inc.	11	555
Gaming and Leisure Properties, Inc.	24	1,148
Healthcare Realty Trust Incorporated - Class A	38	641
Healthpeak OP, LLC	66	1,344
Highwoods Properties, Inc.	8	248
Host Hotels & Resorts, Inc.	65	1,133
Howard Hughes Holdings Inc. (a)	4	274
Independence Realty Trust, Inc.	20	405
Innovative Industrial Properties, Inc.	3	192
Invitation Homes Inc.	54	1,713
Iron Mountain Incorporated	28	2,897
Jones Lang LaSalle Incorporated (a)	4	1,119
Kilroy Realty Corporation	10	415
Kimco Realty OP, LLC	62	1,444
Kite Realty Naperville, LLC	18	447
Lamar Advertising Company - Class A	8	1,001
Lineage, Inc. (b)	5	308
Macerich Company, The	21	420
Mid-America Apartment Communities, Inc.	11	1,691
National Health Investors, Inc.	4	243
National Storage Affiliates Trust	7	256
NNN REIT, Inc.	16	669
Omega Healthcare Investors, Inc.	21	808
Phillips Edison & Company, Inc.	13	493
PotlatchDeltic Corporation	9	339
ProLogis Inc.	86	9,069
Public Storage Operating Company	15	4,425
Rayonier Inc.	15	387
Realty Income Corporation	79	4,225
Regency Centers Corporation	15	1,143
Rexford Industrial Realty, Inc.	19	729
Ryman Hospitality Properties, Inc.	5	538
Sabra Health Care REIT, Inc.	23	390
SBA Communications Corporation - Class A	9	1,933
Simon Property Group, Inc.	28	4,846
SL Green Realty Corp.	6	387
St. Joe Company, The	5	210
STAG Industrial, Inc.	15	522
Sun Communities, Inc.	12	1,462
Tanger Inc.	11	370
Terreno Realty Corporation	10	579
UDR, Inc.	28	1,210
Ventas, Inc.	37	2,185
VICI Properties Inc.	97	2,820
Vornado Realty Trust	16	681
W.P. Carey Inc.	20	1,098
Welltower Inc.	57	7,197
Weyerhaeuser Company	67	1,893
Zillow Group, Inc. - Class A (a)	4	284
Zillow Group, Inc. - Class C (a)	15	1,086
		124,323
Utilities 2.3%
ALLETE, Inc.	5	349
Alliant Energy Corporation	24	1,410
Ameren Corporation	25	2,236
American Electric Power Company, Inc.	48	4,456
American States Water Company	3	218
American Water Works Company, Inc.	18	2,252
Atmos Energy Corporation	13	1,866
Avista Corporation	7	271
Black Hills Corporation	6	339
California Water Service Group	5	204
CenterPoint Energy, Inc.	60	1,907
Clearway Energy, Inc. - Class A	5	127
Clearway Energy, Inc. - Class C	10	247
CMS Energy Corporation	27	1,826
Consolidated Edison, Inc.	33	2,913
Constellation Energy Group, Inc.	29	6,457
Dominion Energy, Inc.	76	4,097
DTE Energy Company	20	2,357
Duke Energy Corporation	71	7,668
Edison International	35	2,821
Entergy Corporation	39	2,952
Essential Utilities, Inc.	23	826
Evergy, Inc.	22	1,329
Eversource Energy	31	1,793
Exelon Corporation	90	3,394
FirstEnergy Corp.	47	1,884
IDACORP, Inc.	4	490

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
MDU Resources Group, Inc.	18	317
MGE Energy, Inc.	3	239
National Fuel Gas Company	9	552
New Jersey Resources Corporation	9	413
NextEra Energy, Inc.	190	13,608
NiSource Inc.	42	1,533
NorthWestern Corporation	5	292
NRG Energy, Inc.	19	1,731
OGE Energy Corp.	19	766
One Gas, Inc.	6	386
Ormat Technologies, Inc.	5	372
Otter Tail Corporation	5	355
PG&E Corporation	200	4,030
Pinnacle West Capital Corporation	10	862
Portland General Electric Company	9	399
PPL Corporation	70	2,274
Public Service Enterprise Group Incorporated	46	3,920
Sempra	59	5,161
Southwest Gas Holdings, Inc.	6	439
Spire Inc.	5	305
Talen Energy Corporation (a)	5	937
The AES Corporation	68	870
The Southern Company	101	8,312
TXNM Energy, Inc.	8	382
UGI Corporation	22	618
Vistra Corp.	31	4,305
WEC Energy Group Inc.	30	2,795
XCEL Energy Inc.	52	3,507
		116,369
Materials 2.2%
Air Products and Chemicals, Inc.	21	6,018
Albemarle Corporation (b)	11	951
Alcoa Corporation	22	838
Amcor Pty Ltd (b)	128	1,207
AptarGroup, Inc.	6	945
Arcadium Lithium PLC (a)	102	525
Ashland Inc.	5	379
ATI Inc. (a)	11	602
Avery Dennison Corporation	7	1,320
Avient Corporation	7	287
Axalta Coating Systems Ltd. (a)	19	650
Balchem Corporation	3	556
Ball Corporation	29	1,592
Berry Global Group, Inc.	11	706
Cabot Corporation	5	466
Carpenter Technology Corporation	5	806
Celanese Corporation - Class A	10	692
CF Industries Holdings, Inc.	15	1,291
Cleveland-Cliffs Inc. (a)	45	419
Commercial Metals Company	11	565
Corteva, Inc.	65	3,676
CRH Public Limited Company	63	5,836
Crown Holdings, Inc.	11	920
Dow Inc.	63	2,535
DuPont de Nemours, Inc.	38	2,888
Eagle Materials Inc.	3	763
Eastman Chemical Company	11	1,002
Ecolab Inc.	24	5,555
Element Solutions Inc.	21	536
FMC Corporation	11	528
Freeport-McMoRan Inc.	131	4,974
Graphic Packaging Holding Company	29	786
H.B. Fuller Company	6	404
Hecla Mining Company	52	256
Huntsman Corporation	19	346
International Flavors & Fragrances Inc.	24	2,056
International Paper Company	32	1,733
Knife River Corporation (a)	5	480
Linde Public Limited Company	43	18,081
Louisiana-Pacific Corporation (W VA)	6	603
LyondellBasell Industries N.V. - Class A	24	1,811
Martin Marietta Materials, Inc.	6	2,900
Mosaic Company, The	29	710
NewMarket Corporation	1	312
Newmont Corporation	104	3,886
Nucor Corporation	22	2,539
Olin Corporation	10	341
Packaging Corporation of America	8	1,893
PPG Industries, Inc.	22	2,650
Reliance, Inc.	5	1,388
Royal Gold, Inc.	6	849
RPM International Inc.	12	1,517
Scotts Miracle-Gro Company, The	3	198
Sealed Air Corporation	13	455
Sensient Technologies Corporation	4	309
Sherwin-Williams Company, The	22	7,320
Silgan Holdings Inc.	7	358
Smurfit Westrock Public Limited Company	46	2,482
Sonoco Products Company	10	496
Southern Copper Corporation	8	762
Steel Dynamics, Inc.	14	1,589
Summit Materials, Inc. - Class A (a)	12	596
Sylvamo Corporation	2	193
United States Steel Corporation	21	706
Vulcan Materials Company	12	3,076
Warrior Met Coal, Inc.	3	180
Westlake Corporation	4	408
		114,697
Total Common Stocks (cost $3,727,426)		5,122,912
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.36% (c) (e)	11,959	11,959
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.46% (c) (e)	7,221	7,221
Total Short Term Investments (cost $19,180)		19,180
Total Investments 100.2% (cost $3,746,606)		5,142,092
Other Derivative Instruments (0.0)%		(42)
Other Assets and Liabilities, Net (0.2)%		(7,674)
Total Net Assets 100.0%		5,134,376

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	4,465	—	1,153	138	274	1,608	5,194	0.1
Jackson Financial Inc. - Class A	495	—	278	22	115	184	516	—
JNL Government Money Market Fund, 4.46% - Class SL	3,708	115,791	112,278	246	—	—	7,221	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	4,199	829,004	821,244	1,270	—	—	11,959	0.2
	12,867	944,795	934,953	1,676	389	1,792	24,890	0.5

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	284	303	—

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	17	March 2025	2,033	5	(121)
S&P 500 Index	51	March 2025	15,692	(47)	(556)
				(42)	(677)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	5,122,912	—	—	5,122,912
Short Term Investments	19,180	—	—	19,180
	5,142,092	—	—	5,142,092
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(677)	—	—	(677)
	(677)	—	—	(677)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 98.8%
Utilities 92.2%
ALLETE, Inc.	24	1,557
Alliant Energy Corporation	106	6,285
Ameren Corporation	111	9,890
American Electric Power Company, Inc.	222	20,459
American States Water Company	15	1,202
American Water Works Company, Inc.	81	10,105
Atmos Energy Corporation	65	9,004
Avista Corporation	33	1,194
Black Hills Corporation	29	1,685
California Water Service Group	24	1,090
CenterPoint Energy, Inc.	266	8,453
Clearway Energy, Inc. - Class A	14	335
Clearway Energy, Inc. - Class C	34	895
CMS Energy Corporation	124	8,281
Consolidated Edison, Inc.	144	12,841
Constellation Energy Group, Inc.	130	29,110
Dominion Energy, Inc.	349	18,788
DTE Energy Company	86	10,372
Duke Energy Corporation	321	34,616
Edison International	160	12,766
Entergy Corporation	176	13,328
Essential Utilities, Inc.	104	3,783
Evergy, Inc.	96	5,888
Eversource Energy	149	8,556
Exelon Corporation	415	15,620
FirstEnergy Corp.	212	8,421
IDACORP, Inc.	22	2,414
MGE Energy, Inc.	15	1,418
New Jersey Resources Corporation	41	1,907
NextEra Energy, Inc.	854	61,255
NiSource Inc.	194	7,146
NorthWestern Corporation	24	1,285
NRG Energy, Inc.	87	7,825
OGE Energy Corp.	84	3,454
One Gas, Inc.	22	1,508
Ormat Technologies, Inc.	22	1,514
Otter Tail Corporation	17	1,276
PG&E Corporation	913	18,421
Pinnacle West Capital Corporation	47	4,002
Portland General Electric Company	43	1,860
PPL Corporation	307	9,975
Public Service Enterprise Group Incorporated	208	17,534
Sempra	262	23,013
Southwest Gas Holdings, Inc.	23	1,636
Spire Inc.	24	1,624
Talen Energy Corporation (a)	19	3,867
The AES Corporation	297	3,816
The Southern Company	455	37,427
TXNM Energy, Inc.	38	1,854
UGI Corporation	87	2,455
Vistra Corp.	141	19,406
WEC Energy Group Inc.	131	12,354
XCEL Energy Inc.	239	16,163
		520,933
Industrials 6.6%
GE Vernova Inc.	114	37,583
Total Common Stocks (cost $521,669)		558,516
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	1,557	1,557
Total Short Term Investments (cost $1,557)		1,557
Total Investments 99.1% (cost $523,226)		560,073
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net 0.9%		5,202
Total Net Assets 100.0%		565,270

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	1,187	209,042	208,672	142	—	—	1,557	0.3
JNL Government Money Market Fund, 4.46% - Class SL	16	11,440	11,456	21	—	—	—	—
	1,203	220,482	220,128	163	—	—	1,557	0.3

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	32	March 2025	2,482	(5)	(19)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	558,516	—	—	558,516
Short Term Investments	1,557	—	—	1,557
	560,073	—	—	560,073
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(19)	—	—	(19)
	(19)	—	—	(19)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 99.0%
United States of America 73.3%
3M Company	4	467
Abbott Laboratories	11	1,271
AbbVie Inc.	11	2,032
Accenture Public Limited Company - Class A	4	1,432
Adobe Inc. (a)	3	1,271
Advanced Micro Devices, Inc. (a)	10	1,263
AFLAC Incorporated	3	336
Agilent Technologies, Inc.	2	245
Air Products and Chemicals, Inc.	1	423
Airbnb, Inc. - Class A (a)	3	358
Akamai Technologies, Inc. (a)	1	93
Albemarle Corporation (b)	1	68
Alexandria Real Estate Equities, Inc.	1	92
Align Technology, Inc. (a)	—	103
Allegion Public Limited Company	1	76
Alliant Energy Corporation	2	100
Allstate Corporation, The	2	325
Alnylam Pharmaceuticals, Inc. (a)	1	192
Alphabet Inc. - Class A	38	7,190
Alphabet Inc. - Class C	34	6,395
Altria Group, Inc.	11	583
Amazon.com, Inc. (a)	62	13,546
Ameren Corporation	2	156
American Electric Power Company, Inc.	3	311
American Express Company	4	1,060
American Financial Group, Inc.	—	60
American International Group, Inc.	4	293
American Tower Corporation	3	562
American Water Works Company, Inc.	1	156
Ameriprise Financial, Inc.	1	338
AMETEK, Inc.	1	266
Amgen Inc.	3	909
Amphenol Corporation - Class A	8	538
Analog Devices, Inc.	3	683
Annaly Capital Management, Inc.	3	64
ANSYS, Inc. (a)	1	196
AON Public Limited Company - Class A	1	506
Apollo Global Management, Inc.	3	430
Apple Inc.	98	24,591
Applied Materials, Inc.	5	879
AppLovin Corporation - Class A (a)	1	437
Arch Capital Group Ltd.	2	223
Archer-Daniels-Midland Company	3	151
Ares Management Corporation - Class A	1	215
Arista Networks, Inc. (a)	7	742
Arthur J. Gallagher & Co.	2	434
Aspen Technology, Inc. (a)	—	49
AT&T Inc.	47	1,064
Atmos Energy Corporation	1	131
Autodesk, Inc. (a)	1	410
Automatic Data Processing, Inc.	3	772
AutoZone, Inc. (a)	—	362
AvalonBay Communities, Inc.	1	195
Avantor, Inc. (a)	4	90
Avery Dennison Corporation	—	92
Axon Enterprise, Inc. (a)	—	276
Baker Hughes Company - Class A	6	261
Ball Corporation	2	108
Bank of America Corporation	43	1,907
Bank of New York Mellon Corporation, The (c)	5	369
Baxter International Inc.	3	101
Becton, Dickinson and Company	2	425
Bentley Systems, Incorporated - Class B	1	48
Berkshire Hathaway Inc. - Class B (a)	12	5,302
Best Buy Co., Inc.	1	104
Biogen Inc. (a)	1	146
BioMarin Pharmaceutical Inc. (a)	1	83
Bio-Techne Corporation	1	71
BlackRock, Inc.	1	925
Blackstone Inc. - Class A	5	810
Block, Inc. - Class A (a)	4	301
Boeing Company, The (a)	5	859
Booking Holdings Inc.	—	1,078
Booz Allen Hamilton Holding Corporation - Class A	1	112
Boston Scientific Corporation (a)	10	849
Bristol-Myers Squibb Company	13	747
Broadcom Inc.	30	6,907
Broadridge Financial Solutions, Inc.	1	175
Brookfield Infrastructure Corporation - Class A (b)	1	19
Brown & Brown, Inc.	2	162
Brown-Forman Corporation - Class A	—	14
Brown-Forman Corporation - Class B	2	67
Builders FirstSource, Inc. (a)	1	113
Bunge Limited	1	69
Burlington Stores, Inc. (a)	—	123
BXP, Inc.	1	72
Cadence Design Systems, Inc. (a)	2	532
Camden Property Trust	1	76
Campbell's Company, The	1	50
Capital One Financial Corporation	2	437
Cardinal Health, Inc.	2	188
CarMax, Inc. (a)	1	88
Carnival Corporation (a)	7	168
Carrier Global Corporation	5	368
Carvana Co. - Class A (a)	1	157
Caterpillar Inc.	3	1,122
CBRE Group, Inc. - Class A (a)	2	262
CDW Corp.	1	153
Celanese Corporation - Class A	1	48
Cencora, Inc.	1	248
Centene Corporation (a)	3	203
CenterPoint Energy, Inc.	4	135
CF Industries Holdings, Inc.	1	106
Charles Schwab Corporation, The	9	689
Cheniere Energy, Inc.	1	317
Chevron Corporation	11	1,561
Chipotle Mexican Grill, Inc. (a)	9	535
Chubb Limited	2	669
Church & Dwight Co., Inc.	2	172
Cincinnati Financial Corporation	1	149
Cintas Corporation	2	405
Cisco Systems, Inc.	26	1,534
Citigroup Inc.	12	868
Citizens Financial Group, Inc.	3	129
Cloudflare, Inc. - Class A (a)	2	216
CME Group Inc. - Class A	2	546
CMS Energy Corporation	2	131
Coca-Cola Company, The	25	1,587
Cognizant Technology Solutions Corporation - Class A	3	254
Coinbase Global, Inc. - Class A (a)	1	327
Colgate-Palmolive Company	5	488
Comcast Corporation - Class A	25	941
Conagra Brands, Inc.	3	79
ConocoPhillips	9	845
Consolidated Edison, Inc.	2	199
Constellation Brands, Inc. - Class A	1	232
Constellation Energy Group, Inc.	2	452
Cooper Companies, Inc., The (a)	1	124
Copart, Inc. (a)	6	328
Corebridge Financial, Inc.	1	43
Corning Incorporated	5	236
Corpay Inc (a)	—	152
Corteva, Inc.	5	257
CoStar Group, Inc. (a)	3	192
Costco Wholesale Corporation	3	2,641
Coterra Energy Inc.	5	125
CrowdStrike Holdings, Inc. - Class A (a)	1	511
Crown Castle Inc.	3	255
Crown Holdings, Inc.	1	71
CSX Corporation	13	408
Cummins Inc.	1	306
CVS Health Corporation	8	361
D.R. Horton, Inc.	2	269
Danaher Corporation	4	959
Darden Restaurants, Inc.	1	151

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Datadog, Inc. - Class A (a)	2	277
Dayforce, Inc. (a)	1	65
Deckers Outdoor Corporation (a)	1	206
Deere & Company	2	686
Dell Technologies Inc. - Class C	2	232
Delta Air Lines, Inc.	4	248
Devon Energy Corporation	4	140
DexCom, Inc. (a)	3	203
Diamondback Energy, Inc.	1	197
Digital Realty Trust, Inc.	2	373
Discover Financial Services	2	277
DocuSign, Inc. (a)	1	120
Dollar General Corporation	1	101
Dollar Tree, Inc. (a)	1	100
Dominion Energy, Inc.	5	291
Domino's Pizza, Inc.	—	92
DoorDash, Inc. - Class A (a)	2	391
Dover Corporation	1	169
Dow Inc.	5	185
DTE Energy Company	1	159
Duke Energy Corporation	5	538
DuPont de Nemours, Inc.	3	201
Dynatrace, Inc. (a)	2	99
East West Bancorp, Inc.	1	92
Eastman Chemical Company	1	74
Eaton Corporation Public Limited Company	3	863
eBay Inc.	3	194
Ecolab Inc.	2	384
Edison International	3	206
Edwards Lifesciences Corporation (a)	4	294
Electronic Arts Inc.	2	228
Elevance Health, Inc.	2	557
Eli Lilly and Company	5	4,024
Emerson Electric Co.	4	461
Enphase Energy, Inc. (a)	1	62
Entegris, Inc.	1	98
Entergy Corporation	3	200
EOG Resources, Inc.	4	452
EPAM Systems, Inc. (a)	—	91
EQT Corporation	4	161
Equifax Inc.	1	196
Equinix, Inc.	1	586
Equitable Holdings, Inc.	2	99
Equity Lifestyle Properties, Inc.	1	79
Equity Residential	2	155
Essex Property Trust, Inc.	—	114
Everest Group, Ltd.	—	102
Evergy, Inc.	2	99
Eversource Energy	2	133
Exact Sciences Corporation (a)	1	63
Exelon Corporation	7	248
Expedia Group, Inc. (a)	1	153
Expeditors International of Washington, Inc. - Class A	1	106
Extra Space Storage Inc.	1	210
Exxon Mobil Corporation	29	3,071
F5, Inc. (a)	—	87
FactSet Research Systems Inc.	—	123
Fair Isaac Corporation (a)	—	317
Fastenal Company	4	275
FedEx Corporation	1	412
Ferguson Enterprises Inc.	1	230
Fidelity National Financial, Inc. - Class A	2	95
Fidelity National Information Services, Inc.	3	280
Fifth Third Bancorp	4	186
First Citizens BancShares, Inc. - Class A	—	146
First Solar, Inc. (a)	1	110
FirstEnergy Corp.	3	126
Fiserv, Inc. (a)	4	758
Flex Ltd. (a)	3	101
Ford Motor Company	25	245
Former Charter Communications Parent, Inc. - Class A (a)	1	212
Fortinet, Inc. (a)	4	400
Fortive Corporation	2	173
Fox Corporation - Class A	1	67
Fox Corporation - Class B	1	40
Franklin Resources, Inc.	2	38
Freeport-McMoRan Inc.	9	350
Garmin Ltd.	1	207
Gartner, Inc. (a)	1	248
GE HealthCare Technologies Inc.	3	199
GE Vernova Inc.	2	585
Gen Digital Inc.	4	97
General Dynamics Corporation	2	421
General Electric Company	7	1,169
General Mills, Inc.	4	236
General Motors Company	7	390
Genuine Parts Company	1	99
Gilead Sciences, Inc.	8	754
Global Payments Inc.	2	179
GoDaddy Inc. - Class A (a)	1	167
Goldman Sachs Group, Inc., The	2	1,171
Halliburton Company	6	161
Hartford Financial Services Group, Inc. , The	2	202
HCA Healthcare, Inc.	1	360
Healthpeak OP, LLC	5	91
HEICO Corporation	—	67
HEICO Corporation - Class A	1	94
Hess Corporation	2	246
Hewlett Packard Enterprise Company	9	182
Hilton Worldwide Holdings Inc.	2	378
Hologic, Inc. (a)	2	112
Home Depot, Inc., The	6	2,504
Honeywell International Inc.	4	963
Hormel Foods Corporation	2	57
Host Hotels & Resorts, Inc.	5	83
Howmet Aerospace Inc.	3	291
HP, Inc.	6	210
Hubbell Incorporated	—	150
HubSpot, Inc. (a)	—	232
Humana Inc.	1	200
Huntington Bancshares Incorporated	9	154
IDEX Corporation	—	94
IDEXX Laboratories, Inc. (a)	1	227
Illinois Tool Works Inc.	2	484
Illumina, Inc. (a)	1	141
Incyte Corporation (a)	1	77
Ingersoll Rand Inc.	3	236
Insulet Corporation (a)	—	117
Intel Corporation	28	554
Intercontinental Exchange, Inc.	4	560
International Business Machines Corporation	6	1,325
International Flavors & Fragrances Inc.	2	143
International Paper Company	2	121
Intuit Inc.	2	1,146
Intuitive Surgical, Inc. (a)	2	1,196
Invitation Homes Inc.	4	113
IQVIA Holdings Inc (a)	1	241
Iron Mountain Incorporated	2	195
J. M. Smucker Company, The	1	73
J.B. Hunt Transport Services, Inc.	1	88
Jack Henry & Associates, Inc.	1	89
Jacobs Solutions Inc.	1	112
James Hardie Industries Public Limited Company - CHESS	3	83
Johnson & Johnson	16	2,261
Johnson Controls International Public Limited Company	4	342
JPMorgan Chase & Co.	18	4,391
Juniper Networks, Inc.	2	78
Kellanova	2	143
Kenvue Inc.	11	237
Keurig Dr Pepper Inc.	7	223
KeyCorp	6	101
Keysight Technologies, Inc. (a)	1	183
Kimberly-Clark Corporation	2	285
Kimco Realty OP, LLC	5	107
Kinder Morgan, Inc.	13	351
KKR & Co. Inc. - Class A	4	636

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
KLA Corporation	1	548
Kraft Heinz Company, The	6	176
Kroger Co., The	4	274
L3Harris Technologies, Inc.	1	260
Labcorp Holdings Inc.	1	123
Lam Research Corporation	8	611
Lamb Weston Holdings, Inc.	1	61
Las Vegas Sands Corp.	3	132
Leidos Holdings, Inc.	1	117
Lennar Corporation - Class A	2	206
Lennar Corporation - Class B	—	14
Lennox International Inc.	—	127
Liberty Media Corporation - Series A (a)	—	5
Liberty Media Corporation - Series C (a)	1	131
Linde Public Limited Company	3	1,303
Lineage, Inc.	—	28
Live Nation Entertainment, Inc. (a)	1	131
Lockheed Martin Corporation	1	674
Loews Corporation	1	110
Lowe`s Companies, Inc.	4	913
LPL Financial Holdings Inc.	—	161
LyondellBasell Industries N.V. - Class A	2	130
M&T Bank Corporation	1	199
Marathon Petroleum Corporation	2	289
Markel Group Inc. (a)	—	143
Marriott International, Inc. - Class A	2	425
Marsh & Mclennan Companies, Inc.	3	681
Martin Marietta Materials, Inc.	—	213
Marvell Technology, Inc.	6	612
Masco Corporation	1	106
MasterCard Incorporated - Class A	5	2,788
McCormick & Company, Incorporated	2	119
McDonald's Corporation	5	1,345
McKesson Corporation	1	479
Medtronic, Inc.	8	661
Merck & Co., Inc.	16	1,638
Meta Platforms, Inc. - Class A	14	8,305
MetLife, Inc.	4	310
Mettler-Toledo International Inc. (a)	—	173
MGM Resorts International (a)	2	55
Microchip Technology Incorporated	4	201
Micron Technology, Inc.	7	604
Microsoft Corporation	48	20,390
MicroStrategy Incorporated - Class A (a)	1	330
Mid-America Apartment Communities, Inc.	1	118
Moderna, Inc. (a)	2	92
Molina Healthcare, Inc. (a)	—	107
Molson Coors Beverage Company - Class B	1	58
Mondelez International, Inc. - Class A	9	523
MongoDB, Inc. - Class A (a)	—	102
Monolithic Power Systems, Inc.	—	182
Monster Beverage 1990 Corporation (a)	5	243
Moody's Corporation	1	479
Morgan Stanley	8	1,020
Motorola Solutions, Inc.	1	495
MSCI Inc. - Class A	1	304
Nasdaq, Inc.	3	195
NetApp, Inc.	1	155
Netflix, Inc. (a)	3	2,485
Neurocrine Biosciences, Inc. (a)	1	92
Newmont Corporation	7	273
News Corporation - Class A	2	62
News Corporation - Class B	1	25
NextEra Energy, Inc.	13	960
NIKE, Inc. - Class B	8	586
NiSource Inc.	3	115
Norfolk Southern Corporation	1	348
Northern Trust Corporation	1	133
Northrop Grumman Corporation	1	447
NRG Energy, Inc.	1	116
Nucor Corporation	2	182
NVIDIA Corporation	154	20,634
NVR, Inc. (a)	—	155
Occidental Petroleum Corporation	4	205
Okta, Inc. - Class A (a)	1	78
Old Dominion Freight Line, Inc.	1	214
Omnicom Group Inc.	1	108
On Semiconductor Corporation (a)	3	179
ONEOK, Inc.	4	387
Oracle Corporation	10	1,745
O'Reilly Automotive, Inc. (a)	—	443
Otis Worldwide Corporation	3	242
Owens Corning	1	100
PACCAR Inc	3	352
Packaging Corporation of America	1	130
Palantir Technologies Inc. - Class A (a)	13	978
Palo Alto Networks, Inc. (a)	4	777
Parker-Hannifin Corporation	1	536
Paychex, Inc.	2	294
Paycom Software, Inc.	—	69
PayPal Holdings, Inc. (a)	7	563
PepsiCo, Inc.	9	1,355
Pfizer Inc.	37	977
PG&E Corporation	14	282
Philip Morris International Inc.	10	1,207
Phillips 66	3	306
Pinterest, Inc. - Class A (a)	4	114
Pool Corporation	—	88
PPG Industries, Inc.	2	182
PPL Corporation	5	165
Principal Financial Group, Inc.	1	113
Procter & Gamble Company, The	15	2,570
ProLogis Inc.	6	637
Prudential Financial, Inc.	2	283
PTC Inc. (a)	1	138
Public Service Enterprise Group Incorporated	3	269
Public Storage Operating Company	1	313
PulteGroup, Inc.	1	151
Qualcomm Incorporated	7	1,121
Quanta Services, Inc.	1	296
Quest Diagnostics Incorporated	1	101
Raymond James Financial, Inc.	1	186
Realty Income Corporation	6	302
Regency Centers Corporation	1	80
Regeneron Pharmaceuticals, Inc. (a)	1	480
Regions Financial Corporation	6	139
Reinsurance Group of America, Incorporated	—	90
Republic Services, Inc.	1	268
ResMed Inc.	1	224
Revvity, Inc.	1	95
Roblox Corporation - Class A (a)	3	199
Rockwell Automation, Inc.	1	208
Rollins, Inc.	2	93
Roper Technologies, Inc.	1	355
Ross Stores, Inc.	2	321
Royal Caribbean Cruises Ltd.	2	370
Royalty Pharma PLC - Class A	3	65
RTX Corporation	9	990
S&P Global Inc.	2	1,004
Salesforce, Inc.	6	2,011
SBA Communications Corporation - Class A	1	142
Schlumberger Limited	9	363
Seagate Technology Holdings Public Limited Company	1	112
Sempra	4	366
ServiceNow, Inc. (a)	1	1,417
Sherwin-Williams Company, The	2	516
Simon Property Group, Inc.	2	342
Skyworks Solutions, Inc.	1	91
Snap Inc. - Class A (a)	6	68
Snap-on Incorporated	—	112
Snowflake Inc. - Class A (a)	2	332
Southwest Airlines Co.	4	135
SS&C Technologies Holdings, Inc.	1	110
Stanley Black & Decker, Inc.	1	87
Starbucks Corporation	7	671
State Street Corporation	2	185
Steel Dynamics, Inc.	1	113
Steris Public Limited Company	1	132
Stryker Corporation	2	834

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Sun Communities, Inc.	1	96
Super Micro Computer, Inc. (a) (b)	3	101
Synchrony Financial	3	168
Synopsys, Inc. (a)	1	486
Sysco Corporation	3	251
T. Rowe Price Group, Inc.	1	162
Take-Two Interactive Software, Inc. (a)	1	189
Targa Resources Corp.	1	252
Target Corporation	3	411
Te Connectivity Public Limited Company	2	276
Teledyne Technologies Incorporated (a)	—	141
Teradyne, Inc.	1	124
Tesla Inc. (a)	18	7,335
Texas Instruments Incorporated	6	1,110
Texas Pacific Land Corporation	—	137
Textron Inc.	1	97
The AES Corporation	4	56
The Carlyle Group, Inc.	2	77
The Cigna Group	2	504
The Clorox Company	1	122
The Estee Lauder Companies Inc. - Class A	2	118
The Hershey Company	1	167
The Interpublic Group of Companies, Inc.	3	72
The PNC Financial Services Group, Inc.	3	494
The Progressive Corporation	4	910
The Southern Company	7	582
Thermo Fisher Scientific Inc.	2	1,291
TJX Companies, Inc., The	7	886
T-Mobile US, Inc.	3	698
Tractor Supply Company	3	183
Trade Desk, Inc., The - Class A (a)	3	342
Trane Technologies Public Limited Company	1	541
TransDigm Group Incorporated	—	460
TransUnion	1	115
Travelers Companies, Inc. , The	1	358
Trimble Inc. (a)	2	118
Truist Financial Corporation	9	379
Twilio Inc. - Class A (a)	1	104
Tyler Technologies, Inc. (a)	—	160
Tyson Foods, Inc. - Class A	2	102
U.S. Bancorp	10	477
Uber Technologies, Inc. (a)	14	826
UDR, Inc.	2	87
Ulta Beauty, Inc. (a)	—	139
Union Pacific Corporation	4	892
United Airlines Holdings, Inc. (a)	2	209
United Parcel Service, Inc. - Class B	5	596
United Rentals, Inc.	—	301
UnitedHealth Group Incorporated	6	3,022
Universal Health Services, Inc. - Class B	—	69
Universal Music Group N.V.	6	161
Valero Energy Corporation	2	254
Veeva Systems Inc. - Class A (a)	1	197
Ventas, Inc.	3	162
Veralto Corporation	1	147
VeriSign, Inc. (a)	1	114
Verisk Analytics, Inc.	1	262
Verizon Communications Inc.	27	1,093
Vertex Pharmaceuticals Incorporated (a)	2	673
Vertiv Holdings Co - Class A	2	271
Viatris Inc.	7	92
VICI Properties Inc.	7	197
Visa Inc. - Class A	11	3,559
Vistra Corp.	2	303
Vulcan Materials Company	1	218
W. R. Berkley Corporation	2	115
W.P. Carey Inc.	1	76
W.W. Grainger, Inc.	—	305
Walmart Inc.	28	2,544
Walt Disney Company, The	12	1,317
Warner Bros. Discovery, Inc. - Series A (a)	14	150
Waste Connections, Inc.	2	291
Waste Management, Inc.	2	478
Waters Corporation (a)	—	139
Watsco, Inc.	—	105
WEC Energy Group Inc.	2	189
Wells Fargo & Company	22	1,521
Welltower Inc.	4	505
West Pharmaceutical Services, Inc.	—	153
Western Digital Corporation (a)	2	131
Westinghouse Air Brake Technologies Corporation	1	217
Westlake Corporation	—	27
Weyerhaeuser Company	5	133
Williams Companies, Inc., The	8	421
Willis Towers Watson Public Limited Company	1	201
Workday, Inc. - Class A (a)	1	352
XCEL Energy Inc.	4	247
Xylem Inc.	2	185
Yum! Brands, Inc.	2	247
Zebra Technologies Corporation - Class A (a)	—	137
Zillow Group, Inc. - Class A (a)	—	18
Zillow Group, Inc. - Class C (a)	1	88
Zimmer Biomet Holdings, Inc.	1	141
Zoetis Inc. - Class A	3	481
Zoom Communications, Inc. - Class A (a)	1	120
Zscaler, Inc. (a)	1	111
		330,576
Japan 5.6%
ABC-Mart, Inc.	1	16
Advantest Corporation	5	270
AEON Co., Ltd.	5	127
AGC Inc. (b)	1	35
Aisin Corporation	4	43
Ajinomoto Co., Inc.	3	118
ANA Holdings Inc.	1	18
Asahi Group Holdings, Ltd.	10	100
Asahi Kasei Corporation	10	65
ASICS Corporation	5	100
Astellas Pharma Inc.	12	115
Bandai Namco Holdings Inc.	5	107
Bridgestone Corporation (b)	4	135
Brother Industries, Ltd.	2	29
Canon Inc.	6	205
Capcom Co., Ltd.	2	44
Central Japan Railway Company	6	115
Chubu Electric Power Co., Ltd.	5	55
Chugai Pharmaceutical Co., Ltd.	4	194
Concordia Financial Group, Ltd.	9	48
Dai Nippon Printing Co., Ltd.	3	47
Daifuku Co., Ltd.	2	41
Dai-ichi Life Holdings, Inc.	6	168
Daiichi Sankyo Company, Limited	12	342
Daikin Industries, Ltd.	2	223
Daito Trust Construction Co., Ltd.	—	45
Daiwa House Industry Co., Ltd	5	138
Daiwa Securities Group Inc.	9	57
DENSO Corporation	14	196
DISCO Corporation	1	159
East Japan Railway Company	7	129
Eisai Co., Ltd.	2	44
ENEOS Holdings, Inc.	19	102
FANUC Corporation	6	154
Fast Retailing Co., Ltd.	1	371
Fuji Electric Co., Ltd.	1	54
FUJIFILM Holdings Corporation	8	168
Fujikura Ltd.	2	66
Fujitsu Limited	11	193
Hankyu Hanshin Holdings, Inc.	2	44
Hikari Tsushin,Inc.	—	22
Hitachi Construction Machinery Co., Ltd.	1	15
Hitachi, Ltd.	29	713
Honda Motor Co., Ltd.	28	272
Hoshizaki Corporation (b)	1	32
Hoya Corporation	2	284
Hulic Co., Ltd. (b)	3	29
Idemitsu Kosan Co., Ltd.	6	39
Inpex Corporation (b)	6	70
Isuzu Motors Limited	4	56
ITOCHU Corporation	9	439

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Japan Airlines Co., Ltd.	1	16
Japan Exchange Group, Inc.	7	80
Japan Post Bank Co., Ltd.	9	89
Japan Post Holdings Co., Ltd.	10	98
Japan Post Insurance Co., Ltd.	1	17
Japan Real Estate Investment Corporation	—	31
Japan Tobacco Inc.	7	178
JFE Holdings, Inc.	4	44
Kajima Corporation	3	58
Kao Corporation (b)	3	125
Kawasaki Heavy Industries, Ltd.	1	50
Kawasaki Kisen Kaisha, Ltd.	3	43
KDDI Corporation	10	310
Keyence Corporation	1	488
Kikkoman Corporation	6	61
Kirin Holdings Company, Limited	6	74
Kobe Bussan Co., Ltd.	1	18
Komatsu Ltd.	6	164
Konami Holdings Corporation	1	47
Kubota Corporation (b)	8	88
KYOCERA Corporation	10	95
Kyowa Kirin Co., Ltd. (b)	2	27
Lasertec Co., Ltd. (b)	1	47
LY Corporation	18	47
M3, Inc.	3	25
Makita Corporation	2	55
Marubeni Corporation	11	167
MatsukiyoCocokara & Co.	3	39
McDonald's Holdings Company (Japan), Ltd. (b)	1	20
Meiji Holdings Co., Ltd.	2	41
Minebeamitsumi Inc.	2	31
Mitsubishi Chemical Group Corporation	10	49
Mitsubishi Corporation	25	407
Mitsubishi Electric Corporation	14	229
Mitsubishi Estate Co., Ltd.	8	114
Mitsubishi HC Capital Inc.	5	35
Mitsubishi Heavy Industries, Ltd.	22	305
Mitsubishi UFJ Financial Group Inc	76	894
Mitsui & Co., Ltd.	19	395
Mitsui Fudosan Co., Ltd.	18	145
Mitsui O.S.K. Lines, Ltd.	3	87
Mizuho Bank, Ltd. (b)	2	36
Mizuho Financial Group, Inc.	17	407
MonotaRO Co., Ltd. (b)	2	26
MS&AD Insurance Group Holdings, Inc.	9	188
Murata Manufacturing Co., Ltd.	12	199
Nec Corporation	2	146
NEXON Co., Ltd.	2	33
Nidec Corporation	7	122
Nintendo Co., Ltd.	7	402
Nippon Building Fund Inc. (b)	—	43
Nippon Paint Holdings Co., Ltd.	7	46
Nippon Sanso Holdings Corporation	1	33
Nippon Steel Corporation	7	131
Nippon Telegraph and Telephone Corporation	191	191
Nippon Yusen Kabushiki Kaisha	3	97
Nissan Chemical Corporation	1	31
Nissan Motor Co., Ltd. (b)	13	39
Nissin Food Holdings Co., Ltd.	2	36
Niterra Co., Ltd.	1	45
Nitori Holdings Co., Ltd.	1	59
Nitto Denko Corporation	4	67
Nomura Holdings, Inc.	20	115
Nomura Research Institute, Ltd.	3	82
NTT DATA Corporation	4	72
Obayashi Corporation	5	65
OBIC Co., Ltd.	2	57
Olympus Corporation	8	116
OMRON Corporation	1	43
Ono Pharmaceutical Co., Ltd.	3	35
Oracle Corporation Japan	—	19
Oriental Land Co., Ltd.	7	156
ORIX Corporation	7	159
Osaka Gas Co., Ltd.	3	66
Otsuka Corporation (b)	2	37
Otsuka Holdings Co., Ltd. (b)	3	168
Pan Pacific International Holdings Corporation (b)	4	98
Panasonic Holdings Corporation	14	148
Rakuten Group, Inc.	10	54
Recruit Holdings Co., Ltd.	10	669
Renesas Electronics Corporation	10	125
Resona Holdings, Inc.	14	103
Ricoh Company, Ltd.	4	49
SBI Holdings, Inc.	2	45
SCREEN Holdings Co., Ltd.	1	35
SCSK Corporation	1	19
Secom Co., Ltd.	3	88
Seiko Epson Corporation.	2	31
Sekisui Chemical Co., Ltd.	3	53
Sekisui House, Ltd.	4	95
Seven & I Holdings Co., Ltd.	15	241
SG Holdings Co., Ltd.	2	23
Shimadzu Corporation	2	53
Shimano Inc. (b)	1	67
Shimizu Corporation	4	33
Shin-Etsu Chemical Co., Ltd.	13	434
Shionogi & Co., Ltd.	6	84
Shiseido Company, Limited (b)	3	47
SMC Corporation	—	117
SoftBank Corp.	187	235
SoftBank Group Corp	6	354
Sompo Holdings, Inc.	6	163
Sony Group Corporation	39	826
Square Enix Holdings Co., Ltd.	—	16
Subaru Corporation.	4	74
Sumitomo Corporation	8	164
Sumitomo Electric Industries, Ltd.	5	93
Sumitomo Metal Mining Co., Ltd.	2	34
Sumitomo Mitsui Financial Group, Inc.	25	598
Sumitomo Mitsui Trust Group, Inc.	5	117
Sumitomo Realty & Development Co., Ltd.	3	99
Suntory Beverage & Food Limited (b)	1	29
Suzuki Motor Corporation	12	130
Sysmex Corporation	4	73
T&D Holdings, Inc.	3	57
Taisei Corporation	1	54
Takeda Pharmaceutical Co Ltd	10	277
TDK Corporation	13	162
Terumo Corporation	10	188
The Chiba Bank, Ltd.	5	39
The Kansai Electric Power Company, Incorporated	5	57
TIS Inc.	1	33
Toho Co., Ltd.	1	23
Tokio Marine Holdings, Inc.	13	464
Tokyo Century Corporation	1	12
Tokyo Electric Power Company Holdings, Inc. (a)	3	8
Tokyo Electron Limited	3	435
Tokyo Gas Co., Ltd.	3	69
Tokyu Corporation	4	40
TOPPAN Holdings Inc.	2	45
Toray Industries, Inc.	12	74
TOTO Ltd.	1	26
Toyo Suisan Kaisha, Ltd.	1	48
Toyota Industries Corporation	1	96
Toyota Motor Corporation	74	1,447
Toyota Tsusho Corporation	5	84
Trend Micro Incorporated	1	32
Unicharm Corporation (b)	8	62
West Japan Railway Company	3	57
Yakult Honsha Co., Ltd.	2	42
Yamaha Motor Co., Ltd. (b)	6	53
Yaskawa Electric Corporation (b)	2	38
Yokogawa Electric Corporation	2	34
Zensho Holdings Co., Ltd.	1	34
ZOZO, Inc.	1	31
		25,388
United Kingdom 3.6%
3I Group PLC	6	289
Admiral Group PLC	1	43
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Anglo American PLC	8	237
Ashtead Group Public Limited Company	3	178
Associated British Foods PLC	2	51
AstraZeneca PLC	10	1,313
Auto Trader Group PLC	6	64
Aviva PLC	18	106
B&M European Value Retail S.A.	6	26
BAE Systems PLC	20	285
Barclays PLC	97	325
Barratt Redrow PLC	9	49
BP P.L.C.	91	449
British American Tobacco P.L.C.	13	465
BT Group PLC (b)	38	68
Bunzl Public Limited Company	2	86
Centrica PLC	32	54
CNH Industrial N.V.	5	56
Coca-Cola Europacific Partners PLC	1	108
Compass Group PLC	11	366
Convatec Group PLC (d)	11	30
Croda International Public Limited Company	1	40
CVC Capital Partners PLC (a) (b)	5	116
Diageo PLC	15	465
DS Smith PLC	9	63
Entain PLC	4	34
Experian PLC	6	253
Fiat Chrysler Automobiles N.V.	13	171
Flutter Entertainment Public Limited Company (a)	1	267
GSK PLC	26	443
Haleon PLC	44	208
Halma Public Limited Company	3	86
Hargreaves Lansdown PLC	2	23
Hikma Pharmaceuticals Public Limited Company	1	30
Hiscox Ltd.	2	32
Howden Joinery Group PLC	4	40
HSBC Holdings PLC	118	1,161
Imperial Brands PLC	6	178
Informa PLC	8	81
InterContinental Hotels Group PLC	1	126
Intermediate Capital Group PLC	2	51
International Consolidated Airlines Group, S.A.	22	83
Intertek Group PLC	1	68
J Sainsbury PLC	12	40
JD Sports Fashion PLC	18	21
Kingfisher PLC	10	32
Land Securities Group PLC	5	34
Legal & General Group PLC	38	110
Lloyds Banking Group PLC	400	274
London Stock Exchange Group PLC	3	438
M&G PLC	13	32
Melrose Industries PLC	8	56
Mondi PLC	3	46
National Grid PLC	32	382
NatWest Group PLC	44	223
Next PLC	1	92
NMC Health PLC (e)	1	—
Pearson PLC	5	74
Pentair Public Limited Company	1	102
Persimmon Public Limited Company	2	34
Phoenix Group Holdings PLC	6	36
Prudential Public Limited Company	18	143
Reckitt Benckiser Group PLC	5	277
Relx PLC	12	552
Rentokil Initial PLC	16	78
Rightmove PLC	4	33
Rio Tinto PLC	7	403
Rolls-Royce Holdings PLC (a)	56	396
Schroders PLC	5	22
SEGRO Public Limited Company	7	63
Severn Trent PLC	2	47
Shell PLC - Class A	40	1,233
Smith & Nephew PLC	5	64
Smiths Group PLC	2	46
Spirax Group PLC	1	44
SSE PLC	7	147
Standard Chartered PLC	12	151
Taylor Wimpey PLC	26	39
Tesco PLC	46	212
The Berkeley Group Holdings PLC	1	32
The Sage Group PLC.	6	96
Unilever PLC	16	917
United Utilities PLC	5	61
Vodafone Group Public Limited Company	133	114
Weir Group PLC(The)	2	48
Whitbread PLC	1	39
Wise PLC - Class A (a)	5	60
WPP 2012 Limited	7	70
		16,080
Canada 3.0%
Agnico Eagle Mines Limited	3	253
Alimentation Couche-Tard Inc.	5	259
AltaGas Ltd.	1	34
ARC Resources Ltd.	4	70
Bank of Montreal	5	457
Bank of Nova Scotia, The	8	421
Banque Nationale Du Canada	2	196
Barrick Gold Corporation	12	180
Brookfield Asset Management Ltd. - Class A	2	135
Brookfield Corporation - Class A	8	471
CAE Inc. (a)	2	53
Cameco Corporation (b)	3	144
Canadian Apartment Properties Real Estate Investment Trust	1	15
Canadian Imperial Bank of Commerce	6	384
Canadian National Railway Company	4	356
Canadian Natural Resources Limited	13	399
Canadian Pacific Kansas City Limited	6	441
Canadian Tire Corporation, Limited - Class A	—	42
Canadian Utilities Limited - Class A	1	22
CCL Industries Inc. - Class B	1	53
Cenovus Energy Inc.	9	132
CGI Inc. - Class A	1	152
Constellation Software Inc.	—	408
Dollarama Inc.	2	172
Emera Incorporated (d)	2	64
Enbridge Inc.	14	603
Fairfax Financial Holdings Limited	—	200
FirstService Corporation	—	48
Fortis Inc.	3	133
Franco-Nevada Corporation	1	138
George Weston Limited	—	63
GFL Environmental Inc.	1	65
Great-West Lifeco Inc.	2	60
Groupe WSP Global Inc.	1	149
Hydro One Limited	2	58
iA Societe Financiere Inc.	1	57
IGM Financial Inc. (b)	1	16
Imperial Oil Limited	1	67
Intact Financial Corporation	1	207
Ivanhoe Mines Ltd - Class A (a) (b)	4	51
Keyera Corp. (d)	2	52
Kinross Gold Corporation	8	75
Les Vetements de Sport Gildan Inc. - Class A	1	48
Loblaw Companies Limited	1	118
Lululemon Athletica Inc. (a)	1	267
Lundin Mining Corporation (b)	5	40
Magna International Inc.	2	71
Manulife Financial Corporation	11	353
Metro Inc. - Class A	1	87
Nutrien Ltd. (b)	3	142
Open Text Corporation	2	51
Pembina Pipeline Corporation	4	140
Power Corporation of Canada (b)	3	105
Quebecor Inc. - Class B (b)	1	26
RB Global, Inc.	1	108
Restaurant Brands International Limited Partnership	2	130
Rogers Communications Inc. - Class B (b)	2	74
Royal Bank of Canada	9	1,108
Saputo Inc.	2	28
Shopify Inc. - Class A (a)	8	829
Stantec Inc.	1	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Sun Life Financial Inc.	4	232
Suncor Energy Inc.	8	300
TC Energy Corporation (b)	7	310
Teck Resources Limited - Class B	3	120
TELUS Corporation	3	41
TFI International Inc.	1	71
Thomson Reuters Corporation	1	148
TMX Group Limited	2	58
Toronto-Dominion Bank, The	12	615
Tourmaline Oil Corp (b)	2	95
West Fraser Timber Co. Ltd.	—	35
Wheaton Precious Metals Corp.	3	169
		13,322
France 2.3%
Aeroports de Paris	—	26
Airbus SE	4	610
Amundi (d)	—	29
AXA	11	396
Biomerieux SA	—	33
BNP Paribas	7	412
Bollore SE	6	35
Bouygues	1	44
Bureau Veritas	2	63
Canal Plus Reunion (a)	4	11
Capgemini France	1	175
Compagnie de Saint-Gobain	3	257
Compagnie Generale des Etablissements Michelin	4	147
Credit Agricole SA	8	109
Danone	4	289
Dassault Aviation	—	29
Dassault Systemes	5	159
Engie	12	185
EssilorLuxottica	2	449
Hermes International	—	529
Kering	—	110
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	600
Legrand	2	166
L'Oreal	2	554
LVMH Moet Hennessy Louis Vuitton	2	1,099
Orange	11	113
Pernod Ricard	1	148
Publicis Groupe SA	2	161
Safran	2	497
Sanofi	7	715
Sartorius Stedim Biotech	—	30
Schneider Electric SE	3	870
Societe d'exploitation Hoteliere	—	39
Societe Generale	4	124
Thales	1	91
TotalEnergies SE	14	757
Veolia Environnement	4	114
VINCI	3	322
		10,497
Germany 1.9%
Adidas AG - Class N	1	251
Allianz SE	3	779
BASF SE - Class N	6	251
Bayer Aktiengesellschaft - Class N	6	115
Bayerische Motoren Werke Aktiengesellschaft	2	157
Beiersdorf Aktiengesellschaft	1	81
Commerzbank Aktiengesellschaft	6	99
Continental Aktiengesellschaft	1	48
Covestro AG (a)	1	74
Daimler Truck Holding AG	3	124
Deutsche Bank Aktiengesellschaft - Class N	12	202
Deutsche Borse Aktiengesellschaft - Class N	1	270
Deutsche Post AG - Class N	6	225
Deutsche Telekom AG - Class N	22	669
E.ON SE - Class N	15	176
Fresenius SE & Co. KGaA (a)	3	97
Hannover Ruck SE - Class N	—	95
Heidelberg Materials AG	1	96
Henkel AG & Co. KGaA	1	49
Infineon Technologies AG - Class N	8	261
Mercedes-Benz Group AG - Class N	5	281
MERCK Kommanditgesellschaft auf Aktien	1	113
MTU Aero Engines AG - Class N	—	107
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	439
Rheinmetall Aktiengesellschaft	—	180
RWE Aktiengesellschaft	5	138
SAP SE	7	1,623
Siemens Aktiengesellschaft - Class N	5	930
Siemens Energy AG (a)	3	181
Siemens Healthineers AG (d)	2	92
Symrise AG	1	84
Talanx Aktiengesellschaft	—	30
Vonovia SE	5	157
		8,474
Switzerland 1.8%
ABB Ltd - Class N	10	550
Alcon AG	3	270
Chocoladefabriken Lindt & Sprungli AG - Class N	—	110
Coca-Cola HBC AG	1	46
Compagnie Financiere Richemont SA	3	524
EMS-Chemie Holding AG	—	32
Galderma Group AG (a)	—	40
Geberit AG - Class N	—	126
Givaudan SA - Class N	—	266
Glencore PLC	64	282
Holcim AG	3	308
Julius Bar Gruppe AG - Class N	1	77
Kuhne & Nagel International AG	—	70
Lonza Group AG	—	260
Nestle S.A. - Class N	17	1,374
Novartis AG - Class N	12	1,217
Partners Group Holding AG	—	188
Roche Holding AG	—	53
Sandoz Group AG	2	96
Schindler Holding AG - Class N	—	40
SGS SA	1	104
Sika AG	1	254
Sonova Holding AG	—	103
Straumann Holding AG - Class N	1	89
Swiss Life Holding AG - Class N	—	145
Swiss Re AG	2	262
Swisscom AG - Class N	—	95
UBS Group AG	20	599
Zurich Insurance Group AG - Class N	1	554
		8,134
Australia 1.8%
Amcor Pty Ltd	9	86
ANZ Group Holdings Limited	20	346
Aristocrat Leisure Limited	4	175
ASX Limited	1	50
Atlas Arteria Limited	5	16
Atlassian Corporation - Class A (a)	1	253
Australian Pipeline Trust	8	33
BHP Group Limited	33	817
BlueScope Steel Limited	2	27
Brambles Limited	9	106
Cochlear Limited	—	73
Coles Group Limited	9	109
Commonwealth Bank of Australia	11	1,038
Computershare Limited	4	78
CSL Limited	3	550
DEXUS Funds Management Limited	8	33
Endeavour Group Limited	9	22
Fortescue Ltd	11	119
Goodman Funding Pty Ltd	11	247
GPT Management Holdings Limited	13	36
Insurance Australia Group Limited	16	82
Macquarie Group Limited	2	318
Medibank Private Limited	18	42
Mineral Resources Limited	1	24
Mirvac Limited	25	29
National Australia Bank Limited	20	462

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Northern Star Resources Ltd	8	76
Orica Limited	3	30
Origin Energy Limited	10	70
Pilbara Minerals Limited (a) (b)	20	28
Pro Medicus Limited	—	44
Qantas Airways Limited (a)	5	30
QBE Insurance Group Limited	10	114
Ramsay Health Care Limited	1	28
REA Group Ltd (b)	—	54
Reece Limited	2	31
Rio Tinto Limited	2	168
Santos Limited	21	89
Scentre Group Limited	38	80
SEEK Limited	2	33
SGH Limited	1	40
Sonic Healthcare Limited	3	54
South32 Limited	30	64
Stockland Corporation Ltd	16	48
Suncorp Group Limited	9	101
Telstra Corporation Limited	27	68
The Lottery Corporation Limited	16	50
TPG Corporation Limited (b)	3	10
Transurban Holdings Limited	21	172
Treasury Wine Estates Limited	5	36
Vicinity Centres RE Ltd	26	34
Washington H. Soul Pattinson and Company Limited	2	35
Wesfarmers Limited	7	330
Westpac Banking Corporation	22	445
WiseTech Global Limited	1	83
Woodside Energy Group Ltd	13	195
Woolworths Group Limited	8	145
Worley Limited	2	18
		7,974
Netherlands 1.0%
Adyen N.V. (a) (d)	—	293
Aegon Ltd.	10	62
Akzo Nobel N.V.	1	65
ASM International N.V.	—	167
ASML Holding N.V.	3	1,799
DSM-Firmenich AG	1	139
Exor Nederland N.V.	1	57
HAL Trust	—	37
Heineken Holding N.V.	1	49
Heineken N.V.	2	135
ING Groep N.V.	21	326
JDE Peet's N.V.	—	8
Koninklijke Ahold Delhaize N.V.	6	187
Koninklijke KPN N.V.	24	89
Koninklijke Philips N.V.	5	129
NN Group N.V.	2	75
NXP Semiconductors N.V.	2	341
Prosus N.V. - Class N	9	344
STMicroelectronics N.V.	4	110
Wolters Kluwer N.V. - Class C	2	251
		4,663
Sweden 0.8%
AB Sagax - Class B	1	23
Aktiebolaget Industrivarden - Class A	1	21
Aktiebolaget Industrivarden - Class C	1	37
Aktiebolaget SKF - Class B	3	48
Aktiebolaget Volvo - Class A	1	35
Aktiebolaget Volvo - Class B	10	232
Alfa Laval AB	2	85
ASSA ABLOY AB - Class B	7	204
Atlas Copco Aktiebolag - Class A	17	256
Atlas Copco Aktiebolag - Class B	10	132
Axfood AB	1	15
Boliden AB	2	53
Castellum Aktiebolag (a)	3	32
Epiroc Aktiebolag - Class A	4	65
Epiroc Aktiebolag - Class B	3	42
EQT AB (b) (d)	4	121
Essity Aktiebolag (publ) - Class B	4	111
Evolution AB (publ) (d)	1	96
Fastighets AB Balder - Class B (a)	5	31
G&L Beijer Ref AB - Class B (b)	2	30
H & M Hennes & Mauritz AB - Class B (b)	4	48
Hexagon Aktiebolag - Class B	14	131
Holmen Aktiebolag - Class B (b)	—	11
Indutrade Aktiebolag	2	42
Investment Ab Latour - Class B	1	23
Investor Aktiebolag - Class A	4	102
Investor Aktiebolag - Class B	11	290
L E Lundbergforetagen Aktiebolag (publ) - Series B (b)	1	24
Lifco AB (Publ) - Class B	1	39
NIBE Industrier AB - Class B (b)	12	46
Nordnet AB	1	20
Saab AB - Class B	2	47
Sandvik Aktiebolag	6	116
Securitas AB - Class B	3	43
Skandinaviska Enskilda Banken AB - Class A	9	120
Skanska AB - Class B	2	40
SSAB AB - Class A	4	15
SSAB AB - Class B	2	8
Svenska Cellulosa Aktiebolaget SCA - Class B	4	48
Svenska Handelsbanken AB - Class A	10	100
Swedbank AB - Class A	7	130
Swedish Orphan Biovitrum AB (Publ) (a)	1	32
Tele2 AB - Class B	3	33
Telefonaktiebolaget LM Ericsson - Class B	16	133
Telia Company AB	12	34
Trelleborg AB - Class B	1	46
		3,390
Denmark 0.7%
A.P. Moller - Maersk A/S - Class A	—	22
A.P. Moller - Maersk A/S - Class B	—	36
Carlsberg A/S - Class B	1	57
Coloplast A/S - Class B	1	101
Danske Bank A/S	4	117
DSV A/S	1	265
Genmab A/S (a)	—	85
Novo Nordisk A/S - Class B	21	1,784
Novozymes A/S - Class B	2	136
Orsted A/S (a) (d)	1	57
Pandora A/S	1	102
Tryg A/S	2	47
Vestas Wind Systems A/S (a) (b)	6	88
		2,897
Spain 0.6%
ACS, Actividades de Construccion y Servicios, S.A.	1	63
AENA, S.M.E., S.A. (d)	—	98
Amadeus IT Holding, S.A. (d)	3	196
Banco Bilbao Vizcaya Argentaria, S.A.	37	366
Banco Santander, S.A.	99	459
CaixaBank, S.A.	23	124
Cellnex Telecom, S.A. (d)	4	123
Endesa, S.A.	2	48
Ferrovial SE	3	136
Iberdrola, Sociedad Anonima	37	508
Industria de Diseno Textil, S.A.	7	375
Naturgy Energy Group, S.A.	1	26
Redeia Corporacion SA	2	37
Repsol SA	8	94
Telefonica, S.A. (b)	32	132
		2,785
Italy 0.6%
A2a S.P.A.	11	24
Amplifon S.p.A	1	22
Assicurazioni Generali Societa' Per Azioni	6	181
Banca Mediolanum SpA	2	20
Banco BPM Societa' Per Azioni	9	69
Buzzi S.p.A.	—	15
Davide Campari-Milano N.V.	4	22
DiaSorin S.p.A.	—	16
ENEL - SPA	51	364
Eni S.P.A.	14	187

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Ferrari N.V.	1	314
Finecobank Banca Fineco S.P.A.	4	72
Hera S.p.A.	5	19
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	2	23
Intesa Sanpaolo SPA	106	424
Leonardo S.p.A.	3	73
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	4	56
Moncler S.p.A.	1	69
Nexi S.p.A. (a) (b)	4	20
Pirelli & C. S.p.A. (d)	3	17
Poste Italiane - Societa' Per Azioni (d)	3	44
Prysmian S.p.A.	2	111
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	40
Snam S.P.A.	14	62
Telecom Italia S.p.A. (b)	29	7
Terna - Rete Elettrica Nazionale Societa Per Azioni	9	72
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	10	406
		2,749
Hong Kong 0.4%
AIA Group Limited	70	509
Budweiser Brewing Company APAC Limited (d)	13	12
CK Asset Holdings Limited	11	43
CK Hutchison Holdings Limited	18	96
CK Infrastructure Holdings Limited	4	30
CLP Holdings Limited	12	97
ESR Group Limited (d)	18	28
Hang Seng Bank, Limited	4	50
Henderson Land Development Company Limited	9	28
HKT Trust	17	21
Hong Kong And China Gas Company Limited -The-	76	61
Hong Kong Exchanges and Clearing Limited	8	290
Jardine Matheson Holdings Limited	1	41
Link Real Estate Investment Trust	18	74
MTR Corporation Limited	11	38
Power Assets Holdings Limited	10	66
Sino Land Company Limited	12	12
Sun Hung Kai Properties Limited	12	120
Swire Pacific Limited - Class A	2	20
Swire Pacific Limited - Class B	10	14
Swire Properties Limited	8	16
Techtronic Industries Company Limited	10	125
WH Group Limited (d)	52	40
Wharf (Holdings) Limited, The	4	11
Wharf Real Estate Investment Company Limited	11	28
		1,870
Singapore 0.3%
Capitaland Ascendas REIT	23	43
Capitaland Group Pte. Ltd.	35	49
Capitaland Investment Limited	17	32
DBS Group Holdings Ltd	14	438
Genting Singapore Limited	41	23
Jardine Cycle & Carriage Limited (b)	—	2
Keppel Ltd.	9	45
Mapletree Commercial Trust Treasury Company Pte. Ltd. (b) (d)	13	12
Oversea-Chinese Banking Corporation Limited	22	265
Singapore Airlines Limited (b)	9	41
Singapore Exchange Limited	6	56
Singapore Technologies Engineering Ltd	10	35
Singapore Telecommunications Limited	53	119
United Overseas Bank Limited	9	229
Wilmar International Limited	14	32
		1,421
Belgium 0.3%
Ackermans	—	30
Ageas SA/NV	1	49
Anheuser-Busch InBev	6	307
argenx SE (a)	—	240
Azelis Group (b)	1	15
Colruyt Group	—	5
D'Ieteren Group	—	23
Elia Group	—	14
Groupe Bruxelles Lambert - Groep Brussel Lambert	1	36
KBC Groep	2	131
Lotus Bakeries	—	22
Sofina	—	22
Syensqo	—	30
UCB	1	150
Warehouses De Pauw	1	19
		1,093
Finland 0.2%
Elisa Oyj	1	42
Fortum Oyj	3	40
Kesko Oyj - Class A	1	12
Kesko Oyj - Class B	2	35
Kone Corporation - Class B	2	116
Metso Oyj	4	42
Neste Oyj (b)	3	37
Nokia Oyj	34	149
Nordea Bank Abp	20	215
Orion Oyj - Class A	—	9
Orion Oyj - Class B	1	30
Sampo Oyj - Class A	3	123
Stora Enso Oyj - Class R	4	41
UPM-Kymmene Oyj	4	99
Wartsila Oyj Abp	3	54
		1,044
Ireland 0.2%
CRH Public Limited Company	4	413
DCC Public Limited Company	1	43
Kerry Group Public Limited Company - Class A	1	105
Kingspan Group Public Limited Company	1	73
Smurfit Westrock Public Limited Company	3	168
		802
Norway 0.2%
Aker BP ASA	1	28
DNB Bank ASA	5	95
Equinor ASA	5	113
Gjensidige Forsikring ASA	1	25
Kongsberg Gruppen ASA	1	68
Mowi ASA	3	45
Norsk Hydro ASA	9	50
Orkla ASA	6	48
SalMar ASA	—	17
Schibsted ASA - Class A	1	26
Schibsted ASA - Class B	—	6
Storebrand ASA	3	34
Telenor ASA	5	51
Var Energi ASA	4	13
Yara International ASA	1	28
		647
Israel 0.1%
Azrieli Group Ltd.	—	21
Bank Hapoalim B.M.	9	103
Bank Leumi Le-Israel B.M.	10	118
Elbit Systems Ltd.	—	31
ICL Group Ltd	5	26
Israel Discount Bank Limited	7	49
Mizrahi Tefahot Bank Ltd	1	40
Nice Ltd (a)	—	66
Teva Pharmaceutical Industries Ltd (a)	8	168
		622
Argentina 0.1%
MercadoLibre, Inc. (a)	—	534
Poland 0.1%
Allegro.eu (a) (d)	4	27
Bank Polska Kasa Opieki - Spolka Akcyjna	1	39
Dino Polska Spolka Akcyjna (a) (d)	—	29
ING Bank Slaski Spolka Akcyjna	—	13
KGHM Polska Miedz Spolka Akcyjna	1	22
LPP Spolka Akcyjna	—	30
Orlen S A	4	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	6	80
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	40
Santander Bank Polska Spolka Akcyjna	—	24
		349
Austria 0.1%
Andritz AG	—	25
BAWAG Group AG (d)	—	39
Erste Group Bank AG	2	126
EVN AG	—	9
OMV Aktiengesellschaft	1	37
Raiffeisen Bank International AG	1	18
Telekom Austria Aktiengesellschaft	1	8
Verbund AG (b)	—	30
		292
New Zealand 0.0%
Auckland International Airport Limited	9	43
Fisher & Paykel Healthcare Corporation Limited	4	76
Mercury NZ Limited	4	15
Meridian Energy Limited	9	31
		165
South Korea 0.0%
Coupang, Inc. - Class A (a)	7	163
Portugal 0.0%
EDP Renovaveis, S.A.	2	18
EDP, S.A.	20	63
Galp Energia, SGPS, S.A.	3	45
Jeronimo Martins, SGPS, S.A.	2	35
		161
Luxembourg 0.0%
ArcelorMittal	3	61
Tenaris S.A.	2	45
		106
Macau 0.0%
Galaxy Entertainment Group Limited	14	59
Sands China Ltd. (a)	16	43
		102
Jersey 0.0%
Aptiv PLC (a)	2	99
Mexico 0.0%
Fresnillo PLC	1	8
Southern Copper Corporation	1	56
		64
China 0.0%
WuXi Biologics (Cayman) Inc. (a) (d)	23	53
Zambia 0.0%
First Quantum Minerals Ltd (a)	4	49
Chile 0.0%
Antofagasta PLC	2	39
Russian Federation 0.0%
Evraz PLC (a) (d) (e)	3	—
Total Common Stocks (cost $245,026)		446,604
PREFERRED STOCKS 0.4%
Switzerland 0.3%
Chocoladefabriken Lindt & Sprungli AG	—	78
Roche Holding AG	4	1,258
Schindler Holding AG	—	76
		1,412
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	—	26
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	43
Henkel AG & Co. KGaA (f)	1	95
Sartorius Aktiengesellschaft	—	37
Volkswagen Aktiengesellschaft (f)	1	126
		327
Italy 0.0%
Telecom Italia S.p.A.	27	8
Total Preferred Stocks (cost $1,800)		1,747
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (e)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.36% (c) (g)	2,415	2,415
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.46% (c) (g)	872	872
Total Short Term Investments (cost $3,287)		3,287
Total Investments 100.1% (cost $250,113)		451,638
Other Derivative Instruments (0.0)%		(23)
Other Assets and Liabilities, Net (0.1)%		(281)
Total Net Assets 100.0%		451,334

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	261	—	16	9	5	119	369	0.1
JNL Government Money Market Fund, 4.36% - Class I	3,852	40,228	41,665	168	—	—	2,415	0.5
JNL Government Money Market Fund, 4.46% - Class SL	635	18,240	18,003	26	—	—	872	0.2
	4,748	58,468	59,684	203	5	119	3,656	0.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	03/29/19	345	293	0.1
AENA, S.M.E., S.A.	09/22/17	89	98	—
Allegro.eu	06/18/21	54	27	—
Amadeus IT Holding, S.A.	09/22/17	182	196	0.1
Amundi	11/30/17	38	29	—
BAWAG Group AG	04/23/21	24	39	—
Budweiser Brewing Company APAC Limited	10/15/19	48	12	—
Cellnex Telecom, S.A.	05/28/19	166	123	0.1
Convatec Group PLC	04/23/21	31	30	—
Dino Polska Spolka Akcyjna	06/18/21	22	29	—
Emera Incorporated	09/22/17	70	64	—
EQT AB	05/29/20	120	121	—
ESR Group Limited	03/22/22	46	28	—
Evolution AB (publ)	05/29/20	96	96	—
Evraz PLC	11/29/18	25	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	24	23	—
Keyera Corp.	09/22/17	54	52	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	23	12	—
Orsted A/S	09/22/17	71	57	—
Pirelli & C. S.p.A.	04/23/21	18	17	—
Poste Italiane - Societa' Per Azioni	09/22/17	23	44	—
Siemens Healthineers AG	06/18/21	98	92	—
WH Group Limited	09/22/17	43	40	—
WuXi Biologics (Cayman) Inc.	12/17/21	157	53	—
		1,867	1,575	0.3

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	9	March 2025	EUR	447	—	(8)
FTSE 100 Index	1	March 2025	GBP	83	—	(2)
S&P 500 Index	7	March 2025		2,145	(7)	(67)
S&P/ASX 200 Index	1	March 2025	AUD	207	(1)	(2)
TOPIX Index	1	March 2025	JPY	27,356	—	3
					(8)	(76)

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	03/19/25	AUD	7	4	—
CAD/USD	BMO	03/19/25	CAD	202	141	(2)
EUR/USD	HSB	03/19/25	EUR	506	526	(8)
JPY/USD	HSB	03/19/25	JPY	36,736	235	(5)
USD/GBP	BMO	03/19/25	GBP	(27)	(34)	—
					872	(15)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	346,360	100,244	—	446,604
Preferred Stocks	—	1,747	—	1,747
Warrants	—	—	—	—
Short Term Investments	3,287	—	—	3,287
	349,647	101,991	—	451,638

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
Open Forward Foreign Currency Contracts	—	—	—	—
	3	—	—	3
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(79)	—	—	(79)
Open Forward Foreign Currency Contracts	—	(15)	—	(15)
	(79)	(15)	—	(94)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.1%
Financials 19.9%
American International Group, Inc.	231	16,782
Assurant, Inc.	99	21,209
Columbia Banking System, Inc.	354	9,569
Corebridge Financial, Inc.	533	15,955
Discover Financial Services	84	14,585
East West Bancorp, Inc.	181	17,358
Equitable Holdings, Inc.	333	15,696
Evercore Inc. - Class A	51	14,043
Everest Group, Ltd.	31	11,319
Fidelity National Information Services, Inc.	195	15,723
Global Payments Inc.	178	19,899
Hanover Insurance Group Inc, The	90	13,927
Hartford Financial Services Group, Inc. , The	253	27,727
Lincoln National Corporation	335	10,632
M&T Bank Corporation	134	25,113
Northern Trust Corporation	201	20,559
Prosperity Bancshares, Inc.	133	10,033
Raymond James Financial, Inc.	176	27,393
Regions Financial Corporation	708	16,664
SLM Corporation	674	18,595
The Carlyle Group, Inc.	212	10,704
TPG Inc. - Class A	222	13,960
Voya Financial, Inc.	206	14,161
Willis Towers Watson Public Limited Company	70	21,928
		403,534
Industrials 17.4%
AGCO Corporation	144	13,475
Alaska Air Group, Inc. (a)	143	9,277
Allegion Public Limited Company	113	14,758
Avis Budget Group, Inc. (a) (b)	54	4,339
Builders FirstSource, Inc. (a)	75	10,734
Delta Air Lines, Inc.	263	15,890
Dun & Bradstreet Holdings, Inc.	888	11,065
GFL Environmental Inc.	334	14,897
Howmet Aerospace Inc.	149	16,244
ITT Inc.	96	13,680
J.B. Hunt Transport Services, Inc.	61	10,450
Jacobs Solutions Inc.	124	16,526
Johnson Controls International Public Limited Company	137	10,832
KBR, Inc.	274	15,902
Knight-Swift Transportation Holdings Inc. - Class A	164	8,705
L3Harris Technologies, Inc.	61	12,723
Leidos Holdings, Inc.	87	12,594
Norfolk Southern Corporation	54	12,739
Otis Worldwide Corporation	126	11,701
PACCAR Inc	113	11,740
Pentair Public Limited Company	167	16,838
Quanta Services, Inc.	39	12,421
Regal Rexnord Corporation	100	15,461
StandardAero, Inc. (a)	143	3,532
Stanley Black & Decker, Inc.	154	12,344
TransUnion	154	14,273
Westinghouse Air Brake Technologies Corporation	98	18,603
XPO, Inc. (a)	92	12,028
		353,771
Consumer Discretionary 9.8%
Aptiv PLC (a)	257	15,537
Aramark	458	17,105
Brunswick Corporation	189	12,236
Darden Restaurants, Inc.	53	9,908
Hyatt Hotels Corporation - Class A	88	13,777
International Game Technology PLC	541	9,547
LKQ Corporation	493	18,113
Mattel, Inc. (a)	574	10,178
Mohawk Industries, Inc. (a)	77	9,158
Newell Brands Inc.	917	9,136
PVH Corp.	128	13,540
Ross Stores, Inc.	96	14,558
Skechers U.S.A., Inc. - Class A (a)	243	16,361
Toll Brothers, Inc.	157	19,775
Viking Holdings Ltd (a)	250	11,024
		199,953
Utilities 8.0%
Alliant Energy Corporation	292	17,262
Atmos Energy Corporation	84	11,746
CenterPoint Energy, Inc.	425	13,495
CMS Energy Corporation	273	18,191
Edison International	146	11,639
PG&E Corporation	1,444	29,143
Pinnacle West Capital Corporation	172	14,609
Public Service Enterprise Group Incorporated	258	21,793
Sempra	183	16,061
The AES Corporation	667	8,581
		162,520
Materials 7.9%
Ashland Inc.	199	14,236
Avery Dennison Corporation	73	13,665
Berry Global Group, Inc.	208	13,442
Corteva, Inc.	330	18,816
Dow Inc.	166	6,654
DuPont de Nemours, Inc.	230	17,525
Eastman Chemical Company	201	18,344
Graphic Packaging Holding Company	757	20,552
International Flavors & Fragrances Inc.	166	14,009
International Paper Company	222	11,928
United States Steel Corporation	351	11,932
		161,103
Health Care 7.4%
Agilent Technologies, Inc.	180	24,134
Biogen Inc. (a)	53	8,092
Cencora, Inc.	85	19,044
GE HealthCare Technologies Inc.	118	9,220
Humana Inc.	39	9,858
Icon Public Limited Company (a)	55	11,505
Labcorp Holdings Inc.	52	11,909
Organon & Co.	347	5,184
Revvity, Inc.	83	9,250
Steris Public Limited Company	57	11,654
Teleflex Incorporated	53	9,491
Universal Health Services, Inc. - Class B	68	12,168
Zimmer Biomet Holdings, Inc.	90	9,549
		151,058
Real Estate 7.1%
Brixmor Property Group Inc.	601	16,736
Essex Property Trust, Inc.	52	14,847
Extra Space Storage Inc.	128	19,212
Jones Lang LaSalle Incorporated (a)	53	13,490
Mid-America Apartment Communities, Inc.	95	14,703
STAG Industrial, Inc.	262	8,873
Sun Communities, Inc.	116	14,273
Ventas, Inc.	208	12,254
VICI Properties Inc.	558	16,305
W.P. Carey Inc.	243	13,228
		143,921
Consumer Staples 6.9%
Albertsons Companies, Inc. - Class A	667	13,103
BJ's Wholesale Club Holdings, Inc. (a)	160	14,340
Coca-Cola Europacific Partners PLC	197	15,105
Conagra Brands, Inc.	358	9,926
Ingredion Incorporated	102	14,001
Kenvue Inc.	836	17,851
Lamb Weston Holdings, Inc.	121	8,103
Sysco Corporation	157	12,028
The Estee Lauder Companies Inc. - Class A	64	4,779
The Hershey Company	53	8,916
US Foods Holding Corp. (a)	311	20,997
		139,149
Information Technology 6.7%
CDW Corp.	63	10,959
Check Point Software Technologies Ltd (a)	65	12,190
Corning Incorporated	351	16,673
Flex Ltd. (a)	497	19,068

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Marvell Technology, Inc.	81	8,962
NXP Semiconductors N.V.	61	12,651
On Semiconductor Corporation (a)	186	11,710
Onto Innovation Inc. (a)	26	4,287
Skyworks Solutions, Inc.	94	8,321
Te Connectivity Public Limited Company	101	14,422
Zebra Technologies Corporation - Class A (a)	43	16,431
		135,674
Energy 5.8%
Diamondback Energy, Inc.	109	17,905
Expand Energy Corporation	177	17,647
Halliburton Company	277	7,529
Permian Resources Corporation - Class A	1,050	15,097
Plains GP Holdings, L.P. - Class A (a)	663	12,186
Targa Resources Corp.	135	24,104
TechnipFMC PLC	346	9,999
Valero Energy Corporation	103	12,568
		117,035
Communication Services 1.2%
Electronic Arts Inc.	104	15,172
Omnicom Group Inc.	117	10,062
		25,234
Total Common Stocks (cost $1,587,314)		1,992,952
PREFERRED STOCKS 0.6%
Industrials 0.6%
Boeing Company, The, 6.00%, 10/15/27 (c)	182	11,067
Total Preferred Stocks (cost $9,088)		11,067
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	26,606	26,606
Total Short Term Investments (cost $26,606)		26,606
Total Investments 100.0% (cost $1,623,008)		2,030,625
Other Assets and Liabilities, Net 0.0%		1,014
Total Net Assets 100.0%		2,031,639

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	24,710	431,048	429,152	1,098	—	—	26,606	1.3
JNL Government Money Market Fund, 4.46% - Class SL	—	25,437	25,437	10	—	—	—	—
	24,710	456,485	454,589	1,108	—	—	26,606	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,992,952	—	—	1,992,952
Preferred Stocks	11,067	—	—	11,067
Short Term Investments	26,606	—	—	26,606
	2,030,625	—	—	2,030,625

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 94.3%
Financials 87.1%
3I Group PLC	17	758
Alaris Royalty Corp. (a) (b)	—	2
Antin Infrastructure Partners	12	134
Apollo Global Management, Inc.	6	1,062
Ares Management Corporation - Class A	4	767
Blackstone Inc. - Class A	9	1,569
Blue Owl Capital Inc. - Class A	20	453
Bridgepoint Group PLC (b)	63	282
Brookfield Asset Management Ltd. - Class A	15	802
China Merchants China Direct Investments Limited	18	33
Chrysalis Investments Limited (c)	1	2
Compass Diversified Holdings	11	255
Corporacion Financiera Alba, S.A.	—	35
Creades AB (publ) - Class A	2	16
CVC Capital Partners PLC (c)	8	174
Deutsche Beteiligungs AG	2	58
DigitalBridge Group, Inc. - Class A	17	194
Dream Incubator Inc.	1	11
EQT AB (b)	30	829
Eurazeo	3	213
Exor Nederland N.V.	1	82
Fairfax India Holdings Corporation (c) (d)	1	10
GCM Grosvenor Inc. - Class A	—	2
Georgia Capital PLC (c)	5	70
Gimv	4	169
Hamilton Lane Incorporated - Class A	2	247
Integral Corporation (a)	2	55
Intermediate Capital Group PLC	17	425
Investment AB Oresund	2	19
IP Group PLC	65	44
JAFCO Group Co., Ltd.	10	133
Kinnevik AB - Class B (c)	3	21
KKR & Co. Inc. - Class A	11	1,645
Linc AB (c)	2	17
Mivtach Shamir Holdings Ltd	—	2
Molten Ventures PLC (c)	—	2
Mutares SE & Co. KGaA	3	74
ONEX Corporation	4	335
Partners Group Holding AG	1	714
Patria Investments Ltd - Class A	8	88
Polar Capital Holdings PLC	8	48
Ratos AB - Class B	43	121
SBI Holdings, Inc.	11	266
Sofina	—	47
StepStone Group Inc. - Class A	4	254
T. Rowe Price Group, Inc.	6	696
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	5	42
The Carlyle Group, Inc.	10	480
Tikehau Capital (a)	1	31
TPG Inc. - Class A	4	262
Vinci Partners Investimentos Ltda - Class A	6	59
VNV Global AB (publ) (c)	10	17
Wendel	3	283
		14,409
Industrials 5.3%
Ackermans	2	301
Investment Ab Latour - Class B	11	275
Italmobiliare Societa' Per Azioni O In Forma Abbreviata Italmobiliare Spa	3	74
Japan Investment Adviser Co., Ltd. (a)	5	37
Storskogen Group AB (publ) - Class B	183	190
		877
Health Care 0.6%
MedCap AB (publ) (c)	1	32
Puretech Health PLC (c)	34	64
		96
Communication Services 0.6%
Stagwell, Inc. - Class A (c)	15	96
Consumer Discretionary 0.3%
BEENOS Inc.	2	50
Consumer Staples 0.2%
Brookfield Business Partners L.P. (c)	1	34
Information Technology 0.2%
Smaregi Inc. (a)	2	25
Total Common Stocks (cost $13,502)		15,587
INVESTMENT COMPANIES 5.2%
3I Infrastructure PLC	34	134
Abrdn Emerging Markets Equity Income Fund, Inc.	3	18
Augmentum Fintech PLC	1	2
Caledonia Investments PLC	1	53
HBM Healthcare Investments AG	—	2
HgCapital Trust PLC	30	203
ICG Enterprise Trust PLC	6	98
NB Private Equity Partners Limited	5	91
Oakley Capital Investments Limited	15	94
Pantheon International PLC	20	82
Princess Private Equity Holding Limited	6	71
RIT Capital Partners PLC	—	2
Syncona Limited	12	16
Total Investment Companies (cost $858)		866
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.46% (e) (f)	64	64
Total Short Term Investments (cost $64)		64
Total Investments 99.9% (cost $14,424)		16,517
Other Assets and Liabilities, Net 0.1%		20
Total Net Assets 100.0%		16,537

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Non-income producing security.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $10 and 0.1% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	4	3,896	3,900	1	—	—	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.46% - Class SL	344	2,141	2,421	8	—	—	64	0.4
	348	6,037	6,321	9	—	—	64	0.4

Summary of Investments by Country^	Total Long Term Investments
United States of America	49.3%
United Kingdom	16.0
Sweden	9.3
Canada	7.2
Switzerland	4.8
France	4.0
Japan	3.5
Belgium	3.1
Germany	0.8
Italy	0.7
Netherlands	0.5
Brazil	0.4
Spain	0.2
Hong Kong	0.2
Israel	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	11/26/24	2	2	—
Bridgepoint Group PLC	11/22/23	201	282	1.7
EQT AB	06/21/23	825	829	5.0
		1,028	1,113	6.7

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	GSC	01/02/25	HKD	(28)	(4)	—
USD/JPY	JPM	01/06/25	JPY	(8,112)	(51)	—
					(55)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	9,218	5,191	—	14,409
Industrials	—	877	—	877
Health Care	—	96	—	96
Communication Services	96	—	—	96
Consumer Discretionary	—	50	—	50
Consumer Staples	34	—	—	34
Information Technology	—	25	—	25
Investment Companies	18	848	—	866
Short Term Investments	64	—	—	64
	9,430	7,087	—	16,517

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund
COMMON STOCKS 99.0%
Consumer Discretionary 21.0%
Asbury Automotive Group, Inc. (a)	7	1,755
AutoNation, Inc. (a)	10	1,720
Bath & Body Works, Inc.	23	894
BorgWarner Inc.	25	798
Brunswick Corporation	22	1,445
CarMax, Inc. (a)	21	1,695
Carnival Corporation (a)	80	2,004
DK Crown Holdings Inc. - Class A (a)	42	1,568
DoorDash, Inc. - Class A (a)	6	1,025
Expedia Group, Inc. (a)	11	2,008
Gentex Corporation	56	1,617
Hasbro, Inc.	26	1,444
Las Vegas Sands Corp.	16	834
Lithia Motors, Inc. - Class A	5	1,916
Norwegian Cruise Line Holdings Ltd. (a)	73	1,889
Tapestry, Inc.	33	2,167
Wyndham Hotels & Resorts, Inc.	10	1,023
Wynn Resorts, Limited	9	797
		26,599
Health Care 14.3%
Agilent Technologies, Inc.	12	1,623
Align Technology, Inc. (a)	4	770
Baxter International Inc.	21	609
Bio-Rad Laboratories, Inc. - Class A (a)	3	850
Bio-Techne Corporation	12	829
Centene Corporation (a)	11	660
Edwards Lifesciences Corporation (a)	12	887
GE HealthCare Technologies Inc.	20	1,552
Incyte Corporation (a)	25	1,722
Ionis Pharmaceuticals, Inc. (a)	19	665
IQVIA Holdings Inc (a)	3	673
Labcorp Holdings Inc.	4	880
ResMed Inc.	4	819
Revvity, Inc.	14	1,595
Royalty Pharma PLC - Class A	29	749
Steris Public Limited Company	4	867
Veeva Systems Inc. - Class A (a)	8	1,589
Zimmer Biomet Holdings, Inc.	8	818
		18,157
Industrials 12.7%
Allegion Public Limited Company	12	1,589
Chart Industries, Inc. (a)	5	853
CNH Industrial N.V.	74	833
Equifax Inc.	3	854
Fortive Corporation	11	844
Fortune Brands Innovations, Inc.	11	769
Huntington Ingalls Industries, Inc.	3	588
L3Harris Technologies, Inc.	4	812
Lyft, Inc. - Class A (a)	128	1,651
Masco Corporation	11	809
Otis Worldwide Corporation	9	813
Sensata Technologies Holding PLC	24	645
SS&C Technologies Holdings, Inc.	22	1,700
TransUnion	17	1,562
WESCO International, Inc.	10	1,764
		16,086
Financials 12.5%
Block, Inc. - Class A (a)	12	1,031
Capital One Financial Corporation	6	1,041
Discover Financial Services	6	1,066
Global Payments Inc.	8	843
Invesco Ltd.	51	894
Jack Henry & Associates, Inc.	5	866
LPL Financial Holdings Inc.	6	2,102
MarketAxess Holdings Inc.	7	1,578
Raymond James Financial, Inc.	7	1,075
SEI Investments Company	12	998
The Carlyle Group, Inc.	37	1,842
The Western Union Company	150	1,592
Truist Financial Corporation	19	840
		15,768
Information Technology 12.0%
Cloudflare, Inc. - Class A (a)	10	1,069
Cognizant Technology Solutions Corporation - Class A	21	1,635
Elastic N.V. (a)	11	1,040
Littelfuse, Inc.	7	1,593
Microchip Technology Incorporated	11	602
Monolithic Power Systems, Inc.	1	839
Skyworks Solutions, Inc.	8	687
Smartsheet Inc. - Class A (a)	16	880
Teradyne, Inc.	13	1,675
Vontier Corporation	48	1,741
Zoom Communications, Inc. - Class A (a)	22	1,777
Zscaler, Inc. (a)	9	1,636
		15,174
Materials 10.9%
Amcor Pty Ltd	88	830
Ball Corporation	15	849
Celanese Corporation - Class A	7	472
Corteva, Inc.	29	1,667
Crown Holdings, Inc.	10	827
Dow Inc.	16	647
DuPont de Nemours, Inc.	21	1,591
Eastman Chemical Company	17	1,554
FMC Corporation	16	762
International Flavors & Fragrances Inc.	18	1,514
LyondellBasell Industries N.V. - Class A	9	646
Scotts Miracle-Gro Company, The	12	805
Sealed Air Corporation	49	1,671
		13,835
Communication Services 5.1%
Liberty Global Ltd. - Class C (a)	40	532
Live Nation Entertainment, Inc. (a)	8	1,070
Omnicom Group Inc.	18	1,532
Pinterest, Inc. - Class A (a)	27	794
Roblox Corporation - Class A (a)	17	974
The Interpublic Group of Companies, Inc.	56	1,558
		6,460
Utilities 4.9%
Entergy Corporation	13	1,003
Essential Utilities, Inc.	23	830
Evergy, Inc.	14	870
FirstEnergy Corp.	22	875
NiSource Inc.	24	878
Portland General Electric Company	20	853
WEC Energy Group Inc.	9	869
		6,178
Consumer Staples 4.4%
Campbell's Company, The	37	1,554
General Mills, Inc.	14	861
Kenvue Inc.	75	1,610
Kimberly-Clark Corporation	7	887
Kraft Heinz Company, The	23	708
		5,620
Energy 0.7%
Hess Corporation	6	827
Real Estate 0.5%
Crown Castle Inc.	7	616
Total Common Stocks (cost $121,381)		125,320
INVESTMENT COMPANIES 0.6%
iShares Core S&P Mid-Cap ETF	12	751
Total Investment Companies (cost $776)		751

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	510	510
Total Short Term Investments (cost $510)		510
Total Investments 100.0% (cost $122,667)		126,581
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.0%		22
Total Net Assets 100.0%		126,604

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Morningstar SMID Moat Focus Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	—	135,243	134,733	49	—	—	510	0.4
JNL Government Money Market Fund, 4.46% - Class SL	—	3,310	3,310	7	—	—	—	—
	—	138,553	138,043	56	—	—	510	0.4

JNL/Morningstar SMID Moat Focus Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	2	March 2025	663	1	(34)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar SMID Moat Focus Index Fund
Assets - Securities
Common Stocks	125,320	—	—	125,320
Investment Companies	751	—	—	751
Short Term Investments	510	—	—	510
	126,581	—	—	126,581
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(34)	—	—	(34)
	(34)	—	—	(34)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.7%
Information Technology 31.3%
Accenture Public Limited Company - Class A	12	4,335
Adobe Inc. (a)	9	3,864
Advanced Micro Devices, Inc. (a)	32	3,862
Akamai Technologies, Inc. (a)	3	285
Applied Materials, Inc.	16	2,639
Cadence Design Systems, Inc. (a)	5	1,622
CDW Corp.	3	458
Cisco Systems, Inc.	78	4,644
Flex Ltd. (a)	7	287
Hewlett Packard Enterprise Company	26	548
HP, Inc.	19	617
International Business Machines Corporation	18	4,013
Jabil Inc.	2	314
Juniper Networks, Inc.	6	243
Keysight Technologies, Inc. (a)	3	555
Lam Research Corporation	25	1,831
Microsoft Corporation	114	47,898
Motorola Solutions, Inc.	3	1,506
NVIDIA Corporation	360	48,307
Oracle Corporation	32	5,287
Palo Alto Networks, Inc. (a)	13	2,350
Qualcomm Incorporated	22	3,385
Salesforce, Inc.	15	5,049
Seagate Technology Holdings Public Limited Company	4	347
Synopsys, Inc. (a)	3	1,472
Te Connectivity Public Limited Company	6	851
Trimble Inc. (a)	5	338
Western Digital Corporation (a)	7	398
Zebra Technologies Corporation - Class A (a)	1	395
		147,700
Financials 16.4%
AFLAC Incorporated	10	1,031
Allstate Corporation, The	5	1,004
American Express Company	11	3,236
Ameriprise Financial, Inc.	2	1,012
AON Public Limited Company - Class A	4	1,535
Arch Capital Group Ltd.	7	681
Ares Management Corporation - Class A	4	640
Arthur J. Gallagher & Co.	5	1,387
Bank of New York Mellon Corporation, The (b)	14	1,101
Berkshire Hathaway Inc. - Class B (a)	34	15,571
BlackRock, Inc.	3	2,809
Brown & Brown, Inc.	5	498
Capital One Financial Corporation	8	1,337
CME Group Inc. - Class A	7	1,649
Discover Financial Services	5	857
Equitable Holdings, Inc.	6	276
FactSet Research Systems Inc.	1	367
Fifth Third Bancorp	13	568
Global Payments Inc.	5	564
Hartford Financial Services Group, Inc. , The	6	630
Huntington Bancshares Incorporated	28	462
Intercontinental Exchange, Inc.	11	1,675
KeyCorp	20	335
KKR & Co. Inc. - Class A	13	1,935
Marsh & Mclennan Companies, Inc.	10	2,068
MetLife, Inc.	11	936
Moody's Corporation	3	1,459
Morgan Stanley	25	3,087
MSCI Inc. - Class A	2	935
Nasdaq, Inc.	8	594
PayPal Holdings, Inc. (a)	20	1,688
Principal Financial Group, Inc.	5	359
Prudential Financial, Inc.	7	825
Regions Financial Corporation	18	431
Reinsurance Group of America, Incorporated	1	272
S&P Global Inc.	6	3,051
State Street Corporation	6	562
Synchrony Financial	8	495
T. Rowe Price Group, Inc.	4	502
The Carlyle Group, Inc.	4	222
The PNC Financial Services Group, Inc.	8	1,513
The Progressive Corporation	12	2,764
Tradeweb Markets Inc. - Class A	2	292
Travelers Companies, Inc. , The	5	1,082
Truist Financial Corporation	26	1,138
Unum Group	4	261
Visa Inc. - Class A	34	10,798
W. R. Berkley Corporation	6	353
Willis Towers Watson Public Limited Company	2	626
		77,473
Health Care 11.2%
Agilent Technologies, Inc.	6	752
Align Technology, Inc. (a)	2	312
Amgen Inc.	11	2,766
Avantor, Inc. (a)	13	283
Baxter International Inc.	10	289
Biogen Inc. (a)	3	435
BioMarin Pharmaceutical Inc. (a)	4	242
Bio-Techne Corporation	3	226
Bristol-Myers Squibb Company	40	2,261
Cardinal Health, Inc.	5	567
Cencora, Inc.	3	753
Centene Corporation (a)	10	602
Cooper Companies, Inc., The (a)	4	359
CVS Health Corporation	25	1,113
Danaher Corporation	13	2,916
DaVita Inc. (a)	1	137
DexCom, Inc. (a)	8	602
Edwards Lifesciences Corporation (a)	12	878
Elevance Health, Inc.	5	1,689
Exact Sciences Corporation (a)	4	206
GE HealthCare Technologies Inc.	8	602
Gilead Sciences, Inc.	25	2,272
Hologic, Inc. (a)	5	331
Humana Inc.	2	599
IDEXX Laboratories, Inc. (a)	2	674
Insulet Corporation (a)	1	364
Intuitive Surgical, Inc. (a)	7	3,652
IQVIA Holdings Inc (a)	4	712
Labcorp Holdings Inc.	2	383
McKesson Corporation	3	1,426
Medtronic, Inc.	25	2,022
Merck & Co., Inc.	50	4,977
Mettler-Toledo International Inc. (a)	—	513
Moderna, Inc. (a)	7	280
Neurocrine Biosciences, Inc. (a)	1	126
Pfizer Inc.	112	2,962
Quest Diagnostics Incorporated	2	322
Regeneron Pharmaceuticals, Inc. (a)	2	1,482
ResMed Inc.	3	662
Revvity, Inc.	2	265
The Cigna Group	6	1,517
Thermo Fisher Scientific Inc.	8	3,920
United Therapeutics Corporation (a)	1	259
Veeva Systems Inc. - Class A (a)	3	614
Vertex Pharmaceuticals Incorporated (a)	5	2,047
Waters Corporation (a)	1	428
West Pharmaceutical Services, Inc.	1	472
Zoetis Inc. - Class A	9	1,458
		52,729
Consumer Discretionary 10.4%
Airbnb, Inc. - Class A (a)	8	1,101
Aptiv PLC (a)	5	285
AutoZone, Inc. (a)	—	1,066
Best Buy Co., Inc.	4	332
Booking Holdings Inc.	1	3,239
Burlington Stores, Inc. (a)	1	365
CarMax, Inc. (a)	3	248
Carnival Corporation (a)	21	514
Carvana Co. - Class A (a)	2	481
Chipotle Mexican Grill, Inc. (a)	27	1,611
D.R. Horton, Inc.	6	826

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Darden Restaurants, Inc.	2	439
Deckers Outdoor Corporation (a)	3	621
Dick's Sporting Goods, Inc.	1	264
DoorDash, Inc. - Class A (a)	7	1,176
eBay Inc.	9	584
Expedia Group, Inc. (a)	2	459
Floor & Decor Holdings, Inc. - Class A (a)	2	213
Flutter Entertainment Public Limited Company (a)	3	817
Genuine Parts Company	3	322
Hilton Worldwide Holdings Inc.	5	1,166
Home Depot, Inc., The	20	7,620
Las Vegas Sands Corp.	7	377
Lennar Corporation - Class A	5	632
Lennar Corporation - Class B	—	25
Lowe`s Companies, Inc.	11	2,764
Lululemon Athletica Inc. (a)	2	806
Marriott International, Inc. - Class A	5	1,276
McDonald's Corporation	14	4,101
MercadoLibre, Inc. (a)	1	1,636
NIKE, Inc. - Class B	23	1,750
NVR, Inc. (a)	—	474
O'Reilly Automotive, Inc. (a)	1	1,351
Pool Corporation	1	261
PulteGroup, Inc.	4	436
Ross Stores, Inc.	6	972
Royal Caribbean Cruises Ltd.	5	1,121
Service Corporation International	3	227
Starbucks Corporation	22	2,048
TJX Companies, Inc., The	22	2,685
Tractor Supply Company	11	569
Ulta Beauty, Inc. (a)	1	404
Williams-Sonoma, Inc.	2	449
Yum! Brands, Inc.	6	741
		48,854
Industrials 8.1%
Allegion Public Limited Company	2	230
AMETEK, Inc.	5	819
Booz Allen Hamilton Holding Corporation - Class A	3	331
Carlisle Companies Incorporated	1	338
Carrier Global Corporation	17	1,131
Cintas Corporation	7	1,247
CNH Industrial N.V.	18	198
Copart, Inc. (a)	17	996
CSX Corporation	38	1,229
Cummins Inc.	3	936
Deere & Company	5	2,101
Delta Air Lines, Inc.	13	771
Eaton Corporation Public Limited Company	8	2,589
Emerson Electric Co.	11	1,389
Equifax Inc.	2	613
Expeditors International of Washington, Inc. - Class A	3	302
Fastenal Company	11	812
FedEx Corporation	4	1,238
Hubbell Incorporated	1	439
Illinois Tool Works Inc.	6	1,474
Ingersoll Rand Inc.	8	723
J.B. Hunt Transport Services, Inc.	2	282
Johnson Controls International Public Limited Company	13	1,040
Lennox International Inc.	1	375
Masco Corporation	4	307
Norfolk Southern Corporation	4	1,041
Nvent Electric Public Limited Company	3	224
Old Dominion Freight Line, Inc.	4	647
Otis Worldwide Corporation	8	732
Owens Corning	2	290
Pentair Public Limited Company	3	328
Regal Rexnord Corporation	1	207
Republic Services, Inc.	4	815
Rockwell Automation, Inc.	2	651
Rollins, Inc.	6	274
Saia, Inc. (a)	1	238
Tetra Tech, Inc.	5	210
Trane Technologies Public Limited Company	4	1,648
TransUnion	4	360
U-Haul Holding Company (a) (c)	—	8
Union Pacific Corporation	12	2,727
United Parcel Service, Inc. - Class B	14	1,816
United Rentals, Inc.	1	909
Verisk Analytics, Inc.	3	776
Waste Management, Inc.	7	1,467
Watsco, Inc.	1	329
Xylem Inc.	5	558
		38,165
Communication Services 6.0%
AT&T Inc.	142	3,225
Comcast Corporation - Class A	75	2,828
Electronic Arts Inc.	5	679
Former Charter Communications Parent, Inc. - Class A (a)	2	670
Fox Corporation - Class A	5	219
Fox Corporation - Class B	2	114
Liberty Media Corporation - Series A (a)	1	44
Liberty Media Corporation - Series C (a)	4	380
Live Nation Entertainment, Inc. (a)	3	375
Netflix, Inc. (a)	8	7,522
News Corporation - Class A	7	203
News Corporation - Class B (c)	2	64
Omnicom Group Inc.	4	336
Pinterest, Inc. - Class A (a)	12	337
Roblox Corporation - Class A (a)	11	628
Snap Inc. - Class A (a)	21	224
Take-Two Interactive Software, Inc. (a)	3	592
T-Mobile US, Inc.	10	2,111
Verizon Communications Inc.	83	3,319
Walt Disney Company, The	36	3,992
Warner Bros. Discovery, Inc. - Series A (a)	44	463
		28,325
Consumer Staples 4.9%
Brown-Forman Corporation - Class A	1	38
Brown-Forman Corporation - Class B (c)	6	220
Campbell's Company, The	4	162
Church & Dwight Co., Inc.	5	503
Colgate-Palmolive Company	16	1,468
Constellation Brands, Inc. - Class A	3	702
Dollar General Corporation	4	325
Dollar Tree, Inc. (a)	4	300
General Mills, Inc.	11	707
Kenvue Inc.	34	729
Kroger Co., The	13	812
Mondelez International, Inc. - Class A	26	1,582
PepsiCo, Inc.	27	4,127
Performance Food Group Company (a)	3	253
Sysco Corporation	10	752
Target Corporation	9	1,236
The Clorox Company	2	405
The Hershey Company	3	497
US Foods Holding Corp. (a)	5	306
Walmart Inc.	86	7,733
		22,857
Real Estate 4.5%
Alexandria Real Estate Equities, Inc.	3	298
American Homes 4 Rent - Class A	6	229
American Tower Corporation	9	1,688
AvalonBay Communities, Inc.	3	615
BXP, Inc.	3	233
Camden Property Trust	2	245
CBRE Group, Inc. - Class A (a)	6	785
CoStar Group, Inc. (a)	8	579
Crown Castle Inc.	9	774
Digital Realty Trust, Inc.	7	1,160
Equinix, Inc.	2	1,796
Equity Lifestyle Properties, Inc.	4	241
Equity Residential	7	478
Essex Property Trust, Inc.	1	362
Extra Space Storage Inc.	4	625
Gaming and Leisure Properties, Inc.	5	253
Host Hotels & Resorts, Inc.	14	242

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Invitation Homes Inc.	11	365
Iron Mountain Incorporated	6	612
Jones Lang LaSalle Incorporated (a)	1	246
Kimco Realty OP, LLC	13	310
Mid-America Apartment Communities, Inc.	2	358
ProLogis Inc.	18	1,928
Public Storage Operating Company	3	935
Realty Income Corporation	17	919
Regency Centers Corporation	3	246
SBA Communications Corporation - Class A	2	433
Simon Property Group, Inc.	6	1,038
Sun Communities, Inc.	2	300
UDR, Inc.	6	258
Ventas, Inc.	8	488
VICI Properties Inc.	21	600
W.P. Carey Inc.	4	239
Welltower Inc.	3	399
Weyerhaeuser Company	14	400
Zillow Group, Inc. - Class A (a)	1	67
Zillow Group, Inc. - Class C (a)	3	235
		20,979
Materials 2.6%
Air Products and Chemicals, Inc.	4	1,269
Albemarle Corporation (c)	2	194
Amcor Pty Ltd (c)	28	267
Avery Dennison Corporation	2	294
Ball Corporation	6	327
CRH Public Limited Company	13	1,240
Dow Inc.	14	552
Eastman Chemical Company	2	216
Ecolab Inc.	5	1,179
International Flavors & Fragrances Inc.	5	424
Linde Public Limited Company	9	3,928
LyondellBasell Industries N.V. - Class A	5	383
Newmont Corporation	22	836
Packaging Corporation of America	2	393
PPG Industries, Inc.	5	558
Reliance, Inc.	1	291
		12,351
Energy 2.4%
Baker Hughes Company - Class A	20	804
Cheniere Energy, Inc.	4	954
Halliburton Company	18	479
Hess Corporation	5	726
Kinder Morgan, Inc.	39	1,064
Marathon Petroleum Corporation	6	884
ONEOK, Inc.	12	1,154
Phillips 66	8	924
Schlumberger Limited	28	1,068
Targa Resources Corp.	4	764
Texas Pacific Land Corporation	—	417
Valero Energy Corporation	6	774
Williams Companies, Inc., The	24	1,298
		11,310
Utilities 1.9%
Alliant Energy Corporation	5	302
American Water Works Company, Inc.	4	481
CMS Energy Corporation	6	388
Consolidated Edison, Inc.	7	606
Eversource Energy	7	405
Exelon Corporation	20	741
NextEra Energy, Inc.	40	2,901
NiSource Inc.	9	345
Public Service Enterprise Group Incorporated	10	834
Sempra	12	1,089
XCEL Energy Inc.	11	765
		8,857
Total Common Stocks (cost $399,427)		469,600
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.36% (b) (d)	1,166	1,166
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (b) (d)	270	270
Total Short Term Investments (cost $1,436)		1,436
Total Investments 100.0% (cost $400,863)		471,036
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net 0.0%		160
Total Net Assets 100.0%		471,190

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	631	272	150	25	46	302	1,101	0.2
JNL Government Money Market Fund, 4.36% - Class I	1,200	121,858	121,892	109	—	—	1,166	0.2
JNL Government Money Market Fund, 4.46% - Class SL	83	9,039	8,852	7	—	—	270	0.1
	1,914	131,169	130,894	141	46	302	2,537	0.5

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	March 2025	1,510	(6)	(26)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	469,600	—	—	469,600
Short Term Investments	1,436	—	—	1,436
	471,036	—	—	471,036
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(26)	—	—	(26)
	(26)	—	—	(26)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.3%
Health Care 26.6%
Agilent Technologies, Inc.	237	31,901
Amgen Inc.	62	16,198
Bio-Rad Laboratories, Inc. - Class A (a)	100	32,896
Bristol-Myers Squibb Company	641	36,263
Danaher Corporation	72	16,569
GE HealthCare Technologies Inc.	390	30,475
Gilead Sciences, Inc.	383	35,423
Merck & Co., Inc.	170	16,946
Pfizer Inc.	1,226	32,516
Thermo Fisher Scientific Inc.	32	16,542
Veeva Systems Inc. - Class A (a)	149	31,252
West Pharmaceutical Services, Inc.	53	17,490
Zimmer Biomet Holdings, Inc.	315	33,248
		347,719
Industrials 21.3%
Allegion Public Limited Company	239	31,230
Boeing Company, The (a)	201	35,652
Emerson Electric Co.	160	19,781
Equifax Inc.	65	16,481
Honeywell International Inc.	79	17,892
Huntington Ingalls Industries, Inc.	151	28,585
IDEX Corporation	82	17,140
Masco Corporation	214	15,540
Northrop Grumman Corporation	36	16,765
Otis Worldwide Corporation	177	16,355
TransUnion	331	30,693
United Parcel Service, Inc. - Class B	258	32,587
		278,701
Information Technology 15.6%
Adobe Inc. (a)	59	26,056
Autodesk, Inc. (a)	62	18,235
Lam Research Corporation	202	14,618
Microchip Technology Incorporated	486	27,884
Microsoft Corporation	38	15,898
Monolithic Power Systems, Inc.	27	16,117
NXP Semiconductors N.V.	147	30,488
Salesforce, Inc.	64	21,280
Teradyne, Inc.	261	32,865
		203,441
Consumer Staples 14.1%
Altria Group, Inc.	619	32,371
Brown-Forman Corporation - Class B	734	27,875
Campbell's Company, The	728	30,494
Constellation Brands, Inc. - Class A	71	15,654
Kenvue Inc.	1,481	31,618
Mondelez International, Inc. - Class A	269	16,079
The Estee Lauder Companies Inc. - Class A	404	30,262
		184,353
Financials 6.3%
Charles Schwab Corporation, The	255	18,840
MarketAxess Holdings Inc.	137	30,972
U.S. Bancorp	694	33,192
		83,004
Materials 6.1%
Air Products and Chemicals, Inc.	59	17,031
Corteva, Inc.	575	32,780
International Flavors & Fragrances Inc.	351	29,691
		79,502
Communication Services 5.5%
Alphabet Inc. - Class A	188	35,639
Walt Disney Company, The	331	36,903
		72,542
Consumer Discretionary 3.8%
Amazon.com, Inc. (a)	86	18,778
NIKE, Inc. - Class B	416	31,486
		50,264
Total Common Stocks (cost $1,262,028)		1,299,526
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	5,062	5,062
Total Short Term Investments (cost $5,062)		5,062
Total Investments 99.7% (cost $1,267,090)		1,304,588
Other Derivative Instruments (0.0)%		(27)
Other Assets and Liabilities, Net 0.3%		3,476
Total Net Assets 100.0%		1,308,037

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	17,687	811	20,798	285	4,816	(2,516)	—	—
JNL Government Money Market Fund, 4.36% - Class I	8,536	249,011	252,485	255	—	—	5,062	0.4
JNL Government Money Market Fund, 4.46% - Class SL	—	13,851	13,851	7	—	—	—	—
	26,223	263,673	287,134	547	4,816	(2,516)	5,062	0.4

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	25	March 2025	7,455	(27)	(35)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	1,299,526	—	—	1,299,526
Short Term Investments	5,062	—	—	5,062
	1,304,588	—	—	1,304,588
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(35)	—	—	(35)
	(35)	—	—	(35)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 60.7%
Financials 33.4%
AIG Global Funding
6.03%, 09/25/26 (a) (b)	385	388
American Express Company
5.25%, (SOFR + 0.65%), 11/04/26 (a)	665	665
Bank of America Corporation
4.00%, 01/22/25	174	174
6.02%, (SOFR + 1.33%), 04/02/26 (a)	290	290
1.20%, 10/24/26	410	398
Bank of New York Mellon Corporation, The
3.00%, 02/24/25	300	299
Capital One Financial Corporation
3.20%, 02/05/25	642	640
Caterpillar Financial Services Corporation
5.07%, (SOFR + 0.52%), 05/14/27 (a)	860	861
Citigroup Inc.
5.27%, (SOFR + 0.71%), 11/19/27 (a)	870	871
Goldman Sachs Bank USA
5.30%, (SOFR + 0.75%), 05/21/27 (a)	950	951
John Deere Capital Corporation
4.97%, (SOFR + 0.44%), 03/06/26 (a)	635	635
5.12%, (SOFR + 0.60%), 06/11/27 (a)	150	151
JPMorgan Chase & Co.
5.53%, (SOFR + 0.89%), 04/22/27 (a)	150	151
5.15%, 09/22/27 (a)	790	793
Marsh & Mclennan Companies, Inc.
5.27%, 11/08/27 (a)	315	316
Morgan Stanley
5.50%, (SOFR + 0.95%), 02/18/26 (a)	671	672
Morgan Stanley Bank, National Association
5.44%, (SOFR + 0.78%), 07/16/25 (a)	35	35
New York Life Global Funding
5.11%, 08/28/26 (a) (b)	400	401
Nordea Bank Abp
5.18%, (SOFR + 0.74%), 03/19/27 (a) (b)	267	268
PepsiCo Singapore Financing I Pte. Ltd.
5.11%, 02/16/27 (a)	225	226
Protective Life Global Funding
5.44%, (SOFR + 0.98%), 03/28/25 (a) (b)	378	379
Royal Bank of Canada
5.09%, (SOFR + 0.44%), 01/21/25 (a) (c)	423	423
State Street Corporation
5.43%, (SOFR + 0.84%), 08/03/26 (a)	115	116
5.28%, (SOFR + 0.64%), 10/22/27 (a)	460	462
U.S. Bank National Association
5.34%, (SOFR + 0.69%), 10/22/27 (a) (d)	655	655
UBS Group AG
2.19%, 06/05/26 (b) (c)	475	469
1.31%, 02/02/27 (b) (c)	205	196
Wells Fargo Bank, National Association
5.58%, (SOFR + 1.07%), 12/11/26 (a)	840	848
		12,733
Health Care 5.9%
Amgen Inc.
5.25%, 03/02/25	533	533
Bristol-Myers Squibb Company
5.04%, 02/20/26 (a)	264	265
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	515	515
Roche Holdings, Inc.
5.07%, (SOFR + 0.56%), 03/10/25 (a) (b)	313	313
UnitedHealth Group Incorporated
5.17%, 07/15/26 (a)	593	594
		2,220
Energy 4.0%
Enbridge Energy Partners, L.P.
5.88%, 10/15/25	185	186
Enterprise Products Operating LLC
3.75%, 02/15/25	434	433
Exxon Mobil Corporation
2.71%, 03/06/25	466	464
Spectra Energy Partners, LP
3.50%, 03/15/25	449	447
		1,530
Communication Services 3.9%
AT&T Inc.
1.70%, 03/25/26	495	477
Comcast Corporation
3.95%, 10/15/25	650	646
T-Mobile USA, Inc.
3.50%, 04/15/25	345	344
		1,467
Utilities 3.5%
Consolidated Edison Company of New York, Inc.
5.07%, 11/18/27 (a)	220	220
Georgia Power Company
5.32%, 05/08/25 (a)	487	488
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (e)	250	250
5.39%, 01/29/26 (a)	384	385
		1,343
Information Technology 3.1%
Broadcom Inc.
3.15%, 11/15/25	420	414
Intel Corporation
3.40%, 03/25/25	391	390
Oracle Corporation
2.50%, 04/01/25	375	373
		1,177
Real Estate 2.3%
Simon Property Group, L.P.
3.50%, 09/01/25	890	884
Industrials 2.2%
General Electric Company
5.20%, (3 Month Term SOFR + 0.64%), 05/05/26 (a) (e)	443	444
RTX Corporation
3.95%, 08/16/25	406	404
		848
Consumer Discretionary 1.4%
Lowe`s Companies, Inc.
4.00%, 04/15/25	530	529
Consumer Staples 1.0%
PepsiCo, Inc.
4.96%, (SOFR + 0.40%), 02/13/26 (a)	384	385
Total Corporate Bonds And Notes (cost $23,105)		23,116
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 17.6%
Ally Auto Receivables Trust 2024-2
Series 2024-A2-2, 4.46%, 07/15/27	100	100
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	129	130
Auxilior Term Funding 2024-1, LLC
Series 2024-A2-1A, 5.84%, 03/15/27	100	101
Bank of America Auto Trust 2023-1
Series 2023-A2-1A, 5.83%, 05/15/26	130	130
BMW Vehicle Lease Trust 2024-2
Series 2024-A2A-2, 4.29%, 06/25/26	200	200
BofA Auto Trust 2024-1
Series 2024-A2-1A, 5.57%, 12/15/26	253	254
CarMax Auto Owner Trust 2024-1
Series 2024-A2A-1, 5.30%, 11/17/25	128	129
CarMax Auto Owner Trust 2024-4
Series 2024-A2A-4, 4.67%, 12/15/27	119	119
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	82	81
CCG Receivables Trust 2023-1
Series 2023-A2-1, 5.82%, 09/16/30	89	90
Citizens Auto Receivables Trust 2024-2
Series 2024-A2A-2, 5.54%, 09/15/25	280	281
CNH Equipment Trust 2024-A
Series 2024-A2B-B, 5.00%, (SOFR 30-Day Average + 0.40%), 03/16/26 (a)	122	122

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Daimler Trucks Retail Trust 2024-1
Series 2024-A2-1, 5.60%, 04/15/26	207	208
Dell Equipment Finance Trust 2024-1
Series 2024-A2-1, 5.58%, 11/24/25	241	242
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	133	134
DLLST 2024-1 LLC
Series 2024-A2-1A, 5.33%, 07/20/25	75	75
Ford Credit Auto Owner Trust 2024-B
Series 2024-A2A-B, 5.40%, 02/15/26	236	237
GECU Auto Receivables Trust 2023-1
Series 2023-A2-1A, 5.95%, 03/15/27	134	135
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A2A-3, 4.29%, 04/20/26	203	203
GM Financial Consumer Automobile Receivables Trust 2024-3
Series 2024-A2A-3, 5.35%, 02/16/26	557	560
Harley-Davidson Motorcycle Trust 2024-A
Series 2024-A2-A, 5.65%, 11/17/25	567	569
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	289	291
Hyundai Auto Receivables Trust 2024-A
Series 2024-A2A-A, 5.29%, 04/15/27	356	357
Hyundai Auto Receivables Trust 2024-B
Series 2024-A2A-B, 5.15%, 06/15/27	77	77
John Deere Owner Trust 2024-B
Series 2024-A2A-B, 5.42%, 05/17/27	207	208
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-A2A-1A, 4.45%, 07/22/26	273	273
Porsche Innovative Lease Owner Trust 2024-2
Series 2024-A2A-2A, 4.47%, 01/20/26	258	258
SBNA Auto Lease Trust 2024-A
Series 2024-A2-A, 5.45%, 05/20/25	182	182
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	392	394
Tesla Auto Lease Trust 2023-B
Series 2023-A2-B, 6.02%, 02/20/25	92	92
Verizon Master Trust
Series 2024-A1B-4, 5.15%, (SOFR 30-Day Average + 0.55%), 06/20/26 (a)	50	50
Series 2024-A1B-3, REMIC, 5.18%, (SOFR 30-Day Average + 0.58%), 04/20/27 (a)	307	308
Volkswagen Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.40%, 01/20/26	106	107
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,672)		6,697
SHORT TERM INVESTMENTS 14.4%
Investment Companies 14.4%
JNL Government Money Market Fund - Class I, 4.36% (f) (g)	5,510	5,510
Total Short Term Investments (cost $5,510)		5,510
Total Investments 92.7% (cost $35,287)		35,323
Other Derivative Instruments 0.6%		211
Other Assets and Liabilities, Net 6.7%		2,569
Total Net Assets 100.0%		38,103

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $2,414 and 6.3% of the Fund.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	12,749	100,902	108,141	350	—	—	5,510	14.5

JNL/Neuberger Berman Commodity Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 5.34%, 10/22/27	10/17/24	655	655	1.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	32	May 2025	2,126	(82)	(82)
Brent Crude	46	March 2025	3,292	30	107
Cattle Feeder	3	March 2025	383	3	12
Cocoa	8	March 2025	612	13	322
Coffee C	17	March 2025	1,776	(8)	263
Copper	23	May 2025	2,548	(38)	(214)
Corn	101	May 2025	2,227	29	125
Cotton No. 2	2	May 2025	71	—	(2)
Crude Oil, WTI	43	May 2025	2,954	29	77
Gasoline, RBOB	17	March 2025	1,414	15	35
Gold, 100 Oz.	26	February 2025	7,238	60	(371)
KC HRW Wheat	30	July 2025	860	5	4
Lead	12	March 2025	622	(38)	(37)
Lean Hogs	1	February 2025	34	—	(2)
Live Cattle	24	March 2025	1,790	12	50
Low Sulfur Gasoil	8	March 2025	527	3	23
Natural Gas	33	July 2025	1,069	(35)	93
Nickel	5	March 2025	485	(26)	(26)
Palladium	1	March 2025	105	1	(14)
Platinum	2	April 2025	94	(1)	(3)
Silver	10	March 2025	1,669	(9)	(206)
Soybean	26	July 2025	1,322	25	23
Soybean Meal	25	May 2025	769	14	37
Soybean Oil	70	May 2025	1,913	4	(204)
Sugar No. 11	64	July 2025	1,430	4	(151)
Wheat	24	May 2025	713	4	(39)
Zinc	25	July 2025	1,958	(88)	(88)
				(74)	(268)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	23,116	—	23,116
Non-U.S. Government Agency Asset-Backed Securities	—	6,697	—	6,697
Short Term Investments	5,510	—	—	5,510
	5,510	29,813	—	35,323
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,171	—	—	1,171
	1,171	—	—	1,171
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,439)	—	—	(1,439)
	(1,439)	—	—	(1,439)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 68.6%
Financials 39.3%
AIG Global Funding
6.03%, 09/25/26 (a) (b)	580	585
American Express Company
5.25%, (SOFR + 0.65%), 11/04/26 (a)	425	425
Bank of America Corporation
4.00%, 01/22/25	484	484
1.20%, 10/24/26	780	758
Bank of New York Mellon Corporation, The
3.00%, 02/24/25	440	439
Capital One Financial Corporation
3.20%, 02/05/25	1,058	1,054
Caterpillar Financial Services Corporation
5.07%, (SOFR + 0.52%), 05/14/27 (a)	950	951
Citigroup Inc.
5.27%, (SOFR + 0.71%), 11/19/27 (a)	1,455	1,456
Goldman Sachs Bank USA
5.30%, (SOFR + 0.75%), 05/21/27 (a)	1,410	1,411
John Deere Capital Corporation
4.97%, (SOFR + 0.44%), 03/06/26 (a)	690	690
5.12%, (SOFR + 0.60%), 06/11/27 (a)	230	231
JPMorgan Chase & Co.
5.53%, (SOFR + 0.89%), 04/22/27 (a)	220	221
5.15%, 09/22/27 (a)	1,175	1,180
Marsh & Mclennan Companies, Inc.
5.27%, 11/08/27 (a)	470	472
Morgan Stanley
5.50%, (SOFR + 0.95%), 02/18/26 (a)	1,200	1,201
Morgan Stanley Bank, National Association
5.44%, (SOFR + 0.78%), 07/16/25 (a)	40	40
New York Life Global Funding
5.11%, 08/28/26 (a) (b)	680	682
Nordea Bank Abp
5.18%, (SOFR + 0.74%), 03/19/27 (a) (b)	270	271
PepsiCo Singapore Financing I Pte. Ltd.
5.11%, 02/16/27 (a)	530	532
PNC Bank, National Association
2.95%, 02/23/25	500	499
5.04%, (SOFR + 0.50%), 01/15/27 (a)	500	500
Royal Bank of Canada
5.38%, 10/18/27 (a) (c)	897	899
State Street Corporation
5.43%, (SOFR + 0.84%), 08/03/26 (a)	195	196
5.28%, (SOFR + 0.64%), 10/22/27 (a)	770	774
Toyota Motor Credit Corporation
5.13%, 04/10/26 (a)	285	285
5.35%, 08/07/26 (a)	600	603
Truist Financial Corporation
1.20%, 08/05/25	875	857
U.S. Bank National Association
5.34%, (SOFR + 0.69%), 10/22/27 (a) (d)	1,125	1,124
UBS Group AG
2.19%, 06/05/26 (b) (c)	705	696
1.31%, 02/02/27 (b) (c)	340	326
Wells Fargo Bank, National Association
5.58%, (SOFR + 1.07%), 12/11/26 (a)	945	955
		20,797
Health Care 6.2%
Amgen Inc.
5.25%, 03/02/25	776	776
Bristol-Myers Squibb Company
5.04%, 02/20/26 (a)	480	481
CVS Health Corporation
3.88%, 07/20/25	410	407
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	580	580
Roche Holdings, Inc.
5.07%, (SOFR + 0.56%), 03/10/25 (a) (b)	200	200
UnitedHealth Group Incorporated
5.17%, 07/15/26 (a)	833	835
		3,279
Utilities 4.6%
Consolidated Edison Company of New York, Inc.
5.07%, 11/18/27 (a)	365	366
Georgia Power Company
5.32%, 05/08/25 (a)	745	747
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (e)	500	501
5.39%, 01/29/26 (a)	405	406
Pacific Gas And Electric Company
3.45%, 07/01/25	425	422
		2,442
Communication Services 4.5%
AT&T Inc.
1.70%, 03/25/26	735	709
Comcast Corporation
3.38%, 08/15/25	735	729
Fox Corporation
3.05%, 04/07/25	460	458
T-Mobile USA, Inc.
3.50%, 04/15/25	495	493
		2,389
Energy 3.6%
Enbridge Energy Partners, L.P.
5.88%, 10/15/25	470	473
Enterprise Products Operating LLC
3.75%, 02/15/25	495	494
Exxon Mobil Corporation
2.71%, 03/06/25	485	483
Spectra Energy Partners, LP
3.50%, 03/15/25	467	465
		1,915
Consumer Discretionary 2.8%
Home Depot, Inc., The
4.72%, (SOFR + 0.33%), 12/24/25 (a)	695	696
Lowe`s Companies, Inc.
4.00%, 04/15/25	797	795
		1,491
Real Estate 2.4%
Simon Property Group, L.P.
3.50%, 09/01/25	1,265	1,256
Industrials 2.4%
General Electric Company
5.20%, (3 Month Term SOFR + 0.64%), 05/05/26 (a) (e)	645	646
RTX Corporation
3.95%, 08/16/25	602	599
		1,245
Information Technology 2.3%
Broadcom Inc.
3.15%, 11/15/25	625	617
Intel Corporation
3.40%, 03/25/25	579	577
		1,194
Consumer Staples 0.5%
PepsiCo, Inc.
4.96%, (SOFR + 0.40%), 02/13/26 (a)	250	250
Total Corporate Bonds And Notes (cost $36,234)		36,258
INVESTMENT COMPANIES 2.9%
iShares Bitcoin Trust ETF	29	1,534
Total Investment Companies (cost $990)		1,534
SHORT TERM INVESTMENTS 22.4%
U.S. Treasury Bill 16.9%
Treasury, United States Department of
4.50%, 01/21/25	4,000	3,991
4.48%, 02/27/25	5,000	4,967
		8,958

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Investment Companies 5.5%
JNL Government Money Market Fund - Class I, 4.36% (f) (g)	2,901	2,901
Total Short Term Investments (cost $11,856)		11,859
Total Investments 93.9% (cost $49,080)		49,651
Other Derivative Instruments 0.8%		408
Other Assets and Liabilities, Net 5.3%		2,806
Total Net Assets 100.0%		52,865

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $2,760 and 5.2% of the Fund.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	6,335	152,560	155,994	401	—	—	2,901	5.5

JNL/Neuberger Berman Gold Plus Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 5.34%, 10/22/27	10/17/24	1,125	1,124	2.1

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Gold, 100 Oz.	181	February 2025	50,324	415	(2,522)
Palladium	14	March 2025	1,558	12	(285)
Platinum	26	April 2025	1,219	(12)	(35)
Silver	8	March 2025	1,335	(7)	(165)
				408	(3,007)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	36,258	—	36,258
Investment Companies	1,534	—	—	1,534
Short Term Investments	2,901	8,958	—	11,859
	4,435	45,216	—	49,651
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,007)	—	—	(3,007)
	(3,007)	—	—	(3,007)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 46.9%
Mortgage-Backed Securities 33.1%
Federal Home Loan Mortgage Corporation
2.50%, 02/01/51 - 05/01/52	6,905	5,626
3.00%, 12/01/51 - 06/01/52	4,864	4,147
3.50%, 04/01/52 - 12/01/52	6,748	5,972
4.00%, 04/01/52 - 01/01/54	10,152	9,296
4.50%, 06/01/52 - 10/01/52	9,286	8,758
5.00%, 10/01/52 - 11/01/54	17,162	16,589
5.50%, 11/01/52 - 10/01/54	18,435	18,224
6.00%, 01/01/53 - 10/01/54	18,032	18,138
6.50%, 07/01/53 - 03/01/54	1,594	1,630
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 04/01/53	10,848	9,243
3.50%, 05/01/51 - 12/01/52	13,300	11,794
2.50%, 08/01/51 - 07/01/53	19,094	15,608
4.00%, 05/01/52 - 02/01/53	9,805	8,971
4.50%, 07/01/52 - 02/01/54	10,143	9,563
5.00%, 08/01/52 - 08/01/54	19,544	18,900
5.50%, 12/01/52 - 07/01/54	30,715	30,376
6.00%, 01/01/53 - 05/01/54	17,113	17,230
6.50%, 01/01/54	227	232
TBA, 5.50%, 01/15/55 (a)	7,210	7,111
Government National Mortgage Association
5.00%, 11/20/52 - 10/20/54	3,990	3,876
5.50%, 06/20/53 - 08/20/54	2,195	2,177
TBA, 5.00%, 01/15/55 (a)	5,010	4,859
TBA, 5.50%, 01/15/55 (a)	5,340	5,292
		233,612
Collateralized Mortgage Obligations 9.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 6.47%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	1,416	1,436
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 6.22%, (SOFR 30-Day Average + 1.65%), 12/25/41 (b)	498	503
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 9.07%, (SOFR 30-Day Average + 4.50%), 01/27/42 (b)	2,035	2,145
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 8.07%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	3,060	3,210
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 7.67%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	2,733	2,840
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 8.17%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	338	356
Series 2022-1B1-R08, REMIC, 10.17%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,342
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 8.32%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,630
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 7.92%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	1,013
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	914
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	448
Series 2022-M2-DNA1, REMIC, 7.07%, (SOFR 30-Day Average + 2.50%), 01/25/29 (b)	897	915
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	1,314
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	246
Series 2021-B1-DNA6, REMIC, 7.97%, (SOFR 30-Day Average + 3.40%), 10/25/41 (b)	1,482	1,530
Series 2021-M2-DNA7, REMIC, 6.37%, (SOFR 30-Day Average + 1.80%), 11/25/41 (b)	855	864
Series 2022-M2-DNA2, REMIC, 8.32%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	3,799	3,984
Series 2022-M2-HQA1, REMIC, 9.82%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,649
Series 2022-B1-HQA1, REMIC, 11.57%, (SOFR 30-Day Average + 7.00%), 03/25/42 (b)	1,550	1,699
Series 2022-M1B-DNA3, REMIC, 7.47%, (SOFR 30-Day Average + 2.90%), 04/25/42 (b)	917	949
Series 2022-M2-DNA3, REMIC, 8.92%, (SOFR 30-Day Average + 4.35%), 04/25/42 (b)	1,869	1,991
Series 2022-M1B-DNA5, REMIC, 9.07%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,359
Series 2022-M1B-HQA3, REMIC, 8.12%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,531
Series 2022-M1B-DNA6, REMIC, 8.27%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	3,266	3,450
Series 2024-M2-DNA1, REMIC, 6.52%, (SOFR 30-Day Average + 1.95%), 02/25/44 (b)	593	601
Series 2024-M2-HQA1, REMIC, 6.57%, (SOFR 30-Day Average + 2.00%), 03/25/44 (b)	1,613	1,634
Interest Only, Series SA-4456, REMIC, 1.44%, (6.04% - (SOFR 30-Day Average * 1)), 03/15/45 (b)	858	84
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	1,687	338
Series FK-5471, REMIC, 5.72%, (SOFR 30-Day Average + 1.15%), 08/25/54 (b)	1,941	1,934
Series FA-5475, REMIC, 5.67%, (SOFR 30-Day Average + 1.10%), 11/25/54 (b)	665	663
Series FB-5474, REMIC, 5.72%, (SOFR 30-Day Average + 1.15%), 11/25/54 (b)	2,146	2,143
Series FH-5473, REMIC, 5.72%, (SOFR 30-Day Average + 1.15%), 11/25/54 (b)	2,165	2,163
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	1,749	308
Interest Only, Series C24-418, 4.00%, 08/01/43	2,132	372
Series 2018-1M2-C05, REMIC, 7.03%, (SOFR 30-Day Average + 2.46%), 01/27/31 (b)	845	867
Interest Only, Series 2018-ST-18, REMIC, 1.42%, (5.99% - (SOFR 30-Day Average * 1)), 12/25/44 (b)	1,668	159
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	3,085	557
Series 2024-FD-61, REMIC, 5.57%, (SOFR 30-Day Average + 1.00%), 03/25/53 (b)	1,380	1,365
Series 2024-FA-10, REMIC, 5.67%, (SOFR 30-Day Average + 1.10%), 03/25/54 (b)	1,427	1,420
Series 2024-FA-40, REMIC, 5.72%, (SOFR 30-Day Average + 1.15%), 03/25/54 (b)	1,650	1,646
Series 2024-FA-67, REMIC, 5.74%, (SOFR 30-Day Average + 1.17%), 09/25/54 (b)	2,033	2,034
Series 2024-JF-76, REMIC, 5.82%, (SOFR 30-Day Average + 1.25%), 11/25/54 (b)	1,947	1,953
Government National Mortgage Association
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,528	1,141
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	777	581
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	4,938	592
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	3,755	547
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,363	1,088
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,389	1,095
Series 2023-FL-116, REMIC, 5.75%, (SOFR 30-Day Average + 1.15%), 08/20/53 (b)	1,143	1,151
Series 2024-FA-61, REMIC, 5.75%, (SOFR 30-Day Average + 1.15%), 04/20/54 (b)	848	843
Series 2024-F-104, REMIC, 5.60%, (SOFR 30-Day Average + 1.00%), 06/20/54 (b)	1,395	1,394
		67,991
Sovereign 4.2%
Angola, Government of
8.00%, 11/26/29 (c)	335	299
9.38%, 05/08/48 (c)	1,065	871
Cabinet of Ministers of Ukraine
0.00%, 02/01/30 - 02/01/36 (c) (d)	313	164
1.75%, 02/01/34 - 02/01/36 (c) (d)	542	298

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	6,033	1,601
5.40%, 08/12/34, PEN	216	52
6.90%, 08/12/37, PEN	2,601	688
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	300	250
8.00%, 11/14/35	225	227
8.38%, 11/07/54 (e)	115	111
Gobierno de la Republica de Costa Rica
7.16%, 03/12/45 (f)	240	246
Gobierno de la Republica de Guatemala
6.55%, 02/06/37 (c)	135	133
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (c) (d)	210	146
5.50%, 07/31/35 (c) (d)	280	159
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (c)	470	450
5.40%, 03/30/50 (c)	465	394
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	340	311
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31 - 11/23/34, MXN	55,986	2,284
4.40%, 02/12/52	1,130	764
6.34%, 05/04/53	340	303
Government of Saudi Arabia
3.25%, 11/17/51 (c)	440	277
3.75%, 01/21/55 (c)	335	222
Government of the Republic of Panama
6.40%, 02/14/35	455	413
Government of the Sultanate of Oman
6.50%, 03/08/47 (c)	140	139
7.00%, 01/25/51 (c)	470	493
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	4,683,600	827
7.25%, 10/18/34, COP	1,818,200	305
Ministerul Finantelor Publice
3.63%, 03/27/32 (c)	340	277
4.00%, 02/14/51 (c)	360	225
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	315	308
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	560	498
8.25%, 01/30/37 (c)	200	193
Presidencia da Republica
10.00%, 01/01/25 - 01/01/35, BRL	14,508	1,813
6.13%, 03/15/34	525	490
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	140
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (c)	315	323
6.85%, 01/27/45 (c)	400	394
Republica Bolivariana de Venezuela
0.00%, 12/31/34 (f) (g) (h)	1,719	236
Romania, Government of
4.85%, 07/25/29, RON	3,895	736
8.25%, 09/29/32, RON	6,075	1,322
7.10%, 07/31/34, RON	1,105	225
4.00%, 02/14/51 (f)	712	446
Sandor-Palota
3.25%, 10/22/31, HUF	573,560	1,207
2.25%, 06/22/34, HUF	256,930	459
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,844	652
8.25%, 03/31/32, ZAR	3,472	170
8.88%, 02/28/35, ZAR	6,186	299
7.10%, 11/19/36 (c)	170	166
8.50%, 01/31/37, ZAR	3,050	137
5.65%, 09/27/47	505	377
5.75%, 09/30/49	280	210
7.95%, 11/19/54 (c) (i)	625	599
The Arab Republic of Egypt
8.50%, 01/31/47 (c)	895	691
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	1,062,000	65
6.50%, 02/15/31, IDR	15,241,000	921
7.00%, 02/15/33, IDR	7,626,000	472
6.63%, 02/15/34, IDR	11,056,000	667
4.63%, 04/15/43 (c)	495	440
Urzad Rady Ministrow
7.50%, 07/25/28, PLN	672	173
4.75%, 07/25/29, PLN	1,286	302
6.00%, 10/25/33, PLN	4,134	1,012
5.00%, 10/25/34, PLN	900	203
		29,275
Total Government And Agency Obligations (cost $340,110)		330,878
CORPORATE BONDS AND NOTES 29.5%
Financials 8.6%
ABN AMRO Bank N.V.
5.52%, 12/03/35 (c) (j)	700	684
Acrisure, LLC
8.50%, 06/15/29 (c)	130	135
7.50%, 11/06/30 (c)	135	139
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	175	174
6.75%, 04/15/28 (c)	310	310
7.00%, 01/15/31 (c)	45	45
6.50%, 10/01/31 (c)	50	50
7.38%, 10/01/32 (c)	15	15
Ally Financial Inc.
4.70%, (100, 05/15/28) (k)	241	210
5.54%, 01/17/31	335	332
American Express Company
3.55%, (100, 09/15/26) (k)	185	177
AmWINS Group, Inc.
6.38%, 02/15/29 (c)	60	60
4.88%, 06/30/29 (c)	160	150
AON North America, Inc.
5.75%, 03/01/54	1,175	1,146
Arthur J. Gallagher & Co.
5.55%, 02/15/55	365	351
AssuredPartners, Inc.
7.50%, 02/15/32 (c) (i)	170	183
Azorra Finance Limited
7.75%, 04/15/30 (c)	80	79
Baldwin Insurance Group Holdings LLC
7.13%, 05/15/31 (c)	75	76
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (j) (k)	200	200
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 04/15/25) (b) (f) (k)	550	551
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.62%, 12/10/29 (c)	85	85
Bangkok Bank Public Company Limited
5.65%, 07/05/34 (c)	190	192
Bank of America Corporation
4.38%, (100, 01/27/27) (k)	1,345	1,297
Bank of New York Mellon Corporation, The
3.75%, (100, 12/20/26) (k)	2,655	2,514
Barclays PLC
4.38%, (100, 03/15/28) (j) (k)	710	639
8.00%, (100, 03/15/29) (j) (k)	880	911
9.63%, (100, 12/15/29) (j) (k)	645	709
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (f)	157	171
10.50%, 05/15/28 (c)	370	389
Block, Inc.
6.50%, 05/15/32 (c)	185	187
BNP Paribas
4.50%, (100, 02/25/30) (c) (j) (k)	155	131
4.63%, (100, 02/25/31) (c) (k)	1,540	1,386
7.38%, (100, 08/19/25) (c) (j) (k)	117	118
9.25%, (100, 11/17/27) (c) (j) (k)	135	144

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
BPCE
5.94%, 05/30/35 (c) (j)	555	551
BroadStreet Partners, Inc.
5.88%, 04/15/29 (c)	215	208
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (k)	2,542	2,290
5.00%, (100, 06/01/27) (k)	405	393
Citigroup Inc.
3.88%, (100, 02/18/26) (k)	1,081	1,047
4.15%, (100, 11/15/26) (k)	935	890
7.00%, (100, 08/15/34) (k)	650	686
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (k)	215	205
7.85%, (3 Month Term SOFR + 3.26%), (100, 1/6/25) (b) (k)	275	274
Deutsche Bank Aktiengesellschaft
6.00%, (100, 10/30/25) (k)	200	196
5.40%, 09/11/35 (j)	1,085	1,035
Emirates NBD Bank (P.J.S.C)
6.13%, (100, 03/20/25) (f) (k)	575	574
Fifth Third Bancorp
7.90%, (3 Month Term SOFR + 3.29%), (100, 2/9/2025) (b) (k)	547	545
4.34%, 04/25/33	710	660
Freedom Mortgage Corporation
6.63%, 01/15/27 (c)	30	30
9.25%, 02/01/29 (c)	30	31
9.13%, 05/15/31 (c)	30	31
GA Global Funding Trust
5.20%, 12/09/31 (c)	1,540	1,501
Global Atlantic Financial Company
7.95%, 10/15/54 (c)	685	716
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (c)	80	82
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (k)	195	186
3.80%, (100, 05/10/26) (k)	185	178
4.13%, (100, 11/10/26) (k)	260	249
6.13%, (100, 11/10/34) (k)	570	562
7.50%, (100, 05/10/29) (k)	770	805
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	343
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (c)	245	257
HSBC Holdings PLC
4.00%, (100, 03/09/26) (j) (k)	450	439
4.70%, (100, 03/09/31) (i) (j) (k)	410	362
8.00%, (100, 03/07/28) (i) (k)	295	309
HUB International Limited
7.25%, 06/15/30 (c)	495	508
7.38%, 01/31/32 (c)	60	61
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (k)	383	365
5.63%, (100, 07/15/30) (k)	134	131
5.71%, 02/02/35	585	584
ING Groep N.V.
3.88%, (100, 05/16/27) (j) (k)	1,045	948
4.25%, (100, 05/16/31) (j) (k)	1,005	818
5.75%, (100, 11/16/26) (j) (k)	846	838
Jane Street Group, LLC
6.13%, 11/01/32 (c)	80	79
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (k)	65	63
4.60%, (100, 02/01/25) (k)	87	87
7.41%, (3 Month Term SOFR + 2.84%), (100, 02/01/25) (b) (k)	159	160
2.18%, 06/01/28	1,475	1,386
3.33%, 04/22/52	740	507
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	657
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (j) (k)	210	212
8.00%, (100, 09/27/29) (j) (k)	640	666
5.59%, 11/26/35 (j)	980	970
M&T Bank Corporation
3.50%, (100, 09/01/26) (k)	1,095	1,030
Nationstar Mortgage Holdings Inc.
6.50%, 08/01/29 (c)	445	444
Nationwide Building Society
4.13%, 10/18/32 (c)	835	801
NatWest Group PLC
4.60%, (100, 06/28/31) (j) (k)	1,405	1,187
6.00%, (100, 12/29/25) (j) (k)	205	204
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (j) (k)	1,015	881
OneMain Finance Corporation
6.63%, 01/15/28 - 05/15/29	260	263
7.13%, 11/15/31	235	239
Panther Escrow Issuer LLC
7.13%, 06/01/31 (c)	135	136
Progroup AG
5.38%, 04/15/31, EUR (f) (i)	470	474
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (c)	70	72
Ryan Specialty, LLC
5.88%, 08/01/32 (c)	80	79
Santander UK Group Holdings PLC
6.83%, 11/21/26 (j)	1,010	1,025
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (f) (j) (k)	800	794
Starwood Property Trust, Inc.
7.25%, 04/01/29 (c)	75	77
6.50%, 07/01/30 (c)	165	165
State Street Corporation
1.75%, 02/06/26	865	862
2.90%, 03/30/26	515	512
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	340	330
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (k)	1,990	1,886
5.00%, (100, 11/01/26) (k)	30	30
6.25%, (100, 03/15/30) (k)	465	469
6.88%, 10/20/34	590	644
Truist Financial Corporation
5.10%, (100, 03/01/30) (k)	90	87
5.87%, 06/08/34	1,105	1,125
Turkiye Vakiflar Bankasi T.A.O.
8.99%, 10/05/34 (c)	300	309
U S I, Inc.
7.50%, 01/15/32 (c)	20	21
U.S. Bancorp
3.70%, (100, 01/15/27) (k)	3,445	3,251
UBS Group AG
9.25%, (100, 11/13/33) (c) (j) (k)	815	938
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (f) (j) (k)	1,066	1,069
UWM Holdings Corporation
6.63%, 02/01/30 (c)	70	70
Wells Fargo & Company
3.90%, (100, 03/15/26) (k)	625	606
6.49%, 10/23/34	1,650	1,756
XP Inc.
6.75%, 07/02/29 (c)	280	277
		60,728
Consumer Discretionary 3.8%
888 Acquisitions Limited
10.75%, 05/15/30, GBP (c)	100	125
Allwyn International a.s.
3.88%, 02/15/27, EUR (f)	245	253
Aramark International Finance S.a r.l.
3.13%, 04/01/25, EUR (f)	277	286
B&M European Value Retail S.A.
3.63%, 07/15/25, GBP (f)	124	155
8.13%, 11/15/30, GBP (f)	450	600
Banijay Entertainment
7.00%, 05/01/29, EUR (f)	675	735
7.00%, 05/01/29, EUR (c)	185	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Bath & Body Works, Inc.
6.63%, 10/01/30 (c)	245	247
6.75%, 07/01/36	105	107
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (c)	405	402
Beazer Homes USA, Inc.
5.88%, 10/15/27	80	79
7.50%, 03/15/31 (c)	115	116
Bertrand Franchise Finance
6.50%, 07/18/30, EUR (f)	210	227
6.96%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (b) (f)	100	104
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (f)	935	981
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (f)	300	312
Carnival Corporation
6.00%, 05/01/29 (c)	205	205
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (c)	200	213
Carvana Co.
12.00%, 12/01/28 (c) (l)	34	37
13.00%, 06/01/30 (c) (l)	75	83
14.00%, 06/01/31 (c) (l)	215	258
Ceconomy AG
6.25%, 07/15/29, EUR (f)	320	342
Churchill Downs Incorporated
6.75%, 05/01/31 (c)	265	267
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (f)	546	597
6.50%, 03/15/29, EUR (f)	195	213
Clarios Global LP
4.38%, 05/15/26, EUR (f)	180	186
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (c)	255	265
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (f)	130	162
CT Investment GmbH
6.38%, 04/15/30, EUR (f)	200	216
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (f)	223	252
Dealer Tire, LLC
8.00%, 02/01/28 (c)	145	142
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	200	244
Dufry One B.V.
3.38%, 04/15/28, EUR (f)	377	388
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (f)	270	304
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (f)	285	307
FNAC Darty
6.00%, 04/01/29, EUR (f)	200	216
Food Service Project SL
5.50%, 01/21/27, EUR (f)	110	115
Forvia
2.38%, 06/15/27, EUR (f)	150	147
3.75%, 06/15/28, EUR (f)	100	101
5.50%, 06/15/31, EUR (f) (i)	300	309
Goldstory
6.75%, 02/01/30, EUR (f)	140	151
Grupo Antolin-Irausa SA
3.50%, 04/30/28, EUR (f)	100	76
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (f) (l)	415	453
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (f)	261	272
KB Home
7.25%, 07/15/30	75	77
4.00%, 06/15/31	55	49
LHMC Finco 2 S.A R.L.
7.25%, 10/02/25, EUR (d) (f) (l)	63	65
Light and Wonder International, Inc.
7.25%, 11/15/29 (c)	170	174
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (f)	180	193
Macy's Retail Holdings
5.88%, 03/15/30 (c) (i)	235	224
4.50%, 12/15/34	55	46
Maison Finco PLC
6.00%, 10/31/27, GBP (f)	204	251
MCE Finance Limited
5.63%, 07/17/27 (c)	595	575
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (c)	65	63
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	345	325
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (f)	200	242
Motel One GmbH
7.75%, 04/02/31, EUR (f)	200	223
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (f)	120	120
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (f) (i)	665	700
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (c)	270	270
Next Group PLC
3.63%, 05/18/28, GBP (f)	300	361
PENN Entertainment, Inc.
4.13%, 07/01/29 (c) (i)	130	116
PetSmart, LLC
4.75%, 02/15/28 (c)	145	137
7.75%, 02/15/29 (c)	160	155
Peu (Fin) PLC
7.25%, 07/01/28, EUR (f)	100	108
7.25%, 07/01/28, EUR (c)	210	227
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (c)	251	333
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (f) (k)	200	193
9.75%, 04/15/29 (c)	160	174
Resideo Funding Inc.
6.50%, 07/15/32 (c)	255	255
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28 (c)	80	79
5.63%, 09/30/31 (c)	85	84
6.00%, 02/01/33 (c)	145	145
Schaeffler AG
4.50%, 03/28/30, EUR (f)	400	415
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28	185	176
Six Flags Operations Inc.
5.50%, 04/15/27 (c)	25	25
7.25%, 05/15/31 (c)	345	352
6.63%, 05/01/32 (c)	60	61
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29	435	412
TI Automotive Finance PLC
3.75%, 04/15/29, EUR (f)	180	185
TVL Finance PLC
10.25%, 04/28/28, GBP (f)	239	310
United Parks And Resorts Inc.
5.25%, 08/15/29 (c)	245	234
V.F. Corporation
4.25%, 03/07/29, EUR	275	284
Valeo
5.88%, 04/12/29, EUR (f)	200	221
Verde Purchaser, LLC
10.50%, 11/30/30 (c)	270	291
Viking Cruises Limited
9.13%, 07/15/31 (c)	305	328
Volkswagen International Finance N.V.
3.75%, (100, 12/28/27), EUR (f) (k)	500	499
3.88%, (100, 06/17/29), EUR (f) (k)	200	193
4.38%, (100, 03/28/31), EUR (f) (i) (k)	100	95
Warnermedia Holdings, Inc.
5.05%, 03/15/42	4,690	3,768

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Windsor Holdings III, LLC
8.50%, 06/15/30 (c)	325	342
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	431
ZF Friedrichshafen AG
3.00%, 10/23/29, EUR (f)	700	650
ZF North America Capital, Inc.
6.88%, 04/14/28 (c)	105	105
6.75%, 04/23/30 (c)	40	39
		26,832
Communication Services 3.4%
Altice France
4.13%, 01/15/29, EUR (f)	385	300
Altice France Holding S.A.
5.50%, 01/15/28 (c)	185	138
AT&T Inc.
3.50%, 09/15/53	3,265	2,203
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (f)	800	1,067
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	200	198
CCO Holdings, LLC
5.00%, 02/01/28 (c)	130	125
5.38%, 06/01/29 (c)	185	177
6.38%, 09/01/29 (c)	55	55
4.75%, 03/01/30 (c)	330	301
4.50%, 08/15/30 (c)	130	117
4.25%, 02/01/31 (c)	90	78
4.50%, 05/01/32	140	121
4.50%, 06/01/33 (c)	55	46
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	300	289
9.00%, 09/15/28 (c)	90	94
CommScope, LLC.
9.50%, 12/15/31 (c)	125	130
CSC Holdings, LLC
5.38%, 02/01/28 (c)	105	90
7.50%, 04/01/28 (c)	40	27
11.25%, 05/15/28 (c)	70	69
11.75%, 01/31/29 (c)	175	173
5.75%, 01/15/30 (c)	40	23
4.13%, 12/01/30 (c)	75	54
4.63%, 12/01/30 (c)	80	42
5.00%, 11/15/31 (c)	40	21
Fox Corporation
6.50%, 10/13/33	895	942
Frontier Communications Holdings, LLC
5.88%, 11/01/29	190	189
8.75%, 05/15/30 (c)	75	79
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (c)	185	182
Iliad Holding
5.63%, 10/15/28, EUR (f)	1,051	1,113
7.00%, 10/15/28 - 04/15/32 (c)	190	192
Koninklijke KPN N.V.
6.00%, (100, 09/21/27), EUR (f) (k)	100	110
Level 3 Financing, Inc.
4.88%, 06/15/29 (c)	90	78
11.00%, 11/15/29 (c)	136	153
10.50%, 05/15/30 (c)	55	60
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (f)	1,383	1,432
Lumen Technologies Inc.
4.13%, 04/15/29 (c)	50	45
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (c)	35	36
Midcontinent Communications
8.00%, 08/15/32 (c)	95	97
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	70	68
8.00%, 08/01/29 (c)	185	185
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (f)	120	123
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR	100	113
Optics HoldCo S.r.l.
7.88%, 07/31/28, EUR	688	804
PLT VII Finance S.a r.l.
6.00%, 06/15/31, EUR (f)	200	217
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR (f)	200	206
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (f)	339	396
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (f) (k)	200	202
6.75%, (100, 06/07/31), EUR (f) (i) (k)	300	348
7.13%, (100, 08/23/28), EUR (f) (k)	200	228
T-Mobile USA, Inc.
4.50%, 04/15/50	1,270	1,041
3.40%, 10/15/52	2,075	1,379
United Group B.V.
4.63%, 08/15/28, EUR (f)	180	185
5.25%, 02/01/30, EUR (f)	465	478
6.75%, 02/15/31, EUR (f)	200	214
UPCB Finance VII Limited
3.63%, 06/15/29, EUR (f)	695	713
Verizon Communications Inc.
5.50%, 02/23/54	415	397
2.99%, 10/30/56	1,260	748
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (f)	805	938
Vodafone Group Public Limited Company
4.88%, 06/19/49	1,850	1,594
5.75%, 06/28/54	555	534
4.88%, 10/03/78, GBP (f)	300	372
6.50%, 08/30/84, EUR (f)	500	568
Windstream Services, LLC
8.25%, 10/01/31 (c) (i)	105	108
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c) (i)	185	171
Zegona Finance PLC
6.75%, 07/15/29, EUR (f)	256	282
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (f) (i)	1,008	948
		24,206
Utilities 2.7%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (k)	300	320
Alpha Generation LLC
6.75%, 10/15/32 (c)	200	198
American Electric Power Company, Inc.
7.05%, 12/15/54 (i)	1,040	1,075
Apa Infrastructure Limited
7.13%, 11/09/83, EUR (f)	300	341
AusNet Services Holdings Pty Ltd
1.63%, 03/11/81, EUR (f)	543	542
Calpine Corporation
5.13%, 03/15/28 (c)	70	68
4.63%, 02/01/29 (c)	100	94
5.00%, 02/01/31 (c)	349	328
CenterPoint Energy, Inc.
6.70%, 05/15/55	1,380	1,376
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (c)	225	217
6.45%, 01/24/35 (c)	225	212
Constellation Energy Generation, LLC
6.50%, 10/01/53	345	366
Dominion Energy, Inc.
6.63%, 05/15/55	1,045	1,064
Edison International
5.00%, (100, 12/15/26) (k)	1,265	1,230
EDP, S.A.
5.94%, 04/23/83, EUR (f)	200	218
Electricite de France
2.63%, (100, 12/01/27), EUR (f) (k)	800	783
3.38%, (100, 06/15/30), EUR (f) (k)	400	386
7.50%, (100, 09/06/28), EUR (f) (k)	600	685

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
9.13%, (100, 03/15/33) (c) (k)	300	338
Elia Group
5.85%, (100, 03/15/28), EUR (f) (k)	300	326
ENEL - SPA
6.38%, (100, 04/16/28), EUR (f) (k)	450	499
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (c)	207	224
Evergy, Inc.
6.65%, 06/01/55	625	628
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (f)	273	290
Naturgy Finance Iberia, S.A.
2.37%, (100, 11/23/26), EUR (f) (k)	300	301
NGG Finance PLC
5.63%, 06/18/73, GBP (f)	300	375
NRG Energy, Inc.
10.25%, (100, 03/15/28) (c) (k)	215	238
3.38%, 02/15/29 (c)	155	141
5.75%, 07/15/29 (c)	85	83
6.00%, 02/01/33 (c)	100	97
Orsted A/S
5.13%, (100, 09/14/29), EUR (f) (k)	100	107
5.25%, 12/08/22, EUR (f)	707	757
Pacific Gas And Electric Company
4.95%, 07/01/50	407	353
Sempra
6.40%, 10/01/54	540	534
SSE PLC
4.00%, (100, 01/21/28), EUR (f) (k)	400	416
Stedin Holding N.V.
1.50%, (100, 12/31/26), EUR (f) (k)	200	198
The Southern Company
4.00%, 01/15/51	1,320	1,292
1.88%, 09/15/81, EUR (j)	536	520
UGI International, LLC
2.50%, 12/01/29, EUR (f)	160	154
Vattenfall AB
6.88%, 08/17/83, GBP (f)	300	384
Veolia Environnement
2.50%, (100, 01/20/29), EUR (f) (k)	200	193
5.99%, (100, 11/22/28), EUR (f) (k)	500	554
Vistra Corp.
7.00%, (100, 12/15/26) (c) (k)	395	395
Vistra Operations Company LLC
5.50%, 09/01/26 (c)	30	30
4.38%, 05/01/29 (c)	85	80
7.75%, 10/15/31 (c)	75	79
6.88%, 04/15/32 (c)	190	194
		19,283
Energy 2.4%
3R Lux
9.75%, 02/05/31 (c)	235	243
Antero Midstream Partners LP
6.63%, 02/01/32 (c)	405	408
Archrock Partners, L.P.
6.63%, 09/01/32 (c)	195	195
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (c)	170	174
5.88%, 06/30/29 (c)	250	243
Bip-V Chinook
5.50%, 06/15/31 (c)	720	688
BP Capital Markets P.L.C.
3.25%, (100, 03/22/26), EUR (f) (k)	700	721
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	40	42
8.63%, 11/01/30 (c)	55	58
8.75%, 07/01/31 (c)	30	31
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	321	313
Crescent Energy Finance LLC
7.63%, 04/01/32 (c)	5	5
7.38%, 01/15/33 (c)	120	117
Cullinan Holdco SCSp
4.63%, 10/15/26, EUR (f) (i)	300	291
Diamondback Energy, Inc.
6.25%, 03/15/53	610	607
5.75%, 04/18/54	495	462
DT Midstream, Inc.
4.13%, 06/15/29 (c)	155	145
4.38%, 06/15/31 (c)	130	119
Eastern Energy Gas Holdings, LLC
5.65%, 10/15/54	310	292
Ecopetrol S.A.
4.63%, 11/02/31	395	326
8.38%, 01/19/36	170	164
5.88%, 05/28/45	345	239
Enbridge Inc.
8.25%, 01/15/84 (j)	300	314
Energy Transfer LP
5.95%, 05/15/54	1,135	1,093
EOG Resources, Inc.
5.65%, 12/01/54	485	474
FS Luxembourg S.a r.l.
8.88%, 02/12/31 (c)	340	346
Genesis Energy, L.P.
7.75%, 02/01/28	185	185
7.88%, 05/15/32	49	48
Geopark Limited
5.50%, 01/17/27 (c)	525	504
Gran Tierra Energy Inc.
9.50%, 10/15/29 (c)	340	317
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	370	373
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (c)	125	128
6.88%, 05/15/34 (c)	270	252
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (c)	185	188
Joint Stock Company National Company Kazmunaygas
5.75%, 04/19/47 (c)	375	324
Kinder Morgan, Inc.
5.55%, 06/01/45	675	629
Kinetik Holdings LP
6.63%, 12/15/28 (c)	190	194
5.88%, 06/15/30 (c)	185	182
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	329
MV24 Capital B.V.
6.75%, 06/01/34 (c)	165	156
Noble Finance II LLC
8.00%, 04/15/30 (c)	150	151
Northriver Midstream Finance LP
6.75%, 07/15/32 (c)	55	55
Petrobras Global Finance B.V.
6.00%, 01/13/35	170	157
Petroleos de Venezuela, S.A.
0.00%, 05/16/25 - 04/12/27 (f) (g) (h)	6,339	681
Petroleos Mexicanos
4.75%, 02/26/29, EUR (f)	235	224
6.35%, 02/12/48	505	332
7.69%, 01/23/50	1,475	1,111
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	268
Raizen Fuels Finance S.A.
6.95%, 03/05/54 (c)	225	221
Saudi Arabian Oil Company
5.75%, 07/17/54 (c)	240	224
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (c)	215	194
Tallgrass Energy Partners, LP
5.50%, 01/15/28 (c)	260	250
6.00%, 12/31/30 - 09/01/31 (c)	295	279
Venture Global LNG, Inc.
7.00%, 01/15/30 (c)	90	91
8.38%, 06/01/31 (c)	260	271
9.88%, 02/01/32 (c)	70	77

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (f) (k)	300	288
		16,793
Consumer Staples 1.9%
AA Bond Co Limited
6.50%, 01/31/26, GBP (d) (f)	79	98
6.50%, 01/31/26, GBP (c) (d)	39	49
8.45%, 01/31/28, GBP (d) (f)	409	540
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (f)	175	202
6.00%, 06/01/29 (c)	260	237
7.88%, 02/15/31 (c)	110	113
Amber FinCo PLC
6.63%, 07/15/29, EUR (f)	195	213
Arena Luxembourg Finance S.a r.l.
1.88%, 02/01/28, EUR (f)	180	177
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	215	203
BCP V Modular Services Finance II PLC
4.75%, 11/30/28, EUR (f)	140	142
6.13%, 11/30/28, GBP (f)	178	214
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (f)	100	93
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (f)	300	363
Bellis Finco PLC
4.00%, 02/16/27, GBP (f)	150	177
Champions Financing Inc.
8.75%, 02/15/29 (c) (i)	330	322
Co-operative Group Limited
7.50%, 07/08/26, GBP (d) (e) (f)	100	128
Coty Inc.
5.00%, 04/15/26 (c)	82	82
6.63%, 07/15/30 (c)	160	162
Flora Food Management B.V.
6.88%, 07/02/29, EUR (f)	660	712
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31, GBP (f)	478	639
House of HR Group B.V.
9.00%, 11/03/29, EUR (f)	100	103
Iceland Bondco PLC
10.88%, 12/15/27, GBP (f)	141	188
Imperial Brands Finance PLC
5.88%, 07/01/34 (c)	1,440	1,433
Kapla Holding
6.39%, (3 Month EURIBOR + 3.50%), 07/31/30, EUR (b) (f)	100	104
Loxama
5.75%, 07/15/27, EUR (f)	226	233
Minerva Luxembourg S.A.
8.88%, 09/13/33 (c)	370	384
Multiversity S.p.A.
7.30%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (b) (f)	300	312
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	80	74
Ocado Group PLC
10.50%, 08/08/29, GBP (f)	110	139
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (f)	100	111
Performance Food Group, Inc.
6.13%, 09/15/32 (c)	160	160
Philip Morris International Inc.
5.38%, 02/15/33	540	541
Picard Groupe
6.38%, 07/01/29, EUR (f)	100	108
Post Holdings, Inc.
6.38%, 03/01/33 (c)	275	270
6.25%, 10/15/34 (c)	55	54
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (c)	130	130
6.25%, 01/15/28 (c)	250	248
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (f)	341	345
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (c)	208	222
RAC Bond Co PLC
5.25%, 11/04/27, GBP (d) (f)	100	121
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (c)	45	46
7.75%, 03/15/31 (c)	290	303
Safeway Inc.
5.88%, 02/15/28 (c)	260	259
Sammontana Italia S.P.A.
6.97%, (3 Month EURIBOR + 3.75%), 10/15/31, EUR (b) (f)	219	228
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (f)	264	273
Verisure Holding AB
3.25%, 02/15/27, EUR (f)	495	505
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	906	940
Walgreens Boots Alliance, Inc.
2.13%, 11/20/26, EUR	365	364
Wand NewCo 3, Inc.
7.63%, 01/30/32 (c)	305	314
		13,378
Industrials 1.8%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (f) (k)	300	308
Air France - KLM
4.63%, 05/23/29, EUR (f) (i)	300	319
Ambipar Lux S.a r.l.
9.88%, 02/06/31 (c)	170	170
American Airlines, Inc.
5.75%, 04/20/29 (c)	400	397
Arcosa, Inc.
6.88%, 08/15/32 (c)	50	51
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (f)	200	216
Bombardier Inc.
7.00%, 06/01/32 (c) (i)	255	259
Calderys Financing, LLC
11.25%, 06/01/28 (c)	50	54
11.75%, 06/01/28 (c) (l)	80	81
Chart Industries, Inc.
7.50%, 01/01/30 (c)	240	250
9.50%, 01/01/31 (c)	80	86
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	140	134
6.13%, 01/15/29 (c)	75	60
Corporation De Securite Garda World
7.75%, 02/15/28 (c)	200	206
8.25%, 08/01/32 (c)	90	92
8.38%, 11/15/32 (c)	115	117
CTEC II GmbH
5.25%, 02/15/30, EUR (f)	250	239
Edge Finco PLC
8.13%, 08/15/31, GBP (f)	260	333
EMRLD Borrower LP
6.75%, 07/15/31 (c)	60	60
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (f)	350	348
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (f)	200	208
Fiber Bidco S.P.A.
7.93%, 01/15/30, EUR (b)	100	104
Fortress Transportation And Infrastructure Investors LLC
7.00%, 06/15/32 (c)	365	372
Goat Holdco LLC
6.75%, 02/01/32 (c)	115	114
Hillenbrand, Inc.
3.75%, 03/01/31	50	44
HT Troplast GmbH
9.38%, 07/15/28, EUR (f) (i)	110	120
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (c)	155	144

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Kier Group PLC
9.00%, 02/15/29, GBP (f)	215	282
Lightning Power LLC
7.25%, 08/15/32 (c)	415	427
Madison IAQ LLC
5.88%, 06/30/29 (c)	150	142
Masterbrand, Inc.
7.00%, 07/15/32 (c)	115	116
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (c)	460	466
MIWD Holdco II LLC
5.50%, 02/01/30 (c)	150	142
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (f) (k)	245	292
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (c)	410	410
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (c)	15	15
Sensata Technologies B.V.
5.88%, 09/01/30 (c)	135	132
SPX Flow, Inc.
8.75%, 04/01/30 (c)	225	231
Standard Building Solutions Inc.
4.38%, 07/15/30 (c)	245	223
3.38%, 01/15/31 (c)	200	171
The Manitowoc Company, Inc.
9.25%, 10/01/31 (c)	100	103
TK Elevator Holdco GmbH
7.63%, 07/15/28 (c)	145	145
TransDigm Inc.
5.50%, 11/15/27	140	138
6.75%, 08/15/28 (c)	185	187
4.63%, 01/15/29	55	52
6.38%, 03/01/29 (c)	95	95
7.13%, 12/01/31 (c)	60	62
6.63%, 03/01/32 (c)	190	192
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	125	123
8.50%, 08/15/27 (c)	230	230
Uber Technologies, Inc.
5.35%, 09/15/54	1,450	1,340
Vertical Midco GmbH
4.38%, 07/15/27, EUR (f)	1,590	1,643
Wrangler Holdco Corp.
6.63%, 04/01/32 (c)	290	295
XPO, Inc.
7.13%, 02/01/32 (c)	180	184
		12,724
Health Care 1.6%
Amgen Inc.
5.75%, 03/02/63	890	854
Avantor, Inc.
3.88%, 07/15/28, EUR (f)	115	119
Bausch + Lomb Corporation
8.38%, 10/01/28 (c)	195	203
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (f)	800	810
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (f)	100	96
7.50%, 05/15/30, EUR (f)	100	102
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	60	58
6.00%, 01/15/29 (c)	120	107
10.88%, 01/15/32 (c)	20	21
CVS Health Corporation
7.00%, 03/10/55	970	973
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (f)	300	338
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (f) (i) (k)	235	256
Fortrea Holdings Inc.
7.50%, 07/01/30 (c)	100	100
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (f)	200	187
Grifols, S.A.
2.25%, 11/15/27, EUR (f)	120	118
7.50%, 05/01/30, EUR (f)	420	455
HCA Inc.
5.45%, 04/01/31	475	474
5.50%, 06/01/33	620	613
Heartland Dental, LLC
10.50%, 04/30/28 (c)	50	53
Lifepoint Health, Inc.
9.88%, 08/15/30 (c)	230	248
10.00%, 06/01/32 (c)	85	86
Molina Healthcare, Inc.
6.25%, 01/15/33 (c)	190	188
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	230	213
5.25%, 10/01/29 (c)	345	332
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (f)	300	329
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (f)	143	152
Ray Financing LLC
6.50%, 07/15/31, EUR (f)	180	195
Rossini S.a r.l.
6.75%, 12/31/29, EUR (f)	195	213
7.22%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (b) (f)	495	519
Star Parent, Inc.
9.00%, 10/01/30 (c)	200	208
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (c)	475	485
Team Health Holdings, Inc.
13.50%, 06/30/28 (c) (l)	179	198
Tenet Healthcare Corporation
6.13%, 10/01/28 - 06/15/30	320	319
6.75%, 05/15/31	45	45
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (f)	155	155
1.63%, 10/15/28, EUR (f)	250	240
4.38%, 05/09/30, EUR (f)	891	943
		11,005
Materials 1.3%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (f) (i)	275	280
Arsenal AIC Parent LLC
11.50%, 10/01/31 (c)	210	235
Avient Corporation
6.25%, 11/01/31 (c)	110	109
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (c)	200	185
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (c) (k)	680	699
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (c)	110	109
7.00%, 03/15/32 (c) (i)	250	245
7.38%, 05/01/33 (c)	150	148
Constellium SE
5.38%, 08/15/32, EUR (f)	145	152
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	715
CSN Islands XII Corp
6.75%, 01/28/28 (c)	830	775
Diamond Escrow Issuer, LLC
9.63%, 11/15/28, EUR (f)	300	330
9.75%, 11/15/28 (c)	190	201
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (c)	85	83
6.13%, 04/15/32 (c)	80	79
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (f)	720	722
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	160	158
6.13%, 04/01/29 (c)	70	70
INEOS Finance PLC
6.75%, 05/15/28 (c)	195	197
7.50%, 04/15/29 (c)	105	108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (f)	290	321
Kronos International, Inc.
9.50%, 03/15/29, EUR	174	198
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (f)	200	157
Magnera Corporation
7.25%, 11/15/31 (c)	45	44
Metinvest B.V.
7.65%, 10/01/27 (c)	105	76
7.75%, 10/17/29 (c)	565	398
NOVA Chemicals Corporation
8.50%, 11/15/28 (c)	150	159
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (f)	362	364
4.25%, 10/01/28 (c)	155	145
6.25%, 10/01/29 (c) (i)	80	76
7.25%, 06/15/31 (c)	55	56
Periama Holdings, LLC
5.95%, 04/19/26 (f)	290	290
Sociedad Quimica Y Minera De Chile S.A.
5.50%, 09/10/34 (c)	170	161
Synthomer PLC
7.38%, 05/02/29, EUR (f)	300	324
Tronox Incorporated
4.63%, 03/15/29 (c)	285	256
Vale Overseas Ltd
6.40%, 06/28/54	160	157
Vibrantz Technologies Inc.
9.00%, 02/15/30 (c)	140	129
Vulcan Materials Company
5.70%, 12/01/54	275	267
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	210	193
		9,371
Information Technology 1.3%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (c)	225	220
Amentum Escrow Corp.
7.25%, 08/01/32 (c)	60	61
BE Semiconductor Industries N.V.
4.50%, 07/15/31, EUR (f)	145	157
Belden Inc.
3.88%, 03/15/28, EUR (f)	200	207
Broadcom Inc.
3.14%, 11/15/35 (c)	2,580	2,106
Cloud Software Group, Inc.
6.50%, 03/31/29 (c)	115	113
9.00%, 09/30/29 (c)	55	56
8.25%, 06/30/32 (c)	80	82
Ellucian Holdings Inc.
6.50%, 12/01/29 (c)	65	65
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (c)	330	336
Foundry JV Holdco LLC
6.25%, 01/25/35 (c)	1,240	1,247
Intel Corporation
3.25%, 11/15/49	215	128
4.75%, 03/25/50	1,070	828
4.90%, 08/05/52	320	252
5.70%, 02/10/53	250	221
Marvell Technology, Inc.
5.95%, 09/15/33	1,295	1,344
McAfee Corp.
7.38%, 02/15/30 (c)	135	131
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	310	295
Oracle Corporation
3.95%, 03/25/51	1,265	937
UKG Inc.
6.88%, 02/01/31 (c)	325	330
		9,116
Real Estate 0.7%
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (f)	200	226
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (c)	85	83
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (f) (k)	300	298
Country Garden Holdings Company Limited
0.00%, 08/06/30 (f) (g) (h)	365	37
CPI Property Group
4.88%, (100, 07/16/25), EUR (f) (k)	200	200
2.75%, 01/22/28, GBP (d) (e) (f)	100	114
7.00%, 05/07/29, EUR (f)	540	594
1.75%, 01/14/30, EUR (f)	295	256
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (c)	185	185
ESR Group Limited
1.38%, 05/24/30, EUR (f)	230	208
Fastighets AB Balder
2.87%, 06/02/81, EUR (f)	100	100
Heimstaden Bostad AB
2.63%, (100, 02/01/27), EUR (f) (k)	100	96
3.00%, (100, 10/29/27), EUR (f) (k)	100	95
1.63%, 10/13/31, EUR (f)	360	317
Iron Mountain Incorporated
5.25%, 03/15/28 (c)	200	196
5.63%, 07/15/32 (c)	90	86
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (c)	70	64
Pebblebrook Hotel Trust
6.38%, 10/15/29 (c)	90	89
RHP Hotel Properties, LP
4.75%, 10/15/27	170	165
4.50%, 02/15/29 (c)	105	99
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (c)	280	272
4.00%, 09/15/29 (c)	30	27
Service Properties Trust
5.25%, 02/15/26	40	39
4.75%, 10/01/26	65	61
8.63%, 11/15/31 (c)	55	57
Star Holdings
8.75%, 08/01/31 (c)	180	179
Unibail-Rodamco-Westfield SE
7.25%, (100, 07/03/28), EUR (f) (k)	300	339
Uniti Group Inc.
10.50%, 02/15/28 (c)	130	139
XHR LP
4.88%, 06/01/29 (c)	70	66
		4,687
Total Corporate Bonds And Notes (cost $214,718)		208,123
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.4%
1211 Avenue of The Americas
Series 2015-B-1211, REMIC, 4.09%, 08/10/25 (b)	912	898
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 7.91%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,851
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	235	237
Series 2024-D-A, 6.32%, 02/15/28	235	237
Series 2024-E-A, 7.92%, 02/15/28	235	239
Series 2024-E-B, 6.68%, 09/15/32	429	429
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-C-2A, 6.18%, 10/20/26	1,045	1,052
Series 2024-C-1A, 6.48%, 06/20/29	650	651
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-D1-1A, 8.53%, (3 Month Term SOFR + 3.20%), 07/20/37 (b)	3,000	3,047
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 7.51%, (1 Month Term SOFR + 2.90%), 08/17/26 (b)	1,000	1,005

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.51%, 04/17/29 (b)	455	385
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.22%, 12/17/31 (b)	343	263
Bank5 2023-5YR3
Series 2023-C-5YR3, REMIC, 7.32%, 09/15/28 (b)	331	346
Bank5 2024-5YR5
Series 2024-B-5YR5, REMIC, 6.54%, 02/16/29 (b)	394	405
Battalion CLO XXI Ltd.
Series 2021-D-21A, 8.22%, (3 Month Term SOFR + 3.56%), 07/17/34 (b)	1,000	976
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-C-CAR1, 6.07%, (SOFR 30-Day Average + 1.50%), 12/26/31 (b)	178	179
Series 2024-D-CAR1, 6.62%, (SOFR 30-Day Average + 2.05%), 12/26/31 (b)	178	179
Bayview Opportunity Master Fund VII 2024-EDU1, LLC
Series 2024-C-EDU1, 6.37%, (SOFR 30-Day Average + 1.80%), 06/25/47 (b)	293	294
Series 2024-D-EDU1, 7.32%, (SOFR 30-Day Average + 2.75%), 06/25/47 (b)	124	125
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.15%, 09/17/55 (b)	8,195	553
BBCMS Mortgage Trust 2024-5C31
Series 2024-C-5C31, REMIC, 5.76%, 12/17/29	279	275
Beacon Container Finance II LLC
Series 2021-A-1A, 2.25%, 10/20/31	713	645
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.53%, 01/17/30 (b)	391	310
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (b)	613	458
Benchmark 2020-IG2 Mortgage Trust
Series 2020-UBRC-IG2, REMIC, 3.51%, 03/17/25 (b)	619	600
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.41%, 12/16/33 (b)	321	342
Benchmark 2024-V6 Mortgage Trust
Series 2024-D-V6, REMIC, 4.00%, 03/16/29	225	195
Series 2024-E-V6, REMIC, 4.00%, 03/16/29	544	454
Benchmark 2024-V8 Mortgage Trust
Series 2024-B-V8, REMIC, 6.95%, 07/15/29 (b)	1,088	1,137
Blue Stream Issuer, LLC
Series 2024-A2-1A, REMIC, 5.41%, 11/20/29	842	833
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (b)	203	210
BMO 2024-5C6 Mortgage Trust
Series 2024-C-5C8, REMIC, 5.74%, 12/17/29 (b)	168	166
BPR Trust 2022-OANA
Series 2022-D-OANA, REMIC, 8.09%, (1 Month Term SOFR + 3.69%), 04/15/37 (b)	1,396	1,403
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	799	806
Series 2024-C-1A, 9.13%, 05/15/30	462	470
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	452	446
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 6.16%, (1 Month Term SOFR + 1.76%), 09/15/36 (b)	1,748	1,743
Series 2021-F-VOLT, REMIC, 6.91%, (1 Month Term SOFR + 2.51%), 09/15/36 (b)	124	124
BX Commercial Mortgage Trust 2023-XL3
Series 2023-D-XL3, REMIC, 7.99%, (1 Month Term SOFR + 3.59%), 12/15/25 (b)	309	310
BX Commercial Mortgage Trust 2024-GPA2
Series 2024-C-GPA2, 6.59%, (1 Month Term SOFR + 2.19%), 11/15/26 (b)	979	982
BX Commercial Mortgage Trust 2024-KING
Series 2024-C-KING, REMIC, 6.40%, (1 Month Term SOFR + 2.00%), 05/15/26 (b)	815	815
Series 2024-D-KING, REMIC, 6.95%, (1 Month Term SOFR + 2.55%), 05/15/26 (b)	931	930
BX Commercial Mortgage Trust 2024-XL4
Series 2024-C-XL4, REMIC, 6.65%, (1 Month Term SOFR + 2.25%), 02/17/26 (b)	409	409
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 7.09%, (1 Month Term SOFR + 2.69%), 03/15/26 (b)	1,128	1,128
BX Trust
Series 2024-C-MF, REMIC, 6.55%, 02/17/26 (b)	336	337
Series 2024-D-MF, REMIC, 7.30%, 02/17/26 (b)	768	776
Series 2024-C-BIO, REMIC, 7.04%, (1 Month Term SOFR + 2.64%), 02/15/29 (b)	1,086	1,072
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (b)	775	704
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.29%, (1 Month Term SOFR + 2.89%), 06/15/26 (b)	1,070	1,075
Cambridge Trust Company
Series 2019-D-LIFE, REMIC, 6.44%, (1 Month Term SOFR + 2.05%), 12/15/37 (b)	849	849
Series 2019-F-LIFE, REMIC, 7.24%, (1 Month Term SOFR + 2.85%), 12/15/37 (b)	464	460
CCG Receivables Trust 2024-1
Series 2024-C-1, 5.22%, 04/14/28	362	356
Series 2024-D-1, 5.80%, 04/14/28	560	551
Chase Home Lending Mortgage Trust 2024-11
Series 2024-A4-11, REMIC, 6.00%, 11/25/55 (b)	1,215	1,223
Series 2024-A9A-11, REMIC, 6.00%, 11/25/55 (b)	420	418
Series 2024-A9-11, REMIC, 6.30%, 11/25/55 (b)	182	183
Chase Home Lending Mortgage Trust Series 2024-2
Series 2024-A6-3, REMIC, 6.00%, 02/25/29 (b)	1,268	1,272
Series 2024-A6A-2, REMIC, 6.00%, 02/25/55 (b)	815	818
Chase Home Lending Mortgage Trust Series 2024-4
Series 2024-A6-4, REMIC, 6.00%, 03/25/29 (b)	1,364	1,369
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 6.05%, 06/12/28	635	629
Series 2013-A-375P, REMIC, 3.25%, 05/11/35	341	335
Series 2013-C-375P, REMIC, 3.52%, 05/11/35 (b)	488	471
Citigroup Commercial Mortgage Trust 2017-P8
Series 2017-C-P8, REMIC, 4.25%, 09/17/27 (b)	473	418
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.36%, 07/10/28 (b)	532	537
Cloud Capital Holdco LP
Series 2024-A2-1A, 5.78%, 11/23/29	984	988
Series 2024-A2-2A, 5.92%, 11/24/31	638	641
COMM 2012-CCRE4 Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/45	805	717
COMM 2013-CCRE8 Mortgage Trust
Series 2013-D-CR8, REMIC, 3.52%, 06/10/46 (b)	424	406
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.44%, 06/12/47 (b)	639	—
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.00%, 08/06/29 (b)	1,000	1,037
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 7.93%, 12/12/29 (b)	472	477

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Compass Datacenters Issuer II, LLC
Series 2024-A2-1A, 5.75%, 02/26/29	315	309
Series 2024-B-1A, 7.00%, 02/26/29	485	485
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 6.94%, (1 Month Term SOFR + 1.70%), 08/15/41 (b)	416	418
Series 2024-D-DFW1, REMIC, 8.34%, (1 Month Term SOFR + 3.10%), 08/15/41 (b)	446	446
Crockett Partners Equipment Company IIA LLC
Series 2024-A-1C, 6.05%, 01/20/30	723	729
Series 2024-B-1C, 6.78%, 01/20/30	253	255
Cross 2024-H8 Mortgage Trust
Series 2024-A1-H8, REMIC, 5.55%, 12/25/69 (b)	394	394
Series 2024-A3-H8, REMIC, 5.96%, 12/25/69 (d)	300	300
Series 2024-M1-H8, REMIC, 6.32%, 12/25/69 (b)	175	174
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	616	585
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	576	552
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	400	404
EFMT 2024-INV2
Series 2024-M1-INV2, REMIC, 5.73%, 10/25/69 (b)	495	487
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (b)	1,008	986
Series 2015-D-11MD, REMIC, 3.55%, 09/11/25 (b)	264	250
ELFI Graduate Loan Program 2024-A LLC
Series 2024-A-A, 5.56%, 08/25/49	723	722
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.63%, 06/11/27 (b)	900	905
Series 2024-D15-ELM, REMIC, 6.67%, 06/11/27 (b)	628	633
Enbridge Pipelines (Southern Lights) L.L.C.
Series 2015-CR2-2A, 7.63%, (3 Month Term SOFR + 3.01%), 07/22/30 (b)	2,250	2,251
Foundation Finance Trust 2024-2
Series 2024-B-2A, 4.93%, 03/15/50	200	197
Series 2024-D-2A, 6.59%, 03/15/50	562	568
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	1,237	1,258
Series 2024-B-1, 7.02%, 05/20/31	1,091	1,122
GLS Auto Select Receivables Trust 2024-1
Series 2024-D-1A, 5.95%, 12/17/29	468	471
GLS Auto Select Receivables Trust 2024-4
Series 2024-C-4A, 4.75%, 11/15/30	255	249
Series 2024-D-4A, 5.28%, 10/15/31	272	264
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 6.63%, (SOFR 90-Day Average + 1.70%), 03/02/26 (b)	1,365	1,365
Series 2024-C-1A, 8.43%, (SOFR 90-Day Average + 3.50%), 03/02/26 (b)	230	231
Great Wolf Trust 2024-WOLF
Series 2024-D-WOLF, REMIC, 7.29%, (1 Month Term SOFR + 2.89%), 03/16/26 (b)	828	834
GS Mortgage Securities Trust 2014-GC26
Interest Only, Series 2014-XA-GC26, REMIC, 0.47%, 11/13/47 (b)	164	1
GS Mortgage Securities Trust 2015-GC30
Interest Only, Series 2015-XA-GC30, REMIC, 0.68%, 05/12/50 (b)	13,283	7
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (b)	1,367	1,301
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.70%, 05/12/26 (b)	540	517
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.70%, 09/12/29 (b)	823	679
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	293	294
Hilton Grand Vacations Trust 2022-2
Series 2022-B-2A, 4.74%, 08/27/29	272	266
Hilton Grand Vacations Trust 2024-1B
Series 2024-B-1B, 5.99%, 09/15/39	151	153
Series 2024-D-1B, 8.85%, 09/15/39	327	334
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	675	681
Series 2024-D-2A, 6.91%, 03/25/38	167	170
HPEFS Equipment Trust 2024-2
Series 2024-D-2A, 5.82%, 04/20/32	886	894
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (c)	1,110	1,122
Series 2024-B1-2, 5.44%, 10/20/32	434	434
Series 2024-C-2, 7.46%, 10/20/32 (b)	307	307
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
Series 2016-B-NINE, REMIC, 2.85%, 09/09/26 (b)	910	870
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (b)	935	760
J.P. Morgan Mortgage Trust 2023-HE3
Series 2023-A1-HE3, REMIC, 6.36%, 06/20/31 (b)	521	524
J.P. Morgan Mortgage Trust 2024-2
Series 2024-A6A-2, REMIC, 6.00%, 12/25/28 (b)	759	759
J.P. Morgan Mortgage Trust 2024-4
Series 2024-A6A-4, REMIC, 6.00%, 01/25/29 (b)	1,079	1,082
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 6.76%, (1 Month Term SOFR + 0.00%), 04/21/31 (b)	357	359
Series 2024-M2-HE1, REMIC, 7.16%, (1 Month Term SOFR + 0.00%), 04/21/31 (b)	271	272
LHOME Mortgage Trust 2024-RTL4
Series 2024-A1-RTL4, REMIC, 5.92%, 01/25/27 (d)	1,690	1,694
LV Trust 2024-SHOW
Series 2024-B-SHOW, REMIC, 5.83%, 10/10/29 (b)	479	471
Series 2024-C-SHOW, REMIC, 6.28%, 10/10/29 (b)	396	387
Magnetite XXIV, Limited
Series 2019-DR-24A, 7.97%, (3 Month Term SOFR + 3.31%), 04/15/35 (b)	5,200	5,225
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (b)	458	411
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 6.69%, (1 Month Term SOFR + 2.29%), 04/15/26 (b)	760	754
MetroNet Infrastructure Issuer LLC
Series 2022-A2-1A, 6.35%, 10/20/27 (c)	1,350	1,374
Milos CLO, Ltd.
Series 2017-DR-1A, 7.63%, (3 Month Term SOFR + 3.01%), 10/21/30 (b)	1,750	1,756
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	652	589
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	240	226
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	387	346
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.05%, 12/15/28 (b)	534	484
Morgan Stanley Capital I Trust 2018-L1
Series 2018-AS-L1, REMIC, 4.64%, 09/15/28 (b)	669	638
Morgan Stanley Capital I Trust 2021-L7
Series 2021-B-230P, REMIC, 5.96%, (1 Month Term SOFR + 1.56%), 12/15/38 (b)	495	467
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-A2-3, REMIC, 6.00%, 09/25/29 (b)	836	838

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2024-A3-NQM3, REMIC, 5.40%, 07/25/69 (d)	519	514
Series 2024-M1-NQM3, REMIC, 5.61%, 07/25/69 (b)	316	310
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM5
Series 2024-A3-NQM5, 6.00%, 10/25/69 (d)	100	100
Series 2024-M1-NQM5, 6.51%, 10/25/69 (b)	114	114
MSWF Commercial Mortgage Trust 2023-1
Series 2023-C-1, REMIC, 6.68%, 05/17/33 (b)	329	327
MSWF Commercial Mortgage Trust 2023-2
Series 2023-C-2, REMIC, 7.02%, 12/16/33 (b)	240	255
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	539	518
MVW 2023-2 LLC
Series 2023-C-2A, 7.06%, 11/20/40	354	358
MVW 2024-1 LLC
Series 2024-C-1A, 6.20%, 02/20/43	362	366
MVW 2024-2 LLC
Series 2024-B-2A, 4.58%, 03/20/42	1,060	1,032
Series 2024-C-2A, 4.92%, 03/20/42	672	655
Navient Private Education Refi Loan Trust 2019-F
Series 2019-B-FA, 3.12%, 09/15/32	1,225	1,068
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	303	271
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	1,503	1,326
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, 1.11%, 05/15/29	3,169	2,769
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,314	1,167
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	1,652	1,670
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29	1,036	1,038
New Residential Mortgage Loan Trust 2024-RTL2
Series 2024-A1-RTL2, REMIC, 5.44%, 09/25/39 (d)	1,807	1,781
NYMT Loan Trust 2024-INV1
Series 2024-A1-INV1, REMIC, 5.38%, 10/25/28 (d)	389	388
Series 2024-A3-INV1, REMIC, 5.83%, 10/25/28 (d)	778	774
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	1,785	1,475
OBX 2024-NQM14 Trust
Series 2024-M1-NQM14, REMIC, 5.58%, 09/25/28 (b)	715	702
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 6.26%, (1 Month Term SOFR + 1.86%), 03/15/28 (b)	776	738
Series 2021-D-PARK, REMIC, 6.01%, (1 Month Term SOFR + 1.61%), 03/15/36 (b)	278	265
One Market Plaza Trust 2017-1MKT
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	403	377
Series 2017-C-1MKT, REMIC, 4.02%, 02/10/32	449	399
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-C-APT, REMIC, 6.64%, 07/20/29 (b)	1,053	1,050
ORL Trust 2024-GLKS
Series 2024-D-GLKS, REMIC, 7.29%, 12/15/26 (b)	697	697
OWN Equipment Fund I LLC
Series 2024-A-2M, 5.70%, 12/20/32	951	947
Series 2024-B-2M, 6.43%, 12/20/32	391	389
Prestige Auto Receivables Trust 2021-1
Series 2021-D-1A, 2.08%, 02/15/28	1,350	1,292
ROCK Trust 2024-CNTR
Series 2024-D-CNTR, REMIC, 7.11%, 11/15/41	1,689	1,715
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	379	382
SDAL Trust 2024-DAL
Series 2024-C-DAL, REMIC, 8.22%, (1 Month Term SOFR + 2.89%), 04/15/29 (b)	390	386
Sequoia Mortgage Trust 2024-4
Series 2024-A10-4, REMIC, 6.00%, 02/25/29 (b)	1,265	1,267
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-C-1A, 5.51%, 01/20/32	520	522
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	228	220
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	164	158
Series 2021-D-2A, 3.23%, 09/20/38	140	135
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	194	197
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	164	167
Series 2023-D-2A, 9.72%, 04/20/40	277	288
Series 2023-D-3A, 9.44%, 09/20/40	538	557
Sierra Timeshare 2024-1 Receivables Funding LLC
Series 2024-C-1A, 5.94%, 09/20/31	476	478
Series 2024-D-1A, 8.02%, 09/20/31	143	145
Sierra Timeshare 2024-2 Receivables Funding LLC
Series 2024-C-2A, 5.83%, 06/20/41	700	705
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-C-3A, 5.32%, 08/20/41	1,069	1,064
Series 2024-D-3A, 6.93%, 08/20/41	452	448
Signal Peak CLO 4, Ltd.
Series 2024-D1-11A, 8.42%, (3 Month Term SOFR + 3.10%), 07/18/37 (b)	2,000	2,027
Sixth Street CLO XV Ltd
Series 2020-D1R-15A, 7.98%, (3 Month Term SOFR + 3.15%), 10/26/37 (b)	500	507
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	340
Sotheby's Artfi Master Trust
Series 2024-A1-1A, 6.43%, 03/22/27	1,331	1,347
Stack Infrastructure Issuer, LLC
Series 2023-A2-3A, 5.90%, 10/25/28	1,101	1,109
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	4,395	3,668
Structured Asset Investment Loan Trust 2005-4
Series 2003-M1-BC5, REMIC, 5.58%, (1 Month Term SOFR + 1.24%), 06/25/33 (b) (d)	2	2
Subway Funding LLC
Series 2024-A2I-1A, 6.03%, 07/30/29	916	927
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-C-DPM, REMIC, 6.53%, (1 Month Term SOFR + 2.05%), 12/17/29 (b)	375	375
TICP CLO VII, Ltd.
Series 2017-DR-7A, 8.12%, (3 Month Term SOFR + 3.46%), 04/15/33 (b)	1,000	1,003
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,298	1,207
Towd Point Mortgage Trust 2024-CES1
Series 2024-A1A-CES1, REMIC, 5.85%, 09/25/31 (b)	1,365	1,359
Series 2024-A1B-CES1, REMIC, 6.05%, 09/25/31 (b)	162	162
Towd Point Mortgage Trust 2024-CES2
Series 2024-A1A-CES2, REMIC, 6.20%, 04/25/31 (b)	1,433	1,434
Trafigura Securitisation Finance Public Limited Company
Series 2024-A2-1A, 5.98%, 05/15/27 (c)	477	484
Series 2024-B2-1A, 7.29%, 05/15/27 (c)	996	1,001
Trestles CLO III LTD
Series 2020-D1R-3A, 7.79%, (3 Month Term SOFR + 3.15%), 10/20/37 (b)	1,000	1,013
Trinitas CLO Ltd
Series 2021-D-16A, 8.18%, (3 Month Term SOFR + 3.56%), 07/20/34 (b)	1,500	1,503
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	734	744
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	3,656	3,104
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,315	1,126
Verus Securitization Trust 2022-4
Series 2022-A3-4, REMIC, 4.74%, 04/25/67 (b)	678	651

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2024-7
Series 2024-A3-7, REMIC, 5.40%, 09/25/69 (b)	696	690
Series 2024-A1-7, REMIC, 5.91%, 09/25/69 (b)	1,000	991
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	970	969
Series 2024-B-1A, 6.21%, 11/17/31	400	401
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-C-1CHI, REMIC, 6.23%, 07/15/27 (b)	579	580
Series 2024-D-1CHI, REMIC, 6.71%, 07/15/27 (b)	454	455
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-C-NXS4, REMIC, 4.67%, 11/18/25 (b)	357	345
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	601	551
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 0.50%, 08/16/47 (b)	391	1
Ziply Fiber Issuer LLC
Series 2024-C-1A, 11.17%, 03/20/29	1,057	1,140
Total Non-U.S. Government Agency Asset-Backed Securities (cost $159,904)		158,133
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Utilities 0.0%
Nautilus Power, LLC
2023 Term Loan B, 10.12%, (SOFR + 5.25%), 11/16/26 (b)	225	223
Total Senior Floating Rate Instruments (cost $224)		223
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.36% (m) (n)	10,405	10,405
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.46% (m) (n)	6,851	6,851
Total Short Term Investments (cost $17,256)		17,256
Total Investments 101.3% (cost $732,212)		714,613
Other Derivative Instruments 0.6%		4,276
Other Assets and Liabilities, Net (1.9)%		(13,747)
Total Net Assets 100.0%		705,142

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2024, the total payable for investments purchased on a delayed delivery basis was $17,530.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $76,011 and 10.8% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) All or a portion of the security was on loan as of December 31, 2024.

(j) Convertible security.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	2,484	282,719	274,798	569	—	—	10,405	1.5
JNL Government Money Market Fund, 4.46% - Class SL	3,642	61,520	58,311	208	—	—	6,851	0.9
	6,126	344,239	333,109	777	—	—	17,256	2.4

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	329	320	0.1
AA Bond Co Limited, 6.50%, 01/31/26	09/13/23	98	98	—
AA Bond Co Limited, 8.45%, 01/31/28	12/05/23	529	540	0.1
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	12/05/23	311	308	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	09/24/24	295	280	—
Air France - KLM, 4.63%, 05/23/29	09/24/24	341	319	0.1
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	222	226	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	01/05/24	197	202	—
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	279	253	—
Altice France, 4.13%, 01/15/29	11/10/21	417	300	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amber FinCo PLC, 6.63%, 07/15/29	09/24/24	228	213	—
Apa Infrastructure Limited, 7.13%, 11/09/83	01/16/24	342	341	0.1
Aramark International Finance S.a r.l., 3.13%, 04/01/25	09/26/22	266	286	—
Arena Luxembourg Finance S.a r.l., 1.88%, 02/01/28	09/24/24	191	177	—
Assemblin Caverion Group AB, 6.25%, 07/01/30	09/05/24	227	216	—
AusNet Services Holdings Pty Ltd, 1.63%, 03/11/81	12/11/23	537	542	0.1
Avantor, Inc., 3.88%, 07/15/28	06/06/23	116	119	—
B&M European Value Retail S.A., 3.63%, 07/15/25	12/20/22	149	155	—
B&M European Value Retail S.A., 8.13%, 11/15/30	01/09/24	632	600	0.1
Banco do Brasil S.A, 8.75% (callable at 100, 04/15/25)	06/08/21	550	551	0.1
Banijay Entertainment, 7.00%, 05/01/29	12/05/23	761	735	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	12/05/23	830	810	0.1
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28	11/01/24	147	142	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	214	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	03/14/24	99	93	—
BE Semiconductor Industries N.V., 4.50%, 07/15/31	09/24/24	166	157	—
Belden Inc., 3.88%, 03/15/28	09/11/24	216	207	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/24/24	378	363	0.1
Bellis Finco PLC, 4.00%, 02/16/27	08/04/22	154	177	—
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	06/29/23	172	171	—
Bertrand Franchise Finance, 6.50%, 07/18/30	09/26/24	243	227	—
Bertrand Franchise Finance, 6.96%, 07/18/30	10/21/24	109	104	—
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	06/23/21	1,037	981	0.1
BP Capital Markets P.L.C., 3.25% (callable at 100, 03/22/26)	01/10/24	741	721	0.1
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/08/23	1,044	1,067	0.2
Bubbles BidCo S.p.A., 6.50%, 09/30/31	12/05/24	318	312	0.1
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	04/30/24	282	298	0.1
Ceconomy AG, 6.25%, 07/15/29	09/24/24	357	342	0.1
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	94	96	—
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	107	102	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	12/05/23	606	597	0.1
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	09/24/24	228	213	—
Clarios Global LP, 4.38%, 05/15/26	10/28/24	195	186	—
Constellium SE, 5.38%, 08/15/32	09/24/24	167	152	—
Co-operative Group Limited, 7.50%, 07/08/26	10/05/23	120	128	—
Country Garden Holdings Company Limited, 0.00%, 08/06/30	02/22/21	382	37	—
CPI Property Group, 4.88% (callable at 100, 07/16/25)	06/04/24	132	200	—
CPI Property Group, 2.75%, 01/22/28	10/21/24	118	114	—
CPI Property Group, 7.00%, 05/07/29	10/31/24	623	594	0.1
CPI Property Group, 1.75%, 01/14/30	05/02/24	252	256	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/12/23	155	162	—
CT Investment GmbH, 6.38%, 04/15/30	05/17/24	218	216	—
CTEC II GmbH, 5.25%, 02/15/30	03/13/24	251	239	—
Cullinan Holdco SCSp, 4.63%, 10/15/26	05/08/24	289	291	0.1
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/05/23	260	252	—
Deuce Finco PLC, 5.50%, 06/15/27	01/26/24	244	244	—
Diamond Escrow Issuer, LLC, 9.63%, 11/15/28	09/11/23	337	330	0.1
Dufry One B.V., 3.38%, 04/15/28	12/05/23	391	388	0.1
Edge Finco PLC, 8.13%, 08/15/31	12/05/24	340	333	0.1
EDP, S.A., 5.94%, 04/23/83	08/05/24	227	218	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	731	783	0.1
Electricite de France, 3.38% (callable at 100, 06/15/30)	09/24/24	410	386	0.1
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/11/23	690	685	0.1
Elia Group, 5.85% (callable at 100, 03/15/28)	12/11/23	327	326	0.1
Emirates NBD Bank (P.J.S.C), 6.13% (callable at 100, 03/20/25)	03/04/21	578	574	0.1
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	01/04/24	511	499	0.1
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/31/23	321	348	0.1
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	06/24/24	342	338	0.1
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	01/26/24	309	304	0.1
ESR Group Limited, 1.38%, 05/24/30	06/05/24	205	208	—
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	04/16/24	263	256	—
Fastighets AB Balder, 2.87%, 06/02/81	06/25/24	101	100	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/09/24	215	208	—
Flora Food Management B.V., 6.88%, 07/02/29	09/16/24	727	712	0.1
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	09/24/24	328	307	0.1
FNAC Darty, 6.00%, 04/01/29	05/17/24	226	216	—
Food Service Project SL, 5.50%, 01/21/27	09/26/24	124	115	—
Forvia, 2.38%, 06/15/27	11/03/21	174	147	—
Forvia, 3.75%, 06/15/28	02/17/21	121	101	—
Forvia, 5.50%, 06/15/31	04/30/24	326	309	0.1
Gobierno de la Republica de Costa Rica, 7.16%, 03/12/45	08/08/24	254	246	—
Goldstory, 6.75%, 02/01/30	05/13/24	155	151	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	04/25/24	177	187	—
Grifols, S.A., 2.25%, 11/15/27	05/20/24	119	118	—
Grifols, S.A., 7.50%, 05/01/30	10/17/24	477	455	0.1
Grupo Antolin-Irausa SA, 3.50%, 04/30/28	09/16/24	87	76	—
GTCR W-2 Merger Sub LLC, 8.50%, 01/15/31	12/05/23	631	639	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	07/13/23	739	722	0.1
Heimstaden Bostad AB, 2.63% (callable at 100, 02/01/27)	10/29/24	96	96	—
Heimstaden Bostad AB, 3.00% (callable at 100, 10/29/27)	06/04/24	67	95	—
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	287	317	0.1
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	12/09/24	295	290	0.1
House of HR Group B.V., 9.00%, 11/03/29	04/30/24	110	103	—
HT Troplast GmbH, 9.38%, 07/15/28	06/04/24	119	120	—
Iceland Bondco PLC, 10.88%, 12/15/27	02/16/24	189	188	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/31/24	477	453	0.1
Iliad Holding, 5.63%, 10/15/28	12/09/21	1,134	1,113	0.2
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	09/24/24	343	321	0.1
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	12/05/23	279	272	—
Kapla Holding, 6.39%, 07/31/30	04/17/24	107	104	—
Kier Group PLC, 9.00%, 02/15/29	12/09/24	288	282	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	06/06/23	108	110	—
LHMC Finco 2 S.A R.L., 7.25%, 10/02/25	11/29/22	63	65	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	11/10/21	1,518	1,432	0.2
Lottomatica S.p.A., 5.38%, 06/01/30	09/24/24	208	193	—
Loxama, 5.75%, 07/15/27	11/01/21	263	233	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	174	157	—
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	256	251	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	11/30/23	222	242	—
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	320	292	0.1
Motel One GmbH, 7.75%, 04/02/31	07/09/24	225	223	—
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	143	120	—
Motion Finco S.a r.l., 7.38%, 06/15/30	09/08/23	720	700	0.1
Multiversity S.p.A., 7.30%, 10/30/28	06/06/23	325	312	0.1
Naturgy Finance Iberia, S.A., 2.37% (callable at 100, 11/23/26)	03/06/24	306	301	0.1
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	330	329	0.1
Next Group PLC, 3.63%, 05/18/28	09/25/18	395	361	0.1
NGG Finance PLC, 5.63%, 06/18/73	03/27/23	372	375	0.1
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	09/08/23	153	152	—
Ocado Group PLC, 10.50%, 08/08/29	09/24/24	146	139	—
Odido Group Holding B.V., 5.50%, 01/15/30	03/30/23	114	123	—
Olympus Water US Holding Corporation, 3.88%, 10/01/28	03/08/23	368	364	0.1
Orsted A/S, 5.13% (callable at 100, 09/14/29)	05/17/24	110	107	—
Orsted A/S, 5.25%, 12/08/22	12/11/23	768	757	0.1
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	07/09/24	112	111	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	296	290	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/25	03/25/15	1,258	533	0.1
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	97	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	51	—
Petroleos Mexicanos, 4.75%, 02/26/29	10/16/24	238	224	—
Peu (Fin) PLC, 7.25%, 07/01/28	05/17/24	112	108	—
Picard Groupe, 6.38%, 07/01/29	09/24/24	115	108	—
PLT VII Finance S.a r.l., 6.00%, 06/15/31	09/16/24	227	217	—
Primo Water Holdings Inc., 3.88%, 10/31/28	09/24/24	364	345	0.1
Progroup AG, 5.38%, 04/15/31	05/17/24	501	474	0.1
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	109	121	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	09/24/24	192	193	—
Ray Financing LLC, 6.50%, 07/15/31	09/24/24	205	195	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/34	03/25/15	514	236	—
Romania, Government of, 4.00%, 02/14/51	01/06/22	694	446	0.1
Rossini S.a r.l., 6.75%, 12/31/29	09/24/24	229	213	—
Rossini S.a r.l., 7.22%, 12/31/29	11/01/24	540	519	0.1
Sammontana Italia S.P.A., 6.97%, 10/15/31	12/09/24	233	228	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	427	415	0.1
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	803	794	0.1
SSE PLC, 4.00% (callable at 100, 01/21/28)	12/11/23	415	416	0.1
Stedin Holding N.V., 1.50% (callable at 100, 12/31/26)	12/11/23	196	198	—
Summer (BC) Holdco B S.a r.l., 5.75%, 10/31/26	04/11/24	212	206	—
Synthomer PLC, 7.38%, 05/02/29	06/25/24	336	324	0.1
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	278	273	—
Telecom Italia S.p.A., 7.88%, 07/31/28	12/05/23	399	396	0.1
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	189	202	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	04/18/24	342	348	0.1
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	226	228	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	183	155	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	257	240	—
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	12/05/23	914	943	0.1
TI Automotive Finance PLC, 3.75%, 04/15/29	12/09/24	189	185	—
TVL Finance PLC, 10.25%, 04/28/28	06/29/23	305	310	0.1
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,081	1,069	0.2
UGI International, LLC, 2.50%, 12/01/29	05/08/24	156	154	—
Unibail-Rodamco-Westfield SE, 7.25% (callable at 100, 07/03/28)	12/11/23	327	339	0.1
United Group B.V., 4.63%, 08/15/28	07/04/23	169	185	—
United Group B.V., 5.25%, 02/01/30	11/01/24	492	478	0.1
United Group B.V., 6.75%, 02/15/31	04/18/24	217	214	—
UPCB Finance VII Limited, 3.63%, 06/15/29	09/25/24	745	713	0.1
Valeo, 5.88%, 04/12/29	02/21/24	227	221	—
Vattenfall AB, 6.88%, 08/17/83	12/11/23	379	384	0.1
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	07/09/24	195	193	—
Veolia Environnement, 5.99% (callable at 100, 11/22/28)	01/10/24	572	554	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	531	505	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/05/23	946	940	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	04/13/23	1,693	1,643	0.2
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	1,054	938	0.1
Vodafone Group Public Limited Company, 4.88%, 10/03/78	09/01/23	362	372	0.1
Vodafone Group Public Limited Company, 6.50%, 08/30/84	12/11/23	574	568	0.1
Volkswagen International Finance N.V., 3.75% (callable at 100, 12/28/27)	12/11/23	504	499	0.1
Volkswagen International Finance N.V., 3.88% (callable at 100, 06/17/29)	09/24/24	208	193	—
Volkswagen International Finance N.V., 4.38% (callable at 100, 03/28/31)	10/21/24	100	95	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	10/11/23	275	288	—
Zegona Finance PLC, 6.75%, 07/15/29	12/09/24	288	282	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	09/02/22	683	650	0.1
Ziggo Bond Company B.V., 3.38%, 02/28/30	09/09/22	923	948	0.1
		65,066	61,890	8.8

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	159	March 2028		38,223	(12)	(69)
Euro BOBL	9	March 2025	EUR	1,075	—	(15)
Euro Schatz	91	March 2025	EUR	9,779	—	(45)
Italy Government BTP Bond	1	March 2025	EUR	123	—	(3)
United States 10 Year Note	43	March 2025		4,734	(10)	(58)
United States 10 Year Ultra Bond	344	March 2025		38,986	(87)	(695)
United States 2 Year Note	152	April 2025		31,256	(3)	(3)
United States 5 Year Note	320	April 2025		33,996	(30)	21
					(142)	(867)
Short Contracts
Euro Bund	(5)	March 2025	EUR	(685)	—	19
Euro Buxl 30 Year Bond	(1)	March 2025	EUR	(141)	—	9
Euro OAT	(2)	March 2025	EUR	(253)	—	6
Long Gilt	(1)	March 2025	GBP	(95)	—	3
United States Long Bond	(47)	March 2025		(5,556)	12	206
United States Ultra Bond	(221)	March 2025		(27,801)	98	1,523
					110	1,766

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	2.47	(A)	12/02/29	1,535	1	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Paying	2.58	(A)	12/02/26	3,700	(1)	—
						—	—

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.43 (Q)	3.12	5.00	12/20/29	(7,100)	546	4	(89)

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	01/09/25	BRL	7,514	1,215	(20)
BRL/USD	CIT	03/05/25	BRL	3,941	631	(40)
COP/USD	CIT	01/16/25	COP	1,424,876	323	(2)
COP/USD	CIT	01/16/25	COP	968,755	219	2
COP/USD	JPM	01/16/25	COP	871,685	197	1
EUR/CZK	CIT	01/17/25	CZK	(12,482)	(513)	2
EUR/GBP	CIT	01/16/25	GBP	(294)	(369)	(1)
EUR/HUF	GSC	03/19/25	HUF	(190,434)	(477)	2
EUR/HUF	JPM	03/19/25	HUF	(55,901)	(140)	1
EUR/PLN	JPM	01/17/25	PLN	(1,570)	(380)	1
EUR/RON	CIT	01/17/25	RON	(709)	(148)	(1)
EUR/RON	CIT	01/17/25	RON	(84)	(17)	—
EUR/RON	SCB	01/17/25	RON	(217)	(45)	—
EUR/USD	CIT	01/03/25	EUR	418	433	(6)
EUR/USD	JPM	01/03/25	EUR	160	165	(2)
EUR/USD	SSB	01/03/25	EUR	147	153	(3)
EUR/USD	CIT	01/16/25	EUR	2,428	2,517	(167)
EUR/USD	JPM	02/05/25	EUR	59	61	(1)
HUF/EUR	CIT	03/19/25	EUR	(582)	(605)	—
HUF/USD	GSC	01/16/25	HUF	7,953	20	(2)
JPY/USD	GSC	01/16/25	JPY	255,000	1,623	(184)
KZT/USD	GSC	05/14/25	KZT	164,374	303	(17)
KZT/USD	JPM	05/14/25	KZT	32,154	59	(3)
MXN/USD	CIT	01/16/25	MXN	137,396	6,574	(275)
MXN/USD	GSC	01/16/25	MXN	35,300	1,689	(68)
MXN/USD	CIT	02/04/25	MXN	3,830	183	(6)
MXN/USD	JPM	02/04/25	MXN	3,983	190	(4)
PHP/USD	CIT	03/19/25	PHP	12,996	224	2
PLN/EUR	CIT	01/17/25	EUR	(44)	(46)	—
RON/EUR	CIT	01/17/25	EUR	(99)	(104)	—
RON/EUR	JPM	01/17/25	EUR	(493)	(511)	3
RON/EUR	SCB	01/17/25	EUR	(131)	(136)	1
THB/USD	CIT	01/02/25	THB	6,014	176	2
THB/USD	GSC	01/02/25	THB	7,582	222	(14)
TRY/USD	GSC	01/09/25	TRY	21,559	606	92
TRY/USD	CIT	03/24/25	TRY	2,501	65	11
TRY/USD	GSC	03/24/25	TRY	4,078	107	13
TRY/USD	JPM	03/24/25	TRY	2,012	53	10
TRY/USD	GSC	05/27/25	TRY	22,782	563	14
USD/BRL	GSC	01/09/25	BRL	(18,361)	(2,969)	(2)
USD/BRL	CIT	03/05/25	BRL	(278)	(44)	1
USD/BRL	GSC	03/05/25	BRL	(1,132)	(181)	(1)
USD/CLP	JPM	03/19/25	CLP	(379,509)	(381)	7
USD/CNY	JPM	03/19/25	CNY	(5,104)	(703)	(1)
USD/COP	CIT	01/16/25	COP	(1,068,922)	(242)	(2)
USD/COP	CIT	01/16/25	COP	(1,549,603)	(351)	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/COP	GSC	01/16/25	COP	(641,040)	(145)	(2)
USD/EUR	CIT	01/03/25	EUR	(485)	(502)	8
USD/EUR	JPM	01/03/25	EUR	(111)	(115)	2
USD/EUR	CIT	01/16/25	EUR	(49,216)	(51,008)	3,765
USD/EUR	GSC	01/16/25	EUR	(9)	(10)	—
USD/EUR	JPM	01/16/25	EUR	(2,684)	(2,781)	169
USD/EUR	CIT	02/05/25	EUR	(351)	(365)	5
USD/GBP	CIT	01/16/25	GBP	(6,116)	(7,657)	535
USD/HUF	GSC	01/16/25	HUF	(741,197)	(1,865)	192
USD/JPY	CIT	01/16/25	JPY	(2,893)	(18)	2
USD/JPY	GSC	01/16/25	JPY	(243,385)	(1,549)	179
USD/JPY	JPM	01/16/25	JPY	(50,097)	(320)	33
USD/KRW	GSC	03/20/25	KRW	(557,484)	(380)	9
USD/MXN	GSC	01/16/25	MXN	(30,514)	(1,460)	68
USD/MXN	CIT	02/04/25	MXN	(420)	(20)	—
USD/MYR	GSC	03/19/25	MYR	(2,354)	(528)	—
USD/PHP	GSC	03/19/25	PHP	(13,001)	(224)	(4)
USD/SGD	CIT	03/20/25	SGD	(523)	(384)	4
USD/THB	CIT	01/02/25	THB	(21,160)	(620)	17
USD/THB	GSC	01/02/25	THB	(1)	—	—
USD/THB	CIT	03/19/25	THB	(12,646)	(373)	(2)
USD/TRY	CIT	01/09/25	TRY	(1,806)	(51)	(2)
USD/TRY	GSC	01/09/25	TRY	(19,753)	(555)	(4)
USD/TRY	JPM	03/24/25	TRY	(3,055)	(80)	(6)
USD/TRY	JPM	05/27/25	TRY	(2,240)	(55)	(5)
USD/TWD	CIT	01/22/25	TWD	(7,019)	(214)	2
ZAR/USD	GSC	03/19/25	ZAR	2,561	135	(7)
					(60,935)	4,304

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	330,878	—	330,878
Corporate Bonds And Notes	—	208,123	—	208,123
Non-U.S. Government Agency Asset-Backed Securities	—	158,133	—	158,133
Senior Floating Rate Instruments	—	223	—	223
Short Term Investments	17,256	—	—	17,256
	17,256	697,357	—	714,613
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,787	—	—	1,787
Centrally Cleared Interest Rate Swap Agreements	—	—	—	—
Open Forward Foreign Currency Contracts	—	5,158	—	5,158
	1,787	5,158	—	6,945
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(888)	—	—	(888)
Centrally Cleared Credit Default Swap Agreements	—	(89)	—	(89)
Open Forward Foreign Currency Contracts	—	(854)	—	(854)
	(888)	(943)	—	(1,831)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.4%
Financials 28.9%
Allstate Corporation, The	95	18,374
American International Group, Inc.	475	34,550
AON Public Limited Company - Class A	154	55,510
Assurant, Inc.	304	64,872
Bank of America Corporation	1,854	81,469
Berkshire Hathaway Inc. - Class B (a)	228	103,516
Capital One Financial Corporation	137	24,378
CME Group Inc. - Class A	167	38,759
First Horizon Corporation	2,129	42,884
Goldman Sachs Group, Inc., The	109	62,639
JPMorgan Chase & Co.	336	80,615
MetLife, Inc.	455	37,269
RenaissanceRe Holdings Ltd	129	32,158
The PNC Financial Services Group, Inc.	116	22,290
U.S. Bancorp	1,133	54,174
Voya Financial, Inc.	466	32,048
		785,505
Health Care 15.0%
Alcon AG	395	33,547
Baxter International Inc.	1,318	38,423
Becton, Dickinson and Company	99	22,421
Bristol-Myers Squibb Company	915	51,735
Danaher Corporation	219	50,276
Gilead Sciences, Inc.	323	29,842
Labcorp Holdings Inc.	133	30,486
Medtronic, Inc.	949	75,801
Sanofi - ADR	294	14,194
UnitedHealth Group Incorporated	121	61,171
		407,896
Industrials 11.4%
3M Company	141	18,227
AMETEK, Inc.	160	28,910
CSX Corporation	938	30,272
FedEx Corporation	87	24,543
GE Vernova Inc.	80	26,349
Howmet Aerospace Inc.	244	26,700
Hubbell Incorporated	128	53,858
Johnson Controls International Public Limited Company	450	35,495
L3Harris Technologies, Inc.	312	65,612
		309,966
Information Technology 9.2%
Applied Materials, Inc.	200	32,500
Cisco Systems, Inc.	1,838	108,796
Dell Technologies Inc. - Class C	132	15,278
Dolby Laboratories, Inc. - Class A	561	43,826
International Business Machines Corporation	127	28,024
Te Connectivity Public Limited Company	148	21,211
		249,635
Energy 7.8%
ConocoPhillips	344	34,146
Diamondback Energy, Inc.	226	37,116
EQT Corporation	1,376	63,436
Marathon Petroleum Corporation	187	26,048
Phillips 66	444	50,584
		211,330
Materials 7.4%
CRH Public Limited Company	581	53,783
Crown Holdings, Inc.	319	26,363
Freeport-McMoRan Inc.	791	30,116
International Paper Company (b)	985	53,006
Newmont Corporation	986	36,684
		199,952
Communication Services 6.6%
AT&T Inc.	4,443	101,158
Omnicom Group Inc.	488	41,972
Walt Disney Company, The	320	35,671
		178,801
Consumer Discretionary 5.5%
Best Buy Co., Inc.	167	14,323
General Motors Company	420	22,390
International Game Technology PLC	679	11,985
Las Vegas Sands Corp.	1,234	63,366
PVH Corp.	126	13,301
Royal Caribbean Cruises Ltd.	103	23,667
		149,032
Consumer Staples 3.1%
Kenvue Inc.	2,120	45,260
Philip Morris International Inc.	336	40,401
		85,661
Utilities 2.5%
Constellation Energy Group, Inc.	150	33,570
Dominion Energy, Inc.	640	34,459
		68,029
Total Common Stocks (cost $2,391,421)		2,645,807
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	69,370	69,370
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	10,463	10,463
Total Short Term Investments (cost $79,833)		79,833
Total Investments 100.3% (cost $2,471,254)		2,725,640
Other Assets and Liabilities, Net (0.3)%		(7,639)
Total Net Assets 100.0%		2,718,001

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	52,750	1,087,157	1,070,537	2,738	—	—	69,370	2.5
JNL Government Money Market Fund, 4.46% - Class SL	—	185,995	175,532	108	—	—	10,463	0.4
	52,750	1,273,152	1,246,069	2,846	—	—	79,833	2.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	2,645,807	—	—	2,645,807
Short Term Investments	79,833	—	—	79,833
	2,725,640	—	—	2,725,640

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 92.1%
Mortgage-Backed Securities 65.7%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 02/01/52	20,406	18,831
3.50%, 06/01/48	100	90
3.00%, 05/01/52	1,175	998
5.50%, 01/01/53 - 10/01/53	7,961	7,861
6.00%, 02/01/53	47,626	47,943
4.50%, 05/01/53 - 06/01/53	991	932
5.00%, 08/01/54	393	379
6.50%, 09/01/54	168	172
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	34,786	32,124
3.50%, 03/01/48 - 02/01/50	3,709	3,326
3.00%, 03/01/50 - 05/01/52	4,749	4,077
5.50%, 11/01/52 - 10/01/53	29,936	29,568
4.50%, 04/01/53 - 05/01/53	554	522
6.00%, 09/01/53	258	259
6.50%, 10/01/53 - 01/01/54	34,330	35,076
TBA, 7.00%, 01/15/55 (a)	17,300	17,933
TBA, 3.00%, 02/15/55 (a)	20,000	16,968
TBA, 3.50%, 02/15/55 (a)	26,950	23,810
TBA, 4.00%, 02/15/55 (a)	41,000	37,432
TBA, 4.50%, 02/15/55 (a)	15,300	14,375
TBA, 5.00%, 02/15/55 (a)	137,925	132,952
TBA, 5.50%, 02/15/55 (a)	126,575	124,741
TBA, 6.00%, 02/15/55 (a)	175,625	176,263
TBA, 6.50%, 02/15/55 (a)	216,200	220,558
Government National Mortgage Association
TBA, 4.50%, 01/15/55 - 02/15/55 (a)	14,900	14,077
TBA, 3.00%, 02/15/55 (a)	4,000	3,465
TBA, 3.50%, 02/15/55 (a)	12,600	11,253
TBA, 4.00%, 02/15/55 (a)	12,600	11,595
TBA, 5.00%, 02/15/55 (a)	4,000	3,878
TBA, 5.50%, 02/15/55 (a)	3,000	2,970
		994,428
U.S. Treasury Inflation Indexed Securities 9.3%
Treasury, United States Department of
0.13%, 04/15/25 - 07/15/31 (b)	16,575	15,588
0.38%, 07/15/25 - 07/15/27 (b)	7,681	7,601
0.75%, 07/15/28 (b) (c)	3,309	3,178
0.88%, 01/15/29 - 02/15/47 (b)	13,347	12,017
0.25%, 07/15/29 - 02/15/50 (b)	20,352	17,713
0.63%, 07/15/32 - 02/15/43 (b)	12,797	11,374
1.38%, 07/15/33 - 02/15/44 (b)	29,748	27,785
1.75%, 01/15/34 (b)	3,081	2,955
1.88%, 07/15/34 (a) (b)	25,653	24,867
2.13%, 02/15/40 - 02/15/41 (b)	580	561
0.75%, 02/15/42 - 02/15/45 (b)	3,843	2,803
1.00%, 02/15/46 - 02/15/49 (b)	14,612	10,697
1.50%, 02/15/53 (b)	3,823	3,061
		140,200
U.S. Treasury Note 7.1%
Treasury, United States Department of
2.63%, 01/31/26 (c)	10,300	10,125
4.50%, 03/31/26 - 04/15/27	67,400	67,668
0.50%, 10/31/27	100	90
0.63%, 11/30/27 - 12/31/27 (c)	1,100	989
0.75%, 01/31/28 (c)	210	189
2.38%, 03/31/29 (c)	11,900	10,985
2.75%, 08/15/32	19,800	17,569
		107,615
Sovereign 5.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (d)	2,889	809
6.95%, 08/12/31, PEN (e)	22,800	6,381
6.15%, 08/12/32, PEN	4,571	1,213
6.15%, 08/12/32, PEN (d)	6,434	1,698
7.30%, 08/12/33, PEN	8,800	2,468
5.40%, 08/12/34, PEN	1,100	267
5.40%, 08/12/34, PEN (d)	502	121
5.40%, 08/12/34, PEN (e)	2,400	578
6.90%, 08/12/37, PEN (d)	3,314	867
7.60%, 08/12/39, PEN	1,000	278
5.35%, 08/12/40, PEN	400	89
Gobierno de la Provincia de Buenos Aires
41.98%, (BADLAR + 3.75%), 04/12/25, ARS (e) (f)	6,440	5
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	30,000	1,378
7.50%, 06/03/27 - 05/26/33, MXN	45,900	2,070
8.50%, 03/01/29 - 05/31/29, MXN	104,800	4,766
7.75%, 05/29/31 - 11/23/34, MXN	76,500	3,191
Ministry of Finance of Israel
3.80%, 05/13/60 (e)	2,434	1,569
Ministry of Finance of the Russian Federation
0.00%, 03/31/30 (e) (g) (h)	199	129
0.00%, 04/04/42 - 09/16/43 (e) (g) (h)	3,400	2,254
0.00%, 04/04/42 - 09/16/43 (d) (e) (g) (h)	3,000	1,983
0.00%, 06/23/47 (e) (g) (h) (i)	5,400	—
0.00%, 06/23/47 (d) (e) (g) (h) (i)	400	—
Presidencia De La Nacion
1.00%, 07/09/29	563	459
0.75%, 07/09/30 (j)	5,339	4,080
4.13%, 07/09/35 - 07/09/46 (j)	4,464	2,972
5.00%, 01/09/38 (j)	3,720	2,599
3.50%, 07/09/41 (j)	4,210	2,642
Republica Bolivariana de Venezuela
0.00%, 04/21/25 - 12/09/49 (e) (g) (h)	5,970	846
Romania, Government of
5.38%, 03/22/31, EUR (d)	1,420	1,468
5.13%, 09/24/31, EUR (d)	2,900	2,934
5.63%, 02/22/36 - 05/30/37, EUR (d)	2,540	2,519
South Africa, Parliament of
10.50%, 12/21/26, ZAR	161,000	8,868
8.00%, 01/31/30, ZAR	12,600	640
7.00%, 02/28/31, ZAR	21,200	998
8.88%, 02/28/35, ZAR	57,700	2,785
8.50%, 01/31/37, ZAR	37,800	1,701
9.00%, 01/31/40, ZAR	8,600	388
Turkiye Cumhuriyeti Basbakanlik
4.25%, 03/13/25	3,000	2,989
52.76%, 05/20/26 - 05/17/28, TRY	117,900	3,284
52.20%, 09/06/28, TRY	7,500	208
6.13%, 10/24/28	600	597
7.63%, 04/26/29	1,330	1,376
5.25%, 03/13/30	3,400	3,170
5.75%, 05/11/47	800	595
		80,232
U.S. Treasury Bond 3.0%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,425
3.00%, 08/15/48	30	22
4.63%, 05/15/54	22,300	21,697
4.25%, 08/15/54	3,000	2,744
4.50%, 11/15/54	17,400	16,612
		45,500
Treasury Inflation Indexed Securities 1.7%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (k)	211,291	9,568
4.00%, 11/30/28 - 08/24/34, MXN (k)	305,183	13,843
2.75%, 11/27/31, MXN (k)	64,212	2,596
		26,007
Total Government And Agency Obligations (cost $1,440,426)		1,393,982
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.6%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 4.71%, (1 Month Term SOFR + 0.37%), 09/25/36 (f) (j)	2,452	2,427
Ace Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 5.14%, (1 Month Term SOFR + 0.80%), 08/25/35 (f) (j)	5,488	4,278

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 5.47%, (1 Month Term SOFR + 1.13%), 04/25/34 (f) (j)	3,838	3,631
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 5.09%, (1 Month Term SOFR + 0.75%), 03/25/30 (f)	1,042	845
Alba 2006-2 PLC
Series 2006-D-2, 5.29%, (SONIA + 0.58%), 12/15/38, GBP (e) (f)	817	941
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	1,757	1,718
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 6.48%, (1 Month Term SOFR + 2.14%), 07/25/35 (f) (j)	1,903	1,828
Series 2005-A3-38, REMIC, 5.15%, (1 Month Term SOFR + 0.81%), 09/25/35 (f) (j)	197	173
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	637	473
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 5.15%, (1 Month Term SOFR + 0.81%), 10/25/35 (f) (j)	6,727	5,898
Series 2005-1A1-59, REMIC, 5.14%, (1 Month Term SOFR + 0.77%), 11/20/35 (f) (j)	1,301	1,196
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 5.01%, (1 Month Term SOFR + 0.67%), 02/25/36 (f) (j)	666	567
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.68%, (1 Month Term SOFR + 0.31%), 12/20/46 (f) (j)	1,257	1,126
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,005	1,721
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,574	1,495
Series 2015-AA-2, 3.60%, 09/22/27	418	401
Ameriquest Mortgage Securities Inc.
Series 2005-M5-R10, REMIC, 5.40%, (1 Month Term SOFR + 1.06%), 11/25/35 (f) (j)	4,660	4,208
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 5.37%, (3 Month Term SOFR + 0.71%), 10/11/42 (d) (f)	5,932	5,363
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-A-5A, 6.12%, 04/20/26	400	406
Series 2023-A-3A, 5.44%, 02/20/27	150	152
Series 2023-A-5A, 5.78%, 04/20/27	320	326
Series 2024-A-2A, 5.13%, 10/20/27	790	794
Avon Finance No.4 PLC
Series A-4A, 5.60%, (SONIA + 0.90%), 12/28/49, GBP (d) (f) (j)	6,831	8,568
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 0.00%, (3 Month Term SOFR + 0.00%), 07/24/34 (f)	6,400	6,400
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 5.16%, (1 Month Term SOFR + 0.79%), 02/20/35 (f) (j)	2,502	2,388
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	80	79
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (f)	3,471	1,624
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 4.99%, (1 Month Term SOFR + 0.65%), 10/25/35 (f) (j)	611	603
Bear Stearns Asset Backed Securities I Trust 2006-HE1
Series 2004-M1-HE10, REMIC, 5.43%, (1 Month Term SOFR + 1.09%), 12/25/34 (f) (j)	3,048	3,025
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 3.18%, 12/15/29 (f)	6,296	458
BridgeCrest Lending Auto Securitization Trust 2024-4
Series 2024-A2-4, 4.84%, 11/17/25	7,100	7,104
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 6.16%, (1 Month Term SOFR + 1.76%), 10/15/36 (f)	2,200	2,194
Series 2021-D-ARIA, REMIC, 6.41%, (1 Month Term SOFR + 2.01%), 10/15/36 (f)	2,400	2,393
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 6.26%, (1 Month Term SOFR + 1.86%), 11/17/36 (f)	773	766
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 4.93%, (1 Month Term SOFR + 0.35%), 07/25/36 (f) (j)	7,130	6,021
CarVal CLO I Ltd
Series 2018-AR-1A, 5.62%, (3 Month Term SOFR + 0.97%), 07/16/31 (f)	12,241	12,263
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	6,300	6,368
CBAM 2018-5 Ltd
Series 2018-A-5A, 5.93%, (3 Month Term SOFR + 1.28%), 04/17/31 (f)	936	937
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 4.75%, (1 Month Term SOFR + 0.41%), 10/25/36 (f) (j)	5,021	4,045
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 4.73%, (1 Month Term SOFR + 0.39%), 01/25/35 (d) (f) (j)	118	114
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,189	506
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	5,567	5,485
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,371
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	1,831	1,789
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 5.16%, (1 Month Term SOFR + 0.82%), 11/25/36 (f) (j)	3,245	3,332
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 6.66%, 11/25/37 (f)	2,574	2,353
COLT 2022-5 Mortgage Loan Trust
Series 2022-A1-5, REMIC, 4.55%, 04/25/67 (f) (j)	3,065	3,007
CommonBond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	2,707	2,333
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,874	812
CPS Auto Receivables Trust 2023-B
Series 2023-B-B, 5.38%, 08/15/25	100	100
Series 2023-C-B, 6.04%, 07/16/29	300	303
CPS Auto Receivables Trust 2023-C
Series 2023-A-C, 6.13%, 09/15/26	274	274
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.65%, 03/25/68 (j)	5,519	5,575
CSMC 2021-RPL3 Trust
Series 2021-M1-RPL3, REMIC, 3.38%, 01/25/60	1,000	802
CSMC Mortgage-Backed Trust
Series 2009-5A9-11R, REMIC, 4.58%, 08/26/36 (f)	529	515
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	458	214
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 5.98%, 06/26/36 (f)	1,682	1,326
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 4.91%, (1 Month Term SOFR + 0.34%), 09/25/35 (f) (j)	13,455	11,359
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 4.73%, (1 Month Term SOFR + 0.25%), 05/25/35 (f) (j)	608	580
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 4.71%, (1 Month Term SOFR + 0.37%), 11/25/36 (f) (j)	9,782	7,775
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 5.73%, (1 Month Term SOFR + 1.39%), 07/25/34 (f) (j)	194	195
Series 2004-M6-BC5, REMIC, 6.10%, (1 Month Term SOFR + 1.76%), 07/25/34 (f) (j)	3,733	3,667

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Series 2004-M4-AB2, REMIC, 5.73%, (1 Month Term SOFR + 1.39%), 11/25/34 (f) (j)	2,450	2,044
Series 2005-MV6-7, REMIC, 5.65%, (1 Month Term SOFR + 1.31%), 08/25/35 (f) (j)	4,000	3,624
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 4.85%, (1 Month Term SOFR + 0.51%), 04/25/46 (f) (j)	2,169	1,834
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 5.80%, (1 Month Term SOFR + 1.46%), 11/25/35 (f)	5,382	2,461
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 5.20%, (1 Month Term SOFR + 0.83%), 01/19/45 (f) (j)	1,041	941
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (f)	78	76
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (j)	9,999	10,048
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 3.92%, (1 Month Term SOFR + 2.21%), 05/25/37 (f) (j)	28,000	23,767
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 5.43%, (1 Month Term SOFR + 1.09%), 01/25/36 (f) (j)	5,905	5,266
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 5.38%, (SONIA + 0.67%), 06/13/45, GBP (e) (f)	11,954	13,116
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 5.53%, (SONIA + 0.82%), 09/13/45, GBP (e) (f)	20	25
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.59%, (1 Month Term SOFR + 1.19%), 07/15/38 (f)	11,362	11,369
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 4.77%, (1 Month Term SOFR + 0.43%), 10/25/36 (f) (j)	6,574	4,090
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 1.48%, (1 Month Term SOFR + 0.25%), 01/25/37 (f) (j)	13,324	6,450
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 5.89%, (3 Month Term SOFR + 1.23%), 10/15/30 (f)	2,020	2,021
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 5.14%, (1 Month Term SOFR + 0.80%), 10/25/35 (f) (j)	17,553	14,015
GLS Auto Receivables Issuer Trust 2023-2
Series 2023-B-2A, 5.52%, 11/15/27	7,000	7,006
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 4.99%, (1 Month Term SOFR + 0.65%), 03/25/36 (f) (j)	3,625	1,702
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 2.55%, 04/28/37 (f)	23,904	5,414
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 4.85%, (1 Month Term SOFR + 0.51%), 06/25/34 (f)	3,295	2,960
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (f) (j)	2,993	2,660
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 4.87%, (1 Month Term SOFR + 0.51%), 07/21/36 (f) (j)	4,448	2,209
Harley Marine Financing LLC
Series 2023-A1-1, 9.25%, 12/15/27	75	76
Series 2023-A2-1, 9.75%, 12/15/27	82	83
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 6.54%, (3 Month Term SOFR + 2.02%), 05/23/39 (f)	9,680	9,249
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 5.23%, (1 Month Term SOFR + 0.89%), 10/25/34 (f) (j)	1,159	1,138
Honda Auto Receivables 2024-4 Owner Trust
Series 2024-A2-4, 4.56%, 04/15/26	7,900	7,897
Series 2024-A3-4, 4.33%, 01/18/28	7,900	7,861
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.55%, 06/25/36 (f)	2,143	1,370
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 4.85%, (1 Month Term SOFR + 0.51%), 05/25/35 (f)	879	563
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 4.99%, (1 Month Term SOFR + 0.65%), 05/25/36 (f) (j)	895	740
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 4.77%, (1 Month Term SOFR + 0.43%), 10/25/36 (f) (j)	859	770
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-A-2NU, REMIC, 1.97%, 01/07/28	7,390	6,442
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 5.53%, (1 Month Term SOFR + 1.19%), 07/25/35 (f)	5,798	5,580
J.P. Morgan Mortgage Trust 2022-DCS1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (f)	4,158	3,999
J.P. Morgan Mortgage Trust 2024-VIS1
Series 2024-A1-VIS1, REMIC, 5.99%, 09/01/54 (f)	4,499	4,523
J.P. Morgan Seasoned Mortgage Trust 2024-1
Series 2024-A3-1, REMIC, 4.50%, 01/25/63 (f)	1,000	939
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (f)	2,600	2,531
Kinbane 2022-RPL 1 Designated Activity Company
Series 2022-A-RPL1X, 3.93%, (1 Month EURIBOR + 0.85%), 09/25/62, EUR (e) (f) (j)	8,185	8,445
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 5.96%, (1 Month Term SOFR + 1.56%), 11/17/36 (f) (j)	9,211	9,209
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 4.95%, (1 Month Term SOFR + 0.61%), 08/25/47 (f) (j)	2,154	2,004
Lugo Funding Designated Activity Company
Series 2024-A-1A, 4.01%, (3 Month EURIBOR + 1.00%), 05/26/66, EUR (d) (f)	14,200	14,637
Madison Park Funding XXIX LTD
Series 2018-AR-29A, 5.81%, (3 Month Term SOFR + 1.18%), 10/18/30 (f)	6,761	6,769
Magnetite XXV, Limited
Series 2020-A-25A, 6.09%, (3 Month Term SOFR + 1.46%), 01/26/32 (f)	2,597	2,601
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 6.03%, (SONIA + 1.22%), 10/15/48, GBP (e) (f)	2,999	3,527
Marathon CLO XIII Ltd
Series 2019-AAR2-1A, 5.86%, (3 Month Term SOFR + 1.20%), 04/15/32 (f)	9,881	9,889
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 6.31%, (1 Month Term SOFR + 1.97%), 06/25/35 (f) (j)	2,828	2,887
Series 2005-A4-NC2, REMIC, 5.15%, (1 Month Term SOFR + 0.81%), 11/25/35 (f) (j)	8,422	4,769
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 5.35%, (1 Month Term SOFR + 1.01%), 01/25/35 (f) (j)	2,768	2,715
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/42 (d) (j)	935	620
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (j)	12,869	12,535
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,620
Morgan Stanley Capital I Trust 2021-L7
Series 2021-D-230P, REMIC, 6.89%, (1 Month Term SOFR + 2.49%), 12/15/38 (f)	2,929	2,602
Series 2021-E-230P, REMIC, 7.59%, (1 Month Term SOFR + 3.19%), 12/15/38 (f)	1,050	896
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 5.67%, (12 Month Treasury Average + 0.84%), 05/25/47 (f)	1,442	1,176
Navient Funding, LLC
Series 2006-A5-B, REMIC, 4.89%, (3 Month Term SOFR + 0.53%), 12/15/39 (f)	1,038	1,011

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 5.58%, (SOFR 30-Day Average + 1.01%), 02/25/33 (f)	5,284	5,240
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	2,402	2,411
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A2-RPL3, REMIC, 3.00%, 07/25/59 (f)	1,500	1,343
Newgate Funding PLC
Series 2007-A3-2X, 5.17%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (e) (f)	2,666	3,255
Nissan Auto Receivables 2024-B Owner Trust
Series 2024-A2A-B, 4.51%, 06/15/27	7,300	7,309
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 1.15%, (1 Month Term SOFR + 0.29%), 03/25/37 (f) (j)	36,335	11,212
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	4,300	4,304
Pagaya AI Debt Trust 2023-3
Series 2023-A-3, 7.60%, 12/16/30	1,238	1,244
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 5.49%, (1 Month Term SOFR + 1.15%), 05/25/35 (f) (j)	4,461	3,240
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 5.31%, (1 Month Term SOFR + 0.97%), 08/25/35 (f) (j)	1,232	1,183
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 5.05%, (1 Month Term SOFR + 0.71%), 07/25/37 (f) (j)	2,749	2,666
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 5.58%, (3 Month GBP LIBOR + 0.57%), 12/15/40, GBP (e) (f) (j)	981	1,220
PRET 2024-NPL8, LLC
Series 2024-A1-NPL8, REMIC, 5.96%, 11/25/54 (j)	8,934	8,945
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 6.40%, (1 Month Term SOFR + 2.06%), 04/25/35 (f) (j)	3,738	3,490
RCKT Mortgage Trust 2024-CES5
Series 2024-A1A-CES5, REMIC, 5.85%, 07/25/28 (f) (j)	5,252	5,274
RCKT Mortgage Trust 2024-CES7
Series 2024-A1A-CES7, REMIC, 5.16%, 09/25/28 (j)	1,252	1,236
Regional Management Issuance Trust 2024-2
Series 2024-A-2, 5.11%, 12/15/33	4,600	4,613
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (j)	19,851	6,496
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (j)	2,934	1,050
Research-Driven Pagaya Motor Asset Trust 2023-3
Series 2023-A-3A, 7.13%, 09/25/25	4,526	4,566
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,542	1,332
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (f)	727	583
Santander Drive Auto Receivables Trust 2024-5
Series 2024-A2-5, 4.88%, 12/15/25	7,900	7,914
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 5.25%, (1 Month Term SOFR + 0.91%), 03/25/35 (f) (j)	405	349
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, REMIC, 5.43%, (1 Month Term SOFR + 1.09%), 04/25/35 (f) (j)	865	769
Series 2006-M3-OP1, REMIC, 5.07%, (1 Month Term SOFR + 0.73%), 10/25/35 (f) (j)	1,708	1,694
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 5.16%, (1 Month Term SOFR + 0.82%), 10/25/35 (f) (j)	4,975	4,480
Shamrock Residential 2022-2 Designated Activity Company
Series 2022-A-2, 4.05%, (1 Month EURIBOR + 1.25%), 02/24/71, EUR (e) (f)	9,494	9,834
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 5.48%, (SOFR 30-Day Average + 0.91%), 03/25/26 (f)	5,537	5,476
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	2,111	2,007
Series 2022-A1B-B, REMIC, 6.05%, (SOFR 30-Day Average + 1.45%), 02/16/55 (f)	2,111	2,125
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 6.66%, (SOFR 30-Day Average + 1.85%), 05/16/50 (f)	2,061	2,092
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 5.85%, (SOFR 30-Day Average + 1.25%), 07/05/53 (f)	3,701	3,721
Sound Point CLO XVIII Ltd
Series 2017-A1-4A, 6.00%, (3 Month Term SOFR + 1.38%), 01/21/31 (f)	2,788	2,791
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 5.91%, (3 Month Term SOFR + 1.28%), 01/26/32 (f)	12,700	12,711
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 5.62%, (1 Month Term SOFR + 1.28%), 04/25/35 (f) (j)	2,810	2,627
Series 2005-M2-OPT2, REMIC, 5.29%, (1 Month Term SOFR + 0.95%), 08/25/35 (f) (j)	8,533	7,439
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 4.75%, (1 Month Term SOFR + 0.41%), 06/25/37 (f) (j)	16,278	8,455
Spirit Airlines, Inc.
Series 2017-AA-1, 0.00%, 02/15/30 (g) (h)	259	231
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 5.28%, (1 Month Term SOFR + 0.94%), 06/25/34 (f) (j)	3,235	3,018
Series 2005-M2-HE1, REMIC, 5.17%, (1 Month Term SOFR + 0.83%), 07/25/35 (f) (j)	920	857
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-M1-GEL2, REMIC, 5.15%, (1 Month Term SOFR + 0.81%), 05/25/37 (f) (j)	15,394	11,298
Structured Asset Securities CORP Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 4.65%, (1 Month Term SOFR + 0.31%), 06/25/37 (f) (j)	12,458	7,946
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	1,800	1,778
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	10,381	9,655
TruPS Financials Note Securitization 2017-2 Ltd
Series 2017-A1-2A, 6.19%, (3 Month Term SOFR + 1.83%), 09/20/39 (f)	1,143	1,102
United Airlines Pass Through Certificates, Series 2018-1
Series 2018-AA-1, 3.50%, 03/01/30	781	729
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,228	1,244
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.94%, 06/25/67 (j)	4,627	4,580
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (f)	5,770	5,785
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.43%, (1 Month Term SOFR + 0.36%), 04/25/37 (f) (j)	36,049	12,402
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 5.23%, (1 Month Term SOFR + 0.89%), 06/25/45 (f) (j)	1,254	1,261
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 5.21%, 09/25/35 (f)	2,458	2,225
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 5.53%, (12 Month Treasury Average + 0.70%), 04/25/47 (f)	970	821

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 6.68%, 12/25/37 (f)	11,519	10,442
WSTN Trust
Series 2023-A-MAUI, REMIC, 6.52%, 09/08/39 (f)	800	810
Total Non-U.S. Government Agency Asset-Backed Securities (cost $710,897)		660,641
CORPORATE BONDS AND NOTES 14.2%
Financials 5.8%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (d)	2,240	2,076
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (e)	100	102
Banco Bilbao Vizcaya Argentaria, S.A.
6.03%, 03/13/35	800	800
Banco Santander, S.A.
6.53%, 11/07/27 (l)	1,500	1,542
6.61%, 11/07/28 (l)	1,200	1,260
Barclays PLC
6.49%, 09/13/29	1,200	1,247
7.44%, 11/02/33 (l)	2,200	2,423
6.69%, 09/13/34 (l)	1,400	1,484
5.34%, 09/10/35 (l)	1,100	1,058
BPCE
6.71%, 10/19/29 (d)	1,650	1,715
7.00%, 10/19/34 (d)	1,400	1,492
CaixaBank, S.A.
6.84%, 09/13/34 (d)	1,100	1,169
Credicorp Capital Sociedad Titularizada S.A.
10.10%, 12/15/43, PEN (d)	1,000	274
Credit Suisse Group AG
4.21%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (e) (f) (l)	800	829
3.25%, 04/02/26, EUR (e) (l)	550	570
7.75%, 03/01/29, EUR (e) (l)	2,350	2,772
Deutsche Bank Aktiengesellschaft
3.04%, 05/28/32 (l)	7,800	6,654
5.40%, 09/11/35 (l)	200	191
Ford Motor Credit Company LLC
4.54%, 08/01/26	2,400	2,374
2.70%, 08/10/26	3,700	3,554
4.13%, 08/17/27	3,200	3,093
3.82%, 11/02/27	3,067	2,939
2.90%, 02/16/28	200	185
5.80%, 03/08/29	1,100	1,100
JAB Holdings B.V.
4.38%, 04/25/34, EUR (e)	3,400	3,700
Marex Group PLC
6.40%, 11/04/29	300	303
Morgan Stanley Bank, National Association
4.97%, 07/14/28 (e)	7,700	7,722
Nationwide Building Society
4.30%, 03/08/29 (d)	1,600	1,554
NatWest Group PLC
4.89%, 05/18/29 (l)	200	198
5.08%, 01/27/30 (l)	2,800	2,758
4.45%, 05/08/30 (l)	2,000	1,922
Panama Infrastructure Receivable Purchaser PLC
0.00%, 04/05/32 (d) (m)	6,449	4,333
Rio Oil Finance Trust
8.20%, 04/06/28 (d)	156	159
Santander Holdings USA, Inc.
5.35%, 09/06/30	700	691
Santander UK Group Holdings PLC
3.82%, 11/03/28 (l)	1,800	1,731
6.53%, 01/10/29 (l)	1,000	1,030
4.86%, 09/11/30 (l)	800	777
Societe Generale
6.69%, 01/10/34 (d) (l)	200	204
Stichting AK Rabobank Certificaten II
6.50%, EUR (e) (f) (j) (n)	3,501	4,021
UBS Group AG
6.33%, 12/22/27 (d)	4,400	4,514
6.25%, 09/22/29 (d)	3,000	3,107
4.19%, 04/01/31 (d) (l)	700	659
3.09%, 05/14/32 (d)	1,550	1,349
6.54%, 08/12/33 (d) (l)	2,850	2,997
9.02%, 11/15/33 (d) (l)	300	361
5.96%, 01/12/34 (d) (l)	925	943
Voyager Aviation Holdings, LLC
0.00%, 05/09/26 (d) (g) (h) (i)	1,141	—
Wells Fargo & Company
6.30%, 10/23/29	2,400	2,496
		88,432
Utilities 2.2%
Chile Electricity Lux MPC II S.a r.l.
5.58%, 10/20/35 (d)	700	680
Edison International
5.25%, 03/15/32	3,600	3,561
Pacific Gas And Electric Company
3.50%, 06/15/25	577	574
3.30%, 03/15/27 - 12/01/27	1,347	1,292
3.00%, 06/15/28 (o)	3,343	3,132
3.75%, 07/01/28	976	934
4.55%, 07/01/30	7,254	7,018
4.40%, 03/01/32	1,000	941
4.30%, 03/15/45	10,743	8,581
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo
0.00%, 11/09/28 (e) (g) (h)	400	272
Thames Water Utilities Finance PLC
4.00%, 04/18/27, EUR (e)	100	79
1.60%, 12/23/27 (e)	200	145
0.88%, 01/31/28, EUR (e)	1,700	1,293
3.50%, 02/25/28, GBP (e)	100	95
4.38%, 01/18/31, EUR (e)	700	553
7.13%, 04/30/31, GBP (e)	100	101
2.63%, 01/24/32, GBP (e)	400	369
1.25%, 01/31/32, EUR (e)	200	152
6.50%, 02/09/32, GBP	100	100
4.38%, 07/03/34, GBP (e)	300	288
5.13%, 09/28/37, GBP	200	196
5.50%, 02/11/41, GBP (e)	700	686
7.75%, 04/30/44, GBP (e)	600	624
Thames Water Utilities Limited
9.75%, 04/30/28, GBP (i)	1,410	1,650
		33,316
Energy 1.6%
Energy Transfer LP
6.10%, 12/01/28	1,700	1,764
Expand Energy Corporation
5.70%, 01/15/35	500	491
Gaz Capital S.A.
0.00%, 03/23/27 (e) (g) (h)	800	496
Gaz Finance PLC
0.00%, 06/29/27 - 01/27/29 (e) (g) (h)	6,600	3,466
ONEOK, Inc.
5.05%, 11/01/34	400	382
Petroleos de Venezuela, S.A.
0.00%, 05/16/25 - 04/12/37 (e) (g) (h)	1,590	171
Petroleos Mexicanos
6.70%, 02/16/32	7,889	6,878
6.95%, 01/28/60	1,190	817
Saudi Arabian Oil Company
5.25%, 07/17/34 (d)	600	592
5.75%, 07/17/54 (d)	800	748
5.88%, 07/17/64 (d)	1,000	931
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	55	51
5.75%, 09/30/39 (d)	601	585
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	2,200	2,016
Venture Global LNG, Inc.
8.13%, 06/01/28 (d)	1,600	1,664
9.50%, 02/01/29 (d)	200	221
9.88%, 02/01/32 (d) (o)	3,000	3,296
		24,569

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Communication Services 0.9%
Altice France
4.13%, 01/15/29, EUR (e)	100	78
Altice France Holding S.A.
5.88%, 02/01/27, EUR (e)	100	83
8.13%, 02/01/27 (d)	600	486
5.50%, 01/15/28 (d)	400	298
5.13%, 01/15/29 (d)	200	151
DISH DBS Corporation
5.25%, 12/01/26 (d)	2,590	2,357
5.75%, 12/01/28 (d)	2,090	1,786
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d) (o)	8,903	8,230
		13,469
Consumer Discretionary 0.8%
Carvana Co.
13.00%, 06/01/30 (d) (p)	2,436	2,683
14.00%, 06/01/31 (d) (p)	2,836	3,401
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	95	117
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (d)	2,000	1,972
4.35%, 09/17/27 (d)	4,300	4,147
4.81%, 09/17/30 (d) (o)	300	283
		12,603
Information Technology 0.8%
AppLovin Corporation
5.50%, 12/01/34 (o)	9,200	9,131
5.95%, 12/01/54	2,900	2,859
		11,990
Industrials 0.6%
Boeing Company, The
2.75%, 02/01/26	2,140	2,088
2.20%, 02/04/26 (q)	6,480	6,285
6.26%, 05/01/27 (q)	630	645
6.30%, 05/01/29 (q)	90	93
6.53%, 05/01/34 (q)	300	315
		9,426
Health Care 0.5%
Bayer US Finance LLC
6.25%, 01/21/29 (d)	3,700	3,774
Centene Corporation
3.00%, 10/15/30	1,900	1,639
2.63%, 08/01/31	3,000	2,469
		7,882
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	5,700	5,868
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (e)	900	908
		6,776
Real Estate 0.4%
Country Garden Holdings Company Limited
0.00%, 01/17/25 - 10/22/30 (e) (g) (h)	1,800	182
EPR Properties
4.75%, 12/15/26	32	32
4.95%, 04/15/28	90	88
GLP Financing, LLC
5.25%, 06/01/25	54	54
5.30%, 01/15/29	268	266
Hudson Pacific Properties, L.P.
3.95%, 11/01/27 (o)	800	695
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (e)	1,895	1,942
Uniti Group Inc.
10.50%, 02/15/28 (d)	1,728	1,842
6.50%, 02/15/29 (d)	507	460
		5,561
Materials 0.1%
Syngenta Finance N.V.
4.89%, 04/24/25 (d) (q)	943	941
Total Corporate Bonds And Notes (cost $225,572)		214,965
SENIOR FLOATING RATE INSTRUMENTS 3.1%
Health Care 1.2%
AMSURG LLC
2023 First Out Term Loan, 11.38%, (SOFR + 4.75%), 07/20/26 (f) (i)	2,591	2,591
2023 Last Out Term Loan, 12.51%, (3 Month Term SOFR + 7.88%), 11/03/28 (f) (i)	15,444	15,444
		18,035
Industrials 0.8%
American Airlines, Inc.
2021 Term Loan, 9.63%, (3 Month Term SOFR + 4.75%), 03/10/28 (f)	2,169	2,224
TransDigm, Inc.
2023 Term Loan J, 6.83%, (SOFR + 2.50%), 02/28/31 (f)	9,649	9,662
		11,886
Information Technology 0.4%
AI Silk Midco Ltd
EUR Term Loan B, 8.35%, (3 Month EURIBOR + 5.00%), 02/21/31, EUR (f)	1,000	1,033
Poseidon BidCo
2024 EUR Term Loan B, 0.00%, (3 Month EURIBOR + 5.00%), 12/31/49, EUR (f) (r)	2,100	1,389
Softbank Vision Fund II
Term Loan, 6.00%, 12/21/25 (f) (i)	4,040	3,988
		6,410
Materials 0.2%
SCURAlpha 1503 GmbH
USD Term Loan B1, 10.09%, (SOFR + 5.00%), 01/04/30 (f)	2,462	2,339
EUR Term Loan B1, 8.56%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (f)	1,300	1,323
Westmoreland Coal Co
PIK Term Loan, 8.00%, 03/15/29 (f) (i) (p)	23	13
		3,675
Communication Services 0.2%
Altice France S.A.
2023 USD Term Loan B14, 10.16%, (SOFR + 5.50%), 08/31/28 (f)	1,095	875
SubCalidora 2 Sa rl
Term Loan, 8.43%, 08/14/29, EUR (f) (i)	1,200	1,240
Syniverse Holdings, Inc.
2022 Term Loan, 11.60%, (3 Month Term SOFR + 7.00%), 05/06/27 (f)	1,500	1,502
		3,617
Consumer Staples 0.2%
Upfield B.V.
2024 EUR Term Loan B9, 8.18%, (3 Month EURIBOR + 4.50%), 01/03/28, EUR (f)	2,600	2,693
Consumer Discretionary 0.1%
Hudsons Bay Co
Term Loan, 0.00%, (SOFR + 7.00%), 09/30/26 (f) (i) (r)	827	827
Energy 0.0%
Lealand Finance Company B.V.
2020 Take Back Term Loan, 8.47%, (SOFR + 4.00%), 06/30/25 (f) (p)	74	29
2020 Make Whole Term Loan, 7.47%, (SOFR + 3.00%), 06/30/27 (f) (i)	21	11
		40
Total Senior Floating Rate Instruments (cost $47,876)		47,183
COMMON STOCKS 0.8%
Communication Services 0.5%
Clear Channel Outdoor Holdings, Inc. (g)	515	706
iHeartMedia, Inc. (g)	91	119
iHeartMedia, Inc. - Class A (g)	124	246
Intelsat Jackson Holdings, Ltd. (g) (i)	124	4,092
Windstream Holdings, Inc. (g) (i)	109	2,644
		7,807
Health Care 0.3%
Amsurg Corp. (g) (i)	101	4,648
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Real Estate 0.0%
Uniti Group Inc.	40	223
Financials 0.0%
UBS Group AG	4	125
Voyager Common Shares (g) (i)	—	—
Voyager Preferred Units (g) (i)	2	—
Energy 0.0%
WestMet Group Holdings (g)	1	3
Materials 0.0%
Westmoreland Coal Company (g)	1	1
Total Common Stocks (cost $16,493)		12,807
WARRANTS 0.1%
Intelsat Jackson Holdings, Ltd. (g) (i)	—	—
Intelsat Jackson Holdings, Ltd. (g) (i)	1	2
Windstream Holdings, Inc. (g) (i)	72	931
Total Warrants (cost $938)		933
SHORT TERM INVESTMENTS 2.7%
U.S. Treasury Bill 1.3%
Treasury, United States Department of
4.55%, 01/16/25	273	273
4.34%, 02/06/25 (c)	1,335	1,329
4.30%, 03/27/25 (c)	17,500	17,328
		18,930
Treasury Securities 1.2%
Presidencia da Republica
9.17%, 01/01/25, BRL	8,800	1,424
10.84%, 07/01/25, BRL	28,700	4,353
12.90%, 10/01/25, BRL	81,700	11,907
		17,684
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.36% (s) (t)	3,430	3,430
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.46% (s) (t)	393	393
Total Short Term Investments (cost $41,237)		40,437
Total Investments 156.6% (cost $2,483,439)		2,370,948
Other Derivative Instruments 0.3%		4,006
Other Assets and Liabilities, Net (56.9)%		(861,115)
Total Net Assets 100.0%		1,513,839

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2024, the total payable for investments purchased on a delayed delivery basis was $883,486.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $112,202 and 7.4% of the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Non-income producing security.

(h) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Convertible security.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) All or a portion of the security was on loan as of December 31, 2024.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(r) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	5,176	425,118	426,864	241	—	—	3,430	0.3
JNL Government Money Market Fund, 4.46% - Class SL	211	36,222	36,040	81	—	—	393	—
	5,387	461,340	462,904	322	—	—	3,823	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 5.29%, 12/15/38	02/19/20	1,016	941	0.1
Altice France, 4.13%, 01/15/29	05/14/24	76	78	—
Altice France Holding S.A., 5.88%, 02/01/27	07/25/24	86	83	—
Banca Monte dei Paschi di Siena S.p.A., 1.88%, 01/09/26	03/07/23	101	102	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	08/22/24	6,490	6,381	0.4
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	09/13/24	592	578	0.1
Country Garden Holdings Company Limited, 0.00%, 01/17/25	01/13/22	553	61	—
Country Garden Holdings Company Limited, 0.00%, 10/22/25	08/10/22	170	41	—
Country Garden Holdings Company Limited, 0.00%, 07/12/26	08/02/22	151	40	—
Country Garden Holdings Company Limited, 0.00%, 10/22/30	08/01/22	123	40	—
Credit Suisse Group AG, 4.21%, 01/16/26	03/15/23	728	829	0.1
Credit Suisse Group AG, 3.25%, 04/02/26	03/15/23	492	570	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/09/23	2,292	2,772	0.2
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 5.38%, 06/13/45	09/02/20	14,039	13,116	0.9
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 5.53%, 09/13/45	10/15/18	26	25	—
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	496	—
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	130	—
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	6,400	3,336	0.2
Gobierno de la Provincia de Buenos Aires, 41.98%, 04/12/25	09/19/19	49	5	—
JAB Holdings B.V., 4.38%, 04/25/34	11/04/24	3,826	3,700	0.3
Kennedy Wilson Europe Real Estate Limited, 3.25%, 11/12/25	02/22/18	2,347	1,942	0.1
Kinbane 2022-RPL 1 Designated Activity Company, Series 2022-A-RPL1X, 3.93%, 09/25/62	03/21/23	8,716	8,445	0.6
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 6.03%, 10/15/48	02/19/20	3,807	3,527	0.2
Market Bidco Finco PLC, 4.75%, 11/04/27	05/30/22	883	908	0.1
Ministry of Finance of Israel, 3.80%, 05/13/60	05/12/20	2,815	1,569	0.1
Ministry of Finance of the Russian Federation, 0.00%, 03/31/30	04/01/22	84	129	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	943	1,848	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,848	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	406	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	135	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	225	—	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	—	—
Morgan Stanley Bank, National Association, 4.97%, 07/14/28	07/17/24	7,700	7,722	0.5
Newgate Funding PLC, Series 2007-A3-2X, 5.17%, 12/15/50	11/28/17	3,418	3,255	0.2
Petroleos de Venezuela, S.A., 0.00%, 05/16/25	11/03/17	88	53	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	54	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	32	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	32	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 5.58%, 12/15/40	10/06/22	1,065	1,220	0.1
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo, 0.00%, 11/09/28	09/29/22	95	272	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	148	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	53	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	144	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/34	12/13/17	346	183	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	51	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/49	12/13/17	472	260	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	7	—
Shamrock Residential 2022-2 Designated Activity Company, Series 2022-A-2, 4.05%, 02/24/71	03/21/23	10,185	9,834	0.7
Stichting AK Rabobank Certificaten II, 6.50%	11/12/19	5,153	4,021	0.3
Thames Water Utilities Finance PLC, 4.00%, 04/18/27	10/04/24	84	79	—
Thames Water Utilities Finance PLC, 1.60%, 12/23/27	08/22/24	154	145	—
Thames Water Utilities Finance PLC, 0.88%, 01/31/28	10/02/24	1,393	1,293	0.1
Thames Water Utilities Finance PLC, 3.50%, 02/25/28	08/28/24	101	95	—
Thames Water Utilities Finance PLC, 4.38%, 01/18/31	09/30/24	572	553	—
Thames Water Utilities Finance PLC, 7.13%, 04/30/31	07/30/24	98	101	—
Thames Water Utilities Finance PLC, 2.63%, 01/24/32	10/01/24	385	369	—
Thames Water Utilities Finance PLC, 1.25%, 01/31/32	10/01/24	159	152	—
Thames Water Utilities Finance PLC, 4.38%, 07/03/34	09/30/24	293	288	—
Thames Water Utilities Finance PLC, 5.50%, 02/11/41	09/30/24	679	686	0.1
Thames Water Utilities Finance PLC, 7.75%, 04/30/44	07/31/24	590	624	0.1
		96,020	85,807	5.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	March 2025	AUD	28,481	20	(238)
Long Gilt	773	March 2025	GBP	72,872	551	(1,822)
United States 10 Year Note	742	March 2025		81,487	(162)	(794)
United States 10 Year Ultra Bond	83	March 2025		9,369	(21)	(130)
United States 2 Year Note	15	April 2025		3,087	—	(3)
United States 5 Year Note	771	April 2025		82,330	(72)	(369)
					316	(3,356)
Short Contracts
3 Month SOFR Index	(163)	March 2025		(39,152)	(1)	171
3 Month SOFR Index	(163)	June 2025		(39,313)	—	265
3 Month SOFR Index	(175)	September 2025		(42,312)	2	331
3 Month SOFR Index	(23)	December 2025		(5,626)	—	105
3 Month SOFR Index	(31)	March 2026		(7,583)	—	139
3 Month SOFR Index	(27)	June 2026		(6,603)	—	119
Euro BOBL	(158)	March 2025	EUR	(18,752)	(34)	136
Euro Bund	(288)	March 2025	EUR	(39,082)	(125)	679
Euro Schatz	(1)	March 2025	EUR	(107)	—	—
United States Long Bond	(499)	March 2025		(58,168)	125	1,360
United States Ultra Bond	(145)	March 2025		(18,047)	63	805
					30	4,110

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	9.02	(M)	12/17/29	MXN	10,400	(5)	(9)
28-Day MEXIBOR (M)	Paying	8.99	(M)	12/18/29	MXN	7,700	(3)	(7)
28-Day MEXIBOR (M)	Paying	9.14	(M)	12/27/29	MXN	14,900	(9)	(9)
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	3
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	3
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	—	10
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	—	7
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	4
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	—	7
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	7
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	7
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	—	16
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	—	7
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	—	17
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	—	7
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	—	7
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	—	8
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	—	12
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	—	13
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	4
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.75	(S)	06/19/29	NZD	9,300	1	239
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	09/18/29	AUD	26,300	37	(300)
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	—	8
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	—	8
6M EURIBOR (S)	Receiving	2.59	(A)	08/19/34	EUR	2,400	(6)	(52)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	(15)	2,728
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	(6)	1,347
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	(5)	1,154
6M EURIBOR (S)	Receiving	2.25	(A)	03/19/55	EUR	16,474	(65)	(483)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	12	(271)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	11	(269)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	15	(271)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	7	(132)
6M EURIBOR (S)	Paying	3.37	(A)	10/09/28	EUR	3,000	5	134
6M EURIBOR (S)	Paying	3.45	(A)	10/20/28	EUR	2,800	5	134
6M EURIBOR (S)	Paying	2.77	(A)	04/16/29	EUR	2,400	5	56

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Paying	2.86	(A)	04/24/29	EUR	3,600	7	99
6M EURIBOR (S)	Paying	2.78	(A)	05/02/29	EUR	2,400	5	59
6M EURIBOR (S)	Paying	2.95	(A)	06/12/29	EUR	1,800	3	59
6M EURIBOR (S)	Paying	2.50	(A)	03/19/30	EUR	74,800	169	486
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	65	(768)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	15	114
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	4	128
6M EURIBOR (S)	Paying	2.77	(A)	04/29/34	EUR	1,600	4	61
6M EURIBOR (S)	Paying	2.41	(A)	11/05/34	EUR	2,800	7	12
Bank of Canada Overnight Repo Rate (S)	Paying	3.75	(S)	12/20/25	CAD	24,900	2	569
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	(67)	2,537
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	(40)	1,636
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.70	(A)	09/18/29	JPY	3,190,000	(23)	26
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	569,400	(8)	138
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/18/34	JPY	1,640,000	(28)	(75)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	276,000	(6)	206
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	130,000	(3)	106
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	1	(37)
BRAZIBOR (A)	Paying	11.16	(A)	01/02/25	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.35	(A)	01/02/25	BRL	400	—	(2)
BRAZIBOR (A)	Paying	11.14	(A)	01/02/25	BRL	500	—	(3)
BRAZIBOR (A)	Paying	12.14	(A)	01/02/25	BRL	900	—	—
BRAZIBOR (A)	Paying	12.15	(A)	01/02/25	BRL	900	—	—
BRAZIBOR (A)	Paying	12.00	(A)	01/02/25	BRL	1,100	—	(1)
BRAZIBOR (A)	Paying	12.16	(A)	01/02/25	BRL	1,800	—	—
BRAZIBOR (A)	Paying	12.08	(A)	01/02/25	BRL	1,800	—	(1)
BRAZIBOR (A)	Paying	9.87	(A)	01/02/26	BRL	6,100	—	(68)
BRAZIBOR (A)	Paying	9.91	(A)	01/02/26	BRL	9,500	(1)	(104)
BRAZIBOR (A)	Paying	9.84	(A)	01/02/26	BRL	12,100	(1)	(136)
BRAZIBOR (A)	Paying	10.07	(A)	01/02/26	BRL	18,900	(1)	(196)
BRAZIBOR (A)	Paying	10.05	(A)	01/02/26	BRL	19,000	(1)	(197)
BRAZIBOR (A)	Paying	10.02	(A)	01/02/26	BRL	19,200	(1)	(202)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	(1)
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(4)
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(4)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	(7)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(9)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	—	(16)
BRAZIBOR (A)	Paying	10.21	(A)	01/04/27	BRL	3,880	1	(57)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	—	(75)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	—	(124)
BRAZIBOR (A)	Paying	10.07	(A)	01/04/27	BRL	7,530	1	(114)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	11,500	2	(169)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	11,540	2	(171)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	—	(272)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	—	(308)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	19,260	3	(284)
BRAZIBOR (A)	Paying	10.33	(A)	01/04/27	BRL	20,480	3	(289)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	22,760	3	(343)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	23,090	3	(340)
BRAZIBOR (A)	Paying	10.26	(A)	01/04/27	BRL	26,920	4	(388)
BRAZIBOR (A)	Paying	10.20	(A)	01/04/27	BRL	26,950	4	(394)
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	—	(505)
Sterling Overnight Index Average Rate (A)	Receiving	4.00	(A)	09/18/29	GBP	4,500	(13)	87
Sterling Overnight Index Average Rate (A)	Receiving	3.70	(A)	03/28/34	GBP	1,000	(4)	35
Sterling Overnight Index Average Rate (A)	Receiving	3.75	(A)	09/18/54	GBP	1,700	(11)	209
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(4)	(171)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(4)	(206)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(7)	(302)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(4)	(145)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(5)	(241)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(9)	(413)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(7)	(319)
U.S. SOFR (A)	Receiving	2.35	(A)	01/23/25		28,300	10	35
U.S. SOFR (Q)	Receiving	1.30	(S)	03/16/25		7,600	—	357
U.S. SOFR (Q)	Receiving	1.30	(S)	03/18/25		7,600	—	357
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	2	297
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	1	302
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26		3,500	—	158
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26		35,800	1	1,636

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26	59,100	(30)	9,426
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26	4,040	—	22
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26	5,700	(1)	274
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26	1,200	—	95
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26	2,700	(1)	245
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27	11,500	(3)	673
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27	8,300	(3)	486
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27	6,200	(2)	370
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27	8,220	2	308
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27	2,100	—	(28)
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28	1,800	—	173
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28	2,000	(1)	289
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28	2,620	1	29
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28	1,070	—	21
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28	1,500	1	29
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28	18,400	8	(29)
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29	1,980	(1)	205
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/29	4,340	2	129
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/29	3,680	2	91
U.S. SOFR (A)	Receiving	3.74	(A)	05/31/29	9,100	5	113
U.S. SOFR (A)	Receiving	3.83	(A)	05/31/29	24,230	14	202
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29	5,570	3	153
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29	53,380	31	1,058
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29	1,800	(1)	375
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	460	—	17
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29	3,600	(1)	672
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	95,990	63	2,683
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29	6,470	4	52
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30	5,900	(3)	1,178
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30	3,500	(2)	744
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30	1,700	(1)	365
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30	3,800	—	664
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30	69,000	(6)	12,863
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30	65,870	50	2,674
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30	1,700	1	280
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	200	—	3
U.S. SOFR (A)	Receiving	3.68	(A)	10/31/30	200	—	4
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	200	—	5
U.S. SOFR (A)	Receiving	3.75	(A)	10/31/30	300	—	5
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	—	5
U.S. SOFR (A)	Receiving	3.66	(A)	10/31/30	300	—	6
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	—	5
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	—	5
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	—	5
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	300	—	5
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	400	—	9
U.S. SOFR (A)	Receiving	3.61	(A)	10/31/30	400	—	9
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	400	—	7
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	400	—	10
U.S. SOFR (A)	Receiving	3.62	(A)	10/31/30	500	—	11
U.S. SOFR (A)	Receiving	3.57	(A)	10/31/30	500	—	12
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	500	—	9
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	500	—	13
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	500	—	12
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	700	1	13
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	1	16
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	1	16
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	1	16
U.S. SOFR (A)	Receiving	3.58	(A)	10/31/30	900	1	22
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	1,630	1	7
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	51,190	43	537
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/31	6,120	5	218
U.S. SOFR (A)	Receiving	3.33	(A)	04/30/31	990	1	40
U.S. SOFR (A)	Receiving	3.43	(A)	04/30/31	1,750	2	60
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	18	4,816
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	8,380	7	232
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	16,930	17	416
U.S. SOFR (A)	Receiving	3.30	(A)	06/30/31	3,140	3	134
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	(4)	5,410
U.S. SOFR (A)	Receiving	3.79	(A)	10/31/31	23,300	26	338

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.71	(A)	11/30/31	9,800	11	185
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	6	236
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	144	3,247
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	86	2,161
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	4	140
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	12	631
U.S. SOFR (A)	Receiving	4.25	(A)	11/22/33	2,400	3	(33)
U.S. SOFR (A)	Receiving	4.03	(A)	12/15/33	2,400	3	6
U.S. SOFR (A)	Receiving	3.84	(A)	12/26/33	1,300	2	22
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33	1,200	(16)	19
U.S. SOFR (A)	Receiving	3.81	(A)	01/02/34	1,200	2	23
U.S. SOFR (A)	Receiving	3.75	(A)	01/02/34	1,200	2	28
U.S. SOFR (A)	Receiving	3.68	(A)	01/03/34	1,200	2	34
U.S. SOFR (A)	Receiving	3.65	(A)	01/08/34	2,300	3	72
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34	2,400	3	85
U.S. SOFR (A)	Receiving	3.60	(A)	01/17/34	1,200	2	42
U.S. SOFR (A)	Receiving	3.99	(A)	07/02/34	3,300	5	20
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34	4,000	6	70
U.S. SOFR (A)	Receiving	3.80	(A)	08/06/34	3,800	5	83
U.S. SOFR (A)	Receiving	3.65	(A)	08/07/34	3,800	5	128
U.S. SOFR (A)	Receiving	3.68	(A)	08/13/34	3,800	5	118
U.S. SOFR (A)	Receiving	3.53	(A)	08/20/34	3,800	5	163
U.S. SOFR (A)	Receiving	3.56	(A)	08/21/34	4,300	6	175
U.S. SOFR (A)	Receiving	3.61	(A)	08/22/34	3,800	5	138
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34	2,200	3	98
U.S. SOFR (A)	Receiving	3.47	(A)	09/04/34	2,600	4	125
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34	2,700	4	118
U.S. SOFR (A)	Receiving	3.41	(A)	09/05/34	2,400	3	126
U.S. SOFR (A)	Receiving	3.24	(A)	09/16/34	1,200	2	80
U.S. SOFR (A)	Receiving	3.28	(A)	09/16/34	4,800	7	305
U.S. SOFR (A)	Receiving	3.23	(A)	09/18/34	3,700	5	249
U.S. SOFR (A)	Receiving	3.25	(A)	09/18/34	3,700	5	244
U.S. SOFR (A)	Receiving	3.53	(A)	11/15/49	270	—	21
U.S. SOFR (A)	Receiving	3.37	(A)	11/15/49	410	—	42
U.S. SOFR (A)	Receiving	3.46	(A)	11/15/49	680	—	60
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	(2)	266
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	(2)	445
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	(7)	1,167
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	(30)	5,695
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	(14)	2,236
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	(8)	1,455
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	(1)	317
U.S. SOFR (A)	Receiving	3.69	(A)	11/15/52	2,500	1	146
U.S. SOFR (A)	Receiving	3.62	(A)	11/15/52	8,000	4	451
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	17	2,664
U.S. SOFR (A)	Receiving	3.30	(A)	11/15/53	1,010	—	119
U.S. SOFR (A)	Paying	2.69	(A)	04/04/25	2,000	—	(9)
U.S. SOFR (A)	Paying	2.70	(A)	04/04/25	12,000	—	(53)
U.S. SOFR (A)	Paying	2.72	(A)	04/10/25	4,000	—	(18)
U.S. SOFR (A)	Paying	2.79	(A)	04/10/25	3,200	—	(14)
U.S. SOFR (A)	Paying	4.50	(A)	05/22/25	236,990	(3)	783
U.S. SOFR (A)	Paying	4.90	(A)	06/06/25	139,040	—	102
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	7	(1,929)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	1	(194)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	1	(204)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	17	(2,601)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	1	(195)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	14	(1,648)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	8	(1,056)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	—	(113)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	(1)	(137)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	(1)	(101)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	—	(41)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	—	(71)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	(4)	(1,325)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	(4)	(172)
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	3	(1,304)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	3	(665)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	—	(104)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	1	(170)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.94	(A)	02/22/29	6,800	(3)	(29)
U.S. SOFR (A)	Paying	3.97	(A)	02/27/29	2,300	(1)	(7)
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	(78)	(10,472)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	(1)	19
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	(1)	(68)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	(1)	(64)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	(3)	(120)
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	(3)	(124)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	(1)	(39)
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	(9)	(338)
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	(2)	(2,859)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	(24)	(6,914)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	—	(348)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	—	(328)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	—	(230)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	—	(204)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	—	(276)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	2	(441)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	(3)	(166)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	(4)	(128)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	(6)	(191)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	(11)	(338)
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	(6)	(95)
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	(2)	(34)
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	(6)	(102)
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	(3)	(44)
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	(3)	(26)
U.S. SOFR (A)	Paying	4.03	(A)	10/04/33	4,700	(6)	(12)
U.S. SOFR (A)	Paying	4.18	(A)	10/10/33	2,300	(3)	19
U.S. SOFR (A)	Paying	4.15	(A)	10/12/33	2,300	(3)	14
U.S. SOFR (A)	Paying	4.22	(A)	10/20/33	2,300	(3)	26
U.S. SOFR (A)	Paying	4.45	(A)	10/31/33	1,400	(2)	40
U.S. SOFR (A)	Paying	4.45	(A)	11/01/33	3,500	(5)	100
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	900	(1)	(13)
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	8,320	(12)	(31)
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	1,200	(2)	(30)
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	700	(1)	(17)
U.S. SOFR (A)	Paying	3.67	(A)	01/24/34	2,300	(3)	(70)
U.S. SOFR (A)	Paying	3.69	(A)	01/24/34	2,300	(3)	(66)
U.S. SOFR (A)	Paying	3.62	(A)	01/31/34	1,200	(2)	(40)
U.S. SOFR (A)	Paying	3.73	(A)	02/07/34	1,100	(2)	(28)
U.S. SOFR (A)	Paying	3.86	(A)	02/21/34	4,600	(6)	(72)
U.S. SOFR (A)	Paying	3.70	(A)	03/05/34	1,200	(2)	(34)
U.S. SOFR (A)	Paying	3.90	(A)	04/10/34	2,300	(3)	(30)
U.S. SOFR (A)	Paying	3.95	(A)	04/16/34	2,500	(4)	(23)
U.S. SOFR (A)	Paying	4.08	(A)	04/17/34	2,300	(3)	2
U.S. SOFR (A)	Paying	4.09	(A)	04/22/34	2,300	(3)	3
U.S. SOFR (A)	Paying	4.13	(A)	05/03/34	2,200	(3)	10
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	5,530	(7)	19
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	11,230	(16)	10
U.S. SOFR (A)	Paying	3.45	(A)	10/11/34	3,800	(5)	(190)
U.S. SOFR (A)	Paying	3.38	(A)	10/15/34	3,800	(5)	(213)
U.S. SOFR (A)	Paying	3.39	(A)	10/17/34	2,500	(3)	(138)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	5,200	(7)	(283)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	2,100	(3)	(114)
U.S. SOFR (A)	Paying	3.52	(A)	11/06/34	7,600	(11)	(342)
U.S. SOFR (A)	Paying	3.75	(A)	12/18/34	460	(1)	(19)
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	34	(5,474)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	1	(119)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	1	(116)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	(1)	(178)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	(2)	(289)
U.S. SOFR (A)	Paying	3.83	(A)	10/12/53	700	(1)	(15)
U.S. SOFR (A)	Paying	3.88	(A)	10/16/53	700	(1)	(9)
U.S. SOFR (A)	Paying	3.87	(A)	10/17/53	800	(1)	(12)
						389	37,005

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.31	1.00	12/20/25	(500)	3	—	(3)
AT&T Inc. (Q)	0.50	1.00	06/20/28	(3,700)	60	(2)	98
Bank of America Corporation (Q)	0.30	1.00	12/20/25	(2,100)	14	—	(2)
Bank of America Corporation (Q)	0.35	1.00	12/20/26	(3,500)	43	—	(1)
Barclays Bank PLC (Q)	0.32	1.00	12/20/25	(2,500)	17	—	3
Boeing Company, The (Q)	1.09	1.00	12/20/29	(4,000)	(16)	(2)	14
CDX.EM.34.V3 (Q)	1.10	1.00	12/20/25	(2,944)	(3)	2	130
CDX.EM.36.V3 (Q)	0.97	1.00	12/20/26	(12,236)	6	6	552
CDX.EM.38 (Q)	1.25	1.00	12/20/27	(1,600)	(11)	—	125
CDX.EM.39 (Q)	1.33	1.00	06/20/28	(300)	(3)	—	17
CDX.EM.40 (Q)	1.48	1.00	12/20/28	(3,800)	(65)	—	114
CDX.EM.41 (Q)	1.61	1.00	06/20/29	(1,500)	(36)	—	21
CDX.EM.42 (Q)	1.73	1.00	12/20/29	(2,800)	(88)	(1)	(5)
CDX.NA.HY.34.V13 (Q)	0.76	5.00	06/20/25	(352)	7	—	(20)
CDX.NA.HY.35.V5 (Q)	1.00	5.00	12/20/25	(192)	7	—	(10)
CDX.NA.HY.36.V5 (Q)	1.24	5.00	06/20/26	(9,024)	480	1	(363)
CDX.NA.HY.37.V5 (Q)	1.42	5.00	12/20/26	(2,688)	180	1	32
CDX.NA.HY.39.V4 (Q)	2.21	5.00	12/20/27	(485)	37	—	42
CDX.NA.HY.40.V3 (Q)	2.51	5.00	06/20/28	(294)	23	—	17
CDX.NA.HY.41.V2 (Q)	2.69	5.00	12/20/28	(99)	8	—	2
CDX.NA.HY.43 (Q)	3.12	5.00	12/20/29	(35,800)	2,755	22	148
CDX.NA.IG.41 (Q)	0.39	1.00	12/20/28	(100)	2	—	1
CDX.NA.IG.43 (Q)	0.50	1.00	12/20/29	(30,900)	690	6	(4)
Citigroup Inc. (Q)	0.26	1.00	12/20/25	(400)	3	—	—
EADS Finance (Q)	0.20	1.00	06/20/26	(6,500)	78	(2)	(83)
EADS Finance (Q)	0.34	1.00	06/20/28	(100)	2	—	—
Ford Motor Credit Company LLC (Q)	0.26	5.00	06/20/25	(600)	13	—	(18)
Ford Motor Credit Company LLC (Q)	0.31	5.00	12/20/25	(900)	40	—	7
General Electric Company (Q)	0.12	1.00	06/20/26	(4,500)	57	(2)	4
ITRAXX.EUR.42 (Q)	0.58	1.00	12/20/29	(11,700)	240	(7)	(17)
Rolls-Royce Group PLC (Q)	0.20	1.00	12/20/25	(4,400)	35	(1)	483
Rolls-Royce Group PLC (Q)	0.27	1.00	12/20/26	(1,300)	19	—	77
Rolls-Royce Group PLC (Q)	0.32	1.00	06/20/27	(1,500)	26	(1)	175
Verizon Communications Inc. (Q)	0.48	1.00	06/20/28	(3,900)	66	(1)	72
Verizon Communications Inc. (Q)	0.51	1.00	12/20/28	(900)	16	—	18
					4,705	19	1,626

JNL/PIMCO Income Fund — Exchange Traded Futures Options
Reference Entity	Notional		Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Feb. 2025	EUR	(5)	(32)	EUR	117.50	01/24/25	3	(4)
Euro BOBL Future, Feb. 2025	EUR	(5)	(32)	EUR	119.25	01/24/25	(1)	3
Euro Bund Future, Feb. 2025	EUR	(7)	(15)	EUR	133.50	01/24/25	4	(6)
Euro Bund Future, Feb. 2025	EUR	(4)	(10)	EUR	134.50	01/24/25	3	(11)
Euro Bund Future, Feb. 2025	EUR	(5)	(15)	EUR	136.50	01/24/25	—	4
Euro Bund Future, Feb. 2025	EUR	(5)	(10)	EUR	138.00	01/24/25	—	4
							9	(10)

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]	Value ($)
Foreign Currency Options
USD/MXN Spot Rate	DUB	Call	MXN	18.15	02/06/25	2,000,000	2,000	(272)
USD/MXN Spot Rate	DUB	Call	MXN	18.10	02/11/25	943,000	943	(131)
USD/MXN Spot Rate	DUB	Call	MXN	18.15	02/13/25	2,358,000	2,358	(323)
USD/TRY Spot Rate	BOA	Call	TRY	51.50	05/07/25	6,700,000	6,700	(50)
USD/TRY Spot Rate	BOA	Put	TRY	40.50	05/07/25	6,700,000	6,700	(317)
								(1,093)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 01/08/35	JPM	Call	1.97	01/06/25	1,400,000	EUR	1,400	—
6M EURIBOR, 01/08/35	JPM	Put	2.22	01/06/25	1,400,000	EUR	1,400	(18)
SOFR, 01/21/35	BOA	Call	3.70	01/16/25	1,800,000		1,800	(1)
SOFR, 01/08/35	GSC	Call	3.50	01/06/25	2,200,000		2,200	—
SOFR, 01/15/35	GSC	Call	3.72	01/13/25	3,500,000		3,500	(1)
SOFR, 01/22/35	GSC	Call	3.69	01/17/25	4,900,000		4,900	(1)
SOFR, 01/23/35	GSC	Call	3.82	01/21/25	2,200,000		2,200	(3)
SOFR, 01/23/35	GSC	Call	3.88	01/21/25	9,800,000		9,800	(22)
SOFR, 01/27/35	GSC	Call	3.90	01/23/25	3,500,000		3,500	(10)
SOFR, 01/28/35	GSC	Call	3.91	01/24/25	4,200,000		4,200	(14)
SOFR, 01/29/35	GSC	Call	3.89	01/27/25	2,300,000		2,300	(7)
SOFR, 01/08/35	JPM	Call	3.50	01/06/25	1,100,000		1,100	—
SOFR, 01/15/35	JPM	Call	3.62	01/13/25	2,100,000		2,100	—
SOFR, 01/21/35	BOA	Put	4.10	01/16/25	1,800,000		1,800	(10)
SOFR, 01/08/35	GSC	Put	3.90	01/06/25	2,200,000		2,200	(32)
SOFR, 01/15/35	GSC	Put	4.07	01/13/25	3,500,000		3,500	(21)
SOFR, 01/22/35	GSC	Put	4.09	01/17/25	4,900,000		4,900	(30)
SOFR, 01/23/35	GSC	Put	4.28	01/21/25	9,800,000		9,800	(21)
SOFR, 01/23/35	GSC	Put	4.22	01/21/25	2,200,000		2,200	(7)
SOFR, 01/27/35	GSC	Put	4.30	01/23/25	3,500,000		3,500	(7)
SOFR, 01/28/35	GSC	Put	4.31	01/24/25	4,200,000		4,200	(9)
SOFR, 01/29/35	GSC	Put	4.29	01/27/25	2,300,000		2,300	(6)
SOFR, 01/08/35	JPM	Put	3.85	01/06/25	1,100,000		1,100	(20)
SOFR, 01/15/35	JPM	Put	3.97	01/13/25	2,100,000		2,100	(23)
								(263)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	01/15/25	AUD	1,643	1,017	(25)
BRL/USD	GSC	01/03/25	BRL	25,800	4,176	(51)
BRL/USD	JPM	01/03/25	BRL	83,028	13,439	(194)
BRL/USD	BCL	02/04/25	BRL	25,828	4,155	(1)
BRL/USD	CIT	02/04/25	BRL	156,878	25,238	(1,904)
EUR/USD	BCL	01/15/25	EUR	4,579	4,745	(108)
EUR/USD	JPM	01/15/25	EUR	1,690	1,751	(18)
GBP/USD	BCL	01/15/25	GBP	1,959	2,452	(18)
IDR/USD	CIT	01/08/25	IDR	326,602	20	—
IDR/USD	GSC	01/22/25	IDR	577,717	36	—
IDR/USD	JPM	03/05/25	IDR	332,481	21	—
INR/USD	CIT	01/17/25	INR	948,627	11,063	(150)
INR/USD	JPM	01/17/25	INR	360,292	4,202	(54)
INR/USD	CIT	03/21/25	INR	616,584	7,154	(51)
INR/USD	CIT	03/21/25	INR	81,801	949	—
JPY/USD	BCL	01/07/25	JPY	2,198,160	13,977	(729)
JPY/USD	BOA	01/15/25	JPY	1,243,123	7,912	(241)
JPY/USD	JPM	01/15/25	JPY	1,951,637	12,422	(610)
JPY/USD	BCL	02/04/25	JPY	1,034,713	6,602	(4)
MXN/USD	BCL	02/10/25	MXN	14,509	691	(109)
MXN/USD	DUB	02/13/25	MXN	6,822	325	(52)
MXN/USD	DUB	02/18/25	MXN	17,155	816	(127)
TRY/USD	BCL	01/06/25	TRY	97,571	2,750	175
TRY/USD	BCL	01/07/25	TRY	37,150	1,046	61
TRY/USD	BCL	01/09/25	TRY	22,143	622	35
TRY/USD	BCL	01/13/25	TRY	15,046	421	14
TRY/USD	JPM	01/15/25	TRY	40,927	1,143	7
TRY/USD	BCL	01/23/25	TRY	45,307	1,255	51
TRY/USD	BCL	01/27/25	TRY	8,121	224	9
TRY/USD	BCL	01/28/25	TRY	9,223	254	3
TRY/USD	BCL	01/30/25	TRY	19,242	529	18
TRY/USD	BCL	02/03/25	TRY	9,546	261	25
TRY/USD	JPM	02/03/25	TRY	22,392	613	57
TRY/USD	BCL	02/05/25	TRY	26,966	737	21
TRY/USD	BCL	02/06/25	TRY	25,466	695	20
TRY/USD	JPM	02/07/25	TRY	8,770	239	26
TRY/USD	BCL	02/12/25	TRY	23,842	648	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	BCL	02/18/25	TRY	44,546	1,204	21
TRY/USD	BCL	02/21/25	TRY	22,520	607	11
TRY/USD	BCL	02/24/25	TRY	10,827	291	6
TRY/USD	BCL	02/25/25	TRY	23,338	626	12
TRY/USD	BCL	02/26/25	TRY	15,504	416	7
TRY/USD	BCL	02/28/25	TRY	43,346	1,161	22
TRY/USD	BCL	03/03/25	TRY	15,465	413	7
TRY/USD	BCL	03/04/25	TRY	35,593	950	14
TRY/USD	BCL	03/05/25	TRY	66,065	1,761	26
TRY/USD	BCL	03/11/25	TRY	9,431	250	3
TRY/USD	JPM	03/12/25	TRY	11,035	292	64
TRY/USD	DUB	03/13/25	TRY	12,490	330	68
TRY/USD	BCL	03/14/25	TRY	19,898	526	7
TRY/USD	BCL	03/17/25	TRY	968	26	—
TRY/USD	BCL	03/19/25	TRY	1,738	46	1
TRY/USD	BOA	03/19/25	TRY	8,135	214	2
TRY/USD	JPM	05/02/25	TRY	53,800	1,360	130
TRY/USD	JPM	05/05/25	TRY	4,674	118	11
TRY/USD	JPM	05/06/25	TRY	61,971	1,561	152
TRY/USD	BOA	05/08/25	TRY	61,764	1,553	159
USD/AUD	BCL	01/15/25	AUD	(872)	(540)	10
USD/AUD	DUB	01/15/25	AUD	(1,211)	(750)	37
USD/BRL	BCL	01/03/25	BRL	(25,828)	(4,181)	—
USD/BRL	GSC	01/03/25	BRL	(83,000)	(13,435)	2,560
USD/BRL	JPM	02/04/25	BRL	(34,813)	(5,601)	86
USD/BRL	GSC	03/06/25	BRL	(57,631)	(9,222)	562
USD/BRL	GSC	07/02/25	BRL	(28,700)	(4,463)	327
USD/BRL	GSC	10/02/25	BRL	(28,500)	(4,322)	84
USD/BRL	JPM	10/02/25	BRL	(53,200)	(8,068)	156
USD/CHF	BCL	01/15/25	CHF	(604)	(667)	23
USD/CNY	BOA	01/15/25	CNY	(71)	(10)	—
USD/CNY	CIT	01/15/25	CNY	(145)	(20)	—
USD/CNY	JPM	01/15/25	CNY	(191)	(26)	—
USD/EUR	DUB	01/15/25	EUR	(71,780)	(74,390)	1,662
USD/GBP	BCL	01/15/25	GBP	(30,621)	(38,330)	230
USD/IDR	JPM	01/08/25	IDR	(331,446)	(21)	—
USD/INR	CIT	01/17/25	INR	(695,256)	(8,109)	44
USD/JPY	BCL	01/07/25	JPY	(1,038,162)	(6,601)	5
USD/MXN	BCL	01/27/25	MXN	(10,449)	(499)	15
USD/MXN	CIT	01/27/25	MXN	(5,643)	(269)	9
USD/MXN	JPM	01/31/25	MXN	(5,165)	(246)	6
USD/MXN	DUB	02/10/25	MXN	(14,501)	(691)	109
USD/MXN	GSC	02/11/25	MXN	(123,115)	(5,864)	183
USD/MXN	DUB	02/13/25	MXN	(379,167)	(18,055)	726
USD/MXN	DUB	02/18/25	MXN	(17,116)	(814)	129
USD/MXN	BCL	03/19/25	MXN	(97,542)	(4,620)	149
USD/MXN	BOA	03/19/25	MXN	(14,561)	(690)	21
USD/PEN	CIT	01/23/25	PEN	(2,965)	(789)	8
USD/PEN	CIT	01/28/25	PEN	(15,106)	(4,016)	6
USD/PEN	GSC	02/25/25	PEN	(389)	(103)	—
USD/PEN	CIT	03/19/25	PEN	(40,123)	(10,655)	51
USD/TRY	JPM	01/06/25	TRY	(40,543)	(1,143)	(7)
USD/TRY	BCL	02/27/25	TRY	(518)	(14)	—
USD/TRY	JPM	05/08/25	TRY	(61,766)	(1,553)	(159)
USD/TWD	CIT	01/22/25	TWD	(139,742)	(4,268)	118
USD/TWD	GSC	01/22/25	TWD	(36,931)	(1,128)	22
USD/TWD	JPM	01/22/25	TWD	(30,991)	(947)	10
USD/ZAR	BCL	01/17/25	ZAR	(245,497)	(12,991)	678
ZAR/USD	GSC	01/17/25	ZAR	8,931	473	(12)
					(99,333)	4,659

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia da Republica (Q)	CIT	1.02	1.00	06/20/26	(7,200)	—	(245)	245
Presidencia da Republica (Q)	GSC	1.02	1.00	06/20/26	(10,600)	—	(360)	360

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,300)	39	(325)	364
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,800)	9	60	(51)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,500)	9	(41)	50
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	(133)	(1,365)	1,232
CMBX.NA.AAA.6 (M)	GSC	0.00	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(23,897)	16	48	(32)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	0.98	1.00	12/20/26	(1,000)	1	(46)	47
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	1.20	1.00	06/20/27	(200)	(1)	(7)	6
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.20	1.00	06/20/27	(300)	(1)	(11)	10
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.35	1.00	12/20/27	(100)	(1)	(9)	8
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	1.20	1.00	06/20/27	(300)	(2)	(12)	10
Ministry of Finance (Q)	GSC	1.03	1.00	12/20/29	(800)	(1)	(22)	21
Ministry of Finance (Q)	JPM	1.03	1.00	12/20/29	(200)	—	(6)	6
South Africa, Parliament of (Q)	DUB	0.80	1.00	12/20/26	(1,200)	5	(53)	58
					(176,913)	(60)	(2,394)	2,334

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,393,982	—	1,393,982
Non-U.S. Government Agency Asset-Backed Securities	—	660,641	—	660,641
Corporate Bonds And Notes	—	213,315	1,650	214,965
Senior Floating Rate Instruments	—	23,069	24,114	47,183
Common Stocks	1,298	125	11,384	12,807
Warrants	—	—	933	933
Short Term Investments	3,823	36,614	—	40,437
	5,121	2,327,746	38,081	2,370,948
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4,110	—	—	4,110
Centrally Cleared Interest Rate Swap Agreements	—	90,447	—	90,447
Centrally Cleared Credit Default Swap Agreements	—	2,152	—	2,152
Exchange Traded Futures Options	11	—	—	11
Open Forward Foreign Currency Contracts	—	9,283	—	9,283
OTC Credit Default Swap Agreements	—	2,417	—	2,417
	4,121	104,299	—	108,420
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,356)	—	—	(3,356)
Centrally Cleared Interest Rate Swap Agreements	—	(53,442)	—	(53,442)
Centrally Cleared Credit Default Swap Agreements	—	(526)	—	(526)
Exchange Traded Futures Options	(21)	—	—	(21)
OTC Written Options	—	(1,356)	—	(1,356)
Open Forward Foreign Currency Contracts	—	(4,624)	—	(4,624)
OTC Credit Default Swap Agreements	—	(83)	—	(83)
	(3,377)	(60,031)	—	(63,408)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 80.3%
Financials 31.7%
AerCap Ireland Capital Designated Activity Company
4.63%, 09/10/29	200	195
3.30%, 01/30/32	3,700	3,225
Ally Financial Inc.
5.80%, 05/01/25	1,150	1,152
4.75%, 06/09/27	300	298
6.99%, 06/13/29 (a)	500	520
6.85%, 01/03/30	800	830
Antares Holdings LP
3.95%, 07/15/26 (a) (b)	300	291
3.75%, 07/15/27 (b)	630	596
7.95%, 08/11/28 (b)	600	628
Apollo Debt Solutions BDC
6.70%, 07/29/31 (b)	1,500	1,531
Arch Capital Group Ltd.
3.64%, 06/30/50	615	439
Ares Capital Corporation
5.95%, 07/15/29	2,000	2,031
Ares Finance Co. II LLC
3.25%, 06/15/30 (b)	1,200	1,086
Ares Finance Co. III LLC
4.13%, 06/30/51 (b)	500	479
Ares Management Corporation
5.60%, 10/11/54	500	477
Ares Strategic Income Fund
5.70%, 03/15/28 (b)	500	500
5.60%, 02/15/30 (b)	500	492
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	500	519
3.60%, 09/15/51	1,700	1,163
Aviation Capital Group LLC
3.50%, 11/01/27 (b)	1,532	1,465
6.25%, 04/15/28 (b)	600	619
5.38%, 07/15/29 (b)	400	400
Avolon Holdings Funding Limited
4.25%, 04/15/26 (b)	1,500	1,482
2.53%, 11/18/27 (b)	2,226	2,063
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (c)	4,000	3,900
Banco Santander, S.A.
9.63%, (100, 05/21/33) (a) (c) (d)	400	461
4.88%, 10/18/31, EUR (c) (e)	2,700	3,023
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	2,700	2,692
3.82%, 01/20/28 (a)	2,900	2,842
4.38%, 04/27/28	600	594
3.97%, 02/07/30	7,000	6,722
1.90%, 07/23/31	3,900	3,282
2.69%, 04/22/32 (a)	2,900	2,491
4.57%, 04/27/33	800	760
5.29%, 04/25/34	3,200	3,177
Barclays PLC
2.85%, 05/07/26 (c)	1,400	1,392
5.69%, 03/12/30 (c)	2,200	2,213
6.22%, 05/09/34	2,900	2,975
BGC Group, Inc.
4.38%, 12/15/25 (f)	700	693
8.00%, 05/25/28 (f)	600	638
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (b)	800	777
Blackstone Inc.
2.50%, 01/10/30 (b)	5,700	5,069
5.00%, 06/15/44 (b)	300	273
Blackstone Secured Lending Fund
5.88%, 11/15/27	1,000	1,016
Blue Owl Finance LLC
4.13%, 10/07/51	3,400	2,474
BNP Paribas
7.00%, (100, 08/16/28) (b) (c) (d)	200	198
7.38%, (100, 09/10/34) (b) (d)	800	794
8.50%, (100, 08/14/28) (b) (c) (d)	1,700	1,766
Boral Finance Pty Limited
3.75%, 05/01/28 (b)	338	318
BPCE
6.61%, 10/19/27 (b)	900	922
7.00%, 10/19/34 (b)	400	426
1.50%, 01/13/42, EUR (e)	400	395
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	311
Brookfield Financial, Inc.
3.90%, 01/25/28 (a)	1,595	1,553
4.35%, 04/15/30	600	577
5.68%, 01/15/35	1,400	1,408
5.97%, 03/04/54	225	228
Cantor Fitzgerald, L.P.
7.20%, 12/12/28 (b)	1,000	1,042
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (d)	3,200	3,171
Capital One Financial Corporation
3.95%, (100, 09/01/26) (d)	1,100	1,047
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (d)	2,300	1,984
5.00%, (100, 12/01/27) (d)	900	860
1.65%, 03/11/31	4,000	3,282
CI Financial Corp.
7.50%, 05/30/29 (b)	500	523
Citigroup Inc.
4.15%, (100, 11/15/26) (d)	2,500	2,380
7.00%, (100, 08/15/34) (d)	1,000	1,055
7.20%, (100, 05/15/29) (d)	700	726
3.79%, 03/17/33 (a)	2,800	2,516
5.57%, 04/30/34	700	708
5.45%, 06/11/35	900	893
Citizens Bank, National Association
3.75%, 02/18/26	600	592
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (d)	800	764
CNA Financial Corporation
2.05%, 08/15/30	300	257
CoBank, ACB
4.25%, (100, 01/01/27) (b) (d)	2,200	2,092
Constellation Insurance, Inc.
6.80%, 01/24/30 (b) (f) (g)	2,600	2,546
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	980
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	1,900	1,815
Deutsche Bank Aktiengesellschaft
2.13%, 11/24/26	3,400	3,314
5.71%, 02/08/28 (c)	1,200	1,212
Discover Financial Services
6.13%, (100, 06/23/25) (d)	2,100	2,092
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (e)	13	13
7.50%, 06/15/30 (b)	51	49
Encore Capital Group, Inc.
8.50%, 05/15/30 (b)	300	316
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (d) (e)	2,000	1,999
Essent Group Ltd.
6.25%, 07/01/29	500	510
Export-Import Bank of India
3.25%, 01/15/30 (b)	600	548
F&G Annuities & Life, Inc.
6.25%, 10/04/34 (f)	100	97
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (b)	600	613
4.63%, 04/29/30	1,900	1,851
6.00%, 12/07/33	100	103
6.35%, 03/22/54	200	206
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	247
First American Financial Corporation
5.45%, 09/30/34	400	386

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Ford Motor Credit Company LLC
3.38%, 11/13/25	300	295
4.39%, 01/08/26	237	235
5.85%, 05/17/27	500	505
4.13%, 08/17/27	300	290
3.82%, 11/02/27	1,653	1,584
5.80%, 03/08/29	1,200	1,200
6.05%, 11/05/31	200	199
Franklin Resources, Inc.
2.95%, 08/12/51	1,630	1,010
Freedom Mortgage Corporation
12.00%, 10/01/28 (b)	800	868
FS KKR Capital Corp.
7.88%, 01/15/29	1,400	1,491
6.88%, 08/15/29	800	825
GE Capital Funding LLC
4.55%, 05/15/32	537	516
Global Atlantic Financial Company
3.13%, 06/15/31 (b)	1,700	1,461
6.75%, 03/15/54 (b)	400	406
Global Payments Inc.
2.90%, 05/15/30	500	444
4.15%, 08/15/49	500	375
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (a) (d)	1,000	987
7.50%, (100, 05/10/29) (a) (d)	1,000	1,045
7.50%, (100, 02/10/29) (d)	700	736
6.63%, (3 Month Term SOFR + 2.01%), 10/28/27 (g) (h)	1,700	1,741
3.69%, 06/05/28	400	388
4.22%, 05/01/29	1,200	1,167
1.99%, 01/27/32	3,900	3,221
2.38%, 07/21/32	2,300	1,917
5.02%, 10/23/35	2,900	2,780
Golub Capital BDC, Inc.
7.05%, 12/05/28	400	414
Golub Capital Private Credit Fund
5.80%, 09/12/29 (b)	500	490
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (b)	1,000	975
Hanover Insurance Group Inc, The
2.50%, 09/01/30	500	431
High Street Funding Trust I
4.11%, 02/15/28 (b)	100	96
HPS Corporate Lending Fund
6.75%, 01/30/29 (b)	300	308
HSBC Holdings PLC
7.39%, 11/03/28	800	848
4.58%, 06/19/29 (c)	1,100	1,075
2.85%, 06/04/31 (c)	2,500	2,182
Intesa Sanpaolo SPA
6.63%, 06/20/33 (b)	300	313
7.20%, 11/28/33 (b)	1,100	1,190
7.80%, 11/28/53 (b)	1,300	1,451
JAB Holdings B.V.
2.20%, 11/23/30 (b)	686	568
Jefferies Financial Group Inc.
5.88%, 07/21/28	1,175	1,201
JPMorgan Chase & Co.
4.00%, (100, 04/01/25) (d)	4,700	4,659
4.60%, (100, 02/01/25) (d)	2,300	2,292
6.88%, (100, 06/01/29) (d)	1,000	1,044
3.78%, 02/01/28	3,200	3,131
5.58%, 04/22/30	2,600	2,649
2.74%, 10/15/30	2,900	2,610
4.60%, 10/22/30	1,000	980
1.95%, 02/04/32	1,800	1,493
5.35%, 06/01/34	1,500	1,497
6.25%, 10/23/34	3,000	3,174
5.29%, 07/22/35	100	99
Lazard Group LLC
4.50%, 09/19/28	1,200	1,177
4.38%, 03/11/29	278	271
Lloyds Banking Group PLC
5.87%, 03/06/29	700	714
4.98%, 08/11/33	2,300	2,209
5.68%, 01/05/35 (c)	1,700	1,694
Main Street Capital Corporation
6.95%, 03/01/29	400	417
Marsh & Mclennan Companies, Inc.
5.00%, 03/15/35	900	877
5.70%, 09/15/53	700	699
Mizuho Financial Group, Inc.
1.98%, 09/08/31	1,900	1,598
5.59%, 07/10/35	1,100	1,111
Morgan Stanley
5.88%, (100, 09/15/26) (d)	700	691
5.12%, 02/01/29	4,700	4,709
6.41%, 11/01/29	2,500	2,612
5.17%, 01/16/30	1,600	1,601
4.65%, 10/18/30	600	588
3.62%, 04/01/31	3,500	3,250
1.79%, 02/13/32	1,500	1,226
2.24%, 07/21/32	1,600	1,326
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (b)	700	705
MSCI Inc.
3.25%, 08/15/33 (b)	200	169
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,412
Nationwide Building Society
10.25%, GBP (d)	219	357
6.56%, 10/18/27 (b)	1,450	1,488
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (b)	500	368
NatWest Group PLC
4.60%, (100, 06/28/31) (c) (d)	1,300	1,099
5.58%, 03/01/28 (c)	1,700	1,719
5.08%, 01/27/30 (c)	2,800	2,758
New Mountain Finance Corporation
6.20%, 10/15/27	1,100	1,099
Nomura Holdings, Inc.
1.85%, 07/16/25	600	590
5.84%, 01/18/28	2,000	2,037
2.17%, 07/14/28	1,900	1,716
5.78%, 07/03/34	200	202
North American Company for Life and Health Insurance
6.88%, 04/15/34 (b)	1,500	1,569
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (e)	90	10
1.50%, 10/01/53, DKK (e)	4,412	498
OneMain Finance Corporation
7.88%, 03/15/30	900	939
Protective Life Corporation
4.30%, 09/30/28 (b)	600	584
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	800	670
Rio Oil Finance Trust
9.75%, 01/06/27 (b) (g)	66	68
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)	2,200	2,136
4.40%, 07/13/27 (a)	100	99
Santander UK Group Holdings PLC
1.53%, 08/21/26 (c)	1,300	1,271
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (e) (i) (j) (k)	5,700	—
Sixth Street Lending Partners
6.50%, 03/11/29 (b)	900	912
5.75%, 01/15/30 (b)	700	687
State Street Corporation
6.70%, (100, 03/15/29) (d)	600	612
Stichting AK Rabobank Certificaten II
6.50%, EUR (d) (e) (g) (h)	630	724
Stifel Financial Corp.
4.00%, 05/15/30	900	849
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	2,700	2,308
5.42%, 07/09/31	2,900	2,931
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
5.56%, 07/09/34	800	808
Synchrony Financial
3.95%, 12/01/27	1,900	1,834
UBS Group AG
4.38%, (100, 02/10/31) (b) (d)	2,600	2,226
6.85%, (100, 09/10/29) (b) (c) (d)	600	594
9.25%, (100, 11/13/33) (b) (c) (d)	200	230
3.87%, 01/12/29 (b) (c)	700	675
6.54%, 08/12/33 (b) (c)	4,250	4,469
9.02%, 11/15/33 (b) (c)	500	602
5.96%, 01/12/34 (b) (c)	1,900	1,938
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
7.30%, 04/02/34 (b) (c)	1,000	1,040
Wells Fargo & Company
6.85%, (100, 09/15/29) (d)	1,000	1,030
7.63%, (100, 09/15/28) (d)	400	424
5.72%, (SOFR + 1.07%), 04/22/28 (h)	1,100	1,107
3.58%, 05/22/28 (a)	4,800	4,650
2.39%, 06/02/28	4,500	4,238
5.57%, 07/25/29 (a)	500	508
5.20%, 01/23/30 (a)	1,700	1,706
2.88%, 10/30/30	500	452
2.57%, 02/11/31	3,700	3,262
5.56%, 07/25/34	300	300
Willis North America Inc.
2.95%, 09/15/29	1,500	1,363
		275,298
Energy 9.3%
ADNOC Murban RSC Ltd.
4.25%, 09/11/29 (b)	1,500	1,449
Aker BP ASA
4.00%, 01/15/31 (b)	2,950	2,722
Canadian Natural Resources Limited
6.45%, 06/30/33 (a)	500	526
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27 (a)	2,200	2,212
3.70%, 11/15/29	800	749
Cheniere Energy Partners, L.P.
5.75%, 08/15/34 (b)	800	804
Cheniere Energy, Inc.
5.65%, 04/15/34	100	100
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (b)	400	390
Devon Energy Corporation
5.20%, 09/15/34	2,000	1,901
DT Midstream, Inc.
5.80%, 12/15/34 (a) (b)	350	351
Enable Midstream Partners, LP
4.95%, 05/15/28	500	499
Enbridge Inc.
6.20%, 11/15/30	1,500	1,579
5.70%, 03/08/33	1,700	1,716
Energy Transfer LP
4.20%, 04/15/27	1,200	1,183
6.55%, 12/01/33	1,400	1,486
4.90%, 03/15/35	554	520
7.50%, 07/01/38	200	226
6.05%, 06/01/41	1,300	1,293
Energy Transfer Operating, L.P.
6.25%, 04/15/49	3,000	3,005
Eni S.P.A.
5.95%, 05/15/54 (b)	700	675
Enterprise Products Operating LLC
4.95%, 02/15/35 (a)	2,600	2,514
7.73%, (3 Month Term SOFR + 3.25%), 08/16/77 (h)	250	249
EQM Midstream Partners, LP
4.50%, 01/15/29 (b)	370	353
EQT Corporation
5.75%, 02/01/34	500	497
Expand Energy Corporation
5.70%, 01/15/35	500	491
Flex Intermediate Holdco, LLC
3.36%, 06/30/31 (b)	2,200	1,882
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (b)	800	700
Gaz Finance PLC
0.00%, 01/27/29 (e) (i) (j)	1,800	938
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (b)	1,500	1,480
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (b)	500	525
Kinder Morgan, Inc.
5.95%, 08/01/54	1,000	978
Midwest Connector Capital Company LLC
4.63%, 04/01/29 (b)	500	490
MPLX LP
2.65%, 08/15/30	3,700	3,231
5.20%, 12/01/47 (a)	1,638	1,450
4.90%, 04/15/58 (a)	300	241
Occidental Petroleum Corporation
8.88%, 07/15/30	300	342
7.88%, 09/15/31	2,800	3,100
6.20%, 03/15/40	3,010	2,958
ONEOK Partners, L.P.
6.85%, 10/15/37	200	216
6.20%, 09/15/43	500	499
ONEOK, Inc.
6.35%, 01/15/31	900	946
4.75%, 10/15/31	4,700	4,545
4.95%, 07/13/47	2,600	2,204
6.63%, 09/01/53	600	631
QatarEnergy LNG
5.84%, 09/30/27 (b)	137	138
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	1,200	1,212
5.90%, 09/15/37	1,000	1,014
Santos Finance Ltd
6.88%, 09/19/33 (b)	2,300	2,435
Saudi Arabian Oil Company
2.25%, 11/24/30 (b)	200	171
5.75%, 07/17/54 (b)	400	374
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,181
6.13%, 03/15/33	2,700	2,784
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (b)	5,100	4,566
Var Energi ASA
8.00%, 11/15/32 (b)	500	565
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (b)	2,400	2,135
6.25%, 01/15/30 (b)	600	607
4.13%, 08/15/31 (b)	300	269
Venture Global LNG, Inc.
9.50%, 02/01/29 (b)	1,200	1,326
9.88%, 02/01/32 (a) (b)	1,100	1,209
Western Midstream Operating, LP
6.35%, 01/15/29 (a)	900	932
5.45%, 11/15/34	300	289
Williams Companies, Inc., The
5.40%, 03/02/26	2,100	2,115
Woodside Finance Limited
4.50%, 03/04/29 (b)	2,000	1,940
5.10%, 09/12/34 (a)	500	476
		80,584
Utilities 8.8%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	524	419
American Electric Power Company, Inc.
5.20%, 01/15/29	1,000	1,007
Anglian Water Services Financing PLC
6.00%, 06/20/39, GBP (e)	100	122
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,394
Black Hills Corporation
2.50%, 06/15/30	1,400	1,219
6.00%, 01/15/35	325	336

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Cameron LNG, LLC
3.40%, 01/15/38 (b)	1,300	1,086
CenterPoint Energy Houston Electric, LLC
5.05%, 03/01/35	100	98
Cleco Corporate Holdings LLC
3.74%, 05/01/26	417	409
Connecticut Light and Power Company, The
4.90%, 07/01/33	400	391
DTE Electric Company
2.25%, 03/01/30	1,400	1,233
DTE Energy Company
2.95%, 03/01/30	500	449
Duke Energy Indiana, LLC
5.40%, 04/01/53	1,450	1,370
Duke Energy Ohio, Inc.
5.65%, 04/01/53	1,500	1,468
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	1,000	963
Edison International
5.45%, 06/15/29	1,500	1,514
Electricite de France
4.88%, 09/21/38 (b)	1,100	982
Enel Finance International N.V.
5.13%, 06/26/29 (b)	2,200	2,196
Entergy Corporation
2.80%, 06/15/30	2,600	2,316
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	700	578
EP Infrastructure, a.s.
1.82%, 03/02/31, EUR (e)	100	90
EPH Financing International, a.s.
6.65%, 11/13/28, EUR (e)	700	781
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	867
Florida Power & Light Company
4.80%, 05/15/33 (a)	2,300	2,240
Georgia Power Company
3.70%, 01/30/50	400	293
3.25%, 03/15/51	2,300	1,547
IPALCO Enterprises, Inc.
5.75%, 04/01/34	200	201
ITC Holdings Corp.
2.95%, 05/14/30 (b)	1,950	1,745
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (b)	1,300	1,263
Mississippi Power Company
3.95%, 03/30/28	2,600	2,531
National Grid Electricity Transmission PLC
2.00%, 04/17/40, GBP (e)	1,400	1,069
National Grid PLC
5.81%, 06/12/33	1,000	1,021
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/30	500	501
2.25%, 06/01/30	600	519
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	403
Pacific Gas And Electric Company
3.30%, 03/15/27 - 08/01/40	5,100	4,424
3.75%, 07/01/28	250	239
3.25%, 06/01/31 (a)	1,400	1,243
4.60%, 06/15/43	600	507
4.30%, 03/15/45	200	160
4.25%, 03/15/46	1,200	951
4.95%, 07/01/50 (a)	500	433
5.25%, 03/01/52	2,300	2,065
PacifiCorp
5.30%, 02/15/31	900	912
6.25%, 10/15/37	1,087	1,141
PECO Energy Company
3.00%, 09/15/49	800	523
Pinnacle West Capital Corporation
5.33%, 06/10/26 (h)	300	301
PPL Electric Utilities Corporation
5.00%, 05/15/33	100	99
Public Service Company of Colorado
1.88%, 06/15/31 (a)	2,700	2,224
Public Service Electric And Gas Company
4.85%, 08/01/34	600	583
Puget Energy, Inc.
4.10%, 06/15/30 (a)	700	657
San Diego Gas & Electric Company
4.10%, 06/15/49	200	157
Southern California Edison Company
5.35%, 03/01/26	700	705
5.30%, 03/01/28	4,200	4,248
5.65%, 10/01/28 (a)	1,100	1,129
6.05%, 03/15/39	400	414
3.60%, 02/01/45	400	296
4.00%, 04/01/47	1,100	847
Southern California Gas Company
2.55%, 02/01/30	1,600	1,433
5.20%, 06/01/33	1,800	1,792
SPP - distribucia , a.s.
1.00%, 06/09/31, EUR (e)	300	256
SW (Finance) I PLC
7.00%, 04/16/40, GBP (e)	1,000	1,105
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,259
Thames Water Utilities Finance PLC
4.38%, 01/18/31, EUR (e)	900	711
4.38%, 07/03/34, GBP (e)	600	577
Thames Water Utilities Limited
9.75%, 04/30/28, GBP (k)	671	785
The AES Corporation
5.45%, 06/01/28	2,900	2,917
2.45%, 01/15/31	100	83
7.60%, 01/15/55	1,025	1,053
6.95%, 07/15/55	700	685
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	2,870	2,733
The Narragansett Electric Company
3.40%, 04/09/30 (b)	700	646
The Southern Company
4.25%, 07/01/36	400	360
Vistra Operations Company LLC
6.00%, 04/15/34 (b)	900	912
Yorkshire Water Finance PLC
1.75%, 10/27/32, GBP (e)	700	647
		76,833
Real Estate 7.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	487
2.75%, 12/15/29	2,100	1,883
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,264
American Homes 4 Rent, L.P.
4.25%, 02/15/28 (a)	1,200	1,172
American Tower Corporation
2.95%, 01/15/25	1,700	1,698
5.65%, 03/15/33	1,200	1,217
5.90%, 11/15/33	1,900	1,957
3.70%, 10/15/49	2,100	1,512
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	686
COPT Defense Properties
2.25%, 03/15/26	400	387
CoStar Group, Inc.
2.80%, 07/15/30 (b)	1,100	960
Crown Castle Inc.
5.60%, 06/01/29	300	306
2.50%, 07/15/31	500	422
5.20%, 09/01/34	1,700	1,657
Digital Dutch Finco B.V.
1.50%, 03/15/30, EUR (e)	1,400	1,322
EPR Properties
4.75%, 12/15/26	200	199
4.50%, 06/01/27	900	884
4.95%, 04/15/28	100	98

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
3.60%, 11/15/31	1,800	1,573
Equinix, Inc.
2.15%, 07/15/30 (a)	1,700	1,461
Essex Portfolio, L.P.
2.65%, 03/15/32 (a)	3,900	3,291
5.50%, 04/01/34	600	599
Extra Space Storage LP
2.20%, 10/15/30	1,000	852
Fideicomiso Fibra Uno
7.38%, 02/13/34 (b)	800	796
GLP Financing, LLC
5.75%, 06/01/28	300	303
5.30%, 01/15/29	700	695
4.00%, 01/15/31	5,600	5,125
Goodman US Finance Six, LLC
5.13%, 10/07/34 (b)	2,000	1,932
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	353
Host Hotels & Resorts, L.P.
3.38%, 12/15/29	3,600	3,301
3.50%, 09/15/30 (f)	3,400	3,082
Hudson Pacific Properties, L.P.
5.95%, 02/15/28	600	512
Invitation Homes Operating Partnership LP
5.45%, 08/15/30	400	405
2.00%, 08/15/31	700	569
4.15%, 04/15/32 (a)	3,100	2,852
Kaisa Group Holdings Ltd.
0.00%, 04/09/49 - 11/12/49 (e) (i) (j)	3,700	218
0.00%, 06/30/49 (e) (i) (j)	300	18
Kilroy Realty, L.P.
4.75%, 12/15/28	500	489
3.05%, 02/15/30	1,000	876
6.25%, 01/15/36	700	694
Newmark Group, Inc.
7.50%, 01/12/29 (a) (f)	700	732
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	2,100	1,759
Physicians Realty L.P.
3.95%, 01/15/28	200	194
Piedmont Operating Partnership, LP
9.25%, 07/20/28 (f)	500	549
3.15%, 08/15/30	500	429
Realty Income Corporation
3.20%, 02/15/31 (a)	600	539
Safehold GL Holdings LLC
5.65%, 01/15/35	400	390
Sunac China Holdings Limited
6.00%, 09/30/25 (b) (l)	69	10
6.25%, 09/30/26 (b) (l)	69	9
6.50%, 09/30/27 (b) (l)	138	18
6.75%, 09/30/28 (b) (l)	208	26
7.00%, 09/30/29 (b) (l)	209	24
7.25%, 09/30/30 (b) (l)	98	11
VICI Properties Inc.
5.75%, 02/01/27 (b)	400	404
3.88%, 02/15/29 (b)	2,500	2,349
4.13%, 08/15/30 (b)	400	371
W.P. Carey Inc.
4.00%, 02/01/25	500	499
Weyerhaeuser Company
4.00%, 11/15/29 (a)	2,000	1,908
4.00%, 04/15/30	2,300	2,180
Yango Justice International Limited
0.00%, 04/15/49 (e) (i) (j)	600	—
		61,508
Health Care 6.6%
AbbVie Inc.
4.40%, 11/06/42	1,381	1,196
Adventist Health System/West
2.95%, 03/01/29	1,000	909
Alcon Finance Corporation
2.60%, 05/27/30 (b)	700	618
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,600	1,595
5.60%, 03/02/43	400	389
5.65%, 03/02/53	6,600	6,340
AstraZeneca Finance LLC
4.90%, 02/26/31	2,000	1,996
Bausch Health Companies Inc.
11.00%, 09/30/28 (b)	270	256
14.00%, 10/15/30 (b)	53	49
Bayer US Finance LLC
6.38%, 11/21/30 (b)	4,800	4,950
6.50%, 11/21/33 (b)	800	814
Becton, Dickinson and Company
5.08%, 06/07/29	200	201
1.96%, 02/11/31	2,900	2,415
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,299
Centene Corporation
2.45%, 07/15/28	1,100	991
3.00%, 10/15/30 (a)	4,900	4,228
2.50%, 03/01/31	300	248
CVS Health Corporation
1.88%, 02/28/31	3,900	3,140
7.51%, 01/10/32 (b)	34	36
5.88%, 06/01/53	900	825
6.00%, 06/01/63 (a)	2,000	1,820
Elevance Health, Inc.
4.10%, 05/15/32	200	185
4.75%, 02/15/33 (a)	3,700	3,543
6.10%, 10/15/52	900	909
HCA Inc.
3.50%, 09/01/30	700	635
3.63%, 03/15/32	4,900	4,317
5.50%, 06/01/33 (a)	1,800	1,779
5.50%, 06/15/47	900	818
Illumina, Inc.
5.75%, 12/13/27	200	205
2.55%, 03/23/31	200	169
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	507
Labcorp Holdings Inc.
4.80%, 10/01/34	600	569
Stryker Corporation
4.85%, 12/08/28	2,100	2,105
4.25%, 09/11/29	900	876
4.63%, 09/11/34	500	477
2.90%, 06/15/50	300	193
Sutter Health
5.16%, 08/15/33	300	298
UnitedHealth Group Incorporated
5.15%, 07/15/34	500	493
3.50%, 08/15/39	800	634
5.50%, 07/15/44	500	485
5.63%, 07/15/54	1,000	970
5.20%, 04/15/63	1,500	1,341
5.75%, 07/15/64 (a)	1,400	1,359
Zoetis Inc.
3.00%, 09/12/27	300	287
		57,469
Industrials 5.2%
Air Lease Corporation
5.30%, 06/25/26	1,252	1,260
Aircastle Limited
2.85%, 01/26/28 (b)	2,700	2,510
Allegion Public Limited Company
3.50%, 10/01/29	500	468
BAE Systems PLC
3.40%, 04/15/30 (b)	300	276
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,536
Boeing Company, The
3.60%, 05/01/34 (a)	1,525	1,276
5.81%, 05/01/50 (f)	4,100	3,818
6.86%, 05/01/54 (f)	1,800	1,912

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
5.93%, 05/01/60 (f)	2,000	1,848
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	4,500	4,223
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	488
3.50%, 05/01/50	1,200	852
Delta Air Lines, Inc.
7.38%, 01/15/26	1,601	1,634
Equifax Inc.
5.10%, 06/01/28	1,000	1,004
GATX Corporation
3.50%, 03/15/28	500	478
HEICO Corporation
5.25%, 08/01/28	450	454
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35	1,900	1,896
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (b)	400	404
Lockheed Martin Corporation
4.80%, 08/15/34	1,300	1,263
5.20%, 02/15/55	1,065	1,004
RTX Corporation
6.10%, 03/15/34 (a)	1,300	1,369
5.38%, 02/27/53	900	852
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30 (b)	800	802
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (b)	1,300	1,437
Textron Inc.
3.38%, 03/01/28	1,100	1,046
Union Pacific Corporation
3.95%, 08/15/59	300	218
3.75%, 02/05/70	300	200
Verisk Analytics, Inc.
4.13%, 03/15/29	400	388
Weir Group PLC(The)
2.20%, 05/13/26 (b)	2,400	2,309
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (f)	5,500	5,455
		45,680
Information Technology 3.6%
Apple Inc.
2.80%, 02/08/61	2,200	1,307
Booz Allen Hamilton Inc.
5.95%, 08/04/33	600	613
Broadcom Inc.
3.14%, 11/15/35 (b)	1,622	1,324
3.19%, 11/15/36 (b)	1,109	894
4.93%, 05/15/37 (b)	2,858	2,721
CDW Finance Corporation
3.25%, 02/15/29	800	737
3.57%, 12/01/31	1,400	1,247
Flex Ltd.
4.88%, 05/12/30	400	390
5.25%, 01/15/32	600	590
Infor, Inc.
1.75%, 07/15/25 (b)	800	785
Micron Technology, Inc.
4.19%, 02/15/27	300	296
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,279
NXP B.V.
2.70%, 05/01/25	1,200	1,191
3.40%, 05/01/30	2,400	2,202
Oracle Corporation
2.30%, 03/25/28	6,000	5,550
4.20%, 09/27/29	2,100	2,035
4.00%, 07/15/46	900	693
TD SYNNEX Corporation
1.75%, 08/09/26 (f)	2,300	2,183
VeriSign, Inc.
2.70%, 06/15/31	600	515
VMware LLC
3.90%, 08/21/27	1,800	1,760
4.70%, 05/15/30 (f)	3,100	3,035
		31,347
Consumer Discretionary 3.2%
Carnival Corporation
4.00%, 08/01/28 (b)	1,100	1,043
Choice Hotels International, Inc.
5.85%, 08/01/34	400	401
Expedia Group, Inc.
6.25%, 05/01/25 (b)	1,603	1,605
Ferguson Finance PLC
3.25%, 06/02/30 (b)	3,900	3,543
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (b)	500	498
Hyatt Hotels Corporation
5.38%, 12/15/31	500	498
Hyundai Capital America
6.00%, 07/11/25 (b)	900	906
Las Vegas Sands Corp.
3.50%, 08/18/26	600	585
3.90%, 08/08/29	1,100	1,019
6.00%, 08/15/29	4,325	4,381
6.20%, 08/15/34	1,100	1,106
Marriott International, Inc.
5.45%, 09/15/26	1,000	1,013
4.63%, 06/15/30 (f)	200	196
McDonald's Corporation
3.63%, 09/01/49	400	289
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (b)	1,600	1,501
NVR, Inc.
3.00%, 05/15/30	4,400	3,965
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	1,000	947
5.50%, 04/01/28 (b)	400	397
5.63%, 09/30/31 (b)	400	393
Spectrum Management Holding Company, LLC
4.50%, 09/15/42	300	224
Tapestry, Inc.
5.50%, 03/11/35	400	389
Travel + Leisure Co.
4.63%, 03/01/30 (b)	1,000	928
Warnermedia Holdings, Inc.
5.05%, 03/15/42	1,700	1,366
Wynn Las Vegas, LLC
5.25%, 05/15/27 (b)	300	296
Wynn Resorts Finance, LLC
7.13%, 02/15/31 (a) (b)	200	208
6.25%, 03/15/33 (b)	600	588
		28,285
Communication Services 2.9%
Altice France Holding S.A.
5.13%, 07/15/29 (b)	448	336
5.50%, 10/15/29 (b)	230	175
Charter Communications Operating, LLC
3.50%, 03/01/42	3,000	2,040
5.75%, 04/01/48	300	257
4.80%, 03/01/50	2,000	1,504
3.85%, 04/01/61	200	120
3.95%, 06/30/62	1,500	914
Comcast Corporation
5.50%, 05/15/64	800	747
Fox Corporation
6.50%, 10/13/33 (a)	900	947
Live Nation Entertainment, Inc.
3.75%, 01/15/28 (a) (b)	200	189
Meta Platforms, Inc.
5.60%, 05/15/53	1,700	1,700
5.40%, 08/15/54	1,600	1,550
Netflix, Inc.
3.88%, 11/15/29, EUR (e)	1,400	1,507
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (b) (l)	113	101
8.50%, 12/31/28 (b) (l)	245	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Paramount Global
3.70%, 06/01/28	800	755
T-Mobile USA, Inc.
3.50%, 04/15/25 - 04/15/31	1,700	1,599
1.50%, 02/15/26	2,800	2,697
5.15%, 04/15/34	100	98
4.70%, 01/15/35	2,300	2,172
3.30%, 02/15/51	3,500	2,304
5.75%, 01/15/54	2,100	2,050
3.60%, 11/15/60	1,700	1,123
		24,909
Consumer Staples 1.4%
Ashtead Capital, Inc.
4.00%, 05/01/28 (b)	400	385
5.80%, 04/15/34 (b)	1,100	1,100
Constellation Brands, Inc.
3.70%, 12/06/26	100	98
4.80%, 01/15/29	1,200	1,191
CSL Finance PLC
4.05%, 04/27/29 (b)	500	482
Diageo Capital PLC
2.00%, 04/29/30	1,150	993
Greene King Finance PLC
5.32%, 09/15/31, GBP (e) (g)	291	358
Haleon US Capital LLC
3.63%, 03/24/32	1,500	1,357
JDE Peet's N.V.
1.13%, 06/16/33, EUR (e)	100	85
Kraft Heinz Foods Company
6.88%, 01/26/39	3,300	3,633
Massachusetts Institute of Technology
4.68%, 07/01/14	200	168
Philip Morris International Inc.
5.38%, 02/15/33	1,500	1,502
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (b)	950	805
		12,157
Materials 0.5%
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/49 (b) (e) (i) (j) (k)	900	—
Phosagro Bond Funding Designated Activity Company
0.00%, 01/23/25 (b) (e) (i) (j)	600	445
Unigel Luxembourg SA
0.00%, 10/01/26 (b) (i) (j)	600	121
Vale Overseas Ltd
6.13%, 06/12/33	3,100	3,139
Yara International ASA
3.80%, 06/06/26 (b)	300	295
		4,000
Total Corporate Bonds And Notes (cost $746,586)		698,070
GOVERNMENT AND AGENCY OBLIGATIONS 30.7%
Mortgage-Backed Securities 16.3%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	411	374
4.50%, 09/01/48 - 09/01/53	961	907
3.00%, 05/01/52	450	382
6.50%, 02/01/54	3,610	3,688
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	176	156
4.50%, 08/01/48 - 01/01/49	189	179
4.00%, 03/01/49 - 05/01/50	1,511	1,396
6.00%, 11/01/53	357	358
TBA, 5.00%, 01/15/55 (m)	2,500	2,411
TBA, 3.00%, 02/15/55 (m)	7,420	6,295
TBA, 5.50%, 02/15/55 (m)	87,300	86,035
TBA, 6.00%, 02/15/55 (m)	14,000	14,051
TBA, 4.00%, 03/15/55 (m)	11,900	10,860
TBA, 4.50%, 03/15/55 (m)	2,300	2,160
Government National Mortgage Association
TBA, 4.00%, 02/15/55 (m)	13,700	12,608
		141,860
U.S. Treasury Note 7.2%
Treasury, United States Department of
4.88%, 10/31/30 (n)	11,300	11,554
2.75%, 08/15/32 (m) (n)	16,000	14,198
4.13%, 11/15/32 (n)	2,500	2,439
4.00%, 02/15/34 (m)	35,400	33,912
		62,103
Sovereign 3.0%
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/34 (b) (g)	144	94
0.00%, 02/01/30 - 02/01/36 (b) (g)	83	43
Cassa Depositi E Prestiti Societa' Per Azioni
5.88%, 04/30/29 (b)	1,000	1,017
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (e)	3,178	889
6.15%, 08/12/32, PEN (b)	1,922	507
7.30%, 08/12/33, PEN	300	84
5.40%, 08/12/34, PEN (e)	12,600	3,033
6.90%, 08/12/37, PEN (b)	1,300	340
Commonwealth of Australia
1.00%, 11/21/31, AUD (e)	3,950	1,985
Gobierno Federal de los Estados Unidos Mexicanos
6.00%, 05/07/36	700	658
Government of Saudi Arabia
4.75%, 01/16/30 (b)	200	196
2.25%, 02/02/33 (b)	5,100	4,049
Israel, State of
5.38%, 03/12/29	2,700	2,691
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 (e) (i) (j)	200	205
0.00%, 04/04/42 (b) (e) (i) (j)	200	132
Presidencia da Republica
7.13%, 05/13/54	700	648
Presidencia De La Nacion
1.00%, 07/09/29	30	24
0.75%, 07/09/30 (g)	99	76
4.13%, 07/09/35 (g)	188	126
3.50%, 07/09/41 (g)	1,100	690
Romania, Government of
2.13%, 03/07/28, EUR (b)	200	194
5.38%, 03/22/31, EUR (b)	500	517
5.25%, 05/30/32, EUR (b)	1,000	1,010
3.75%, 02/07/34, EUR (b)	800	709
South Africa, Parliament of
8.88%, 02/28/35, ZAR	55,290	2,668
8.50%, 01/31/37, ZAR	73,200	3,294
		25,879
U.S. Treasury Inflation Indexed Securities 2.0%
Treasury, United States Department of
2.13%, 04/15/29 (m) (o)	11,910	11,928
1.50%, 02/15/53 (o)	7,246	5,801
		17,729
U.S. Treasury Bond 1.5%
Treasury, United States Department of
2.75%, 11/15/47	12,600	8,844
2.25%, 08/15/49 (n)	600	372
4.63%, 05/15/54	1,000	973
4.25%, 08/15/54	2,800	2,561
		12,750
Treasury Inflation Indexed Securities 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (p)	20,804	942
4.00%, 11/30/28 - 08/24/34, MXN (p)	46,774	2,099
2.75%, 11/27/31, MXN (p)	41,609	1,682
		4,723
Municipal 0.2%
Grand Canyon University
7.38%, 10/01/29	500	510

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,112	1,115
		1,625
Total Government And Agency Obligations (cost $274,493)		266,669
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.9%
37 Capital CLO 4 Ltd.
Series 2023-A1N-2A, 6.46%, (3 Month Term SOFR + 1.80%), 01/15/36 (h)	600	601
AIMCO CLO Series 2015-A
Series 2015-AR3-AA, 5.90%, (3 Month Term SOFR + 1.25%), 10/17/34 (h)	1,000	1,001
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	48	47
Series 2015-A-1, 3.60%, 03/15/27	115	110
Series 2020-A-2, 5.25%, 04/01/29	52	52
Series 2017-A-1, 3.55%, 01/15/30	346	317
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	755	745
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,709	1,025
Series 2005-2A1-27, REMIC, 6.18%, (12 Month Treasury Average + 1.35%), 08/25/35 (h)	49	39
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,304	937
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	795	761
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	487	249
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	2,987	1,722
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	483	465
Series 2015-AA-2, 3.60%, 09/22/27	597	573
Series 2016-AA-1, 3.58%, 01/15/28	186	179
Series 2016-AA-2, 3.20%, 06/15/28	1,196	1,127
Series 2017-AA-2, 3.35%, 10/15/29	1,750	1,640
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	151	137
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 5.77%, (12 Month Treasury Average + 0.94%), 10/25/46 (g) (h)	303	212
Anchorage Capital CLO 2018-10, Ltd.
Series 2018-A1AR-10A, 5.49%, (3 Month Term SOFR + 0.84%), 10/15/31 (h)	751	751
Anchorage Capital CLO 6 Ltd
Series 2015-AR3-6A, 6.07%, (3 Month Term SOFR + 1.44%), 04/24/34 (h)	1,000	1,002
APEX CREDIT CLO 2018-II LTD
Series 2018-A1RR-2A, 5.86%, (3 Month Term SOFR + 1.24%), 10/20/31 (h)	880	881
AREIT 2021-CRE5 Trust
Series 2021-A-CRE5, 5.58%, (1 Month Term SOFR + 1.19%), 11/17/38 (g) (h)	180	180
Ares Management Corporation
Series 2019-A1R-52A, 5.94%, (3 Month Term SOFR + 1.31%), 04/22/31 (h)	771	773
Ares XXXIV CLO Ltd
Series 2015-AR3-2A, 5.97%, (3 Month Term SOFR + 1.32%), 04/18/33 (h)	1,300	1,302
Bain Capital Credit CLO 2020-2, Limited
Series 2020-ARR-2A, 6.18%, (3 Month Term SOFR + 1.24%), 07/19/34 (h)	1,000	1,000
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	8	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.99%, 11/20/36 (h)	1,371	1,141
Barings CLO Ltd 2018-I
Series 2018-A1-1A, 5.87%, (3 Month Term SOFR + 1.21%), 04/15/31 (h)	678	678
Barings Loan Partners CLO Ltd 3
Series LP-AR-3A, 6.14%, (3 Month Term SOFR + 1.52%), 07/20/33 (h)	1,000	1,001
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 5.33%, 04/25/35 (h)	250	228
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 5.12%, 06/25/35 (h)	212	192
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.96%, 07/25/36 (h)	556	487
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 4.68%, (1 Month Term SOFR + 0.34%), 11/25/36 (g) (h)	1,000	957
Benefit Street Partners CLO IV, Ltd.
Series 2014-AR4-IVA, 5.97%, (3 Month Term SOFR + 1.35%), 04/20/34 (h)	1,000	1,002
BlueMountain CLO 2018-3 Ltd
Series 2018-A1R-3A, 5.55%, (3 Month Term SOFR + 0.93%), 10/25/30 (h)	1,875	1,878
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	278	263
British Airways PLC
Series 2021-A-1, 2.90%, 03/15/35	1,295	1,135
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.63%, (1 Month Term SOFR + 1.26%), 08/19/38 (g) (h)	439	438
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.41%, (1 Month Term SOFR + 1.01%), 02/15/39 (h)	724	724
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 5.90%, (1 Month Term SOFR + 1.51%), 11/18/37 (h)	512	507
Carlyle Global Market Strategies CLO 2013-1, Ltd.
Series 2013-A1RR-1A, 5.73%, (3 Month Term SOFR + 1.21%), 08/14/30 (h)	110	110
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 6.14%, (3 Month Term SOFR + 1.52%), 04/22/30 (b) (h)	563	563
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 3.18%, 01/25/37 (g) (h)	556	155
Centex Corporation
Series 2004-MV1-D, REMIC, 5.38%, (1 Month Term SOFR + 1.04%), 09/25/34 (g) (h)	18	17
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	561	277
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 4.87%, (1 Month Term SOFR + 0.53%), 11/25/34 (h)	325	294
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 5.91%, (3 Month Term SOFR + 1.29%), 04/22/30 (h)	213	213
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 5.91%, (1 Month Term SOFR + 1.51%), 07/15/38 (h)	1,700	1,513
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 5.48%, (1 Month Term SOFR + 1.08%), 06/15/34 (g) (h)	444	411
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 4.73%, (1 Month Term SOFR + 0.25%), 07/25/35 (g) (h)	50	44
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 5.19%, (1 Month Term SOFR + 0.85%), 06/25/37 (g) (h)	454	431
CWABS, Inc.
Series 2004-M1-4, REMIC, 5.17%, (1 Month Term SOFR + 0.83%), 07/25/34 (g) (h)	8	8
Series 2004-M1-5, REMIC, 5.31%, (1 Month Term SOFR + 0.97%), 08/25/34 (g) (h)	1	1
Series 2005-1A-AB4, REMIC, 4.93%, (1 Month Term SOFR + 0.59%), 03/25/36 (g) (h)	17	15
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	1,955
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	585	539

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Dryden 54 Senior Loan Fund
Series 2017-AR-54A, 6.48%, 10/19/29 (h)	501	502
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.59%, (1 Month Term SOFR + 1.19%), 07/15/38 (h)	3,875	3,878
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 5.88%, (1 Month Term SOFR + 1.54%), 10/25/34 (g) (h)	436	426
GoldenTree Loan Management US CLO 16 Ltd
Series 2022-AR-16A, 6.29%, (3 Month Term SOFR + 1.67%), 01/20/34 (h)	1,000	1,002
Goldentree Loan Management US CLO 4, Ltd.
Series 2019-ARR-4A, 5.78%, (3 Month Term SOFR + 1.15%), 04/24/31 (h)	1,857	1,859
Golub Capital Partners
Series 2024-A1-1A, 5.85%, 04/20/33 (h)	780	780
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 4.96%, (1 Month Term SOFR + 0.62%), 01/25/36 (g) (h)	273	219
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 4.73%, (1 Month Term SOFR + 0.39%), 09/25/36 (g) (h)	2,554	793
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	298
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 4.89%, (1 Month Term SOFR + 0.52%), 12/19/36 (g) (h)	372	299
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 4.93%, (1 Month Term SOFR + 0.59%), 07/25/35 (g) (h)	223	201
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (g)	987	563
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 4.86%, (1 Month Term SOFR + 0.52%), 07/25/36 (g) (h)	169	164
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	230	199
Series 2020-1A-1, 4.00%, 11/15/32	2,141	2,003
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 5.71%, (1 Month Term SOFR + 1.31%), 12/15/38 (g) (h)	103	102
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 4.77%, (1 Month Term SOFR + 0.43%), 09/25/36 (g) (h)	900	232
Magnetite XII, Ltd.
Series 2015-AR4-12A, 5.81%, (3 Month Term SOFR + 1.15%), 10/15/31 (h)	855	856
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 5.17%, (1 Month Term SOFR + 0.83%), 12/25/34 (g) (h)	617	560
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 5.20%, (1 Month Term SOFR + 0.86%), 09/25/35 (g) (h)	563	533
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.72%, (1 Month Term SOFR + 1.35%), 02/20/37 (h)	920	919
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 4.55%, (1 Month Term SOFR + 0.21%), 04/25/37 (g) (h)	8	4
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 4.85%, (1 Month Term SOFR + 0.51%), 04/25/36 (g) (h)	302	232
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 5.16%, (1 Month Term SOFR + 0.82%), 02/25/36 (g) (h)	300	231
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 4.77%, (1 Month Term SOFR + 0.27%), 08/25/36 (g) (h)	175	172
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (h)	340	324
Ocean Trails CLO 8
Series 2020-ARR-8A, 5.95%, (3 Month Term SOFR + 1.29%), 07/15/34 (h)	1,000	1,001
Octagon Investment Partners XV, Ltd.
Series 2013-A1RR-1A, 5.85%, (3 Month Term SOFR + 1.23%), 07/19/30 (h)	803	804
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	30	23
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (g) (h)	138	55
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	24	20
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 4.91%, (1 Month Term SOFR + 0.57%), 12/25/35 (g) (h)	135	105
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 5.40%, (1 Month Term SOFR + 1.00%), 01/15/27 (h)	1,600	1,596
Spirit Airlines, Inc.
Series 2015-A-1, 0.00%, 04/01/28 (i) (j)	515	474
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.46%, 08/25/35 (h)	1	1
Symphony CLO XXIV Ltd
Series 2020-AR-24A, 6.52%, 01/23/32 (h)	871	873
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (e)	552	665
Trinitas CLO XII Ltd
Series 2020-A1R-12A, 6.00%, (3 Month Term SOFR + 1.37%), 04/25/33 (h)	2,200	2,201
Trinitas CLO XIV, Ltd.
Series 2020-A1R-14A, 5.97%, (3 Month Term SOFR + 1.34%), 01/25/34 (h)	1,000	1,001
TSTAT 2022-1 Ltd
Series 2022-A1RR-1A, 6.43%, (3 Month Term SOFR + 0.00%), 07/20/37 (h)	740	740
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	50	49
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	800	798
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,599	3,163
United Airlines, Inc.
Series 2014-A-1, 4.00%, 04/11/26	434	426
Verdelite Static CLO 2024-1 Ltd
Series 2024-A-1A, 6.42%, (3 Month Term SOFR + 1.13%), 07/20/32 (h)	1,938	1,940
Total Non-U.S. Government Agency Asset-Backed Securities (cost $72,128)		68,298
SENIOR FLOATING RATE INSTRUMENTS 0.9%
Communication Services 0.3%
Charter Communications Operating, LLC
2023 Term Loan B4, 6.59%, (SOFR + 2.00%), 12/02/30 (h)	989	986
Term Loan B5, 6.78%, (3 Month Term SOFR + 2.25%), 11/21/31 (h)	1,021	1,018
UFC Holdings, LLC
2024 Term Loan B, 6.77%, (SOFR + 2.25%), 11/13/31 (h)	500	502
		2,506
Financials 0.3%
Avolon TLB Borrower 1 US LLC
2023 Term Loan B6, 6.12%, (SOFR + 1.75%), 06/22/28 (h)	962	960
Delos Aircraft Designated Activity Co
Term Loan, 6.35%, (3 Month Term SOFR + 1.75%), 10/14/27 (h)	120	120
Jane Street Group, LLC
2024 Term Loan B1, 6.40%, (SOFR + 2.00%), 12/10/31 (h)	400	398
Setanta Aircraft Leasing Designated Activity Co
2024 Term Loan B, 6.35%, (3 Month Term SOFR + 1.75%), 11/06/28 (h)	1,000	1,003
		2,481

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.2%
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.27%, (SOFR + 2.75%), 10/01/31 (h)	1,000	1,008
Station Casinos LLC
2024 Term Loan B, 6.38%, (1 Month Term SOFR + 2.00%), 03/07/31 (h)	496	496
		1,504
Industrials 0.1%
Carnival Corporation
2024 Term Loan B2, 7.32%, (SOFR + 2.75%), 08/09/27 (h)	267	269
GBT US III LLC
Term Loan B, 7.63%, (3 Month Term SOFR + 3.00%), 07/28/31 (h)	400	402
Modena Buyer LLC
Term Loan, 9.10%, (3 Month Term SOFR + 4.50%), 04/03/31 (h)	300	290
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.37%, (SOFR + 3.75%), 09/16/27 (h)	221	224
		1,185
Information Technology 0.0%
Broadcom Inc.
2023 Term Loan A3, 5.46%, (SOFR + 1.25%), 08/14/26 (h)	250	249
Utilities 0.0%
Vistra Zero Operating Company, LLC
Term Loan B, 7.13%, (1 Month Term SOFR + 2.75%), 03/20/31 (h)	199	199
Total Senior Floating Rate Instruments (cost $8,111)		8,124
PREFERRED STOCKS 0.3%
Financials 0.3%
CoBank, ACB, 6.20%, (100, 01/01/25) (d)	3	300
Morgan Stanley, 6.50%, (25, 10/15/27) (a) (d)	35	890
Wells Fargo & Company, 4.25%, (25, 9/15/2026) (d)	65	1,187
Total Preferred Stocks (cost $2,794)		2,377
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (i) (k)	—	3
DrillCo Holding Lux S.A. (i) (k)	1	28
DrillCo Holding Lux S.A. (i) (k)	—	9
DrillCo Holding Lux S.A. (i) (k)	3	82
SVB Financial Group (i) (k)	104	2
		124
Communication Services 0.0%
Oi S.A. - Em Recuperacao Judicial (i)	45	10
Total Common Stocks (cost $79)		134
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.46% (q) (r)	3,752	3,752
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.36% (q) (r)	2,876	2,876
Total Short Term Investments (cost $6,628)		6,628
Total Investments 120.9% (cost $1,110,819)		1,050,300
Total Purchased Options 0.0% (cost $61)		79
Other Derivative Instruments 0.1%		1,122
Other Assets and Liabilities, Net (21.0)%		(182,497)
Total Net Assets 100.0%		869,004

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $149,685 and 17.2% of the Fund.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Non-income producing security.

(j) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2024, the total payable for investments purchased on a delayed delivery basis was $201,643.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) Treasury inflation indexed note, par amount is not adjusted for inflation.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	1,013	65,974	64,111	18	—	—	2,876	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.46% - Class SL	3,913	53,056	53,217	185	—	—	3,752	0.5
	4,926	119,030	117,328	203	—	—	6,628	0.8

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Anglian Water Services Financing PLC, 6.00%, 06/20/39	07/10/24	130	122	—
Banco Santander, S.A., 4.88%, 10/18/31	09/25/24	3,249	3,023	0.4
BPCE, 1.50%, 01/13/42	11/20/24	403	395	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	04/19/24	883	889	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	10/23/24	3,089	3,033	0.4
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,895	1,985	0.2
Digital Dutch Finco B.V., 1.50%, 03/15/30	10/08/24	1,389	1,322	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	13	—
EP Infrastructure, a.s., 1.82%, 03/02/31	07/10/24	89	90	—
EPH Financing International, a.s., 6.65%, 11/13/28	12/04/24	793	781	0.1
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,465	1,999	0.2
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	1,800	938	0.1
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	418	358	—
JDE Peet's N.V., 1.13%, 06/16/33	02/21/24	86	85	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/49	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	18	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	08/14/20	301	18	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/49	02/25/21	2,047	116	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/49	04/20/21	1,010	60	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/49	11/09/20	414	24	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	205	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	58	132	—
National Grid Electricity Transmission PLC, 2.00%, 04/17/40	07/30/24	1,157	1,069	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,824	1,507	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	13	10	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/15/21	251	189	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	418	309	—
Phosagro Bond Funding Designated Activity Company, 0.00%, 01/23/25	01/15/20	600	445	0.1
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
SPP - distribucia , a.s., 1.00%, 06/09/31	07/10/24	259	256	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	760	724	0.1
SW (Finance) I PLC, 7.00%, 04/16/40	07/09/24	1,200	1,105	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	681	665	0.1
Thames Water Utilities Finance PLC, 4.38%, 01/18/31	06/20/24	853	711	0.1
Thames Water Utilities Finance PLC, 4.38%, 07/03/34	05/22/24	615	577	0.1
Yango Justice International Limited, 0.00%, 04/15/49	12/10/20	204	—	—
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	—	—
Yorkshire Water Finance PLC, 1.75%, 10/27/32	07/10/24	675	647	0.1
		38,230	23,820	2.7

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	100	March 2027		24,012	(4)	(3)
3 Month SOFR Index	100	June 2027		24,016	(4)	(9)
3 Month SOFR Index	158	September 2027		37,925	(8)	(1)
3 Month SOFR Index	158	December 2027		37,928	(10)	(8)
3 Month SOFR Index	58	March 2028		13,907	(4)	11
Euro BOBL	10	March 2025	EUR	1,187	2	(9)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 10 Year Note	146	March 2025	16,012	(32)	(135)
United States 10 Year Ultra Bond	156	March 2025	17,608	(39)	(244)
United States Ultra Bond	530	March 2025	65,088	(232)	(2,067)
				(331)	(2,465)
Short Contracts
United States 5 Year Note	(471)	April 2025	(50,334)	44	264
United States Long Bond	(87)	March 2025	(10,184)	22	279
				66	543

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.25	(S)	03/19/30	AUD	35,600	52	(66)
6M EURIBOR (S)	Receiving	2.30	(A)	09/25/29	EUR	1,000	(2)	(2)
6M EURIBOR (S)	Receiving	2.25	(A)	03/19/55	EUR	12,849	(51)	(376)
6M EURIBOR (S)	Paying	2.41	(A)	11/05/34	EUR	400	1	2
6M EURIBOR (S)	Paying	2.38	(A)	12/31/34	EUR	400	1	1
6M EURIBOR (S)	Paying	2.50	(A)	03/19/35	EUR	15,700	40	93
BRAZIBOR (A)	Paying	12.03	(A)	01/04/27	BRL	60,600	8	(491)
Sterling Overnight Index Average Rate (A)	Receiving	3.75	(A)	09/18/34	GBP	1,000	(5)	48
Sterling Overnight Index Average Rate (A)	Paying	4.00	(A)	09/18/29	GBP	28,600	82	(573)
U.S. SOFR (A)	Receiving	3.00	(A)	12/18/25		8,200	—	(103)
U.S. SOFR (A)	Receiving	4.14	(A)	12/31/25		8,200	—	3
U.S. SOFR (A)	Receiving	4.06	(A)	05/31/29		23,500	14	(29)
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		36,700	24	1,307
U.S. SOFR (A)	Receiving	3.79	(A)	10/31/31		2,900	3	57
U.S. SOFR (A)	Receiving	3.71	(A)	11/30/31		13,200	15	256
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34		900	1	16
U.S. SOFR (A)	Receiving	3.72	(A)	08/07/34		900	1	25
U.S. SOFR (A)	Receiving	3.60	(A)	08/19/34		900	1	34
U.S. SOFR (A)	Receiving	3.61	(A)	08/28/34		900	1	33
U.S. SOFR (A)	Receiving	3.56	(A)	08/28/34		1,300	2	53
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34		1,100	2	48
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34		1,400	2	62
U.S. SOFR (A)	Receiving	3.41	(A)	09/05/34		250	—	13
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		15,000	10	913
							202	1,324

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
American International Group, Inc. (Q)	0.25	1.00	12/20/26	(1,000)	14	—	(7)
AT&T Inc. (Q)	0.31	1.00	12/20/25	(2,600)	17	—	(16)
AT&T Inc. (Q)	0.36	1.00	06/20/26	(2,100)	19	—	(13)
AT&T Inc. (Q)	0.38	1.00	12/20/26	(800)	9	—	—
AT&T Inc. (Q)	0.50	1.00	06/20/28	(500)	8	—	11
Bank of America Corporation (Q)	0.35	1.00	12/20/26	(200)	3	—	—
Barclays Bank PLC (Q)	0.32	1.00	12/20/25	(500)	3	—	1
Boeing Company, The (Q)	0.34	1.00	06/20/25	(500)	2	—	9
Boeing Company, The (Q)	0.72	1.00	06/20/27	(1,000)	7	—	42
CDX.NA.IG.40 (Q)	0.33	1.00	06/20/28	(400)	9	—	4
CDX.NA.IG.41 (Q)	0.39	1.00	12/20/28	(1,200)	27	—	13
CDX.NA.IG.43 (Q)	0.50	1.00	12/20/29	(20,700)	462	4	—
Citigroup Inc. (Q)	0.26	1.00	12/20/25	(1,000)	7	—	1
EADS Finance (Q)	0.38	1.00	12/20/28	(300)	7	—	6
EADS Finance (Q)	0.43	1.00	06/20/29	(900)	23	(1)	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Elis Services (Q)	1.01	5.00	12/20/29	(400)	77	—	(2)
General Electric Company (Q)	0.12	1.00	06/20/26	(1,000)	13	—	4
General Motors Company (Q)	0.32	5.00	12/20/26	(320)	29	—	(24)
General Motors Company (Q)	0.68	5.00	06/20/28	(1,500)	209	(1)	9
Glencore Finance (Europe) Limited (Q)	1.35	5.00	06/20/31	(600)	133	(1)	1
Hess Corporation (Q)	0.16	1.00	12/20/26	(1,800)	29	—	53
MetLife, Inc. (Q)	0.46	1.00	06/20/28	(800)	14	—	29
Mundys S.p.A. (Q)	0.41	1.00	12/20/25	(1,400)	8	—	71
Tesco PLC (Q)	0.27	1.00	12/20/27	(1,700)	37	—	42
The AES Corporation (Q)	0.88	5.00	12/20/28	(300)	45	—	8
Verizon Communications Inc. (Q)	0.35	1.00	12/20/26	(1,400)	17	—	(16)
					1,228	1	230

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Futures Options
Reference Entity	Notional		Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Feb. 2025	EUR	(1)	(5)	EUR	117.50	01/24/25	—	(1)
Euro BOBL Future, Feb. 2025	EUR	(1)	(5)	EUR	119.25	01/24/25	—	—
Euro Bund Future, Feb. 2025	EUR	(1)	(3)	EUR	133.50	01/24/25	1	(1)
Euro Bund Future, Feb. 2025	EUR	(1)	(3)	EUR	134.50	01/24/25	1	(3)
Euro Bund Future, Feb. 2025	EUR	(1)	(3)	EUR	136.50	01/24/25	—	1
Euro Bund Future, Feb. 2025	EUR	(1)	(3)	EUR	138.00	01/24/25	—	1
Euro Bund Future, Mar. 2025	EUR	(1)	(3)	EUR	135.50	01/10/25	—	—
Euro Bund Future, Mar. 2025	EUR	(1)	(3)	EUR	138.50	01/10/25	—	1
							2	(2)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Foreign Currency Options
USD/CNY Spot Rate	GSC	Call	CNY	7.30	05/15/25	2,200,000		2,200	35
USD/CNY Spot Rate	GSC	Call	CNY	7.28	05/15/25	2,100,000		2,100	36
									71
Interest Rate Swaptions
6M EURIBOR, 02/21/26	CIT	Call		2.05	02/19/25	10,800,000	EUR	10,800	8

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Foreign Currency Options
USD/CNY Spot Rate	GSC	Call	CNY	7.55	05/15/25	2,100,000		2,100	(11)
USD/CNY Spot Rate	GSC	Put	CNY	7.00	05/15/25	2,100,000		2,100	(8)
USD/CNY Spot Rate	GSC	Put	CNY	7.08	05/15/25	2,200,000		2,200	(12)
									(31)
Interest Rate Swaptions
6M EURIBOR, 02/21/35	CIT	Call		2.05	02/19/25	1,200,000	EUR	1,200	(2)
6M EURIBOR, 01/08/35	JPM	Call		1.97	01/06/25	500,000	EUR	500	—
6M EURIBOR, 01/08/35	JPM	Put		2.22	01/06/25	500,000	EUR	500	(7)
SOFR, 01/21/35	BOA	Call		3.70	01/16/25	400,000		400	—
SOFR, 01/08/35	BPC	Call		3.49	01/06/25	700,000		700	—
SOFR, 01/08/35	GSC	Call		3.50	01/06/25	700,000		700	—
SOFR, 01/08/35	GSC	Call		3.50	01/06/25	600,000		600	—
SOFR, 01/15/35	GSC	Call		3.72	01/13/25	600,000		600	—
SOFR, 01/22/35	GSC	Call		3.69	01/17/25	700,000		700	—
SOFR, 01/23/35	GSC	Call		3.82	01/21/25	700,000		700	(1)
SOFR, 01/27/35	GSC	Call		3.90	01/23/25	600,000		600	(2)
SOFR, 01/28/35	GSC	Call		3.91	01/24/25	600,000		600	(2)
SOFR, 01/29/35	GSC	Call		3.89	01/27/25	600,000		600	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
SOFR, 01/06/35	JPM	Call	3.53	01/02/25	700,000	700	—
SOFR, 01/08/35	JPM	Call	3.50	01/06/25	400,000	400	—
SOFR, 01/15/35	JPM	Call	3.62	01/13/25	400,000	400	—
SOFR, 01/23/35	WFI	Call	3.88	01/21/25	1,300,000	1,300	(3)
SOFR, 01/21/35	BOA	Put	4.10	01/16/25	400,000	400	(2)
SOFR, 01/08/35	BPC	Put	3.84	01/06/25	700,000	700	(13)
SOFR, 01/08/35	GSC	Put	3.90	01/06/25	700,000	700	(10)
SOFR, 01/08/35	GSC	Put	3.90	01/06/25	600,000	600	(9)
SOFR, 01/15/35	GSC	Put	4.07	01/13/25	600,000	600	(4)
SOFR, 01/22/35	GSC	Put	4.09	01/17/25	700,000	700	(4)
SOFR, 01/23/35	GSC	Put	4.22	01/21/25	700,000	700	(2)
SOFR, 01/27/35	GSC	Put	4.30	01/23/25	600,000	600	(1)
SOFR, 01/28/35	GSC	Put	4.31	01/24/25	600,000	600	(1)
SOFR, 01/29/35	GSC	Put	4.29	01/27/25	600,000	600	(2)
SOFR, 01/06/35	JPM	Put	3.93	01/02/25	700,000	700	(8)
SOFR, 01/08/35	JPM	Put	3.85	01/06/25	400,000	400	(7)
SOFR, 01/15/35	JPM	Put	3.97	01/13/25	400,000	400	(4)
SOFR, 01/23/35	WFI	Put	4.28	01/21/25	1,300,000	1,300	(3)
							(89)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	02/04/25	BRL	9,059	1,457	(110)
CNY/USD	BNP	01/15/25	CNY	4,132	567	1
CNY/USD	GSC	05/19/25	CNY	18,277	2,532	(13)
IDR/USD	BCL	01/08/25	IDR	19,687,786	1,223	(14)
IDR/USD	CIT	01/08/25	IDR	136,054	8	—
IDR/USD	MSC	01/08/25	IDR	113,092	7	—
IDR/USD	CIT	01/15/25	IDR	6,374,815	396	(4)
IDR/USD	GSC	01/15/25	IDR	2,254,202	140	(2)
IDR/USD	BNP	01/22/25	IDR	787,010	49	—
IDR/USD	BNP	03/05/25	IDR	8,687,981	539	8
IDR/USD	CIT	03/05/25	IDR	10,580,320	656	3
IDR/USD	JPM	03/05/25	IDR	867,698	54	1
INR/USD	BCL	01/17/25	INR	252,799	2,948	(42)
INR/USD	BNP	01/17/25	INR	15,341	179	(2)
INR/USD	CIT	01/17/25	INR	78,730	918	(10)
INR/USD	JPM	01/17/25	INR	12,737	149	(2)
INR/USD	SCB	01/17/25	INR	24,907	291	(3)
INR/USD	BNP	03/21/25	INR	20,695	240	—
INR/USD	CIT	03/21/25	INR	181,131	2,101	(15)
INR/USD	CIT	03/21/25	INR	21,607	251	—
KRW/USD	BOA	01/22/25	KRW	137,560	93	(4)
KRW/USD	DUB	01/22/25	KRW	140,363	95	(4)
PLN/USD	GSC	01/24/25	PLN	4,893	1,184	(21)
PLN/USD	JPM	01/24/25	PLN	2,974	719	(13)
TRY/USD	BCL	01/06/25	TRY	7,407	209	12
TRY/USD	JPM	01/15/25	TRY	3,107	87	1
TRY/USD	BCL	01/21/25	TRY	11,626	323	7
TRY/USD	BCL	01/23/25	TRY	3,791	105	4
TRY/USD	BCL	01/27/25	TRY	51,216	1,412	56
TRY/USD	BCL	01/28/25	TRY	4,511	124	1
TRY/USD	BCL	02/05/25	TRY	1,120	31	1
TRY/USD	BCL	02/06/25	TRY	1,058	29	1
TRY/USD	BCL	02/12/25	TRY	4,640	126	2
TRY/USD	BCL	02/21/25	TRY	5,679	153	3
TRY/USD	MSC	02/21/25	TRY	2,725	73	1
TRY/USD	BCL	02/26/25	TRY	54,009	1,449	23
TRY/USD	BCL	02/28/25	TRY	45,255	1,212	22
TRY/USD	BCL	03/05/25	TRY	19,380	517	7
TRY/USD	BCL	03/14/25	TRY	4,284	113	1
TRY/USD	BNP	03/19/25	TRY	6,903	182	2
TRY/USD	JPM	05/06/25	TRY	1,158	29	3
TRY/USD	JPM	05/08/25	TRY	23,377	588	62
TWD/USD	BNP	01/22/25	TWD	6,239	191	(2)
TWD/USD	SCB	01/22/25	TWD	5,159	158	(1)
USD/AUD	BNP	01/15/25	AUD	(5,630)	(3,485)	166

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	BNP	01/15/25	CAD	(6,837)	(4,759)	117
USD/CAD	CIT	01/15/25	CAD	(822)	(572)	9
USD/CHF	SCB	01/15/25	CHF	(1,701)	(1,877)	57
USD/CNY	BNP	01/15/25	CNY	(11,357)	(1,557)	7
USD/CNY	BOA	01/15/25	CNY	(1,552)	(213)	—
USD/CNY	CIT	01/15/25	CNY	(205)	(28)	—
USD/CNY	JPM	01/15/25	CNY	(7,919)	(1,086)	9
USD/CNY	SCB	01/15/25	CNY	(3,928)	(539)	5
USD/CNY	BNP	02/14/25	CNY	(5,075)	(698)	3
USD/CNY	BNP	05/12/25	CNY	(6,159)	(852)	(4)
USD/CNY	SCB	05/12/25	CNY	(3,415)	(473)	1
USD/CNY	GSC	05/19/25	CNY	(29,393)	(4,072)	(8)
USD/CNY	SCB	05/19/25	CNY	(19,188)	(2,659)	14
USD/DKK	BNP	01/15/25	DKK	(2,000)	(278)	4
USD/DKK	MSC	01/15/25	DKK	(1,600)	(222)	4
USD/EUR	BCL	01/15/25	EUR	(1,051)	(1,089)	20
USD/EUR	SCB	01/15/25	EUR	(18,435)	(19,105)	342
USD/GBP	BCL	01/15/25	GBP	(5,311)	(6,648)	38
USD/IDR	BNP	01/08/25	IDR	(8,661,722)	(538)	(8)
USD/IDR	CIT	01/08/25	IDR	(10,549,293)	(655)	(2)
USD/IDR	JPM	01/08/25	IDR	(864,996)	(54)	(1)
USD/ILS	BCL	03/17/25	ILS	(622)	(171)	3
USD/ILS	BNP	03/17/25	ILS	(204)	(56)	1
USD/INR	BNP	01/17/25	INR	(20,588)	(240)	—
USD/INR	CIT	01/17/25	INR	(201,832)	(2,355)	12
USD/KRW	UBS	01/15/25	KRW	(4,025,980)	(2,736)	159
USD/MXN	GSC	02/11/25	MXN	(8,134)	(387)	12
USD/MXN	DUB	02/13/25	MXN	(17,943)	(854)	32
USD/MXN	BNP	03/19/25	MXN	(5,017)	(238)	7
USD/MXN	BOA	03/19/25	MXN	(5,273)	(250)	7
USD/NZD	ANZ	01/15/25	NZD	(91)	(51)	3
USD/PEN	SCB	01/13/25	PEN	(5,851)	(1,557)	18
USD/PEN	CIT	01/17/25	PEN	(430)	(114)	1
USD/PEN	CIT	01/21/25	PEN	(1,542)	(410)	2
USD/PEN	JPM	01/21/25	PEN	(1,054)	(281)	1
USD/PEN	CIT	01/23/25	PEN	(424)	(113)	1
USD/PEN	SCB	01/27/25	PEN	(306)	(81)	—
USD/PEN	CIT	03/24/25	PEN	(1,482)	(394)	(4)
USD/PEN	CIT	04/21/25	PEN	(2,588)	(687)	(8)
USD/PEN	DUB	05/27/25	PEN	(2,746)	(728)	(6)
USD/SGD	ANZ	01/15/25	SGD	(129)	(95)	1
USD/SGD	BNP	01/15/25	SGD	(149)	(109)	2
USD/SGD	BOA	01/15/25	SGD	(177)	(130)	2
USD/SGD	SCB	01/15/25	SGD	(52)	(38)	1
USD/TRY	JPM	01/06/25	TRY	(3,078)	(87)	(1)
USD/TRY	BCL	01/22/25	TRY	(24,017)	(666)	(27)
USD/TWD	CIT	01/22/25	TWD	(95,774)	(2,926)	70
USD/TWD	BNP	04/25/25	TWD	(6,202)	(191)	1
USD/TWD	SCB	04/25/25	TWD	(5,134)	(158)	—
USD/ZAR	BNP	01/17/25	ZAR	(81,490)	(4,312)	277
					(47,967)	1,300

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
MCDX.NA.24 (Q)	MSC	0.00	1.00	06/20/25	(150)	—	(5)	5
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.49	1.00	12/20/25	(300)	2	(4)	6
					(450)	2	(9)	11

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	697,285	785	698,070
Government And Agency Obligations	—	266,669	—	266,669
Non-U.S. Government Agency Asset-Backed Securities	—	68,298	—	68,298
Senior Floating Rate Instruments	—	8,124	—	8,124
Preferred Stocks	2,377	—	—	2,377
Common Stocks	—	10	124	134
Short Term Investments	6,628	—	—	6,628
	9,005	1,040,386	909	1,050,300
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	554	—	—	554
Centrally Cleared Interest Rate Swap Agreements	—	2,964	—	2,964
Centrally Cleared Credit Default Swap Agreements	—	308	—	308
Exchange Traded Futures Options	3	—	—	3
OTC Purchased Options	—	79	—	79
Open Forward Foreign Currency Contracts	—	1,631	—	1,631
OTC Credit Default Swap Agreements	—	11	—	11
	557	4,993	—	5,550
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,476)	—	—	(2,476)
Centrally Cleared Interest Rate Swap Agreements	—	(1,640)	—	(1,640)
Centrally Cleared Credit Default Swap Agreements	—	(78)	—	(78)
Exchange Traded Futures Options	(5)	—	—	(5)
OTC Written Options	—	(120)	—	(120)
Open Forward Foreign Currency Contracts	—	(331)	—	(331)
	(2,481)	(2,169)	—	(4,650)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 116.1%
U.S. Treasury Inflation Indexed Securities 92.2%
Treasury, United States Department of
0.63%, 01/15/26 - 07/15/32 (a) (b)	115,304	105,753
2.00%, 01/15/26 (a) (b)	24,124	24,116
0.13%, 04/15/26 - 02/15/51 (a)	112,882	99,626
0.13%, 10/15/26 - 01/15/32 (a) (b)	85,200	76,991
0.38%, 01/15/27 - 07/15/27 (a) (b)	65,724	63,510
2.38%, 01/15/27 (a) (c)	407	411
0.13%, 04/15/27 - 02/15/52 (a) (c)	16,855	13,644
1.63%, 10/15/27 (a) (b)	21,845	21,715
0.50%, 01/15/28 (a) (b)	51,703	49,432
1.75%, 01/15/28 (a)	14,593	14,488
1.25%, 04/15/28 (a) (c)	6,209	6,050
3.63%, 04/15/28 (a) (b)	40,230	42,223
0.75%, 07/15/28 - 02/15/45 (a) (b)	56,028	46,589
2.38%, 10/15/28 (a) (b)	38,544	39,152
0.88%, 01/15/29 - 02/15/47 (a)	34,617	28,140
2.50%, 01/15/29 (a)	17,198	17,501
2.13%, 04/15/29 (a) (b)	10,920	10,937
3.88%, 04/15/29 (a)	14,119	15,147
0.25%, 07/15/29 (a) (b)	50,531	46,812
1.63%, 10/15/29 (a)	12,640	12,431
1.13%, 01/15/33 (a)	23,420	21,554
1.38%, 07/15/33 - 02/15/44 (a) (b)	81,985	73,326
1.75%, 01/15/34 (a) (b)	44,568	42,743
1.88%, 07/15/34 (a) (b)	33,499	32,474
2.13%, 02/15/40 - 02/15/54 (a)	39,141	37,325
0.75%, 02/15/42 (a)	16,708	12,787
0.63%, 02/15/43 (a)	5,410	3,957
1.00%, 02/15/46 - 02/15/48 (a)	32,864	24,545
1.00%, 02/15/49 (a) (c)	3,312	2,409
0.25%, 02/15/50 (a)	10,682	6,216
1.50%, 02/15/53 (a)	6,159	4,931
		996,935
Mortgage-Backed Securities 15.3%
Federal Home Loan Mortgage Corporation
7.34%, (6 Month USD LIBOR + 1.82%), 07/01/36 (d)	49	49
7.25%, (1 Year USD LIBOR + 1.50%), 09/01/36 (d)	16	17
6.90%, (1 Year USD LIBOR + 1.60%), 10/01/36 (d)	14	14
Federal National Mortgage Association, Inc.
6.58%, (1 Year USD LIBOR + 1.27%), 11/01/35 (d)	11	11
6.32%, (1 Year USD LIBOR + 1.81%), 03/01/36 (d)	24	24
4.50%, 09/01/52 - 11/01/52	913	860
5.00%, 06/01/53	360	347
6.50%, 12/01/53	867	886
TBA, 4.00%, 02/15/55 (b)	8,000	7,304
TBA, 5.50%, 02/15/55 (b)	17,100	16,852
TBA, 6.00%, 02/15/55 (b)	39,800	39,945
TBA, 6.50%, 02/15/55 (b)	19,000	19,383
TBA, 4.50%, 03/15/55 (b)	36,800	34,553
Government National Mortgage Association
3.50%, 08/20/54	97	87
TBA, 3.50%, 02/15/55 (b)	51,000	45,549
		165,881
Treasury Inflation Indexed Securities 8.0%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,402,483	22,507
Canada, Government of
4.25%, 12/01/26, CAD (a)	7,004	5,166
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 08/24/34, MXN (e)	17,505	756
Gouvernement De France
0.10%, 03/01/26, EUR (a) (f)	12,631	13,000
0.10%, 07/25/31 - 07/25/38, EUR (a)	2,528	2,468
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (e)	38,300	39,616
0.40%, 05/15/30, EUR (a) (f)	2,077	2,051
1.80%, 05/15/36, EUR (a) (g)	817	838
		86,402
Collateralized Mortgage Obligations 0.6%
Federal Home Loan Mortgage Corporation
Series F1-278, 5.16%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	953	936
Series WF-4779, REMIC, 5.32%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	609	603
Series T-1A1-62, REMIC, 6.03%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	85	76
Series T-1A1-63, REMIC, 6.03%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	65	61
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 4.74%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	19	19
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 6.52%, (1 Year USD LIBOR + 1.47%), 04/20/67 (d)	992	1,000
Series 2018-FG-H15, REMIC, 5.46%, (1 Year USD LIBOR + 0.87%), 08/20/68 (d)	1,482	1,485
Series 2022-F-H22, REMIC, 5.50%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,282	2,286
		6,466
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	43	43
Total Government And Agency Obligations (cost $1,280,700)		1,255,727
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.2%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 5.92%, (3 Month Term SOFR + 1.30%), 10/20/31 (d)	372	372
Ace Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 4.85%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (h)	329	123
Adagio Clo VIII Designated Activity Company
Series VIII-AN-A, 4.11%, (3 Month EURIBOR + 0.93%), 04/15/32, EUR (d) (g)	1,363	1,410
Adagio V CLO Designated Activity Company
Series V-ARR-A, 3.90%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (d) (g)	896	924
AG Trust 2024-NLP
Series 2024-A-NLP, REMIC, 6.41%, 08/15/29 (d)	900	902
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	64	34
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 4.69%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (h)	247	227
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,179	764
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	212	178
AMMC CLO XII, Limited
Series 2013-AR2-12A, 5.73%, (3 Month Term SOFR + 1.21%), 11/11/30 (d)	91	91
Anchorage Capital Clo 20 Ltd
Series 2021-A1R-20A, 5.43%, (3 Month Term SOFR + 1.10%), 01/22/35 (d)	900	900
Anchorage Capital Europe CLO 1 Designated Activity Company
Series A1R-1A, 3.96%, (3 Month EURIBOR + 0.78%), 01/15/31, EUR (d) (g)	1,836	1,898
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.05%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	939	938
Arbour CLO VI Designated Activity Company
Series AR-6A, 4.39%, 11/15/37, EUR (d) (g)	1,000	1,036
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Ares European CLO VI Designated Activity Company
Series 2013-ARR-6A, 3.79%, (3 Month EURIBOR + 0.61%), 04/15/30, EUR (d) (g)	156	161
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 6.06%, (3 Month Term SOFR + 1.41%), 01/16/30 (d)	49	49
Atlas Senior Loan Fund XV Ltd
Series 2019-A1R-15A, 5.85%, (3 Month Term SOFR + 1.22%), 10/23/32 (d)	500	501
Bain Capital Credit
Series 2021-A1R-2A, REMIC, 5.83%, (3 Month Term SOFR + 1.23%), 07/17/34 (d)	600	600
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 5.60%, 06/25/35 (d)	12	10
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.47%, 03/26/37 (d)	139	133
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 6.17%, (1 Month Term SOFR + 1.80%), 03/21/39 (d)	1,511	1,512
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 5.43%, 01/25/36 (d)	73	68
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.85%, 08/25/36 (d)	84	51
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 6.68%, 05/25/33 (d)	6	6
Series 2003-2A1-9, REMIC, 5.63%, 02/25/34 (d)	34	32
Series 2004-22A1-9, REMIC, 6.36%, 11/25/34 (d)	22	21
Series 2004-22A1-10, REMIC, 5.12%, 01/25/35 (d)	24	20
Bear Stearns ARM Trust 2005-6
Series 2005-2A1-1, REMIC, 4.87%, 03/25/35 (d)	57	53
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.22%, 12/26/46 (d)	163	125
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 4.52%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (g)	278	288
Blackrock European CLO IV Designated Activity Company
Series A-4A, 4.03%, (3 Month EURIBOR + 0.85%), 07/15/30, EUR (d) (g)	390	404
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 6.00%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	716	717
BlueMountain EUR CLO 2016-1 DAC
Series 2016-AR-1A, 3.88%, (3 Month EURIBOR + 0.79%), 04/26/32, EUR (d) (g)	279	289
Capital Four US CLO II Ltd.
Series 2022-AR-1A, 6.52%, (3 Month Term SOFR + 1.90%), 01/21/37 (d)	500	504
Carlyle Global Market Strategies CLO 2013-1, Ltd.
Series 2013-A1RR-1A, 5.73%, (3 Month Term SOFR + 1.21%), 08/14/30 (d)	138	138
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 3.77%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (d) (g)	1,000	1,032
CBAM 2018-5 Ltd
Series 2018-A-5A, 5.93%, (3 Month Term SOFR + 1.28%), 04/17/31 (d)	385	386
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 6.00%, (3 Month Term SOFR + 1.38%), 04/20/32 (d)	677	678
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 5.50%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (h)	192	182
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 6.01%, (3 Month Term SOFR + 1.36%), 07/17/31 (d)	514	514
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 6.68%, 02/25/37 (d)	7	7
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	698	318
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 4.23%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (d) (g)	4,000	4,143
CIFC Funding 2018-III Ltd
Series 2018-A-3A, 5.99%, (3 Month Term SOFR + 1.36%), 07/18/31 (d)	575	576
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 5.95%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,515	1,499
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 4.74%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (h)	1,369	1,317
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.96%, 09/25/37 (d)	221	204
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 4.61%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (h)	41	29
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 4.63%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (h)	952	804
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 4.72%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (h)	1,200	1,076
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.71%, 03/25/37 (d)	807	704
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	4	4
Series 2005-2A2B-3, REMIC, 6.22%, 08/25/35 (d)	20	20
Series 2005-A1-6, REMIC, 6.08%, (1 Year Treasury + 2.10%), 09/25/35 (d)	4	4
Series 2005-A2-6, REMIC, 6.85%, (1 Year Treasury + 2.15%), 09/25/35 (d)	3	3
Series 2005-M3-HE4, REMIC, 5.14%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (h)	3,422	3,094
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 4.51%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (h)	84	58
Contego CLO IV Designated Activity Company
Series AR-4A, 3.78%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (d) (g)	497	510
CQS US CLO 2022-2 Ltd
Series 2022-A1R-2A, 6.47%, (3 Month Term SOFR + 1.85%), 07/21/31 (d)	1,211	1,212
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 4.57%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (h)	67	42
Series 2007-A3-CB6, REMIC, 4.67%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (h)	1,971	1,245
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 6.03%, (3 Month Term SOFR + 1.40%), 10/23/31 (d)	371	372
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 5.91%, (3 Month Term SOFR + 1.29%), 04/22/30 (d)	486	486
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d) (h)	574	124
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.41%, 12/03/37 (d)	1,867	1,599
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 5.00%, 09/29/36 (d)	265	261

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 3.80%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (d) (g)	378	391
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 5.19%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (h)	62	59
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 4.64%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (h)	3,185	2,924
Dryden 44 Euro CLO 2015 B.V.
Series 2015-A1RR-44A, 4.06%, (3 Month EURIBOR + 8.80%), 04/17/34, EUR (d) (g)	500	515
Dryden 52 Euro Clo 2017 B.V. In Liquidatie
Series 2017-AR-52A, 3.88%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (g)	347	359
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 5.86%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	480	481
Elevation CLO 2022-16 Ltd
Series 2022-A1AR-16A, 0.00%, (3 Month Term SOFR + 0.00%), 07/25/34 (d)	600	600
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 5.78%, (SONIA + 1.07%), 06/13/45, GBP (d) (f)	276	344
Series 2007-A3C-3A, 5.78%, (SONIA + 1.07%), 06/13/45, GBP (d) (g)	95	118
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 4.76%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (h)	1,115	1,070
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 4.57%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (h)	4,723	4,095
First NLC Trust
Series 2007-A1-1, REMIC, 4.52%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	188	90
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 6.01%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	789	790
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 4.81%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (h)	215	198
Grifonas Finance No.1 PLC
Series A-1, 3.68%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (f) (h)	291	295
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (h)	218	117
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 6.92%, 01/25/35 (d)	14	13
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 6.50%, 04/19/34 (d)	58	55
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 4.86%, (1 Month Term SOFR + 0.49%), 09/19/37 (d) (h)	14	12
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 3.94%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (d) (g)	548	566
Hayfin Emerald CLO XII Designated Activity Company
Series A-12A, 4.83%, (3 Month EURIBOR + 1.74%), 10/25/37, EUR (d) (g)	3,300	3,418
Henley CLO VII DAC
Series AR-7A, 4.53%, 04/25/34, EUR (d)	1,200	1,242
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 4.90%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (h)	835	801
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	7	6
Series 2005-4A1-AR1, REMIC, 4.78%, 03/25/35 (d)	8	8
Series 2005-2A1-AR1, REMIC, 5.87%, 11/25/35 (d)	16	17
Series 2005-A1-16IP, REMIC, 5.09%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (h)	65	51
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 4.66%, (1 Month Term SOFR + 0.32%), 10/25/36 (d) (h)	12	12
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 5.56%, 08/25/35 (d)	36	34
Series 2005-2A1-A6, REMIC, 6.90%, 08/25/35 (d)	27	27
Series 2005-4A1-A6, REMIC, 5.70%, 09/25/35 (d)	4	4
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 6.83%, 07/25/35 (d)	11	11
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 4.21%, 07/27/37 (d)	138	126
Kayne CLO 5 Ltd
Series 2019-AR-5A, 6.02%, (3 Month Term SOFR + 1.38%), 07/26/32 (d)	423	423
KKR CLO 11 Ltd
Series AR-11, 6.10%, (3 Month Term SOFR + 1.44%), 01/15/31 (d)	395	395
KKR CLO 9 Ltd.
Series AR2-9, 5.87%, (3 Month Term SOFR + 1.21%), 07/15/30 (d)	148	148
LCM Loan Income Fund I Ltd.
Series A-1A, 5.91%, (3 Month Term SOFR + 1.29%), 04/21/31 (d)	498	498
LCM XV LP
Series AR2-15A, 5.88%, (3 Month Term SOFR + 1.26%), 07/22/30 (d)	317	317
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 4.95%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (h)	325	302
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 5.81%, (1 Month Term SOFR + 1.41%), 07/15/36 (d)	1,521	1,520
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.15%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	1,399	1,398
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 4.69%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (h)	378	143
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 5.97%, (1 Month Term SOFR + 1.61%), 11/22/38 (d)	210	209
Madison Park Funding XXIX LTD
Series 2018-AR-29A, 5.81%, (3 Month Term SOFR + 1.18%), 10/18/30 (d)	433	434
Man GLG Euro CLO V Designated Activity Company
Series A1R-5A, 3.58%, (3 Month EURIBOR + 0.69%), 12/15/31, EUR (d) (g)	306	316
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 5.84%, 12/25/33 (d)	35	33
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 5.20%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (h)	44	41
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 6.53%, 02/25/34 (d)	33	31
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 6.48%, 02/25/33 (d)	20	19
MF1 2022-FL9 LLC
Series 2022-A-FL9, 6.52%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	1,487	1,489
MidOcean Credit CLO VIII
Series 2018-A1R-8A, 5.83%, (3 Month Term SOFR + 1.31%), 02/20/31 (d)	375	375
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	189	181
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 4.67%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (h)	1,171	459

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 4.51%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (h)	33	30
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 5.43%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (h)	267	275
Series 2005-M2-HE2, REMIC, 5.11%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (h)	835	802
Series 2005-M3-HE5, REMIC, 5.13%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (h)	1,107	1,022
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 5.46%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (h)	106	102
MP CLO VII, Ltd.
Series 2015-AR3-1A, 5.78%, (3 Month Term SOFR + 1.15%), 10/18/28 (d)	95	95
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 5.22%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	196	188
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	1,137	1,080
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 5.22%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (h)	1,755	1,700
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 3.96%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (d) (g)	1,242	1,285
Ocean Trails CLO 8
Series 2020-ARR-8A, 5.95%, (3 Month Term SOFR + 1.29%), 07/15/34 (d)	1,700	1,701
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 5.87%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	729	730
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 5.78%, (3 Month Term SOFR + 1.26%), 02/14/31 (d)	456	457
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 5.78%, (3 Month Term SOFR + 1.13%), 04/17/31 (d)	675	675
OZLM IX, Ltd.
Series 2014-A1A4-9A, 8.15%, 10/20/31 (d)	262	262
OZLM XXIV Ltd
Series 2019-A1AR-24A, 6.04%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	539	540
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-AR-3A, 3.85%, (3 Month EURIBOR + 0.97%), 05/15/33, EUR (d) (g)	900	932
Palmer Square European Loan Funding 2024-1 Designated Activity Company
Series 2024-A-1A, 5.11%, (3 Month EURIBOR + 1.25%), 08/15/33, EUR (d) (g)	1,478	1,533
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-A-2A, 4.33%, (3 Month EURIBOR + 0.99%), 05/15/34, EUR (d) (g)	1,600	1,655
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 5.68%, (3 Month Term SOFR + 1.06%), 07/20/29 (d)	290	290
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 5.72%, (3 Month Term SOFR + 1.06%), 10/15/29 (d)	605	606
Providus CLO IV Designated Activity Company
Series AR-4A, 4.04%, (3 Month EURIBOR + 0.82%), 04/20/34, EUR (d) (g)	1,900	1,956
Rad CLO 4, Ltd.
Series 2019-AR-4A, 5.86%, (3 Month Term SOFR + 1.23%), 04/26/32 (d)	632	634
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 5.79%, 10/25/37 (d)	436	375
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 4.91%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (h)	1,993	1,927
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 5.32%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (h)	229	228
Residential Asset Securities Corporation
Series 2006-M1-KS3, REMIC, 4.95%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (h)	166	164
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	186	60
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.92%, (3 Month Term SOFR + 1.29%), 10/23/30 (d)	327	327
Sandstone Peak Ltd.
Series 2021-A1R-1A, 5.87%, 10/15/34 (d)	600	602
Saranac CLO VI Limited
Series 2018-A1R-6A, 5.80%, (3 Month Term SOFR + 1.40%), 08/13/31 (d)	601	602
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 4.93%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (h)	2,000	1,618
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 4.76%, (1 Month Term SOFR + 0.42%), 09/25/47 (d) (h)	279	263
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 4.77%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (h)	2,501	846
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 4.75%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (h)	355	132
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 6.00%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,225	1,225
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.04%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (g)	213	214
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 6.09%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	1,200	1,202
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 5.91%, (3 Month Term SOFR + 1.28%), 01/26/32 (d)	1,000	1,001
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 4.65%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (h)	1,314	871
St.Paul's CLO X Designated Activity Company
Series AR-10A, 4.00%, (3 Month EURIBOR + 0.80%), 04/23/35, EUR (d) (g)	600	617
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 5.14%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (h)	4	4
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 7.20%, 02/25/34 (d)	47	45
Symphony Static CLO I Ltd
Series 2021-A-1A, REMIC, 5.72%, (3 Month Term SOFR + 1.09%), 10/25/29 (d)	185	185
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (d) (h)	473	14
TCW CLO 2019-1 AMR Ltd
Series 2019-ASNR-1A, 5.78%, (3 Month Term SOFR + 1.30%), 08/16/34 (d)	600	601
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 4.57%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,568	1,303
Series 2005-A3-1, REMIC, 5.46%, 04/25/45 (d)	39	38
Tikehau CLO IV B.V.
Series A1-4A, 4.08%, (3 Month EURIBOR + 0.90%), 10/15/31, EUR (d) (g)	756	782
Toro European CLO 5 Designated Activity Company
Series A-5A, 3.92%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (d) (g)	50	52
Series ANV-5A, 4.68%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (d) (g)	23	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 3.83%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (g)	1,797	1,849
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 5.45%, (1 Month Term SOFR + 1.11%), 07/25/27 (d)	373	381
Tralee CLO VII Ltd
Series 2021-A1-7A, 6.21%, (3 Month Term SOFR + 1.58%), 04/25/34 (d)	1,400	1,402
Trinitas CLO XIX Ltd
Series 2022-A1R-19A, 5.47%, 10/20/33 (d)	1,600	1,600
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.03%, (1 Month Term SOFR + 1.65%), 02/17/39 (d) (h)	290	290
Venture 38 CLO Limited
Series 2019-A1R-38A, 6.01%, (3 Month Term SOFR + 1.42%), 07/30/32 (d)	1,500	1,502
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 5.87%, (3 Month Term SOFR + 1.25%), 07/22/30 (d)	575	576
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 6.00%, (3 Month Term SOFR + 1.38%), 07/20/32 (d)	1,400	1,402
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 6.50%, (SOFR 30-Day Average + 1.90%), 02/18/39 (d)	238	237
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 5.92%, (3 Month Term SOFR + 1.26%), 10/15/30 (d)	181	181
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 6.13%, (3 Month Term SOFR + 1.47%), 10/15/30 (d)	213	213
Voya CLO 2019-2 Ltd
Series 2019-AR-2A, 5.56%, (3 Month Term SOFR + 0.94%), 07/20/32 (d)	500	501
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 6.20%, 06/25/33 (d)	31	29
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 6.80%, 09/25/33 (d)	18	17
Series 2005-2A1-AR14, REMIC, 5.01%, 12/25/35 (d)	26	24
WaMu Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 5.60%, (12 Month Treasury Average + 0.77%), 05/25/47 (d)	142	120
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 5.83%, (12 Month Treasury Average + 1.00%), 08/25/46 (d)	656	610
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 5.66%, 03/25/33 (d)	14	13
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 5.94%, (3 Month Term SOFR + 1.31%), 07/18/31 (d)	169	169
Total Non-U.S. Government Agency Asset-Backed Securities (cost $116,832)		110,550
CORPORATE BONDS AND NOTES 0.3%
Financials 0.3%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (g)	89	82
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,169
Credit Suisse Group AG
4.21%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (d) (f) (j)	100	104
2.13%, 10/13/26, EUR (f) (j)	240	247
1.00%, 06/24/27, EUR (f) (j)	100	101
7.00%, 09/30/27, GBP (f) (j)	100	129
7.75%, 03/01/29, EUR (f) (j)	100	118
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (f) (i) (j)	600	621
		2,571
Consumer Discretionary 0.0%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (g)	300	289
Information Technology 0.0%
VMware LLC
3.90%, 08/21/27	200	196
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	200	192
Total Corporate Bonds And Notes (cost $3,399)		3,248
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company - Series A, 7.50% (i) (j)	—	597
Total Preferred Stocks (cost $500)		597
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.36% (k) (l)	5,203	5,203
U.S. Treasury Bill 0.0%
Treasury, United States Department of
4.57%, 03/20/25	1	1
Total Short Term Investments (cost $5,204)		5,204
Total Investments 127.1% (cost $1,406,635)		1,375,326
Other Derivative Instruments (0.1)%		(1,042)
Other Assets and Liabilities, Net (27.0)%		(292,528)
Total Net Assets 100.0%		1,081,756

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2024, the total payable for investments purchased on a delayed delivery basis was $847,004.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $30,078 and 2.8% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	238	186,409	181,444	56	—	—	5,203	0.5
JNL Government Money Market Fund, 4.46% - Class SL	64	2,370	2,434	2	—	—	—	—
	302	188,779	183,878	58	—	—	5,203	0.5

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse Group AG, 4.21%, 01/16/26	03/27/23	104	104	—
Credit Suisse Group AG, 2.13%, 10/13/26	03/22/23	248	247	—
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	98	101	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	121	129	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/24/23	111	118	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 5.78%, 06/13/45	06/29/16	341	344	0.1
Gouvernement De France, 0.10%, 03/01/26	05/17/22	13,626	13,000	1.2
Grifonas Finance No.1 PLC, Series A-1, 3.68%, 08/28/39	02/10/15	260	295	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	621	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	2,546	2,051	0.2
		18,210	17,010	1.6

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	851	September 2026	EUR	208,365	88	85
Australia 10 Year Bond	225	March 2025	AUD	25,736	18	(215)
Euro BOBL	217	March 2025	EUR	25,755	47	(187)
Euro Buxl 30 Year Bond	105	March 2025	EUR	14,673	133	(775)
Italy Government BTP Bond	130	March 2025	EUR	15,835	18	(247)
Japan 10 Year Bond	3	March 2025	JPY	427,506	2	(12)
United States 10 Year Ultra Bond	309	March 2025		34,984	(77)	(589)
					229	(1,940)
Short Contracts
3M EURIBOR	(851)	September 2025	EUR	(208,340)	(11)	(322)
Euro Bund	(399)	March 2025	EUR	(54,119)	(174)	914
Euro OAT	(298)	March 2025	EUR	(37,410)	(46)	662
Euro Schatz	(208)	March 2025	EUR	(22,300)	(8)	50
Italy Short Term Government BTP Bond	(214)	March 2025	EUR	(23,008)	2	21
United States 10 Year Note	(427)	March 2025		(46,891)	93	454
United States 2 Year Note	(778)	April 2025		(159,984)	12	20
United States 5 Year Note	(1,095)	April 2025		(117,031)	103	627
United States Long Bond	(230)	March 2025		(26,872)	58	688
United States Ultra Bond	(94)	March 2025		(11,608)	41	431
					70	3,545

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	(11)	1,821
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	(31)	5,426
6M EURIBOR (S)	Receiving	2.25	(A)	03/19/55	EUR	44,649	(176)	(1,203)
6M EURIBOR (S)	Paying	0.70	(A)	04/11/27	EUR	2,500	4	(79)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	5,800	9	(192)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	2,800	4	(92)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	3,200	4	(78)
6M EURIBOR (S)	Paying	2.50	(A)	03/19/35	EUR	161,325	406	979
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	6
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	(7)	74

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(5)	95
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	1,021,000	(13)	155
ESTR Volume Weighted Trimmed Mean Rate (A)	Receiving	3.48	(A)	02/26/25	EUR	257,300	18	(309)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.05	(A)	08/15/34	EUR	8,500	(9)	(127)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.03	(A)	09/15/34	EUR	5,000	(5)	(53)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	2	241
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	2	287
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	800	1	156
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.68	(A)	10/15/53	EUR	900	1	155
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.74	(A)	10/15/53	EUR	1,300	1	238
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	1	(28)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	—	37
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	—	7
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	8,920	12	(1,742)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	10	—	—
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	1	40
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	1	81
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	—	15
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	—	7
Sterling Overnight Index Average Rate (A)	Paying	4.25	(A)	09/18/26	GBP	53,100	41	(719)
U.K. Retail Price Index (A)	Paying	3.50	(A)	08/15/34	GBP	5,800	(9)	(58)
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/34	GBP	2,400	(4)	(20)
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	1	161
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	4	950
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	3	563
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	1	252
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	3	431
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	—	80
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	1	598
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	1	697
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	—	56
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	1	118
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	25	1,872
U.S. CPURNSA (A)	Paying	2.03	(A)	09/23/25		900	—	(4)
U.S. CPURNSA (A)	Paying	2.21	(A)	10/07/25		13,330	(1)	(37)
U.S. CPURNSA (A)	Paying	2.38	(A)	10/15/25		8,400	(1)	(11)
U.S. CPURNSA (A)	Paying	2.34	(A)	11/07/25		21,600	(2)	(46)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	(6)	(1,052)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(7)	(847)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(7)	(749)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(5)	(831)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(15)	(2,324)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(3)	(454)
U.S. SOFR (A)	Receiving	4.25	(A)	12/20/25		79,790	3	(576)
U.S. SOFR (Q)	Receiving	2.24	(S)	11/21/53		10,490	12	3,553
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	14	3,562
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		7,700	2	382
U.S. SOFR (Q)	Paying	2.34	(S)	11/21/28		50,860	(29)	(3,622)
U.S. SOFR (A)	Paying	3.09	(A)	02/13/34		31,400	(44)	(2,079)
							189	5,763

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 10/08/27	BCL	Call	3.15	10/06/25	19,300,000	EUR	19,300	(413)
6M EURIBOR, 09/17/27	CIT	Call	2.95	09/15/25	16,000,000	EUR	16,000	(285)
6M EURIBOR, 09/02/27	GSC	Call	2.90	08/29/25	10,100,000	EUR	10,100	(171)
6M EURIBOR, 09/03/27	GSC	Call	2.80	09/01/25	21,700,000	EUR	21,700	(329)
6M EURIBOR, 10/08/27	BCL	Put	3.15	10/06/25	19,300,000	EUR	19,300	(13)
6M EURIBOR, 09/17/27	CIT	Put	2.95	09/15/25	16,000,000	EUR	16,000	(14)
6M EURIBOR, 09/02/27	GSC	Put	2.90	08/29/25	10,100,000	EUR	10,100	(9)
6M EURIBOR, 09/03/27	GSC	Put	2.80	09/01/25	21,700,000	EUR	21,700	(24)
								(1,258)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CNY/USD	BNP	01/15/25	CNY	7,981	1,095	1
EUR/USD	BCL	01/15/25	EUR	541	561	(3)
EUR/USD	BNP	01/15/25	EUR	616	638	(3)
EUR/USD	JPM	01/15/25	EUR	633	656	(12)
GBP/USD	BNP	01/15/25	GBP	1,980	2,478	(40)
GBP/USD	BOA	01/15/25	GBP	1,646	2,060	(32)
IDR/USD	SCB	01/13/25	IDR	70,688,250	4,390	(60)
IDR/USD	JPM	01/15/25	IDR	7,715,571	479	5
IDR/USD	BNP	01/21/25	IDR	70,918,848	4,403	3
IDR/USD	BOA	03/05/25	IDR	63,047,320	3,908	44
INR/USD	BCL	01/13/25	INR	569,862	6,649	(51)
INR/USD	BOA	01/21/25	INR	561,957	6,551	(49)
JPY/USD	SCB	01/15/25	JPY	243,500	1,550	(41)
JPY/USD	UBS	03/18/25	JPY	3,546,426	22,735	(514)
MXN/USD	DUB	02/13/25	MXN	6,791	323	(12)
NZD/USD	SCB	01/15/25	NZD	1,816	1,016	(24)
PLN/USD	BOA	01/24/25	PLN	17,825	4,313	(66)
PLN/USD	BOA	01/31/25	PLN	17,904	4,331	(77)
USD/AUD	BCL	01/15/25	AUD	(736)	(456)	4
USD/AUD	BNP	01/15/25	AUD	(9,434)	(5,839)	153
USD/CAD	BCL	01/15/25	CAD	(13,111)	(9,126)	161
USD/CAD	BOA	01/15/25	CAD	(6,301)	(4,385)	19
USD/CHF	JPM	01/15/25	CHF	(3,935)	(4,342)	75
USD/CHF	SCB	01/15/25	CHF	(3,917)	(4,322)	127
USD/CNY	SCB	01/15/25	CNY	(48,215)	(6,612)	23
USD/CNY	SCB	02/14/25	CNY	(47,757)	(6,563)	(1)
USD/CNY	BNP	05/12/25	CNY	(7,943)	(1,099)	(6)
USD/EUR	BNP	01/15/25	EUR	(1,050)	(1,088)	4
USD/EUR	SCB	01/15/25	EUR	(88,627)	(91,849)	1,643
USD/GBP	SCB	01/15/25	GBP	(996)	(1,247)	17
USD/IDR	BOA	01/13/25	IDR	(62,842,502)	(3,903)	(39)
USD/IDR	JPM	01/13/25	IDR	(7,715,571)	(479)	(5)
USD/ILS	BCL	03/17/25	ILS	(1,347)	(371)	7
USD/ILS	BNP	03/17/25	ILS	(2,239)	(617)	10
USD/JPY	BOA	01/15/25	JPY	(827,791)	(5,269)	160
USD/JPY	JPM	01/15/25	JPY	(1,299,587)	(8,272)	406
USD/JPY	UBS	01/15/25	JPY	(1,461,969)	(9,305)	488
USD/KRW	BCL	01/13/25	KRW	(8,870,526)	(6,027)	173
USD/KRW	JPM	01/21/25	KRW	(8,826,234)	(5,999)	151
USD/MXN	BCL	03/18/25	MXN	(2,959)	(140)	4
USD/MXN	BNP	03/19/25	MXN	(3,712)	(176)	5
USD/MXN	CIT	03/19/25	MXN	(4,440)	(210)	7
USD/PEN	DUB	03/19/25	PEN	(3,608)	(958)	(10)
USD/SEK	BCL	01/15/25	SEK	(1,100)	(99)	1
USD/TWD	BNP	01/13/25	TWD	(217,560)	(6,642)	58
USD/TWD	BOA	01/21/25	TWD	(214,071)	(6,540)	60
ZAR/USD	BNP	01/17/25	ZAR	159,885	8,461	(469)
					(115,338)	2,295

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
US TREASURY INFLATION SECURITIES
Treasury, United States Department of (S)	SOFR +0.23% (S)	MSC	01/17/25	63,452	—	(329)
Treasury, United States Department of (S)	SOFR +0.23% (S)	MSC	01/17/25	52,823	—	(1,144)
Treasury, United States Department of (S)	SOFR +0.23% (S)	MSC	01/17/25	28,070	—	(91)
Treasury, United States Department of (S)	SOFR +0.22% (S)	MSC	01/03/25	67,513	—	(903)
Treasury, United States Department of (S)	SOFR +0.23% (S)	MSC	01/17/25	26,215	—	(94)
					—	(2,561)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,255,727	—	1,255,727
Non-U.S. Government Agency Asset-Backed Securities	—	110,550	—	110,550
Corporate Bonds And Notes	—	3,248	—	3,248
Preferred Stocks	597	—	—	597
Short Term Investments	5,203	1	—	5,204
	5,800	1,369,526	—	1,375,326
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,952	—	—	3,952
Centrally Cleared Interest Rate Swap Agreements	—	23,095	—	23,095
Open Forward Foreign Currency Contracts	—	3,809	—	3,809
	3,952	26,904	—	30,856
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,347)	—	—	(2,347)
Centrally Cleared Interest Rate Swap Agreements	—	(17,332)	—	(17,332)
OTC Written Options	—	(1,264)	—	(1,264)
Open Forward Foreign Currency Contracts	—	(1,514)	—	(1,514)
OTC Total Return Swap Agreements	—	(2,561)	—	(2,561)
	(2,347)	(22,671)	—	(25,018)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 87.4%
Financials 15.2%
Acrisure, LLC
8.25%, 02/01/29 (a)	6,408	6,615
6.00%, 08/01/29 (a)	6,874	6,590
7.50%, 11/06/30 (a)	1,968	2,025
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (a)	4,379	4,336
Ally Financial Inc.
4.70%, (100, 05/15/28) (b)	4,125	3,596
6.65%, 01/17/40	3,228	3,123
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	3,668	4,001
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a) (c)	3,573	3,551
Barclays PLC
9.63%, (100, 12/15/29) (b) (c) (d)	2,361	2,597
Beacon Funding Trust
6.27%, 08/15/54 (a)	3,530	3,472
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	8,301	8,733
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (d)	4,530	3,945
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (d)	5,385	5,735
8.50%, 05/15/30 (a)	3,407	3,589
Ford Motor Credit Company LLC
7.35%, 11/04/27	1,646	1,723
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	3,398	3,409
6.63%, 01/15/27 (a)	1,455	1,453
9.25%, 02/01/29 (a)	5,175	5,339
12.25%, 10/01/30 (a)	2,962	3,278
GGAM Finance Ltd.
5.88%, 03/15/30 (a)	2,439	2,398
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	4,005	4,183
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (b) (c)	3,576	3,528
7.50%, (100, 05/10/29) (b)	4,640	4,851
Icahn Enterprises L.P.
6.25%, 05/15/26	4,091	4,060
10.00%, 11/15/29 (a)	2,295	2,301
Jane Street Group, LLC
7.13%, 04/30/31 (a)	7,173	7,366
6.13%, 11/01/32 (a)	2,889	2,857
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (a)	4,251	4,493
6.50%, 03/26/31 (a)	1,217	1,254
Markel Group Inc.
6.00%, (100, 06/01/25) (b)	4,258	4,244
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	10,055	9,719
OneMain Finance Corporation
7.13%, 03/15/26	1,286	1,309
3.50%, 01/15/27	4,368	4,158
6.63%, 05/15/29	3,061	3,098
5.38%, 11/15/29 (c)	2,550	2,455
7.88%, 03/15/30	1,943	2,027
4.00%, 09/15/30	5,359	4,744
7.50%, 05/15/31	2,718	2,793
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (c)	5,718	5,906
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	7,985	7,957
4.25%, 02/15/29 (a)	6,305	5,841
5.75%, 09/15/31 (a)	5,046	4,803
PRA Group, Inc.
8.38%, 02/01/28 (a)	4,966	5,105
8.88%, 01/31/30 (a)	7,319	7,594
Saks Global Enterprises LLC
11.00%, 12/15/29 (a)	4,800	4,624
Stena International S.A.
7.63%, 02/15/31 (a)	3,402	3,539
Toronto-Dominion Bank, The
8.13%, 10/31/82 (d)	3,923	4,069
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	2,155	2,152
UBS Group AG
4.88%, (100, 02/12/27) (a) (b)	5,602	5,336
UWM Holdings Corporation
6.63%, 02/01/30 (a)	4,772	4,742
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a)	7,307	7,109
Washington Mutual Bank, FA
0.00%, 06/15/11 (e) (f)	1,500	—
		217,725
Energy 13.3%
Aethon United BR LP
7.50%, 10/01/29 (a)	7,763	7,946
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	2,902	2,886
5.38%, 06/15/29 (a)	2,011	1,956
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	894	912
6.63%, 10/15/32 (a)	7,314	7,273
Baytex Energy Corp.
8.50%, 04/30/30 (a)	3,358	3,439
Bip-V Chinook
5.50%, 06/15/31 (a)	13,691	13,079
Blue Racer Midstream, LLC
7.00%, 07/15/29 (a)	1,568	1,601
7.25%, 07/15/32 (a)	1,979	2,033
Buckeye Partners, L.P.
5.85%, 11/15/43	2,681	2,307
5.60%, 10/15/44	5,068	4,151
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	4,191	3,628
5.95%, 06/30/33	1,041	1,063
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	9,923	9,931
8.38%, 01/15/29 (a)	7,480	7,704
CQP Holdco LP
7.50%, 12/15/33 (a)	3,024	3,179
DT Midstream, Inc.
4.30%, 04/15/32 (a)	1,866	1,709
Enerflex Ltd.
9.00%, 10/15/27 (a)	3,433	3,579
Energean Israel Finance Ltd
4.88%, 03/30/26 (g)	15,308	14,964
Energy Transfer LP
6.50%, (100, 08/15/26) (b)	1,017	1,014
6.75%, (100, 05/15/25) (b)	8,344	8,279
8.00%, 05/15/54	2,518	2,648
EQM Midstream Partners, LP
7.50%, 06/01/27 (a)	1,957	1,996
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	6,710	6,507
5.75%, 02/01/29 (a)	1,968	1,878
ITT Holdings LLC
6.50%, 08/01/29 (a)	3,878	3,547
Kinetik Holdings LP
5.88%, 06/15/30 (a)	5,491	5,404
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	5,557	5,553
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	3,756	3,807
8.38%, 02/15/32 (a)	7,207	7,262
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	3,388	3,444
6.25%, 02/01/33 (a)	2,573	2,540
SM Energy Company
6.75%, 08/01/29 (a)	2,549	2,524
7.00%, 08/01/32 (a)	2,493	2,455
Sunoco LP
4.50%, 05/15/29	3,001	2,822

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
7.25%, 05/01/32 (a)	2,128	2,198
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	893	914
Transocean Inc
8.00%, 02/01/27 (a)	7,221	7,210
8.75%, 02/15/30 (a)	1,312	1,354
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	932	951
Venture Global Calcasieu Pass, LLC
4.13%, 08/15/31 (a)	1,063	954
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (b)	6,830	7,143
8.13%, 06/01/28 (a)	3,483	3,623
9.50%, 02/01/29 (a)	6,598	7,292
9.88%, 02/01/32 (a)	3,159	3,471
		190,130
Consumer Discretionary 12.6%
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	7,436	7,460
Carnival Corporation
4.00%, 08/01/28 (a)	29,786	28,253
Champ Acquisition Corporation
8.38%, 12/01/31 (a)	3,524	3,609
Clarios Global LP
8.50%, 05/15/27 (a)	4,322	4,342
Dana Incorporated
5.38%, 11/15/27	1,146	1,130
5.63%, 06/15/28	1,977	1,950
4.50%, 02/15/32 (c)	3,840	3,521
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,115	6,836
Ford Motor Company
9.63%, 04/22/30	1,826	2,108
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (a) (h)	4,666	4,665
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	6,957	6,711
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	3,441	3,442
5.50%, 07/15/29 (a) (c)	3,780	3,667
Macy's Retail Holdings
6.13%, 03/15/32 (a)	5,653	5,308
4.50%, 12/15/34	1,179	979
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	9,536	8,374
MCE Finance Limited
5.38%, 12/04/29 (a) (c)	9,748	8,915
Odeon Finco PLC
12.75%, 11/01/27 (a)	4,195	4,405
PetSmart, LLC
7.75%, 02/15/29 (a) (c)	5,556	5,369
PM General Purchaser LLC
9.50%, 10/01/28 (a)	10,882	10,810
QVC, Inc.
4.45%, 02/15/25	4,998	4,962
6.88%, 04/15/29 (a) (c)	5,302	4,314
Resorts World Las Vegas LLC
4.63%, 04/16/29 (a)	4,436	3,959
8.45%, 07/27/30 (a)	5,593	5,816
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33 (a)	2,957	2,950
Staples, Inc.
10.75%, 09/01/29 (a)	4,435	4,367
Tenneco Inc.
8.00%, 11/17/28 (a)	7,480	6,958
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	3,150	3,117
10.50%, 05/15/29 (a)	3,518	3,548
Univision Communications Inc.
6.63%, 06/01/27 (a)	5,640	5,622
8.50%, 07/31/31 (a)	3,485	3,422
Wynn Macau, Limited
5.13%, 12/15/29 (a)	7,023	6,512
ZF North America Capital, Inc.
6.88%, 04/23/32 (a)	2,644	2,511
		179,912
Communication Services 10.3%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	5,747	5,466
Altice Financing S.A.
5.75%, 08/15/29 (a)	12,710	9,329
Altice France Holding S.A.
8.13%, 02/01/27 (a)	7,250	5,873
AMC Networks, Inc.
10.25%, 01/15/29 (a)	4,100	4,355
Cable One, Inc.
4.00%, 11/15/30 (a) (c)	8,696	7,262
CCO Holdings, LLC
5.38%, 06/01/29 (a)	6,417	6,130
4.25%, 02/01/31 (a)	3,973	3,461
4.75%, 02/01/32 (a)	2,844	2,494
4.50%, 05/01/32	2,199	1,894
4.25%, 01/15/34 (a) (c)	1,215	986
Charter Communications Operating, LLC
5.25%, 04/01/53 (c)	4,535	3,652
CMG Media Corporation
8.88%, 06/18/29 (a)	3,880	2,912
Connect Finco SARL
9.00%, 09/15/29 (a)	6,799	6,187
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	9,702	9,439
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	6,156	6,505
8.63%, 03/15/31 (a)	2,570	2,733
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	4,132	4,152
Gray Television, Inc.
5.38%, 11/15/31 (a)	7,160	3,810
Hughes Satellite Systems Corporation
5.25%, 08/01/26	3,700	3,384
6.63%, 08/01/26 (c)	3,810	3,014
Iliad Holding
7.00%, 10/15/28 - 04/15/32 (a)	6,990	7,067
8.50%, 04/15/31 (a)	3,115	3,308
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	16,059	14,845
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	8,789	7,932
Level 3 Financing, Inc.
4.50%, 04/01/30 (a)	4,116	3,422
10.75%, 12/15/30 (a)	3,095	3,469
Liberty Media Corporation
8.25%, 02/01/30	5,487	2,559
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (a)	3,402	3,483
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	1,768	1,723
Nexstar Media Group, Inc.
4.75%, 11/01/28 (a) (c)	1,517	1,415
Sprint Capital Corporation
6.88%, 11/15/28	1,130	1,200
Telesat Canada
5.63%, 12/06/26 (a)	7,160	4,025
		147,486
Industrials 8.7%
Air Canada
3.88%, 08/15/26 (a)	6,407	6,228
Boeing Company, The
7.01%, 05/01/64 (i)	3,105	3,291
Bombardier Inc.
7.88%, 04/15/27 (a)	822	822
8.75%, 11/15/30 (a) (c)	2,904	3,124
7.25%, 07/01/31 (a) (c)	4,236	4,369
7.00%, 06/01/32 (a) (c)	1,901	1,934

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	8,090	7,146
Cimpress NV
7.38%, 09/15/32 (a)	8,659	8,603
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	2,788	2,799
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 - 06/15/32 (a)	3,621	3,692
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	3,518	3,536
Goat Holdco LLC
6.75%, 02/01/32 (a)	3,624	3,588
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	2,983	3,117
Imola Merger Corporation
4.75%, 05/15/29 (a)	6,379	6,063
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	5,697	5,606
Lightning Power LLC
7.25%, 08/15/32 (a)	4,101	4,221
Onesky Flight, LLC
8.88%, 12/15/29 (a)	5,687	5,707
Rand Parent LLC
8.50%, 02/15/30 (a) (c)	4,399	4,424
Regal Rexnord Corporation
6.40%, 04/15/33 (i)	3,831	3,956
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	7,203	7,554
The Manitowoc Company, Inc.
9.25%, 10/01/31 (a) (c)	5,440	5,597
TransDigm Inc.
6.75%, 08/15/28 (a)	3,298	3,330
6.38%, 03/01/29 (a)	3,751	3,763
6.63%, 03/01/32 (a)	4,281	4,320
6.00%, 01/15/33 (a)	2,475	2,426
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	3,923	3,869
Watco Companies, L.L.C.
7.13%, 08/01/32 (a)	1,785	1,841
Wesco Distribution, Inc.
6.38%, 03/15/29 (a)	2,651	2,682
6.63%, 03/15/32 (a)	3,242	3,289
XPO, Inc.
6.25%, 06/01/28 (a)	3,365	3,392
		124,289
Consumer Staples 6.8%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	5,806	5,804
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	7,986	8,121
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	4,435	4,464
4.63%, 06/01/28 (a)	3,610	3,411
7.88%, 02/15/31 (a)	4,986	5,102
Ashtead Capital, Inc.
5.50%, 08/11/32 (a) (c)	3,750	3,702
Coty Inc.
6.63%, 07/15/30 (a) (c)	3,160	3,206
JBS USA Lux S.A.
7.25%, 11/15/53	5,805	6,389
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a) (c)	4,969	5,203
Marb Bondco PLC
3.95%, 01/29/31 (a)	18,741	15,652
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	4,368	4,066
Performance Food Group, Inc.
4.25%, 08/01/29 (a)	5,084	4,717
Pilgrim's Pride Corporation
4.25%, 04/15/31	11,833	10,874
3.50%, 03/01/32	1,977	1,706
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	3,837	3,811
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	5,806	5,748
Smithfield Foods, Inc.
2.63%, 09/13/31 (a)	1,161	958
United Natural Foods, Inc.
6.75%, 10/15/28 (a) (c)	4,761	4,686
		97,620
Information Technology 6.0%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a) (c)	4,620	4,527
AMS-Osram AG
12.25%, 03/30/29 (a) (c)	8,358	8,234
Central Parent Inc.
8.00%, 06/15/29 (a)	3,314	3,361
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	3,640	3,572
9.00%, 09/30/29 (a)	3,260	3,311
8.25%, 06/30/32 (a)	2,757	2,843
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	2,663	2,552
5.95%, 06/15/30 (a)	7,036	6,966
Entegris, Inc.
4.38%, 04/15/28 (a)	4,302	4,116
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (a)	3,177	3,237
Helios Software Holdings, Inc.
4.63%, 05/01/28 (a) (c)	2,200	2,015
8.75%, 05/01/29 (a)	5,395	5,526
Minerva Merger Sub Inc
6.50%, 02/15/30 (a)	3,685	3,504
NCR Voyix Corporation
5.13%, 04/15/29 (a)	1,170	1,120
Open Text Corporation
3.88%, 02/15/28 (a)	5,998	5,633
3.88%, 12/01/29 (a)	4,007	3,632
4.13%, 02/15/30 (a)	5,173	4,701
Rocket Software, Inc.
9.00%, 11/28/28 (a)	2,624	2,710
6.50%, 02/15/29 (a)	1,262	1,183
Seagate HDD Cayman
4.13%, 01/15/31	1,080	973
ViaSat, Inc.
5.63%, 09/15/25 (a) (c)	8,278	8,197
7.50%, 05/30/31 (a) (c)	6,366	4,425
		86,338
Health Care 5.6%
CVS Health Corporation
7.00%, 03/10/55	2,692	2,700
DaVita Inc.
4.63%, 06/01/30 (a) (c)	6,294	5,782
3.75%, 02/15/31 (a)	2,283	1,974
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (c)	7,913	7,275
IQVIA Inc.
5.00%, 05/15/27 (a)	4,096	4,024
Lifepoint Health, Inc.
5.38%, 01/15/29 (a) (c)	3,950	3,456
9.88%, 08/15/30 (a)	6,185	6,682
10.00%, 06/01/32 (a) (c)	3,240	3,295
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	7,007	6,491
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (c)	4,843	4,548
Radiology Partners, Inc.
8.50%, 01/31/29 (a) (h)	2,519	2,487
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (a) (c)	7,165	7,100
Tenet Healthcare Corporation
4.25%, 06/01/29	4,328	4,059
4.38%, 01/15/30	2,480	2,303
6.13%, 06/15/30	3,224	3,204
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	5,606	5,382
4.75%, 05/09/27 (c)	5,891	5,746

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
4.10%, 10/01/46	4,895	3,518
		80,026
Materials 5.4%
Avient Corporation
6.25%, 11/01/31 (a)	2,320	2,293
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)	7,594	7,917
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (a)	4,490	4,440
7.00%, 03/15/32 (a) (c)	3,745	3,677
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	4,635	4,606
9.38%, 03/01/29 (a)	1,196	1,267
8.63%, 06/01/31 (a) (c)	6,755	6,932
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (a)	5,849	5,298
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a) (c)	8,089	8,312
Mercer International Inc.
12.88%, 10/01/28 (a)	4,766	5,130
5.13%, 02/01/29	6,153	5,324
Mineral Resources Limited
8.13%, 05/01/27 (a)	986	990
9.25%, 10/01/28 (a)	6,198	6,505
NOVA Chemicals Corporation
4.25%, 05/15/29 (a) (c)	8,523	7,705
7.00%, 12/01/31 (a)	3,097	3,087
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	5,635	3,518
		77,001
Utilities 2.7%
Duke Energy Corporation
6.45%, 09/01/54	4,263	4,325
PG&E Corporation
7.38%, 03/15/55	901	924
Sempra
6.40%, 10/01/54	5,027	4,969
6.55%, 04/01/55 (c)	3,550	3,533
6.63%, 04/01/55	2,320	2,318
Vistra Corp.
8.00%, (100, 10/15/26) (a) (b)	4,328	4,407
8.88%, (100, 12/15/29) (b)	3,150	3,368
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	3,865	3,856
5.00%, 07/31/27 (a)	2,859	2,804
4.38%, 05/01/29 (a)	1,018	958
6.88%, 04/15/32 (a)	6,596	6,752
		38,214
Real Estate 0.8%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	4,361	4,608
RHP Hotel Properties, LP
6.50%, 04/01/32 (a)	6,522	6,553
		11,161
Total Corporate Bonds And Notes (cost $1,246,173)		1,249,902
SENIOR FLOATING RATE INSTRUMENTS 7.3%
Communication Services 2.7%
Allen Media, LLC
2021 Term Loan B, 10.25%, (3 Month Term SOFR + 5.50%), 02/10/27 (h) (j)	4,928	3,197
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.36%, (SOFR + 7.00%), 01/04/29 (j)	3,383	3,434
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.96%, (3 Month Term SOFR + 5.09%), 07/31/25 (j)	5,087	3,691
2024 Incremental Second Out Term Loan, 12.37%, (3 Month Term SOFR + 7.50%), 07/31/25 (j)	152	147
CMG Media Corporation
2024 Term Loan, 8.17%, (SOFR + 3.50%), 06/18/29 (j)	3,273	2,925
Connect Finco Sarl
2024 Extended Term Loan B, 9.07%, (1 Month Term SOFR + 4.50%), 09/11/29 (j)	3,808	3,324
CSC Holdings, LLC
2022 Term Loan B6, 8.90%, (1 Month Term SOFR + 4.50%), 01/17/28 (j)	7,268	7,115
Flutter Financing B.V.
2024 Term Loan B, 6.12%, (SOFR + 1.75%), 11/30/30 (j)	1,642	1,636
Gray Television, Inc.
2024 Term Loan B, 9.80%, (3 Month Term SOFR + 5.25%), 05/22/29 (j)	6,279	5,928
Great Outdoors Group, LLC
2021 Term Loan B2, 8.44%, (SOFR + 3.75%), 02/26/28 (j)	4,499	4,515
ViaSat, Inc.
2023 Term Loan, 9.06%, (SOFR + 4.50%), 05/30/30 (j)	3,407	3,035
		38,947
Industrials 1.1%
Advisor Group, Inc.
2024 Term Loan B, 8.09%, (SOFR + 3.50%), 08/17/28 (j)	6,837	6,856
Pitney Bowes Inc.
2021 Term Loan B, 8.69%, (SOFR + 4.00%), 03/12/28 (j)	3,550	3,568
Titan Acquisition Limited
2024 Term Loan B, 9.07%, (6 Month Term SOFR + 4.50%), 02/01/29 (j)	2,058	2,074
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.63%, (SOFR + 2.00%), 02/22/31 (j)	2,524	2,529
		15,027
Information Technology 1.0%
Ahead DB Holdings, LLC
2024 Term Loan B3, 8.10%, (1 Month Term SOFR + 3.50%), 01/24/31 (j)	3,499	3,518
Fortress Intermediate 3, Inc
Term Loan B, 8.07%, (SOFR + 3.50%), 05/09/31 (j)	3,310	3,316
Rocket Software, Inc.
2023 USD Term Loan B, 8.82%, (1 Month Term SOFR + 4.25%), 11/28/28 (j)	3,531	3,553
Sabre GLBL Inc.
2022 1st Lien Term Loan B, 0.00%, (SOFR + 5.00%), 06/09/28 (j) (k)	4,184	4,067
		14,454
Health Care 0.8%
Global Medical Response, Inc.
2024 PIK Term Loan, 9.86%, (3 Month Term SOFR + 5.50%), 10/02/28 (j)	6,777	6,789
Radiology Partners Inc
2024 Extended Term Loan B, 8.28%, (3 Month Term SOFR + 3.50%), 01/31/29 (j)	4,674	4,608
		11,397
Consumer Discretionary 0.8%
Clarios Global LP
2024 USD Term Loan B, 7.07%, (SOFR + 2.50%), 05/06/30 (j)	2,718	2,726
First Brands Group, LLC
2022 Incremental Term Loan, 9.85%, (3 Month Term SOFR + 5.00%), 03/30/27 (j)	4,839	4,522
J&J Ventures Gaming, LLC
2023 Incremental Term Loan B, 8.96%, (1 Month Term SOFR + 4.25%), 04/26/28 (j)	2,032	2,037
PetSmart, Inc.
2021 Term Loan B, 8.42%, (SOFR + 3.75%), 01/29/28 (j)	2,063	2,052
		11,337
Materials 0.5%
LSF11 A5 Holdco LLC
2024 Term Loan B, 8.19%, (SOFR + 3.50%), 10/15/28 (j)	4,031	4,051

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Staples, Inc.
2024 Term Loan B, 10.18%, (SOFR + 5.75%), 08/22/29 (j)	2,940	2,804
		6,855
Financials 0.4%
Aretec Group, Inc.
2024 Term Loan B, 8.08%, (SOFR + 3.50%), 08/09/30 (j)	3,466	3,469
Cotiviti Corporation
2024 Term Loan, 7.30%, (SOFR + 2.75%), 02/21/31 (j)	2,715	2,726
		6,195
Total Senior Floating Rate Instruments (cost $106,885)		104,212
COMMON STOCKS 0.3%
Energy 0.3%
MPLX LP	87	4,173
Prairie Provident Resources Inc. (e)	224	9
Vantage Drilling International (c) (e) (l)	2	54
		4,236
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (e)	335	459
EchoStar Corporation - Class A (e)	4	90
iHeartMedia, Inc. - Class A (e)	141	279
		828
Materials 0.0%
Smurfit Westrock Public Limited Company	—	5
Information Technology 0.0%
New Cotai LLC (e) (l)	—	—
Total Common Stocks (cost $8,192)		5,069
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Owl Rock CLO XIV, LLC
Series 2023-A-14A, 7.02%, (3 Month Term SOFR + 2.40%), 10/22/35 (j)	3,080	3,102
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,080)		3,102
SHORT TERM INVESTMENTS 9.0%
Securities Lending Collateral 5.6%
JNL Government Money Market Fund - Class SL, 4.46% (m) (n)	79,197	79,197
Investment Companies 3.4%
JNL Government Money Market Fund - Class I, 4.36% (m) (n)	48,944	48,944
Total Short Term Investments (cost $128,141)		128,141
Total Investments 104.2% (cost $1,492,471)		1,490,426
Other Assets and Liabilities, Net (4.2)%		(60,638)
Total Net Assets 100.0%		1,429,788

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $1,043,491 and 73.0% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Convertible security.

(e) Non-income producing security.

(f) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	74,427	501,636	527,119	2,672	—	—	48,944	3.4
JNL Government Money Market Fund, 4.46% - Class SL	46,766	596,238	563,807	3,163	—	—	79,197	5.6
	121,193	1,097,874	1,090,926	5,835	—	—	128,141	9.0

Summary of Investments by Country^	Total Long Term Investments
United States of America	78.9%
Canada	5.2
United Kingdom	2.8
Israel	2.0
France	1.8
Germany	1.3
Austria	1.2
Brazil	1.1
Macau	1.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Summary of Investments by Country^	Total Long Term Investments
Zambia	0.9
Australia	0.9
Netherlands	0.7
Puerto Rico	0.5
Spain	0.5
Malta	0.5
Switzerland	0.4
Sweden	0.2
Ireland	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	15,085	14,964	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,249,902	—	1,249,902
Senior Floating Rate Instruments	—	104,212	—	104,212
Common Stocks	5,015	—	54	5,069
Non-U.S. Government Agency Asset-Backed Securities	—	3,102	—	3,102
Short Term Investments	128,141	—	—	128,141
	133,156	1,357,216	54	1,490,426

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America Investment Grade Credit Fund
CORPORATE BONDS AND NOTES 88.2%
Financials 37.0%
AerCap Ireland Capital Designated Activity Company
3.00%, 10/29/28	720	667
AIG Global Funding
5.20%, 06/24/29 (a)	794	799
American Express Company
6.34%, 10/30/26	580	587
Aon Corporation
5.00%, 09/12/32	690	678
AON North America, Inc.
5.75%, 03/01/54	630	615
Arthur J. Gallagher & Co.
5.15%, 02/15/35	561	547
Avolon Holdings Funding Limited
4.95%, 01/15/28 (a)	783	776
Banco Santander, S.A.
6.53%, 11/07/27 (b)	1,280	1,316
5.80%, (SOFR + 1.12%), 07/15/28 (b) (c)	800	803
Bank of America Corporation
3.71%, 04/24/28	1,290	1,257
5.82%, 09/15/29	4,030	4,137
5.47%, 01/23/35	1,954	1,959
Bank of New York Mellon Corporation, The
6.32%, 10/25/29	600	630
5.83%, 10/25/33	1,060	1,099
Barclays PLC
2.28%, 11/24/27 (b)	850	807
4.84%, 09/10/28 (b)	367	364
4.94%, 09/10/30 (b)	780	765
6.04%, 03/12/55 (b)	210	210
Beacon Funding Trust
6.27%, 08/15/54 (a)	757	745
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	380	313
3.85%, 03/15/52	350	265
BlackRock Finance, Inc.
2.10%, 02/25/32	550	454
BlackRock, Inc.
5.25%, 03/14/54	370	350
5.35%, 01/08/55	628	599
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (a)	115	117
BPCE
2.05%, 10/19/27 (a)	1,020	965
CaixaBank, S.A.
6.84%, 09/13/34 (a)	610	648
Caterpillar Financial Services Corporation
4.85%, 02/27/29	870	874
Citigroup Inc.
5.49%, 12/04/26	800	812
4.54%, 09/19/30	1,303	1,265
2.52%, 11/03/32	390	325
3.79%, 03/17/33	1,150	1,034
CNO Financial Group, Inc.
6.45%, 06/15/34	456	471
Corebridge Financial, Inc.
5.75%, 01/15/34	580	591
4.40%, 04/05/52	330	265
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	1,150	1,185
Equitable Financial Life Global Funding
1.70%, 11/12/26 (a)	1,120	1,060
European Bank for Reconstruction and Development
4.13%, 01/25/29	1,160	1,146
European Investment Bank
4.00%, 02/15/29	1,500	1,475
Five Corners Funding Trust II
2.85%, 05/15/30 (a)	810	723
Ford Motor Credit Company LLC
6.80%, 11/07/28	520	540
General Motors Financial Company, Inc.
5.80%, 06/23/28	390	398
5.60%, 06/18/31	1,030	1,033
Goldman Sachs Bank USA
5.30%, (SOFR + 0.75%), 05/21/27 (c)	1,200	1,201
Goldman Sachs Group, Inc., The
5.73%, 04/25/30	1,220	1,249
4.69%, 10/23/30	580	566
5.02%, 10/23/35	490	470
4.41%, 04/23/39	910	799
5.56%, 11/19/45	1,700	1,642
Guardian Life Insurance Company of America, The
3.70%, 01/22/70 (a) (d)	330	220
Hartford Financial Services Group, Inc. , The
2.90%, 09/15/51	350	218
Holcim Finance US LLC
4.75%, 09/22/46 (a)	350	296
HSBC Holdings PLC
5.13%, 11/19/28 (b)	1,460	1,459
6.16%, 03/09/29	1,260	1,294
Inter-American Development Bank
4.50%, 05/15/26	1,910	1,913
International Bank for Reconstruction and Development
4.75%, 04/10/26	2,000	2,008
3.88%, 10/16/29 - 02/14/30	4,276	4,168
4.00%, 07/25/30	810	791
4.50%, 04/10/31	700	701
John Deere Capital Corporation
4.90%, 03/07/31	610	610
5.10%, 04/11/34	500	500
JPMorgan Chase & Co.
5.04%, 01/23/28	3,250	3,262
4.51%, 10/22/28	1,640	1,625
2.07%, 06/01/29	2,860	2,598
4.20%, 07/23/29	1,950	1,899
5.35%, 06/01/34	610	609
5.34%, 01/23/35	990	984
4.95%, 10/22/35	800	771
3.11%, 04/22/41	430	319
5.53%, 11/29/45	2,010	1,960
3.96%, 11/15/48	650	506
KfW
5.00%, 03/16/26	3,000	3,021
4.63%, 08/07/26	700	703
3.50%, 08/27/27	3,700	3,623
KKR Group Finance Co. X LLC
3.25%, 12/15/51 (a)	360	235
Lloyds Banking Group PLC
5.72%, 06/05/30	485	494
Macquarie Bank Limited
5.39%, 12/07/26 (a)	1,410	1,429
MasterCard Incorporated
4.88%, 03/09/28	1,290	1,301
MET Tower Global Funding
4.85%, 01/16/27 (a)	1,390	1,396
Morgan Stanley
5.16%, 04/20/29	3,460	3,476
5.66%, 04/18/30	1,450	1,472
4.65%, 10/18/30	1,870	1,833
2.70%, 01/22/31	310	276
5.25%, 04/21/34	1,840	1,813
5.95%, 01/19/38	400	401
5.52%, 11/19/55	1,473	1,422
Morgan Stanley Bank, National Association
4.95%, 01/14/28	920	921
New York Life Global Funding
4.55%, 01/28/33 (a)	450	431
Pricoa Global Funding I
5.55%, 08/28/26 (a)	440	447
Royal Bank of Canada
6.00%, 11/01/27 (b)	1,340	1,383
4.52%, 10/18/28 (b)	600	594
4.97%, 08/02/30 (b)	1,600	1,586
6.35%, 11/24/84 (b)	1,000	954

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
S&P Global Inc.
5.25%, 09/15/33	910	919
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 (a)	810	816
State Street Corporation
5.16%, 05/18/34 (d)	1,330	1,321
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	925	957
Toyota Motor Credit Corporation
5.10%, 03/21/31	610	612
Truist Financial Corporation
5.71%, 01/24/35	610	615
UBS Group AG
6.25%, 09/22/29 (a)	1,580	1,636
5.70%, 02/08/35 (a) (b)	240	242
Visa Inc.
4.15%, 12/14/35	390	360
Wells Fargo & Company
2.88%, 10/30/30	930	841
5.56%, 07/25/34	580	580
Wells Fargo Bank, National Association
5.25%, 12/11/26	930	941
		109,358
Health Care 10.6%
AbbVie Inc.
4.80%, 03/15/29	3,190	3,188
Advocate Health and Hospitals Corporation
3.01%, 06/15/50	470	311
Alcon Finance Corporation
3.00%, 09/23/29 (a)	397	364
2.60%, 05/27/30 (a)	617	544
Amgen Inc.
1.65%, 08/15/28	780	698
5.25%, 03/02/30	970	978
5.65%, 03/02/53	670	644
AstraZeneca Finance LLC
5.00%, 02/26/34	780	772
Bayer US Finance II LLC
4.63%, 06/25/38 (a)	390	326
Bristol-Myers Squibb Company
4.13%, 06/15/39	500	431
Cencora, Inc.
4.85%, 12/15/29	420	418
5.15%, 02/15/35	594	579
Centene Corporation
3.38%, 02/15/30	1,220	1,086
CVS Health Corporation
5.70%, 06/01/34 (d)	820	807
4.78%, 03/25/38	1,720	1,490
Elevance Health, Inc.
2.25%, 05/15/30	620	537
6.10%, 10/15/52	610	616
Eli Lilly and Company
5.00%, 02/09/54	270	248
5.05%, 08/14/54	768	709
Gilead Sciences, Inc.
4.80%, 04/01/44	560	501
HCA Inc.
5.45%, 09/15/34	346	337
4.63%, 03/15/52	750	583
Humana Inc.
5.38%, 04/15/31	690	684
5.75%, 04/15/54	680	631
Indiana University Health, Inc.
2.85%, 11/01/51	350	219
Kaiser Foundation Hospitals
4.15%, 05/01/47	290	237
Labcorp Holdings Inc.
4.35%, 04/01/30	1,020	984
Mars, Incorporated
3.88%, 04/01/39 (a)	780	655
Merck & Co., Inc.
5.00%, 05/17/53	370	337
Pfizer Investment Enterprises Pte. Ltd
4.45%, 05/19/26	770	769
5.30%, 05/19/53	990	927
Quest Diagnostics Incorporated
4.63%, 12/15/29	1,571	1,549
Roche Holdings, Inc.
5.49%, 11/13/30 (a)	860	886
5.59%, 11/13/33 (a)	400	414
Royalty Pharma PLC
3.30%, 09/02/40	1,040	751
Smith & Nephew PLC
2.03%, 10/14/30	390	327
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	280	198
Takeda Pharmaceutical Co Ltd
5.30%, 07/05/34	670	664
The Cigna Group
2.38%, 03/15/31	850	721
UnitedHealth Group Incorporated
5.30%, 02/15/30	550	558
4.90%, 04/15/31	970	962
4.95%, 01/15/32	950	942
4.25%, 06/15/48	920	737
5.05%, 04/15/53	370	331
6.05%, 02/15/63	640	652
		31,302
Industrials 6.5%
Aircastle Limited
6.50%, 07/18/28 (a)	950	984
Amcor Finance (USA), Inc.
5.63%, 05/26/33	850	859
Boeing Company, The
6.30%, 05/01/29 (e)	1,160	1,201
6.53%, 05/01/34 (e)	490	514
5.81%, 05/01/50 (e)	330	307
Burlington Northern Santa Fe, LLC
5.40%, 06/01/41	410	402
5.20%, 04/15/54	840	788
5.50%, 03/15/55	811	797
Canadian Pacific Kansas City Limited
3.10%, 12/02/51	630	408
FedEx Corporation
5.25%, 05/15/50	350	321
Ferguson Enterprises Inc.
5.00%, 10/03/34	354	339
GATX Corporation
6.90%, 05/01/34	370	406
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	427	429
5.75%, 01/15/35	263	262
Lockheed Martin Corporation
4.70%, 12/15/31	1,500	1,476
Norfolk Southern Corporation
5.35%, 08/01/54	450	428
Regal Rexnord Corporation
6.05%, 04/15/28 (e)	790	806
6.40%, 04/15/33 (e)	510	527
Republic Services, Inc.
4.88%, 04/01/29	270	269
RTX Corporation
6.00%, 03/15/31	980	1,028
6.10%, 03/15/34	680	716
5.38%, 02/27/53	220	208
Smurfit Kappa Treasury Unlimited Company
5.78%, 04/03/54 (a)	470	465
Smurfit Westrock Financing Designated Activity Company
5.42%, 01/15/35 (a)	208	206
UL Solutions Inc.
6.50%, 10/20/28 (a)	700	728
Union Pacific Corporation
3.60%, 09/15/37	530	445
3.95%, 08/15/59	490	356
Verisk Analytics, Inc.
5.25%, 06/05/34	663	655
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Waste Connections, Inc.
5.00%, 03/01/34	510	498
Waste Management, Inc.
4.95%, 07/03/31	525	526
4.80%, 03/15/32	1,840	1,807
		19,161
Utilities 6.4%
Consolidated Edison Company of New York, Inc.
4.45%, 03/15/44	670	572
5.70%, 05/15/54	670	667
Constellation Energy Generation, LLC
6.50%, 10/01/53	220	234
Duke Energy Corporation
4.50%, 08/15/32	730	695
4.25%, 12/15/41	410	348
5.80%, 06/15/54	600	584
Duke Energy Florida, LLC
5.95%, 11/15/52	560	570
Duke Energy Progress, LLC
5.10%, 03/15/34	370	366
4.10%, 03/15/43	450	365
Entergy Utility Assets, LLC
5.15%, 09/15/34	267	262
2.90%, 03/15/51	600	369
Essential Utilities, Inc.
2.70%, 04/15/30	530	472
Exelon Corporation
5.60%, 03/15/53	340	326
Florida Power & Light Company
5.30%, 06/15/34	660	662
3.95%, 03/01/48	780	611
Nevada Power Company
6.00%, 03/15/54	200	204
Northern States Power Company
5.10%, 05/15/53	500	462
NSTAR Electric Company
1.95%, 08/15/31	790	654
5.40%, 06/01/34	215	216
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	430	282
Pacific Gas And Electric Company
4.50%, 07/01/40	620	535
6.75%, 01/15/53	650	709
6.70%, 04/01/53	310	335
5.90%, 10/01/54	440	434
PECO Energy Company
2.85%, 09/15/51	410	254
Piedmont Natural Gas Company, Inc.
5.05%, 05/15/52	280	246
Public Service Electric And Gas Company
5.45%, 03/01/54	800	774
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	690	710
5.88%, 10/15/28	850	877
RWE Finance US, LLC
6.25%, 04/16/54 (a)	498	490
San Diego Gas & Electric Company
5.35%, 04/01/53	360	338
Sempra
6.63%, 04/01/55	1,293	1,292
Southern California Edison Company
4.88%, 02/01/27	860	863
5.20%, 06/01/34	500	495
4.65%, 10/01/43	470	407
5.88%, 12/01/53	560	555
Southern California Gas Company
6.35%, 11/15/52	310	333
Virginia Electric and Power Company
2.45%, 12/15/50	450	254
5.55%, 08/15/54	96	93
		18,915
Communication Services 5.9%
Alphabet Inc.
1.90%, 08/15/40	449	293
America Movil, S.A.B. De C.V.
3.63%, 04/22/29	750	706
AT&T Inc.
2.30%, 06/01/27	640	604
5.25%, 03/01/37	1,180	1,155
4.85%, 03/01/39	1,110	1,026
4.30%, 12/15/42	390	325
3.65%, 06/01/51	1,540	1,086
Charter Communications Operating, LLC
3.50%, 06/01/41 - 03/01/42	960	658
5.25%, 04/01/53	320	258
Comcast Corporation
5.10%, 06/01/29	490	495
4.25%, 10/15/30	1,390	1,334
5.30%, 06/01/34 (d)	630	628
3.75%, 04/01/40	760	608
2.89%, 11/01/51	760	457
Cox Communications, Inc.
5.95%, 09/01/54 (a)	1,008	931
Meta Platforms, Inc.
4.55%, 08/15/31	649	642
5.60%, 05/15/53	610	610
5.55%, 08/15/64	492	480
T-Mobile USA, Inc.
4.95%, 03/15/28	800	800
2.25%, 11/15/31	850	706
5.75%, 01/15/34	850	872
5.65%, 01/15/53	240	231
Verizon Communications Inc.
4.40%, 11/01/34	1,680	1,558
2.65%, 11/20/40	390	266
Walt Disney Company, The
6.65%, 11/15/37	660	737
		17,466
Consumer Staples 5.9%
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	2,310	2,313
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	630	606
B.A.T Capital Corporation
7.08%, 08/02/53	600	657
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (a)	590	569
Cargill, Incorporated
2.13%, 11/10/31 (a)	580	480
Coca-Cola Company, The
5.30%, 05/13/54	1,090	1,053
Constellation Brands, Inc.
2.25%, 08/01/31	510	425
4.90%, 05/01/33	250	241
CSL Finance PLC
4.25%, 04/27/32 (a)	330	311
5.11%, 04/03/34 (a)	920	905
JBS USA Food Company
2.50%, 01/15/27	510	485
JBS USA Lux S.A.
6.75%, 03/15/34	550	584
7.25%, 11/15/53	480	528
Kenvue Inc.
5.00%, 03/22/30	800	806
Keurig Dr Pepper Inc.
3.95%, 04/15/29	800	769
Nestle Capital Corporation
4.88%, 03/12/34 (a)	300	294
Nestle Holdings, Inc.
5.25%, 03/13/26 (a)	870	878
New York, The, Trustees of Columbia University In The City of
4.36%, 10/01/35	447	423
Northwestern University
2.64%, 12/01/50	390	246
Philip Morris International Inc.
4.75%, 11/01/31	2,440	2,384
Southern California, University of
3.84%, 10/01/47	450	359

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Tyson Foods, Inc.
5.70%, 03/15/34	550	558
Unilever Capital Corporation
5.00%, 12/08/33	610	610
University of Chicago, The
2.76%, 04/01/45	350	264
Walmart Inc.
4.50%, 04/15/53	790	689
		17,437
Information Technology 5.8%
Accenture Capital Inc.
4.05%, 10/04/29	732	712
4.25%, 10/04/31	908	873
Apple Inc.
3.45%, 02/09/45	450	345
4.38%, 05/13/45	170	150
4.65%, 02/23/46	560	511
3.95%, 08/08/52	1,230	975
AppLovin Corporation
5.38%, 12/01/31	591	591
Broadcom Inc.
5.05%, 07/12/29	1,308	1,313
4.35%, 02/15/30	1,207	1,173
3.47%, 04/15/34 (a)	990	860
4.93%, 05/15/37 (a)	180	171
Cisco Systems, Inc.
4.85%, 02/26/29	580	585
4.95%, 02/26/31	330	331
5.30%, 02/26/54	330	320
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	228	231
Intel Corporation
4.80%, 10/01/41	310	259
5.63%, 02/10/43	850	778
Intuit Inc.
5.13%, 09/15/28	970	980
Microsoft Corporation
2.53%, 06/01/50	1,700	1,047
NXP B.V.
3.15%, 05/01/27	730	702
Oracle Corporation
4.50%, 05/06/28	990	980
3.65%, 03/25/41	410	319
4.00%, 11/15/47	520	397
Qualcomm Incorporated
4.80%, 05/20/45	575	520
TD SYNNEX Corporation
6.10%, 04/12/34	190	195
Texas Instruments Incorporated
4.60%, 02/08/27	360	361
3.65%, 08/16/32	550	505
5.15%, 02/08/54	500	468
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	570	542
		17,194
Energy 4.8%
BP Capital Markets America Inc.
4.81%, 02/13/33	700	678
2.94%, 06/04/51	410	253
ConocoPhillips Company
5.30%, 05/15/53	490	453
5.70%, 09/15/63	120	115
Energy Transfer LP
6.40%, 12/01/30	600	634
5.80%, 06/15/38	380	374
5.00%, 05/15/50	830	703
Enterprise Products Operating LLC
5.70%, 02/15/42	800	796
5.55%, 02/16/55	370	356
Exxon Mobil Corporation
4.23%, 03/19/40	1,040	911
MPLX LP
5.50%, 06/01/34	730	719
Ovintiv Canada ULC
5.65%, 05/15/28	790	801
6.25%, 07/15/33	510	523
Pioneer Natural Resources Company
1.90%, 08/15/30	1,180	1,006
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	790	791
4.50%, 05/15/30	1,030	998
Shell International Finance B.V.
3.00%, 11/26/51	730	462
Targa Resources Corp.
6.15%, 03/01/29	1,220	1,262
Targa Resources Partners LP
4.00%, 01/15/32	610	555
TotalEnergies SE
5.64%, 04/05/64	850	812
Williams Companies, Inc., The
5.65%, 03/15/33	600	605
5.30%, 08/15/52	460	420
		14,227
Materials 1.9%
Anglo American Capital PLC
4.50%, 03/15/28 (a)	340	333
5.75%, 04/05/34 (a)	330	332
6.00%, 04/05/54 (a)	260	257
Antofagasta PLC
6.25%, 05/02/34 (a)	247	251
Celanese US Holdings LLC
6.33%, 07/15/29 (e) (f)	370	377
6.80%, 11/15/30 (c) (e) (f)	830	860
Corporacion Nacional del Cobre de Chile
6.44%, 01/26/36 (a)	800	817
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (a)	410	348
Newmont Corporation
5.35%, 03/15/34	1,220	1,215
Sonoco Products Company
4.45%, 09/01/26	193	192
4.60%, 09/01/29	213	207
Vulcan Materials Company
5.70%, 12/01/54	311	302
		5,491
Consumer Discretionary 1.8%
Amazon.com, Inc.
3.88%, 08/22/37	1,100	969
2.50%, 06/03/50	370	221
Home Depot, Inc., The
4.95%, 09/30/26	400	404
3.30%, 04/15/40	480	374
Hyundai Capital America
4.88%, 11/01/27 (a)	1,040	1,038
Lowe`s Companies, Inc.
3.00%, 10/15/50	740	461
Marriott International, Inc.
4.65%, 12/01/28	580	575
McDonald's Corporation
5.45%, 08/14/53	530	508
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	230	226
Warnermedia Holdings, Inc.
5.14%, 03/15/52	860	640
		5,416
Real Estate 1.6%
American Tower Corporation
1.45%, 09/15/26	1,140	1,078
2.90%, 01/15/30	1,060	955
5.40%, 01/31/35	651	644
CoStar Group, Inc.
2.80%, 07/15/30 (a)	510	445
Crown Castle Inc.
2.10%, 04/01/31	620	514
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (e)	280	238

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
ProLogis, L.P.
5.25%, 06/15/53 - 03/15/54	520	484
VICI Properties Inc.
4.13%, 08/15/30 (a)	350	325
		4,683
Total Corporate Bonds And Notes (cost $260,578)		260,650
GOVERNMENT AND AGENCY OBLIGATIONS 7.4%
Sovereign 3.0%
CPPIB Capital Inc.
3.75%, 10/08/27 (a)	1,280	1,255
Gobierno Federal de los Estados Unidos Mexicanos
3.25%, 04/16/30	1,080	941
6.75%, 09/27/34	980	994
6.00%, 05/07/36	1,400	1,316
6.34%, 05/04/53	550	490
Israel, State of
5.50%, 03/12/34 (d)	1,040	1,012
ROP Sukuk Trust
5.05%, 06/06/29 (a)	960	956
Segretariato Generale Della Presidenza Della Repubblica
3.88%, 05/06/51	310	208
The Philippines, Government of
5.00%, 07/17/33	720	702
5.95%, 10/13/47 (d)	330	339
Urzad Rady Ministrow
5.50%, 03/18/54	850	779
		8,992
U.S. Treasury Note 2.4%
Treasury, United States Department of
2.88%, 05/31/25	1,000	994
3.75%, 08/31/26	6,040	5,994
		6,988
U.S. Treasury Bond 1.6%
Treasury, United States Department of
4.13%, 08/15/44	1,900	1,721
2.88%, 11/15/46	4,380	3,182
		4,903
Municipal 0.4%
Jobsohio Beverage System
4.43%, 01/01/33	160	157
Metropolitan Transportation Authority
6.81%, 11/15/40	250	268
New Jersey Turnpike Authority
7.10%, 01/01/41	250	279
Texas, State of
5.52%, 04/01/39	250	250
The University of Texas System
4.79%, 08/15/46	230	216
		1,170
Total Government And Agency Obligations (cost $22,550)		22,053
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.9%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	252	237
Series 2016-A-2, 3.65%, 06/15/28	208	193
British Airways PLC
Series 2018-AA-1, 3.80%, 09/20/31	274	261
Series 2019-1, 3.30%, 12/15/32	312	287
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	385	389
Dell Equipment Finance Trust 2024-2
Series 2024-A3-2, 4.59%, 08/22/30	713	712
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	1,075	1,082
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A3-3, 4.21%, 12/20/26	918	914
Honda Auto Receivables 2024-3 Owner Trust
Series 2024-A3-3, 4.57%, 10/21/27	1,200	1,201
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	851	855
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	1,417	1,439
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	637	635
United Airlines Pass Through Certificates, Series 2019-1
Series 2019-AA-1, 4.15%, 08/25/31	293	280
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,442)		8,485
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.46% (g) (h)	2,289	2,289
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.36% (g) (h)	925	925
Total Short Term Investments (cost $3,214)		3,214
Total Investments 99.6% (cost $294,784)		294,402
Other Derivative Instruments (0.0)%		(9)
Other Assets and Liabilities, Net 0.4%		1,198
Total Net Assets 100.0%		295,591

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $32,178 and 10.9% of the Fund.

(b) Convertible security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) All or a portion of the security was on loan as of December 31, 2024.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	—	312,649	311,724	142	—	—	925	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.46% - Class SL	—	21,511	19,222	37	—	—	2,289	0.8
	—	334,160	330,946	179	—	—	3,214	1.1

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.5%
Multi-National	4.2
United Kingdom	3.9
Germany	3.2
Canada	2.1
Switzerland	1.9
Mexico	1.7
Spain	0.9
Australia	0.8
Belgium	0.8
Ireland	0.7
Philippines	0.7
France	0.6
Chile	0.4
Israel	0.3
Sweden	0.3
Poland	0.3
Netherlands	0.2
Japan	0.2
India	0.2
Italy	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PPM America Investment Grade Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	1	March 2025	109	—	—
United States 10 Year Ultra Bond	15	March 2025	1,700	(4)	(30)
United States 2 Year Note	51	April 2025	10,494	(1)	(8)
United States 5 Year Note	32	April 2025	3,436	(3)	(35)
United States Ultra Bond	7	March 2025	864	(3)	(32)
				(11)	(105)
Short Contracts
United States Long Bond	(8)	March 2025	(938)	2	27

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Investment Grade Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	260,650	—	260,650
Government And Agency Obligations	—	22,053	—	22,053
Non-U.S. Government Agency Asset-Backed Securities	—	8,485	—	8,485
Short Term Investments	3,214	—	—	3,214
	3,214	291,188	—	294,402
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	27	—	—	27
	27	—	—	27
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(105)	—	—	(105)
	(105)	—	—	(105)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 44.3%
Financials 21.6%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	4,631	4,434
Ally Financial Inc.
6.65%, 01/17/40	3,451	3,339
American Express Company
5.56%, 07/26/28 (a)	2,694	2,705
AON North America, Inc.
5.45%, 03/01/34	3,845	3,841
5.75%, 03/01/54	1,649	1,609
Apollo Global Management, Inc.
5.80%, 05/21/54	1,470	1,474
Ares Management Corporation
5.60%, 10/11/54	2,290	2,183
Arthur J. Gallagher & Co.
4.85%, 12/15/29	1,214	1,213
5.15%, 02/15/35	2,146	2,091
Avolon Holdings Funding Limited
2.88%, 02/15/25 (b)	388	387
Banco Santander, S.A.
9.63%, (100, 05/21/33) (c) (d)	4,021	4,634
5.80%, (SOFR + 1.12%), 07/15/28 (a) (d)	8,000	8,026
Bank of America Corporation
4.27%, 07/23/29	7,915	7,714
3.19%, 07/23/30	1,658	1,528
5.47%, 01/23/35	5,061	5,074
5.52%, 10/25/35	5,265	5,145
Bank of New York Mellon Corporation, The
4.93%, 03/13/26 (a)	4,190	4,191
6.47%, 10/25/34	5,563	6,009
5.23%, 11/20/35 (e)	3,000	2,985
Bank of Nova Scotia, The
5.69%, 08/01/29 (a)	4,642	4,664
Banque Federative du Credit Mutuel
5.90%, 07/13/26 (b)	4,935	5,011
Barclays PLC
9.63%, (100, 12/15/29) (c) (d)	5,197	5,717
5.98%, (SOFR + 1.49%), 03/12/28 (a) (d)	3,760	3,799
Beacon Funding Trust
6.27%, 08/15/54 (b)	5,020	4,938
BlackRock, Inc.
5.25%, 03/14/54	2,240	2,117
5.35%, 01/08/55	2,225	2,123
Blackstone Private Credit Fund
3.25%, 03/15/27	1,648	1,577
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (b)	629	642
Capital One Financial Corporation
6.38%, 06/08/34	342	355
Citigroup Inc.
7.13%, (100, 08/15/29) (c)	7,310	7,441
4.84%, 08/06/29	2,340	2,327
Credit Suisse AG
7.95%, 01/09/25	1,061	1,062
5.00%, 07/09/27	1,360	1,367
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (b)	2,960	2,961
5.36%, (SOFR + 0.96%), 09/25/27 (a) (b)	4,445	4,460
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	2,629	2,710
F&G Global Funding
2.00%, 09/20/28 (b)	3,205	2,819
F.N.B. Corporation
5.72%, 12/11/30	2,056	2,029
Ford Motor Credit Company LLC
5.13%, 06/16/25 - 11/05/26	5,935	5,931
4.13%, 08/17/27	632	611
3.82%, 11/02/27	4,056	3,886
7.35%, 11/04/27	3,456	3,618
6.13%, 03/08/34	2,460	2,407
Franklin BSP Capital Corporation
7.20%, 06/15/29 (b)	1,453	1,467
Freedom Mortgage Corporation
9.25%, 02/01/29 (b)	793	818
9.13%, 05/15/31 (b)	2,468	2,548
General Motors Financial Company, Inc.
5.92%, 05/08/27 (a)	4,700	4,745
Global Atlantic Financial Company
7.95%, 10/15/54 (b)	4,874	5,091
Goldman Sachs Group, Inc., The
5.56%, 11/19/45	7,744	7,481
Golub Capital Private Credit Fund
5.80%, 09/12/29 (b)	3,890	3,812
Intesa Sanpaolo SPA
7.80%, 11/28/53 (b)	1,988	2,219
7.78%, 06/20/54 (b)	3,996	4,261
John Deere Capital Corporation
5.12%, (SOFR + 0.60%), 06/11/27 (a)	3,860	3,874
JPMorgan Chase & Co.
2.01%, 03/13/26	2,805	2,789
6.07%, 10/22/27	4,840	4,953
5.57%, (SOFR + 0.92%), 04/22/28 (a)	2,713	2,729
2.07%, 06/01/29	3,861	3,507
4.20%, 07/23/29	4,324	4,211
2.74%, 10/15/30	2,970	2,673
4.60%, 10/22/30	10,070	9,868
5.34%, 01/23/35	5,209	5,180
4.95%, 10/22/35	2,610	2,515
5.53%, 11/29/45	3,790	3,695
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (c) (d)	2,152	2,168
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (b)	4,199	4,302
6.50%, 03/26/31 (b)	1,890	1,947
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	4,020	4,007
MassMutual Global Funding II
5.42%, (SOFR + 0.74%), 04/09/27 (a) (b)	7,690	7,714
Morgan Stanley
0.99%, 12/10/26	1,980	1,909
5.69%, (SOFR + 1.02%), 04/13/28 (a)	8,000	8,046
4.65%, 10/18/30	4,477	4,390
6.63%, 11/01/34	3,530	3,790
5.83%, 04/19/35	2,446	2,494
5.52%, 11/19/55	3,769	3,638
Morgan Stanley Bank, National Association
4.45%, 10/15/27	7,650	7,599
5.41%, (SOFR + 0.86%), 05/26/28 (a) (f)	3,835	3,846
National Rural Utilities Cooperative Finance Corporation
7.76%, (3 Month Term SOFR + 3.17%), 04/30/43 (a)	803	802
National Securities Clearing Corporation
5.10%, 11/21/27 (b)	3,115	3,148
NatWest Markets PLC
5.69%, (SOFR + 1.14%), 05/17/29 (a) (b)	7,680	7,711
New York Life Global Funding
4.85%, 01/09/28 (b)	4,024	4,036
5.00%, 01/09/34 (b) (e)	4,628	4,577
Northwestern Mutual Global Funding
4.90%, 06/12/28 (b)	3,795	3,793
RGA Global Funding
5.45%, 05/24/29 (b)	4,794	4,861
Standard Chartered PLC
5.72%, (SOFR + 1.17%), 05/14/28 (a) (b)	4,765	4,790
State Street Corporation
6.12%, 11/21/34	1,900	1,976
Synovus Bank
5.63%, 02/15/28	860	860
Synovus Financial Corp.
6.17%, 11/01/30	3,310	3,343
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	676	675

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Wells Fargo & Company
5.72%, (SOFR + 1.07%), 04/22/28 (a)	7,660	7,712
		325,724
Utilities 4.1%
Comision Federal De Electricidad, E.P.E.
6.45%, 01/24/35 (b)	3,436	3,242
Dominion Energy, Inc.
6.63%, 05/15/55	3,656	3,721
Duke Energy Corporation
5.80%, 06/15/54	3,463	3,371
Edison International
5.25%, 11/15/28	6,316	6,326
Pacific Gas And Electric Company
3.30%, 12/01/27	605	578
3.25%, 06/01/31	1,512	1,342
5.90%, 06/15/32	3,593	3,692
4.50%, 07/01/40	5,853	5,047
6.75%, 01/15/53	3,369	3,672
PG&E Corporation
7.38%, 03/15/55	3,694	3,788
PPL Electric Utilities Corporation
5.00%, 05/15/33	7,236	7,156
4.85%, 02/15/34	1,984	1,933
San Diego Gas & Electric Company
5.35%, 04/01/53	3,349	3,143
Southern California Edison Company
5.20%, 06/01/34	3,955	3,913
The AES Corporation
3.30%, 07/15/25 (b)	3,740	3,699
Vistra Operations Company LLC
3.70%, 01/30/27 (b)	2,515	2,447
6.88%, 04/15/32 (b)	2,646	2,708
6.95%, 10/15/33 (b)	2,162	2,324
		62,102
Energy 3.3%
Ascent Resources - Utica, LLC
6.63%, 10/15/32 (b)	1,682	1,673
Blue Racer Midstream, LLC
7.00%, 07/15/29 (b)	910	929
7.25%, 07/15/32 (b)	607	624
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	4,407	4,279
Eastern Energy Gas Holdings, LLC
5.65%, 10/15/54	868	818
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	565	563
6.75%, (100, 05/15/25) (c)	4,089	4,057
7.13%, (100, 05/15/30) (c)	2,573	2,593
8.00%, 05/15/54	2,934	3,086
Enlink Midstream, LLC
6.50%, 09/01/30 (b)	1,498	1,567
5.65%, 09/01/34	1,714	1,706
EQM Midstream Partners, LP
6.38%, 04/01/29 (b)	813	816
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (b)	1,886	1,926
6.88%, 05/15/34 (b)	1,520	1,419
NGL Energy Operating LLC
8.13%, 02/15/29 (b)	1,600	1,622
8.38%, 02/15/32 (b)	1,590	1,602
Petroleos Mexicanos
10.00%, 02/07/33 (e)	1,556	1,619
Targa Resources Partners LP
5.50%, 03/01/30	1,250	1,247
4.88%, 02/01/31	1,897	1,834
TotalEnergies SE
5.49%, 04/05/54	1,043	999
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (c)	6,625	6,928
9.50%, 02/01/29 (b)	5,346	5,908
Western Midstream Operating, LP
5.45%, 11/15/34	2,488	2,400
		50,215
Health Care 3.0%
Amgen Inc.
5.15%, 11/15/41	1,097	1,017
Cencora, Inc.
4.85%, 12/15/29	3,222	3,209
5.15%, 02/15/35	2,290	2,234
Centene Corporation
3.00%, 10/15/30	3,383	2,919
CVS Health Corporation
7.00%, 03/10/55	2,874	2,882
Eli Lilly and Company
4.60%, 08/14/34	3,513	3,375
Humana Inc.
5.38%, 04/15/31	5,173	5,127
Mars, Incorporated
3.74%, 10/11/27 (f) (g)	1,200	1,158
Quest Diagnostics Incorporated
5.00%, 12/15/34	2,448	2,376
Roche Holdings, Inc.
4.99%, 03/08/34 (b)	7,650	7,573
Takeda Pharmaceutical Co Ltd
5.30%, 07/05/34	2,410	2,388
UnitedHealth Group Incorporated
5.88%, 02/15/53	2,979	2,986
5.63%, 07/15/54	3,640	3,531
Universal Health Services, Inc.
2.65%, 01/15/32	2,640	2,165
5.05%, 10/15/34	1,659	1,548
		44,488
Industrials 2.8%
Aircastle Limited
5.25%, 08/11/25 (b)	3,595	3,597
Boeing Company, The
7.01%, 05/01/64 (h)	1,318	1,397
Burlington Northern Santa Fe, LLC
5.50%, 03/15/55	3,007	2,955
CIMIC Finance (USA) Pty Ltd
7.00%, 03/25/34 (b) (h)	1,710	1,776
Delta Air Lines, Inc.
7.00%, 05/01/25 (b)	3,625	3,640
Ferguson Enterprises Inc.
5.00%, 10/03/34	1,821	1,744
GXO Logistics Inc.
6.50%, 05/06/34	4,646	4,762
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	2,397	2,407
5.75%, 01/15/35	1,508	1,505
Onesky Flight, LLC
8.88%, 12/15/29 (b)	754	757
Regal Rexnord Corporation
6.05%, 02/15/26 (h)	2,477	2,499
6.40%, 04/15/33 (h)	2,603	2,688
RTX Corporation
6.10%, 03/15/34	1,767	1,861
Smurfit Westrock Financing Designated Activity Company
5.42%, 01/15/35 (b)	1,022	1,014
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (b)	2,976	3,121
Uber Technologies, Inc.
5.35%, 09/15/54	1,390	1,285
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (b)	2,340	2,301
XPO, Inc.
6.25%, 06/01/28 (b)	2,506	2,526
		41,835
Consumer Discretionary 2.5%
Amazon.com, Inc.
3.10%, 05/12/51	1,840	1,239
Carnival Corporation
4.00%, 08/01/28 (b)	1,652	1,567
Hyundai Capital America
5.80%, 06/26/25 (b)	3,770	3,785

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
5.43%, (SOFR + 1.04%), 06/24/27 (a) (b)	4,450	4,462
6.10%, 09/21/28 (b)	4,550	4,681
Las Vegas Sands Corp.
5.90%, 06/01/27	1,943	1,970
6.20%, 08/15/34	1,136	1,143
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,109	690
Macy's Retail Holdings
5.88%, 03/15/30 (b) (e)	1,101	1,052
6.13%, 03/15/32 (b)	562	528
MCE Finance Limited
5.38%, 12/04/29 (b)	2,055	1,879
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	580	584
Resorts World Las Vegas LLC
8.45%, 07/27/30 (b)	3,810	3,962
4.63%, 04/06/31 (b)	2,300	1,961
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (b)	1,480	1,455
SkyMiles IP Ltd.
4.50%, 10/20/25 (b)	104	103
Warnermedia Holdings, Inc.
5.05%, 03/15/42	1,854	1,489
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	4,402	4,383
		36,933
Materials 2.2%
Anglo American Capital PLC
5.75%, 04/05/34 (b)	4,061	4,084
6.00%, 04/05/54 (b)	2,271	2,244
Celanese US Holdings LLC
6.60%, 11/15/28 (a) (h) (i)	2,002	2,051
6.80%, 11/15/30 (a) (h) (i)	4,993	5,171
6.38%, 07/15/32 (h) (i)	2,546	2,593
First Quantum Minerals Ltd
6.88%, 10/15/27 (b)	1,880	1,868
8.63%, 06/01/31 (b)	1,640	1,683
Glencore Funding LLC
5.63%, 04/04/34 (b)	5,090	5,076
Mineral Resources Limited
9.25%, 10/01/28 (b)	1,988	2,087
Newmont Corporation
5.35%, 03/15/34	2,849	2,837
Sonoco Products Company
4.60%, 09/01/29	1,133	1,103
Yara International ASA
7.38%, 11/14/32 (b)	2,641	2,861
		33,658
Information Technology 2.2%
Accenture Capital Inc.
4.25%, 10/04/31	3,060	2,943
4.50%, 10/04/34	2,660	2,527
AppLovin Corporation
5.50%, 12/01/34	14,136	14,030
Broadcom Inc.
4.35%, 02/15/30	1,664	1,618
4.55%, 02/15/32	3,064	2,963
4.80%, 10/15/34	1,978	1,909
Cisco Systems, Inc.
4.95%, 02/26/31	1,600	1,606
5.05%, 02/26/34	3,961	3,950
Foundry JV Holdco LLC
5.88%, 01/25/34 (b)	1,520	1,488
		33,034
Consumer Staples 1.4%
Ashtead Capital, Inc.
5.80%, 04/15/34 (b)	4,176	4,177
JBS USA Lux S.A.
7.25%, 11/15/53	10,715	11,793
Marb Bondco PLC
3.95%, 01/29/31 (b)	3,470	2,898
New York, The, Trustees of Columbia University In The City of
4.36%, 10/01/35	2,267	2,143
		21,011
Communication Services 0.9%
Charter Communications Operating, LLC
6.10%, 06/01/29	1,790	1,828
Comcast Corporation
3.75%, 04/01/40	1,021	817
Cox Communications, Inc.
5.95%, 09/01/54 (b)	4,378	4,044
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	1,124	1,094
Meta Platforms, Inc.
5.40%, 08/15/54	3,512	3,402
5.55%, 08/15/64	1,908	1,863
		13,048
Real Estate 0.3%
GLP Financing, LLC
5.75%, 06/01/28	343	346
VICI Properties Inc.
3.75%, 02/15/27 (b)	1,679	1,630
4.13%, 08/15/30 (b)	2,958	2,747
		4,723
Total Corporate Bonds And Notes (cost $668,470)		666,771
GOVERNMENT AND AGENCY OBLIGATIONS 39.3%
Mortgage-Backed Securities 26.4%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 12/01/51	14,870	12,262
3.00%, 05/01/34 - 06/01/52	13,999	12,072
2.00%, 04/01/36 - 06/01/52	25,923	21,254
3.50%, 08/01/37 - 03/01/52	13,142	11,933
4.00%, 10/01/37 - 04/01/53	26,561	24,434
5.00%, 02/01/38 - 11/01/54	20,454	19,762
4.50%, 07/01/38 - 09/01/52	16,892	16,070
5.50%, 10/01/53 - 09/01/54	28,485	28,103
6.00%, 11/01/53 - 03/01/54	11,574	11,635
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 09/01/52	28,938	24,292
3.00%, 04/01/31 - 05/01/53	26,611	23,184
5.00%, 06/01/35 - 04/01/53	11,072	10,723
2.00%, 10/01/35 - 05/01/52	59,105	46,405
4.00%, 10/01/37 - 07/01/52	12,140	11,287
4.50%, 05/01/38 - 08/01/53	18,536	17,556
TBA, 3.50%, 01/15/40 (j)	16,150	15,269
TBA, 5.00%, 01/15/40 (j)	620	617
3.50%, 11/01/42 - 11/01/54	15,122	13,514
5.50%, 02/01/53	2,922	2,895
6.00%, 10/01/53	2,877	2,893
Government National Mortgage Association
5.00%, 08/20/41 - 04/20/53	5,532	5,378
3.50%, 06/20/43 - 05/20/52	9,126	8,246
4.00%, 05/20/44 - 04/20/53	8,077	7,487
3.00%, 07/20/45 - 06/20/52	14,377	12,509
4.50%, 12/20/48 - 06/20/53	14,804	14,017
2.50%, 08/20/50 - 04/20/52	18,159	15,177
2.00%, 10/20/51 - 01/20/52	6,584	5,263
TBA, 5.00%, 01/15/55 (j)	2,510	2,434
		396,671
U.S. Treasury Note 7.8%
Treasury, United States Department of
4.63%, 04/30/29	6,900	6,969
4.88%, 10/31/30	3,750	3,834
4.13%, 07/31/31	20,910	20,502
1.38%, 11/15/31	14,001	11,446
2.88%, 05/15/32	45,388	40,793
3.50%, 02/15/33	6,755	6,286
3.88%, 08/15/33	16,073	15,305
4.50%, 11/15/33	3,750	3,735
4.38%, 05/15/34	9,565	9,425
		118,295

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 4.6%
Treasury, United States Department of
3.75%, 08/15/41	10,898	9,587
3.13%, 11/15/41	11,200	9,009
4.13%, 08/15/44	19,330	17,506
2.50%, 02/15/45 - 02/15/46	30,418	20,893
3.00%, 02/15/48	16,488	12,098
		69,093
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (e) (k)	7,104	5,862
Municipal 0.1%
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.84%, 11/01/46	1,855	1,304
Total Government And Agency Obligations (cost $655,584)		591,225
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.7%
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	1,201	1,185
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,642	3,432
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	6,687	6,712
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	2,091	2,102
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,186
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 6.85%, (1 Month Term SOFR + 2.45%), 08/15/39 (a)	2,321	2,327
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	378	376
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	4,553	4,539
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (a)	4,745	3,804
Citibank Credit Card Issuance Trust
Series 2023-A1-A1, 5.23%, 12/08/25	900	906
COMM 2015-CCRE27 Mortgage Trust
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,806
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (a)	361	318
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	4,495	4,521
Dell Equipment Finance Trust 2023-3
Series 2023-A2-3, 6.10%, 06/23/25	846	849
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	5,448	5,508
Dell Equipment Finance Trust 2024-2
Series 2024-A3-2, 4.59%, 08/22/30	2,337	2,335
Series 2024-A2-2, 4.69%, 08/22/30	3,766	3,773
Discover Card Execution Note Trust
Series 2022-A-A4, 5.03%, 10/15/25	11,610	11,673
Series 2022-A-A2, REMIC, 3.32%, 05/15/25	4,400	4,380
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	209	208
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	4,702	4,733
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	3,207	3,216
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A3-2, 5.05%, 07/20/26	602	604
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	4,366	4,391
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A3-3, 4.21%, 12/20/26	6,024	5,998
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,808
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,404
GM Financial Consumer Automobile Receivables Trust 2023-2
Series 2023-A3-2, 4.47%, 02/16/28	3,000	3,000
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	5,550	4,651
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (a)	3,622	3,581
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	796	777
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	855	825
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	1,146	1,146
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	2,075	2,084
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	2,295	2,089
Hyundai Auto Lease Securitization Trust 2024-C
Series 2024-A3-C, 4.62%, 02/16/27	12,997	13,011
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,760
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.96%, 01/25/29 (a)	334	311
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (a)	5,015	4,195
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.70%, 10/25/26 (a)	156	151
KKR CLO 54 LTD
Series 2024-A-54A, 5.64%, (3 Month Term SOFR + 1.32%), 01/15/38 (a)	6,500	6,512
LEX 2024-BBG Mortgage Trust
Series 2024-A-BBG, REMIC, 4.87%, 10/13/33	2,500	2,452
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,520
MVW 2019-1 LLC
Series 2019-A-1A, 2.89%, 03/20/27	501	496
MVW 2024-2 LLC
Series 2024-A-2A, 4.43%, 03/20/42	6,791	6,645
NRTH 2024-PARK Mortgage Trust
Series 2024-A-PARK, REMIC, 6.04%, 03/15/29 (a)	5,013	5,016
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.00%, (1 Month Term SOFR + 0.60%), 10/15/36 (a)	3,259	3,247
SBNA Auto Lease Trust 2024-C
Series 2024-A3-C, 4.56%, 02/22/28	6,135	6,137
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (a)	2,432	1,967
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	1,058	1,061
Series 2023-A3-1A, 5.47%, 12/20/26	4,326	4,367
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	2,586	2,596
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	2,788	2,801
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (a)	1,004	846
World Omni Auto Receivables Trust 2023-C
Series 2023-A2A-C, 5.57%, 12/15/26	2,517	2,522
Total Non-U.S. Government Agency Asset-Backed Securities (cost $180,081)		175,860
SENIOR FLOATING RATE INSTRUMENTS 3.6%
Communication Services 1.1%
Charter Communications Operating, LLC
2023 Term Loan B4, 6.59%, (SOFR + 2.00%), 12/02/30 (a)	3,124	3,113
Cimpress Public Limited Company
2024 USD Term Loan B, 7.40%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	2,526	2,535

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Flutter Financing B.V.
2024 Term Loan B, 6.12%, (SOFR + 1.75%), 11/30/30 (a)	6,913	6,892
Six Flags Entertainment Corporation
2024 Term Loan B, 6.55%, (SOFR + 2.00%), 04/18/31 (a)	2,612	2,616
UFC Holdings, LLC
2024 Term Loan B, 6.77%, (SOFR + 2.25%), 11/13/31 (a)	1,642	1,649
		16,805
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.32%, (SOFR + 1.75%), 09/23/30 (a)	223	221
Adient US LLC
2024 Term Loan B2, 6.82%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	1,711	1,716
First Brands Group, LLC
2021 Term Loan, 9.85%, (3 Month Term SOFR + 5.00%), 03/22/27 (a)	517	484
2022 Incremental Term Loan, 9.85%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	5,037	4,707
PCI Gaming Authority
Term Loan, 6.57%, (SOFR + 2.00%), 05/15/26 (a)	2,729	2,721
		9,849
Materials 0.5%
Berry Global, Inc.
2023 Term Loan AA, 6.34%, (SOFR + 1.75%), 07/01/29 (a)	3,428	3,431
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.92%, (SOFR + 4.25%), 03/09/29 (a)	952	958
Staples, Inc.
2024 Term Loan B, 10.18%, (SOFR + 5.75%), 08/22/29 (a)	3,417	3,259
		7,648
Financials 0.4%
Delos Aircraft Designated Activity Co
Term Loan, 6.35%, (3 Month Term SOFR + 1.75%), 10/14/27 (a)	2,291	2,298
Jane Street Group, LLC
2024 1st Lien Term Loan B, 6.40%, (SOFR + 2.00%), 01/26/28 (a)	4,099	4,081
		6,379
Information Technology 0.3%
Sandisk Corp
Term Loan, 0.00%, (SOFR + 3.00%), 12/12/31 (a) (l)	3,053	2,995
SS&C Technologies Inc.
2024 Term Loan B8, 6.57%, (SOFR + 2.00%), 05/09/31 (a)	1,993	1,997
		4,992
Utilities 0.3%
Vistra Zero Operating Company, LLC
Term Loan B, 7.13%, (1 Month Term SOFR + 2.75%), 03/20/31 (a)	4,102	4,107
Industrials 0.2%
Air Canada
2024 Term Loan B, 6.34%, (3 Month Term SOFR + 2.00%), 03/14/31 (a)	2,464	2,472
Grant Thornton Advisors LLC
Term Loan B, 0.00%, (SOFR + 3.25%), 05/30/31 (a) (l)	545	545
Term Loan, 0.00%, (SOFR + 2.75%), 06/02/31 (a) (l)	66	66
		3,083
Health Care 0.1%
Concentra Health Services Inc
Term Loan B, 6.82%, (SOFR + 2.25%), 06/26/31 (a)	982	988
Total Senior Floating Rate Instruments (cost $54,078)		53,851
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.36% (m) (n)	23,573	23,573
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.46% (m) (n)	7,650	7,650
Total Short Term Investments (cost $31,223)		31,223
Total Investments 101.0% (cost $1,589,436)		1,518,930
Other Derivative Instruments (0.0)%		(184)
Other Assets and Liabilities, Net (1.0)%		(14,248)
Total Net Assets 100.0%		1,504,498

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $223,110 and 14.8% of the Fund.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) All or a portion of the security was on loan as of December 31, 2024.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2024, the total payable for investments purchased on a delayed delivery basis was $18,570.

(k) The security is a direct debt of the agency and not collateralized by mortgages.

(l) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	5,825	748,983	731,235	1,304	—	—	23,573	1.6
JNL Government Money Market Fund, 4.46% - Class SL	3,385	150,207	145,942	270	—	—	7,650	0.5
	9,210	899,190	877,177	1,574	—	—	31,223	2.1

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,158	0.1
Morgan Stanley Bank, National Association, 5.41%, 05/26/28	05/28/24	3,835	3,846	0.2
		5,035	5,004	0.3

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	145	March 2025	16,012	(23)	(243)
United States 2 Year Note	654	April 2025	134,513	(10)	(44)
United States 5 Year Note	1,547	April 2025	165,412	(136)	(959)
United States Ultra Bond	314	March 2025	38,786	(137)	(1,449)
				(306)	(2,695)
Short Contracts
United States 10 Year Ultra Bond	(395)	March 2025	(44,822)	103	853
United States Long Bond	(77)	March 2025	(9,036)	19	270
				122	1,123

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	665,613	1,158	666,771
Government And Agency Obligations	—	591,225	—	591,225
Non-U.S. Government Agency Asset-Backed Securities	—	175,860	—	175,860
Senior Floating Rate Instruments	—	53,851	—	53,851
Short Term Investments	31,223	—	—	31,223
	31,223	1,486,549	1,158	1,518,930
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,123	—	—	1,123
	1,123	—	—	1,123
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,695)	—	—	(2,695)
	(2,695)	—	—	(2,695)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.4%
Industrials 19.6%
A. O. Smith Corporation	10	699
AAR Corp. (a)	4	261
ABM Industries Incorporated	12	603
Acuity Brands, Inc.	4	1,033
Advanced Drainage Systems, Inc.	3	290
Air Lease Corporation - Class A	15	745
Alaska Air Group, Inc. (a)	20	1,287
Alight, Inc. - Class A	51	350
Allegiant Travel Company	4	346
Allison Systems, Inc.	11	1,208
American Airlines Group Inc. (a)	29	502
American Woodmark Corporation (a)	3	212
API Group Corporation (a)	11	395
Apogee Enterprises, Inc.	3	225
Applied Industrial Technologies, Inc.	2	478
Arcbest Corporation	4	338
Arcosa, Inc.	5	478
Armstrong World Industries, Inc.	3	401
Atkore Inc.	3	249
Barnes Group Inc.	8	364
Beacon Roofing Supply, Inc. (a)	6	633
Boise Cascade Company	7	781
Booz Allen Hamilton Holding Corporation - Class A	6	730
Brady Corporation - Class A	5	335
Broadridge Financial Solutions, Inc.	4	1,010
BWXT Government Group, Inc.	4	445
Caci International Inc. - Class A (a)	2	728
Chart Industries, Inc. (a)	2	433
Clarivate PLC (a) (b)	44	223
Clean Harbors, Inc. (a)	2	509
Comfort Systems USA, Inc.	1	447
Concentrix Corporation	10	425
Copart, Inc. (a)	15	839
Core & Main, Inc. - Class A (a)	8	413
CoreCivic, Inc. (a)	21	464
Crane Company	3	438
CSG Systems International, Inc.	5	249
Curtiss-Wright Corporation	2	780
DNOW Inc. (a)	21	270
Donaldson Company, Inc.	8	567
Dun & Bradstreet Holdings, Inc.	29	366
Dycom Industries, Inc. (a)	2	408
EMCOR Group, Inc.	3	1,414
EnerSys	5	433
Equifax Inc.	4	902
ESAB Corporation	3	320
Everus Construction Group, Inc. (a)	4	294
Flowserve Corporation	11	630
Fluor Corporation (a)	16	791
Fortune Brands Innovations, Inc.	15	1,017
Forward Air Corporation (a)	11	362
Franklin Electric Co., Inc.	3	255
FTI Consulting, Inc. (a)	3	477
Gates Industrial Corporation PLC (a)	22	443
GATX Corporation	3	522
Generac Holdings Inc. (a)	4	662
Genpact Limited	18	791
GEO Group, Inc., The (a)	28	795
GMS Inc. (a)	4	349
Graco Inc.	8	654
Granite Construction Incorporated	5	471
GXO Logistics Inc. (a)	13	554
HEICO Corporation	2	501
Herc Holdings Inc.	2	421
Hexcel Corporation	7	439
Hillenbrand, Inc.	9	269
HNI Corporation	6	293
Hub Group, Inc. - Class A	11	508
Hubbell Incorporated	2	911
IDEX Corporation	4	822
Ingersoll Rand Inc.	14	1,296
Insperity, Inc.	3	209
ITT Inc.	5	761
JELD-WEN Holding, Inc. (a)	15	126
JetBlue Airways Corporation (a) (b)	118	928
KBR, Inc.	9	548
Kennametal Inc.	16	376
Kirby Corporation (a)	4	432
Korn Ferry	7	450
Landstar System, Inc.	4	764
Lennox International Inc.	1	745
Leonardo DRS, Inc. (a)	5	172
Lincoln Electric Holdings, Inc.	3	609
Lyft, Inc. - Class A (a)	35	453
MasTec, Inc. (a)	7	898
Masterbrand, Inc. (a)	21	304
Matson Intermodal - Paragon, Inc.	5	710
Maximus, Inc.	7	542
Middleby Corporation, The (a)	4	598
Millerknoll, Inc.	15	328
Mine Safety Appliances Company, LLC	2	265
MOOG Inc. - Class A	2	476
MSC Industrial Direct Co., Inc. - Class A	7	485
Mueller Industries, Inc.	8	668
Nordson Corporation	2	498
Nvent Electric Public Limited Company	10	677
Openlane, Inc. (a)	16	316
Oshkosh Corporation	10	931
Parsons Corporation (a)	2	225
Paycom Software, Inc.	1	294
Pentair Public Limited Company	11	1,112
Plug Power Inc. (a) (b)	116	247
Primoris Services Corporation	6	467
RBC Bearings Incorporated (a)	1	316
Regal Rexnord Corporation	7	1,085
Resideo Technologies, Inc. (a)	18	418
Rollins, Inc.	7	340
Rush Enterprises, Inc. - Class A	9	510
RXO Inc (a)	16	371
Ryder System, Inc.	7	1,078
Saia, Inc. (a)	1	396
Schneider National, Inc. - Class B	9	266
Science Applications International Corporation	6	643
Sensata Technologies Holding PLC	24	653
Simpson Manufacturing Co., Inc.	2	377
SiteOne Landscape Supply, Inc. (a)	2	314
SkyWest, Inc. (a)	6	626
Spirit AeroSystems Holdings, Inc. - Class A (a)	14	466
SS&C Technologies Holdings, Inc.	17	1,300
Steelcase Inc. - Class A	17	202
Sunrun Inc. (a)	36	335
Terex Corporation	7	331
Tetra Tech, Inc.	11	443
The Greenbrier Companies, Inc.	6	393
The Timken Company	7	532
Toro Company, The	8	639
TransUnion	8	777
Trex Company, Inc. (a)	4	287
Trinet Group, Inc.	3	269
Trinity Industries, Inc.	11	388
UFP Industries, Inc.	7	820
U-Haul Holding Company - Series N	8	487
Unifirst Corporation	2	331
Valmont Industries, Inc.	2	531
Veralto Corporation	3	339
Verisk Analytics, Inc.	5	1,366
Vestis Corporation	36	546
Wabash National Corporation	11	191
Watsco, Inc.	2	874
Watts Water Technologies, Inc. - Class A	2	328
Werner Enterprises, Inc.	15	543
WESCO International, Inc.	7	1,236
Willscot Holdings Corporation - Class A (a)	6	215
Woodward, Inc.	4	622
XPO, Inc. (a)	3	452

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Xylem Inc.	8	954
		79,757
Financials 17.3%
Affiliated Managers Group, Inc.	6	1,084
AGNC Investment Corp. (b)	72	665
Ameris Bancorp	6	393
Apollo Commercial Real Estate Finance, Inc.	25	212
Apollo Global Management, Inc.	4	734
Arbor Realty Trust, Inc. (b)	26	356
Ares Management Corporation - Class A	2	368
Artisan Partners Asset Management Inc. - Class A	7	314
Associated Banc-Corp	24	582
Assurant, Inc.	4	907
Atlantic Union Bank	8	319
Bank of Hawaii Corporation	4	291
Bank OZK	14	631
BankUnited, Inc.	20	748
Banner Corporation	4	287
BGC Group, Inc. - Class A	35	315
Blackstone Mortgage Trust, Inc. - Class A	34	588
BOK Financial Corporation	2	251
Bread Financial Payments, Inc.	18	1,087
Brighthouse Financial, Inc. (a)	6	292
Brown & Brown, Inc.	7	746
Cadence Bank	20	678
Cathay General Bancorp	8	375
Chimera Investment Corporation	15	215
Claros Mortgage Trust, Inc.	7	30
CNO Financial Group, Inc.	19	691
Cohen & Steers, Inc.	1	137
Coinbase Global, Inc. - Class A (a)	4	894
Columbia Banking System, Inc.	15	411
Commerce Bancshares, Inc.	8	468
Community Financial System, Inc.	5	294
Credit Acceptance Corporation (a)	1	351
Cullen/Frost Bankers, Inc.	4	595
CVB Financial Corp.	16	352
DigitalBridge Group, Inc. - Class A	33	368
East West Bancorp, Inc.	11	1,042
Eastern Bankshares, Inc.	15	265
Enact Holdings, Inc.	3	100
Encore Capital Group, Inc. (a)	4	175
Equitable Holdings, Inc.	29	1,378
Erie Indemnity Company - Class A	1	307
Essent Group Ltd.	10	526
Euronet Worldwide, Inc. (a)	4	441
Evercore Inc. - Class A	4	1,058
F&G Annuities & Life, Inc.	1	37
F.N.B. Corporation	49	718
FactSet Research Systems Inc.	1	453
Federated Hermes, Inc. - Class B	12	482
First Citizens BancShares, Inc. - Class A	1	1,067
First Financial Bancorp.	9	254
First Hawaiian, Inc.	18	469
First Horizon Corporation	63	1,262
First Interstate BancSystem, Inc. - Class A	14	453
FirstCash, Inc.	4	452
Flagstar Financial, Inc. (b)	98	912
Fulton Financial Corporation	19	359
Genworth Financial, Inc. - Class A (a)	71	498
Glacier Bancorp, Inc.	9	474
Globe Life Inc.	10	1,063
Hancock Whitney Corporation	10	540
Hanover Insurance Group Inc, The	5	708
Hilltop Holdings Inc.	9	250
Home BancShares, Inc.	18	505
Hope Bancorp, Inc.	19	239
Houlihan Lokey, Inc. - Class A	3	438
Independent Bank Corp.	5	344
Independent Bank Group, Inc.	4	268
Interactive Brokers Group, Inc. - Class A	1	219
International Bancshares Corporation	5	300
Jack Henry & Associates, Inc.	4	737
Jackson Financial Inc. - Class A (c)	14	1,213
Janus Henderson Group PLC	22	929
Ladder Capital Corp - Class A	18	199
LPL Financial Holdings Inc.	4	1,235
MarketAxess Holdings Inc.	1	302
Mercury General Corporation	4	244
MFA Financial, Inc.	20	207
MGIC Investment Corporation	37	870
Moelis & Company - Class A	7	479
Morningstar, Inc.	1	249
Mr. Cooper Group Inc. (a)	6	556
MSCI Inc. - Class A	1	888
Navient Corporation	20	261
Nelnet, Inc. - Class A	1	151
Old National Bancorp	32	700
Pacific Premier Bancorp, Inc.	14	347
PennyMac Financial Services, Inc.	4	358
PennyMac Mortgage Investment Trust	18	222
Pinnacle Financial Partners, Inc.	6	710
Primerica, Inc.	3	710
PROG Holdings, Inc.	10	421
Prosperity Bancshares, Inc.	11	853
Radian Group Inc.	19	603
Reinsurance Group of America, Incorporated	5	1,072
Renasant Corporation	7	243
RITHM Capital Corp.	92	996
RLI Corp.	2	366
Robinhood Markets, Inc. - Class A (a)	29	1,065
Rocket Companies, Inc. - Class A (a) (b)	6	69
SEI Investments Company	13	1,077
Selective Insurance Group, Inc.	4	410
Simmons First National Corporation - Class A	14	303
SLM Corporation	44	1,224
SoFi Technologies, Inc. (a)	40	615
Southstate Corporation	7	691
Starwood Property Trust, Inc.	52	986
Stewart Information Services Corporation	5	326
Stifel Financial Corp.	7	714
Synovus Financial Corp.	15	787
Texas Capital Bancshares, Inc. (a)	4	341
TFS Financial Corporation	4	50
The Carlyle Group, Inc.	19	948
The Western Union Company	93	990
TPG Inc. - Class A	3	164
Tradeweb Markets Inc. - Class A	2	319
Trustmark Corporation	7	257
Two Harbors Investment Corp.	17	201
UMB Financial Corporation	3	390
United Bankshares, Inc.	15	549
United Community Banks, Inc.	11	342
UWM Holdings Corporation - Class A	2	10
Valley National Bancorp	76	685
Virtu Financial, Inc. - Class A	14	507
Voya Financial, Inc.	9	648
WAFD, Inc.	10	337
Walker & Dunlop, Inc.	3	338
Webster Financial Corporation	19	1,041
WesBanco, Inc.	6	195
Western Alliance Bancorporation	8	688
Wex, Inc. (a)	2	314
White Mountains Insurance Group Ltd	—	473
Wintrust Financial Corporation	5	606
Zurich American Corporation	9	578
		70,444
Consumer Discretionary 14.6%
Abercrombie & Fitch Co. - Class A (a)	3	458
Academy Sports & Outdoors, Inc.	12	662
Acushnet Holdings Corp.	3	198
Adient Public Limited Company (a)	29	492
ADT, Inc.	57	391
Adtalem Global Education Inc. (a)	6	500
American Eagle Outfitters, Inc.	26	435
Aramark	22	809
Asbury Automotive Group, Inc. (a)	3	766
AutoZone, Inc. (a)	—	1,390

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Bath & Body Works, Inc.	21	830
Birkenstock Holding PLC (a)	1	29
Boyd Gaming Corporation	7	472
Bright Horizons Family Solutions, Inc. (a)	3	277
Brunswick Corporation	12	776
Burlington Stores, Inc. (a)	2	696
Caesars Entertainment, Inc. (a)	17	560
Capri Holdings Limited (a)	29	618
Carter's, Inc.	9	513
Century Communities, Inc.	5	369
Chipotle Mexican Grill, Inc. (a)	20	1,208
Churchill Downs Incorporated	3	361
Columbia Sportswear Company	5	449
Coupang, Inc. - Class A (a)	13	283
Cracker Barrel Old Country Store, Inc.	8	435
Crocs, Inc. (a)	4	442
Dana Incorporated	34	388
Deckers Outdoor Corporation (a)	5	1,041
Dillard's, Inc. - Class A (b)	1	242
Domino's Pizza, Inc.	2	883
DoorDash, Inc. - Class A (a)	5	895
Dorman Products, Inc. (a)	2	290
ETSY, Inc. (a)	8	437
Five Below, Inc. (a)	3	347
Floor & Decor Holdings, Inc. - Class A (a)	3	310
GameStop Corp. - Class A (a)	20	638
Gentex Corporation	31	892
Gentherm Incorporated (a)	5	200
G-III Apparel Group, Ltd. (a)	12	376
Graham Holdings Co., Ltd. - Class B	—	344
Grand Canyon Education, Inc. (a)	3	527
Group 1 Automotive, Inc.	3	1,293
Guess ?, Inc. (b)	11	161
H & R Block, Inc.	8	444
Hanesbrands Inc. (a)	102	828
Harley-Davidson, Inc.	23	680
Hasbro, Inc.	18	1,003
Helen of Troy Limited (a)	6	353
Hilton Grand Vacations Inc. (a)	8	318
Hyatt Hotels Corporation - Class A	3	394
International Game Technology PLC	17	305
Jack in the Box Inc.	5	211
KB Home	10	655
Kontoor Brands, Inc.	4	311
Laureate Education, Inc. - Class A (a)	19	350
La-Z-Boy Incorporated	9	370
LCI Industries	4	451
Leggett & Platt, Incorporated	44	420
Levi Strauss & Co. - Class A	10	166
LGI Homes, Inc. (a)	4	329
Life Time Group Holdings, Inc. (a)	5	100
Light & Wonder, Inc. (a)	4	303
Lucid Group, Inc. (a)	73	221
M/I Homes, Inc. (a)	3	460
Marriott Vacations Worldwide Corporation	8	738
Mattel, Inc. (a)	27	478
Meritage Homes Corporation	5	806
Murphy USA Inc.	2	1,176
Newell Brands Inc.	120	1,191
Nordstrom, Inc.	22	524
Ollie's Bargain Outlet Holdings, Inc. (a)	4	473
Patrick Industries, Inc.	4	357
PENN Entertainment, Inc. (a)	31	610
Phinia Inc.	9	453
Polaris Inc.	12	718
Pool Corporation	2	645
Red Rock Resorts, Inc. - Class A	3	138
RH (a)	1	305
Royal Caribbean Cruises Ltd.	5	1,066
Sabre Corporation (a)	109	397
Sally Beauty Holdings, Inc. (a)	21	214
Service Corporation International	8	614
SharkNinja, Inc. (a)	3	330
Signet Jewelers Limited	5	385
Skechers U.S.A., Inc. - Class A (a)	12	787
Skyline Champion Corporation (a)	3	300
Sonic Automotive, Inc. - Class A	4	267
Steven Madden, Ltd.	9	403
Strategic Education, Inc.	2	223
Taylor Morrison Home II Corporation - Class A (a)	18	1,118
Tempur Sealy International, Inc.	11	618
Texas Roadhouse, Inc. - Class A	3	591
The Buckle, Inc.	5	256
The ODP Corporation (a)	10	218
The Wendy's Company	18	298
Thor Industries, Inc.	12	1,130
TopBuild Corp. (a)	2	466
Topgolf Callaway Brands Corp. (a)	31	247
Travel + Leisure Co.	12	584
TRI Pointe Homes Holdings, Inc. (a)	19	703
Ulta Beauty, Inc. (a)	2	1,035
Under Armour, Inc. - Class A (a)	60	497
United Parks And Resorts Inc. (a)	4	208
Upbound Group, Inc.	9	267
Urban Outfitters, Inc. (a)	11	624
Vail Resorts, Inc.	3	577
Valvoline, Inc. (a)	8	296
Victoria's Secret & Co. (a)	16	680
Visteon Corporation (a)	4	325
Vitamin Oldco Holdings, Inc. (a) (d)	5	—
Williams-Sonoma, Inc.	7	1,345
Winnebago Industries, Inc.	7	339
Worthington Industries, Inc.	4	153
Wyndham Hotels & Resorts, Inc.	6	646
Wynn Resorts, Limited	4	319
		59,493
Information Technology 11.7%
ACI Worldwide, Inc. (a)	9	458
Advanced Energy Industries, Inc.	3	375
Amkor Technology, Inc.	17	424
ANSYS, Inc. (a)	3	913
AppLovin Corporation - Class A (a)	2	752
ASGN Incorporated (a)	6	525
Aspen Technology, Inc. (a)	2	441
Aurora Innovations Inc. - Class A (a)	48	304
Autodesk, Inc. (a)	5	1,602
Belden Inc.	3	369
Benchmark Electronics, Inc.	7	314
Bentley Systems, Incorporated - Class B	5	250
Ciena Corporation (a)	18	1,554
Cirrus Logic, Inc. (a)	7	669
Cognex Corporation	13	455
Coherent Corp. (a)	12	1,177
CommVault Systems, Inc. (a)	2	292
Diodes Incorporated (a)	6	386
Dolby Laboratories, Inc. - Class A	6	500
Dropbox, Inc. - Class A (a)	29	871
Entegris, Inc.	5	520
EPAM Systems, Inc. (a)	3	689
F5, Inc. (a)	5	1,342
Fair Isaac Corporation (a)	—	693
First Solar, Inc. (a)	4	726
Flex Ltd. (a)	38	1,446
Fortinet, Inc. (a)	14	1,362
Gartner, Inc. (a)	2	944
GoDaddy Inc. - Class A (a)	7	1,304
Guidewire Software, Inc. (a)	2	322
Informatica Inc. - Class A (a)	2	58
Insight Enterprises, Inc. (a)	4	538
InterDigital, Inc.	2	401
IPG Photonics Corporation (a)	5	349
Itron, Inc. (a)	3	338
Knowles Corporation (a)	13	265
Littelfuse, Inc.	2	486
LiveRamp Holdings, Inc. (a)	11	322
Lumentum Holdings Inc. (a)	8	710
Manhattan Associates, Inc. (a)	1	286
MKS Instruments, Inc.	7	720
Monolithic Power Systems, Inc.	1	345

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
NCR Voyix Corporation (a)	26	360
NetScout Systems, Inc. (a)	14	301
Okta, Inc. - Class A (a)	6	472
Osi Systems, Inc. (a)	2	253
Palantir Technologies Inc. - Class A (a)	13	998
Palo Alto Networks, Inc. (a)	7	1,203
PC Connection, Inc.	2	123
Pegasystems Inc.	2	201
Plexus Corp. (a)	3	477
Power Integrations, Inc.	5	286
PTC Inc. (a)	2	430
Pure Storage, Inc. - Class A (a)	8	503
RingCentral, Inc. - Class A (a)	8	289
Sanmina Corporation (a)	10	764
Semtech Corporation (a)	8	506
ServiceNow, Inc. (a)	1	1,571
Silicon Laboratories Inc. (a)	5	580
Snowflake Inc. - Class A (a)	4	539
Super Micro Computer, Inc. (a) (b)	10	315
Synaptics Incorporated (a)	5	354
Teledyne Technologies Incorporated (a)	3	1,258
Teradata Corporation (a)	16	513
Trimble Inc. (a)	19	1,343
TTM Technologies, Inc. (a)	16	399
Twilio Inc. - Class A (a)	16	1,774
Tyler Technologies, Inc. (a)	1	441
Unity Software Inc. (a) (b)	17	388
VeriSign, Inc. (a)	3	594
ViaSat, Inc. (a)	32	270
Viavi Solutions Inc. (a)	37	377
Vishay Intertechnology, Inc.	26	440
Vontier Corporation	10	361
Wolfspeed, Inc. (a) (b)	20	132
Zebra Technologies Corporation - Class A (a)	4	1,395
Zoom Communications, Inc. - Class A (a)	11	866
		47,873
Real Estate 9.5%
Acadia Realty Trust	12	295
Agree Realty Corporation	6	440
Alexander & Baldwin, Inc.	8	133
American Homes 4 Rent - Class A	17	647
Americold Realty Trust, Inc.	25	532
Apple Hospitality REIT, Inc.	34	524
Brixmor Property Group Inc.	28	773
Broadstone Net Lease, Inc.	18	283
Camden Property Trust	8	931
COPT Defense Properties	13	404
CoStar Group, Inc. (a)	10	726
Cousins Properties Incorporated	23	692
Cubesmart, L.P.	12	504
Curbline Properties Corp. (a)	7	167
Cushman & Wakefield PLC (a)	32	423
DiamondRock Alpharetta Tenant, LLC	37	333
Douglas Emmett, Inc.	32	593
EastGroup Properties, Inc.	2	277
EPR Properties	9	411
Equity Lifestyle Properties, Inc.	7	478
Essex Property Trust, Inc.	4	1,152
eXp World Holdings, Inc. (b)	13	144
Extra Space Storage Inc.	6	963
Federal Realty Investment Trust	6	639
First Industrial Realty Trust, Inc.	7	349
Gaming and Leisure Properties, Inc.	16	767
Global Net Lease, Inc.	28	206
Healthcare Realty Trust Incorporated - Class A	50	847
Healthpeak OP, LLC	79	1,602
Highwoods Properties, Inc.	17	528
Howard Hughes Holdings Inc. (a)	4	333
Hudson Pacific Properties, Inc.	53	160
Independence Realty Trust, Inc.	20	394
Invitation Homes Inc.	37	1,188
JBG Smith Properties	21	320
Kennedy-Wilson Holdings, Inc.	21	211
Kilroy Realty Corporation	20	815
Kite Realty Naperville, LLC	18	465
Lamar Advertising Company - Class A	5	649
LXP Industrial Trust	32	260
Macerich Company, The	36	709
Medical Properties Trust, Inc.	250	989
National Health Investors, Inc.	3	212
Newmark Group, Inc. - Class A	18	233
NNN REIT, Inc.	14	581
Omega Healthcare Investors, Inc.	20	739
Open Doors Technology Inc. - Class A (a)	136	217
OUTFRONT Media Inc.	20	355
Park Hotels & Resorts Inc.	59	830
Pebblebrook Hotel Trust	22	296
Phillips Edison & Company, Inc.	9	342
PotlatchDeltic Corporation	11	438
Rayonier Inc.	13	344
Regency Centers Corporation	14	1,032
Rexford Industrial Realty, Inc.	12	471
RLJ III-EM Columbus Lessee, LLC	36	369
Sabra Health Care REIT, Inc.	31	538
SBA Communications Corporation - Class A	2	431
Seaport Entertainment Group Inc. (a)	—	10
Service Properties Trust	36	92
SITE Centers Corp.	5	74
SL Green Realty Corp.	13	869
STAG Industrial, Inc.	12	414
Sun Communities, Inc.	9	1,112
Sunstone Hotel Investors, Inc.	30	350
UDR, Inc.	22	934
Uniti Group Inc.	57	311
Vornado Realty Trust	33	1,369
W.P. Carey Inc.	19	1,059
Xenia Hotels & Resorts, Inc.	19	282
Zillow Group, Inc. - Class C (a)	14	1,003
		38,563
Health Care 7.1%
Acadia Healthcare Company, Inc. (a)	7	286
Align Technology, Inc. (a)	4	843
Alnylam Pharmaceuticals, Inc. (a)	2	423
Amedisys, Inc. (a)	3	288
AMN Healthcare Services, Inc. (a)	10	250
Avantor, Inc. (a)	33	689
Azenta, Inc. (a)	6	301
BioMarin Pharmaceutical Inc. (a)	10	667
Bio-Rad Laboratories, Inc. - Class A (a)	3	820
Bio-Techne Corporation	5	333
Bruker Corporation	5	320
Charles River Laboratories International, Inc. (a)	2	440
Chemed Corporation	1	506
Concentra Group Holdings Parent, Inc.	10	194
Cooper Companies, Inc., The (a)	10	954
Dentsply Sirona Inc.	38	715
DexCom, Inc. (a)	7	515
Elanco Animal Health Incorporated (a)	66	805
Encompass Health Corporation	6	522
Enovis Corporation (a)	8	342
Envista Holdings Corporation (a)	35	672
Exact Sciences Corporation (a)	8	442
Exelixis, Inc. (a)	24	815
Globus Medical, Inc. - Class A (a)	5	422
Haemonetics Corporation (a)	3	234
ICU Medical, Inc. (a)	3	420
IDEXX Laboratories, Inc. (a)	2	722
Integer Holdings Corporation (a)	2	306
Integra LifeSciences Holdings Corporation (a)	11	239
Ionis Pharmaceuticals, Inc. (a)	8	294
Jazz Pharmaceuticals Public Limited Company (a)	7	867
LivaNova PLC (a)	4	208
Masimo Corporation (a)	3	524
Mettler-Toledo International Inc. (a)	1	1,078
Neurocrine Biosciences, Inc. (a)	3	377
Option Care Health, Inc. (a)	11	260
Owens & Minor, Inc. (a)	20	259
Patterson Companies, Inc.	19	589

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Premier Healthcare Solutions, Inc. - Class A	24	514
Quidelortho Corporation (a)	11	500
ResMed Inc.	5	1,101
Revvity, Inc.	10	1,088
Roivant Sciences Ltd. (a)	17	205
Royalty Pharma PLC - Class A	23	588
Sage Therapeutics Inc. (a)	16	84
Sarepta Therapeutics, Inc. (a)	3	362
Select Medical Holdings Corporation	12	229
Steris Public Limited Company	5	1,066
Teladoc Health, Inc. (a)	36	324
Teleflex Incorporated	3	613
Tenet Healthcare Corporation (a)	7	841
United Therapeutics Corporation (a)	3	1,081
Veeva Systems Inc. - Class A (a)	3	540
VIR Biotechnology, Inc. (a)	25	180
West Pharmaceutical Services, Inc.	2	667
		28,924
Materials 5.7%
Albemarle Corporation (b)	13	1,089
Alpha Metallurgical Resources, Inc. (a)	1	284
AptarGroup, Inc.	4	661
Arch Resources, Inc. - Class A	4	515
Ardagh Group S.A. - Class A (b) (d)	—	—
Ashland Inc.	8	537
ATI Inc. (a)	5	261
Avery Dennison Corporation	6	1,053
Avient Corporation	11	437
Axalta Coating Systems Ltd. (a)	17	595
Berry Global Group, Inc.	16	1,056
Cabot Corporation	4	384
Carpenter Technology Corporation	3	494
Commercial Metals Company	17	827
Crown Holdings, Inc.	12	959
Eagle Materials Inc.	2	588
Element Solutions Inc.	19	487
FMC Corporation	20	982
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	18	174
Graphic Packaging Holding Company	31	843
Greif, Inc. - Class A	4	255
H.B. Fuller Company	5	362
Hecla Mining Company	47	232
Innospec Inc.	3	281
Kaiser Aluminum Corporation	3	209
Knife River Corporation (a)	5	541
Louisiana-Pacific Corporation (W VA)	7	731
Magnera Corporation (a)	3	47
Minerals Technologies Inc.	4	318
NewMarket Corporation	1	386
O-I Glass, Inc. (a)	39	424
Olin Corporation	28	944
Quaker Chemical Corporation	1	154
Reynolds Group Holdings Limited	8	133
Royal Gold, Inc.	3	403
RPM International Inc.	8	995
Ryerson Holding Corporation	8	141
Scotts Miracle-Gro Company, The	6	379
Sealed Air Corporation	19	655
Sensient Technologies Corporation	4	291
Silgan Holdings Inc.	8	432
Sonoco Products Company	14	669
Stepan Company	3	171
Summit Materials, Inc. - Class A (a)	6	313
Sylvamo Corporation	5	415
The Chemours Company	32	543
Tronox Holdings PLC	25	251
Warrior Met Coal, Inc.	7	401
		23,302
Energy 4.5%
Antero Midstream Corporation	23	342
Antero Resources Corporation (a)	36	1,269
Apa Corp.	51	1,181
Archrock, Inc.	13	329
California Resources Corporation	6	308
ChampionX Corporation	12	330
Cheniere Energy, Inc.	7	1,495
Chord Energy Corporation	4	500
Civitas Resources, Inc.	11	514
CNX Resources Corporation (a)	25	931
Comstock Resources, Inc. (a) (b)	14	247
CVR Energy, Inc.	10	185
Delek US Holdings, Inc.	26	475
DT Midstream, Inc.	8	818
EQT Corporation	48	2,211
Green Plains Inc. (a)	16	152
Helmerich & Payne, Inc.	17	530
Kosmos Energy Ltd. (a)	50	172
Liberty Energy Inc. - Class A	17	342
Matador Resources Company	8	448
Murphy Oil Corporation	24	733
NOV Inc.	58	840
Patterson-UTI Energy, Inc.	55	453
Peabody Energy Corporation	33	696
Permian Resources Corporation - Class A	17	238
Range Resources Corporation	14	488
RPC, Inc.	19	112
SM Energy Company	14	549
TechnipFMC PLC	28	805
Transocean Ltd. (a) (e)	172	643
		18,336
Consumer Staples 3.6%
Andersons, Inc. , The	4	179
BJ's Wholesale Club Holdings, Inc. (a)	5	487
Boston Beer Company, Inc., The - Class A (a)	1	240
Brown-Forman Corporation - Class B	19	713
Cal-Maine Foods, Inc.	6	581
Casey's General Stores, Inc.	3	1,303
Central Garden & Pet Company - Class A (a)	9	299
Coca-Cola Consolidated, Inc.	—	236
Coty Inc. - Class A (a)	30	207
Darling Ingredients Inc. (a)	21	707
Del Monte Fresh Produce Company	6	196
Edgewell Personal Care Colombia S A S	9	289
Flowers Foods, Inc.	24	486
Ingles Markets, Incorporated - Class A	3	166
Ingredion Incorporated	9	1,222
J&J Snack Foods Corp.	1	143
Lamb Weston Holdings, Inc.	7	470
Lancaster Colony Corporation	1	238
McCormick & Company, Incorporated	17	1,272
National Beverage Corp.	2	75
Nomad Foods Limited	14	231
Pilgrim's Pride Corporation (a)	5	234
Post Holdings, Inc. (a)	6	635
PriceSmart, Inc.	4	389
Reynolds Consumer Products Inc.	4	112
Seaboard Corporation	—	153
Spectrum Brands Holdings, Inc.	6	521
Sprouts Farmers Market, Inc. (a)	8	970
The Clorox Company	7	1,160
Treehouse Foods, Inc. (a)	10	339
Universal Corporation	4	222
Weis Markets, Inc.	2	164
WK Kellogg Co	13	239
		14,878
Communication Services 3.5%
Bumble Inc. - Class A (a)	17	138
Cable One, Inc.	1	284
EchoStar Corporation - Class A (a)	16	373
Frontier Communications Parent, Inc. (a)	27	950
IAC Inc. (a)	12	535
John Wiley & Sons, Inc. - Class A	6	278
Liberty Broadband Corporation - Series C (a)	10	710
Liberty Latin America Ltd. - Class C (a)	32	202
Liberty Media Corporation - Series C (a)	9	849
Match Group, Inc.	15	504
Nexstar Media Group, Inc. - Class A	6	990
Pinterest, Inc. - Class A (a)	21	596
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Roku, Inc. - Class A (a)	7	524
Scholastic Corporation	5	106
Snap Inc. - Class A (a)	61	652
Take-Two Interactive Software, Inc. (a)	9	1,596
TEGNA Inc.	41	744
Telephone and Data Systems, Inc.	24	816
The Interpublic Group of Companies, Inc.	42	1,170
The New York Times Company - Class A	8	427
Trade Desk, Inc., The - Class A (a)	3	361
TripAdvisor, Inc. (a)	18	260
United States Cellular Corporation (a)	3	165
Yelp Inc. (a)	13	495
Ziff Davis, Inc. (a)	8	435
ZoomInfo Technologies Inc. - Class A (a)	24	250
		14,410
Utilities 2.3%
ALLETE, Inc.	7	479
Avista Corporation	11	417
Black Hills Corporation	10	586
Clearway Energy, Inc. - Class C	10	259
Essential Utilities, Inc.	20	714
Hawaiian Electric Industries, Inc. (a)	43	419
IDACORP, Inc.	5	560
MDU Resources Group, Inc.	22	401
National Fuel Gas Company	10	626
New Jersey Resources Corporation	10	475
NorthWestern Corporation	9	464
OGE Energy Corp.	26	1,060
One Gas, Inc.	8	520
Ormat Technologies, Inc.	3	226
Portland General Electric Company	14	595
Southwest Gas Holdings, Inc.	9	620
Spire Inc.	8	555
TXNM Energy, Inc.	11	550
		9,526
Total Common Stocks (cost $344,108)		405,506
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.36% (c) (f)	3,120	3,120
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (c) (f)	480	480
Total Short Term Investments (cost $3,600)		3,600
Total Investments 100.3% (cost $347,708)		409,106
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.3)%		(1,088)
Total Net Assets 100.0%		408,022

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,241	39	865	57	512	286	1,213	0.3
JNL Government Money Market Fund, 4.46% - Class SL	2,661	33,503	35,684	72	—	—	480	0.1
JNL Government Money Market Fund, 4.36% - Class I	366	58,375	55,621	65	—	—	3,120	0.8
	4,268	91,917	92,170	194	512	286	4,813	1.2

JNL/RAFI Fundamental U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	03/17/23	999	643	0.2

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	5	March 2025	563	—	—
S&P Midcap 400 Index	6	March 2025	1,903	4	(16)
				4	(16)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	405,506	—	—	405,506
Short Term Investments	3,600	—	—	3,600
	409,106	—	—	409,106
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(16)	—	—	(16)
	(16)	—	—	(16)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.5%
Financials 17.4%
Affiliated Managers Group, Inc.	7	1,241
AFLAC Incorporated	46	4,711
AGNC Investment Corp. (a)	77	711
Allstate Corporation, The	37	7,215
Ally Financial Inc.	54	1,934
American Express Company	11	3,370
American International Group, Inc.	133	9,671
Ameriprise Financial, Inc.	7	3,770
Annaly Capital Management, Inc.	10	187
AON Public Limited Company - Class A	14	4,853
Apollo Commercial Real Estate Finance, Inc.	36	308
Apollo Global Management, Inc.	16	2,658
Ares Management Corporation - Class A	10	1,742
Arthur J. Gallagher & Co.	4	1,183
Artisan Partners Asset Management Inc. - Class A	9	381
Assurant, Inc.	8	1,658
Bank of America Corporation	151	6,644
Bank of New York Mellon Corporation, The (b)	68	5,233
BankUnited, Inc.	26	987
Berkshire Hathaway Inc. - Class B (c)	90	40,971
BlackRock, Inc.	3	3,117
Blackstone Inc. - Class A	32	5,458
Bread Financial Payments, Inc.	28	1,736
Brighthouse Financial, Inc. (c)	11	506
Brown & Brown, Inc.	22	2,284
Cadence Bank	8	268
Capital One Financial Corporation	59	10,471
Charles Schwab Corporation, The	46	3,396
Chimera Investment Corporation	21	288
Chubb Limited	9	2,465
Cincinnati Financial Corporation	3	492
Citigroup Inc.	377	26,534
Citizens Financial Group, Inc.	22	963
CME Group Inc. - Class A	11	2,484
CNO Financial Group, Inc.	26	967
Cohen & Steers, Inc.	3	278
Coinbase Global, Inc. - Class A (c)	7	1,713
Columbia Banking System, Inc.	8	226
Comerica Incorporated	24	1,474
Commerce Bancshares, Inc.	5	336
Corebridge Financial, Inc.	59	1,779
Corpay Inc (c)	2	825
Cullen/Frost Bankers, Inc.	2	330
DigitalBridge Group, Inc. - Class A	39	436
Discover Financial Services	19	3,205
East West Bancorp, Inc.	6	534
Encore Capital Group, Inc. (c)	5	245
Equitable Holdings, Inc.	48	2,254
Erie Indemnity Company - Class A	4	1,734
Evercore Inc. - Class A	7	2,045
FactSet Research Systems Inc.	1	522
Federated Hermes, Inc. - Class B	16	672
Fidelity National Financial, Inc. - Class A	6	317
Fidelity National Information Services, Inc.	12	956
Fifth Third Bancorp	15	628
First American Financial Corporation	10	622
First Citizens BancShares, Inc. - Class A	—	934
First Horizon Corporation	22	437
FirstCash, Inc.	4	366
Fiserv, Inc. (c)	13	2,593
Flagstar Financial, Inc. (a)	27	248
Franklin Resources, Inc.	42	853
Genworth Financial, Inc. - Class A (c)	89	624
Glacier Bancorp, Inc.	4	224
Goldman Sachs Group, Inc., The	17	9,493
Hanover Insurance Group Inc, The	6	974
Hartford Financial Services Group, Inc. , The	7	736
Hilltop Holdings Inc.	12	336
Hope Bancorp, Inc.	21	260
Houlihan Lokey, Inc. - Class A	9	1,491
Huntington Bancshares Incorporated	33	530
Independence Holdings, LLC	20	1,038
Interactive Brokers Group, Inc. - Class A	6	1,051
Intercontinental Exchange, Inc.	34	5,133
Invesco Ltd.	69	1,207
Jack Henry & Associates, Inc.	13	2,241
Jackson Financial Inc. - Class A (b)	22	1,945
Janus Henderson Group PLC	21	912
Jefferies Financial Group Inc.	17	1,367
JPMorgan Chase & Co.	62	14,831
KeyCorp	19	330
KKR & Co. Inc. - Class A	15	2,217
Ladder Capital Corp - Class A	27	297
Lincoln National Corporation	30	946
Loews Corporation	15	1,228
LPL Financial Holdings Inc.	7	2,340
M&T Bank Corporation	4	713
MarketAxess Holdings Inc.	3	588
Marsh & Mclennan Companies, Inc.	19	4,015
MasterCard Incorporated - Class A	11	5,982
Mercury General Corporation	8	507
MetLife, Inc.	104	8,499
MFA Financial, Inc.	30	304
MGIC Investment Corporation	22	518
Moelis & Company - Class A	11	805
Moody's Corporation	1	560
Morgan Stanley	27	3,430
Morningstar, Inc.	2	746
Mr. Cooper Group Inc. (c)	10	974
MSCI Inc. - Class A	2	1,070
Nasdaq, Inc.	12	916
Navient Corporation	19	252
Northern Trust Corporation	4	430
Old National Bancorp	13	284
PayPal Holdings, Inc. (c)	22	1,905
PennyMac Financial Services, Inc.	5	523
PennyMac Mortgage Investment Trust	27	343
Pinnacle Financial Partners, Inc.	3	359
Principal Financial Group, Inc.	4	327
PROG Holdings, Inc.	14	609
Prosperity Bancshares, Inc.	4	281
Prudential Financial, Inc.	50	5,957
Raymond James Financial, Inc.	4	634
Regions Financial Corporation	21	489
Reinsurance Group of America, Incorporated	9	1,859
RITHM Capital Corp.	32	351
RLI Corp.	2	403
Robinhood Markets, Inc. - Class A (c)	24	897
S&P Global Inc.	1	553
SEI Investments Company	16	1,292
Selective Insurance Group, Inc.	3	303
SLM Corporation	53	1,455
Southstate Corporation	3	316
State Street Corporation	6	582
Stewart Information Services Corporation	6	395
Stifel Financial Corp.	4	428
Synchrony Financial	118	7,658
Synovus Financial Corp.	5	242
T. Rowe Price Group, Inc.	25	2,800
The Carlyle Group, Inc.	11	544
The PNC Financial Services Group, Inc.	9	1,702
The Progressive Corporation	43	10,286
The Western Union Company	150	1,588
Tradeweb Markets Inc. - Class A	8	1,089
Travelers Companies, Inc. , The	25	6,121
Truist Financial Corporation	29	1,258
U.S. Bancorp	34	1,603
Unum Group	35	2,588
Virtu Financial, Inc. - Class A	36	1,276
Visa Inc. - Class A	22	7,011
W. R. Berkley Corporation	6	362
WAFD, Inc.	11	365
Webster Financial Corporation	7	402
Wells Fargo & Company	440	30,909
Western Alliance Bancorporation	4	371
White Mountains Insurance Group Ltd	—	700

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Willis Towers Watson Public Limited Company	7	2,177
Wintrust Financial Corporation	3	375
Zions Bancorporation, National Association	15	832
Zurich American Corporation	8	515
		372,798
Information Technology 14.9%
Accenture Public Limited Company - Class A	18	6,285
ACI Worldwide, Inc. (c)	4	212
Adobe Inc. (c)	2	831
Akamai Technologies, Inc. (c)	8	762
Amdocs Limited	11	915
Amkor Technology, Inc.	19	500
Amphenol Corporation - Class A	27	1,846
ANSYS, Inc. (c)	3	1,102
Apple Inc.	101	25,272
Applied Materials, Inc.	38	6,198
AppLovin Corporation - Class A (c)	7	2,404
Arista Networks, Inc. (c)	22	2,437
Arrow Electronics, Inc. (c)	13	1,455
Autodesk, Inc. (c)	6	1,902
Avnet, Inc.	19	1,003
Belden Inc.	5	548
Benchmark Electronics, Inc.	8	372
Broadcom Inc.	160	37,003
CDW Corp.	2	331
Ciena Corporation (c)	6	497
Cirrus Logic, Inc. (c)	6	632
Cisco Systems, Inc.	267	15,782
Coherent Corp. (c)	7	617
CommVault Systems, Inc. (c)	6	892
Corning Incorporated	135	6,397
Dell Technologies Inc. - Class C	9	1,092
Dolby Laboratories, Inc. - Class A	7	531
DXC Technology Company (c)	30	591
F5, Inc. (c)	9	2,166
Fair Isaac Corporation (c)	2	4,038
Flex Ltd. (c)	16	631
Fortinet, Inc. (c)	43	4,015
Gartner, Inc. (c)	2	1,138
Gen Digital Inc.	67	1,847
GoDaddy Inc. - Class A (c)	13	2,577
Guidewire Software, Inc. (c)	3	561
Hewlett Packard Enterprise Company	270	5,768
HP, Inc.	242	7,896
Insight Enterprises, Inc. (c)	6	967
Intel Corporation	393	7,876
InterDigital, Inc.	2	370
International Business Machines Corporation	132	29,096
Jabil Inc.	11	1,562
Juniper Networks, Inc.	85	3,185
KLA Corporation	4	2,362
Knowles Corporation (c)	14	289
Kyndryl Holdings, Inc. (c)	51	1,751
Lam Research Corporation	55	3,954
Manhattan Associates, Inc. (c)	1	390
Marvell Technology, Inc.	19	2,122
Micron Technology, Inc.	25	2,108
MKS Instruments, Inc.	3	280
Motorola Solutions, Inc.	8	3,647
NetApp, Inc.	19	2,236
NetScout Systems, Inc. (c)	17	369
NVIDIA Corporation	155	20,878
Oracle Corporation	216	36,065
Osi Systems, Inc. (c)	2	332
Palantir Technologies Inc. - Class A (c)	85	6,443
Plexus Corp. (c)	5	749
Pure Storage, Inc. - Class A (c)	13	783
Qorvo, Inc. (c)	3	219
Qualcomm Incorporated	56	8,627
Roper Technologies, Inc.	3	1,312
Sanmina Corporation (c)	13	988
Seagate Technology Holdings Public Limited Company	22	1,917
ServiceNow, Inc. (c)	6	6,865
Super Micro Computer, Inc. (a) (c)	43	1,305
Teradata Corporation (c)	13	417
Teradyne, Inc.	8	1,016
Texas Instruments Incorporated	56	10,533
Trimble Inc. (c)	10	714
TTM Technologies, Inc. (c)	22	533
Tyler Technologies, Inc. (c)	3	1,590
VeriSign, Inc. (c)	4	865
Vishay Intertechnology, Inc.	40	672
Vontier Corporation	13	468
Western Digital Corporation (c)	44	2,621
Xerox Holdings Corporation (a)	40	338
Zebra Technologies Corporation - Class A (c)	2	826
		318,686
Health Care 14.1%
AbbVie Inc.	156	27,683
Align Technology, Inc. (c)	1	261
Alnylam Pharmaceuticals, Inc. (c)	6	1,489
Amedisys, Inc. (c)	4	326
Amgen Inc.	66	17,277
Baxter International Inc.	26	751
Becton, Dickinson and Company	11	2,460
Biogen Inc. (c)	11	1,717
BioMarin Pharmaceutical Inc. (c)	6	369
Bio-Rad Laboratories, Inc. - Class A (c)	1	261
Boston Scientific Corporation (c)	39	3,455
Bristol-Myers Squibb Company	203	11,497
Bruker Corporation	6	361
Cardinal Health, Inc.	47	5,607
Cencora, Inc.	13	2,833
Chemed Corporation	2	1,136
Concentra Group Holdings Parent, Inc.	16	325
Cooper Companies, Inc., The (c)	12	1,117
CVS Health Corporation	328	14,724
DaVita Inc. (c)	26	3,950
Dentsply Sirona Inc.	26	491
Elevance Health, Inc.	4	1,383
Eli Lilly and Company	59	45,624
Encompass Health Corporation	20	1,867
Exelixis, Inc. (c)	40	1,344
GE HealthCare Technologies Inc.	17	1,353
Gilead Sciences, Inc.	219	20,183
Globus Medical, Inc. - Class A (c)	9	770
Haemonetics Corporation (c)	3	265
HCA Healthcare, Inc.	14	4,286
Henry Schein, Inc. (c)	12	797
Hologic, Inc. (c)	15	1,086
ICU Medical, Inc. (c)	3	495
IDEXX Laboratories, Inc. (c)	2	801
Illumina, Inc. (c)	3	467
Incyte Corporation (c)	13	894
Intuitive Surgical, Inc. (c)	8	4,142
Jazz Pharmaceuticals Public Limited Company (c)	2	233
Johnson & Johnson	164	23,765
Masimo Corporation (c)	5	903
McKesson Corporation	26	15,060
Merck & Co., Inc.	181	17,990
Mettler-Toledo International Inc. (c)	2	2,237
Neurocrine Biosciences, Inc. (c)	3	467
Organon & Co.	80	1,200
Owens & Minor, Inc. (c)	28	362
Patterson Companies, Inc.	26	805
Pfizer Inc.	568	15,073
Premier Healthcare Solutions, Inc. - Class A	33	700
Quest Diagnostics Incorporated	12	1,804
Regeneron Pharmaceuticals, Inc. (c)	7	5,157
ResMed Inc.	15	3,541
Revvity, Inc.	11	1,185
Royalty Pharma PLC - Class A	19	476
Sarepta Therapeutics, Inc. (c)	6	778
Select Medical Holdings Corporation	21	387
Steris Public Limited Company	6	1,252
Stryker Corporation	8	2,752
Teleflex Incorporated	4	653
Tenet Healthcare Corporation (c)	35	4,421

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
The Cigna Group	6	1,676
United Therapeutics Corporation (c)	10	3,574
Universal Health Services, Inc. - Class B	9	1,656
Vertex Pharmaceuticals Incorporated (c)	9	3,713
Viatris Inc.	238	2,964
Waters Corporation (c)	3	1,182
West Pharmaceutical Services, Inc.	2	690
Zoetis Inc. - Class A	8	1,247
		301,750
Consumer Staples 12.5%
Albertsons Companies, Inc. - Class A	20	390
Altria Group, Inc.	275	14,372
Andersons, Inc. , The	5	184
Archer-Daniels-Midland Company	85	4,291
BJ's Wholesale Club Holdings, Inc. (c)	11	977
Boston Beer Company, Inc., The - Class A (c)	1	391
Brown-Forman Corporation - Class B	27	1,025
Bunge Limited	18	1,419
Cal-Maine Foods, Inc.	17	1,797
Campbell's Company, The	15	638
Casey's General Stores, Inc.	8	3,184
Central Garden & Pet Company - Class A (c)	10	330
Church & Dwight Co., Inc.	15	1,536
Coca-Cola Company, The	223	13,893
Coca-Cola Consolidated, Inc.	—	582
Colgate-Palmolive Company	71	6,482
Conagra Brands, Inc.	38	1,051
Constellation Brands, Inc. - Class A	6	1,323
Costco Wholesale Corporation	27	24,493
Del Monte Fresh Produce Company	8	277
Dollar General Corporation	18	1,386
Dollar Tree, Inc. (c)	11	833
Edgewell Personal Care Colombia S A S	15	493
Flowers Foods, Inc.	31	643
General Mills, Inc.	57	3,642
Hormel Foods Corporation	19	580
Ingles Markets, Incorporated - Class A	6	394
Ingredion Incorporated	11	1,544
J. M. Smucker Company, The	10	1,098
Kellanova	38	3,089
Kenvue Inc.	39	826
Keurig Dr Pepper Inc.	51	1,648
Kimberly-Clark Corporation	34	4,506
Kraft Heinz Company, The	104	3,187
Kroger Co., The	134	8,189
Lamb Weston Holdings, Inc.	7	458
Lancaster Colony Corporation	3	523
McCormick & Company, Incorporated	17	1,314
Molson Coors Beverage Company - Class B	36	2,058
Mondelez International, Inc. - Class A	70	4,204
Monster Beverage 1990 Corporation (c)	33	1,718
Nomad Foods Limited	15	253
PepsiCo, Inc.	100	15,223
Performance Food Group Company (c)	3	285
Philip Morris International Inc.	133	16,025
Pilgrim's Pride Corporation (c)	7	321
Post Holdings, Inc. (c)	9	1,014
PriceSmart, Inc.	5	429
Procter & Gamble Company, The	175	29,340
Seaboard Corporation	—	165
Spectrum Brands Holdings, Inc.	6	474
Sprouts Farmers Market, Inc. (c)	43	5,459
Sysco Corporation	24	1,864
Target Corporation	116	15,612
The Clorox Company	15	2,504
The Hershey Company	8	1,337
Treehouse Foods, Inc. (c)	15	521
Tyson Foods, Inc. - Class A	68	3,897
Universal Corporation	5	290
US Foods Holding Corp. (c)	29	1,962
Walgreens Boots Alliance, Inc.	383	3,572
Walmart Inc.	507	45,818
		267,333
Industrials 11.8%
3M Company	109	14,075
A. O. Smith Corporation	24	1,633
AAR Corp. (c)	5	300
ABM Industries Incorporated	15	765
Acuity Brands, Inc.	5	1,509
Advanced Drainage Systems, Inc.	3	347
AECOM	8	848
AGCO Corporation	6	515
Alaska Air Group, Inc. (c)	5	316
Allison Systems, Inc.	20	2,157
American Woodmark Corporation (c)	3	202
Apogee Enterprises, Inc.	5	343
Applied Industrial Technologies, Inc.	2	514
Arcosa, Inc.	5	436
Armstrong World Industries, Inc.	6	836
Automatic Data Processing, Inc.	18	5,250
Boise Cascade Company	10	1,188
Booz Allen Hamilton Holding Corporation - Class A	27	3,487
Brady Corporation - Class A	7	518
Broadridge Financial Solutions, Inc.	12	2,705
Builders FirstSource, Inc. (c)	8	1,207
BWXT Government Group, Inc.	18	1,966
C.H. Robinson Worldwide, Inc.	29	2,989
Caci International Inc. - Class A (c)	4	1,718
Carlisle Companies Incorporated	1	339
Carrier Global Corporation	37	2,497
Caterpillar Inc.	23	8,271
Cintas Corporation	18	3,207
Clean Harbors, Inc. (c)	2	442
Comfort Systems USA, Inc.	2	988
Copart, Inc. (c)	31	1,753
CoreCivic, Inc. (c)	25	542
Crane Company	2	300
CSG Systems International, Inc.	5	250
CSX Corporation	90	2,911
Cummins Inc.	7	2,467
Curtiss-Wright Corporation	5	1,944
DNOW Inc. (c)	28	359
Donaldson Company, Inc.	10	705
Dover Corporation	3	576
Dun & Bradstreet Holdings, Inc.	24	297
Dycom Industries, Inc. (c)	2	357
Eaton Corporation Public Limited Company	9	2,893
EMCOR Group, Inc.	2	873
Emerson Electric Co.	31	3,901
Equifax Inc.	5	1,173
ESAB Corporation	3	318
Expeditors International of Washington, Inc. - Class A	19	2,109
Fastenal Company	30	2,128
Flowserve Corporation	5	296
Fluor Corporation (c)	8	379
Franklin Electric Co., Inc.	2	230
FTI Consulting, Inc. (c)	4	840
GATX Corporation	4	602
Generac Holdings Inc. (c)	8	1,188
General Dynamics Corporation	18	4,759
General Electric Company	86	14,286
Genpact Limited	34	1,477
GEO Group, Inc., The (c)	57	1,601
GMS Inc. (c)	6	484
Graco Inc.	9	744
Granite Construction Incorporated	13	1,163
HEICO Corporation	4	993
Herc Holdings Inc.	1	204
Hexcel Corporation	8	521
HNI Corporation	9	433
Howmet Aerospace Inc.	33	3,649
Hub Group, Inc. - Class A	15	688
Hubbell Incorporated	1	535
Huntington Ingalls Industries, Inc.	3	549
IDEX Corporation	8	1,610
Illinois Tool Works Inc.	10	2,595
Ingersoll Rand Inc.	17	1,527

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
ITT Inc.	9	1,239
J.B. Hunt Transport Services, Inc.	3	513
Jacobs Solutions Inc.	3	368
JELD-WEN Holding, Inc. (c)	17	143
JetBlue Airways Corporation (a) (c)	117	920
Johnson Controls International Public Limited Company	15	1,178
KBR, Inc.	11	651
Kirby Corporation (c)	2	227
Knight-Swift Transportation Holdings Inc. - Class A	12	617
L3Harris Technologies, Inc.	19	4,009
Landstar System, Inc.	9	1,467
Leidos Holdings, Inc.	14	2,018
Lennox International Inc.	7	4,173
Lincoln Electric Holdings, Inc.	4	720
Lockheed Martin Corporation	31	15,098
ManpowerGroup Inc.	13	774
Masco Corporation	13	952
MasTec, Inc. (c)	3	350
Masterbrand, Inc. (c)	29	427
Matson Intermodal - Paragon, Inc.	6	788
Maximus, Inc.	11	812
Millerknoll, Inc.	16	360
Mine Safety Appliances Company, LLC	2	384
MOOG Inc. - Class A	5	885
MSC Industrial Direct Co., Inc. - Class A	15	1,121
Mueller Industries, Inc.	26	2,065
Nordson Corporation	3	583
Norfolk Southern Corporation	5	1,194
Northrop Grumman Corporation	14	6,692
Old Dominion Freight Line, Inc.	4	630
Oshkosh Corporation	2	228
Otis Worldwide Corporation	19	1,739
Owens Corning	4	597
Parker-Hannifin Corporation	3	1,806
Parsons Corporation (c)	6	578
Paychex, Inc.	8	1,088
Paycom Software, Inc.	2	416
Pentair Public Limited Company	11	1,098
Primoris Services Corporation	16	1,259
Quanta Services, Inc.	11	3,443
Republic Services, Inc.	11	2,297
Resideo Technologies, Inc. (c)	25	574
Robert Half Inc.	9	601
Rollins, Inc.	31	1,414
RTX Corporation	29	3,410
Rush Enterprises, Inc. - Class A	11	618
Ryder System, Inc.	10	1,562
Schneider National, Inc. - Class B	12	345
Science Applications International Corporation	5	562
SkyWest, Inc. (c)	12	1,222
Snap-on Incorporated	1	384
SS&C Technologies Holdings, Inc.	9	717
Steelcase Inc. - Class A	15	181
Terex Corporation	18	824
Tetra Tech, Inc.	12	473
The Greenbrier Companies, Inc.	9	574
The Timken Company	9	656
Toro Company, The	17	1,388
TransDigm Group Incorporated	2	2,346
TransUnion	8	753
Trinet Group, Inc.	2	204
Trinity Industries, Inc.	18	639
UFP Industries, Inc.	9	997
U-Haul Holding Company - Series N	8	510
Unifirst Corporation	2	390
Union Pacific Corporation	33	7,456
United Airlines Holdings, Inc. (c)	5	506
United Parcel Service, Inc. - Class B	43	5,374
United Rentals, Inc.	1	1,022
Valmont Industries, Inc.	1	411
Veralto Corporation	10	1,010
Verisk Analytics, Inc.	12	3,317
W.W. Grainger, Inc.	4	4,221
Waste Management, Inc.	23	4,549
Watsco, Inc.	6	2,760
Werner Enterprises, Inc.	24	870
WESCO International, Inc.	8	1,440
Westinghouse Air Brake Technologies Corporation	4	731
Woodward, Inc.	2	403
XPO, Inc. (c)	5	614
Xylem Inc.	7	853
		251,565
Consumer Discretionary 10.5%
Abercrombie & Fitch Co. - Class A (c)	37	5,486
Academy Sports & Outdoors, Inc.	12	687
Acushnet Holdings Corp.	5	389
Adient Public Limited Company (c)	29	503
Adtalem Global Education Inc. (c)	13	1,209
Advance Auto Parts, Inc.	9	411
American Eagle Outfitters, Inc.	71	1,192
Aramark	10	390
Asbury Automotive Group, Inc. (c)	5	1,331
AutoNation, Inc. (c)	11	1,851
AutoZone, Inc. (c)	2	5,504
Bath & Body Works, Inc.	11	422
Best Buy Co., Inc.	67	5,772
Booking Holdings Inc.	3	13,564
BorgWarner Inc.	35	1,109
Bright Horizons Family Solutions, Inc. (c)	5	576
Brunswick Corporation	14	916
Burlington Stores, Inc. (c)	3	772
Carnival Corporation (c)	45	1,110
Carter's, Inc.	22	1,190
Chipotle Mexican Grill, Inc. (c)	24	1,443
Coupang, Inc. - Class A (c)	40	875
Cracker Barrel Old Country Store, Inc. (a)	5	269
Dana Incorporated	74	851
Darden Restaurants, Inc.	6	1,103
Deckers Outdoor Corporation (c)	19	3,808
Dick's Sporting Goods, Inc.	11	2,570
Dillard's, Inc. - Class A (a)	1	471
Domino's Pizza, Inc.	6	2,424
DoorDash, Inc. - Class A (c)	13	2,260
Dorman Products, Inc. (c)	5	598
eBay Inc.	157	9,752
Foot Locker, Inc. (c)	52	1,131
Ford Motor Company	698	6,913
GameStop Corp. - Class A (c)	17	532
Gap, Inc., The	86	2,035
General Motors Company	291	15,477
Gentex Corporation	56	1,614
G-III Apparel Group, Ltd. (c)	14	442
Graham Holdings Co., Ltd. - Class B	1	452
Grand Canyon Education, Inc. (c)	5	857
Group 1 Automotive, Inc.	4	1,796
H & R Block, Inc.	29	1,537
Hanesbrands Inc. (c)	196	1,598
Harley-Davidson, Inc.	13	404
Hasbro, Inc.	5	294
Hilton Worldwide Holdings Inc.	5	1,301
Home Depot, Inc., The	55	21,285
International Game Technology PLC	17	294
KB Home	7	452
Kohl's Corporation (a)	59	822
Kontoor Brands, Inc.	12	1,066
Laureate Education, Inc. - Class A (c)	22	407
La-Z-Boy Incorporated	16	687
Lear Corporation	8	801
Leggett & Platt, Incorporated	17	167
Lithia Motors, Inc. - Class A	2	670
Lowe`s Companies, Inc.	43	10,516
M/I Homes, Inc. (c)	4	475
Macy's, Inc.	66	1,114
Marriott International, Inc. - Class A	5	1,519
Marriott Vacations Worldwide Corporation	4	318
McDonald's Corporation	39	11,358
Meritage Homes Corporation	5	751
Mohawk Industries, Inc. (c)	4	489

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Murphy USA Inc.	6	2,918
Newell Brands Inc.	74	739
NIKE, Inc. - Class B	20	1,506
Nordstrom, Inc.	31	751
NVR, Inc. (c)	—	2,061
Ollie's Bargain Outlet Holdings, Inc. (c)	4	394
O'Reilly Automotive, Inc. (c)	4	5,235
Penske Automotive Group, Inc.	2	365
Phinia Inc.	11	538
Pool Corporation	4	1,520
PulteGroup, Inc.	20	2,129
PVH Corp.	10	1,013
Ralph Lauren Corporation - Class A	4	994
Royal Caribbean Cruises Ltd.	10	2,253
Sally Beauty Holdings, Inc. (c)	46	483
Service Corporation International	19	1,539
SharkNinja, Inc. (c)	2	226
Signet Jewelers Limited	7	567
Sonic Automotive, Inc. - Class A	5	339
Starbucks Corporation	24	2,227
Steven Madden, Ltd.	12	489
Strategic Education, Inc.	4	342
Tapestry, Inc.	19	1,224
Taylor Morrison Home II Corporation - Class A (c)	24	1,494
Tempur Sealy International, Inc.	14	766
Texas Roadhouse, Inc. - Class A	6	1,023
The Buckle, Inc.	12	623
The Goodyear Tire & Rubber Company (c)	85	763
The ODP Corporation (c)	17	391
The Wendy's Company	55	904
Thor Industries, Inc.	14	1,352
TJX Companies, Inc., The	60	7,292
Toll Brothers, Inc.	14	1,738
Tractor Supply Company	43	2,291
TRI Pointe Homes Holdings, Inc. (c)	28	1,004
Ulta Beauty, Inc. (c)	2	872
Upbound Group, Inc.	8	231
Urban Outfitters, Inc. (c)	19	1,065
V.F. Corporation	53	1,143
Vail Resorts, Inc.	5	984
Valvoline, Inc. (c)	9	318
Victoria's Secret & Co. (c)	15	617
Visteon Corporation (c)	4	323
Vitamin Oldco Holdings, Inc. (c) (d)	6	—
Whirlpool Corporation	12	1,363
Williams-Sonoma, Inc.	22	3,994
Winnebago Industries, Inc.	8	392
Worthington Industries, Inc.	8	332
Wyndham Hotels & Resorts, Inc.	7	733
Yum! Brands, Inc.	22	2,934
		225,176
Communication Services 6.4%
AT&T Inc.	1,112	25,316
Comcast Corporation - Class A	153	5,739
EchoStar Corporation - Class A (c)	25	578
Electronic Arts Inc.	16	2,373
Former Charter Communications Parent, Inc. - Class A (c)	21	7,133
Fox Corporation - Class A	60	2,913
Frontier Communications Parent, Inc. (c)	11	387
John Wiley & Sons, Inc. - Class A	10	442
Liberty Broadband Corporation - Series C (c)	7	549
Liberty Global Ltd. - Class C (c)	91	1,192
Liberty Latin America Ltd. - Class C (c)	34	216
Lumen Technologies Inc. (c)	342	1,818
Meta Platforms, Inc. - Class A	70	40,793
Netflix, Inc. (c)	9	8,372
News Corporation - Class A	40	1,108
Nexstar Media Group, Inc. - Class A	9	1,358
Omnicom Group Inc.	18	1,521
Paramount Global - Class B	41	428
Sunrise Communications AG - ADR (c)	18	776
Take-Two Interactive Software, Inc. (c)	10	1,796
TEGNA Inc.	64	1,163
Telephone and Data Systems, Inc.	33	1,115
The Interpublic Group of Companies, Inc.	37	1,035
The New York Times Company - Class A	11	554
T-Mobile US, Inc.	35	7,625
Trade Desk, Inc., The - Class A (c)	19	2,188
United States Cellular Corporation (c)	4	248
Verizon Communications Inc.	445	17,814
Yelp Inc. (c)	18	709
		137,259
Energy 4.9%
Antero Resources Corporation (c)	30	1,059
Archrock, Inc.	38	948
Baker Hughes Company - Class A	89	3,642
Chevron Corporation	121	17,594
CNX Resources Corporation (c)	43	1,565
ConocoPhillips	43	4,267
CVR Energy, Inc.	16	300
Delek US Holdings, Inc.	24	453
Diamondback Energy, Inc.	4	690
DT Midstream, Inc.	8	817
Expand Energy Corporation	5	490
Exxon Mobil Corporation	274	29,515
Helmerich & Payne, Inc.	15	492
HF Sinclair Corporation	17	600
Kinder Morgan, Inc.	89	2,435
Marathon Petroleum Corporation	87	12,144
Murphy Oil Corporation	19	569
ONEOK, Inc.	13	1,337
Patterson-UTI Energy, Inc.	30	248
PBF Energy Inc. - Class A	34	896
Peabody Energy Corporation	41	848
Phillips 66	74	8,486
Schlumberger Limited	18	708
SM Energy Company	12	479
Targa Resources Corp.	17	3,085
TechnipFMC PLC	35	1,005
Valero Energy Corporation	63	7,717
Williams Companies, Inc., The	28	1,504
World Kinect Corporation	29	787
		104,680
Materials 3.2%
Air Products and Chemicals, Inc.	5	1,432
Alcoa Corporation	29	1,077
Amcor Pty Ltd	117	1,105
AptarGroup, Inc.	11	1,700
Arch Resources, Inc. - Class A	2	287
ATI Inc. (c)	8	429
Avery Dennison Corporation	7	1,288
Axalta Coating Systems Ltd. (c)	11	359
Ball Corporation	18	984
Berry Global Group, Inc.	20	1,313
Cabot Corporation	9	782
Carpenter Technology Corporation	13	2,126
Celanese Corporation - Class A	5	358
CF Industries Holdings, Inc.	4	326
Cleveland-Cliffs Inc. (c)	21	198
Commercial Metals Company	24	1,190
Corteva, Inc.	30	1,687
CRH Public Limited Company	15	1,391
Crown Holdings, Inc.	14	1,149
Dow Inc.	26	1,044
DuPont de Nemours, Inc.	55	4,161
Eagle Materials Inc.	5	1,202
Eastman Chemical Company	15	1,337
Ecolab Inc.	6	1,344
Element Solutions Inc.	10	255
FMC Corporation	5	250
Graphic Packaging Holding Company	67	1,821
Greif, Inc. - Class A	6	390
Huntsman Corporation	9	163
Innospec Inc.	2	252
International Flavors & Fragrances Inc.	6	500
International Paper Company	60	3,240
Kaiser Aluminum Corporation	4	268
Louisiana-Pacific Corporation (W VA)	13	1,331

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
LyondellBasell Industries N.V. - Class A	62	4,629
Mosaic Company, The	29	706
NewMarket Corporation	1	489
Newmont Corporation	64	2,400
Nucor Corporation	15	1,726
O-I Glass, Inc. (c)	35	378
Olin Corporation	36	1,229
Packaging Corporation of America	7	1,646
PPG Industries, Inc.	10	1,178
Reliance, Inc.	6	1,588
Royal Gold, Inc.	3	431
RPM International Inc.	22	2,665
Scotts Miracle-Gro Company, The	5	317
Sealed Air Corporation	42	1,424
Sensient Technologies Corporation	4	269
Sherwin-Williams Company, The	10	3,318
Silgan Holdings Inc.	18	957
Sonoco Products Company	18	861
Southern Copper Corporation	3	270
Steel Dynamics, Inc.	6	721
Stepan Company	4	248
Sylvamo Corporation	7	592
The Chemours Company	12	200
Tronox Holdings PLC	26	263
United States Steel Corporation	40	1,353
Vulcan Materials Company	3	741
Warrior Met Coal, Inc.	24	1,286
		68,624
Real Estate 2.0%
Agree Realty Corporation	9	637
American Homes 4 Rent - Class A	20	766
Americold Realty Trust, Inc.	23	486
Apple Hospitality REIT, Inc.	37	573
AvalonBay Communities, Inc.	3	715
BXP, Inc.	4	261
Camden Property Trust	13	1,509
CBRE Group, Inc. - Class A (c)	7	868
COPT Defense Properties	16	497
Cubesmart, L.P.	23	989
DiamondRock Alpharetta Tenant, LLC	44	395
Digital Realty Trust, Inc.	7	1,266
Douglas Emmett, Inc.	27	493
Equity Lifestyle Properties, Inc.	8	516
Equity Residential	9	610
Essex Property Trust, Inc.	3	750
Extra Space Storage Inc.	16	2,390
First Industrial Realty Trust, Inc.	7	327
Gaming and Leisure Properties, Inc.	18	862
Healthcare Realty Trust Incorporated - Class A	56	946
Healthpeak OP, LLC	28	567
Host Hotels & Resorts, Inc.	17	297
Invitation Homes Inc.	23	725
Iron Mountain Incorporated	21	2,255
JBG Smith Properties	20	314
Jones Lang LaSalle Incorporated (c)	6	1,456
Kimco Realty OP, LLC	15	353
Lamar Advertising Company - Class A	10	1,241
LXP Industrial Trust	41	333
Macerich Company, The	51	1,014
Medical Properties Trust, Inc.	93	366
Mid-America Apartment Communities, Inc.	3	414
NNN REIT, Inc.	8	324
Omega Healthcare Investors, Inc.	12	441
OUTFRONT Media Inc.	15	274
Park Hotels & Resorts Inc.	68	964
Phillips Edison & Company, Inc.	10	373
Public Storage Operating Company	6	1,791
Rayonier Inc.	16	417
Realty Income Corporation	19	1,027
RLJ III-EM Columbus Lessee, LLC	50	505
SBA Communications Corporation - Class A	2	350
Simon Property Group, Inc.	20	3,460
SITE Centers Corp.	29	448
SL Green Realty Corp.	19	1,299
Sun Communities, Inc.	7	812
Sunstone Hotel Investors, Inc.	25	301
UDR, Inc.	19	806
Uniti Group Inc.	78	427
Ventas, Inc.	10	573
Vornado Realty Trust	31	1,288
Welltower Inc.	14	1,750
Xenia Hotels & Resorts, Inc.	19	289
Zillow Group, Inc. - Class C (c)	8	578
		43,688
Utilities 1.8%
Alliant Energy Corporation	6	337
Ameren Corporation	6	490
American Electric Power Company, Inc.	12	1,101
Atmos Energy Corporation	4	500
Avista Corporation	12	445
Clearway Energy, Inc. - Class C	15	398
CMS Energy Corporation	7	448
Constellation Energy Group, Inc.	7	1,549
Dominion Energy, Inc.	19	996
Duke Energy Corporation	17	1,871
Edison International	9	718
Entergy Corporation	9	710
Evergy, Inc.	11	654
Eversource Energy	8	478
Exelon Corporation	64	2,397
FirstEnergy Corp.	13	504
Hawaiian Electric Industries, Inc. (c)	37	359
MDU Resources Group, Inc.	74	1,331
National Fuel Gas Company	15	925
NextEra Energy, Inc.	46	3,287
NiSource Inc.	11	389
NRG Energy, Inc.	17	1,551
OGE Energy Corp.	7	308
Ormat Technologies, Inc.	3	221
Pinnacle West Capital Corporation	2	157
PPL Corporation	17	548
Public Service Enterprise Group Incorporated	11	936
Sempra	15	1,290
Southwest Gas Holdings, Inc.	5	367
Spire Inc.	4	303
The AES Corporation	12	150
The Southern Company	24	1,978
TXNM Energy, Inc.	12	592
UGI Corporation	22	609
Vistra Corp.	64	8,883
WEC Energy Group Inc.	7	620
XCEL Energy Inc.	13	881
		39,281
Total Common Stocks (cost $1,758,967)		2,130,840
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.36% (b) (e)	10,679	10,679
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.46% (b) (e)	4	4
Total Short Term Investments (cost $10,683)		10,683
Total Investments 100.0% (cost $1,769,650)		2,141,523
Other Derivative Instruments (0.0)%		(30)
Other Assets and Liabilities, Net 0.0%		81
Total Net Assets 100.0%		2,141,574

(a) All or a portion of the security was on loan as of December 31, 2024.

(b) Investment in affiliate.

(c) Non-income producing security.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	4,194	297	1,076	134	298	1,520	5,233	0.2
Jackson Financial Inc. - Class A	1,434	153	486	64	249	595	1,945	0.1
JNL Government Money Market Fund, 4.46% - Class SL	1,048	35,123	36,167	29	—	—	4	—
JNL Government Money Market Fund, 4.36% - Class I	8,003	295,249	292,573	338	—	—	10,679	0.5
	14,679	330,822	330,302	565	547	2,115	17,861	0.8

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	35	March 2025	10,631	(39)	(243)
S&P Midcap 400 Index	11	March 2025	3,540	9	(79)
				(30)	(322)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,130,840	—	—	2,130,840
Short Term Investments	10,683	—	—	10,683
	2,141,523	—	—	2,141,523
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(322)	—	—	(322)
	(322)	—	—	(322)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.2%
Information Technology 14.4%
Accenture Public Limited Company - Class A	1	491
Adobe Inc. (a)	1	302
Advanced Micro Devices, Inc. (a)	5	579
Amphenol Corporation - Class A	7	495
Analog Devices, Inc.	3	728
Apple Inc.	54	13,640
Arista Networks, Inc. (a)	1	113
ASML Holding N.V. - ADR	1	583
ASML Holding N.V.	2	1,638
Atlassian Corporation - Class A (a)	—	45
Autodesk, Inc. (a)	—	146
BE Semiconductor Industries N.V.	2	289
Bill Holdings, Inc. (a)	1	122
Broadcom Inc.	24	5,604
Cadence Design Systems, Inc. (a)	1	255
Cisco Systems, Inc.	4	264
Confluent, Inc. - Class A (a)	2	61
CrowdStrike Holdings, Inc. - Class A (a)	1	297
Datadog, Inc. - Class A (a)	1	130
Descartes Systems Group Inc., The (a)	—	21
Dynatrace, Inc. (a)	1	59
Entegris, Inc.	—	40
Fair Isaac Corporation (a)	—	104
First Solar, Inc. (a)	—	44
Fortinet, Inc. (a)	3	316
Gartner, Inc. (a)	—	31
Gen Digital Inc.	5	142
Hamamatsu Photonics K.K.	18	202
HubSpot, Inc. (a)	—	56
International Business Machines Corporation	1	168
Intuit Inc.	1	760
Keysight Technologies, Inc. (a)	10	1,571
KLA Corporation	—	252
Lam Research Corporation	—	21
Largan Precision Co., Ltd.	2	163
Marvell Technology, Inc.	3	291
Micron Technology, Inc.	5	396
Microsoft Corporation	33	13,979
MongoDB, Inc. - Class A (a)	—	66
Monolithic Power Systems, Inc.	1	296
Murata Manufacturing Co., Ltd.	17	277
Nomura Research Institute, Ltd.	15	438
NVIDIA Corporation	110	14,835
NXP Semiconductors N.V.	3	705
OMRON Corporation	7	215
Oracle Corporation	3	428
Palo Alto Networks, Inc. (a)	—	82
Pure Storage, Inc. - Class A (a)	1	47
Qualcomm Incorporated	3	398
Renesas Electronics Corporation	24	303
Roper Technologies, Inc.	1	546
Salesforce, Inc.	2	726
Samsung Electronics Co., Ltd.	16	588
SAP SE	7	1,608
ServiceNow, Inc. (a)	2	2,007
Shopify Inc. - Class A (a)	5	579
Snowflake Inc. - Class A (a)	—	12
Synopsys, Inc. (a)	2	737
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	349
Taiwan Semiconductor Manufacturing Company Limited	77	2,508
Te Connectivity Public Limited Company	7	1,045
Teledyne Technologies Incorporated (a)	—	148
Telefonaktiebolaget LM Ericsson - Class B	81	655
Texas Instruments Incorporated	6	1,183
Tokyo Electron Limited	3	465
Western Digital Corporation (a)	1	85
Zebra Technologies Corporation - Class A (a)	—	131
Zscaler, Inc. (a)	—	36
		75,896
Financials 10.9%
Adyen N.V. (a) (b)	—	386
AIA Group Limited	83	597
Allstate Corporation, The	5	942
American Express Company	5	1,402
American International Group, Inc.	3	187
Annaly Capital Management, Inc.	25	449
ANZ Group Holdings Limited	23	405
Apollo Global Management, Inc.	1	151
Ares Management Corporation - Class A	1	93
AXA	43	1,524
AXIS Capital Holdings Limited	1	44
Bank of America Corporation	53	2,339
Bank of New York Mellon Corporation, The	2	130
Banque Nationale Du Canada	9	860
Berkshire Hathaway Inc. - Class B (a)	8	3,536
BlackRock, Inc.	—	217
Blackstone Inc. - Class A	—	69
Block, Inc. - Class A (a)	1	42
Bridgepoint Group PLC (b)	80	358
Brookfield Corporation - Class A	12	694
Capital One Financial Corporation	—	79
CBOE Global Markets, Inc.	—	54
Challenger Limited	38	142
Charles Schwab Corporation, The	25	1,884
Chubb Limited	5	1,477
Citigroup Inc.	12	830
CME Group Inc. - Class A	3	782
Corebridge Financial, Inc.	24	729
Corpay Inc (a)	2	758
CVC Capital Partners PLC (a) (c)	20	445
DBS Group Holdings Ltd	20	636
Definity Financial Corporation	9	349
DNB Bank ASA	55	1,101
Edenred	7	226
Equitable Holdings, Inc.	2	110
Fifth Third Bancorp	2	95
Fiserv, Inc. (a)	11	2,245
Global Payments Inc.	1	126
Goldman Sachs Group, Inc., The	2	1,027
Great-West Lifeco Inc.	10	342
Hartford Financial Services Group, Inc. , The	1	154
HDFC Bank Limited	28	585
Huntington Bancshares Incorporated	21	340
ING Groep N.V.	64	1,002
Intesa Sanpaolo SPA	123	494
JPMorgan Chase & Co.	15	3,703
Julius Bar Gruppe AG - Class N	10	650
KeyCorp	27	470
KKR & Co. Inc. - Class A	1	204
Macquarie Group Limited	4	512
Mandatum Holding Oy	46	212
Marsh & Mclennan Companies, Inc.	2	511
MasterCard Incorporated - Class A	5	2,515
Melrose Industries PLC	111	768
MetLife, Inc.	6	519
Mitsubishi HC Capital Inc.	35	232
Mitsubishi UFJ Financial Group Inc	81	943
Moody's Corporation	—	46
Morgan Stanley	4	549
MSCI Inc. - Class A	—	18
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	3	1,746
Popular, Inc.	—	38
RenaissanceRe Holdings Ltd	—	111
S&P Global Inc.	1	565
Sampo Oyj - Class A	18	730
Skandinaviska Enskilda Banken AB - Class A	28	378
Societe Generale	12	341
Standard Chartered PLC	62	768
State Street Corporation	1	98
Storebrand ASA	59	628
Sumitomo Mitsui Trust Group, Inc.	13	312
Sun Life Financial Inc.	10	571
Synchrony Financial	2	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
The Progressive Corporation	1	301
Tokio Marine Holdings, Inc.	34	1,233
TPG Inc. - Class A	1	44
Tradeweb Markets Inc. - Class A	1	70
Travelers Companies, Inc. , The	3	793
Truist Financial Corporation	1	28
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	15	612
United Overseas Bank Limited	33	869
Visa Inc. - Class A	12	3,717
Voya Financial, Inc.	1	100
Wells Fargo & Company	5	334
Western Alliance Bancorporation	—	41
Zurich Insurance Group AG - Class N	1	715
		57,536
Consumer Discretionary 7.0%
Airbnb, Inc. - Class A (a)	—	22
Alibaba Group Holding Limited - ADR	2	162
Amadeus IT Holding, S.A. (b)	8	566
Amazon.com, Inc. (a)	45	9,981
Autoliv, Inc. - SWEDDR	5	503
AutoZone, Inc. (a)	—	954
Bath & Body Works, Inc.	1	22
Booking Holdings Inc.	—	1,709
Burlington Stores, Inc. (a)	—	81
Carvana Co. - Class A (a)	6	1,293
Chipotle Mexican Grill, Inc. (a)	15	886
Compagnie Financiere Richemont SA	3	505
Compass Group PLC	36	1,187
Deckers Outdoor Corporation (a)	—	61
DENSO Corporation	41	576
Domino's Pizza, Inc.	—	39
DoorDash, Inc. - Class A (a)	2	280
Dowlais Group PLC	134	113
Hilton Worldwide Holdings Inc.	1	242
Home Depot, Inc., The	3	1,288
Isetan Mitsukoshi Holdings Ltd.	28	477
Kering	1	274
Kingfisher PLC	185	576
Las Vegas Sands Corp.	2	109
Lowe`s Companies, Inc.	1	205
Lululemon Athletica Inc. (a)	1	307
Magna International Inc.	11	439
Marriott International, Inc. - Class A	1	205
McDonald's Corporation	5	1,391
Moncler S.p.A.	9	455
Next PLC	6	705
NIKE, Inc. - Class B	1	47
Norwegian Cruise Line Holdings Ltd. (a)	1	36
NVR, Inc. (a)	—	180
Open House Group Co., Ltd.	1	30
O'Reilly Automotive, Inc. (a)	—	151
Panasonic Holdings Corporation	54	554
Persimmon Public Limited Company	20	295
Ross Stores, Inc.	7	1,050
Royal Caribbean Cruises Ltd.	1	149
Samsonite International S.A. (b)	85	236
Sony Group Corporation	52	1,107
Stanley Electric Co., Ltd.	12	192
Starbucks Corporation	1	51
Subaru Corporation.	12	212
Suzuki Motor Corporation	41	456
Tapestry, Inc.	2	100
Tesla Inc. (a)	11	4,274
TJX Companies, Inc., The	4	494
Toyota Motor Corporation	62	1,213
Tractor Supply Company	7	383
Ulta Beauty, Inc. (a)	—	33
Wingstop Inc.	—	41
Wynn Resorts, Limited	—	33
		36,930
Health Care 6.8%
Abbott Laboratories	1	128
AbbVie Inc.	2	432
Alcon AG	5	436
Amgen Inc.	1	203
argenx SE - ADR (a)	1	556
Astellas Pharma Inc.	44	422
AstraZeneca PLC - ADR	42	2,747
Bayer Aktiengesellschaft - Class N	11	221
Becton, Dickinson and Company	3	720
BeiGene, Ltd. - ADR (a)	—	55
Biogen Inc. (a)	—	74
Boston Scientific Corporation (a)	2	178
Bristol-Myers Squibb Company	1	47
Cencora, Inc.	5	1,225
Chugai Pharmaceutical Co., Ltd.	11	484
Cooper Companies, Inc., The (a)	1	83
CVS Health Corporation	1	63
Danaher Corporation	6	1,284
Edwards Lifesciences Corporation (a)	1	89
Elekta AB (publ) - Class B	42	229
Elevance Health, Inc.	5	1,707
Eli Lilly and Company	5	3,763
EssilorLuxottica	3	616
GE HealthCare Technologies Inc.	3	251
Genmab A/S (a) (c)	1	270
Gilead Sciences, Inc.	1	135
HCA Healthcare, Inc.	1	178
Humana Inc.	1	182
Icon Public Limited Company (a)	—	40
Intuitive Surgical, Inc. (a)	3	1,584
Johnson & Johnson	8	1,197
Koninklijke Philips N.V.	31	778
McKesson Corporation	—	138
Medtronic, Inc.	1	85
Merck & Co., Inc.	3	309
Mettler-Toledo International Inc. (a)	—	122
Molina Healthcare, Inc. (a)	1	295
Novartis AG - Class N	14	1,333
Novo Nordisk A/S - Class B	14	1,245
Pfizer Inc.	5	124
Quest Diagnostics Incorporated	1	91
Regeneron Pharmaceuticals, Inc. (a)	1	734
Repligen Corporation (a)	1	86
Revvity, Inc.	7	831
Sanofi - ADR	1	68
Sanofi	15	1,421
Shionogi & Co., Ltd.	13	182
Siemens Healthineers AG (b)	15	812
Stryker Corporation	2	672
Tenet Healthcare Corporation (a)	6	730
The Cigna Group	2	572
Thermo Fisher Scientific Inc.	4	1,822
UnitedHealth Group Incorporated	7	3,369
Vertex Pharmaceuticals Incorporated (a)	—	114
Viatris Inc.	8	106
Zimmer Biomet Holdings, Inc.	1	148
Zoetis Inc. - Class A	—	40
		35,826
Industrials 6.3%
ABB Ltd - Class N	23	1,249
AGCO Corporation	—	23
AMETEK, Inc.	6	1,145
Ashtead Group Public Limited Company	3	184
Boeing Company, The (a)	5	969
Booz Allen Hamilton Holding Corporation - Class A	—	34
Bunzl Public Limited Company	14	558
Carrier Global Corporation	2	108
Caterpillar Inc.	—	99
Central Japan Railway Company	16	303
Cintas Corporation	2	277
Copart, Inc. (a)	2	87
CSX Corporation	17	541
Cummins Inc.	2	792
DCC Public Limited Company	6	406
Deere & Company	3	1,316
Delta Air Lines, Inc.	1	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Dover Corporation	1	120
Element Fleet Management Corp.	48	968
Emerson Electric Co.	1	77
Equifax Inc.	—	82
ESAB Corporation	—	56
Fastenal Company	1	84
FedEx Corporation	—	81
Ferguson Enterprises Inc.	3	459
Fortive Corporation	2	146
GE Vernova Inc.	2	509
General Dynamics Corporation	2	514
General Electric Company	8	1,375
Honeywell International Inc.	1	250
Howmet Aerospace Inc.	1	113
Hubbell Incorporated	—	142
IDEX Corporation	—	87
Ingersoll Rand Inc.	1	83
Johnson Controls International Public Limited Company	1	69
Kion Group AG	8	250
L3Harris Technologies, Inc.	3	712
Legrand	8	738
Lockheed Martin Corporation	—	39
Mitsubishi Corporation	23	372
Mitsubishi Electric Corporation	46	770
Mitsubishi Logistics Corporation	3	22
Norfolk Southern Corporation	5	1,116
Northrop Grumman Corporation	1	599
Old Dominion Freight Line, Inc.	6	978
Owens Corning	1	247
Parker-Hannifin Corporation	1	534
Paylocity Holding Corporation (a)	—	60
Prysmian S.p.A.	16	1,020
Quanta Services, Inc.	—	43
Recruit Holdings Co., Ltd.	13	878
Republic Services, Inc.	3	675
Rockwell Automation, Inc.	3	955
RTX Corporation	1	108
Safran	4	906
Saia, Inc. (a)	—	96
Sandvik Aktiebolag	28	505
Schneider Electric SE	—	42
Siemens Aktiengesellschaft - Class N	13	2,595
SiteOne Landscape Supply, Inc. (a)	—	61
SMC Corporation	1	233
Stanley Black & Decker, Inc.	3	229
Sumitomo Corporation	31	670
TechnoPro Holdings, Inc.	19	361
Teleperformance SE	2	193
THK Co., Ltd.	11	264
Trane Technologies Public Limited Company	—	127
TransDigm Group Incorporated	—	300
Trex Company, Inc. (a)	—	7
Uber Technologies, Inc. (a)	3	194
Union Pacific Corporation	4	798
United Airlines Holdings, Inc. (a)	1	66
Veralto Corporation	1	55
Verisk Analytics, Inc.	—	90
Vertiv Holdings Co - Class A	—	50
W.W. Grainger, Inc.	—	47
Waste Connections, Inc.	—	66
Waste Management, Inc.	—	87
Westinghouse Air Brake Technologies Corporation	6	1,216
Worley Limited	47	400
Xylem Inc.	—	12
		33,122
Communication Services 4.9%
Alphabet Inc. - Class A	12	2,305
Alphabet Inc. - Class C	35	6,659
AT&T Inc.	2	52
BT Group PLC (c)	332	598
Cellnex Telecom, S.A. (b)	1	26
Comcast Corporation - Class A	24	911
CyberAgent, Inc.	43	293
Former Charter Communications Parent, Inc. - Class A (a)	1	182
KT Corporation	15	443
LY Corporation	86	228
Meta Platforms, Inc. - Class A	12	6,854
NAVER Corporation	3	377
Netflix, Inc. (a)	3	2,336
Nippon Telegraph and Telephone Corporation	994	994
Pinterest, Inc. - Class A (a)	2	64
Sea Limited - Class A - ADR (a)	2	252
Spotify Technology S.A. (a)	—	72
Tencent Holdings Limited	4	231
T-Mobile US, Inc.	9	2,081
Walt Disney Company, The	1	164
WPP 2012 Limited	68	703
		25,825
Consumer Staples 3.8%
Altria Group, Inc.	1	78
Barry Callebaut AG - Class N	—	174
Coca-Cola Company, The	22	1,346
Colgate-Palmolive Company	14	1,268
Constellation Brands, Inc. - Class A	—	60
Costco Wholesale Corporation	1	642
Diageo PLC	19	597
Dollar General Corporation	1	98
Dollar Tree, Inc. (a)	3	255
Heineken N.V.	8	577
Kenvue Inc.	105	2,236
Keurig Dr Pepper Inc.	36	1,146
Kimberly-Clark Corporation	1	79
Kirin Holdings Company, Limited	14	179
Lamb Weston Holdings, Inc.	—	13
L'Oreal	2	679
Mondelez International, Inc. - Class A	10	567
Monster Beverage 1990 Corporation (a)	1	39
Nestle S.A. - Class N	23	1,903
PepsiCo, Inc.	2	307
Philip Morris International Inc.	4	466
Procter & Gamble Company, The	11	1,766
Puig Brands S.A. (a)	10	187
Seven & I Holdings Co., Ltd.	57	900
Sysco Corporation	—	23
Target Corporation	1	100
The Clorox Company	—	57
Unilever PLC	33	1,898
Walmart Inc.	19	1,672
Welcia Holdings Co., Ltd.	7	95
Wilmar International Limited	196	445
		19,852
Materials 3.6%
Adriatic Metals PLC - CHESS (a)	12	28
Agnico Eagle Mines Limited	1	41
Agnico Eagle Mines Limited	3	225
Akzo Nobel N.V.	7	395
Alamos Gold Inc - Class A	7	121
Alamos Gold Inc - Class A	3	53
Alcoa Corporation	—	10
Aluminium Bahrain B.S.C	9	30
Anglo American Platinum	1	28
Anglo American PLC	9	265
AngloGold Ashanti PLC	2	57
AngloGold Ashanti PLC	2	48
Antofagasta PLC	30	597
ArcelorMittal	2	40
ARE Holdings, Inc.	—	4
Artemis Gold Inc. (a)	4	40
Asahi Kasei Corporation	36	245
Aya Gold & Silver Inc. (a)	1	7
Ball Corporation	1	76
Barrick Gold Corporation	6	99
BASF SE - Class N	9	417
BHP Group Limited	42	1,035
BHP Group Limited (c)	20	483
Capricorn Metals Limited (a)	20	80

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Capstone Copper Corp. (a)	3	15
CF Industries Holdings, Inc.	2	144
Champion Iron Limited (c)	10	38
Champion Iron Limited	8	28
China Molybdenum Co., Ltd - Class H	42	28
Cleveland-Cliffs Inc. (a)	4	38
Commercial Metals Company	1	27
Corteva, Inc.	1	39
Covestro AG (a)	7	426
De Grey Mining Ltd (a)	14	15
Emerald Resources NL (a)	28	56
ERO Copper Corp. (a)	7	90
First Quantum Minerals Ltd (a)	4	47
Foran Mining Corporation (a)	10	26
Fortescue Ltd	3	30
Franco-Nevada Corporation	2	291
Franco-Nevada Corporation	4	518
Freeport-McMoRan Inc.	19	733
G Mining Ventures Corp. (a)	10	73
Glencore PLC	70	310
Gold Fields Limited	6	78
Grupo Mexico, S.A.B. de C.V. - Class B	16	77
H.B. Fuller Company	—	31
Harmony Gold Mining Company	4	35
Hindalco Industries Limited	3	25
Hoa Phat Group Joint Stock Company	140	146
Hudbay Minerals Inc.	2	16
Huntsman Corporation	2	28
Impala Platinum Holdings Limited (a)	18	86
Industrias Penoles, S.A.B. de C.V. (a) (c)	2	30
International Flavors & Fragrances Inc.	1	46
International Paper Company	20	1,087
Ivanhoe Electric Inc. (a)	2	19
Ivanhoe Mines Ltd - Class A (a) (c)	7	81
Johnson Matthey PLC	16	271
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (d)	40	—
Kinross Gold Corporation	6	54
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	893
Linde Public Limited Company	4	1,689
Louisiana-Pacific Corporation (W VA)	1	66
Lundin Gold Inc. (b)	2	52
Martin Marietta Materials, Inc.	1	341
Mosaic Company, The	15	379
MP Materials Corp. - Class A (a) (c)	3	47
New Gold Inc (a)	6	14
Newmont Corporation - CHESS	1	36
Newmont Corporation	4	150
NGEx Minerals Ltd. (a) (c)	5	44
Nippon Steel Corporation	5	93
Northam Platinum Limited	10	50
Northern Star Resources Ltd	13	124
Nucor Corporation	2	177
Ora Banda Mining Ltd (a)	16	6
Osisko Gold Royalties Ltd (c)	5	94
Packaging Corporation of America	1	176
PPG Industries, Inc.	3	352
Predictive Discovery Limited (a) (c)	131	19
Public Joint Stock Company Polyus (a) (b) (d)	—	—
Reliance, Inc.	1	175
Rio Tinto Limited	1	59
Rio Tinto PLC	3	168
Royal Gold, Inc.	—	44
RPM International Inc.	1	69
Santana Mining Inc. (a)	5	64
Sherwin-Williams Company, The	4	1,474
Shin-Etsu Chemical Co., Ltd.	3	83
Sibanye Stillwater (a)	33	26
Skeena Resources Limited (a) (c)	6	54
Snowline Gold Corp. (a)	6	22
South32 Limited	94	197
Southern Copper Corporation	3	251
Steel Dynamics, Inc.	3	366
Stora Enso Oyj - Class R	28	286
Teck Resources Limited - Class B	4	176
Umicore	13	136
United States Steel Corporation	1	21
Vale S.A. - ADR	23	202
Vulcan Materials Company	1	164
Warrior Met Coal, Inc.	1	44
Wesdome Gold Mines Ltd (a)	4	39
West Fraser Timber Co. Ltd.	1	81
West Fraser Timber Co. Ltd.	1	62
Wheaton Precious Metals Corp.	4	248
Wheaton Precious Metals Corp.	3	181
Zijin Mining Group Co., Ltd. - Class H	44	80
		19,080
Energy 3.4%
Atlas Energy Solutions Inc. (c)	2	35
Baker Hughes Company - Class A	3	107
Cameco Corporation	3	133
Canadian Natural Resources Limited	5	145
Chevron Corporation	10	1,454
ConocoPhillips	17	1,722
Diamondback Energy, Inc.	5	799
Enbridge Inc.	4	151
EOG Resources, Inc.	3	331
EQT Corporation	18	839
Equinor ASA	42	993
Expand Energy Corporation	4	441
Expro Group Holdings N.V. (a)	2	23
Exxon Mobil Corporation	21	2,282
Galp Energia, SGPS, S.A.	4	73
Halliburton Company	2	53
Hess Corporation	—	66
Kinder Morgan, Inc.	2	52
Kodiak Gas Services, LLC	1	42
Marathon Petroleum Corporation	2	265
NAC Kazatomprom JSC - GDR (b)	2	62
Noble Corporation 2022 Limited	1	33
ONEOK, Inc.	1	129
Ovintiv Canada ULC	1	59
Permian Resources Corporation - Class A	4	57
Phillips 66	5	568
Range Resources Corporation	29	1,040
Schlumberger Limited	34	1,295
Shell PLC - Class A	9	265
Shell PLC - Class A - ADR	15	925
South Bow Corporation (c)	2	45
Suncor Energy Inc.	3	120
Suncor Energy Inc.	1	33
Targa Resources Corp.	2	277
TechnipFMC PLC	11	310
Tenaris S.A. - ADR	1	43
Texas Pacific Land Corporation	—	76
TotalEnergies SE	26	1,422
Uranium Energy Corp. (a)	5	35
Valero Energy Corporation	2	224
Viper Energy, Inc. - Class A	1	52
Weatherford International Public Limited Company	—	35
Williams Companies, Inc., The	10	539
Yellow Cake PLC (a)	3	16
		17,666
Real Estate 2.5%
Acadia Realty Trust	8	182
Agree Realty Corporation	—	23
Alexandria Real Estate Equities, Inc.	—	35
American Homes 4 Rent - Class A	7	263
American Tower Corporation	3	504
Apple Hospitality REIT, Inc.	7	105
AvalonBay Communities, Inc.	2	370
Big Yellow Group PLC	1	17
Boardwalk Real Estate Investment Trust	1	40
Broadstone Net Lease, Inc.	1	9
Camden Property Trust	1	107
Canadian Apartment Properties Real Estate Investment Trust	1	28
Capitaland Group Pte. Ltd.	41	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CBRE Group, Inc. - Class A (a)	1	93
Colliers International Group Inc. (c)	—	57
CoStar Group, Inc. (a)	—	32
Crown Castle Inc.	1	65
Cubesmart, L.P.	5	220
Derwent London PLC	2	43
Digital Core REIT Management Pte. Ltd. (b)	30	18
Digital Realty Trust, Inc.	—	44
Douglas Emmett, Inc.	3	64
EastGroup Properties, Inc.	1	123
EPR Properties	—	10
Equinix, Inc.	1	1,388
Equity Lifestyle Properties, Inc.	6	381
Equity Residential	4	273
Essential Properties Realty Trust, Inc.	1	22
Essex Property Trust, Inc.	1	377
Extra Space Storage Inc.	—	20
Federal Realty Investment Trust	—	22
Gaming and Leisure Properties, Inc.	4	195
Gecina	—	44
Goodman Funding Pty Ltd	7	143
Great Portland Estates plc	29	105
Host Hotels & Resorts, Inc.	3	50
Invincible Investment Corporation	—	50
Japan Metropolitan Fund Investment Corporation	—	19
Keppel DC REIT Management Pte. Ltd.	20	31
Kerry Properties Limited	12	23
Kilroy Realty Corporation	3	107
Kimco Realty OP, LLC	5	108
Kojamo Oyj (a) (b)	2	17
LEG Immobilien SE	1	78
Lineage, Inc.	—	14
Mapletree Industrial Trust	25	41
Mitsubishi Estate Co., Ltd.	6	85
Mitsui Fudosan Co., Ltd.	102	811
Nexus Select Trust	19	30
NNN REIT, Inc.	1	30
Nomura Real Estate Holdings, Inc.	1	27
Pebblebrook Hotel Trust	3	36
ProLogis Inc.	6	681
Public Storage Operating Company	4	1,300
Rayonier Inc.	2	48
Realty Income Corporation	3	152
Regency Centers Corporation	6	408
Rexford Industrial Realty, Inc.	9	339
SBA Communications Corporation - Class A	1	129
Scentre Group Limited	294	626
SEGRO Public Limited Company	30	261
Shurgard Self Storage Limited	2	58
Simon Property Group, Inc.	3	468
Sun Communities, Inc.	2	297
Sun Hung Kai Properties Limited	7	62
Swire Properties Limited	15	30
Terreno Realty Corporation	3	185
The Unite Group PLC	4	39
Ventas, Inc.	5	282
VICI Properties Inc.	4	108
Vornado Realty Trust	2	98
W.P. Carey Inc.	1	46
Warehouses De Pauw	2	43
Welltower Inc.	5	597
Weyerhaeuser Company	3	93
WHA Corporation Public Company Limited	162	26
		13,413
Utilities 1.6%
Ameren Corporation	12	1,063
Atmos Energy Corporation	4	612
CMS Energy Corporation	1	60
Constellation Energy Group, Inc.	4	787
Duke Energy Corporation	—	12
Electric Power Development Co., Ltd. - Class D	22	361
Engie	53	835
Entergy Corporation	1	87
Evergy, Inc.	1	49
Exelon Corporation	27	1,018
FirstEnergy Corp.	1	37
National Grid PLC	71	848
NextEra Energy, Inc.	10	684
NRG Energy, Inc.	—	22
PG&E Corporation	14	288
Redeia Corporacion SA	16	280
Sempra	—	6
The Southern Company	2	150
Vistra Corp.	1	72
XCEL Energy Inc.	20	1,321
		8,592
Total Common Stocks (cost $266,403)		343,738
GOVERNMENT AND AGENCY OBLIGATIONS 17.7%
Mortgage-Backed Securities 7.6%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	116	109
3.00%, 11/01/34 - 01/01/52	674	584
1.50%, 02/01/36	176	152
2.00%, 08/01/36 - 05/01/52	3,023	2,388
2.50%, 04/01/37 - 05/01/52	2,717	2,237
4.00%, 06/01/37 - 02/01/50	316	290
5.00%, 12/01/41 - 07/01/54	379	369
5.50%, 05/01/44 - 10/01/54	746	738
4.50%, 05/01/50	24	23
6.50%, 01/01/54 - 09/01/54	359	368
7.00%, 06/01/54	51	53
6.00%, 08/01/54	734	737
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 05/01/52	4,111	3,409
3.00%, 11/01/33 - 07/01/50	3,311	2,923
3.50%, 12/01/33 - 01/01/52	2,330	2,110
2.00%, 05/01/36 - 04/01/52	7,230	5,795
1.50%, 05/01/37 - 01/01/42	711	598
4.00%, 06/01/37 - 09/01/52	1,545	1,431
5.00%, 06/01/40 - 10/01/53	705	687
4.50%, 04/01/41 - 07/01/53	1,673	1,594
6.00%, 07/01/41 - 08/01/54	1,291	1,309
5.50%, 05/01/44 - 07/01/54	989	984
6.50%, 11/01/53 - 01/01/55	1,004	1,031
7.00%, 03/01/54	52	54
TBA, 5.00%, 01/15/55 (e)	785	757
Government National Mortgage Association
1.50%, 05/20/37	136	117
3.50%, 08/20/42 - 01/20/49	1,097	996
3.00%, 05/15/43 - 06/20/52	1,576	1,370
4.50%, 07/20/45 - 04/20/53	619	592
4.00%, 09/20/45 - 10/20/52	931	863
5.50%, 03/20/48 - 09/20/54	270	271
5.00%, 05/20/48 - 07/20/53	404	394
2.50%, 08/20/50 - 01/20/52	2,214	1,848
2.00%, 01/20/51 - 03/20/52	2,041	1,631
6.00%, 09/20/52 - 11/20/52	191	193
TBA, 2.50%, 01/15/55 (e)	240	200
TBA, 5.00%, 01/15/55 (e)	180	175
TBA, 5.50%, 01/15/55 (e)	700	694
TBA, 6.00%, 01/15/55 (e)	90	91
		40,165
U.S. Treasury Note 5.1%
Treasury, United States Department of
3.88%, 04/30/25 - 08/15/34	675	644
0.25%, 08/31/25	100	97
0.75%, 08/31/26	1,500	1,417
1.88%, 02/28/27	3,175	3,021
2.75%, 07/31/27	275	265
4.13%, 09/30/27 - 11/30/29	5,520	5,493
3.63%, 05/31/28 - 08/31/29	4,840	4,724
4.00%, 06/30/28 - 02/15/34	4,360	4,290
4.38%, 11/30/28	650	651
4.25%, 02/28/29	2,755	2,743
4.50%, 05/31/29	2,120	2,131
0.63%, 05/15/30	700	575
1.25%, 08/15/31	760	620
		26,671

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 3.0%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,284
1.13%, 05/15/40	790	475
1.88%, 02/15/41 - 02/15/51	2,195	1,329
1.75%, 08/15/41	615	398
3.13%, 11/15/41	485	390
3.88%, 02/15/43 - 05/15/43	880	776
4.75%, 11/15/43 - 11/15/53	1,070	1,059
4.63%, 05/15/44 - 05/15/54	435	423
4.13%, 08/15/44	350	317
3.00%, 11/15/44 - 08/15/48	5,025	3,682
2.00%, 02/15/50 - 08/15/51	2,360	1,358
1.38%, 08/15/50	380	185
2.38%, 05/15/51	125	79
4.00%, 11/15/52 (f)	585	510
3.63%, 02/15/53 - 05/15/53	2,470	2,010
4.25%, 02/15/54 - 08/15/54	660	603
		15,878
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	263
Bay Area Toll Authority
6.91%, 10/01/50	235	267
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	220
California, State of
7.55%, 04/01/39	240	284
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	231
Chicago Transit Authority
6.90%, 12/01/40	272	300
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.99%, 11/01/38	160	131
3.09%, 11/01/40	260	200
Fulton, County of
5.15%, 07/01/39	325	318
Municipal Electric Authority of Georgia
6.66%, 04/01/57	328	352
Oregon Department of Transportation
1.76%, 11/15/32	190	151
Texas A&M University
3.33%, 05/15/39	250	208
Trustees of the California State University
2.80%, 11/01/41	350	251
		3,176
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K753, REMIC, 4.40%, 10/25/30	730	718
Series A2-K137, REMIC, 2.35%, 11/25/31 (g)	1,195	1,019
Series K-A2-150, REMIC, 3.71%, 09/25/32 (g)	515	475
Series K-A2-156, REMIC, 4.43%, 02/25/33 (g)	410	398
		2,610
U.S. Treasury Inflation Indexed Securities 0.5%
Treasury, United States Department of
0.13%, 10/15/25 - 01/15/30 (h)	339	323
0.63%, 01/15/26 - 07/15/32 (h)	45	44
0.50%, 01/15/28 (h)	64	61
1.75%, 01/15/28 - 01/15/34 (h)	419	405
1.25%, 04/15/28 (h)	84	82
0.75%, 07/15/28 - 02/15/45 (h)	319	252
2.38%, 10/15/28 (h)	456	464
0.88%, 01/15/29 (h)	63	60
2.50%, 01/15/29 (h)	88	90
2.13%, 04/15/29 - 02/15/54 (h)	277	267
3.88%, 04/15/29 (h)	173	185
0.25%, 07/15/29 (h)	74	69
1.63%, 10/15/29 (h)	70	69
1.13%, 01/15/33 (h)	21	20
1.38%, 07/15/33 - 02/15/44 (h)	164	145
1.50%, 02/15/53 (h)	10	8
		2,544
Sovereign 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.38%, 02/08/35	80	77
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	162
3.50%, 02/12/34	360	287
Government of the Province of Manitoba
4.30%, 07/27/33	155	149
Government of the Republic of Panama
3.30%, 01/19/33	350	264
The Province of Alberta, Government of
4.50%, 01/24/34	330	320
The Province of British Columbia, Government of
4.20%, 07/06/33	303	288
		1,547
Collateralized Mortgage Obligations 0.1%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 5.57%, (SOFR 30-Day Average + 1.00%), 05/25/44 (g)	72	72
Federal Home Loan Mortgage Corporation
Series 2021-M1-DNA7, REMIC, 5.42%, (SOFR 30-Day Average + 0.85%), 11/25/41 (g)	79	79
Series 2024-A1-HQA1, REMIC, 5.82%, (SOFR 30-Day Average + 1.25%), 03/25/44 (g)	264	265
Series 2024-A1-DNA2, REMIC, 5.82%, (SOFR 30-Day Average + 1.25%), 05/25/44 (g)	107	108
Government National Mortgage Association
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	89
		613
Total Government And Agency Obligations (cost $102,861)		93,204
CORPORATE BONDS AND NOTES 12.6%
Financials 4.1%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (i)	325	324
AerCap Ireland Capital Designated Activity Company
5.75%, 06/06/28	350	357
6.15%, 09/30/30	150	157
AIB Group Public Limited Company
6.61%, 09/13/29 (i)	200	209
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (i)	240	241
American Express Company
6.49%, 10/30/31	335	358
American Honda Finance Corporation
5.65%, 11/15/28	200	205
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (i)	255	259
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (i)	417	455
Arthur J. Gallagher & Co.
4.85%, 12/15/29	40	40
Athene Global Funding
4.86%, 08/27/26 (i)	335	335
Avolon Holdings Funding Limited
5.75%, 03/01/29 (i)	305	308
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.38%, 04/17/25 (i)	155	155
Banco Santander, S.A.
3.49%, 05/28/30 (j)	200	182
5.44%, 07/15/31 (j)	400	399
Bank of America Corporation
2.65%, 03/11/32	250	216
2.68%, 06/19/41	340	236
4.33%, 03/15/50	175	143
Bank of New York Mellon Corporation, The
6.47%, 10/25/34	225	243
Banque Nationale Du Canada
5.60%, 12/18/28	385	392
Barclays PLC
2.85%, 05/07/26 (j)	250	248
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
2.28%, 11/24/27 (j)	200	190
BlackRock, Inc.
4.70%, 03/14/29	95	95
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (i)	145	149
BNP Paribas
2.22%, 06/09/26 (i) (j)	245	241
CaixaBank, S.A.
6.84%, 09/13/34 (i)	230	244
Capital One Financial Corporation
3.65%, 05/11/27	240	234
Caterpillar Financial Services Corporation
5.00%, 05/14/27	385	389
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	85
Citigroup Inc.
6.17%, 05/25/34	135	138
CNO Global Funding
2.65%, 01/06/29 (i)	445	402
Corebridge Financial, Inc.
4.40%, 04/05/52	415	334
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	224
Danske Bank A/S
5.71%, 03/01/30 (i)	200	203
Discover Bank
2.70%, 02/06/30	250	221
Encore Capital Group, Inc.
9.25%, 04/01/29 (i) (j)	245	261
Fifth Third Bancorp
6.34%, 07/27/29	55	57
4.90%, 09/06/30	70	69
FirstCash, Inc.
6.88%, 03/01/32 (i)	249	250
Fiserv, Inc.
3.20%, 07/01/26	110	108
5.45%, 03/15/34	245	245
Ford Motor Credit Company LLC
7.12%, 11/07/33	200	209
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	299
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	550	540
HSBC Holdings PLC
2.21%, 08/17/29 (j)	200	180
7.40%, 11/13/34	200	217
ING Groep N.V.
6.11%, 09/11/34 (j)	200	206
Intercontinental Exchange, Inc.
5.25%, 06/15/31	175	177
John Deere Capital Corporation
4.50%, 01/08/27	395	396
JPMorgan Chase & Co.
3.63%, 12/01/27	300	292
5.30%, 07/24/29	355	358
2.96%, 05/13/31	110	98
Lloyds Banking Group PLC
5.46%, 01/05/28 (j)	200	202
MassMutual Global Funding II
5.10%, 04/09/27 (c) (i)	330	334
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	399
Moody's Corporation
2.00%, 08/19/31	310	257
Morgan Stanley
3.13%, 07/27/26	275	269
5.66%, 04/18/30	330	335
3.22%, 04/22/42	300	223
National Securities Clearing Corporation
1.50%, 04/23/25 (i)	355	352
Nationwide Building Society
1.50%, 10/13/26 (i)	380	360
OneMain Finance Corporation
7.88%, 03/15/30	240	250
Osaic Holdings, Inc.
10.75%, 08/01/27 (c) (i)	450	465
PACCAR Financial Corp.
5.20%, 11/09/26	350	354
5.00%, 05/13/27	170	172
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (i)	156	164
PRA Group, Inc.
8.88%, 01/31/30 (i)	250	259
RGA Global Funding
5.45%, 05/24/29 (i)	190	193
Saks Global Enterprises LLC
11.00%, 12/15/29 (i)	265	255
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	180
Santander UK Group Holdings PLC
2.47%, 01/11/28 (j)	200	189
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (i)	335	338
Standard Chartered PLC
2.61%, 01/12/28 (i)	200	190
State Street Corporation
5.16%, 05/18/34	205	204
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	201
Teachers Insurance And Annuity Association of America
4.27%, 05/15/47 (i)	400	321
Toronto-Dominion Bank, The
4.99%, 04/05/29 (j)	330	330
Toyota Motor Credit Corporation
4.80%, 01/05/26	350	351
UBS Group AG
4.13%, 09/24/25 (i) (j)	375	373
VistaJet Group Holding SA
9.50%, 06/01/28 (c) (i)	250	251
Wells Fargo & Company
2.39%, 06/02/28	155	146
6.30%, 10/23/29	210	218
3.07%, 04/30/41	535	389
Westpac New Zealand Limited
5.20%, 02/28/29 (i)	225	226
Willis North America Inc.
4.50%, 09/15/28	195	192
		21,515
Energy 1.5%
6297782 LLC
5.03%, 10/01/29 (i)	50	49
Aethon United BR LP
7.50%, 10/01/29 (i)	250	256
Apa Infrastructure Limited
4.25%, 07/15/27 (i)	225	221
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (i)	230	235
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	99
Canadian Natural Resources Limited
2.95%, 07/15/30	170	151
CVR Energy, Inc.
8.50%, 01/15/29 (i)	235	225
Diamond Foreign Asset Co.
8.50%, 10/01/30 (i)	50	52
Enbridge Inc.
4.25%, 12/01/26	275	272
6.20%, 11/15/30	40	42
5.63%, 04/05/34	90	90
8.25%, 01/15/84 (j)	470	491
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (i)	235	247
Energy Transfer LP
6.75%, (100, 05/15/25) (k)	40	40
5.25%, 04/15/29	120	121
3.75%, 05/15/30	75	70
6.55%, 12/01/33	100	106
8.00%, 05/15/54	267	281

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Enterprise Products Operating LLC
4.60%, 01/11/27	510	510
Harvest Midstream I, L.P.
7.50%, 09/01/28 (i)	130	131
Hess Corporation
4.30%, 04/01/27	150	149
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (i)	215	219
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (i)	230	233
Kinetik Holdings LP
6.63%, 12/15/28 (i)	145	148
NGL Energy Operating LLC
8.13%, 02/15/29 (i)	238	241
Occidental Petroleum Corporation
5.38%, 01/01/32	150	147
PBF Holding Company LLC
7.88%, 09/15/30 (i)	235	231
Permian Resources Operating, LLC
7.00%, 01/15/32 (i)	240	244
Pioneer Natural Resources Company
1.13%, 01/15/26	115	111
5.10%, 03/29/26	55	55
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	53
SM Energy Company
7.00%, 08/01/32 (i)	236	232
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (i)	235	243
Sunoco LP
7.00%, 05/01/29 (i)	245	251
Targa Resources Corp.
5.50%, 02/15/35	85	84
Targa Resources Partners LP
5.00%, 01/15/28	136	135
TotalEnergies Capital International
2.99%, 06/29/41	265	190
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (i) (k)	270	282
Vital Energy, Inc.
7.88%, 04/15/32 (c) (i)	265	255
Weatherford International Ltd
8.63%, 04/30/30 (i)	236	244
Williams Companies, Inc., The
5.15%, 03/15/34	55	53
Williams Partners L.P.
5.10%, 09/15/45	175	157
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	465
		8,111
Consumer Discretionary 1.2%
Adient Global Holdings Ltd
8.25%, 04/15/31 (c) (i)	145	148
Amazon.com, Inc.
3.88%, 08/22/37	225	198
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (i)	240	234
AutoZone, Inc.
5.05%, 07/15/26	315	317
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (i)	225	240
Carvana Co.
12.00%, 12/01/28 (i) (l)	27	29
13.00%, 06/01/30 (i) (l)	47	52
14.00%, 06/01/31 (i) (l)	57	68
Clarios Global LP
8.50%, 05/15/27 (i)	235	236
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (i)	233	242
EG Global Finance PLC
12.00%, 11/30/28 (i)	430	481
Expedia Group, Inc.
5.00%, 02/15/26	73	73
Hyundai Capital America
1.65%, 09/17/26 (i)	245	232
6.50%, 01/16/29 (i)	70	73
5.35%, 03/19/29 (i)	30	30
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (i)	235	244
LGI Homes, Inc.
8.75%, 12/15/28 (i)	240	251
Marriott International, Inc.
4.65%, 12/01/28	305	302
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (i)	170	170
Mohawk Industries, Inc.
5.85%, 09/18/28	160	164
NCL Corporation Ltd.
8.38%, 02/01/28 (i)	230	240
O'Reilly Automotive, Inc.
5.75%, 11/20/26	60	61
3.60%, 09/01/27	150	145
5.00%, 08/19/34	250	243
Sabre GLBL Inc.
10.75%, 11/15/29 (i)	400	413
Six Flags Operations Inc.
7.25%, 05/15/31 (c) (i)	435	444
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	410
TJX Companies, Inc., The
1.60%, 05/15/31	155	127
Volkswagen Group of America Finance, LLC
6.45%, 11/16/30 (i)	400	415
		6,282
Health Care 1.2%
AbbVie Inc.
3.20%, 05/14/26	300	295
4.70%, 05/14/45	100	89
4.25%, 11/21/49	195	158
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	234
Banner Health
1.90%, 01/01/31	70	58
Bayer US Finance LLC
6.38%, 11/21/30 (i)	200	206
Becton, Dickinson and Company
3.70%, 06/06/27	180	176
2.82%, 05/20/30	140	125
Biogen Inc.
2.25%, 05/01/30	320	277
Bristol-Myers Squibb Company
5.10%, 02/22/31	40	40
CommonSpirit Health
2.78%, 10/01/30	75	66
Community Health Systems, Inc.
8.00%, 12/15/27 (i)	335	335
CVS Health Corporation
5.05%, 03/25/48	475	392
Health Care Service Corporation, A Mutual Legal Reserve Company
5.45%, 06/15/34 (i)	120	120
Heartland Dental, LLC
10.50%, 04/30/28 (i)	425	451
Herbalife International, Inc.
12.25%, 04/15/29 (i)	259	271
Humana Inc.
2.15%, 02/03/32	120	96
5.95%, 03/15/34	165	166
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	200	204
IQVIA Inc.
6.25%, 02/01/29	90	93
6.50%, 05/15/30 (i)	250	255
Northwell Health, Inc.
3.98%, 11/01/46	175	135
Perrigo Finance Unlimited Company
4.90%, 06/15/30 (m) (n)	315	295

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Providence St. Joseph Health
3.93%, 10/01/48	550	420
Revvity, Inc.
1.90%, 09/15/28	210	188
Solventum Corporation
5.40%, 03/01/29	200	201
Stanford Health Care
3.80%, 11/15/48	150	116
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	109
UnitedHealth Group Incorporated
4.70%, 04/15/29	190	189
2.90%, 05/15/50	270	167
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	260
		6,187
Communication Services 0.8%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	223
AT&T Inc.
4.35%, 03/01/29	35	34
2.25%, 02/01/32	290	240
3.50%, 06/01/41	230	177
CCO Holdings, LLC
6.38%, 09/01/29 (i)	235	233
7.38%, 03/01/31 (i)	240	245
Charter Communications Operating, LLC
6.15%, 11/10/26	215	219
6.10%, 06/01/29	75	77
Comcast Corporation
2.65%, 02/01/30	70	63
3.90%, 03/01/38	200	168
Cox Communications, Inc.
5.45%, 09/01/34 (i)	100	97
2.95%, 10/01/50 (i)	295	171
DISH Network Corporation
11.75%, 11/15/27 (i)	467	494
EchoStar Corporation
10.75%, 11/30/29	75	81
Iliad Holding
7.00%, 04/15/32 (i)	250	252
Level 3 Financing, Inc.
10.50%, 04/15/29 (i)	335	373
Midcontinent Communications
8.00%, 08/15/32 (i)	242	248
Outfront Media Capital Corporation
7.38%, 02/15/31 (i)	85	89
Rogers Communications Inc.
4.50%, 03/15/42	315	265
T-Mobile USA, Inc.
5.75%, 01/15/34	220	226
Verizon Communications Inc.
2.65%, 11/20/40	135	92
4.00%, 03/22/50	150	114
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	185
Windstream Services, LLC
8.25%, 10/01/31 (i)	150	155
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (c) (i)	35	30
		4,551
Industrials 0.8%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (i)	245	248
Bombardier Inc.
7.25%, 07/01/31 (i)	240	248
Canadian National Railway Company
5.85%, 11/01/33	215	225
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	99
2.88%, 11/15/29	210	192
3.50%, 05/01/50	180	128
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (i)	230	220
Cummins Inc.
4.90%, 02/20/29	40	40
Deluxe Corporation
8.13%, 09/15/29 (i)	255	259
GATX Corporation
6.90%, 05/01/34	220	242
Ingersoll Rand Inc.
5.18%, 06/15/29	405	409
JetBlue Airways Corporation
9.88%, 09/20/31 (i)	235	250
LATAM Airlines Group S.A.
7.88%, 04/15/30 (i)	245	247
Lockheed Martin Corporation
3.55%, 01/15/26	125	124
Onesky Flight, LLC
8.88%, 12/15/29 (i)	250	251
Owens Corning
5.70%, 06/15/34	115	117
Republic Services, Inc.
3.38%, 11/15/27	100	97
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (i)	235	235
Uber Technologies, Inc.
5.35%, 09/15/54	60	55
Waste Connections, Inc.
2.20%, 01/15/32	145	119
Waste Management, Inc.
4.88%, 02/15/34 (c)	250	245
		4,050
Utilities 0.7%
Ameren Corporation
5.70%, 12/01/26	215	219
American Electric Power Company, Inc.
5.20%, 01/15/29	310	312
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	48
3.70%, 01/15/39 (i)	50	40
CMS Energy Corporation
3.00%, 05/15/26	100	98
DTE Energy Company
4.95%, 07/01/27	60	60
Duke Energy Corporation
4.85%, 01/05/27	320	321
Duke Energy Progress, LLC
3.70%, 10/15/46	100	74
Enel Finance International N.V.
2.13%, 07/12/28 (i) (m)	200	181
Eversource Energy
3.30%, 01/15/28	100	95
Exelon Corporation
5.15%, 03/15/29	70	70
FirstEnergy Transmission, LLC
5.00%, 01/15/35 (i)	95	92
Georgia Power Company
5.00%, 02/23/27	160	161
New York State Electric & Gas Corporation
5.30%, 08/15/34 (i)	120	118
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (m)	155	156
NiSource Finance Corp.
3.95%, 03/30/48	150	114
NRG Energy, Inc.
10.25%, (100, 03/15/28) (i) (k)	169	187
Pacific Gas And Electric Company
2.10%, 08/01/27	135	126
Southern California Edison Company
5.15%, 06/01/29	335	337
Southern Company Gas Capital Corporation
4.95%, 09/15/34	265	256
Talen Energy Supply, LLC
8.63%, 06/01/30 (i)	225	240
The Southern Company
5.70%, 03/15/34	165	169

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Vistra Corp.
8.00%, (100, 10/15/26) (i) (k)	247	251
		3,725
Information Technology 0.7%
Amphenol Corporation
4.75%, 03/30/26	25	25
5.05%, 04/05/29	105	106
2.20%, 09/15/31	90	75
Atlassian Corporation
5.25%, 05/15/29	70	70
Broadcom Inc.
5.05%, 07/12/29	400	402
Cadence Design Systems, Inc.
4.30%, 09/10/29	110	108
Cloud Software Group, Inc.
9.00%, 09/30/29 (i)	120	122
8.25%, 06/30/32 (i)	360	371
Diebold Nixdorf, Incorporated
7.75%, 03/31/30 (i)	135	139
Foundry JV Holdco LLC
6.15%, 01/25/32 (i)	200	202
McAfee Corp.
7.38%, 02/15/30 (i)	250	243
Microchip Technology Incorporated
5.05%, 03/15/29	95	95
Microsoft Corporation
2.92%, 03/17/52	100	66
Motorola Solutions, Inc.
5.00%, 04/15/29	95	95
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (i)	225	243
NXP B.V.
3.15%, 05/01/27	35	34
Roper Technologies, Inc.
3.80%, 12/15/26	375	369
Salesforce, Inc.
2.70%, 07/15/41	350	246
UKG Inc.
6.88%, 02/01/31 (i)	240	244
VMware LLC
1.40%, 08/15/26	320	303
		3,558
Real Estate 0.6%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (c) (i)	89	79
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	269
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (i)	227	215
CBRE Services, Inc.
5.50%, 04/01/29	65	66
Crown Castle Inc.
2.25%, 01/15/31	185	156
2.10%, 04/01/31	255	211
Essex Portfolio, L.P.
3.38%, 04/15/26	525	516
Healthpeak OP, LLC
2.13%, 12/01/28	85	76
Kimco Realty OP, LLC
3.30%, 02/01/25	150	150
ProLogis, L.P.
4.00%, 09/15/28	410	399
Public Storage Operating Company
1.95%, 11/09/28	125	112
Realty Income Corporation
2.20%, 06/15/28	75	69
Regency Centers, L.P.
3.60%, 02/01/27	100	98
Simon Property Group, L.P.
2.65%, 02/01/32	350	298
Uniti Group Inc.
10.50%, 02/15/28 (i)	180	192
6.50%, 02/15/29 (i)	70	64
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	165
W.P. Carey Inc.
3.85%, 07/15/29	150	142
		3,277
Consumer Staples 0.6%
Altria Group, Inc.
2.35%, 05/06/25	20	20
5.80%, 02/14/39	200	198
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	275
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (c) (i)	360	371
B.A.T Capital Corporation
5.83%, 02/20/31	65	67
4.39%, 08/15/37	295	254
Coty Inc.
6.63%, 07/15/30 (i)	111	113
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (i)	110	117
Kroger Co., The
5.00%, 09/15/34	70	68
Mondelez International, Inc.
4.75%, 02/20/29	365	364
Nestle Holdings, Inc.
4.85%, 03/14/33 (i)	250	247
RELX Capital Inc.
3.00%, 05/22/30	95	86
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (i)	235	246
Sigma Holdco B.V.
7.88%, 05/15/26 (i)	257	254
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	123
Williams Scotsman, Inc.
7.38%, 10/01/31 (i)	352	362
		3,165
Materials 0.4%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	15
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (i)	200	185
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	272
ERO Copper Corp.
6.50%, 02/15/30 (i)	255	248
First Quantum Minerals Ltd
8.63%, 06/01/31 (i)	249	256
LYB International Finance II B.V.
3.50%, 03/02/27	325	316
Martin Marietta Materials, Inc.
5.50%, 12/01/54	350	330
Nucor Corporation
3.95%, 05/01/28	233	227
Vulcan Materials Company
4.50%, 06/15/47	100	83
		1,932
Total Corporate Bonds And Notes (cost $68,889)		66,353
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.7%
Ally Bank
Series 2024-A2-B, 4.97%, 09/15/32	233	233
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	295	268
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (g)	79	67
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (g)	82	70
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (g)	24	21
Angel Oak Mortgage Trust 2023-3
Series 2023-A1-3, REMIC, 4.80%, 09/26/67 (m)	160	157

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Bank5 2024-5YR12
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (g)	80	82
Bank5 2024-5YR8
Series 2024-A3-5YR8, REMIC, 5.88%, 07/17/29	125	128
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	85	76
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.67%, (SOFR 30-Day Average + 1.10%), 12/26/31 (g)	178	179
BBCMS Mortgage Trust 2024-5C27
Series 2024-A3-5C27, REMIC, 6.01%, 06/15/29	45	46
Benchmark 2023-V3 Mortgage Trust
Series 2023-A3-V3, REMIC, 6.36%, 07/17/28	272	282
Benchmark 2024-V8 Mortgage Trust
Series 2024-AM-V8, REMIC, 6.63%, 07/16/29 (g)	300	314
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 5.74%, (1 Month Term SOFR + 1.34%), 02/15/39 (g)	338	336
BMO 2024-5C4 Mortgage Trust
Series 2024-A3-5C4, REMIC, 6.53%, 04/17/29	55	58
BMO 2024-5C5 Mortgage Trust
Series 2024-A3-5C5, REMIC, 5.86%, 08/17/29	360	368
BMO 2024-C9 Mortgage Trust
Series 2024-A5-C9, REMIC, 5.76%, 07/15/34	375	387
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	20	19
BX Trust 2021-LGCY
Series 2021-C-LGCY, 5.52%, (1 Month Term SOFR + 1.12%), 10/15/36 (g)	295	293
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	129
CarMax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	95	96
Series 2023-B-3, 5.47%, 02/15/29	80	80
CarMax Auto Owner Trust 2024-1
Series 2024-B-1, 5.17%, 12/15/27	15	15
CarMax Auto Owner Trust 2024-3
Series 2024-A3-3, 4.89%, 07/16/29	45	45
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	186
Carvana Auto Receivables Trust 2024-N1
Series 2024-A3-N1, 5.60%, 03/10/26	25	25
Series 2024-B-N1, 5.63%, 01/11/27	30	30
Carvana Auto Receivables Trust 2024-N3
Series 2024-B-N3, 4.67%, 12/10/30	390	386
Carvana Auto Receivables Trust 2024-P4
Series 2024-A3-P4, 4.64%, 04/10/28	65	65
Series 2024-A4-P4, 4.74%, 09/10/29	110	110
CCG Receivables Trust 2024-1
Series 2024-A2-1, 4.99%, 12/14/27	155	156
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.52%, 05/11/35 (g)	100	96
Clarus Capital Funding 2024-1 LLC
Series 2024-A2-1A, 4.71%, 05/20/27	209	208
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	6	6
COMM 2015-CCRE23 Mortgage Trust
Series 2015-AM-CR23, REMIC, 3.80%, 04/11/25	330	327
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	285	272
Dell Equipment Finance Trust 2024-2
Series 2024-A3-2, 4.59%, 08/22/30	100	100
Drive Auto Receivables Trust 2024-2
Series 2024-B-2, 4.52%, 03/15/27	205	203
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	79	76
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-B-A, 6.53%, 11/25/30	66	67
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (g)	12	11
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 10/25/65 (g)	63	58
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (g)	52	43
Elmwood CLO 20 Ltd
Series 2022-AR-7A, 6.15%, (3 Month Term SOFR + 1.50%), 01/21/37 (g)	250	250
Enterprise Fleet Financing 2023-2 LLC
Series 2023-A2-2, 5.56%, 10/20/26	223	225
Enterprise Fleet Financing 2024-4, LLC
Series 2024-A2-4, 4.69%, 01/20/27	55	55
Series 2024-A4-4, 4.70%, 08/20/29	75	74
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 5.89%, (1 Month Term SOFR + 1.49%), 07/15/38 (g)	115	115
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	165
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	287
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	65	65
Golub Capital Partners CLO 43B Ltd
Series 2019-A1R-43A, 5.85%, (3 Month Term SOFR + 1.34%), 10/20/37 (g)	250	250
Grace Trust
Series 2020-C-GRCE, REMIC, 2.68%, 12/12/30 (g)	150	123
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.94%, 11/25/41 (g)	67	57
Highbridge Loan Management 5-2015 Ltd
Series 5A-A1R3-2015, 5.66%, (3 Month Term SOFR + 0.00%), 10/15/30 (g)	250	250
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-A-609M, REMIC, 6.34%, (1 Month Term SOFR + 1.48%), 10/17/33 (g)	250	247
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (g)	100	89
Jamestown CLO Ltd
Series 2020-A1R-15A, 6.03%, (3 Month Term SOFR + 1.37%), 07/15/35 (g)	250	251
Jersey Mike's Funding, LLC
Series 2019-A2-1A, 4.43%, 02/15/27	50	49
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	406
MARQ Trust 2024-HOU
Series 2024-A-HOU, REMIC, 6.91%, (1 Month Term SOFR + 1.59%), 06/15/26 (g)	100	100
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (g)	99	94
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 5.61%, (1 Month Term SOFR + 1.22%), 04/15/26 (g)	288	288
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/13/32	220	192
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	69	54
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	16	15
Navient Private Education REFI Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	42	41
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 5.19%, (1 Month Term SOFR + 0.85%), 03/26/68 (g)	38	38
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	162	148
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (g)	179	148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (g)	13	11
Series 2019-2A2-EXP3, REMIC, 5.55%, (1 Month Term SOFR + 1.21%), 09/25/59 (g)	6	6
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (g)	51	44
Series 2020-2A2-EXP1, REMIC, 5.40%, (1 Month Term SOFR + 1.06%), 01/26/60 (g)	11	11
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	28	28
Octane Receivables Trust 2024-RVM1
Series 2024-A-RVM1, 5.01%, 01/22/49	100	100
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1R2-3A, 6.17%, (3 Month Term SOFR + 1.65%), 11/17/36 (g)	320	322
Palmer Square CLO Ltd
Series 2021-A-2A, 6.07%, (3 Month Term SOFR + 1.41%), 07/17/34 (g)	255	255
Porsche Innovative Lease Owner Trust 2024-2
Series 2024-A4-2A, 4.26%, 02/20/27	100	99
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	90	90
Progress Residential 2024-SFR4 Trust
Series 2024-A-SFR4, REMIC, 3.10%, 07/19/29	100	91
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.18%, 11/25/36 (g)	225	186
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (g)	172	152
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/26/28 (d) (m)	100	100
Santander Bank, N.A.
Series 2022-B-C, 6.45%, 12/15/32	60	60
Santander Drive Auto Receivables Trust 2024-5
Series 2024-A3-5, 4.62%, 10/15/26	90	90
Series 2024-B-5, 4.63%, 06/15/27	105	105
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	265
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	25	25
Series 2024-A4-A, 5.24%, 07/20/26	25	25
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-A-DSNY, REMIC, 6.69%, (1 Month Term SOFR + 1.45%), 05/18/26 (g)	150	150
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	190	195
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	167	150
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 5.96%, (1 Month Term SOFR + 1.56%), 08/15/25 (g)	7	7
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	41	39
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	144	128
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (g)	68	66
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (g)	23	21
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	90	91
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (g)	60	58
Towd Point Mortgage Trust 2024-1
Series 2024-A1-1, REMIC, 4.71%, 07/25/39 (g)	247	248
Towd Point Mortgage Trust 2024-3
Series 2024-A1B-3, REMIC, 5.15%, 04/25/38 (g)	92	90
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	134	136
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	75	76
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (g) (m)	40	39
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (g)	200	191
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (g)	38	33
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (g) (m)	95	95
Verus Securitization Trust 2024-INV1
Series 2024-A2-INV1, REMIC, 6.32%, 03/25/69 (g) (m)	162	163
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,653)		14,291
PREFERRED STOCKS 0.3%
Health Care 0.2%
Roche Holding AG	5	1,302
Consumer Discretionary 0.1%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	6	341
Financials 0.0%
Osaic Financial Services, Inc., 6.50%, 11/30/27 (a)	6	130
Total Preferred Stocks (cost $2,098)		1,773
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Information Technology 0.1%
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 9.52%, (SOFR + 5.00%), 09/10/32 (g)	115	117
2024 2nd Lien Term Loan, 0.00%, (SOFR + 5.00%), 11/12/32 (g) (o)	55	56
LSF9 Atlantis Holdings, LLC
2024 1st Lien Term Loan B, 9.85%, (SOFR + 5.25%), 09/10/29 (g)	234	236
Sophia, L.P.
2024 2nd Lien Term Loan, 9.33%, (SOFR + 4.75%), 11/14/32 (g)	250	254
		663
Consumer Discretionary 0.1%
Varsity Brands, Inc.
2024 Term Loan B, 8.27%, (SOFR + 3.75%), 07/30/31 (g)	250	250
Utilities 0.1%
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 06/22/29 (g) (o)	140	139
2024 1st Lien Term Loan B, 9.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (g)	110	109
		248
Health Care 0.0%
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.71%, (SOFR + 4.00%), 04/23/31 (g)	244	246
Financials 0.0%
Truist Insurance Holdings LLC
2nd Lien Term Loan, 9.35%, (3 Month Term SOFR + 4.75%), 03/08/32 (g)	37	37
Total Senior Floating Rate Instruments (cost $1,432)		1,444
INVESTMENT COMPANIES 0.0%
Sprott Asset Management LP	1	16
Total Investment Companies (cost $21)		16
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.36% (p) (q)	1,293	1,293
T. Rowe Price Government Reserve Fund - Institutional Class, 4.45% (p) (q)	5,693	5,693
		6,986

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.46% (p) (q)	2,894	2,894
Total Short Term Investments (cost $9,880)		9,880
Total Investments 100.6% (cost $466,237)		530,699
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (0.6)%		(3,354)
Total Net Assets 100.0%		527,340

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2024, the total payable for investments purchased on a delayed delivery basis was $1,945.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $29,569 and 5.6% of the Fund.

(j) Convertible security.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(o) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/T. Rowe Price Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	615	47,962	47,284	82	—	—	1,293	0.2
JNL Government Money Market Fund, 4.46% - Class SL	1,658	35,909	34,673	120	—	—	2,894	0.6
T. Rowe Price Government Reserve Fund, 4.45% - Institutional Class	4,592	56,810	55,709	315	—	—	5,693	1.1
	6,865	140,681	137,666	517	—	—	9,880	1.9

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.3%
Japan	3.7
United Kingdom	3.6
Canada	2.5
France	2.1
Germany	1.8
Switzerland	1.8
Netherlands	1.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Summary of Investments by Country^	Total Long Term Investments
Australia	1.0
Taiwan	0.6
Italy	0.5
Norway	0.5
Sweden	0.5
Singapore	0.5
Spain	0.4
Denmark	0.3
Ireland	0.3
South Korea	0.3
Chile	0.3
Finland	0.2
Mexico	0.2
Belgium	0.2
Cayman Islands	0.2
Hong Kong	0.1
India	0.1
China	0.1
Brazil	0.1
South Africa	0.1
Zambia	0.1
Panama	0.1
Malta	0.1
New Zealand	—
Vietnam	—
Luxembourg	—
Peru	—
Portugal	—
Saudi Arabia	—
Kazakhstan	—
Puerto Rico	—
Bahrain	—
Thailand	—
Russian Federation	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	03/08/22	412	386	0.1
Amadeus IT Holding, S.A.	04/03/20	461	566	0.1
Bridgepoint Group PLC	07/21/21	300	358	0.1
Cellnex Telecom, S.A.	07/16/24	30	26	—
Digital Core REIT Management Pte. Ltd.	02/09/24	19	18	—
Joint Stock Company Alrosa (Public Joint Stock Company)	06/07/24	65	—	—
Kojamo Oyj	11/11/24	18	17	—
Lundin Gold Inc.	08/15/23	30	52	—
NAC Kazatomprom JSC	12/09/22	53	62	—
Public Joint Stock Company Polyus	09/14/23	27	—	—
Samsonite International S.A.	08/06/19	152	236	—
Siemens Healthineers AG	01/29/19	730	812	0.2
		2,297	2,533	0.5

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	17	April 2025	3,493	—	2
United States 5 Year Note	62	April 2025	6,619	(6)	(28)
United States Ultra Bond	2	March 2025	250	(1)	(12)
				(7)	(38)
Short Contracts
United States 10 Year Ultra Bond	(6)	March 2025	(677)	2	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.42 (Q)	0.45	1.00	06/20/29	(1,000)	22	—	—

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	SSB	01/06/25	JPY	1,403	9	—
JPY/USD	SSB	01/07/25	JPY	7,265	46	—
USD/JPY	SSB	01/06/25	JPY	(559)	(3)	—
					52	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	256,152	87,586	—	343,738
Government And Agency Obligations	—	93,204	—	93,204
Corporate Bonds And Notes	—	66,353	—	66,353
Non-U.S. Government Agency Asset-Backed Securities	—	14,191	100	14,291
Preferred Stocks	130	1,643	—	1,773
Senior Floating Rate Instruments	—	1,444	—	1,444
Investment Companies	16	—	—	16
Short Term Investments	9,880	—	—	9,880
	266,178	264,421	100	530,699
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	11	—	—	11
Open Forward Foreign Currency Contracts	—	—	—	—
	11	—	—	11
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(40)	—	—	(40)
Open Forward Foreign Currency Contracts	—	—	—	—
	(40)	—	—	(40)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Equity Fund
COMMON STOCKS 99.6%
Information Technology 34.7%
Advanced Micro Devices, Inc. (a)	34	4,133
ANSYS, Inc. (a)	9	2,879
Apple Inc.	112	28,151
Aurora Innovations Inc. - Class A (a)	354	2,228
Autodesk, Inc. (a)	11	3,261
Broadcom Inc.	33	7,637
CCC Intelligent Solutions Holdings Inc. (a)	132	1,548
Informatica Inc. - Class A (a)	19	485
Intuit Inc.	12	7,242
KLA Corporation	1	477
Lam Research Corporation	20	1,439
Marvell Technology, Inc.	30	3,362
Microsoft Corporation	105	44,298
NVIDIA Corporation	234	31,398
NXP Semiconductors N.V.	14	2,806
PTC Inc. (a)	79	14,443
Roper Technologies, Inc.	28	14,779
Salesforce, Inc.	15	4,879
Teledyne Technologies Incorporated (a)	8	3,905
Workday, Inc. - Class A (a)	14	3,733
		183,083
Health Care 18.6%
Abbott Laboratories	65	7,373
Alnylam Pharmaceuticals, Inc. (a)	2	505
argenx SE - ADR (a)	1	859
Ascendis Pharma A/S - ADR (a)	4	571
Becton, Dickinson and Company	68	15,439
Biogen Inc. (a)	10	1,458
BioNTech SE - ADR (a)	8	866
Cencora, Inc.	3	702
Cytokinetics, Incorporated (a)	15	698
Danaher Corporation	46	10,493
Eli Lilly and Company	9	6,794
GE HealthCare Technologies Inc.	6	454
Humana Inc.	9	2,298
Icon Public Limited Company (a)	9	1,976
McKesson Corporation	13	7,450
Revvity, Inc.	104	11,612
The Cigna Group	13	3,652
Thermo Fisher Scientific Inc.	18	9,349
UnitedHealth Group Incorporated	31	15,852
		98,401
Industrials 10.6%
AMETEK, Inc.	10	1,748
Boeing Company, The (a)	16	2,798
CSX Corporation	41	1,310
Fortive Corporation	200	14,970
General Electric Company	14	2,368
IDEX Corporation	3	696
Ingersoll Rand Inc.	31	2,839
Nordson Corporation	4	831
Northrop Grumman Corporation	10	4,639
Republic Services, Inc.	6	1,177
RTX Corporation	84	9,740
Veralto Corporation	51	5,244
Waste Connections, Inc.	44	7,563
		55,923
Consumer Discretionary 9.7%
Amazon.com, Inc. (a)	132	28,858
Chipotle Mexican Grill, Inc. (a)	14	870
Hilton Worldwide Holdings Inc.	13	3,306
Marriott International, Inc. - Class A	4	1,237
McDonald's Corporation	11	3,278
NIKE, Inc. - Class B	24	1,812
Service Corporation International	49	3,925
Starbucks Corporation	31	2,849
Yum! Brands, Inc.	39	5,232
		51,367
Financials 7.4%
Arthur J. Gallagher & Co.	8	2,161
CME Group Inc. - Class A	3	807
Intercontinental Exchange, Inc.	26	3,803
Marsh & Mclennan Companies, Inc.	6	1,220
MasterCard Incorporated - Class A	16	8,648
MSCI Inc. - Class A	1	681
S&P Global Inc.	1	259
The PNC Financial Services Group, Inc.	13	2,464
Visa Inc. - Class A	28	8,723
Willis Towers Watson Public Limited Company (b)	32	9,964
		38,730
Utilities 6.9%
Alliant Energy Corporation	49	2,913
Ameren Corporation	125	11,146
CenterPoint Energy, Inc.	315	10,001
CMS Energy Corporation	31	2,073
DTE Energy Company	24	2,901
NiSource Inc.	172	6,335
WEC Energy Group Inc.	6	570
XCEL Energy Inc.	8	529
		36,468
Communication Services 6.3%
Alphabet Inc. - Class A	97	18,399
Alphabet Inc. - Class C	7	1,376
Meta Platforms, Inc. - Class A	22	12,850
Walt Disney Company, The	7	788
		33,413
Energy 2.3%
Canadian Natural Resources Limited	275	8,500
Expand Energy Corporation	28	2,757
Schlumberger Limited	17	665
		11,922
Materials 1.6%
Linde Public Limited Company	11	4,443
Martin Marietta Materials, Inc.	3	1,328
Vulcan Materials Company	11	2,834
		8,605
Real Estate 1.0%
American Tower Corporation	16	2,910
SBA Communications Corporation - Class A	12	2,366
		5,276
Consumer Staples 0.5%
Dollar Tree, Inc. (a)	19	1,431
Keurig Dr Pepper Inc.	40	1,298
		2,729
Total Common Stocks (cost $530,794)		525,917
SHORT TERM INVESTMENTS 2.2%
Securities Lending Collateral 1.9%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	10,171	10,171
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	1,630	1,630
T. Rowe Price Government Reserve Fund - Institutional Class, 4.45% (c) (d)	3	3
		1,633
Total Short Term Investments (cost $11,804)		11,804
Total Investments 101.8% (cost $542,598)		537,721
Other Assets and Liabilities, Net (1.8)%		(9,448)
Total Net Assets 100.0%		528,273

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/T. Rowe Price Capital Appreciation Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	—	501,622	499,992	83	—	—	1,630	0.3
JNL Government Money Market Fund, 4.46% - Class SL	—	10,171	—	—	—	—	10,171	1.9
T. Rowe Price Government Reserve Fund, 4.45% - Institutional Class	—	17,666	17,663	3	—	—	3	—
	—	529,459	517,655	86	—	—	11,804	2.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Equity Fund
Assets - Securities
Common Stocks	525,917	—	—	525,917
Short Term Investments	11,804	—	—	11,804
	537,721	—	—	537,721

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 60.5%
Information Technology 21.2%
Advanced Micro Devices, Inc. (a) (b)	646	78,030
Apple Inc. (c)	1,089	272,824
Aurora Innovations Inc. - Class A (a) (c)	31,073	195,760
Autodesk, Inc. (a)	341	100,788
Broadcom Inc. (b)	313	72,612
Intuit Inc. (c)	262	164,691
Marvell Technology, Inc.	427	47,182
Microsoft Corporation (b) (c)	1,785	752,471
NVIDIA Corporation	2,984	400,728
NXP Semiconductors N.V.	312	64,909
PTC Inc. (a)	1,588	291,938
Roper Technologies, Inc. (b)	704	366,118
Salesforce, Inc. (b)	205	68,404
Teledyne Technologies Incorporated (a) (b) (c)	142	65,980
Workday, Inc. - Class A (a) (b)	374	96,374
		3,038,809
Health Care 16.0%
Abbott Laboratories (c)	1,196	135,295
Alnylam Pharmaceuticals, Inc. (a)	146	34,238
Becton, Dickinson and Company (b)	1,784	404,747
Biogen Inc. (a)	64	9,724
Danaher Corporation (b) (c)	1,154	264,934
Eli Lilly and Company	111	86,001
GE HealthCare Technologies Inc.	450	35,173
Humana Inc.	240	60,929
McKesson Corporation (c)	422	240,410
Revvity, Inc. (b)	2,943	328,439
The Cigna Group	385	106,424
Thermo Fisher Scientific Inc. (c)	451	234,588
UnitedHealth Group Incorporated (c)	700	354,098
		2,295,000
Industrials 5.5%
Fortive Corporation (b)	4,790	359,236
Ingersoll Rand Inc. (b)	574	51,877
RTX Corporation (b) (c)	1,516	175,377
Veralto Corporation (b) (c)	945	96,203
Waste Connections, Inc. (c)	632	108,351
		791,044
Consumer Discretionary 5.3%
Amazon.com, Inc. (a) (b) (c)	2,185	479,328
Hilton Worldwide Holdings Inc. (c)	295	72,941
Service Corporation International	1,314	104,844
Starbucks Corporation	201	18,314
Yum! Brands, Inc. (c)	648	86,895
		762,322
Utilities 4.3%
Alliant Energy Corporation	588	34,745
Ameren Corporation (b)	2,451	218,472
CenterPoint Energy, Inc.	6,808	216,029
DTE Energy Company (c)	207	24,993
NiSource Inc.	3,059	112,463
		606,702
Communication Services 3.3%
Alphabet Inc. - Class A (b) (c)	1,619	306,388
Meta Platforms, Inc. - Class A (c)	286	167,714
		474,102
Financials 3.2%
MasterCard Incorporated - Class A (c)	330	173,876
Visa Inc. - Class A (c)	515	162,632
Willis Towers Watson Public Limited Company	389	121,897
		458,405
Energy 1.4%
Canadian Natural Resources Limited	4,918	151,827
Expand Energy Corporation	519	51,626
		203,453
Materials 0.3%
Martin Marietta Materials, Inc.	61	31,456
Vulcan Materials Company	51	13,195
		44,651
Total Common Stocks (cost $7,379,310)		8,674,488
GOVERNMENT AND AGENCY OBLIGATIONS 14.7%
U.S. Treasury Note 14.7%
Treasury, United States Department of
3.63%, 08/31/29	598,126	579,435
3.50%, 09/30/29	150,262	144,650
4.13%, 10/31/29	1,207,657	1,194,260
4.25%, 11/15/34	192,780	187,870
Total Government And Agency Obligations (cost $2,141,736)		2,106,215
CORPORATE BONDS AND NOTES 10.8%
Financials 2.9%
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 - 04/15/28 (d)	41,380	41,297
5.88%, 11/01/29 (d)	4,080	3,915
7.00%, 01/15/31 (d)	26,344	26,445
AmWINS Group, Inc.
6.38%, 02/15/29 (d)	8,492	8,530
AssuredPartners, Inc.
7.50%, 02/15/32 (d) (e)	3,827	4,125
BroadStreet Partners, Inc.
5.88%, 04/15/29 (d)	14,442	13,970
HUB International Limited
5.63%, 12/01/29 (d)	7,868	7,644
7.25%, 06/15/30 (d)	122,007	125,100
7.38%, 01/31/32 (d)	76,776	77,879
MSCI Inc.
4.00%, 11/15/29 (d)	15,726	14,844
3.63%, 09/01/30 - 11/01/31 (d)	32,682	29,513
3.88%, 02/15/31 (d)	14,138	12,938
3.25%, 08/15/33 (d)	12,662	10,692
Panther Escrow Issuer LLC
7.13%, 06/01/31 (d)	2,087	2,108
Ryan Specialty, LLC
4.38%, 02/01/30 (d)	3,073	2,882
5.88%, 08/01/32 (d)	7,625	7,546
U S I, Inc.
7.50%, 01/15/32 (d)	30,789	31,838
		421,266
Consumer Discretionary 2.9%
Clarios Global LP
6.25%, 05/15/26 (d)	6,037	6,032
8.50%, 05/15/27 (d)	18,995	19,081
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (d)	7,556	7,544
5.75%, 05/01/28 (d)	17,471	17,447
5.88%, 04/01/29 (d)	9,160	9,131
3.75%, 05/01/29 (d)	18,414	16,975
4.88%, 01/15/30	15,098	14,490
4.00%, 05/01/31 (d)	24,910	22,381
3.63%, 02/15/32 (d)	23,423	20,333
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	7,459	7,352
KFC Holding Co.
4.75%, 06/01/27 (d)	33,740	33,106
Life Time, Inc.
5.75%, 01/15/26 (d)	14,391	14,390
6.00%, 11/15/31 (d)	3,053	3,022
Magnum Management Corporation
5.38%, 04/15/27 (e)	24,148	23,824
6.50%, 10/01/28	12,855	12,870
5.25%, 07/15/29	13,935	13,389
Marriott International, Inc.
3.13%, 06/15/26	968	946
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (d)	10,767	10,831
Service Corporation International
4.63%, 12/15/27	1,245	1,213
3.38%, 08/15/30	5,988	5,249
5.75%, 10/15/32	7,722	7,507
Six Flags Operations Inc.
5.50%, 04/15/27 (d)	20,984	20,757

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (d)	5,566	5,577
SkyMiles IP Ltd.
4.75%, 10/20/28 (d)	13,529	13,347
Vail Resorts, Inc.
6.50%, 05/15/32 (d)	7,644	7,727
Yum! Brands, Inc.
4.75%, 01/15/30 (d)	10,271	9,799
3.63%, 03/15/31	14,549	12,865
4.63%, 01/31/32	24,731	22,913
5.38%, 04/01/32	29,015	28,135
6.88%, 11/15/37	5,461	5,946
5.35%, 11/01/43	13,292	12,794
		406,973
Health Care 1.3%
Avantor, Inc.
4.63%, 07/15/28 (d)	33,187	31,668
3.88%, 11/01/29 (d)	23,012	21,039
Becton, Dickinson and Company
3.70%, 06/06/27	4,774	4,661
Biogen Inc.
5.20%, 09/15/45	5,773	5,236
3.15%, 05/01/50	21,131	13,286
3.25%, 02/15/51	995	638
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	10,946	10,383
3.75%, 03/15/29 (d)	11,390	10,437
4.00%, 03/15/31 (d)	9,565	8,517
GE HealthCare Technologies Inc.
5.65%, 11/15/27	3,465	3,552
Hologic, Inc.
3.25%, 02/15/29 (d)	5,964	5,401
Indigo Merger Sub Inc
2.88%, 07/15/26 (d)	3,883	3,740
IQVIA Inc.
5.00%, 05/15/27 (d)	10,348	10,165
5.70%, 05/15/28	16,869	17,065
6.50%, 05/15/30 (d)	6,498	6,618
Medline Borrower, LP
6.25%, 04/01/29 (d)	9,961	10,062
Revvity, Inc.
3.30%, 09/15/29	2,147	1,974
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (d) (e)	8,114	8,278
Teleflex Incorporated
4.63%, 11/15/27	9,039	8,766
4.25%, 06/01/28 (d)	1,520	1,443
		182,929
Industrials 1.2%
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	2,168	1,855
GFL Environmental Inc.
4.00%, 08/01/28 (d)	4,625	4,378
4.75%, 06/15/29 (d)	13,781	13,243
4.38%, 08/15/29 (d) (e)	4,891	4,620
6.75%, 01/15/31 (d)	3,842	3,949
Howmet Aerospace Inc.
5.90%, 02/01/27	8,180	8,343
3.00%, 01/15/29	7,892	7,325
Korn Ferry
4.63%, 12/15/27 (d)	7,012	6,737
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	2,336	2,144
5.88%, 09/01/30 (d)	4,679	4,559
Sensata Technologies, Inc.
4.38%, 02/15/30 (d)	2,914	2,668
3.75%, 02/15/31 (d)	6,679	5,830
TransDigm Inc.
5.50%, 11/15/27	17,045	16,775
4.63%, 01/15/29	4,569	4,279
6.38%, 03/01/29 (d)	38,208	38,326
7.13%, 12/01/31 (d)	18,064	18,524
6.63%, 03/01/32 (d)	29,955	30,228
		173,783
Communication Services 1.0%
CCO Holdings, LLC
5.50%, 05/01/26 (d)	3,928	3,911
5.13%, 05/01/27 (d)	72,267	70,981
5.00%, 02/01/28 (d)	64,146	61,839
Lamar Media Corp.
3.75%, 02/15/28	7,806	7,313
4.88%, 01/15/29	1,249	1,200
3.63%, 01/15/31	1,290	1,136
		146,380
Real Estate 0.8%
American Tower Corporation
1.50%, 01/31/28	1,363	1,229
3.80%, 08/15/29	6,771	6,424
2.90%, 01/15/30	4,716	4,248
2.10%, 06/15/30	4,605	3,944
1.88%, 10/15/30	5,903	4,938
Crown Castle Inc.
4.30%, 02/15/29	1,789	1,734
5.60%, 06/01/29	1,371	1,400
4.90%, 09/01/29	6,836	6,756
5.20%, 09/01/34	11,393	11,102
SBA Communications Corporation
3.88%, 02/15/27	24,087	23,057
3.13%, 02/01/29	25,163	22,720
VICI Properties Inc.
5.75%, 02/01/27 (d)	3,312	3,342
3.75%, 02/15/27 (d)	4,628	4,494
4.63%, 12/01/29 (d)	1,142	1,094
4.13%, 08/15/30 (d)	3,492	3,243
VICI Properties L.P.
5.13%, 05/15/32	3,046	2,961
5.75%, 04/01/34 (e)	8,398	8,463
		111,149
Information Technology 0.6%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (d)	7,947	7,532
4.00%, 07/01/29 (d)	4,995	4,708
5.95%, 08/04/33	7,932	8,107
Broadcom Inc.
4.15%, 04/15/32 (d)	5,938	5,568
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (d)	2,229	2,076
4.88%, 07/01/29 (d)	1,595	1,487
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,323
Ellucian Holdings Inc.
6.50%, 12/01/29 (d)	7,799	7,825
Gartner, Inc.
4.50%, 07/01/28 (d)	7,595	7,392
3.63%, 06/15/29 (d)	9,929	9,210
3.75%, 10/01/30 (d)	5,036	4,599
Motorola Solutions, Inc.
2.30%, 11/15/30	1,523	1,303
2.75%, 05/24/31	1,066	923
PTC Inc.
4.00%, 02/15/28 (d)	6,978	6,614
UKG Inc.
6.88%, 02/01/31 (d)	7,408	7,517
VMware LLC
4.70%, 05/15/30 (f)	3,566	3,492
Workday, Inc.
3.80%, 04/01/32	8,561	7,784
		87,460
Materials 0.1%
Ball Corporation
6.00%, 06/15/29	13,116	13,227
Martin Marietta Materials, Inc.
2.40%, 07/15/31	1,523	1,296
		14,523
Total Corporate Bonds And Notes (cost $1,537,080)		1,544,463

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 8.6%
Financials 3.3%
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.11%, (SOFR + 2.75%), 09/12/31 (g)	24,334	24,372
AmWINS Group, Inc.
2021 Term Loan B, 0.00%, (SOFR + 2.25%), 02/16/28 (g) (h)	3,024	3,032
2021 Term Loan B, 6.94%, (SOFR + 2.25%), 02/16/28 (g)	30,224	30,300
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.07%, (1 Month Term SOFR + 3.50%), 02/15/27 (g)	70,166	70,258
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (3 Month Term SOFR + 3.25%), 05/10/31 (g) (h)	243	244
2024 Term Loan B4, 7.40%, (SOFR + 3.00%), 05/10/31 (g)	5,050	5,062
2024 Term Loan B4, 7.57%, (3 Month Term SOFR + 3.00%), 05/10/31 (g)	49,332	49,453
HUB International Limited
2024 1st Lien Term Loan B, 7.37%, (3 Month Term SOFR + 3.00%), 06/19/30 (g)	185,331	186,258
Press Ganey Holdings, Inc.
2024 1st Lien Term Loan B, 7.82%, (SOFR + 3.25%), 04/30/31 (g)	26,641	26,691
Trans Union, LLC
2019 Term Loan B5, 6.42%, (SOFR + 1.75%), 11/13/26 (g)	2,444	2,443
Truist Insurance Holdings LLC
2nd Lien Term Loan, 9.35%, (3 Month Term SOFR + 4.75%), 03/08/32 (g)	8,797	8,986
USI, Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 11/22/29 - 09/27/30 (g) (h)	68,800	68,614
		475,713
Information Technology 2.7%
Applied Systems, Inc.
2024 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 02/07/31 (g) (h)	1,475	1,488
2024 1st Lien Term Loan, 7.60%, (3 Month Term SOFR + 3.00%), 02/07/31 (g)	117,047	118,098
2024 2nd Lien Term Loan, 9.85%, (3 Month Term SOFR + 5.25%), 02/07/32 (g)	16,048	16,490
Athenahealth Group, Inc.
2022 Term Loan B, 7.82%, (1 Month Term SOFR + 3.25%), 01/27/29 (g)	50,106	50,160
CCC Intelligent Solutions Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 09/16/28 (g) (h)	754	756
Term Loan, 6.94%, (SOFR + 2.25%), 09/16/28 (g)	1,230	1,233
Epicor Software Corporation
2024 Term Loan E, 7.82%, (3 Month Term SOFR + 3.25%), 05/23/31 (g)	24,858	25,016
Informatica LLC
2024 Term Loan B, 6.82%, (3 Month Term SOFR + 2.25%), 10/30/28 (g)	6,470	6,491
Instructure Holdings, Inc.
2024 Term Loan, 7.52%, (SOFR + 3.00%), 09/11/31 (g)	21,550	21,611
2024 2nd Lien Term Loan, 9.52%, (SOFR + 5.00%), 09/10/32 (g)	11,717	11,878
2024 2nd Lien Term Loan, 0.00%, (SOFR + 5.00%), 11/12/32 (g) (h)	1,100	1,115
Quartz Acquireco LLC
2024 Term Loan B1, 7.35%, (3 Month Term SOFR + 2.75%), 11/18/28 (g)	6,962	7,005
Sophia, L.P.
2024 1st Lien Term Loan B, 7.60%, (SOFR + 3.00%), 10/29/29 (g)	23,524	23,659
Storable, Inc
Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 04/17/28 (g)	26,113	26,268
UKG Inc.
2024 Term Loan B, 7.62%, (3 Month Term SOFR + 3.00%), 01/30/31 (g)	72,475	72,935
		384,203
Industrials 1.0%
CPI Holdco B LLC
Term Loan, 0.00%, (SOFR + 2.25%), 05/17/31 (g) (h)	19,013	18,989
Filtration Group Corporation
2023 EUR Term Loan, 7.23%, (1 Month EURIBOR + 4.25%), 03/31/25, EUR (g)	13,832	14,418
2021 Incremental Term Loan, 8.19%, (SOFR + 3.50%), 10/19/28 (g)	66,497	66,946
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.37%, (SOFR + 3.75%), 09/16/27 (g)	18,188	18,493
TransDigm, Inc.
2024 Term Loan I, 7.35%, (3 Month Term SOFR + 2.75%), 08/24/28 (g)	2,734	2,741
2024 Term Loan K, 7.35%, (3 Month Term SOFR + 2.75%), 02/22/30 (g)	18,913	18,965
2024 Term Loan K, 0.00%, (3 Month Term SOFR + 2.75%), 03/22/30 (g) (h)	2,584	2,591
		143,143
Consumer Discretionary 0.7%
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 6.09%, (SOFR + 1.75%), 11/09/30 (g)	38,009	38,176
IRB Holding Corp
2024 Term Loan B, 7.42%, (1 Month Term SOFR + 2.75%), 12/15/27 (g)	28,082	28,088
Varsity Brands, Inc.
2024 Term Loan B, 8.27%, (SOFR + 3.75%), 07/30/31 (g)	38,452	38,462
		104,726
Health Care 0.7%
ADMI Corp.
2021 Incremental Term Loan B3, 8.44%, (SOFR + 3.75%), 12/23/27 (g)	19,152	18,793
2023 Term Loan B5, 10.32%, (1 Month Term SOFR + 5.75%), 12/23/27 (g)	1,375	1,378
2021 Term Loan B2, 8.06%, (SOFR + 3.38%), 12/31/27 (g)	7,358	7,189
Avantor Funding, Inc.
2024 Term Loan, 6.67%, (SOFR + 2.00%), 11/08/27 (g)	173	174
Heartland Dental, LLC
2024 Term Loan, 9.07%, (SOFR + 4.50%), 04/28/28 (g)	10,923	10,931
Loire Finco Luxembourg S.a.r.l.
USD Term Loan B, 8.17%, (1 Month Term SOFR + 3.50%), 01/24/27 (g)	37,326	37,070
2021 USD Term Loan B2, 8.42%, (1 Month Term SOFR + 3.75%), 04/20/27 (g)	6,755	6,705
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.82%, (SOFR + 2.25%), 10/23/28 (g)	9,094	9,119
		91,359
Communication Services 0.2%
SBA Senior Finance II LLC
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 1.75%), 01/20/31 (g)	24,219	24,211
Total Senior Floating Rate Instruments (cost $1,218,459)		1,223,355
PREFERRED STOCKS 0.3%
Industrials 0.3%
Boeing Company, The, 6.00%, 10/15/27 (e) (i)	629	38,319
Utilities 0.0%
CMS Energy Corporation, 5.88%, 10/15/78 (e)	183	4,189
CMS Energy Corporation, 5.88%, 03/01/79	—	6
		4,195
Total Preferred Stocks (cost $37,287)		42,514
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,060	2,009

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Series 2019-A2-1A, 3.67%, 10/25/29 (d)	2,822	2,617
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	614
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,482)		5,240
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class (j) (k)	174	1,647
Total Investment Companies (cost $1,735)		1,647
SHORT TERM INVESTMENTS 5.5%
Investment Companies 5.4%
JNL Government Money Market Fund - Class I, 4.36% (j) (l)	7,195	7,195
T. Rowe Price Government Reserve Fund - Institutional Class, 4.45% (j) (l)	760,348	760,348
		767,543
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (j) (l)	17,825	17,825
Total Short Term Investments (cost $785,368)		785,368
Total Investments 100.4% (cost $13,106,457)		14,383,290
Other Derivative Instruments (0.2)%		(22,293)
Other Assets and Liabilities, Net (0.2)%		(31,298)
Total Net Assets 100.0%		14,329,699

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $1,137,752 and 7.9% of the Fund.

(e) All or a portion of the security was on loan as of December 31, 2024.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Convertible security.

(j) Investment in affiliate.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	—	1,027,598	1,020,403	546	—	—	7,195	0.1
JNL Government Money Market Fund, 4.46% - Class SL	3,725	1,416,671	1,402,571	1,628	—	—	17,825	0.1
T. Rowe Price Government Reserve Fund, 4.45% - Institutional Class	842,910	3,728,733	3,811,295	39,660	—	—	760,348	5.3
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	1,507	135	—	133	—	5	1,647	—
	848,142	6,173,137	6,234,269	41,967	—	5	787,015	5.5

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Abbott Laboratories	GSC	Call	125.00	01/17/25	388	4,850	(2)
Abbott Laboratories	GSC	Call	120.00	01/17/25	388	4,656	(6)
Alphabet Inc.	WFI	Call	185.00	01/17/25	194	3,589	(139)
Alphabet Inc.	WFI	Call	180.00	01/17/25	832	14,976	(917)
Alphabet Inc.	WFI	Call	175.00	01/17/25	194	3,395	(302)
Amazon.com, Inc.	WFI	Call	200.00	01/17/25	620	12,400	(1,268)
Amazon.com, Inc.	WFI	Call	200.00	01/17/25	772	15,440	(1,579)
Apple Inc.	JPM	Call	250.00	01/17/25	775	19,375	(357)
Apple Inc.	JPM	Call	215.00	01/17/25	916	19,694	(3,316)
Apple Inc.	JPM	Call	200.00	01/17/25	916	18,320	(4,663)
Aurora Innovations Inc.	WFI	Call	7.00	01/17/25	3,081	2,157	(68)
Danaher Corporation	UBS	Call	300.00	01/17/25	1,635	49,050	—
Danaher Corporation	UBS	Call	290.00	01/17/25	154	4,466	—
Danaher Corporation	UBS	Call	330.00	01/16/26	786	25,938	(236)
DTE Energy Company	BCL	Call	135.00	01/17/25	656	8,856	(13)
DTE Energy Company	BCL	Call	130.00	01/17/25	194	2,522	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Hilton Worldwide Holdings Inc.	BCL	Call	250.00	01/17/25	615	15,375	(234)
Hilton Worldwide Holdings Inc.	BCL	Call	230.00	01/17/25	382	8,786	(695)
Hilton Worldwide Holdings Inc.	BCL	Call	220.00	01/17/25	382	8,404	(1,081)
Intuit Inc.	BOA	Call	740.00	01/17/25	78	5,772	(2)
Intuit Inc.	BOA	Call	700.00	01/17/25	78	5,460	(5)
Intuit Inc.	BOA	Call	660.00	01/17/25	154	10,164	(61)
MasterCard Incorporated	JPM	Call	515.00	01/17/25	78	4,017	(121)
MasterCard Incorporated	JPM	Call	520.00	01/17/25	308	16,016	(365)
MasterCard Incorporated	JPM	Call	500.00	01/17/25	204	10,200	(583)
MasterCard Incorporated	JPM	Call	480.00	01/17/25	204	9,792	(969)
MasterCard Incorporated	JPM	Call	490.00	01/17/25	282	13,818	(1,074)
McKesson Corporation	GSC	Call	640.00	01/17/25	51	3,264	—
McKesson Corporation	GSC	Call	680.00	01/17/25	52	3,536	—
McKesson Corporation	GSC	Call	600.00	01/17/25	245	14,700	(45)
McKesson Corporation	GSC	Call	620.00	01/17/25	245	15,190	(11)
McKesson Corporation	UBS	Call	620.00	01/17/25	610	37,820	(28)
Meta Platforms, Inc.	BOA	Call	600.00	01/17/25	463	27,780	(443)
Meta Platforms, Inc.	BOA	Call	590.00	01/17/25	155	9,145	(212)
Microsoft Corporation	WFI	Call	465.00	01/17/25	310	14,415	(3)
RTX Corporation	GSC	Call	125.00	01/17/25	388	4,850	(5)
RTX Corporation	GSC	Call	130.00	01/17/25	1,314	17,082	(4)
RTX Corporation	GSC	Call	115.00	01/17/25	611	7,027	(165)
RTX Corporation	GSC	Call	120.00	01/17/25	611	7,332	(45)
Teledyne Technologies Incorporated	GSC	Call	460.00	03/21/25	78	3,588	(175)
Thermo Fisher Scientific Inc.	JPM	Call	670.00	01/17/25	155	10,385	—
Thermo Fisher Scientific Inc.	JPM	Call	660.00	01/17/25	155	10,230	—
Thermo Fisher Scientific Inc.	JPM	Call	650.00	01/17/25	233	15,145	—
UnitedHealth Group Incorporated	SSB	Call	600.00	01/17/25	521	31,260	(21)
UnitedHealth Group Incorporated	SSB	Call	580.00	01/17/25	519	30,102	(40)
Veralto Corporation	UBS	Call	120.00	01/17/25	966	11,592	—
Veralto Corporation	UBS	Call	115.00	01/17/25	622	7,153	—
Veralto Corporation	UBS	Call	110.00	01/17/25	428	4,708	(2)
Visa Inc.	GSC	Call	310.00	01/17/25	328	10,168	(296)
Visa Inc.	GSC	Call	315.00	01/17/25	328	10,332	(184)
Visa Inc.	GSC	Call	305.00	01/17/25	328	10,004	(427)
Visa Inc.	GSC	Call	290.00	01/17/25	462	13,398	(1,241)
Visa Inc.	GSC	Call	300.00	01/17/25	465	13,950	(822)
Waste Connections, Inc.	CIT	Call	190.00	03/21/25	386	7,334	(48)
Yum! Brands, Inc.	JPM	Call	145.00	01/17/25	765	11,093	(1)
Yum! Brands, Inc.	JPM	Call	150.00	01/17/25	965	14,475	—
Yum! Brands, Inc.	JPM	Call	150.00	01/17/25	765	11,475	—
Yum! Brands, Inc.	WFI	Call	140.00	01/17/25	679	9,506	(14)
Yum! Brands, Inc.	WFI	Call	150.00	01/17/25	659	9,885	—
Yum! Brands, Inc.	WFI	Call	145.00	01/17/25	659	9,556	—
Yum! Brands, Inc.	WFI	Call	145.00	01/17/25	1,252	18,154	(2)
Yum! Brands, Inc.	WFI	Call	150.00	01/17/25	733	10,995	—
							(22,293)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	8,674,488	—	—	8,674,488
Government And Agency Obligations	—	2,106,215	—	2,106,215
Corporate Bonds And Notes	—	1,544,463	—	1,544,463
Senior Floating Rate Instruments	—	1,223,355	—	1,223,355
Preferred Stocks	42,514	—	—	42,514
Non-U.S. Government Agency Asset-Backed Securities	—	5,240	—	5,240
Investment Companies	—	—	1,647	1,647
Short Term Investments	785,368	—	—	785,368
	9,502,370	4,879,273	1,647	14,383,290
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(22,293)	—	(22,293)
	—	(22,293)	—	(22,293)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Growth Stock Fund
COMMON STOCKS 99.4%
Information Technology 50.5%
Advanced Micro Devices, Inc. (a)	133	16,079
Amphenol Corporation - Class A	1,110	77,116
Apple Inc.	4,946	1,238,540
AppLovin Corporation - Class A (a)	271	87,724
ASML Holding N.V. - ADR	73	50,263
Atlassian Corporation - Class A (a)	209	50,766
Autodesk, Inc. (a)	219	64,643
Broadcom Inc.	513	119,003
Dynatrace, Inc. (a)	789	42,890
HubSpot, Inc. (a)	94	65,575
Intuit Inc.	189	118,592
Keysight Technologies, Inc. (a)	168	26,905
Microsoft Corporation	2,946	1,241,890
Monday.Com Ltd. (a)	20	4,654
NVIDIA Corporation	8,895	1,194,487
Roper Technologies, Inc.	132	68,543
Salesforce, Inc.	139	46,449
ServiceNow, Inc. (a)	207	219,007
Shopify Inc. - Class A (a)	1,156	122,912
Snowflake Inc. - Class A (a)	451	69,662
Synopsys, Inc. (a)	201	97,434
Taiwan Semiconductor Manufacturing Company Limited - ADR	260	51,288
Teledyne Technologies Incorporated (a)	172	80,013
		5,154,435
Consumer Discretionary 16.3%
Amazon.com, Inc. (a)	4,111	901,872
Booking Holdings Inc.	11	55,214
Chipotle Mexican Grill, Inc. (a)	1,861	112,209
Coupang, Inc. - Class A (a)	3,135	68,918
Duolingo, Inc. - Class A (a)	62	20,070
Ferrari N.V.	131	55,843
Floor & Decor Holdings, Inc. - Class A (a)	167	16,643
Lululemon Athletica Inc. (a)	248	94,876
MercadoLibre, Inc. (a)	20	34,179
Starbucks Corporation	622	56,776
Tesla Inc. (a)	619	249,969
		1,666,569
Communication Services 15.4%
Alphabet Inc. - Class A	3,540	670,203
Alphabet Inc. - Class C	27	5,060
Meta Platforms, Inc. - Class A	995	582,360
Netflix, Inc. (a)	224	199,966
Pinterest, Inc. - Class A (a)	1,321	38,322
Spotify Technology S.A. (a)	169	75,474
		1,571,385
Health Care 8.6%
argenx SE - ADR (a)	134	82,526
Danaher Corporation	383	87,951
Eli Lilly and Company	374	288,698
IDEXX Laboratories, Inc. (a)	25	10,413
Intuitive Surgical, Inc. (a)	303	158,015
Natera, Inc. (a)	198	31,356
Stryker Corporation	108	38,868
The Cigna Group	162	44,857
Thermo Fisher Scientific Inc.	97	50,304
UnitedHealth Group Incorporated	175	88,563
		881,551
Financials 6.6%
Charles Schwab Corporation, The	833	61,646
Chubb Limited	122	33,798
Fiserv, Inc. (a)	391	80,254
MasterCard Incorporated - Class A	421	221,880
Visa Inc. - Class A	854	269,830
		667,408
Industrials 1.5%
Boeing Company, The (a)	432	76,467
Old Dominion Freight Line, Inc.	199	35,021
Rockwell Automation, Inc.	137	39,286
		150,774
Materials 0.5%
Linde Public Limited Company	129	54,143
Total Common Stocks (cost $5,485,249)		10,146,265
PREFERRED STOCKS 0.3%
Health Care 0.3%
Sartorius Aktiengesellschaft	140	31,119
Total Preferred Stocks (cost $51,473)		31,119
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	4,600	4,600
T. Rowe Price Government Reserve Fund - Institutional Class, 4.45% (b) (c)	38,079	38,079
Total Short Term Investments (cost $42,679)		42,679
Total Investments 100.1% (cost $5,579,401)		10,220,063
Other Assets and Liabilities, Net (0.1)%		(10,449)
Total Net Assets 100.0%		10,209,614
(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/T. Rowe Price Growth Stock Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	—	273,351	268,751	191	—	—	4,600	—
JNL Government Money Market Fund, 4.46% - Class SL	—	53,103	53,103	97	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.45% - Institutional Class	42,064	1,313,849	1,317,834	1,104	—	—	38,079	0.4
	42,064	1,640,303	1,639,688	1,392	—	—	42,679	0.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Growth Stock Fund
Assets - Securities
Common Stocks	10,146,265	—	—	10,146,265
Preferred Stocks	—	31,119	—	31,119
Short Term Investments	42,679	—	—	42,679
	10,188,944	31,119	—	10,220,063

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 97.6%
Health Care 20.3%
Acadia Healthcare Company, Inc. (a)	506	20,067
Agilent Technologies, Inc.	674	90,572
Alcon AG	529	44,881
Align Technology, Inc. (a)	160	33,403
Alnylam Pharmaceuticals, Inc. (a)	282	66,430
argenx SE - ADR (a)	39	23,739
Ascendis Pharma A/S - ADR (a)	176	24,175
Avantor, Inc. (a)	3,406	71,767
Biogen Inc. (a)	223	34,147
Bruker Corporation	767	44,985
Cooper Companies, Inc., The (a)	567	52,161
CRISPR Therapeutics AG (a) (b)	256	10,090
Cytokinetics, Incorporated (a)	341	16,041
Encompass Health Corporation	136	12,578
Enovis Corporation (a)	512	22,462
Exact Sciences Corporation (a)	287	16,138
Hologic, Inc. (a)	1,438	103,644
Insmed Incorporated (a)	46	3,152
Ionis Pharmaceuticals, Inc. (a)	884	30,916
Mettler-Toledo International Inc. (a)	30	36,588
Molina Healthcare, Inc. (a)	91	26,515
Penumbra, Inc. (a)	37	8,882
Quidelortho Corporation (a)	572	25,465
Sarepta Therapeutics, Inc. (a)	152	18,536
Teleflex Incorporated	506	90,004
Vaxcyte, Inc. (a)	128	10,445
Veeva Systems Inc. - Class A (a)	426	89,524
West Pharmaceutical Services, Inc.	51	16,738
		1,044,045
Information Technology 18.1%
Amphenol Corporation - Class A	473	32,850
Atlassian Corporation - Class A (a)	150	36,531
CCC Intelligent Solutions Holdings Inc. (a)	4,277	50,169
Cognex Corporation	386	13,824
Fair Isaac Corporation (a)	26	52,561
Fortinet, Inc. (a)	552	52,162
Gartner, Inc. (a)	11	5,378
Keysight Technologies, Inc. (a)	267	42,872
Lattice Semiconductor Corporation (a)	1,336	75,684
Littelfuse, Inc.	36	8,413
Marvell Technology, Inc.	1,495	165,167
Microchip Technology Incorporated	1,365	78,311
Monday.Com Ltd. (a)	38	9,041
MongoDB, Inc. - Class A (a)	44	10,244
Monolithic Power Systems, Inc.	15	9,112
NXP Semiconductors N.V.	116	24,173
OneStream, Inc. - Class A (a)	213	6,074
PTC Inc. (a)	496	91,114
Pure Storage, Inc. - Class A (a)	540	33,160
Roper Technologies, Inc.	29	14,920
ServiceTitan, Inc. - Class A (a)	25	2,553
Tyler Technologies, Inc. (a)	124	71,734
Zoom Communications, Inc. - Class A (a)	514	41,939
		927,986
Industrials 15.8%
Broadridge Financial Solutions, Inc.	210	47,456
BWXT Government Group, Inc.	295	32,804
Equifax Inc.	210	53,493
ESAB Corporation	502	60,186
Ferguson Enterprises Inc.	170	29,559
Fortive Corporation	855	64,099
Howmet Aerospace Inc.	97	10,554
IDEX Corporation	138	28,798
Ingersoll Rand Inc.	777	70,315
ITT Inc.	77	10,945
J.B. Hunt Transport Services, Inc.	286	48,857
Old Dominion Freight Line, Inc.	119	21,027
Paylocity Holding Corporation (a)	298	59,497
Quanta Services, Inc.	69	21,681
StandardAero, Inc. (a)	511	12,650
Textron Inc.	936	71,572
TransUnion	282	26,135
UL Solutions Inc. - Class A	255	12,743
United Rentals, Inc.	39	27,684
Veralto Corporation	268	27,326
Verisk Analytics, Inc.	118	32,583
Waste Connections, Inc.	120	20,504
XPO, Inc. (a)	146	19,109
		809,577
Consumer Discretionary 13.4%
Bath & Body Works, Inc.	758	29,393
Birkenstock Holding PLC (a)	343	19,412
Bright Horizons Family Solutions, Inc. (a)	307	34,042
Burlington Stores, Inc. (a)	188	53,632
DK Crown Holdings Inc. - Class A (a)	1,520	56,559
Domino's Pizza, Inc.	208	87,326
Duolingo, Inc. - Class A (a)	30	9,694
Five Below, Inc. (a)	299	31,388
Hilton Worldwide Holdings Inc.	311	76,867
Lululemon Athletica Inc. (a)	26	9,790
On Holding AG - Class A (a)	281	15,379
Planet Fitness, Inc. - Class A (a)	456	45,075
Ross Stores, Inc.	471	71,278
Texas Roadhouse, Inc. - Class A	30	5,377
TopBuild Corp. (a)	42	12,983
Tractor Supply Company	245	13,001
Ulta Beauty, Inc. (a)	47	20,419
Viking Holdings Ltd (a)	684	30,131
Yum! Brands, Inc.	494	66,231
		687,977
Financials 8.4%
Assurant, Inc.	335	71,407
AXIS Capital Holdings Limited	257	22,811
CBOE Global Markets, Inc.	230	44,922
Corpay Inc (a)	153	51,914
Intercontinental Exchange, Inc.	300	44,763
KKR & Co. Inc. - Class A	34	5,059
Markel Group Inc. (a)	13	22,268
MarketAxess Holdings Inc.	179	40,416
Raymond James Financial, Inc.	341	52,968
Toast, Inc. - Class A (a)	1,107	40,350
TPG Inc. - Class A	133	8,377
Tradeweb Markets Inc. - Class A	213	27,860
		433,115
Communication Services 6.8%
Liberty Media Corporation - Series C (a)	670	62,110
Liberty Media Corporation - Series C (a)	102	6,956
Match Group, Inc.	768	25,113
Reddit, Inc. - Class A (a)	235	38,407
Roku, Inc. - Class A (a)	175	12,995
Spotify Technology S.A. (a)	96	43,127
The New York Times Company - Class A	576	29,955
Trade Desk, Inc., The - Class A (a)	1,134	133,303
		351,966
Energy 5.3%
Cheniere Energy, Inc.	394	84,551
EQT Corporation	1,243	57,315
Expand Energy Corporation	284	28,302
Range Resources Corporation	601	21,628
TechnipFMC PLC	2,131	61,679
Weatherford International Public Limited Company	232	16,604
		270,079
Materials 4.5%
Avery Dennison Corporation	347	64,878
Ball Corporation	1,222	67,380
Martin Marietta Materials, Inc.	98	50,669
RPM International Inc.	171	21,043
Sealed Air Corporation	834	28,211
		232,181
Consumer Staples 4.3%
Boston Beer Company, Inc., The - Class A (a)	29	8,729
Casey's General Stores, Inc.	134	52,897
Constellation Brands, Inc. - Class A	111	24,619

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Dollar General Corporation	119	9,055
Dollar Tree, Inc. (a)	812	60,829
Maplebear Inc. (a)	393	16,286
McCormick & Company, Incorporated	266	20,249
Reynolds Consumer Products Inc.	668	18,021
Treehouse Foods, Inc. (a)	330	11,582
		222,267
Real Estate 0.7%
CoStar Group, Inc. (a)	531	38,029
Total Common Stocks (cost $3,846,454)		5,017,222
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.4%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	4,545	4,545
T. Rowe Price Government Reserve Fund - Institutional Class, 4.45% (c) (d)	119,773	119,773
		124,318
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	1,715	1,715
Total Short Term Investments (cost $126,033)		126,033
Total Investments 100.1% (cost $3,972,487)		5,143,255
Other Assets and Liabilities, Net (0.1)%		(4,551)
Total Net Assets 100.0%		5,138,704

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	—	137,099	132,554	207	—	—	4,545	0.1
JNL Government Money Market Fund, 4.46% - Class SL	—	126,912	125,197	163	—	—	1,715	0.1
T. Rowe Price Government Reserve Fund, 4.45% - Institutional Class	153,904	609,015	643,146	9,379	—	—	119,773	2.3
	153,904	873,026	900,897	9,749	—	—	126,033	2.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,017,222	—	—	5,017,222
Short Term Investments	126,033	—	—	126,033
	5,143,255	—	—	5,143,255

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 40.5%
Financials 15.1%
AerCap Ireland Capital Designated Activity Company
6.10%, 01/15/27	545	557
6.45%, 04/15/27	2,574	2,654
AIG Global Funding
4.65%, 08/20/27 (a)	605	603
5.20%, 01/12/29 (a)	585	588
American Express Company
5.10%, 02/16/28	665	669
5.04%, 07/26/28	1,045	1,051
5.53%, 04/25/30	1,280	1,304
Athene Global Funding
5.68%, 02/23/26 (a)	1,715	1,729
4.86%, 08/27/26 (a)	1,290	1,289
5.35%, 07/09/27 (a)	1,260	1,271
Avolon Holdings Funding Limited
2.88%, 02/15/25 (a)	1,480	1,475
2.13%, 02/21/26 (a)	2,335	2,258
6.38%, 05/04/28 (a)	740	760
5.75%, 03/01/29 (a)	1,215	1,226
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,177
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.38%, 04/17/25 (b)	3,500	3,498
Banco Santander, S.A.
3.50%, 03/24/25 (c)	2,600	2,591
5.55%, 03/14/28 (c)	1,000	1,007
Bank of America Corporation
3.38%, 04/02/26	1,860	1,853
5.08%, 01/20/27	1,650	1,655
1.73%, 07/22/27	1,290	1,230
Bank of Montreal
3.70%, 06/07/25 (c)	2,990	2,975
Bank of New York Mellon Corporation, The
4.41%, 07/24/26	1,810	1,805
4.95%, 04/26/27	1,865	1,872
Banque Federative du Credit Mutuel
1.00%, 02/04/25 (a)	2,280	2,271
4.94%, 01/26/26 (a) (c)	1,495	1,497
Banque Nationale Du Canada
4.50%, 10/10/29 (c)	1,135	1,104
Barclays PLC
5.30%, 08/09/26 (c)	1,485	1,488
7.33%, 11/02/26 (c)	1,380	1,405
BPCE
4.50%, 03/15/25 (a)	2,485	2,478
Brighthouse Financial, Inc.
1.55%, 05/24/26 (a)	460	439
CaixaBank, S.A.
6.68%, 09/13/27 (a)	1,565	1,606
Capital One Financial Corporation
2.64%, 03/03/26	1,905	1,897
4.99%, 07/24/26	1,650	1,649
7.15%, 10/29/27	760	789
6.31%, 06/08/29	995	1,030
Charles Schwab Corporation, The
2.45%, 03/03/27	3,084	2,943
Citigroup Inc.
4.40%, 06/10/25	975	973
3.11%, 04/08/26	1,680	1,672
5.17%, 02/13/30	1,170	1,171
CNO Global Funding
1.65%, 01/06/25 (a)	2,505	2,504
1.75%, 10/07/26 (a)	2,065	1,952
Corebridge Financial, Inc.
3.50%, 04/04/25	1,350	1,346
Daimler Trucks Finance North America LLC
5.15%, 01/16/26 (a)	790	792
5.00%, 01/15/27 (a)	630	632
5.13%, 09/25/27 (a)	1,025	1,031
Danske Bank A/S
6.26%, 09/22/26 (a)	845	852
5.43%, 03/01/28 (a)	1,210	1,221
4.61%, 10/02/30 (a) (c)	1,115	1,082
Equitable Financial Life Global Funding
1.70%, 11/12/26 (a)	1,255	1,187
Fifth Third Bancorp
4.90%, 09/06/30	465	458
Fiserv, Inc.
5.15%, 03/15/27	1,495	1,508
Ford Motor Credit Company LLC
5.13%, 06/16/25 - 11/05/26	3,040	3,038
5.80%, 03/05/27	1,485	1,499
General Motors Financial Company, Inc.
2.90%, 02/26/25	3,645	3,632
5.40%, 04/06/26 - 05/08/27	1,730	1,744
5.35%, 07/15/27	1,710	1,728
Goldman Sachs Group, Inc., The
3.50%, 04/01/25	2,045	2,038
4.48%, 08/23/28	1,225	1,211
HSBC Holdings PLC
1.65%, 04/18/26 (c)	3,520	3,492
5.60%, 05/17/28	1,585	1,603
5.13%, 11/19/28 (c)	1,645	1,644
JPMorgan Chase & Co.
2.08%, 04/22/26	3,200	3,173
4.08%, 04/26/26	1,585	1,581
5.53%, (SOFR + 0.89%), 04/22/27 (d)	1,265	1,272
5.04%, 01/23/28	1,170	1,174
4.98%, 07/22/28	1,175	1,179
Lloyds Banking Group PLC
5.46%, 01/05/28 (c)	1,175	1,185
LPL Holdings, Inc.
5.70%, 05/20/27	1,708	1,725
6.75%, 11/17/28	600	630
Marsh & Mclennan Companies, Inc.
4.55%, 11/08/27	2,080	2,077
Morgan Stanley
2.63%, 02/18/26	1,770	1,765
6.14%, 10/16/26	1,925	1,946
Morgan Stanley Bank, National Association
4.75%, 04/21/26 (b)	1,555	1,557
Nasdaq, Inc.
5.65%, 06/28/25 (e)	308	309
NatWest Markets PLC
3.48%, 03/22/25 (a)	995	992
Nordea Bank Abp
3.60%, 06/06/25 (a)	5,775	5,754
Northern Trust Corporation
3.95%, 10/30/25	1,085	1,080
Northwestern Mutual Global Funding
4.35%, 09/15/27 (a)	1,430	1,419
PayPal Holdings, Inc.
2.85%, 10/01/29	1,800	1,645
PT Bank Mandiri (Persero) Tbk.
5.50%, 04/04/26 (b)	1,710	1,716
QNB Finance Ltd
2.63%, 05/12/25 (b)	2,000	1,981
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	1,264	1,247
S&P Global Inc.
2.45%, 03/01/27	3,630	3,471
Santander Holdings USA, Inc.
6.12%, 05/31/27	240	244
2.49%, 01/06/28	1,360	1,289
Societe Generale
5.52%, 01/19/28 (a)	1,635	1,639
Standard Chartered PLC
4.30%, 02/19/27 (a)	788	772
5.69%, 05/14/28 (a)	1,180	1,191
State Street Corporation
4.86%, 01/26/26	930	929
5.10%, 05/18/26	1,260	1,262
4.33%, 10/22/27	2,220	2,205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	840	844
4.76%, 01/26/27	1,860	1,857
The Western Union Company
2.85%, 01/10/25 (e)	4,129	4,127
1.35%, 03/15/26 (e)	2,935	2,808
U.S. Bancorp
5.73%, 10/21/26	1,140	1,148
4.55%, 07/22/28	1,815	1,801
UBS Group AG
4.49%, 05/12/26 (a)	695	694
1.49%, 08/10/27 (a) (c)	905	858
6.33%, 12/22/27 (a)	2,970	3,047
Wells Fargo & Company
3.91%, 04/25/26	1,830	1,824
2.19%, 04/30/26	1,455	1,442
4.54%, 08/15/26	2,080	2,076
		168,638
Consumer Discretionary 4.1%
Advance Auto Parts, Inc.
5.90%, 03/09/26	1,485	1,496
Aptiv PLC
4.65%, 09/13/29	805	782
BMW US Capital, LLC
4.60%, 08/13/27 (a)	2,875	2,861
Darden Restaurants, Inc.
4.35%, 10/15/27	1,620	1,598
Hyundai Capital America
6.25%, 11/03/25 (a)	820	828
5.50%, 03/30/26 (a)	885	891
5.25%, 01/08/27 (a)	620	624
5.60%, 03/30/28 (a)	1,180	1,195
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (a)	830	823
Lowe`s Companies, Inc.
3.35%, 04/01/27	680	661
Marriott International, Inc.
3.75%, 03/15/25	495	494
3.13%, 06/15/26	2,125	2,078
Mattel, Inc.
3.38%, 04/01/26 (a)	1,410	1,381
5.88%, 12/15/27 (a)	1,530	1,536
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 - 01/11/27 (a)	5,030	5,033
Mohawk Industries, Inc.
5.85%, 09/18/28	980	1,007
O'Reilly Automotive, Inc.
5.75%, 11/20/26	3,362	3,420
Ross Stores, Inc.
4.60%, 04/15/25	4,010	4,005
0.88%, 04/15/26	1,110	1,057
Starbucks Corporation
4.00%, 11/15/28	458	444
V.F. Corporation
2.40%, 04/23/25	2,774	2,748
2.80%, 04/23/27	1,430	1,341
Volkswagen Group of America Finance, LLC
3.95%, 06/06/25 (a)	4,090	4,072
5.80%, 09/12/25 (a)	1,260	1,268
5.70%, 09/12/26 (a)	1,070	1,080
6.00%, 11/16/26 (a)	1,195	1,213
4.85%, 08/15/27 (a)	2,020	2,000
		45,936
Health Care 3.6%
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	3,020
Cencora, Inc.
4.63%, 12/15/27	955	955
4.85%, 12/15/29	510	508
Centene Corporation
4.63%, 12/15/29	1,180	1,117
CVS Health Corporation
5.00%, 02/20/26	2,095	2,093
2.88%, 06/01/26	1,201	1,167
3.00%, 08/15/26	890	862
1.30%, 08/21/27	3,190	2,890
HCA Inc.
5.38%, 02/01/25	1,170	1,170
5.88%, 02/15/26	1,230	1,236
3.13%, 03/15/27	2,280	2,192
5.63%, 09/01/28	1,840	1,863
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	2,935	2,893
5.20%, 06/15/29 (a)	875	879
Humana Inc.
1.35%, 02/03/27	675	628
5.75%, 03/01/28	810	824
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	2,170	2,207
IQVIA Inc.
6.25%, 02/01/29	810	837
Mars, Incorporated
4.55%, 04/20/28 (a)	2,555	2,531
Mylan II B.V.
3.95%, 06/15/26	2,258	2,222
PeaceHealth
1.38%, 11/15/25	470	455
Solventum Corporation
5.45%, 02/25/27	2,925	2,955
Stryker Corporation
4.25%, 09/11/29	1,130	1,100
Viatris Inc.
2.30%, 06/22/27	1,353	1,269
Zoetis Inc.
3.00%, 09/12/27	1,769	1,695
		39,568
Energy 3.3%
6297782 LLC
4.91%, 09/01/27 (a)	1,595	1,589
Canadian Natural Resources Limited
2.05%, 07/15/25	2,710	2,670
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	290	294
DCP Midstream Operating, LP
5.38%, 07/15/25	2,187	2,190
Diamondback Energy, Inc.
5.20%, 04/18/27	805	814
Enbridge Inc.
2.50%, 01/15/25 - 02/14/25	3,320	3,315
5.90%, 11/15/26	730	744
6.00%, 11/15/28	600	621
Energy Transfer LP
2.90%, 05/15/25	480	476
6.05%, 12/01/26	2,770	2,830
5.25%, 07/01/29	960	967
EQT Corporation
3.13%, 05/15/26 (a)	480	468
Equinor ASA
2.88%, 04/06/25	3,880	3,862
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (a)	940	922
Occidental Petroleum Corporation
5.88%, 09/01/25	1,446	1,451
5.00%, 08/01/27	950	952
5.20%, 08/01/29	680	676
ONEOK, Inc.
5.55%, 11/01/26	1,325	1,343
4.25%, 09/24/27	2,280	2,246
Ovintiv Canada ULC
5.65%, 05/15/25	1,535	1,539
Pioneer Natural Resources Company
5.10%, 03/29/26	1,634	1,645
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	350	350
Williams Companies, Inc., The
5.40%, 03/02/26	3,205	3,227
4.80%, 11/15/29	980	967

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Woodside Finance Limited
3.70%, 09/15/26 (a)	657	643
		36,801
Utilities 3.2%
American Electric Power Company, Inc.
5.20%, 01/15/29	2,110	2,124
Appalachian Power Company
3.30%, 06/01/27	2,528	2,441
Constellation Energy Generation, LLC
5.60%, 03/01/28	1,185	1,208
DTE Energy Company
4.95%, 07/01/27	880	883
Enel Finance International N.V.
7.05%, 10/14/25 (a) (d) (f)	625	635
1.63%, 07/12/26 (a) (f)	2,250	2,142
Exelon Corporation
5.15%, 03/15/29	625	628
FirstEnergy Corp.
3.90%, 07/15/27 (e) (f)	1,210	1,179
FirstEnergy Transmission, LLC
4.55%, 01/15/30 (a)	450	438
Korea Electric Power Corp
5.38%, 04/06/26 (a)	2,400	2,415
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	1,419	1,354
4.25%, 07/27/27 (a)	1,120	1,107
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (f)	965	967
4.45%, 06/20/25	2,520	2,516
5.75%, 09/01/25 (f)	310	312
1.88%, 01/15/27	2,270	2,144
NiSource Inc.
5.25%, 03/30/28	515	520
Pacific Gas And Electric Company
3.50%, 06/15/25	1,980	1,969
Sempra
3.30%, 04/01/25	1,505	1,499
5.40%, 08/01/26	1,090	1,100
Southern California Gas Company
2.95%, 04/15/27	1,625	1,564
Tenaga Nasional Berhad
7.50%, 11/01/25 (b)	2,800	2,855
The AES Corporation
3.30%, 07/15/25 (a)	1,365	1,350
The Southern Company
5.11%, 08/01/27 (f)	1,035	1,042
Vistra Operations Company LLC
5.13%, 05/13/25 (a)	723	723
5.05%, 12/30/26 (a)	600	601
		35,716
Communication Services 2.6%
AT&T Inc.
4.10%, 02/15/28	780	764
Charter Communications Operating, LLC
4.91%, 07/23/25	1,714	1,712
6.15%, 11/10/26	795	810
Cox Communications, Inc.
3.35%, 09/15/26 (a)	510	498
3.50%, 08/15/27 (a)	860	831
KT Corporation
4.00%, 08/08/25 (a)	3,095	3,077
4.13%, 02/02/28 (a)	350	342
NBN Co Limited
1.45%, 05/05/26 (a)	3,665	3,508
NTT Finance Corporation
4.24%, 07/25/25 (a) (g)	755	753
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (b)	4,100	4,080
Rogers Communications Inc.
2.95%, 03/15/25	3,135	3,119
3.20%, 03/15/27	2,250	2,173
5.00%, 02/15/29	1,770	1,753
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	1,110	1,106
5.00%, 03/28/26	1,910	1,915
T-Mobile USA, Inc.
3.50%, 04/15/25	1,905	1,897
2.63%, 04/15/26	955	931
		29,269
Industrials 2.5%
BAE Systems PLC
5.00%, 03/26/27 (a)	1,380	1,386
Boeing Company, The
2.20%, 02/04/26 (e)	955	926
6.26%, 05/01/27 (e)	2,378	2,433
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	1,065	1,009
Carrier Global Corporation
2.24%, 02/15/25	483	482
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	1,090	1,106
FedEx Corporation
3.25%, 04/01/26	1,808	1,777
Fortive Corporation
3.15%, 06/15/26	1,298	1,269
GATX Corporation
3.25%, 03/30/25 - 09/15/26	2,725	2,692
5.40%, 03/15/27	774	783
3.85%, 03/30/27	508	496
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	445	447
Otis Worldwide Corporation
2.06%, 04/05/25	1,660	1,649
Owens Corning
3.40%, 08/15/26	748	732
5.50%, 06/15/27	1,035	1,052
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (a)	3,035	3,065
1.70%, 06/15/26 (a)	135	129
5.35%, 01/12/27 (a)	605	610
Regal Rexnord Corporation
6.05%, 02/15/26 (e)	2,874	2,900
Republic Services, Inc.
0.88%, 11/15/25	863	835
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	2,690	2,603
		28,381
Consumer Staples 2.4%
Altria Group, Inc.
2.63%, 09/16/26	1,251	1,208
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,775	1,708
4.45%, 03/16/28	3,255	3,202
Coca-Cola Europacific Partners PLC
1.50%, 01/15/27 (a)	290	271
CSL Finance PLC
3.85%, 04/27/27 (a)	730	713
Dollar General Corporation
3.88%, 04/15/27	547	536
4.63%, 11/01/27	910	905
4.13%, 05/01/28	1,874	1,822
5.20%, 07/05/28	1,088	1,091
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,440	2,425
5.00%, 02/15/29 (a)	875	878
Heineken N.V.
3.50%, 01/29/28 (a)	5,862	5,646
Kroger Co., The
2.65%, 10/15/26	1,187	1,146
3.70%, 08/01/27	293	286
Pernod Ricard
3.25%, 06/08/26 (a)	2,195	2,152
Viterra Finance B.V.
2.00%, 04/21/26 (a)	375	358
4.90%, 04/21/27 (a)	2,015	1,996
		26,343

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Information Technology 1.3%
Amphenol Corporation
2.05%, 03/01/25	1,395	1,388
5.05%, 04/05/27	625	630
Atlassian Corporation
5.25%, 05/15/29	645	649
CDW Finance Corporation
5.10%, 03/01/30	475	468
Fortinet, Inc.
1.00%, 03/15/26	1,965	1,881
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	505	512
Intel Corporation
3.75%, 08/05/27	950	921
4.88%, 02/10/28	324	322
4.00%, 08/05/29	1,045	994
Micron Technology, Inc.
4.98%, 02/06/26	295	295
4.19%, 02/15/27	295	291
5.38%, 04/15/28	1,900	1,919
NXP B.V.
2.70%, 05/01/25	1,600	1,588
3.88%, 06/18/26	1,175	1,160
3.15%, 05/01/27	130	125
4.40%, 06/01/27	295	292
Workday, Inc.
3.50%, 04/01/27	975	950
		14,385
Real Estate 1.2%
American Tower Corporation
2.40%, 03/15/25	1,175	1,169
1.60%, 04/15/26	2,927	2,811
3.55%, 07/15/27	1,188	1,152
Crown Castle Inc.
1.05%, 07/15/26	2,800	2,646
2.90%, 03/15/27	2,205	2,118
5.00%, 01/11/28	850	847
5.60%, 06/01/29	930	950
Kilroy Realty, L.P.
4.38%, 10/01/25	1,505	1,497
Realty Income Corporation
5.05%, 01/13/26	645	645
		13,835
Materials 1.2%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	1,230	1,226
Celanese US Holdings LLC
6.05%, 03/15/25 (e)	1,189	1,191
FMC Corporation
3.45%, 10/01/29	1,217	1,116
LYB International Finance III, LLC
1.25%, 10/01/25	1,417	1,380
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	2,500	2,493
Newmont Corporation
5.30%, 03/15/26	740	744
Nutrien Ltd.
4.90%, 03/27/28	980	979
POSCO Holdings Inc.
4.38%, 08/04/25 (b)	900	896
5.63%, 01/17/26 (a)	1,315	1,322
Sherwin-Williams Company, The
4.55%, 03/01/28	1,305	1,296
WestRock Company
3.75%, 03/15/25	655	653
		13,296
Total Corporate Bonds And Notes (cost $453,570)		452,168
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.1%
ALEN 2021-ACEN Mortgage Trust
Series 2021-A-ACEN, REMIC, 5.66%, (1 Month Term SOFR + 1.26%), 04/15/26 (d)	685	635
Ally Auto Receivables Trust 2023-A
Series 2023-B-A, 6.01%, 12/15/25	238	238
Series 2023-C-A, 6.01%, 12/15/26	519	520
Ally Bank
Series 2024-B-A, 5.83%, 02/15/28	196	197
Series 2024-C-A, 6.02%, 02/15/28	219	221
Series 2024-A2-B, 4.97%, 09/15/32	350	350
Series 2024-C-B, 5.22%, 09/15/32	382	382
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	701	684
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,190
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,408
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,216
Amur Equipment Finance Receivables X LLC
Series 2022-C-1A, 2.37%, 04/20/28	550	540
Series 2022-E-1A, 5.02%, 12/20/28	770	767
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	469	474
Series 2024-C-1A, 5.55%, 01/20/28	390	394
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (d)	1,042	891
Applebee's Funding LLC
Series 2019-A2II-1A, 4.72%, 06/05/26	1,421	1,392
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27	2,978	2,835
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	1,380	1,389
Auxilior Term Funding 2023-1, LLC
Series 2023-A2-1A, 6.18%, 12/16/30	1,619	1,637
Auxilior Term Funding 2024-1, LLC
Series 2024-A3-1A, 5.49%, 07/15/31	715	717
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-C-5A, 6.24%, 04/20/26	525	529
Series 2023-C-2A, 6.18%, 10/20/26	370	372
Bank 2024-BNK47
Series 2024-A1-BNK47, REMIC, 5.52%, 05/17/29	274	276
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	850	852
Bank5 2024-5Yr11
Series 2024-AS-5YR11, REMIC, 6.14%, 11/19/29	925	944
Bank5 2024-5YR12
Series 2024-AS-5YR12, REMIC, 6.12%, 12/15/29 (d)	1,420	1,458
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (d)	540	555
Bank5 2024-5YR8
Series 2024-AS-5YR8, REMIC, 6.38%, 07/17/29 (d)	1,090	1,123
Bank5 2024-5YR9
Series 2024-A1-5YR9, REMIC, 4.89%, 06/15/29	1,301	1,300
Barings CLO Ltd 2018-IV
Series 2018-BR-4A, 6.19%, (3 Month Term SOFR + 1.54%), 10/15/30 (d)	2,340	2,342
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.67%, (SOFR 30-Day Average + 1.10%), 12/26/31 (d)	573	575
BBCMS Mortgage Trust 2024-5C27
Series 2024-A1-5C27, REMIC, 5.50%, 10/17/28	75	75
BCP Trust 2021-330N
Series 2021-A-330N, REMIC, 5.31%, (1 Month Term SOFR + 0.91%), 06/15/38 (d)	1,250	1,176
Benchmark 2024-V11 Mortgage Trust
Series 2024-AM-V11, REMIC, 6.20%, 11/19/29	785	806
Benchmark 2024-V8 Mortgage Trust
Series 2024-A1-V8, REMIC, 5.51%, 04/16/29 (d)	665	671
Benchmark 2024-V9 Mortgage Trust
Series 2024-AS-V9, REMIC, 6.06%, 08/17/29	1,495	1,526

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (d)	578	519
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (d)	593	536
Blue Owl Asset Leasing Trust 2024-1 LLC
Series 2024-A2-1A, 5.05%, 03/15/29	1,415	1,412
Series 2024-B-1A, 5.41%, 03/15/30	325	324
BlueMountain CLO 2016-3 Ltd
Series 2016-A1R2-3A, 5.46%, (3 Month Term SOFR + 0.94%), 11/15/30 (d)	2,321	2,323
BMO 2024-5C5 Mortgage Trust
Series 2024-AS-5C5, REMIC, 6.36%, 08/17/29 (d)	1,545	1,597
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 5.66%, (1 Month Term SOFR + 1.26%), 09/15/38 (d)	1,855	1,832
Bravo Residential Funding Trust 2021-NQM3
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (d)	821	763
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	518	507
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 6.41%, (1 Month Term SOFR + 2.01%), 08/16/38 (d)	777	572
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 6.08%, (1 Month Term SOFR + 1.70%), 12/10/29 (d)	950	949
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 6.10%, (1 Month Term SOFR + 1.70%), 05/15/29 (d)	1,249	1,255
Series 2024-B-MDHS, REMIC, 6.30%, (1 Month Term SOFR + 1.90%), 05/15/29 (d)	1,221	1,222
BX Commercial Mortgage Trust 2024-SLCT
Series 2024-B-SLCT, REMIC, 6.24%, 01/09/30 (d)	545	544
Series 2024-C-SLCT, REMIC, 6.84%, 01/09/30 (d)	1,430	1,426
Cambridge Trust Company
Series 2019-A-LIFE, REMIC, 5.76%, (1 Month Term SOFR + 1.37%), 12/15/25 (d)	1,370	1,370
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,360
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,602
CarMax Auto Owner Trust 2023-3
Series 2023-B-3, 5.47%, 02/15/29	465	466
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,525
Series 2023-D-3, 6.44%, 12/16/30	820	836
CarMax Auto Owner Trust 2024-1
Series 2024-A4-1, 4.94%, 12/15/27	470	470
Series 2024-C-1, 5.47%, 12/15/27	905	909
CarMax Auto Owner Trust 2024-2
Series 2024-D-2, 6.42%, 10/15/30	100	102
CarMax Auto Owner Trust 2024-3
Series 2024-A4-3, 4.85%, 01/15/30	290	289
Series 2024-D-3, 5.67%, 01/15/31	375	369
CarMax Select Receivables Trust 2024-A
Series 2024-B-A, 5.35%, 08/16/27	405	409
Series 2024-C-A, 5.62%, 03/15/28	1,700	1,714
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	74	73
Carvana Auto Receivables Trust 2024-N2
Series 2024-B-N2, 5.67%, 03/10/27	1,215	1,231
CIFC Funding 2016-I Ltd
Series 2016-AR3-1A, 0.00%, 10/21/31 (d)	2,260	2,260
Series 2016-D1R3-1A, 0.00%, 10/21/31 (d)	895	895
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,129	920
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	3,004	2,879
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 11/25/38	1,093	893
CNH Equipment Trust 2024-A
Series 2024-A4-B, 5.23%, 06/15/28	655	659
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	64	62
COLT 2024-6 Mortgage Loan Trust
Series 2024-A2-6, REMIC, 5.64%, 11/25/69 (f)	1,752	1,745
COLT 2024-INV4 Mortgage Loan Trust
Series 2024-A3-INV4, REMIC, 6.11%, 11/25/69 (f)	1,636	1,638
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (d)	903	761
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 3.92%, 02/12/47 (d)	1,001	954
COMM 2014-CCRE19 Mortgage Trust
Series 2014-D-CR19, REMIC, 4.51%, 08/12/47 (d)	294	279
Crossroads Asset Trust 2024-A
Series 2024-A2-A, 5.90%, 06/21/27	610	618
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	690	656
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	457	442
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	2,080	1,986
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	172	161
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (d)	392	346
Dell Equipment Finance Trust 2023-3
Series 2023-D-3, 6.75%, 06/22/26	180	183
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	300	303
Dell Equipment Finance Trust 2024-2
Series 2024-B-2, 4.82%, 08/22/30	155	155
Series 2024-D-2, 5.29%, 02/24/31	360	359
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	435	436
Series 2024-A4-1A, 4.93%, 03/22/27	120	120
Driven Brands Funding, LLC
Series 2019-A2-1A, 4.64%, 04/22/26	1,071	1,055
Series 2019-A2-2A, 3.98%, 10/20/26	603	589
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 6.01%, (3 Month Term SOFR + 1.36%), 07/17/34 (d)	2,660	2,664
EFMT 2024-INV2
Series 2024-A1-INV2, REMIC, 5.03%, 10/25/69 (d)	1,353	1,339
Series 2024-A2-INV2, REMIC, 5.29%, 10/25/69 (d)	763	755
EFMT 2024-NQM1
Series 2024-A1B-NQM1, REMIC, 5.81%, 11/25/69 (f)	2,645	2,643
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	352	345
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	406	413
Series 2023-C-A, 7.30%, 11/25/30	553	557
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (d)	141	134
Ellington Financial Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (d)	578	475
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	546	448
Enterprise Fleet Financing 2024-3, LLC
Series 2024-A4-3, 5.06%, 04/20/29	300	302
Enterprise Fleet Financing 2024-4, LLC
Series 2024-A4-4, 4.70%, 08/20/29	1,195	1,184
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,375	1,391
Exeter Automobile Receivables Trust 2022-5
Series 2022-C-5A, 6.51%, 12/15/27	4,300	4,325
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	183
Exeter Automobile Receivables Trust 2024-4
Series 2024-C-4A, 5.48%, 07/15/27	1,245	1,245
Finance of America HECM Buyout 2024-HB1
Series 2024-A1A-HB1, 4.00%, 10/25/34	1,644	1,624

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	4,965	4,870
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (d)	249	218
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 5.30%, (1 Month Term SOFR + 0.96%), 08/25/41 (d)	367	352
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,364
Ford Credit Auto Owner Trust 2023-B
Series 2023-B-B, 6.20%, 03/15/26	475	482
Series 2023-C-B, 6.43%, 05/15/26	895	911
Ford Credit Floorplan Master Owner Trust A
Series 2023-C-1, 5.75%, 05/15/26	995	999
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,218
Series 2024-B-1, 5.48%, 04/15/27	840	848
Fortress Credit Bsl VII Ltd
Series 2019-A1R-1A, 5.65%, (3 Month Term SOFR + 0.00%), 07/23/32 (d)	840	841
Series 2019-A2R-1A, 5.96%, (3 Month Term SOFR + 0.00%), 07/23/32 (d)	1,320	1,320
Series 2019-BR-1A, 6.21%, (3 Month Term SOFR + 0.00%), 07/23/32 (d)	1,690	1,690
Fortress Credit BSL VIII Ltd
Series 2019-A1AR-2A, 5.39%, 10/20/32 (d)	2,405	2,405
Series 2019-A2R-2A, 5.74%, 10/20/32 (d)	3,275	3,276
Fortress Credit BSL XV Ltd
Series 2022-AR-2A, 6.03%, (3 Month Term SOFR + 1.40%), 10/18/33 (d)	2,195	2,196
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (d)	119	107
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (d)	55	52
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (d)	111	107
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	752
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 01/25/60 (d)	1,170	1,000
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	4,420	4,446
GM Financial Automobile Leasing Trust 2024-2
Series 2024-B-2, 5.56%, 05/22/28	1,785	1,805
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	809
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 6.11%, (1 Month Term SOFR + 1.71%), 06/16/36 (d)	1,720	1,468
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 5.98%, 07/25/44 (d)	17	17
Hardee's Funding LLC
Series 2020-A2-1A, 3.98%, 12/20/27	1,973	1,855
Series 2021-A2-1A, 2.87%, 06/20/28	864	775
Series 2018-A23-1A, 5.71%, 06/20/28	923	896
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-B-ORL, REMIC, 6.40%, (1 Month Term SOFR + 2.00%), 05/15/26 (d)	1,470	1,470
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	410	395
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	287	284
HPEFS Equipment Trust 2023-1
Series 2023-B-1A, 5.73%, 09/20/25	1,830	1,839
HPEFS Equipment Trust 2023-2
Series 2023-C-2A, 6.48%, 03/20/26	400	406
Series 2023-D-2A, 6.97%, 07/20/26	405	408
HPEFS Equipment Trust 2024-1
Series 2024-C-1A, 5.33%, 05/20/31	2,145	2,149
HPEFS Equipment Trust 2024-2
Series 2024-B-2A, 5.35%, 10/20/31	250	252
Series 2024-D-2A, 5.82%, 04/20/32	620	626
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	1,525	1,542
Series 2024-B1-2, 5.44%, 10/20/32	1,681	1,680
HYT Commercial Mortgage Trust 2024-RGCY
Series 2024-A-RGCY, REMIC, 7.18%, (1 Month Term SOFR + 1.90%), 09/15/26 (d)	1,395	1,396
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (d)	875	723
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (d)	2,674	2,647
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 6.61%, (1 Month Term SOFR + 2.21%), 09/17/29 (d) (f)	1,195	1,022
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-C-609M, REMIC, 6.68%, (1 Month Term SOFR + 2.28%), 10/17/33 (d)	1,955	1,803
Series 2020-B-609M, REMIC, 6.74%, (1 Month Term SOFR + 1.88%), 10/17/33 (d)	2,420	2,329
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A13-INV2, REMIC, 3.00%, 03/25/42	374	317
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (d)	252	219
Series 2020-A11-INV1, REMIC, 5.28%, (1 Month Term SOFR + 0.94%), 03/25/43 (d)	167	160
Jack in the Box Funding, LLC
Series 2022-A2I-1A, 3.45%, 02/25/27	1,148	1,083
Jersey Mike's Funding, LLC
Series 2021-A2I-1A, 2.89%, 02/15/27	50	48
Series 2019-A2-1A, 4.43%, 02/15/27	243	240
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 6.26%, (1 Month Term SOFR + 1.86%), 08/15/26 (d)	2,405	2,374
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,329
Madison Park Funding XL, Ltd.
Series AR-13A, 5.78%, (3 Month Term SOFR + 1.15%), 11/21/30 (d)	2,224	2,226
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 5.85%, (3 Month Term SOFR + 1.23%), 07/28/31 (d)	2,399	2,401
Series 2017-BR-23A, 6.43%, (3 Month Term SOFR + 1.81%), 07/28/31 (d)	2,005	2,010
Madison Park Funding XXIV Ltd
Series 2016-CR2-24A, 6.67%, (3 Month Term SOFR + 2.05%), 10/20/29 (d)	1,300	1,302
Madison Park Funding XXIX LTD
Series 2018-BR-29A, 6.43%, (3 Month Term SOFR + 1.80%), 10/18/30 (d)	3,210	3,214
Madison Park Funding XXXI, Ltd.
Series 2019-AR-33A, 5.95%, (3 Month Term SOFR + 1.29%), 10/15/32 (d)	4,150	4,153
Marble Point CLO XII Ltd.
Series 2018-A-1A, 5.92%, (3 Month Term SOFR + 1.27%), 07/16/31 (d)	613	614
Marble Point CLO XIV Ltd.
Series 2018-A12R-2A, 5.82%, (3 Month Term SOFR + 1.20%), 01/20/32 (d)	3,332	3,336
Marble Point CLO XV Ltd.
Series 2019-A1R2-1A, REMIC, 5.56%, (3 Month Term SOFR + 1.04%), 07/23/32 (d)	2,080	2,083
MARQ Trust 2024-HOU
Series 2024-B-HOU, REMIC, 7.41%, (1 Month Term SOFR + 2.09%), 06/15/26 (d)	1,600	1,594
MED Commercial Mortgage Trust 2024-MOB
Series 2024-A-MOB, REMIC, 5.99%, (1 Month Term SOFR + 1.59%), 04/15/26 (d)	1,520	1,512
MFA 2021-NQM2 Trust
Series 2021-A1-NQM2, REMIC, 1.03%, 11/25/64 (d)	587	510
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (d)	256	246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
MidOcean Credit CLO VI
Series 2016-ARRR-6A, 5.85%, (3 Month Term SOFR + 1.23%), 04/20/33 (d)	1,163	1,165
MMAF Equipment Finance LLC 2021-A
Series 2021-A5-A, 1.19%, 11/13/43	365	338
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/13/32	2,710	2,365
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	173	167
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	271	260
Series 2020-B-1A, 2.73%, 10/20/37	481	467
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	1,879	1,875
MVW 2023-2 LLC
Series 2023-A-2A, 6.18%, 11/20/40	385	394
Series 2023-B-2A, 6.33%, 11/20/40	259	263
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	696	661
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	2,723	2,523
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	337	332
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	656	633
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 02/15/29	824	783
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	487	453
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	323	296
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	287	268
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-A-1, 5.59%, 04/27/26	270	273
Series 2024-B-1, 5.79%, 04/27/26	150	152
Series 2024-C-1, 6.13%, 04/27/26	235	238
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	1,112	1,018
Nelnet, Inc.
Series 2005-A4-4, 5.20%, (SOFR 90-Day Average + 0.44%), 03/22/32 (d)	538	521
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 5.87%, (3 Month Term SOFR + 1.25%), 01/20/32 (d)	1,829	1,831
New Residential Mortgage Loan Trust 2021-INC2
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (d)	2,869	2,521
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 5.65%, (1 Month Term SOFR + 1.31%), 06/25/59 (d)	204	201
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 5.35%, (1 Month Term SOFR + 1.01%), 09/25/59 (d)	195	191
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 5.20%, (1 Month Term SOFR + 0.86%), 02/25/27 (d)	215	209
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (d)	538	465
Series 2020-2A2-EXP1, REMIC, 5.40%, (1 Month Term SOFR + 1.06%), 01/26/60 (d)	240	233
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (d)	702	596
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (d)	172	145
OBX 2020-EXP3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	742	631
OBX 2024-NQM17 Trust
Series 2024-A3-NQM17, REMIC, 6.02%, 11/25/64 (f)	967	969
Oceanview Mortgage Trust 2022-INV1
Series 2022-A5-1, REMIC, 2.50%, 08/25/28 (d)	1,493	1,299
Octagon Investment Partners 39 Ltd.
Series 2018-AR-3A, 5.77%, (3 Month Term SOFR + 1.15%), 10/21/30 (d)	1,970	1,972
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,455	1,453
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	105	104
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	197	198
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	435	446
Series 2023-C-3A, 6.74%, 05/20/27	145	148
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	485	485
Series 2024-C-3A, REMIC, 5.51%, 10/20/28	405	404
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 5.46%, (1 Month Term SOFR + 1.06%), 03/17/36 (d)	3,445	3,350
Series 2021-C-PARK, REMIC, 5.61%, (1 Month Term SOFR + 1.21%), 03/17/36 (d)	1,840	1,763
OZLM Funding II, Ltd.
Series 2012-A1A2-2A, REMIC, 5.79%, (3 Month Term SOFR + 1.20%), 07/30/31 (d)	1,259	1,261
OZLM XXI Ltd
Series 2017-A1R-21A, 5.77%, (3 Month Term SOFR + 1.15%), 01/21/31 (d)	2,118	2,120
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	157	158
Progress Residential 2021-SFR2 Trust
Series 2021-A-SFR2, REMIC, 1.55%, 04/17/26	89	86
Progress Residential 2021-SFR4 Trust
Series 2021-A-SFR4, REMIC, 1.56%, 05/19/26	202	195
Progress Residential 2021-SFR8 Trust
Series 2021-C-SFR8, REMIC, 1.93%, 10/19/26	1,330	1,260
RCKT Mortgage Trust 2024-CES8
Series 2024-A1A-CES8, REMIC, 5.49%, 10/25/44 (f)	1,872	1,864
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/26/28 (f) (h)	360	360
Rockford Tower CLO 2019-2 Ltd
Series 2019-AR2-2A, 5.65%, (3 Month Term SOFR + 1.13%), 08/20/32 (d)	3,450	3,453
Romark CLO II Ltd
Series 2018-A2R-2A, 6.28%, (3 Month Term SOFR + 1.65%), 07/25/31 (d)	3,225	3,228
Santander Bank Auto Credit-Linked Notes Series 202
Series 2024-B-B, 4.97%, 01/15/33	320	320
Series 2024-C-B, 5.14%, 01/15/33	445	446
Santander Bank, N.A.
Series 2024-B-A, 5.62%, 07/15/28	510	514
Series 2024-C-A, 5.82%, 07/15/28	625	629
Series 2021-B-1A, 1.83%, 12/15/31	—	—
Series 2022-C-B, 5.92%, 08/16/32	15	15
Series 2022-A2-C, 6.02%, 12/15/32	344	349
Series 2022-B-C, 6.45%, 12/15/32	646	649
Series 2023-A2-B, 5.64%, 12/15/33	261	263
Series 2023-D-B, 6.66%, 12/15/33	920	931
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	953	941
Santander Drive Auto Receivables Trust 2020-4
Series 2020-E-4, 2.85%, 04/17/28	3,100	3,058
Santander Drive Auto Receivables Trust 2021-1
Series 2021-E-1, 2.51%, 11/15/25	4,100	4,025
Santander Drive Auto Receivables Trust 2021-3
Series 2021-E-3, REMIC, 2.70%, 02/15/26	4,300	4,203
Santander Drive Auto Receivables Trust 2021-4
Series 2021-E-4, 4.03%, 07/15/26	3,500	3,464
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,370	1,375
Santander Retail Auto Lease Trust 2022-B
Series 2022-B-B, 3.85%, 03/22/27	523	522
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	3,375	3,372

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Series 2020-2C-1, 1.88%, 01/15/26	730	705
Series 2022-C-1, 6.60%, 01/15/28	1,930	1,969
Series 2024-C-1, 4.83%, 10/15/29	3,270	3,116
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,157
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	460	463
Series 2024-A4-A, 5.24%, 07/20/26	440	444
SBNA Auto Lease Trust 2024-B
Series 2024-A4-B, 5.55%, 12/21/26	1,635	1,661
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-B-DSNY, REMIC, 7.04%, (1 Month Term SOFR + 1.80%), 05/18/26 (d)	1,210	1,196
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	1,845	1,892
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (d)	8	8
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (d)	103	94
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (d)	206	188
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	510	512
Series 2024-C-1A, 5.51%, 01/20/32	170	171
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.38%, 05/25/65	691	628
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	148	146
SMB Private Education Loan Trust 2016-C
Series 2016-A2B-C, 5.61%, (1 Month Term SOFR + 1.21%), 09/15/34 (d)	50	50
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.23%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (d)	998	995
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	2,313	2,138
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	351	326
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,718	1,580
SOUND POINT CLO XXII LTD
Series 2019-BRR-1A, 6.14%, (3 Month Term SOFR + 1.65%), 01/20/32 (d)	325	325
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (d)	386	379
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (d)	592	558
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	434	406
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.06%, 08/25/56 (d)	1,998	1,754
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 5.94%, (3 Month Term SOFR + 1.28%), 01/15/34 (d)	2,241	2,244
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.96%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	1,156	1,157
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 6.34%, (3 Month Term SOFR + 1.71%), 10/25/29 (d)	3,330	3,332
THL Credit Wind River 2015-1 CLO Ltd
Series 2015-A1R3-1A, 5.82%, (3 Month Term SOFR + 1.20%), 10/21/30 (d)	1,990	1,991
THL Credit Wind River 2018-2 Clo Ltd
Series 2018-A1R-2A, 5.86%, (3 Month Term SOFR + 1.20%), 07/15/30 (d)	161	161
TIAA CLO I Ltd
Series 2016-ARR-1A, 5.87%, (3 Month Term SOFR + 1.25%), 07/21/31 (d)	2,391	2,394
Towd Point Mortgage Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (d)	58	57
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (d)	87	85
Tricon Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 4.75%, 06/20/28	834	824
Series 2024-D-SFR2, REMIC, 6.00%, 06/20/28	1,530	1,534
Trinitas CLO IX, Ltd.
Series 2018-ARRR-9A, 6.33%, (3 Month Term SOFR + 1.20%), 01/20/32 (d)	1,853	1,855
Trinitas CLO VI, Ltd.
Series 2017-ARRR-6A, 6.67%, 01/25/34 (d)	2,195	2,202
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (d)	378	332
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	316	320
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	546	475
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	1,086	1,101
Verdant Receivables 2024-1 LLC
Series 2024-A2-1A, 5.68%, 08/14/28	380	385
Verus Securitization Trust 2019-INV3
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (d)	293	290
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (f)	225	213
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (d)	411	363
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (d)	245	217
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	340	303
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (d)	733	615
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	598	542
Verus Securitization Trust 2022-1
Series 2022-A3-1, REMIC, 3.29%, 01/25/67 (d)	3,108	2,772
Verus Securitization Trust 2023-7
Series 2023-A2-7, REMIC, 7.27%, 10/25/68 (f)	776	788
Verus Securitization Trust 2023-INV3
Series 2023-A2-INV3, REMIC, 7.33%, 11/25/68 (d) (f)	358	364
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	150	143
Voya CLO 2018-3, Ltd.
Series 2018-BR2-3A, 7.13%, (3 Month Term SOFR + 1.80%), 10/15/31 (d)	1,435	1,437
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	253	252
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	2,021	2,055
Wind River 2019-3 CLO Ltd.
Series 2019-AR2-3A, 5.72%, 04/15/31 (d)	670	672
Series 2019-BR2-3A, 6.21%, 04/15/31 (d)	1,520	1,520
Series 2019-CR2-3A, 6.66%, 04/15/31 (d)	655	655
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,241
World Omni Select Auto Trust 2021-A
Series 2021-D-A, 1.44%, 04/15/25	815	791
Total Non-U.S. Government Agency Asset-Backed Securities (cost $331,154)		325,228
GOVERNMENT AND AGENCY OBLIGATIONS 26.7%
U.S. Treasury Note 19.7%
Treasury, United States Department of
3.75%, 08/31/26	54,045	53,631
3.50%, 09/30/26 (i)	54,590	53,916
4.13%, 10/31/26	54,095	53,985
4.25%, 11/30/26	58,400	58,400
		219,932
Mortgage-Backed Securities 6.4%
Federal Home Loan Mortgage Corporation
7.25%, (1 Year USD LIBOR + 1.75%), 09/01/33 (d)	2	2
7.31%, (1 Year Treasury + 2.25%), 09/01/33 (d)	7	7
6.00%, 09/01/34 - 09/01/53	2,098	2,129

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
6.93%, (1 Year Treasury + 2.11%), 10/01/34 (d)	5	5
3.00%, 11/01/34 - 06/01/52	1,413	1,214
6.44%, (1 Year Treasury + 2.25%), 11/01/34 (d)	9	9
6.53%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	1	1
7.02%, (1 Year USD LIBOR + 1.89%), 11/01/34 (d)	4	4
7.40%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	1	1
5.93%, (1 Year USD LIBOR + 1.68%), 01/01/35 (d)	3	3
6.03%, (1 Year USD LIBOR + 1.68%), 02/01/35 (d)	3	3
6.04%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	2	2
6.05%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	5	5
6.22%, (1 Year USD LIBOR + 1.90%), 02/01/35 (d)	5	5
6.24%, (1 Year Treasury + 2.11%), 02/01/35 (d)	8	9
6.48%, (1 Year Treasury + 2.25%), 02/01/35 (d)	7	8
7.54%, (1 Year USD LIBOR + 1.75%), 06/01/35 (d)	68	69
7.37%, (1 Year Treasury + 2.37%), 09/01/35 (d)	160	163
7.23%, (1 Year USD LIBOR + 1.66%), 10/01/35 (d)	14	15
1.50%, 02/01/36	1,483	1,281
6.08%, (1 Year USD LIBOR + 1.60%), 03/01/36 (d)	30	31
7.50%, 06/01/38	120	126
7.00%, 03/01/39	137	143
5.00%, 12/01/41	272	271
4.00%, 12/01/49	443	409
2.50%, 01/01/52	2,427	2,000
4.50%, 09/01/52	4,176	3,936
5.50%, 08/01/53	1,651	1,637
Federal National Mortgage Association, Inc.
5.00%, 09/01/25 - 08/01/54	12,416	12,073
3.50%, 11/01/26 - 01/01/52	2,255	2,032
3.00%, 09/01/28 - 02/01/35	1,246	1,194
6.50%, 07/01/32 - 02/01/54	16,019	16,367
6.32%, (1 Year USD LIBOR + 1.62%), 03/01/33 (d)	1	1
6.52%, (6 Month USD LIBOR + 1.41%), 06/01/33 (d)	3	3
6.99%, (1 Year Treasury + 2.16%), 06/01/33 (d)	30	30
6.57%, (1 Year Treasury + 2.05%), 07/01/33 (d)	1	1
5.50%, 10/01/33 - 10/01/54	6,441	6,450
6.34%, (1 Year Treasury + 2.21%), 12/01/33 (d)	56	57
6.00%, 03/01/34 - 02/01/49	1,747	1,808
7.06%, (1 Year Treasury + 2.31%), 04/01/34 (d)	1	1
6.85%, (1 Year USD LIBOR + 1.59%), 10/01/34 (d)	2	2
6.35%, (1 Year USD LIBOR + 1.35%), 11/01/34 (d)	1	1
6.84%, (1 Year USD LIBOR + 1.67%), 11/01/34 (d)	8	8
7.02%, (1 Year Treasury + 2.36%), 11/01/34 (d)	39	40
6.10%, (1 Year USD LIBOR + 1.65%), 12/01/34 (d)	4	4
5.92%, (1 Year USD LIBOR + 1.54%), 01/01/35 (d)	7	7
5.94%, (1 Year USD LIBOR + 1.56%), 01/01/35 (d)	6	6
5.94%, (1 Year USD LIBOR + 1.57%), 01/01/35 (d)	4	4
6.01%, (1 Year USD LIBOR + 1.63%), 01/01/35 (d)	2	3
5.95%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	3	3
6.34%, (1 Year Treasury + 2.19%), 02/01/35 (d)	9	9
6.06%, (1 Year USD LIBOR + 1.36%), 03/01/35 (d)	5	5
5.95%, (1 Year Treasury + 1.82%), 04/01/35 (d)	52	52
6.54%, (1 Year USD LIBOR + 1.81%), 04/01/35 (d)	10	11
7.36%, (1 Year USD LIBOR + 1.99%), 04/01/35 (d)	64	66
6.23%, (1 Year USD LIBOR + 1.42%), 05/01/35 (d)	20	20
6.58%, (1 Year USD LIBOR + 1.65%), 05/01/35 (d)	7	7
7.18%, (1 Year USD LIBOR + 1.43%), 05/01/35 (d)	16	16
7.11%, (1 Year Treasury + 2.30%), 06/01/35 (d)	52	53
7.57%, (1 Year USD LIBOR + 1.69%), 06/01/35 (d)	41	41
7.50%, (1 Year USD LIBOR + 1.83%), 07/01/35 (d)	18	18
6.75%, (6 Month USD LIBOR + 1.37%), 08/01/35 (d)	19	19
7.32%, (1 Year USD LIBOR + 1.60%), 08/01/35 (d)	31	31
6.31%, (1 Year USD LIBOR + 1.69%), 11/01/35 (d)	5	5
5.93%, (1 Year USD LIBOR + 1.69%), 02/01/36 (d)	28	29
6.30%, (1 Year Treasury + 2.05%), 02/01/36 (d)	21	21
6.49%, (1 Year USD LIBOR + 1.74%), 03/01/36 (d)	29	29
4.50%, 09/01/39 - 12/01/48	2,664	2,572
4.00%, 08/01/43 - 09/01/52	3,601	3,308
2.00%, 10/01/50	559	438
2.50%, 01/01/52	2,444	2,002
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	828	821
6.00%, 07/15/36	308	314
4.50%, 09/20/40	187	182
3.50%, 03/20/43 - 07/20/52	3,947	3,547
5.50%, 09/15/45 - 12/20/48	891	900
4.00%, 09/20/45 - 10/20/52	1,742	1,614
3.00%, 09/20/47 - 09/20/49	1,484	1,297
		71,010
Collateralized Mortgage Obligations 0.3%
Federal Home Loan Mortgage Corporation
Series PA-3713, REMIC, 2.00%, 02/15/40	72	71
Series 2021-M2-DNA7, REMIC, 6.37%, (SOFR 30-Day Average + 1.80%), 11/25/41 (d)	895	904
Series 2022-M1A-HQA2, REMIC, 7.22%, (SOFR 30-Day Average + 2.65%), 07/25/42 (d)	656	672
Series 2023-A1-HQA3, REMIC, 6.42%, (SOFR 30-Day Average + 1.85%), 11/25/43 (d)	498	504
Series 2017-M1-SC02, REMIC, 3.86%, 05/25/47 (d)	51	50
Federal National Mortgage Association, Inc.
Series 2017-1M2-C01, 8.23%, (SOFR 30-Day Average + 3.66%), 01/25/27 (d)	708	731
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,110	1,026
		3,958
Sovereign 0.2%
Korea Housing Finance Corporation
4.63%, 02/24/28 (a)	2,500	2,480
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A1-K753, REMIC, 4.60%, 06/25/30	1,028	1,014
Total Government And Agency Obligations (cost $302,623)		298,394

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.0%
Commercial Paper 1.6%
Bacardi-Martini B.V.
4.94%, 01/22/25	3,180	3,171
Brunswick Corporation
5.07%, 01/03/25	3,180	3,179
Constellation Brands, Inc.
4.99%, 01/08/25	3,195	3,192
Crown Castle Inc.
5.07%, 01/07/25	1,975	1,973
CVS Health Corporation
5.04%, 01/27/25	3,185	3,174
Nissan Motor Acceptance Company LLC
5.07%, 01/03/25	3,195	3,194
		17,883
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.36% (j) (k)	4,336	4,336
T. Rowe Price Government Reserve Fund - Institutional Class, 4.45% (j) (k)	10,451	10,451
		14,787
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (j) (k)	746	746
Total Short Term Investments (cost $33,416)		33,416
Total Investments 99.3% (cost $1,120,763)		1,109,206
Other Derivative Instruments 0.0%		105
Other Assets and Liabilities, Net 0.7%		7,291
Total Net Assets 100.0%		1,116,602

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $133,273 and 11.9% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(g) All or a portion of the security was on loan as of December 31, 2024.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	—	341,026	336,690	154	—	—	4,336	0.4
JNL Government Money Market Fund, 4.46% - Class SL	71	481,966	481,291	389	—	—	746	0.1
T. Rowe Price Government Reserve Fund, 4.45% - Institutional Class	13,765	402,726	406,040	364	—	—	10,451	0.9
	13,836	1,225,718	1,224,021	907	—	—	15,533	1.4

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 5.38%, 04/17/25	11/15/22	3,496	3,498	0.3
MEGlobal Canada ULC, 5.00%, 05/18/25	03/14/24	2,491	2,493	0.2
Morgan Stanley Bank, National Association, 4.75%, 04/21/26	04/19/23	1,555	1,557	0.1
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,120	4,080	0.4
POSCO Holdings Inc., 4.38%, 08/04/25	11/23/22	891	896	0.1
PT Bank Mandiri (Persero) Tbk., 5.50%, 04/04/26	09/27/24	1,727	1,716	0.1
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	2,001	1,981	0.2
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	2,936	2,855	0.3
		19,217	19,076	1.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,812	April 2025	372,512	(28)	52

Short Contracts
United States 10 Year Note	(199)	March 2025	(22,013)	44	372
United States 10 Year Ultra Bond	(144)	March 2025	(16,253)	36	224
United States 5 Year Note	(342)	April 2025	(36,508)	29	152
United States Ultra Bond	(56)	March 2025	(6,935)	24	276
				133	1,024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	452,168	—	452,168
Non-U.S. Government Agency Asset-Backed Securities	—	324,868	360	325,228
Government And Agency Obligations	—	298,394	—	298,394
Short Term Investments	15,533	17,883	—	33,416
	15,533	1,093,313	360	1,109,206
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,076	—	—	1,076
	1,076	—	—	1,076

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 88.3%
Energy 20.4%
Aethon United BR LP
7.50%, 10/01/29 (a)	4,540	4,647
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	4,435	4,527
CVR Energy, Inc.
8.50%, 01/15/29 (a)	4,520	4,337
Diamond Foreign Asset Co.
8.50%, 10/01/30 (a)	980	1,017
Enbridge Inc.
8.25%, 01/15/84 (b)	9,300	9,723
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (a)	4,276	4,499
Energy Transfer LP
6.75%, (100, 05/15/25) (c)	650	645
8.00%, 05/15/54	5,233	5,503
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	3,200	3,229
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (a)	4,459	4,532
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (a)	4,855	4,918
Kinetik Holdings LP
6.63%, 12/15/28 (a)	2,635	2,692
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	4,504	4,565
PBF Holding Company LLC
7.88%, 09/15/30 (a)	4,980	4,888
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	4,405	4,478
SM Energy Company
7.00%, 08/01/32 (a)	5,024	4,947
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)	4,305	4,446
Sunoco LP
7.00%, 05/01/29 (a)	4,305	4,418
TGS ASA
8.50%, 01/15/30 (a)	2,575	2,650
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (c)	5,020	5,250
Vital Energy, Inc.
7.88%, 04/15/32 (a) (d)	4,930	4,738
Weatherford International Ltd
8.63%, 04/30/30 (a)	4,303	4,447
		95,096
Financials 13.4%
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (a)	4,460	4,477
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (a)	4,700	4,767
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	8,404	9,167
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (a)	2,840	2,917
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (b)	4,555	4,851
FirstCash, Inc.
6.88%, 03/01/32 (a)	4,470	4,487
OneMain Finance Corporation
7.88%, 03/15/30	4,400	4,590
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (d)	9,980	10,309
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (a)	2,694	2,823
PRA Group, Inc.
8.88%, 01/31/30 (a)	4,570	4,742
Saks Global Enterprises LLC
11.00%, 12/15/29 (a)	4,995	4,811
VistaJet Group Holding SA
9.50%, 06/01/28 (a) (d)	4,570	4,597
		62,538
Consumer Discretionary 12.7%
Adient Global Holdings Ltd
8.25%, 04/15/31 (a) (d)	2,640	2,699
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (a)	6,534	6,381
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (a)	4,095	4,362
Clarios Global LP
8.50%, 05/15/27 (a)	4,435	4,455
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (a)	3,899	4,045
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,915	7,730
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (a)	4,910	5,089
LGI Homes, Inc.
8.75%, 12/15/28 (a)	4,245	4,443
NCL Corporation Ltd.
8.38%, 02/01/28 (a)	4,320	4,505
Sabre GLBL Inc.
10.75%, 11/15/29 (a)	7,606	7,848
Six Flags Operations Inc.
7.25%, 05/15/31 (a) (d)	7,548	7,708
		59,265
Communication Services 9.6%
CCO Holdings, LLC
6.38%, 09/01/29 (a)	4,415	4,379
7.38%, 03/01/31 (a)	4,435	4,522
CSC Holdings, LLC
11.25%, 05/15/28 (a)	2,720	2,681
DISH Network Corporation
11.75%, 11/15/27 (a)	8,953	9,469
EchoStar Corporation
10.75%, 11/30/29	1,465	1,576
Iliad Holding
7.00%, 04/15/32 (a)	4,685	4,716
Level 3 Financing, Inc.
10.50%, 04/15/29 (a)	6,640	7,397
Midcontinent Communications
8.00%, 08/15/32 (a)	4,471	4,588
Outfront Media Capital Corporation
7.38%, 02/15/31 (a)	1,605	1,677
Windstream Services, LLC
8.25%, 10/01/31 (a)	2,865	2,959
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (a) (d)	739	630
		44,594
Industrials 7.8%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (a)	4,450	4,511
Bombardier Inc.
7.25%, 07/01/31 (a)	4,235	4,368
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	4,435	4,249
Deluxe Corporation
8.13%, 09/15/29 (a)	4,675	4,743
JetBlue Airways Corporation
9.88%, 09/20/31 (a)	4,325	4,600
LATAM Airlines Group S.A.
7.88%, 04/15/30 (a)	4,695	4,727
Onesky Flight, LLC
8.88%, 12/15/29 (a)	4,733	4,750
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a)	4,480	4,471
		36,419
Consumer Staples 6.1%
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (a) (d)	7,200	7,427
Coty Inc.
6.63%, 07/15/30 (a)	2,023	2,053
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (a)	2,035	2,168

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (a)	4,315	4,512
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	5,524	5,469
Williams Scotsman, Inc.
7.38%, 10/01/31 (a)	6,576	6,759
		28,388
Information Technology 5.6%
Cloud Software Group, Inc.
9.00%, 09/30/29 (a)	3,340	3,392
8.25%, 06/30/32 (a)	6,430	6,630
Diebold Nixdorf, Incorporated
7.75%, 03/31/30 (a)	2,535	2,603
McAfee Corp.
7.38%, 02/15/30 (a)	4,671	4,546
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (a)	4,120	4,457
UKG Inc.
6.88%, 02/01/31 (a)	4,375	4,439
		26,067
Health Care 5.3%
Community Health Systems, Inc.
8.00%, 12/15/27 (a)	6,720	6,714
Heartland Dental, LLC
10.50%, 04/30/28 (a)	8,311	8,822
Herbalife International, Inc.
12.25%, 04/15/29 (a)	4,641	4,852
IQVIA Inc.
6.50%, 05/15/30 (a)	4,330	4,410
		24,798
Utilities 2.7%
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (c)	3,113	3,440
Talen Energy Supply, LLC
8.63%, 06/01/30 (a)	4,135	4,405
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	4,464	4,545
		12,390
Real Estate 2.6%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (a) (d)	1,639	1,455
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	5,932	5,627
Uniti Group Inc.
10.50%, 02/15/28 (a)	3,730	3,976
6.50%, 02/15/29 (a) (d)	1,325	1,203
		12,261
Materials 2.1%
ERO Copper Corp.
6.50%, 02/15/30 (a)	5,540	5,386
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	4,549	4,668
		10,054
Total Corporate Bonds And Notes (cost $405,437)		411,870
SENIOR FLOATING RATE INSTRUMENTS 6.0%
Information Technology 2.9%
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 9.52%, (SOFR + 5.00%), 09/10/32 (e)	2,460	2,494
2024 2nd Lien Term Loan, 0.00%, (SOFR + 5.00%), 11/12/32 (e) (f)	1,175	1,191
LSF9 Atlantis Holdings, LLC
2024 1st Lien Term Loan B, 9.85%, (SOFR + 5.25%), 09/10/29 (e)	4,944	5,000
Sophia, L.P.
2024 2nd Lien Term Loan, 9.33%, (SOFR + 4.75%), 11/14/32 (e)	4,620	4,697
		13,382
Utilities 1.0%
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 06/22/29 (e) (f)	2,615	2,601
2024 1st Lien Term Loan B, 9.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (e)	2,085	2,073
		4,674
Health Care 1.0%
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.57%, (SOFR + 4.00%), 04/23/31 (e)	4,623	4,651
Consumer Discretionary 0.9%
Varsity Brands, Inc.
2024 Term Loan B, 8.27%, (SOFR + 3.75%), 07/30/31 (e)	4,460	4,461
Financials 0.2%
Truist Insurance Holdings LLC
2nd Lien Term Loan, 9.35%, (3 Month Term SOFR + 4.75%), 03/08/32 (e)	773	789
Total Senior Floating Rate Instruments (cost $27,734)		27,957
PREFERRED STOCKS 0.8%
Financials 0.8%
Osaic Financial Services, Inc., 6.50%, 11/30/27 (g)	198	3,959
Total Preferred Stocks (cost $3,793)		3,959
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (g)	5	5
Total Common Stocks (cost $16)		5
SHORT TERM INVESTMENTS 8.1%
Securities Lending Collateral 4.2%
JNL Government Money Market Fund - Class SL, 4.46% (h) (i)	19,673	19,673
Investment Companies 3.9%
JNL Government Money Market Fund - Class I, 4.36% (h) (i)	390	390
T. Rowe Price Government Reserve Fund - Institutional Class, 4.45% (h) (i)	17,798	17,798
		18,188
Total Short Term Investments (cost $37,861)		37,861
Total Investments 103.2% (cost $474,841)		481,652
Other Assets and Liabilities, Net (3.2)%		(15,053)
Total Net Assets 100.0%		466,599

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $389,833 and 83.5% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of December 31, 2024.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Non-income producing security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/T. Rowe Price U.S. High Yield Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	—	169,173	168,783	65	—	—	390	0.1
JNL Government Money Market Fund, 4.46% - Class SL	11,799	151,877	144,003	878	—	—	19,673	4.2
T. Rowe Price Government Reserve Fund, 4.45% - Institutional Class	—	386,029	368,231	852	—	—	17,798	3.8
	11,799	707,079	681,017	1,795	—	—	37,861	8.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	411,870	—	411,870
Senior Floating Rate Instruments	—	27,957	—	27,957
Preferred Stocks	3,959	—	—	3,959
Common Stocks	5	—	—	5
Short Term Investments	37,861	—	—	37,861
	41,825	439,827	—	481,652

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.5%
Financials 23.2%
Allstate Corporation, The	216	41,702
American Express Company	232	68,928
Annaly Capital Management, Inc.	1,313	24,022
Bank of America Corporation	2,285	100,414
Berkshire Hathaway Inc. - Class B (a)	341	154,700
Charles Schwab Corporation, The	1,088	80,499
Chubb Limited	82	22,711
Citigroup Inc.	359	25,256
CME Group Inc. - Class A	153	35,524
Corebridge Financial, Inc.	1,117	33,443
Corpay Inc (a)	85	28,801
Fiserv, Inc. (a)	467	95,927
Goldman Sachs Group, Inc., The	46	26,545
Huntington Bancshares Incorporated	797	12,970
JPMorgan Chase & Co.	651	155,946
KeyCorp	1,407	24,121
MetLife, Inc.	225	18,442
The Progressive Corporation	64	15,378
Travelers Companies, Inc. , The	165	39,823
Visa Inc. - Class A	106	33,446
		1,038,598
Industrials 15.7%
AMETEK, Inc.	371	66,851
Boeing Company, The (a)	223	39,484
CSX Corporation	502	16,186
Cummins Inc.	96	33,602
Deere & Company	155	65,858
Ferguson Enterprises Inc.	157	27,311
General Dynamics Corporation	114	30,065
General Electric Company	186	31,026
L3Harris Technologies, Inc.	167	35,072
Norfolk Southern Corporation	227	53,192
Northrop Grumman Corporation	53	24,686
Old Dominion Freight Line, Inc.	185	32,608
Owens Corning	84	14,290
Parker-Hannifin Corporation	50	31,547
Republic Services, Inc.	184	36,997
Rockwell Automation, Inc.	164	46,789
Union Pacific Corporation	205	46,738
Westinghouse Air Brake Technologies Corporation	375	71,007
		703,309
Health Care 14.1%
AstraZeneca PLC - ADR	980	64,180
Becton, Dickinson and Company	144	32,683
Cencora, Inc.	289	64,944
Danaher Corporation	99	22,785
Elevance Health, Inc.	210	77,597
GE HealthCare Technologies Inc.	191	14,952
HCA Healthcare, Inc.	35	10,536
Johnson & Johnson	334	48,367
Molina Healthcare, Inc. (a)	48	14,029
Regeneron Pharmaceuticals, Inc. (a)	43	30,417
Revvity, Inc.	434	48,434
Tenet Healthcare Corporation (a)	304	38,402
The Cigna Group	82	22,618
Thermo Fisher Scientific Inc.	99	51,276
UnitedHealth Group Incorporated	180	91,255
		632,475
Consumer Staples 9.7%
Coca-Cola Company, The	798	49,699
Colgate-Palmolive Company	563	51,190
Dollar Tree, Inc. (a)	201	15,089
Kenvue Inc.	5,719	122,101
Keurig Dr Pepper Inc.	1,674	53,781
Mondelez International, Inc. - Class A	371	22,156
Procter & Gamble Company, The	348	58,421
Walmart Inc.	659	59,585
		432,022
Energy 9.4%
Chevron Corporation	352	50,969
ConocoPhillips	666	66,056
Diamondback Energy, Inc.	207	33,839
EQT Corporation	831	38,340
Expand Energy Corporation	161	15,995
Exxon Mobil Corporation	618	66,446
Phillips 66	225	25,600
Range Resources Corporation	1,574	56,626
Schlumberger Limited	1,246	47,767
TechnipFMC PLC	399	11,533
Williams Companies, Inc., The	167	9,024
		422,195
Information Technology 6.8%
Advanced Micro Devices, Inc. (a)	271	32,720
Amphenol Corporation - Class A	260	18,077
Analog Devices, Inc.	136	28,908
Keysight Technologies, Inc. (a)	508	81,557
KLA Corporation	21	13,233
Micron Technology, Inc.	264	22,218
Te Connectivity Public Limited Company	295	42,183
Texas Instruments Incorporated	334	62,638
		301,534
Materials 6.2%
Franco-Nevada Corporation	223	26,196
Freeport-McMoRan Inc.	384	14,611
International Paper Company	1,081	58,170
Linde Public Limited Company	106	44,398
Martin Marietta Materials, Inc.	38	19,876
Mosaic Company, The	741	18,210
PPG Industries, Inc.	171	20,426
Sherwin-Williams Company, The	158	53,863
Southern Copper Corporation	113	10,285
Wheaton Precious Metals Corp.	204	11,466
		277,501
Consumer Discretionary 6.0%
AutoZone, Inc. (a)	15	49,317
Booking Holdings Inc.	9	42,485
Compagnie Financiere Richemont SA	195	29,635
Home Depot, Inc., The	92	35,733
McDonald's Corporation	198	57,410
Ross Stores, Inc.	214	32,342
Tractor Supply Company	417	22,136
		269,058
Utilities 4.8%
Ameren Corporation	564	50,238
Atmos Energy Corporation	222	30,860
Exelon Corporation	1,307	49,207
NextEra Energy, Inc.	208	14,909
XCEL Energy Inc.	996	67,251
		212,465
Communication Services 1.9%
Comcast Corporation - Class A	1,049	39,371
T-Mobile US, Inc.	209	46,214
		85,585
Real Estate 1.7%
Equinix, Inc.	23	21,312
Equity Lifestyle Properties, Inc.	170	11,288
Public Storage Operating Company	145	43,507
		76,107
Total Common Stocks (cost $3,928,805)		4,450,849
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.36% (b) (c)	3,882	3,882
T. Rowe Price Government Reserve Fund - Institutional Class, 4.45% (b) (c)	18,285	18,285
Total Short Term Investments (cost $22,167)		22,167
Total Investments 100.0% (cost $3,950,972)		4,473,016
Other Assets and Liabilities, Net 0.0%		1,314
Total Net Assets 100.0%		4,474,330

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	443	181,866	178,427	163	—	—	3,882	0.1
JNL Government Money Market Fund, 4.46% - Class SL	—	174,304	174,304	85	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.45% - Institutional Class	51,263	613,598	646,576	532	—	—	18,285	0.4
	51,706	969,768	999,307	780	—	—	22,167	0.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,421,214	29,635	—	4,450,849
Short Term Investments	22,167	—	—	22,167
	4,443,381	29,635	—	4,473,016

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 98.4%
China 79.4%
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	—	—
Bondex Supply Chain Management Co., Ltd. - Class A	15	157
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	34	179
China Communications Services Corporation Limited - Class H	226	133
China Merchants Bank Co., Ltd. - Class H	33	170
Cloud Village Inc. (b)	12	170
Contemporary Amperex Technology Co., Limited - Class A	8	287
DiDi Global Inc. - Class A - ADR (b)	74	337
Full Truck Alliance Co. Ltd. - Class A - ADR	13	143
Fuyao Glass Industry Group Co., Ltd. - Class H (a)	17	124
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	33	99
Kanzhun Limited - ADR (b)	9	118
Kweichow Moutai Co., Ltd. - Class A	1	208
Meituan - Class B (a) (b)	12	245
NARI Technology Co., Ltd. - Class A	46	159
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	1	105
Shenzhen Inovance Technology Co., Ltd. - Class A	19	150
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	6	195
Sieyuan Electric Co., Ltd. - Class A	11	114
Tencent Holdings Limited	12	665
Trip.com Group Limited - ADR (b)	3	219
Warom Technology Incorporated Company - Class A	54	151
Xiaomi Corporation (a) (b)	78	346
		4,474
Taiwan 7.5%
Foxconn Interconnect Technology Limited (a) (b)	551	257
MediaTek Inc.	4	164
		421
Netherlands 5.8%
Prosus N.V. - ADR	41	328
Hong Kong 3.3%
AIA Group Limited	17	123
Techtronic Industries Company Limited	5	63
		186
Singapore 2.4%
BOC Aviation Limited (a)	17	134
Total Common Stocks (cost $5,247)		5,543
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	157	157
Total Short Term Investments (cost $157)		157
Total Investments 101.2% (cost $5,404)		5,700
Other Assets and Liabilities, Net (1.2)%		(70)
Total Net Assets 100.0%		5,630

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/WCM China Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	275	4,415	4,533	10	—	—	157	2.8
JNL Government Money Market Fund, 4.46% - Class SL	102	234	336	1	—	—	—	—
	377	4,649	4,869	11	—	—	157	2.8

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/03/24	—	—	—
BOC Aviation Limited	07/12/24	138	134	2.4
Foxconn Interconnect Technology Limited	12/27/24	263	257	4.6
Fuyao Glass Industry Group Co., Ltd. - Class H	10/16/23	84	124	2.2
Meituan - Class B	07/12/24	200	245	4.3
Xiaomi Corporation	11/25/24	286	346	6.1
		971	1,106	19.6

JNL/WCM China Quality Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	01/02/25	HKD	510	66	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	1,250	4,293	—	5,543
Short Term Investments	157	—	—	157
	1,407	4,293	—	5,700
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 98.1%
United Kingdom 15.8%
3I Group PLC	1,229	54,737
AstraZeneca PLC	443	58,086
BAE Systems PLC	2,895	41,617
Compass Group PLC	1,135	37,814
Experian PLC	692	29,795
Rolls-Royce Holdings PLC (a)	7,855	55,804
		277,853
United States of America 12.1%
AON Public Limited Company - Class A	84	30,077
Arch Capital Group Ltd.	541	50,003
Ferguson Enterprises Inc.	186	32,328
Linde Public Limited Company	83	34,690
Steris Public Limited Company	181	37,232
Waste Connections, Inc.	169	29,078
		213,408
Netherlands 7.1%
Adyen N.V. (a) (b)	31	45,908
ASM International N.V.	62	35,834
ASML Holding N.V. - ADR	62	42,955
		124,697
Germany 6.6%
SAP SE	282	68,551
Siemens Energy AG (a)	930	48,302
		116,853
France 6.3%
Safran	319	69,965
Schneider Electric SE	162	40,236
		110,201
Taiwan 5.3%
Taiwan Semiconductor Manufacturing Company Limited - ADR	475	93,775
Canada 4.5%
Canadian Natural Resources Limited	954	29,461
Canadian Pacific Kansas City Limited	690	49,935
		79,396
Denmark 4.3%
Novo Nordisk A/S - Class B	887	76,397
Singapore 4.3%
Sea Limited - Class A - ADR (a)	719	76,296
Italy 3.9%
Ferrari N.V.	162	69,046
Sweden 3.8%
Spotify Technology S.A. (a)	150	67,254
Ireland 3.0%
Icon Public Limited Company (a)	256	53,639
China 3.0%
Meituan - Class B (a) (b)	2,728	53,354
Japan 3.0%
Mitsubishi Heavy Industries, Ltd.	3,766	52,280
South Korea 2.5%
Coupang, Inc. - Class A (a)	1,968	43,252
Australia 2.4%
Atlassian Corporation - Class A (a)	177	43,142
India 2.4%
ICICI Bank Limited - ADR	1,410	42,089
Israel 2.1%
Monday.Com Ltd. (a)	156	36,729
Switzerland 2.0%
UBS Group AG	1,172	35,753
Argentina 2.0%
MercadoLibre, Inc. (a)	21	35,709
Brazil 1.7%
NU Holdings Ltd. - Class A (a)	2,915	30,203
Total Common Stocks (cost $1,441,956)		1,731,326
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	32,385	32,385
Total Short Term Investments (cost $32,385)		32,385
Total Investments 100.0% (cost $1,474,341)		1,763,711
Other Assets and Liabilities, Net 0.0%		834
Total Net Assets 100.0%		1,764,545

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	8,496	599,584	575,695	2,092	—	—	32,385	1.8
JNL Government Money Market Fund, 4.46% - Class SL	—	170,240	170,240	72	—	—	—	—
	8,496	769,824	745,935	2,164	—	—	32,385	1.8

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/22/22	36,214	45,908	2.6
Meituan - Class B	09/30/24	66,755	53,354	3.0
		102,969	99,262	5.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	—	277,853	—	277,853
United States of America	181,080	32,328	—	213,408
Netherlands	42,955	81,742	—	124,697
Germany	—	116,853	—	116,853
France	—	110,201	—	110,201
Taiwan	93,775	—	—	93,775
Canada	79,396	—	—	79,396
Denmark	—	76,397	—	76,397
Singapore	76,296	—	—	76,296
Italy	—	69,046	—	69,046
Sweden	67,254	—	—	67,254
Ireland	53,639	—	—	53,639
China	—	53,354	—	53,354
Japan	—	52,280	—	52,280
South Korea	43,252	—	—	43,252
Australia	43,142	—	—	43,142
India	42,089	—	—	42,089
Israel	36,729	—	—	36,729
Switzerland	—	35,753	—	35,753
Argentina	35,709	—	—	35,709
Brazil	30,203	—	—	30,203
Short Term Investments	32,385	—	—	32,385
	857,904	905,807	—	1,763,711

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 37.1%
Materials 9.4%
Arcadium Lithium PLC (a)	75	386
Arch Resources, Inc. - Class A	4	503
Ball Corporation (b)	6	342
Berry Global Group, Inc.	14	890
DuPont de Nemours, Inc. (b) (c)	12	953
Reynolds Group Holdings Limited	43	755
Summit Materials, Inc. - Class A (a) (b)	17	840
United States Steel Corporation	—	17
		4,686
Communication Services 9.1%
Comcast Corporation - Class A (b)	7	244
Endeavor Group Holdings, Inc. - Class A	110	3,432
Frontier Communications Parent, Inc. (a)	18	617
The Interpublic Group of Companies, Inc.	10	271
		4,564
Financials 7.9%
Aimfinity Investment Corp. I (a)	3	41
Aldel Financial II Inc. (a)	8	76
Andretti Acquisition Corp. II (a)	9	93
Bowen Acquisition Corp. (a)	6	66
Cayson Acquisition Corp. (a)	3	31
CI Financial Corp.	28	595
Direct Selling Acquisition Corp. - Class A (a)	6	69
Discover Financial Services	3	594
First Bancshares Inc.	4	146
Graf Global Corp. (a)	4	41
Haymaker Acquisition Corp. IV - Class A (a)	7	80
Heartland Financial USA, Inc.	16	963
Moneylion Technologies Inc. - Class A (a)	3	245
Mountain Lake Acquisition Corp. (a)	7	66
Newbury Street Acquisition Corporation (a)	8	77
Oak Woods Acquisition Corporation - Class A (a)	8	94
Roman DBDR Acquisition Corp. II (a)	5	52
Sandy Spring Bancorp, Inc.	7	241
SilverBox Corp IV (a)	9	93
Southstate Corporation	1	103
Translational Development Acquisition Corp. (a)	5	51
Voyager Acquisition Corp. (a)	10	99
Willow Lane Acquisition Corp. (a)	5	52
		3,968
Information Technology 4.8%
Altair Engineering Inc. - Class A (a)	5	526
HashiCorp, Inc. - Class A (a)	12	418
Juniper Networks, Inc.	5	171
Smartsheet Inc. - Class A (a)	16	896
Zuora, Inc. - Class A (a)	38	378
		2,389
Energy 2.4%
ChampionX Corporation	28	767
Hess Corporation	3	431
		1,198
Consumer Discretionary 1.8%
Everi Holdings Inc. (a)	41	555
Revelyst, Inc. (a)	17	328
		883
Consumer Staples 1.4%
Kellanova	9	727
Health Care 0.3%
PPHM, Inc. (a)	12	153
Total Common Stocks (cost $18,259)		18,568
CORPORATE BONDS AND NOTES 28.3%
Communication Services 6.2%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (d)	1,024	896
Frontier Communications Holdings, LLC
5.88%, 11/01/29	197	196
6.00%, 01/15/30 (d)	276	275
Getty Images, Inc.
9.75%, 03/01/27 (c) (d)	1,229	1,226
TechTarget, Inc.
0.00%, 12/15/26 (e) (f)	498	493
		3,086
Industrials 5.8%
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (d)	501	478
LATAM Airlines Group S.A.
13.38%, 10/15/29 (d)	431	489
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (c) (d)	1,304	1,321
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (d)	231	231
Werner Finco LP
11.50%, 06/15/28 (d)	364	403
		2,922
Energy 5.5%
California Resources Corporation
7.13%, 02/01/26 (d)	402	402
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/26 (d)	2,129	2,140
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (d)	195	199
		2,741
Consumer Discretionary 5.1%
Everi Holdings Inc.
5.00%, 07/15/29 (d)	308	308
Gol Finance LLP
15.82%, 01/29/25 (d) (g)	854	888
Light and Wonder International, Inc.
7.00%, 05/15/28 (c) (d)	947	949
McLaren Finance PLC
7.50%, 08/01/26 (d)	400	399
		2,544
Information Technology 1.7%
Dye & Durham Limited
3.75%, 03/01/26, CAD (e) (h)	354	238
Infinera Corporation
3.75%, 08/01/28 (e)	523	609
		847
Utilities 1.6%
Encavis Finance B.V.
1.88%, (100, 11/24/27), EUR (e) (h) (i) (j)	800	820
Materials 1.0%
Illuminate Buyer LLC
9.00%, 07/01/28 (d)	517	523
Financials 0.8%
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	149	151
7.50%, 02/15/32 (d)	70	75
MoneyGram International, Inc.
9.00%, 06/01/30 (d)	188	182
		408
Consumer Staples 0.6%
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (d)	60	57
La Financiere de l'Europe
8.50%, 06/30/28, EUR (e) (h) (k)	464	217
		274
Total Corporate Bonds And Notes (cost $14,421)		14,165
SENIOR FLOATING RATE INSTRUMENTS 3.5%
Communication Services 2.2%
Syniverse Holdings, Inc.
2022 Term Loan, 11.60%, (3 Month Term SOFR + 7.00%), 05/06/27 (g)	1,075	1,076
Health Care 1.3%
Bausch & Lomb Corporation
Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 05/05/27 (g)	660	662
Total Senior Floating Rate Instruments (cost $1,711)		1,738

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 3.2%
BlackRock MuniYield Quality Fund III, Inc.	10	109
Franklin Universal Trust	40	289
Invesco Municipal Opportunity Trust	27	260
Invesco Value Municipal Income Trust	13	158
Nuveen AMT-Free Quality Municipal Income Fund	36	410
Nuveen Enhanced Municipal Credit Income Fund	16	190
Nuveen Municipal Value Fund	2	15
Nuveen New York AMT-Free Quality Municipal Income Fund	12	121
Saba Capital Income & Opportunities Fund	4	33
Total Investment Companies (cost $1,597)		1,585
OTHER EQUITY INTERESTS 2.4%
Altaba Inc. (a) (l) (m)	839	1,179
Pershing Square Tontine Holdings, Ltd. (a) (l) (m)	16	—
Total Other Equity Interests (cost $1,292)		1,179
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Hercules Capital Funding Trust 2019-1
Series 2016-B-2, 3.65%, 10/07/25	253	246
Total Non-U.S. Government Agency Asset-Backed Securities (cost $247)		246
RIGHTS 0.5%
Akouos, Inc. (a) (l)	11	5
Bristol-Myers Squibb Company (a) (l)	92	69
Bukit Jalil Global Acquisition 1 Ltd (a)	4	—
ESH Acquisition Corp. (a)	11	1
Golden Star Acquisition Corporation (a)	7	2
Inhibrx, Inc. (a) (l)	4	3
Pan American Silver Corp. (a)	429	159
Pershing Square SPARC Holdings, Ltd. (a) (l)	4	1
Spring Valley Acquisition Corp. II (a)	3	—
Total Rights (cost $611)		240
PREFERRED STOCKS 0.5%
Financials 0.5%
Federal Home Loan Mortgage Corporation (a) (i) (n)	6	66
Federal National Mortgage Association, Inc. - Series S (a) (i) (n)	14	164
Total Preferred Stocks (cost $181)		230
WARRANTS 0.2%
Airship AI Holdings Inc. (a)	42	86
Alchemy Investments Acquisition Corp 1 (a)	6	1
Allurion Technologies, Inc. (a)	6	—
Altenergy Acquisition Corp. (a) (l)	2	—
Arogo Capital Acquisition Corporation (a)	6	—
Bridger Aerospace Group Holdings, Inc. (a)	12	1
Bukit Jalil Global Acquisition 1 Ltd (a)	2	—
Buzzfeed, Inc. (a)	7	1
Capri Listco (a) (l)	14	—
Cartesian Growth Corporation II (a)	2	—
Cero Therapeutics Holdings, Inc. (a)	2	—
Corner Growth Acquisition Corp. (a) (l)	4	1
ECARX Holdings Inc. (a)	12	1
EVe Mobility Acquisition Corp (a) (l)	3	—
Evergreen Corp. (a)	6	—
Foxo Technologies Inc. (a)	11	—
Freightos Ltd (a)	2	—
Getaround Operating, Inc. (a)	5	—
Global Blockchain Acquisition Corp. (a)	23	1
Goal Acquisitions Corp. (a)	119	1
Grove Collaborative Holdings, Inc. (a)	5	—
iLearningEngines, Inc. (a)	16	—
International Media Acquisition Corp. (a)	19	—
Jaws Mustang Acquisition Corp. (a)	8	—
KLDiscovery Ontrack, LLC (a)	78	—
LeddarTech Holdings Inc. (a)	37	4
MKDWELL Tech Inc. (a)	17	—
Movella Holdings Inc. (a) (l)	5	—
Newbury Street Acquisition Corporation (a) (l)	13	—
Oak Woods Acquisition Corporation (a)	21	1
Pyrophyte Acquisition Corp. (a)	3	—
Q-Si Operations Inc. (a)	13	17
RMG Acquisition Corp. III (a) (l)	9	—
Slam Corp. (a)	10	1
Spring Valley Acquisition Corp. II (a)	1	—
Target Global Acquisition I Corp. (a)	4	—
Tevogen Bio Holdings Inc. (a)	3	—
Veea Inc. (a)	5	1
Volato Group, Inc. (a)	5	—
XBP Europe Holdings, Inc. (a)	6	—
Zapp Electric Vehicles Group Limited (a)	5	—
Zeo Energy Corp. (a)	2	—
Total Warrants (cost $292)		117
SHORT TERM INVESTMENTS 9.3%
Investment Companies 9.3%
JNL Government Money Market Fund - Class I, 4.36% (o) (p)	4,653	4,653
Total Short Term Investments (cost $4,653)		4,653
Total Investments 85.5% (cost $43,264)		42,721
Total Securities Sold Short (1.5)% (proceeds $797)		(771)
Total Purchased Options 0.2% (cost $63)		100
Other Derivative Instruments (0.5)%		(254)
Other Assets and Liabilities, Net 16.3%		8,176
Total Net Assets 100.0%		49,972

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $11,592 and 23.2% of the Fund.

(e) Convertible security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (1.5%)
COMMON STOCKS (1.5%)
Communication Services (0.6%)
Omnicom Group Inc.	(3)	(286)
Financials (0.5%)
Independent Bank Group, Inc.	(2)	(104)
UMB Financial Corporation	(2)	(170)
		(274)
Energy (0.4%)
CONSOL Energy Inc.	(2)	(170)
Schlumberger Limited	(1)	(41)
		(211)
Total Common Stocks (proceeds $797)		(771)
Total Securities Sold Short (1.5%) (proceeds $797)		(771)

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	—	98,137	93,484	191	—	—	4,653	9.3

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Dye & Durham Limited, 3.75%, 03/01/26	11/06/24	247	238	0.5
Encavis Finance B.V., 1.88% (callable at 100, 11/24/27)	04/09/24	824	820	1.7
La Financiere de l'Europe, 8.50%, 06/30/28	04/03/24	367	217	0.4
		1,438	1,275	2.6

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Amcor Pty Ltd	Call	12.00	04/17/25	95	114	—
Arcadium Lithium PLC	Put	4.00	04/17/25	136	54	2
Ball Corporation	Put	50.00	02/21/25	192	960	12
Comcast Corporation	Put	35.00	01/17/25	65	228	1
DuPont de Nemours, Inc.	Put	75.00	03/21/25	125	938	34
International Game Technology PLC	Put	15.00	04/17/25	262	393	11
SPDR S&P 500 ETF Trust	Put	600.00	01/17/25	24	1,440	36
United States Steel Corporation	Call	43.00	01/17/25	18	77	4
						100

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Ball Corporation	Call	55.00	02/21/25	192	1,056	(52)
Comcast Corporation	Call	37.50	01/17/25	65	244	(4)
DuPont de Nemours, Inc.	Call	80.00	03/21/25	125	1,000	(25)
International Game Technology PLC	Call	17.00	04/17/25	262	445	(45)
SPDR S&P 500 ETF Trust	Call	615.00	01/17/25	21	1,292	—
SPDR S&P 500 ETF Trust	Put	580.00	01/17/25	13	754	(6)
SPDR S&P 500 ETF Trust	Put	560.00	01/17/25	5	280	(1)
Summit Materials, Inc.	Call	52.50	01/17/25	99	520	—
United States Steel Corporation	Put	30.00	01/17/25	18	54	(3)
						(136)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	GSC	02/26/25	EUR	142	146	(3)
EUR/USD	GSC	02/26/25	EUR	19	20	—
USD/CAD	JPM	03/19/25	CAD	(354)	(247)	8
USD/CAD	JPM	05/30/25	CAD	(884)	(617)	11
USD/EUR	GSC	01/22/25	EUR	(1,049)	(1,087)	16
USD/EUR	JPM	01/30/25	EUR	(800)	(830)	12
USD/EUR	GSC	02/26/25	EUR	(160)	(167)	1
USD/EUR	GSC	03/06/25	EUR	(527)	(548)	7
USD/EUR	JPM	03/06/25	EUR	(54)	(56)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	JPM	03/12/25	EUR	(297)	(308)	5
USD/EUR	GSC	04/24/25	EUR	(448)	(467)	7
USD/GBP	GSC	01/15/25	GBP	(491)	(615)	9
USD/GBP	JPM	01/15/25	GBP	(219)	(273)	4
USD/GBP	GSC	03/26/25	GBP	(106)	(133)	1
USD/GBP	GSC	04/24/25	GBP	(923)	(1,154)	16
USD/GBP	JPM	04/24/25	GBP	(65)	(81)	1
USD/JPY	GSC	04/24/25	JPY	(169,070)	(1,088)	29
					(7,505)	125

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
ABIOMED, Inc.‡ (MT)	OBFR +0.00% (M)	BOA	01/03/26 ††	—	—	3
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/25 ††	—	—	29
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	02/05/25 ††	20	—	6
Amedisys, Inc. (MT)	OBFR +0.61% (Q)	GSC	11/01/25 ††	636	—	(47)
Ball Corporation (MT)	OBFR +0.61% (Q)	GSC	01/09/26 ††	748	—	(32)
Britvic PLC (MT)	OBFR +0.61% (Q)	GSC	08/15/25 ††	1,183	—	(34)
Canal Plus Reunion (MT)	OBFR +0.00% (Q)	GSC	12/18/25 ††	—	—	101
ChampionX Corporation (MT)	OBFR +0.61% (Q)	GSC	08/06/25 ††	1,078	—	(128)
Covestro AG (MT)	OBFR +0.61% (Q)	GSC	12/02/25 ††	453	—	(22)
DS Smith PLC (MT)	OBFR +0.61% (Q)	GSC	03/26/25 ††	71	—	35
Hargreaves Lansdown PLC (MT)	OBFR +1.00% (Q)	GSC	09/12/25 ††	635	—	(36)
HashiCorp, Inc. (MT)	OBFR +0.61% (Q)	GSC	09/25/25 ††	1,837	—	18
Havas B.V. (MT)	OBFR +0.00% (Q)	GSC	12/18/25 ††	—	—	67
Hess Corporation (MT)	OBFR +0.61% (Q)	GSC	01/23/25 ††	5,669	—	(485)
International Game Technology PLC (MT)	OBFR +0.61% (Q)	GSC	08/06/25 ††	560	—	(98)
Juniper Networks, Inc. (MT)	OBFR +0.61% (Q)	GSC	01/17/25 ††	929	—	—
Kellanova (MT)	OBFR +0.61% (M)	GSC	09/20/25 ††	1,936	—	4
Louis Hachette Group (MT)	OBFR +0.00% (Q)	GSC	12/18/25 ††	—	—	62
Neoen (MT)	OBFR +0.75% (Q)	GSC	06/28/25 ††	1,099	—	(18)
Saba Capital Income & Opportunities Fund (MT)	OBFR +1.21% (M)	GSC	05/20/25 ††	73	—	5
Shinko Electric Industries Co., Ltd. (MT)	OBFR +0.61% (Q)	GSC	02/10/25 ††	1,043	—	(11)
Spirent Communications PLC (MT)	OBFR +0.61% (Q)	GSC	09/24/25 ††	122	—	(5)
United States Steel Corporation (MT)	OBFR +0.61% (Q)	GSC	10/20/25 ††	1,671	—	(106)
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	12/30/25 ††	580	—	(325)
Britvic PLC (MT)	OBFR +0.85% (Q)	JPM	09/30/25 ††	84	—	(4)
Canal Plus Reunion (MT)	OBFR +0.00% (Q)	JPM	12/18/25 ††	—	—	15
DS Smith PLC (MT)	OBFR +0.46% (Q)	JPM	05/08/25 ††	1,638	—	547
Hargreaves Lansdown PLC (MT)	OBFR +0.75% (Q)	JPM	11/11/25 ††	275	—	(5)
Havas B.V. (MT)	OBFR +0.00% (Q)	JPM	12/18/25 ††	—	—	10
Louis Hachette Group (MT)	OBFR +0.00% (Q)	JPM	12/18/25 ††	—	—	9
Nuveen New York AMT-Free Quality Municipal Income Fund (MT)	OBFR +0.38% (Q)	JPM	01/03/26 ††	839	—	(30)
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	12/30/25 ††	16	—	—
					—	(475)
Total return swap agreements - paying return
EQUITY
Amcor Pty Ltd (MT)	OBFR -0.35% (Q)	GSC	11/22/25 ††	(1,051)	—	113
Atlantic Union Bank (MT)	OBFR -0.35% (Q)	GSC	10/23/25 ††	(235)	—	(9)
Capital One Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/07/25 ††	(577)	—	(46)
CONSOL Energy Inc. (MT)	OBFR -0.35% (Q)	GSC	08/27/25 ††	(395)	—	63
International Paper Company (MT)	OBFR -0.35% (Q)	GSC	05/17/25 ††	(1,208)	—	(258)
Nokia Oyj (MT)	OBFR -1.00% (Q)	GSC	10/21/25 ††	(231)	—	16
Pan American Silver Corp. (MT)	OBFR -0.35% (Q)	GSC	10/30/25 ††	(532)	—	102
Renasant Corporation (MT)	OBFR -0.35% (Q)	GSC	08/06/25 ††	(134)	—	(15)
Schlumberger Limited (MT)	OBFR -0.35% (Q)	GSC	05/17/25 ††	(2,091)	—	341
UMB Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/30/25 ††	(685)	—	(122)
Chevron Corporation (MT)	OBFR -0.25% (Q)	JPM	10/28/25 ††	(6,515)	—	270
International Paper Company (MT)	OBFR -0.25% (Q)	JPM	05/09/25 ††	(625)	—	(223)
					—	232

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	18,568	—	—	18,568
Corporate Bonds And Notes	—	14,165	—	14,165
Senior Floating Rate Instruments	—	1,738	—	1,738
Investment Companies	1,585	—	—	1,585
Other Equity Interests	—	—	1,179	1,179
Non-U.S. Government Agency Asset-Backed Securities	—	246	—	246
Rights	162	—	78	240
Preferred Stocks	230	—	—	230
Warrants	116	—	1	117
Short Term Investments	4,653	—	—	4,653
	25,314	16,149	1,258	42,721
Liabilities - Securities
Common Stocks	(771)	—	—	(771)
	(771)	—	—	(771)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	100	—	—	100
Open Forward Foreign Currency Contracts	—	128	—	128
OTC Total Return Swap Agreements	—	1,784	32	1,816
	100	1,912	32	2,044
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(136)	—	—	(136)
Open Forward Foreign Currency Contracts	—	(3)	—	(3)
OTC Total Return Swap Agreements	—	(2,059)	—	(2,059)
	(136)	(2,062)	—	(2,198)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/Western Asset Global Multi-Sector Bond Fund
CORPORATE BONDS AND NOTES 48.0%
United States of America 21.5%
Air Lease Corporation
3.70%, 04/15/30, EUR	1,460	1,532
American Airlines, Inc.
5.75%, 04/20/29 (a)	3,620	3,592
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (b)	1,090	997
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (a) (b)	200	172
AT&T Inc.
2.90%, 12/04/26, GBP	2,070	2,499
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	1,500	1,414
Bank of America Corporation
5.29%, 04/25/34	660	655
4.08%, 03/20/51	2,840	2,221
Caesars Entertainment, Inc.
6.50%, 02/15/32 (a)	1,230	1,236
Carnival Corporation
10.50%, 06/01/30 (a)	1,140	1,218
CCO Holdings, LLC
4.50%, 05/01/32	1,800	1,550
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (c)	640	552
Charter Communications Operating, LLC
3.50%, 06/01/41	670	461
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	950	878
Continental Resources, Inc.
4.90%, 06/01/44	2,830	2,288
CSC Holdings, LLC
6.50%, 02/01/29 (a)	1,030	866
DCP Midstream, LLC
6.45%, 11/03/36 (a)	1,620	1,663
Devon Energy Corporation
5.85%, 12/15/25	870	876
5.20%, 09/15/34	1,440	1,369
5.00%, 06/15/45	470	393
DISH DBS Corporation
5.75%, 12/01/28 (a)	3,020	2,580
Diversified Healthcare Trust
9.75%, 06/15/25	662	662
Energy Transfer LP
5.60%, 09/01/34	1,440	1,432
8.00%, 05/15/54	380	400
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,241
Ford Motor Company
3.25%, 02/12/32	2,000	1,665
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,140	1,065
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (b) (c)	1,340	1,280
5.53%, (3 Month Term SOFR + 1.03%), (100, 2/9/2025) (c) (d)	540	459
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (a)	790	828
8.50%, 01/15/31, GBP (a)	140	187
JPMorgan Chase & Co.
3.33%, 04/22/52	1,270	871
Kroger Co., The
5.00%, 09/15/34	380	368
Lifepoint Health, Inc.
4.38%, 02/15/27 (a)	1,000	956
Millicom International Cellular SA
5.13%, 01/15/28 (a)	2,268	2,181
Morgan Stanley
5.79%, 11/18/33, GBP	1,000	1,295
Occidental Petroleum Corporation
3.50%, 08/15/29	1,000	917
5.38%, 01/01/32	520	509
Range Resources Corporation
4.75%, 02/15/30 (a)	4,000	3,754
Ray Financing LLC
6.50%, 07/15/31, EUR	650	701
Rockies Express Pipeline LLC
6.88%, 04/15/40 (a)	1,430	1,361
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (a)	500	506
Southern Natural Gas Company, L.L.C.
8.00%, 03/01/32	300	339
Southwestern Energy Company
4.75%, 02/01/32	1,890	1,756
Spirit Airlines, Inc.
0.00%, 09/20/25 (a) (e) (f)	2,340	1,815
Targa Resources Partners LP
5.50%, 03/01/30	1,000	998
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	740	662
The Cigna Group
4.80%, 08/15/38	510	463
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,390
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	2,550	2,423
United Rentals (North America), Inc.
3.75%, 01/15/32	4,010	3,511
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,000	992
Viking Ocean Cruises Ltd
5.00%, 02/15/28 (a)	1,860	1,811
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (a)	1,050	1,033
Wells Fargo & Company
5.88%, (100, 06/15/25) (c) (g)	1,510	1,507
5.39%, 04/24/34	780	772
4.61%, 04/25/53	940	785
Western Midstream Operating, LP
3.95%, 06/01/25	710	706
5.50%, 08/15/48	500	435
5.25%, 02/01/50 (g) (h)	1,380	1,177
Williams Companies, Inc., The
5.75%, 06/24/44	2,200	2,130
		76,355
United Kingdom 4.6%
B&M European Value Retail S.A.
4.00%, 11/15/28, GBP (i)	1,090	1,278
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (i)	1,700	2,090
HSBC Holdings PLC
6.38%, (100, 03/30/25) (c) (j)	2,800	2,800
INEOS Quattro Financing Limited
6.75%, 04/15/30, EUR	490	527
NatWest Group PLC
4.50%, (100, 03/31/28), GBP (c) (j)	1,060	1,200
Peu (Fin) PLC
7.25%, 07/01/28, EUR (i)	470	508
7.25%, 07/01/28, EUR (a)	430	464
Pinewood Finco PLC
6.00%, 03/27/30, GBP (a)	1,140	1,413
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (a)	700	929
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (i)	1,030	1,256
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (i)	1,080	1,153
Whitbread PLC
2.38%, 05/31/27, GBP (i)	2,340	2,738
		16,356
France 3.7%
Afflelou
6.00%, 07/25/29, EUR	230	248
Altice Financing S.A.
2.25%, 01/15/25, EUR (i)	1,420	1,460

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Altice France
2.13%, 02/15/25, EUR (i)	1,460	1,420
Altice France Holding S.A.
8.13%, 02/01/27 (a) (b)	820	664
Banijay Entertainment
7.00%, 05/01/29, EUR (a)	590	643
BNP Paribas
7.38%, (100, 08/19/25) (c) (i) (j)	2,730	2,754
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (c) (i) (j)	2,090	2,636
Goldstory
6.75%, 02/01/30, EUR (a)	680	734
IPD 3 B.V.
8.00%, 06/15/28, EUR (a)	260	284
Kapla Holding
3.38%, 12/15/26, EUR (i)	1,200	1,230
Loxama
3.75%, 07/15/26, EUR (i)	1,140	1,174
		13,247
Netherlands 2.9%
Boels Topholding B.V.
5.75%, 05/15/30, EUR (a)	660	710
Cooperatieve Rabobank U.A.
3.25%, (100, 12/29/26), EUR (c) (i)	1,200	1,200
3.65%, 04/06/28 (a)	500	485
IPD 3 B.V.
7.09%, 06/15/31, EUR (d)	370	383
Prosus N.V.
3.83%, 02/08/51 (a)	2,770	1,795
TMNL Holding B.V
3.75%, 01/15/29, EUR (i)	1,220	1,248
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	1,400	1,381
United Group B.V.
5.25%, 02/01/30, EUR (a)	1,280	1,317
VZ Secured Financing B.V.
5.00%, 01/15/32 (a)	2,000	1,766
		10,285
Multi-National 2.0%
European Bank for Reconstruction and Development
6.30%, 10/26/27, INR	311,600	3,549
International Bank for Reconstruction and Development
6.75%, 07/13/29, INR	324,200	3,723
		7,272
Germany 1.4%
Allianz SE
3.20%, (100, 10/30/27) (c) (i)	2,200	1,907
CT Investment GmbH
6.38%, 04/15/30, EUR (a)	420	441
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (i)	793	844
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR	670	716
Vertical Midco GmbH
4.38%, 07/15/27, EUR (i)	1,180	1,219
		5,127
Argentina 1.4%
MercadoLibre, Inc.
3.13%, 01/14/31	2,280	1,955
Pampa Energia S.A.
7.95%, 09/10/31 (a)	610	622
Pan American Energy S.L.
8.50%, 04/30/32 (a)	1,100	1,167
Telecom Argentina SA
9.50%, 07/18/31 (a)	1,100	1,132
		4,876
Kazakhstan 1.2%
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (a)	980	953
3.50%, 04/14/33 (a)	1,130	936
Kaztransgas
4.38%, 09/26/27 (a)	2,580	2,464
		4,353
Spain 0.9%
Cellnex Telecom, S.A.
2.00%, 02/15/33, EUR (i)	2,200	2,026
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (i)	1,210	1,253
		3,279
Morocco 0.9%
OCP S.A.
3.75%, 06/23/31 (a)	3,800	3,278
Israel 0.9%
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	450	535
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,200	2,112
8.13%, 09/15/31	520	579
		3,226
Brazil 0.8%
B3 S.A. - Brasil, Bolsa, Balcao
4.13%, 09/20/31 (a)	2,160	1,914
Suzano Austria GmbH
5.00%, 01/15/30	950	911
		2,825
Mexico 0.8%
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (a)	2,980	2,763
Italy 0.7%
TeamSystem S.p.A.
7.19%, 07/31/31, EUR (d)	780	812
Telecom Italia S.p.A.
2.38%, 10/12/27, EUR (b) (i)	1,750	1,793
		2,605
South Africa 0.7%
K2016470219 (South Africa) Ltd
0.00%, 05/07/49, EUR (a) (e) (f) (k)	4,042	4
Sasol Financing USA LLC
5.50%, 03/18/31	3,080	2,599
		2,603
Ireland 0.7%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	720	628
6.95%, 03/10/55	900	924
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a) (b)	1,503	852
		2,404
Sweden 0.4%
Verisure Holding AB
7.13%, 02/01/28, EUR (a)	1,330	1,428
Switzerland 0.4%
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (i)	1,400	1,388
Canada 0.4%
Open Text Corporation
3.88%, 02/15/28 (a)	510	479
4.13%, 02/15/30 (a)	1,000	909
		1,388
Zambia 0.4%
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	1,240	1,232
Finland 0.3%
Nordea Bank Abp
3.50%, (100, 03/12/25), EUR (c) (i) (j)	1,100	1,131
Colombia 0.3%
Ecopetrol S.A.
8.88%, 01/13/33	1,030	1,047

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Peru 0.2%
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (a)	1,200	769
Dominican Republic 0.2%
Aeropuertos Dominicanos Siglo XXI S.A.
7.00%, 06/30/34 (a)	580	595
Singapore 0.1%
Cromwell EREIT Lux Finco S.a r.l.
2.13%, 11/19/25, EUR (i)	361	369
Belgium 0.1%
Azelis Finance
4.75%, 09/25/29, EUR	310	330
Luxembourg 0.1%
Accor
6.38%, 10/15/29, EUR	180	196
Total Corporate Bonds And Notes (cost $175,468)		170,727
GOVERNMENT AND AGENCY OBLIGATIONS 33.6%
United States of America 21.9%
Connecticut Avenue Securities Trust 2019-R06
Series 2023-1M2-R05, REMIC, 7.67%, (SOFR 30-Day Average + 3.10%), 06/25/29 (d)	670	706
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 7.67%, (SOFR 30-Day Average + 3.10%), 10/25/41 (d)	960	986
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1B1-R03, REMIC, 7.32%, (SOFR 30-Day Average + 2.75%), 12/25/41 (d)	750	768
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1B1-R02, REMIC, 10.12%, (SOFR 30-Day Average + 5.55%), 01/25/43 (d)	270	297
Federal Home Loan Mortgage Corporation
Series 2022-M2-DNA6, REMIC, 10.32%, (SOFR 30-Day Average + 5.75%), 09/25/42 (d)	420	466
Series 2019-M-1, REMIC, 4.75%, 07/25/58 (d)	747	717
Treasury, United States Department of
1.63%, 02/15/26	1,000	971
2.00%, 11/15/26	11,610	11,142
0.63%, 03/31/27	4,980	4,598
3.63%, 03/31/28 - 05/15/53	6,520	6,193
4.00%, 01/31/29 - 11/15/42	11,250	10,756
4.63%, 04/30/29 - 09/30/30	19,960	20,159
2.88%, 05/15/32	8,500	7,639
4.13%, 11/15/32	1,970	1,922
3.88%, 02/15/43	1,280	1,130
4.38%, 08/15/43	5,381	5,066
4.50%, 02/15/44	3,680	3,514
3.00%, 08/15/52	750	539
4.75%, 11/15/53	240	238
		77,807
Mexico 3.0%
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	235,910	10,747
South Africa 2.0%
South Africa, Parliament of
6.50%, 02/28/41, ZAR	121,850	4,313
5.75%, 09/30/49	4,030	3,023
		7,336
Poland 1.9%
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	36,060	6,690
Brazil 1.1%
Presidencia da Republica
10.00%, 01/01/27, BRL	27,000	3,971
Indonesia 0.9%
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	42,084,000	2,568
7.00%, 05/15/27, IDR	9,470,000	588
		3,156
Egypt 0.7%
The Arab Republic of Egypt
3.88%, 02/16/26 (a)	2,800	2,671
Argentina 0.5%
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (a) (g)	2,659	1,765
Colombia 0.5%
Departamento Administrativo De La Presidencia De La Republica
5.63%, 02/26/44	2,250	1,662
Cote D'Ivoire 0.3%
Presidence de la Republique de Cote d'Ivoire
5.25%, 03/22/30, EUR (i)	1,060	1,035
Dominican Republic 0.3%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (a)	1,100	982
Nigeria 0.3%
Nigeria, Federal Government of
6.50%, 11/28/27 (a)	1,010	956
Kenya 0.2%
Kenya, Government of
9.75%, 02/16/31 (a)	940	926
Total Government And Agency Obligations (cost $123,729)		119,704
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.9%
United States of America 4.8%
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.14%, 04/25/26 (d)	919	844
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27	1,245	1,185
BX Trust 2021-SDMF
Series 2021-F-SDMF, REMIC, 6.45%, (1 Month Term SOFR + 2.05%), 09/15/34 (d)	1,177	1,139
CBAM 2017-3, Ltd.
Series 2017-DR-3A, 8.41%, (3 Month Term SOFR + 3.76%), 07/17/34 (d)	440	441
CLI Funding VI LLC
Series 2020-B-1A, 3.62%, 09/18/30	1,308	1,195
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	1,029	914
CSAIL 2016-C7 Commercial Mortgage Trust
Series 2016-C-C7, REMIC, 4.37%, 11/18/26 (d)	930	850
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.09%, 05/25/65 (d)	870	872
Goodgreen 2021-1 Trust
Series 2021-B-1A, 3.01%, 10/15/56	451	354
HPS Loan Management 2024-22 Ltd
Series 2024-D1-22A, 7.30%, (3 Month Term SOFR + 2.90%), 10/20/37 (d)	900	900
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-AS-C30, REMIC, 4.23%, 07/17/25 (d)	1,040	983
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	374	354
Neighborly Issuer 2023-1
Series 2023-A2-1A, 7.31%, 01/30/28	1,307	1,330
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,164
OBX 2024-NQM1 Trust
Series 2024-A1-NQM1, REMIC, 5.93%, 12/25/27 (g)	787	790
RIAL 2022-FL8 D
Series 2022-D-FL8, 9.36%, (SOFR 30-Day Average + 4.30%), 01/19/37 (d)	1,000	956
Servicemaster Brands L.L.C.
Series 2021-A2II-1, 3.11%, 07/30/31	961	792
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 5.66%, (1 Month Term SOFR + 1.26%), 05/15/28 (d)	280	273
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	950	874

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2022-4
Series 2022-A1-4, REMIC, 4.47%, 04/25/67 (g)	780	763
		16,973
Cayman Islands 2.6%
AGL CLO 35 Ltd
Series 2024-D1-35A, 7.28%, (3 Month Term SOFR + 2.85%), 01/21/38 (d)	1,020	1,027
Apex Credit CLO 2019-II Ltd
Series 2019-D1NR-2A, REMIC, 7.81%, 01/25/38 (d)	790	790
Apidos Clo L
Series 2024-D1-50A, 7.28%, (3 Month Term SOFR + 2.80%), 01/20/38 (d)	950	950
CarVal CLO XI C Ltd
Series 2024-D1-3A, 7.57%, (3 Month Term SOFR + 3.00%), 10/20/37 (d)	670	675
Goldentree Loan Management US Clo 7 Ltd
Series 2020-DRR-7A, 7.31%, (3 Month Term SOFR + 2.80%), 04/20/34 (d)	950	950
GoldenTree Loan Management US CLO 8, Ltd.
Series 2020-DRR-8A, 7.50%, 10/20/34 (d)	860	866
Oaktree CLO 2022-2 Ltd
Series 2022-D1R2-2A, 7.87%, (3 Month Term SOFR + 3.25%), 10/15/37 (d)	910	919
Obra CLO 1 Ltd
Series 2024-D1-1A, 7.82%, 01/20/38 (d)	1,270	1,270
Ocean Trails Clo XVI Ltd
Series 2024-D1-16A, 7.86%, (3 Month Term SOFR + 3.30%), 01/20/38 (d)	1,120	1,120
Whitebox CLO II Ltd
Series 2020-D1R2-2A, 7.46%, (3 Month Term SOFR + 2.90%), 10/24/34 (d)	600	604
		9,171
Jersey 1.2%
AGL CLO 22 Ltd.
Series 2022-D1R-22A, 7.26%, (3 Month Term SOFR + 2.70%), 01/21/37 (d)	940	940
CarVal CLO VII-C Ltd
Series 2023-D1R-1A, 7.77%, (3 Month Term SOFR + 3.15%), 07/20/37 (d)	920	931
LCM 39 Ltd.
Series DR-39A, 7.91%, (3 Month Term SOFR + 3.25%), 10/15/34 (a) (d)	890	891
Ocean Trails CLO XIV Ltd
Series 2023-D1R-14A, 0.00%, (3 Month Term SOFR + 3.10%), 01/20/38 (d)	980	980
Valley Stream Park CLO LTD
Series 2022-DRR-1A, 4.47%, (3 Month Term SOFR + 2.70%), 01/20/37 (d)	590	590
		4,332
Bermuda 0.3%
Gallatin CLO XI 2024-1 Ltd
Series 2024-C-1A, 6.88%, 10/20/37 (d)	1,100	1,114
Total Non-U.S. Government Agency Asset-Backed Securities (cost $31,609)		31,590
SENIOR FLOATING RATE INSTRUMENTS 3.6%
United States of America 3.6%
Alterra Mountain Company
2024 Term Loan B, 7.32%, (SOFR + 2.75%), 08/17/28 (d)	2,444	2,457
APi Group DE, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.00%), 01/03/29 (d)	1,489	1,488
Asurion LLC
2023 Term Loan B11, 8.92%, (SOFR + 4.25%), 08/19/28 (d)	2,437	2,437
Fugue Finance B.V.
2023 USD Term Loan B, 8.51%, (3 Month Term SOFR + 4.00%), 01/31/28 (d)	698	703
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.74%, (3 Month Term SOFR + 2.00%), 11/15/27 (d)	933	928
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.19%, (SOFR + 2.50%), 06/13/26 (d)	1,284	1,287
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.59%, (1 Month Term SOFR + 3.00%), 02/16/28 (d)	2,450	2,462
Spirit Airlines Inc
Term Loan, 0.00%, 11/18/25 (d) (l) (m)	905	903
Total Senior Floating Rate Instruments (cost $12,471)		12,665
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (i) (l)	14,399	—
Edcon Holdings Ltd. (i) (l)	124,902	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 4.2%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 4.36% (n) (o)	10,790	10,790
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.46% (n) (o)	4,110	4,110
Total Short Term Investments (cost $14,900)		14,900
Total Investments 98.3% (cost $358,283)		349,586
Other Derivative Instruments 0.9%		3,358
Other Assets and Liabilities, Net 0.8%		2,775
Total Net Assets 100.0%		355,719

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $73,964 and 20.8% of the Fund.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Non-income producing security.

(f) As of December 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Western Asset Global Multi-Sector Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	16,649	122,748	128,607	666	—	—	10,790	3.0
JNL Government Money Market Fund, 4.46% - Class SL	2,957	40,486	39,333	128	—	—	4,110	1.2
	19,606	163,234	167,940	794	—	—	14,900	4.2

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	1,818	1,907	0.5
Altice Financing S.A., 2.25%, 01/15/25	03/01/23	1,514	1,460	0.4
Altice France, 2.13%, 02/15/25	02/28/23	1,538	1,420	0.4
B&M European Value Retail S.A., 4.00%, 11/15/28	07/02/24	1,287	1,278	0.4
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,755	2,754	0.8
Cellnex Telecom, S.A., 2.00%, 02/15/33	10/31/23	1,842	2,026	0.6
Cooperatieve Rabobank U.A., 3.25% (callable at 100, 12/29/26)	04/28/22	1,141	1,200	0.3
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	05/06/22	2,336	2,636	0.7
Cromwell EREIT Lux Finco S.a r.l., 2.13%, 11/19/25	08/17/23	374	369	0.1
Edcon Holdings Ltd.	02/28/17	95	—	—
Edcon Holdings Ltd.	02/27/17	11	—	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	05/06/22	2,029	2,090	0.6
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,487	1,388	0.4
Kapla Holding, 3.38%, 12/15/26	05/06/22	1,203	1,230	0.4
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,206	1,253	0.4
Loxama, 3.75%, 07/15/26	05/06/22	1,173	1,174	0.3
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	01/11/24	891	844	0.2
Nordea Bank Abp, 3.50% (callable at 100, 03/12/25)	06/15/22	1,088	1,131	0.3
Peu (Fin) PLC, 7.25%, 07/01/28	09/28/23	481	508	0.1
Premier Foods Finance PLC, 3.50%, 10/15/26	05/19/23	1,225	1,256	0.4
Presidence de la Republique de Cote d'Ivoire, 5.25%, 03/22/30	02/22/23	974	1,035	0.3
Telecom Italia S.p.A., 2.38%, 10/12/27	09/15/22	1,593	1,793	0.5
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	1,188	1,248	0.4
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	1,184	1,219	0.3
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	1,165	1,153	0.3
Whitbread PLC, 2.38%, 05/31/27	05/06/22	2,546	2,738	0.8
		34,144	35,110	9.9

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	134	March 2025	EUR	18,334	—	(474)
Long Gilt	72	March 2025	GBP	6,836	24	(230)
United States 5 Year Note	587	April 2025		62,774	(55)	(373)
					(31)	(1,077)
Short Contracts
United States 10 Year Note	(302)	March 2025		(33,237)	66	394
United States 10 Year Ultra Bond	(97)	March 2025		(10,902)	24	105
United States Long Bond	(79)	March 2025		(9,202)	20	208
United States Ultra Bond	(3)	March 2025		(373)	1	16
					111	723

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	01/16/25	AUD	5,998	3,712	(326)
EUR/USD	BOA	01/16/25	EUR	1,025	1,062	(17)
GBP/USD	BOA	01/16/25	GBP	2,200	2,754	(23)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	JPM	01/16/25	JPY	1,138,525	7,247	(536)
MXN/USD	JPM	01/16/25	MXN	32,579	1,559	(49)
PLN/EUR	GSC	01/16/25	EUR	(90)	(93)	1
TRY/USD	CIT	03/14/25	TRY	29,602	782	12
USD/CNH	BOA	01/16/25	CNH	(26,926)	(3,670)	172
USD/EUR	BNP	01/16/25	EUR	(680)	(705)	15
USD/EUR	BOA	01/16/25	EUR	(33,423)	(34,639)	2,203
USD/GBP	BOA	01/16/25	GBP	(17,573)	(21,997)	1,021
USD/MXN	JPM	01/16/25	MXN	(127,742)	(6,112)	403
USD/PLN	GSC	01/16/25	PLN	(11,501)	(2,783)	128
USD/TWD	CIT	01/16/25	TWD	(129,815)	(3,964)	113
USD/ZAR	GSC	01/16/25	ZAR	(39,264)	(2,078)	161
					(58,925)	3,278

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Western Asset Global Multi-Sector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	170,727	—	170,727
Government And Agency Obligations	—	119,704	—	119,704
Non-U.S. Government Agency Asset-Backed Securities	—	31,590	—	31,590
Senior Floating Rate Instruments	—	11,762	903	12,665
Common Stocks	—	—	—	—
Short Term Investments	14,900	—	—	14,900
	14,900	333,783	903	349,586
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	723	—	—	723
Open Forward Foreign Currency Contracts	—	4,229	—	4,229
	723	4,229	—	4,952
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,077)	—	—	(1,077)
Open Forward Foreign Currency Contracts	—	(951)	—	(951)
	(1,077)	(951)	—	(2,028)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 99.2%
United Kingdom 15.8%
3I Group PLC	400	17,835
AstraZeneca PLC	82	10,766
BAE Systems PLC	1,140	16,394
Compass Group PLC	593	19,760
Experian PLC	422	18,164
Flutter Entertainment Public Limited Company (a)	37	9,504
Haleon PLC	2,673	12,626
Halma Public Limited Company	340	11,445
London Stock Exchange Group PLC	149	20,975
Relx PLC	368	16,702
		154,171
Japan 14.8%
Advantest Corporation	211	12,111
Chugai Pharmaceutical Co., Ltd.	351	15,461
Daiichi Sankyo Company, Limited	514	14,070
Hoya Corporation	115	14,162
ITOCHU Corporation	168	8,292
Keyence Corporation	36	14,432
Recruit Holdings Co., Ltd.	206	14,374
Shin-Etsu Chemical Co., Ltd.	317	10,499
Sumitomo Mitsui Financial Group, Inc.	539	12,853
Tokio Marine Holdings, Inc.	499	18,104
Tokyo Electron Limited	68	10,179
		144,537
France 9.0%
Airbus SE	64	10,360
LVMH Moet Hennessy Louis Vuitton	19	12,777
Safran	58	12,718
Schneider Electric SE	88	22,007
Thales	90	12,960
TotalEnergies SE	310	17,162
		87,984
Canada 8.8%
Brookfield Asset Management Ltd. - Class A (b)	260	14,077
Constellation Software Inc.	7	20,307
Dollarama Inc.	172	16,757
Intact Financial Corporation	105	19,196
Shopify Inc. - Class A (a)	151	16,101
		86,438
Switzerland 7.9%
ABB Ltd - Class N	262	14,158
Lonza Group AG	27	16,188
Partners Group Holding AG	11	14,785
Sandoz Group AG	477	19,572
Sika AG	54	12,722
		77,425
Taiwan 6.6%
MediaTek Inc.	515	22,144
Taiwan Semiconductor Manufacturing Company Limited	1,290	42,017
		64,161
China 5.3%
ANTA Sports Products Limited	896	8,969
Tencent Holdings Limited	243	13,008
Trip.com Group Limited (a)	259	17,801
Yum China Holdings, Inc.	246	11,853
		51,631
Spain 3.9%
Amadeus IT Holding, S.A. (c)	246	17,343
Industria de Diseno Textil, S.A.	412	21,127
		38,470
Germany 3.4%
SAP SE	103	24,990
Symrise AG	79	8,346
		33,336
India 3.3%
HDFC Bank Limited	844	17,454
ICICI Bank Limited	977	14,572
		32,026
Sweden 2.8%
Atlas Copco Aktiebolag - Class A	983	15,028
Spotify Technology S.A. (a)	27	12,071
		27,099
Italy 2.6%
Ferrari N.V.	38	16,180
Prysmian S.p.A. (b)	139	8,891
		25,071
Denmark 2.5%
DSV A/S	64	13,534
Novo Nordisk A/S - Class B	130	11,225
		24,759
Netherlands 2.4%
ASM International N.V.	17	9,895
ASML Holding N.V.	19	13,335
		23,230
Hong Kong 2.2%
AIA Group Limited	1,783	12,892
Techtronic Industries Company Limited	684	9,005
		21,897
Australia 1.7%
Aristocrat Leisure Limited	278	11,767
Pro Medicus Limited	32	4,905
		16,672
Argentina 1.6%
MercadoLibre, Inc. (a)	9	15,224
United States of America 1.5%
Linde Public Limited Company	34	14,364
Belgium 1.1%
UCB	54	10,759
Ireland 1.1%
Kingspan Group Public Limited Company	143	10,406
South Korea 0.9%
SK Hynix Inc.	77	8,874
Total Common Stocks (cost $926,214)		968,534
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.36% (d) (e)	7,245	7,245
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.46% (d) (e)	4,177	4,177
Total Short Term Investments (cost $11,422)		11,422
Total Investments 100.4% (cost $937,636)		979,956
Other Assets and Liabilities, Net (0.4)%		(4,222)
Total Net Assets 100.0%		975,734

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/William Blair International Leaders Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	17,197	616,303	626,255	831	—	—	7,245	0.8
JNL Government Money Market Fund, 4.46% - Class SL	—	93,776	89,599	162	—	—	4,177	0.4
	17,197	710,079	715,854	993	—	—	11,422	1.2

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	04/12/22	15,355	17,343	1.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	165,634	802,900	—	968,534
Short Term Investments	11,422	—	—	11,422
	177,056	802,900	—	979,956

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.1%
Information Technology 22.0%
Amphenol Corporation - Class A	425	29,546
Apple Inc.	1,562	391,056
Broadcom Inc.	788	182,794
Corning Incorporated	923	43,882
Intuit Inc.	123	77,364
Jabil Inc.	274	39,449
KLA Corporation	51	32,072
Microsoft Corporation	1,024	431,815
Motorola Solutions, Inc.	178	82,063
NVIDIA Corporation	3,113	418,049
NXP Semiconductors N.V.	135	28,096
Salesforce, Inc.	291	97,229
ServiceNow, Inc. (a)	93	98,506
Texas Instruments Incorporated	359	67,322
		2,019,243
Financials 9.3%
American Express Company	305	90,570
Arthur J. Gallagher & Co.	146	41,390
Bank of America Corporation	474	20,821
JPMorgan Chase & Co.	630	151,044
KKR & Co. Inc. - Class A	595	87,952
Morgan Stanley	249	31,299
Nasdaq, Inc.	1,034	79,901
S&P Global Inc.	194	96,842
The Progressive Corporation	287	68,816
Wells Fargo & Company	2,637	185,201
		853,836
Consumer Discretionary 8.6%
Amazon.com, Inc. (a)	1,493	327,475
Home Depot, Inc., The	153	59,670
Marriott International, Inc. - Class A	130	36,310
McDonald's Corporation	275	79,610
MercadoLibre, Inc. (a)	9	14,746
O'Reilly Automotive, Inc. (a)	50	59,337
Starbucks Corporation	411	37,514
Tesla Inc. (a)	171	69,110
TJX Companies, Inc., The	568	68,612
Tractor Supply Company	633	33,612
		785,996
Communication Services 6.6%
Alphabet Inc. - Class A	1,736	328,679
Meta Platforms, Inc. - Class A	221	129,308
Netflix, Inc. (a)	85	76,006
T-Mobile US, Inc.	312	68,897
		602,890
Health Care 6.2%
Astellas Pharma Inc.	825	7,913
AstraZeneca PLC - ADR	913	59,797
Daiichi Sankyo Company, Limited	984	26,960
Danaher Corporation	126	28,809
Eli Lilly and Company	120	92,743
Gilead Sciences, Inc.	535	49,454
HCA Healthcare, Inc.	173	51,832
Merck & Co., Inc.	770	76,556
Novartis AG - ADR (b)	401	39,052
UnitedHealth Group Incorporated	270	136,383
		569,499
Industrials 4.2%
Boeing Company, The (a)	318	56,257
Deere & Company	119	50,589
Johnson Controls International Public Limited Company	474	37,428
PACCAR Inc	279	28,976
Parker-Hannifin Corporation	115	72,850
Republic Services, Inc.	375	75,536
Uber Technologies, Inc. (a)	986	59,483
		381,119
Energy 3.1%
Cheniere Energy, Inc.	109	23,323
EQT Corporation	870	40,125
Exxon Mobil Corporation	856	92,053
Marathon Petroleum Corporation	268	37,395
Targa Resources Corp.	245	43,773
Williams Companies, Inc., The	934	50,565
		287,234
Consumer Staples 2.0%
Haleon PLC	5,795	27,370
Pernod Ricard	397	44,584
Procter & Gamble Company, The	226	37,893
Unilever PLC	1,322	75,296
		185,143
Real Estate 1.2%
Crown Castle Inc.	623	56,583
Welltower Inc.	458	57,750
		114,333
Utilities 1.2%
Exelon Corporation	997	37,525
Sempra	797	69,920
		107,445
Materials 0.7%
Anglo American PLC	826	24,416
Glencore PLC	9,359	41,392
		65,808
Total Common Stocks (cost $4,241,868)		5,972,546
GOVERNMENT AND AGENCY OBLIGATIONS 26.0%
U.S. Treasury Note 11.4%
Treasury, United States Department of
4.88%, 04/30/26 - 10/31/30	59,375	60,207
3.63%, 05/15/26 - 09/30/31	68,512	66,790
0.75%, 05/31/26	1,245	1,186
4.13%, 06/15/26 - 10/31/31	90,796	89,839
4.63%, 06/30/26 - 05/31/31	117,370	118,174
4.38%, 07/31/26 - 12/31/29	51,038	51,089
3.75%, 08/31/26 - 08/31/31	87,842	86,404
0.88%, 09/30/26	10,525	9,933
3.50%, 09/30/26 - 09/30/29	100,899	98,255
4.13%, 10/31/26 - 11/30/29 (b)	70,246	69,728
1.25%, 11/30/26 - 06/30/28	42,541	40,131
4.25%, 11/30/26 - 11/15/34 (b)	47,775	46,813
4.00%, 01/15/27 - 07/31/30	121,180	119,786
4.50%, 05/15/27 - 05/31/29	42,579	42,799
2.63%, 05/31/27	2,390	2,301
2.88%, 08/15/28	625	595
4.25%, 02/28/29 - 06/30/29	74,891	74,533
4.63%, 04/30/29 (c)	26,885	27,154
3.88%, 12/31/29 - 08/15/34	40,662	38,905
		1,044,622
Mortgage-Backed Securities 9.2%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/49	4,548	4,239
7.00%, 11/01/30 - 06/01/31	7	7
2.50%, 12/01/31 - 10/01/51	62,885	52,241
4.50%, 01/01/38 - 08/01/52	16,763	15,953
6.00%, 12/01/39 - 11/01/53	22,814	22,946
2.00%, 11/01/41 - 04/01/52	84,083	66,229
3.00%, 11/01/46 - 12/01/46	9,919	8,642
5.00%, 08/01/52 - 06/01/53	40,152	38,844
5.50%, 01/01/53 - 11/01/53	57,620	56,921
6.50%, 11/01/53	14,676	15,008
Federal National Mortgage Association, Inc.
3.50%, 03/01/26 - 06/01/52	26,020	23,269
4.00%, 09/01/26 - 10/01/52	26,505	24,362
4.50%, 01/01/27 - 11/01/52	33,331	32,027
3.00%, 05/01/27 - 10/01/51	39,167	33,911
7.50%, 09/01/29	1	1
2.50%, 05/01/30 - 01/01/52	45,639	37,879
7.00%, 10/01/33	9	10
5.50%, 03/01/38 - 09/01/53	11,818	11,684
6.50%, 10/01/38 - 10/01/39	41	43
TBA, 5.50%, 01/15/40 (d)	24,826	24,981
5.00%, 07/01/40 - 10/01/52	4,040	3,913
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
2.00%, 04/01/41 - 09/01/51	79,700	63,343
1.50%, 11/01/41	7,140	5,742
6.00%, 09/01/53 - 07/01/54	41,991	42,314
TBA, 3.00%, 01/15/55 (d)	9,566	8,115
TBA, 3.50%, 01/15/55 (d)	21,791	19,254
TBA, 6.00%, 01/15/55 (d)	5,236	5,259
Government National Mortgage Association
6.50%, 04/15/26	—	—
5.50%, 11/15/32 - 02/15/36	24	24
6.00%, 01/15/33 - 04/15/40	1,258	1,289
7.00%, 01/15/33 - 05/15/33	3	3
5.00%, 06/20/33 - 06/15/39	747	741
4.50%, 06/15/40 - 08/20/52	51,061	48,288
4.00%, 01/15/41 - 08/20/52	23,244	21,452
3.00%, 11/20/49 - 03/20/52	18,830	16,349
2.00%, 12/20/50 - 02/20/51	23,647	18,906
2.50%, 03/20/51 - 12/20/52	35,175	29,381
3.50%, 01/20/52 - 03/20/52	29,944	26,796
TBA, 2.00%, 01/15/55 (d)	9,350	7,467
TBA, 3.00%, 01/15/55 (d)	31,331	27,140
TBA, 5.00%, 01/15/55 (d)	33,284	32,281
		847,254
U.S. Treasury Bond 4.1%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,615
3.25%, 05/15/42	1,826	1,485
3.38%, 08/15/42	18,040	14,889
4.00%, 11/15/42 - 11/15/52	29,387	25,970
3.88%, 02/15/43 - 05/15/43	37,398	32,959
4.38%, 08/15/43	12,287	11,567
4.75%, 11/15/43 - 11/15/53	32,591	32,229
4.50%, 02/15/44 - 11/15/54	48,446	46,256
4.63%, 05/15/44 - 05/15/54	43,811	42,547
4.13%, 08/15/44 (b)	29,062	26,319
2.50%, 02/15/45 - 05/15/46	47,085	32,296
2.88%, 08/15/45 - 05/15/52	29,354	20,950
3.00%, 05/15/47	5,470	4,044
2.75%, 08/15/47 - 11/15/47	21,494	15,097
2.38%, 05/15/51	8,511	5,356
3.63%, 02/15/53 - 05/15/53	29,980	24,389
4.13%, 08/15/53	14,800	13,197
4.25%, 02/15/54 - 08/15/54	22,894	20,931
		372,096
Collateralized Mortgage Obligations 0.5%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 6.12%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	1,142	1,148
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,430	1,351
Series JM-4165, REMIC, 3.50%, 09/15/41	365	356
Series ZP-3967, REMIC, 4.00%, 09/15/41	3,946	3,708
Series AH-4143, REMIC, 1.75%, 09/15/42	3,094	2,872
Series DJ-4322, REMIC, 3.00%, 05/15/43	341	333
Series CZ-4809, REMIC, 4.00%, 07/15/48	4,111	3,754
Series DP-5170, REMIC, 2.00%, 07/25/50	7,760	6,547
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	10,471	8,514
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 10.58%, (SOFR 30-Day Average + 6.01%), 10/25/28 (e)	314	327
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	635	614
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,847	2,459
Series 2015-GZ-7, REMIC, 3.00%, 03/25/45	6,309	5,586
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	3,906	2,998
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	1	1
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	10,404	8,913
		49,481
Municipal 0.5%
Chicago Transit Authority
6.90%, 12/01/40	615	677
Dallas-Fort Worth International Airport Facility Improvement Corporation
4.09%, 11/01/51	300	248
Golden State Tobacco Securitization Corporation
3.00%, 06/01/46	665	618
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	215
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,185	3,337
Illinois, State of
5.10%, 06/01/33	14,047	13,849
Kansas Development Finance Authority
5.37%, 05/01/26	960	967
Metropolitan Transportation Authority
6.20%, 11/15/26	75	76
6.81%, 11/15/40	3,700	3,970
5.18%, 11/15/49	100	86
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,842	5,166
Oregon School Boards Association
4.76%, 06/30/28	233	233
Philadelphia, City of
6.55%, 10/15/28	5,225	5,508
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	4,403	4,412
5.17%, 04/01/41	3,600	3,545
		42,907
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
6.75%, 09/27/34	7,788	7,899
Israel, State of
5.38%, 03/12/29	8,850	8,822
		16,721
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,063
Total Government And Agency Obligations (cost $2,494,025)		2,380,144
CORPORATE BONDS AND NOTES 7.2%
Financials 2.7%
Abu Dhabi Developmental Holding Company PJSC
4.38%, 10/02/31 (f)	10,630	10,181
Ace Capital Trust II
9.70%, 04/01/30	525	627
AIG Global Funding
5.20%, 06/24/29 (f)	12,065	12,133
Arthur J. Gallagher & Co.
4.85%, 12/15/29	1,090	1,089
5.15%, 02/15/35	1,420	1,383
Athene Global Funding
5.58%, 01/09/29 (f)	11,485	11,592
Bank of America Corporation
5.82%, 09/15/29	3,858	3,960
3.19%, 07/23/30	2,210	2,037
Beacon Funding Trust
6.27%, 08/15/54 (f)	4,245	4,176
Brighthouse Financial, Inc.
5.65%, 06/10/29 (f)	10,728	10,803
Canadian Imperial Bank of Commerce
5.24%, 06/28/27 (g)	8,105	8,191
4.51%, 09/11/27 (g)	6,440	6,391
4.63%, 09/11/30 (b) (g)	7,615	7,464
Capital One Financial Corporation
7.15%, 10/29/27	2,840	2,947
6.31%, 06/08/29	3,662	3,790
5.70%, 02/01/30	2,125	2,153
7.62%, 10/30/31	539	594
6.05%, 02/01/35	860	874
5.88%, 07/26/35	22,904	22,986
Citizens Financial Group, Inc.
5.84%, 01/23/30	2,440	2,480
CNO Global Funding
4.88%, 12/10/27 (f)	1,940	1,932
Commonwealth Bank of Australia
5.07%, 09/14/28 (f)	13,220	13,379

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Credit Agricole SA
4.63%, 09/11/28 (f) (g)	8,195	8,084
Credit Suisse AG
7.50%, 02/15/28	15,698	16,780
Danske Bank A/S
1.62%, 09/11/26 (f)	8,775	8,570
5.71%, 03/01/30 (f)	5,865	5,946
GA Global Funding Trust
5.20%, 12/09/31 (f)	9,270	9,036
JPMorgan Chase & Co.
6.40%, 05/15/38	425	463
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	495
Lloyds Banking Group PLC
5.09%, 11/26/28 (g)	6,005	6,007
Morgan Stanley
5.25%, 04/21/34	2,204	2,172
5.47%, 01/18/35	4,265	4,244
5.95%, 01/19/38	3,867	3,878
Pricoa Global Funding I
4.65%, 08/27/31 (f)	6,301	6,121
Standard Chartered PLC
5.01%, 10/15/30 (f)	6,435	6,317
UBS AG
5.65%, 09/11/28	13,565	13,882
UBS Group AG
3.09%, 05/14/32 (f)	2,068	1,800
Wells Fargo & Company
6.30%, 10/23/29	8,770	9,121
4.90%, 07/25/33	9,999	9,663
		243,741
Utilities 0.8%
Boston Gas Company
3.15%, 08/01/27 (f)	960	914
Brooklyn Union Gas Company, The
3.41%, 03/10/26 (f)	2,215	2,172
Emera US Holdings Inc.
2.64%, 06/15/31	5,370	4,544
4.75%, 06/15/46	1,620	1,339
Eversource Energy
5.95%, 07/15/34	8,960	9,192
Georgia Power Company
4.75%, 09/01/40	1,085	990
5.13%, 05/15/52	3,871	3,586
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,558
Metropolitan Edison Company
5.20%, 04/01/28 (f)	390	391
Pacific Gas And Electric Company
4.50%, 07/01/40	19,124	16,491
6.75%, 01/15/53	5,648	6,157
Pennsylvania Electric Company
5.15%, 03/30/26 (f)	305	306
Sempra
4.13%, 04/01/52	6,298	6,026
Southern Company Gas Capital Corporation
5.75%, 09/15/33	4,205	4,306
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 (f)	6,970	6,751
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	8,952
		75,675
Information Technology 0.7%
Constellation Software Inc.
5.16%, 02/16/29 (f)	1,215	1,217
5.46%, 02/16/34 (f)	15,432	15,489
Foundry JV Holdco LLC
5.90%, 01/25/30 (f)	1,645	1,668
6.15%, 01/25/32 (f)	7,080	7,146
5.88%, 01/25/34 (f)	5,190	5,082
6.25%, 01/25/35 (f)	11,105	11,165
6.40%, 01/25/38 (f)	1,149	1,160
Intel Corporation
5.60%, 02/21/54	6,101	5,337
Oracle Corporation
3.65%, 03/25/41	13,950	10,847
4.13%, 05/15/45	995	784
3.60%, 04/01/50	1,072	751
6.90%, 11/09/52	1,890	2,116
5.55%, 02/06/53	2,619	2,475
5.38%, 09/27/54 (b)	375	345
4.10%, 03/25/61	736	527
		66,109
Materials 0.6%
Anglo American Capital PLC
2.63%, 09/10/30 (f)	4,092	3,552
5.75%, 04/05/34 (f)	8,253	8,299
3.95%, 09/10/50 (f)	2,964	2,180
6.00%, 04/05/54 (f)	3,410	3,370
Glencore Funding LLC
5.37%, 04/04/29 (f)	4,385	4,420
6.38%, 10/06/30 (f)	18,674	19,592
5.63%, 04/04/34 (f)	8,899	8,874
5.89%, 04/04/54 (f)	2,370	2,302
		52,589
Energy 0.5%
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (f)	3,375	3,289
5.68%, 01/15/34 (f)	1,635	1,613
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (f)	1,975	2,027
6.50%, 08/15/43 (f)	3,557	3,685
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,806
3.45%, 10/15/27 (f)	465	443
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (f)	5,145	5,076
6.10%, 08/23/42 (f)	8,390	8,184
ONEOK, Inc.
4.75%, 10/15/31	3,910	3,781
Whistler Pipeline LLC
5.40%, 09/30/29 (f)	7,826	7,801
5.70%, 09/30/31 (f)	5,415	5,389
		44,094
Consumer Staples 0.4%
Ashtead Capital, Inc.
2.45%, 08/12/31 (f)	11,939	9,915
5.50%, 08/11/32 (b) (f)	2,800	2,764
5.55%, 05/30/33 (f)	1,920	1,892
5.95%, 10/15/33 (f)	2,605	2,634
5.80%, 04/15/34 (f)	2,710	2,710
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34	3,120	3,145
ERAC USA Finance LLC
5.20%, 10/30/34 (f)	4,855	4,804
Tyson Foods, Inc.
5.70%, 03/15/34	12,264	12,439
		40,303
Communication Services 0.4%
AT&T Inc.
3.50%, 06/01/41 - 09/15/53	10,630	7,602
4.30%, 12/15/42	9,753	8,126
3.65%, 06/01/51	344	243
3.85%, 06/01/60	606	419
Charter Communications Operating, LLC
3.90%, 06/01/52	4,563	2,933
5.25%, 04/01/53 (b)	4,435	3,571
6.83%, 10/23/55	4,607	4,486
Comcast Corporation
3.25%, 11/01/39	8,204	6,213
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	491	490
		34,083
Health Care 0.3%
Children's National Medical Center
2.93%, 07/15/50	1,895	1,195

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
CVS Health Corporation
6.75%, 12/10/54	7,750	7,597
Providence St. Joseph Health
5.40%, 10/01/33	4,785	4,779
Smith & Nephew PLC
5.40%, 03/20/34	8,675	8,604
Sutter Health
2.29%, 08/15/30	820	713
Toledo Hospital, The
5.75%, 11/15/38	1,475	1,470
UnitedHealth Group Incorporated
5.50%, 07/15/44	4,091	3,968
5.75%, 07/15/64	1,498	1,454
		29,780
Consumer Discretionary 0.3%
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	420
7.30%, 07/01/38	285	290
6.75%, 06/15/39	285	280
Tapestry, Inc.
5.10%, 03/11/30	14,650	14,524
Warnermedia Holdings, Inc.
4.28%, 03/15/32	6,480	5,716
5.14%, 03/15/52	11,375	8,471
		29,701
Real Estate 0.3%
American Tower Corporation
5.00%, 01/31/30	3,045	3,025
GLP Financing, LLC
6.75%, 12/01/33	9,766	10,325
Prologis Targeted U.S. Logistics Fund, L.P.
5.25%, 01/15/35 (f)	11,811	11,582
WEA Finance LLC
2.88%, 01/15/27 (f)	855	813
3.50%, 06/15/29 (f)	1,880	1,729
		27,474
Industrials 0.2%
Boeing Company, The
6.86%, 05/01/54 (h)	8,510	9,038
HEICO Corporation
5.35%, 08/01/33	8,637	8,603
		17,641
Total Corporate Bonds And Notes (cost $665,783)		661,190
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
AASET 2021-1 Trust
Series 2019-A-1, 3.84%, 05/15/26	49	48
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,512
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 11/25/59 (e)	173	169
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,134
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 5.81%, (1 Month Term SOFR + 1.41%), 10/15/36 (e)	7,510	7,489
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (i)	1,248	1,164
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	415	393
CF Hippolyta Issuer LLC
Series 2022-A1-1A, 5.95%, 02/15/27	2,474	2,453
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	7,073	6,711
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	1,849	1,801
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.44%, 02/22/27	7,928	8,078
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,307	1,189
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	2,722	2,310
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,326
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,112
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,724	6,361
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	151	144
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (i)	474	446
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (i)	950	882
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	6,095	6,165
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (i)	486	466
Maps 2019-1 Limited
Series 2019-A-1A, 4.46%, 03/15/26	131	125
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	514	482
Mill City Mortgage Loan Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 01/25/61 (e)	55	55
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	6,605	6,597
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	5,640	5,211
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (f)	13,573	13,374
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,928
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,467
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,398
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	1,674	1,452
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	772
Series 2021-A-3-A, 2.51%, 11/15/43	605	401
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	738	740
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/26	628	614
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	620	599
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (e)	184	181
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	274	267
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	5,090	5,137
Wells Fargo Commercial Mortgage Trust 2015-NXS1
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,863
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	5,458	5,550
Series 2024-A1-2A, 4.87%, 02/18/28	7,110	7,125
Total Non-U.S. Government Agency Asset-Backed Securities (cost $119,887)		118,691
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.36% (j) (k)	146,648	146,648
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.46% (j) (k)	4,290	4,290
Total Short Term Investments (cost $150,938)		150,938
Total Investments 101.2% (cost $7,672,501)		9,283,509
Total Forward Sales Commitments (0.7)% (proceeds $64,331)		(63,434)
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (0.5)%		(49,735)
Total Net Assets 100.0%		9,170,351

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

December 31, 2024, the total payable for investments purchased on a delayed delivery basis was $126,495.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $323,493 and 3.5% of the Fund.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.7%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.7%)
Mortgage-Backed Securities (0.7%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 01/15/40 (a)	(16,459)	(16,094)
TBA, 2.00%, 01/15/55 (a)	(8,720)	(6,780)
TBA, 4.00%, 01/15/55 (a)	(17,285)	(15,794)
TBA, 4.50%, 01/15/55 (a)	(26,334)	(24,766)
Total Government And Agency Obligations (proceeds $64,331)		(63,434)
Total Forward Sales Commitments (0.7%) (proceeds $64,331)		(63,434)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2024, the total proceeds for investments sold on a delayed delivery basis was $64,331.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	79,667	1,753,628	1,686,647	6,769	—	—	146,648	1.6
JNL Government Money Market Fund, 4.46% - Class SL	536	311,291	307,537	435	—	—	4,290	—
	80,203	2,064,919	1,994,184	7,204	—	—	150,938	1.6

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	350	April 2025	71,849	(4)	114

Short Contracts
United States 5 Year Note	(161)	April 2025	(17,333)	15	218

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,724,615	247,931	—	5,972,546
Government And Agency Obligations	—	2,380,144	—	2,380,144
Corporate Bonds And Notes	—	661,190	—	661,190
Non-U.S. Government Agency Asset-Backed Securities	—	118,691	—	118,691
Short Term Investments	150,938	—	—	150,938
	5,875,553	3,407,956	—	9,283,509
Liabilities - Securities
Government And Agency Obligations	—	(63,434)	—	(63,434)
	—	(63,434)	—	(63,434)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	332	—	—	332
	332	—	—	332

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 98.1%
Financials 20.1%
American International Group, Inc.	261	19,017
Ares Management Corporation - Class A	60	10,574
Bank of America Corporation	490	21,516
Capital One Financial Corporation	17	3,078
Intercontinental Exchange, Inc.	62	9,248
JPMorgan Chase & Co.	205	49,211
M&T Bank Corporation	63	11,870
MetLife, Inc.	154	12,632
Morgan Stanley	124	15,558
Nasdaq, Inc.	151	11,663
Raymond James Financial, Inc.	93	14,404
Regions Financial Corporation	584	13,740
Royal Bank of Canada	76	9,119
Wells Fargo & Company	85	5,961
		207,591
Health Care 14.8%
AstraZeneca PLC - ADR	167	10,970
Elevance Health, Inc.	35	12,826
Gilead Sciences, Inc.	294	27,186
Johnson & Johnson	208	30,101
Merck & Co., Inc.	319	31,741
Pfizer Inc.	1,012	26,862
UnitedHealth Group Incorporated	25	12,853
		152,539
Industrials 12.3%
BAE Systems PLC	759	10,907
Canadian National Railway Company	58	5,897
Deere & Company	17	7,394
Emerson Electric Co.	109	13,451
General Dynamics Corporation	24	6,236
Honeywell International Inc.	45	10,274
IDEX Corporation	37	7,754
Johnson Controls International Public Limited Company	149	11,744
L3Harris Technologies, Inc.	63	13,269
Northrop Grumman Corporation	11	5,235
PACCAR Inc	155	16,131
Siemens Aktiengesellschaft - Class N	41	8,078
United Parcel Service, Inc. - Class B	88	11,110
		127,480
Information Technology 12.1%
Accenture Public Limited Company - Class A	30	10,439
Broadcom Inc.	202	46,739
Cisco Systems, Inc.	409	24,240
Corning Incorporated	218	10,359
NXP Semiconductors N.V.	56	11,675
Qualcomm Incorporated	58	8,931
Te Connectivity Public Limited Company	87	12,432
		124,815
Energy 9.6%
ConocoPhillips	295	29,248
Coterra Energy Inc.	694	17,722
EQT Corporation	341	15,729
Hess Corporation	76	10,106
Marathon Petroleum Corporation	47	6,543
Phillips 66	5	561
Targa Resources Corp.	51	9,161
TotalEnergies SE	187	10,342
		99,412
Consumer Staples 9.1%
Archer-Daniels-Midland Company	256	12,927
Kenvue Inc.	550	11,747
Keurig Dr Pepper Inc.	500	16,045
Pernod Ricard	121	13,543
Philip Morris International Inc.	131	15,737
Procter & Gamble Company, The	69	11,492
Unilever PLC - ADR	229	12,981
		94,472
Utilities 8.6%
American Electric Power Company, Inc.	138	12,712
Atmos Energy Corporation	109	15,153
Dominion Energy, Inc.	187	10,049
Eversource Energy	168	9,646
PPL Corporation	428	13,881
Sempra	195	17,068
WEC Energy Group Inc.	110	10,351
		88,860
Consumer Discretionary 4.0%
Booking Holdings Inc.	2	9,902
Industria de Diseno Textil, S.A.	78	3,981
Industria de Diseno Textil, S.A. - ADR	149	3,807
NIKE, Inc. - Class B	80	6,079
Starbucks Corporation	80	7,296
Tractor Supply Company	190	10,107
		41,172
Materials 3.1%
Barrick Gold Corporation	519	8,043
PPG Industries, Inc.	104	12,427
Rio Tinto PLC - ADR	205	12,054
		32,524
Real Estate 2.5%
Crown Castle Inc.	152	13,809
Weyerhaeuser Company	441	12,425
		26,234
Communication Services 1.9%
Omnicom Group Inc.	72	6,157
T-Mobile US, Inc.	60	13,328
		19,485
Total Common Stocks (cost $919,780)		1,014,584
PREFERRED STOCKS 1.2%
Health Care 1.2%
Roche Holding AG	43	12,146
Total Preferred Stocks (cost $12,969)		12,146
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.36% (a) (b)	6,020	6,020
Total Short Term Investments (cost $6,020)		6,020
Total Investments 99.9% (cost $938,769)		1,032,750
Other Assets and Liabilities, Net 0.1%		1,086
Total Net Assets 100.0%		1,033,836

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	18,649	248,195	260,824	372	—	—	6,020	0.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

JNL/WMC Equity Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.46% - Class SL	—	102,044	102,044	78	—	—	—	—
	18,649	350,239	362,868	450	—	—	6,020	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	967,733	46,851	—	1,014,584
Preferred Stocks	—	12,146	—	12,146
Short Term Investments	6,020	—	—	6,020
	973,753	58,997	—	1,032,750

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 98.5%
United States of America 62.5%
Acadia Realty Trust	426	10,295
Agree Realty Corporation	62	4,377
American Healthcare REIT, Inc.	466	13,250
American Homes 4 Rent - Class A	405	15,142
AvalonBay Communities, Inc.	126	27,764
Brixmor Property Group Inc.	331	9,207
Brookdale Senior Living Inc. (a)	1,170	5,883
Caretrust REIT, Inc.	289	7,808
Cubesmart, L.P.	76	3,267
Digital Realty Trust, Inc.	36	6,420
Douglas Emmett, Inc.	161	2,989
EastGroup Properties, Inc.	55	8,794
Empire State Realty Trust, Inc. - Class A	1,193	12,314
Equinix, Inc.	41	38,286
Essential Properties Realty Trust, Inc.	476	14,874
Essex Property Trust, Inc.	62	17,595
Hyatt Hotels Corporation - Class A	50	7,910
Independence Realty Trust, Inc.	461	9,143
Iron Mountain Incorporated	135	14,192
Lamar Advertising Company - Class A	61	7,461
Macerich Company, The	147	2,923
Marriott International, Inc. - Class A	23	6,414
Phillips Edison & Company, Inc.	273	10,228
ProLogis Inc.	204	21,615
Public Storage Operating Company	51	15,235
Ryman Hospitality Properties, Inc.	62	6,432
Simon Property Group, Inc.	87	14,912
SL Green Realty Corp.	188	12,793
Tanger Inc.	323	11,037
Welltower Inc.	278	35,021
		373,581
Japan 8.8%
Daito Trust Construction Co., Ltd.	67	7,518
Invincible Investment Corporation	11	4,521
Mitsui Fudosan Co., Ltd.	3,043	24,187
Nippon Building Fund Inc. (b)	7	5,731
Sekisui House, Ltd.	331	7,895
Tokyu Fudosan Holdings Co., Ltd.	477	2,906
		52,758
Australia 5.7%
Goodman Funding Pty Ltd	564	12,403
Scentre Group Limited	4,598	9,776
Stockland Corporation Ltd	4,012	11,895
		34,074
United Kingdom 4.3%
Bellway p.l.c.	149	4,631
Big Yellow Group PLC	370	4,453
Hammerson PLC	1,920	6,718
Shaftesbury Capital PLC	3,444	5,406
Taylor Wimpey PLC	2,960	4,516
		25,724
France 4.2%
Accor	159	7,740
Klepierre	605	17,419
		25,159
Hong Kong 2.9%
Hongkong Land Holdings Limited	2,002	8,906
Swire Pacific Limited - Class A	913	8,272
		17,178
United Arab Emirates 2.4%
Emaar Properties (P.J.S.C)	4,085	14,284
Germany 2.3%
TAG Immobilien AG	915	13,608
Sweden 2.1%
Cibus Nordic Real Estate AB (publ)	396	6,306
Pandox Aktiebolag - Class B	353	6,112
		12,418
Switzerland 1.6%
PSP Swiss Property AG - Class N	67	9,578
Singapore 0.9%
Capitaland Group Pte. Ltd.	3,944	5,560
Czech Republic 0.8%
CTP N.V.	302	4,661
Total Common Stocks (cost $533,478)		588,583
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	8,695	8,695
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	5,890	5,890
Total Short Term Investments (cost $14,585)		14,585
Total Investments 100.9% (cost $548,063)		603,168
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (0.9)%		(5,273)
Total Net Assets 100.0%		597,902

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/WMC Global Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	3,773	159,741	154,819	180	—	—	8,695	1.4
JNL Government Money Market Fund, 4.46% - Class SL	2,596	118,043	114,749	207	—	—	5,890	1.0
	6,369	277,784	269,568	387	—	—	14,585	2.4

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	SSB	01/07/25	JPY	327,570	2,083	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	373,581	—	—	373,581
Japan	—	52,758	—	52,758
Australia	—	34,074	—	34,074
United Kingdom	—	25,724	—	25,724
France	—	25,159	—	25,159
Hong Kong	—	17,178	—	17,178
United Arab Emirates	—	14,284	—	14,284
Germany	—	13,608	—	13,608
Sweden	—	12,418	—	12,418
Switzerland	—	9,578	—	9,578
Singapore	—	5,560	—	5,560
Czech Republic	—	4,661	—	4,661
Short Term Investments	14,585	—	—	14,585
	388,166	215,002	—	603,168
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	7	—	7
	—	7	—	7

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.6%
Financials 20.5%
American International Group, Inc.	259	18,825
Ares Management Corporation - Class A	74	13,130
Everest Group, Ltd.	34	12,256
JPMorgan Chase & Co.	178	42,746
KKR & Co. Inc. - Class A	97	14,317
LPL Financial Holdings Inc.	37	12,160
M&T Bank Corporation	74	13,973
MetLife, Inc.	236	19,306
Morgan Stanley	130	16,351
Nasdaq, Inc.	160	12,378
Raymond James Financial, Inc.	101	15,766
Regions Financial Corporation	562	13,212
The PNC Financial Services Group, Inc.	73	14,034
		218,454
Health Care 18.3%
AstraZeneca PLC - ADR	228	14,964
Boston Scientific Corporation (a)	193	17,270
Centene Corporation (a)	294	17,827
Elevance Health, Inc.	58	21,469
Gilead Sciences, Inc.	196	18,083
Johnson & Johnson	196	28,398
Merck & Co., Inc.	171	17,048
Pfizer Inc.	816	21,643
UnitedHealth Group Incorporated	74	37,492
		194,194
Industrials 12.1%
3M Company	107	13,866
BAE Systems PLC	819	11,777
Emerson Electric Co.	154	19,131
Fortune Brands Innovations, Inc.	151	10,326
Johnson Controls International Public Limited Company	227	17,899
Knight-Swift Transportation Holdings Inc. - Class A	206	10,937
L3Harris Technologies, Inc.	72	15,073
Middleby Corporation, The (a)	98	13,229
United Parcel Service, Inc. - Class B	132	16,638
		128,876
Information Technology 10.6%
Adobe Inc. (a)	21	9,207
Amdocs Limited	206	17,545
Cisco Systems, Inc.	516	30,554
Corning Incorporated	286	13,582
F5, Inc. (a)	71	17,778
NXP Semiconductors N.V.	69	14,318
Qualcomm Incorporated	62	9,511
		112,495
Energy 8.4%
Antero Resources Corporation (a)	392	13,722
ConocoPhillips	169	16,731
Coterra Energy Inc.	548	13,989
EOG Resources, Inc.	113	13,866
Hess Corporation	70	9,279
Marathon Petroleum Corporation	67	9,416
Phillips 66	14	1,607
Targa Resources Corp.	59	10,572
		89,182
Consumer Staples 7.0%
Archer-Daniels-Midland Company	278	14,035
Kenvue Inc.	567	12,115
Keurig Dr Pepper Inc.	429	13,790
Pernod Ricard - ADR (b)	473	10,629
Unilever PLC - ADR	198	11,243
US Foods Holding Corp. (a)	190	12,840
		74,652
Utilities 5.8%
American Electric Power Company, Inc.	138	12,714
Atmos Energy Corporation	121	16,844
Sempra	210	18,427
WEC Energy Group Inc.	144	13,524
		61,509
Consumer Discretionary 5.7%
Gentex Corporation	541	15,540
H & R Block, Inc.	215	11,347
Lennar Corporation - Class A	72	9,755
Starbucks Corporation	142	12,921
Wyndham Hotels & Resorts, Inc.	106	10,668
		60,231
Communication Services 4.1%
Alphabet Inc. - Class C	79	14,970
Electronic Arts Inc.	111	16,250
Omnicom Group Inc.	148	12,721
		43,941
Real Estate 3.9%
CBRE Group, Inc. - Class A (a)	100	13,134
Crown Castle Inc.	135	12,238
Gaming and Leisure Properties, Inc.	327	15,747
		41,119
Materials 1.2%
Axalta Coating Systems Ltd. (a)	372	12,738
Total Common Stocks (cost $876,565)		1,037,391
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	42	11,894
Total Preferred Stocks (cost $12,077)		11,894
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.36% (c) (d)	13,197	13,197
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (c) (d)	920	920
Total Short Term Investments (cost $14,117)		14,117
Total Investments 100.0% (cost $902,759)		1,063,402
Other Assets and Liabilities, Net 0.0%		98
Total Net Assets 100.0%		1,063,500

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	6,776	358,844	352,423	612	—	—	13,197	1.2
JNL Government Money Market Fund, 4.46% - Class SL	—	44,400	43,480	48	—	—	920	0.1
	6,776	403,244	395,903	660	—	—	14,117	1.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,025,614	11,777	—	1,037,391
Preferred Stocks	—	11,894	—	11,894
Short Term Investments	14,117	—	—	14,117
	1,039,731	23,671	—	1,063,402

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 612.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2024

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	JPY - Japanese Yen	THB – Thai Baht
AUD - Australian Dollar	DKK - Danish Krone	KRW - South Korean Won	TWD - New Taiwan Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	USD - United States Dollar
CAD - Canadian Dollar	GBP - British Pound	NOK - Norwegian Krone	ZAR - South African Rand
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty
CNY - Chinese Yuan	ILS - Israeli New Shekel	SEK - Swedish Krona
COP - Colombian Peso	INR - Indian Rupee	SGD - Singapore Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	LIBOR - London Interbank Offered Rate
ADR - American Depositary Receipt	LLC/L.L.C - Limited Liability Companies
ASX - Australian Securities Exchange	MBS - Mortgage-Backed Security
BADLAR - Argentina Deposit Rates	MCDX - Municipal Bond Credit Index
BNS - The Bank of Nova Scotia, Toronto	MEXIBOR - Mexico Interbank Offered Rate
BRAZIBOR - Brazil Interbank Offred Rate	MICEX - Moscow Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MSCI - Morgan Stanley Capital International
CAPE - Cyclically Adjusted Price Earnings	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.EM - Credit Default Swap Index - Emerging Markets	NVDR - Non-Voting Depository Receipt
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	OAT - Obligations Assimilables du Tresor
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	OBFR - Overnight Bank Funding Rate
CLO - Collateralized Loan Obligation	PJSC - Private Joint Stock Co.
CMBX.NA - Commercial Mortgage-backed Securities Index North America	PLC/P.L.C. - Public Limited Company
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	PRIBOR- Prague Interbank Offered Rate
DIP - Debtor-in-possession	RBOB - Reformulated Blendstock for Oxygenate Blending
DUTCHCERT - Dutch Certificate	REIT - Real Estate Investment Trust
EAFE - Europe, Asia and Far East	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 4.5 to 5.5 years	SOFR - Secured Overnight Financing Rates
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	STIBOR - Stockholm Interbank Offered Rate
term of 24 to 35 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro OAT - debt instrument issued by the Republic of Italy with a	TBD - To Be Determined
term of 8.5 to 10.5 years	TIPS - Treasury Inflation Protected Securities
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TONAR - Tokyo Overnight Average Rate
term of 1.75 to 2.25 years	ULC - Unlimited Liability Companies
FTSE - Financial Times ad the London Stock Exchange	ULSD - Ultra-Low Sulfur Diesel
GDR - Global Depositary Receipt	US/U.S. - United States
HIBOR - Hong Kong Interbank Offered Rate	WTI - West Texas Intermediate
ITRAXX - Group of international credit derivative indices monitored by the
International Index Company

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	CSI - Credit Suisse Securities, LLC	NAT - Natixis
BMO - BMO Capital Markets Corp.	DUB - Deutsche Bank AG.	NSI - Nomura Securities International, Inc.
BNY – Bank of New York	FED - Federal Reserve Bank	RBC - Royal Bank of Canada
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	RBS - Royal Bank of Scotland
BOA - Bancamerica Securities/Bank of America NA	GSI - Goldman Sachs International	SCB - Standard Chartered Bank
CBA - Commonwealth Bank of Australia	HSB - HSBC Securities Inc.	SSB - State Street Brokerage Services, Inc.
CGM - Citigroup Global Markets	JPM - J.P. Morgan Securities Inc.	TDB - Toronto-Dominion Bank
CIB - Canadian Imperial Bank of Commerce	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
CIT - Citibank, Inc	MSC - Morgan Stanley & Co. Inc.	WFI - Wells Fargo Investments, LLC
SGS - Societe Generale S.A.

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2 The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) – Maturity; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - unaffiliated, at value	$—	$466,777	$—	$—	$—	$—	$—
Investments - affiliated, at value	3,270,770	—	434,944	301,999	1,029,704	614,732	6,868,698
Receivable from:
Investment securities sold	—	438	—	4	—	—	—
Fund shares sold	11,200	111	526	110	3,884	285	3,299
Dividends and interest	20	—	—	—	—	—	—
Adviser	842	80	93	112	356	254	2,570
Other assets	1	—	—	—	—	—	2
Total assets	3,282,833	467,406	435,563	302,225	1,033,944	615,271	6,874,569
Liabilities
Payable for:
Investment securities purchased	10,356	—	335	—	3,676	143	150
Fund shares redeemed	845	549	190	114	208	142	3,149
Advisory fees	1,422	160	196	156	577	351	3,577
Administrative fees	275	40	37	26	89	54	529
12b-1 fees (Class A)	186	26	25	17	58	35	396
Board of trustee fees	82	2	6	30	19	35	78
Chief compliance officer fees	8	1	1	1	3	2	18
Other expenses	1	—	—	—	—	—	5
Total liabilities	13,175	778	790	344	4,630	762	7,902
Net assets	$3,269,658	$466,628	$434,773	$301,881	$1,029,314	$614,509	$6,866,667
Net assets consist of:
Paid-in capital(b)	$3,059,962	$486,733	$390,033	$369,015	$960,616	$725,721	$5,177,431
Total distributable earnings (loss)(b)	209,696	(20,105)	44,740	(67,134)	68,698	(111,212)	1,689,236
Net assets	$3,269,658	$466,628	$434,773	$301,881	$1,029,314	$614,509	$6,866,667
Net assets - Class A	$3,209,254	$447,706	$425,545	$297,167	$1,002,366	$603,674	$6,725,296
Shares outstanding - Class A	176,128	48,145	29,357	30,168	36,705	31,864	103,664
Net asset value per share - Class A	$18.22	$9.30	$14.50	$9.85	$27.31	$18.95	$64.88
Net assets - Class I	$60,404	$18,922	$9,228	$4,714	$26,948	$10,835	$141,371
Shares outstanding - Class I	3,144	2,012	624	466	966	554	2,131
Net asset value per share - Class I	$19.21	$9.40	$14.79	$10.12	$27.89	$19.56	$66.34
Investments - unaffiliated, at cost	$—	$486,882	$—	$—	$—	$—	$—
Investments - affiliated, at cost	3,061,076	—	390,204	369,133	961,006	725,944	5,179,462

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Assets
Investments - affiliated, at value	$11,702,453	$1,306,267	$1,321,843	$4,000,794	$1,018,592	$778,459	$2,069,729
Receivable from:
Investment securities sold	2,807	—	34	239	—	360	1,244
Fund shares sold	2,489	790	324	1,216	548	278	369
Adviser	3,035	576	748	1,037	61	98	171
Administrator	—	—	—	—	—	1	—
Other assets	4	1	1	1	—	—	—
Total assets	11,710,788	1,307,634	1,322,950	4,003,287	1,019,201	779,196	2,071,513
Liabilities
Payable for:
Investment securities purchased	—	413	—	—	141	—	—
Fund shares redeemed	5,297	377	359	1,455	408	638	1,613
Advisory fees	5,471	849	1,078	1,934	141	188	279
Administrative fees	860	115	115	327	87	101	270
12b-1 fees (Class A)	673	75	75	229	57	44	116
Board of trustee fees	329	79	67	160	—	—	—
Chief compliance officer fees	30	3	3	11	—	—	—
Other expenses	8	1	1	3	—	—	—
Total liabilities	12,668	1,912	1,698	4,119	834	971	2,278
Net assets	$11,698,120	$1,305,722	$1,321,252	$3,999,168	$1,018,367	$778,225	$2,069,235
Net assets consist of:
Paid-in capital(b)	$8,432,546	$1,416,588	$1,196,683	$3,205,090	$1,080,618	$869,856	$2,103,757
Total distributable earnings (loss)(b)	3,265,574	(110,866)	124,569	794,078	(62,251)	(91,631)	(34,522)
Net assets	$11,698,120	$1,305,722	$1,321,252	$3,999,168	$1,018,367	$778,225	$2,069,235
Net assets - Class A	$11,530,490	$1,287,633	$1,291,750	$3,936,890	$994,145	$759,410	$2,011,954
Shares outstanding - Class A	233,201	79,712	73,432	92,715	86,143	65,573	126,982
Net asset value per share - Class A	$49.44	$16.15	$17.59	$42.46	$11.54	$11.58	$15.84
Net assets - Class I	$167,630	$18,089	$29,502	$62,278	$24,222	$18,815	$57,281
Shares outstanding - Class I	3,284	1,087	1,630	1,421	1,990	1,592	3,413
Net asset value per share - Class I	$51.04	$16.64	$18.10	$43.83	$12.17	$11.82	$16.79
Investments - affiliated, at cost	$8,436,879	$1,417,133	$1,197,274	$3,206,716	$1,080,843	$870,089	$2,104,251

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Assets
Investments - affiliated, at value	$3,434,158	$2,524,728	$1,436,745	$557,295	$2,905,822	$1,949,610	$3,571,496
Receivable from:
Investment securities sold	5,039	3,074	419	69	777	—	2,278
Fund shares sold	945	347	701	52	148	496	199
Dividends and interest	—	—	—	11	81	16	26
Adviser	243	179	—	—	—	—	—
Other assets	—	5	1	—	1	—	1
Total assets	3,440,385	2,528,333	1,437,866	557,427	2,906,829	1,950,122	3,574,000
Liabilities
Payable to affiliates	—	—	—	—	47	—	—
Payable for:
Investment securities purchased	—	—	—	—	—	28	—
Fund shares redeemed	5,984	3,420	1,119	122	925	468	2,476
Advisory fees	417	319	122	60	224	156	267
Administrative fees	298	224	63	24	127	84	152
12b-1 fees (Class A)	194	142	83	32	167	112	206
Board of trustee fees	—	—	74	31	238	255	336
Chief compliance officer fees	—	—	4	1	7	5	9
Other expenses	—	—	1	—	2	1	2
Total liabilities	6,893	4,105	1,466	270	1,737	1,109	3,448
Net assets	$3,433,492	$2,524,228	$1,436,400	$557,157	$2,905,092	$1,949,013	$3,570,552
Net assets consist of:
Paid-in capital(b)	$2,857,515	$2,277,567	$1,194,645	$530,565	$2,558,739	$1,752,213	$3,074,080
Total distributable earnings (loss)(b)	575,977	246,661	241,755	26,592	346,353	196,800	496,472
Net assets	$3,433,492	$2,524,228	$1,436,400	$557,157	$2,905,092	$1,949,013	$3,570,552
Net assets - Class A	$3,350,878	$2,453,475	$1,419,924	$549,352	$2,883,231	$1,939,523	$3,556,552
Shares outstanding - Class A	93,664	86,416	67,827	38,087	138,169	109,189	178,833
Net asset value per share - Class A	$35.78	$28.39	$20.93	$14.42	$20.87	$17.76	$19.89
Net assets - Class I	$82,614	$70,753	$16,476	$7,805	$21,861	$9,490	$14,000
Shares outstanding - Class I	2,222	2,398	770	529	1,025	523	689
Net asset value per share - Class I	$37.18	$29.50	$21.39	$14.74	$21.33	$18.16	$20.33
Investments - unaffiliated, at cost	$—	$—	$—	$—	$2,242	$—	$—
Investments - affiliated, at cost	2,858,181	2,278,068	1,194,990	530,703	2,557,226	1,752,810	3,075,024

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund
Assets
Investments - unaffiliated, at value	$—	$—	$—	$—	$—	$3,787,671	$3,884
Investments - affiliated, at value	2,122,946	686,023	4,122,402	1,721,166	3,809,238	94,341	—
Receivable from:
Investment securities sold	826	65	695	375	1,437	929	—
Fund shares sold	51	83	62	106	41	1,132	29
Dividends and interest	5	2	10	5	11	—	—
Adviser	8	8	9	8	8	—	—
Other assets	1	—	1	1	1	1	—
Total assets	2,123,837	686,181	4,123,179	1,721,661	3,810,736	3,884,074	3,913
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	—	—	29
Fund shares redeemed	877	148	757	481	1,478	2,061	—
Advisory fees	170	68	304	140	282	601	1
Administrative fees	93	30	175	75	162	488	—
12b-1 fees (Class A)	123	39	238	99	220	222	—
Board of trustee fees	140	109	346	218	404	116	—
Chief compliance officer fees	5	2	11	4	10	10	—
Other expenses	1	—	2	1	2	3	—
Total liabilities	1,409	396	1,833	1,018	2,558	3,501	30
Net assets	$2,122,428	$685,785	$4,121,346	$1,720,643	$3,808,178	$3,880,573	$3,883
Net assets consist of:
Paid-in capital(a)	$1,719,262	$656,595	$3,356,286	$1,546,186	$3,252,504	$3,740,264	$3,994
Total distributable earnings (loss)(a)	403,166	29,190	765,060	174,457	555,674	140,309	(111)
Net assets	$2,122,428	$685,785	$4,121,346	$1,720,643	$3,808,178	$3,880,573	$3,883
Net assets - Class A	$2,108,698	$683,269	$4,097,877	$1,717,593	$3,801,630	$3,830,258	$3,882
Shares outstanding - Class A	53,158	42,860	128,440	83,406	144,777	138,044	396
Net asset value per share - Class A	$39.67	$15.94	$31.90	$20.59	$26.26	$27.75	$9.82
Net assets - Class I	$13,730	$2,516	$23,469	$3,050	$6,548	$50,315	$1
Shares outstanding - Class I	339	155	720	145	244	1,774	—
Net asset value per share - Class I	$40.55	$16.26	$32.60	$21.04	$26.84	$28.37	$9.82
Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$3,641,286	$3,995
Investments - affiliated, at cost	1,719,780	656,833	3,357,342	1,546,709	3,253,564	100,417	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets
Investments - unaffiliated, at value	$2,348,896	$346,897	$197,360	$321,124	$2,042,544	$551,505	$939,454
Investments - affiliated, at value	73,631	21,122	1,753	1,167	170,988	53,385	30,205
Receivable from:
Investment securities sold	1,373	156	—	—	1,546	—	394
Fund shares sold	172	44	56	14	294	13	290
Dividends and interest	—	—	—	—	1	1	5
Administrator	—	—	—	—	6	2	4
Securities Lending Agent	—	67	—	—	—	—	—
Other assets	1	—	—	—	1	—	—
Total assets	2,424,073	368,286	199,169	322,305	2,215,380	604,906	970,352
Liabilities
Cash overdraft	—	—	—	—	485	—	—
Payable for:
Return of securities loaned	—	21,179	1,626	1,001	170,988	53,185	30,103
Fund shares redeemed	1,544	95	147	1,156	940	39	1,563
Advisory fees	388	60	34	54	333	95	163
Administrative fees	315	45	26	42	267	72	122
12b-1 fees (Class A)	139	19	11	18	115	31	52
Board of trustee fees	104	11	7	13	111	11	20
Chief compliance officer fees	6	1	—	1	5	1	2
Other expenses	3	—	—	—	1	—	2
Total liabilities	2,499	21,410	1,851	2,285	173,245	53,434	32,027
Net assets	$2,421,574	$346,876	$197,318	$320,020	$2,042,135	$551,472	$938,325
Net assets consist of:
Paid-in capital(a)	$2,476,737	$271,614	$184,229	$267,480	$1,843,183	$537,788	$871,855
Total distributable earnings (loss)(a)	(55,163)	75,262	13,089	52,540	198,952	13,684	66,470
Net assets	$2,421,574	$346,876	$197,318	$320,020	$2,042,135	$551,472	$938,325
Net assets - Class A	$2,395,427	$337,199	$189,772	$311,025	$1,981,984	$528,552	$899,970
Shares outstanding - Class A	106,603	20,789	15,428	22,018	120,576	39,553	60,600
Net asset value per share - Class A	$22.47	$16.22	$12.30	$14.13	$16.44	$13.36	$14.85
Net assets - Class I	$26,147	$9,677	$7,546	$8,995	$60,151	$22,920	$38,355
Shares outstanding - Class I	1,138	593	610	635	3,548	1,663	2,504
Net asset value per share - Class I	$22.97	$16.31	$12.38	$14.17	$16.95	$13.79	$15.32
Investments - unaffiliated, at cost	$2,398,114	$305,238	$194,131	$296,998	$1,843,592	$537,821	$872,984
Investments - affiliated, at cost	79,576	21,122	1,753	1,167	170,988	53,385	30,205
Securities on loan included in
Investments - unaffiliated, at value	—	25,357	2,085	5,276	185,121	58,864	38,675

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL Bond Index Fund		JNL Emerging Markets Index Fund		JNL International Index Fund		JNL Mid Cap Index Fund		JNL Small Cap Index Fund		JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Assets
Investments - unaffiliated, at value		$1,032,718		$778,701		$2,057,781		$3,397,641		$2,514,796	$774,733	$1,082,430
Investments - affiliated, at value		56,408		10,024		15,237		57,386		59,115	133,546	40,845
Purchased options, at value		—		—		—		—		—	265	—
Forward foreign currency contracts		—		—		23		—		—	256	—
Variation margin on futures/futures options contracts		—		—		14		107		12	14	—
OTC swap agreements		—		—		—		—		—	11,470	—
Cash		—		50		50		215		127	17,294	17
Cash collateral segregated for short sales		—		—		—		—		—	1,943	—
Foreign currency		—		1,093		327		—		—	174	829
Receivable from:
Investment securities sold		24,459		—		—		—		97	22,581	198
Fund shares sold		549		277		369		945		347	58	240
Dividends and interest		7,795		884		9,991		3,613		3,193	2,995	2,495
Adviser		115		37		190		365		270	—	—
Securities Lending Agent		—		—		—		—		1,487	—	—
Deposits with brokers and counterparties		—		359		911		3,010		939	31,897	—
Other assets		—		—		1		1		1	40	—
Total assets		1,122,044		791,425		2,084,894		3,463,283		2,580,384	997,266	1,127,054
Liabilities
Payable for reverse repurchase agreements		—		—		—		—		—	13,233	—
Securities sold short, at value		—		—		—		—		—	162,903	—
Forward sales commitments, at value		7,586		—		—		—		—	—	—
Written options, at value		—		—		—		—		—	119	—
Forward foreign currency contracts		—		—		391		—		—	2	—
Variation margin on futures/futures options contracts		—		35		13		1		—	21	—
OTC swap agreements		—		—		—		—		—	6,272	—
Deferred foreign capital gains tax liability		—		8,575		—		—		—	7	2,928
Payable to affiliates		—		—		—		—		—	18	—
Payable for:
Investment securities purchased		72,644		—		—		—		3,421	10,596	282
Deposits from counterparties		—		—		—		—		10	—	—
Return of securities loaned		6,474		1,109		2,432		12,083		38,671	535	1,723
Dividends/interest on securities sold short		—		—		—		—		—	216	—
Interest expense and brokerage charges		—		—		—		—		—	152	—
Fund shares redeemed		409		637		1,614		5,984		3,420	625	254
Advisory fees		177		135		362		609		450	830	739
Administrative fees		—		—		—		—		—	138	146
12b-1 fees (Class A)		—		—		—		—		—	11	32
Board of trustee fees		104		56		154		183		158	78	138
Chief compliance officer fees		3		2		5		9		7	2	3
Other expenses		—		19		30		171		125	351	18
Total liabilities		87,397		10,568		5,001		19,040		46,262	196,109	6,263
Net assets		$1,034,647		$780,857		$2,079,893		$3,444,243		$2,534,122	$801,157	$1,120,791
Net assets consist of:
Paid-in capital(a)		$1,138,666		$844,491		$1,736,023		$3,052,863		$2,381,116	$741,330	$1,191,703
Total distributable earnings (loss)(a)		(104,019)		(63,634)		343,870		391,380		153,006	59,827	(70,912)
Net assets		$1,034,647		$780,857		$2,079,893		$3,444,243		$2,534,122	$801,157	$1,120,791
Net assets - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$195,868	$559,532
Shares outstanding - Class A		N/A		N/A		N/A		N/A		N/A	15,170	63,991
Net asset value per share - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$12.91	$8.74
Net assets - Class I		$1,034,647		$780,857		$2,079,893		$3,444,243		$2,534,122	$605,289	$561,259
Shares outstanding - Class I		110,761		89,238		213,617		286,832		229,248	45,930	64,060
Net asset value per share - Class I		$9.34		$8.75		$9.74		$12.01		$11.05	$13.18	$8.76
Investments - unaffiliated, at cost		$1,136,914		$833,818		$1,750,323		$3,004,286		$2,367,300	$695,254	$1,058,855
Investments - affiliated, at cost		56,408		10,024		15,237		57,386		52,878	133,546	40,845
Purchased options, at cost		—		—		—		—		—	255	—
Foreign currency cost		—		1,100		331		—		—	174	835
Proceeds from securities sold short		—		—		—		—		—	137,922	—
Proceeds from forward sales commitments		7,763		—		—		—		—	—	—
Premiums from written options		—		—		—		—		—	135	—
Securities on loan included in
Investments - unaffiliated, at value		14,293		2,264		31,296		37,296		108,714	1,059	9,569

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Assets
Investments - unaffiliated, at value	$1,084,635	$646,630	$1,174,797	$2,317,570	$1,834,791	$1,108,115		$497,373
Investments - affiliated, at value	18,702	8,879	38,804	109,161	73,580	9,713		1,962
Forward foreign currency contracts	—	2	—	—	—	—		—
Cash	10,544	1	89	289	—	39		61
Foreign currency	—	359	—	—	—	—		—
Receivable from:
Investment securities sold	21,047	315	321	2,606	1,095	—		335
Fund shares sold	419	120	128	497	281	227		125
Dividends and interest	6,074	872	1,112	632	1,322	720		304
Adviser	—	—	—	—	—	—		73
Administrator	—	—	—	—	—	—		26
Securities Lending Agent	—	—	—	254	241	—		—
Deposits with brokers and counterparties	—	—	—	—	—	—		100
Other assets	3	30	—	1	1	—		—
Total assets	1,141,424	657,208	1,215,251	2,431,010	1,911,311	1,118,814		500,359
Liabilities
Variation margin on futures/futures options contracts	—	—	—	—	—	—		6
Deferred foreign capital gains tax liability	—	1,666	—	—	—	—		—
Payable to affiliates	—	—	3	—	—	—		—
Payable for:
Investment securities purchased	37,387	254	1,123	2,459	—	—		—
Return of securities loaned	—	211	645	24,232	19,405	—		671
Fund shares redeemed	3,926	350	209	1,394	1,241	364		412
Advisory fees	443	424	671	1,199	1,106	519		86
Administrative fees	142	85	160	213	167	148		43
12b-1 fees (Class A)	62	23	26	110	78	1		—
Board of trustee fees	82	42	48	128	103	6		5
Chief compliance officer fees	3	2	3	6	5	3		1
Other expenses	14	36	1	1	—	1		24
Total liabilities	42,059	3,093	2,889	29,742	22,105	1,042		1,248
Net assets	$1,099,365	$654,115	$1,212,362	$2,401,268	$1,889,206	$1,117,772		$499,111
Net assets consist of:
Paid-in capital(a)	$1,124,347	$745,768	$1,078,658	$2,102,468	$1,665,008	$986,079		$326,255
Total distributable earnings (loss)(a)	(24,982)	(91,653)	133,704	298,800	224,198	131,693		172,856
Net assets	$1,099,365	$654,115	$1,212,362	$2,401,268	$1,889,206	$1,117,772		$499,111
Net assets - Class A	$1,083,216	$401,528	$458,580	$1,891,564	$1,345,079	$11,526	$	N/A
Shares outstanding - Class A	81,451	36,302	22,618	44,566	62,468	710		N/A
Net asset value per share - Class A	$13.30	$11.06	$20.27	$42.44	$21.53	$16.23	$	N/A
Net assets - Class I	$16,149	$252,587	$753,782	$509,704	$544,127	$1,106,246		$499,111
Shares outstanding - Class I	1,191	22,590	36,483	11,205	24,790	67,644		18,968
Net asset value per share - Class I	$13.56	$11.18	$20.66	$45.49	$21.95	$16.35		$26.31
Investments - unaffiliated, at cost	$1,109,616	$630,020	$1,041,093	$2,018,770	$1,610,595	$976,421		$324,691
Investments - affiliated, at cost	18,702	8,879	38,804	109,161	73,580	9,713		1,740
Foreign currency cost	—	358	—	—	—	—		—
Securities on loan included in
Investments - unaffiliated, at value	—	31,504	850	88,426	31,484	—		657

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund
Assets
Investments - unaffiliated, at value	$21,725	$387,063	$664,220	$2,294,440	$691,498	$4,816,737	$1,917,572
Investments - affiliated, at value	328	6,626	15,457	309,728	22,147	19,634	19,991
Purchased options, at value	—	—	—	6,160	—	—	—
Forward foreign currency contracts	93	—	—	4,049	—	—	—
Variation margin on futures/futures options contracts	—	—	—	2,059	—	—	—
Variation margin on swap agreements	—	—	—	625	—	—	—
OTC swap agreements	—	—	—	3,252	—	—	—
OTC swap premiums paid	—	—	—	396	—	—	—
Cash	2	9	—	596	40	760	1
Cash collateral segregated for short sales	—	—	—	6,823	—	—	—
Foreign currency	18	—	—	7,008	27	—	—
Receivable from:
Investment securities sold	20	—	436	7,466	—	—	2,413
Fund shares sold	34	466	170	247	626	1,294	579
Dividends and interest	15	530	308	10,843	1,654	181	5,572
Adviser	—	—	—	—	—	135	—
Securities Lending Agent	—	—	—	2,439	—	—	—
Deposits with brokers and counterparties	—	227	—	48,999	—	—	—
Other assets	—	—	—	9	—	2	1
Total assets	22,235	394,921	680,591	2,705,139	715,992	4,838,743	1,946,129
Liabilities
Written options, at value	—	—	—	6,427	—	—	—
Forward foreign currency contracts	81	—	1	13,384	—	—	5
Variation margin on futures/futures options contracts	—	17	—	399	—	—	—
Variation margin on swap agreements	—	—	—	771	—	—	—
OTC swap agreements	—	—	—	4,453	—	—	—
OTC swap premiums received	—	—	—	50	—	—	—
Deferred foreign capital gains tax liability	21	—	42	50	—	—	—
Payable to affiliates	3	—	—	1,196	85	64	—
Payable for:
Investment securities purchased	34	—	29	13,836	—	—	264
Deposits from counterparties	—	—	—	4,468	—	—	—
Return of securities loaned	—	—	—	40,232	71	—	10,658
Fund shares redeemed	1	331	533	1,492	3,137	2,570	3,561
Advisory fees	12	138	318	1,315	340	1,933	857
Administrative fees	3	52	90	341	94	403	251
12b-1 fees (Class A)	1	23	38	150	40	252	38
Board of trustee fees	—	25	22	200	79	235	88
Chief compliance officer fees	—	1	2	7	2	13	5
Other expenses	6	—	13	254	—	3	1
Total liabilities	162	587	1,088	89,025	3,848	5,473	15,728
Net assets	$22,073	$394,334	$679,503	$2,616,114	$712,144	$4,833,270	$1,930,401
Net assets consist of:
Paid-in capital(a)	$19,548	$317,897	$1,083,567	$2,459,788	$762,157	$2,615,132	$1,691,535
Total distributable earnings (loss)(a)	2,525	76,437	(404,064)	156,326	(50,013)	2,218,138	238,866
Net assets	$22,073	$394,334	$679,503	$2,616,114	$712,144	$4,833,270	$1,930,401
Net assets - Class A	$21,518	$387,043	$661,551	$2,595,734	$702,739	$4,282,248	$657,123
Shares outstanding - Class A	1,878	22,754	50,865	144,507	56,707	46,711	36,116
Net asset value per share - Class A	$11.46	$17.01	$13.01	$17.96	$12.39	$91.67	$18.19
Net assets - Class I	$555	$7,291	$17,952	$20,380	$9,405	$551,022	$1,273,278
Shares outstanding - Class I	48	422	1,359	1,105	739	5,656	67,595
Net asset value per share - Class I	$11.55	$17.29	$13.21	$18.45	$12.72	$97.42	$18.84
Investments - unaffiliated, at cost	$19,191	$310,481	$704,800	$2,140,888	$741,478	$2,598,599	$1,872,559
Investments - affiliated, at cost	328	6,626	15,457	312,149	22,147	19,634	19,991
Purchased options, at cost	—	—	—	12,810	—	—	—
Foreign currency cost	18	—	—	7,019	27	—	—
Premiums from written options	—	—	—	5,789	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	1,545	1,528	56,943	69	—	22,867

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/ClearBridge Large Cap Growth Fund	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets
Investments - unaffiliated, at value	$1,612,447	$95,949	$322,874	$1,343,028	$660,094	$2,691,932	$328,482
Investments - affiliated, at value	8,912	978	5,297	3,247	4,254	86,052	9,449
Variation margin on futures/futures options contracts	—	—	—	—	—	475	—
Cash	32	171	53	173	86	1,241	391
Foreign currency	—	—	1,637	—	—	131	—
Receivable from:
Investment securities sold	—	—	—	910	124	2,978	—
Fund shares sold	279	13	333	436	504	990	42
Dividends and interest	280	327	729	825	439	19,031	4,530
Administrator	—	—	1	2	1	—	—
Deposits with brokers and counterparties	—	—	46	—	—	9,321	—
Other assets	1	—	—	1	—	2	—
Total assets	1,621,951	97,438	330,970	1,348,622	665,502	2,812,153	342,894
Liabilities
Forward foreign currency contracts	—	—	—	—	—	45	—
Variation margin on futures/futures options contracts	—	—	4	—	—	341	—
Payable for:
Investment securities purchased	—	170	1,633	—	1,207	4,214	—
Return of securities loaned	—	—	3,131	577	2,224	10,105	4,114
Fund shares redeemed	3,303	121	523	885	173	2,217	287
Advisory fees	681	49	126	464	308	889	181
Administrative fees	213	13	42	118	87	240	44
12b-1 fees (Class A)	53	5	17	76	36	98	7
Board of trustee fees	36	6	4	62	11	327	54
Chief compliance officer fees	4	—	1	3	2	7	1
Other expenses	2	—	—	1	—	2	—
Total liabilities	4,292	364	5,481	2,186	4,048	18,485	4,688
Net assets	$1,617,659	$97,074	$325,489	$1,346,436	$661,454	$2,793,668	$338,206
Net assets consist of:
Paid-in capital(a)	$926,644	$121,143	$308,180	$754,252	$604,201	$2,949,502	$367,907
Total distributable earnings (loss)(a)	691,015	(24,069)	17,309	592,184	57,253	(155,834)	(29,701)
Net assets	$1,617,659	$97,074	$325,489	$1,346,436	$661,454	$2,793,668	$338,206
Net assets - Class A	$891,299	$93,425	$303,611	$1,305,601	$631,477	$1,702,459	$128,070
Shares outstanding - Class A	31,767	9,833	26,615	44,792	48,139	131,386	10,487
Net asset value per share - Class A	$28.06	$9.50	$11.41	$29.15	$13.12	$12.96	$12.21
Net assets - Class I	$726,360	$3,649	$21,878	$40,835	$29,977	$1,091,209	$210,136
Shares outstanding - Class I	25,346	380	1,904	1,293	2,244	76,755	17,200
Net asset value per share - Class I	$28.66	$9.60	$11.49	$31.58	$13.36	$14.22	$12.22
Investments - unaffiliated, at cost	$921,432	$101,773	$301,198	$750,843	$602,840	$2,849,076	$358,183
Investments - affiliated, at cost	8,912	978	5,297	3,247	4,254	86,052	9,449
Foreign currency cost	—	—	1,657	—	—	132	—
Securities on loan included in
Investments - unaffiliated, at value	—	—	17,736	3,266	10,925	9,894	3,960

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund
Assets
Investments - unaffiliated, at value	$1,564,494	$1,926,595	$1,865,836	$1,592,407	$492,235	$1,403,583	$5,039,882
Investments - affiliated, at value	82,336	9,530	—	27,483	6,419	33,400	26,941
Repurchase agreements, at value	—	—	775,000	—	—	—	—
Purchased options, at value	—	—	—	1,196	—	—	—
Variation margin on futures/futures options contracts	—	375	—	—	—	—	—
Variation margin on swap agreements	—	—	—	19	—	—	—
OTC swap agreements	33,994	—	—	41	—	—	—
OTC swap premiums paid	—	—	—	647	—	—	—
Cash	891	1,976	1,411	1,049	89	89	914
Foreign currency	—	—	—	9	548	—	—
Receivable from:
Investment securities sold	20,398	—	—	105,752	—	—	—
Fund shares sold	981	426	19,744	268	98	326	1,762
Dividends and interest	14,233	10,330	1,713	14,407	1,627	14,279	8,361
Adviser	54	—	—	—	—	—	—
Securities Lending Agent	—	—	—	—	—	400	79
Deposits with brokers and counterparties	21,207	10,698	—	999	—	—	1,125
Other assets	1	1	—	—	—	1	2
Total assets	1,738,589	1,959,931	2,663,704	1,744,277	501,016	1,452,078	5,079,066
Liabilities
Forward sales commitments, at value	—	—	—	20,050	—	—	—
Variation margin on futures/futures options contracts	—	676	—	67	—	—	77
Variation margin on swap agreements	—	—	—	3	—	—	—
OTC swap agreements	13,744	—	—	289	—	—	—
OTC swap premiums received	—	—	—	101	—	—	—
Payable to affiliates	—	—	—	—	115	104	—
Payable for:
Investment securities purchased	2,509	—	29,437	199,847	—	—	—
Deposits from counterparties	21,207	—	—	1,005	—	—	—
Return of securities loaned	—	—	—	10,156	—	15,170	7,826
Fund shares redeemed	933	1,472	9,865	925	233	675	3,335
Advisory fees	839	715	349	488	303	648	1,113
Administrative fees	225	168	224	130	65	124	629
12b-1 fees (Class A)	90	41	146	45	28	82	292
Dividends	—	—	9,154	—	—	—	—
Board of trustee fees	67	112	153	99	53	152	377
Chief compliance officer fees	4	5	7	4	1	4	13
Other expenses	1	—	1	2	—	1	3
Total liabilities	39,619	3,189	49,336	233,211	798	16,960	13,665
Net assets	$1,698,970	$1,956,742	$2,614,368	$1,511,066	$500,218	$1,435,118	$5,065,401
Net assets consist of:
Paid-in capital(a)	$1,726,098	$2,175,218	$2,614,224	$1,622,935	$510,754	$1,407,849	$4,507,914
Total distributable earnings (loss)(a)	(27,128)	(218,476)	144	(111,869)	(10,536)	27,269	557,487
Net assets	$1,698,970	$1,956,742	$2,614,368	$1,511,066	$500,218	$1,435,118	$5,065,401
Net assets - Class A	$1,559,920	$717,406	$2,543,995	$788,701	$495,545	$1,427,879	$5,029,526
Shares outstanding - Class A	59,853	66,424	2,543,848	64,892	27,264	88,277	122,222
Net asset value per share - Class A	$26.06	$10.80	$1.00	$12.15	$18.18	$16.17	$41.15
Net assets - Class I	$139,050	$1,239,336	$70,373	$722,365	$4,673	$7,239	$35,875
Shares outstanding - Class I	5,230	112,820	70,377	57,485	251	460	853
Net asset value per share - Class I	$26.59	$10.99	$1.00	$12.57	$18.59	$15.74	$42.06
Investments - unaffiliated, at cost	$1,611,871	$2,141,666	$1,865,836	$1,703,930	$502,756	$1,376,271	$4,481,752
Investments - affiliated, at cost	82,336	9,530	—	27,483	6,419	33,400	26,941
Repurchase agreements, at cost	—	—	775,000	—	—	—	—
Purchased options, at cost	—	—	—	1,605	—	—	—
Foreign currency cost	—	—	—	9	555	—	—
Proceeds from forward sales commitments	—	—	—	20,305	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	—	—	10,082	85	14,859	7,710

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Assets
Investments - unaffiliated, at value	$862,815	$439,292	$787,134	$1,420,601	$1,737,376	$843,146	$894,601
Investments - affiliated, at value	29,968	13,476	25,980	13,149	58,408	71,199	13,558
Purchased options, at value	—	—	—	—	—	—	10,597
Forward foreign currency contracts	—	1	—	—	—	1,463	—
Variation margin on futures/futures options contracts	—	—	—	—	—	488	—
Cash	331	39	275	95	129	531	267
Foreign currency	55	—	18	94	22	1,831	—
Receivable from:
Investment securities sold	260	463	—	—	—	8,360	23,338
Fund shares sold	417	88	139	170	148	83	146
Dividends and interest	4,278	2,133	2,176	2,812	472	7,866	808
Deposits with brokers and counterparties	—	—	—	—	—	3,577	1,006
Other assets	74	—	—	1	—	11	—
Total assets	898,198	455,492	815,722	1,436,922	1,796,555	938,555	944,321
Liabilities
Written options, at value	—	—	—	—	—	—	10,498
Forward foreign currency contracts	—	—	—	—	—	1,955	—
Variation margin on futures/futures options contracts	—	—	—	—	—	757	60
Deferred foreign capital gains tax liability	14,107	—	—	7,499	—	168	—
Payable to affiliates	171	—	156	835	—	376	—
Payable for:
Investment securities purchased	619	—	—	—	—	6,887	23,692
Deposits from counterparties	—	—	—	—	—	—	203
Return of securities loaned	—	—	—	10,715	1,902	12,418	—
Fund shares redeemed	545	237	353	570	1,112	423	836
Advisory fees	657	258	372	618	997	479	391
Administrative fees	113	59	106	185	159	120	117
12b-1 fees (Class A)	26	22	22	82	103	53	51
Board of trustee fees	22	56	28	147	93	134	19
Chief compliance officer fees	2	1	2	4	5	2	2
Other expenses	13	—	—	6	—	15	—
Total liabilities	16,275	633	1,039	20,661	4,371	23,787	35,869
Net assets	$881,923	$454,859	$814,683	$1,416,261	$1,792,184	$914,768	$908,452
Net assets consist of:
Paid-in capital(a)	$844,230	$463,725	$684,193	$782,444	$1,403,437	$953,944	$669,254
Total distributable earnings (loss)(a)	37,693	(8,866)	130,490	633,817	388,747	(39,176)	239,198
Net assets	$881,923	$454,859	$814,683	$1,416,261	$1,792,184	$914,768	$908,452
Net assets - Class A	$447,465	$381,655	$374,044	$1,396,935	$1,766,933	$911,729	$872,711
Shares outstanding - Class A	30,170	29,848	22,724	47,613	46,367	61,200	52,082
Net asset value per share - Class A	$14.83	$12.79	$16.46	$29.34	$38.11	$14.90	$16.76
Net assets - Class I	$434,458	$73,204	$440,639	$19,326	$25,251	$3,039	$35,741
Shares outstanding - Class I	28,668	5,717	26,198	637	625	200	2,102
Net asset value per share - Class I	$15.15	$12.81	$16.82	$30.36	$40.41	$15.20	$17.00
Investments - unaffiliated, at cost	$811,680	$432,470	$656,620	$779,564	$1,348,629	$873,453	$654,758
Investments - affiliated, at cost	29,968	13,476	25,980	13,149	58,408	71,903	13,558
Purchased options, at cost	—	—	—	—	—	—	10,911
Foreign currency cost	55	—	19	95	22	1,792	—
Premiums from written options	—	—	—	—	—	—	10,588
Securities on loan included in
Investments - unaffiliated, at value	2,191	—	—	13,697	17,847	13,580	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund
Assets
Investments - unaffiliated, at value	$3,273,807	$39,436	$1,254,041	$1,639,548	$463,836	$742,889	$658,007
Investments - affiliated, at value	34,725	677	26,006	6,731	4,281	7,561	5,951
Purchased options, at value	—	738	—	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	—	51
Cash	574	17	6	459	—	12	5,996
Foreign currency	—	—	—	36	1	—	—
Receivable from:
Investment securities sold	—	764	—	—	—	2,871	—
Fund shares sold	482	39	151	175	81	126	599
Dividends and interest	422	13	5,960	1,481	720	2,209	6,732
Deposits with brokers and counterparties	—	107	—	—	—	—	1,041
Other assets	1	—	—	—	—	—	—
Total assets	3,310,011	41,791	1,286,164	1,648,430	468,919	755,668	678,377
Liabilities
Written options, at value	—	763	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—	5	—
Variation margin on futures/futures options contracts	—	8	—	—	—	—	15
Payable for:
Investment securities purchased	—	738	—	—	—	9,113	3,205
Return of securities loaned	—	—	—	—	—	—	2,916
Fund shares redeemed	2,354	1	756	1,096	130	506	371
Advisory fees	1,426	16	316	692	245	363	200
Administrative fees	290	5	110	145	61	99	86
12b-1 fees (Class A)	182	1	51	56	7	26	25
Board of trustee fees	131	—	120	97	11	70	12
Chief compliance officer fees	9	—	3	4	1	2	2
Other expenses	2	3	2	—	—	—	—
Total liabilities	4,394	1,535	1,358	2,090	455	10,184	6,832
Net assets	$3,305,617	$40,256	$1,284,806	$1,646,340	$468,464	$745,484	$671,545
Net assets consist of:
Paid-in capital(a)	$2,709,439	$39,925	$1,435,619	$1,272,103	$434,024	$469,320	$691,564
Total distributable earnings (loss)(a)	596,178	331	(150,813)	374,237	34,440	276,164	(20,019)
Net assets	$3,305,617	$40,256	$1,284,806	$1,646,340	$468,464	$745,484	$671,545
Net assets - Class A	$3,107,074	$15,170	$896,891	$971,572	$124,173	$444,819	$439,621
Shares outstanding - Class A	44,598	1,473	68,112	52,598	8,245	23,800	44,158
Net asset value per share - Class A	$69.67	$10.30	$13.17	$18.47	$15.06	$18.69	$9.96
Net assets - Class I	$198,543	$25,086	$387,915	$674,768	$344,291	$300,665	$231,924
Shares outstanding - Class I	2,718	2,434	27,505	35,517	22,756	15,848	23,151
Net asset value per share - Class I	$73.05	$10.31	$14.10	$19.00	$15.13	$18.97	$10.02
Investments - unaffiliated, at cost	$2,677,629	$39,090	$1,404,855	$1,265,310	$483,048	$497,774	$657,101
Investments - affiliated, at cost	34,725	677	26,006	6,731	4,281	7,561	5,951
Purchased options, at cost	—	738	—	—	—	—	—
Foreign currency cost	—	—	—	37	1	—	—
Premiums from written options	—	763	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	499	—	—	—	—	18,736	2,454

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Assets
Investments - unaffiliated, at value	$869,272	$1,556,912	$383,166	$1,297,074	$1,667,791	$1,515,623	$2,904,263
Investments - affiliated, at value	3,887	6,670	41	3,560	10,652	20,647	18,306
Variation margin on futures/futures options contracts	10	12	11	2	142	11	19
Cash	3	51	—	65	50	66	242
Receivable from:
Investment securities sold	—	—	3,031	—	—	—	—
Fund shares sold	128	772	276	164	567	160	760
Dividends and interest	213	453	911	463	674	1,186	2,126
Administrator	—	1	—	1	1	1	1
Securities Lending Agent	407	1,736	—	—	—	8	—
Deposits with brokers and counterparties	372	357	205	275	879	474	965
Other assets	—	—	—	—	1	1	1
Total assets	874,292	1,566,964	387,641	1,301,604	1,680,757	1,538,177	2,926,683
Liabilities
Variation margin on futures/futures options contracts	25	41	—	6	—	1	11
Payable for:
Investment securities purchased	—	—	—	—	—	368	—
Return of securities loaned	1,375	4,970	—	—	355	1,449	1,419
Fund shares redeemed	1,459	922	565	604	1,625	1,189	1,626
Advisory fees	135	243	66	204	260	240	443
Administrative fees	110	205	51	171	220	202	382
12b-1 fees (Class A)	50	91	22	74	94	88	167
Board of trustee fees	13	64	7	63	106	65	170
Chief compliance officer fees	2	4	1	3	4	4	8
Other expenses	11	20	4	63	25	21	41
Total liabilities	3,180	6,560	716	1,188	2,689	3,627	4,267
Net assets	$871,112	$1,560,404	$386,925	$1,300,416	$1,678,068	$1,534,550	$2,922,416
Net assets consist of:
Paid-in capital(a)	$630,160	$1,028,779	$362,587	$761,622	$1,511,148	$1,092,973	$1,807,106
Total distributable earnings (loss)(a)	240,952	531,625	24,338	538,794	166,920	441,577	1,115,310
Net assets	$871,112	$1,560,404	$386,925	$1,300,416	$1,678,068	$1,534,550	$2,922,416
Net assets - Class A	$857,012	$1,542,796	$378,664	$1,275,080	$1,652,675	$1,508,985	$2,887,872
Shares outstanding - Class A	32,826	30,405	21,680	24,155	43,643	60,597	65,718
Net asset value per share - Class A	$26.11	$50.74	$17.47	$52.79	$37.87	$24.90	$43.94
Net assets - Class I	$14,100	$17,608	$8,261	$25,336	$25,393	$25,565	$34,544
Shares outstanding - Class I	569	333	462	468	645	1,002	766
Net asset value per share - Class I	$24.80	$52.84	$17.90	$54.16	$39.34	$25.51	$45.12
Investments - unaffiliated, at cost	$628,190	$1,025,198	$358,694	$758,132	$1,501,047	$1,078,250	$1,788,970
Investments - affiliated, at cost	3,887	6,670	41	3,560	10,652	16,377	18,306
Securities on loan included in
Investments - unaffiliated, at value	2,725	11,573	2,962	—	2,932	3,260	11,710

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund
Assets
Investments - unaffiliated, at value	$281,748	$7,110,406	$138,576	$8,299,778	$201,647	$15,955,974	$5,117,202
Investments - affiliated, at value	5,246	27,704	1,665	61,868	2,075	164,164	24,890
Variation margin on futures/futures options contracts	—	99	3	77	11	64	36
Cash	15	1,312	—	1,470	234	1,922	741
Receivable from:
Fund shares sold	118	29,842	50	1,950	172	9,244	125
Dividends and interest	299	1,061	99	3,021	846	9,752	3,363
Administrator	1	5	—	7	1	—	—
Securities Lending Agent	—	—	—	—	—	—	245
Deposits with brokers and counterparties	139	3,089	69	3,719	127	7,802	1,229
Other assets	—	2	—	3	—	5	2
Total assets	287,566	7,173,520	140,462	8,371,893	205,113	16,148,927	5,147,833
Liabilities
Variation margin on futures/futures options contracts	4	409	—	611	—	585	78
Payable for:
Investment securities purchased	2,458	—	669	—	—	—	—
Return of securities loaned	623	13	408	7,147	1,331	723,987	7,466
Fund shares redeemed	45	4,488	92	5,207	117	16,514	3,568
Advisory fees	50	1,007	26	1,166	36	1,337	693
Administrative fees	38	856	19	993	27	1,229	635
12b-1 fees (Class A)	16	414	8	484	11	901	296
Board of trustee fees	4	159	3	170	6	484	638
Chief compliance officer fees	1	19	—	22	1	40	13
Other expenses	4	95	2	1,385	3	791	70
Total liabilities	3,243	7,460	1,227	17,185	1,532	745,868	13,457
Net assets	$284,323	$7,166,060	$139,235	$8,354,708	$203,581	$15,403,059	$5,134,376
Net assets consist of:
Paid-in capital(a)	$241,488	$3,720,313	$135,743	$4,930,154	$220,382	$6,418,922	$3,739,568
Total distributable earnings (loss)(a)	42,835	3,445,747	3,492	3,424,554	(16,801)	8,984,137	1,394,808
Net assets	$284,323	$7,166,060	$139,235	$8,354,708	$203,581	$15,403,059	$5,134,376
Net assets - Class A	$275,792	$7,041,180	$135,311	$8,200,926	$192,026	$15,393,471	$5,061,129
Shares outstanding - Class A	13,334	113,039	8,459	108,219	13,780	331,331	205,912
Net asset value per share - Class A	$20.68	$62.29	$16.00	$75.78	$13.94	$46.46	$24.58
Net assets - Class I	$8,531	$124,880	$3,924	$153,782	$11,555	$9,588	$73,247
Shares outstanding - Class I	402	1,922	239	3,025	812	198	2,913
Net asset value per share - Class I	$21.20	$64.96	$16.39	$50.83	$14.24	$48.46	$25.15
Investments - unaffiliated, at cost	$238,881	$3,663,697	$135,053	$4,872,373	$218,398	$6,975,333	$3,723,776
Investments - affiliated, at cost	5,246	27,704	1,665	61,868	2,075	156,175	22,830
Securities on loan included in
Investments - unaffiliated, at value	738	58,753	399	18,632	3,266	706,293	18,698

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund
Assets
Investments - unaffiliated, at value	$558,516	$447,982	$2,004,019	$16,453	$126,071	$468,499	$1,299,526
Investments - affiliated, at value	1,557	3,656	26,606	64	510	2,537	5,062
Variation margin on futures/futures options contracts	—	1	—	—	1	—	—
Cash	205	53	867	—	27	58	131
Foreign currency	—	114	—	1	—	—	—
Receivable from:
Investment securities sold	—	—	—	94	—	—	—
Fund shares sold	4,867	49	543	2	21	334	2,049
Dividends and interest	518	643	2,734	36	78	405	2,082
Administrator	1	1	—	—	—	1	—
Deposits with brokers and counterparties	208	215	—	—	65	115	389
Total assets	565,872	452,714	2,034,769	16,650	126,773	471,949	1,309,239
Liabilities
Cash overdraft	—	—	—	34	—	—	—
Forward foreign currency contracts	—	15	—	—	—	—	—
Variation margin on futures/futures options contracts	5	9	—	—	—	6	27
Payable to affiliates	—	99	77	—	—	—	—
Payable for:
Investment securities purchased	—	—	—	—	37	231	—
Return of securities loaned	—	872	—	64	—	270	—
Fund shares redeemed	378	175	1,649	4	18	48	340
Advisory fees	93	75	974	3	22	104	221
Administrative fees	75	59	178	2	17	62	171
12b-1 fees (Class A)	32	26	108	1	—	26	44
Board of trustee fees	11	44	138	—	—	5	27
Chief compliance officer fees	1	1	5	—	—	1	3
Other expenses	7	5	1	5	75	6	369
Total liabilities	602	1,380	3,130	113	169	759	1,202
Net assets	$565,270	$451,334	$2,031,639	$16,537	$126,604	$471,190	$1,308,037
Net assets consist of:
Paid-in capital(a)	$528,442	$249,907	$1,624,023	$15,703	$122,724	$401,043	$1,066,166
Total distributable earnings (loss)(a)	36,828	201,427	407,616	834	3,880	70,147	241,871
Net assets	$565,270	$451,334	$2,031,639	$16,537	$126,604	$471,190	$1,308,037
Net assets - Class A	$551,911	$439,625	$1,877,044	$9,694	$1,785	$454,087	$766,853
Shares outstanding - Class A	25,291	9,968	90,250	716	166	17,243	60,386
Net asset value per share - Class A	$21.82	$44.10	$20.80	$13.54	$10.76	$26.34	$12.70
Net assets - Class I	$13,359	$11,709	$154,595	$6,843	$124,819	$17,103	$541,184
Shares outstanding - Class I	598	261	7,250	500	11,580	635	41,935
Net asset value per share - Class I	$22.34	$44.81	$21.32	$13.69	$10.78	$26.94	$12.91
Investments - unaffiliated, at cost	$521,669	$246,576	$1,596,402	$14,360	$122,157	$398,715	$1,262,028
Investments - affiliated, at cost	1,557	3,537	26,606	64	510	2,148	5,062
Foreign currency cost	—	115	—	1	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	3,141	4,339	142	—	501	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Assets
Investments - unaffiliated, at value	$29,813	$46,750	$697,357	$2,645,807	$2,367,125	$1,043,672	$1,370,123
Investments - affiliated, at value	5,510	2,901	17,256	79,833	3,823	6,628	5,203
Purchased options, at value	—	—	—	—	—	79	—
Forward foreign currency contracts	—	—	5,158	—	9,283	1,631	3,809
Variation margin on futures/futures options contracts	607	427	108	—	879	70	721
Variation margin on swap agreements	—	—	6	—	1,454	291	684
OTC swap agreements	—	—	—	—	2,417	11	—
OTC swap premiums paid	—	—	—	—	108	—	—
Cash	1	—	61	101	1,096	2,744	389
Foreign currency	—	—	3,766	—	5,721	1,773	4,338
Receivable from:
Investment securities sold	—	—	22,085	—	940,131	163,645	209,973
Fund shares sold	6	1	71	2,846	633	96	192
Treasury roll transactions	—	—	—	—	—	—	557,245
Dividends and interest	213	313	5,832	4,796	11,375	11,428	5,518
Securities Lending Agent	—	—	—	—	67	—	—
Deposits with brokers and counterparties	2,571	2,540	1,828	—	30,552	9,515	8,760
Other assets	—	—	—	1	—	—	—
Total assets	38,721	52,932	753,528	2,733,384	3,374,664	1,241,583	2,166,955
Liabilities
Payable for reverse repurchase agreements	—	—	—	—	13,466	—	22,528
Written options, at value	—	—	—	—	1,356	120	1,264
Forward foreign currency contracts	—	—	854	—	4,624	331	1,514
Variation margin on futures/futures options contracts	396	19	140	—	524	333	422
Variation margin on swap agreements	—	—	2	—	1,046	88	495
OTC swap agreements	—	—	—	—	83	—	2,561
OTC swap premiums received	—	—	—	—	2,502	9	—
Payable for:
Investment securities purchased	—	—	39,663	2,712	1,763,190	299,821	369,613
Treasury roll transactions	—	—	—	—	66,778	65,928	682,898
Deposits from counterparties	—	—	—	—	4,590	930	2,120
Return of securities loaned	—	—	6,851	10,463	460	3,752	—
Interest expense and brokerage charges	—	—	—	—	15	—	26
Fund shares redeemed	195	3	417	735	984	838	925
Advisory fees	15	35	292	960	623	262	361
Administrative fees	5	7	90	353	194	75	93
12b-1 fees (Class A)	2	3	36	124	60	27	53
Board of trustee fees	5	—	39	28	75	35	160
Chief compliance officer fees	—	—	2	7	4	2	3
Other expenses	—	—	—	1	251	28	163
Total liabilities	618	67	48,386	15,383	1,860,825	372,579	1,085,199
Net assets	$38,103	$52,865	$705,142	$2,718,001	$1,513,839	$869,004	$1,081,756
Net assets consist of:
Paid-in capital(a)	$38,336	$55,301	$717,713	$2,463,617	$1,580,470	$928,643	$1,104,883
Total distributable earnings (loss)(a)	(233)	(2,436)	(12,571)	254,384	(66,631)	(59,639)	(23,127)
Net assets	$38,103	$52,865	$705,142	$2,718,001	$1,513,839	$869,004	$1,081,756
Net assets - Class A	$38,102	$52,864	$630,923	$2,160,071	$1,040,912	$478,081	$921,609
Shares outstanding - Class A	2,270	4,033	49,310	64,439	88,646	38,844	80,054
Net asset value per share - Class A	$16.78	$13.11	$12.79	$33.52	$11.74	$12.31	$11.51
Net assets - Class I	$1	$1	$74,219	$557,930	$472,927	$390,923	$160,147
Shares outstanding - Class I	—	—	5,667	16,305	39,436	31,214	13,517
Net asset value per share - Class I	$17.06	$13.22	$13.10	$34.22	$11.99	$12.52	$11.85
Investments - unaffiliated, at cost	$29,777	$46,179	$714,956	$2,391,421	$2,479,616	$1,104,191	$1,401,432
Investments - affiliated, at cost	5,510	2,901	17,256	79,833	3,823	6,628	5,203
Purchased options, at cost	—	—	—	—	—	61	—
Foreign currency cost	—	—	3,798	—	5,767	1,823	4,387
Premiums from written options	—	—	—	—	931	115	1,643
Securities on loan included in
Investments - unaffiliated, at value	—	—	6,757	10,285	448	3,674	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund
Assets
Investments - unaffiliated, at value	$1,362,285	$291,188	$1,487,707	$404,293	$2,123,662	$520,819	$525,917
Investments - affiliated, at value	128,141	3,214	31,223	4,813	17,861	9,880	11,804
Variation margin on futures/futures options contracts	—	2	126	4	15	2	—
Cash	836	2	556	93	394	983	206
Foreign currency	—	—	—	—	—	90	—
Receivable from:
Investment securities sold	—	—	—	—	—	204	—
Fund shares sold	1,342	25	327	231	119	78	823
Dividends and interest	22,144	3,543	12,375	591	2,030	2,183	284
Deposits with brokers and counterparties	—	182	4,299	174	826	—	—
Other assets	—	—	1	—	1	—	—
Total assets	1,514,748	298,156	1,536,614	410,199	2,144,908	534,239	539,034
Liabilities
Variation margin on futures/futures options contracts	—	11	310	—	45	7	—
Deferred foreign capital gains tax liability	—	—	—	—	—	25	—
Payable to affiliates	—	—	—	—	—	159	—
Payable for:
Investment securities purchased	3,997	—	22,189	1,394	—	3,205	—
Return of securities loaned	79,197	2,289	7,650	480	4	2,894	10,171
Fund shares redeemed	1,001	130	1,231	87	1,914	245	269
Advisory fees	414	95	496	65	326	231	248
Administrative fees	122	38	130	54	282	68	68
12b-1 fees (Class A)	69	—	33	23	123	30	4
Board of trustee fees	155	—	73	36	409	29	—
Chief compliance officer fees	4	1	4	1	6	1	1
Other expenses	1	1	—	37	225	5	—
Total liabilities	84,960	2,565	32,116	2,177	3,334	6,899	10,761
Net assets	$1,429,788	$295,591	$1,504,498	$408,022	$2,141,574	$527,340	$528,273
Net assets consist of:
Paid-in capital(a)	$1,431,831	$296,051	$1,576,576	$346,639	$1,770,023	$462,936	$533,151
Total distributable earnings (loss)(a)	(2,043)	(460)	(72,078)	61,383	371,551	64,404	(4,878)
Net assets	$1,429,788	$295,591	$1,504,498	$408,022	$2,141,574	$527,340	$528,273
Net assets - Class A	$1,202,046	$995	$579,058	$401,718	$2,115,129	$520,453	$72,368
Shares outstanding - Class A	72,356	96	44,937	41,372	87,208	28,091	7,306
Net asset value per share - Class A	$16.61	$10.41	$12.89	$9.71	$24.25	$18.53	$9.91
Net assets - Class I	$227,742	$294,596	$925,440	$6,304	$26,445	$6,887	$455,905
Shares outstanding - Class I	11,489	28,210	70,714	655	1,072	364	45,980
Net asset value per share - Class I	$19.82	$10.44	$13.09	$9.63	$24.68	$18.92	$9.92
Investments - unaffiliated, at cost	$1,364,330	$291,570	$1,558,213	$343,596	$1,754,973	$456,357	$530,794
Investments - affiliated, at cost	128,141	3,214	31,223	4,112	14,677	9,880	11,804
Foreign currency cost	—	—	—	—	—	91	—
Securities on loan included in
Investments - unaffiliated, at value	84,792	3,030	7,480	5,433	4,632	4,204	9,964

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund
Assets
Investments - unaffiliated, at value	$13,596,275	$10,177,384	$5,017,222	$1,093,673	$443,791	$4,450,849	$5,543
Investments - affiliated, at value	787,015	42,679	126,033	15,533	37,861	22,167	157
Variation margin on futures/futures options contracts	—	—	—	141	—	—	—
Cash	15,630	400	455	4,001	512	1,118	—
Foreign currency	3,580	—	—	—	—	4	—
Receivable from:
Investment securities sold	45,021	556	—	38	1,608	—	198
Fund shares sold	3,738	1,126	1,740	660	142	810	—
Dividends and interest	47,892	783	1,043	8,569	8,335	4,079	—
Other assets	5	3	2	—	—	1	—
Total assets	14,499,156	10,222,931	5,146,495	1,122,615	492,249	4,479,028	5,898
Liabilities
Written options, at value	22,293	—	—	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	36	—	—	—
Payable to affiliates	—	101	—	—	—	184	—
Payable for:
Investment securities purchased	113,452	—	—	3,155	3,779	—	263
Return of securities loaned	17,825	—	1,715	746	19,673	—	—
Fund shares redeemed	6,762	7,455	2,425	1,500	1,905	1,850	—
Advisory fees	6,363	3,865	2,607	295	188	1,829	4
Administrative fees	1,658	831	433	95	60	378	1
12b-1 fees (Class A)	798	528	287	62	11	176	—
Board of trustee fees	259	504	307	121	33	267	—
Chief compliance officer fees	37	27	13	3	1	11	—
Other expenses	10	6	4	—	—	3	—
Total liabilities	169,457	13,317	7,791	6,013	25,650	4,698	268
Net assets	$14,329,699	$10,209,614	$5,138,704	$1,116,602	$466,599	$4,474,330	$5,630
Net assets consist of:
Paid-in capital(a)	$13,047,576	$5,568,951	$3,967,937	$1,127,084	$459,788	$3,952,315	$7,245
Total distributable earnings (loss)(a)	1,282,123	4,640,663	1,170,767	(10,482)	6,811	522,015	(1,615)
Net assets	$14,329,699	$10,209,614	$5,138,704	$1,116,602	$466,599	$4,474,330	$5,630
Net assets - Class A	$13,779,730	$8,953,590	$4,922,240	$1,077,914	$194,362	$3,045,873	$5,629
Shares outstanding - Class A	493,376	97,336	61,633	97,804	15,553	108,125	665
Net asset value per share - Class A	$27.93	$91.99	$79.86	$11.02	$12.50	$28.17	$8.47
Net assets - Class I	$549,969	$1,256,024	$216,464	$38,688	$272,237	$1,428,457	$1
Shares outstanding - Class I	19,297	12,962	2,537	3,413	21,582	47,557	—
Net asset value per share - Class I	$28.50	$96.90	$85.34	$11.34	$12.61	$30.04	$8.53
Investments - unaffiliated, at cost	$12,319,354	$5,536,722	$3,846,454	$1,105,230	$436,980	$3,928,805	$5,247
Investments - affiliated, at cost	787,103	42,679	126,033	15,533	37,861	22,167	157
Foreign currency cost	3,748	—	—	—	—	4	—
Premiums from written options	27,764	—	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	17,520	—	7,184	730	19,295	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Assets
Investments - unaffiliated, at value	$1,731,326	$38,068	$334,686	$968,534	$9,132,571	$1,026,730	$588,583
Investments - affiliated, at value	32,385	4,653	14,900	11,422	150,938	6,020	14,585
Purchased options, at value	—	100	—	—	—	—	—
Forward foreign currency contracts	—	128	4,229	—	—	—	7
Variation margin on futures/futures options contracts	—	—	135	—	18	—	—
OTC swap agreements	—	1,816	—	—	—	—	—
Cash	—	205	59	99	1,498	403	210
Cash collateral segregated for short sales	—	734	—	—	—	—	—
Foreign currency	—	25	3,925	77	—	—	769
Receivable from:
Investment securities sold	—	57	—	—	85,046	1,148	634
Fund shares sold	401	6	78	276	1,246	212	98
Dividends and interest	2,052	264	4,351	2,128	30,471	1,740	1,804
Adviser	31	—	—	—	—	—	—
Deposits with brokers and counterparties	—	7,550	1,001	—	1,000	—	—
Other assets	1	—	—	—	3	—	—
Total assets	1,766,196	53,606	363,364	982,536	9,402,791	1,036,253	606,690
Liabilities
Securities sold short, at value	—	771	—	—	—	—	—
Forward sales commitments, at value	—	—	—	—	63,434	—	—
Written options, at value	—	136	—	—	—	—	—
Forward foreign currency contracts	—	3	951	—	—	—	—
Variation margin on futures/futures options contracts	—	—	55	—	7	—	—
OTC swap agreements	—	2,059	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	3	482	—	—	—
Payable to affiliates	—	—	—	—	1	72	78
Payable for:
Investment securities purchased	—	536	1,859	1,050	157,432	949	2,082
Deposits from counterparties	—	—	100	—	280	—	—
Return of securities loaned	—	—	4,110	4,177	4,290	—	5,890
Fund shares redeemed	268	54	259	387	2,765	812	228
Advisory fees	1,036	44	152	437	2,507	388	299
Administrative fees	234	4	46	128	739	134	78
12b-1 fees (Class A)	43	3	20	30	528	40	34
Board of trustee fees	64	10	89	85	427	18	98
Chief compliance officer fees	5	—	1	2	24	3	1
Other expenses	1	14	—	24	6	1	—
Total liabilities	1,651	3,634	7,645	6,802	232,440	2,417	8,788
Net assets	$1,764,545	$49,972	$355,719	$975,734	$9,170,351	$1,033,836	$597,902
Net assets consist of:
Paid-in capital(a)	$1,349,169	$50,496	$595,241	$962,096	$7,558,117	$939,858	$542,794
Total distributable earnings (loss)(a)	415,376	(524)	(239,522)	13,638	1,612,234	93,978	55,108
Net assets	$1,764,545	$49,972	$355,719	$975,734	$9,170,351	$1,033,836	$597,902
Net assets - Class A	$732,771	$48,331	$351,032	$514,060	$9,086,876	$693,121	$593,211
Shares outstanding - Class A	50,824	3,683	46,126	47,193	238,755	36,102	58,508
Net asset value per share - Class A	$14.42	$13.12	$7.61	$10.89	$38.06	$19.20	$10.14
Net assets - Class I	$1,031,774	$1,641	$4,687	$461,674	$83,475	$340,715	$4,691
Shares outstanding - Class I	70,261	124	603	39,295	2,085	17,346	447
Net asset value per share - Class I	$14.68	$13.26	$7.77	$11.75	$40.03	$19.64	$10.49
Investments - unaffiliated, at cost	$1,441,956	$38,611	$343,383	$926,214	$7,521,563	$932,749	$533,478
Investments - affiliated, at cost	32,385	4,653	14,900	11,422	150,938	6,020	14,585
Purchased options, at cost	—	63	—	—	—	—	—
Foreign currency cost	—	25	4,061	77	—	—	777
Proceeds from securities sold short	—	797	—	—	—	—	—
Proceeds from forward sales commitments	—	—	—	—	64,331	—	—
Premiums from written options	—	212	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	—	4,011	4,059	48,663	—	5,611

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2024

JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$1,049,285
Investments - affiliated, at value	14,117
Cash	280
Receivable from:
Investment securities sold	2,306
Fund shares sold	116
Dividends and interest	984
Total assets	1,067,088
Liabilities
Payable for:
Investment securities purchased	1,716
Return of securities loaned	920
Fund shares redeemed	334
Advisory fees	358
Administrative fees	93
12b-1 fees (Class A)	42
Board of trustee fees	122
Chief compliance officer fees	3
Total liabilities	3,588
Net assets	$1,063,500
Net assets consist of:
Paid-in capital(a)	$902,858
Total distributable earnings (loss)(a)	160,642
Net assets	$1,063,500
Net assets - Class A	$729,049
Shares outstanding - Class A	20,680
Net asset value per share - Class A	$35.25
Net assets - Class I	$334,451
Shares outstanding - Class I	9,047
Net asset value per share - Class I	$36.97
Investments - unaffiliated, at cost	$888,642
Investments - affiliated, at cost	14,117
Securities on loan included in
Investments - unaffiliated, at value	903

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Bond Fund of America Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Capital World Bond Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends received from master fund (a)	$74,818	$19,734	$15,427	$7,908	$18,227	$7,920	$35,297
Total investment income	74,818	19,734	15,427	7,908	18,227	7,920	35,297

Expenses
Advisory fees	15,698	1,651	2,211	1,949	6,618	4,229	35,978
Administrative fees	3,068	413	421	325	1,021	651	5,383
12b-1 fees (Class A)	9,106	1,189	1,237	960	2,979	1,917	17,575
Legal fees	19	3	3	2	6	4	36
Board of trustee fees	47	5	5	7	15	12	83
Chief compliance officer fees	16	2	2	2	5	3	32
Other expenses	30	4	4	3	10	6	53
Total expenses	27,984	3,267	3,883	3,248	10,654	6,822	59,140
Advisory fees waiver	(9,276)	(826)	(1,053)	(1,397)	(4,082)	(3,036)	(26,064)
Net expenses	18,708	2,441	2,830	1,851	6,572	3,786	33,076
Net investment income (loss)	56,110	17,293	12,597	6,057	11,655	4,134	2,221

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	(6,908)	—	—	—	—	—
Investments - affiliated	17,534	—	4,355	(4,930)	15,282	(6,844)	75,227
Distributions from affiliated investment
companies	129,306	—	—	—	28,854	22,541	134,024
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	(8,332)	—	—	—	—	—
Investments - affiliated	251,405	—	21,812	(11,810)	66,094	(6,487)	1,389,049
Net realized and unrealized gain (loss)	398,245	(15,240)	26,167	(16,740)	110,230	9,210	1,598,300
Change in net assets from operations	$454,355	$2,053	$38,764	$(10,683)	$121,885	$13,344	$1,600,521
(a) Affiliated income	$74,818	$—	$15,427	$7,908	$18,227	$7,920	$35,297

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL/American Funds Washington Mutual Investors Fund(b)	JNL/Mellon Bond Index Fund(b)	JNL/Mellon Emerging Markets Index Fund(b)	JNL/Mellon International Index Fund(b)
Investment income
Dividends received from master fund (a)	$148,960	$19,890	$22,310	$70,891	$—	$—	$79,067
Total investment income	148,960	19,890	22,310	70,891	—	—	79,067

Expenses
Advisory fees	60,950	10,678	13,272	22,246	1,669	2,291	3,489
Administrative fees	9,604	1,454	1,419	3,777	1,031	1,249	3,390
12b-1 fees (Class A)	33,284	4,305	4,163	11,743	3,026	2,441	6,598
Legal fees	70	9	9	25	—	—	—
Board of trustee fees	175	27	25	66	—	—	—
Chief compliance officer fees	58	7	7	20	—	—	—
Other expenses	105	14	14	38	1	1	2
Total expenses	104,246	16,494	18,909	37,915	5,727	5,982	13,479
Administrative fees waiver	—	—	—	—	—	(9)	—
Advisory fees waiver	(33,764)	(7,270)	(9,224)	(11,914)	(722)	(1,208)	(2,147)
Net expenses	70,482	9,224	9,685	26,001	5,005	4,765	11,332
Net investment income (loss)	78,478	10,666	12,625	44,890	(5,005)	(4,765)	67,735

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	243,942	22,751	40,408	89,355	(5,325)	(18,617)	10,324
Distributions from affiliated investment
companies	496,151	—	6,550	31,841	—	—	8,547
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	1,551,327	14,150	28,167	507,609	17,845	70,936	(12,162)
Net realized and unrealized gain (loss)	2,291,420	36,901	75,125	628,805	12,520	52,319	6,709
Change in net assets from operations	$2,369,898	$47,567	$87,750	$673,695	$7,515	$47,554	$74,444
(a) Affiliated income	$148,960	$19,890	$22,310	$70,891	$—	$—	$79,067

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon S&P 400 MidCap Index Fund(b)	JNL/Mellon Small Cap Index Fund(b)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Investment income
Dividends (a)	$—	$—	$8,166	$3,724	$20,580	$14,165	$26,743
Total investment income	—	—	8,166	3,724	20,580	14,165	26,743

Expenses
Advisory fees	4,774	3,633	1,431	709	2,666	1,890	3,202
Administrative fees	3,411	2,545	738	287	1,509	1,025	1,831
12b-1 fees (Class A)	10,136	7,430	4,380	1,699	9,004	6,119	11,165
Legal fees	—	—	10	5	19	13	24
Board of trustee fees	—	—	26	10	62	52	81
Chief compliance officer fees	—	—	8	3	15	10	19
Other expenses	2	2	15	5	31	21	38
Total expenses	18,323	13,610	6,608	2,718	13,306	9,130	16,360
Advisory fees waiver	(2,766)	(2,036)	—	—	—	—	—
Net expenses	15,557	11,574	6,608	2,718	13,306	9,130	16,360
Net investment income (loss)	(15,557)	(11,574)	1,558	1,006	7,274	5,035	10,383

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	53,906	17,318	115,816	11,921	203,208	135,964	321,702
Distributions from affiliated investment
companies	—	—	21,923	1,777	36,388	11,101	29,215
Foreign currency	—	—	—	—	2	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	392,249	189,575	27,748	16,547	58,856	140	(32,020)
Foreign currency	—	—	—	—	(13)	—	—
Net realized and unrealized gain (loss)	446,155	206,893	165,487	30,245	298,441	147,205	318,897
Change in net assets from operations	$430,598	$195,319	$167,045	$31,251	$305,715	$152,240	$329,280
(a) Affiliated income	$—	$—	$8,166	$3,724	$20,574	$14,165	$26,743

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund(b)
Investment income
Dividends (a)	$9,559	$1,070	$16,445	$4,275	$12,094	$78,828	$39
Total investment income	9,559	1,070	16,445	4,275	12,094	78,828	39

Expenses
Advisory fees	2,033	844	3,660	1,722	3,417	6,896	1
Administrative fees	1,114	371	2,106	920	1,960	5,600	—
12b-1 fees (Class A)	6,645	2,221	12,971	5,512	12,048	11,386	1
Legal fees	14	5	28	12	26	24	—
Board of trustee fees	42	20	90	45	91	61	—
Chief compliance officer fees	11	4	22	9	20	20	—
Other expenses	23	8	44	20	41	37	—
Total expenses	9,882	3,473	18,921	8,240	17,603	24,024	2
Advisory fees waiver	(147)	(147)	(147)	(147)	(147)	—	—
Net expenses	9,735	3,326	18,774	8,093	17,456	24,024	2
Net investment income (loss)	(176)	(2,256)	(2,329)	(3,818)	(5,362)	54,804	37

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	—	54,814	—
Investments - affiliated	369,341	41,510	641,664	136,986	435,093	(499)	—
Distributions from unaffiliated
investment companies	—	—	—	—	—	141,904	31
Distributions from affiliated investment
companies	15,544	1,093	26,408	5,003	17,591	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	—	206,652	(111)
Investments - affiliated	(97,551)	(5,508)	(153,062)	(9,285)	(69,141)	1,922	—
Net realized and unrealized gain (loss)	287,334	37,095	515,010	132,704	383,543	404,793	(80)
Change in net assets from operations	$287,158	$34,839	$512,681	$128,886	$378,181	$459,597	$(43)
(a) Affiliated income	$9,559	$1,070	$16,445	$4,275	$12,094	$5,930	$—

(b)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Investment income
Dividends (a)	$64,811	$7,861	$6,442	$8,759	$47,524	$17,207	$25,387
Securities lending (a)	—	234	80	104	245	96	172
Total investment income	64,811	8,095	6,522	8,863	47,769	17,303	25,559

Expenses
Advisory fees	4,610	691	402	650	3,894	1,118	1,893
Administrative fees	3,738	518	302	487	3,123	839	1,419
12b-1 fees (Class A)	7,401	1,007	578	947	6,068	1,611	2,722
Legal fees	16	2	1	2	13	4	6
Board of trustee fees	42	6	3	6	38	8	14
Chief compliance officer fees	13	2	1	2	11	3	5
Other expenses	25	6	5	4	44	13	20
Total expenses	15,845	2,232	1,292	2,098	13,191	3,596	6,079
Administrative fees waiver	—	—	—	—	(71)	(29)	(47)
Net expenses	15,845	2,232	1,292	2,098	13,120	3,567	6,032
Net investment income (loss)	48,966	5,863	5,230	6,765	34,649	13,736	19,527

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	2,265	28,845	6,950	23,118	(17,564)	8,138	23,592
Investments - affiliated	(906)	—	—	—	—	—	—
Distributions from unaffiliated
investment companies	70,108	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	107,066	1,767	1,098	(1,687)	215,467	17,185	43,854
Investments - affiliated	3,065	—	—	—	—	—	—
Net realized and unrealized gain (loss)	181,598	30,612	8,048	21,431	197,903	25,323	67,446
Change in net assets from operations	$230,564	$36,475	$13,278	$28,196	$232,552	$39,059	$86,973
(a) Affiliated income	$4,928	$581	$435	$605	$1,806	$1,002	$1,409

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL Bond Index Fund	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Investment income
Dividends (a)	$2,318	$24,117	$72,598	$52,177	$42,088	$11,433	$26,394
Foreign taxes withheld	—	(2,680)	(5,519)	—	(28)	(231)	(2,436)
Interest	35,256	18	43	98	43	9,614	3
Net prime broker interest income	—	—	—	—	—	86	—
Securities lending (a)	94	160	218	208	757	26	57
Total investment income	37,668	21,615	67,340	52,483	42,860	20,928	24,018

Expenses
Advisory fees	2,087	1,671	4,539	6,933	5,104	9,953	7,108
Administrative fees	—	—	—	—	—	1,665	1,397
12b-1 fees (Class A)	—	—	—	—	—	597	1,812
Licensing fees paid to third parties	—	42	113	642	473	—	—
Legal fees	7	5	20	22	17	11	6
Board of trustee fees	23	16	45	63	48	18	25
Chief compliance officer fees	5	4	11	18	13	4	5
Dividends/interest on securities sold short	—	—	—	—	—	3,893	—
Interest expense	—	—	—	—	—	127	—
Other expenses	11	26	21	33	27	56	51
Foreign tax overdraft expense	—	266	—	—	—	—	—
Total expenses	2,133	2,030	4,749	7,711	5,682	16,324	10,404
Advisory fees waiver	(1,357)	(459)	(2,383)	(4,160)	(3,062)	—	—
Net expenses	776	1,571	2,366	3,551	2,620	16,324	10,404
Net investment income (loss)	36,892	20,044	64,974	48,932	40,240	4,604	13,614

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(14,873)	(13,508)	56,996	100,060	41,018	71,180	13,919
Investments - affiliated	—	—	—	—	1,150	—	(7,773)
Securities sold short	—	—	—	—	—	(17,866)	—
Brokerage commissions recaptured	—	—	—	—	—	6	1
Purchased options	—	—	—	—	—	(1,022)	—
Written options	—	—	—	—	—	433	—
Foreign currency	—	(291)	(273)	—	—	(330)	(920)
Forward foreign currency contracts	—	22	(1,074)	—	—	1,213	(76)
Futures/futures options contracts	—	1,004	2,610	4,600	2,206	607	—
Swap agreements	—	—	—	—	—	(5,304)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(9,449)	45,399	(35,940)	295,336	122,153	6,838	1,114
Investments - affiliated	—	—	—	—	4,151	—	5,361
Investment securities sold short	—	—	—	—	—	10,956	—
Purchased options	—	—	—	—	—	317	—
Written options	—	—	—	—	—	(34)	—
Foreign currency	—	230	(515)	—	—	(22)	23
Forward foreign currency contracts	—	—	(500)	—	—	332	—
Futures/futures options contracts	—	(827)	(162)	(2,280)	(1,637)	(124)	—
Swap agreements	—	—	—	—	—	5,337	—
Net realized and unrealized gain (loss)	(24,322)	32,029	21,142	397,716	169,041	72,517	11,649
Change in net assets from operations	$12,570	$52,073	$86,116	$446,648	$209,281	$77,121	$25,263
(a) Affiliated income	$2,577	$438	$873	$1,892	$2,388	$6,869	$1,278

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Investment income
Dividends (a)	$1,596	$18,981	$19,883	$12,060	$24,932	$7,968	$6,183
Foreign taxes withheld	(60)	(1,965)	(216)	(46)	(53)	(119)	(1)
Interest	114,815	—	—	—	—	—	6
Securities lending (a)	—	665	75	312	162	32	3
Total investment income	116,351	17,681	19,742	12,326	25,041	7,881	6,191

Expenses
Advisory fees	5,469	5,051	8,632	13,212	12,191	4,032	896
Administrative fees	1,754	1,010	2,064	2,348	1,835	1,144	448
12b-1 fees (Class A)	3,457	1,258	1,412	5,852	4,001	5	—
Licensing fees paid to third parties	—	—	—	—	—	—	90
Legal fees	8	4	9	15	12	5	3
Board of trustee fees	23	13	23	42	34	10	6
Chief compliance officer fees	6	3	7	12	9	5	2
Other expenses	88	100	28	27	18	12	5
Total expenses	10,805	7,439	12,175	21,508	18,100	5,213	1,450
Administrative fees waiver	—	—	—	—	—	—	(269)
Advisory fees waiver	—	—	—	—	—	—	(762)
Net expenses	10,805	7,439	12,175	21,508	18,100	5,213	419
Net investment income (loss)	105,546	10,242	7,567	(9,182)	6,941	2,668	5,772

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(24,755)	7,377	126,252	155,270	160,501	133,062	6,559
Investments - affiliated	—	—	—	—	—	—	5
Brokerage commissions recaptured	—	10	47	103	52	—	—
Foreign currency	—	(530)	—	(35)	—	5	—
Forward foreign currency contracts	—	56	—	11	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	334
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	10,589	16,855	(34,918)	68,305	(1,834)	57,106	83,945
Investments - affiliated	—	—	—	—	—	—	176
Foreign currency	—	15	—	—	—	(4)	—
Forward foreign currency contracts	—	2	—	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	(64)
Net realized and unrealized gain (loss)	(14,166)	23,785	91,381	223,654	158,719	190,169	90,955
Change in net assets from operations	$91,380	$34,027	$98,948	$214,472	$165,660	$192,837	$96,727
(a) Affiliated income	$1,596	$609	$2,271	$4,079	$2,645	$836	$95

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund
Investment income
Dividends (a)	$237	$7,427	$4,535	$47,518	$27,413	$26,679	$64,598
Foreign taxes withheld	(16)	(6)	(479)	(1,555)	(998)	(376)	(3,738)
Interest	—	32	—	43,983	—	—	—
Net prime broker interest income	—	—	—	358	—	—	—
Securities lending (a)	—	1	31	335	70	2	191
Total investment income	221	7,454	4,087	90,639	26,485	26,305	61,051

Expenses
Advisory fees	135	1,647	3,938	15,971	4,543	22,227	9,951
Administrative fees	31	618	1,114	4,147	1,273	4,642	2,911
12b-1 fees (Class A)	60	1,212	2,170	8,231	2,458	12,242	2,155
Legal fees	—	3	5	18	6	30	13
Board of trustee fees	—	7	11	56	19	85	33
Chief compliance officer fees	—	2	4	14	4	24	10
Dividends/interest on securities sold short	—	—	—	15	—	—	—
Other expenses	21	4	31	51	11	64	19
Total expenses	247	3,493	7,273	28,503	8,314	39,314	15,092
Advisory fees waiver	—	—	—	—	—	(1,547)	—
Net expenses	247	3,493	7,273	28,503	8,314	37,767	15,092
Net investment income (loss)	(26)	3,961	(3,186)	62,136	18,171	(11,462)	45,959

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	836	20,724	(179,292)	234,651	(22,558)	649,160	182,781
Investments - affiliated	—	—	—	(73)	—	—	—
Securities sold short	—	—	—	(924)	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	37
Purchased options	—	—	—	(356)	—	—	—
Written options	—	—	—	21,949	—	—	—
Foreign currency	(26)	—	92	(1,169)	246	(19)	(530)
Forward foreign currency contracts	(70)	—	(107)	(27,846)	3	—	(87)
Futures/futures options contracts	—	3,466	—	(2,396)	—	—	—
Swap agreements	—	—	—	(20,946)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	354	31,493	261,153	(815)	(27,542)	664,989	(136,177)
Investments - affiliated	—	—	—	(552)	—	—	—
Investment securities sold short	—	—	—	894	—	—	—
Purchased options	—	—	—	(9,784)	—	—	—
Written options	—	—	—	(1,164)	—	—	—
Foreign currency	1	—	(9)	157	(53)	(7)	(228)
Forward foreign currency contracts	5	—	(1)	(12,352)	—	—	(6)
Futures/futures options contracts	—	(437)	—	3,797	—	—	—
Swap agreements	—	—	—	7,672	—	—	—
Net realized and unrealized gain (loss)	1,100	55,246	81,836	190,743	(49,904)	1,314,123	45,790
Change in net assets from operations	$1,074	$59,207	$78,650	$252,879	$(31,733)	$1,302,661	$91,749
(a) Affiliated income	$29	$682	$451	$17,786	$838	$426	$1,786

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/ClearBridge Large Cap Growth Fund	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Investment income
Dividends (a)	$12,517	$4,476	$11,067	$20,630	$8,682	$3,992	$464
Foreign taxes withheld	(110)	(2)	(814)	(10)	(11)	—	(2)
Interest	—	—	2	—	—	151,662	35,954
Securities lending (a)	—	14	91	93	93	472	94
Total investment income	12,407	4,488	10,346	20,713	8,764	156,126	36,510

Expenses
Advisory fees	8,356	927	1,472	5,509	3,276	10,791	3,354
Administrative fees	2,624	217	491	1,402	927	2,914	809
12b-1 fees (Class A)	2,471	302	920	3,924	1,776	5,334	391
Legal fees	11	1	2	10	5	21	4
Board of trustee fees	26	3	5	24	9	70	12
Chief compliance officer fees	9	1	2	7	3	15	2
Other expenses	17	5	—	19	6	29	8
Total expenses	13,514	1,456	2,892	10,895	6,002	19,174	4,580
Administrative fees waiver	—	—	(10)	(47)	(13)	—	—
Advisory fees waiver	(8)	—	—	—	—	—	—
Net expenses	13,506	1,456	2,882	10,848	5,989	19,174	4,580
Net investment income (loss)	(1,099)	3,032	7,464	9,865	2,775	136,952	31,930

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	266,008	13,717	6,378	176,227	28,836	(66,515)	(17,530)
Brokerage commissions recaptured	3	13	—	—	—	—	—
Foreign currency	—	—	(126)	—	—	(2)	—
Forward foreign currency contracts	—	—	—	—	—	(66)	—
Futures/futures options contracts	—	—	(27)	75	—	(11,846)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	167,331	(17,161)	(1,328)	76,091	20,616	8,187	27,000
Foreign currency	—	—	(45)	—	—	(14)	—
Forward foreign currency contracts	—	—	—	—	—	(45)	—
Futures/futures options contracts	—	—	(12)	—	—	1,426	—
Net realized and unrealized gain (loss)	433,342	(3,431)	4,840	252,393	49,452	(68,875)	9,470
Change in net assets from operations	$432,243	$(399)	$12,304	$262,258	$52,227	$68,077	$41,400
(a) Affiliated income	$1,358	$121	$164	$183	$200	$4,886	$566

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund
Investment income
Dividends (a)	$2,917	$1,850	$—	$2,132	$21,969	$17,243	$105,696
Foreign taxes withheld	—	—	—	(2)	(499)	(20)	(30)
Interest	96,865	99,611	147,221	75,966	—	68,811	—
Securities lending (a)	—	423	—	108	22	443	3
Total investment income	99,782	101,884	147,221	78,204	21,492	86,477	105,669

Expenses
Advisory fees	10,411	8,683	4,371	5,857	4,182	7,918	13,175
Administrative fees	2,809	2,046	2,814	1,559	901	1,504	7,453
12b-1 fees (Class A)	5,001	2,196	8,046	2,401	1,604	4,488	15,713
Legal fees	12	13	19	10	4	10	33
Board of trustee fees	31	38	52	30	13	34	104
Chief compliance officer fees	9	10	14	8	3	7	27
Other expenses	20	28	24	16	6	16	52
Total expenses	18,293	13,014	15,340	9,881	6,713	13,977	36,557
Advisory fees waiver	(215)	—	—	—	(27)	(49)	—
Net expenses	18,078	13,014	15,340	9,881	6,686	13,928	36,557
Net investment income (loss)	81,704	88,870	131,881	68,323	14,806	72,549	69,112

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(11,425)	(10,384)	10	(12,415)	23,351	13,508	665,212
Brokerage commissions recaptured	—	—	—	—	—	17	—
Purchased options	—	—	—	(30)	—	—	—
Written options	—	—	—	12	—	—	—
Foreign currency	—	—	—	(1)	(142)	(1)	—
Futures/futures options contracts	—	(10,707)	—	(1,981)	—	1,692	(768)
Swap agreements	237,798	—	—	565	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	16,358	(9,717)	—	(22,110)	(8,458)	10,333	196,004
Purchased options	—	—	—	(322)	—	—	—
Written options	—	—	—	(43)	—	—	—
Foreign currency	—	—	—	—	(25)	(21)	—
Futures/futures options contracts	—	(3,407)	—	(2,655)	—	(3,572)	(643)
Swap agreements	(94,262)	—	—	964	—	—	—
Net realized and unrealized gain (loss)	148,469	(34,215)	10	(38,016)	14,726	21,956	859,805
Change in net assets from operations	$230,173	$54,655	$131,891	$30,307	$29,532	$94,505	$928,917
(a) Affiliated income	$2,917	$2,365	$—	$2,537	$205	$2,705	$1,678

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Investment income
Dividends (a)	$33,096	$14,751	$23,340	$15,738	$8,649	$11,736	$12,273
Foreign taxes withheld	(3,212)	(955)	(205)	(1,258)	(46)	(429)	(18)
Interest	—	—	—	—	—	25,159	30
Securities lending (a)	55	17	3	161	34	149	8
Total investment income	29,939	13,813	23,138	14,641	8,637	36,615	12,293

Expenses
Advisory fees	8,247	4,175	5,217	8,628	11,206	5,885	4,491
Administrative fees	1,407	945	1,495	2,588	1,769	1,471	1,332
12b-1 fees (Class A)	1,435	1,241	1,144	4,408	5,234	2,933	2,497
Legal fees	6	4	6	11	11	6	6
Board of trustee fees	14	14	16	37	32	26	13
Chief compliance officer fees	5	3	5	8	9	5	5
Net short holdings borrowing fees	—	—	—	—	—	—	66
Other expenses	31	11	11	277	25	34	—
Total expenses	11,145	6,393	7,894	15,957	18,286	10,360	8,410
Advisory fees waiver	(87)	(88)	—	—	(114)	(30)	—
Net expenses	11,058	6,305	7,894	15,957	18,172	10,330	8,410
Net investment income (loss)	18,881	7,508	15,244	(1,316)	(9,535)	26,285	3,883

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	108,624	110,123	113,316	372,721	149,642	90,156	114,763
Investments - affiliated	—	—	—	—	—	(22)	—
Brokerage commissions recaptured	2	—	33	—	87	9	5
Purchased options	—	—	—	—	—	139	(32,337)
Written options	—	—	—	—	—	—	(14,336)
Foreign currency	(1,158)	(25)	16	(49)	(1)	60	—
Forward foreign currency contracts	12	12	—	26	—	(1,299)	—
Futures/futures options contracts	—	—	—	—	—	23,186	1,808
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(85,158)	(86,851)	955	(115,175)	124,878	(41,070)	74,865
Investments - affiliated	—	—	—	—	—	(704)	—
Purchased options	—	—	—	—	—	—	(92)
Written options	—	—	—	—	—	—	147
Foreign currency	307	(124)	(38)	116	—	(121)	—
Forward foreign currency contracts	—	2	—	—	—	(1,047)	—
Futures/futures options contracts	—	—	—	—	—	(14,589)	(432)
Net realized and unrealized gain (loss)	22,629	23,137	114,282	257,639	274,606	54,698	144,391
Change in net assets from operations	$41,510	$30,645	$129,526	$256,323	$265,071	$80,983	$148,274
(a) Affiliated income	$1,310	$842	$1,210	$589	$1,451	$2,508	$481

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund(b)	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund
Investment income
Dividends (a)	$16,793	$61	$2,095	$35,649	$10,108	$6,189	$318
Foreign taxes withheld	—	—	—	(55)	(816)	(340)	—
Interest	—	—	43,799	—	—	—	37,337
Securities lending (a)	33	—	2	—	30	34	14
Total investment income	16,826	61	45,896	35,594	9,322	5,883	37,669

Expenses
Advisory fees	16,118	32	3,879	8,222	3,156	4,015	2,395
Administrative fees	3,280	10	1,362	1,716	739	1,095	1,026
12b-1 fees (Class A)	9,237	4	2,722	2,974	390	1,288	1,272
Licensing fees paid to third parties	—	3	—	—	—	—	—
Legal fees	22	—	9	11	3	5	5
Board of trustee fees	55	—	29	32	7	16	9
Chief compliance officer fees	17	—	7	9	3	4	3
Other expenses	33	—	15	16	11	7	10
Total expenses	28,762	49	8,023	12,980	4,309	6,430	4,720
Net investment income (loss)	(11,936)	12	37,873	22,614	5,013	(547)	32,949

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	448,480	240	(12,097)	177,603	78,906	55,102	(700)
Brokerage commissions recaptured	107	—	—	6	—	8	—
Purchased options	—	(423)	—	—	—	—	—
Written options	—	669	—	—	—	—	—
Foreign currency	—	—	—	—	167	(7)	—
Forward foreign currency contracts	—	—	—	—	(4)	(4)	—
Futures/futures options contracts	—	14	—	—	—	—	(1,337)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	1,048	346	(11,911)	37,910	(77,912)	94,931	4,128
Foreign currency	—	—	—	(2)	(35)	(97)	—
Forward foreign currency contracts	—	—	—	—	—	(5)	—
Futures/futures options contracts	—	(15)	—	—	—	—	(953)
Net realized and unrealized gain (loss)	449,635	831	(24,008)	215,517	1,122	149,928	1,138
Change in net assets from operations	$437,699	$843	$13,865	$238,131	$6,135	$149,381	$34,087
(a) Affiliated income	$1,939	$13	$2,123	$480	$596	$356	$401

(b)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Investment income
Dividends (a)	$7,088	$14,252	$9,633	$24,534	$60,818	$24,079	$51,237
Foreign taxes withheld	—	—	(4)	—	—	(3)	—
Interest	16	17	8	28	66	23	31
Securities lending (a)	180	152	3	—	24	43	43
Total investment income	7,284	14,421	9,640	24,562	60,908	24,142	51,311

Expenses
Advisory fees	1,376	2,620	769	2,346	3,401	2,442	5,763
Administrative fees	1,112	2,205	604	1,964	2,895	2,049	4,941
12b-1 fees (Class A)	2,190	4,359	1,181	3,852	5,706	4,029	9,905
Licensing fees paid to third parties	37	74	20	243	97	68	167
Legal fees	4	10	3	8	13	9	22
Board of trustee fees	11	25	5	23	35	23	60
Chief compliance officer fees	4	8	2	7	10	7	16
Other expenses	27	30	7	13	39	17	41
Total expenses	4,761	9,331	2,591	8,456	12,196	8,644	20,915
Administrative fees waiver	(6)	(9)	(4)	(13)	(14)	(11)	(19)
Net expenses	4,755	9,322	2,587	8,443	12,182	8,633	20,896
Net investment income (loss)	2,529	5,099	7,053	16,119	48,726	15,509	30,415

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	47,815	159,575	12,461	121,422	215,526	94,509	249,767
Investments - affiliated	—	—	—	—	—	603	—
Futures/futures options contracts	1,009	1,508	394	1,473	(636)	1,769	(858)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	170,800	155,115	30,388	35,785	(148,663)	239,033	(185,176)
Investments - affiliated	—	—	—	—	—	3,725	—
Futures/futures options contracts	(206)	(46)	(228)	(549)	297	(176)	12
Net realized and unrealized gain (loss)	219,418	316,152	43,015	158,131	66,524	339,463	63,745
Change in net assets from operations	$221,947	$321,251	$50,068	$174,250	$115,250	$354,972	$94,160
(a) Affiliated income	$349	$347	$130	$420	$637	$697	$475

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund
Investment income
Dividends (a)	$3,882	$42,081	$2,643	$66,262	$5,997	$202,979	$71,033
Foreign taxes withheld	—	(57)	—	(143)	—	(56)	(21)
Interest	6	92	4	180	5	—	90
Securities lending (a)	13	125	4	1,345	12	2,344	257
Total investment income	3,901	42,241	2,651	67,644	6,014	205,267	71,359

Expenses
Advisory fees	502	10,826	341	12,757	389	14,699	8,024
Administrative fees	380	9,185	247	10,859	286	13,424	7,354
12b-1 fees (Class A)	739	19,482	480	23,254	539	43,717	15,367
Licensing fees paid to third parties	13	318	8	2,667	10	2,916	260
Legal fees	2	39	1	49	1	90	33
Board of trustee fees	4	99	3	117	3	232	129
Chief compliance officer fees	1	34	1	41	1	76	27
Other expenses	5	73	4	74	3	135	51
Total expenses	1,646	40,056	1,085	49,818	1,232	75,289	31,245
Administrative fees waiver	(4)	(55)	(2)	(70)	(6)	—	—
Net expenses	1,642	40,001	1,083	49,748	1,226	75,289	31,245
Net investment income (loss)	2,259	2,240	1,568	17,896	4,788	129,978	40,114

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	14,195	1,037,932	1,333	760,686	(2,820)	710,862	172,315
Investments - affiliated	—	—	—	—	—	563	389
Foreign currency	—	—	—	—	—	—	1
Futures/futures options contracts	107	4,492	12	12,070	(92)	20,468	6,905
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	16,012	890,415	(5,377)	958,889	4,576	2,267,002	867,998
Investments - affiliated	—	—	—	—	—	5,254	1,792
Futures/futures options contracts	(61)	(983)	(55)	(4,957)	(51)	(6,229)	(854)
Net realized and unrealized gain (loss)	30,253	1,931,856	(4,087)	1,726,688	1,613	2,997,920	1,048,546
Change in net assets from operations	$32,512	$1,934,096	$(2,519)	$1,744,584	$6,401	$3,127,898	$1,088,660
(a) Affiliated income	$111	$1,671	$47	$3,359	$77	$9,139	$1,676

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund(b)	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund
Investment income
Dividends (a)	$14,399	$8,124	$38,792	$373	$1,573	$6,292	$25,536
Foreign taxes withheld	—	(210)	(74)	(17)	—	—	(11)
Interest	11	11	—	—	2	6	21
Securities lending (a)	7	53	4	2	188	26	3
Total investment income	14,417	7,978	38,722	358	1,763	6,324	25,549

Expenses
Advisory fees	877	834	10,896	30	174	1,080	2,674
Administrative fees	693	657	1,990	23	131	648	2,078
12b-1 fees (Class A)	1,359	1,281	5,763	26	1	1,248	2,481
Licensing fees paid to third parties	23	22	—	9	97	22	1,481
Legal fees	3	3	13	—	1	2	9
Board of trustee fees	7	10	39	—	1	5	20
Chief compliance officer fees	2	2	10	—	—	2	7
Other expenses	13	4	19	1	—	7	19
Total expenses	2,977	2,813	18,730	89	405	3,014	8,769
Administrative fees waiver	(5)	(6)	—	—	—	(8)	—
Net expenses	2,972	2,807	18,730	89	405	3,006	8,769
Net investment income (loss)	11,445	5,171	19,992	269	1,358	3,318	16,780

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(7,699)	6,821	230,634	2,946	4,671	25,603	190,306
Investments - affiliated	—	5	—	—	—	46	4,816
Brokerage commissions recaptured	—	—	43	—	—	—	—
Foreign currency	—	(31)	(37)	(2)	—	—	—
Forward foreign currency contracts	—	(75)	—	1	—	—	—
Futures/futures options contracts	173	597	—	—	96	294	1,504
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	91,296	58,983	794	(459)	3,914	43,038	(66,595)
Investments - affiliated	—	119	—	—	—	302	(2,516)
Foreign currency	—	(16)	(1)	(1)	—	—	—
Forward foreign currency contracts	—	(22)	—	—	—	—	—
Futures/futures options contracts	(31)	(139)	—	—	(34)	(51)	(246)
Net realized and unrealized gain (loss)	83,739	66,242	231,433	2,485	8,647	69,232	127,269
Change in net assets from operations	$95,184	$71,413	$251,425	$2,754	$10,005	$72,550	$144,049
(a) Affiliated income	$163	$203	$1,108	$9	$56	$141	$547

(b)	Period from commencement of operations April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Investment income
Dividends (a)	$350	$401	$569	$57,297	$1,431	$175	$95
Foreign taxes withheld	—	—	(23)	(503)	—	—	—
Interest	3,000	2,271	40,610	—	96,586	48,225	60,023
Securities lending (a)	—	—	40	16	14	54	1
Total investment income	3,350	2,672	41,196	56,810	98,031	48,454	60,119

Expenses
Advisory fees	265	377	3,406	9,823	7,378	3,368	4,968
Administrative fees	88	75	1,052	3,560	2,293	964	1,285
12b-1 fees (Class A)	120	151	1,869	5,882	2,939	1,445	2,955
Legal fees	—	—	5	15	10	6	8
Board of trustee fees	2	1	13	32	27	16	33
Chief compliance officer fees	—	—	4	13	7	5	6
Interest expense	—	—	—	—	3,215	3,930	7,079
Other expenses	1	—	—	21	—	10	4
Total expenses	476	604	6,349	19,346	15,869	9,744	16,338
Advisory fees waiver	—	—	—	(67)	—	—	—
Net expenses	476	604	6,349	19,279	15,869	9,744	16,338
Net investment income (loss)	2,874	2,068	34,847	37,531	82,162	38,710	43,781

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	165	147	(13,813)	219,503	(11,214)	(21,315)	(63,041)
Brokerage commissions recaptured	—	—	—	103	—	—	—
Purchased options	—	—	—	—	486	85	—
Written options	—	—	—	—	3,074	750	1,564
Foreign currency	—	—	(86)	—	(456)	(375)	(2,323)
Forward foreign currency contracts	—	—	(1,941)	—	2,837	2,938	7,665
Futures/futures options contracts	4,224	11,961	1,107	—	(11,269)	(2,703)	5,303
Swap agreements	—	—	241	—	3,245	2,319	5,845
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(128)	559	5,165	96,093	(27,026)	10,143	26,909
Purchased options	—	—	—	—	—	18	—
Written options	—	—	—	—	(351)	6	1,521
Foreign currency	—	—	(106)	(1)	(100)	(72)	1,390
Forward foreign currency contracts	—	—	5,492	—	5,536	1,676	5,073
Futures/futures options contracts	(1,065)	(3,890)	7,466	—	5,757	(3,090)	10,059
Swap agreements	—	—	(243)	—	18,188	140	(11,831)
Net realized and unrealized gain (loss)	3,196	8,777	3,282	315,698	(11,293)	(9,480)	(11,866)
Change in net assets from operations	$6,070	$10,845	$38,129	$353,229	$70,869	$29,230	$31,915
(a) Affiliated income	$350	$401	$777	$2,846	$322	$203	$58

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund(b)	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund(c)
Investment income
Dividends (a)	$2,978	$141	$1,304	$6,552	$43,243	$6,711	$1,183
Foreign taxes withheld	(41)	—	—	—	(7)	(242)	(21)
Interest	106,863	8,759	76,661	8	31	8,051	—
Securities lending (a)	844	6	81	74	18	56	—
Total investment income	110,644	8,906	78,046	6,634	43,285	14,576	1,162

Expenses
Advisory fees	4,700	632	6,026	753	3,849	2,728	548
Administrative fees	1,384	253	1,579	628	3,330	796	149
12b-1 fees (Class A)	3,616	—	1,776	1,238	6,584	1,575	21
Licensing fees paid to third parties	—	—	—	146	879	—	—
Legal fees	9	1	10	3	14	3	1
Board of trustee fees	33	2	27	9	69	9	—
Chief compliance officer fees	7	1	8	2	11	3	2
Other expenses	16	—	20	4	22	9	—
Total expenses	9,765	889	9,446	2,783	14,758	5,123	721
Administrative fees waiver	—	—	—	(3)	—	—	—
Advisory fees waiver	—	—	—	—	—	(33)	—
Net expenses	9,765	889	9,446	2,780	14,758	5,090	721
Net investment income (loss)	100,879	8,017	68,600	3,854	28,527	9,486	441

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(3,522)	2,609	(8,061)	26,117	280,664	29,902	(220)
Investments - affiliated	—	—	—	512	547	—	—
Foreign currency	—	—	—	—	—	(11)	—
Forward foreign currency contracts	—	—	—	—	—	1	—
Futures/futures options contracts	—	(171)	(4,212)	354	1,384	(24)	—
Swap agreements	—	(12)	—	—	—	6	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	6,827	(382)	(19,257)	11,392	67,644	18,699	(4,877)
Investments - affiliated	—	—	—	286	2,115	—	—
Foreign currency	—	—	—	—	—	(16)	(1)
Futures/futures options contracts	—	(78)	(5,681)	(44)	(354)	(237)	—
Net realized and unrealized gain (loss)	3,305	1,966	(37,211)	38,617	352,000	48,320	(5,098)
Change in net assets from operations	$104,184	$9,983	$31,389	$42,471	$380,527	$57,806	$(4,657)
(a) Affiliated income	$5,835	$179	$1,574	$194	$565	$517	$86

(b)	Period from commencement of operations April 29, 2024.
(c)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund
Investment income
Dividends (a)	$134,500	$46,787	$39,618	$517	$1,243	$86,164	$168
Foreign taxes withheld	(1,823)	(359)	(116)	—	—	(372)	(9)
Interest	287,698	—	—	53,253	37,417	—	—
Securities lending (a)	380	84	62	52	241	181	—
Total investment income	420,755	46,512	39,564	53,822	38,901	85,973	159

Expenses
Advisory fees	72,801	43,975	31,059	3,597	2,293	21,884	47
Administrative fees	18,976	9,461	5,163	1,157	732	4,516	9
12b-1 fees (Class A)	40,448	26,429	15,409	3,367	581	9,427	17
Legal fees	89	63	35	8	3	30	—
Board of trustee fees	206	179	99	27	9	86	—
Chief compliance officer fees	72	52	27	6	2	24	—
Other expenses	128	148	55	12	13	52	2
Total expenses	132,720	80,307	51,847	8,174	3,633	36,019	75
Advisory fees waiver	(5)	—	—	—	—	—	—
Net expenses	132,715	80,307	51,847	8,174	3,633	36,019	75
Net investment income (loss)	288,040	(33,795)	(12,283)	45,648	35,268	49,954	84

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,462,304	1,592,599	745,849	(4,705)	(22,322)	532,334	(1,359)
Purchased options	—	—	—	(374)	—	—	—
Written options	(17,863)	—	—	—	—	—	—
Foreign currency	61	(108)	—	—	—	1	(6)
Forward foreign currency contracts	8	—	—	—	—	2	—
Futures/futures options contracts	—	—	—	(1,468)	—	—	—
Swap agreements	—	—	—	(122)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(93,521)	1,090,775	(252,779)	12,929	26,204	76,259	1,284
Investments - affiliated	5	—	—	—	—	—	—
Written options	(4,991)	—	—	—	—	—	—
Foreign currency	(226)	(1)	—	—	—	(29)	(2)
Futures/futures options contracts	—	—	—	968	—	—	—
Swap agreements	—	—	—	312	—	—	—
Net realized and unrealized gain (loss)	1,345,777	2,683,265	493,070	7,540	3,882	608,567	(83)
Change in net assets from operations	$1,633,817	$2,649,470	$480,787	$53,188	$39,150	$658,521	$1
(a) Affiliated income	$41,967	$1,392	$9,749	$907	$1,795	$780	$11

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Investment income
Dividends (a)	$21,266	$636	$666	$16,533	$89,550	$32,306	$18,536
Foreign taxes withheld	(1,419)	(58)	(19)	(1,699)	(746)	(251)	(696)
Interest	—	1,745	22,261	—	137,470	—	—
Net prime broker interest income	—	157	—	—	—	—	—
Securities lending (a)	13	—	33	21	264	27	35
Total investment income	19,860	2,480	22,941	14,855	226,538	32,082	17,875

Expenses
Advisory fees	11,428	630	1,874	5,269	29,054	4,789	3,687
Administrative fees	2,580	60	553	1,543	8,560	1,657	962
12b-1 fees (Class A)	2,323	163	1,092	1,776	27,285	2,140	1,910
Legal fees	11	—	2	6	58	7	4
Board of trustee fees	28	2	4	21	160	16	18
Chief compliance officer fees	9	—	2	5	47	5	3
Dividends/interest on securities sold short	—	127	—	—	—	—	—
Other expenses	18	3	—	62	95	14	8
Total expenses	16,397	985	3,527	8,682	65,259	8,628	6,592
Advisory fees waiver	(121)	—	(31)	—	—	—	—
Net expenses	16,276	985	3,496	8,682	65,259	8,628	6,592
Net investment income (loss)	3,584	1,495	19,445	6,173	161,279	23,454	11,283

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	125,599	(5,558)	(633)	41,140	993,707	68,969	35,281
Securities sold short	—	(1,132)	—	—	—	—	—
Brokerage commissions recaptured	34	—	—	—	34	6	10
Purchased options	—	(1,401)	(76)	—	—	—	—
Written options	—	773	—	—	—	—	—
Foreign currency	(227)	(100)	(66)	(1,790)	(47)	11	(99)
Forward foreign currency contracts	67	597	(2,452)	(128)	43	(6)	48
Futures/futures options contracts	—	—	1,799	—	179	—	—
Swap agreements	—	(1,244)	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(26,758)	7,644	(6,486)	(58,741)	96,843	39,519	(10,328)
Investment securities sold short	—	638	—	—	—	—	—
Purchased options	—	782	75	—	—	—	—
Written options	—	680	—	—	—	—	—
Foreign currency	(121)	(1)	(324)	(88)	(94)	(15)	(12)
Forward foreign currency contracts	—	220	5,382	—	—	—	7
Futures/futures options contracts	—	—	(2,104)	—	(138)	—	—
Swap agreements	—	(184)	—	—	—	—	—
Net realized and unrealized gain (loss)	98,594	1,714	(4,885)	(19,607)	1,090,527	108,484	24,907
Change in net assets from operations	$102,178	$3,209	$14,560	$(13,434)	$1,251,806	$131,938	$36,190
(a) Affiliated income	$2,164	$191	$794	$993	$7,204	$450	$387

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2024

JNL/WMC Value Fund
Investment income
Dividends (a)	$29,338
Foreign taxes withheld	(196)
Securities lending (a)	23
Total investment income	29,165

Expenses
Advisory fees	4,755
Administrative fees	1,244
12b-1 fees (Class A)	2,274
Legal fees	8
Board of trustee fees	29
Chief compliance officer fees	6
Other expenses	14
Total expenses	8,330
Net investment income (loss)	20,835

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	165,036
Brokerage commissions recaptured	8
Foreign currency	8
Forward foreign currency contracts	(5)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(46,705)
Foreign currency	(33)
Net realized and unrealized gain (loss)	118,309
Change in net assets from operations	$139,144
(a) Affiliated income	$660

See accompanying Notes to Financial Statements.

JNL Series Trust

Statement of Cash Flows (in thousands)

For the Year Ended December 31, 2024

JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase (decrease) in net assets from operations	$31,915
Adjustments to reconcile net assets from operations to net cash flow provided by (used in) operating activities:
Purchase of long-term investments	(3,516,067)
Proceeds from sales and maturities of long-term investments	3,774,680
Net (purchases) sales of short-term investments	(2,075)
Purchases to cover securities sold short/forward sales commitments	—
Proceeds from securities sold short/forward sales commitments	—
(Increase) decrease in receivable from investment securities sold	19,289
Increase (decrease) in payable for investment securities purchased	656
(Increase) decrease in receivable from dividends and interest	83
Increase (decrease) in payable for dividends on securities sold short	—
Increase (decrease) in payable for interest expense and brokerage charges	26
(Increase) decrease in receivable from deposits with brokers and counterparties	2,891
Increase (decrease) in payable for deposits from counterparties	(7,993)
(Increase) decrease in other assets	1
Increase (decrease) in payable for expenses	(3)
Net amortization	(9,239)
Net inflation compensation	(29,827)
Loss (proceeds) from currency transactions	6,732
Net proceeds from (payments for) variation margin on futures/futures option contracts and swap agreements	13,296
Net proceeds from (payments for) OTC swap agreements	2,053
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign
currency contracts, futures/futures options contracts and swap agreements	44,987
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign
currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(33,121)
Net cash flow provided by (used in) operating activities	298,284
Cash flows provided by (used in) financing activities
Net subscriptions (redemptions) from capital share transactions	(353,456)
Proceeds from reverse repurchase agreements	23,068
Net borrowing from secured financing transactions	(5,362)
Net fees from secured borrowing transactions	5,770
(Increase) decrease in receivable from treasury roll transactions	171,367
Increase (decrease) in payable for treasury roll transactions	(140,897)
Net cash flow provided by (used in) financing activities	(299,510)
Net increase (decrease) in cash and cash equivalents	(1,226)
Cash and cash equivalents at beginning of year	5,953
Cash and cash equivalents at end of year	$4,727

Supplemental disclosure of operating activities:
Interest expense during the year	7,079

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$389
Foreign currency	4,338
Total cash and cash equivalents presented in the statements of cash flows	$4,727

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$56,110	$17,293	$12,597	$6,057	$11,655	$4,134	$2,221
Net realized gain (loss)	146,840	(6,908)	4,355	(4,930)	44,136	15,697	209,251
Net change in unrealized appreciation
(depreciation)	251,405	(8,332)	21,812	(11,810)	66,094	(6,487)	1,389,049
Change in net assets from operations	454,355	2,053	38,764	(10,683)	121,885	13,344	1,600,521
Share transactions[1]
Proceeds from the sale of shares
Class A	550,276	219,437	83,894	42,195	196,165	88,851	1,434,408
Class I	16,553	9,349	2,090	1,580	7,015	4,316	42,899
Cost of shares redeemed
Class A	(582,996)	(122,240)	(78,725)	(75,372)	(211,690)	(161,464)	(1,266,776)
Class I	(14,850)	(3,977)	(1,780)	(1,404)	(7,769)	(5,217)	(34,817)
Change in net assets from
share transactions	(31,017)	102,569	5,479	(33,001)	(16,279)	(73,514)	175,714
Change in net assets	423,338	104,622	44,243	(43,684)	105,606	(60,170)	1,776,235
Net assets beginning of year	2,846,320	362,006	390,530	345,565	923,708	674,679	5,090,432
Net assets end of year	$3,269,658	$466,628	$434,773	$301,881	$1,029,314	$614,509	$6,866,667

[1]Share transactions
Shares sold
Class A	32,005	23,508	6,027	4,215	7,355	4,685	24,909
Class I	924	1,004	147	153	258	224	734
Shares redeemed
Class A	(33,937)	(13,192)	(5,615)	(7,503)	(7,932)	(8,527)	(22,187)
Class I	(820)	(427)	(124)	(136)	(283)	(269)	(598)
Change in shares
Class A	(1,932)	10,316	412	(3,288)	(577)	(3,842)	2,722
Class I	104	577	23	17	(25)	(45)	136
Purchases and sales of long term
investments
Purchase of securities	$326,786	$162,893	$42,331	$13,792	$97,590	$45,213	$557,817
Proceeds from sales of securities	$172,181	$42,990	$24,227	$40,739	$73,293	$92,051	$245,148

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$78,478	$10,666	$12,625	$44,890	$(5,005)	$(4,765)	$67,735
Net realized gain (loss)	740,093	22,751	46,958	121,196	(5,325)	(18,617)	18,871
Net change in unrealized appreciation
(depreciation)	1,551,327	14,150	28,167	507,609	17,845	70,936	(12,162)
Change in net assets from operations	2,369,898	47,567	87,750	673,695	7,515	47,554	74,444
Share transactions[1]
Proceeds from the sale of shares
Class A	1,455,564	143,292	151,551	470,205	190,414	98,333	224,742
Class I	44,204	5,990	7,398	17,195	9,655	5,128	14,523
Cost of shares redeemed
Class A	(2,443,056)	(337,802)	(344,374)	(908,821)	(213,236)	(209,213)	(526,255)
Class I	(51,350)	(6,120)	(11,237)	(12,826)	(6,601)	(5,953)	(16,974)
Change in net assets from
share transactions	(994,638)	(194,640)	(196,662)	(434,247)	(19,768)	(111,705)	(303,964)
Change in net assets	1,375,260	(147,073)	(108,912)	239,448	(12,253)	(64,151)	(229,520)
Net assets beginning of year	10,322,860	1,452,795	1,430,164	3,759,720	1,030,620	842,376	2,298,755
Net assets end of year	$11,698,120	$1,305,722	$1,321,252	$3,999,168	$1,018,367	$778,225	$2,069,235

[1]Share transactions
Shares sold
Class A	32,188	8,632	8,631	11,847	16,582	8,568	13,942
Class I	968	352	411	425	797	443	855
Shares redeemed
Class A	(53,871)	(20,201)	(19,590)	(22,821)	(18,535)	(18,104)	(32,548)
Class I	(1,104)	(356)	(623)	(313)	(546)	(507)	(990)
Change in shares
Class A	(21,683)	(11,569)	(10,959)	(10,974)	(1,953)	(9,536)	(18,606)
Class I	(136)	(4)	(212)	112	251	(64)	(135)
Purchases and sales of long term
investments
Purchase of securities	$703,580	$26,544	$40,751	$132,045	$48,168	$13,008	$96,747
Proceeds from sales of securities	$1,122,813	$210,512	$218,229	$489,366	$72,924	$129,473	$324,427

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(15,557)	$(11,574)	$1,558	$1,006	$7,274	$5,035	$10,383
Net realized gain (loss)	53,906	17,318	137,739	13,698	239,598	147,065	350,917
Net change in unrealized appreciation
(depreciation)	392,249	189,575	27,748	16,547	58,843	140	(32,020)
Change in net assets from operations	430,598	195,319	167,045	31,251	305,715	152,240	329,280
Share transactions[1]
Proceeds from the sale of shares
Class A	418,745	380,766	126,804	78,428	173,879	120,847	157,145
Class I	21,275	21,298	2,792	861	4,442	1,164	2,599
Cost of shares redeemed
Class A	(779,260)	(659,053)	(315,992)	(143,838)	(600,852)	(439,853)	(723,694)
Class I	(22,460)	(20,135)	(2,980)	(629)	(3,662)	(4,464)	(2,918)
Change in net assets from
share transactions	(361,700)	(277,124)	(189,376)	(65,178)	(426,193)	(322,306)	(566,868)
Change in net assets	68,898	(81,805)	(22,331)	(33,927)	(120,478)	(170,066)	(237,588)
Net assets beginning of year	3,364,594	2,606,033	1,458,731	591,084	3,025,570	2,119,079	3,808,140
Net assets end of year	$3,433,492	$2,524,228	$1,436,400	$557,157	$2,905,092	$1,949,013	$3,570,552

[1]Share transactions
Shares sold
Class A	12,246	13,997	6,268	5,555	8,619	7,004	8,141
Class I	596	748	138	58	216	67	132
Shares redeemed
Class A	(22,819)	(24,316)	(15,659)	(10,214)	(29,762)	(25,496)	(37,560)
Class I	(634)	(707)	(144)	(44)	(179)	(255)	(148)
Change in shares
Class A	(10,573)	(10,319)	(9,391)	(4,659)	(21,143)	(18,492)	(29,419)
Class I	(38)	41	(6)	14	37	(188)	(16)
Purchases and sales of long term
investments
Purchase of securities	$50,418	$64,251	$361,368	$105,247	$742,126	$374,599	$876,896
Proceeds from sales of securities	$427,587	$352,895	$527,229	$167,516	$1,124,141	$680,350	$1,403,493

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund(a)
Operations
Net investment income (loss)	$(176)	$(2,256)	$(2,329)	$(3,818)	$(5,362)	$54,804	$37
Net realized gain (loss)	384,885	42,603	668,072	141,989	452,684	196,219	31
Net change in unrealized appreciation
(depreciation)	(97,551)	(5,508)	(153,062)	(9,285)	(69,141)	208,574	(111)
Change in net assets from operations	287,158	34,839	512,681	128,886	378,181	459,597	(43)
Share transactions[1]
Proceeds from the sale of shares
Class A	152,909	57,362	227,563	62,245	149,043	505,733	3,952
Class I	2,809	646	4,070	307	1,313	6,325	1
Cost of shares redeemed
Class A	(507,590)	(194,100)	(972,841)	(378,598)	(810,399)	(768,674)	(27)
Class I	(3,678)	(523)	(6,569)	(663)	(2,864)	(13,453)	—
Change in net assets from
share transactions	(355,550)	(136,615)	(747,777)	(316,709)	(662,907)	(270,069)	3,926
Change in net assets	(68,392)	(101,776)	(235,096)	(187,823)	(284,726)	189,528	3,883
Net assets beginning of year	2,190,820	787,561	4,356,442	1,908,466	4,092,904	3,691,045	—
Net assets end of year	$2,122,428	$685,785	$4,121,346	$1,720,643	$3,808,178	$3,880,573	$3,883

[1]Share transactions
Shares sold
Class A	4,029	3,708	7,442	3,104	5,851	19,051	399
Class I	72	41	130	15	52	234	—
Shares redeemed
Class A	(13,263)	(12,418)	(31,616)	(18,800)	(31,771)	(28,961)	(3)
Class I	(96)	(33)	(211)	(33)	(112)	(501)	—
Change in shares
Class A	(9,234)	(8,710)	(24,174)	(15,696)	(25,920)	(9,910)	396
Class I	(24)	8	(81)	(18)	(60)	(267)	—
Purchases and sales of long term
investments
Purchase of securities	$716,882	$252,197	$1,380,532	$469,139	$1,109,030	$701,226	$3,994
Proceeds from sales of securities	$1,057,024	$389,977	$2,104,171	$784,656	$1,759,667	$774,552	$1

(a)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Operations
Net investment income (loss)	$48,966	$5,863	$5,230	$6,765	$34,649	$13,736	$19,527
Net realized gain (loss)	71,467	28,845	6,950	23,118	(17,564)	8,138	23,592
Net change in unrealized appreciation
(depreciation)	110,131	1,767	1,098	(1,687)	215,467	17,185	43,854
Change in net assets from operations	230,564	36,475	13,278	28,196	232,552	39,059	86,973
Distributions to shareholders
From distributable earnings
Class A	—	(8,270)	(4,805)	(8,918)	—	—	—
Class I	—	(254)	(224)	(273)	—	—	—
Total distributions to shareholders	—	(8,524)	(5,029)	(9,191)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	154,463	50,754	26,736	38,755	193,574	72,391	94,772
Class I	4,321	2,478	997	1,719	8,180	6,214	4,044
Reinvestment of distributions
Class A	—	8,270	4,805	8,918	—	—	—
Class I	—	254	224	273	—	—	—
Cost of shares redeemed
Class A	(459,241)	(74,672)	(44,589)	(71,118)	(439,950)	(118,820)	(172,812)
Class I	(3,839)	(2,172)	(2,369)	(2,345)	(13,433)	(3,863)	(7,749)
Change in net assets from
share transactions	(304,296)	(15,088)	(14,196)	(23,798)	(251,629)	(44,078)	(81,745)
Change in net assets	(73,732)	12,863	(5,947)	(4,793)	(19,077)	(5,019)	5,228
Net assets beginning of year	2,495,306	334,013	203,265	324,813	2,061,212	556,491	933,097
Net assets end of year	$2,421,574	$346,876	$197,318	$320,020	$2,042,135	$551,472	$938,325

[1]Share transactions
Shares sold
Class A	7,153	3,156	2,180	2,769	12,337	5,590	6,626
Class I	196	155	82	121	507	473	275
Reinvestment of distributions
Class A	—	491	381	612	—	—	—
Class I	—	15	18	19	—	—	—
Shares redeemed
Class A	(21,171)	(4,672)	(3,648)	(5,089)	(27,970)	(9,157)	(12,086)
Class I	(178)	(135)	(188)	(162)	(841)	(288)	(523)
Change in shares
Class A	(14,018)	(1,025)	(1,087)	(1,708)	(15,633)	(3,567)	(5,460)
Class I	18	35	(88)	(22)	(334)	185	(248)
Purchases and sales of long term
investments
Purchase of securities	$392,690	$138,701	$66,677	$115,542	$584,901	$125,973	$222,675
Proceeds from sales of securities	$578,011	$154,179	$78,266	$137,356	$801,777	$156,019	$283,218

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL Bond Index Fund	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Operations
Net investment income (loss)	$36,892	$20,044	$64,974	$48,932	$40,240	$4,604	$13,614
Net realized gain (loss)	(14,873)	(12,773)	58,259	104,660	44,374	48,917	5,151
Net change in unrealized appreciation
(depreciation)	(9,449)	44,802	(37,117)	293,056	124,667	23,600	6,498
Change in net assets from operations	12,570	52,073	86,116	446,648	209,281	77,121	25,263
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(6,349)
Class I	—	—	(88,051)	—	—	—	(8,138)
Total distributions to shareholders	—	—	(88,051)	—	—	—	(14,487)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	—	24,793	54,623
Class I	210,226	104,529	244,743	445,085	405,916	258,091	368,944
Reinvestment of distributions
Class A	—	—	—	—	—	—	6,349
Class I	—	—	88,051	—	—	—	8,138
Cost of shares redeemed
Class A	—	—	—	—	—	(50,101)	(149,897)
Class I	(228,109)	(220,457)	(556,323)	(818,774)	(691,854)	(502,988)	(110,970)
Change in net assets from
share transactions	(17,883)	(115,928)	(223,529)	(373,689)	(285,938)	(270,205)	177,187
Change in net assets	(5,313)	(63,855)	(225,464)	72,959	(76,657)	(193,084)	187,963
Net assets beginning of year	1,039,960	844,712	2,305,357	3,371,284	2,610,779	994,241	932,828
Net assets end of year	$1,034,647	$780,857	$2,079,893	$3,444,243	$2,534,122	$801,157	$1,120,791

[1]Share transactions
Shares sold
Class A	—	—	—	—	—	2,029	6,264
Class I	22,667	12,096	23,849	38,848	38,419	20,139	39,690
Reinvestment of distributions
Class A	—	—	—	—	—	—	708
Class I	—	—	8,692	—	—	—	906
Shares redeemed
Class A	—	—	—	—	—	(4,086)	(17,089)
Class I	(24,557)	(25,325)	(54,023)	(71,581)	(65,719)	(40,245)	(12,741)
Change in shares
Class A	—	—	—	—	—	(2,057)	(10,117)
Class I	(1,890)	(13,229)	(21,482)	(32,733)	(27,300)	(20,106)	27,855
Purchases and sales of long term
investments
Purchase of securities	$67,850	$44,572	$94,354	$559,996	$820,741	$742,265	$900,812
Purchase of U.S. Government securities	673,028 (a)	—	—	—	—	11,641	—
Total purchases	$740,878	$44,572	$94,354	$559,996	$820,741	$753,906	$900,812
Proceeds from sales of securities	$97,024	$141,959	$349,101	$891,458	$1,061,647	$999,783	$745,019
Proceeds from sales of U.S. Government
securities	628,427 (a)	—	—	—	—	24,187	—
Total proceeds from sales	$725,451	$141,959	$349,101	$891,458	$1,061,647	$1,023,970	$745,019
Securities sold short covers	$67,857	$—	$—	$—	$—	$646,055	$—
Securities sold short proceeds	$70,820	$—	$—	$—	$—	$582,966	$—

(a)	Amounts exclude $623,298 and $620,792 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Operations
Net investment income (loss)	$105,546	$10,242	$7,567	$(9,182)	$6,941	$2,668	$5,772
Net realized gain (loss)	(24,755)	6,913	126,299	155,349	160,553	133,067	6,898
Net change in unrealized appreciation
(depreciation)	10,589	16,872	(34,918)	68,305	(1,834)	57,102	84,057
Change in net assets from operations	91,380	34,027	98,948	214,472	165,660	192,837	96,727
Distributions to shareholders
From distributable earnings
Class A	—	(15,433)	—	—	—	—	—
Class I	—	(10,264)	—	—	—	—	—
Total distributions to shareholders	—	(25,697)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	204,524	60,900	73,348	276,960	290,475	6,352	—
Class I	7,293	25,291	63,221	229,864	143,742	826,452	136,066
Proceeds in connection with acquisition
Class A	—	—	—	—	—	6,226	—
Reinvestment of distributions
Class A	—	15,433	—	—	—	—	—
Class I	—	10,264	—	—	—	—	—
Cost of shares redeemed
Class A	(407,902)	(110,923)	(126,318)	(540,534)	(359,133)	(986)	—
Class I	(9,693)	(39,207)	(431,767)	(109,844)	(145,286)	(347,783)	(109,936)
Change in net assets from
share transactions	(205,778)	(38,242)	(421,516)	(143,554)	(70,202)	490,261	26,130
Change in net assets	(114,398)	(29,912)	(322,568)	70,918	95,458	683,098	122,857
Net assets beginning of year	1,213,763	684,027	1,534,930	2,330,350	1,793,748	434,674	376,254
Net assets end of year	$1,099,365	$654,115	$1,212,362	$2,401,268	$1,889,206	$1,117,772	$499,111

[1]Share transactions
Shares sold
Class A	16,022	5,392	3,697	6,912	14,008	375	—
Class I	561	2,188	3,096	5,081	6,500	54,735	5,656
Shares issued in connection with acquisition
Class A	—	—	—	—	—	396	—
Reinvestment of distributions
Class A	—	1,356	—	—	—	—	—
Class I	—	892	—	—	—	—	—
Shares redeemed
Class A	(31,835)	(9,828)	(6,379)	(13,391)	(17,330)	(61)	—
Class I	(744)	(3,406)	(21,447)	(2,459)	(6,722)	(23,159)	(4,546)
Change in shares
Class A	(15,813)	(3,080)	(2,682)	(6,479)	(3,322)	710	—
Class I	(183)	(326)	(18,351)	2,622	(222)	31,576	1,110
Purchases and sales of long term
investments
Purchase of securities	$539,986	$519,076	$598,698	$1,611,825	$548,012	$1,530,802	$117,384
Proceeds from sales of securities	$1,098,713	$571,950	$1,016,753	$1,808,476	$629,180	$1,035,419	$84,747

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund
Operations
Net investment income (loss)	$(26)	$3,961	$(3,186)	$62,136	$18,171	$(11,462)	$45,959
Net realized gain (loss)	740	24,190	(179,307)	202,890	(22,309)	649,141	182,201
Net change in unrealized appreciation
(depreciation)	360	31,056	261,143	(12,147)	(27,595)	664,982	(136,411)
Change in net assets from operations	1,074	59,207	78,650	252,879	(31,733)	1,302,661	91,749
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(62,900)
Class I	—	—	—	—	—	—	(121,226)
Total distributions to shareholders	—	—	—	—	—	—	(184,126)
Share transactions[1]
Proceeds from the sale of shares
Class A	6,003	69,563	93,923	129,439	128,602	808,992	115,619
Class I	404	2,358	3,336	4,094	3,855	84,561	405,752
Reinvestment of distributions
Class A	—	—	—	—	—	—	62,900
Class I	—	—	—	—	—	—	121,226
Cost of shares redeemed
Class A	(3,911)	(126,957)	(245,763)	(577,642)	(302,306)	(1,187,930)	(281,316)
Class I	(523)	(3,248)	(7,272)	(6,315)	(110,211)	(552,558)	(291,134)
Change in net assets from
share transactions	1,973	(58,284)	(155,776)	(450,424)	(280,060)	(846,935)	133,047
Change in net assets	3,047	923	(77,126)	(197,545)	(311,793)	455,726	40,670
Net assets beginning of year	19,026	393,411	756,629	2,813,659	1,023,937	4,377,544	1,889,731
Net assets end of year	$22,073	$394,334	$679,503	$2,616,114	$712,144	$4,833,270	$1,930,401

[1]Share transactions
Shares sold
Class A	518	4,324	7,437	7,464	9,903	9,893	5,820
Class I	36	144	264	229	294	989	19,698
Reinvestment of distributions
Class A	—	—	—	—	—	—	3,385
Class I	—	—	—	—	—	—	6,304
Shares redeemed
Class A	(342)	(7,764)	(19,328)	(33,106)	(23,374)	(14,438)	(14,266)
Class I	(47)	(196)	(562)	(351)	(8,871)	(6,213)	(13,960)
Change in shares
Class A	176	(3,440)	(11,891)	(25,642)	(13,471)	(4,545)	(5,061)
Class I	(11)	(52)	(298)	(122)	(8,577)	(5,224)	12,042
Purchases and sales of long term
investments
Purchase of securities	$11,413	$82,451	$151,679	$3,157,261	$546,287	$1,249,594	$1,051,184
Purchase of U.S. Government securities	—	—	—	671,829	—	—	—
Total purchases	$11,413	$82,451	$151,679	$3,829,090	$546,287	$1,249,594	$1,051,184
Proceeds from sales of securities	$9,683	$130,832	$317,769	$3,418,668	$813,064	$2,115,184	$1,056,978
Proceeds from sales of U.S. Government
securities	—	—	—	733,258	—	—	—
Total proceeds from sales	$9,683	$130,832	$317,769	$4,151,926	$813,064	$2,115,184	$1,056,978
Securities sold short covers	$—	$—	$—	$73,365	$—	$—	$—
Securities sold short proceeds	$—	$—	$—	$83,344	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/ClearBridge Large Cap Growth Fund	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Operations
Net investment income (loss)	$(1,099)	$3,032	$7,464	$9,865	$2,775	$136,952	$31,930
Net realized gain (loss)	266,011	13,730	6,225	176,302	28,836	(78,429)	(17,530)
Net change in unrealized appreciation
(depreciation)	167,331	(17,161)	(1,385)	76,091	20,616	9,554	27,000
Change in net assets from operations	432,243	(399)	12,304	262,258	52,227	68,077	41,400
Distributions to shareholders
From distributable earnings
Class A	—	(4,903)	(7,058)	—	—	—	—
Class I	—	(201)	(569)	—	—	—	—
Total distributions to shareholders	—	(5,104)	(7,627)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	390,415	43,521	77,466	181,727	186,937	227,726	28,742
Class I	86,968	10,660	9,712	22,079	12,444	125,289	75,239
Reinvestment of distributions
Class A	—	4,903	7,058	—	—	—	—
Class I	—	201	569	—	—	—	—
Cost of shares redeemed
Class A	(350,867)	(59,523)	(73,548)	(372,431)	(179,680)	(402,524)	(36,572)
Class I	(556,793)	(107,153)	(6,917)	(102,808)	(8,250)	(248,020)	(327,610)
Change in net assets from
share transactions	(430,277)	(107,391)	14,340	(271,433)	11,451	(297,529)	(260,201)
Change in net assets	1,966	(112,894)	19,017	(9,175)	63,678	(229,452)	(218,801)
Net assets beginning of year	1,615,693	209,968	306,472	1,355,611	597,776	3,023,120	557,007
Net assets end of year	$1,617,659	$97,074	$325,489	$1,346,436	$661,454	$2,793,668	$338,206

[1]Share transactions
Shares sold
Class A	15,367	4,275	6,634	6,688	14,770	17,823	2,423
Class I	3,378	1,112	814	768	967	8,865	6,326
Reinvestment of distributions
Class A	—	482	596	—	—	—	—
Class I	—	19	48	—	—	—	—
Shares redeemed
Class A	(13,551)	(5,968)	(6,265)	(13,718)	(14,466)	(31,422)	(3,074)
Class I	(20,729)	(11,593)	(584)	(3,329)	(646)	(17,680)	(26,829)
Change in shares
Class A	1,816	(1,211)	965	(7,030)	304	(13,599)	(651)
Class I	(17,351)	(10,462)	278	(2,561)	321	(8,815)	(20,503)
Purchases and sales of long term
investments
Purchase of securities	$271,928	$362,055	$76,044	$51,974	$133,721	$1,157,540	$245,982
Purchase of U.S. Government securities	—	—	—	—	—	1,638,621	—
Total purchases	$271,928	$362,055	$76,044	$51,974	$133,721	$2,796,161	$245,982
Proceeds from sales of securities	$682,219	$468,933	$63,559	$314,010	$120,005	$1,305,381	$479,457
Proceeds from sales of U.S. Government
securities	—	—	—	—	—	1,728,093	—
Total proceeds from sales	$682,219	$468,933	$63,559	$314,010	$120,005	$3,033,474	$479,457

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund
Operations
Net investment income (loss)	$81,704	$88,870	$131,881	$68,323	$14,806	$72,549	$69,112
Net realized gain (loss)	226,373	(21,091)	10	(13,850)	23,209	15,216	664,444
Net change in unrealized appreciation
(depreciation)	(77,904)	(13,124)	—	(24,166)	(8,483)	6,740	195,361
Change in net assets from operations	230,173	54,655	131,891	30,307	29,532	94,505	928,917
Distributions to shareholders
From distributable earnings
Class A	—	—	(125,250)	—	—	—	—
Class I	—	—	(6,631)	—	—	—	—
Total distributions to shareholders	—	—	(131,881)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	181,437	125,851	2,413,422	171,640	58,425	134,346	401,271
Class I	21,883	127,112	113,787	69,965	5,475	1,055	10,922
Reinvestment of distributions
Class A	—	—	125,250	—	—	—	—
Class I	—	—	6,631	—	—	—	—
Cost of shares redeemed
Class A	(589,177)	(174,668)	(2,714,006)	(190,280)	(157,506)	(337,789)	(1,345,443)
Class I	(190,958)	(327,553)	(240,277)	(139,153)	(192,259)	(2,658)	(12,274)
Change in net assets from
share transactions	(576,815)	(249,258)	(295,193)	(87,828)	(285,865)	(205,046)	(945,524)
Change in net assets	(346,642)	(194,603)	(295,183)	(57,521)	(256,333)	(110,541)	(16,607)
Net assets beginning of year	2,045,612	2,151,345	2,909,551	1,568,587	756,551	1,545,659	5,082,008
Net assets end of year	$1,698,970	$1,956,742	$2,614,368	$1,511,066	$500,218	$1,435,118	$5,065,401

[1]Share transactions
Shares sold
Class A	7,415	11,774	2,413,422	14,265	3,301	8,519	10,360
Class I	868	11,580	113,787	5,628	311	68	276
Reinvestment of distributions
Class A	—	—	125,250	—	—	—	—
Class I	—	—	6,631	—	—	—	—
Shares redeemed
Class A	(24,088)	(16,363)	(2,714,006)	(15,795)	(8,823)	(21,370)	(34,457)
Class I	(7,658)	(30,175)	(240,277)	(11,169)	(11,022)	(172)	(312)
Change in shares
Class A	(16,673)	(4,589)	(175,334)	(1,530)	(5,522)	(12,851)	(24,097)
Class I	(6,790)	(18,595)	(119,859)	(5,541)	(10,711)	(104)	(36)
Purchases and sales of long term
investments
Purchase of securities	$755,683	$813,282	$293,000	$509,135	$282,230	$558,072	$2,734,741
Purchase of U.S. Government securities	904,202	699,484	112,211	219,954 (a)	—	34,842	—
Total purchases	$1,659,885	$1,512,766	$405,211	$729,089	$282,230	$592,914	$2,734,741
Proceeds from sales of securities	$956,667	$726,198	$149,970	$663,519	$553,965	$709,860	$3,617,970
Proceeds from sales of U.S. Government
securities	894,912	972,480	55,000	199,821 (a)	—	109,767	—
Total proceeds from sales	$1,851,579	$1,698,678	$204,970	$863,340	$553,965	$819,627	$3,617,970
Securities sold short covers	$—	$—	$—	$135,675	$—	$—	$—
Securities sold short proceeds	$—	$—	$—	$136,926	$—	$—	$—

(a)	Amounts exclude $3,474,437 and $3,397,247 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Operations
Net investment income (loss)	$18,881	$7,508	$15,244	$(1,316)	$(9,535)	$26,285	$3,883
Net realized gain (loss)	107,480	110,110	113,365	372,698	149,728	112,229	69,903
Net change in unrealized appreciation
(depreciation)	(84,851)	(86,973)	917	(115,059)	124,878	(57,531)	74,488
Change in net assets from operations	41,510	30,645	129,526	256,323	265,071	80,983	148,274
Distributions to shareholders
From distributable earnings
Class A	—	(32,834)	—	—	—	—	—
Class I	—	(6,439)	—	—	—	—	—
Total distributions to shareholders	—	(39,273)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	303,587	42,393	68,519	140,666	359,233	39,776	202,867
Class I	167,336	15,384	31,431	66,151	9,027	365	13,962
Reinvestment of distributions
Class A	—	32,834	—	—	—	—	—
Class I	—	6,439	—	—	—	—	—
Cost of shares redeemed
Class A	(236,314)	(130,322)	(117,310)	(372,938)	(535,798)	(209,745)	(232,071)
Class I	(227,861)	(302,000)	(332,992)	(343,424)	(9,525)	(866)	(108,925)
Change in net assets from
share transactions	6,748	(335,272)	(350,352)	(509,545)	(177,063)	(170,470)	(124,167)
Change in net assets	48,258	(343,900)	(220,826)	(253,222)	88,008	(89,487)	24,107
Net assets beginning of year	833,665	798,759	1,035,509	1,669,483	1,704,176	1,004,255	884,345
Net assets end of year	$881,923	$454,859	$814,683	$1,416,261	$1,792,184	$914,768	$908,452

[1]Share transactions
Shares sold
Class A	19,312	3,104	4,376	5,023	9,838	2,733	13,034
Class I	10,385	1,116	1,953	2,307	239	25	893
Reinvestment of distributions
Class A	—	2,516	—	—	—	—	—
Class I	—	493	—	—	—	—	—
Shares redeemed
Class A	(15,006)	(9,570)	(7,481)	(13,188)	(14,991)	(14,359)	(14,862)
Class I	(14,264)	(21,751)	(19,920)	(11,499)	(254)	(58)	(6,978)
Change in shares
Class A	4,306	(3,950)	(3,105)	(8,165)	(5,153)	(11,626)	(1,828)
Class I	(3,879)	(20,142)	(17,967)	(9,192)	(15)	(33)	(6,085)
Purchases and sales of long term
investments
Purchase of securities	$854,411	$224,619	$438,350	$208,167	$1,048,112	$932,687	$354,048
Purchase of U.S. Government securities	—	—	—	—	—	25,025	—
Total purchases	$854,411	$224,619	$438,350	$208,167	$1,048,112	$957,712	$354,048
Proceeds from sales of securities	$857,293	$585,242	$763,538	$715,565	$1,229,312	$1,068,314	$486,422
Proceeds from sales of U.S. Government
securities	—	—	—	—	—	24,129	—
Total proceeds from sales	$857,293	$585,242	$763,538	$715,565	$1,229,312	$1,092,443	$486,422
Securities sold short covers	$—	$—	$—	$—	$—	$—	$71,756
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$60,546

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund
Operations
Net investment income (loss)	$(11,936)	$12	$37,873	$22,614	$5,013	$(547)	$32,949
Net realized gain (loss)	448,587	500	(12,097)	177,609	79,069	55,099	(2,037)
Net change in unrealized appreciation
(depreciation)	1,048	331	(11,911)	37,908	(77,947)	94,829	3,175
Change in net assets from operations	437,699	843	13,865	238,131	6,135	149,381	34,087
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(3,818)	(9,001)	(27,233)
Class I	—	—	—	—	(11,681)	(7,011)	(14,972)
Total distributions to shareholders	—	—	—	—	(15,499)	(16,012)	(42,205)
Share transactions[1]
Proceeds from the sale of shares
Class A	537,440	15,714	280,918	124,405	27,107	61,173	216,916
Class I	28,640	27,063	27,959	225,007	39,982	72,483	34,151
Reinvestment of distributions
Class A	—	—	—	—	3,819	9,001	27,233
Class I	—	—	—	—	11,681	7,011	14,972
Cost of shares redeemed
Class A	(751,373)	(595)	(316,663)	(240,336)	(31,294)	(132,839)	(213,612)
Class I	(190,084)	(2,769)	(308,363)	(328,405)	(70,660)	(112,996)	(142,914)
Change in net assets from
share transactions	(375,377)	39,413	(316,149)	(219,329)	(19,365)	(96,167)	(63,254)
Change in net assets	62,322	40,256	(302,284)	18,802	(28,729)	37,202	(71,372)
Net assets beginning of year	3,243,295	—	1,587,090	1,627,538	497,193	708,282	742,917
Net assets end of year	$3,305,617	$40,256	$1,284,806	$1,646,340	$468,464	$745,484	$671,545

[1]Share transactions
Shares sold
Class A	8,179	1,530	21,346	7,063	1,686	3,499	21,041
Class I	417	2,704	1,988	12,728	2,465	4,221	3,286
Reinvestment of distributions
Class A	—	—	—	—	245	470	2,740
Class I	—	—	—	—	746	361	1,497
Shares redeemed
Class A	(11,434)	(57)	(24,137)	(13,547)	(1,949)	(7,777)	(20,750)
Class I	(2,744)	(270)	(22,198)	(18,154)	(4,319)	(6,356)	(13,869)
Change in shares
Class A	(3,255)	1,473	(2,791)	(6,484)	(18)	(3,808)	3,031
Class I	(2,327)	2,434	(20,210)	(5,426)	(1,108)	(1,774)	(9,086)
Purchases and sales of long term
investments
Purchase of securities	$1,816,996	$41,646	$25,869	$360,869	$631,429	$69,298	$521,961
Purchase of U.S. Government securities	—	—	32,103	—	—	—	33,623
Total purchases	$1,816,996	$41,646	$57,972	$360,869	$631,429	$69,298	$555,584
Proceeds from sales of securities	$2,198,434	$1,634	$170,985	$545,723	$651,910	$176,860	$593,012
Proceeds from sales of U.S. Government
securities	—	—	135,985	—	—	—	42,044
Total proceeds from sales	$2,198,434	$1,634	$306,970	$545,723	$651,910	$176,860	$635,056
Securities sold short proceeds	$—	$1,433	$—	$—	$—	$—	$—

(a)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Operations
Net investment income (loss)	$2,529	$5,099	$7,053	$16,119	$48,726	$15,509	$30,415
Net realized gain (loss)	48,824	161,083	12,855	122,895	214,890	96,881	248,909
Net change in unrealized appreciation
(depreciation)	170,594	155,069	30,160	35,236	(148,366)	242,582	(185,164)
Change in net assets from operations	221,947	321,251	50,068	174,250	115,250	354,972	94,160
Share transactions[1]
Proceeds from the sale of shares
Class A	537,289	185,477	112,661	182,635	481,421	385,487	412,184
Class I	9,783	9,699	2,532	7,452	11,909	9,791	11,675
Cost of shares redeemed
Class A	(425,593)	(513,145)	(166,221)	(338,511)	(881,012)	(485,573)	(908,976)
Class I	(8,281)	(13,012)	(4,502)	(11,715)	(14,739)	(10,732)	(13,691)
Change in net assets from
share transactions	113,198	(330,981)	(55,530)	(160,139)	(402,421)	(101,027)	(498,808)
Change in net assets	335,145	(9,730)	(5,462)	14,111	(287,171)	253,945	(404,648)
Net assets beginning of year	535,967	1,570,134	392,387	1,286,305	1,965,239	1,280,605	3,327,064
Net assets end of year	$871,112	$1,560,404	$386,925	$1,300,416	$1,678,068	$1,534,550	$2,922,416

[1]Share transactions
Shares sold
Class A	23,781	4,260	6,612	3,686	12,241	16,773	8,974
Class I	454	219	145	144	295	431	250
Shares redeemed
Class A	(18,878)	(12,022)	(9,832)	(6,798)	(22,849)	(22,161)	(19,676)
Class I	(401)	(295)	(264)	(228)	(367)	(479)	(291)
Change in shares
Class A	4,903	(7,762)	(3,220)	(3,112)	(10,608)	(5,388)	(10,702)
Class I	53	(76)	(119)	(84)	(72)	(48)	(41)
Purchases and sales of long term
investments
Purchase of securities	$358,570	$119,679	$126,123	$138,952	$211,782	$190,956	$90,876
Proceeds from sales of securities	$239,486	$448,639	$172,709	$274,181	$566,550	$271,892	$571,401

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund
Operations
Net investment income (loss)	$2,259	$2,240	$1,568	$17,896	$4,788	$129,978	$40,114
Net realized gain (loss)	14,302	1,042,424	1,345	772,756	(2,912)	731,893	179,610
Net change in unrealized appreciation
(depreciation)	15,951	889,432	(5,432)	953,932	4,525	2,266,027	868,936
Change in net assets from operations	32,512	1,934,096	(2,519)	1,744,584	6,401	3,127,898	1,088,660
Share transactions[1]
Proceeds from the sale of shares
Class A	144,800	1,508,932	58,835	1,556,577	72,701	2,379,127	382,708
Class I	5,837	44,371	2,250	43,735	4,293	2,287	10,183
Cost of shares redeemed
Class A	(120,379)	(1,942,075)	(94,335)	(2,198,875)	(64,318)	(3,262,824)	(1,328,816)
Class I	(3,613)	(39,250)	(2,849)	(50,862)	(4,977)	(3,724)	(22,573)
Change in net assets from
share transactions	26,645	(428,022)	(36,099)	(649,425)	7,699	(885,134)	(958,498)
Change in net assets	59,157	1,506,074	(38,618)	1,095,159	14,100	2,242,764	130,162
Net assets beginning of year	225,166	5,659,986	177,853	7,259,549	189,481	13,160,295	5,004,214
Net assets end of year	$284,323	$7,166,060	$139,235	$8,354,708	$203,581	$15,403,059	$5,134,376

[1]Share transactions
Shares sold
Class A	7,135	27,435	3,461	22,686	5,154	56,000	17,138
Class I	284	770	129	936	307	52	443
Shares redeemed
Class A	(6,095)	(35,391)	(5,581)	(32,171)	(4,682)	(76,783)	(58,866)
Class I	(179)	(685)	(164)	(1,109)	(358)	(85)	(976)
Change in shares
Class A	1,040	(7,956)	(2,120)	(9,485)	472	(20,783)	(41,728)
Class I	105	85	(35)	(173)	(51)	(33)	(533)
Purchases and sales of long term
investments
Purchase of securities	$103,548	$1,233,752	$39,873	$671,738	$47,616	$307,233	$128,382
Proceeds from sales of securities	$75,680	$1,703,815	$75,113	$1,277,737	$34,279	$1,115,863	$1,021,783

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund(a)	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund
Operations
Net investment income (loss)	$11,445	$5,171	$19,992	$269	$1,358	$3,318	$16,780
Net realized gain (loss)	(7,526)	7,317	230,640	2,945	4,767	25,943	196,626
Net change in unrealized appreciation
(depreciation)	91,265	58,925	793	(460)	3,880	43,289	(69,357)
Change in net assets from operations	95,184	71,413	251,425	2,754	10,005	72,550	144,049
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(64,509)
Class I	—	—	—	—	—	—	(46,042)
Total distributions to shareholders	—	—	—	—	—	—	(110,551)
Share transactions[1]
Proceeds from the sale of shares
Class A	305,270	79,205	231,428	5,206	2,658	213,730	173,862
Class I	10,122	2,705	123,042	—	135,587	4,764	116,286
Reinvestment of distributions
Class A	—	—	—	—	—	—	64,509
Class I	—	—	—	—	—	—	46,042
Cost of shares redeemed
Class A	(237,813)	(102,088)	(499,141)	(6,192)	(850)	(130,323)	(372,653)
Class I	(6,878)	(3,202)	(19,793)	—	(20,796)	(4,946)	(145,662)
Change in net assets from
share transactions	70,701	(23,380)	(164,464)	(986)	116,599	83,225	(117,616)
Change in net assets	165,885	48,033	86,961	1,768	126,604	155,775	(84,118)
Net assets beginning of year	399,385	403,301	1,944,678	14,769	—	315,415	1,392,155
Net assets end of year	$565,270	$451,334	$2,031,639	$16,537	$126,604	$471,190	$1,308,037

[1]Share transactions
Shares sold
Class A	14,722	1,915	11,626	397	241	8,708	13,350
Class I	473	63	5,586	—	13,520	187	8,834
Reinvestment of distributions
Class A	—	—	—	—	—	—	4,861
Class I	—	—	—	—	—	—	3,416
Shares redeemed
Class A	(11,946)	(2,465)	(25,165)	(498)	(75)	(5,229)	(28,453)
Class I	(355)	(76)	(960)	—	(1,940)	(196)	(10,614)
Change in shares
Class A	2,776	(550)	(13,539)	(101)	166	3,479	(10,242)
Class I	118	(13)	4,626	—	11,580	(9)	1,636
Purchases and sales of long term
investments
Purchase of securities	$222,343	$11,241	$545,226	$11,579	$223,642	$185,289	$1,051,179
Proceeds from sales of securities	$145,150	$27,412	$688,517	$12,309	$106,141	$98,654	$1,258,134

(a)	Period from commencement of operations April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$2,874	$2,068	$34,847	$37,531	$82,162	$38,710	$43,781
Net realized gain (loss)	4,389	12,108	(14,492)	219,606	(13,297)	(18,301)	(44,987)
Net change in unrealized appreciation
(depreciation)	(1,193)	(3,331)	17,774	96,092	2,004	8,821	33,121
Change in net assets from operations	6,070	10,845	38,129	353,229	70,869	29,230	31,915
Share transactions[1]
Proceeds from the sale of shares
Class A	11,217	75,972	141,102	634,701	338,478	121,689	131,263
Class I	1,726	—	12,428	442,627	48,120	245,874	29,528
Cost of shares redeemed
Class A	(16,706)	(64,879)	(162,538)	(511,230)	(246,961)	(142,053)	(273,798)
Class I	(84,768)	—	(22,728)	(102,223)	(200,501)	(270,044)	(241,190)
Change in net assets from
share transactions	(88,531)	11,093	(31,736)	463,875	(60,864)	(44,534)	(354,197)
Change in net assets	(82,461)	21,938	6,393	817,104	10,005	(15,304)	(322,282)
Net assets beginning of year	120,564	30,927	698,749	1,900,897	1,503,834	884,308	1,404,038
Net assets end of year	$38,103	$52,865	$705,142	$2,718,001	$1,513,839	$869,004	$1,081,756

[1]Share transactions
Shares sold
Class A	675	6,366	11,325	19,898	29,435	10,010	11,462
Class I	104	—	969	13,812	4,121	20,241	2,501
Shares redeemed
Class A	(1,011)	(5,279)	(13,067)	(16,173)	(21,438)	(11,690)	(23,922)
Class I	(5,071)	—	(1,770)	(3,077)	(17,146)	(21,845)	(20,153)
Change in shares
Class A	(336)	1,087	(1,742)	3,725	7,997	(1,680)	(12,460)
Class I	(4,967)	—	(801)	10,735	(13,025)	(1,604)	(17,652)
Purchases and sales of long term
investments
Purchase of securities	$54,728	$59,624	$454,475	$2,091,446	$500,062	$410,372	$39,031
Purchase of U.S. Government securities	—	—	58,044 (a)	—	279,022 (b)	113,560 (c)	450,329 (d)
Total purchases	$54,728	$59,624	$512,519	$2,091,446	$779,084	$523,932	$489,360
Proceeds from sales of securities	$124,862	$34,691	$454,800	$1,614,468	$589,743	$367,912	$102,438
Proceeds from sales of U.S. Government
securities	—	—	61,771 (a)	—	228,275 (b)	130,968 (c)	673,165 (d)
Total proceeds from sales	$124,862	$34,691	$516,571	$1,614,468	$818,018	$498,880	$775,603
Securities sold short covers	$—	$—	$—	$—	$19	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$1,373	$129	$—

(a)	Amounts exclude $998,441 and $1,085,803 of purchases and sales, respectively, of dollar roll transaction securities.
(b)	Amounts exclude $14,151,652 and $14,020,757 of purchases and sales, respectively, of dollar roll transaction securities.
(c)	Amounts exclude $1,922,599 and $1,856,961 of purchases and sales, respectively, of dollar roll transaction securities.
(d)	Amounts exclude $3,026,707 and $2,999,077 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund(a)	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund(b)
Operations
Net investment income (loss)	$100,879	$8,017	$68,600	$3,854	$28,527	$9,486	$441
Net realized gain (loss)	(3,522)	2,426	(12,273)	26,983	282,595	29,874	(220)
Net change in unrealized appreciation
(depreciation)	6,827	(460)	(24,938)	11,634	69,405	18,446	(4,878)
Change in net assets from operations	104,184	9,983	31,389	42,471	380,527	57,806	(4,657)
Share transactions[1]
Proceeds from the sale of shares
Class A	181,092	1,681	129,488	58,110	107,350	72,378	76,249
Class I	114,546	326,250	92,303	2,520	4,210	2,852	480,442
Cost of shares redeemed
Class A	(274,759)	(680)	(150,529)	(120,992)	(487,174)	(123,245)	(2,938)
Class I	(105,280)	(41,643)	(268,180)	(2,212)	(4,661)	(729)	(20,823)
Change in net assets from
share transactions	(84,401)	285,608	(196,918)	(62,574)	(380,275)	(48,744)	532,930
Change in net assets	19,783	295,591	(165,529)	(20,103)	252	9,062	528,273
Net assets beginning of year	1,410,005	—	1,670,027	428,125	2,141,322	518,278	—
Net assets end of year	$1,429,788	$295,591	$1,504,498	$408,022	$2,141,574	$527,340	$528,273

[1]Share transactions
Shares sold
Class A	11,323	160	10,169	6,302	4,712	4,046	7,595
Class I	5,825	32,178	7,041	273	183	157	48,039
Shares redeemed
Class A	(17,170)	(64)	(11,795)	(13,124)	(21,182)	(6,906)	(289)
Class I	(5,595)	(3,968)	(20,893)	(240)	(197)	(41)	(2,059)
Change in shares
Class A	(5,847)	96	(1,626)	(6,822)	(16,470)	(2,860)	7,306
Class I	230	28,210	(13,852)	33	(14)	116	45,980
Purchases and sales of long term
investments
Purchase of securities	$1,038,580	$388,787	$1,206,597	$85,266	$823,765	$172,546	$585,788
Purchase of U.S. Government securities	—	19,352	162,738 (c)	—	—	132,168	—
Total purchases	$1,038,580	$408,139	$1,369,335	$85,266	$823,765	$304,714	$585,788
Proceeds from sales of securities	$1,053,478	$112,712	$1,355,266	$144,962	$1,177,650	$212,544	$54,774
Proceeds from sales of U.S. Government
securities	—	7,151	153,745 (c)	—	—	132,430	—
Total proceeds from sales	$1,053,478	$119,863	$1,509,011	$144,962	$1,177,650	$344,974	$54,774

(a)	Period from commencement of operations April 29, 2024.
(b)	Period from commencement of operations October 21, 2024.
(c)	Amounts exclude $103,527 and $99,358 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund
Operations
Net investment income (loss)	$288,040	$(33,795)	$(12,283)	$45,648	$35,268	$49,954	$84
Net realized gain (loss)	1,444,510	1,592,491	745,849	(6,669)	(22,322)	532,337	(1,365)
Net change in unrealized appreciation
(depreciation)	(98,733)	1,090,774	(252,779)	14,209	26,204	76,230	1,282
Change in net assets from operations	1,633,817	2,649,470	480,787	53,188	39,150	658,521	1
Share transactions[1]
Proceeds from the sale of shares
Class A	2,016,426	874,171	498,942	248,127	70,667	384,249	2,720
Class I	95,285	293,132	41,657	15,634	160,012	240,902	—
Cost of shares redeemed
Class A	(2,477,567)	(2,375,906)	(1,186,798)	(384,355)	(80,197)	(755,175)	(2,334)
Class I	(292,366)	(713,029)	(112,074)	(14,219)	(123,351)	(576,106)	—
Change in net assets from
share transactions	(658,222)	(1,921,632)	(758,273)	(134,813)	27,131	(706,130)	386
Change in net assets	975,595	727,838	(277,486)	(81,625)	66,281	(47,609)	387
Net assets beginning of year	13,354,104	9,481,776	5,416,190	1,198,227	400,318	4,521,939	5,243
Net assets end of year	$14,329,699	$10,209,614	$5,138,704	$1,116,602	$466,599	$4,474,330	$5,630

[1]Share transactions
Shares sold
Class A	76,015	10,646	6,440	23,075	5,897	14,072	338
Class I	3,523	3,372	505	1,409	13,470	8,198	—
Shares redeemed
Class A	(92,808)	(28,737)	(15,278)	(35,731)	(6,685)	(27,638)	(287)
Class I	(10,521)	(8,036)	(1,322)	(1,289)	(10,044)	(19,543)	—
Change in shares
Class A	(16,793)	(18,091)	(8,838)	(12,656)	(788)	(13,566)	51
Class I	(6,998)	(4,664)	(817)	120	3,426	(11,345)	—
Purchases and sales of long term
investments
Purchase of securities	$7,172,530	$3,366,888	$1,168,953	$490,566	$595,746	$2,693,994	$5,720
Purchase of U.S. Government securities	3,973,023	—	—	737,244	—	—	—
Total purchases	$11,145,553	$3,366,888	$1,168,953	$1,227,810	$595,746	$2,693,994	$5,720
Proceeds from sales of securities	$9,166,776	$5,300,406	$1,906,418	$615,220	$574,829	$3,312,393	$4,950
Proceeds from sales of U.S. Government
securities	3,321,534	—	—	718,757	—	—	—
Total proceeds from sales	$12,488,310	$5,300,406	$1,906,418	$1,333,977	$574,829	$3,312,393	$4,950
Securities sold short covers	$74,550	$—	$—	$—	$—	$—	$—
Securities sold short proceeds	$41,796	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Operations
Net investment income (loss)	$3,584	$1,495	$19,445	$6,173	$161,279	$23,454	$11,283
Net realized gain (loss)	125,473	(8,065)	(1,428)	39,222	993,916	68,980	35,240
Net change in unrealized appreciation
(depreciation)	(26,879)	9,779	(3,457)	(58,829)	96,611	39,504	(10,333)
Change in net assets from operations	102,178	3,209	14,560	(13,434)	1,251,806	131,938	36,190
Distributions to shareholders
From distributable earnings
Class A	(17,560)	—	(18,104)	(1,773)	—	—	—
Class I	(26,694)	—	(247)	(2,993)	—	—	—
Total distributions to shareholders	(44,254)	—	(18,351)	(4,766)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	213,220	20,798	40,393	48,208	758,851	81,907	50,449
Class I	314,316	579	1,405	345,785	10,179	26,869	1,306
Reinvestment of distributions
Class A	17,560	—	18,104	1,773	—	—	—
Class I	26,694	—	247	2,993	—	—	—
Cost of shares redeemed
Class A	(218,563)	(33,971)	(85,780)	(153,278)	(1,805,467)	(193,291)	(160,919)
Class I	(176,283)	(20,502)	(1,363)	(75,976)	(18,773)	(209,395)	(1,847)
Change in net assets from
share transactions	176,944	(33,096)	(26,994)	169,505	(1,055,210)	(293,910)	(111,011)
Change in net assets	234,868	(29,887)	(30,785)	151,305	196,596	(161,972)	(74,821)
Net assets beginning of year	1,529,677	79,859	386,504	824,429	8,973,755	1,195,808	672,723
Net assets end of year	$1,764,545	$49,972	$355,719	$975,734	$9,170,351	$1,033,836	$597,902

[1]Share transactions
Shares sold
Class A	14,128	1,628	5,189	4,197	21,236	4,517	5,117
Class I	20,019	45	178	27,796	268	1,432	125
Reinvestment of distributions
Class A	1,133	—	2,354	154	—	—	—
Class I	1,692	—	31	242	—	—	—
Shares redeemed
Class A	(14,438)	(2,642)	(11,010)	(13,288)	(50,336)	(10,642)	(16,133)
Class I	(11,489)	(1,591)	(172)	(5,980)	(499)	(11,390)	(178)
Change in shares
Class A	823	(1,014)	(3,467)	(8,937)	(29,100)	(6,125)	(11,016)
Class I	10,222	(1,546)	37	22,058	(231)	(9,958)	(53)
Purchases and sales of long term
investments
Purchase of securities	$752,455	$103,108	$80,347	$908,940	$4,708,034	$504,562	$508,587
Purchase of U.S. Government securities	—	—	94,838	—	3,873,290	—	—
Total purchases	$752,455	$103,108	$175,185	$908,940	$8,581,324	$504,562	$508,587
Proceeds from sales of securities	$639,370	$145,808	$130,950	$730,349	$5,942,467	$759,679	$606,606
Proceeds from sales of U.S. Government
securities	—	—	77,377	—	3,465,183	—	—
Total proceeds from sales	$639,370	$145,808	$208,327	$730,349	$9,407,650	$759,679	$606,606
Securities sold short covers	$—	$40,575	$95	$—	$426,023	$—	$—
Securities sold short proceeds	$—	$31,039	$95	$—	$490,463	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

JNL/WMC Value Fund
Operations
Net investment income (loss)	$20,835
Net realized gain (loss)	165,047
Net change in unrealized appreciation
(depreciation)	(46,738)
Change in net assets from operations	139,144
Share transactions[1]
Proceeds from the sale of shares
Class A	80,747
Class I	28,789
Cost of shares redeemed
Class A	(183,208)
Class I	(401,392)
Change in net assets from
share transactions	(475,064)
Change in net assets	(335,920)
Net assets beginning of year	1,399,420
Net assets end of year	$1,063,500

[1]Share transactions
Shares sold
Class A	2,392
Class I	809
Shares redeemed
Class A	(5,379)
Class I	(11,227)
Change in shares
Class A	(2,987)
Class I	(10,418)
Purchases and sales of long term
investments
Purchase of securities	$386,802
Proceeds from sales of securities	$847,214

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$49,714	$10,631	$9,242	$(1,973)	$4,367	$(711)	$3,301
Net realized gain (loss)	100,390	(3,269)	2,222	(9,098)	62,078	(24,351)	242,040
Net change in unrealized appreciation
(depreciation)	198,777	5,661	19,281	30,156	95,816	119,459	1,102,651
Change in net assets from operations	348,881	13,023	30,745	19,085	162,261	94,397	1,347,992
Share transactions[1]
Proceeds from the sale of shares
Class A	391,246	247,088	79,278	38,881	182,055	86,458	1,068,594
Class I	8,628	10,034	1,709	1,247	6,494	2,858	27,266
Cost of shares redeemed
Class A	(413,963)	(73,311)	(70,850)	(66,891)	(143,907)	(122,309)	(703,705)
Class I	(10,151)	(3,762)	(1,561)	(1,422)	(5,293)	(2,623)	(20,332)
Change in net assets from
share transactions	(24,240)	180,049	8,576	(28,185)	39,349	(35,616)	371,823
Change in net assets	324,641	193,072	39,321	(9,100)	201,610	58,781	1,719,815
Net assets beginning of year	2,521,679	168,934	351,209	354,665	722,098	615,898	3,370,617
Net assets end of year	$2,846,320	$362,006	$390,530	$345,565	$923,708	$674,679	$5,090,432

[1]Share transactions
Shares sold
Class A	27,083	27,662	6,378	3,978	8,235	5,032	25,128
Class I	570	1,113	136	125	287	161	627
Shares redeemed
Class A	(28,571)	(8,255)	(5,688)	(6,867)	(6,553)	(7,111)	(16,462)
Class I	(667)	(419)	(124)	(142)	(235)	(148)	(460)
Change in shares
Class A	(1,488)	19,407	690	(2,889)	1,682	(2,079)	8,666
Class I	(97)	694	12	(17)	52	13	167

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$91,795	$12,738	$13,741	$50,298	$(4,957)	$(4,815)	$52,161
Net realized gain (loss)	514,585	(26,943)	(262)	4,828	(9,984)	(26,427)	(19,323)
Net change in unrealized appreciation
(depreciation)	1,539,779	217,257	184,633	501,925	63,717	103,399	317,188
Change in net assets from operations	2,146,159	203,052	198,112	557,051	48,776	72,157	350,026
Share transactions[1]
Proceeds from the sale of shares
Class A	1,041,310	133,837	161,367	341,636	150,971	132,565	251,047
Class I	27,080	4,065	6,620	10,501	5,177	5,019	9,345
Cost of shares redeemed
Class A	(1,418,734)	(254,148)	(242,347)	(631,672)	(184,907)	(180,515)	(427,194)
Class I	(22,102)	(3,661)	(4,353)	(10,538)	(5,858)	(4,132)	(10,864)
Change in net assets from
share transactions	(372,446)	(119,907)	(78,713)	(290,073)	(34,617)	(47,063)	(177,666)
Change in net assets	1,773,713	83,145	119,399	266,978	14,159	25,094	172,360
Net assets beginning of year	8,549,147	1,369,650	1,310,765	3,492,742	1,016,461	817,282	2,126,395
Net assets end of year	$10,322,860	$1,452,795	$1,430,164	$3,759,720	$1,030,620	$842,376	$2,298,755

[1]Share transactions
Shares sold
Class A	29,375	9,031	10,427	10,549	13,604	12,564	17,553
Class I	734	267	415	316	446	472	618
Shares redeemed
Class A	(40,074)	(17,176)	(15,575)	(19,568)	(16,720)	(17,247)	(30,072)
Class I	(600)	(241)	(273)	(319)	(504)	(390)	(723)
Change in shares
Class A	(10,699)	(8,145)	(5,148)	(9,019)	(3,116)	(4,683)	(12,519)
Class I	134	26	142	(3)	(58)	82	(105)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(14,338)	$(10,844)	$765	$(1,763)	$425	$(3,602)	$(3,030)
Net realized gain (loss)	(10,661)	(16,576)	51,333	575	93,289	52,559	118,571
Net change in unrealized appreciation
(depreciation)	493,666	380,779	184,964	53,560	358,251	189,175	370,749
Change in net assets from operations	468,667	353,359	237,062	52,372	451,965	238,132	486,290
Share transactions[1]
Proceeds from the sale of shares
Class A	393,965	364,028	127,229	93,121	177,615	129,213	157,809
Class I	14,436	13,755	1,783	2,320	2,636	2,586	1,840
Cost of shares redeemed
Class A	(560,876)	(443,955)	(256,910)	(147,629)	(492,097)	(370,270)	(620,846)
Class I	(17,636)	(12,190)	(2,424)	(1,882)	(4,528)	(1,874)	(1,738)
Change in net assets from
share transactions	(170,111)	(78,362)	(130,322)	(54,070)	(316,374)	(240,345)	(462,935)
Change in net assets	298,556	274,997	106,740	(1,698)	135,591	(2,213)	23,355
Net assets beginning of year	3,066,038	2,331,036	1,351,991	592,782	2,889,979	2,121,292	3,784,785
Net assets end of year	$3,364,594	$2,606,033	$1,458,731	$591,084	$3,025,570	$2,119,079	$3,808,140

[1]Share transactions
Shares sold
Class A	13,697	15,391	7,425	7,211	10,199	8,342	9,300
Class I	483	560	102	177	151	165	107
Shares redeemed
Class A	(19,465)	(18,786)	(15,022)	(11,392)	(28,262)	(23,924)	(36,613)
Class I	(594)	(498)	(140)	(142)	(252)	(119)	(102)
Change in shares
Class A	(5,768)	(3,395)	(7,597)	(4,181)	(18,063)	(15,582)	(27,313)
Class I	(111)	62	(38)	35	(101)	46	5

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/JPMorgan Managed Aggressive Growth Fund(a)	JNL/JPMorgan Managed Conservative Fund(b)	JNL/JPMorgan Managed Growth Fund(c)	JNL/JPMorgan Managed Moderate Fund(d)	JNL/JPMorgan Managed Moderate Growth Fund(e)
Operations
Net investment income (loss)	$54,539	$48,131	$(3,905)	$(2,831)	$(9,150)	$(5,444)	$(10,307)
Net realized gain (loss)	120,561	25,366	89,396	11,100	178,524	46,294	146,903
Net change in unrealized appreciation
(depreciation)	376,326	242,342	333,183	57,309	604,784	180,471	467,055
Change in net assets from operations	551,426	315,839	418,674	65,578	774,158	221,321	603,651
Share transactions[1]
Proceeds from the sale of shares
Class A	395,350	191,825	129,201	67,847	194,428	51,033	124,787
Class I	9,897	4,220	5,912	225	3,255	698	738
Cost of shares redeemed
Class A	(527,852)	(407,663)	(340,326)	(196,385)	(718,374)	(349,646)	(684,853)
Class I	(7,877)	(3,980)	(6,114)	(1,095)	(2,832)	(593)	(1,057)
Change in net assets from
share transactions	(130,482)	(215,598)	(211,327)	(129,408)	(523,523)	(298,508)	(560,385)
Change in net assets	420,944	100,241	207,347	(63,830)	250,635	(77,187)	43,266
Net assets beginning of year	3,270,101	2,395,065	1,983,473	851,391	4,105,807	1,985,653	4,049,638
Net assets end of year	$3,691,045	$2,495,306	$2,190,820	$787,561	$4,356,442	$1,908,466	$4,092,904

[1]Share transactions
Shares sold
Class A	17,440	10,030	4,078	4,686	7,555	2,825	5,627
Class I	429	220	181	15	122	39	33
Shares redeemed
Class A	(23,331)	(21,348)	(10,747)	(13,591)	(27,758)	(19,407)	(30,948)
Class I	(343)	(207)	(188)	(74)	(106)	(33)	(47)
Change in shares
Class A	(5,891)	(11,318)	(6,669)	(8,905)	(20,203)	(16,582)	(25,321)
Class I	86	13	(7)	(59)	16	6	(14)

(a) Effective October 21, 2024, the name of JNL/Goldman Sachs Managed Aggressive Growth Fund was changed to JNL/JPMorgan Managed Aggressive Growth Fund.

(b) Effective October 21, 2024, the name of JNL/Goldman Sachs Managed Conservative Fund was changed to JNL/JPMorgan Managed Conservative Fund.

(c) Effective October 21, 2024, the name of JNL/Goldman Sachs Managed Growth Fund was changed to JNL/JPMorgan Managed Growth Fund.

(d) Effective October 21, 2024, the name of JNL/Goldman Sachs Managed Moderate Fund was changed to JNL/JPMorgan Managed Moderate Fund.

(e) Effective October 21, 2024, the name of JNL/Goldman Sachs Managed Moderate Growth Fund was changed to JNL/JPMorgan Managed Moderate Growth Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL Growth ETF Allocation Fund(a)	JNL Moderate ETF Allocation Fund(b)	JNL Moderate Growth ETF Allocation Fund(c)	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Operations
Net investment income (loss)	$5,789	$5,030	$6,770	$40,826	$12,654	$20,005	$30,745
Net realized gain (loss)	2,335	(293)	1,908	13,761	(3,171)	6,554	(25,568)
Net change in unrealized appreciation
(depreciation)	33,211	13,278	26,166	211,492	41,415	76,879	49,264
Change in net assets from operations	41,335	18,015	34,844	266,079	50,898	103,438	54,441
Distributions to shareholders
From distributable earnings
Class A	(10,317)	(4,388)	(12,386)	—	—	—	—
Class I	(246)	(211)	(375)	—	—	—	—
Total distributions to shareholders	(10,563)	(4,599)	(12,761)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	46,093	34,315	39,692	184,066	85,423	99,374	—
Class I	2,300	915	1,050	9,623	2,567	4,388	161,203
Reinvestment of distributions
Class A	10,317	4,388	12,386	—	—	—	—
Class I	246	211	375	—	—	—	—
Cost of shares redeemed
Class A	(52,141)	(41,403)	(52,656)	(328,090)	(87,456)	(130,563)	—
Class I	(2,120)	(767)	(1,818)	(11,985)	(3,971)	(10,131)	(197,054)
Change in net assets from
share transactions	4,695	(2,341)	(971)	(146,386)	(3,437)	(36,932)	(35,851)
Change in net assets	35,467	11,075	21,112	119,693	47,461	66,506	18,590
Net assets beginning of year	298,546	192,190	303,701	1,941,519	509,030	866,591	1,021,370
Net assets end of year	$334,013	$203,265	$324,813	$2,061,212	$556,491	$933,097	$1,039,960

[1]Share transactions
Shares sold
Class A	3,245	3,021	3,078	13,510	7,264	7,841	—
Class I	159	80	81	690	213	342	18,087
Reinvestment of distributions
Class A	721	384	965	—	—	—	—
Class I	17	18	29	—	—	—	—
Shares redeemed
Class A	(3,665)	(3,639)	(4,084)	(24,118)	(7,445)	(10,325)	—
Class I	(150)	(66)	(139)	(853)	(330)	(778)	(22,178)
Change in shares
Class A	301	(234)	(41)	(10,608)	(181)	(2,484)	—
Class I	26	32	(29)	(163)	(117)	(436)	(4,091)

(a) Effective October 21, 2024, the name of JNL iShares Tactical Growth Fund was changed to JNL Growth ETF Allocation Fund.

(b) Effective October 21, 2024, the name of JNL iShares Tactical Moderate Fund was changed to JNL Moderate ETF Allocation Fund.

(c) Effective October 21, 2024, the name of JNL iShares Tactical Moderate Growth Fund was changed to JNL Moderate Growth ETF Allocation Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$23,843	$65,689	$50,534	$39,576	$7,895	$13,316	$12,381
Net realized gain (loss)	(19,547)	31,490	(94,724)	(136,360)	(26,803)	(35,644)	(16,824)
Net change in unrealized appreciation
(depreciation)	72,669	265,051	527,826	459,589	133,793	111,925	132,305
Change in net assets from operations	76,965	362,230	483,636	362,805	114,885	89,597	127,862
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(8,878)	(11,402)
Class I	—	(63,488)	—	—	—	(5,283)	(6,653)
Total distributions to shareholders	—	(63,488)	—	—	—	(14,161)	(18,055)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	27,921	62,760	51,858
Class I	138,551	264,010	411,520	380,607	37,694	19,408	44,391
Reinvestment of distributions
Class A	—	—	—	—	—	8,878	11,402
Class I	—	63,488	—	—	—	5,283	6,653
Cost of shares redeemed
Class A	—	—	—	—	(52,495)	(123,643)	(75,338)
Class I	(189,734)	(450,265)	(593,232)	(467,650)	(213,776)	(45,467)	(55,669)
Change in net assets from
share transactions	(51,183)	(122,767)	(181,712)	(87,043)	(200,656)	(72,781)	(16,703)
Change in net assets	25,782	175,975	301,924	275,762	(85,771)	2,655	93,104
Net assets beginning of year	818,930	2,129,382	3,069,360	2,335,017	1,080,012	930,173	590,923
Net assets end of year	$844,712	$2,305,357	$3,371,284	$2,610,779	$994,241	$932,828	$684,027

[1]Share transactions
Shares sold
Class A	—	—	—	—	2,484	7,683	5,181
Class I	17,551	28,250	42,911	41,625	3,295	2,354	4,195
Reinvestment of distributions
Class A	—	—	—	—	—	1,110	1,109
Class I	—	6,761	—	—	—	659	641
Shares redeemed
Class A	—	—	—	—	(4,669)	(15,218)	(7,476)
Class I	(24,205)	(48,519)	(61,756)	(51,197)	(18,688)	(5,521)	(5,434)
Change in shares
Class A	—	—	—	—	(2,185)	(6,425)	(1,186)
Class I	(6,654)	(13,508)	(18,845)	(9,572)	(15,393)	(2,508)	(598)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund
Operations
Net investment income (loss)	$11,657	$(8,437)	$7,362	$1,355	$5,264	$31	$5,094
Net realized gain (loss)	5,376	(202,212)	50,355	(3,823)	3,290	(107)	(4,441)
Net change in unrealized appreciation
(depreciation)	160,120	543,653	264,673	80,810	68,070	2,627	38,626
Change in net assets from operations	177,153	333,004	322,390	78,342	76,624	2,551	39,279
Share transactions[1]
Proceeds from the sale of shares
Class A	117,345	295,270	179,210	—	—	8,153	61,364
Class I	58,129	42,194	49,647	100,356	90,736	721	3,589
Cost of shares redeemed
Class A	(114,637)	(360,917)	(257,445)	—	—	(6,075)	(96,799)
Class I	(132,412)	(61,894)	(104,998)	(77,192)	(70,093)	(377)	(3,550)
Change in net assets from
share transactions	(71,575)	(85,347)	(133,586)	23,164	20,643	2,422	(35,396)
Change in net assets	105,578	247,657	188,804	101,506	97,267	4,973	3,883
Net assets beginning of year	1,429,352	2,082,693	1,604,944	333,168	278,987	14,053	389,528
Net assets end of year	$1,534,930	$2,330,350	$1,793,748	$434,674	$376,254	$19,026	$393,411

[1]Share transactions
Shares sold
Class A	6,683	8,165	10,228	—	—	820	4,466
Class I	3,228	1,086	2,724	9,010	4,862	70	257
Shares redeemed
Class A	(6,524)	(10,070)	(14,786)	—	—	(599)	(6,993)
Class I	(7,219)	(1,563)	(5,716)	(7,017)	(3,714)	(35)	(252)
Change in shares
Class A	159	(1,905)	(4,558)	—	—	221	(2,527)
Class I	(3,991)	(477)	(2,992)	1,993	1,148	35	5

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Baillie Gifford International Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$(1,040)	$65,130	$35,538	$(2,777)	$36,031	$35
Net realized gain (loss)	(82,689)	66,479	5,822	141,031	142,169	85,903
Net change in unrealized appreciation
(depreciation)	175,198	238,714	(68,245)	1,395,884	220,844	452,625
Change in net assets from operations	91,469	370,323	(26,885)	1,534,138	399,044	538,563
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(11,385)	—
Class I	—	—	—	—	(17,306)	—
Total distributions to shareholders	—	—	—	—	(28,691)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	165,012	117,458	116,576	457,751	332,625	233,269
Class I	4,208	8,793	30,733	88,392	313,685	85,286
Reinvestment of distributions
Class A	—	—	—	—	11,385	—
Class I	—	—	—	—	17,306	—
Cost of shares redeemed
Class A	(197,181)	(465,361)	(514,593)	(581,575)	(210,775)	(136,981)
Class I	(5,920)	(105,948)	(183,707)	(327,052)	(306,410)	(372,571)
Change in net assets from
share transactions	(33,881)	(445,058)	(550,991)	(362,484)	157,816	(190,997)
Change in net assets	57,588	(74,735)	(577,876)	1,171,654	528,169	347,566
Net assets beginning of year	699,041	2,888,394	1,601,813	3,205,890	1,361,562	1,268,127
Net assets end of year	$756,629	$2,813,659	$1,023,937	$4,377,544	$1,889,731	$1,615,693

[1]Share transactions
Shares sold
Class A	14,500	7,706	9,068	7,802	18,923	12,378
Class I	369	569	2,341	1,407	17,178	4,434
Reinvestment of distributions
Class A	—	—	—	—	619	—
Class I	—	—	—	—	912	—
Shares redeemed
Class A	(17,588)	(30,604)	(40,290)	(9,876)	(11,893)	(7,192)
Class I	(526)	(6,655)	(13,813)	(5,194)	(17,093)	(19,424)
Change in shares
Class A	(3,088)	(22,898)	(31,222)	(2,074)	7,649	5,186
Class I	(157)	(6,086)	(11,472)	(3,787)	997	(14,990)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Operations
Net investment income (loss)	$6,282	$12,600	$2,677	$121,054	$30,687	$76,408	$82,145
Net realized gain (loss)	(3,460)	110,868	11,418	(149,298)	(52,556)	146,584	(111,256)
Net change in unrealized appreciation
(depreciation)	35,086	137,986	65,294	196,833	73,310	237,567	135,864
Change in net assets from operations	37,908	261,454	79,389	168,589	51,441	460,559	106,753
Distributions to shareholders
From distributable earnings
Class A	(4,873)	—	—	—	—	—	—
Class I	(342)	—	—	—	—	—	—
Total distributions to shareholders	(5,215)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	112,598	146,216	189,187	202,762	19,837	237,721	125,604
Class I	9,297	13,806	7,859	419,503	16,220	25,105	384,953
Reinvestment of distributions
Class A	4,873	—	—	—	—	—	—
Class I	342	—	—	—	—	—	—
Cost of shares redeemed
Class A	(64,150)	(279,787)	(162,752)	(340,455)	(29,772)	(354,393)	(164,399)
Class I	(7,128)	(30,418)	(5,695)	(162,150)	(72,333)	(66,969)	(340,585)
Change in net assets from
share transactions	55,832	(150,183)	28,599	119,660	(66,048)	(158,536)	5,573
Change in net assets	88,525	111,271	107,988	288,249	(14,607)	302,023	112,326
Net assets beginning of year	217,947	1,244,340	489,788	2,734,871	571,614	1,743,589	2,039,019
Net assets end of year	$306,472	$1,355,611	$597,776	$3,023,120	$557,007	$2,045,612	$2,151,345

[1]Share transactions
Shares sold
Class A	10,614	6,791	17,202	16,609	1,843	11,668	12,304
Class I	863	591	712	31,333	1,518	1,189	37,110
Reinvestment of distributions
Class A	455	—	—	—	—	—	—
Class I	32	—	—	—	—	—	—
Shares redeemed
Class A	(6,045)	(12,911)	(15,231)	(27,960)	(2,773)	(17,373)	(16,130)
Class I	(673)	(1,284)	(520)	(12,234)	(6,732)	(3,143)	(32,895)
Change in shares
Class A	5,024	(6,120)	1,971	(11,351)	(930)	(5,705)	(3,826)
Class I	222	(693)	192	19,099	(5,214)	(1,954)	4,215

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Cohen & Steers U.S. Realty Fund(a)
Operations
Net investment income (loss)	$62,361	$21,741	$80,308	$92,126	$22,746	$10,155	$5,140
Net realized gain (loss)	(36,046)	(12,407)	(2,726)	101,367	(12,970)	38,716	(22,973)
Net change in unrealized appreciation
(depreciation)	67,338	13,269	43,892	478,781	177,213	91,877	36,984
Change in net assets from operations	93,653	22,603	121,474	672,274	186,989	140,748	19,151
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(9,862)	(2,133)
Class I	—	—	—	—	—	(8,426)	(2,520)
Total distributions to shareholders	—	—	—	—	—	(18,288)	(4,653)
Share transactions[1]
Proceeds from the sale of shares
Class A	128,930	63,349	133,634	262,735	108,299	102,950	30,164
Class I	282,851	26,352	1,728	5,691	86,537	53,238	19,551
Reinvestment of distributions
Class A	—	—	—	—	—	9,862	2,133
Class I	—	—	—	—	—	8,426	2,520
Cost of shares redeemed
Class A	(146,619)	(151,281)	(313,551)	(985,128)	(83,961)	(141,623)	(41,232)
Class I	(79,155)	(121,252)	(2,920)	(7,613)	(111,758)	(77,435)	(43,974)
Change in net assets from
share transactions	186,007	(182,832)	(181,109)	(724,315)	(883)	(44,582)	(30,838)
Change in net assets	279,660	(160,229)	(59,635)	(52,041)	186,106	77,878	(16,340)
Net assets beginning of year	1,288,927	916,780	1,605,294	5,134,049	647,559	720,881	226,308
Net assets end of year	$1,568,587	$756,551	$1,545,659	$5,082,008	$833,665	$798,759	$209,968

[1]Share transactions
Shares sold
Class A	11,264	3,798	9,264	8,355	8,838	8,090	3,328
Class I	23,841	1,541	123	180	6,579	4,073	2,118
Reinvestment of distributions
Class A	—	—	—	—	—	778	236
Class I	—	—	—	—	—	663	277
Shares redeemed
Class A	(12,834)	(9,077)	(21,783)	(31,266)	(6,824)	(11,078)	(4,586)
Class I	(6,780)	(6,985)	(210)	(241)	(8,758)	(6,027)	(4,758)
Change in shares
Class A	(1,570)	(5,279)	(12,519)	(22,911)	2,014	(2,210)	(1,022)
Class I	17,061	(5,444)	(87)	(61)	(2,179)	(1,291)	(2,363)

(a) Effective October 21, 2024, the name of JNL/Heitman U.S. Focused Real Estate Fund was changed to JNL/Cohen & Steers U.S. Realty Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Operations
Net investment income (loss)	$18,369	$(235)	$(6,222)	$23,956	$5,594	$(7,709)	$42,351
Net realized gain (loss)	27,072	107,385	(45,013)	(36,562)	(33,481)	75,446	(10,035)
Net change in unrealized appreciation
(depreciation)	40,001	353,640	237,616	131,977	143,755	547,528	33,000
Change in net assets from operations	85,442	460,790	186,381	119,371	115,868	615,265	65,316
Share transactions[1]
Proceeds from the sale of shares
Class A	79,794	93,855	235,353	41,836	237,739	449,107	201,002
Class I	16,850	23,298	7,904	251	15,141	26,562	23,010
Cost of shares redeemed
Class A	(154,012)	(247,155)	(300,636)	(174,142)	(188,599)	(449,399)	(245,274)
Class I	(49,255)	(79,289)	(4,496)	(604)	(30,963)	(63,332)	(61,149)
Change in net assets from
share transactions	(106,623)	(209,291)	(61,875)	(132,659)	33,318	(37,062)	(82,411)
Change in net assets	(21,181)	251,499	124,506	(13,288)	149,186	578,203	(17,095)
Net assets beginning of year	1,056,690	1,417,984	1,579,670	1,017,543	735,159	2,665,092	1,604,185
Net assets end of year	$1,035,509	$1,669,483	$1,704,176	$1,004,255	$884,345	$3,243,295	$1,587,090

[1]Share transactions
Shares sold
Class A	5,837	4,184	7,693	3,269	17,575	8,193	15,840
Class I	1,202	1,021	244	19	1,116	459	1,701
Shares redeemed
Class A	(11,283)	(11,107)	(9,851)	(13,592)	(14,036)	(8,222)	(19,437)
Class I	(3,490)	(3,466)	(140)	(46)	(2,282)	(1,080)	(4,556)
Change in shares
Class A	(5,446)	(6,923)	(2,158)	(10,323)	3,539	(29)	(3,597)
Class I	(2,288)	(2,445)	104	(27)	(1,166)	(621)	(2,855)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund(a)	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund
Operations
Net investment income (loss)	$24,745	$6,339	$509	$42,022	$1,108	$5,994	$9,206
Net realized gain (loss)	62,449	(2,938)	9,070	(22,925)	4,430	50,243	27,129
Net change in unrealized appreciation
(depreciation)	52,171	71,016	178,351	30,896	134,481	380,384	(29,499)
Change in net assets from operations	139,365	74,417	187,930	49,993	140,019	436,621	6,836
Distributions to shareholders
From distributable earnings
Class A	—	(1,511)	(13,598)	(11,969)	—	—	—
Class I	—	(5,299)	(9,123)	(10,454)	—	—	—
Total distributions to shareholders	—	(6,810)	(22,721)	(22,423)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	113,075	32,015	130,626	201,974	347,221	373,794	108,428
Class I	55,676	15,552	73,410	44,738	9,079	9,761	5,429
Reinvestment of distributions
Class A	—	1,511	13,598	11,969	—	—	—
Class I	—	5,299	9,123	10,454	—	—	—
Cost of shares redeemed
Class A	(223,007)	(26,477)	(116,199)	(173,891)	(120,915)	(343,906)	(290,442)
Class I	(80,909)	(61,184)	(94,862)	(509,623)	(5,760)	(12,505)	(10,277)
Change in net assets from
share transactions	(135,165)	(33,284)	15,696	(414,379)	229,625	27,144	(186,862)
Change in net assets	4,200	34,323	180,905	(386,809)	369,644	463,765	(180,026)
Net assets beginning of year	1,623,338	462,870	527,377	1,129,726	166,323	1,106,369	572,413
Net assets end of year	$1,627,538	$497,193	$708,282	$742,917	$535,967	$1,570,134	$392,387

[1]Share transactions
Shares sold
Class A	7,527	2,194	9,216	20,080	22,028	10,579	7,144
Class I	3,556	1,071	4,902	4,414	613	268	353
Reinvestment of distributions
Class A	—	103	911	1,197	—	—	—
Class I	—	360	602	1,040	—	—	—
Shares redeemed
Class A	(14,848)	(1,822)	(8,200)	(17,292)	(7,386)	(9,598)	(19,136)
Class I	(5,178)	(4,195)	(6,636)	(50,177)	(377)	(344)	(665)
Change in shares
Class A	(7,321)	475	1,927	3,985	14,642	981	(11,992)
Class I	(1,622)	(2,764)	(1,132)	(44,723)	236	(76)	(312)

(a) Effective October 21, 2024, the name of JNL/Lazard International Strategic Equity Fund was changed to JNL/Lazard International Quality Growth Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund
Operations
Net investment income (loss)	$18,538	$64,664	$18,283	$33,735	$2,192	$11,973	$2,343
Net realized gain (loss)	49,987	445,710	34,073	210,500	4,006	215,918	(6,222)
Net change in unrealized appreciation
(depreciation)	107,366	(572,282)	118,402	(202,435)	30,114	1,843,558	26,998
Change in net assets from operations	175,891	(61,908)	170,758	41,800	36,312	2,071,449	23,119
Share transactions[1]
Proceeds from the sale of shares
Class A	161,809	389,818	168,189	345,081	99,701	992,498	97,486
Class I	6,482	15,773	6,044	10,899	2,752	25,010	4,195
Cost of shares redeemed
Class A	(300,859)	(1,283,016)	(428,036)	(760,060)	(99,007)	(935,425)	(133,766)
Class I	(7,108)	(21,106)	(8,798)	(12,743)	(3,396)	(22,621)	(5,052)
Change in net assets from
share transactions	(139,676)	(898,531)	(262,601)	(416,823)	50	59,462	(37,137)
Change in net assets	36,215	(960,439)	(91,843)	(375,023)	36,362	2,130,911	(14,018)
Net assets beginning of year	1,250,090	2,925,678	1,372,448	3,702,087	188,804	3,529,075	191,871
Net assets end of year	$1,286,305	$1,965,239	$1,280,605	$3,327,064	$225,166	$5,659,986	$177,853

[1]Share transactions
Shares sold
Class A	3,893	10,868	9,843	8,383	6,221	25,822	6,437
Class I	151	428	347	261	167	627	273
Shares redeemed
Class A	(7,269)	(36,564)	(25,536)	(18,423)	(6,266)	(24,239)	(8,898)
Class I	(166)	(583)	(510)	(302)	(213)	(565)	(330)
Change in shares
Class A	(3,376)	(25,696)	(15,693)	(10,040)	(45)	1,583	(2,461)
Class I	(15)	(155)	(163)	(41)	(46)	62	(57)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund
Operations
Net investment income (loss)	$22,660	$5,033	$141,066	$49,063	$13,189	$5,546	$24,311
Net realized gain (loss)	857,004	(5,347)	186,326	(40,647)	5,775	6,419	108,009
Net change in unrealized appreciation
(depreciation)	1,586,799	18,468	2,385,570	1,086,206	(64,255)	67,228	87,975
Change in net assets from operations	2,466,463	18,154	2,712,962	1,094,622	(45,291)	79,193	220,295
Share transactions[1]
Proceeds from the sale of shares
Class A	1,575,547	45,147	1,854,438	271,759	87,866	52,504	193,880
Class I	40,812	3,305	358	6,057	4,553	2,594	10,002
Cost of shares redeemed
Class A	(1,143,986)	(58,515)	(2,064,708)	(938,369)	(302,696)	(82,700)	(486,875)
Class I	(33,218)	(4,073)	(1,238)	(10,756)	(6,941)	(2,595)	(12,143)
Change in net assets from
share transactions	439,155	(14,136)	(211,150)	(671,309)	(217,218)	(30,197)	(295,136)
Change in net assets	2,905,618	4,018	2,501,812	423,313	(262,509)	48,996	(74,841)
Net assets beginning of year	4,353,931	185,463	10,658,483	4,580,901	661,894	354,305	2,019,519
Net assets end of year	$7,259,549	$189,481	$13,160,295	$5,004,214	$399,385	$403,301	$1,944,678

[1]Share transactions
Shares sold
Class A	31,061	3,681	55,532	15,250	4,971	1,550	11,562
Class I	1,223	267	10	329	254	78	581
Shares redeemed
Class A	(22,220)	(4,836)	(61,760)	(52,975)	(17,020)	(2,450)	(29,177)
Class I	(979)	(336)	(35)	(598)	(388)	(79)	(712)
Change in shares
Class A	8,841	(1,155)	(6,228)	(37,725)	(12,049)	(900)	(17,615)
Class I	244	(69)	(25)	(269)	(134)	(1)	(131)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund
Operations
Net investment income (loss)	$241	$2,554	$11,318	$11,443	$932	$32,241	$28,201
Net realized gain (loss)	(1,278)	10,293	97,805	(21,305)	1,049	(33,589)	48,712
Net change in unrealized appreciation
(depreciation)	4,693	48,723	179,362	(7,421)	124	64,345	101,015
Change in net assets from operations	3,656	61,570	288,485	(17,283)	2,105	62,997	177,928
Distributions to shareholders
From distributable earnings
Class A	—	—	(37,890)	—	—	—	—
Class I	—	—	(22,897)	—	—	—	—
Total distributions to shareholders	—	—	(60,787)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	6,448	98,636	537,117	9,287	36,282	155,245	561,668
Class I	—	3,290	107,389	15,858	—	6,561	20,211
Reinvestment of distributions
Class A	—	—	37,890	—	—	—	—
Class I	—	—	22,897	—	—	—	—
Cost of shares redeemed
Class A	(2,855)	(75,299)	(200,102)	(29,882)	(24,060)	(153,778)	(699,975)
Class I	—	(1,538)	(129,676)	(240,183)	—	(17,573)	(31,520)
Change in net assets from
share transactions	3,593	25,089	375,515	(244,920)	12,222	(9,545)	(149,616)
Change in net assets	7,249	86,659	603,213	(262,203)	14,327	53,452	28,312
Net assets beginning of year	7,520	228,756	788,942	382,767	16,600	645,297	1,872,585
Net assets end of year	$14,769	$315,415	$1,392,155	$120,564	$30,927	$698,749	$1,900,897

[1]Share transactions
Shares sold
Class A	699	5,035	46,260	572	3,598	13,587	21,012
Class I	—	164	8,914	967	—	564	745
Reinvestment of distributions
Class A	—	—	3,225	—	—	—	—
Class I	—	—	1,921	—	—	—	—
Shares redeemed
Class A	(331)	(3,876)	(17,069)	(1,851)	(2,439)	(13,451)	(26,388)
Class I	—	(78)	(11,034)	(14,781)	—	(1,509)	(1,158)
Change in shares
Class A	368	1,159	32,416	(1,279)	1,159	136	(5,376)
Class I	—	86	(199)	(13,814)	—	(945)	(413)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL Multi-Manager Floating Rate Income Fund(a)	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Operations
Net investment income (loss)	$70,695	$33,897	$55,694	$108,535	$95,677	$57,265	$4,614
Net realized gain (loss)	(31,986)	(42,031)	(89,276)	(25,997)	(81,808)	(56,360)	13,880
Net change in unrealized appreciation
(depreciation)	77,167	75,711	90,563	64,870	154,402	98,706	45,970
Change in net assets from operations	115,876	67,577	56,981	147,408	168,271	99,611	64,464
Share transactions[1]
Proceeds from the sale of shares
Class A	272,639	124,425	111,382	204,349	148,485	129,086	57,885
Class I	175,612	20,104	17,073	8,645	13,724	363,241	1,175
Cost of shares redeemed
Class A	(169,273)	(125,465)	(282,108)	(350,078)	(241,583)	(122,293)	(102,959)
Class I	(137,508)	(133,717)	(35,769)	(12,665)	(66,444)	(112,846)	(1,837)
Change in net assets from
share transactions	141,470	(114,653)	(189,422)	(149,749)	(145,818)	257,188	(45,736)
Change in net assets	257,346	(47,076)	(132,441)	(2,341)	22,453	356,799	18,728
Net assets beginning of year	1,246,488	931,384	1,536,479	1,216,104	1,387,552	1,313,228	409,397
Net assets end of year	$1,503,834	$884,308	$1,404,038	$1,213,763	$1,410,005	$1,670,027	$428,125

[1]Share transactions
Shares sold
Class A	25,602	10,876	10,100	17,566	10,372	10,661	7,266
Class I	16,298	1,741	1,516	726	810	29,628	153
Shares redeemed
Class A	(15,919)	(11,023)	(25,622)	(30,387)	(16,874)	(10,111)	(13,102)
Class I	(12,677)	(11,522)	(3,195)	(1,094)	(3,882)	(9,308)	(235)
Change in shares
Class A	9,683	(147)	(15,522)	(12,821)	(6,502)	550	(5,836)
Class I	3,621	(9,781)	(1,679)	(368)	(3,072)	20,320	(82)

(a) Effective October 21, 2024, the name of JNL/PPM America Floating Rate Income Fund was changed to JNL Multi-Manager Floating Rate Income Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund(a)	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Operations
Net investment income (loss)	$36,473	$8,583	$259,679	$(21,791)	$(5,877)	$45,972	$38,129
Net realized gain (loss)	134,924	3,358	18,501	724,003	405,230	(31,464)	(56,760)
Net change in unrealized appreciation
(depreciation)	67,238	64,720	1,763,167	2,624,433	535,773	51,448	82,496
Change in net assets from operations	238,635	76,661	2,041,347	3,326,645	935,126	65,956	63,865
Share transactions[1]
Proceeds from the sale of shares
Class A	72,415	91,449	2,107,089	818,463	424,691	236,110	102,874
Class I	2,244	1,581	87,541	145,909	24,772	18,000	19,640
Cost of shares redeemed
Class A	(364,067)	(95,837)	(1,640,284)	(1,391,333)	(814,679)	(422,901)	(76,980)
Class I	(4,200)	(1,267)	(125,423)	(640,189)	(44,847)	(459,978)	(232,132)
Change in net assets from
share transactions	(293,608)	(4,074)	428,923	(1,067,150)	(410,063)	(628,769)	(186,598)
Change in net assets	(54,973)	72,587	2,470,270	2,259,495	525,063	(562,813)	(122,733)
Net assets beginning of year	2,196,295	445,691	10,883,834	7,222,281	4,891,127	1,761,040	523,051
Net assets end of year	$2,141,322	$518,278	$13,354,104	$9,481,776	$5,416,190	$1,198,227	$400,318

[1]Share transactions
Shares sold
Class A	3,861	5,963	91,948	13,663	6,392	23,128	9,505
Class I	116	102	3,764	2,274	348	1,722	1,805
Shares redeemed
Class A	(19,400)	(6,287)	(71,615)	(22,912)	(12,274)	(41,382)	(7,032)
Class I	(220)	(82)	(5,411)	(9,802)	(627)	(44,067)	(21,065)
Change in shares
Class A	(15,539)	(324)	20,333	(9,249)	(5,882)	(18,254)	2,473
Class I	(104)	20	(1,647)	(7,528)	(279)	(42,345)	(19,260)

(a) Effective October 21, 2024, the name of JNL/T. Rowe Price Established Growth Fund was changed to JNL/T. Rowe Price Growth Stock Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$60,542	$35	$2,543	$1,837	$20,457	$4,711	$163,360
Net realized gain (loss)	130,619	(501)	42,045	458	(25,328)	(59,378)	337,793
Net change in unrealized appreciation
(depreciation)	310,072	(983)	176,172	4,411	37,083	155,018	571,077
Change in net assets from operations	501,233	(1,449)	220,760	6,706	32,212	100,351	1,072,230
Distributions to shareholders
From distributable earnings
Class A	—	—	(92,741)	—	—	—	—
Class I	—	—	(112,275)	—	—	(240)	—
Total distributions to shareholders	—	—	(205,016)	—	—	(240)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	295,829	4,385	201,187	25,660	29,982	50,637	742,980
Class I	68,484	—	66,952	3,479	1,706	10,506	9,604
Reinvestment of distributions
Class A	—	—	92,741	—	—	—	—
Class I	—	—	112,275	—	—	240	—
Cost of shares redeemed
Class A	(641,749)	(3,429)	(141,111)	(32,298)	(83,206)	(118,647)	(1,403,788)
Class I	(174,385)	—	(157,075)	(55,348)	(1,719)	(25,095)	(9,641)
Change in net assets from
share transactions	(451,821)	956	174,969	(58,507)	(53,237)	(82,359)	(660,845)
Change in net assets	49,412	(493)	190,713	(51,801)	(21,025)	17,752	411,385
Net assets beginning of year	4,472,527	5,736	1,338,964	131,660	407,529	806,677	8,562,370
Net assets end of year	$4,521,939	$5,243	$1,529,677	$79,859	$386,504	$824,429	$8,973,755

[1]Share transactions
Shares sold
Class A	13,156	396	13,435	2,141	4,113	4,903	24,116
Class I	2,820	—	4,416	290	230	951	297
Reinvestment of distributions
Class A	—	—	7,074	—	—	—	—
Class I	—	—	8,423	—	—	21	—
Shares redeemed
Class A	(28,506)	(333)	(9,509)	(2,684)	(11,450)	(11,408)	(45,476)
Class I	(7,157)	—	(10,365)	(4,544)	(231)	(2,214)	(299)
Change in shares
Class A	(15,350)	63	11,000	(543)	(7,337)	(6,505)	(21,360)
Class I	(4,337)	—	2,474	(4,254)	(1)	(1,242)	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/Dreyfus Government Money Market Fund(a)	JNL/WMC Value Fund
Operations
Net investment income (loss)	$28,576	$14,482	$134,516	$26,112
Net realized gain (loss)	37,393	(68,368)	222	94,998
Net change in unrealized appreciation
(depreciation)	8,842	113,636	—	2,067
Change in net assets from operations	74,811	59,750	134,738	123,177
Distributions to shareholders
From distributable earnings
Class A	—	—	(121,882)	—
Class I	—	—	(12,629)	—
Total distributions to shareholders	—	—	(134,511)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	131,248	56,436	1,690,499	96,615
Class I	49,291	751	94,647	21,516
Reinvestment of distributions
Class A	—	—	121,882	—
Class I	—	—	12,629	—
Cost of shares redeemed
Class A	(279,970)	(118,035)	(2,132,169)	(246,822)
Class I	(56,291)	(677)	(244,151)	(53,389)
Change in net assets from
share transactions	(155,722)	(61,525)	(456,663)	(182,080)
Change in net assets	(80,911)	(1,775)	(456,436)	(58,903)
Net assets beginning of year	1,276,719	674,498	3,365,987	1,458,323
Net assets end of year	$1,195,808	$672,723	$2,909,551	$1,399,420

[1]Share transactions
Shares sold
Class A	8,177	6,360	1,690,499	3,289
Class I	3,004	82	94,647	691
Reinvestment of distributions
Class A	—	—	121,882	—
Class I	—	—	12,629	—
Shares redeemed
Class A	(17,570)	(13,241)	(2,132,169)	(8,378)
Class I	(3,411)	(73)	(244,151)	(1,703)
Change in shares
Class A	(9,393)	(6,881)	(319,788)	(5,089)
Class I	(407)	9	(136,875)	(1,012)

(a) Effective October 21, 2024, the name of JNL/WMC Government Money Market Fund was changed to JNL/Dreyfus Government Money Market Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Income and Expense Ratios. Ratios are annualized for periods less than one year. Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses. The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(a)(b)
Class A
12/31/24		15.70	0.31	2.21	2.52	—	—	18.22	16.05	3,209,254	43	(c)	0.61	0.91	1.81
12/31/23		13.79	0.27	1.64	1.91	—	—	15.70	13.85	2,796,135	54	(c)	0.61	0.91	1.88
12/31/22		15.99	0.22	(2.42)	(2.20)	—	—	13.79	(13.76)	2,476,333	42	(c)	0.61	0.91	1.56
12/31/21		13.94	0.19	1.86	2.05	—	—	15.99	14.71	2,787,863	45	(c)	0.61	0.91	1.26
12/31/20		12.44	0.18	1.32	1.50	—	—	13.94	12.06	2,073,720	49	(c)	0.62	0.92	1.43

Class I
12/31/24		16.51	0.39	2.31	2.70	—	—	19.21	16.35	60,404	43	(c)	0.31	0.61	2.13
12/31/23		14.46	0.32	1.73	2.05	—	—	16.51	14.18	50,185	54	(c)	0.31	0.61	2.14
12/31/22		16.71	0.28	(2.53)	(2.25)	—	—	14.46	(13.46)	45,346	42	(c)	0.31	0.61	1.86
12/31/21		14.52	0.25	1.94	2.19	—	—	16.71	15.08	50,294	45	(c)	0.31	0.61	1.59
12/31/20		12.92	0.24	1.36	1.60	—	—	14.52	12.38	36,032	49	(c)	0.32	0.62	1.83

JNL/American Funds Bond Fund of America Fund(a)(d)
Class A
12/31/24		9.22	0.39	(0.31)	0.08	—	—	9.30	0.87	447,706	102	(e)	0.60	0.80	4.17
12/31/23		8.81	0.35	0.06	0.41	—	—	9.22	4.65	348,671	129	(e)	0.60	0.80	3.97
12/31/22		10.11	0.32	(1.62)	(1.30)	—	—	8.81	(12.86)	162,367	77	(e)	0.61	0.81	3.50
12/31/21	(f)	10.00	0.24	(0.13)	0.11	—	—	10.11	1.10	62,772	87	(e)	0.61	0.81	3.47

Class I
12/31/24		9.29	0.42	(0.31)	0.11	—	—	9.40	1.18	18,922	102	(e)	0.30	0.50	4.54
12/31/23		8.86	0.36	0.07	0.43	—	—	9.29	4.85	13,335	129	(e)	0.30	0.50	4.01
12/31/22		10.13	0.51	(1.78)	(1.27)	—	—	8.86	(12.54)	6,567	77	(e)	0.31	0.51	5.55
12/31/21	(f)	10.00	0.16	(0.03)	0.13	—	—	10.13	1.30	1,711	87	(e)	0.31	0.51	2.32

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A: December 31, 2024: 0.91%, 1.21%, 1.51%; December 31, 2023: 0.91%, 1.21%, 1.58%; December 31, 2022: 0.91%, 1.21%, 1.26%; December 31, 2021: 0.91%, 1.21%, 0.96%; December 31, 2020: 0.92%, 1.22%, 1.13%. JNL/American Funds Balanced Fund - Class I: December 31, 2024: 0.61%, 0.91%, 1.83%; December 31, 2023: 0.61%, 0.91%, 1.84%; December 31, 2022: 0.61%, 0.91%, 1.56%; December 31, 2021: 0.61%, 0.91%, 1.29%; December 31, 2020: 0.62%, 0.92%, 1.53%.

(c)	Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 145%, 124%, 118%, 159%, and 129% in 2020, 2021, 2022, 2023, and 2024 respectively.
(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Bond Fund of America Fund - Class A: December 31, 2024: 0.84%, 1.04%, 3.93%; December 31, 2023: 0.80%, 1.00%, 3.77%; December 31, 2022: 0.81%, 1.01%, 3.30%; December 31, 2021: 0.87%, 1.07%, 3.21%. JNL/American Funds Bond Fund of America Fund - Class I: December 31, 2024: 0.54%, 0.74%, 4.30%; December 31, 2023: 0.50%, 0.70%, 3.81%; December 31, 2022: 0.51%, 0.71%, 5.35%; December 31, 2021: 0.57%, 0.77%, 2.06%.

(e)	Portfolio turnover including dollar roll transactions for JNL/American Funds Bond Fund of America Fund was 456%, 415%, 545%, and 398% in 2021, 2022, 2023 and 2024 respectively.
(f)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Capital Income Builder Fund(a)(b)
Class A
12/31/24	13.21	0.42	0.87	1.29	—	—	14.50	9.77	425,545	49	(c)	0.68	0.93	2.99
12/31/23	12.17	0.31	0.73	1.04	—	—	13.21	8.55	382,448	59	(c)	0.68	0.93	2.53
12/31/22	13.16	0.31	(1.30)	(0.99)	—	—	12.17	(7.52)	343,933	48	(c)	0.68	0.93	2.51
12/31/21	11.49	0.30	1.37	1.67	—	—	13.16	14.53	275,274	60	(c)	0.68	0.93	2.44
12/31/20	11.05	0.27	0.17	0.44	—	—	11.49	3.98	181,763	110	(c)	0.65	0.93	2.59

Class I
12/31/24	13.44	0.47	0.88	1.35	—	—	14.79	10.04	9,228	49	(c)	0.38	0.63	3.29
12/31/23	12.34	0.36	0.74	1.10	—	—	13.44	8.91	8,082	59	(c)	0.38	0.63	2.87
12/31/22	13.31	0.34	(1.31)	(0.97)	—	—	12.34	(7.29)	7,276	48	(c)	0.38	0.63	2.71
12/31/21	11.58	0.35	1.38	1.73	—	—	13.31	14.94	7,313	60	(c)	0.38	0.63	2.77
12/31/20	11.11	0.30	0.17	0.47	—	—	11.58	4.23	4,553	110	(c)	0.35	0.63	2.83

JNL/American Funds Capital World Bond Fund(a)(d)
Class A
12/31/24	10.19	0.19	(0.53)	(0.34)	—	—	9.85	(3.34)	297,167	54	(e)	0.57	1.00	1.86
12/31/23	9.63	(0.06)	0.62	0.56	—	—	10.19	5.82	340,882	110	(e)	0.58	1.01	(0.58)
12/31/22	11.73	(0.03)	(2.07)	(2.10)	—	—	9.63	(17.90)	350,084	114	(e)	0.57	1.00	(0.28)
12/31/21	12.39	0.16	(0.82)	(0.66)	—	—	11.73	(5.33)	480,867	64	(e)	0.57	1.00	1.34
12/31/20	11.31	0.10	0.98	1.08	—	—	12.39	9.55	505,412	88	(e)	0.56	1.00	0.88

Class I
12/31/24	10.43	0.24	(0.55)	(0.31)	—	—	10.12	(2.97)	4,714	54	(e)	0.27	0.70	2.29
12/31/23	9.83	(0.03)	0.63	0.60	—	—	10.43	6.10	4,683	110	(e)	0.28	0.71	(0.28)
12/31/22	11.94	0.00	(2.11)	(2.11)	—	—	9.83	(17.67)	4,581	114	(e)	0.27	0.70	0.01
12/31/21	12.57	0.22	(0.85)	(0.63)	—	—	11.94	(5.01)	4,955	64	(e)	0.27	0.70	1.81
12/31/20	11.44	0.16	0.97	1.13	—	—	12.57	9.88	3,664	88	(e)	0.26	0.70	1.37

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: December 31, 2024: 0.95%, 1.20%, 2.72%; December 31, 2023: 0.94%, 1.19%, 2.27%; December 31, 2022: 0.94%, 1.19%, 2.25%; December 31, 2021: 0.95%, 1.20%, 2.17%; December 31, 2020: 1.00%, 1.28%, 2.24%. JNL/American Funds Capital Income Builder Fund - Class I: December 31, 2024: 0.65%, 0.90%, 3.02%; December 31, 2023: 0.64%, 0.89%, 2.61%; December 31, 2022: 0.64%, 0.89%, 2.45%; December 31, 2021: 0.65%, 0.90%, 2.50%; December 31, 2020: 0.70%, 0.98%, 2.48%.

(c)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 184%, 93%, 126%, 149%, and 107% in 2020, 2021, 2022, 2023, and 2024 respectively.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital World Bond Fund - Class A: December 31, 2024: 1.05%, 1.48%, 1.38%; December 31, 2023: 1.06%, 1.49%, (1.06)%; December 31, 2022: 1.05%, 1.48%, (0.76)%; December 31, 2021: 1.07%, 1.50%, 0.84%; December 31, 2020: 1.08%, 1.52%, 0.36%. JNL/American Funds Capital World Bond Fund - Class I: December 31, 2024: 0.75%, 1.18%, 1.81%; December 31, 2023: 0.76%, 1.19%, (0.76)%; December 31, 2022: 0.75%, 1.18%, (0.47)%; December 31, 2021: 0.77%, 1.20%, 1.31%; December 31, 2020: 0.78%, 1.22%, 0.85%.

(e)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund's Master Fund was 145%, 91%, 188%, 286%, and 269% in 2020, 2021, 2022, 2023, and 2024 respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Global Growth Fund(a)(b)
Class A
12/31/24	24.12	0.30	2.89	3.19	—	—	27.31	13.23	1,002,366	41	0.65	1.05	1.13
12/31/23	19.75	0.12	4.25	4.37	—	—	24.12	22.13	899,358	29	0.65	1.05	0.52
12/31/22	26.35	0.06	(6.66)	(6.60)	—	—	19.75	(25.05)	703,263	29	0.62	1.05	0.30
12/31/21	22.70	0.01	3.64	3.65	—	—	26.35	16.08	985,836	18	0.55	1.05	0.05
12/31/20	17.45	0.02	5.23	5.25	—	—	22.70	30.09	751,772	17	0.56	1.06	0.09

Class I
12/31/24	24.56	0.39	2.94	3.33	—	—	27.89	13.56	26,948	41	0.35	0.75	1.42
12/31/23	20.05	0.19	4.32	4.51	—	—	24.56	22.49	24,350	29	0.35	0.75	0.84
12/31/22	26.67	0.13	(6.75)	(6.62)	—	—	20.05	(24.82)	18,835	29	0.32	0.75	0.61
12/31/21	22.90	0.09	3.68	3.77	—	—	26.67	16.46	26,529	18	0.25	0.75	0.37
12/31/20	17.56	0.08	5.26	5.34	—	—	22.90	30.41	15,648	17	0.26	0.76	0.44

JNL/American Funds Global Small Capitalization Fund(a)(c)
Class A
12/31/24	18.57	0.12	0.26	0.38	—	—	18.95	2.05	603,674	47	0.59	1.05	0.63
12/31/23	16.04	(0.02)	2.55	2.53	—	—	18.57	15.77	663,233	36	0.59	1.05	(0.12)
12/31/22	22.85	(0.10)	(6.71)	(6.81)	—	—	16.04	(29.80)	606,245	40	0.58	1.05	(0.58)
12/31/21	21.48	(0.13)	1.50	1.37	—	—	22.85	6.38	915,287	29	0.55	1.05	(0.55)
12/31/20	16.61	(0.06)	4.93	4.87	—	—	21.48	29.32	881,265	38	0.55	1.05	(0.35)

Class I
12/31/24	19.12	0.18	0.26	0.44	—	—	19.56	2.30	10,835	47	0.29	0.75	0.92
12/31/23	16.47	0.03	2.62	2.65	—	—	19.12	16.09	11,446	36	0.29	0.75	0.20
12/31/22	23.39	(0.05)	(6.87)	(6.92)	—	—	16.47	(29.59)	9,653	40	0.28	0.75	(0.28)
12/31/21	21.92	(0.06)	1.53	1.47	—	—	23.39	6.71	13,636	29	0.25	0.75	(0.25)
12/31/20	16.89	(0.01)	5.04	5.03	—	—	21.92	29.78	7,815	38	0.25	0.75	(0.06)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: December 31, 2024: 1.06%, 1.46%, 0.72%; December 31, 2023: 1.06%, 1.46%, 0.11%; December 31, 2022: 1.08%, 1.51%, (0.16)%; December 31, 2021: 1.09%, 1.59%, (0.49)%; December 31, 2020: 1.12%, 1.62%, (0.47)%. JNL/American Funds Global Growth Fund - Class I: December 31, 2024: 0.76%, 1.16%, 1.01%; December 31, 2023: 0.76%, 1.16%, 0.43%; December 31, 2022: 0.78%, 1.21%, 0.15%; December 31, 2021: 0.79%, 1.29%, (0.17)%; December 31, 2020: 0.82%, 1.32%, (0.12)%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Small Capitalization Fund - Class A: December 31, 2024: 1.26%, 1.72%, (0.04%); December 31, 2023: 1.24%, 1.70%, (0.77)%; December 31, 2022: 1.27%, 1.74%, (1.27)%; December 31, 2021: 1.29%, 1.79%, (1.29)%; December 31, 2020: 1.30%, 1.80%, (1.10)%. JNL/American Funds Global Small Capitalization Fund - Class I: December 31, 2024: 0.96%, 1.42%, 0.25%; December 31, 2023: 0.94%, 1.40%, (0.45)%; December 31, 2022: 0.97%, 1.44%, (0.97)%; December 31, 2021: 0.99%, 1.49%, (0.99)%; December 31, 2020: 1.00%, 1.50%, (0.81)%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Fund(a)(b)
Class A
12/31/24	49.43	0.02	15.43	15.45	—	—	64.88	31.26	6,725,296	23	0.56	1.00	0.03
12/31/23	35.81	0.03	13.59	13.62	—	—	49.43	38.03	4,989,869	23	0.55	1.00	0.07
12/31/22	51.27	0.02	(15.48)	(15.46)	—	—	35.81	(30.15)	3,304,086	29	0.56	1.01	0.04
12/31/21	42.16	(0.03)	9.14	9.11	—	—	51.27	21.61	4,479,365	25	0.56	1.01	(0.05)
12/31/20	27.81	0.01	14.34	14.35	—	—	42.16	51.60	3,076,624	32	0.58	1.03	0.04

Class I
12/31/24	50.40	0.20	15.74	15.94	—	—	66.34	31.63	141,371	23	0.26	0.70	0.34
12/31/23	36.40	0.16	13.84	14.00	—	—	50.40	38.46	100,563	23	0.25	0.70	0.37
12/31/22	51.96	0.15	(15.71)	(15.56)	—	—	36.40	(29.95)	66,531	29	0.26	0.71	0.36
12/31/21	42.60	(0.16)	9.52	9.36	—	—	51.96	21.97	83,443	25	0.26	0.71	(0.33)
12/31/20	28.02	0.11	14.47	14.58	—	—	42.60	52.03	51,111	32	0.28	0.73	0.34

JNL/American Funds Growth-Income Fund(a)(c)
Class A
12/31/24	39.95	0.31	9.18	9.49	—	—	49.44	23.75	11,530,490	45	0.63	0.93	0.69
12/31/23	31.79	0.35	7.81	8.16	—	—	39.95	25.67	10,182,250	26	0.63	0.93	0.98
12/31/22	38.22	0.30	(6.73)	(6.43)	—	—	31.79	(16.82)	8,441,976	25	0.63	0.93	0.90
12/31/21	30.91	0.26	7.05	7.31	—	—	38.22	23.65	10,486,513	24	0.63	0.93	0.74
12/31/20	27.33	0.26	3.32	3.58	—	—	30.91	13.10	8,561,939	33	0.64	0.94	0.98

Class I
12/31/24	41.11	0.47	9.46	9.93	—	—	51.04	24.15	167,630	45	0.33	0.63	1.00
12/31/23	32.62	0.48	8.01	8.49	—	—	41.11	26.03	140,610	26	0.33	0.63	1.32
12/31/22	39.10	0.41	(6.89)	(6.48)	—	—	32.62	(16.57)	107,171	25	0.33	0.63	1.21
12/31/21	31.53	0.40	7.17	7.57	—	—	39.10	24.01	127,876	24	0.33	0.63	1.13
12/31/20	27.79	0.40	3.34	3.74	—	—	31.53	13.46	87,382	33	0.34	0.64	1.44

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: December 31, 2024: 0.90%, 1.34%, (0.31%); December 31, 2023: 0.90%, 1.35%, (0.28)%; December 31, 2022: 0.91%, 1.36%, (0.31)%; December 31, 2021: 0.90%, 1.35%, (0.39)%; December 31, 2020: 0.93%, 1.38%, (0.31)%. JNL/American Funds Growth Fund - Class I: December 31, 2024: 0.60%, 1.04%, 0.00%; December 31, 2023: 0.60%, 1.05%, 0.02%; December 31, 2022: 0.61%, 1.06%, 0.01%; December 31, 2021: 0.60%, 1.05%, (0.67)%; December 31, 2020: 0.63%, 1.08%, (0.01)%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: December 31, 2024: 0.91%, 1.21%, 0.41%; December 31, 2023: 0.92%, 1.22%, 0.69%; December 31, 2022: 0.92%, 1.22%, 0.61%; December 31, 2021: 0.92%, 1.22%, 0.45%; December 31, 2020: 0.93%, 1.23%, 0.69%. JNL/American Funds Growth-Income Fund - Class I: December 31, 2024: 0.61%, 0.91%, 0.72%; December 31, 2023: 0.62%, 0.92%, 1.03%; December 31, 2022: 0.62%, 0.92%, 0.92%; December 31, 2021: 0.62%, 0.92%, 0.84%; December 31, 2020: 0.63%, 0.93%, 1.15%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds International Fund(a)(b)
Class A
12/31/24	15.72	0.12	0.31	0.43	—	—	16.15	2.74	1,287,633	35	0.64	1.14	0.73
12/31/23	13.63	0.13	1.96	2.09	—	—	15.72	15.33	1,435,176	28	0.64	1.14	0.89
12/31/22	17.27	0.19	(3.83)	(3.64)	—	—	13.63	(21.08)	1,354,785	42	0.64	1.14	1.32
12/31/21	17.59	0.36	(0.68)	(0.32)	—	—	17.27	(1.82)	1,828,116	44	0.63	1.13	2.02
12/31/20	15.49	0.04	2.06	2.10	—	—	17.59	13.56	1,937,861	40	0.63	1.13	0.26

Class I
12/31/24	16.15	0.19	0.30	0.49	—	—	16.64	3.03	18,089	35	0.34	0.84	1.09
12/31/23	13.95	0.19	2.01	2.20	—	—	16.15	15.77	17,619	28	0.34	0.84	1.25
12/31/22	17.63	0.25	(3.93)	(3.68)	—	—	13.95	(20.87)	14,865	42	0.34	0.84	1.69
12/31/21	17.91	0.48	(0.76)	(0.28)	—	—	17.63	(1.56)	17,376	44	0.33	0.83	2.61
12/31/20	15.72	0.10	2.09	2.19	—	—	17.91	13.93	14,166	40	0.33	0.83	0.65

JNL/American Funds New World Fund(a)(c)
Class A
12/31/24	16.58	0.16	0.85	1.01	—	—	17.59	6.09	1,291,750	55	0.69	1.34	0.88
12/31/23	14.36	0.15	2.07	2.22	—	—	16.58	15.46	1,398,840	36	0.69	1.34	0.98
12/31/22	18.51	0.13	(4.28)	(4.15)	—	—	14.36	(22.42)	1,285,794	40	0.69	1.34	0.87
12/31/21	17.72	0.08	0.71	0.79	—	—	18.51	4.46	1,742,316	43	0.68	1.33	0.42
12/31/20	14.40	(0.06)	3.38	3.32	—	—	17.72	23.06	1,646,066	70	0.68	1.34	(0.43)

Class I
12/31/24	17.00	0.22	0.88	1.10	—	—	18.10	6.47	29,502	55	0.39	1.04	1.20
12/31/23	14.68	0.21	2.11	2.32	—	—	17.00	15.80	31,324	36	0.39	1.04	1.34
12/31/22	18.87	0.19	(4.38)	(4.19)	—	—	14.68	(22.20)	24,971	40	0.39	1.04	1.24
12/31/21	18.01	0.15	0.71	0.86	—	—	18.87	4.78	30,047	43	0.38	1.03	0.80
12/31/20	14.59	(0.02)	3.44	3.42	—	—	18.01	23.44	21,146	70	0.38	1.04	(0.12)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: December 31, 2024: 1.16%, 1.66%, 0.21%; December 31, 2023: 1.17%, 1.67%, 0.36%; December 31, 2022: 1.18%, 1.68%, 0.78%; December 31, 2021: 1.18%, 1.68%, 1.47%; December 31, 2020: 1.18%, 1.68%, (0.29)%. JNL/American Funds International Fund - Class I: December 31, 2024: 0.86%, 1.36%, 0.57%; December 31, 2023: 0.87%, 1.37%, 0.72%; December 31, 2022: 0.88%, 1.38%, 1.15%; December 31, 2021: 0.88%, 1.38%, 2.06%; December 31, 2020: 0.88%, 1.38%, 0.10%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: December 31, 2024: 1.26%, 1.91%, 0.31%; December 31, 2023: 1.26%, 1.91%, 0.41%; December 31, 2022: 1.26%, 1.91%, 0.30%; December 31, 2021: 1.24%, 1.89%, (0.14)%; December 31, 2020: 1.32%, 1.98%, (1.07)%. JNL/American Funds New World Fund - Class I: December 31, 2024: 0.96%, 1.61%, 0.63%; December 31, 2023: 0.96%, 1.61%, 0.77%; December 31, 2022: 0.96%, 1.61%, 0.67%; December 31, 2021: 0.94%, 1.59%, 0.24%; December 31, 2020: 1.02%, 1.68%, (0.76)%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Washington Mutual Investors Fund(a)(b)
Class A
12/31/24	35.79	0.45		6.22	6.67	—	—	42.46	18.64	3,936,890	31		0.66	0.96	1.12
12/31/23	30.62	0.46		4.71	5.17	—	—	35.79	16.88	3,711,485	29		0.66	0.96	1.42
12/31/22	33.61	0.45		(3.44)	(2.99)	—	—	30.62	(8.90)	3,451,516	30		0.66	0.96	1.47
12/31/21	26.40	0.31		6.90	7.21	—	—	33.61	27.31	3,975,111	90		0.64	0.96	1.04
12/31/20	24.35	0.32		1.73	2.05	—	—	26.40	8.42	3,305,413	40		0.59	0.97	1.38

Class I
12/31/24	36.84	0.63		6.36	6.99	—	—	43.83	18.97	62,278	31		0.36	0.66	1.52
12/31/23	31.42	0.60		4.82	5.42	—	—	36.84	17.25	48,235	29		0.36	0.66	1.80
12/31/22	34.39	0.60		(3.57)	(2.97)	—	—	31.42	(8.64)	41,226	30		0.36	0.66	1.90
12/31/21	26.93	0.44		7.02	7.46	—	—	34.39	27.70	39,478	90		0.34	0.66	1.43
12/31/20	24.77	0.46		1.70	2.16	—	—	26.93	8.72	23,182	40		0.29	0.67	1.96

JNL/Mellon Bond Index Fund(c)(d)(e)
Class A
12/31/24	11.46	(0.06)		0.14	0.08	—	—	11.54	0.70	994,145	76	(f)	0.49	0.56	(0.49)
12/31/23	10.92	(0.05)		0.59	0.54	—	—	11.46	4.95	1,009,660	75	(f)	0.49	0.56	(0.49)
12/31/22	12.63	(0.06)		(1.65)	(1.71)	—	—	10.92	(13.54)	995,894	104	(f)	0.49	0.56	(0.49)
12/31/21	12.91	(0.00)	(g)	(0.28)	(0.28)	—	—	12.63	(2.17)	1,294,812	33	(f)	0.51	0.56	(0.03)
12/31/20	12.06	0.20		0.65	0.85	—	—	12.91	7.05	1,158,877	81	(f)	0.56	0.56	1.58

Class I
12/31/24	12.05	(0.02)		0.14	0.12	—	—	12.17	1.00	24,222	76	(f)	0.19	0.26	(0.19)
12/31/23	11.45	(0.02)		0.62	0.60	—	—	12.05	5.24	20,960	75	(f)	0.19	0.26	(0.19)
12/31/22	13.20	(0.02)		(1.73)	(1.75)	—	—	11.45	(13.26)	20,567	104	(f)	0.19	0.26	(0.19)
12/31/21	13.44	0.18		(0.42)	(0.24)	—	—	13.20	(1.79)	25,144	33	(f)	0.25	0.26	1.35
12/31/20	12.53	0.25		0.66	0.91	—	—	13.44	7.26	264,938	81	(f)	0.26	0.26	1.90

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Washington Mutual Investors Fund - Class A: December 31, 2024: 0.92%, 1.22%, 0.86%; December 31, 2023: 0.93%, 1.23%, 1.15%; December 31, 2022: 0.92%, 1.22%, 1.21%; December 31, 2021: 0.95%, 1.27%, 0.73%; December 31, 2020: 1.02%, 1.40%, 0.95%. JNL/American Funds Washington Mutual Investors Fund - Class I: December 31, 2024: 0.62%, 0.92%, 1.26%; December 31, 2023: 0.63%, 0.93%, 1.53%; December 31, 2022: 0.62%, 0.92%, 1.64%; December 31, 2021: 0.65%, 0.97%, 1.12%; December 31, 2020: 0.72%, 1.10%, 1.53%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Bond Index Fund - Class A: December 31, 2024: 0.56%, 0.63%, (0.56%); December 31, 2023: 0.57%, 0.64%, (0.57)%; December 31, 2022: 0.56%, 0.63%, (0.56)%; December 31, 2021: 0.56%, 0.61%, (0.08)%. JNL/Mellon Bond Index Fund - Class I: December 31, 2024: 0.26%, 0.33%, (0.26%); December 31, 2023: 0.27%, 0.34%, (0.27)%; December 31, 2022: 0.26%, 0.33%, (0.26)%; December 31, 2021: 0.30%, 0.31%, 1.30%.

(d)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(e)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(f)	Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was 140% ,105%, 204%, 123%, and 136% in 2020, 2021, 2022, 2023, and 2024 respectively.
(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Emerging Markets Index Fund(a)(b)(c)
Class A
12/31/24	10.97	(0.07)	0.68	0.61	—	—	11.58	5.56	759,410	5	0.58	0.73	(0.58)
12/31/23	10.04	(0.06)	0.99	0.93	—	—	10.97	9.26	823,901	12	0.58	0.72	(0.58)
12/31/22	12.39	(0.06)	(2.29)	(2.35)	—	—	10.04	(18.97)	801,260	7	0.57	0.72	(0.57)
12/31/21	12.84	(0.01)	(0.44)	(0.45)	—	—	12.39	(3.50)	1,049,682	19	0.62	0.72	(0.09)
12/31/20	11.30	0.14	1.78	1.92	(0.38)	—	12.84	17.10	1,128,963	11	0.74	0.74	1.35

Class I
12/31/24	11.16	(0.03)	0.69	0.66	—	—	11.82	5.91	18,815	5	0.23	0.43	(0.23)
12/31/23	10.18	(0.02)	1.00	0.98	—	—	11.16	9.63	18,475	12	0.23	0.42	(0.23)
12/31/22	12.51	(0.02)	(2.31)	(2.33)	—	—	10.18	(18.63)	16,022	7	0.22	0.42	(0.22)
12/31/21	12.92	0.03	(0.44)	(0.41)	—	—	12.51	(3.17)	19,232	19	0.26	0.42	0.23
12/31/20	11.36	0.17	1.81	1.98	(0.42)	—	12.92	17.55	14,781	11	0.40	0.44	1.59

JNL/Mellon International Index Fund(b)(c)(d)
Class A
12/31/24	15.39	0.48	(0.03)	0.45	—	—	15.84	2.92	2,011,954	4	0.51	0.60	2.99
12/31/23	13.13	0.33	1.93	2.26	—	—	15.39	17.21	2,241,068	7	0.51	0.60	2.34
12/31/22	15.72	0.30	(2.53)	(2.23)	(0.03)	(0.33)	13.13	(14.20)	2,075,890	2	0.51	0.61	2.21
12/31/21	14.23	0.02	1.47	1.49	—	—	15.72	10.47	2,590,032	6	0.53	0.61	0.10
12/31/20	13.80	0.23	0.82	1.05	(0.47)	(0.15)	14.23	7.70	1,453,177	3	0.63	0.63	1.78

Class I
12/31/24	16.26	0.58	(0.05)	0.53	—	—	16.79	3.26	57,281	4	0.21	0.30	3.40
12/31/23	13.83	0.41	2.02	2.43	—	—	16.26	17.57	57,687	7	0.21	0.30	2.73
12/31/22	16.53	0.37	(2.66)	(2.29)	(0.08)	(0.33)	13.83	(13.91)	50,505	2	0.21	0.31	2.64
12/31/21	14.92	0.31	1.30	1.61	—	—	16.53	10.79	55,074	6	0.30	0.32	1.95
12/31/20	14.44	0.28	0.86	1.14	(0.51)	(0.15)	14.92	8.02	280,274	3	0.33	0.33	2.08

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Emerging Markets Index Fund - Class A: December 31, 2024: 0.77%, 0.92%, (0.77%); December 31, 2023: 0.74%, 0.88%, (0.74)%; December 31, 2022: 0.73%, 0.88%, (0.73)%; December 31, 2021: 0.74%, 0.84%, (0.23)%. JNL/Mellon Emerging Markets Index Fund - Class I: December 31, 2024: 0.42%, 0.62%, (0.42%); December 31, 2023: 0.39%, 0.58%, (0.39)%; December 31, 2022: 0.38%, 0.58%, (0.38)%; December 31, 2021: 0.38%, 0.53%, 0.08%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon International Index Fund - Class A: December 31, 2024: 0.61%, 0.70%, 2.89%; December 31, 2023: 0.61%, 0.70%, 2.24%; December 31, 2022: 0.61%, 0.71%, 2.11%; December 31, 2021: 0.61%, 0.69%, 0.02%. JNL/Mellon International Index Fund - Class I: December 31, 2024: 0.31%, 0.40%, 3.30%; December 31, 2023: 0.31%, 0.40%, 2.63%; December 31, 2022: 0.31%, 0.41%, 2.54%; December 31, 2021: 0.38%, 0.41%, 1.87%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 400 MidCap Index Fund(a)(b)(c)
Class A
12/31/24	31.57	(0.16)	4.37	4.21	—	—	35.78	13.34	3,350,878	16	0.46	0.54	(0.46)
12/31/23	27.26	(0.13)	4.44	4.31	—	—	31.57	15.81	3,290,675	19	0.46	0.54	(0.46)
12/31/22	31.53	(0.13)	(4.14)	(4.27)	—	—	27.26	(13.54)	2,999,247	12	0.46	0.54	(0.46)
12/31/21	25.40	(0.05)	6.18	6.13	—	—	31.53	24.13	3,778,288	13	0.49	0.54	(0.18)
12/31/20	22.48	0.21	2.71	2.92	—	—	25.40	12.99	3,147,797	27	0.56	0.56	1.02

Class I
12/31/24	32.71	(0.06)	4.53	4.47	—	—	37.18	13.67	82,614	16	0.16	0.24	(0.16)
12/31/23	28.17	(0.05)	4.59	4.54	—	—	32.71	16.12	73,919	19	0.16	0.24	(0.16)
12/31/22	32.48	(0.05)	(4.26)	(4.31)	—	—	28.17	(13.27)	66,791	12	0.16	0.24	(0.16)
12/31/21	26.08	0.16	6.24	6.40	—	—	32.48	24.54	71,747	13	0.23	0.25	0.53
12/31/20	23.01	0.28	2.79	3.07	—	—	26.08	13.34	299,838	27	0.26	0.26	1.32

JNL/Mellon Small Cap Index Fund(b)(c)(d)
Class A
12/31/24	26.28	(0.13)	2.24	2.11	—	—	28.39	8.03	2,453,475	32	0.46	0.54	(0.46)
12/31/23	22.74	(0.11)	3.65	3.54	—	—	26.28	15.57	2,541,868	36	0.46	0.54	(0.46)
12/31/22	27.28	(0.11)	(4.43)	(4.54)	—	—	22.74	(16.64)	2,277,127	23	0.46	0.54	(0.46)
12/31/21	21.63	(0.04)	5.69	5.65	—	—	27.28	26.12	2,916,059	20	0.49	0.55	(0.17)
12/31/20	19.52	0.15	1.96	2.11	—	—	21.63	10.81	2,384,433	26	0.57	0.57	0.90

Class I
12/31/24	27.23	(0.05)	2.32	2.27	—	—	29.50	8.34	70,753	32	0.16	0.24	(0.16)
12/31/23	23.49	(0.04)	3.78	3.74	—	—	27.23	15.92	64,165	36	0.16	0.24	(0.16)
12/31/22	28.09	(0.04)	(4.56)	(4.60)	—	—	23.49	(16.38)	53,909	23	0.16	0.24	(0.16)
12/31/21	22.21	0.15	5.73	5.88	—	—	28.09	26.47	64,789	20	0.23	0.25	0.59
12/31/20	19.98	0.21	2.02	2.23	—	—	22.21	11.16	293,522	26	0.27	0.27	1.20

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon S&P 400 MidCap Index Fund - Class A: December 31, 2024: 0.56%, 0.64%, (0.56%); December 31, 2023: 0.56%, 0.64%, (0.56)%; December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.62%, (0.23)%. JNL/Mellon S&P 400 MidCap Index Fund - Class I: December 31, 2024: 0.26%, 0.34%, (0.26%); December 31, 2023: 0.26%, 0.34%, (0.26)%; December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.31%, 0.34%, 0.49%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Small Cap Index Fund - Class A: December 31, 2024: 0.56%, 0.64%, (0.56%); December 31, 2023: 0.56%, 0.64%, (0.56)%; December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.63%, (0.21)%. JNL/Mellon Small Cap Index Fund - Class I: December 31, 2024: 0.26%, 0.34%, (0.26%); December 31, 2023: 0.26%, 0.34%, (0.26)%; December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.32%, 0.34%, 0.54%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Aggressive Growth Allocation Fund
Class A
12/31/24	18.70	0.02	2.21	2.23	—	—	20.93	11.93	1,419,924	24	0.45	0.45	0.10
12/31/23	15.79	0.01	2.90	2.91	—	—	18.70	18.43	1,443,953	17	0.45	0.45	0.05
12/31/22	19.69	(0.02)	(3.88)	(3.90)	—	—	15.79	(19.81)	1,338,935	24	0.45	0.45	(0.11)
12/31/21	17.06	(0.02)	2.65	2.63	—	—	19.69	15.42	1,811,184	12	0.45	0.45	(0.09)
12/31/20	14.66	0.06	2.34	2.40	—	—	17.06	16.37	1,635,883	18	0.45	0.45	0.42

Class I
12/31/24	19.05	0.09	2.25	2.34	—	—	21.39	12.28	16,476	24	0.15	0.15	0.42
12/31/23	16.03	0.06	2.96	3.02	—	—	19.05	18.84	14,778	17	0.15	0.15	0.36
12/31/22	19.94	0.03	(3.94)	(3.91)	—	—	16.03	(19.61)	13,056	24	0.15	0.15	0.20
12/31/21	17.23	0.05	2.66	2.71	—	—	19.94	15.73	16,062	12	0.15	0.15	0.24
12/31/20	14.76	0.12	2.35	2.47	—	—	17.23	16.73	11,031	18	0.15	0.15	0.83

JNL Conservative Allocation Fund
Class A
12/31/24	13.66	0.02	0.74	0.76	—	—	14.42	5.56	549,352	18	0.48	0.48	0.17
12/31/23	12.50	(0.04)	1.20	1.16	—	—	13.66	9.28	583,918	24	0.48	0.48	(0.30)
12/31/22	14.40	(0.05)	(1.85)	(1.90)	—	—	12.50	(13.19)	586,691	21	0.47	0.47	(0.39)
12/31/21	13.88	(0.06)	0.58	0.52	—	—	14.40	3.75	772,404	25	0.47	0.47	(0.40)
12/31/20	12.91	(0.05)	1.02	0.97	—	—	13.88	7.51	795,519	48	0.48	0.48	(0.39)

Class I
12/31/24	13.92	0.07	0.75	0.82	—	—	14.74	5.89	7,805	18	0.18	0.18	0.49
12/31/23	12.70	0.00	1.22	1.22	—	—	13.92	9.61	7,166	24	0.18	0.18	0.00
12/31/22	14.58	(0.01)	(1.87)	(1.88)	—	—	12.70	(12.89)	6,091	21	0.17	0.17	(0.09)
12/31/21	14.01	(0.01)	0.58	0.57	—	—	14.58	4.07	7,338	25	0.17	0.17	(0.10)
12/31/20	12.99	(0.01)	1.03	1.02	—	—	14.01	7.85	6,096	48	0.18	0.18	(0.09)

JNL Growth Allocation Fund
Class A
12/31/24	18.87	0.05	1.95	2.00	—	—	20.87	10.60	2,883,231	25	0.44	0.44	0.24
12/31/23	16.19	0.00	2.68	2.68	—	—	18.87	16.55	3,006,573	12	0.44	0.44	0.01
12/31/22	19.90	(0.02)	(3.69)	(3.71)	—	—	16.19	(18.64)	2,872,055	24	0.44	0.44	(0.10)
12/31/21	17.59	(0.03)	2.34	2.31	—	—	19.90	13.13	2,690,208	12	0.44	0.44	(0.14)
12/31/20	15.25	0.04	2.30	2.34	—	—	17.59	15.34	2,505,592	22	0.45	0.45	0.28

Class I
12/31/24	19.23	0.12	1.98	2.10	—	—	21.33	10.92	21,861	25	0.14	0.14	0.59
12/31/23	16.45	0.05	2.73	2.78	—	—	19.23	16.90	18,997	12	0.14	0.14	0.30
12/31/22	20.16	0.03	(3.74)	(3.71)	—	—	16.45	(18.40)	17,924	24	0.14	0.14	0.19
12/31/21	17.76	0.03	2.37	2.40	—	—	20.16	13.51	18,538	12	0.14	0.14	0.17
12/31/20	15.35	0.10	2.31	2.41	—	—	17.76	15.70	14,620	22	0.15	0.15	0.65

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Allocation Fund
Class A
12/31/24	16.50	0.04		1.22	1.26	—	—	17.76	7.64		1,939,523	18	0.45	0.45	0.24
12/31/23	14.74	(0.03)		1.79	1.76	—	—	16.50	11.94		2,107,115	15	0.45	0.45	(0.17)
12/31/22	17.28	(0.04)		(2.50)	(2.54)	—	—	14.74	(14.70)		2,111,337	18	0.44	0.44	(0.29)
12/31/21	16.09	(0.05)		1.24	1.19	—	—	17.28	7.40		2,742,062	10	0.44	0.44	(0.28)
12/31/20	14.47	(0.01)		1.63	1.62	—	—	16.09	11.20		2,744,458	27	0.45	0.45	(0.04)

Class I
12/31/24	16.82	0.09		1.25	1.34	—	—	18.16	7.97		9,490	18	0.15	0.15	0.52
12/31/23	14.98	0.02		1.82	1.84	—	—	16.82	12.28		11,964	15	0.15	0.15	0.15
12/31/22	17.51	0.00		(2.53)	(2.53)	—	—	14.98	(14.45)		9,955	18	0.14	0.14	0.01
12/31/21	16.25	0.00		1.26	1.26	—	—	17.51	7.75		16,802	10	0.14	0.14	0.03
12/31/20	14.56	0.04		1.65	1.69	—	—	16.25	11.61		13,677	27	0.15	0.15	0.27

JNL Moderate Growth Allocation Fund
Class A
12/31/24	18.22	0.05		1.62	1.67	—	—	19.89	9.17		3,556,552	23	0.44	0.44	0.28
12/31/23	16.02	(0.01)		2.21	2.20	—	—	18.22	13.73		3,795,039	10	0.44	0.44	(0.08)
12/31/22	19.02	(0.04)		(2.96)	(3.00)	—	—	16.02	(15.77)	(a)	3,773,388	20	0.44	0.44	(0.22)
12/31/21	17.25	(0.04)		1.81	1.77	—	—	19.02	10.26		5,043,334	10	0.43	0.43	(0.21)
12/31/20	15.30	0.02		1.93	1.95	—	—	17.25	12.75		5,015,320	30	0.44	0.44	0.16

Class I
12/31/24	18.57	0.12		1.64	1.76	—	—	20.33	9.48		14,000	23	0.14	0.14	0.60
12/31/23	16.28	0.04		2.25	2.29	—	—	18.57	14.07		13,101	10	0.14	0.14	0.24
12/31/22	19.27	0.02		(3.01)	(2.99)	—	—	16.28	(15.52)	(a)	11,397	20	0.14	0.14	0.11
12/31/21	17.43	0.02		1.82	1.84	—	—	19.27	10.56		11,257	10	0.13	0.13	0.12
12/31/20	15.40	0.07		1.96	2.03	—	—	17.43	13.18		7,961	30	0.14	0.14	0.47

JNL/JPMorgan Managed Aggressive Growth Fund(b)
Class A
12/31/24	34.91	(0.00)	(c)	4.76	4.76	—	—	39.67	13.64		2,108,698	32	0.44	0.45	(0.01)
12/31/23	28.57	(0.06)		6.40	6.34	—	—	34.91	22.19		2,177,912	7	0.44	0.45	(0.19)
12/31/22	36.70	(0.07)		(8.06)	(8.13)	—	—	28.57	(22.15)		1,972,728	24	0.44	0.44	(0.22)
12/31/21	31.55	(0.12)		5.27	5.15	—	—	36.70	16.32		2,764,501	7	0.44	0.44	(0.33)
12/31/20	26.27	(0.05)		5.33	5.28	—	—	31.55	20.10		2,556,014	15	0.45	0.45	(0.21)

Class I
12/31/24	35.57	0.12		4.86	4.98	—	—	40.55	14.00		13,730	32	0.14	0.15	0.32
12/31/23	29.02	0.04		6.51	6.55	—	—	35.57	22.57		12,908	7	0.14	0.15	0.11
12/31/22	37.18	0.02		(8.18)	(8.16)	—	—	29.02	(21.95)		10,745	24	0.14	0.14	0.08
12/31/21	31.86	(0.01)		5.33	5.32	—	—	37.18	16.70		17,774	7	0.14	0.14	(0.02)
12/31/20	26.45	0.02		5.39	5.41	—	—	31.86	20.45		12,732	15	0.15	0.15	0.07

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL Moderate Growth Allocation Fund: (15.83)% and (15.57)%.

(b)	Effective October 21, 2024, JNL/Goldman Sachs Managed Aggressive Growth Fund name was changed to JNL/JPMorgan Managed Aggressive Growth Fund.
(c)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Managed Conservative Fund(a)
Class A
12/31/24	15.23	(0.05)		0.76	0.71	—	—	15.94	4.66	683,269	34	0.45	0.47	(0.30)
12/31/23	14.03	(0.05)		1.25	1.20	—	—	15.23	8.55	785,291	21	0.46	0.47	(0.34)
12/31/22	16.43	(0.05)		(2.35)	(2.40)	—	—	14.03	(14.61)	848,466	26	0.46	0.46	(0.37)
12/31/21	15.84	(0.07)		0.66	0.59	—	—	16.43	3.72	1,153,647	9	0.45	0.45	(0.41)
12/31/20	14.56	(0.02)		1.30	1.28	—	—	15.84	8.79	1,225,287	31	0.46	0.46	(0.12)

Class I
12/31/24	15.48	0.00		0.78	0.78	—	—	16.26	5.04	2,516	34	0.15	0.17	0.00
12/31/23	14.22	(0.01)		1.27	1.26	—	—	15.48	8.86	2,270	21	0.16	0.17	(0.05)
12/31/22	16.61	(0.01)		(2.38)	(2.39)	—	—	14.22	(14.39)	2,925	26	0.16	0.16	(0.07)
12/31/21	15.95	(0.02)		0.68	0.66	—	—	16.61	4.14	2,270	9	0.15	0.15	(0.10)
12/31/20	14.62	0.02		1.31	1.33	—	—	15.95	9.10	1,977	31	0.16	0.16	0.17

JNL/JPMorgan Managed Growth Fund(b)
Class A
12/31/24	28.39	(0.02)		3.53	3.51	—	—	31.90	12.36	4,097,877	32	0.43	0.44	(0.06)
12/31/23	23.65	(0.06)		4.80	4.74	—	—	28.39	20.04	4,333,280	7	0.44	0.44	(0.22)
12/31/22	29.99	(0.06)		(6.28)	(6.34)	—	—	23.65	(21.14)	4,086,945	23	0.43	0.43	(0.24)
12/31/21	26.20	(0.10)		3.89	3.79	—	—	29.99	14.47	5,774,474	8	0.43	0.43	(0.34)
12/31/20	22.07	(0.06)		4.19	4.13	—	—	26.20	18.71	5,669,291	18	0.43	0.43	(0.27)

Class I
12/31/24	28.93	0.08		3.59	3.67	—	—	32.60	12.69	23,469	32	0.13	0.14	0.26
12/31/23	24.02	0.02		4.89	4.91	—	—	28.93	20.44	23,162	7	0.14	0.14	0.09
12/31/22	30.37	0.02		(6.37)	(6.35)	—	—	24.02	(20.91)	18,862	23	0.13	0.13	0.07
12/31/21	26.45	(0.00)	(c)	3.92	3.92	—	—	30.37	14.82	23,033	8	0.13	0.13	(0.01)
12/31/20	22.22	0.01		4.22	4.23	—	—	26.45	19.04	14,635	18	0.13	0.13	0.05

JNL/JPMorgan Managed Moderate Fund(d)
Class A
12/31/24	19.23	(0.04)		1.40	1.36	—	—	20.59	7.07	1,717,593	25	0.44	0.45	(0.21)
12/31/23	17.14	(0.05)		2.14	2.09	—	—	19.23	12.19	1,905,275	14	0.45	0.45	(0.28)
12/31/22	20.53	(0.05)		(3.34)	(3.39)	—	—	17.14	(16.51)	1,982,926	19	0.44	0.44	(0.28)
12/31/21	19.23	(0.07)		1.37	1.30	—	—	20.53	6.76	2,736,669	9	0.44	0.44	(0.36)
12/31/20	17.11	(0.04)		2.16	2.12	—	—	19.23	12.39	2,869,173	24	0.44	0.44	(0.22)

Class I
12/31/24	19.59	0.02		1.43	1.45	—	—	21.04	7.40	3,050	25	0.14	0.15	0.10
12/31/23	17.41	0.00		2.18	2.18	—	—	19.59	12.52	3,191	14	0.15	0.15	0.02
12/31/22	20.79	0.00		(3.38)	(3.38)	—	—	17.41	(16.26)	2,727	19	0.14	0.14	0.01
12/31/21	19.42	(0.01)		1.38	1.37	—	—	20.79	7.05	4,091	9	0.14	0.14	(0.07)
12/31/20	17.23	0.01		2.18	2.19	—	—	19.42	12.71	4,289	24	0.14	0.14	0.08

(a)	Effective October 21, 2024, JNL/Goldman Sachs Managed Conservative Fund name was changed to JNL/JPMorgan Managed Conservative Fund.
(b)	Effective October 21, 2024, JNL/Goldman Sachs Managed Moderate Growth Fund name was changed to JNL/JPMorgan Managed Moderate Growth Fund.
(c)	Amount represents less than $0.005.
(d)	Effective October 21, 2024, JNL/Goldman Sachs Managed Moderate Fund name was changed to JNL/JPMorgan Managed Moderate Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Managed Moderate Growth Fund(a)
Class A
12/31/24		23.93	(0.03)		2.36	2.33	—	—	26.26	9.74	3,801,630	28	0.43	0.44	(0.13)
12/31/23		20.63	(0.06)		3.36	3.30	—	—	23.93	16.00	4,085,479	9	0.44	0.44	(0.25)
12/31/22		25.45	(0.06)		(4.76)	(4.82)	—	—	20.63	(18.94)	4,042,965	22	0.43	0.43	(0.28)
12/31/21		22.96	(0.09)		2.58	2.49	—	—	25.45	10.84	5,651,746	7	0.43	0.43	(0.35)
12/31/20		19.87	(0.06)		3.15	3.09	—	—	22.96	15.55	5,790,692	20	0.43	0.43	(0.30)

Class I
12/31/24		24.39	0.04		2.41	2.45	—	—	26.84	10.05	6,548	28	0.13	0.14	0.17
12/31/23		20.96	0.01		3.42	3.43	—	—	24.39	16.36	7,425	9	0.14	0.14	0.05
12/31/22		25.78	0.01		(4.83)	(4.82)	—	—	20.96	(18.70)	6,673	22	0.13	0.13	0.03
12/31/21		23.19	(0.01)		2.60	2.59	—	—	25.78	11.17	9,286	7	0.13	0.13	(0.03)
12/31/20		20.01	(0.00)	(b)	3.18	3.18	—	—	23.19	15.89	5,618	20	0.13	0.13	(0.01)

JNL/American Funds Growth Allocation Fund
Class A
12/31/24		24.60	0.38		2.77	3.15	—	—	27.75	12.80	3,830,258	18	0.63	0.63	1.42
12/31/23		20.98	0.36		3.26	3.62	—	—	24.60	17.25	3,639,848	25	0.63	0.63	1.57
12/31/22		26.00	0.29		(5.31)	(5.02)	—	—	20.98	(19.31)	3,228,401	13	0.63	0.63	1.30
12/31/21		22.88	0.17		2.95	3.12	—	—	26.00	13.64	4,149,730	47	0.63	0.63	0.68
12/31/20		19.06	0.17		3.65	3.82	—	—	22.88	20.04	3,498,159	18	0.64	0.64	0.85

Class I
12/31/24		25.08	0.46		2.83	3.29	—	—	28.37	13.12	50,315	18	0.33	0.33	1.69
12/31/23		21.33	0.44		3.31	3.75	—	—	25.08	17.58	51,197	25	0.33	0.33	1.92
12/31/22		26.35	0.37		(5.39)	(5.02)	—	—	21.33	(19.05)	41,700	13	0.33	0.33	1.66
12/31/21		23.12	0.26		2.97	3.23	—	—	26.35	13.97	48,924	47	0.33	0.33	1.05
12/31/20		19.20	0.30		3.62	3.92	—	—	23.12	20.42	31,660	18	0.34	0.34	1.52

JNL/American Funds Moderate Allocation Fund
Class A
12/31/24	(c)	10.00	0.29		(0.47)	(0.18)	—	—	9.82	(1.80)	3,882	0	0.65	0.65	14.68

Class I
12/31/24	(c)	10.00	0.17		(0.35)	(0.18)	—	—	9.82	(1.80)	1	0	0.37	0.37	8.63

JNL/American Funds Moderate Growth Allocation Fund
Class A
12/31/24		20.49	0.43		1.55	1.98	—	—	22.47	9.66	2,395,427	16	0.64	0.64	1.96
12/31/23		18.00	0.38		2.11	2.49	—	—	20.49	13.83	2,471,923	24	0.64	0.64	1.97
12/31/22		21.75	0.35		(4.10)	(3.75)	—	—	18.00	(17.24)	2,374,820	16	0.64	0.64	1.84
12/31/21		19.78	0.20		1.77	1.97	—	—	21.75	9.96	3,083,919	66	0.64	0.64	0.95
12/31/20		16.86	0.20		2.72	2.92	—	—	19.78	17.32	2,832,349	20	0.64	0.64	1.14

Class I
12/31/24		20.89	0.52		1.56	2.08	—	—	22.97	9.96	26,147	16	0.34	0.34	2.36
12/31/23		18.29	0.45		2.15	2.60	—	—	20.89	14.22	23,383	24	0.34	0.34	2.33
12/31/22		22.03	0.40		(4.14)	(3.74)	—	—	18.29	(16.98)	20,245	16	0.34	0.34	2.12
12/31/21		19.98	0.28		1.77	2.05	—	—	22.03	10.26	26,606	66	0.34	0.34	1.32
12/31/20		16.98	0.19		2.81	3.00	—	—	19.98	17.67	20,462	20	0.34	0.34	1.07

(a)	Effective October 21, 2024, JNL/Goldman Sachs Managed Moderate Growth Fund name was changed to JNL/JPMorgan Managed Moderate Growth Fund.
(b)	Amount represents less than $0.005.
(c)	The Fund commenced operations on October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Growth ETF Allocation Fund(a)
Class A
12/31/24	14.93	0.27	1.42	1.69	(0.27)	(0.13)	16.22	11.26	337,199	40	0.65	0.65	1.69
12/31/23	13.54	0.26	1.62	1.88	(0.27)	(0.22)	14.93	14.01	325,645	18	0.65	0.65	1.84
12/31/22	17.37	0.29	(2.94)	(2.65)	(0.21)	(0.97)	13.54	(15.35)	291,303	41	0.65	0.65	1.90
12/31/21	15.59	0.22	2.12	2.34	(0.17)	(0.39)	17.37	15.04	344,505	27	0.65	0.65	1.30
12/31/20	14.95	0.19	1.61	1.80	(0.28)	(0.88)	15.59	12.28	288,430	54	0.66	0.66	1.33

Class I
12/31/24	15.00	0.32	1.44	1.76	(0.32)	(0.13)	16.31	11.63	9,677	40	0.35	0.35	2.01
12/31/23	13.60	0.30	1.63	1.93	(0.31)	(0.22)	15.00	14.35	8,368	18	0.35	0.35	2.11
12/31/22	17.45	0.34	(2.96)	(2.62)	(0.26)	(0.97)	13.60	(15.12)	7,243	41	0.35	0.35	2.25
12/31/21	15.64	0.28	2.12	2.40	(0.20)	(0.39)	17.45	15.43	7,350	27	0.35	0.35	1.63
12/31/20	14.99	0.25	1.60	1.85	(0.32)	(0.88)	15.64	12.60	5,178	54	0.36	0.36	1.74

JNL Moderate ETF Allocation Fund(b)
Class A
12/31/24	11.81	0.32	0.49	0.81	(0.32)	—	12.30	6.79	189,772	33	0.65	0.65	2.59
12/31/23	11.03	0.29	0.76	1.05	(0.27)	—	11.81	9.61	194,974	21	0.65	0.65	2.52
12/31/22	13.61	0.28	(2.06)	(1.78)	(0.18)	(0.62)	11.03	(13.15)	184,798	39	0.65	0.65	2.31
12/31/21	13.00	0.20	0.79	0.99	(0.16)	(0.22)	13.61	7.64	214,552	34	0.65	0.65	1.47
12/31/20	12.59	0.20	0.89	1.09	(0.24)	(0.44)	13.00	8.68	187,572	58	0.65	0.65	1.57

Class I
12/31/24	11.88	0.35	0.51	0.86	(0.36)	—	12.38	7.14	7,546	33	0.35	0.35	2.87
12/31/23	11.10	0.33	0.76	1.09	(0.31)	—	11.88	9.87	8,291	21	0.35	0.35	2.84
12/31/22	13.69	0.33	(2.08)	(1.75)	(0.22)	(0.62)	11.10	(12.88)	7,392	39	0.35	0.35	2.66
12/31/21	13.06	0.25	0.80	1.05	(0.20)	(0.22)	13.69	8.01	8,027	34	0.35	0.35	1.84
12/31/20	12.64	0.24	0.89	1.13	(0.27)	(0.44)	13.06	8.98	4,953	58	0.35	0.35	1.91

JNL Moderate Growth ETF Allocation Fund(c)
Class A
12/31/24	13.32	0.29	0.94	1.23	(0.31)	(0.11)	14.13	9.10	311,025	36	0.65	0.65	2.07
12/31/23	12.42	0.28	1.17	1.45	(0.29)	(0.26)	13.32	11.77	316,029	17	0.65	0.65	2.18
12/31/22	15.54	0.28	(2.49)	(2.21)	(0.20)	(0.71)	12.42	(14.36)	295,150	38	0.65	0.65	2.06
12/31/21	14.39	0.20	1.43	1.63	(0.18)	(0.30)	15.54	11.32	361,487	24	0.65	0.65	1.29
12/31/20	13.91	0.19	1.34	1.53	(0.29)	(0.76)	14.39	11.15	312,116	51	0.65	0.65	1.41

Class I
12/31/24	13.36	0.34	0.93	1.27	(0.35)	(0.11)	14.17	9.37	8,995	36	0.35	0.35	2.39
12/31/23	12.46	0.32	1.17	1.49	(0.33)	(0.26)	13.36	12.08	8,784	17	0.35	0.35	2.46
12/31/22	15.59	0.33	(2.51)	(2.18)	(0.24)	(0.71)	12.46	(14.09)	8,551	38	0.35	0.35	2.41
12/31/21	14.43	0.25	1.42	1.67	(0.21)	(0.30)	15.59	11.63	8,968	24	0.35	0.35	1.62
12/31/20	13.95	0.25	1.32	1.57	(0.33)	(0.76)	14.43	11.42	6,655	51	0.35	0.35	1.79

(a)	Effective October 21, 2024, JNL iShares Tactical Growth Fund name was changed to JNL Growth ETF Allocation Fund.
(b)	Effective October 21, 2024, JNL iShares Tactical Moderate Fund name was changed to JNL Moderate ETF Allocation Fund.
(c)	Effective October 21, 2024, JNL iShares Tactical Moderate Growth Fund name was changed to JNL Moderate Growth ETF Allocation Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Vanguard Growth ETF Allocation Fund
Class A
12/31/24	14.70	0.26	1.48	1.74	—	—	16.44	11.84	1,981,984	28	0.64	0.64	1.65
12/31/23	12.86	0.28	1.56	1.84	—	—	14.70	14.31	2,002,590	15	0.64	0.64	2.05
12/31/22	15.42	0.23	(2.79)	(2.56)	—	—	12.86	(16.60)	1,888,306	10	0.64	0.64	1.70
12/31/21	13.49	0.24	1.69	1.93	—	—	15.42	14.31	2,391,290	5	0.64	0.64	1.60
12/31/20	11.87	0.17	1.45	1.62	—	—	13.49	13.65	624,944	20	0.64	0.65	1.47

Class I
12/31/24	15.10	0.34	1.51	1.85	—	—	16.95	12.25	60,151	28	0.22	0.34	2.08
12/31/23	13.16	0.35	1.59	1.94	—	—	15.10	14.74	58,622	15	0.22	0.34	2.50
12/31/22	15.71	0.30	(2.85)	(2.55)	—	—	13.16	(16.23)	53,213	10	0.22	0.34	2.16
12/31/21	13.68	0.29	1.74	2.03	—	—	15.71	14.84	61,141	5	0.22	0.34	1.94
12/31/20	11.99	0.22	1.47	1.69	—	—	13.68	14.10	31,056	20	0.22	0.35	1.90

JNL/Vanguard Moderate ETF Allocation Fund
Class A
12/31/24	12.47	0.32	0.57	0.89	—	—	13.36	7.14	528,552	23	0.66	0.66	2.44
12/31/23	11.33	0.28	0.86	1.14	—	—	12.47	10.06	537,570	22	0.65	0.65	2.37
12/31/22	13.18	0.22	(2.07)	(1.85)	—	—	11.33	(14.04)	490,545	17	0.65	0.65	1.90
12/31/21	12.39	0.18	0.61	0.79	—	—	13.18	6.38	577,561	20	0.65	0.65	1.43
12/31/20	11.30	0.18	0.91	1.09	—	—	12.39	9.65	476,960	28	0.64	0.66	1.61

Class I
12/31/24	12.81	0.39	0.59	0.98	—	—	13.79	7.65	22,920	23	0.23	0.36	2.91
12/31/23	11.59	0.33	0.89	1.22	—	—	12.81	10.53	18,921	22	0.22	0.35	2.78
12/31/22	13.43	0.28	(2.12)	(1.84)	—	—	11.59	(13.70)	18,485	17	0.22	0.35	2.37
12/31/21	12.56	0.25	0.62	0.87	—	—	13.43	6.93	19,256	20	0.22	0.35	1.88
12/31/20	11.41	0.23	0.92	1.15	—	—	12.56	10.08	15,164	28	0.21	0.36	2.01

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
12/31/24	13.55	0.29	1.01	1.30	—	—	14.85	9.59	899,970	24	0.65	0.65	2.05
12/31/23	12.07	0.28	1.20	1.48	—	—	13.55	12.26	894,812	20	0.65	0.65	2.22
12/31/22	14.27	0.23	(2.43)	(2.20)	—	—	12.07	(15.42)	827,236	12	0.65	0.65	1.79
12/31/21	12.93	0.21	1.13	1.34	—	—	14.27	10.36	991,724	7	0.65	0.65	1.49
12/31/20	11.58	0.18	1.17	1.35	—	—	12.93	11.66	607,550	24	0.64	0.66	1.55

Class I
12/31/24	13.91	0.36	1.05	1.41	—	—	15.32	10.14	38,355	24	0.23	0.35	2.46
12/31/23	12.34	0.34	1.23	1.57	—	—	13.91	12.72	38,285	20	0.23	0.35	2.59
12/31/22	14.54	0.29	(2.49)	(2.20)	—	—	12.34	(15.13)	39,355	12	0.23	0.35	2.25
12/31/21	13.11	0.27	1.16	1.43	—	—	14.54	10.91	42,431	7	0.23	0.35	1.93
12/31/20	11.70	0.23	1.18	1.41	—	—	13.11	12.05	22,248	24	0.22	0.36	1.96

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Bond Index Fund(a)

Class I
12/31/24		9.23	0.33	(0.22)	0.11	—	—	9.34	1.19	1,034,647	76	(c)	0.07		0.20		3.54
12/31/23		8.75	0.27	0.21	0.48	—	—	9.23	5.49	1,039,960	75	(c)	0.08		0.21		2.99
12/31/22		10.07	0.17	(1.49)	(1.32)	—	—	8.75	(13.11)	1,021,370	104	(c)	0.07		0.20		1.82
12/31/21	(b)	10.00	0.07	0.00	0.07	—	—	10.07	0.70	1,321,262	41	(c)	0.08		0.21		0.99

JNL Emerging Markets Index Fund(a)

Class I
12/31/24		8.24	0.21	0.30	0.51	—	—	8.75	6.19	780,857	5		0.19		0.24		2.40
12/31/23		7.50	0.22	0.52	0.74	—	—	8.24	9.87	844,712	12		0.16		0.22		2.83
12/31/22		9.20	0.24	(1.94)	(1.70)	—	—	7.50	(18.48)	818,930	7		0.16		0.22		3.03
12/31/21	(b)	10.00	0.16	(0.96)	(0.80)	—	—	9.20	(8.00)	1,069,080	20		0.17		0.23		2.40

JNL International Index Fund(a)

Class I
12/31/24		9.81	0.30	0.05	0.35	(0.38)	(0.04)	9.74	3.46	2,079,893	4		0.10		0.21		2.86
12/31/23		8.57	0.28	1.24	1.52	(0.28)	—	9.81	17.83	2,305,357	7		0.10		0.21		2.96
12/31/22		10.29	0.26	(1.67)	(1.41)	(0.25)	(0.06)	8.57	(13.75)	2,129,382	2		0.10		0.21		2.97
12/31/21	(b)	10.00	0.16	0.13	0.29	—	—	10.29	2.90	2,647,040	5		0.11		0.22		2.26

JNL Mid Cap Index Fund(a)

Class I
12/31/24		10.55	0.16	1.30	1.46	—	—	12.01	13.84	3,444,243	16		0.10		0.22		1.41
12/31/23		9.07	0.15	1.33	1.48	—	—	10.55	16.32	3,371,284	19		0.10		0.22		1.59
12/31/22		10.44	0.14	(1.51)	(1.37)	—	—	9.07	(13.12)	3,069,360	12		0.10		0.22		1.48
12/31/21	(b)	10.00	0.09	0.35	0.44	—	—	10.44	4.40	3,851,884	12		0.11		0.23		1.26

JNL Small Cap Index Fund(a)

Class I
12/31/24		10.18	0.17	0.70	0.87	—	—	11.05	8.55	2,534,122	32		0.10		0.22		1.58
12/31/23		8.77	0.15	1.26	1.41	—	—	10.18	16.08	2,610,779	36		0.10		0.22		1.66
12/31/22		10.47	0.13	(1.83)	(1.70)	—	—	8.77	(16.24)	2,335,017	23		0.10		0.22		1.42
12/31/21	(b)	10.00	0.08	0.39	0.47	—	—	10.47	4.70	2,982,389	17		0.11		0.23		1.22

JNL Multi-Manager Alternative Fund
Class A
12/31/24		11.78	0.04	1.09	1.13	—	—	12.91	9.59	195,868	139		2.19	(d)	2.19	(d)	0.32
12/31/23		10.59	0.06	1.13	1.19	—	—	11.78	11.24	202,880	127		2.41	(d)	2.41	(d)	0.51
12/31/22		11.82	0.06	(1.29)	(1.23)	—	—	10.59	(10.41)	205,495	117		2.16	(d)	2.16	(d)	0.59
12/31/21		11.50	0.07	0.25	0.32	—	—	11.82	2.78	248,560	127		2.01	(d)	2.01	(d)	0.59
12/31/20		10.69	0.18	0.63	0.81	—	—	11.50	7.58	199,535	157		2.14	(d)	2.15	(d)	1.71

Class I
12/31/24		11.98	0.08	1.12	1.20	—	—	13.18	10.02	605,289	139		1.89	(d)	1.89	(d)	0.63
12/31/23		10.74	0.09	1.15	1.24	—	—	11.98	11.55	791,361	127		2.11	(d)	2.11	(d)	0.81
12/31/22		11.96	0.10	(1.32)	(1.22)	—	—	10.74	(10.20)	874,517	117		1.86	(d)	1.86	(d)	0.89
12/31/21		11.60	0.11	0.25	0.36	—	—	11.96	3.10	1,113,115	127		1.71	(d)	1.71	(d)	0.90
12/31/20		10.75	0.20	0.65	0.85	—	—	11.60	7.91	897,039	157		1.78	(d)	1.79	(d)	1.84

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund.

(b)	The Fund commenced operations on April 26, 2021.
(c)	Portfolio turnover including dollar roll transactions for JNL Bond Index Fund was 129%, 204%,123%, and 136% in 2021, 2022, 2023, and 2024 respectively.
(d)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: December 31, 2024: 1.71%, 1.71% December 31, 2023: 1.69%, 1.69% December 31, 2022: 1.67%, 1.67% December 31, 2021: 1.68%, 1.68% December 31, 2020: 1.71%, 1.70% Class I: December 31, 2024: 1.41%, 1.41% December 31, 2023: 1.39%, 1.39% December 31, 2022: 1.37%, 1.37% December 31, 2021: 1.38%, 1.38% December 31, 2020: 1.41%, 1.40%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Emerging Markets Equity Fund
Class A
12/31/24	8.45	0.12	0.27	0.39	(0.10)	—	8.74	4.58	559,532	81	1.22	1.22	1.36
12/31/23	7.79	0.11	0.67	0.78	(0.12)	—	8.45	10.11	626,215	42	1.23	1.23	1.34
12/31/22	11.28	0.11	(2.83)	(2.72)	(0.08)	(0.69)	7.79	(24.13)	627,647	41	1.21	1.21	1.22
12/31/21	11.42	0.08	(0.07)	0.01	(0.15)	—	11.28	0.08	909,805	54	1.22	1.22	0.64
12/31/20	10.61	0.08	0.86	0.94	(0.13)	—	11.42	8.90	993,910	103	1.23	1.23	0.82

Class I
12/31/24	8.47	0.15	0.27	0.42	(0.13)	—	8.76	4.90	561,259	81	0.92	0.92	1.66
12/31/23	7.81	0.13	0.68	0.81	(0.15)	—	8.47	10.47	306,613	42	0.93	0.93	1.64
12/31/22	11.33	0.14	(2.85)	(2.71)	(0.12)	(0.69)	7.81	(23.93)	302,526	41	0.91	0.91	1.48
12/31/21	11.46	0.11	(0.06)	0.05	(0.18)	—	11.33	0.40	697,136	54	0.92	0.92	0.95
12/31/20	10.63	0.11	0.86	0.97	(0.14)	—	11.46	9.21	709,999	103	0.93	0.93	1.15

JNL Multi-Manager Floating Rate Income Fund(a)
Class A
12/31/24	12.30	1.16	(0.16)	1.00	—	—	13.30	8.13	1,083,216	47	0.93	0.93	9.02
12/31/23	10.87	1.05	0.38	1.43	—	—	12.30	13.16	1,196,582	53	0.86	0.93	9.09
12/31/22	11.40	0.58	(1.11)	(0.53)	—	—	10.87	(4.65)	1,196,910	68	0.89	0.93	5.27
12/31/21	10.99	0.39	0.02	0.41	—	—	11.40	3.73	1,197,306	106	0.93	0.93	3.51
12/31/20	10.94	0.35	(0.30)	0.05	—	—	10.99	0.46	1,068,399	27	0.93	0.93	3.33

Class I
12/31/24	12.51	1.22	(0.17)	1.05	—	—	13.56	8.39	16,149	47	0.63	0.63	9.32
12/31/23	11.02	1.10	0.39	1.49	—	—	12.51	13.52	17,181	53	0.56	0.63	9.37
12/31/22	11.52	0.62	(1.12)	(0.50)	—	—	11.02	(4.34)	19,194	68	0.59	0.63	5.54
12/31/21	11.07	0.44	0.01	0.45	—	—	11.52	4.06	10,903	106	0.63	0.63	3.86
12/31/20	10.99	0.42	(0.34)	0.08	—	—	11.07	0.73	5,457	27	0.63	0.63	3.98

JNL Multi-Manager International Small Cap Fund
Class A
12/31/24	10.94	0.16	0.40	0.56	(0.44)	—	11.06	4.98	401,528	78	1.22	1.22	1.41
12/31/23	9.19	0.19	1.86	2.05	(0.30)	—	10.94	22.47	430,765	70	1.21	1.21	1.88
12/31/22	15.74	0.24	(5.03)	(4.79)	(0.14)	(1.62)	9.19	(30.44)	372,710	65	1.21	1.21	2.09
12/31/21	13.76	0.13	2.01	2.14	(0.05)	(0.11)	15.74	15.62	560,879	93	1.23	1.23	0.83
12/31/20	10.59	0.07	3.32	3.39	(0.22)	—	13.76	32.18	4,173	87	1.21	1.21	0.68

Class I
12/31/24	11.05	0.20	0.40	0.60	(0.47)	—	11.18	5.32	252,587	78	0.92	0.92	1.71
12/31/23	9.28	0.22	1.88	2.10	(0.33)	—	11.05	22.84	253,262	70	0.91	0.91	2.18
12/31/22	15.88	0.28	(5.09)	(4.81)	(0.17)	(1.62)	9.28	(30.27)	218,213	65	0.91	0.91	2.39
12/31/21	13.84	0.17	2.03	2.20	(0.05)	(0.11)	15.88	15.96	332,027	93	0.91	0.91	1.10
12/31/20	10.63	0.10	3.36	3.46	(0.25)	—	13.84	32.68	314,548	87	0.91	0.91	0.92

(a)	Effective October 21, 2024, JNL/PPM America Floating Rate Income Fund name was changed to JNL Multi-Manager Floating Rate Income Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Mid Cap Fund
Class A
12/31/24		18.95	0.07		1.25	1.32	—	—	20.27	6.97	458,580	45	1.08	1.08	0.35
12/31/23		16.87	0.10		1.98	2.08	—	—	18.95	12.33	479,354	44	1.08	1.08	0.59
12/31/22		20.19	0.07		(3.39)	(3.32)	—	—	16.87	(16.44)	424,102	45	1.07	1.07	0.39
12/31/21		16.25	0.05		3.89	3.94	—	—	20.19	24.25	476,106	40	1.08	1.08	0.26
12/31/20		14.19	0.04		2.02	2.06	—	—	16.25	14.52	274,671	62	1.08	1.08	0.28

Class I
12/31/24		19.25	0.13		1.28	1.41	—	—	20.66	7.32	753,782	45	0.78	0.78	0.65
12/31/23		17.09	0.16		2.00	2.16	—	—	19.25	12.64	1,055,576	44	0.78	0.78	0.88
12/31/22		20.39	0.12		(3.42)	(3.30)	—	—	17.09	(16.18)	1,005,250	45	0.77	0.77	0.68
12/31/21		16.37	0.10		3.92	4.02	—	—	20.39	24.56	1,376,087	40	0.78	0.78	0.54
12/31/20		14.24	0.08		2.05	2.13	—	—	16.37	14.96	1,052,770	62	0.78	0.78	0.58

JNL Multi-Manager Small Cap Growth Fund
Class A
12/31/24		38.70	(0.18)		3.92	3.74	—	—	42.44	9.66	1,891,564	70	0.97	0.97	(0.44)
12/31/23		33.27	(0.15)		5.58	5.43	—	—	38.70	16.32	1,975,439	54	0.97	0.97	(0.43)
12/31/22		48.27	(0.20)		(14.80)	(15.00)	—	—	33.27	(31.08)	1,761,597	74	0.96	0.96	(0.56)
12/31/21		46.90	(0.34)		1.71	1.37	—	—	48.27	2.92	2,838,668	72	0.96	0.96	(0.69)
12/31/20		32.03	(0.22)		15.09	14.87	—	—	46.90	46.43	2,737,581	68	0.97	0.97	(0.63)

Class I
12/31/24		41.35	(0.06)		4.20	4.14	—	—	45.49	10.01	509,704	70	0.67	0.67	(0.14)
12/31/23		35.44	(0.05)		5.96	5.91	—	—	41.35	16.68	354,911	54	0.67	0.67	(0.13)
12/31/22		51.27	(0.10)		(15.73)	(15.83)	—	—	35.44	(30.88)	321,096	74	0.66	0.66	(0.26)
12/31/21		49.67	(0.20)		1.80	1.60	—	—	51.27	3.22	473,249	72	0.66	0.66	(0.39)
12/31/20		33.82	(0.12)		15.97	15.85	—	—	49.67	46.87	471,529	68	0.67	0.67	(0.33)

JNL Multi-Manager Small Cap Value Fund
Class A
12/31/24		19.67	0.06		1.80	1.86	—	—	21.53	9.46	1,345,079	30	1.07	1.07	0.30
12/31/23		16.26	0.06		3.35	3.41	—	—	19.67	20.97	1,293,833	24	1.07	1.07	0.36
12/31/22		18.51	0.02		(2.27)	(2.25)	—	—	16.26	(12.16)	1,143,636	27	1.06	1.06	0.14
12/31/21		15.05	0.02		3.44	3.46	—	—	18.51	22.99	1,381,521	40	1.07	1.07	0.12
12/31/20		14.23	0.02		0.80	0.82	—	—	15.05	5.76	742,968	48	1.08	1.08	0.16

Class I
12/31/24		19.99	0.13		1.83	1.96	—	—	21.95	9.80	544,127	30	0.77	0.77	0.60
12/31/23		16.47	0.12		3.40	3.52	—	—	19.99	21.37	499,915	24	0.77	0.77	0.66
12/31/22		18.70	0.07		(2.30)	(2.23)	—	—	16.47	(11.93)	461,308	27	0.76	0.76	0.43
12/31/21		15.16	0.07		3.47	3.54	—	—	18.70	23.35	614,326	40	0.77	0.77	0.41
12/31/20		14.29	0.06		0.81	0.87	—	—	15.16	6.09	412,602	48	0.78	0.78	0.45

JNL Multi-Manager U.S. Select Equity Fund
Class A
12/31/24		12.00	0.02		4.21	4.23	—	—	16.23	35.25	11,526	139	0.98	0.98	0.12
12/31/23		9.77	(0.00)	(a)	2.23	2.23	—	—	12.00	22.82	1	117	1.03	1.03	(0.02)
12/31/22	(b)	10.00	0.02		(0.25)	(0.23)	—	—	9.77	(2.30)	1	9	1.11	1.11	1.61

Class I
12/31/24		12.05	0.05		4.25	4.30	—	—	16.35	35.68	1,106,246	139	0.68	0.68	0.35
12/31/23		9.78	0.04		2.23	2.27	—	—	12.05	23.21	434,673	117	0.68	0.68	0.37
12/31/22	(b)	10.00	0.03		(0.25)	(0.22)	—	—	9.78	(2.20)	333,167	9	0.71	0.71	2.01

(a)	Amount represents less than $0.005.
(b)	The Fund commenced operations on November 15, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL S&P 500 Index Fund

Class I
12/31/24		21.07	0.31	4.93	5.24	—	—	26.31	24.87	499,111	19	0.09	0.32	1.29
12/31/23		16.70	0.30	4.07	4.37	—	—	21.07	26.17	376,254	9	0.09	0.32	1.60
12/31/22		20.41	0.27	(3.98)	(3.71)	—	—	16.70	(18.18)	278,987	11	0.09	0.32	1.54
12/31/21		15.88	0.24	4.29	4.53	—	—	20.41	28.53	304,384	7	0.09	0.32	1.29
12/31/20		13.44	0.23	2.21	2.44	—	—	15.88	18.15	179,890	19	0.11	0.33	1.69

JNL/AB Sustainable Global Thematic Fund
Class A
12/31/24		10.80	(0.02)	0.68	0.66	—	—	11.46	6.11	21,518	48	1.20	1.20	(0.14)
12/31/23		9.33	0.02	1.45	1.47	—	—	10.80	15.76	18,384	49	1.13	1.13	0.17
12/31/22	(a)	10.00	0.01	(0.68)	(0.67)	—	—	9.33	(6.70)	13,827	28	1.15	1.15	0.11

Class I
12/31/24		10.86	0.02	0.67	0.69	—	—	11.55	6.35	555	48	0.90	0.90	0.18
12/31/23		9.36	0.05	1.45	1.50	—	—	10.86	16.03	642	49	0.83	0.83	0.45
12/31/22	(a)	10.00	0.01	(0.65)	(0.64)	—	—	9.36	(6.40)	226	28	0.85	0.85	0.10

JNL/AQR Large Cap Defensive Style Fund
Class A
12/31/24		14.75	0.16	2.10	2.26	—	—	17.01	15.32	387,043	21	0.85	0.85	0.96
12/31/23		13.34	0.18	1.23	1.41	—	—	14.75	10.57	386,324	23	0.85	0.85	1.28
12/31/22		14.59	0.14	(1.39)	(1.25)	—	—	13.34	(8.57)	383,202	25	0.85	0.85	1.06
12/31/21		11.96	0.08	2.55	2.63	—	—	14.59	21.99	411,317	24	0.86	0.86	0.61
12/31/20		10.70	0.11	1.15	1.26	—	—	11.96	11.78	57,133	55	0.86	0.86	0.99

Class I
12/31/24		14.95	0.21	2.13	2.34	—	—	17.29	15.65	7,291	21	0.55	0.55	1.26
12/31/23		13.48	0.22	1.25	1.47	—	—	14.95	10.91	7,087	23	0.55	0.55	1.58
12/31/22		14.70	0.19	(1.41)	(1.22)	—	—	13.48	(8.30)	6,326	25	0.55	0.55	1.38
12/31/21		12.01	0.13	2.56	2.69	—	—	14.70	22.40	5,580	24	0.56	0.56	0.94
12/31/20		10.71	0.14	1.16	1.30	—	—	12.01	12.14	1,672	55	0.56	0.56	1.27

JNL/Baillie Gifford International Growth Fund(b)(c)
Class A
12/31/24		11.74	(0.06)	1.33	1.27	—	—	13.01	10.82	661,551	21	0.99	0.99	(0.44)
12/31/23		10.33	(0.02)	1.43	1.41	—	—	11.74	13.65	736,915	16	0.99	0.99	(0.14)
12/31/22		17.08	(0.02)	(6.32)	(6.34)	(0.05)	(0.36)	10.33	(37.23)	680,117	12	0.98	0.98	(0.14)
12/31/21		18.36	(0.05)	(1.23)	(1.28)	—	—	17.08	(6.97)	1,182,005	49	0.85	1.01	(0.25)
12/31/20		11.72	0.07	6.57	6.64	—	—	18.36	56.66	1,266,830	22	0.59	1.08	0.50

Class I
12/31/24		11.90	(0.02)	1.33	1.31	—	—	13.21	11.01	17,952	21	0.69	0.69	(0.13)
12/31/23		10.43	0.02	1.45	1.47	—	—	11.90	14.09	19,714	16	0.69	0.69	0.16
12/31/22		17.29	0.02	(6.41)	(6.39)	(0.11)	(0.36)	10.43	(37.06)	18,924	12	0.68	0.68	0.15
12/31/21		18.53	0.00	(1.24)	(1.24)	—	—	17.29	(6.69)	31,149	49	0.56	0.71	0.02
12/31/20		11.79	0.10	6.64	6.74	—	—	18.53	57.17	30,461	22	0.29	0.78	0.71

(a)	The Fund commenced operations on April 25, 2022.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Baillie Gifford International Growth Fund - Class A: December 31, 2021: 0.97%, 1.13%, (0.37%); December 31, 2020: 0.97%, 1.46%, 0.12%. JNL/Baillie Gifford International Growth Fund - Class I: December 31, 2021: 0.67%, 0.83%, (0.10%); December 31, 2020: 0.67%, 1.16%, 0.33%.

(c)	Effective April 26, 2021, the Fund became a Sub-Advised fund. Prior to April 26, 2021, the Fund was a Feeder Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/BlackRock Global Allocation Fund
Class A
12/31/24	16.42	0.39	1.15	1.54	—	—	17.96	9.38	2,595,734	156	1.03	(a)	1.03	(a)	2.25
12/31/23	14.41	0.35	1.66	2.01	—	—	16.42	13.95	2,793,033	221	1.03	(a)	1.03	(a)	2.28
12/31/22	17.05	0.16	(2.80)	(2.64)	—	—	14.41	(15.48)	2,780,861	126	1.03	(a)	1.03	(a)	1.04
12/31/21	15.89	0.12	1.04	1.16	—	—	17.05	7.30	3,684,164	137	1.03	(a)	1.03	(a)	0.69
12/31/20	13.36	0.08	2.45	2.53	—	—	15.89	18.94	3,721,428	169	1.03	(a)	1.04	(a)	0.60

Class I
12/31/24	16.81	0.46	1.18	1.64	—	—	18.45	9.76	20,380	156	0.73	(a)	0.73	(a)	2.54
12/31/23	14.70	0.40	1.71	2.11	—	—	16.81	14.35	20,626	221	0.73	(a)	0.73	(a)	2.57
12/31/22	17.35	0.19	(2.84)	(2.65)	—	—	14.70	(15.27)	107,533	126	0.73	(a)	0.73	(a)	1.27
12/31/21	16.12	0.17	1.06	1.23	—	—	17.35	7.63	349,665	137	0.73	(a)	0.73	(a)	0.99
12/31/20	13.52	0.14	2.46	2.60	—	—	16.12	19.23	374,455	169	0.73	(a)	0.74	(a)	0.90

JNL/BlackRock Global Natural Resources Fund
Class A
12/31/24	12.85	0.28	(0.74)	(0.46)	—	—	12.39	(3.58)	702,739	65	0.99		0.99		2.14
12/31/23	13.06	0.35	(0.56)	(0.21)	—	—	12.85	(1.61)	901,458	44	0.97		0.97		2.74
12/31/22	11.10	0.33	1.63	1.96	—	—	13.06	17.66	1,324,729	90	0.97		0.97		2.71
12/31/21	8.50	0.33	2.27	2.60	—	—	11.10	30.59	852,549	68	0.99		0.99		3.22
12/31/20	8.15	0.19	0.16	0.35	—	—	8.50	4.29	682,096	87	1.01		1.01		2.63

Class I
12/31/24	13.15	0.26	(0.69)	(0.43)	—	—	12.72	(3.27)	9,405	65	0.69		0.69		2.06
12/31/23	13.33	0.39	(0.57)	(0.18)	—	—	13.15	(1.35)	122,479	44	0.67		0.67		2.97
12/31/22	11.28	0.37	1.68	2.05	—	—	13.33	18.17	277,084	90	0.67		0.67		2.96
12/31/21	8.62	0.36	2.30	2.66	—	—	11.28	30.86	9,884	68	0.69		0.69		3.50
12/31/20	8.24	0.20	0.18	0.38	—	—	8.62	4.61	3,111	87	0.71		0.71		2.77

JNL/BlackRock Large Cap Select Growth Fund
Class A
12/31/24	69.72	(0.23)	22.18	21.95	—	—	91.67	31.48	4,282,248	26	0.83		0.86		(0.28)
12/31/23	46.58	(0.08)	23.22	23.14	—	—	69.72	49.68	3,573,764	22	0.84		0.87		(0.13)
12/31/22	74.98	(0.08)	(28.32)	(28.40)	—	—	46.58	(37.88)	2,484,178	65	0.87		0.87		(0.15)
12/31/21	62.25	(0.28)	13.01	12.73	—	—	74.98	20.45	4,483,180	40	0.86		0.86		(0.41)
12/31/20	44.97	(0.20)	17.48	17.28	—	—	62.25	38.43	4,251,332	40	0.86		0.86		(0.39)

Class I
12/31/24	73.87	0.02	23.53	23.55	—	—	97.42	31.88	551,022	26	0.53		0.56		0.02
12/31/23	49.21	0.10	24.56	24.66	—	—	73.87	50.11	803,780	22	0.54		0.57		0.16
12/31/22	78.97	0.09	(29.85)	(29.76)	—	—	49.21	(37.69)	721,712	65	0.57		0.57		0.16
12/31/21	65.37	(0.08)	13.68	13.60	—	—	78.97	20.80	876,320	40	0.56		0.56		(0.11)
12/31/20	47.08	(0.05)	18.34	18.29	—	—	65.37	38.85	925,425	40	0.56		0.56		(0.09)

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: December 31, 2024: 1.03%, 1.03% December 31, 2023: 1.03%, 1.03% December 31, 2022: 1.03%, 1.03% December 31, 2021: 1.02%, 1.02% December 31, 2020: 1.04%, 1.03% Class I: December 31, 2024: 0.73%, 0.73% December 31, 2023: 0.73%, 0.73% December 31, 2022: 0.72%, 0.72% December 31, 2021: 0.72%, 0.72% December 31, 2020: 0.74%, 0.73%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Causeway International Value Select Fund
Class A
12/31/24	19.18	0.44	0.46	0.90	(0.37)	(1.52)	18.19	4.49	657,123	55	0.97	0.97	2.18
12/31/23	15.17	0.35	3.94	4.29	(0.28)	—	19.18	28.35	789,894	48	0.97	0.97	1.96
12/31/22	16.54	0.27	(1.44)	(1.17)	(0.20)	—	15.17	(7.05)	508,639	63	0.97	0.97	1.83
12/31/21	15.45	0.22	1.09	1.31	(0.22)	—	16.54	8.50	533,301	50	0.97	0.97	1.32
12/31/20	15.20	0.17	0.72	0.89	(0.64)	—	15.45	5.89	497,396	61	0.97	0.97	1.27

Class I
12/31/24	19.80	0.51	0.49	1.00	(0.44)	(1.52)	18.84	4.82	1,273,278	55	0.67	0.67	2.48
12/31/23	15.63	0.41	4.08	4.49	(0.32)	—	19.80	28.79	1,099,837	48	0.67	0.67	2.27
12/31/22	17.03	0.33	(1.48)	(1.15)	(0.25)	—	15.63	(6.74)	852,923	63	0.67	0.67	2.14
12/31/21	15.90	0.28	1.11	1.39	(0.26)	—	17.03	8.76	899,230	50	0.67	0.67	1.63
12/31/20	15.62	0.22	0.74	0.96	(0.68)	—	15.90	6.23	793,682	61	0.67	0.67	1.64

JNL/ClearBridge Large Cap Growth Fund
Class A
12/31/24	22.00	(0.06)	6.12	6.06	—	—	28.06	27.55	891,299	16	0.93	0.93	(0.22)
12/31/23	15.22	(0.04)	6.82	6.78	—	—	22.00	44.55	659,013	12	0.94	0.94	(0.19)
12/31/22	22.55	(0.04)	(7.29)	(7.33)	—	—	15.22	(32.51)	376,862	22	0.94	0.94	(0.25)
12/31/21	18.61	(0.07)	4.01	3.94	—	—	22.55	21.17	585,047	17	0.94	0.94	(0.35)
12/31/20	14.26	(0.02)	4.37	4.35	—	—	18.61	30.50	473,024	23	0.94	0.94	(0.11)

Class I
12/31/24	22.41	0.02	6.23	6.25	—	—	28.66	27.89	726,360	16	0.63	0.63	0.08
12/31/23	15.45	0.02	6.94	6.96	—	—	22.41	45.05	956,680	12	0.64	0.64	0.11
12/31/22	22.83	0.01	(7.39)	(7.38)	—	—	15.45	(32.33)	891,265	22	0.64	0.64	0.07
12/31/21	18.78	(0.01)	4.06	4.05	—	—	22.83	21.57	952,252	17	0.64	0.64	(0.05)
12/31/20	14.34	0.03	4.41	4.44	—	—	18.78	30.96	982,103	23	0.64	0.64	0.20

JNL/Cohen & Steers U.S. Realty Fund(a)
Class A
12/31/24	9.55	0.20	0.26	0.46	(0.51)	—	9.50	4.46	93,425	255	1.09	1.09	2.08
12/31/23	8.90	0.21	0.64	0.85	(0.20)	—	9.55	9.66	105,420	160	1.11	1.11	2.37
12/31/22	14.28	0.18	(3.81)	(3.63)	(0.13)	(1.62)	8.90	(25.74)	107,426	157	1.10	1.10	1.46
12/31/21	9.99	0.12	4.28	4.40	(0.11)	—	14.28	44.13	187,237	136	1.11	1.11	0.98
12/31/20	11.66	0.14	(0.64)	(0.50)	(0.19)	(0.98)	9.99	(4.14)	32,876	256	1.10	1.10	1.35

Class I
12/31/24	9.64	0.20	0.30	0.50	(0.54)	—	9.60	4.83	3,649	255	0.80	0.80	2.13
12/31/23	9.00	0.25	0.63	0.88	(0.24)	—	9.64	9.89	104,548	160	0.81	0.81	2.69
12/31/22	14.41	0.22	(3.86)	(3.64)	(0.15)	(1.62)	9.00	(25.55)	118,882	157	0.80	0.80	1.79
12/31/21	10.05	0.15	4.33	4.48	(0.12)	—	14.41	44.65	187,501	136	0.81	0.81	1.21
12/31/20	11.71	0.17	(0.64)	(0.47)	(0.21)	(0.98)	10.05	(3.89)	166,365	256	0.80	0.80	1.66

JNL/DFA International Core Equity Fund
Class A
12/31/24	11.23	0.27	0.18	0.45	(0.27)	—	11.41	3.94	303,611	20	0.90	0.90	2.26
12/31/23	9.89	0.25	1.28	1.53	(0.19)	—	11.23	15.59	288,098	26	0.90	0.90	2.33
12/31/22	12.53	0.26	(1.77)	(1.51)	(0.13)	(1.00)	9.89	(12.05)	203,994	21	0.90	0.90	2.38
12/31/21	11.50	0.19	1.10	1.29	(0.18)	(0.08)	12.53	11.33	120,033	125	0.91	0.91	1.52
12/31/20	10.82	0.14	0.61	0.75	(0.06)	(0.01)	11.50	6.96	35,467	14	0.91	0.92	1.41

Class I
12/31/24	11.30	0.30	0.20	0.50	(0.31)	—	11.49	4.29	21,878	20	0.55	0.60	2.57
12/31/23	9.94	0.28	1.30	1.58	(0.22)	—	11.30	15.96	18,374	26	0.55	0.60	2.65
12/31/22	12.56	0.29	(1.75)	(1.46)	(0.16)	(1.00)	9.94	(11.66)	13,953	21	0.55	0.60	2.71
12/31/21	11.56	0.29	1.04	1.33	(0.25)	(0.08)	12.56	11.63	6,821	125	0.56	0.61	2.37
12/31/20	10.84	0.18	0.62	0.80	(0.07)	(0.01)	11.56	7.35	75,586	14	0.56	0.62	1.83

(a)	Effective October 21, 2024, JNL/Heitman U.S. Focused Real Estate Fund name was changed to JNL/Cohen & Steers U.S. Realty Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DFA U.S. Core Equity Fund
Class A
12/31/24	24.21	0.18	4.76	4.94	—	—	29.15	20.40	1,305,601	4	0.80	0.80	0.68
12/31/23	19.80	0.20	4.21	4.41	—	—	24.21	22.27	1,254,827	6	0.80	0.80	0.94
12/31/22	23.46	0.19	(3.85)	(3.66)	—	—	19.80	(15.60)	1,147,448	10	0.80	0.80	0.90
12/31/21	18.49	0.14	4.83	4.97	—	—	23.46	26.88	1,454,789	9	0.80	0.80	0.64
12/31/20	15.96	0.15	2.38	2.53	—	—	18.49	15.85	1,219,723	6	0.80	0.80	1.01

Class I
12/31/24	26.15	0.30	5.13	5.43	—	—	31.58	20.76	40,835	4	0.45	0.50	1.02
12/31/23	21.31	0.30	4.54	4.84	—	—	26.15	22.71	100,784	6	0.45	0.50	1.29
12/31/22	25.16	0.28	(4.13)	(3.85)	—	—	21.31	(15.30)	96,892	10	0.45	0.50	1.26
12/31/21	19.76	0.23	5.17	5.40	—	—	25.16	27.33	111,159	9	0.45	0.50	0.99
12/31/20	16.99	0.22	2.55	2.77	—	—	19.76	16.30	67,956	6	0.45	0.50	1.36

JNL/DFA U.S. Small Cap Fund
Class A
12/31/24	12.01	0.05	1.06	1.11	—	—	13.12	9.24	631,477	19	0.98	0.98	0.43
12/31/23	10.29	0.05	1.67	1.72	—	—	12.01	16.72	574,349	24	0.99	0.99	0.51
12/31/22	11.93	0.05	(1.69)	(1.64)	—	—	10.29	(13.75)	471,784	28	0.99	0.99	0.48
12/31/21	9.36	0.02	2.55	2.57	—	—	11.93	27.46	543,705	35	1.01	1.01	0.18
12/31/20	8.27	0.04	1.05	1.09	—	—	9.36	13.18	206,800	23	1.02	1.02	0.53

Class I
12/31/24	12.18	0.10	1.08	1.18	—	—	13.36	9.69	29,977	19	0.63	0.68	0.79
12/31/23	10.40	0.09	1.69	1.78	—	—	12.18	17.12	23,427	24	0.64	0.69	0.86
12/31/22	12.02	0.09	(1.71)	(1.62)	—	—	10.40	(13.48)	18,004	28	0.64	0.69	0.84
12/31/21	9.39	0.06	2.57	2.63	—	—	12.02	28.01	19,329	35	0.66	0.71	0.54
12/31/20	8.27	0.07	1.05	1.12	—	—	9.39	13.54	7,965	23	0.67	0.72	0.89

JNL/DoubleLine Core Fixed Income Fund
Class A
12/31/24	12.67	0.59	(0.30)	0.29	—	—	12.96	2.29	1,702,459	100	0.77	0.77	4.58
12/31/23	11.95	0.50	0.22	0.72	—	—	12.67	6.03	1,837,085	144	0.78	0.78	4.14
12/31/22	13.78	0.38	(2.21)	(1.83)	—	—	11.95	(13.28)	1,868,458	140	0.77	0.77	3.02
12/31/21	13.84	0.30	(0.36)	(0.06)	—	—	13.78	(0.43)	2,483,947	167	0.77	0.77	2.15
12/31/20	13.17	0.33	0.34	0.67	—	—	13.84	5.09	2,668,312	117	0.77	0.77	2.48

Class I
12/31/24	13.86	0.68	(0.32)	0.36	—	—	14.22	2.60	1,091,209	100	0.47	0.47	4.88
12/31/23	13.03	0.59	0.24	0.83	—	—	13.86	6.37	1,186,035	144	0.48	0.48	4.46
12/31/22	14.98	0.46	(2.41)	(1.95)	—	—	13.03	(13.02)	866,413	140	0.47	0.47	3.32
12/31/21	15.00	0.37	(0.39)	(0.02)	—	—	14.98	(0.13)	1,081,224	167	0.47	0.47	2.45
12/31/20	14.24	0.40	0.36	0.76	—	—	15.00	5.34	1,201,622	117	0.47	0.47	2.76

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A
12/31/24	11.43	0.68	0.10	0.78	—		—	12.21	6.82	128,070	44	1.08		1.08	5.72
12/31/23	10.44	0.56	0.43	0.99	—		—	11.43	9.48	127,281	42	1.08		1.08	5.19
12/31/22	12.29	0.43	(2.28)	(1.85)	—		—	10.44	(15.05)	126,011	29	1.07		1.07	3.93
12/31/21	12.20	0.37	(0.28)	0.09	—		—	12.29	0.74	163,020	50	1.07		1.07	2.98
12/31/20	11.84	0.40	(0.04)	0.36	—		—	12.20	3.04	156,897	48	1.08		1.08	3.46

Class I
12/31/24	11.40	0.71	0.11	0.82	—		—	12.22	7.19	210,136	44	0.78		0.78	5.99
12/31/23	10.38	0.59	0.43	1.02	—		—	11.40	9.83	429,726	42	0.78		0.78	5.49
12/31/22	12.18	0.45	(2.25)	(1.80)	—		—	10.38	(14.78)	445,603	29	0.77		0.77	4.19
12/31/21	12.06	0.40	(0.28)	0.12	—		—	12.18	0.99	735,249	50	0.77		0.77	3.29
12/31/20	11.67	0.44	(0.05)	0.39	—		—	12.06	3.34	595,220	48	0.78		0.78	3.93

JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A
12/31/24	23.05	1.06	1.95	3.01	—		—	26.06	13.06	1,559,920	97	1.00		1.01	4.33
12/31/23	18.09	0.81	4.15	4.96	—		—	23.05	27.42	1,763,845	83	1.01		1.01	3.99
12/31/22	23.71	0.43	(6.05)	(5.62)	—		—	18.09	(23.70)	1,487,301	79	1.00		1.00	2.11
12/31/21	19.12	0.17	4.42	4.59	—		—	23.71	24.01	2,216,351	113	1.00		1.00	0.77
12/31/20	16.60	0.23	2.29	2.52	—		—	19.12	15.18	1,594,961	71	1.01		1.01	1.43

Class I
12/31/24	23.44	1.14	2.01	3.15	—		—	26.59	13.44	139,050	97	0.70		0.71	4.64
12/31/23	18.34	0.89	4.21	5.10	—		—	23.44	27.81	281,767	83	0.71		0.71	4.29
12/31/22	23.97	0.47	(6.10)	(5.63)	—		—	18.34	(23.49)	256,288	79	0.70		0.70	2.28
12/31/21	19.27	0.24	4.46	4.70	—		—	23.97	24.39	628,818	113	0.70		0.70	1.08
12/31/20	16.68	0.27	2.32	2.59	—		—	19.27	15.53	600,061	71	0.71		0.71	1.73

JNL/DoubleLine Total Return Fund
Class A
12/31/24	10.53	0.44	(0.17)	0.27	—		—	10.80	2.56	717,406	75	0.83		0.83	4.15
12/31/23	10.02	0.38	0.13	0.51	—		—	10.53	5.09	747,890	63	0.83		0.83	3.71
12/31/22	11.52	0.34	(1.84)	(1.50)	—		—	10.02	(13.02)	750,065	59	0.82		0.82	3.16
12/31/21	11.57	0.29	(0.34)	(0.05)	—		—	11.52	(0.43)	981,663	103	0.82		0.82	2.50
12/31/20	11.27	0.31	(0.01)	0.30	—		—	11.57	2.66	1,052,998	50	0.82		0.82	2.74

Class I
12/31/24	10.68	0.48	(0.17)	0.31	—		—	10.99	2.90	1,239,336	75	0.53		0.53	4.45
12/31/23	10.13	0.41	0.14	0.55	—		—	10.68	5.43	1,403,455	63	0.53		0.53	4.02
12/31/22	11.61	0.37	(1.85)	(1.48)	—		—	10.13	(12.75)	1,288,954	59	0.52		0.52	3.48
12/31/21	11.63	0.33	(0.35)	(0.02)	—		—	11.61	(0.17)	1,571,543	103	0.52		0.52	2.80
12/31/20	11.29	0.35	(0.01)	0.34	—		—	11.63	3.01	1,795,030	50	0.52		0.52	3.02

JNL/Dreyfus Government Money Market Fund(a)
Class A
12/31/24	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.77	2,543,995	N/A	0.56		0.56	4.67
12/31/23	1.00	0.04	0.00	0.04	(0.04)		—	1.00	4.39	2,719,319	N/A	0.72	(b)	0.56	4.29	(c)
12/31/22	1.00	0.01	(0.01)	0.00	—		—	1.00	0.92	3,038,903	N/A	0.77	(b)	0.56	1.00	(c)
12/31/21	1.00	0.00	0.00	0.00	—		—	1.00	0.00	2,061,601	N/A	0.07		0.56	0.00	(c)
12/31/20	1.00	0.00	0.00	0.00	(0.00)	(d)	—	1.00	0.21	2,389,749	N/A	0.24		0.56	0.13	(c)

Class I
12/31/24	1.00	0.05	0.00	0.05	(0.05)		—	1.00	5.07	70,373	N/A	0.26		0.26	5.02
12/31/23	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.86	190,232	N/A	0.26		0.26	4.68
12/31/22	1.00	0.02	(0.02)	0.00	—		—	1.00	1.27	327,084	N/A	0.37	(b)	0.26	2.35	(c)
12/31/21	1.00	0.00	0.00	0.00	(0.00)	(d)	—	1.00	0.04	35,773	N/A	0.07		0.26	0.00	(c)
12/31/20	1.00	0.00	0.00	0.00	(0.00)	(d)	—	1.00	0.31	44,262	N/A	0.20		0.26	0.15	(c)

(a)	Effective October 21, 2024, JNL/WMC Government Money Market Fund name was changed to JNL/Dreyfus Government Money Market Fund.
(b)	Includes payments by the Fund for the Adviser's recapture of previously waived/reimbursed fees.
(c)

The ratios for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL/Dreyfus Government Money Market Fund for 2020, 2021, 2022, and 2023 was (0.19%), (0.49%), 1.21%, and 4.45% respectively, for Class A and 0.15%, (0.19%), 2.46%, and 4.68% respectively, for Class I shares.

(d)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A
12/31/24	11.94	0.51	(0.30)	0.21	—	—	12.15	1.76	788,701	52	(a)	0.78	0.78	4.24
12/31/23	11.19	0.47	0.28	0.75	—	—	11.94	6.70	792,977	59	(a)	0.78	0.78	4.10
12/31/22	12.93	0.32	(2.06)	(1.74)	—	—	11.19	(13.46)	760,550	44	(a)	0.79	0.79	2.73
12/31/21	13.02	0.24	(0.33)	(0.09)	—	—	12.93	(0.69)	1,016,621	85	(a)	0.78	0.78	1.84
12/31/20	12.01	0.25	0.76	1.01	—	—	13.02	8.41	1,054,838	129	(a)	0.79	0.79	1.98

Class I
12/31/24	12.31	0.56	(0.30)	0.26	—	—	12.57	2.11	722,365	52	(a)	0.48	0.48	4.54
12/31/23	11.50	0.52	0.29	0.81	—	—	12.31	7.04	775,610	59	(a)	0.48	0.48	4.41
12/31/22	13.25	0.38	(2.13)	(1.75)	—	—	11.50	(13.21)	528,377	44	(a)	0.49	0.49	3.19
12/31/21	13.30	0.28	(0.33)	(0.05)	—	—	13.25	(0.38)	269,043	85	(a)	0.48	0.48	2.13
12/31/20	12.24	0.28	0.78	1.06	—	—	13.30	8.66	322,922	129	(a)	0.49	0.49	2.20

JNL/First Sentier Global Infrastructure Fund
Class A
12/31/24	17.21	0.44	0.53	0.97	—	—	18.18	5.64	495,545	47		1.15	1.15	2.48
12/31/23	16.74	0.42	0.05	0.47	—	—	17.21	2.81	564,121	41		1.15	1.15	2.52
12/31/22	17.44	0.31	(1.01)	(0.70)	—	—	16.74	(4.01)	637,347	53		1.15	1.15	1.85
12/31/21	15.44	0.25	1.75	2.00	—	—	17.44	12.95	711,195	48		1.15	1.15	1.52
12/31/20	16.03	0.19	(0.78)	(0.59)	—	—	15.44	(3.68)	636,060	78		1.15	1.15	1.32

Class I
12/31/24	17.55	0.40	0.64	1.04	—	—	18.59	5.93	4,673	47		0.84	0.85	2.32
12/31/23	17.03	0.48	0.04	0.52	—	—	17.55	3.05	192,430	41		0.85	0.85	2.81
12/31/22	17.69	0.38	(1.04)	(0.66)	—	—	17.03	(3.73)	279,433	53		0.85	0.85	2.17
12/31/21	15.61	0.30	1.78	2.08	—	—	17.69	13.32	318,613	48		0.85	0.85	1.81
12/31/20	16.16	0.23	(0.78)	(0.55)	—	—	15.61	(3.40)	333,729	78		0.85	0.85	1.61

JNL/Franklin Templeton Income Fund
Class A
12/31/24	15.20	0.76	0.21	0.97	—	—	16.17	6.38	1,427,879	40		0.93	0.93	4.82
12/31/23	14.05	0.74	0.41	1.15	—	—	15.20	8.19	1,537,339	34		0.94	0.94	5.15
12/31/22	14.70	0.64	(1.29)	(0.65)	—	—	14.05	(4.42)	1,596,450	69		0.93	0.93	4.52
12/31/21	12.81	0.51	1.38	1.89	—	—	14.70	14.75	1,706,537	37		0.93	0.93	3.65
12/31/20	12.70	0.45	(0.34)	0.11	—	—	12.81	0.87	1,648,143	49		0.93	0.93	3.84

Class I
12/31/24	14.74	0.79	0.21	1.00	—	—	15.74	6.78	7,239	40		0.63	0.63	5.13
12/31/23	13.58	0.76	0.40	1.16	—	—	14.74	8.54	8,320	34		0.64	0.64	5.45
12/31/22	14.18	0.66	(1.26)	(0.60)	—	—	13.58	(4.23)	8,844	69		0.63	0.63	4.86
12/31/21	12.31	0.53	1.34	1.87	—	—	14.18	15.19	7,541	37		0.63	0.63	3.96
12/31/20	12.17	0.47	(0.33)	0.14	—	—	12.31	1.15	5,401	49		0.63	0.63	4.13

(a)

Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional Asset Management Total Bond Fund was 508%, 211%, 210%, 239%, and 264% in 2020, 2021, 2022, 2023, and 2024 respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs 4 Fund(a)
Class A
12/31/24	34.52	0.51	6.12	6.63	—	—	41.15	19.21	5,029,526	52	0.70	0.70	1.31
12/31/23	30.17	0.58	3.77	4.35	—	—	34.52	14.42	5,050,741	59	0.70	0.70	1.84
12/31/22	33.87	0.55	(4.25)	(3.70)	—	—	30.17	(10.92)	5,104,922	52	0.69	0.69	1.79
12/31/21	25.00	0.26	8.61	8.87	—	—	33.87	35.48	6,547,195	88	0.59	0.59	0.87
12/31/20	23.92	(0.08)	1.16	1.08	—	—	25.00	4.52	5,495,372	0	0.35	0.35	(0.35)

Class I
12/31/24	35.17	0.64	6.25	6.89	—	—	42.06	19.59	35,875	52	0.40	0.40	1.61
12/31/23	30.64	0.69	3.84	4.53	—	—	35.17	14.78	31,267	59	0.40	0.40	2.14
12/31/22	34.31	0.65	(4.32)	(3.67)	—	—	30.64	(10.70)	29,127	52	0.39	0.39	2.10
12/31/21	25.25	0.39	8.67	9.06	—	—	34.31	35.88	33,113	88	0.31	0.31	1.29
12/31/20	24.08	(0.01)	1.18	1.17	—	—	25.25	4.86	17,026	0	0.05	0.05	(0.05)

JNL/GQG Emerging Markets Equity Fund
Class A
12/31/24	14.12	0.29	0.42	0.71	—	—	14.83	5.03	447,465	92	1.33	1.34	1.87
12/31/23	10.95	0.37	2.80	3.17	—	—	14.12	28.95	365,328	68	1.36	1.37	3.00
12/31/22	14.02	0.63	(3.70)	(3.07)	—	—	10.95	(21.90)	261,237	118	1.36	1.36	5.25
12/31/21	14.35	0.26	(0.59)	(0.33)	—	—	14.02	(2.30)	314,404	115	1.36	1.36	1.79
12/31/20	10.78	(0.05)	3.62	3.57	—	—	14.35	33.12	225,079	102	1.36	1.36	(0.47)

Class I
12/31/24	14.39	0.34	0.42	0.76	—	—	15.15	5.28	434,458	92	1.03	1.04	2.16
12/31/23	11.12	0.41	2.86	3.27	—	—	14.39	29.41	468,337	68	1.06	1.07	3.33
12/31/22	14.20	0.65	(3.73)	(3.08)	—	—	11.12	(21.69)	386,322	118	1.06	1.06	5.37
12/31/21	14.49	0.30	(0.59)	(0.29)	—	—	14.20	(2.00)	625,838	115	1.06	1.06	2.06
12/31/20	10.85	0.01	3.63	3.64	—	—	14.49	33.55	590,125	102	1.06	1.06	0.09

JNL/Harris Oakmark Global Equity Fund
Class A
12/31/24	13.38	0.14	0.45	0.59	(0.30)	(0.88)	12.79	4.23	381,655	37	1.10	1.12	1.01
12/31/23	11.41	0.15	2.11	2.26	(0.18)	(0.11)	13.38	19.99	452,245	38	1.13	1.14	1.20
12/31/22	13.87	0.10	(2.32)	(2.22)	(0.05)	(0.19)	11.41	(15.99)	410,703	40	1.14	1.14	0.85
12/31/21	11.88	0.05	2.07	2.12	(0.13)	—	13.87	17.85	560,393	30	1.14	1.14	0.36
12/31/20	11.00	0.02	1.21	1.23	(0.35)	—	11.88	11.25	420,279	34	1.14	1.14	0.20

Class I
12/31/24	13.40	0.21	0.43	0.64	(0.35)	(0.88)	12.81	4.59	73,204	37	0.80	0.82	1.54
12/31/23	11.42	0.19	2.12	2.31	(0.22)	(0.11)	13.40	20.45	346,514	38	0.83	0.84	1.45
12/31/22	13.90	0.14	(2.33)	(2.19)	(0.10)	(0.19)	11.42	(15.79)	310,178	40	0.84	0.84	1.11
12/31/21	11.90	0.09	2.06	2.15	(0.15)	—	13.90	18.14	389,791	30	0.84	0.84	0.68
12/31/20	11.01	0.05	1.23	1.28	(0.39)	—	11.90	11.68	351,584	34	0.84	0.84	0.50

(a)	On April 26, 2021, JNL/Goldman Sachs 4 Fund became a Sub-Advised Fund. Prior to April 26, 2021, the fund held affiliated funds selected by the Adviser and was considered a “Fund of Funds.”

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Invesco Diversified Dividend Fund
Class A
12/31/24	14.62	0.21	1.63	1.84	—	—	16.46	12.59	374,044	45	0.98	0.98	1.34
12/31/23	13.47	0.22	0.93	1.15	—	—	14.62	8.54	377,660	45	0.98	0.98	1.61
12/31/22	13.74	0.22	(0.49)	(0.27)	—	—	13.47	(1.97)	421,229	43	0.98	0.98	1.62
12/31/21	11.58	0.20	1.96	2.16	—	—	13.74	18.65	176,180	44	0.98	0.98	1.58
12/31/20	11.51	0.22	(0.15)	0.07	—	—	11.58	0.61	117,951	9	0.98	0.98	2.10

Class I
12/31/24	14.90	0.26	1.66	1.92	—	—	16.82	12.89	440,639	45	0.68	0.68	1.65
12/31/23	13.68	0.26	0.96	1.22	—	—	14.90	8.92	657,849	45	0.68	0.68	1.91
12/31/22	13.92	0.26	(0.50)	(0.24)	—	—	13.68	(1.72)	635,461	43	0.68	0.68	1.87
12/31/21	11.69	0.25	1.98	2.23	—	—	13.92	19.08	869,610	44	0.68	0.68	1.92
12/31/20	11.59	0.25	(0.15)	0.10	—	—	11.69	0.86	1,017,726	9	0.68	0.68	2.40

JNL/Invesco Global Growth Fund
Class A
12/31/24	25.33	(0.04)	4.05	4.01	—	—	29.34	15.83	1,396,935	12	0.97	0.97	(0.13)
12/31/23	18.82	(0.01)	6.52	6.51	—	—	25.33	34.59	1,412,660	7	0.96	0.96	(0.06)
12/31/22	27.77	(0.01)	(8.94)	(8.95)	—	—	18.82	(32.23)	1,180,323	14	0.95	0.95	(0.06)
12/31/21	24.07	(0.12)	3.82	3.70	—	—	27.77	15.37	1,938,245	7	0.96	0.96	(0.46)
12/31/20	18.78	(0.04)	5.33	5.29	—	—	24.07	28.17	1,905,584	10	0.95	0.95	(0.21)

Class I
12/31/24	26.13	0.06	4.17	4.23	—	—	30.36	16.19	19,326	12	0.67	0.67	0.22
12/31/23	19.36	0.06	6.71	6.77	—	—	26.13	34.97	256,823	7	0.66	0.66	0.24
12/31/22	28.48	0.07	(9.19)	(9.12)	—	—	19.36	(32.02)	237,661	14	0.65	0.65	0.31
12/31/21	24.61	(0.04)	3.91	3.87	—	—	28.48	15.73	772,262	7	0.66	0.66	(0.16)
12/31/20	19.15	0.02	5.44	5.46	—	—	24.61	28.51	769,286	10	0.65	0.65	0.10

JNL/Invesco Small Cap Growth Fund
Class A
12/31/24	32.65	(0.19)	5.65	5.46	—	—	38.11	16.72	1,766,933	60	1.03	1.04	(0.54)
12/31/23	29.12	(0.12)	3.65	3.53	—	—	32.65	12.12	1,682,094	64	1.05	1.06	(0.39)
12/31/22	45.01	(0.15)	(15.74)	(15.89)	—	—	29.12	(35.30)	1,563,204	50	1.05	1.06	(0.47)
12/31/21	41.96	(0.33)	3.38	3.05	—	—	45.01	7.27	2,518,255	39	1.05	1.05	(0.73)
12/31/20	26.81	(0.22)	15.37	15.15	—	—	41.96	56.51	2,536,309	51	1.06	1.06	(0.74)

Class I
12/31/24	34.52	(0.09)	5.98	5.89	—	—	40.41	17.06	25,251	60	0.73	0.74	(0.24)
12/31/23	30.69	(0.03)	3.86	3.83	—	—	34.52	12.48	22,082	64	0.75	0.76	(0.08)
12/31/22	47.30	(0.06)	(16.55)	(16.61)	—	—	30.69	(35.12)	16,466	50	0.75	0.76	(0.18)
12/31/21	43.97	(0.19)	3.52	3.33	—	—	47.30	7.57	26,500	39	0.75	0.75	(0.41)
12/31/20	28.01	(0.15)	16.11	15.96	—	—	43.97	56.98	21,332	51	0.76	0.76	(0.49)

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/JPMorgan Global Allocation Fund
Class A
12/31/24	13.75	0.39	0.76	1.15	—	—	14.90	8.36	911,729	100	1.05		1.06		2.68
12/31/23	12.20	0.31	1.24	1.55	—	—	13.75	12.70	1,001,003	128	1.06	(a)	1.06	(a)	2.39
12/31/22	15.07	0.14	(3.01)	(2.87)	—	—	12.20	(19.04)	1,014,331	110	1.06	(a)	1.06	(a)	1.09
12/31/21	13.84	0.12	1.11	1.23	—	—	15.07	8.89	1,410,178	106	1.06	(a)	1.06	(a)	0.86
12/31/20	12.39	0.11	1.34	1.45	—	—	13.84	11.70	1,467,097	138	1.06	(a)	1.06	(a)	0.90

Class I
12/31/24	13.98	0.44	0.78	1.22	—	—	15.20	8.73	3,039	100	0.75		0.76		2.98
12/31/23	12.37	0.35	1.26	1.61	—	—	13.98	13.02	3,252	128	0.76	(a)	0.76	(a)	2.69
12/31/22	15.24	0.18	(3.05)	(2.87)	—	—	12.37	(18.83)	3,212	110	0.76	(a)	0.76	(a)	1.41
12/31/21	13.95	0.17	1.12	1.29	—	—	15.24	9.25	3,868	106	0.76	(a)	0.76	(a)	1.12
12/31/20	12.45	0.14	1.36	1.50	—	—	13.95	12.05	2,305	138	0.64	(a)	0.77	(a)	1.17

JNL/JPMorgan Hedged Equity Fund
Class A
12/31/24	14.22	0.06	2.48	2.54	—	—	16.76	17.86	872,711	30	0.96	(b)	0.96	(b)	0.41
12/31/23	12.29	0.09	1.84	1.93	—	—	14.22	15.70	766,593	34	0.96	(b)	0.96	(b)	0.64
12/31/22	13.47	0.07	(1.21)	(1.14)	(0.04)	—	12.29	(8.44)	619,218	32	0.96	(b)	0.96	(b)	0.59
12/31/21	12.00	0.05	1.50	1.55	(0.08)	—	13.47	12.94	534,969	42	0.97	(b)	0.97	(b)	0.40
12/31/20	10.59	0.09	1.37	1.46	(0.05)	—	12.00	13.80	340,365	76	0.97	(b)	0.97	(b)	0.77

Class I
12/31/24	14.38	0.11	2.51	2.62	—	—	17.00	18.22	35,741	30	0.66	(b)	0.66	(b)	0.70
12/31/23	12.40	0.13	1.85	1.98	—	—	14.38	15.97	117,752	34	0.66	(b)	0.66	(b)	0.94
12/31/22	13.57	0.11	(1.21)	(1.10)	(0.07)	—	12.40	(8.12)	115,941	32	0.66	(b)	0.66	(b)	0.85
12/31/21	12.07	0.09	1.51	1.60	(0.10)	—	13.57	13.26	151,324	42	0.67	(b)	0.67	(b)	0.69
12/31/20	10.63	0.12	1.38	1.50	(0.06)	—	12.07	14.08	144,751	76	0.67	(b)	0.67	(b)	1.06

JNL/JPMorgan MidCap Growth Fund
Class A
12/31/24	61.05	(0.25)	8.87	8.62	—	—	69.67	14.12	3,107,074	56	0.89		0.89		(0.38)
12/31/23	49.55	(0.16)	11.66	11.50	—	—	61.05	23.21	2,921,347	50	0.90		0.90		(0.29)
12/31/22	67.95	(0.21)	(18.19)	(18.40)	—	—	49.55	(27.08)	2,372,487	38	0.89		0.89		(0.39)
12/31/21	61.20	(0.33)	7.08	6.75	—	—	67.95	11.03	3,526,344	44	0.88		0.88		(0.50)
12/31/20	41.36	(0.20)	20.04	19.84	—	—	61.20	47.97	3,393,687	60	0.90		0.90		(0.42)

Class I
12/31/24	63.82	(0.06)	9.29	9.23	—	—	73.05	14.46	198,543	56	0.59		0.59		(0.09)
12/31/23	51.64	0.00	12.18	12.18	—	—	63.82	23.59	321,948	50	0.60		0.60		0.00
12/31/22	70.61	(0.05)	(18.92)	(18.97)	—	—	51.64	(26.87)	292,605	38	0.59		0.59		(0.09)
12/31/21	63.41	(0.14)	7.34	7.20	—	—	70.61	11.35	456,403	44	0.58		0.58		(0.21)
12/31/20	42.72	(0.05)	20.74	20.69	—	—	63.41	48.43	354,786	60	0.60		0.60		(0.11)

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Global Allocation Fund were as follows: Class A: December 31, 2023: 1.06%, 1.06% December 31, 2022: 1.05%, 1.05% December 31, 2021: 1.04%, 1.04% December 31, 2020: 1.05%, 1.05% Class I: December 31, 2023: 0.76%, 0.76% December 31, 2022: 0.75%, 0.75% December 31, 2021: 0.74%, 0.74% December 31, 2020: 0.74%, 0.74%.

(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: December 31, 2024: 0.95%, 0.95% December 31, 2023: 0.95%, 0.95% December 31, 2022: 0.95%, 0.95% December 31, 2021: 0.96%, 0.96% December 31, 2020: 0.96%, 0.96% Class I: December 31, 2024: 0.65%, 0.65% December 31, 2023: 0.65%, 0.65% December 31, 2022: 0.65%, 0.65% December 31, 2021: 0.66%, 0.66% December 31, 2020: 0.66%, 0.66%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Nasdaq Hedged Equity Fund
Class A
12/31/24	(a)	10.00	(0.00)	(b)	0.30	0.30	—	—	10.30	3.00	15,170	5	0.99	0.99	(0.06)

Class I
12/31/24	(a)	10.00	0.01		0.30	0.31	—	—	10.31	3.10	25,086	5	0.69	0.69	0.25

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
12/31/24		13.02	0.35		(0.20)	0.15	—	—	13.17	1.15	896,891	4	0.69	0.69	2.69
12/31/23		12.50	0.32		0.20	0.52	—	—	13.02	4.16	923,496	13	0.68	0.68	2.52
12/31/22		14.15	0.21		(1.86)	(1.65)	—	—	12.50	(11.66)	931,244	19	0.69	0.69	1.62
12/31/21		14.46	0.17		(0.48)	(0.31)	—	—	14.15	(2.14)	1,250,857	10	0.68	0.68	1.21
12/31/20		13.52	0.19		0.75	0.94	—	—	14.46	6.95	1,659,012	46	0.68	0.68	1.35

Class I
12/31/24		13.91	0.42		(0.23)	0.19	—	—	14.10	1.37	387,915	4	0.39	0.39	2.97
12/31/23		13.31	0.38		0.22	0.60	—	—	13.91	4.51	663,594	13	0.38	0.38	2.82
12/31/22		15.02	0.27		(1.98)	(1.71)	—	—	13.31	(11.38)	672,941	19	0.39	0.39	1.99
12/31/21		15.30	0.23		(0.51)	(0.28)	—	—	15.02	(1.83)	292,136	10	0.38	0.38	1.51
12/31/20		14.27	0.25		0.78	1.03	—	—	15.30	7.22	625,482	46	0.38	0.38	1.63

JNL/JPMorgan U.S. Value Fund
Class A
12/31/24		16.10	0.21		2.16	2.37	—	—	18.47	14.72	971,572	21	0.88	0.88	1.19
12/31/23		14.77	0.21		1.12	1.33	—	—	16.10	9.00	951,432	13	0.88	0.88	1.42
12/31/22		15.22	0.20		(0.65)	(0.45)	—	—	14.77	(2.96)	980,669	14	0.89	0.89	1.36
12/31/21		11.95	0.15		3.12	3.27	—	—	15.22	27.36	942,693	21	0.89	0.89	1.09
12/31/20		12.42	0.17		(0.64)	(0.47)	—	—	11.95	(3.78)	723,426	79	0.94	0.94	1.65

Class I
12/31/24		16.51	0.27		2.22	2.49	—	—	19.00	15.08	674,768	21	0.58	0.58	1.49
12/31/23		15.10	0.27		1.14	1.41	—	—	16.51	9.34	676,106	13	0.58	0.58	1.73
12/31/22		15.51	0.24		(0.65)	(0.41)	—	—	15.10	(2.64)	642,669	14	0.59	0.59	1.65
12/31/21		12.14	0.20		3.17	3.37	—	—	15.51	27.76	676,257	21	0.59	0.59	1.38
12/31/20		12.59	0.20		(0.65)	(0.45)	—	—	12.14	(3.57)	373,488	79	0.60	0.60	1.84

(a)	The Fund commenced operations on October 21, 2024.
(b)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Lazard International Quality Growth Fund(a)
Class A
12/31/24		15.43	0.13	(0.02)	0.11	(0.48)		—	15.06	0.59	124,173	131	1.10	1.10	0.80
12/31/23		13.41	0.16	2.04	2.20	(0.18)		—	15.43	16.51	127,476	40	1.10	1.12	1.09
12/31/22		17.14	0.16	(3.08)	(2.92)	(0.37)		(0.44)	13.41	(17.09)	104,439	45	1.14	1.15	1.08
12/31/21		16.22	0.17	0.87	1.04	(0.07)		(0.05)	17.14	6.42	115,951	28	1.15	1.15	0.99
12/31/20		14.42	0.11	1.77	1.88	(0.08)		—	16.22	13.03	76,966	44	1.16	1.16	0.80

Class I
12/31/24		15.49	0.18	(0.02)	0.16	(0.52)		—	15.13	0.93	344,291	131	0.80	0.80	1.10
12/31/23		13.46	0.21	2.04	2.25	(0.22)		—	15.49	16.82	369,717	40	0.80	0.82	1.40
12/31/22		17.20	0.21	(3.10)	(2.89)	(0.41)		(0.44)	13.46	(16.85)	358,431	45	0.84	0.85	1.43
12/31/21		16.26	0.24	0.85	1.09	(0.10)		(0.05)	17.20	6.72	351,431	28	0.85	0.85	1.40
12/31/20		14.45	0.12	1.81	1.93	(0.12)		—	16.26	13.40	364,495	44	0.86	0.86	0.90

JNL/Loomis Sayles Global Growth Fund
Class A
12/31/24		15.57	(0.03)	3.54	3.51	(0.01)		(0.38)	18.69	22.45	444,819	10	1.00	1.00	(0.20)
12/31/23		11.80	(0.01)	4.29	4.28	(0.01)		(0.50)	15.57	36.41	429,939	16	1.01	1.01	(0.05)
12/31/22		16.00	0.01	(4.21)	(4.20)	(0.00)	(b)	—	11.80	(26.25)	303,107	21	1.00	1.00	0.05
12/31/21		15.47	(0.03)	0.90	0.87	—		(0.34)	16.00	5.61	438,686	10	1.01	1.01	(0.20)
12/31/20		11.54	(0.05)	4.07	4.02	(0.03)		(0.06)	15.47	34.85	465,932	33	1.01	1.01	(0.35)

Class I
12/31/24		15.79	0.02	3.60	3.62	(0.06)		(0.38)	18.97	22.82	300,665	10	0.70	0.70	0.10
12/31/23		11.96	0.04	4.33	4.37	(0.04)		(0.50)	15.79	36.76	278,343	16	0.71	0.71	0.28
12/31/22		16.16	0.05	(4.24)	(4.19)	(0.01)		—	11.96	(25.97)	224,270	21	0.70	0.70	0.39
12/31/21		15.59	0.02	0.89	0.91	—		(0.34)	16.16	5.82	464,891	10	0.71	0.71	0.10
12/31/20		11.59	0.03	4.06	4.09	(0.03)		(0.06)	15.59	35.30	479,627	33	0.71	0.71	0.21

JNL/Lord Abbett Short Duration Income Fund
Class A
12/31/24		10.10	0.48	0.03	0.51	(0.65)		—	9.96	5.10	439,621	79	0.80	0.80	4.71
12/31/23		9.87	0.43	0.10	0.53	(0.30)		—	10.10	5.38	415,444	60	0.80	0.80	4.26
12/31/22		10.45	0.22	(0.74)	(0.52)	(0.05)		(0.01)	9.87	(4.95)	366,580	99	0.80	0.80	2.21
12/31/21		10.45	0.10	(0.06)	0.04	(0.03)		(0.01)	10.45	0.33	264,463	108	0.81	0.81	0.93
12/31/20	(c)	10.00	0.10	0.35	0.45	—		—	10.45	4.50	193,273	70	0.81	0.81	1.46

Class I
12/31/24		10.16	0.52	0.02	0.54	(0.68)		—	10.02	5.35	231,924	79	0.50	0.50	4.99
12/31/23		9.92	0.46	0.10	0.56	(0.32)		—	10.16	5.70	327,473	60	0.50	0.50	4.50
12/31/22		10.50	0.26	(0.76)	(0.50)	(0.07)		(0.01)	9.92	(4.73)	763,146	99	0.50	0.50	2.55
12/31/21		10.47	0.13	(0.06)	0.07	(0.03)		(0.01)	10.50	0.68	502,495	108	0.51	0.51	1.21
12/31/20	(c)	10.00	0.13	0.34	0.47	—		—	10.47	4.70	137,237	70	0.51	0.51	1.85

(a)	Effective October 21, 2024, JNL/Lazard International Strategic Equity Fund name was changed to JNL/Lazard International Quality Growth Fund.
(b)	Amount represents less than $0.005.
(c)	The Fund commenced operations on April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Communication Services Sector Fund(a)
Class A
12/31/24	18.86	0.08	7.17	7.25	—	—	26.11	38.44	857,012	33	0.65	0.65	0.34
12/31/23	12.28	0.05	6.53	6.58	—	—	18.86	53.58	526,757	12	0.65	0.65	0.29
12/31/22	20.93	0.04	(8.69)	(8.65)	—	—	12.28	(41.33)	163,074	9	0.66	0.66	0.28
12/31/21	18.10	0.02	2.81	2.83	—	—	20.93	15.64	351,276	23	0.65	0.65	0.11
12/31/20	14.45	0.06	3.59	3.65	—	—	18.10	25.26	251,202	14	0.67	0.67	0.37

Class I
12/31/24	17.86	0.15	6.79	6.94	—	—	24.80	38.86	14,100	33	0.30	0.35	0.69
12/31/23	11.58	0.11	6.17	6.28	—	—	17.86	54.23	9,210	12	0.30	0.35	0.71
12/31/22	19.67	0.09	(8.18)	(8.09)	—	—	11.58	(41.13)	3,249	9	0.31	0.36	0.61
12/31/21	16.96	0.10	2.61	2.71	—	—	19.67	15.98	5,855	23	0.30	0.35	0.50
12/31/20	13.49	0.09	3.38	3.47	—	—	16.96	25.72	4,452	14	0.32	0.37	0.63

JNL/Mellon Consumer Discretionary Sector Fund(b)
Class A
12/31/24	40.69	0.15	9.90	10.05	—	—	50.74	24.70	1,542,796	8	0.64	0.64	0.34
12/31/23	29.36	0.15	11.18	11.33	—	—	40.69	38.59	1,552,851	15	0.64	0.64	0.43
12/31/22	45.83	0.12	(16.59)	(16.47)	—	—	29.36	(35.94)	1,091,635	13	0.64	0.64	0.34
12/31/21	37.40	0.03	8.40	8.43	—	—	45.83	22.54	2,073,525	25	0.64	0.64	0.06
12/31/20	25.44	0.06	11.90	11.96	—	—	37.40	47.01	1,799,580	11	0.64	0.64	0.22

Class I
12/31/24	42.22	0.31	10.31	10.62	—	—	52.84	25.15	17,608	8	0.29	0.34	0.70
12/31/23	30.36	0.27	11.59	11.86	—	—	42.22	39.06	17,283	15	0.29	0.34	0.74
12/31/22	47.23	0.26	(17.13)	(16.87)	—	—	30.36	(35.72)	14,734	13	0.29	0.34	0.72
12/31/21	38.41	0.18	8.64	8.82	—	—	47.23	22.96	18,550	25	0.29	0.34	0.42
12/31/20	26.03	0.16	12.22	12.38	—	—	38.41	47.56	13,457	11	0.29	0.34	0.54

JNL/Mellon Consumer Staples Sector Fund
Class A
12/31/24	15.39	0.29	1.79	2.08	—	—	17.47	13.52	378,664	32	0.65	0.65	1.74
12/31/23	15.14	0.29	(0.04)	0.25	—	—	15.39	1.65	383,259	12	0.65	0.65	1.95
12/31/22	15.64	0.27	(0.77)	(0.50)	—	—	15.14	(3.20)	558,649	15	0.65	0.65	1.79
12/31/21	13.45	0.24	1.95	2.19	—	—	15.64	16.28	263,522	29	0.66	0.66	1.71
12/31/20	12.18	0.27	1.00	1.27	—	—	13.45	10.43	218,540	43	0.67	0.67	2.28

Class I
12/31/24	15.72	0.36	1.82	2.18	—	—	17.90	13.87	8,261	32	0.30	0.35	2.08
12/31/23	15.41	0.35	(0.04)	0.31	—	—	15.72	2.01	9,128	12	0.30	0.35	2.29
12/31/22	15.86	0.33	(0.78)	(0.45)	—	—	15.41	(2.84)	13,764	15	0.30	0.35	2.18
12/31/21	13.59	0.30	1.97	2.27	—	—	15.86	16.70	4,259	29	0.31	0.36	2.07
12/31/20	12.26	0.33	1.00	1.33	—	—	13.59	10.85	3,212	43	0.32	0.37	2.66

(a)

On April 27, 2020, JNL/Mellon Communication Services Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Consumer Discretionary Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Dow Index Fund(a)
Class A
12/31/24	46.22	0.61	5.96	6.57	—	—	52.79	14.21	1,275,080	11	0.65	0.65	1.22
12/31/23	40.04	0.63	5.55	6.18	—	—	46.22	15.43	1,260,234	0	0.65	0.65	1.52
12/31/22	43.27	0.57	(3.80)	(3.23)	—	—	40.04	(7.46)	1,226,966	1	0.65	0.65	1.43
12/31/21	36.01	0.47	6.79	7.26	—	—	43.27	20.16	1,421,801	0	0.65	0.65	1.16
12/31/20	33.05	0.51	2.45	2.96	—	—	36.01	8.96	1,174,585	36	0.65	0.65	1.62

Class I
12/31/24	47.25	0.80	6.11	6.91	—	—	54.16	14.62	25,336	11	0.30	0.35	1.57
12/31/23	40.79	0.79	5.67	6.46	—	—	47.25	15.84	26,071	0	0.30	0.35	1.87
12/31/22	43.93	0.72	(3.86)	(3.14)	—	—	40.79	(7.15)	23,124	1	0.30	0.35	1.79
12/31/21	36.43	0.62	6.88	7.50	—	—	43.93	20.59	24,182	0	0.30	0.35	1.51
12/31/20	33.32	0.63	2.48	3.11	—	—	36.43	9.33	14,615	36	0.30	0.35	1.96

JNL/Mellon Energy Sector Fund(b)
Class A
12/31/24	35.74	0.97	1.16	2.13	—	—	37.87	5.96	1,652,675	11	0.64	0.64	2.52
12/31/23	36.19	0.99	(1.44)	(0.45)	—	—	35.74	(1.24)	1,938,729	4	0.63	0.63	2.78
12/31/22	22.43	1.07	12.69	13.76	—	—	36.19	61.35	2,893,112	27	0.64	0.64	3.35
12/31/21	14.50	0.74	7.19	7.93	—	—	22.43	54.69	1,380,863	30	0.64	0.64	3.69
12/31/20	21.88	0.67	(8.05)	(7.38)	—	—	14.50	(33.73)	839,480	14	0.65	0.65	4.74

Class I
12/31/24	37.00	1.15	1.19	2.34	—	—	39.34	6.32	25,393	11	0.29	0.34	2.87
12/31/23	37.33	1.15	(1.48)	(0.33)	—	—	37.00	(0.88)	26,510	4	0.28	0.33	3.13
12/31/22	23.06	1.22	13.05	14.27	—	—	37.33	61.88	32,566	27	0.29	0.34	3.71
12/31/21	14.86	0.84	7.36	8.20	—	—	23.06	55.18	14,211	30	0.29	0.34	4.03
12/31/20	22.34	0.71	(8.19)	(7.48)	—	—	14.86	(33.48)	4,445	14	0.30	0.35	4.93

JNL/Mellon Financial Sector Fund(c)
Class A
12/31/24	19.10	0.25	5.55	5.80	—	—	24.90	30.37	1,508,985	14	0.64	0.64	1.13
12/31/23	16.55	0.24	2.31	2.55	—	—	19.10	15.41	1,260,130	3	0.64	0.64	1.45
12/31/22	19.00	0.22	(2.67)	(2.45)	—	—	16.55	(12.89)	1,352,012	16	0.64	0.64	1.30
12/31/21	14.69	0.21	4.10	4.31	—	—	19.00	29.34	1,628,528	28	0.64	0.64	1.14
12/31/20	15.10	0.25	(0.66)	(0.41)	—	—	14.69	(2.72)	1,119,113	7	0.64	0.64	2.02

Class I
12/31/24	19.50	0.33	5.68	6.01	—	—	25.51	30.82	25,565	14	0.29	0.34	1.48
12/31/23	16.84	0.31	2.35	2.66	—	—	19.50	15.80	20,475	3	0.29	0.34	1.80
12/31/22	19.26	0.28	(2.70)	(2.42)	—	—	16.84	(12.56)	20,436	16	0.29	0.34	1.64
12/31/21	14.84	0.27	4.15	4.42	—	—	19.26	29.78	23,731	28	0.29	0.34	1.46
12/31/20	15.20	0.30	(0.66)	(0.36)	—	—	14.84	(2.37)	9,645	7	0.29	0.34	2.36

(a)

On April 27, 2020, JNL/Mellon Dow Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Energy Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(c)

On April 27, 2020, JNL/Mellon Financial Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Healthcare Sector Fund(a)
Class A
12/31/24	43.07	0.42	0.45	0.87	—	—	43.94	2.02	2,887,872	3	0.63	0.63	0.91
12/31/23	42.39	0.41	0.27	0.68	—	—	43.07	1.60	3,291,512	4	0.63	0.63	0.99
12/31/22	44.99	0.36	(2.96)	(2.60)	—	—	42.39	(5.78)	3,665,432	3	0.63	0.63	0.87
12/31/21	37.43	0.29	7.27	7.56	—	—	44.99	20.20	4,262,922	10	0.63	0.63	0.71
12/31/20	31.85	0.30	5.28	5.58	—	—	37.43	17.52	3,748,785	9	0.63	0.63	0.90

Class I
12/31/24	44.07	0.60	0.45	1.05	—	—	45.12	2.38	34,544	3	0.28	0.33	1.26
12/31/23	43.23	0.56	0.28	0.84	—	—	44.07	1.94	35,552	4	0.28	0.33	1.34
12/31/22	45.71	0.51	(2.99)	(2.48)	—	—	43.23	(5.43)	36,655	3	0.28	0.33	1.22
12/31/21	37.90	0.44	7.37	7.81	—	—	45.71	20.61	37,075	10	0.28	0.33	1.06
12/31/20	32.14	0.42	5.34	5.76	—	—	37.90	17.92	25,108	9	0.28	0.33	1.25

JNL/Mellon Industrials Sector Fund
Class A
12/31/24	17.87	0.17	2.64	2.81	—	—	20.68	15.72	275,792	30	0.66	0.66	0.88
12/31/23	14.88	0.17	2.82	2.99	—	—	17.87	20.09	219,737	32	0.66	0.66	1.09
12/31/22	16.30	0.14	(1.56)	(1.42)	—	—	14.88	(8.71)	183,611	24	0.66	0.66	0.97
12/31/21	13.48	0.10	2.72	2.82	—	—	16.30	20.92	241,085	37	0.66	0.66	0.68
12/31/20	11.87	0.11	1.50	1.61	—	—	13.48	13.56	108,689	38	0.70	0.70	0.98

Class I
12/31/24	18.26	0.25	2.69	2.94	—	—	21.20	16.10	8,531	30	0.31	0.36	1.24
12/31/23	15.15	0.23	2.88	3.11	—	—	18.26	20.53	5,429	32	0.31	0.36	1.44
12/31/22	16.53	0.20	(1.58)	(1.38)	—	—	15.15	(8.35)	5,193	24	0.31	0.36	1.34
12/31/21	13.62	0.16	2.75	2.91	—	—	16.53	21.37	4,772	37	0.31	0.36	1.02
12/31/20	11.96	0.15	1.51	1.66	—	—	13.62	13.88	3,278	38	0.35	0.40	1.32

JNL/Mellon Information Technology Sector Fund(b)
Class A
12/31/24	46.05	0.02	16.22	16.24	—	—	62.29	35.27	7,041,180	19	0.61	0.61	0.03
12/31/23	29.11	0.10	16.84	16.94	—	—	46.05	58.19	5,572,091	8	0.62	0.62	0.25
12/31/22	42.80	0.10	(13.79)	(13.69)	—	—	29.11	(31.99)	3,475,561	9	0.62	0.62	0.31
12/31/21	32.13	0.07	10.60	10.67	—	—	42.80	33.21	5,983,103	22	0.62	0.62	0.19
12/31/20	22.14	0.11	9.88	9.99	—	—	32.13	45.12	4,935,985	12	0.63	0.63	0.42

Class I
12/31/24	47.86	0.22	16.88	17.10	—	—	64.96	35.73	124,880	19	0.26	0.31	0.38
12/31/23	30.14	0.24	17.48	17.72	—	—	47.86	58.79	87,895	8	0.27	0.32	0.60
12/31/22	44.17	0.23	(14.26)	(14.03)	—	—	30.14	(31.76)	53,514	9	0.27	0.32	0.67
12/31/21	33.04	0.20	10.93	11.13	—	—	44.17	33.69	84,968	22	0.27	0.32	0.54
12/31/20	22.69	0.20	10.15	10.35	—	—	33.04	45.61	56,987	12	0.28	0.33	0.75

(a)

On April 27, 2020, JNL/Mellon Healthcare Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Information Technology Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Materials Sector Fund
Class A
12/31/24	16.38	0.16	(0.54)	(0.38)	—	—	16.00	(2.32)	135,311	24	0.67	0.67	0.94
12/31/23	14.34	0.18	1.86	2.04	—	—	16.38	14.23	173,262	33	0.67	0.67	1.19
12/31/22	16.28	0.19	(2.13)	(1.94)	—	—	14.34	(11.92)	187,042	46	0.66	0.66	1.34
12/31/21	12.68	0.16	3.44	3.60	—	—	16.28	28.39	193,535	70	0.67	0.67	1.07
12/31/20	10.67	0.16	1.85	2.01	—	—	12.68	18.84	77,306	43	0.70	0.70	1.47

Class I
12/31/24	16.73	0.23	(0.57)	(0.34)	—	—	16.39	(2.03)	3,924	24	0.32	0.37	1.30
12/31/23	14.60	0.24	1.89	2.13	—	—	16.73	14.59	4,591	33	0.32	0.37	1.53
12/31/22	16.51	0.24	(2.15)	(1.91)	—	—	14.60	(11.57)	4,829	46	0.31	0.36	1.61
12/31/21	12.82	0.21	3.48	3.69	—	—	16.51	28.78	6,415	70	0.32	0.37	1.41
12/31/20	10.74	0.20	1.88	2.08	—	—	12.82	19.37	2,005	43	0.35	0.40	1.82

JNL/Mellon Nasdaq 100 Index Fund(a)
Class A
12/31/24	60.58	0.15	15.05	15.20	—	—	75.78	25.09	8,200,926	9	0.64	0.64	0.22
12/31/23	39.28	0.19	21.11	21.30	—	—	60.58	54.23	7,130,051	22	0.64	0.64	0.37
12/31/22	58.47	0.12	(19.31)	(19.19)	—	—	39.28	(32.82)	4,276,647	8	0.65	0.65	0.27
12/31/21	46.15	0.02	12.30	12.32	—	—	58.47	26.70	6,826,247	10	0.64	0.64	0.04
12/31/20	31.19	0.09	14.87	14.96	—	—	46.15	47.96	5,711,478	17	0.65	0.65	0.24

Class I
12/31/24	40.49	0.26	10.08	10.34	—	—	50.83	25.54	153,782	9	0.29	0.34	0.57
12/31/23	26.17	0.25	14.07	14.32	—	—	40.49	54.72	129,498	22	0.29	0.34	0.72
12/31/22	38.81	0.19	(12.83)	(12.64)	—	—	26.17	(32.57)	77,284	8	0.30	0.35	0.62
12/31/21	30.52	0.14	8.15	8.29	—	—	38.81	27.16	124,040	10	0.29	0.34	0.39
12/31/20	20.56	0.15	9.81	9.96	—	—	30.52	48.44	82,586	17	0.30	0.35	0.58

JNL/Mellon Real Estate Sector Fund
Class A
12/31/24	13.36	0.34	0.24	0.58	—	—	13.94	4.34	192,026	18	0.66	0.66	2.49
12/31/23	12.04	0.34	0.98	1.32	—	—	13.36	10.96	177,753	15	0.67	0.67	2.81
12/31/22	16.29	0.28	(4.53)	(4.25)	—	—	12.04	(26.09)	174,079	32	0.66	0.66	2.05
12/31/21	11.74	0.20	4.35	4.55	—	—	16.29	38.76	249,641	36	0.66	0.66	1.41
12/31/20	12.40	0.20	(0.86)	(0.66)	—	—	11.74	(5.32)	110,303	30	0.69	0.69	1.83

Class I
12/31/24	13.60	0.39	0.25	0.64	—	—	14.24	4.71	11,555	18	0.31	0.36	2.84
12/31/23	12.21	0.39	1.00	1.39	—	—	13.60	11.38	11,728	15	0.32	0.37	3.16
12/31/22	16.46	0.34	(4.59)	(4.25)	—	—	12.21	(25.82)	11,384	32	0.31	0.36	2.45
12/31/21	11.82	0.26	4.38	4.64	—	—	16.46	39.26	15,651	36	0.31	0.36	1.81
12/31/20	12.44	0.29	(0.91)	(0.62)	—	—	11.82	(4.98)	6,517	30	0.34	0.39	2.58

(a)

On April 27, 2020, JNL/Mellon Nasdaq 100 Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 500 Index Fund
Class A
12/31/24	37.35	0.38	8.73	9.11	—	—	46.46	24.39	15,393,471	2	0.52	0.52	0.89
12/31/23	29.72	0.40	7.23	7.63	—	—	37.35	25.67	13,151,310	3	0.52	0.52	1.19
12/31/22	36.48	0.36	(7.12)	(6.76)	—	—	29.72	(18.53)	10,650,597	3	0.52	0.52	1.13
12/31/21	28.48	0.29	7.71	8.00	—	—	36.48	28.09	13,175,436	3	0.52	0.52	0.90
12/31/20	24.18	0.32	3.98	4.30	—	—	28.48	17.78	10,387,450	6	0.53	0.53	1.31

Class I
12/31/24	38.84	0.53	9.09	9.62	—	—	48.46	24.77	9,588	2	0.22	0.22	1.19
12/31/23	30.81	0.51	7.52	8.03	—	—	38.84	26.06	8,985	3	0.22	0.22	1.49
12/31/22	37.70	0.47	(7.36)	(6.89)	—	—	30.81	(18.28)	7,886	3	0.22	0.22	1.43
12/31/21	29.35	0.38	7.97	8.35	—	—	37.70	28.45	9,552	3	0.22	0.22	1.24
12/31/20	24.85	0.40	4.10	4.50	—	—	29.35	18.11	263,048	6	0.23	0.23	1.62

JNL/Mellon U.S. Stock Market Index Fund
Class A
12/31/24	19.92	0.17	4.49	4.66	—	—	24.58	23.39	5,061,129	2	0.61	0.61	0.77
12/31/23	15.84	0.18	3.90	4.08	—	—	19.92	25.76	4,934,182	2	0.61	0.61	1.02
12/31/22	19.78	0.17	(4.11)	(3.94)	—	—	15.84	(19.92)	4,521,043	2	0.60	0.60	0.98
12/31/21	15.78	0.13	3.87	4.00	—	—	19.78	25.35	6,594,525	52	0.61	0.61	0.72
12/31/20	13.13	0.16	2.49	2.65	—	—	15.78	20.18	871,033	11	0.56	0.61	1.19

Class I
12/31/24	20.32	0.25	4.58	4.83	—	—	25.15	23.77	73,247	2	0.31	0.31	1.07
12/31/23	16.11	0.24	3.97	4.21	—	—	20.32	26.13	70,032	2	0.31	0.31	1.33
12/31/22	20.05	0.22	(4.16)	(3.94)	—	—	16.11	(19.65)	59,858	2	0.30	0.30	1.28
12/31/21	15.96	0.19	3.90	4.09	—	—	20.05	25.63	84,430	52	0.30	0.31	1.00
12/31/20	13.23	0.20	2.53	2.73	—	—	15.96	20.63	24,056	11	0.26	0.31	1.51

JNL/Mellon Utilities Sector Fund
Class A
12/31/24	17.36	0.49	3.97	4.46	—	—	21.82	25.69	551,911	31	0.65	0.65	2.47
12/31/23	18.81	0.48	(1.93)	(1.45)	—	—	17.36	(7.71)	390,888	5	0.65	0.65	2.71
12/31/22	18.66	0.44	(0.29)	0.15	—	—	18.81	0.80	650,159	16	0.65	0.65	2.35
12/31/21	15.98	0.41	2.27	2.68	—	—	18.66	16.77	319,659	16	0.66	0.66	2.44
12/31/20	16.15	0.41	(0.58)	(0.17)	—	—	15.98	(1.05)	284,687	25	0.66	0.66	2.66

Class I
12/31/24	17.71	0.58	4.05	4.63	—	—	22.34	26.14	13,359	31	0.30	0.35	2.84
12/31/23	19.12	0.55	(1.96)	(1.41)	—	—	17.71	(7.37)	8,497	5	0.30	0.35	3.06
12/31/22	18.89	0.51	(0.28)	0.23	—	—	19.12	1.22	11,735	16	0.30	0.35	2.69
12/31/21	16.13	0.48	2.28	2.76	—	—	18.89	17.11	5,113	16	0.31	0.36	2.79
12/31/20	16.24	0.45	(0.56)	(0.11)	—	—	16.13	(0.68)	3,785	25	0.31	0.36	2.94

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon World Index Fund(a)
Class A
12/31/24		37.36	0.49	6.25	6.74	—	—	44.10	18.04	439,625	3	0.65	0.65	1.17
12/31/23		30.29	0.49	6.58	7.07	—	—	37.36	23.34	392,947	3	0.65	0.65	1.46
12/31/22		36.96	0.45	(7.12)	(6.67)	—	—	30.29	(18.05)	345,897	2	0.65	0.65	1.41
12/31/21		31.02	0.38	6.17	6.55	(0.43)	(0.18)	36.96	21.17	416,249	8	0.66	0.66	1.11
12/31/20		27.49	0.36	3.91	4.27	(0.56)	(0.18)	31.02	15.61	363,797	3	0.67	0.67	1.34

Class I
12/31/24		37.82	0.64	6.35	6.99	—	—	44.81	18.48	11,709	3	0.30	0.35	1.52
12/31/23		30.56	0.61	6.65	7.26	—	—	37.82	23.76	10,354	3	0.30	0.35	1.80
12/31/22		37.16	0.56	(7.16)	(6.60)	—	—	30.56	(17.76)	8,408	2	0.30	0.35	1.76
12/31/21		31.16	0.50	6.21	6.71	(0.53)	(0.18)	37.16	21.59	8,601	8	0.31	0.36	1.43
12/31/20		27.60	0.46	3.94	4.40	(0.66)	(0.18)	31.16	16.02	4,422	3	0.32	0.37	1.69

JNL/MFS Mid Cap Value Fund
Class A
12/31/24		18.26	0.20	2.34	2.54	—	—	20.80	13.91	1,877,044	28	0.95	0.95	0.99
12/31/23		16.26	0.21	1.79	2.00	—	—	18.26	12.30	1,895,682	19	0.95	0.95	1.25
12/31/22		17.87	0.22	(1.83)	(1.61)	—	—	16.26	(9.01)	1,973,870	19	0.95	0.95	1.31
12/31/21		13.69	0.13	4.05	4.18	—	—	17.87	30.53	2,162,629	27	0.95	0.95	0.79
12/31/20		13.18	0.13	0.38	0.51	—	—	13.69	3.87	1,655,807	32	0.96	0.96	1.15

Class I
12/31/24		18.67	0.29	2.36	2.65	—	—	21.32	14.19	154,595	28	0.65	0.65	1.37
12/31/23		16.57	0.27	1.83	2.10	—	—	18.67	12.67	48,996	19	0.65	0.65	1.56
12/31/22		18.16	0.27	(1.86)	(1.59)	—	—	16.57	(8.76)	45,649	19	0.65	0.65	1.62
12/31/21		13.87	0.18	4.11	4.29	—	—	18.16	30.93	47,902	27	0.65	0.65	1.11
12/31/20		13.32	0.17	0.38	0.55	—	—	13.87	4.13	25,779	32	0.66	0.66	1.44

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A
12/31/24		11.18	0.21	2.15	2.36	—	—	13.54	21.11	9,694	77	0.72	0.72	1.65
12/31/23		7.91	0.21	3.06	3.27	—	—	11.18	41.34	9,134	58	0.72	0.72	2.32
12/31/22		12.07	0.18	(4.34)	(4.16)	—	—	7.91	(34.47)	3,548	67	0.71	0.71	2.06
12/31/21	(b)	10.00	0.06	2.01	2.07	—	—	12.07	20.70	4,200	56	0.72	0.72	0.80

Class I
12/31/24		11.28	0.25	2.16	2.41	—	—	13.69	21.37	6,843	77	0.42	0.42	1.98
12/31/23		7.95	0.24	3.09	3.33	—	—	11.28	41.89	5,635	58	0.42	0.42	2.64
12/31/22		12.10	0.22	(4.37)	(4.15)	—	—	7.95	(34.30)	3,972	67	0.41	0.41	2.42
12/31/21	(b)	10.00	0.14	1.96	2.10	—	—	12.10	21.00	6,046	56	0.42	0.42	1.82

JNL/Morningstar SMID Moat Focus Index Fund
Class A
12/31/24	(c)	10.00	0.12	0.64	0.76	—	—	10.76	7.60	1,785	82	0.76	0.76	1.61

Class I
12/31/24	(c)	10.00	0.11	0.67	0.78	—	—	10.78	7.80	124,819	82	0.46	0.46	1.56

(a)

On April 27, 2020, JNL/Mellon MSCI World Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)	The Fund commenced operations on April 26, 2021.
(c)	The Fund commenced operations on April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Morningstar U.S. Sustainability Index Fund
Class A
12/31/24	21.87	0.19	4.28	4.47	—	—	26.34	20.44	454,087	23	0.71	0.71	0.75
12/31/23	17.37	0.18	4.32	4.50	—	—	21.87	25.91	301,052	28	0.71	0.71	0.94
12/31/22	21.71	0.15	(4.49)	(4.34)	—	—	17.37	(19.99)	218,915	68	0.73	0.73	0.84
12/31/21	16.62	0.12	4.97	5.09	—	—	21.71	30.63	320,580	24	0.76	0.76	0.61
12/31/20	13.79	0.13	2.70	2.83	—	—	16.62	20.52	145,944	13	0.76	0.76	0.93

Class I
12/31/24	22.30	0.28	4.36	4.64	—	—	26.94	20.81	17,103	23	0.36	0.41	1.10
12/31/23	17.64	0.26	4.40	4.66	—	—	22.30	26.42	14,363	28	0.36	0.41	1.29
12/31/22	21.97	0.22	(4.55)	(4.33)	—	—	17.64	(19.71)	9,841	68	0.38	0.43	1.21
12/31/21	16.76	0.19	5.02	5.21	—	—	21.97	31.09	11,279	24	0.41	0.46	0.97
12/31/20	13.86	0.18	2.72	2.90	—	—	16.76	20.92	4,880	13	0.41	0.46	1.21

JNL/Morningstar Wide Moat Index Fund
Class A
12/31/24	12.49	0.14	1.23	1.37	(0.11)	(1.05)	12.70	10.51	766,853	76	0.75	0.75	1.09
12/31/23	9.96	0.11	2.99	3.10	(0.08)	(0.49)	12.49	31.48	881,798	71	0.76	0.76	0.93
12/31/22	14.70	0.11	(2.09)	(1.98)	(0.17)	(2.59)	9.96	(13.80)	380,653	71	0.76	0.76	0.87
12/31/21	13.18	0.15	2.96	3.11	(0.19)	(1.40)	14.70	23.89	392,339	61	0.76	0.76	0.96
12/31/20	12.42	0.18	1.56	1.74	(0.15)	(0.83)	13.18	14.17	244,640	72	0.77	0.77	1.45

Class I
12/31/24	12.66	0.19	1.25	1.44	(0.14)	(1.05)	12.91	10.95	541,184	76	0.45	0.45	1.39
12/31/23	10.08	0.14	3.03	3.17	(0.10)	(0.49)	12.66	31.78	510,357	71	0.46	0.46	1.16
12/31/22	14.83	0.15	(2.11)	(1.96)	(0.20)	(2.59)	10.08	(13.52)	408,289	71	0.46	0.46	1.15
12/31/21	13.26	0.19	2.99	3.18	(0.21)	(1.40)	14.83	24.31	639,557	61	0.46	0.46	1.24
12/31/20	12.47	0.21	1.58	1.79	(0.17)	(0.83)	13.26	14.47	634,550	72	0.47	0.47	1.74

JNL/Neuberger Berman Commodity Strategy Fund
Class A
12/31/24	15.79	0.77	0.22	0.99	—	—	16.78	6.27	38,102	103	0.91	0.91	4.69
12/31/23	16.75	0.74	(1.70)	(0.96)	—	—	15.79	(5.73)	41,146	33	0.91	0.91	4.59
12/31/22	13.78	0.20	2.77	2.97	—	—	16.75	21.55	65,072	19	0.91	0.91	1.19
12/31/21	10.62	(0.11)	3.27	3.16	—	—	13.78	29.76	25,559	36	0.90	0.90	(0.86)
12/31/20	11.02	0.00	(0.40)	(0.40)	—	—	10.62	(3.63)	12,822	106	0.92	0.92	(0.05)

Class I
12/31/24	15.99	0.86	0.21	1.07	—	—	17.06	6.69	1	103	0.61	0.61	5.29
12/31/23	16.92	0.78	(1.71)	(0.93)	—	—	15.99	(5.50)	79,418	33	0.61	0.61	4.77
12/31/22	13.87	0.36	2.69	3.05	—	—	16.92	21.99	317,695	19	0.61	0.61	2.16
12/31/21	10.65	(0.06)	3.28	3.22	—	—	13.87	30.23	1	36	0.60	0.60	(0.46)
12/31/20	11.05	0.12	(0.52)	(0.40)	—	—	10.65	(3.62)	—	106	0.62	0.62	1.22

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Neuberger Berman Gold Plus Strategy Fund
Class A
12/31/24		10.50	0.50	2.11	2.61	—	—	13.11	24.86	52,864	140		1.20		1.20		4.11
12/31/23		9.29	0.38	0.83	1.21	—	—	10.50	13.02	30,926	62		1.20		1.20		3.85
12/31/22	(a)	10.00	0.08	(0.79)	(0.71)	—	—	9.29	(7.10)	16,599	5		1.19		1.19		1.25

Class I
12/31/24		10.56	0.53	2.13	2.66	—	—	13.22	25.19	1	140		0.91		0.91		4.42
12/31/23		9.32	0.42	0.82	1.24	—	—	10.56	13.30	1	62		0.83		0.83		4.20
12/31/22	(a)	10.00	0.10	(0.78)	(0.68)	—	—	9.32	(6.80)	1	5		0.79		0.79		1.52

JNL/Neuberger Berman Strategic Income Fund
Class A
12/31/24		12.12	0.61	0.06	0.67	—	—	12.79	5.53	630,923	67	(b)	0.94		0.94		4.94
12/31/23		11.04	0.54	0.54	1.08	—	—	12.12	9.78	618,751	68	(b)	0.94		0.94		4.76
12/31/22		12.38	0.39	(1.73)	(1.34)	—	—	11.04	(10.82)	562,041	55	(b)	0.94		0.94		3.42
12/31/21		12.06	0.31	0.01	0.32	—	—	12.38	2.65	705,176	68	(b)	0.93		0.93		2.53
12/31/20		11.27	0.31	0.48	0.79	—	—	12.06	7.01	638,226	116	(b)	0.94		0.94		2.76

Class I
12/31/24		12.37	0.67	0.06	0.73	—	—	13.10	5.90	74,219	67	(b)	0.64		0.64		5.24
12/31/23		11.23	0.59	0.55	1.14	—	—	12.37	10.15	79,998	68	(b)	0.64		0.64		5.06
12/31/22		12.56	0.43	(1.76)	(1.33)	—	—	11.23	(10.59)	83,256	55	(b)	0.64		0.64		3.69
12/31/21		12.19	0.35	0.02	0.37	—	—	12.56	3.04	166,937	68	(b)	0.63		0.63		2.84
12/31/20		11.36	0.35	0.48	0.83	—	—	12.19	7.31	169,051	116	(b)	0.64		0.64		3.07

JNL/Newton Equity Income Fund
Class A
12/31/24		28.64	0.49	4.39	4.88	—	—	33.52	17.04	2,160,071	70		0.86		0.87		1.53
12/31/23		25.95	0.40	2.29	2.69	—	—	28.64	10.37	1,738,567	84		0.88		0.88		1.50
12/31/22		25.00	0.37	0.58	0.95	—	—	25.95	3.80	1,715,044	76		0.90		0.90		1.48
12/31/21		18.83	0.28	5.89	6.17	—	—	25.00	32.77	547,497	96		0.91		0.91		1.21
12/31/20		18.38	0.26	0.19	0.45	—	—	18.83	2.45	207,104	80		0.90		0.90		1.64

Class I
12/31/24		29.14	0.60	4.48	5.08	—	—	34.22	17.43	557,930	70		0.56		0.57		1.84
12/31/23		26.33	0.49	2.32	2.81	—	—	29.14	10.67	162,330	84		0.58		0.58		1.80
12/31/22		25.29	0.53	0.51	1.04	—	—	26.33	4.11	157,541	76		0.60		0.60		2.08
12/31/21		18.99	0.36	5.94	6.30	—	—	25.29	33.18	10,008	96		0.61		0.61		1.53
12/31/20		18.48	0.33	0.18	0.51	—	—	18.99	2.76	3,084	80		0.60		0.60		1.98

JNL/PIMCO Income Fund
Class A
12/31/24		11.22	0.61	(0.09)	0.52	—	—	11.74	4.63	1,040,912	25	(c)	1.15	(d)	1.15	(d)	5.27
12/31/23		10.34	0.53	0.35	0.88	—	—	11.22	8.51	904,665	532		1.04	(d)	1.04	(d)	4.95
12/31/22		11.25	0.38	(1.29)	(0.91)	—	—	10.34	(8.09)	733,830	407		0.94	(d)	0.94	(d)	3.66
12/31/21		11.03	0.28	(0.06)	0.22	—	—	11.25	1.99	913,625	464		0.93		0.93		2.48
12/31/20		10.51	0.27	0.25	0.52	—	—	11.03	4.95	796,728	524		0.94	(d)	0.94	(d)	2.57

Class I
12/31/24		11.42	0.65	(0.08)	0.57	—	—	11.99	4.99	472,927	25	(c)	0.85	(d)	0.85	(d)	5.56
12/31/23		10.50	0.57	0.35	0.92	—	—	11.42	8.76	599,169	532		0.74	(d)	0.74	(d)	5.25
12/31/22		11.39	0.42	(1.31)	(0.89)	—	—	10.50	(7.81)	512,658	407		0.64	(d)	0.64	(d)	3.95
12/31/21		11.13	0.31	(0.05)	0.26	—	—	11.39	2.34	787,820	464		0.63		0.63		2.77
12/31/20		10.57	0.30	0.26	0.56	—	—	11.13	5.30	908,423	524		0.64	(d)	0.64	(d)	2.87

(a)	The Fund commenced operations on April 25, 2022.
(b)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 385% , 305%, 309%, 289%, and 199% in 2020, 2021, 2022, 2023, and 2024 respectively.
(c)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Income Fund was 642% in 2024.
(d)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: December 31, 2024: 0.94%, 0.94% December 31, 2023: 0.95%, 0.95% December 31, 2022: 0.94%, 0.94% December 31, 2020: 0.94%, 0.94% Class I: December 31, 2024: 0.64%, 0.64% December 31, 2023: 0.65%, 0.65% December 31, 2022: 0.64%, 0.64% December 31, 2020: 0.64%, 0.64%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PIMCO Investment Grade Credit Bond Fund
Class A
12/31/24	11.98	0.47	(0.14)	0.33	—	—	12.31	2.75	478,081	45	(a)	1.16	(b)	1.16	(b)	3.86
12/31/23	11.12	0.41	0.45	0.86	—	—	11.98	7.73	485,483	126		0.84	(b)	0.84	(b)	3.60
12/31/22	13.33	0.36	(2.57)	(2.21)	—	—	11.12	(16.58)	452,278	74		0.81	(b)	0.81	(b)	3.08
12/31/21	13.55	0.35	(0.57)	(0.22)	—	—	13.33	(1.62)	635,066	105		0.73	(b)	0.73	(b)	2.61
12/31/20	12.26	0.30	0.99	1.29	—	—	13.55	10.52	716,376	167		0.74	(b)	0.74	(b)	2.30

Class I
12/31/24	12.15	0.51	(0.14)	0.37	—	—	12.52	3.05	390,923	45	(a)	0.86	(b)	0.86	(b)	4.17
12/31/23	11.25	0.45	0.45	0.90	—	—	12.15	8.00	398,825	126		0.54	(b)	0.54	(b)	3.89
12/31/22	13.43	0.40	(2.58)	(2.18)	—	—	11.25	(16.23)	479,106	74		0.51	(b)	0.51	(b)	3.37
12/31/21	13.62	0.39	(0.58)	(0.19)	—	—	13.43	(1.40)	1,001,193	105		0.43	(b)	0.43	(b)	2.91
12/31/20	12.28	0.33	1.01	1.34	—	—	13.62	10.91	1,165,502	167		0.44	(b)	0.44	(b)	2.58

JNL/PIMCO Real Return Fund
Class A
12/31/24	11.28	0.38	(0.15)	0.23	—	—	11.51	2.04	921,609	13	(c)	1.34	(d)	1.34	(d)	3.33
12/31/23	10.85	0.41	0.02	0.43	—	—	11.28	3.96	1,043,415	141		1.06	(d)	1.06	(d)	3.69
12/31/22	12.30	0.65	(2.10)	(1.45)	—	—	10.85	(11.79)	1,172,015	39		0.95	(d)	0.95	(d)	5.68
12/31/21	11.67	0.37	0.26	0.63	—	—	12.30	5.40	1,449,465	49		0.81	(d)	0.81	(d)	3.09
12/31/20	10.47	0.08	1.12	1.20	—	—	11.67	11.46	1,238,237	179		0.95	(d)	0.95	(d)	0.75

Class I
12/31/24	11.57	0.43	(0.15)	0.28	—	—	11.85	2.42	160,147	13	(c)	1.04	(d)	1.04	(d)	3.68
12/31/23	11.10	0.45	0.02	0.47	—	—	11.57	4.23	360,623	141		0.76	(d)	0.76	(d)	4.00
12/31/22	12.55	0.70	(2.15)	(1.45)	—	—	11.10	(11.55)	364,464	39		0.65	(d)	0.65	(d)	5.99
12/31/21	11.86	0.43	0.26	0.69	—	—	12.55	5.82	467,665	49		0.51	(d)	0.51	(d)	3.56
12/31/20	10.61	0.12	1.13	1.25	—	—	11.86	11.78	347,527	179		0.65	(d)	0.65	(d)	1.05

(a)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Investment Grade Credit Bond Fund was 212% in 2024.
(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: December 31, 2024: 0.75%, 0.75% December 31, 2023: 0.76%, 0.76% December 31, 2022: 0.74%, 0.74% December 31, 2021: 0.73%, 0.73% December 31, 2020: 0.74%, 0.74% Class I: December 31, 2024: 0.45%, 0.45% December 31, 2023: 0.46%, 0.46% December 31, 2022: 0.44%, 0.44% December 31, 2021: 0.43%, 0.43% December 31, 2020: 0.44%, 0.44%

(c)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 206% in 2024.
(d)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: December 31, 2024: 0.79%, 0.79% December 31, 2023: 0.79%, 0.79% December 31, 2022: 0.79%, 0.79% December 31, 2021: 0.79%, 0.79% December 31, 2020: 0.79%, 0.79% Class I: December 31, 2024: 0.49%, 0.49% December 31, 2023: 0.49%, 0.49% December 31, 2022: 0.49%, 0.49% December 31, 2021: 0.49%, 0.49% December 31, 2020: 0.49%, 0.49%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America High Yield Bond Fund
Class A
12/31/24		15.39	1.16	0.06	1.22	—	—	16.61	7.93		1,202,046	79		0.74	0.74	7.25
12/31/23		13.64	0.98	0.77	1.75	—	—	15.39	12.83		1,203,837	58		0.75	0.75	6.84
12/31/22		15.45	0.80	(2.61)	(1.81)	—	—	13.64	(11.72)		1,155,672	49		0.74	0.74	5.65
12/31/21		14.61	0.75	0.09	0.84	—	—	15.45	5.75		1,537,895	62		0.74	0.74	4.95
12/31/20		13.90	0.70	0.01	0.71	—	—	14.61	5.11	(a)	1,412,152	77		0.74	0.74	5.18

Class I
12/31/24		18.31	1.44	0.07	1.51	—	—	19.82	8.25		227,742	79		0.44	0.44	7.54
12/31/23		16.18	1.21	0.92	2.13	—	—	18.31	13.16		206,168	58		0.45	0.45	7.12
12/31/22		18.27	0.99	(3.08)	(2.09)	—	—	16.18	(11.44)		231,880	49		0.44	0.44	5.89
12/31/21		17.22	0.93	0.12	1.05	—	—	18.27	6.10		411,167	62		0.44	0.44	5.26
12/31/20		16.33	0.87	0.02	0.89	—	—	17.22	5.45	(a)	491,339	77		0.44	0.44	5.48

JNL/PPM America Investment Grade Credit Fund
Class A
12/31/24	(b)	10.00	0.31	0.10	0.41	—	—	10.41	4.10		995	47		0.83	0.83	4.39

Class I
12/31/24	(b)	10.00	0.34	0.10	0.44	—	—	10.44	4.40		294,596	47		0.53	0.53	4.76

JNL/PPM America Total Return Fund
Class A
12/31/24		12.63	0.53	(0.27)	0.26	—	—	12.89	2.06		579,058	88	(c)	0.79	0.79	4.16
12/31/23		11.84	0.43	0.36	0.79	—	—	12.63	6.67		588,245	93	(c)	0.79	0.79	3.59
12/31/22		13.78	0.28	(2.22)	(1.94)	—	—	11.84	(14.08)		544,995	75	(c)	0.78	0.78	2.28
12/31/21		13.94	0.21	(0.37)	(0.16)	—	—	13.78	(1.15)		784,767	105	(c)	0.78	0.78	1.55
12/31/20		12.69	0.26	0.99	1.25	—	—	13.94	9.85		821,727	80	(c)	0.78	0.78	1.90

Class I
12/31/24		12.79	0.58	(0.28)	0.30	—	—	13.09	2.35		925,440	88	(c)	0.49	0.49	4.46
12/31/23		11.96	0.48	0.35	0.83	—	—	12.79	6.94		1,081,782	93	(c)	0.49	0.49	3.92
12/31/22		13.87	0.32	(2.23)	(1.91)	—	—	11.96	(13.77)		768,233	75	(c)	0.48	0.48	2.58
12/31/21		13.99	0.26	(0.38)	(0.12)	—	—	13.87	(0.86)		1,177,823	105	(c)	0.48	0.48	1.85
12/31/20		12.69	0.30	1.00	1.30	—	—	13.99	10.24		1,176,797	80	(c)	0.48	0.48	2.22

JNL/RAFI Fundamental U.S. Small Cap Fund
Class A
12/31/24		8.77	0.08	0.86	0.94	—	—	9.71	10.72		401,718	20		0.67	0.67	0.92
12/31/23		7.48	0.09	1.20	1.29	—	—	8.77	17.25		422,736	21		0.67	0.67	1.12
12/31/22		8.70	0.09	(1.31)	(1.22)	—	—	7.48	(14.02)		404,209	21		0.67	0.67	1.10
12/31/21		6.68	0.06	1.96	2.02	—	—	8.70	30.24		534,346	40		0.67	0.67	0.75
12/31/20		6.15	0.06	0.47	0.53	—	—	6.68	8.62		411,422	26		0.67	0.67	1.10

Class I
12/31/24		8.67	0.12	0.84	0.96	—	—	9.63	11.07		6,304	20		0.32	0.37	1.27
12/31/23		7.37	0.11	1.19	1.30	—	—	8.67	17.64		5,389	21		0.32	0.37	1.47
12/31/22		8.54	0.11	(1.28)	(1.17)	—	—	7.37	(13.70)		5,188	21		0.32	0.37	1.45
12/31/21		6.53	0.09	1.92	2.01	—	—	8.54	30.78		7,080	40		0.32	0.37	1.11
12/31/20		5.99	0.08	0.46	0.54	—	—	6.53	9.02		2,690	26		0.32	0.37	1.50

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/PPM America High Yield Bond Fund: 5.04% and 5.39%

(b)	The Fund commenced operations on April 29, 2024.
(c)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 118%, 146%, 97%, 122%, and 95% in 2020, 2021, 2022, 2023,and 2024 respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/RAFI Multi-Factor U.S. Equity Fund
Class A
12/31/24		20.44	0.29	3.52	3.81	—	—	24.25	18.64	2,115,129	37	0.67	0.67	1.28
12/31/23		18.24	0.32	1.88	2.20	—	—	20.44	12.06	2,118,805	33	0.67	0.67	1.72
12/31/22		19.83	0.30	(1.89)	(1.59)	—	—	18.24	(8.02)	2,174,350	33	0.67	0.67	1.63
12/31/21		15.69	0.21	3.93	4.14	—	—	19.83	26.39	2,725,657	36	0.67	0.67	1.18
12/31/20		14.27	0.21	1.21	1.42	—	—	15.69	9.95	2,556,362	40	0.67	0.67	1.60

Class I
12/31/24		20.73	0.37	3.58	3.95	—	—	24.68	19.05	26,445	37	0.37	0.37	1.58
12/31/23		18.44	0.38	1.91	2.29	—	—	20.73	12.42	22,517	33	0.37	0.37	2.02
12/31/22		19.99	0.36	(1.91)	(1.55)	—	—	18.44	(7.75)	21,945	33	0.37	0.37	1.94
12/31/21		15.77	0.27	3.95	4.22	—	—	19.99	26.76	25,867	36	0.37	0.37	1.49
12/31/20		14.30	0.26	1.21	1.47	—	—	15.77	10.28	17,528	40	0.37	0.37	1.90

JNL/T. Rowe Price Balanced Fund
Class A
12/31/24		16.61	0.32	1.60	1.92	—	—	18.53	11.56	520,453	58	0.96	0.97	1.78
12/31/23		14.15	0.28	2.18	2.46	—	—	16.61	17.39	514,090	64	0.98	0.99	1.80
12/31/22		17.18	0.22	(3.25)	(3.03)	—	—	14.15	(17.64)	442,413	151	1.00	1.00	1.45
12/31/21		15.24	0.14	1.80	1.94	—	—	17.18	12.73	566,873	156	1.00	1.00	0.87
12/31/20		13.61	0.15	1.48	1.63	—	—	15.24	11.98	501,928	126	1.01	1.01	1.13

Class I
12/31/24		16.91	0.38	1.63	2.01	—	—	18.92	11.89	6,887	58	0.66	0.67	2.06
12/31/23		14.36	0.33	2.22	2.55	—	—	16.91	17.76	4,188	64	0.68	0.69	2.11
12/31/22		17.39	0.26	(3.29)	(3.03)	—	—	14.36	(17.42)	3,278	151	0.70	0.70	1.76
12/31/21		15.38	0.19	1.82	2.01	—	—	17.39	13.07	2,398	156	0.70	0.70	1.15
12/31/20		13.70	0.18	1.50	1.68	—	—	15.38	12.26	668	126	0.71	0.71	1.26

JNL/T. Rowe Price Capital Appreciation Equity Fund
Class A
12/31/24	(a)	10.00	0.01	(0.10)	(0.09)	—	—	9.91	(0.90)	72,368	11	1.00	1.00	0.32

Class I
12/31/24	(a)	10.00	0.01	(0.09)	(0.08)	—	—	9.92	(0.80)	455,905	11	0.70	0.70	0.45

JNL/T. Rowe Price Capital Appreciation Fund
Class A
12/31/24		24.87	0.54	2.52	3.06	—	—	27.93	12.30	13,779,730	84	0.95	0.95	2.02
12/31/23		21.00	0.49	3.38	3.87	—	—	24.87	18.43	12,688,769	69	0.95	0.96	2.14
12/31/22		23.85	0.25	(3.10)	(2.85)	—	—	21.00	(11.95)	10,288,548	85	0.96	0.96	1.18
12/31/21		20.23	0.13	3.49	3.62	—	—	23.85	17.89	11,340,946	51	0.96	0.96	0.56
12/31/20		17.22	0.15	2.86	3.01	—	—	20.23	17.48	8,392,371	86	0.97	0.97	0.83

Class I
12/31/24		25.30	0.63	2.57	3.20	—	—	28.50	12.65	549,969	84	0.65	0.65	2.33
12/31/23		21.30	0.57	3.43	4.00	—	—	25.30	18.78	665,335	69	0.65	0.66	2.44
12/31/22		24.11	0.32	(3.13)	(2.81)	—	—	21.30	(11.65)	595,286	85	0.66	0.66	1.47
12/31/21		20.40	0.19	3.52	3.71	—	—	24.11	18.19	682,938	51	0.66	0.66	0.87
12/31/20		17.31	0.20	2.89	3.09	—	—	20.40	17.85	623,162	86	0.67	0.67	1.13

(a)	The Fund commenced operations on October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Growth Stock Fund(a)
Class A
12/31/24	70.79	(0.31)	21.51	21.20	—	—	91.99	29.95		8,953,590	34	0.83	0.83	(0.37)
12/31/23	47.82	(0.18)	23.15	22.97	—	—	70.79	48.03		8,171,284	32	0.83	0.83	(0.30)
12/31/22	78.17	(0.23)	(30.12)	(30.35)	—	—	47.82	(38.83)		5,962,625	28	0.83	0.83	(0.40)
12/31/21	68.31	(0.37)	10.23	9.86	—	—	78.17	14.43		10,597,738	29	0.83	0.83	(0.49)
12/31/20	49.83	(0.19)	18.67	18.48	—	—	68.31	37.09	(b)	9,439,629	35	0.83	0.83	(0.35)

Class I
12/31/24	74.35	(0.06)	22.61	22.55	—	—	96.90	30.33		1,256,024	34	0.53	0.53	(0.07)
12/31/23	50.08	0.00	24.27	24.27	—	—	74.35	48.46		1,310,492	32	0.53	0.53	0.01
12/31/22	81.61	(0.07)	(31.46)	(31.53)	—	—	50.08	(38.63)		1,259,656	28	0.53	0.53	(0.11)
12/31/21	71.10	(0.15)	10.66	10.51	—	—	81.61	14.78		2,717,304	29	0.53	0.53	(0.19)
12/31/20	51.71	(0.02)	19.41	19.39	—	—	71.10	37.50	(b)	2,908,301	35	0.53	0.53	(0.04)

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/24	73.15	(0.19)	6.90	6.71	—	—	79.86	9.17		4,922,240	22	0.97	0.97	(0.24)
12/31/23	60.98	(0.09)	12.26	12.17	—	—	73.15	19.96		5,154,807	22	0.98	0.98	(0.13)
12/31/22	78.25	(0.20)	(17.07)	(17.27)	—	—	60.98	(22.07)		4,655,799	22	0.97	0.98	(0.31)
12/31/21	69.30	(0.37)	9.32	8.95	—	—	78.25	12.91		6,664,276	19	0.98	0.98	(0.49)
12/31/20	56.09	(0.18)	13.39	13.21	—	—	69.30	23.55		6,403,871	23	0.99	0.99	(0.32)

Class I
12/31/24	77.93	0.05	7.36	7.41	—	—	85.34	9.51		216,464	22	0.67	0.67	0.06
12/31/23	64.77	0.12	13.04	13.16	—	—	77.93	20.32		261,383	22	0.68	0.68	0.17
12/31/22	82.86	(0.01)	(18.08)	(18.09)	—	—	64.77	(21.83)		235,328	22	0.67	0.68	(0.01)
12/31/21	73.17	(0.15)	9.84	9.69	—	—	82.86	13.24		329,433	19	0.68	0.68	(0.19)
12/31/20	59.04	0.00	14.13	14.13	—	—	73.17	23.93		284,182	23	0.69	0.69	0.00

JNL/T. Rowe Price Short-Term Bond Fund
Class A
12/31/24	10.53	0.42	0.07	0.49	—	—	11.02	4.65		1,077,914	109	0.72	0.72	3.94
12/31/23	10.04	0.32	0.17	0.49	—	—	10.53	4.88		1,162,682	70	0.71	0.71	3.15
12/31/22	10.53	0.17	(0.66)	(0.49)	—	—	10.04	(4.65)		1,292,391	94	0.71	0.71	1.72
12/31/21	10.57	0.11	(0.15)	(0.04)	—	—	10.53	(0.38)		1,369,640	77	0.71	0.71	1.00
12/31/20	10.17	0.17	0.23	0.40	—	—	10.57	3.93		1,489,869	61	0.71	0.71	1.68

Class I
12/31/24	10.79	0.47	0.08	0.55	—	—	11.34	5.10		38,688	109	0.42	0.42	4.24
12/31/23	10.27	0.34	0.18	0.52	—	—	10.79	5.06		35,545	70	0.41	0.41	3.30
12/31/22	10.73	0.22	(0.68)	(0.46)	—	—	10.27	(4.29)		468,649	94	0.41	0.41	2.16
12/31/21	10.74	0.14	(0.15)	(0.01)	—	—	10.73	(0.09)		300,785	77	0.41	0.41	1.30
12/31/20	10.30	0.21	0.23	0.44	—	—	10.74	4.27		291,484	61	0.41	0.41	1.97

(a)	Effective October 21, 2024, JNL/T. Rowe Price Established Growth Fund name was changed to JNL/T. Rowe Price Growth Stock Fund.
(b)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/T. Rowe Price Growth Stock Fund: 37.05% and 37.46%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price U.S. High Yield Fund
Class A
12/31/24		11.57	0.85	0.08	0.93	—	—	12.50	8.04	194,362	125	0.93	0.93	7.06
12/31/23		10.18	0.80	0.59	1.39	—	—	11.57	13.65	189,014	54	0.93	0.93	7.40
12/31/22		11.95	0.67	(2.44)	(1.77)	—	—	10.18	(14.81)	141,134	51	0.94	0.96	6.31
12/31/21		11.40	0.60	(0.05)	0.55	—	—	11.95	4.82	163,555	95	0.97	0.97	5.15
12/31/20		11.02	0.55	(0.17)	0.38	—	—	11.40	3.45	147,993	211	0.98	0.98	5.18

Class I
12/31/24		11.64	0.89	0.08	0.97	—	—	12.61	8.33	272,237	125	0.63	0.63	7.34
12/31/23		10.21	0.83	0.60	1.43	—	—	11.64	14.01	211,304	54	0.63	0.64	7.69
12/31/22		11.95	0.71	(2.45)	(1.74)	—	—	10.21	(14.56)	381,917	51	0.64	0.66	6.56
12/31/21		11.37	0.64	(0.06)	0.58	—	—	11.95	5.10	549,450	95	0.67	0.67	5.45
12/31/20		10.95	0.60	(0.18)	0.42	—	—	11.37	3.84	540,203	211	0.68	0.68	5.64

JNL/T. Rowe Price Value Fund
Class A
12/31/24		24.53	0.27	3.37	3.64	—	—	28.17	14.84	3,045,873	58	0.87	0.87	0.97
12/31/23		21.92	0.29	2.32	2.61	—	—	24.53	11.91	2,985,641	60	0.87	0.87	1.28
12/31/22		24.77	0.25	(3.10)	(2.85)	—	—	21.92	(11.51)	3,003,508	190	0.86	0.86	1.11
12/31/21		19.12	0.13	5.52	5.65	—	—	24.77	29.55	3,453,316	104	0.86	0.86	0.56
12/31/20		17.34	0.19	1.59	1.78	—	—	19.12	10.27	2,315,487	114	0.87	0.87	1.20

Class I
12/31/24		26.08	0.37	3.59	3.96	—	—	30.04	15.18	1,428,457	58	0.57	0.57	1.27
12/31/23		23.23	0.38	2.47	2.85	—	—	26.08	12.27	1,536,298	60	0.57	0.57	1.58
12/31/22		26.18	0.33	(3.28)	(2.95)	—	—	23.23	(11.27)	1,469,019	190	0.56	0.56	1.37
12/31/21		20.15	0.20	5.83	6.03	—	—	26.18	29.93	2,391,289	104	0.56	0.56	0.86
12/31/20		18.22	0.25	1.68	1.93	—	—	20.15	10.59	2,306,944	114	0.57	0.57	1.50

JNL/WCM China Quality Growth Fund
Class A
12/31/24		8.54	0.12	(0.19)	(0.07)	—	—	8.47	(0.82)	5,629	94	1.35	1.35	1.52
12/31/23		10.41	0.05	(1.92)	(1.87)	—	—	8.54	(17.96)	5,242	90	1.35	1.35	0.56
12/31/22	(a)	10.00	0.02	0.39	0.41	—	—	10.41	4.10	5,735	28	1.32	1.32	0.32

Class I
12/31/24		8.58	0.14	(0.19)	(0.05)	—	—	8.53	(0.58)	1	94	0.95	0.95	1.78
12/31/23		10.42	0.09	(1.93)	(1.84)	—	—	8.58	(17.66)	1	90	1.04	1.04	0.92
12/31/22	(a)	10.00	0.04	0.38	0.42	—	—	10.42	4.20	1	28	1.05	1.05	0.53

JNL/WCM Focused International Equity Fund
Class A
12/31/24		13.77	0.01	0.99	1.00	—	(0.35)	14.42	7.10	732,771	38	1.11	1.12	0.04
12/31/23		13.77	0.00	2.16	2.16	—	(2.16)	13.77	16.46	688,564	32	1.12	1.12	0.00
12/31/22		23.45	(0.04)	(6.60)	(6.64)	—	(3.04)	13.77	(28.69)	536,968	28	1.12	1.12	(0.21)
12/31/21		21.69	(0.12)	3.80	3.68	—	(1.92)	23.45	17.08	659,219	22	1.11	1.11	(0.52)
12/31/20		16.79	(0.05)	5.41	5.36	(0.05)	(0.41)	21.69	32.01	415,047	32	1.12	1.12	(0.30)

Class I
12/31/24		14.01	0.05	1.01	1.06	(0.04)	(0.35)	14.68	7.36	1,031,774	38	0.81	0.82	0.34
12/31/23		13.93	0.05	2.19	2.24	—	(2.16)	14.01	16.85	841,113	32	0.82	0.82	0.31
12/31/22		23.61	0.02	(6.66)	(6.64)	—	(3.04)	13.93	(28.50)	801,996	28	0.82	0.82	0.10
12/31/21		21.76	(0.05)	3.82	3.77	—	(1.92)	23.61	17.44	1,770,361	22	0.81	0.81	(0.21)
12/31/20		16.81	0.00	5.43	5.43	(0.07)	(0.41)	21.76	32.41	1,762,135	32	0.82	0.82	0.03

(a)	The Fund commenced operations on April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Westchester Capital Event Driven Fund
Class A
12/31/24	12.52	0.32	0.28	0.60	—	—	13.12	4.79	48,331	250	1.66	(a)	1.66	(a)	2.49
12/31/23	11.76	0.17	0.59	0.76	—	—	12.52	6.46	58,792	297	1.84	(a)	1.84	(a)	1.45
12/31/22	12.16	0.13	(0.53)	(0.40)	—	—	11.76	(3.29)	61,635	213	1.57	(a)	1.57	(a)	1.09
12/31/21	11.81	(0.02)	0.37	0.35	—	—	12.16	2.96	55,020	315	1.64	(a)	1.64	(a)	(0.19)
12/31/20	11.11	0.37	0.33	0.70	—	—	11.81	6.30	40,814	426	1.64	(a)	1.64	(a)	3.44

Class I
12/31/24	12.62	0.32	0.32	0.64	—	—	13.26	5.07	1,641	250	1.48	(a)	1.48	(a)	2.53
12/31/23	11.82	0.21	0.59	0.80	—	—	12.62	6.77	21,067	297	1.54	(a)	1.54	(a)	1.74
12/31/22	12.19	0.16	(0.53)	(0.37)	—	—	11.82	(3.04)	70,025	213	1.27	(a)	1.27	(a)	1.34
12/31/21	11.80	0.01	0.38	0.39	—	—	12.19	3.31	75,117	315	1.34	(a)	1.34	(a)	0.10
12/31/20	11.07	0.24	0.49	0.73	—	—	11.80	6.59	75,532	426	1.29	(a)	1.29	(a)	2.32

JNL/Western Asset Global Multi-Sector Bond Fund
Class A
12/31/24	7.70	0.41	(0.09)	0.32	(0.41)	—	7.61	4.11	351,032	50	0.95		0.96		5.27
12/31/23	7.09	0.38	0.23	0.61	—	—	7.70	8.60	382,055	21	0.98		0.99		5.26
12/31/22	7.52	0.29	(0.72)	(0.43)	—	—	7.09	(5.72)	403,442	84	1.01		1.01		4.08
12/31/21	7.86	0.56	(0.90)	(0.34)	—	—	7.52	(4.33)	499,101	36	1.07		1.07		7.27
12/31/20	9.86	0.34	(1.01)	(0.67)	(1.33)	—	7.86	(6.70)	545,200	50	1.06		1.06		3.74

Class I
12/31/24	7.86	0.44	(0.09)	0.35	(0.44)	—	7.77	4.36	4,687	50	0.65		0.66		5.57
12/31/23	7.21	0.41	0.24	0.65	—	—	7.86	9.02	4,449	21	0.68		0.69		5.57
12/31/22	7.63	0.32	(0.74)	(0.42)	—	—	7.21	(5.50)	4,087	84	0.71		0.71		4.43
12/31/21	7.95	0.54	(0.86)	(0.32)	—	—	7.63	(4.03)	3,861	36	0.77		0.77		6.92
12/31/20	9.96	0.39	(1.04)	(0.65)	(1.36)	—	7.95	(6.40)	55,503	50	0.76		0.76		4.08

JNL/William Blair International Leaders Fund
Class A
12/31/24	11.03	0.06	(0.16)	(0.10)	(0.04)	—	10.89	(0.95)	514,060	73	0.97		0.97		0.48
12/31/23	9.77	0.05	1.21	1.26	—	—	11.03	12.90	619,343	44	0.97		0.97		0.51
12/31/22	15.69	0.07	(3.95)	(3.88)	(0.22)	(1.82)	9.77	(25.10)	612,250	144	0.97		0.97		0.53
12/31/21	15.25	0.08	0.86	0.94	(0.19)	(0.31)	15.69	6.20	893,543	38	0.98		0.98		0.53
12/31/20	13.90	0.08	1.82	1.90	(0.30)	(0.25)	15.25	13.78	907,695	57	0.98		0.98		0.58

Class I
12/31/24	11.90	0.10	(0.17)	(0.07)	(0.08)	—	11.75	(0.65)	461,674	73	0.67		0.67		0.77
12/31/23	10.52	0.09	1.30	1.39	(0.01)	—	11.90	13.26	205,086	44	0.67		0.67		0.80
12/31/22	16.70	0.11	(4.20)	(4.09)	(0.27)	(1.82)	10.52	(24.82)	194,427	144	0.67		0.67		0.82
12/31/21	16.20	0.14	0.90	1.04	(0.23)	(0.31)	16.70	6.48	269,901	38	0.68		0.68		0.81
12/31/20	14.73	0.12	1.94	2.06	(0.34)	(0.25)	16.20	14.15	274,534	57	0.68		0.68		0.85

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: December 31, 2024: 1.46%, 1.46% December 31, 2023: 1.46%, 1.46% December 31, 2022: 1.46%, 1.46% December 31, 2021: 1.46%, 1.46% December 31, 2020: 1.46%, 1.46% Class I: December 31, 2024: 1.16%, 1.16% December 31, 2023: 1.16%, 1.16% December 31, 2022: 1.16%, 1.16% December 31, 2021: 1.16%, 1.16% December 31, 2020: 1.16%, 1.16%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Balanced Fund
Class A
12/31/24	33.20	0.63	4.23	4.86	—	—	38.06	14.64	9,086,876	99		0.71	0.71	1.75
12/31/23	29.36	0.58	3.26	3.84	—	—	33.20	13.08	8,893,103	96		0.71	0.71	1.88
12/31/22	34.12	0.38	(5.14)	(4.76)	—	—	29.36	(13.95)	8,491,226	144		0.71	0.71	1.27
12/31/21	28.75	0.30	5.07	5.37	—	—	34.12	18.68	10,525,994	69	(a)	0.71	0.71	0.94
12/31/20	26.54	0.40	1.81	2.21	—	—	28.75	8.33	9,149,544	81	(a)	0.72	0.72	1.53

Class I
12/31/24	34.82	0.77	4.44	5.21	—	—	40.03	14.96	83,475	99		0.41	0.41	2.05
12/31/23	30.70	0.70	3.42	4.12	—	—	34.82	13.42	80,652	96		0.41	0.41	2.18
12/31/22	35.57	0.50	(5.37)	(4.87)	—	—	30.70	(13.69)	71,144	144		0.41	0.41	1.57
12/31/21	29.88	0.40	5.29	5.69	—	—	35.57	19.04	81,138	69	(a)	0.41	0.41	1.22
12/31/20	27.50	0.48	1.90	2.38	—	—	29.88	8.65	52,145	81	(a)	0.42	0.42	1.79

JNL/WMC Equity Income Fund(b)
Class A
12/31/24	17.06	0.37	1.77	2.14	—	—	19.20	12.54	693,121	46		0.89	0.89	2.01
12/31/23	16.00	0.36	0.70	1.06	—	—	17.06	6.63	720,550	47		0.88	0.88	2.24
12/31/22	15.92	0.33	(0.25)	0.08	—	—	16.00	0.50	825,844	40		0.89	0.89	2.14
12/31/21	12.67	0.44	2.81	3.25	—	—	15.92	25.65	660,717	50		0.80	0.90	3.01
12/31/20	12.35	0.21	0.11	0.32	—	—	12.67	2.59	546,210	40		0.59	0.93	1.88

Class I
12/31/24	17.41	0.43	1.80	2.23	—	—	19.64	12.81	340,715	46		0.59	0.59	2.32
12/31/23	16.27	0.41	0.73	1.14	—	—	17.41	7.01	475,258	47		0.58	0.58	2.54
12/31/22	16.14	0.40	(0.27)	0.13	—	—	16.27	0.81	450,875	40		0.59	0.59	2.55
12/31/21	12.81	0.48	2.85	3.33	—	—	16.14	26.00	20,846	50		0.50	0.60	3.25
12/31/20	12.44	0.26	0.11	0.37	—	—	12.81	2.97	16,185	40		0.29	0.63	2.28

JNL/WMC Global Real Estate Fund
Class A
12/31/24	9.60	0.17	0.37	0.54	—	—	10.14	5.63	593,211	80		1.03	1.03	1.76
12/31/23	8.77	0.20	0.63	0.83	—	—	9.60	9.46	667,767	127		1.03	1.03	2.20
12/31/22	12.11	0.18	(3.52)	(3.34)	—	—	8.77	(27.58)	670,073	103		1.03	1.03	1.77
12/31/21	9.56	0.11	2.44	2.55	—	—	12.11	26.67	1,019,522	147		1.04	1.04	0.97
12/31/20	10.88	0.17	(1.49)	(1.32)	—	—	9.56	(12.13)	900,492	150		1.05	1.05	1.82

Class I
12/31/24	9.91	0.21	0.37	0.58	—	—	10.49	5.85	4,691	80		0.73	0.73	2.06
12/31/23	9.02	0.23	0.66	0.89	—	—	9.91	9.87	4,956	127		0.73	0.73	2.51
12/31/22	12.42	0.22	(3.62)	(3.40)	—	—	9.02	(27.38)	4,425	103		0.73	0.73	2.13
12/31/21	9.77	0.14	2.51	2.65	—	—	12.42	27.12	5,383	147		0.74	0.74	1.28
12/31/20	11.09	0.12	(1.44)	(1.32)	—	—	9.77	(11.90)	3,424	150		0.75	0.75	1.26

(a)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 108% and 137% in 2020 and 2021 respectively.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/WMC Equity Income Fund - Class A: December 31, 2021: 0.89%, 0.99%, 2.92%; December 31, 2020: 0.89%, 1.23%, 1.58%. JNL/WMC Equity Income Fund - Class I: December 31, 2021: 0.59%, 0.69%, 3.16%; December 31, 2020: 0.59%, 0.93%, 1.98%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Value Fund
Class A
12/31/24	31.79	0.53	2.93	3.46	—	—	35.25	10.88	729,049	31	0.79	0.79	1.56
12/31/23	29.11	0.52	2.16	2.68	—	—	31.79	9.21	752,412	27	0.78	0.78	1.75
12/31/22	30.59	0.44	(1.92)	(1.48)	—	—	29.11	(4.84)	837,010	36	0.78	0.78	1.50
12/31/21	24.09	0.37	6.13	6.50	—	—	30.59	26.98	874,473	29	0.78	0.78	1.32
12/31/20	23.73	0.38	(0.02)	0.36	—	—	24.09	1.52	742,657	47	0.78	0.78	1.77

Class I
12/31/24	33.24	0.65	3.08	3.73	—	—	36.97	11.22	334,451	31	0.49	0.49	1.85
12/31/23	30.34	0.63	2.27	2.90	—	—	33.24	9.56	647,008	27	0.48	0.48	2.06
12/31/22	31.79	0.54	(1.99)	(1.45)	—	—	30.34	(4.56)	621,313	36	0.48	0.48	1.78
12/31/21	24.96	0.47	6.36	6.83	—	—	31.79	27.36	804,602	29	0.48	0.48	1.63
12/31/20	24.51	0.45	0.00	0.45	—	—	24.96	1.84	794,557	47	0.48	0.48	2.05

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust and at December 31, 2024 consisted of one hundred and thirty-four (134) separate funds (each a “Fund”, and collectively, “Funds”). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to each of the Funds.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Adviser/Sub-Advisers/Sub-Sub-Advisers are:

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds operate under a Master Feeder structure and seek to achieve their respective investment objectives by investing all of their assets in a separate mutual fund (“Master Fund”):

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund and JNL/American Funds Washington Mutual Investors Fund. These Funds are collectively known as "JNL/American Funds Feeder Funds".

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund and JNL/Mellon Small Cap Index Fund. These Funds are collectively known as "JNL/Mellon Feeder Funds".

JNAM (Adviser to each Feeder Fund) Mellon Investments Corporation (Sub-Adviser to each Master Fund)

The following funds operate under a “Fund of Funds” structure, investing all of their assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”):

JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNAM (Adviser to each Fund)

JNL/JPMorgan Managed Aggressive Growth Fund, JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Growth Fund, JNL/JPMorgan Managed Moderate Fund and JNL/JPMorgan Managed Moderate Growth Fund. These Funds are collectively known as "JNL/JPMorgan Funds of Funds".

JNAM (Adviser to each Fund) J.P. Morgan Investment Management Inc. (Sub-Adviser to each Fund)

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds are advised by JNAM and sub-advised by each Fund's respective Sub-Adviser(s):

JNL Growth ETF Allocation Fund, JNL Moderate ETF Allocation Fund and JNL Moderate Growth ETF Allocation Fund. These Funds are collectively known as "JNL ETF Allocation Funds".

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund. These Funds are collectively known as "JNL Mellon Master Funds".

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund

JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. These Funds are collectively known as "JNL/Vanguard ETF Allocation Funds".

Mellon Investments Corporation
JNL Multi-Manager Alternative Fund

Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP

Kayne Anderson Rudnick Investment Management, LLC
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC

JNL Multi-Manager Emerging Markets Equity Fund	GQG Partners LLC Kayne Anderson Rudnick Investment Management, LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC
JNL Multi-Manager Floating Rate Income Fund	FIAM LLC PPM America, Inc.*
JNL Multi-Manager International Small Cap Fund	Baillie Gifford Overseas Limited Causeway Capital Management LLC WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC Kayne Anderson Rudnick Investment Management, LLC Nuance Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund

BAMCO, Inc.

Driehaus Capital Management LLC

Granahan Investment Management, LLC
Kayne Anderson Rudnick Investment Management, LLC

Segall Bryant & Hamill, LLC
Victory Capital Management Inc.

WCM Investment Management, LLC

JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP Cooke & Bieler, L.P. Reinhart Partners, LLC River Road Asset Management, LLC WCM Investment Management, LLC
JNL Multi-Manager U.S. Select Equity Fund	GQG Partners LLC WCM Investment Management, LLC
JNL/AB Sustainable Global Thematic Fund	AllianceBernstein L.P.
JNL/AQR Large Cap Defensive Style Fund	AQR Capital Management, LLC
JNL/Baillie Gifford International Growth Fund	Baillie Gifford Overseas Limited

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/BlackRock Global Allocation Fund	BlackRock Investment Management, LLC BlackRock International Limited (Sub-Sub-Adviser) BlackRock (Singapore) Limited (Sub-Sub-Adviser)
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/Cohen & Steers U.S. Realty Fund	Cohen & Steers Capital Management, Inc.
JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/DoubleLine® Total Return Fund	DoubleLine Capital LP
JNL/Dreyfus Government Money Market Fund	Mellon Investments Corporation
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First Sentier Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd
JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Goldman Sachs 4 Fund	Goldman Sachs Asset Management, L.P.
JNL/GQG Emerging Markets Equity Fund	GQG Partners LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates L.P.
JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund and JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.

JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan Nasdaq® Hedged Equity Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/JPMorgan U.S. Value Fund

J.P. Morgan Investment Management Inc.
JNL/Lazard International Quality Growth Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company (d/b/a MFS Investment Management)
JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund and JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Newton Equity Income Fund	Newton Investment Management North America, LLC
JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund	PPM America, Inc.*
JNL/T. Rowe Price Balanced Fund	T. Rowe Price Associates, Inc. T. Rowe Price Australia Limited (Sub-Sub-Adviser) T. Rowe Price International Ltd (Sub-Sub-Adviser) T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund	T. Rowe Price Associates, Inc. T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Growth Stock Fund and JNL/T. Rowe Price Value Fund	T. Rowe Price Associates, Inc.
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) T. Rowe Price International Ltd (Sub-Sub-Adviser)
JNL/WCM China Quality Growth Fund and JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/Western Asset Global Multi-Sector Bond Fund	Western Asset Management Company, LLC Western Asset Management Company Limited (Sub-Sub-Adviser) Western Asset Management Company Pte. Ltd. (Sub-Sub-Adviser)
JNL/William Blair International Leaders Fund	William Blair Investment Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund and JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Each Master Fund is a series of the American Funds Insurance Series® or JNL Mellon Master Funds, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. The American Funds Insurance Series® Master Funds are series of an open-end investment company organized as a Massachusetts business trust. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of December 31, 2024, the JNL/American Funds Feeder Funds and JNL/Mellon Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 12.0%, JNL/American Funds Bond Fund of America Fund 4.2%, JNL/American Funds Capital Income Builder Fund 32.0%, JNL/American Funds Capital World Bond Fund 21.2%, JNL/American Funds Global Growth Fund 12.6%, JNL/American Funds Global Small Capitalization Fund 19.7%, JNL/American Funds Growth Fund 14.4%, JNL/American Funds Growth-Income Fund 28.2%, JNL/American Funds International Fund 19.2%, JNL/American Funds New World Fund 38.6%, JNL/American Funds Washington Mutual Investors Fund 35.9%, JNL/Mellon Bond Index Fund 98.5%, JNL/Mellon Emerging Markets Index Fund 99.7%, JNL/Mellon International Index Fund 99.5%, JNL/Mellon S&P 400 MidCap Index Fund 99.7% and JNL/Mellon Small Cap Index Fund 99.7%. All Feeder Funds’ financial statements should be read in conjunction with their respective Master Fund’s financial statements. The Master Funds’ Schedules of Investments, financial statements and accounting policies are outlined in each Master Fund’s financial statements. For the JNL/Mellon Feeder Funds, the JNL Mellon Master Funds’ financial statements are included here in this report as series of the Trust. For the JNL/American Funds Feeder Funds, the American Funds Insurance Series Master Funds’ financial statements are available on the SEC’s website at www.sec.gov or at www.jackson.com/fund-literature.html.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Capital World Bond Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Cohen & Steers U.S. Realty Fund, JNL/GQG Emerging Markets Equity Fund, JNL/JPMorgan Nasdaq Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/WCM China Quality Growth Fund and JNL/Western Asset Global Multi-Sector Bond Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund, which only offer Class I shares. Class A shares and Class I shares differ primarily due to 12b-1 fees attributable to Class A shares. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective January 1, 2024, T. Rowe Price Australia Limited was added as a Sub-Sub-Adviser to JNL/T. Rowe Price Balanced Fund. Effective April 29, 2024, Wellington Management Company LLP was removed as sub-adviser to JNL Multi Manager Emerging Markets Fund and GQG Partners LLC was added as sub-adviser to JNL Multi-Manager Emerging Markets Fund. Effective April 29, 2024, BlackRock International Limited was added as a Sub-Sub-Adviser to JNL/BlackRock Global Allocation Fund. Effective April 29, 2024, T. Rowe Price International Ltd was added as a Sub-Sub-Adviser to JNL/T. Rowe Price Balanced Fund. Effective October 21, 2024, Driehaus Capital Management LLC was added as a Sub-Adviser to JNL Multi-Manager Small Cap Growth Fund. Effective October 21, 2024, Clearbridge Investments, LLC was removed as a Sub-Adviser to JNL Multi-Manager Mid Cap Fund.

Effective October 21, 2024, the names changed for the following Funds:

Prior Fund Name	Effective October 21, 2024 Fund Name
JNL iShares Tactical Growth Fund	JNL Growth ETF Allocation Fund
JNL iShares Tactical Moderate Fund	JNL Moderate ETF Allocation Fund
JNL iShares Tactical Moderate Growth Fund	JNL Moderate Growth ETF Allocation Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund[1]	JNL/JPMorgan Managed Aggressive Growth Fund
JNL/Goldman Sachs Managed Conservative Fund[1]	JNL/JPMorgan Managed Conservative Fund
JNL/Goldman Sachs Managed Growth Fund[1]	JNL/JPMorgan Managed Growth Fund
JNL/Goldman Sachs Managed Moderate Fund[1]	JNL/JPMorgan Managed Moderate Fund
JNL/Goldman Sachs Managed Moderate Growth Fund[1]	JNL/JPMorgan Managed Moderate Growth Fund
JNL/Heitman U.S. Focused Real Estate Fund[2]	JNL/Cohen & Steers U.S. Realty Fund
JNL/Lazard International Strategic Equity Fund	JNL/Lazard International Quality Growth Fund
JNL/PPM America Floating Rate Income Fund	JNL Multi-Manager Floating Rate Income Fund
JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Growth Stock Fund
JNL/WMC Government Money Market Fund[3]	JNL/Dreyfus Government Money Market Fund

1Effective October 21, 2024, the Sub-Adviser for the Fund changed from Goldman Sachs Asset Management, L.P. to J.P. Morgan Investment Management Inc.

2Effective October 21, 2024, the Sub-Adviser for the Fund changed from Heitman Real Estate Securities LLC to Cohen & Steers Capital Management, Inc.

3Effective October 21, 2024, the Sub-Adviser for the Fund changed from Wellington Management Company LLP to Mellon Investments Corporation. Dreyfus, a division of Mellon Investments Corporation, is responsible for managing the investment and reinvestment of assets of the Fund.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

The following merger was effective after close of business on October 18, 2024:

Acquired Fund	Acquiring Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL Multi-Manager U.S. Select Equity Fund

On December 12, 2024, the Board approved the following mergers that will be effective after close of business on April 25, 2025:

Acquired Fund	Acquiring Fund
JNL/Baillie Gifford International Growth Fund[1] JNL/Harris Oakmark Global Equity Fund[1] JNL/Western Asset Global Multi-Sector Bond Fund[1]	JNL/Mellon International Index Fund JNL/Mellon World Index Fund JNL/Neuberger Berman Strategic Income Fund

1Merger is subject to approval by the acquired Fund’s shareholders.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ financial statements, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s financial statements, which are available on the SEC's website at www.sec.gov.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/Dreyfus Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit-linked notes are valued by approved pricing services. Futures contracts

JNL Series Trust

Notes to Financial Statements

December 31, 2024

traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds (as discussed in Note 11) are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/Dreyfus Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become uncollectible. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Following Russia's invasion of Ukraine on February 24, 2022, economic sanctions and other restrictive measures have limited the ability of the Funds to receive and record dividend, interest and maturity payments from certain Russian securities or to repatriate Russian currency.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class and any other expenses are allocated to the classes on a pro rata basis using the daily net assets of each class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. As it relates to expenses in Master Funds, the Feeder Fund’s shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests because each Feeder Fund invests all of its assets in its respective Master Fund. Such expenses are not included in the Statements of Operations but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital

JNL Series Trust

Notes to Financial Statements

December 31, 2024

gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to require a statement of cash flows.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2024. Management has evaluated the amendments and determined that they will not have a significant impact on the Funds’ financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures and options contracts listed on derivatives exchanges or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3

JNL Series Trust

Notes to Financial Statements

December 31, 2024

valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below and are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2024:

	Balance at Beginning of Year ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)	Purchases	(Sales)	Balance at End of Year ($)
JNL/PIMCO Income Fund
Senior Floating Rate Instruments	22,271	—	975	3	95	2,918	(198)	24,114
Common Stocks	16,693	—	6	3,237	(4,289)	—	(4,251)	11,384
Corporate Bonds And Notes	1,381	—	—	55	(91)	1,703	(1,398)	1,650
Warrants	3	—	—	—	(1)	931	—	933
Government And Agency Obligations	—	1,915	—	—	(1,915)	—	—	—
Non-U.S. Government Agency Asset-Backed Securities	169	—	169	—	—	—	—	—
	40,517	1,915	1,150	3,295	(6,201)	5,552	(5,847)	38,081
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	3,135	—	—	(8,083)	8,116	—	(1,989)	1,179
Rights	133	—	—	—	(55)	—	—	78
Warrants	—	2	—	—	(1)	—	—	1
Senior Floating Rate Instruments	2	—	—	(116)	155	—	(41)	—
Total Return Swap Agreements	55	—	—	—	(23)	—	—	32
	3,325	2	—	(8,199)	(8,192)	—	(2,030)	1,290
[1]	There were no significant transfers between Level 3 and Level 2 during the Year except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held December 31, 2024.

Asset Class	Fair Value ($)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
JNL/PIMCO Income Fund
Senior Floating Rate Instruments	16,708	Indicative Market Quote	Broker Quote	50-100 (99.914)
Senior Floating Rate Instruments	2,591	Comparable Model	EV/NCY EBITDA multiple	x 12.75-14.75 (13.75)
Senior Floating Rate Instruments	3,988	Discounted Cash Flow Model	Discount rate	7.22 – 7.63 (7.43)
Senior Floating Rate Instruments	827	Recent Transaction	N/A‡	100 (N/A)
	24,114
Common Stocks	7,292	Comparable Model	EBITDA multiple	x 3.42 – 14.75 (10.07)
Common Stocks	4,092	Hybrid Model (Deal Terms, Comparable Model)	Merger indicated value	$3.4B - $4.3B ($3.9B)
	11,384
Corporate Bonds And Notes	1,650	Recent Transaction	N/A‡	93.5 (N/A)
Warrants	2	Black-Scholes Model	Volatility	25% - 40% (32.5%)
Warrants	931	Recent Transaction	N/A‡	13 (N/A)
	933
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	1,179	Market Approach	Broker Quote	1.405-1.415 (1.405)
Rights	78	Market Approach	Broker Quote	0.3-0.85(0.757)
Warrants	1	Recent Transaction	N/A‡	0.00-0.21 (0.21)
Total Return Swap Agreements	32	Market Approach	Broker Quote	0.75-0.85 (0.783)

† Unobservable inputs were weighted by the relative fair value of the instruments.

‡ The valuations within this category are based on recent transactions. There were no quantitative unobservable inputs significant to the valuation technique.

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at December 31, 2024. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(20,149)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(57,255)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/Dreyfus Government Money Market Fund, JNL Multi-Manager Floating Rate Income Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services. In addition to investing cash collateral in the JNL Government Money Market Fund – Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. Government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. Government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of a Fund’s net assets, shall be collateralized by equity and U.S. Government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any shortfall in collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. The value of securities on loan and collateral received (in thousands) at December 31, 2024 was as follows:

Fund	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
JNL Growth ETF Allocation Fund	25,357	4,946	21,179	26,125
JNL Moderate ETF Allocation Fund	2,085	547	1,626	2,173
JNL Moderate Growth ETF Allocation Fund	5,276	4,441	1,001	5,442
JNL/Vanguard Growth ETF Allocation Fund	185,121	21,217	170,988	192,205
JNL/Vanguard Moderate ETF Allocation Fund	58,864	7,031	53,185	60,216
JNL/Vanguard Moderate Growth ETF Allocation Fund	38,675	9,779	30,103	39,882
JNL Bond Index Fund	14,293	8,124	6,474	14,598
JNL Emerging Markets Index Fund	2,264	1,315	1,109	2,424
JNL International Index Fund	31,296	31,385	2,432	33,817
JNL Mid Cap Index Fund	37,296	26,332	12,083	38,415
JNL Small Cap Index Fund	108,714	73,675	38,671	112,346
JNL Multi-Manager Alternative Fund	1,059	577	535	1,112
JNL Multi-Manager Emerging Markets Equity Fund	9,569	8,334	1,723	10,057
JNL Multi-Manager International Small Cap Fund	31,504	32,916	211	33,127
JNL Multi-Manager Mid Cap Fund	850	221	645	866
JNL Multi-Manager Small Cap Growth Fund	88,426	66,687	24,232	90,919
JNL Multi-Manager Small Cap Value Fund	31,484	12,956	19,405	32,361
JNL S&P 500 Index Fund	657	—	671	671
JNL/AQR Large Cap Defensive Style Fund	1,545	1,569	—	1,569
JNL/Baillie Gifford International Growth Fund	1,528	1,653	—	1,653
JNL/BlackRock Global Allocation Fund	56,943	18,430	40,232	58,662
JNL/BlackRock Global Natural Resources Fund	69	—	71	71

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
JNL/Causeway International Value Select Fund	22,867	13,173	10,658	23,831
JNL/DFA International Core Equity Fund	17,736	15,811	3,131	18,942
JNL/DFA U.S. Core Equity Fund	3,266	2,794	577	3,371
JNL/DFA U.S. Small Cap Fund	10,925	9,103	2,224	11,327
JNL/DoubleLine Core Fixed Income Fund	9,894	—	10,105	10,105
JNL/DoubleLine Emerging Markets Fixed Income Fund	3,960	—	4,114	4,114
JNL/Fidelity Institutional Asset Management Total Bond Fund	10,082	137	10,156	10,293
JNL/First Sentier Global Infrastructure Fund	85	87	—	87
JNL/Franklin Templeton Income Fund	14,859	—	15,170	15,170
JNL/Goldman Sachs 4 Fund	7,710	—	7,826	7,826
JNL/GQG Emerging Markets Equity Fund	2,191	2,295	—	2,295
JNL/Invesco Global Growth Fund	13,697	3,313	10,715	14,028
JNL/Invesco Small Cap Growth Fund	17,847	16,067	1,902	17,969
JNL/JPMorgan Global Allocation Fund	13,580	1,489	12,418	13,907
JNL/JPMorgan MidCap Growth Fund	499	505	—	505
JNL/Loomis Sayles Global Growth Fund	18,736	19,241	—	19,241
JNL/Lord Abbett Short Duration Income Fund	2,454	—	2,916	2,916
JNL/Mellon Communication Services Sector Fund	2,725	1,417	1,375	2,792
JNL/Mellon Consumer Discretionary Sector Fund	11,573	7,004	4,970	11,974
JNL/Mellon Consumer Staples Sector Fund	2,962	2,997	—	2,997
JNL/Mellon Energy Sector Fund	2,932	2,652	355	3,007
JNL/Mellon Financial Sector Fund	3,260	1,966	1,449	3,415
JNL/Mellon Healthcare Sector Fund	11,710	10,619	1,419	12,038
JNL/Mellon Industrials Sector Fund	738	155	623	778
JNL/Mellon Information Technology Sector Fund	58,753	61,760	13	61,773
JNL/Mellon Materials Sector Fund	399	—	408	408
JNL/Mellon Nasdaq 100 Index Fund	18,632	12,130	7,147	19,277
JNL/Mellon Real Estate Sector Fund	3,266	2,004	1,331	3,335
JNL/Mellon S&P 500 Index Fund	706,293	316	723,987	724,303
JNL/Mellon U.S. Stock Market Index Fund	18,698	11,993	7,466	19,459
JNL/Mellon World Index Fund	3,141	2,426	872	3,298
JNL/MFS Mid Cap Value Fund	4,339	4,333	—	4,333
JNL/Morningstar PitchBook Listed Private Equity Index Fund	142	89	64	153
JNL/Morningstar U.S. Sustainability Index Fund	501	239	270	509
JNL/Neuberger Berman Strategic Income Fund	6,757	55	6,851	6,906
JNL/Newton Equity Income Fund	10,285	—	10,463	10,463
JNL/PIMCO Income Fund	448	—	460	460
JNL/PIMCO Investment Grade Credit Bond Fund	3,674	—	3,752	3,752
JNL/PPM America High Yield Bond Fund	84,792	7,338	79,197	86,535
JNL/PPM America Investment Grade Credit Fund	3,030	810	2,289	3,099
JNL/PPM America Total Return Fund	7,480	—	7,650	7,650
JNL/RAFI Fundamental U.S. Small Cap Fund	5,433	5,120	480	5,600
JNL/RAFI Multi-Factor U.S. Equity Fund	4,632	4,791	4	4,795
JNL/T. Rowe Price Balanced Fund	4,204	1,454	2,894	4,348
JNL/T. Rowe Price Capital Appreciation Equity Fund	9,964	—	10,171	10,171
JNL/T. Rowe Price Capital Appreciation Fund	17,520	118	17,825	17,943
JNL/T. Rowe Price Mid-Cap Growth Fund	7,184	5,495	1,715	7,210
JNL/T. Rowe Price Short-Term Bond Fund	730	—	746	746
JNL/T. Rowe Price U.S. High Yield Fund	19,295	—	19,673	19,673
JNL/Western Asset Global Multi-Sector Bond Fund	4,011	—	4,110	4,110
JNL/William Blair International Leaders Fund	4,059	—	4,177	4,177
JNL/WMC Balanced Fund	48,663	45,375	4,290	49,665
JNL/WMC Global Real Estate Fund	5,611	—	5,890	5,890
JNL/WMC Value Fund	903	—	920	920

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. Government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”),

JNL Series Trust

Notes to Financial Statements

December 31, 2024

which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

FNMA and FHMLC have been operating as going concerns in a conservatorship overseen by the Federal Housing Finance Agency ("FHFA") since 2008. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. However, each remains liable for all of its obligations, including its guarantees, associated with its mortgage-backed securities. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.

Unregistered Securities. Certain Funds may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the year ended December 31, 2024, were as follows:

Fund	Weighted Average Interest Rate (%)	Days Outstanding	Average Daily Balance ($)
JNL Multi-Manager Alternative Fund	5.40%	366	10,813
JNL/PIMCO Income Fund	5.14%	230	24,973
JNL/PIMCO Real Return Fund	0.20%	16	22,528

The value of reverse repurchase agreements and collateral pledged (in thousands) at December 31, 2024, was as follows:

Counter-party	Collateral	Interest Rate Expense/ Income (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL Multi-Manager Alternative Fund
RBC	Government National Mortgage Association, 2.50%-3.50%, due 10/20/50-2/20/52			8,773
	Federal Home Loan Mortgage Corporation, 3.00%, due 8/25/50			593
	Federal National Mortgage Association, Inc, 2.50%, due 09/25/51-12/25/51			1,762
		5.22	01/08/25	11,128	8,651
RBC	Federal National Mortgage Association, Inc, 3.24%-3.40%, due 01/01/28-01/01/33	4.87	01/08/25	3,751	3,666
RBC	Government National Mortgage Association, 3.00%, due 10/20/50-8/20/51	5.07	01/31/25	1,209	962
				16,088	13,279

JNL/PIMCO Income Fund
BNP	Treasury, United States Department of, 4.50%, due 04/15/27	4.59	01/07/25	13,369	13,507

JNL/PIMCO Real Return Fund
GSC	Cabinet Office, Government of Japan, 0.10%, due 03/10/28-03/10/29	0.20	03/18/25	24,645	22,541

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands), the weighted average interest rate, and the amount of deferred income (in thousands) for Treasury roll transactions accounted for as secured borrowing transactions, for the year ended December 31, 2024, were as follows:

Fund	Avgerage Daily Balance ($)	Weighted Average Interest Rate (%)	Days Outstanding	Deferred Income ($)
JNL/PIMCO Income Fund	60,272	4.28%	315	114
JNL/PIMCO Investment Grade Credit Bond Fund	82,871	4.74%	366	293
JNL/PIMCO Real Return Fund	227,873	3.11%	366	98

The following table details Treasury roll transactions (in thousands) outstanding accounted for as secured borrowings as of December 31, 2024:

	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Income Fund
Treasury, United States Department of	BCL	4.57	1/6/2025	22,120
Treasury, United States Department of	BCL	4.59	1/7/2025	19,544
Treasury, United States Department of	BCL	4.55	1/14/2025	25,114
				66,778
JNL/PIMCO Investment Grade Credit Bond Fund
Treasury, United States Department of	BCL	4.91	1/6/2025	1,560
Treasury, United States Department of	BCL	4.55	1/14/2025	8,640
Treasury, United States Department of	BNP	4.58	1/3/2025	2,049
Treasury, United States Department of	BNP	4.58 - 4.59	1/7/2025	3,500
Treasury, United States Department of	UBS	4.76	1/3/2025	9,463

JNL Series Trust

Notes to Financial Statements

December 31, 2024

	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Treasury, United States Department of	UBS	4.60	1/28/2025	17,402
Treasury, United States Department of	UBS	4.55	1/31/2025	4,424
Treasury, United States Department of	UBS	4.66	2/5/2025	10,783
Treasury, United States Department of	UBS	4.64	2/10/2025	6,400
Treasury, United States Department of	UBS	4.54	2/11/2025	461
Treasury, United States Department of	UBS	4.50	2/21/2025	1,246
				65,928
JNL/PIMCO Real Return Fund
Treasury, United States Department of	BCL	4.81	1/2/2025	7,108
Treasury, United States Department of	BCL	4.80 - 4.90	1/3/2025	568,847
Treasury, United States Department of	BCL	4.78 - 4.85	1/6/2025	4,057
Treasury, United States Department of	BCL	4.60	1/7/2025	1,962
Treasury, United States Department of	BCL	4.55	1/14/2025	32,175
Treasury, United States Department of	MSC	4.60	1/3/2025	68,749
				682,898

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Typically, convertible securities pay dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed

JNL Series Trust

Notes to Financial Statements

December 31, 2024

unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. DERIVATIVE FINANCIAL INSTRUMENTS

Options Transactions. Certain Funds may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability. All types of options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current fair value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. Certain Funds may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced

JNL Series Trust

Notes to Financial Statements

December 31, 2024

because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

All types of swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that certain Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the

JNL Series Trust

Notes to Financial Statements

December 31, 2024

terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds may use credit default swap agreements on corporate or sovereign issues. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

Certain Funds may use credit default swap agreements on asset-backed securities. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Certain Funds may use credit default swap agreements on credit indices. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Implied credit spreads, the prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. Certain Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

Derivatives and Hedging and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of December 31, 2024. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of December 31, 2024. For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the year ended December 31, 2024.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial purposes.

JNL Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	35	—	—	35
Total derivative instruments liabilities	—	—	35	—	—	35
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	22	—	22
Futures/futures options contracts	—	—	1,004	—	—	1,004
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(827)	—	—	(827)

Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—	.
Derivatives not eligible for offset	—
—
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	35
35

JNL Emerging Markets Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	10,745	69

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL International Index Fund Derivatives Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	23	—	23
[8] Variation margin on futures/futures options contracts	—	—	14	—	—	14
Total derivative instruments assets	—	—	14	23	—	37
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	391	—	391
[8] Variation margin on futures/futures options contracts	—	—	13	—	—	13
Total derivative instruments liabilities	—	—	13	391	—	404
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(1,074)	—	(1,074)
Futures/futures options contracts	—	—	2,610	—	—	2,610
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(500)	—	(500)
Futures/futures options contracts	—	—	(162)	—	—	(162)

† The JNL International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL International Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
SCB	23	(23)	—	—
Derivatives eligible for offset	23	(23)	—	—
Derivatives not eligible for offset	14
	37
Derivative Liabilities by Counterparty*
BMO	47	—	—	47
CIT	64	—	—	64
HSB	228	—	—	228
SCB	52	(23)	—	29
Derivatives eligible for offset	391	(23)	—	368
Derivatives not eligible for offset	13
	404

JNL International Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	19,411	42,741

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging, to reduce foreign currency exposure on investment securities denominated in foreign currencies, to create foreign currency exposure in U.S. dollar cash balances and to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Purchased options, at value	—	—	265	—	—	265
Forward foreign currency contracts	—	—	—	256	—	256
[8] Variation margin on futures/futures options contracts	—	—	—	—	14	14
OTC swap agreements	—	—	11,470	—	—	11,470
Total derivative instruments assets	—	—	11,735	256	14	12,005
Derivative instruments liabilities:
Written options, at value	—	—	119	—	—	119
Forward foreign currency contracts	—	—	—	2	—	2
[8] Variation margin on futures/futures options contracts	—	—	—	—	21	21
OTC swap agreements	—	—	6,272	—	—	6,272
Total derivative instruments liabilities	—	—	6,391	2	21	6,414
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	(1,022)	—	—	(1,022)
Written option contracts	—	—	433	—	—	433
Forward foreign currency contracts	—	—	—	1,213	—	1,213
Futures/futures options contracts	—	—	—	—	607	607
Swap agreements	—	—	(5,304)	—	—	(5,304)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	317	—	—	317
Written options	—	—	(34)	—	—	(34)
Forward foreign currency contracts	—	—	—	332	—	332
Futures/futures options contracts	—	—	—	—	(124)	(124)
Swap agreements	—	—	5,337	—	—	5,337

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BBH	1	—	—	1
BOA	315	(134)	—	181
GSC	4,986	(3,077)	—	1,909
HSB	206	(95)	—	111
JPM	3,313	(1,005)	—	2,308
MLP	1	—	—	1
MSC	2,849	(1,962)	—	887
SSB	55	(1)	—	54
Derivatives eligible for offset	11,726	(6,274)	—	5,452
Derivatives not eligible for offset	279
	12,005
Derivative Liabilities by Counterparty*
BOA	134	(134)	—	—
GSC	3,077	(3,077)	—	—
HSB	95	(95)	—	—
JPM	1,005	(1,005)	—	—
MSC	1,962	(1,962)	—	—
SSB	1	(1)	—	—
Derivatives eligible for offset	6,274	(6,274)	—	—
Derivatives not eligible for offset	140
	6,414

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	367	33,490	17,417	51,081	81,480

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into contracts for difference as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Purchased options, at value	271	19	5,519	242	109	6,160
Forward foreign currency contracts	—	—	—	4,049	—	4,049
[8] Variation margin on futures/futures options contracts	—	—	740	—	1,319	2,059
[8] Variation margin on swap agreements	—	7	—	—	618	625
OTC swap agreements	—	30	2,168	—	1,054	3,252
OTC swap premiums paid	—	396	—	—	—	396
Total derivative instruments assets	271	452	8,427	4,291	3,100	16,541
Derivative instruments liabilities:
Written options, at value	281	3	2,977	333	2,833	6,427
Forward foreign currency contracts	—	—	—	13,384	—	13,384
[8] Variation margin on futures/futures options contracts	—	—	154	—	245	399
[8] Variation margin on swap agreements	—	4	—	—	767	771
OTC swap agreements	—	295	1,343	—	2,815	4,453
OTC swap premiums received	—	50	—	—	—	50
Total derivative instruments liabilities	281	352	4,474	13,717	6,660	25,484
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Purchased option contracts	(2,627)	(1,041)	11,778	(3,018)	(5,448)	(356)
Written option contracts	1,547	360	11,446	1,061	7,535	21,949
Forward foreign currency contracts	—	—	—	(27,846)	—	(27,846)
Futures/futures options contracts	—	—	1,557	—	(3,953)	(2,396)
Swap agreements	—	1,615	4,336	—	(26,897)	(20,946)
Net change in unrealized appreciation (depreciation) on:
Purchased options	(1,018)	33	(5,046)	678	(4,431)	(9,784)
Written options	(192)	(1)	(186)	(90)	(695)	(1,164)
Forward foreign currency contracts	—	—	—	(12,352)	—	(12,352)
Futures/futures options contracts	—	—	2,285	—	1,512	3,797
Swap agreements	—	(1,169)	4,479	—	4,362	7,672

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	901	(592)	(210)	99
BNP	314	(314)	—	—
BOA	965	(965)	—	—
CIB	89	(55)	—	34
CIT	370	(370)	—	—
DUB	728	(728)	—	—
GSC	1,256	(1,256)	—	—
HSB	204	(204)	—	—
JPM	2,015	(2,015)	—	—
MSC	316	(316)	—	—
NSI	11	(8)	—	3
RBS	613	(613)	—	—
SCB	2	(2)	—	—
SGS	33	(33)	—	—
TDB	109	(109)	—	—
UBS	131	(104)	(27)	—
Derivatives eligible for offset	8,057	(7,684)	(237)	136
Derivatives not eligible for offset	8,484
	16,541
Derivative Liabilities by Counterparty*
BCL	592	(592)	—	—
BNP	2,369	(314)	(2,018)	37
BOA	2,057	(965)	(1,076)	16
CBA	142	—	—	142
CIB	55	(55)	—	—
CIT	577	(370)	—	207
DUB	949	(728)	(221)	—
GSC	5,820	(1,256)	(694)	3,870
HSB	333	(204)	(129)	—
JPM	2,543	(2,015)	(528)	—
MSC	517	(316)	(177)	24
NSI	8	(8)	—	—
RBC	182	—	(90)	92
RBS	1,613	(613)	—	1,000
SCB	29	(2)	—	27
SGS	2,649	(33)	—	2,616
TDB	500	(109)	—	391
UBS	104	(104)	—	—
Derivatives eligible for offset	21,039	(7,684)	(4,933)	8,422
Derivatives not eligible for offset	4,445
	25,484

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	22,288	2,034,071	862,294	2,208,791	38,146	29,056	111,236

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/DoubleLine Core Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securties denominated in foreign currencies.

JNL/DoubleLine Core Fixed Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	475	475
Total derivative instruments assets	—	—	—	—	475	475
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	45	—	45
[8] Variation margin on futures/futures options contracts	—	—	—	—	341	341
Total derivative instruments liabilities	—	—	—	45	341	386
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(66)	—	(66)
Futures/futures options contracts	—	—	—	—	(11,846)	(11,846)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(45)	—	(45)
Futures/futures options contracts	—	—	—	—	1,426	1,426

JNL/DoubleLine Core Fixed Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	475
	475
Derivative Liabilities by Counterparty*
GSC	29	—	—	29
SSB	16	—	—	16
Derivatives eligible for offset	45	—	—	45
Derivatives not eligible for offset	341
	386

JNL/DoubleLine Core Fixed Income Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	1,471,975	1,226

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy and to obtain exposure to or hedge changes in interest rates, inflation and in interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

JNL/Fidelity Institutional Asset Management Total Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Purchased options, at value	—	—	—	—	1,196	1,196
[8] Variation margin on swap agreements	—	—	—	—	19	19
OTC swap agreements	—	41	—	—	—	41
OTC swap premiums paid	—	647	—	—	—	647
Total derivative instruments assets	—	688	—	—	1,215	1,903
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	67	67
[8] Variation margin on swap agreements	—	—	—	—	3	3
OTC swap agreements	—	289	—	—	—	289
OTC swap premiums received	—	101	—	—	—	101
Total derivative instruments liabilities	—	390	—	—	70	460
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(30)	(30)
Written option contracts	—	—	—	—	12	12
Futures/futures options contracts	—	—	—	—	(1,981)	(1,981)
Swap agreements	—	(105)	—	—	670	565
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(322)	(322)
Written options	—	—	—	—	(43)	(43)
Futures/futures options contracts	—	—	—	—	(2,655)	(2,655)
Swap agreements	—	(34)	—	—	998	964

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BOA	395	—	—	395
CIT	310	(99)	—	211
GSC	185	(113)	(72)	—
JPM	89	(40)	—	49
MLP	45	—	—	45
MSC	213	(37)	—	176
Derivatives eligible for offset	1,237	(289)	(72)	876
Derivatives not eligible for offset	666
	1,903
Derivative Liabilities by Counterparty*
CIT	99	(99)	—	—
GSC	113	(113)	—	—
JPM	40	(40)	—	—
MSC	37	(37)	—	—
Derivatives eligible for offset	289	(289)	—	—
Derivatives not eligible for offset	171
	460

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	1,178	125,839	39,617	8,250

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging.

JNL/JPMorgan Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,463	—	1,463
[8] Variation margin on futures/futures options contracts	—	—	346	—	142	488
Total derivative instruments assets	—	—	346	1,463	142	1,951
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	1,955	—	1,955
[8] Variation margin on futures/futures options contracts	—	—	547	52	158	757
Total derivative instruments liabilities	—	—	547	2,007	158	2,712
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	139	—	—	139
Forward foreign currency contracts	—	—	—	(1,299)	—	(1,299)
Futures/futures options contracts	—	—	25,085	(720)	(1,179)	23,186
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(1,047)	—	(1,047)
Futures/futures options contracts	—	—	(9,585)	(507)	(4,497)	(14,589)

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	38	(38)	—	—
BNP	398	(397)	—	1
CIT	299	(259)	—	40
GSC	170	(170)	—	—
HSB	54	(54)	—	—
MLP	5	(1)	—	4
MSC	496	(496)	—	—
RBC	3	—	—	3
Derivatives eligible for offset	1,463	(1,415)	—	48
Derivatives not eligible for offset	488
	1,951
Derivative Liabilities by Counterparty*
BCL	137	(38)	—	99
BNP	397	(397)	—	—
CIT	259	(259)	—	—
GSC	211	(170)	—	41
HSB	188	(54)	—	134
MLP	1	(1)	—	—
MSC	762	(496)	—	266
Derivatives eligible for offset	1,955	(1,415)	—	540
Derivatives not eligible for offset	757
	2,712

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	217	409,480	75,906

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Purchased options, at value	—	—	10,597	—	—	10,597
Total derivative instruments assets	—	—	10,597	—	—	10,597
Derivative instruments liabilities:
Written options, at value	—	—	10,498	—	—	10,498
[8] Variation margin on futures/futures options contracts	—	—	60	—	—	60
Total derivative instruments liabilities	—	—	10,558	—	—	10,558
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	(32,337)	—	—	(32,337)
Written option contracts	—	—	(14,336)	—	—	(14,336)
Futures/futures options contracts	—	—	1,808	—	—	1,808
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(92)	—	—	(92)
Written options	—	—	147	—	—	147
Futures/futures options contracts	—	—	(432)	—	—	(432)

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	10,597
	10,597
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	10,558
	10,558

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	16,678	11,477

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/Mellon World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	1	—	—	1
Total derivative instruments assets	—	—	1	—	—	1
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	15	—	15
[8] Variation margin on futures/futures options contracts	—	—	9	—	—	9
Total derivative instruments liabilities	—	—	9	15	—	24
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(75)	—	(75)
Futures/futures options contracts	—	—	597	—	—	597
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(22)	—	(22)
Futures/futures options contracts	—	—	(139)	—	—	(139)

JNL/Mellon World Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	1
	1
Derivative Liabilities by Counterparty
BMO	2	—	—	2
HSB	13	—	—	13
Derivatives eligible for offset	15	—	—	15
Derivatives not eligible for offset	9
	24

JNL/ Mellon World Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	4,691	900

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates, to hedge accrued dividends and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, to manage duration at the cross-sector level, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	5,158	—	5,158
[8] Variation margin on futures/futures options contracts	—	—	—	—	108	108
[8] Variation margin on swap agreements	—	4	—	—	2	6
Total derivative instruments assets	—	4	—	5,158	110	5,272
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	854	—	854
[8] Variation margin on futures/futures options contracts	—	—	—	—	140	140
[8] Variation margin on swap agreements	—	—	—	—	2	2
Total derivative instruments liabilities	—	—	—	854	142	996
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(1,941)	—	(1,941)
Futures/futures options contracts	—	—	—	—	1,107	1,107
Swap agreements	—	863	—	—	(622)	241
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	5,492	—	5,492
Futures/futures options contracts	—	—	—	—	7,466	7,466
Swap agreements	—	(180)	—	—	(63)	(243)

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
CIT	4,361	(504)	—	3,857
GSC	569	(325)	—	244
JPM	227	(22)	—	205
SCB	1	—	—	1
Derivatives eligible for offset	5,158	(851)	—	4,307
Derivatives not eligible for offset	114
	5,272
Derivative Liabilities by Counterparty*
CIT	504	(504)	—	—
GSC	325	(325)	—	—
JPM	22	(22)	—	—
SSB	3	—	—	3
Derivatives eligible for offset	854	(851)	—	3
Derivatives not eligible for offset	142
	996

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	267,080	93,423	21,100	6,761	17,566

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physcial securities, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to magange cash flows, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitue for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	9,283	—	9,283
[8] Variation margin on futures/futures options contracts	—	—	—	—	879	879
[8] Variation margin on swap agreements	—	41	—	—	1,413	1,454
OTC swap agreements	—	2,417	—	—	—	2,417
OTC swap premiums paid	—	108	—	—	—	108
Total derivative instruments assets	—	2,566	—	9,283	2,292	14,141
Derivative instruments liabilities:
Written options, at value	—	—	—	1,093	263	1,356
Forward foreign currency contracts	—	—	—	4,624	—	4,624
[8] Variation margin on futures/futures options contracts	—	—	—	—	524	524
[8] Variation margin on swap agreements	—	25	—	—	1,021	1,046
OTC swap agreements	—	83	—	—	—	83
OTC swap premiums received	—	2,502	—	—	—	2,502
Total derivative instruments liabilities	—	2,610	—	5,717	1,808	10,135
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	486	—	—	486
Written option contracts	—	—	—	25	3,049	3,074
Forward foreign currency contracts	—	—	—	2,837	—	2,837
Futures/futures options contracts	—	—	—	—	(11,269)	(11,269)
Swap agreements	—	7,587	—	—	(4,342)	3,245
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	—	(393)	42	(351)
Forward foreign currency contracts	—	—	—	5,536	—	5,536
Futures/futures options contracts	—	—	—	—	5,757	5,757
Swap agreements	—	(1,163)	—	—	19,351	18,188

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	1,738	(969)	(270)	499
BOA	182	(182)	—	—
CIT	487	(487)	—	—
DUB	2,789	(905)	(1,010)	874
GSC	5,783	(337)	(3,310)	2,136
JPM	721	(721)	—	—
Derivatives eligible for offset	11,700	(3,601)	(4,590)	3,509
Derivatives not eligible for offset	2,441
	14,141
Derivative Liabilities by Counterparty*
BCL	969	(969)	—	—
BOA	619	(182)	(262)	175
CIT	2,130	(487)	(1,643)	—
DUB	905	(905)	—	—
GSC	337	(337)	—	—
JPM	1,103	(721)	(382)	—
Derivatives eligible for offset	6,063	(3,601)	(2,287)	175
Derivatives not eligible for offset	4,072
	10,135

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	244,837	(244,837)	—	—
BOA	248,687	(248,687)	—	—
GSC	145,382	(145,382)	—	—
JPM	115,008	(115,008)	—	—
MSC	124,275	(124,275)	—	—
	878,189	(878,189)	—	—
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	245,958	(244,837)	(384)	737
BOA	249,537	(248,687)	(850)	—
GSC	147,203	(145,382)	(213)	1,608
JPM	115,415	(115,008)	(407)	—
MSC	125,372	(124,275)	(1,097)	—
	883,485	(878,189)	(2,951)	2,345

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	730	365,797	513,730	2,896,888	349,337

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management, to generate income, to obtain exposure to or hedge changes in interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Investment Grade Credit Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Purchased options, at value	—	—	—	71	8	79
Forward foreign currency contracts	—	—	—	1,631	—	1,631
[8] Variation margin on futures/futures options contracts	—	—	—	—	70	70
[8] Variation margin on swap agreements	—	5	—	—	286	291
OTC swap agreements	—	11	—	—	—	11
Total derivative instruments assets	—	16	—	1,702	364	2,082
Derivative instruments liabilities:
Written options, at value	—	—	—	31	89	120
Forward foreign currency contracts	—	—	—	331	—	331
[8] Variation margin on futures/futures options contracts	—	—	—	—	333	333
[8] Variation margin on swap agreements	—	5	—	—	83	88
OTC swap premiums received	—	9	—	—	—	9
Total derivative instruments liabilities	—	14	—	362	505	881
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	85	85
Written option contracts	—	—	—	—	750	750
Forward foreign currency contracts	—	—	—	2,938	—	2,938
Futures/futures options contracts	—	—	—	—	(2,703)	(2,703)
Swap agreements	—	1,595	—	—	724	2,319
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	20	(2)	18
Written options	—	—	—	19	(13)	6
Forward foreign currency contracts	—	—	—	1,676	—	1,676
Futures/futures options contracts	—	—	—	—	(3,090)	(3,090)
Swap agreements	—	(842)	—	—	982	140

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
ANZ	4	—	—	4
BCL	201	(83)	—	118
BNP	596	(16)	(310)	270
BOA	9	(6)	—	3
CIT	106	(106)	—	—
DUB	32	(10)	—	22
GSC	83	(83)	—	—
JPM	77	(43)	(34)	—
MSC	16	—	—	16
SCB	438	(4)	(390)	44
UBS	159	—	—	159
Derivatives eligible for offset	1,721	(351)	(734)	636
Derivatives not eligible for offset	361
	2,082

JNL Series Trust

Notes to Financial Statements

December 31, 2024

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Liabilities by Counterparty*
BCL	83	(83)	—	—
BNP	16	(16)	—	—
BOA	6	(6)	—	—
BPC	13	—	—	13
CIT	155	(106)	—	49
DUB	10	(10)	—	—
GSC	115	(83)	—	32
JPM	43	(43)	—	—
MSC	—	—	—	—
SCB	4	(4)	—	—
WFI	6	—	—	6
Derivatives eligible for offset	451	(351)	—	100
Derivatives not eligible for offset	430
	881

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	23,046	(23,046)	—	—
BNP	5,505	(5,505)	—	—
BOA	17,739	(17,739)	—	—
GSC	70,956	(70,956)	—	—
JPM	32,821	(32,821)	—	—
UBS	47,882	(47,882)	—	—
	197,949	(197,949)	—	—
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	23,130	(23,046)	—	84
BNP	5,549	(5,505)	—	44
BOA	17,753	(17,739)	—	14
GSC	72,073	(70,956)	(339)	778
JPM	32,959	(32,821)	(138)	—
UBS	50,179	(47,882)	(1,402)	895
	201,643	(197,949)	(1,879)	1,815
JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	117	102,368	141,375	138,093	67,723

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a means of risk management/hedging, as a substitute for investment in physcial securites, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in interest rates, securities prices and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales, to create foreign currency exposure in U.S. dollar cash balances, and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	3,809	—	3,809
[8] Variation margin on futures/futures options contracts	—	—	—	—	721	721
[8] Variation margin on swap agreements	—	—	—	—	684	684
Total derivative instruments assets	—	—	—	3,809	1,405	5,214
Derivative instruments liabilities:
Written options, at value	—	—	—	—	1,264	1,264
Forward foreign currency contracts	—	—	—	1,514	—	1,514
[8] Variation margin on futures/futures options contracts	—	—	—	—	422	422
[8] Variation margin on swap agreements	—	—	—	—	495	495
OTC swap agreements	—	—	—	—	2,561	2,561
Total derivative instruments liabilities	—	—	—	1,514	4,742	6,256
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Written option contracts	—	—	—	—	1,564	1,564
Forward foreign currency contracts	—	—	—	7,665	—	7,665
Futures/futures options contracts	—	—	—	—	5,303	5,303
Swap agreements	—	—	—	—	5,845	5,845
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	—	—	1,521	1,521
Forward foreign currency contracts	—	—	—	5,073	—	5,073
Futures/futures options contracts	—	—	—	—	10,059	10,059
Swap agreements	—	—	—	—	(11,831)	(11,831)

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	350	(350)	—	—
BNP	234	(234)	—	—
BOA	283	(263)	—	20
CIT	7	(7)	—	—
JPM	637	(17)	(600)	20
SCB	1,810	(126)	(1,520)	164
UBS	488	(488)	—	—
Derivatives eligible for offset	3,809	(1,485)	(2,120)	204
Derivatives not eligible for offset	1,405
	5,214
Derivative Liabilities by Counterparty*
BCL	482	(350)	(126)	6
BNP	518	(234)	(284)	—
BOA	263	(263)	—	—
CIT	300	(7)	—	293
DUB	22	—	—	22

JNL Series Trust

Notes to Financial Statements

December 31, 2024

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
GSC	536	—	(536)	—
JPM	17	(17)	—	—
MSC	2,561	—	(2,561)	—
SCB	126	(126)	—	—
UBS	514	(488)	—	26
Derivatives eligible for offset	5,339	(1,485)	(3,507)	347
Derivatives not eligible for offset	917
	6,256

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	656,406	(656,406)	—	—
BOA	22,311	(22,311)	—	—
GSC	43,840	(43,840)	—	—
JPM	51,886	(51,886)	—	—
MSC	68,448	(68,448)	—	—
	842,891	(842,891)	—	—
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	659,782	(656,406)	—	3,376
BOA	22,313	(22,311)	—	2
GSC	44,254	(43,840)	—	414
JPM	51,907	(51,886)	(21)	—
MSC	68,749	(68,448)	(301)	—
	847,005	(842,891)	(322)	3,792

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,938	785,256	337,915	983,253	281,123

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/PPM America Investment Grade Credit Fund – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, and to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PPM America Investment Grade Credit Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
Total derivative instruments assets	—	—	—	—	2	2
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	11	11
Total derivative instruments liabilities	—	—	—	—	11	11
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(171)	(171)
Swap agreements	—	(12)	—	—	—	(12)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(78)	(78)

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	2
	2
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	11
	11

JNL/PPM America Investment Grade Credit Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	9,764	2,000

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/T. Rowe Price Balanced Fund Derivative Strategies – The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/T. Rowe Price Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
Total derivative instruments assets	—	—	—	—	2	2
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	7	7
Total derivative instruments liabilities	—	—	—	—	7	7
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	—	—	(24)	(24)
Swap agreements	—	6	—	—	—	6
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(237)	(237)

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	2
	2
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	7
	7

JNL/T. Rowe Price Balanced Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	9,021	144	538

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into options contracts to generate income and to obtain exposure to or hedge changes in security prices.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments liabilities:
Written options, at value	—	—	22,293	—	—	22,293
Total derivative instruments liabilities	—	—	22,293	—	—	22,293
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Written option contracts	—	—	(17,863)	—	—	(17,863)
Forward foreign currency contracts	—	—	—	8	—	8
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	(4,991)	—	—	(4,991)

JNL/T.Rowe Price Capital Appreciation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—
	—
Derivative Liabilities by Counterparty*
BCL	2,026	—	—	2,026
BOA	723	—	(723)	—
CIT	48	—	(48)	—
GSC	3,428	—	(3,428)	—
JPM	11,449	—	—	11,449
SSB	61	—	—	61
UBS	266	—	(266)	—
WFI	4,292	—	(4,292)	—
Derivatives eligible for offset	22,293	—	(8,757)	13,536
Derivatives not eligible for offset	—
	22,293

JNL/T.Rowe Price Capital Appreciation Fund – Average Derivative Volume6

Cost of Options Purchased and Written ($)
Average monthly volume	33,747

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/T. Rowe Price Short-Term Bond Fund – The Fund entered into options contracts to generate income and to obtain exposure to or hedge changes in security prices and to obtain exposure to or hedge changes in interest rates. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/T. Rowe Price Short-Term Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	141	141
Total derivative instruments assets	—	—	—	—	141	141
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	36	36
Total derivative instruments liabilities	—	—	—	—	36	36
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(374)	(374)
Futures/futures options contracts	—	—	—	—	(1,468)	(1,468)
Swap agreements	—	(116)	—	—	(6)	(122)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	968	968
Swap agreements	—	312	—	—	—	312

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	141
	141
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	36
	36

JNL/T. Rowe Price Short-Term Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	25	414,276	12,286

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Purchased options, at value	—	—	100	—	—	100
Forward foreign currency contracts	—	—	—	128	—	128
OTC swap agreements	—	—	1,816	—	—	1,816
Total derivative instruments assets	—	—	1,916	128	—	2,044
Derivative instruments liabilities:
Written options, at value	—	—	136	—	—	136
Forward foreign currency contracts	—	—	—	3	—	3
OTC swap agreements	—	—	2,029	—	30	2,059
Total derivative instruments liabilities	—	—	2,165	3	30	2,198
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	(1,401)	—	—	(1,401)
Written option contracts	—	—	773	—	—	773
Forward foreign currency contracts	—	—	—	597	—	597
Swap agreements	—	—	(1,466)	—	222	(1,244)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	782	—	—	782
Written options	—	—	680	—	—	680
Forward foreign currency contracts	—	—	—	220	—	220
Swap agreements	—	—	(139)	—	(45)	(184)

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BOA	38	—	—	38
GSC	1,013	(1,013)	—	—
JPM	893	(262)	—	631
Derivatives eligible for offset	1,944	(1,275)	—	669
Derivatives not eligible for offset	100
	2,044
Derivative Liabilities by Counterparty*
GSC	1,800	(1,013)	(787)	—
JPM	262	(262)	—	—
Derivatives eligible for offset	2,062	(1,275)	(787)	—
Derivatives not eligible for offset	136
	2,198

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,048	9,888	49,448

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/Western Asset Global Multi-Sector Bond Fund Derivative Strategies – The Fund entered into options contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in foreign currencies. The Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/Western Asset Global Multi-Sector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	4,229	—	4,229
[8] Variation margin on futures/futures options contracts	—	—	—	—	135	135
Total derivative instruments assets	—	—	—	4,229	135	4,364
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	951	—	951
[8] Variation margin on futures/futures options contracts	—	—	—	—	55	55
Total derivative instruments liabilities	—	—	—	951	55	1,006
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	—	(76)	—	(76)
Forward foreign currency contracts	—	—	—	(2,452)	—	(2,452)
Futures/futures options contracts	—	—	—	—	1,799	1,799
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	75	—	75
Forward foreign currency contracts	—	—	—	5,382	—	5,382
Futures/futures options contracts	—	—	—	—	(2,104)	(2,104)

JNL/Western Asset Global Multi-Sector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BNP	15	—	—	15
BOA	3,396	(40)	—	3,356
CIT	125	—	(100)	25
GSC	290	—	—	290
JPM	403	(403)	—	—
Derivatives eligible for offset	4,229	(443)	(100)	3,686
Derivatives not eligible for offset	135
	4,364
Derivative Liabilities by Counterparty*
BOA	40	(40)	—	—
JPM	911	(403)	—	508
Derivatives eligible for offset	951	(443)	—	508
Derivatives not eligible for offset	55
	1,006

JNL/Western Asset Global Multi-Sector Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	6	118,208	96,552

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/ WMC Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/WMC Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	18	18
Total derivative instruments assets	—	—	—	—	18	18
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	7	7
Total derivative instruments liabilities	—	—	—	—	7	7
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	43	—	43
Futures/futures options contracts	—	—	—	—	179	179
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(138)	(138)

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	18
	18
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	7
	7

JNL/WMC Balanced Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	27,564	2,116

JNL Series Trust

Notes to Financial Statements

December 31, 2024

The financial instruments eligible for offset table is presented for the following Funds, which held derivatives instruments with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL Bond Index Fund – Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	7,407	(7,407)	—	—
BOA	10,825	(10,825)	—	—
GSC	5,250	(5,250)	—	—
JPM	14,898	(14,873)	—	25
MSC	14,969	(14,969)	—	—
NSI	10,044	(10,044)	—	—
	63,393	(63,368)	—	25
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	7,533	(7,407)	—	126
BOA	10,955	(10,825)	—	130
GSC	5,269	(5,250)	—	19
JPM	14,873	(14,873)	—	—
MSC	15,095	(14,969)	—	126
NSI	10,117	(10,044)	—	73
	63,842	(63,368)	—	499

JNL/AB Sustainable Global Thematic Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BOA	73	(14)	—	59
MSC	19	(19)	—	—
UBS	1	(1)	—	—
Derivatives eligible for offset	93	(34)	—	59
Derivatives not eligible for offset	—
	93
Derivative Liabilities by Counterparty*
BOA	14	(14)	—	—
CIT	24	—	—	24
MSC	42	(19)	—	23
UBS	1	(1)	—	—
Derivatives eligible for offset	81	(34)	—	47
Derivatives not eligible for offset	—
	81

JNL/DoubleLine Shiller Enhanced CAPE Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	6,750	—	(6,750)	—

JNL Series Trust

Notes to Financial Statements

December 31, 2024

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
BNP	8,385	(1,849)	(5,581)	955
BOA	8,075	(6,244)	(1,023)	808
CIB	10,784	(5,651)	(3,909)	1,224
Derivatives eligible for offset	33,994	(13,744)	(17,263)	2,987
Derivatives not eligible for offset	—
	33,994
Derivative Liabilities by Counterparty*
BNP	1,849	(1,849)	—	—
BOA	6,244	(6,244)	—	—
CIB	5,651	(5,651)	—	—
Derivatives eligible for offset	13,744	(13,744)	—	—
Derivatives not eligible for offset	—
	13,744

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund.

6 The derivative instruments outstanding as of December 31, 2024, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2024, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 612 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the year is as follows: JNL Mid Cap Index Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/JPMorgan Nasdaq Hedged Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/AB Sustainable Global Thematic Fund entered into forward foreign currency contracts as a means of risk management/hedging. JNL/AQR Large Cap Defensive Style Fund entered into futures contracts to manage cash flows. JNL/DFA International Core Equity Fund entered into futures contracts as a means of short-term cash deployment and to manage cash flows. JNL/DoubleLine Total Return Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.JNL/Franklin Templeton Income Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/Lord Abbett Short Duration Income Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/PPM America Total Return Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL/T. Rowe Price Balanced Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL/Baillie Gifford International Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/DFA International Core Equity Fund, JNL/First Sentier Global Infrastructure Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Value Fund, JNL/WCM China Quality Growth Fund, JNL/WCM Focused International Equity Fund, JNL/William Blair International Leaders Fund, JNL/WMC Equity Income Fund and JNL/WMC Global Real Estate Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

The derivative instruments outstanding as of December 31, 2024, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the year ended December 31, 2024, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which did not have significant exposure to more than one type of derivative during the year, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Mid Cap Index Fund	—	36,555	—	—
JNL Small Cap Index Fund	—	12,788	—	—
JNL Multi-Manager Emerging Markets Equity Fund	—	—	1,426	—
JNL Multi-Manager International Small Cap Fund	—	—	3,416	—
JNL Multi-Manager Mid Cap Fund	—	—	2	—
JNL Multi-Manager Small Cap Growth Fund	—	—	42	—
JNL S&P 500 Index Fund	—	1,642	—	—
JNL/AB Sustainable Global Thematic Fund	—	—	6,829	—
JNL/AQR Large Cap Defensive Style Fund	—	10,957	—	—
JNL/Baillie Gifford International Growth Fund	—	—	422	—
JNL/BlackRock Global Natural Resources Fund	—	—	616	—
JNL/BlackRock Large Cap Select Growth Fund	—	—	57	—
JNL/Causeway International Value Select Fund	—	—	5,567	—
JNL/DFA International Core Equity Fund	—	68	33	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	1,814,385
JNL/DoubleLine Total Return Fund	—	937,267	—	—
JNL/First Sentier Global Infrastructure Fund	—	—	5	—
JNL/Franklin Templeton Income Fund	—	31,868	—	—
JNL/Goldman Sachs 4 Fund	—	1,530	—	—
JNL/GQG Emerging Markets Equity Fund	—	—	1,650	—
JNL/Harris Oakmark Global Equity Fund	—	—	488	—
JNL/Invesco Global Growth Fund	—	—	497	—
JNL/Invesco Small Cap Growth Fund	—	—	17	—
JNL/JPMorgan Nasdaq Hedged Equity Fund	1,076	251	—	—
JNL/Lazard International Quality Growth Fund	—	—	1,265	—
JNL/Loomis Sayles Global Growth Fund	—	—	951	—
JNL/Lord Abbett Short Duration Income Fund	—	293,809	—	—
JNL/Mellon Communication Services Sector Fund	—	4,846	—	—
JNL/Mellon Consumer Discretionary Sector Fund	—	5,307	—	—
JNL/Mellon Consumer Staples Sector Fund	—	3,185	—	—
JNL/Mellon Dow Index Fund	—	9,217	—	—
JNL/Mellon Energy Sector Fund	—	18,232	—	—
JNL/Mellon Financial Sector Fund	—	8,412	—	—
JNL/Mellon Healthcare Sector Fund	—	13,984	—	—
JNL/Mellon Industrials Sector Fund	—	1,763	—	—
JNL/Mellon Information Technology Sector Fund	—	31,891	—	—
JNL/Mellon Materials Sector Fund	—	972	—	—
JNL/Mellon Nasdaq 100 Index Fund	—	67,851	—	—
JNL/Mellon Real Estate Sector Fund	—	1,030	—	—
JNL/Mellon S&P 500 Index Fund	—	100,732	—	—
JNL/Mellon U.S. Stock Market Index Fund	—	33,957	—	—
JNL/Mellon Utilities Sector Fund	—	3,007	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	—	12	—
JNL/Morningstar SMID Moat Focus Index Fund	—	383	—	—
JNL/Morningstar U.S. Sustainability Index Fund	—	1,844	—	—
JNL/Morningstar Wide Moat Index Fund	—	7,531	—	—
JNL/Neuberger Berman Commodity Strategy Fund	—	65,321	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	—	47,974	—	—
JNL/PPM America Total Return Fund	—	353,320	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	1,937	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	—	13,611	—	—
JNL/T. Rowe Price Growth Stock Fund	—	—	420	—
JNL/T. Rowe Price Value Fund	—	—	73	—
JNL/WCM China Quality Growth Fund	—	—	18	—
JNL/WCM Focused International Equity Fund	—	—	3,774	—
JNL/William Blair International Leaders Fund	—	—	3,599	—
JNL/WMC Equity Income Fund	—	—	73	—
JNL/WMC Global Real Estate Fund	—	—	1,559	—
JNL/WMC Value Fund	—	—	11	—

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at December 31, 2024 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts	Options Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)
JNL Mid Cap Index Fund	GSC	3,010	—
JNL Small Cap Index Fund	GSC	939	—
JNL S&P 500 Index Fund	GSC	100	—
JNL/AQR Large Cap Defensive Style Fund	JPM	227	—
JNL/DFA International Core Equity Fund	GSC	46	—
JNL/DoubleLine Total Return Fund	JPM	10,698	—
JNL/Goldman Sachs 4 Fund	BOA	1,125	—
JNL/JPMorgan Nasdaq Hedged Equity Fund	BOA, GSC	107	9,778
JNL/Lord Abbett Short Duration Income Fund	BOA	1,041	—
JNL/Mellon Communication Services Sector Fund	GSC	372	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	357	—
JNL/Mellon Consumer Staples Sector Fund	GSC	205	—
JNL/Mellon Dow Index Fund	GSC	275	—
JNL/Mellon Energy Sector Fund	GSC	879	—
JNL/Mellon Financial Sector Fund	GSC	474	—
JNL/Mellon Healthcare Sector Fund	GSC	965	—
JNL/Mellon Industrials Sector Fund	GSC	139	—
JNL/Mellon Information Technology Sector Fund	GSC	3,089	—
JNL/Mellon Materials Sector Fund	GSC	69	—
JNL/Mellon Nasdaq 100 Index Fund	GSC	3,719	—
JNL/Mellon Real Estate Sector Fund	GSC	127	—
JNL/Mellon S&P 500 Index Fund	GSC	7,802	—
JNL/Mellon U.S. Stock Market Index Fund	GSC	1,229	—
JNL/Mellon Utilities Sector Fund	GSC	208	—
JNL/Morningstar SMID Moat Focus Index Fund	GSC	65	—
JNL/Morningstar U.S. Sustainability Index Fund	GSC	115	—
JNL/Morningstar Wide Moat Index Fund	GSC	389	—
JNL/Neuberger Berman Commodity Strategy Fund	GSC	2,571	—
JNL/Neuberger Berman Gold Plus Strategy Fund	GSC	2,540	—
JNL/PPM America Total Return Fund	MLP	4,299	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	174	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	826	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	GSC, JPM, MSC, SSB	1,943	301,838
JNL/BlackRock Global Allocation Fund	GSC	6,823	—
JNL/Westchester Capital Event Driven Fund	JPM	734	—

		TBA
	Counterparty	Segregated Securities($)
JNL/Fidelity Institutional Asset Management Total Bond Fund	GSC	608
JNL/WMC Balanced Fund	BCL, BOA, GSC	1,175

NOTE 7. PRINCIPAL RISKS

Market and Volatility Risk. In the normal course of business, certain Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s NAV per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because certain Funds may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, including (if applicable) as a result of its investment objective to track the performance of an index, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Real estate-related securities may also be sensitive to interest rate changes.

Underlying Fund Investment Risk. As it relates to Funds of Funds and Master Feeder Funds, each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests, if applicable. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual financial statements. The American Funds Insurance Series Master Funds’ shareholder reports and financial statements are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Fund of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts (including futures, options on futures and certain swaps), the potential loss could exceed the value of the financial assets recorded in the financial statements for each Fund (or Master Fund or underlying fund, as applicable).

A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total fair value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. Government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less

JNL Series Trust

Notes to Financial Statements

December 31, 2024

stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Sanction Risk. When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to several risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk. Russia launched a large-scale invasion of Ukraine in February 2022, which has resulted in the U.S. Government imposing sanctions on Russia. The current and any future sanctions or other government actions against Russia may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the Fund’s investments in Russian securities. In addition, the U.S. Government has imposed restrictions on U.S. investor participation in publicly traded securities of certain companies with ties to China’s military or surveillance industry (each a “CMIC Company”). If the Fund holds securities in a company later deemed to be a CMIC Company, the Fund may be forced to sell such securities and incur a loss. Such restrictions could also adversely affect China’s economy.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions.

REIT Investment Risk. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the 1940 Act or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, liquidity constraints, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual

JNL Series Trust

Notes to Financial Statements

December 31, 2024

issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds’ service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

Advisory Fees

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2024
JNL/American Funds Balanced Fund	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.51%
JNL/American Funds Bond Fund of America Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.40%
JNL/American Funds Capital Income Builder Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/American Funds Capital World Bond Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/American Funds Global Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.60%
JNL/American Funds Growth-Income Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.54%
JNL/American Funds International Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.73%
JNL/American Funds New World Fund	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	.94%
JNL/American Funds Washington Mutual Investors Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2024
JNL/Mellon Bond Index Fund	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million	.300%
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.28%
JNL/Mellon International Index Fund	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.15%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon Small Cap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.12%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/JPMorgan Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/JPMorgan Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.11%
JNL/JPMorgan Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/JPMorgan Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/JPMorgan Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2024
JNL/American Funds Moderate Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL Bond Index Fund	All Assets	.200%	.20%
JNL Emerging Markets Index Fund	All Assets	.200%	.20%
JNL International Index Fund	All Assets	.200%	.20%
JNL Mid Cap Index Fund	All Assets	.200%	.20%
JNL Small Cap Index Fund	All Assets	.200%	.20%
JNL Multi-Manager Alternative Fund	$0 to $850 million	1.200%
	$850 million to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.20%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 billion	.740%
	Over $5 billion	.730%	.76%
JNL Multi-Manager Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	.47%
JNL Multi-Manager International Small Cap Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	.75%
JNL Multi-Manager Mid Cap Fund	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.66%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2024
JNL Multi-Manager U.S. Select Equity Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.480%
	Over $5 billion	.460%	.53%
JNL S&P 500 Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/AB Sustainable Global Thematic Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.65%
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.370%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.40%
JNL/Baillie Gifford International Growth Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.53%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.565%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.58%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	.54%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.46%
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	.51%
JNL/ClearBridge Large Cap Growth Fund[1]	$0 to $1 billion	.500%
	$1 billion to $1.5 billion	.450%
	$1.5 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.48%
JNL/Cohen & Steers U.S. Realty Fund[2]	$0 to $1 billion	.580%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.64%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.45%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.39%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.53%
JNL/DoubleLine Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.37%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.62%
JNL/DoubleLine Shiller Enhanced CAPE Fund[3]	$0 to $500 million	.600%
	$500 million to $1 billion	.575%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.56%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2024
JNL/DoubleLine Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.42%
JNL/Dreyfus Government Money Market Fund	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.16%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/First Sentier Global Infrastructure Fund[4]	$0 to $500 million	.700%
	$500 million to $1 billion	.650%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.70%
JNL/Franklin Templeton Income Fund[5]	$0 to $200 million	.600%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/Goldman Sachs 4 Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.25%
JNL/GQG Emerging Markets Equity Fund[6]	$0 to $1 billion	.870%
	$1 billion to $3 billion	.850%
	$3 billion to $5 billion	.825%
	Over $5 billion	.815%	.88%
JNL/Harris Oakmark Global Equity Fund[7]	$0 to $250 million	.670%
	$250 million to $1 billion	.635%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.66%
JNL/Invesco Diversified Dividend Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.52%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.50%
JNL/Invesco Small Cap Growth Fund[8]	$0 to $500 million	.650%
	$500 million to $1 billion	.630%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.63%
JNL/JPMorgan Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/JPMorgan Nasdaq Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.28%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2024
JNL/JPMorgan U.S. Value Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/Lazard International Quality Growth Fund[2]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.575%
	$3 billion to $5 billion	.565%
	Over $5 billion	.555%	.64%
JNL/Loomis Sayles Global Growth Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Dow Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2024
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.21%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	.10%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $1 billion	.175%
	$1 billion to $5 billion	.150%
	Over $5 billion	.140%	.15%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.55%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar SMID Moat Focus Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $500 million	.750%
	$500 million to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.75%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2024
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.49%
JNL/Newton Equity Income Fund[9]	$0 to $1 billion	.440%
	$1 billion to $3 billion	.390%
	$3 billion to $5 billion	.380%
	Over $5 billion	.370%	.41%
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	.39%
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.34%
JNL/PPM America Investment Grade Credit Fund	$0 to $1 billion	.375%
	$1 billion to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.37%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/T. Rowe Price Balanced Fund[10]	$0 to $500 million	.510%
	$500 million to $1 billion	.475%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.51%
JNL/T. Rowe Price Capital Appreciation Equity Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	$5 billion to $10 billion	.510%
	Over $10 billion	.500%	.52%
JNL/T. Rowe Price Growth Stock Fund	$0 to $150 million	.550%
	$150 million to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.43%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.580%
	Over $3 billion	.560%	.57%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	.31%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2024
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.47%
JNL/T. Rowe Price Value Fund	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	.47%
JNL/WCM China Quality Growth Fund	$0 to $1 billion	.850%
	$1 billion to $3 billion	.800%
	$3 billion to $5 billion	.790%
	Over $5 billion	.780%	.85%
JNL/WCM Focused International Equity Fund[11]	$0 to $500 million	.700%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.66%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/Western Asset Global Multi-Sector Bond Fund[12]	$0 to $1 billion	.500%
	$1 billion to $2 billion	.475%
	$2 billion to $3 billion	.450%
	$3 billion to $5 billion	.425%
	Over $5 billion	.400%	.51%
JNL/William Blair International Leaders Fund	$0 to $500 million	.525%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%
	Over $5 billion	.460%	.51%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.32%
JNL/WMC Equity Income Fund	$0 to $500 million	.440%
	$500 million to $1 billion	.430%
	Over $1 billion	.420%	.43%
JNL/WMC Global Real Estate Fund	$0 to $1 billion	.575%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.58%
JNL/WMC Value Fund	$0 to $300 million	.450%
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

[1]

Prior to April 29, 2024, for advisory fees, the range for $0 - $1 billion was 0.500%, the range for $1 billion - $3 billion was 0.450%, the range for $3 billion - $5 billion was 0.44% and for over $5 billion was 0.430%.

[2]

Prior to October 21, 2024, for advisory fees, the range for $0 - $1 billion was 0.650%, the range for $1 billion - $3 billion was 0.600%, the range for $3 billion - $5 billion was 0.590% and for over $5 billion was 0.580%.

[3]

On August 29, 2024, the Board approved that, effective April 28, 2025, for advisory fees, the range for $0 - $500 million will be 0.575%, the range for $500 million - $1 billion will be 0.550%, the range for $1 billion - $3 billion will be 0.470%, the range for $3 billion - $5 billion will be 0.460% and for over $5 billion will be 0.450%.

[4]

Prior to April 29, 2024, for advisory fees, the range for $0 - $500 million was 0.700%, the range for $500 million - $1 billion was 0.690%, the range for $1 billion - $3 billion was 0.630%, the range for $3 billion - $5 billion was 0.620% and for over $5 billion was 0.610%.

[5]

Prior to April 29, 2024, for advisory fees, the range for $0 - $100 million was 0.700%, the range for $100 million - $200 million was 0.650%, the range for $200 million - $500 million was 0.550%, the range for $500 million - $3 billion was 0.500%, the range for $3 billion - $5 billion was 0.490% and for over $5 billion was 0.480%.

[6]

Prior to April 29, 2024, for advisory fees, the range for $0 - $1 billion was 0.900%, the range for $1 billion - $3 billion was 0.875%, the range for $3 billion - $5 billion was 0.850% and for over $5 billion was 0.840%.

[7]

Prior to April 29, 2024, for advisory fees, the range for $0 - $250 million was 0.700%, the range for $250 million - $1 billion was 0.675%, the range for $1 billion - $3 billion was 0.650%, the range for $3 billion - $5 billion was 0.640% and for over $5 billion was 0.630%.

[8]

Prior to April 29, 2024, for advisory fees, the range for $0 - $1 billion was 0.660%, the range for $1 billion - $2 billion was 0.630%, the range for $2 billion - $3 billion was 0.610%, the range for $3 billion - $5 billion was 0.600% and for over $5 billion was 0.590%.

[9]

Prior to April 29, 2024, for advisory fees, the range for $0 - $1 billion was 0.450%, the range for $1 billion - $3 billion was 0.400%, the range for $3 billion - $5 billion was 0.390% and for over $5 billion was 0.380%.

[10]

Prior to April 29, 2024, for advisory fees, the range for $0 - $500 million was 0.530%, the range for $500 million - $1 billion was 0.475%, the range for $1 billion - $3 billion was 0.450%, the range for $3 billion - $5 billion was 0.440% and for over $5 billion was 0.430%.

[11]

On August 29, 2024, the Board approved that, effective April 28, 2025, for advisory fees, the range for $0 - $500 million will be 0.680%, the range for $500 million - $3 billion will be 0.630%, the range for $3 billion - $5 billion will be 0.620% and for over $5 billion will be 0.610%.

[12]

Prior to April 29, 2024, for advisory fees, the range for $0 - $500 million was 0.525%, the range for $500 million - $1 billion was 0.500%, the range for $1 billion - $2 billion was 0.475%, the range for $2 billion - $3 billion was 0.450%, the range for $3 billion - $5 billion was 0.425% and for over $5 billion was 0.400%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Funds’ Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee in an amount equivalent to the Acquired Funds Fees and Expenses (“AFFE”) attributable to JNL/JPMorgan Global Allocation Fund’s investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a “JPMorgan Underlying Fund”). The AFFE is the total annual fund operating expenses after fee waivers and/or expense reimbursements for each JPMorgan Underlying Fund. No advisory fees were waived pursuant to this agreement during the period. In the event advisory fees are waived in the future, none of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM has agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.300
JNL/American Funds Bond Fund of America Fund	0.200
JNL/American Funds Capital Income Builder Fund	0.250
JNL/American Funds Capital World Bond Fund	0.430
JNL/American Funds Global Growth Fund	0.400
JNL/American Funds Global Small Capitalization Fund[1]	0.470
JNL/American Funds Growth Fund[2]	0.430
JNL/American Funds Growth-Income Fund	0.300
JNL/American Funds International Fund	0.500
JNL/American Funds New World Fund	0.650
JNL/American Funds Washington Mutual Investors Fund	0.300
JNL/Mellon Bond Index Fund	0.070
JNL/Mellon Emerging Markets Index Fund	0.145
JNL/Mellon International Index Fund	0.095
JNL/Mellon S&P 400 MidCap Index Fund	0.080
JNL/Mellon Small Cap Index Fund	0.080
JNL Bond Index Fund	0.130
JNL Emerging Markets Index Fund	0.055
JNL International Index Fund	0.105
JNL Mid Cap Index Fund	0.120
JNL Small Cap Index Fund	0.120
JNL S&P 500 Index Fund	0.170
JNL/BlackRock Large Cap Select Growth Fund	0.050 on net assets between $0 - $500 million and 0.030 on net assets over $500 million

1 Prior to April 29, 2024, this contractual fee waiver was 0.460%.

2 Prior to April 29, 2024, this contractual fee waiver was 0.450%.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/JPMorgan Funds of Funds[1]	0.020 on net assets $0 - $500 million

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/ClearBridge Large Cap Growth Fund[2]	0.010 on net assets over $1.5 billion
JNL/DoubleLine Shiller Enhanced CAPE Fund[3]	0.025 on net assets $0 - $1 billion and 0.050 on assets over $1 billion
JNL/First Sentier Global Infrastructure Fund[2]	0.040 on net assets between $500 million - $1 billion and 0.020 on net assets over $1 billion
JNL/Franklin Templeton Income Fund[2]	0.100 on net assets between $0 - $100 million and 0.050 on net assets $100 million - $200 million
JNL/GQG Emerging Markets Equity Fund[2]	0.030 on net assets $0 - $1 billion and 0.025 on assets over $1 billion
JNL/Harris Oakmark Global Equity Fund[2]	0.030 on net assets $0 - $250 million and 0.040 on assets over $250 million
JNL/Invesco Small Cap Growth Fund[2]	0.010 on net assets between $0 - $500 million, 0.030 on net assets between $500 million and $1 billion and 0.020 on net assets between $1 billion and $2 billion
JNL/Newton Equity Income Fund[2]	0.010 on all net assets
JNL/T. Rowe Price Balanced Fund[2]	0.020 on net assets between $0 - $500 million
JNL/WCM Focused International Equity Fund[3]	0.020 on all net assets
JNL/Western Asset Global Multi-Sector Bond Fund[2]	0.025 on net assets between $0 - $500 million

1 Effective June 28, 2024 to October 21, 2024, the voluntary waiver was 0.050% on net assets $0 - $500 million.

2 Effective April 29, 2024, this voluntary waiver was converted to a contractual fee reduction.

3 Effective April 28, 2025, this voluntary waiver will be converted to a contractual fee reduction.

Administrative Fees

Fund	Assets	Administrative Fee
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Bond Fund of America Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Mellon Bond Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Emerging Markets Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon International Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 400 MidCap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Small Cap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Administrative Fee
JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Bond Index Fund	All Assets	None
JNL Emerging Markets Index Fund	All Assets	None
JNL International Index Fund	All Assets	None
JNL Mid Cap Index Fund	All Assets	None
JNL Small Cap Index Fund	All Assets	None
JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager U.S. Select Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/AB Sustainable Global Thematic Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Cohen & Steers U.S. Realty Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Administrative Fee
JNL/DoubleLine Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Dreyfus Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs 4 Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Harris Oakmark Global Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Nasdaq Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Lazard International Quality Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Dow Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon World Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Fund	Assets	Administrative Fee
JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar SMID Moat Focus Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Newton Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Investment Grade Credit Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Growth Stock Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WCM China Quality Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Western Asset Global Multi-Sector Bond Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/William Blair International Leaders Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
[1] The effective fee rate for these Funds is based on total net assets of the associated master fund.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DFA International Core Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/Morningstar U.S. Sustainability Index Fund, 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund, 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund and 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions. During the year ended December 31, 2024, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Invesco Global Growth Fund $7 and JNL/Invesco Small Cap Growth Fund $115.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”), and are reviewed by the Chief Compliance Officer and reported quarterly to the Board. Rule 17a-7 transactions are executed at current market price at the time of the transaction. Realized gain/(loss) (in thousands) on Rule 17a-7 transactions is included in Net realized gain (loss) on Investments - unaffiliated on the Statements of Operations. The following Funds have Rule 17a-7 transactions (in thousands) during the year ended December 31, 2024:

	Purchase of Securities($)	Proceeds from Sales of Securities($)	Realized Gain/Loss on Securities ($)
JNL Multi-Manager Emerging Markets Equity Fund	106	—	—
JNL/BlackRock Large Cap Select Growth Fund	5,528	—	—
JNL/MFS Mid Cap Value Fund	570	942	475
JNL/T. Rowe Price Balanced Fund	16	—	—
JNL/WMC Balanced Fund	—	11,063	(932)
JNL/WMC Equity Income Fund	2,105	118	11
JNL/WMC Global Real Estate Fund	350	28	(2)

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

For the year ended December 31, 2024, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Growth Allocation Fund	47	—	47	—
JNL Multi-Manager Alternative Fund	90	—	18	72
JNL Multi-Manager Mid Cap Fund	57	—	3	54
JNL Multi-Manager U.S. Select Equity Fund	21	—	—	21
JNL/AB Sustainable Global Thematic Fund	3	—	3	—
JNL/BlackRock Global Allocation Fund	1,267	71	1,196	—
JNL/BlackRock Global Natural Resources Fund	212	127	85	—
JNL/BlackRock Large Cap Select Growth Fund	108	44	64	—
JNL/ClearBridge Large Cap Growth Fund	18	—	—	18
JNL/DFA U.S. Core Equity Fund	(2)	—	—	(2)
JNL/First Sentier Global Infrastructure Fund	131	16	115	—
JNL/Franklin Templeton Income Fund	104	—	104	—
JNL/GQG Emerging Markets Equity Fund	343	59	171	113
JNL/Invesco Diversified Dividend Fund	214	58	156	—
JNL/Invesco Global Growth Fund	1,356	346	835	175
JNL/JPMorgan Global Allocation Fund	501	63	376	62
JNL/JPMorgan MidCap Growth Fund	(43)	—	—	(43)
JNL/Mellon World Index Fund	183	22	99	62
JNL/MFS Mid Cap Value Fund	77	—	77	—
JNL/Newton Equity Income Fund	352	—	—	352
JNL/RAFI Multi-Factor U.S. Equity Fund	(7)	—	—	(7)
JNL/T. Rowe Price Balanced Fund	230	30	159	41
JNL/T. Rowe Price Capital Appreciation Fund	(17)	—	—	(17)
JNL/T. Rowe Price Growth Stock Fund	98	—	101	(3)
JNL/T. Rowe Price Mid-Cap Growth Fund	1	—	—	1
JNL/T. Rowe Price Value Fund	207	23	184	—
JNL/WMC Balanced Fund	204	203	1	—
JNL/WMC Equity Income Fund	159	87	72	—
JNL/WMC Global Real Estate Fund	181	44	78	59
JNL/WMC Value Fund	46	—	—	46

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with lender banks. The Funds, with the exception of JNL/Dreyfus Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $180,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL Multi-Manager Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated pro-rata based on the allocated commitment as well as the Participating Funds’ total net assets. During the year, the Participating Funds, with the exception of the JNL/Mellon Feeder Funds, paid an annual administration fee to JPM Chase which is allocated based on the weighted average of net assets. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/Dreyfus Government Money Market Fund, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 10. FUND ACQUISITIONS AND REORGANIZATIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to the acquisition completed after the close of business on October 18, 2024. The acquisition was completed by a tax-free exchange of Class A and Class I shares for the acquired and acquiring Fund indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Fund's shareholders. The purpose of the acquisition was to combine Funds with similar investment objectives and strategies. Costs and expenses associated with the reorganization relating to the solicitation of any proxies, including preparing, filing, printing, and mailing of any proxy statement, prospectus, and/or related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended, of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinions, and obtaining consents of an independent registered public accounting firm were borne by JNAM. Shares were issued at NAV based on the fair value of the assets received by the acquiring Fund. The cost basis of the investments received from the acquired Fund was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL Multi-Manager U.S. Select Equity Fund
Class A	Class A	6,226	911	2	—	396
Class I	Class I	—	—	812,274	51,350	—

Immediately prior to the reorganization, the cost, fair value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Fund was as follows. Cost of Investments is included in Purchases of securities on the Statements of Changes in Net Assets.

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Baillie Gifford U.S. Equity Growth Fund	—	14	14

Assuming the acquisition had been completed on January 1, 2024, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the year ended December 31, 2024, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL Multi-Manager U.S. Select Equity Fund	2,486	126,863	72,685	202,034

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed after the close of business on October 18, 2024, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund in the acquiring Fund’s Statement of Operations.

NOTE 11. INCOME TAX MATTERS

The Funds listed below are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

JNL/American Funds Balanced Fund	JNL/Goldman Sachs 4 Fund
JNL/American Funds Bond Fund of America Fund	JNL/GQG Emerging Markets Equity Fund
JNL/American Funds Capital Income Builder Fund	JNL/Invesco Diversified Dividend Fund
JNL/American Funds Capital World Bond Fund	JNL/Invesco Global Growth Fund
JNL/American Funds Global Growth Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan Global Allocation Fund
JNL/American Funds Growth Fund	JNL/JPMorgan Hedged Equity Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds International Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
JNL/American Funds New World Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Washington Mutual Investors Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon Bond Index Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon International Index Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Small Cap Index Fund	JNL/Mellon Dow Index Fund
JNL Aggressive Growth Allocation Fund	JNL/Mellon Emerging Markets Index Fund
JNL Conservative Allocation Fund	JNL/Mellon Energy Sector Fund
JNL Emerging Markets Index Fund	JNL/Mellon Financial Sector Fund
JNL Growth Allocation Fund	JNL/Mellon Healthcare Sector Fund
JNL Moderate Allocation Fund	JNL/Mellon Industrials Sector Fund
JNL Moderate Growth Allocation Fund	JNL/Mellon Information Technology Sector Fund
JNL/JPMorgan Managed Aggressive Growth Fund	JNL/Mellon Materials Sector Fund
JNL/JPMorgan Managed Conservative Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/JPMorgan Managed Growth Fund	JNL/Mellon Real Estate Sector Fund
JNL/JPMorgan Managed Moderate Fund	JNL/Mellon S&P 500 Index Fund
JNL/JPMorgan Managed Moderate Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/American Funds Growth Allocation Fund	JNL/Mellon Utilities Sector Fund
JNL/American Funds Moderate Allocation Fund	JNL/Mellon World Index Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/MFS Mid Cap Value Fund

JNL Series Trust

Notes to Financial Statements

December 31, 2024

JNL/Vanguard Growth ETF Allocation Fund	JNL/Morningstar SMID Moat Focus Index Fund
JNL/Vanguard Moderate ETF Allocation Fund	JNL/Morningstar U.S. Sustainability Index Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL Bond Index Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
JNL Mid Cap Index Fund	JNL/Neuberger Berman Strategic Income Fund
JNL Multi-Manager Alternative Fund	JNL/Newton Equity Income Fund
JNL Multi-Manager Floating Rate Income Fund	JNL/PIMCO Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PIMCO Real Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PPM America Investment Grade Credit Fund
JNL Multi-Manager U.S. Select Equity Fund	JNL/PPM America High Yield Bond Fund
JNL S&P 500 Index Fund	JNL/PPM America Total Return Fund
JNL Small Cap Index Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
JNL/AB Sustainable Global Thematic Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/T. Rowe Price Balanced Fund
JNL/BlackRock Global Allocation Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund
JNL/BlackRock Global Natural Resources Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/T. Rowe Price Growth Stock Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DFA U.S. Small Cap Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/DoubleLine Core Fixed Income Fund	JNL/T. Rowe Price Value Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/Westchester Capital Event Driven Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/WMC Balanced Fund
JNL/DoubleLine Total Return Fund	JNL/WMC Equity Income Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/WMC Global Real Estate Fund
JNL/First Sentier Global Infrastructure Fund	JNL/WMC Value Fund
JNL/Franklin Templeton Income Fund

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. Each of these Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Total Distributable Earnings (Loss)($)	Paid-in Capital($)
JNL/Baillie Gifford International Growth Fund	2,374	(2,374)
JNL/Harris Oakmark Global Equity Fund	(116,271)	116,271
JNL/Loomis Sayles Global Growth Fund	1,118	(1,118)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	(1,512)	1,512
JNL/WCM China Quality Growth Fund	(120)	120
JNL/Western Asset Global Multi-Sector Bond Fund	(19,885)	19,885

At December 31, 2024, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

JNL Series Trust

Notes to Financial Statements

December 31, 2024

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL Multi-Manager Emerging Markets Equity Fund	30,317	55,266	85,583
JNL Multi-Manager International Small Cap Fund	32,320	71,064	103,384
JNL/Baillie Gifford International Growth Fund	10,089	342,461	352,550
JNL/Cohen & Steers U.S. Realty Fund	902	19,149	20,051
JNL/DFA International Core Equity Fund	7,648	2,635	10,283
JNL/Loomis Sayles Global Growth Fund	2,813	—	2,813
JNL/Lord Abbett Short Duration Income Fund	17,250	36,277	53,527
JNL/WCM China Quality Growth Fund	235	1,435	1,670
JNL/Western Asset Global Multi-Sector Bond Fund	85,058	144,091	229,149
JNL/William Blair International Leaders Fund	30,715	—	30,715

At December 31, 2024, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October, 31, 2024 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2025:

Amount($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	52
JNL/WCM China Quality Growth Fund	167

As of December 31, 2024, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Growth ETF Allocation Fund	327,913	47,146	(7,040)	40,106
JNL Moderate ETF Allocation Fund	198,661	9,262	(8,810)	452
JNL Moderate Growth ETF Allocation Fund	300,522	33,579	(11,810)	21,769
JNL International Index Fund	1,844,867	453,463	(225,312)	228,151
JNL Multi-Manager Emerging Markets Equity Fund	1,116,931	125,644	(119,301)	6,343
JNL Multi-Manager International Small Cap Fund	658,464	81,508	(84,463)	(2,955)
JNL/Baillie Gifford International Growth Fund	731,145	155,408	(206,876)	(51,468)
JNL/Causeway International Value Select Fund	1,923,914	213,552	(199,903)	13,649
JNL/Cohen & Steers U.S. Realty Fund	103,956	2,707	(9,736)	(7,029)
JNL/DFA International Core Equity Fund	308,797	49,072	(29,698)	19,374
JNL/Dreyfus Government Money Market Fund	2,640,836	28	(28)	—
JNL/Harris Oakmark Global Equity Fund	461,446	44,966	(53,644)	(8,678)
JNL/Lazard International Quality Growth Fund	487,420	14,907	(34,210)	(19,303)
JNL/Loomis Sayles Global Growth Fund	528,816	259,925	(38,291)	221,634
JNL/Lord Abbett Short Duration Income Fund	663,283	4,045	(3,370)	675
JNL/Morningstar PitchBook Listed Private Equity Index Fund	15,632	1,326	(441)	885
JNL/Morningstar Wide Moat Index Fund	1,281,245	97,251	(73,908)	23,343
JNL/WCM China Quality Growth Fund	5,476	522	(298)	224
JNL/WCM Focused International Equity Fund	1,483,422	322,229	(41,940)	280,289
JNL/Western Asset Global Multi-Sector Bond Fund	359,153	5,143	(14,710)	(9,567)
JNL/William Blair International Leaders Fund	941,921	90,483	(52,448)	38,035

As of December 31, 2024, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL International Index Fund
Futures/Futures Options Contracts	(145)	82	(28)	54
Forward Foreign Currency Contracts	(369)	23	(22)	1
JNL Multi-Manager International Small Cap Fund
Forward Foreign Currency Contracts	2	—	—	—
JNL/Baillie Gifford International Growth Fund
Forward Foreign Currency Contracts	(1)	—	—	—
JNL/Causeway International Value Select Fund
Forward Foreign Currency Contracts	(5)	—	—	—
JNL/DFA International Core Equity Fund
Futures/Futures Options Contracts	(12)	—	—	—
JNL/Harris Oakmark Global Equity Fund
Forward Foreign Currency Contracts	1	—	—	—
JNL/Loomis Sayles Global Growth Fund
Forward Foreign Currency Contracts	(5)	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	260	—	—	—
JNL/Morningstar Wide Moat Index Fund

JNL Series Trust

Notes to Financial Statements

December 31, 2024

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
Futures/Futures Options Contracts	(35)	—	—	—
JNL/Western Asset Global Multi-Sector Bond Fund
Futures/Futures Options Contracts	(354)	—	—	—
Forward Foreign Currency Contracts	3,164	1,065	(951)	114

As of December 31, 2024, for Funds treated as RICs, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL Growth ETF Allocation Fund	8,045	27,123	40,094	—
JNL Moderate ETF Allocation Fund	5,232	7,412	445	—
JNL Moderate Growth ETF Allocation Fund	8,516	22,269	21,755	—
JNL International Index Fund	69,026	47,237	227,607	—
JNL Multi-Manager Emerging Markets Equity Fund	11,219	—	3,452	(85,583)
JNL Multi-Manager International Small Cap Fund	16,342	—	(4,610)	(103,385)
JNL/Baillie Gifford International Growth Fund	—	—	(51,514)	(352,550)
JNL/Causeway International Value Select Fund	71,890	153,537	13,439	—
JNL/Cohen & Steers U.S. Realty Fund	3,028	—	(7,046)	(20,051)
JNL/DFA International Core Equity Fund	8,245	—	19,347	(10,283)
JNL/Dreyfus Government Money Market Fund	9,453	—	(9,309)	—
JNL/Harris Oakmark Global Equity Fund	—	—	(8,866)	—
JNL/Lazard International Quality Growth Fund	7,945	45,820	(19,325)	—
JNL/Loomis Sayles Global Growth Fund	—	57,429	221,548	(2,813)
JNL/Lord Abbett Short Duration Income Fund	32,845	—	663	(53,527)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	—	834	—
JNL/Morningstar Wide Moat Index Fund	90,813	127,742	23,316	—
JNL/WCM China Quality Growth Fund	—	—	55	(1,670)
JNL/WCM Focused International Equity Fund	24,365	110,832	280,179	—
JNL/Western Asset Global Multi-Sector Bond Fund	—	—	(10,373)	(229,149)
JNL/William Blair International Leaders Fund	6,942	—	37,411	(30,715)

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for certain tax basis adjustments.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds' fiscal year ended December 31, 2024 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL Growth ETF Allocation Fund	6,370	2,154	—
JNL Moderate ETF Allocation Fund	5,029	—	—
JNL Moderate Growth ETF Allocation Fund	7,259	1,932	—
JNL International Index Fund	79,461	8,590	—
JNL Multi-Manager Emerging Markets Equity Fund	14,487	—	—
JNL Multi-Manager International Small Cap Fund	25,697	—	—
JNL/Causeway International Value Select Fund	70,464	113,662	—
JNL/Cohen & Steers U.S. Realty Fund	5,104	—	—
JNL/DFA International Core Equity Fund	7,627	—	—
JNL/Dreyfus Government Money Market Fund	134,787	—	—
JNL/Harris Oakmark Global Equity Fund	13,128	26,145	—
JNL/Lazard International Quality Growth Fund	15,499	—	—
JNL/Loomis Sayles Global Growth Fund	1,102	14,910	—
JNL/Lord Abbett Short Duration Income Fund	42,205	—	—
JNL/Morningstar Wide Moat Index Fund	110,551	—	—
JNL/WCM Focused International Equity Fund	2,439	41,815	—
JNL/Western Asset Global Multi-Sector Bond Fund	18,351	—	—
JNL/William Blair International Leaders Fund	4,766	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Funds related to net capital gains to zero for the fiscal year ended December 31, 2024.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2023 was as follows:

JNL Series Trust

Notes to Financial Statements

December 31, 2024

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Growth ETF Allocation Fund	5,888	4,675	—
JNL Moderate ETF Allocation Fund	4,599	—	—
JNL Moderate Growth ETF Allocation Fund	6,727	6,034	—
JNL International Index Fund	63,488	—	—
JNL Multi-Manager Emerging Markets Equity Fund	14,161	—	—
JNL Multi-Manager International Small Cap Fund	18,055	—	—
JNL/Causeway International Value Select Fund	28,691	—	—
JNL/Cohen & Steers U.S. Realty Fund	4,653	—	—
JNL/DFA International Core Equity Fund	5,215	—	—
JNL/Dreyfus Government Money Market Fund	130,223	—	—
JNL/Harris Oakmark Global Equity Fund	11,608	6,680	—
JNL/Lazard International Quality Growth Fund	6,810	—	—
JNL/Loomis Sayles Global Growth Fund	921	21,800	—
JNL/Lord Abbett Short Duration Income Fund	22,423	—	—
JNL/Morningstar Wide Moat Index Fund	10,823	49,964	—
JNL/WCM Focused International Equity Fund	—	205,016	—
JNL/William Blair International Leaders Fund	240	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Funds file U.S. federal and various state and local tax returns. A Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Funds’ tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2024.

NOTE 12. SEGMENT REPORTING

In this reporting period, the Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The intent of ASU 2023-07 is to improve reportable segment disclosures. Adoption of this standard impacted financial statement disclosures only and had no impact on the Funds’ financial position or their results of operations. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”), and for which discrete financial information is available.

The Funds’ President and Chief Executive Officer is the Funds’ CODM. The Funds operate as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Fund. The CODM manages the allocation of resources in accordance with each Funds’ objective and the terms of their prospectus and evaluates total return of the Funds versus their comparative benchmarks. The Adviser or Sub-Adviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition is consistent with that presented within each Funds’ financial statements and financial highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as Total Assets and significant segment expenses are listed on the accompanying Statement of Operations.

NOTE 13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
JNL Series Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Funds listed in the Appendix, each a series within JNL Series Trust (the Funds), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year or period then ended listed in the Appendix, the statement of cash flows with respect to JNL/PIMCO Real Return Fund for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year or period then ended listed in the Appendix, JNL/PIMCO Real Return Fund’s cash flows for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with custodians, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
February 24, 2025

Appendix

Statements of operations for the year ended December 31, 2024;

Statements of changes in net assets for each of the years in the two- year period ended December 31, 2024;

JNL/DFA U.S. Core Equity Fund
JNL/DFA International Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL/Mellon Communication Services Sector Fund
JNL Multi-Manager Mid Cap Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon World Index Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon DowSM Index Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/Mellon Utilities Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/BlackRock Global Natural Resources Fund
JNL/AQR Large Cap Defensive Style Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Invesco Diversified Dividend Fund
JNL/GQG Emerging Markets Equity Fund
JNL/Causeway International Value Select Fund
JNL/Morningstar Wide Moat Index Fund
JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/PIMCO Income Fund
JNL/Cohen & Steers U.S. Realty Fund
JNL/Loomis Sayles Global Growth Fund
JNL/JPMorgan Hedged Equity Fund
JNL/WMC Value Fund
JNL/American Funds Balanced Fund

JNL Multi-Manager Emerging Markets Equity Fund

JNL/WMC Balanced Fund
JNL/Dreyfus Government Money Market Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/T. Rowe Price Growth Stock Fund
JNL/William Blair International Leaders Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/Invesco Global Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/Mellon International Index Fund
JNL/Mellon Bond Index Fund
JNL/Mellon S&P 500 Index Fund
JNL/Mellon Small Cap Index Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Nasdaq® 100 Index Fund
JNL/Morningstar U.S. Sustainability Index Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/WMC Global Real Estate Fund
JNL Multi-Manager Small Cap Value Fund
JNL/JPMorgan U.S. Value Fund
JNL/Western Asset Global Multi-Sector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/MFS Mid Cap Value Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/Mellon Emerging Markets Index Fund
JNL S&P 500 Index Fund
JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price U.S. High Yield Fund
JNL Multi-Manager Alternative Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Westchester Capital Event Driven Fund
JNL Multi-Manager International Small Cap Fund
JNL/AB Sustainable Global Thematic Fund
JNL/WCM China Quality Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Neuberger Berman Gold Plus Strategy Fund

JNL/JPMorgan Managed Moderate Growth Fund

JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Moderate Fund
JNL Aggressive Growth Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Growth Allocation Fund
JNL/Goldman Sachs 4 Fund
JNL/T. Rowe Price Balanced Fund
JNL Multi-Manager U.S. Select Equity Fund
JNL/WMC Equity Income Fund
JNL/Baillie Gifford International Growth Fund
JNL/Mellon U.S. Stock Market Index Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Lord Abbett Short Duration Income Fund
JNL Multi-Manager Floating Rate Income Fund
JNL/American Funds Growth Fund
JNL Moderate Allocation Fund
JNL Conservative Allocation Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Growth ETF Allocation Fund
JNL/Newton Equity Income Fund
JNL/Lazard International Quality Growth Fund
JNL/DoubleLine® Total Return Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/WCM Focused International Equity Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/PPM America Total Return Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds Washington Mutual Investors Fund
JNL/American Funds New World Fund
JNL/American Funds Capital World Bond Fund

JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Bond Fund of America Fund
JNL/BlackRock Global Allocation Fund
JNL/First Sentier Global Infrastructure Fund
JNL Mid Cap Index Fund
JNL Small Cap Index Fund
JNL Bond Index Fund
JNL International Index Fund
JNL Emerging Markets Index Fund
JNL/PIMCO Real Return Fund

Statements of operations and changes in net assets for the period from October 21, 2024 (commencement of operations) through December 31, 2024:

JNL/JPMorgan Nasdaq® Hedged Equity Fund
JNL/T. Rowe Price Capital Appreciation Equity Fund
JNL/American Funds Moderate Allocation Fund

Statements of operations and changes in net assets for the period from April 29, 2024 (commencement of operations) through December 31, 2024:

JNL/Morningstar SMID Moat Focus Index Fund
JNL/PPM America Investment Grade Credit Fund

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2024

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2024, are available without charge (1) by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Item 8: Changes in and Disagreements with Accountants:

Not Applicable

Item 9: Matters Submitted for Shareholder Vote:

On September 18, 2024, a special meeting of shareholders of the JNL/Baillie Gifford U.S. Equity Growth Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Baillie Gifford U.S. Equity Growth Fund into the JNL Multi-Manager U.S. Select Equity Fund, also a series of the Trust.	6,168,436.299	12,107.047	0	6,180,543.346

On October 10, 2024, a special meeting of shareholders of the JNL Multi-Manager Emerging Markets Equity Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve an amended fundamental policy regarding industry concentration.	87,897,993.735	2,091,554.774	5,696,875.927	95,686,424.436

Item 10: Remuneration Paid to Directors, Officers and Others of JNL Series Trust (“Trust”)

The interested Trustee, the Officers of the Trust, and the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for their services as such for the 12-month period ended December 31, 2024:

	Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
	Eric O. Anyah	$379,610	$0	$0	$385,000	[2]
	Michael Bouchard	$354,960	$0	$0	$360,000	[3]
	Ellen Carnahan	$379,610	$0	$0	$385,000
	John Gillespie	$379,610	$0	$0	$385,000
	William R. Rybak	$354,960	$0	$0	$360,000
	Mark S. Wehrle	$384,540	$0	$0	$390,000
	Edward Wood	$458,490	$0	$0	$465,000	[4]
	Patricia Woodworth	$354,960	$0	$0	$360,000
[1]

The fees paid to the Independent Trustees are paid for combined service on the Boards of the JNL Series Trust, JNL Investors Series Trust, Jackson Credit Opportunities Fund, and Jackson Real Assets Fund (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $3,090,000.

[2]	Amount includes $385,000 deferred by Mr. Anyah.
[3]	Amount includes $18,000 deferred by Mr. Bouchard.
[4]	Amount includes $139,500 deferred by Mr. Wood.

The Statement of Additional Information includes additional information about the Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract:

JNL SERIES TRUST

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (each a “Fund,” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the Funds’ advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), unitary fee agreement for its master funds (“Master Fund Advisory Agreement”), and sub-advisory agreements (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”) with the Funds’ respective investment sub-advisers (“Sub-Adviser(s)”), including certain sub-sub-advisers.

At meetings held on May 30-31, 2024, and August 28-29, 2024, the Board, including all of the trustees who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the continuation of the Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions, and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2025.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Advisers and the terms of the Agreements. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreements and each Fund’s investment advisory fee. Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services provided by JNAM, including, but not limited to, its oversight of the Sub-Advisers pursuant to the Advisory Agreement and its recommendations on an ongoing basis as to the hiring or removal of Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM is responsible for screening and recommending new Sub-Advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds, and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds, and responsibilities of JNAM’s and the Sub-Advisers’ portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the investment performance of each Fund as described in quarterly reports prepared by management. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the performance of each Fund, including how the Fund’s gross performance (unless otherwise noted) compared to the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”). For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group. This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. With respect to these peer groups and custom peer groups, the Board further considered that comparison to these groups provides a helpful way to measure the Funds’ performance, but noted that peer universes are constantly evolving, and, as such, the Funds’ peer groups and, where applicable, custom peer groups, may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2023 (unless otherwise noted). When available, the Board considered one-, three-, five-, and ten-year performance.

JNL Aggressive Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark for the one-year period ended December 31, 2023, though the Fund underperformed its benchmark for the other periods and its custom peer group for all periods. The Board considered management’s representation that the Fund has performed in accordance with its diverse construction across style and asset class, which may lead to less favorable comparisons against the custom peer group during periods of high performance in the U.S. mega cap sector, and that management is taking steps to mitigate this active risk. The Board also considered that the Fund outperformed its benchmark for the first quarter of 2024 and for the one-year period ended March 31, 2024. The Board further considered that the Fund outperformed its benchmark in three of the last five calendar years. The Board considered that the Fund has reduced exposure to its low conviction managers in the last year. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/AB Sustainable Global Thematic Fund. The Board considered that the Fund underperformed its peer group and benchmark for the one-year period. The Board noted that the Fund commenced operations in April 2022 and had only one calendar year of performance data as of December 31, 2023. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/American Funds Balanced Fund. The Board considered that the Fund outperformed its peer group for the three- and five-year periods and its blended benchmark for the three-year period, though it underperformed its blended benchmark and peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Bond Fund of America Fund. The Board considered that the Fund outperformed its benchmark and peer group for the calendar year 2022 and since-inception period (ranking in the 21st and 25th percentiles, respectively), although it underperformed its benchmark and peer group for the calendar year 2023. The Board also considered that the Fund outperformed its benchmark for the first quarter of 2024. The Board further noted that the Fund commenced operations in April 2021 and only had two calendar years of performance data as of December 31, 2023. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Capital Income Builder Fund. The Board considered that the Fund outperformed its blended benchmark for the three-year period and its peer group for the three- and five-year periods, though it underperformed its blended benchmark for the one- and five-year periods and its peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Capital World Bond Fund. The Board considered that the Fund outperformed its benchmark for all periods and its custom peer group for the one-year period, though it underperformed its custom peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds® Global Growth Fund. The Board considered that the Fund outperformed its peer group for the three- and five-year periods and its benchmark for the one-, five-, and ten-year periods, though it underperformed its benchmark for the three-year period and its peer group for the one- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Global Small Capitalization Fund. The Board considered that the Fund outperformed its benchmark for the one-, five- and ten-year periods, though it underperformed its benchmark for the three-year period and its peer group for all periods. The Board also took into account that the Fund outperformed its benchmark in three of the last six calendar years. The Board also considered management’s assertion that the Fund exhibits a growth style bias relative to the benchmark and most of its peers, and when compared to a smaller group of peers that exhibit the same bias, the Fund has delivered average returns. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one-, five-, and ten-year periods, though it underperformed its benchmark and custom peer group for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds® Growth Fund. The Board considered that the Fund outperformed its peer group for three-, five-, and ten-year periods and its benchmark for the one-, five-, and ten-year periods, though it underperformed its peer group for the one-year period and its benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth-Income Fund. The Board that the Fund outperformed its benchmark for the one-year period and its peer group for the one- and three-year periods, though it underperformed its benchmark and peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds International Fund. The Board considered that the Fund outperformed its benchmark for the one-year and ten-year periods, though the Fund underperformed its benchmark for the other periods and its peer group for all periods ended December 31, 2023. The Board also considered that the Fund outperformed its benchmark in the first quarter of 2024 and outperformed its peer group in the second quarter of 2024. The Board further took into account that the Fund outperformed its benchmark in three of the last six calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Moderate Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark for the one-, five-, and ten-year periods and its custom peer group for the five- and ten-year periods, though it underperformed its benchmark for the three-year period and its custom peer group for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds New World Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, five-, and ten-year periods, though it underperformed its benchmark for those same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds® Washington Mutual Investors Fund. The Board considered that the Fund outperformed its benchmark for the three-year period and its peer group for all periods, though it underperformed its benchmark for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/AQR Large Cap Defensive Style Fund. The Board considered that, while the Fund underperformed its benchmark and peer group for all periods, it outperformed its benchmark and peer group for the calendar year 2022, ranking in the 6th percentile. The Board considered management’s representation that the Fund has performed in accordance with its “defensive” style, i.e., to outperform when equity markets draw down while participating in them during periods of broadly rising markets. In accordance with its defensive construction, this may lead to underperformance during periods of unusually high market concentration such as 2021 and 2023, but overperformance in down markets such as 2022. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Baillie Gifford International Growth Fund. The Board considered that, while the Fund underperformed its benchmark and peer group for all periods ended December 31, 2023, it outperformed its benchmark for the fourth quarter of 2023 and the first quarter of 2024. The Board further noted that, effective April 2021, the Sub-Adviser was replaced with a new Sub-Adviser so that the long-term performance of the Fund is not attributable solely to its current Sub-Adviser. In light of this and the Fund’s recent better performance, the Board concluded it would be prudent to allow the Sub-Adviser more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Baillie Gifford U.S. Equity Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period. The Board noted that the Fund commenced operations in April 2021 and only had two calendar years of performance data as of December 31, 2023. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Allocation Fund and JNL/T. Rowe Price Value Fund. The Board considered that each Fund outperformed its benchmark for the five- and ten-year periods and its peer group for the one-, five-, and ten-year periods, though each Fund underperformed its benchmark for the one- and three-year periods and its peer group for the three-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Natural Resources Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three- and five-year periods, though it underperformed its benchmark and peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Large Cap Select Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and ten-year periods, though it underperformed its benchmark and peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, and JNL Mid Cap Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund underperformed its benchmark for the one-year period. The Board noted that each Fund commenced operations in April 2021 and had only two calendar years of performance data as of December 31, 2023. The Board noted, therefore, that it would be prudent to allow each team more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Master Fund Advisory Agreements.

JNL/Causeway International Value Select Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Total Return Fund, and JNL/T. Rowe Price Capital Appreciation Fund. The Board considered that each Fund outperformed its benchmark and peer group for the one-, three-, five-, and ten-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/ClearBridge Large Cap Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and three-year periods, though it underperformed its benchmark and peer group for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Cohen & Steers U.S. Realty Fund (formerly, JNL/Heitman U.S. Focused Real Estate Fund). The Board considered that the Fund outperformed its benchmark for the three- and five-year periods, although it underperformed its benchmark for the one-year period and its peer group for all periods. The Board also took into account that the Fund outperformed its benchmark and peer group for the calendar years 2022, 2021 and 2020 (ranking in the 38th, 20th and 50th percentiles, respectively). The Board further noted that Cohen & Steers will be taking over as Sub-Adviser of the Fund, effective October 21, 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL Conservative Allocation Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one-, three-, and five-year periods and equaled its benchmark for the ten-year period, though it underperformed its custom peer group for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/DFA International Core Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three-year period, though it underperformed its benchmark and peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Core Equity Fund. The Board considered that the Fund outperformed its peer group for the three-year period (ranking in the 33rd percentile) and its benchmark for the three- and five-year periods, though it underperformed its benchmark and peer group for the other periods. The Board further noted that the Fund outperformed its benchmark and peer group in two of the last three calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Small Cap Fund. The Board considered that the Fund outperformed its benchmark for the three-, five-, and ten-year periods and its peer group for all periods, though it underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Core Fixed Income Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods and its peer group for the three-year period, though it underperformed its peer group for the one-, five-, and ten-year periods. The Board further noted that the Fund outperformed its benchmark in four of the last six calendar years and outperformed its peer group in three of the last six calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Emerging Markets Fixed Income Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods ended December 31, 2023, and its peer group for the three-year period, though it underperformed its peer group for the one- and five-year periods. The Board also considered that the Fund outperformed its benchmark and peer group median in three of the last six calendar years. The Board further considered that the Fund outperformed its benchmark for the first quarter of 2024 and ranked in the 20th percentile of its peer group. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Board considered that the Fund outperformed its benchmark for the one-year period and its peer group for the one- and five-year periods (ranking in the 2nd and 17th percentiles of peers, respectively), though it underperformed its benchmark for the three- and five-year periods and its peer group for the three-year period. The Board further noted that the Fund outperformed its peer group in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of its strong recent performance.

JNL/DoubleLine® Total Return Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and ten-year periods and its peer group for the one- and ten-year periods. The Board also considered that the Fund equaled its peer group for the three-year period, though it underperformed its peer group and benchmark for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Dreyfus Government Money Market Fund (formerly JNL/WMC Government Money Market Fund). The Board considered that the Fund outperformed its benchmark for all periods and its peer group for the one- and ten-year periods, though it equaled its peer group for the three-year period and underperformed its peer group for the five-year period. The Board noted that the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The Board took into account that it has previously approved a Sub-Adviser replacement for this Fund effective on or about October 21, 2024. In light of the upcoming changes, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Fidelity Institutional Asset Management® Total Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods and its peer group for the one-, three-, and five-year periods, though it underperformed its peer group for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/First Sentier Global Infrastructure Fund. The Board observed that the Fund outperformed its benchmark for the five-year period ended December 31, 2023, though it underperformed its benchmark for the one- and three-year periods and underperformed its peer group for all periods. The Board also considered that it outperformed its peer group in the calendar year 2022 (ranking in the 11th percentile) and that it performed in-line with its peer group in the first quarter of 2024. The Board considered the manager’s assertion that the Fund’s peer group is relatively small, making its peer group comparisons more limited and volatile than such comparisons for more traditional equity asset class funds. The Board further considered that the Fund outperformed its benchmark in three of the last five calendar years and in each rolling five-year period over the last decade. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund outperformed its custom peer group for the three-, five-, and ten-year periods, though it underperformed its custom peer group for the one-year period and its blended benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs 4 Fund. The Board considered that the Fund outperformed its benchmark for the three-year period and its peer group for the one-, three-, and five-year periods, though it underperformed its benchmark for the one-, five-, and ten-year periods and its peer group for the ten-year period. The Board noted that the Fund changed from having two Sub-Advisers to one Sub-Adviser effective November 14, 2022. The Board further considered that because the Fund changed its principal investment strategy effective April 2021, it would be prudent to allow the team more time to develop its performance record with the Fund under its current principal investment strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/GQG Emerging Markets Equity Fund, JNL/JPMorgan Hedged Equity Fund, JNL Multi-Manager International Small Cap Fund, and JNL/Neuberger Berman Commodity Strategy Fund. The Board considered that each Fund outperformed its benchmark and peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark for the one-year period ended December 31, 2023, though it underperformed its benchmark for the other periods and its custom peer group for all periods. The Board considered management’s representation that the Fund has performed in accordance with its diverse construction across style and asset class, which may lead to less favorable comparisons against the custom peer group during periods of high performance in the U.S. mega cap sector, and that management is taking steps to mitigate this active risk. The Board also considered that the Fund outperformed its benchmark for the first quarter of 2024 and for the one-year period ended March 31, 2024. The Board further considered that the Fund outperformed its benchmark in three of the last five calendar years. The Board considered that the Fund has reduced exposure to its low conviction managers in the last year. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL Growth ETF Allocation Fund (formerly, JNL iShares Tactical Growth Fund). The Board considered that the Fund outperformed its benchmark for the three-, five-, and ten-year periods and its custom peer group for the ten-year period, though the Fund underperformed its benchmark for the one-year period and its custom peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Harris Oakmark Global Equity Fund. The Board considered that the Fund outperformed its peer group for the one- and five-year periods, though it underperformed its peer group for the three-year period and its benchmark for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Diversified Dividend Fund. The Board considered that, while the Fund underperformed its benchmark and peer group for the one-, three-, and five-year periods, it outperformed its benchmark and peer group in calendar year 2022, ranking in the 18th percentile. The Board also considered the impact of the Fund’s mandate of investing only in dividend-paying stocks. Many of the Fund’s peers have more flexible mandates that permit investment in non-dividend-paying stocks which are also included in the Fund’s benchmark. In 2023, this difference explained most of the Fund’s underperformance. The Board further noted the Fund’s recent transition to a new lead portfolio manager in March 2021 and process changes made by the portfolio manager. The Board concluded to give the new lead portfolio manager more time to develop a performance record in different market environments. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Global Growth Fund. The Board considered that the Fund outperformed its blended benchmark for the one-, five-, and ten-year periods and its peer group for the one- and three-year periods, though it underperformed its blended benchmark for the three-year period and peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Small Cap Growth Fund. The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods, though it underperformed its benchmark for the other periods and peer group for all periods ended December 31, 2023. The Board considered recent changes made to the Sub-Adviser’s investment process and the resulting improved performance, such that the Fund outperformed its benchmark and peer group for the first quarter of 2024, ranking in the 23rd percentile. The Board concluded that it would be advisable to give the revised investment process time to establish a track record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Global Allocation Fund. The Board considered that the Fund outperformed its peer group for the one-year period, though it underperformed its peer group for the other periods and its blended benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of its improving performance against its peer group.

JNL/JPMorgan Managed Aggressive Growth Fund (formerly, JNL/Goldman Sachs Managed Aggressive Growth Fund). The Board considered that the Fund outperformed its blended benchmark for the one-year period and its custom peer group for the one-, five-, and ten-year periods, though it underperformed its blended benchmark for the three-, five- and ten-year periods and its custom peer group for the three-year period. The Board further noted that the Fund will undergo a change in Sub-Adviser and an investment strategy change in October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/JPMorgan Managed Conservative Fund (formerly JNL/Goldman Sachs Managed Conservative Fund). The Board considered that the Fund outperformed its custom peer group for the one-year period, though it underperformed its custom peer group for the three-, five-, and ten-year periods and its blended benchmark for all periods. The Board further noted that the Fund will undergo a change in Sub-Adviser and an investment strategy change in October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/JPMorgan Managed Growth Fund (formerly, JNL/Goldman Sachs Managed Growth Fund). The Board considered that the Fund outperformed its custom peer group for the one-, five-, and ten-year periods, though it underperformed its custom peer group for the three-year period and its blended benchmark for all periods. The Board further noted that the Fund will undergo a change in Sub-Adviser and an investment strategy change in October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/JPMorgan Managed Moderate Fund (formerly, JNL/Goldman Sachs Managed Moderate Fund). The Board considered that the Fund outperformed its custom peer group for the one-year period, though it underperformed its custom peer group for the three-, five-, and ten-year periods and its blended benchmark for all periods. The Board further noted that the Fund will undergo a change in Sub-Adviser and an investment strategy change in October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/JPMorgan Managed Moderate Growth Fund (formerly, JNL/Goldman Sachs Managed Moderate Growth Fund). The Board considered that the Fund outperformed its custom peer group for the one- and ten-year periods, though it underperformed its custom peer group for the three- and five-year periods and its blended benchmark for all periods. The Board further noted that the Fund will undergo a change in Sub-Adviser and an investment strategy change in October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/JPMorgan MidCap Growth Fund and JNL/WCM Focused International Equity Fund. The Board considered that each Fund outperformed its benchmark for the one-, five-, and ten-year periods and its peer group for all periods, though each Fund underperformed its benchmark for the three-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods and outperformed its peer group for the one-, five-, and ten-year periods, though it underperformed its peer group for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Value Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three-year period (ranking in the 36th percentile), though it underperformed its benchmark and peer group for the remaining periods. The Board further noted that the Fund changed Sub-Advisers and underwent an investment strategy change in April 2020. The Board noted, therefore, that the Fund’s performance prior to this date was attributable to the previous Sub-Adviser. In this regard, the Board took into account that the Fund outperformed its benchmark and peer group for the calendar years 2022 and 2021 (ranking in the 26th and 36th percentiles of peers, respectively) and for the period since April 2020. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard International Quality Growth Fund (formerly, JNL/Lazard International Strategic Equity Fund). The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods and its peer group for the one- and ten-year periods, though it underperformed its benchmark and peer group for the other periods. The Board also noted that it previously approved an investment strategy change for this Fund effective on or about October 21, 2024, and that it would be prudent to allow the team more time to develop its performance record as a result of this change. As a result, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Loomis Sayles Global Growth Fund. The Board considered that the Fund outperformed its benchmark for the one- and five-year periods and outperformed its peer group for one-, three-, and five-year periods, though it underperformed its benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lord Abbett Short Duration Income Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Bond Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance was within 5 basis points, 9 basis, points, 6 basis points, and 3 basis points of its benchmark for the one-, three-, five-, and ten-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon S&P 500 Index Fund, and JNL/Mellon World Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund’s performance surpassed its benchmark for the one-, three-, five-, and ten-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Consumer Discretionary Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the ten-year period and equaled its benchmark for the one-year period, though it lagged its benchmark for the three- and five-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Consumer Staples Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the three- and five-year periods, though it lagged its benchmark for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon DowSM Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board noted that the Fund’s performance surpassed its benchmark for the ten-year period and equaled its benchmark for the one- and three-year periods, though it lagged its benchmark for the five-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Emerging Markets Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance was within 27 basis points of its benchmark for the one- and ten-year periods and underperformed its benchmark by no more than 55 basis points for the three- and five-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon Energy Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the ten-year period and was within 6 basis points, 16 basis points, and 10 basis points of its benchmark for the one-, three-, and five-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Industrials Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the five-year period, though it lagged its benchmark for the other periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon International Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the three-, five-, and ten-year periods, though it lagged its benchmark for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon Materials Sector Fund and JNL/Morningstar U.S. Sustainability Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, the Funds’ benchmarks are the appropriate comparative performance source for the Funds’ passive investment mandate. The Board considered that each Fund’s performance surpassed its benchmark for the one-, three-, and five-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Funds’ tracking performance for each period and that each Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Nasdaq® 100 Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board noted that the Fund’s performance surpassed its benchmark for the one-, three-, and five-year periods, though it lagged its benchmark for the ten-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Real Estate Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance was within 7 basis points, 6 basis points, and 8 basis points of its benchmark for the one-, three-, and five-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon S&P 400 MidCap Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the ten-year period and was within 6 basis points, 4 basis points, and 2 basis points of its benchmark for the one-, three-, and five-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon Small Cap Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one- and five-year periods, though it lagged its benchmark for the three- and ten-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon U.S. Stock Market Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board considered that the Fund outperformed its benchmark for the one- and three-year periods, though it lagged its benchmark for the five-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Utilities Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance was within 5 basis points, 7 basis points, 5 basis points, and 4 basis points for the one-, three-, five-, and ten-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/MFS Mid Cap Value Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the three- and five-year periods, though it underperformed its benchmark for the ten-year period and its peer group for the one- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Moderate Allocation Fund. The Board considered that the Fund outperformed its custom peer group for the one- and five-year periods and its benchmark for the one-, three-, and five-year periods, though it underperformed its custom peer group for the other periods and its benchmark for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL Moderate ETF Allocation Fund (formerly, JNL iShares Tactical Moderate Fund). The Board considered that the Fund outperformed its benchmark for the three-, five-, and ten-year periods, though it underperformed its benchmark for the one-year period and its custom peer group for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Moderate Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark for the one-year period ended December 31, 2023. The Board also considered that the Fund underperformed its benchmark by no more than 34 basis points for the three-, five-, and ten-year periods and underperformed its custom peer group for all periods. The Board also considered that the Fund outperformed its benchmark for the first quarter of 2024 and for the one-year period ended March 31, 2024, and that the Fund outperformed its benchmark in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL Moderate Growth ETF Allocation Fund (formerly, JNL iShares Tactical Moderate Growth Fund). The Board considered that the Fund outperformed its benchmark for the three-, five-, and ten-year periods and its custom peer group for the ten-year period ended December 31, 2023, though it underperformed its benchmark for the one-year period and its custom peer group for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark in the first quarter of 2024, and that the Fund outperformed its benchmark and custom peer group in the calendar year 2022, ranking in the 26th percentile. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Morningstar PitchBook Listed Private Equity Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund lagged its benchmark for the one-year period. The Board noted that the Fund commenced operations in April 2021 and had only two calendar years of performance data as of December 31, 2023. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for the period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Morningstar Wide Moat Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one-year period, equaled its benchmark for the three-year period, and lagged its benchmark for the five-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Alternative Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the one- and five-year periods, though it underperformed its peer group for the three-year period. The Board also noted that the Fund outperformed its benchmark and peer group for four of the last six calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Emerging Markets Equity Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods ended December 31, 2023, though it outperformed its benchmark for the fourth quarter of 2023 and for the first quarter of 2024. The Board also noted that 2021 was the first full calendar year with new Sub-Advisers, and that the Fund’s performance prior to this date was attributable to the previous Sub-Adviser. The Board further noted that management replaced one of the Sub-Advisers in April 2024. In light of this and the Fund’s improving performance in 2024, the Board concluded it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Floating Rate Income Fund (formerly, JNL/PPM America Floating Rate Income Fund). The Board considered that the Fund outperformed its benchmark and peer group for the one-year period, though it underperformed its benchmark and peer group for the three-, five-, and ten-year periods. The Board noted the Fund’s recent transition to a new lead portfolio manager with a different portfolio management construction process and philosophical approach. The Board also noted that, effective September 2022, a new Sub-Adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board also considered that, because of the recent Sub-Adviser and various changes, it would be prudent to allow the teams more time to develop their performance records with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Mid Cap Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board took into account that the Fund outperformed its peer group for four of the last six calendar years and that longer-term underperformance has been impacted by the two calendar years of underperformance. The Board further considered that the Fund outperformed its benchmark in the calendar years 2022 and 2021 and has outperformed both the benchmark and its peers since its inception in 2016. Further, the Board considered the anticipated termination of an existing Fund strategy and Sub-Adviser, effective October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods, though it underperformed its benchmark for the one- and three-year periods and its peer group for all periods. The Board also noted that the Fund outperformed its benchmark and peer group for three of the last six calendar years. Further, the Board considered changes made by JNAM in percentage allocations to the underlying funds as well as the anticipated addition of a new strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Value Fund. The Board considered that the Fund outperformed its benchmark for the one-, five-, and ten-year periods and its peer group for the one- and five-year periods, though it underperformed its benchmark for the three-year period and its peer group for the three- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager U.S. Select Equity Fund. The Board considered that the Fund outperformed its benchmark for the fourth quarter of 2023 and the first quarter of 2024 and outperformed its peer group in the first quarter of 2024 (ranking in the 1st percentile), though it underperformed its benchmark and peer group for the one-year period ended December 31, 2023. The Board noted that the Fund commenced operations in November 2022 and only had one calendar year of performance data as of December 31, 2023. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Neuberger Berman Gold Plus Strategy Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one-year period. The Board noted that the Fund commenced operations in April 2022 and only had one calendar year of performance data as of December 31, 2023. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Newton Equity Income Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three-, five-, and ten-year year periods, though it underperformed its benchmark and peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Income Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the three-year period, though it underperformed its peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Investment Grade Credit Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, five-, and ten-year periods and its peer group for the ten-year period ended December 31, 2023, though it underperformed its benchmark for the three-year period and its peer group for the one-, three-, and five-year periods. The Board considered management’s assertion that the Fund’s out-of-benchmark, pro-diversification investment strategy has added value since the Fund’s inception but has led to unfavorable peer group comparisons during unique market conditions of increasing interest rates and increasing geopolitical tensions. The Board also considered that the Fund outperformed its benchmark for the first quarter of 2024 and that the Fund outperformed its benchmark and peer group for the six-month period ended June 30, 2024, ranking in the 13th percentile. The Board noted management’s assertion that the peer group has outperformed the benchmark while the Fund underperformed the peer group because it holds more foreign bonds than its peers. The Board further took into account that the Fund outperformed its benchmark in six of the last seven calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the one- and five-year periods, though it underperformed its benchmark for the ten-year period and its peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Fundamental U.S. Small Cap Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed its benchmark for the three-, five-, and ten-year periods. The Board noted that the Fund was within 3 basis points, 26 basis points, and 16 basis points of the benchmark for the three-, five-, and ten-year periods, respectively. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Multi-Factor U.S. Equity Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund outperformed its benchmark for the one-, three-, and ten-year periods, though it underperformed its benchmark for the five-year period. The Board noted that the Fund was within 14 basis points of the benchmark for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Small Cap Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund outperformed its benchmark for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Master Fund Advisory Agreement.

JNL S&P 500 Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance was within 1 basis point, 2 basis points, and 4 basis points of its benchmark for the one-, three-, and five-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Balanced Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and five-year periods, though it underperformed its benchmark and peer group for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Growth Stock Fund (formerly, JNL/T. Rowe Price Established Growth Fund). The Board considered that the Fund outperformed its benchmark and peer group for the one-year and since-inception periods (ranking in the 13th and 20th percentiles, respectively), though it underperformed its benchmark and peer group for the remaining periods ended December 31, 2023. The Board also took into account that the Fund outperformed its benchmark in four of the last seven calendar years. The Board further noted that the Fund outperformed its benchmark and peer group for the first quarter of 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three- and ten-year periods and outperformed its benchmark for the one-year period ended December 31, 2023, though it underperformed its benchmark for the five-year period and its peer group for the one- and five-year periods. The Board further noted that the Fund outperformed its peer group in 2022 and 2021 (ranking in the 11th and 45th percentiles, respectively) and for the since-inception period (ranking in the 10th percentile). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that the Fund outperformed its benchmark for all periods ended December 31, 2023, as well as for the first quarter of 2024, though it also underperformed its peer group for all periods. The Board further considered that the Fund outperformed its peer group in three of the last six calendar years. The Board noted JNAM’s assertion that the Fund’s underperformance against its peer group is expected in a risk-on market environment given that the Fund can only purchase investment-grade securities that are rated BBB and above by at least one credit agency. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price U.S. High Yield Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period, though it underperformed its benchmark and peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Growth ETF Allocation Fund. The Board considered that the Fund outperformed its benchmark for the five-year period, though it underperformed its benchmark for the other periods and its custom peer group for all periods. The Board further noted that the Fund outperformed its benchmark and custom peer group in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Moderate ETF Allocation Fund. The Board considered that the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2023, though it underperformed its benchmark for the one-year period and its custom peer group for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark in the fourth quarter of 2023 and the first quarter of 2024. The Board further noted that the Fund outperformed its benchmark in three of the last six calendar years and outperformed its custom peer group in three of the last six calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Moderate Growth ETF Allocation Fund. The Board considered that the Fund outperformed its benchmark for the three- and five-year periods, though the Fund underperformed its benchmark for the one-year period. The Board also considered that the Fund outperformed its custom peer group for three of the last five years, though it underperformed its custom peer group for the one-, and three-, and five-year periods. The Board further considered that the Fund outperformed its benchmark for the first quarter of 2024 and for the one-, three- and five-year periods ended March 31, 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WCM China Quality Growth Fund. The Board considered that the Fund outperformed its peer group for the one-year period, though it underperformed its benchmark for the one-year period. The Board noted that the Fund commenced operations in April 2022 and only had one calendar year of performance data as of December 31, 2023. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Westchester Capital Event Driven Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the one- and five-year periods, though it underperformed its peer group for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Western Asset Global Multi-Sector Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and ten-year periods and its custom peer group for the one-and three-year periods, though it underperformed its benchmark for the five-year period and its custom peer group for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/William Blair International Leaders Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board noted, however, that the Fund changed Sub-Advisers effective April 2022, and that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Balanced Fund. The Board considered that the Fund outperformed its blended benchmark for the three-year period and its peer group for the three-, five-, and ten-year periods, though it underperformed its peer group for the one-year period and its blended benchmark for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Equity Income Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three-year period ended December 31, 2023, though it underperformed its benchmark and peer group for the one- and five-year periods. The Board also considered that the Fund outperformed its benchmark and peer group in the calendar year 2022, ranking in the 8th percentile. The Board further considered that, effective April 2021, the Fund appointed a Sub-Adviser and changed its investment strategy from a feeder fund in a “master-feeder” structure to an actively managed fund structure. Following the recent Sub-Adviser and investment strategy changes, the Fund has outperformed its benchmark and peer group, ranking in the 35th percentile as of June 30, 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Global Real Estate Fund. The Board considered that the Fund underperformed its peer group for all periods ended December 31, 2023. The Board considered that the Fund outperformed its benchmark for the one-year and three-year periods, though it underperformed its benchmark for the other periods. The Board also considered that the Fund outperformed its benchmark and peer group in the first quarter of 2024, ranking in the 3rd percentile, and that the Fund outperformed its benchmark and peer group for the six-month period ended June 30, 2024, ranking in the 13th percentile. The Board further considered that the Fund changed Sub-Advisers effective April 2021 so that most of the Fund’s performance record was attributable to a prior Sub-Adviser. In light of this and the Fund’s improving performance, the Board concluded it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Value Fund. The Board considered that the Fund outperformed its benchmark for the three-year period, though it underperformed its benchmark for the other periods and peer group for all periods. The Board took into account that the Fund outperformed each of its benchmark and peer group in three out of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser(s). For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character, and investment strategy (the “peer group”). The Board considered each Fund’s total expense ratio and compared that to the average total expense ratio of the peer group. For certain Funds, the Board considered the total expense ratio without the inclusion of, where applicable, transfer agency and Rule 12b-1 fees. This consideration was based on JNAM’s assertion that, due to the composition of certain peer groups that contain both retail and variable annuity funds, the total expense ratio (excluding transfer agency and Rule 12b-1 fees) was a more meaningful source of comparative information. While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. The Board noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees but took into account that peer group universes are constantly evolving, and, as such, the universe of comparable funds in the Funds’ peer groups may change from time to time.

The Board also took into account that various fee reductions and other fee changes were implemented for certain Funds on January 1, 2022, March 1, April 25, 2022, May 1, 2022, June 1, 2022, September 1, 2022, November 1, 2022, March 1, 2023, April 1, 2023, May 1, 2023, September 1, 2023, October 1, 2023, February 1, 2024, June 28, 2024, September 1, 2024, and October 21, 2024. It noted that these reductions will serve to further reduce certain Funds’ advisory fees, sub-advisory fees, and/or total expense ratios.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Aggressive Growth Allocation Fund. The Board noted that the Fund’s advisory fee is equal to its peer group average. The Board considered that the Fund’s total expense ratio (including and excluding underlying fund expenses) is higher than its peer group average. The Board also considered that the Fund's total expense ratio (excluding underlying fund expenses) is within four basis points of the peer group average. The Board noted that each of the Funds’ underlying funds is subject to individual oversight. The Board also considered that the Fund does not have a sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Balanced Fund. The Board considered that the Fund’s advisory fee is higher than the peer group average, while its total expense ratio (including Master Fund expenses) is lower than the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Bond Fund of America Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Capital Income Builder Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, while its total expense ratio (including Master Fund expenses) is within one basis point of the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Capital World Bond Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, while its total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Global Growth Fund and JNL/Mellon Bond Index Fund. The Board considered that each Fund’s advisory fee is lower than its peer group average, while each Fund’s total expense ratio (including Master Fund expenses) is within two basis points of its peer group average. The Board also considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Global Small Capitalization Fund. The Board noted that the Fund’s advisory fee is lower than the peer group average. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 29, 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth Allocation Fund. The Board considered that the Fund’s advisory fee is within three basis points of its peer group average, while its total expense ratio (including underlying fund expenses) is within six basis points of its peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth Fund. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is lower than the peer group average, though the Fund’s advisory fee is within five basis points of the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth-Income Fund and JNL/American Funds International Fund. The Board considered that each Fund’s advisory fee is lower than the peer group average, though each Fund’s total expense ratio (including Master Fund expenses) is within four basis points of its peer group average. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Moderate Growth Allocation Fund. The Board considered that the Fund’s advisory fee is within two basis points of the peer group average, while the Fund’s total expense ratio (including underlying fund expenses) is higher than the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds New World Fund and JNL/Mellon International Index Fund. The Board considered that each Fund’s advisory fee is lower than its peer group average and that each Fund’s total expense ratio (including Master Fund expenses) is within three basis points of its peer group average. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Washington Mutual Investors Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and JNL/Mellon Small Cap Index Fund. The Board considered that each Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than their peer group averages. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/AB Sustainable Global Thematic Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/Baillie Gifford International Growth Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL Bond Index Fund, JNL/Causeway International Value Select Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL Emerging Markets Index Fund, JNL/Goldman Sachs 4 Fund, JNL International Index Fund, JNL/Invesco Global Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon World Index Fund, JNL Mid Cap Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Newton Equity Income Fund, JNL Multi-Manager Floating Rate Income Fund (formerly, JNL/PPM America Floating Rate Income Fund), JNL/PPM America High Yield Bond Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/William Blair International Leaders Fund, and JNL/WMC Balanced Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund. The Board considered that the Fund's advisory fee is lower than the peer group average, the sub-advisory fee is equal to its peer group, and total expense ratio is within five basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/ClearBridge Large Cap Growth Fund and JNL/T. Rowe Price Value Fund. The Board took into account that each Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and that each Fund’s total expense ratio is within four basis points of its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Cohen & Steers U.S. Realty Fund (formerly, JNL/Heitman U.S. Focused Real Estate Fund). The Board considered that the Fund’s advisory fee is lower than its peer group average, the Fund’s sub-advisory fee is within five basis points of its peer group average, and the Fund’s total expense ratio is within six basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided. The Board further noted that Cohen & Steers will be taking over as Sub-Adviser of the Fund, effective October 21, 2024. The Board further took into account that JNAM, in conjunction with the Sub-Adviser replacement and in conversations with the Board, will implement a contractual advisory fee reduction on or about October 21, 2024.

JNL Conservative Allocation Fund. The Board considered that the Fund’s advisory fee is within four basis points of its peer group average and the Fund’s total expense ratio (excluding and including underlying fund expenses) is higher than its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Core Fixed Income Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and that the Fund’s total expense ratio is within three basis points of its peer group average. The Board considered that the Fund’s sub-advisory fee is within two basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Emerging Markets Fixed Income Fund. The Board considered that the Fund’s advisory fee is within three basis points of its peer group average, the sub-advisory fee is equal to its peer group average, and the total expense ratio is within one basis point of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Shiller Enhanced CAPE Fund. The Board considered that the Fund’s advisory fee is within two basis points of the peer group average, though its sub-advisory fees and total expense ratio are higher than their respective peer group averages. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2024, which will convert to a contractual advisory fee reduction in April 2025. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Total Return Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and that the Fund’s total expense ratio is only three basis points higher than its peer group average. The Board considered that the Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Dreyfus Government Money Market Fund (formerly JNL/WMC Government Money Market Fund). The Board noted that the Fund’s sub-advisory fee is lower than its peer group, while the Fund’s advisory fee is within six basis points of its peer group average and the Fund’s total expense ratio is higher than its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Fidelity Institutional Asset Management® Total Bond Fund and JNL/Morningstar U.S. Sustainability Index Fund. The Board considered that each Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while each Fund’s total expense ratio is equal to its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/First Sentier Global Infrastructure Fund. The Board considered that the Fund’s total expense ratio is lower than its peer group average and the Fund’s sub-advisory fee is within three basis points of its peer group average, though the Fund’s advisory fee is higher than its peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction in April 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s sub-advisory fee is within four basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Growth Allocation Fund. The Board took into account that the Fund’s advisory fee is within three basis points of its peer group average. The Board considered that the Fund’s total expense ratio (including and excluding underlying fund expenses) is higher than its peer group average. The Board noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Growth ETF Allocation Fund (formerly, JNL iShares Tactical Growth Fund). The Board considered that the Fund's advisory and sub-advisory fees and total expense ratio (excluding underlying expenses) are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio (including underlying expenses) is within one basis point of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/GQG Emerging Markets Equity Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and the Fund’s total expense ratio is within three basis points of the peer group average, though the Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Harris Oakmark Global Equity Fund. The Board considered that the Fund’s advisory fee is within four basis points of the peer group average, though its sub-advisory fees and total expense ratio are higher than their respective peer group averages. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Diversified Dividend Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and that the Fund’s sub-advisory fee and total expense ratio are within five basis points of the peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction on April 25, 2022. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Small Cap Growth Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and the Fund’s total expense ratio is within three basis points of the peer group average, though the Fund’s sub-advisory fee is higher than its peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction in April 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Global Allocation Fund. The Board considered that the Fund’s advisory fee is equal to the peer group average while the Fund’s sub-advisory fee is within two basis points of the peer group average. The Board noted that the Fund’s total expense ratio is higher than the peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Hedged Equity Fund and JNL/Neuberger Berman Commodity Strategy Fund. The Board considered that each Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Board noted that each Fund does not have a sub-advisory fee peer group. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/JPMorgan Managed Aggressive Growth Fund (formerly, JNL/Goldman Sachs Managed Aggressive Growth Fund). The Board considered that the Fund’s advisory fee and sub-advisory fee are lower than their peer group averages. The Board further considered that the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within three basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective October 1, 2023, as well as an additional voluntary advisory fee waiver effective June 28, 2024. The Board took into account the Fund will undergo a change in Sub-Adviser in October 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Managed Conservative Fund (formerly JNL/Goldman Sachs Managed Conservative Fund). The Board considered that the Fund’s advisory fee is equal to the peer group average and the Fund’s sub-advisory fee is lower than the peer group average. The Board further considered that the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within three basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective October 1, 2023, as well as an additional voluntary advisory fee waiver effective June

28, 2024. The Board took into account the Fund will undergo a change in Sub-Adviser in October 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Managed Growth Fund (formerly, JNL/Goldman Sachs Managed Growth Fund). The Board considered that the Fund’s advisory fee is lower than its peer group average. The Board further considered that the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within five basis point of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective October 1, 2023, as well as an additional voluntary advisory fee waiver effective June 28, 2024. The Board took into account the Fund will undergo a change in Sub-Adviser in October 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Managed Moderate Fund (formerly, JNL/Goldman Sachs Managed Moderate Fund). The Board considered that the Fund’s advisory fee and sub-advisory fee are lower than their peer group averages. The Board further considered that the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within four basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board took into account that JNAM, in conversations with the Board, implemented an additional voluntary advisory fee waiver effective October 1, 2023, as well as a voluntary advisory fee waiver effective June 28, 2024. The Board took into account the Fund will undergo a change in Sub-Adviser in October 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Sachs Managed Moderate Growth Fund (formerly, JNL/Goldman Sachs Managed Moderate Growth Fund). The Board considered that the Fund’s advisory fee is lower than its peer group average. The Board further considered that the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within four basis point of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective October 1, 2023, as well as an additional voluntary advisory fee waiver effective June 28, 2024. The Board took into account the Fund will undergo a change in Sub-Adviser in October 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Midcap Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, and the Fund’s sub-advisory fee is within six basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan U.S. Value Fund and JNL/Neuberger Berman Strategic Income Fund. The Board took into account that each Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and that each Fund’s total expense ratio is within one point of their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Lazard International Quality Growth Fund (formerly, JNL/Lazard International Strategic Equity Fund). The Board considered that the Fund’s advisory fee is lower than its peer group average, the Fund’s sub-advisory fee is within three basis points of its peer group average, and the Fund’s total expense ratio is within four basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board also noted that it has previously approved an investment strategy change for the Fund to be effective on or about October 21, 2024, and that, in conjunction with the strategy change, JNAM will implement an advisory fee reduction effective on or about October 21, 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lord Abbett Short Duration Income Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, the Fund’s sub-advisory fee is within four basis points of its peer group average, and the Fund’s total expense ratio is within three basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL Multi-Manager Small Cap Value Fund, JNL/T. Rowe Price Growth Stock Fund (formerly, JNL/T. Rowe Price Established Growth Fund), and JNL/WMC Global Real Estate Fund. The Board considered that each Fund's advisory fee and total expense ratio are lower than their respective peer group averages, while each Fund’s sub-advisory fee is within one basis point of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Financial Sector Fund, JNL/MFS Mid Cap Value Fund, and JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that each Fund's advisory fee and total expense ratio are lower than their respective peer group averages, while each Fund’s sub-advisory fee is equal to its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon S&P 500 Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio is within four basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon U.S. Stock Market Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. The Board considered that each Fund’s advisory fee is within two basis points of its peer group average and each Fund’s total expense ratio (excluding and including underlying fund expenses) is higher than its peer group average. The Board further noted that each of the Funds’ underlying funds is subject to individual oversight. The Board also considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL Moderate ETF Allocation Fund (formerly, JNL iShares Tactical Moderate Fund). The Board considered that the Fund's advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio (excluding and including underlying expenses) is equal to its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate Growth ETF Allocation Fund (formerly, JNL iShares Tactical Moderate Growth Fund). The Board considered that the Fund's advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio (including and excluding underlying expenses) is equal to its respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio (excluding and including underlying fund expenses) are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Morningstar Wide Moat Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while the Fund’s total expense ratio is within five basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Alternative Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and while the Fund’s total expense ratio is only one basis point higher than its peer group average. The Board noted that the Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Emerging Markets Equity Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, while the Fund’s sub-advisory fee is within three basis points of the peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager International Small Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and the Fund’s total expense ratio is within five basis points of its peer group average. The Board noted that the Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Mid Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, and the Fund’s sub-advisory fee is within two basis points of its peer group average. The Board also considered that the Fund’s total expense ratio is within seven basis points of its respective peer group average and considered management’s representation that none of the peers were multi-manager funds which require different levels of oversight. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Small Cap Growth Fund and JNL/PIMCO Investment Grade Credit Bond Fund. The Board considered that each Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, while each Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL Multi-Manager U.S. Select Equity Fund. The Board considered that the Fund’s advisory fee and sub-advisory fee are lower than their respective peer group averages, while the Fund’s total expense ration is within three basis points of the peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Neuberger Berman Gold Plus Strategy Fund. The Board considered that the Fund’s total expense ratio is within five basis points of its peer group average, though the Fund’s advisory and sub-advisory fees are higher than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Income Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, the Fund’s sub-advisory fee is within five basis points of its peer group average, and the Fund’s total expense ratio is within two basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and its total expense ratio is within two basis points of its peer group average. The Board noted that the Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Total Return Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, while the Fund’s sub-advisory fee and total expense ratio are within one basis point of their respective peer group averages. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/RAFI® Fundamental U.S. Small Cap Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their peer group averages, while its total expense ratio is within five basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Balanced Fund and JNL/T. Rowe Price Capital Appreciation Fund. The Board considered that each Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while each Fund’s total expense ratio is within two basis points of its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, and that the Fund’s sub-advisory fee is within one basis point of its peer group average. The Board also considered that the Fund’s sub-advisory fees are paid by JNAM (not the Fund), and the sub-sub-advisory fees are be paid by the Fund’s Sub-Adviser. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price U.S. High Yield Fund. The Board considered that the Fund’s advisory fee is lower than its respective peer group average, while the Fund’s sub-advisory fee and total expense ratio are within five basis points of their respective peer group averages. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Vanguard Moderate ETF Allocation Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio (including underlying fund expenses) are lower than their respective peer group averages. The Board also considered that the Fund’s expense ratio (excluding underlying fund expenses) is equal to the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WCM China Quality Growth Fund. The Board considered that the Fund’s sub-advisory fee is lower than its respective peer group average, the Fund’s total expense ratio is within one basis point of its peer group average, and the Fund’s advisory fee is within four basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WCM Focused International Equity Fund. The Board considered that the Fund's advisory fee is lower than its peer group average, the Fund’s sub-advisory fee is within one basis point of its peer group average, and the Fund’s total expense ratio is higher than its peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2024, which will convert to a contractual advisory fee reduction in April 2025. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Westchester Capital Event Driven Fund. The Board considered that the Fund’s advisory fee is higher than its peer group average and the Fund’s total expense ratio is lower than its peer group average. The Board noted that the Fund does not have a sub-advisory fee peer group. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Western Asset Global Multi-Sector Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while its total expense ratio is within three basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Equity Income Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Value Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s sub-advisory fee is within two basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedules for the Funds, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure, in some measure, allows for adequate participation by shareholders in economies of scale across the Fund complex. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rates have been separately negotiated between JNAM and each Sub-Adviser at arm’s-length. These sub-advisory fees are paid by JNAM to each Sub-Adviser. For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints. Additionally, to the extent that JNAM is waiving its advisory fee with respect to a certain Fund, it may also be benefitting from the breakpoints in sub-advisory fees. The Board concluded that the sub-advisory fee schedules, where applicable, in some measure allow for adequate participation by shareholders in economies of scale.

Profitability

The Board considered information concerning the costs incurred and profits realized by JNAM and each Sub-Adviser. The Board also considered JNAM’s fee waivers for certain Funds, pursuant to which it has reduced its fees and reimburses other expenses of the Funds, as applicable, to reduce the total annual operating expenses of the Funds. The Board determined that profits realized by JNAM, and each Sub-Adviser were not unreasonable.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that certain Sub-Advisers pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that Sub-Advisers are not required to participate in the meetings and that recommendations to hire or fire Sub-Advisers are not influenced by a Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Fund(s). The Board also considered that, in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and/or the securities lending agent for the Funds, as well as for JNL Investors Series Trust. The Board considered that each service provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law.

Supplement Dated August 30, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective October 21, 2024.

Please change all references to the funds listed below to the new fund name:

Current Fund Name	New Fund Name
JNL iShares Tactical Growth Fund	JNL Growth ETF Allocation Fund
JNL iShares Tactical Moderate Growth Fund	JNL Moderate Growth ETF Allocation Fund
JNL iShares Tactical Moderate Fund	JNL Moderate ETF Allocation Fund
JNL/PPM America Floating Rate Income Fund	JNL Multi-Manager Floating Rate Income Fund
JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Growth Stock Fund

For the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for ClearBridge Investments, LLC, Brian Angerame and Matthew Lilling.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the “ClearBridge Strategy” in the entirety.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager U.S. Select Equity Fund, after the second paragraph, please add the following:

Effective October 21, 2024, the Fund was combined with the JNL/Baillie Gifford U.S. Equity Growth Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historical performance and does not reflect the performance of the Acquired Fund.

This Supplement is dated August 30, 2024.

Supplement Dated September 13, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2024, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Chad Baumler.

Effective September 5, 2024, for the JNL/JPMorgan U.S. Value Fund, please delete all references to and information for Clare A. Hart.

Effective July 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2016	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2016	Vice President and Portfolio Manager, JNAM
Scott Brayman, CFA	September 2016	Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner, Champlain
Corey Bronner, CFA	April 2018	Deputy Chief Investment Officer of Small and Mid Cap Strategies and Partner, Champlain
Joseph Caligiuri, CFA	April 2018	Deputy Chief Investment Officer of Small and Mid Cap Strategies and Partner, Champlain
Joseph Farley	April 2018	Senior Member of the Investment Team and Partner, Champlain
Robert D. Hallisey	April 2020	Senior Member of the Investment Team and Partner, Champlain
Jacqueline Williams, CFA	April 2022	Senior Member of the Investment Team and Partner, Champlain
Brian Angerame	September 2016	Portfolio Manager, ClearBridge
Matthew Lilling, CFA	June 2020	Portfolio Manager, ClearBridge
Chris Armbruster, CFA	April 2022	Portfolio Manager and Senior Research Analyst, KAR
Noran Eid	October 2023	Portfolio Manager and Senior Research Analyst, KAR
Scott A. Moore, CFA	April 2020	President and Co-Chief Investment Officer, Nuance
Darren Schryer, CFA, CPA	April 2020	Vice President and Portfolio Manager, Nuance
Jack Meurer, CFA	May 2023	Vice President and Portfolio Manager, Nuance
D. Adam West, CFA	July 2024	Vice President and Portfolio Manager, Nuance
Gary H. Miller	September 2016	Chief Investment Officer and Lead Manager, Victory Capital/Sycamore Capital
Jeffrey M. Graff, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Gregory M. Conners	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
James M. Albers, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Michael F. Rodarte, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
This Supplement is dated September 13, 2024.

Supplement Dated October 21, 2024

To The Prospectus Dated April 29, 2024, as amended October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Emerging Markets Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Natural Resources Fund, please delete the second paragraph in the entirety and replace with the following:

Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly through subsidiaries), oil, gas, exploring, mining, extracting, refining, processing, transporting, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund will concentrate its investments in one or more of these sectors.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Consumer Staples Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The consumer staples sector currently consists of companies representing food and staples retailing, food, beverage, and tobacco companies, and household and personal products companies. The Fund will concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Industrials Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index. The Index measures the performance of the industrials sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Materials Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the materials sector to the extent such industries are represented in the Index. The Index measures the performance of the materials sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Real Estate Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Utilities Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. The Index measures the performance of the utilities sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar PitchBook Listed Private Equity Index Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate its investments in the capital markets industry to the extent that the Index is designed to track is also so concentrated. As such, the Fund’s investments may be concentrated in the private equity/venture capital industry.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar SMID Moat Focus Index Fund, please delete the seventh paragraph in the entirety and replace with the following:

The Fund will concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated. As of December 31, 2023, the consumer discretionary sector represented a significant portion of the Index.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar U.S. Sustainability Index Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund, under normal circumstances, seeks to invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Morningstar US Sustainability Index (the “Index”), including depositary receipts representing securities of the Index. The Fund seeks to track the investment results of the Index, which is designed to provide broad U.S. equity market exposure with lower ESG risk. The Index includes large- and mid-capitalization companies and employs a best-in-class stock selection process to reduce exposure to companies with high ESG risk relative to their sector peers, targeting coverage of 50% of the Morningstar US Large-Mid Cap Index (the “parent index”) by float-adjusted market capitalization. Sector constraints are applied to preserve market-like exposure. The Fund’s investments will be concentrated in certain industries to the extent such industries are represented in the Index.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar Wide Moat Index Fund, please delete the last paragraph in the entirety and replace with the following:

The Fund will concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated.

This Supplement is dated October 21, 2024.

Supplement Dated November 1, 2024

To The Prospectus Dated April 29, 2024, as amended October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 30, 2024, for the JNL Multi-Manager Small Cap Value Fund, please delete all references to and information for Brent Jesko.

Effective September 30, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Vice President and Portfolio Manager, JNAM
Jeff Kerrigan, CFA	September 2015	Portfolio Manager, Congress
Steve Lyons, CFA	September 2015	Partner, C&B
Michael Meyer, CFA	September 2015	Partner, C&B
Edward O’Connor, CFA	September 2015	Partner, C&B
R. James O’Neil, CFA	September 2015	Partner, C&B
Mehul Trivedi, CFA	September 2015	Partner, C&B
William Weber, CFA	September 2015	Partner, C&B
Andrew Armstrong, CFA	December 2015	Partner, C&B
Wesley Lim, CFA	December 2018	Principal, C&B
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Josh Wheeler, CFA	September 2024	Principal and Portfolio Manager, Reinhart
J. Justin Akin	April 2021	Senior Portfolio Manager, River Road
R. Andrew Beck	April 2021	Chief Executive Officer & Senior Portfolio Manager, River Road
Jon Detter	August 2018	Portfolio Manager and Business Analyst, WCM
Anthony Glickhouse	August 2018	Portfolio Manager and Business Analyst, WCM
Patrick F. McGee	August 2018	Portfolio Manager and Business Analyst, WCM

Effective October 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Franco Castagiluolo	October 2022	Portfolio Manager, FIAM
Benjamin Harrison	June 2023	Portfolio Manager, FIAM
Alexandre Karam	June 2019	Portfolio Manager, FIAM

Name:	Joined Fund Management Team In:	Title:
Jeffrey Moore	June 2019	Portfolio Manager, FIAM
Celso Muñoz	June 2019	Portfolio Manager, FIAM
Ford O’Neil	June 2019	Portfolio Manager, FIAM
Michael Plage, CFA	October 2024	Portfolio Manager, FIAM
Brian Day, CFA	October 2024	Portfolio Manager, FIAM
Stacie Ware, PhD	October 2024	Portfolio Manager, FIAM

Effective November 1, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/WCM China Quality Growth Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Sub-Adviser uses a bottom-up approach that seeks to identify companies believed to be quality companies and have above-average potential for growth in assets and the rate of return on invested capital. The Sub-Adviser considers quality growth companies to: (i) have a history of predictable and consistent earnings growth, (ii) have regular, growing dividend payments, (iii) be industry leaders with sustainable competitive advantages, (iv) have corporate cultures emphasizing strong, quality and experienced management, (v) have little or no debt, (vi) have attractive relative valuations, and (vii) have potential for asset base growth. In selecting securities, the Sub-Adviser also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk. The Sub-Adviser will generally hold the equity securities of approximately 15 to 40 issuers, and the Fund may invest in securities of any market capitalization. The Fund generally invests in companies in any sector, however, from time to time the Fund may invest a significant portion of its assets in the securities of companies in one or more sectors.

This Supplement is dated November 1, 2024.

Supplement Dated December 13, 2024

To The Prospectus Dated April 29, 2024, as amended October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 31, 2024, for the JNL/ClearBridge Large Cap Growth Fund, please delete all references to and information for Peter Bourbeau.

Effective December 31, 2024, for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete all references to and information for Jeffrey Moore.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Allocation Fund, please delete the “Average Annual Total Returns as of 12/31/23” tables in the entirety and replace with the following:

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	10 year
JNL/BlackRock Global Allocation Fund (Class A)	13.95%	7.67%	4.74%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.74%	12.70%	8.54%
36% S&P 500 Index, 24% FTSE World (ex U.S.) Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	15.69%	7.69%	5.76%

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	10 year
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
FTSE World (ex U.S.) Index (reflects no deduction for fees, expenses, or taxes)	19.17%	9.00%	4.96%
ICE BofA Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	3.73%	0.64%	1.03%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.83%	-2.77%	-1.26%

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	10 year
JNL/BlackRock Global Allocation Fund (Class I)	14.35%	7.98%	5.02%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.74%	12.70%	8.54%
36% S&P 500 Index, 24% FTSE World (ex U.S.) Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	15.69%	7.69%	5.76%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
FTSE World (ex U.S.) Index (reflects no deduction for fees, expenses, or taxes)	19.17%	9.00%	4.96%
ICE BofA Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	3.73%	0.64%	1.03%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.83%	-2.77%	-1.26%

Effective December 31, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/ClearBridge Large Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Erica Furfaro	December 2024	Portfolio Manager, ClearBridge
Margaret Vitrano	September 2017	Portfolio Manager, ClearBridge

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/Dreyfus Government Money Market Fund, please add the following after the second paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will add the Bloomberg U.S. Aggregate Index as the Fund's primary benchmark and the Bloomberg USD 1 Month Cash Deposit Index as the Fund’s secondary benchmark.

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/JPMorgan Global Allocation Fund, please add the following after the second paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate Index with the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate ex-China Index as the Fund's secondary benchmark.

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/PPM America High Yield Bond Fund, please add the following after the fourth paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the ICE Bank of America U.S. High Yield Constrained Index (Net) with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as the Fund's secondary benchmark.

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/T. Rowe Price U.S. High Yield Fund, please add the following after the fourth paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the ICE Bank of America U.S. High Yield Constrained Index (Net) with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as the Fund's secondary benchmark.

This Supplement is dated December 13, 2024.

Supplement Dated January 17, 2025

To The Prospectus Dated April 29, 2024, as amended October 21, 2024

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 31, 2024, please delete all references to and information for Bradley C. Tank.

Effective December 31, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Neuberger Berman Strategic Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Thanos Bardas, PhD	April 2012	Managing Director, NBIA
David M. Brown, CFA	April 2012	Managing Director, NBIA
Ashok Bhatia, CFA	December 2017	Managing Director, NBIA
Robert Dishner	December 2024	Managing Director, NBIA
Thomas Sobanski, CFA	December 2024	Senior Vice President, NBIA

Effective January 1, 2025, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Balanced Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Charles M. Shriver, CFA	August 2018	Co-Chair of Investment Advisory Committee, T. Rowe Price
Toby M. Thompson, CFA, CAIA	August 2018	Co-Chair of Investment Advisory Committee, T. Rowe Price
Christina Dove Noonan, CFA	January 2025	Co-Chair of Investment Advisory Committee, T. Rowe Price

Effective January 1, 2025, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Growth Stock Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Joseph B. Fath, CPA	2014	Co-Chair of Investment Advisory Committee, T. Rowe Price
James Stillwagon	January 2025	Co-Chair of Investment Advisory Committee, T. Rowe Price

Effective January 1, 2025, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Co-Chair of Investment Advisory Committee, T. Rowe Price
Donald J. Easley, CFA	January 2025	Co-Chair of Investment Advisory Committee, T. Rowe Price
Ashley R. Woodruff, CFA	January 2025	Co-Chair of Investment Advisory Committee, T. Rowe Price

This Supplement is dated January 17, 2025.

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VADV7338 01/25

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– Asset Allocation Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$33	0.30%

Management's discussion of fund performance

The fund’s Class 1 shares gained 16.73% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.

Holdings in most equity sectors produced positive returns for the fund, with utilities, information technology, financials and communication services companies particularly additive to results. Consumer discretionary, consumer staples and materials shares were also positive, though below the portfolio’s overall return.

In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
Asset Allocation Fund — Class 1*	16.73%	8.59%	8.59%
S&P 500 Index†	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index†	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index†	1.25%	(0.33)%	1.35%

Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

* Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$27,086	Commonstocks 67.42%
Total number of portfolio holdings	1,841	Mortgage-backed obligations 10.18%
Total advisory fees paid (in millions)	$71	U.S. Treasury bonds & notes 6.39%
Portfolio turnover rate including mortgage dollar roll transactions	129%	U.S. corporate bonds, notes & loans 5.05%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%	Corporate bonds, notes & loans of issuers outside the U.S. 1.15%
		Asset-backed obligations 2.45%
		Other bonds, notes & debt instruments 0.23%
		Investment funds 5.05%
		Other securities 0.04%
		Short-term securities & other assets less liabilities 2.04%*
*Includes derivatives.

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-070-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– Capital Income Builder

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$28	0.27%

Management's discussion of fund performance

The fund’s Class 1 shares gained 10.45% for the year ended December 31, 2024. That result compares with a 12.43% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite the uncertainties of the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K. economy contracted. Japan's growth was steady, China faced stagnant consumption and rising debt, and India showed strong growth but struggled with inflation. Global bond funds had record-level inflows and easing inflation enabled central banks to lower interest rates.

Over the period, the fund’s equity holdings in information technology, industrials and financials were particularly additive to the fund’s total return, as were holdings domiciled in the U.S. and the Pacific ex-Japan region.

Conversely, equity holdings in the materials and real estate sectors saw negative returns for the period, as did equities domiciled in Japan. The fund’s fixed income holdings showed positive returns, though less than the overall portfolio average. High-yield bonds offered the best returns during the period.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
Capital Income Builder — Class 1*	10.45%	6.28%	5.70%
MSCI ACWI (All Country World Index)†	17.49%	10.06%	9.23%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index†	12.43%	7.09%	7.02%
Bloomberg U.S. Aggregate Index†	1.25%	(0.33)%	1.35%

Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

* Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$1,369	Financials 14.65%
Total number of portfolio holdings	1,037	Information technology 11.49%
Total advisory fees paid (in millions)	$3	Health care 9.61%
Portfolio turnover rate including mortgage dollar roll transactions	107%	Industrials 9.44%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%	Consumer staples 8.01%
		Utilities 6.02%
		Energy 5.03%
		Other sectors 13.73%
		Other securities 0.16%
		Bonds, notes & other debt instruments 15.07%
		Investment funds 2.26%
		Short-term securities & other assets less liabilities 4.53%*
*Includes derivatives.

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-101-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– Capital World Bond Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$47	0.48%

Management's discussion of fund performance

The fund’s Class 1 shares lost 2.76% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.

The fund’s less-than-benchmark holdings in Japanese government bonds contributed to its comparative returns, as did its greater- than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac). Off-benchmark allocations to Egyptian and Argentine government bonds also contributed to the fund’s results. Sector and currency allocations further supported the fund’s comparative returns.

Conversely, the fund’s off-benchmark allocation to Brazilian government bonds detracted from results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative results. In addition, currency management and duration positioning weighed on returns. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
Capital World Bond Fund — Class 1*	(2.76%)	(2.16%)	0.16%
Bloomberg Global Aggregate Index†	(1.69%)	(1.96%)	0.15%
Consumer Price Index†	2.89%	4.20%	3.00%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

* Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$1,448	Bonds & notes of governments & government agencies outside the U.S. 42.51%
Total number of portfolio holdings	1,194	U.S. corporate bonds, notes & loans 11.59%
Total advisory fees paid (in millions)	$7	Corporate bonds, notes & loans of issuers outside the U.S. 15.01%
Portfolio turnover rate including mortgage dollar roll transactions	269%	Mortgage-backed obligations 21.05%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%	U.S. Treasury bonds & notes 4.48%
		Asset-backed obligations 0.89%
		Supranational debt 0.25%
		Other bonds, notes & debt instruments 0.15%
		Investment funds 1.46%
		Common stocks 0.13%
		Other securities 0.01%
		Options purchased 0.00%*
		Short-term securities & other assets less liabilities 2.47%†

		*Less than 0.01%.
		†Includes derivatives.

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-101-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– Global Growth Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$44	0.41%

Management's discussion of fund performance

The fund’s Class 1 shares gained 13.94% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.

Holdings in a majority of equity sectors produced positive contribution for the fund, with shares of information technology, financials and communication services companies particularly additive to results. Industrials and consumer discretionary sectors were also positive, although below the portfolio’s overall return. Geographically, investments based in the U.S., Taiwan and Canada were additive.

Conversely, holdings in the consumer staples, energy and utilities sectors weighed on results during the period. Likewise, investments in South Korea, Germany and India posted negative overall returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
Global Growth Fund — Class 1*	13.94%	10.04%	11.02%
MSCI ACWI (All Country World Index)†	17.49%	10.06%	9.23%

* Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$8,058	Information technology 27.29%
Total number of portfolio holdings	164	Consumer discretionary 14.82%
Total advisory fees paid (in millions)	$30	Industrials 14.16%
Portfolio turnover rate	41%	Financials 13.21%
		Health care 11.87%
		Communication services 5.74%
		Other sectors 8.91%
		Other securities 0.25%
		Short-term securities & other assets less liabilities 3.75%

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-077-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– Global Small Capitalization Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Global Small Capitalization Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$68	0.67%

Management's discussion of fund performance

The fund’s Class 1 shares gained 2.59% for the year ended December 31, 2024. That result compares with a 7.66% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund's fiscal year, U.S. economic growth remained solid, despite election uncertainties, high interest rates and a slowing labor market. Europe and Japan saw modest growth while the U.K. economy contracted in September and October. China faced stagnant consumption, a property crisis and rising debt. India showed resilience with strong growth and investment, despite inflation.

Overall, less than half of the fund’s sectors added positive returns to the portfolio, with utilities, financials and energy holdings being particularly additive. Likewise, information technology and industrials holdings saw returns surpassing those of the overall portfolio. Regionally, shares of companies based in the U.S., emerging markets and the U.K. were particularly additive.

In terms of detractors, holdings in consumer staples, communication services and materials saw the largest negative returns during the period. Likewise, investments in companies domiciled in Canada, the Pacific and European regions posted negative overall returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
Global Small Capitalization Fund — Class 1*	2.59%	3.26%	6.07%
MSCI ACWI IMI Index†	16.37%	9.67%	9.00%
MSCI All Country World Small Cap Index†	7.66%	6.68%	7.26%

Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

* Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$2,990	Industrials 23.73%
Total number of portfolio holdings	284	Consumer discretionary 16.33%
Total advisory fees paid (in millions)	$19	Health care 14.99%
Portfolio turnover rate	47%	Information technology 13.74%
		Financials 12.46%
		Other sectors 15.33%
		Other securities 0.95%
		Short-term securities & other assets less liabilities 2.47%

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-075-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– Growth Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$39	0.34%

Management's discussion of fund performance

The fund’s Class 1 shares gained 31.96% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS- returns-1.

What factors influenced results

During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.

Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way. Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to relative results.

In terms of detractors, holdings in consumer staples, communication services and materials saw the largest negative returns during the period. Likewise, investments in companies domiciled in Canada, the Pacific and European regions posted negative overall returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
Global Fund — Class 1*	31.96%	19.12%	16.88%
S&P 500 Index†	25.02%	14.53%	13.10%

* Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$47,703	Information technology 23.86%
Total number of portfolio holdings	226	Communication services 19.85%
Total advisory fees paid (in millions)	$134	Consumer discretionary 15.98%
Portfolio turnover rate	23%	Health care 11.73%
		Industrials 10.63%
		Financials 8.19%
		Others sectors 7.52%
		Other Securities 0.29%
		Short-term securities & other assets less liabilities 1.95%

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-027-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– Growth-Income Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$31	0.28%

Management's discussion of fund performance

The fund’s Class 1 shares gained 24.55% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS- returns-1.

What factors influenced results

During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased. Communication services and information technology were the top-returning sectors.

Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive. Financials and utilities companies also saw returns surpassing those of the overall portfolio.

Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less than the broader portfolio’s overall return.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
Growth-Income Fund — Class 1*	24.55%	13.30%	12.49%
S&P 500 Index†	25.02%	14.53%	13.10%

* Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$41,255	Information technology 23.69%
Total number of portfolio holdings	154	Industrials 13.94%
Total advisory fees paid (in millions)	$100	Health care 13.14%
Portfolio turnover rate	45%	Financials 11.20%
		Consumer discretionary 10.36%
		Communication services 10.20%
		Others sectors 14.07%
		Bond notes & other debt instruments 0.00%*
		Short-term securities & other assets less liabilities 3.40%
*Less than 0.01%.

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-026-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– International Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$53	0.52%

Management's discussion of fund performance

The fund’s Class 1 shares gained 3.40% for the year ended December 31, 2024. That result compares with a 5.53% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the three months to October. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.

Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, utilities and consumer discretionary returns surpassed those of the overall portfolio. Financials and consumer staples were also positive, though below the portfolio’s return. Geographically, holdings in companies listed in Canada and emerging markets were especially additive.

Investments in the energy, real estate and materials sectors were notable detractors to overall results. Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
International Fund — Class 1*	3.40%	1.48%	4.27%
MSCI ACWI (All Country World Index) ex USA†	5.53%	4.10%	4.80%

* Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$6,787	Industrials 20.63%
Total number of portfolio holdings	147	Information technology 14.58%
Total advisory fees paid (in millions)	$35	Consumer discretionary 11.05%
Portfolio turnover rate	35%	Financials 11.03%
		Health care 10.76%
		Materials 10.49%
		Communication services 6.77%
		Other sectors 8.51%
		Other Securities 0.35%
		Short-term securities & other assets less liabilities 5.83%

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-071-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– New World Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$59	0.57%

Management's discussion of fund performance

The fund’s Class 1 shares gained 6.86% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties related to the presidential election, high interest rates and a slowing labor market. Japan and the eurozone saw modest growth while the UK economy contracted over the period. Among emerging economies, China faced stagnant consumption, a property market crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.

Holdings in most equity sectors produced positive returns for the fund. Shares of information technology and communication services companies were particularly additive to results. Holdings in the consumer discretionary, financials and real estate sectors were also positive, though they returned less than the portfolio’s overall return. Geographically, shares of companies based in Canada, the U.S. and emerging markets were especially additive over the period.

In terms of detractors, holdings in the utilities, energy, materials and consumer staples sectors saw negative returns over the year. Likewise, investments in companies based in other European and Pacific regions posted negative overall returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
New World Fund — Class 1*	6.86%	4.80%	6.49%
MSCI ACWI (All Country World Index)†	17.49%	10.06%	9.23%
MSCI Emerging Markets Index†	7.50%	1.70%	3.64%

*Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$3,412	Information technology 17.88%
Total number of portfolio holdings	609	Financials 17.02%
Total advisory fees paid (in millions)	$18	Consumer discretionary 11.85%
Portfolio turnover rate	55%	Industrials 10.72%
		Communication services 9.97%
		Health care 8.63%
		Consumer staples 6.67%
		Materials 5.35%
		Other sectors 5.51%
		Other securities 0.60%
		Bonds, notes & other debt instruments 3.54%
		Short-term securities & other assets less liabilities 2.26%*

		*Includes derivatives.

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-076-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– The Bond Fund of America

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.24%

Management's discussion of fund performance

The fund’s Class 1 shares gained 1.50% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.

Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.

Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
The Bond Fund of America — Class 1*	1.50%	0.57%	1.93%
Bloomberg U.S. Aggregate Index†	1.25%	(0.33)%	1.35%

*Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$11,167	Mortgage-backed obligations 39.60%
Total number of portfolio holdings	2,105	U.S. corporate bonds, notes & loans 20.49%
Total advisory fees paid (in millions)	$23	Corporate bonds, notes & loans of issuers outside the U.S. 8.50%
Portfolio turnover rate including mortgage dollar roll transactions	398%	U.S. Treasury bonds & notes 17.83%
Portfolio turnover rate excluding mortgage dollar roll transactions	102%	Asset-backed obligations 6.07%
		Municipal 1.49%
		Bonds & notes of governments & government agencies outside the U.S. 0.72%
		Federal agency bonds & notes 0.10%
		Common stocks 0.00%*
		Short-term securities & other assets less liabilities 5.20%†

		*Less than 0.01%.
		†Includes derivatives.

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-078-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series®– Washington Mutual Investors Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421- 4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$29	0.26%

Management's discussion of fund performance

The fund’s Class 1 shares gained 19.40% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS- returns-1.

What factors influenced results

During the fund's fiscal year, U.S. markets outpaced other global indexes in part due to solid consumer spending and business investment. Communication services and information technology were especially strong. Despite lingering concerns over inflation, the U.S. Federal Reserve (Fed) cut interest rates for the first time in two years and forecast additional rate cuts in 2025.

Most sectors added to the fund’s positive results, with utilities, information technology and financials holdings particularly additive. Utilities had the strongest results, followed closely by information technology. Communication services, consumer discretionary and industrials returns were also positive, though below the portfolio’s overall return.

Materials and energy were the only sectors to see negative returns during the period, with materials the lower performing of the two. Health care also detracted from the broader portfolio’s return, generating results that were narrowly positive but well below the total fund.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 Year	5 Year	10 Year
Washington Mutual Investors Fund — Class 1*	19.40%	12.47%	10.54%
S&P 500 Index †	25.02%	14.53%	13.10%

*Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

† Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics		Portfolio holdings by asset type (percent of net assets)

Fund net assets (in millions)	$11,066	Information technology 22.87%
Total number of portfolio holdings	192	Financials 17.69%
Total advisory fees paid (in millions)	$24	Health care 13.43%
Portfolio turnover rate	31%	Industrials 10.67%
		Consumer staples 7.77%
		Consumer discretionary 7.37%
		Communication services 5.16%
		Other sectors 12.47%
		Other Securities 0.29%
		Short-term securities & other assets less liabilities 2.28%

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-072-0225 © 2025 Capital Group. All rights reserved.

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. INGEFP4-998-0225 © 2025 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio December 31, 2024

Common stocks 96.00%		Shares	Value (000)
Information technology 27.29%
	Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	$461,695
	Microsoft Corp.	1,065,401	449,067
	NVIDIA Corp.	2,424,287	325,557
	Broadcom, Inc.	929,070	215,396
	ASML Holding NV (ADR)	161,087	111,646
	ASML Holding NV	144,800	101,835
	Apple, Inc.	455,566	114,083
	Synopsys, Inc.[1]	181,103	87,900
	Shopify, Inc., Class A, subordinate voting shares[1]	608,475	64,699
	Arista Networks, Inc.[1]	506,932	56,031
	EPAM Systems, Inc.[1]	187,399	43,818
	Capgemini SE	255,102	41,614
	Samsung Electronics Co., Ltd.	1,068,680	38,567
	Keyence Corp.	69,400	28,239
	SAP SE	74,491	18,230
	NEC Corp.	179,300	15,403
	International Business Machines Corp.	48,049	10,563
	Fair Isaac Corp.[1]	4,311	8,583
	Xero, Ltd.[1]	61,011	6,344
			2,199,270

Consumer discretionary 14.82%
	Chipotle Mexican Grill, Inc.[1]	2,239,950	135,069
	LVMH Moët Hennessy-Louis Vuitton SE	184,476	120,627
	Amazon.com, Inc.[1]	542,180	118,949
	Booking Holdings, Inc.	18,300	90,922
	Renault SA	1,688,781	81,825
	Prosus NV, Class N	1,846,586	73,232
	Trip.com Group, Ltd. (ADR)[1]	932,676	64,038
	InterContinental Hotels Group PLC	360,000	44,844
	MercadoLibre, Inc.[1]	24,475	41,618
	LKQ Corp.	1,041,420	38,272
	MGM China Holdings, Ltd.	28,793,200	36,854
	Sanrio Co., Ltd.	950,000	33,111
	Starbucks Corp.	362,693	33,096
	lululemon athletica, Inc.[1]	82,202	31,435
	Inchcape PLC	2,991,192	28,655
	Entain PLC	3,341,847	28,622
	Flutter Entertainment PLC[1]	96,717	24,996
	Moncler SpA	449,770	23,889
	Restaurant Brands International, Inc. (CAD denominated)	318,949	20,788
	Zomato, Ltd.[1]	5,105,881	16,557
	Industria de Diseño Textil, SA	321,937	16,482
	Global-E Online, Ltd.[1]	300,000	16,359
	Ferrari NV (EUR denominated)	34,905	14,976
	Wynn Macau, Ltd.	21,430,000	14,874
	Home Depot, Inc.	35,621	13,856
	YUM! Brands, Inc.	94,493	12,677
	Guzman y Gomez, Ltd.[1]	434,906	10,892
	Evolution AB	88,523	6,795
			1,194,310

Industrials 14.16%
	Safran SA	727,948	159,017
	Comfort Systems USA, Inc.	278,016	117,895
	Ingersoll-Rand, Inc.	770,946	69,740
	Caterpillar, Inc.	185,000	67,111
	ITOCHU Corp.	1,329,660	65,448
	TransDigm Group, Inc.	50,071	63,454
	Schneider Electric SE	239,546	59,215
	Copart, Inc.[1]	1,011,807	58,068
	Ryanair Holdings PLC (ADR)	1,069,423	46,616

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Airbus SE, non-registered shares	268,262	$42,756
	GT Capital Holdings, Inc.	3,520,121	39,893
	Howmet Aerospace, Inc.	262,240	28,681
	Hitachi, Ltd.	1,115,800	27,425
	Boeing Co. (The)[1]	149,146	26,399
	Honeywell International, Inc.	111,501	25,187
	Alliance Global Group, Inc.	156,400,700	24,275
	ASSA ABLOY AB, Class B	777,100	22,846
	Techtronic Industries Co., Ltd.	1,679,500	22,140
	DSV A/S	97,734	20,692
	Daikin Industries, Ltd.	151,500	17,749
	General Electric Co.	102,437	17,085
	BayCurrent, Inc.	502,900	16,876
	Saab AB, Class B	797,272	16,816
	Carrier Global Corp.	242,000	16,519
	RS Group PLC	1,745,907	14,867
	Eaton Corp. PLC	39,327	13,051
	Recruit Holdings Co., Ltd.	167,400	11,647
	TFI International, Inc. (CAD denominated)	73,941	9,992
	Kongsberg Gruppen ASA	80,834	9,093
	SMC Corp.	22,500	8,761
	NIBE Industrier AB, Class B	360,248	1,411
			1,140,725

Financials 13.21%
	Visa, Inc., Class A	329,788	104,226
	3i Group PLC	2,292,674	101,852
	Aon PLC, Class A	244,466	87,802
	Fiserv, Inc.[1]	409,913	84,204
	AXA SA	2,209,893	78,573
	Citigroup, Inc.	890,292	62,668
	Brookfield Corp., Class A	766,870	44,057
	Blackstone, Inc.	255,000	43,967
	Tradeweb Markets, Inc., Class A	332,600	43,544
	CVC Capital Partners PLC[1]	1,959,718	42,951
	Prudential PLC	5,189,848	41,376
	Ameriprise Financial, Inc.	67,606	35,995
	VZ Holding AG	201,422	31,969
	Société Générale	1,134,000	31,751
	Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	25,269
	UBS Group AG	794,665	24,232
	CME Group, Inc., Class A	103,473	24,030
	Banco Bilbao Vizcaya Argentaria, SA	2,408,000	23,580
	Japan Post Insurance Co., Ltd.	1,156,950	21,144
	Eurobank Ergasias Services and Holdings SA	8,619,374	19,850
	Swissquote Group Holding, Ltd.	43,329	16,591
	XP, Inc., Class A	1,360,351	16,120
	KKR & Co., Inc.	101,586	15,026
	Axis Bank, Ltd.	913,022	11,339
	FinecoBank SpA	635,542	11,106
	Skandinaviska Enskilda Banken AB, Class A	608,175	8,334
	AIA Group, Ltd.	913,107	6,605
	Jackson Financial, Inc., Class A	44,327	3,860
	GMO Payment Gateway, Inc.	44,100	2,214
			1,064,235

Health care 11.87%
	Novo Nordisk AS, Class B	2,064,144	177,655
	Eli Lilly and Co.	209,940	162,074
	Vertex Pharmaceuticals, Inc.[1]	247,071	99,495
	UnitedHealth Group, Inc.	181,500	91,814
	Thermo Fisher Scientific, Inc.	160,880	83,695

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Regeneron Pharmaceuticals, Inc.[1]	83,600	$59,551
	Centene Corp.[1]	580,852	35,188
	Cigna Group (The)	126,281	34,871
	Pfizer, Inc.	1,305,400	34,632
	Sanofi	347,738	33,628
	Alnylam Pharmaceuticals, Inc.[1]	123,340	29,023
	Argenx SE (ADR)[1]	42,456	26,110
	EssilorLuxottica SA	90,005	21,871
	Siemens Healthineers AG	345,670	18,328
	Zoetis, Inc., Class A	90,200	14,696
	DexCom, Inc.[1]	179,440	13,955
	Bayer AG	537,074	10,742
	Pro Medicus, Ltd.	48,121	7,420
	Viatris, Inc.	110,678	1,378
	Euroapi SA1,2	5,869	18
			956,144

Communication services 5.74%
	Alphabet, Inc., Class A	948,455	179,543
	Meta Platforms, Inc., Class A	242,200	141,810
	Publicis Groupe SA	400,000	42,376
	Schibsted ASA, Class A	902,722	27,967
	CTS Eventim AG & Co. KGaA	224,500	18,980
	Bharti Airtel, Ltd.	868,779	16,093
	Tencent Holdings, Ltd.	297,100	15,877
	Spotify Technology SA1	30,382	13,592
	Nintendo Co., Ltd.	111,300	6,483
			462,721

Consumer staples 3.13%
	Costco Wholesale Corp.	48,946	44,848
	British American Tobacco PLC	863,200	31,301
	Dollar General Corp.	408,173	30,948
	Carrefour SA, non-registered shares	1,782,485	25,353
	Monster Beverage Corp.[1]	440,000	23,126
	Pernod Ricard SA	192,833	21,567
	Nestlé SA	261,067	21,407
	Philip Morris International, Inc.	167,000	20,098
	Walgreens Boots Alliance, Inc.	1,941,300	18,112
	Kweichow Moutai Co., Ltd., Class A	74,500	15,525
			252,285

Energy 2.69%
	Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	96,037
	Schlumberger NV	1,172,369	44,949
	Tourmaline Oil Corp.	612,792	28,358
	TotalEnergies SE	297,902	16,554
	Reliance Industries, Ltd.	1,105,000	15,652
	NAC Kazatomprom JSC (GDR)	404,535	15,271
			216,821

Materials 2.06%
	Linde PLC	248,153	103,894
	Amcor PLC (CDI)	3,567,000	33,070
	LyondellBasell Industries NV	199,925	14,849
	First Quantum Minerals, Ltd.[1]	1,128,850	14,552
			166,365

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.55%
	Torrent Power, Ltd.	1,918,769	$33,303
	FirstEnergy Corp.	286,296	11,389
			44,692

Real estate 0.48%
	Goodman Logistics (HK), Ltd. REIT	1,750,331	38,629
	Total common stocks (cost: $4,815,819,000)		7,736,197
Preferred securities 0.25%
Information technology 0.25%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	663,600	19,900
	Total preferred securities (cost: $19,864,000)		19,900

Short-term securities 3.52%
Money market investments 3.52%
	Capital Group Central Cash Fund 4.50%[3,4]	2,835,168	283,574

Money market investments purchased with collateral from securities on loan 0.00%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[3,5]	7,413	7
	Total short-term securities (cost: $283,529,000)		283,581
	Total investment securities 99.77% (cost: $5,119,212,000)		8,039,678
	Other assets less liabilities 0.23%		18,645
	Net assets 100.00%		$8,058,323

American Funds Insurance Series	4

Global Growth Fund (continued)
Investments in affiliates4

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.52%
Money market investments 3.52%
Capital Group Central Cash Fund 4.50%[3]	$295,088	$2,203,992	$2,215,565	$(6)	$65	$283,574	$17,545

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $17,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 12/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio December 31, 2024

Common stocks 96.58%		Shares	Value (000)
Industrials 23.73%
	CBIZ, Inc.[1]	644,848	$52,768
	International Container Terminal Services, Inc.	4,208,330	28,071
	Cleanaway Waste Management, Ltd.	15,692,698	25,722
	TriNet Group, Inc.	280,679	25,477
	Trelleborg AB, Class B	741,923	25,341
	UL Solutions, Inc., Class A	424,269	21,163
	Diploma PLC	365,247	19,427
	VSE Corp.	198,919	18,917
	Alaska Air Group, Inc.[1]	275,000	17,806
	AZEK Co., Inc. (The), Class A1	373,156	17,714
	Qantas Airways, Ltd.[1]	3,113,684	17,249
	Hensoldt AG	471,092	16,828
	Interpump Group SpA	365,471	16,238
	ICF International, Inc.	134,555	16,040
	Visional, Inc.[1,2]	312,872	15,847
	Comfort Systems USA, Inc.	35,109	14,888
	Saia, Inc.[1]	31,538	14,373
	Godrej Industries, Ltd.[1]	1,032,000	14,055
	MISUMI Group, Inc.	911,206	14,011
	Inox Wind, Ltd.	6,322,938	13,341
	Nexans SA	121,699	13,041
	Dayforce, Inc.[1]	176,930	12,852
	LS Electric Co., Ltd.	119,255	12,759
	First Advantage Corp.[1,2]	670,201	12,553
	Air Lease Corp., Class A	250,000	12,053
	Carel Industries SpA	608,698	11,665
	IMCD NV	71,833	10,638
	Engcon AB, Class B2	1,007,791	9,525
	Applied Industrial Technologies, Inc.	39,533	9,467
	Rumo SA	3,114,705	8,993
	XPO, Inc.[1]	63,304	8,302
	Howden Joinery Group PLC	831,191	8,225
	Reliance Worldwide Corp., Ltd.	2,633,607	8,163
	Casella Waste Systems, Inc., Class A1	76,280	8,071
	Instalco AB2	2,572,433	7,663
	Takasago Thermal Engineering Co., Ltd.	183,600	7,416
	Trex Co., Inc.[1]	102,977	7,109
	Sterling Infrastructure, Inc.[1]	41,977	7,071
	Embraer SA1	758,700	6,950
	CSW Industrials, Inc.	19,652	6,933
	Addtech AB, Class B	245,222	6,663
	Beijer Ref AB, Class B	445,805	6,558
	Sinfonia Technology Co., Ltd.	156,600	6,288
	Wizz Air Holdings PLC[1]	340,978	6,098
	dormakaba Holding AG	8,454	5,998
	Matson, Inc.	44,122	5,949
	Sulzer AG	40,000	5,770
	REV Group, Inc.	180,777	5,761
	SATS, Ltd.	2,022,100	5,387
	Georg Fischer AG	69,127	5,225
	KEI Industries, Ltd.	92,772	4,803
	MonotaRO Co., Ltd.	282,600	4,749
	Kurita Water Industries, Ltd.	125,000	4,351
	Cargotec OYJ, Class B, non-registered shares	78,655	4,179
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1,2]	495,025	3,683
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A1	389,130	292
	THK Co., Ltd.[2]	165,900	3,804
	GVS SpA[1]	724,642	3,670
	Byrna Technologies, Inc.[1]	124,671	3,592
	EuroGroup Laminations SpA[2]	1,086,059	3,148
	Adecco Group AG	122,813	3,024

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Loar Holdings, Inc.[1]	40,100	$2,964
	Herc Holdings, Inc.	15,514	2,937
	IndiaMart InterMesh, Ltd.	110,684	2,900
	SPIE SA	83,907	2,603
	Localiza Rent a Car SA, ordinary nominative shares[1]	430,853	2,245
	Delhivery Ltd.[1]	433,780	1,747
	McGrath RentCorp	4,336	485
			709,598

Consumer discretionary 16.33%
	DraftKings, Inc., Class A1	1,000,000	37,200
	Skechers USA, Inc., Class A1	537,293	36,128
	Entain PLC	3,696,208	31,657
	Lands’ End, Inc.[1,3]	2,100,000	27,594
	Boot Barn Holdings, Inc.[1]	163,055	24,755
	CAVA Group, Inc.[1]	209,414	23,622
	Ollies Bargain Outlet Holdings, Inc.[1]	208,086	22,833
	Wyndham Hotels & Resorts, Inc.	194,040	19,557
	Thor Industries, Inc.	201,786	19,313
	Inchcape PLC	1,795,461	17,200
	Sega Sammy Holdings, Inc.	843,700	16,364
	Genius Sports, Ltd.[1]	1,540,078	13,322
	YETI Holdings, Inc.[1]	336,638	12,964
	Light & Wonder, Inc.[1]	147,860	12,772
	Evolution AB	151,003	11,590
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,976,369	11,443
	Ermenegildo Zegna NV2	1,333,160	11,012
	Champion Homes, Inc.[1]	118,120	10,406
	On Holding AG, Class A1	177,977	9,748
	tonies SE, Class A1	1,149,156	9,027
	Chalet Hotels, Ltd.[1]	790,221	8,979
	Aditya Vision, Ltd.	1,409,045	8,379
	Shoei Co., Ltd.	563,400	8,020
	Five Below, Inc.[1]	66,857	7,017
	Tube Investments of India, Ltd.	166,232	6,929
	TopBuild Corp.[1]	22,196	6,911
	Camping World Holdings, Inc., Class A	320,832	6,763
	Cairn Homes PLC	2,768,483	6,643
	Steven Madden, Ltd.	145,406	6,183
	Guzman y Gomez, Ltd.[1]	241,378	6,045
	Zalando SE, non-registered shares[1]	158,289	5,309
	Sanrio Co., Ltd.	150,500	5,246
	Patrick Industries, Inc.	60,321	5,011
	MRF, Ltd.	3,180	4,843
	Lottomatica Group SpA	324,745	4,327
	Yonex Co., Ltd.	243,900	3,317
	Smartfit Escola de Ginástica e Dança SA	961,263	2,633
	Haichang Ocean Park Holdings, Ltd.[1,2]	25,170,000	1,815
	Wolverine World Wide, Inc.	71,977	1,598
	Crocs, Inc.[1]	14,031	1,537
	Arhaus, Inc., Class A	152,564	1,434
	EIH, Ltd.	163,557	802
			488,248

Health care 14.99%
	Haemonetics Corp.[1]	725,905	56,680
	Insulet Corp.[1]	207,210	54,095
	Masimo Corp.[1]	184,994	30,579
	Max Healthcare Institute, Ltd.	1,790,953	23,600
	Ensign Group, Inc. (The)	165,067	21,931
	Glenmark Pharmaceuticals, Ltd.	1,083,549	20,342
	Integer Holdings Corp.[1]	143,655	19,037

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Aster DM Healthcare, Ltd.	2,654,994	$15,927
	DiaSorin Italia SpA	139,449	14,375
	Vaxcyte, Inc.[1]	169,969	13,914
	Structure Therapeutics, Inc. (ADR)[1,2]	502,777	13,635
	Vimian Group AB (publ)[1]	3,674,771	13,216
	Bachem Holding AG2	198,039	12,608
	Ambu AS, Class B, non-registered shares	849,282	12,267
	Denali Therapeutics, Inc.[1]	593,546	12,096
	CONMED Corp.	165,469	11,325
	SKAN Group AG	122,496	10,279
	Encompass Health Corp.	110,946	10,246
	BridgeBio Pharma, Inc.[1]	224,917	6,172
	BridgeBio Pharma, Inc.[1,4]	134,457	3,689
	Establishment Labs Holdings, Inc.[1,2]	187,220	8,625
	Praxis Precision Medicines, Inc.[1]	105,510	8,120
	IDEAYA Biosciences, Inc.[1]	249,395	6,409
	ICON PLC[1]	29,656	6,219
	LivaNova PLC[1]	124,551	5,768
	iRhythm Technologies, Inc.[1]	59,421	5,358
	Addus HomeCare Corp.[1]	41,132	5,156
	Integra LifeSciences Holdings Corp.[1]	222,254	5,041
	Dr. Lal PathLabs, Ltd.	121,328	4,249
	Nordhealth AS, Class A1	1,068,506	4,156
	Angelalign Technology, Inc.	515,348	3,901
	AddLife AB, Class B	280,870	3,489
	Indegene, Ltd.[1]	233,033	1,641
	Indegene, Ltd.[1,5]	110,616	779
	Carl Zeiss Meditec AG, non-registered shares	45,549	2,146
	Hapvida Participações e Investimentos SA1	3,421,086	1,235
			448,305

Information technology 13.74%
	PAR Technology Corp.[1]	568,143	41,287
	PAR Technology Corp.[1,4]	325,484	23,653
	Silicon Laboratories, Inc.[1]	279,667	34,740
	Pegasystems, Inc.	268,191	24,995
	Credo Technology Group Holding, Ltd.[1]	358,268	24,079
	MACOM Technology Solutions Holdings, Inc.[1]	180,686	23,473
	Confluent, Inc., Class A1	647,799	18,112
	Q2 Holdings, Inc.[1]	176,773	17,792
	eMemory Technology, Inc.	168,430	17,112
	Maruwa Co., Ltd.	54,101	16,322
	Semtech Corp.[1]	262,527	16,237
	Klaviyo, Inc., Class A1	328,169	13,534
	Insight Enterprises, Inc.[1]	84,243	12,813
	Allegro MicroSystems, Inc.[1]	534,708	11,689
	Unity Software, Inc.[1]	458,114	10,294
	Xiamen Faratronic Co., Ltd., Class A	619,767	10,084
	King Slide Works Co., Ltd.	177,409	8,347
	Riken Keiki Co., Ltd.	292,200	7,069
	GitLab, Inc., Class A1	122,971	6,929
	Topicus.com, Inc., subordinate voting shares	80,400	6,798
	Tanla Platforms, Ltd.	773,627	6,052
	MKS Instruments, Inc.	56,170	5,864
	Tokyo Seimitsu Co., Ltd.	124,023	5,674
	MongoDB, Inc., Class A1	21,932	5,106
	Kokusai Electric Corp.[2]	373,779	4,972
	Lumentum Holdings, Inc.[1]	58,152	4,882
	Bentley Systems, Inc., Class B	96,702	4,516
	Softcat PLC	231,551	4,402
	Alphawave IP Group PLC[1,2]	4,021,539	4,245
	ASMPT, Ltd.	420,800	4,065

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Globant SA1	16,689	$3,578
	SentinelOne, Inc., Class A1	135,357	3,005
	SINBON Electronics Co., Ltd.	327,000	2,606
	LEM Holding SA	3,014	2,461
	HPSP Co., Ltd.	133,836	2,323
	Silvaco Group, Inc.[1,2]	158,261	1,279
	Yotpo, Ltd.[1,4,6]	678,736	550
			410,939

Financials 12.46%
	Stifel Financial Corp.	271,050	28,753
	Cholamandalam Investment and Finance Co., Ltd.	2,069,733	28,626
	Eurobank Ergasias Services and Holdings SA	11,259,860	25,931
	Vontobel Holding AG	339,219	23,752
	HDFC Asset Management Co., Ltd.	480,000	23,487
	Glacier Bancorp, Inc.	406,597	20,419
	SLM Corp.	683,650	18,855
	Lazard, Inc., Class A	352,971	18,171
	United Community Banks, Inc.	487,085	15,738
	IIFL Finance, Ltd.	3,028,075	14,578
	SiriusPoint, Ltd.[1]	800,000	13,112
	Banco del Bajio, SA2	6,460,770	12,936
	CVB FINANCIAL CORP	595,132	12,742
	Janus Henderson Group PLC	297,400	12,648
	Fukuoka Financial Group, Inc.	500,000	12,542
	Independent Bank Group, Inc.	171,590	10,410
	Baldwin Insurance Group, Inc. (The), Class A1	251,109	9,733
	Asia Commercial Joint Stock Bank	8,309,605	9,001
	360 ONE WAM, Ltd.	576,094	8,407
	Pluxee NV	385,218	7,416
	Five-Star Business Finance, Ltd.[1]	789,146	7,129
	Bridgepoint Group PLC	1,572,795	7,023
	Patria Investments, Ltd., Class A	572,494	6,658
	Haci Ömer Sabanci Holding AS	2,013,292	5,464
	Discovery, Ltd.	483,482	4,990
	EFG International AG	334,117	4,842
	JB Financial Group Co., Ltd.	294,756	3,257
	Capitec Bank Holdings, Ltd.	14,270	2,370
	BNK Financial Group, Inc.	252,332	1,763
	AvidXchange Holdings, Inc.[1]	164,986	1,706
			372,459

Materials 4.07%
	Knife River Corp.[1]	266,823	27,120
	Materion Corp.	201,513	19,926
	Sumitomo Bakelite Co., Ltd.	592,959	14,371
	LANXESS AG	383,749	9,379
	Lundin Mining Corp.	1,000,000	8,605
	Huhtamäki OYJ	242,662	8,583
	Lundin Gold, Inc.	300,000	6,399
	Resonac Holdings Co., Ltd.[2]	228,800	5,747
	Cabot Corp.	48,229	4,404
	Verallia SAS	150,450	3,784
	Acerinox, SA	330,000	3,218
	LINTEC Corp.	163,900	3,152
	Osaka Soda Co., Ltd.	149,300	1,875
	Umicore SA	181,924	1,867
	NV Bekaert SA	53,808	1,863
	Mayr-Melnhof Karton AG, non-registered shares	17,249	1,421
			121,714

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 3.76%
	Lions Gate Entertainment Corp., Class B1	3,347,177	$25,271
	Indosat Tbk PT	135,085,677	20,754
	Springer Nature AG & Co. KGaA, non-registered shares[1]	578,174	16,284
	Magnite, Inc.[1]	807,491	12,855
	Rightmove PLC	1,209,594	9,685
	Future PLC	725,208	8,378
	JCDecaux SE1	388,617	6,088
	Nexstar Media Group, Inc.	38,447	6,074
	Globalstar, Inc.[1]	2,083,518	4,313
	Nippon Television Holdings, Inc.	80,900	1,399
	Bharti Hexacom, Ltd.	75,930	1,292
			112,393

Real estate 2.48%
	Embassy Office Parks REIT	6,564,847	28,321
	Altus Group, Ltd.	259,702	10,117
	Macrotech Developers, Ltd.	442,564	7,182
	ESR-REIT REIT	35,947,873	6,712
	Mindspace Business Parks REIT	1,250,000	5,276
	Charter Hall Group REIT	587,917	5,231
	UMH Properties, Inc. REIT	275,000	5,192
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	4,849
	Fibra Uno Administración REIT, SA de CV	1,403,100	1,394
			74,274

Utilities 1.76%
	Neoenergia SA	4,812,041	14,730
	Black Hills Corp.	219,676	12,855
	Talen Energy Corp.[1]	62,137	12,519
	SembCorp Industries, Ltd.	1,536,800	6,210
	ACEN Corp.	89,624,592	6,186
			52,500

Energy 1.68%
	Weatherford International	145,888	10,450
	NuVista Energy, Ltd.[1]	986,277	9,482
	Noble Corp. PLC, Class A	279,386	8,773
	Aegis Logistics Ltd.	790,464	7,571
	CNX Resources Corp.[1]	200,000	7,334
	Vista Energy, SAB de CV, Class A (ADR)[1]	124,514	6,738
			50,348

Consumer staples 1.58%
	BBB Foods, Inc., Class A1	616,758	17,442
	Universal Robina Corp.	10,450,635	14,254
	Apotea Sverige AB1	845,173	6,421
	Kobe Bussan Co., Ltd.	235,935	5,186
	Bakkafrost P/F	70,866	3,947
			47,250
	Total common stocks (cost: $2,192,148,000)		2,888,028
Preferred securities 0.75%
Information technology 0.50%
	SmartHR, Inc., Series D, preferred shares[1,4,6]	3,006	11,207
	Yotpo, Ltd., Series F, preferred shares[1,4,6]	2,158,609	1,748
	Yotpo, Ltd., Series B, preferred shares[1,4,6]	287,894	233
	Yotpo, Ltd., Series C, preferred shares[1,4,6]	274,070	222
	Yotpo, Ltd., Series A-1, preferred shares[1,4,6]	183,819	149
	Yotpo, Ltd., Series A, preferred shares[1,4,6]	89,605	73
	Yotpo, Ltd., Series C-1, preferred shares[1,4,6]	75,980	62

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Preferred securities (continued)			Shares	Value (000)
Information technology (continued)
	Yotpo, Ltd., Series D, preferred shares[1,4,6]		42,368	$34
	Yotpo, Ltd., Series B-1, preferred shares[1,4,6]		33,838	27
	Outreach Corp., Series G, preferred shares[1,4,6]		154,354	1,104
				14,859

Financials 0.25%
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]		641,250	7,625
	Total preferred securities (cost: $28,670,000)			22,484
Rights & warrants 0.00%
Consumer discretionary 0.00%
	Smartfit Escola de Ginástica e Dança S.A., rights, expire 2/4/2025[1]		18,049	2

Convertible bonds & notes 0.20%			Principal amount (000)
Information technology 0.20%
	Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030		USD600	518
	Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029		13,359	5,603
	Total convertible bonds & notes (cost: $7,170,000)			6,121
Short-term securities 3.83%		Weighted average yield at acquisition
Bills & notes of governments & government agencies outside the U.S. 1.43%
	British Columbia (Province of) 1/17/2025	4.262%	43,000	42,912

Commercial paper 1.17%
	Nestlé Finance International, Ltd. 1/16/2025 1/16/2025[7]	4.306	35,000	34,934
			Shares
Money market investments purchased with collateral from securities on loan 0.69%
	Capital Group Central Cash Fund 4.50%[3,8,9]		199,233	19,927
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[8,9]		703,994	705
				20,632

Money market investments 0.54%
	Capital Group Central Cash Fund 4.50%[3,8]		159,973	16,001
	Total short-term securities (cost: $114,480,000)			114,479
	Total investment securities 101.36% (cost: $2,342,468,000)			3,031,114
	Other assets less liabilities (1.36)%			(40,655)
	Net assets 100.00%			$2,990,459

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.[1]	$20,076	$—	$—	$—	$7,518	$27,594	$—
Short-term securities 1.21%
Money market investments 0.54%
Capital Group Central Cash Fund 4.50%[8]	112,453	652,148	748,637	28	9	16,001	5,626
Money market investments purchased with collateral from securities on loan 0.67%
Capital Group Central Cash Fund 4.50%[8,9]	4,926	15,001 [10]				19,927	— [11]
Total short-term securities						35,928
Total 2.14%				$28	$7,527	$63,522	$5,626
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	$14,344	$11,207	.37%
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	1,748.06
Yotpo, Ltd.[1,6]	3/16/2021	1,418	550.02
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	233.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	222.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	149	.00 [12]
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	73	.00 [12]
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	62	.00 [12]
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	34	.00 [12]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	27	.00 [12]
IndiaMart InterMesh, Ltd.	2/8/2024-10/21/2024	3,688	2,900.10
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,518	1,104.04
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	12/11/2024	600	518.02
Total		$31,380	$18,827	.63%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $30,764,000, which represented 1.03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $18,827,000, which represented .63% of the net assets of the fund.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $779,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Value determined using significant unobservable inputs.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,934,000, which represented 1.17% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2024.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

American Funds Insurance Series	12

Global Small Capitalization Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

13	American Funds Insurance Series

Growth Fund
Investment portfolio December 31, 2024

Common stocks 97.76%		Shares	Value (000)
Information technology 23.86%
	Microsoft Corp.	4,957,356	$2,089,526
	Broadcom, Inc.	8,231,103	1,908,299
	NVIDIA Corp.	12,794,276	1,718,143
	Shopify, Inc., Class A, subordinate voting shares[1]	7,511,178	798,664
	Apple, Inc.	2,603,037	651,852
	Cloudflare, Inc., Class A1	5,111,309	550,386
	Salesforce, Inc.	1,391,913	465,358
	Taiwan Semiconductor Manufacturing Co., Ltd.	11,888,000	388,185
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	73,276
	MicroStrategy, Inc., Class A1	1,479,411	428,467
	Micron Technology, Inc.	3,682,235	309,897
	Constellation Software, Inc.	93,749	289,892
	Motorola Solutions, Inc.	512,000	236,662
	Synopsys, Inc.[1]	441,681	214,374
	Applied Materials, Inc.	791,069	128,652
	ASML Holding NV (ADR)	159,102	110,270
	ASML Holding NV	25,261	17,766
	Adobe, Inc.[1]	264,824	117,762
	SK hynix, Inc.	1,000,000	113,472
	Unity Software, Inc.[1]	4,935,607	110,903
	Dell Technologies, Inc., Class C	911,886	105,086
	DocuSign, Inc.[1]	922,000	82,925
	SAP SE	324,303	79,368
	AppLovin Corp., Class A1	243,000	78,691
	Atlassian Corp., Class A1	313,972	76,414
	ServiceNow, Inc.[1]	65,934	69,898
	RingCentral, Inc., Class A1	1,465,500	51,307
	Roper Technologies, Inc.	61,350	31,893
	Flex, Ltd.[1]	670,000	25,721
	ASM International NV	41,358	23,597
	Fair Isaac Corp.[1]	10,501	20,907
	MKS Instruments, Inc.	101,047	10,548
	Stripe, Inc., Class B1,2,3	168,598	4,638
			11,382,799

Communication services 19.85%
	Meta Platforms, Inc., Class A	7,034,394	4,118,708
	Netflix, Inc.[1]	2,807,260	2,502,167
	Alphabet, Inc., Class C	6,311,758	1,202,011
	Alphabet, Inc., Class A	4,065,328	769,567
	Charter Communications, Inc., Class A1	877,339	300,726
	Snap, Inc., Class A, nonvoting shares[1]	27,200,000	292,944
	Take-Two Interactive Software, Inc.[1]	410,918	75,642
	T-Mobile US, Inc.	265,000	58,493
	Comcast Corp., Class A	1,343,725	50,430
	Pinterest, Inc., Class A1	1,652,216	47,914
	Electronic Arts, Inc.	133,146	19,479
	Frontier Communications Parent, Inc.[1]	432,336	15,002
	Live Nation Entertainment, Inc.[1]	104,600	13,546
			9,466,629

Consumer discretionary 15.98%
	Tesla, Inc.[1]	7,509,093	3,032,472
	Amazon.com, Inc.[1]	5,353,667	1,174,541
	Royal Caribbean Cruises, Ltd.	2,278,615	525,654
	DoorDash, Inc., Class A1	3,000,000	503,250
	Chipotle Mexican Grill, Inc.[1]	3,319,893	200,190
	Tractor Supply Co.	3,325,000	176,425
	Airbnb, Inc., Class A1	1,335,319	175,474
	Home Depot, Inc.	436,781	169,903
	Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	156,823
	Booking Holdings, Inc.	30,364	150,861

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Hermès International	61,000	$145,533
	Aramark	3,218,114	120,068
	NIKE, Inc., Class B	1,477,671	111,815
	Amadeus IT Group SA, Class A, non-registered shares	1,534,941	107,979
	O’Reilly Automotive, Inc.[1]	79,800	94,627
	Service Corp. International	1,123,495	89,677
	Evolution AB	1,012,589	77,723
	D.R. Horton, Inc.	478,018	66,836
	Ulta Beauty, Inc.[1]	150,000	65,240
	Rivian Automotive, Inc., Class A1,4	4,608,897	61,298
	Floor & Decor Holdings, Inc., Class A1	437,000	43,569
	Starbucks Corp.	443,476	40,467
	Flutter Entertainment PLC[1]	154,604	39,957
	Burlington Stores, Inc.[1]	137,767	39,272
	YUM! Brands, Inc.	246,744	33,103
	Aptiv Holdings, Ltd.[1]	518,218	31,342
	Five Below, Inc.[1]	252,000	26,450
	Wayfair, Inc., Class A1	514,000	22,780
	DraftKings, Inc., Class A1	608,086	22,621
	Polaris, Inc.	371,000	21,377
	Churchill Downs, Inc.	148,149	19,784
	Helen of Troy, Ltd.[1]	269,597	16,130
	Marriott International, Inc., Class A	56,000	15,621
	YETI Holdings, Inc.[1]	325,329	12,528
	TopBuild Corp.[1]	40,220	12,522
	Caesars Entertainment, Inc.[1]	356,300	11,908
	Hilton Worldwide Holdings, Inc.	36,119	8,927
			7,624,747

Health care 11.73%
	Intuitive Surgical, Inc.[1]	1,991,933	1,039,709
	Eli Lilly and Co.	782,664	604,217
	Vertex Pharmaceuticals, Inc.[1]	1,400,227	563,871
	UnitedHealth Group, Inc.	1,034,942	523,536
	Alnylam Pharmaceuticals, Inc.[1]	1,819,629	428,177
	Regeneron Pharmaceuticals, Inc.[1]	463,907	330,455
	Boston Scientific Corp.[1]	2,735,918	244,372
	Thermo Fisher Scientific, Inc.	403,339	209,829
	Illumina, Inc.[1]	1,365,139	182,424
	HCA Healthcare, Inc.	535,904	160,852
	Novo Nordisk AS, Class B	1,420,580	122,265
	Abbott Laboratories	997,405	112,816
	Danaher Corp.	408,661	93,808
	Sarepta Therapeutics, Inc.[1]	607,663	73,886
	Molina Healthcare, Inc.[1]	252,936	73,617
	Mettler-Toledo International, Inc.[1]	57,256	70,063
	Exact Sciences Corp.[1]	1,192,321	66,996
	BioNTech SE (ADR)[1]	562,734	64,124
	QIAGEN NV1	1,393,917	62,071
	Centene Corp.[1]	1,012,211	61,320
	Ascendis Pharma AS (ADR)[1]	444,896	61,249
	Ionis Pharmaceuticals, Inc.[1]	1,674,900	58,554
	Bristol-Myers Squibb Co.	944,357	53,413
	Guardant Health, Inc.[1]	1,705,050	52,089
	Insmed, Inc.[1]	726,167	50,135
	AstraZeneca PLC	343,952	44,774
	NovoCure, Ltd.[1]	1,498,493	44,655
	Veeva Systems, Inc., Class A1	156,283	32,858
	Verily Life Sciences, LLC[1,2,3]	300,178	31,351
	Align Technology, Inc.[1]	133,840	27,907
	IQVIA Holdings, Inc.[1]	105,500	20,732

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Amgen, Inc.	55,569	$14,483
	CRISPR Therapeutics AG1,4	334,619	13,171
	Biohaven, Ltd.[1]	65,550	2,448
			5,596,227

Industrials 10.63%
	TransDigm Group, Inc.	738,047	935,312
	Uber Technologies, Inc.[1]	6,127,000	369,581
	GE Vernova, Inc.	1,114,637	366,638
	General Electric Co.	2,046,671	341,364
	Quanta Services, Inc.	777,614	245,765
	Carrier Global Corp.	3,453,172	235,714
	Axon Enterprise, Inc.[1]	366,366	217,739
	Ingersoll-Rand, Inc.	2,296,640	207,754
	United Airlines Holdings, Inc.[1]	2,096,327	203,553
	Caterpillar, Inc.	499,375	181,153
	United Rentals, Inc.	253,448	178,539
	Ryanair Holdings PLC (ADR)	3,665,055	159,760
	Ryanair Holdings PLC	96,554	1,900
	Copart, Inc.[1]	2,348,144	134,760
	Boeing Co. (The)[1]	684,135	121,092
	FTAI Aviation, Ltd.	820,915	118,245
	Dayforce, Inc.[1]	1,586,142	115,217
	Eaton Corp. PLC	319,772	106,123
	Equifax, Inc.	366,771	93,472
	Republic Services, Inc.	437,004	87,916
	Old Dominion Freight Line, Inc.	490,000	86,436
	Southwest Airlines Co.	2,515,000	84,554
	Airbus SE, non-registered shares	426,445	67,967
	ITT, Inc.	343,000	49,008
	WillScot Holdings Corp., Class A1	1,437,590	48,087
	Casella Waste Systems, Inc., Class A1	440,826	46,644
	Northrop Grumman Corp.	94,803	44,490
	MTU Aero Engines AG	112,013	37,351
	XPO, Inc.[1]	263,564	34,566
	HEICO Corp.	137,622	32,718
	Paylocity Holding Corp.[1]	162,773	32,468
	Bombardier, Inc., Class B1	370,826	25,217
	FedEx Corp.	68,327	19,222
	Safran SA	64,065	13,995
	Saia, Inc.[1]	26,620	12,132
	Tetra Tech, Inc.	276,900	11,032
	Einride AB1,2,3	78,648	720
			5,068,204

Financials 8.19%
	Visa, Inc., Class A	2,748,550	868,652
	KKR & Co., Inc.	2,622,010	387,821
	Fiserv, Inc.[1]	1,815,629	372,967
	Bank of America Corp.	7,760,600	341,078
	Mastercard, Inc., Class A	595,726	313,691
	Toast, Inc., Class A1	6,420,036	234,010
	Apollo Asset Management, Inc.	1,286,147	212,420
	Blackstone, Inc.	954,531	164,580
	Affirm Holdings, Inc., Class A1	2,250,362	137,047
	Brookfield Corp., Class A	1,700,522	97,695
	Block, Inc., Class A1	920,219	78,209
	Blue Owl Capital, Inc., Class A	3,123,772	72,659
	Marsh & McLennan Companies, Inc.	325,585	69,158
	First Citizens BancShares, Inc., Class A	27,726	58,586
	Truist Financial Corp.	1,350,366	58,579
	Progressive Corp.	241,257	57,808

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Citigroup, Inc.	814,590	$57,339
	Ryan Specialty Holdings, Inc., Class A	870,000	55,819
	Capital One Financial Corp.	313,000	55,814
	Ares Management Corp., Class A	310,500	54,968
	UBS Group AG	1,535,000	46,808
	MSCI, Inc.	47,348	28,409
	Intercontinental Exchange, Inc.	176,208	26,257
	Discover Financial Services	122,282	21,183
	Aon PLC, Class A	57,337	20,593
	Arch Capital Group, Ltd.	159,854	14,763
			3,906,913

Energy 2.75%
	Halliburton Co.	11,600,000	315,404
	EOG Resources, Inc.	2,059,870	252,499
	Schlumberger NV	6,312,103	242,006
	Cenovus Energy, Inc. (CAD denominated)	10,602,535	160,722
	MEG Energy Corp.	7,061,794	115,940
	Canadian Natural Resources, Ltd. (CAD denominated)	2,847,609	87,917
	EQT Corp.	1,711,648	78,924
	ConocoPhillips	313,568	31,097
	Tourmaline Oil Corp.	596,759	27,616
			1,312,125

Consumer staples 2.19%
	Performance Food Group Co.[1]	3,559,500	300,956
	Costco Wholesale Corp.	287,855	263,753
	Target Corp.	900,000	121,662
	Philip Morris International, Inc.	711,723	85,656
	Dollar General Corp.	1,124,488	85,259
	Monster Beverage Corp.[1]	927,284	48,738
	Dollar Tree Stores, Inc.[1]	561,983	42,115
	Constellation Brands, Inc., Class A	147,125	32,514
	Keurig Dr Pepper, Inc.	903,000	29,004
	Estée Lauder Companies, Inc. (The), Class A	350,812	26,304
	Celsius Holdings, Inc.[1]	197,664	5,206
	JUUL Labs, Inc., Class A1,2,3,5	2,496,349	2,534
			1,043,701

Materials 1.48%
	Wheaton Precious Metals Corp.	2,842,409	159,857
	ATI, Inc.[1]	2,086,140	114,821
	Linde PLC	255,125	106,813
	Albemarle Corp.	1,072,000	92,278
	Grupo México, SAB de CV, Series B	19,156,155	90,889
	Royal Gold, Inc.	599,000	78,978
	Franco-Nevada Corp.	340,400	40,002
	Glencore PLC	5,275,000	23,193
			706,831

Utilities 0.61%
	Constellation Energy Corp.	720,882	161,269
	PG&E Corp.	6,311,495	127,366
			288,635

Real estate 0.49%
	CoStar Group, Inc.[1]	2,042,142	146,197
	Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	88,736
			234,933
	Total common stocks (cost: $19,708,330,000)		46,631,744

17	American Funds Insurance Series

Growth Fund (continued)
Preferred securities 0.25%		Shares	Value (000)
Information technology 0.25%
	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2,3]	2,763,342	$76,019
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	52,656	1,449
	PsiQuantum Corp., Series D, preferred shares[1,2,3]	906,761	38,311
	Tipalti Solutions, Ltd., Series F, preferred shares[1,2,3]	406,310	3,072
			118,851

Industrials 0.00%
	Einride AB, Series C, preferred shares[1,2,3]	154,765	1,416
	Total preferred securities (cost: $93,750,000)		120,267
Rights & warrants 0.03%
Information technology 0.03%
	Openai Global, LLC, rights[1,2,3]	13,740,540	13,740
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	53,352	— [6]
	Total rights & warrants (cost: $13,741,000)		13,740
Convertible stocks 0.01%
Materials 0.01%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	5,237

Industrials 0.00%
	ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2,3]	809,003	565
	ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2,3]	171,920	120
	Total convertible stocks (cost: $18,269,000)		5,922
Short-term securities 2.23%
Money market investments 2.19%
	Capital Group Central Cash Fund 4.50%[7,8]	10,454,554	1,045,665

Money market investments purchased with collateral from securities on loan 0.04%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[7,9]	14,975,169	14,975
	Capital Group Central Cash Fund 4.50%[7,8,9]	40,315	4,032
			19,007
	Total short-term securities (cost: $1,064,474,000)		1,064,672
	Total investment securities 100.28% (cost: $20,898,564,000)		47,836,345
	Other assets less liabilities (0.28)%		(133,402)
	Net assets 100.00%		$47,702,943

American Funds Insurance Series	18

Growth Fund (continued)
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.20%
Money market investments 2.19%
Capital Group Central Cash Fund 4.50%[7]	$588,273	$5,050,919	$4,593,709	$(5)	$187	$1,045,665	$55,620
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.50%[7,9]	5,032		1,000 [10]			4,032	— [11]
Total 2.20%				$(5)	$187	$1,049,697	$55,620
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2]	3/15/2023	$55,638	$76,019	.16%
Stripe, Inc., Class B1,2	5/6/2021	6,766	4,638.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	2,113	1,449	.00 [12]
PsiQuantum Corp., Series D, preferred shares[1,2]	5/28/2021	23,781	38,311.08
Verily Life Sciences, LLC[1,2]	12/21/2018	37,000	31,351.07
Openai Global, LLC, rights[1,2]	9/30/2024	13,741	13,740.03
Tipalti Solutions, Ltd., Series F, preferred shares[1,2]	12/1/2021	6,956	3,072.01
JUUL Labs, Inc., Class A1,2,5	7/29/2024	19,001	2,534	.00 [12]
Einride AB, Series C, preferred shares[1,2]	11/23/2022-8/1/2024	5,262	1,416	.00 [12]
Einride AB1,2	2/1/2023	2,674	720	.00 [12]
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2]	12/14/2023	1,382	565	.00 [12]
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2]	10/22/2021	10,452	120	.00 [12]
Total		$184,766	$173,935	.36%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $173,935,000, which represented .36% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $20,610,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,534,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

19	American Funds Insurance Series

International Fund
Investment portfolio December 31, 2024

Common stocks 93.82%		Shares	Value (000)
Industrials 20.63%
	Recruit Holdings Co., Ltd.	3,670,082	$255,353
	Airbus SE, non-registered shares	1,377,270	219,511
	Siemens AG	531,381	103,769
	Techtronic Industries Co., Ltd.	7,310,000	96,365
	Melrose Industries PLC	13,583,234	94,139
	MTU Aero Engines AG	229,720	76,601
	Rolls-Royce Holdings PLC[1]	10,425,950	74,180
	Diploma PLC	1,289,802	68,602
	Volvo AB, Class B	2,581,408	62,636
	Schneider Electric SE	226,770	56,057
	SMC Corp.	120,410	46,886
	International Container Terminal Services, Inc.	6,806,450	45,402
	Rumo SA	11,886,856	34,322
	Safran SA	152,619	33,339
	Daikin Industries, Ltd.	283,174	33,175
	Ashtead Group PLC	424,022	26,227
	Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	17,246
	Thales SA	92,053	13,134
	AtkinsRealis Group, Inc.	221,436	11,748
	Grab Holdings, Ltd., Class A1	2,056,505	9,707
	Deutsche Post AG	253,300	8,917
	Airports of Thailand PCL, foreign registered shares	4,083,600	7,050
	Kingspan Group PLC	76,000	5,528
			1,399,894

Information technology 14.58%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,960,936	227,299
	SAP SE	659,476	161,396
	Shopify, Inc., Class A, subordinate voting shares[1]	1,446,034	153,757
	ASML Holding NV	152,318	107,123
	SK hynix, Inc.	748,425	84,925
	Disco Corp.	127,900	34,523
	Constellation Software, Inc.	10,239	31,661
	Renesas Electronics Corp.	1,975,500	25,114
	Infineon Technologies AG	679,458	22,069
	Keyence Corp.	53,700	21,851
	Tokyo Electron, Ltd.	138,900	21,049
	STMicroelectronics NV	808,062	20,155
	NXP Semiconductors NV	96,785	20,117
	Tata Consultancy Services, Ltd.	411,789	19,642
	Zhongji Innolight Co., Ltd., Class A	956,800	16,151
	OBIC Co., Ltd.	255,000	7,566
	Canva, Inc.[1,2,3]	4,819	6,168
	BE Semiconductor Industries NV	38,396	5,193
	Samsung Electronics Co., Ltd.	110,160	3,975
			989,734

Consumer discretionary 11.05%
	MercadoLibre, Inc.[1]	82,885	140,941
	adidas AG	489,054	120,096
	Flutter Entertainment PLC[1]	255,834	66,120
	LVMH Moët Hennessy-Louis Vuitton SE	99,264	64,908
	Meituan, Class B1	2,920,000	56,653
	Evolution AB	586,121	44,989
	Ferrari NV (EUR denominated)	100,997	43,332
	Las Vegas Sands Corp.	766,828	39,384
	Maruti Suzuki India, Ltd.	255,266	32,340
	Sands China, Ltd.[1]	7,730,000	20,767
	NEXT PLC	165,572	19,677
	H World Group, Ltd. (ADR)	587,501	19,405
	PUMA SE, non-registered shares	276,959	12,669
	Zalando SE, non-registered shares[1]	354,654	11,895

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Galaxy Entertainment Group, Ltd.	2,820,000	$11,881
	Fast Retailing Co., Ltd.	33,500	11,316
	Stellantis NV	668,835	8,778
	Compagnie Financière Richemont SA, Class A	57,415	8,727
	Kering SA	26,349	6,458
	Hermès International	2,060	4,915
	Coupang, Inc., Class A1	205,714	4,522
			749,773

Financials 11.03%
	Nu Holdings, Ltd., Class A1	14,448,928	149,691
	Banco Bilbao Vizcaya Argentaria, SA	11,994,591	117,455
	NatWest Group PLC	14,661,543	73,797
	Standard Chartered PLC	5,888,269	72,536
	3i Group PLC	1,240,038	55,089
	KB Financial Group, Inc.	916,740	51,993
	Aegon, Ltd.	7,348,773	43,491
	ING Groep NV	2,687,965	42,031
	Kotak Mahindra Bank, Ltd.	1,625,203	33,835
	AIA Group, Ltd.	3,986,097	28,835
	HDFC Bank, Ltd. (ADR)	207,750	13,267
	HDFC Bank, Ltd.	532,601	11,017
	Mizuho Financial Group, Inc.	916,500	22,360
	Bank Mandiri (Persero) Tbk PT	27,858,000	9,807
	Bank Central Asia Tbk PT	13,486,900	8,082
	ICICI Bank, Ltd.	485,000	7,253
	Futu Holdings, Ltd. (ADR)	52,123	4,169
	Bajaj Finserv, Ltd.	195,550	3,576
			748,284

Health care 10.76%
	Daiichi Sankyo Co., Ltd.	9,090,425	249,871
	Novo Nordisk AS, Class B	2,661,633	229,079
	UCB SA	340,362	67,547
	Sanofi	468,082	45,265
	Zealand Pharma AS1	350,425	34,814
	Eurofins Scientific SE, non-registered shares	587,074	29,947
	Grifols, SA, Class A, non-registered shares[1]	2,252,585	21,262
	AstraZeneca PLC	146,842	19,115
	Alcon, Inc.	132,413	11,213
	WuXi AppTec Co., Ltd., Class H4	920,200	6,701
	WuXi AppTec Co., Ltd., Class A	288,960	2,176
	bioMérieux SA	71,913	7,688
	Ambu AS, Class B, non-registered shares	398,719	5,759
			730,437

Materials 10.49%
	First Quantum Minerals, Ltd.[1]	14,456,903	186,362
	Glencore PLC	38,713,759	170,220
	Ivanhoe Mines, Ltd., Class A1	6,385,274	75,782
	Ivanhoe Mines, Ltd., Class A1,3	3,675,281	43,619
	Shin-Etsu Chemical Co., Ltd.	1,525,800	50,458
	Anglo American PLC	1,626,353	48,185
	Rio Tinto PLC	585,198	34,447
	Grupo México, SAB de CV, Series B	5,747,400	27,269
	Arkema SA	189,600	14,458
	Smurfit Westrock PLC	211,114	11,371
	Air Liquide SA	67,630	10,934
	Akzo Nobel NV	178,117	10,695
	Nippon Sanso Holdings Corp.	338,100	9,389

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Nitto Denko Corp.	525,600	$8,789
	Antofagasta PLC	328,421	6,500
	DSM-Firmenich AG	30,930	3,123
			711,601

Communication services 6.77%
	Bharti Airtel, Ltd.	6,297,619	116,652
	Bharti Airtel, Ltd., interim shares	271,584	3,731
	Tencent Holdings, Ltd.	1,811,878	96,829
	Universal Music Group NV	2,900,417	74,017
	Sea, Ltd., Class A (ADR)[1]	677,385	71,870
	Deutsche Telekom AG	1,074,644	32,161
	Intouch Holdings PCL, foreign registered[1]	10,237,300	28,847
	Singapore Telecommunications, Ltd.	5,800,500	13,060
	NetEase, Inc.	673,316	12,012
	Advanced Info Service PCL, foreign registered shares	1,250,600	10,436
			459,615

Energy 4.05%
	Reliance Industries, Ltd.	11,090,400	157,096
	Canadian Natural Resources, Ltd. (CAD denominated)	1,990,782	61,464
	Cenovus Energy, Inc. (CAD denominated)	3,720,704	56,401
			274,961

Consumer staples 3.19%
	JBS SA	11,851,004	70,122
	Danone SA	871,867	58,663
	Ajinomoto Co., Inc.	1,148,150	46,719
	Kweichow Moutai Co., Ltd., Class A	79,152	16,494
	Suntory Beverage & Food, Ltd.[4]	322,200	10,228
	Avenue Supermarts, Ltd.[1]	198,145	8,241
	Treasury Wine Estates, Ltd.	843,782	5,917
			216,384

Utilities 1.00%
	Gulf Energy Development PCL, foreign registered	11,894,900	20,570
	Engie SA	991,006	15,709
	E.ON SE	1,035,361	12,055
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	760,600	10,897
	SembCorp Industries, Ltd.	2,195,700	8,872
			68,103

Real estate 0.27%
	ESR Group, Ltd.	6,639,483	10,224
	Ayala Land, Inc.	18,147,800	8,158
			18,382
	Total common stocks (cost: $4,746,087,000)		6,367,168
Preferred securities 0.35%
Consumer discretionary 0.20%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[4]	223,027	13,491

Financials 0.09%
	Itaú Unibanco Holding SA, preferred nominative shares	1,185,631	5,894

American Funds Insurance Series	22

International Fund (continued)
Preferred securities (continued)		Shares	Value (000)

Health care 0.05%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	$3,835

Information technology 0.01%
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	540
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	23
	Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
			564
	Total preferred securities (cost: $36,565,000)		23,784
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	— [5]
	Total rights & warrants (cost: $0)		— [5]

Short-term securities 5.86%
Money market investments 5.84%
	Capital Group Central Cash Fund 4.50%[6,7]	3,963,968	396,476

Money market investments purchased with collateral from securities on loan 0.02%
	Capital Group Central Cash Fund 4.50%[6,7,8]	9,998	1,000
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[6,8]	246,411	246
			1,246
	Total short-term securities (cost: $397,677,000)		397,722
	Total investment securities 100.03% (cost: $5,180,329,000)		6,788,674
	Other assets less liabilities (0.03)%		(2,156)
	Net assets 100.00%		$6,786,518
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.86%
Money market investments 5.84%
Capital Group Central Cash Fund 4.50%[6]	$202,026	$1,697,170	$1,502,773	$9	$44	$396,476	$13,875
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.50%[6,8]	47	953 [9]				1,000	— [10]
Total 5.86%				$9	$44	$397,476	$13,875

23	American Funds Insurance Series

International Fund (continued)
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$43,619	.64%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	6,168.09
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	540.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	23	.00 [11]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [11]
Total		$41,929	$50,351	.74%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $50,351,000, which represented .74% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $5,960,000, which represented .09% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
Refer to the notes to financial statements.

American Funds Insurance Series	24

New World Fund®
Investment portfolio December 31, 2024

Common stocks 93.60%		Shares	Value (000)
Information technology 17.88%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,210,274	$202,787
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,019	1,584
	Microsoft Corp.	211,032	88,950
	Broadcom, Inc.	262,375	60,829
	NVIDIA Corp.	382,572	51,376
	SK hynix, Inc.	240,088	27,243
	ASML Holding NV	36,404	25,602
	ASML Holding NV (ADR)	2,208	1,531
	SAP SE	69,394	16,983
	SAP SE (ADR)[1]	4,613	1,136
	Keyence Corp.	42,400	17,253
	Apple, Inc.	67,217	16,833
	Synopsys, Inc.[2]	31,177	15,132
	Capgemini SE	57,522	9,383
	MediaTek, Inc.	200,000	8,587
	ASM International NV	14,023	8,001
	E Ink Holdings, Inc.	893,000	7,358
	Coforge, Ltd.	62,041	7,002
	Tokyo Electron, Ltd.	43,800	6,637
	eMemory Technology, Inc.	61,000	6,197
	Tata Consultancy Services, Ltd.	117,647	5,612
	Globant SA2	19,426	4,165
	TDK Corp.	290,600	3,740
	Advantech Co., Ltd.	311,000	3,272
	Samsung Electronics Co., Ltd.	68,286	2,464
	EPAM Systems, Inc.[2]	6,651	1,555
	Oracle Corp.	9,038	1,506
	Applied Materials, Inc.	8,503	1,383
	Zhongji Innolight Co., Ltd., Class A	72,989	1,232
	KLA Corp.	1,835	1,156
	Micron Technology, Inc.	13,723	1,155
	Accenture PLC, Class A	2,807	988
	Lattice Semiconductor Corp.[2]	11,336	642
	Canva, Inc.[2,3,4]	385	493
	Disco Corp.	1,400	378
			610,145

Financials 17.02%
	Nu Holdings, Ltd., Class A2	3,437,666	35,614
	PB Fintech, Ltd.[2]	1,441,998	35,467
	Mastercard, Inc., Class A	60,680	31,952
	Banco Bilbao Vizcaya Argentaria, SA	3,229,869	31,628
	AIA Group, Ltd.	3,563,200	25,776
	Bank Mandiri (Persero) Tbk PT	68,924,200	24,263
	Bank Central Asia Tbk PT	39,507,923	23,676
	Capitec Bank Holdings, Ltd.	141,946	23,576
	HDFC Bank, Ltd.	973,796	20,143
	Visa, Inc., Class A	52,552	16,609
	Kotak Mahindra Bank, Ltd.	750,815	15,631
	Ping An Insurance (Group) Company of China, Ltd., Class H	2,489,544	14,653
	Eurobank Ergasias Services and Holdings SA	5,758,887	13,263
	Cholamandalam Investment and Finance Co., Ltd.	934,913	12,930
	Discovery, Ltd.	1,215,978	12,550
	XP, Inc., Class A	1,053,385	12,483
	Shriram Finance, Ltd.	314,111	10,565
	AU Small Finance Bank, Ltd.	1,577,810	10,296
	Hana Financial Group, Inc.	247,331	9,458
	KB Financial Group, Inc.	165,909	9,410
	ICICI Bank, Ltd. (ADR)	165,173	4,932
	ICICI Bank, Ltd.	298,469	4,463
	UniCredit SpA	232,246	9,272
	B3 SA - Brasil, Bolsa, Balcao	5,324,587	9,132

25	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	National Bank of Greece SA	1,095,662	$8,668
	Grupo Financiero Banorte, SAB de CV, Series O	1,334,588	8,575
	S&P Global, Inc.	16,983	8,458
	PICC Property and Casualty Co., Ltd., Class H	4,852,000	7,660
	Hong Kong Exchanges and Clearing, Ltd.	190,200	7,220
	Bank of the Philippine Islands	3,336,728	7,029
	Axis Bank, Ltd.	526,257	6,536
	Brookfield Corp., Class A	112,675	6,473
	BSE, Ltd.	95,870	5,963
	Aon PLC, Class A	16,068	5,771
	China Merchants Bank Co., Ltd., Class H	908,000	4,652
	China Merchants Bank Co., Ltd., Class A	198,500	1,067
	Canara Bank	4,698,993	5,468
	Bajaj Finserv, Ltd.	290,936	5,321
	HSBC Holdings PLC (GBP denominated)	491,890	4,834
	Samsung Fire & Marine Insurance Co., Ltd.	19,244	4,679
	Emirates NBD Bank PJSC	766,007	4,473
	Bajaj Finance, Ltd.	55,090	4,386
	Standard Chartered PLC	348,769	4,296
	Commercial International Bank - Egypt (CIB) SAE (GDR)	2,216,946	3,286
	Commercial International Bank - Egypt (CIB) SAE	644,623	995
	Woori Financial Group, Inc.	388,339	4,034
	Al Rajhi Banking and Investment Corp., non-registered shares	140,766	3,538
	Alpha Services and Holdings SA	2,097,209	3,499
	Banco BTG Pactual SA, units	779,046	3,432
	Moody’s Corp.	6,818	3,227
	DBS Group Holdings, Ltd.	83,740	2,679
	Edenred SA	80,856	2,641
	China Construction Bank Corp., Class H	3,075,000	2,557
	Max Financial Services, Ltd.[2]	181,296	2,359
	Akbank TAS	1,272,608	2,303
	Erste Group Bank AG	36,295	2,243
	BNP Paribas SA	34,449	2,110
	Vietnam Technological and Commercial JSCB (The)	1,848,800	1,806
	Prudential PLC	202,489	1,614
	Abu Dhabi Islamic Bank PJSC	366,210	1,377
	Bank of Ningbo Co., Ltd., Class A	404,900	1,346
	BDO Unibank, Inc.	482,090	1,194
	Bank of Baroda	399,145	1,118
	Haci Ömer Sabanci Holding AS	365,183	991
	Société Générale	35,259	987
	Bajaj Housing Finance, Ltd.[2]	595,117	884
	Asia Commercial Joint Stock Bank	615,800	667
	Power Finance Corp., Ltd.	90,119	471
	Sberbank of Russia PJSC[3]	2,662,164	— [5]
			580,629

Consumer discretionary 11.85%
	MercadoLibre, Inc.[2]	36,977	62,877
	Trip.com Group, Ltd. (ADR)[2]	546,928	37,552
	Meituan, Class B2	1,449,000	28,113
	LVMH Moët Hennessy-Louis Vuitton SE	40,245	26,316
	H World Group, Ltd. (ADR)	529,626	17,493
	H World Group, Ltd.	360,900	1,199
	Midea Group Co., Ltd., Class A	1,774,068	18,257
	Eicher Motors, Ltd.	262,412	14,780
	Galaxy Entertainment Group, Ltd.	3,365,000	14,177
	adidas AG	53,879	13,231
	BYD Co., Ltd., Class H	181,000	6,172
	BYD Co., Ltd., Class A	153,508	5,936
	Hyundai Motor India, Ltd.[2,6]	225,666	4,761
	Hyundai Motor India, Ltd.[2]	213,018	4,494

American Funds Insurance Series	26

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Jumbo SA	340,209	$9,008
	Compagnie Financière Richemont SA, Class A	53,654	8,156
	Titan Co., Ltd.	202,486	7,687
	TVS Motor Co., Ltd.	271,959	7,524
	Maruti Suzuki India, Ltd.	58,895	7,461
	Shenzhou International Group Holdings, Ltd.	915,000	7,214
	Sands China, Ltd.[2]	2,309,600	6,205
	Zomato, Ltd.[2]	1,891,919	6,135
	Booking Holdings, Inc.	1,154	5,734
	lululemon athletica, Inc.[2]	14,781	5,652
	Tesla, Inc.[2]	13,138	5,306
	Ferrari NV (EUR denominated)	12,138	5,208
	Alibaba Group Holding, Ltd. (ADR)	40,506	3,435
	Alibaba Group Holding, Ltd.	160,672	1,705
	Naspers, Ltd., Class N	22,738	5,020
	Hermès International	2,010	4,795
	Amadeus IT Group SA, Class A, non-registered shares	57,319	4,032
	Evolution AB	48,283	3,706
	Mahindra & Mahindra, Ltd.	102,363	3,586
	Aptiv Holdings, Ltd.[2]	56,931	3,443
	Inchcape PLC	318,142	3,048
	PDD Holdings, Inc. (ADR)[2]	30,678	2,976
	Industria de Diseño Textil, SA	54,325	2,781
	Starbucks Corp.	28,914	2,638
	Stellantis NV	199,931	2,624
	Li Ning Co., Ltd.	1,175,155	2,473
	Swiggy, Ltd.[2]	229,843	1,452
	Swiggy, Ltd.[2,6]	145,236	918
	Marriott International, Inc., Class A	7,853	2,191
	YUM! Brands, Inc.	15,667	2,102
	Airbnb, Inc., Class A2	14,710	1,933
	Pepkor Holdings, Ltd.	1,142,823	1,749
	China Tourism Group Duty Free Corp., Ltd., Class H1	249,652	1,707
	Tube Investments of India, Ltd.	39,256	1,636
	Hilton Worldwide Holdings, Inc.	5,742	1,419
	NIKE, Inc., Class B	18,711	1,416
	Renault SA	25,328	1,227
	Shangri-La Asia, Ltd.[1]	1,774,000	1,210
	Magazine Luiza SA2	956,497	1,003
	Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	726
	Cyrela Brazil Realty SA, ordinary nominative shares	179,166	504
			404,103

Industrials 10.72%
	Airbus SE, non-registered shares	262,652	41,862
	International Container Terminal Services, Inc.	4,423,480	29,506
	Safran SA	91,319	19,948
	Techtronic Industries Co., Ltd.	1,409,000	18,574
	Shenzhen Inovance Technology Co., Ltd., Class A	2,212,302	17,712
	Rolls-Royce Holdings PLC[2]	2,202,587	15,671
	Copa Holdings, SA, Class A	152,679	13,417
	Rumo SA	4,472,420	12,914
	Contemporary Amperex Technology Co., Ltd., Class A	294,876	10,723
	Airports of Thailand PCL, foreign registered shares	6,164,400	10,643
	Carrier Global Corp.	138,343	9,443
	TransDigm Group, Inc.	7,302	9,254
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	448,123	7,877
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	6,508	1,139
	Larsen & Toubro, Ltd.	214,105	9,008
	General Electric Co.	52,438	8,746
	Daikin Industries, Ltd.	73,900	8,658
	Hitachi, Ltd.	341,000	8,381

27	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	DSV A/S	36,642	$7,758
	BAE Systems PLC	479,919	6,885
	Schneider Electric SE	26,546	6,562
	Siemens AG	32,046	6,258
	Uber Technologies, Inc.[2]	98,798	5,960
	Caterpillar, Inc.	15,491	5,620
	Wizz Air Holdings PLC[2]	281,598	5,036
	Mitsui & Co., Ltd.	239,300	4,965
	IMCD NV	33,524	4,965
	LS Electric Co., Ltd.	44,464	4,757
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	638,864	4,612
	CCR SA, ordinary nominative shares	2,424,436	3,991
	InPost SA2	222,481	3,805
	Ayala Corp.	348,310	3,603
	Interpump Group SpA	78,970	3,509
	GE Vernova, Inc.	10,547	3,469
	SMC Corp.	7,600	2,959
	Leonardo SpA	109,609	2,950
	SM Investments Corp.	189,650	2,941
	Bureau Veritas SA	95,425	2,900
	Weichai Power Co., Ltd., Class H	976,000	1,494
	Weichai Power Co., Ltd., Class A	744,200	1,394
	GT Capital Holdings, Inc.	214,690	2,433
	Boeing Co. (The)[2]	11,952	2,116
	Localiza Rent a Car SA, ordinary nominative shares[2]	392,647	2,046
	Ingersoll-Rand, Inc.	22,287	2,016
	Grab Holdings, Ltd., Class A2	360,901	1,703
	Shanghai International Airport Co., Ltd., Class A	347,800	1,625
	Embraer SA2	131,598	1,206
	Epiroc AB, Class B	67,124	1,044
	Legrand SA	7,032	681
	Haitian International Holdings, Ltd.	189,146	514
	MISUMI Group, Inc.	25,400	391
			365,644

Communication services 9.97%
	Tencent Holdings, Ltd.	1,668,651	89,175
	Meta Platforms, Inc., Class A	95,664	56,012
	Alphabet, Inc., Class C	137,269	26,142
	Alphabet, Inc., Class A	136,113	25,766
	Bharti Airtel, Ltd.	1,885,857	34,932
	Bharti Airtel, Ltd., interim shares	61,802	849
	NetEase, Inc.	1,175,600	20,972
	NetEase, Inc. (ADR)	22,480	2,006
	MTN Group, Ltd.	2,745,420	13,401
	América Móvil, SAB de CV, Class B (ADR)	557,111	7,972
	Netflix, Inc.[2]	8,553	7,623
	KT Corp. (ADR)[1]	376,998	5,851
	Telefónica, SA, non-registered shares	1,363,666	5,556
	KANZHUN, Ltd., Class A (ADR)[2]	393,910	5,436
	Telkom Indonesia (Persero) Tbk PT, Class B	27,433,400	4,602
	Indus Towers, Ltd.[2]	1,069,134	4,261
	Intouch Holdings PCL, foreign registered	910,237	2,565
	Intouch Holdings PCL, foreign registered[2]	512,600	1,444
	True Corp. PCL, nonvoting depository receipts[2]	11,870,500	3,839
	Singapore Telecommunications, Ltd.	1,488,000	3,350
	Vodafone Group PLC	3,703,365	3,158
	Advanced Info Service PCL, foreign registered shares	341,900	2,853
	Tencent Music Entertainment Group, Class A (ADR)	248,342	2,819
	Sea, Ltd., Class A (ADR)[2]	24,821	2,634
	TIM SA	1,018,641	2,402

American Funds Insurance Series	28

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Informa PLC	175,657	$1,750
	Baidu, Inc., Class A (ADR)[2]	19,016	1,603
	JCDecaux SE2	69,627	1,091
			340,064

Health care 8.63%
	Novo Nordisk AS, Class B	535,623	46,100
	Max Healthcare Institute, Ltd.	3,271,327	43,107
	Eli Lilly and Co.	51,553	39,799
	Thermo Fisher Scientific, Inc.	45,542	23,692
	AstraZeneca PLC	124,126	16,158
	Laurus Labs, Ltd.	1,929,807	13,561
	BeiGene, Ltd. (ADR)[2]	63,775	11,780
	BeiGene, Ltd.[2]	36,200	512
	Jiangsu Hengrui Medicine Co., Ltd., Class A	1,595,388	10,017
	Abbott Laboratories	84,447	9,552
	Rede D’Or Sao Luiz SA	1,767,731	7,271
	Danaher Corp.	31,501	7,231
	EssilorLuxottica SA	29,196	7,095
	Innovent Biologics, Inc.[2]	1,488,373	7,014
	WuXi AppTec Co., Ltd., Class H1	791,000	5,760
	WuXi AppTec Co., Ltd., Class A	161,119	1,213
	Zai Lab, Ltd. (ADR)[2]	215,619	5,647
	Aspen Pharmacare Holdings, Ltd.	634,597	5,550
	Mankind Pharma, Ltd.[2]	156,394	5,262
	Revvity, Inc.	37,230	4,155
	Teva Pharmaceutical Industries, Ltd. (ADR)[2]	138,594	3,055
	Lupin, Ltd.	90,605	2,493
	OdontoPrev SA	1,390,271	2,444
	Zoetis, Inc., Class A	11,854	1,931
	Alcon, Inc.	20,866	1,767
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	48,700	1,699
	Siemens Healthineers AG	30,936	1,640
	Align Technology, Inc.[2]	6,902	1,439
	Legend Biotech Corp. (ADR)[2]	43,938	1,430
	Asahi Intecc Co., Ltd.	71,500	1,159
	Mettler-Toledo International, Inc.[2]	940	1,150
	Medtronic PLC	14,130	1,129
	Straumann Holding AG	6,028	757
	Angelalign Technology, Inc.[1]	88,406	669
	Wuxi Biologics (Cayman), Inc.[2]	240,500	543
	Hypera SA, ordinary nominative shares	154,123	450
	CanSino Biologics, Inc., Class H2	35,921	146
			294,377

Consumer staples 6.67%
	Kweichow Moutai Co., Ltd., Class A	178,770	37,253
	ITC, Ltd.	3,981,236	22,478
	Varun Beverages, Ltd.	2,383,723	17,723
	Nestlé SA	199,381	16,349
	Ajinomoto Co., Inc.	356,799	14,519
	Monster Beverage Corp.[2]	206,308	10,844
	Arca Continental, SAB de CV	1,147,876	9,510
	British American Tobacco PLC	254,486	9,228
	JBS SA	1,380,199	8,167
	Dino Polska SA, non-registered shares[2]	84,131	7,940
	Constellation Brands, Inc., Class A	32,761	7,240
	Carlsberg A/S, Class B	65,395	6,264
	Shoprite Holdings, Ltd.	385,446	6,015
	Tsingtao Brewery Co., Ltd., Class H	821,634	6,010
	Anheuser-Busch InBev SA/NV	114,564	5,732
	Avenue Supermarts, Ltd.[2]	130,521	5,429

29	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	United Spirits, Ltd.	210,703	$3,996
	KT&G Corp.	51,173	3,699
	Budweiser Brewing Co., APAC, Ltd.	3,808,300	3,673
	Masan Group Corp.[2]	1,332,700	3,657
	Philip Morris International, Inc.	26,765	3,221
	Haleon PLC	530,219	2,498
	Coca-Cola Co.	38,792	2,415
	JD Health International, Inc.[2]	631,150	2,284
	L’Oréal SA, non-registered shares	6,411	2,263
	WH Group, Ltd.	2,658,000	2,061
	Danone SA	28,009	1,885
	Dabur India, Ltd.	296,175	1,746
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	1,143,368	1,612
	BBB Foods, Inc., Class A2	43,099	1,219
	Mondelez International, Inc., Class A	9,629	575
			227,505

Materials 5.35%
	First Quantum Minerals, Ltd.[2]	1,977,690	25,494
	Freeport-McMoRan, Inc.	640,690	24,397
	Linde PLC	44,730	18,727
	APL Apollo Tubes, Ltd.	581,386	10,652
	Vale SA, ordinary nominative shares	684,518	6,050
	Vale SA (ADR), ordinary nominative shares	447,496	3,969
	Barrick Gold Corp.	613,346	9,507
	Tata Steel, Ltd.	5,914,585	9,505
	Glencore PLC	1,881,833	8,274
	Amcor PLC (CDI)	783,277	7,262
	Grupo México, SAB de CV, Series B	1,495,880	7,097
	Sika AG	27,006	6,418
	Zijin Mining Group Co., Ltd., Class H	3,052,000	5,586
	Albemarle Corp.	52,784	4,544
	Shin-Etsu Chemical Co., Ltd.	132,200	4,372
	Southern Copper Corp.	45,419	4,139
	Nutrien, Ltd. (CAD denominated)	67,323	3,012
	Anhui Conch Cement Co., Ltd., Class H	1,122,000	2,882
	Loma Negra Compania Industrial Argentina SA (ADR)[2]	222,019	2,651
	Fresnillo PLC	257,915	2,010
	Ivanhoe Mines, Ltd., Class A2	155,242	1,842
	Givaudan SA	405	1,775
	Asian Paints, Ltd.	66,580	1,773
	SRF, Ltd.	64,202	1,676
	Arkema SA	21,099	1,609
	Indorama Ventures PCL, foreign registered shares	2,228,400	1,608
	Corteva, Inc.	27,079	1,542
	BASF SE	29,554	1,299
	Akzo Nobel NV	20,823	1,250
	Antofagasta PLC	45,109	893
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	555
	Gerdau SA (ADR)	55,796	161
	Alrosa PJSC[3]	1,123,215	— [5]
			182,531

Energy 2.57%
	TotalEnergies SE	361,750	20,102
	Reliance Industries, Ltd.	1,174,672	16,639
	ADNOC Drilling Co. PJSC	5,206,498	7,548
	New Fortress Energy, Inc., Class A1	419,605	6,344
	Vista Energy, SAB de CV, Class A (ADR)[2]	115,065	6,226
	Galp Energia, SGPS, SA, Class B	366,264	6,072
	Cheniere Energy, Inc.	27,498	5,909
	Adnoc Gas PLC	4,968,807	4,748

American Funds Insurance Series	30

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Shell PLC (GBP denominated)	112,411	$3,490
	Chevron Corp.	20,205	2,926
	Exxon Mobil Corp.	25,866	2,782
	Schlumberger NV	64,009	2,454
	Borr Drilling, Ltd.[1,2]	347,864	1,357
	INPEX Corp.[1]	42,700	535
	Saudi Arabian Oil Co.	54,835	409
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	240
	Rosneft Oil Co. PJSC[3]	588,661	— [5]
			87,781

Real estate 1.58%
	Macrotech Developers, Ltd.	2,009,655	32,615
	China Resources Mixc Lifestyle Services, Ltd.	1,600,000	5,955
	KE Holdings, Inc., Class A (ADR)	258,710	4,765
	Prestige Estates Projects, Ltd.	236,800	4,685
	CK Asset Holdings, Ltd.	869,500	3,572
	Fibra Uno Administración REIT, SA de CV	1,733,627	1,723
	Longfor Group Holdings, Ltd.	399,346	514
	ALLOS SA, ordinary nominative shares	60,765	179
			54,008

Utilities 1.36%
	Equatorial Energia SA, ordinary nominative shares	1,558,936	6,913
	Power Grid Corporation of India, Ltd.	1,765,014	6,357
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[2]	434,304	6,222
	SembCorp Industries, Ltd.	1,240,700	5,013
	Gulf Energy Development PCL, foreign registered	2,829,615	4,893
	Torrent Power Ltd.	247,921	4,303
	NTPC, Ltd.	1,011,858	3,940
	Engie SA	177,777	2,818
	NTPC Green Energy, Ltd.[2]	1,273,054	1,892
	NTPC Green Energy, Ltd.[2,6]	548,826	815
	CPFL Energia SA	449,965	2,301
	AES Corp.	74,426	958
			46,425
	Total common stocks (cost: $2,187,745,000)		3,193,212
Preferred securities 0.59%
Financials 0.20%
	Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,156,636	5,737
	Itaú Unibanco Holding SA, preferred nominative shares	247,183	1,229
			6,966

Real estate 0.18%
	QuintoAndar, Ltd., Series E, preference shares[2,3,4]	32,657	4,888
	QuintoAndar, Ltd., Series E-1, preference shares[2,3,4]	8,400	1,257
			6,145

Information technology 0.13%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	144,493	4,333
	Canva, Inc., Series A, noncumulative preferred shares[2,3,4]	34	44
	Canva, Inc., Series A-3, noncumulative preferred shares[2,3,4]	1	1
			4,378

31	American Funds Insurance Series

New World Fund® (continued)
Preferred securities (continued)	Shares	Value (000)

Consumer discretionary 0.08%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	46,497	$2,812
Getir BV, Series D, preferred shares[2,3,4]	7,768	— [5]
		2,812
Total preferred securities (cost: $28,832,000)		20,301
Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	232
Total convertible stocks (cost: $285,000)		232
Bonds, notes & other debt instruments 3.54%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.09%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	USD200	166
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	890
Angola (Republic of) 9.50% 11/12/2025	400	401
Angola (Republic of) 8.25% 5/9/2028	600	565
Angola (Republic of) 8.00% 11/26/2029[7]	445	399
Angola (Republic of) 8.75% 4/14/2032[7]	280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[8]	1,127	750
Argentine Republic 5.00% 1/9/2038	601	422
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL10,699	1,572
Brazil (Federative Republic of) 6.00% 5/15/2027[9]	27,871	4,327
Brazil (Federative Republic of) 10.00% 1/1/2031	4,628	597
Brazil (Federative Republic of) 6.00% 8/15/2032[9]	5,047	739
Brazil (Federative Republic of) 10.00% 1/1/2033	32,168	4,007
Brazil (Federative Republic of) 10.00% 1/1/2035	48,600	5,912
Brazil (Federative Republic of) 6.00% 8/15/2050[9]	9,160	1,240
Chile (Republic of) 6.00% 4/1/2033	CLP720,000	727
Chile (Republic of) 5.30% 11/1/2037	480,000	457
Chile (Republic of) 4.34% 3/7/2042	USD350	294
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY25,910	3,849
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	5,610	808
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,281
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,500	1,603
China (People’s Republic of) 2.57% 5/20/2054	4,480	693
Colombia (Republic of) 3.25% 4/22/2032	USD700	538
Colombia (Republic of) 8.00% 11/14/2035	200	202
Colombia (Republic of) 5.20% 5/15/2049	755	509
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,308,300	244
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	426
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[9]	6,870	504
Colombia (Republic of), Series B, 9.25% 5/28/2042	1,413,700	248
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	137
Czech Republic 1.95% 7/30/2037	CZK17,900	568
Dominican Republic 8.625% 4/20/2027[7]	USD575	592
Dominican Republic 5.50% 2/22/2029[7]	275	267
Dominican Republic 7.05% 2/3/2031[7]	150	154
Dominican Republic 5.875% 1/30/2060	1,725	1,463
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	524
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	92
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	311
Egypt (Arab Republic of) 8.875% 5/29/2050	755	605
Egypt (Arab Republic of) 8.15% 11/20/2059[7]	500	369
Gabonese Republic 7.00% 11/24/2031	500	373
Honduras (Republic of) 6.25% 1/19/2027	875	851
Honduras (Republic of) 5.625% 6/24/2030[7]	281	252

American Funds Insurance Series	32

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Hungary (Republic of) 6.25% 9/22/2032[7]	USD330	$337
India (Republic of) 7.32% 11/13/2030	INR39,150	471
India (Republic of) 6.54% 1/17/2032	166,170	1,919
India (Republic of) 7.18% 7/24/2037	103,060	1,237
Indonesia (Republic of) 6.625% 2/17/2037	USD300	330
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR15,813,000	964
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	801
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	5,666,000	339
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,688
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	48,335,000	2,927
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	509
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	24,009,000	1,497
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,430	768
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	4,376	1,071
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	478
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	248
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	3,116	687
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	263
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	955
Mongolia (State of) 4.45% 7/7/2031	300	261
Morocco (Kingdom of) 5.95% 3/8/2028[7]	255	257
Mozambique (Republic of) 9.00% 9/15/2031	1,100	866
Nigeria (Republic of) 7.625% 11/21/2025[7]	358	357
Nigeria (Republic of) 7.625% 11/21/2025	342	341
Oman (Sultanate of) 6.00% 8/1/2029	715	725
Oman (Sultanate of) 6.75% 1/17/2048	485	492
Panama (Republic of) 3.75% 4/17/2026	100	97
Panama (Republic of) 4.50% 4/16/2050	200	124
Panama (Republic of) 6.853% 3/28/2054	590	505
Panama (Republic of) 7.875% 3/1/2057	1,000	967
Panama (Republic of) 4.50% 1/19/2063	200	118
Paraguay (Republic of) 4.95% 4/28/2031	320	307
Peru (Republic of) 3.00% 1/15/2034	225	181
Peru (Republic of) 6.55% 3/14/2037	360	376
Peru (Republic of) 2.78% 12/1/2060	100	53
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]	400	340
Philippines (Republic of) 6.375% 10/23/2034	145	156
Philippines (Republic of) 3.95% 1/20/2040	500	417
Poland (Republic of) 4.875% 10/4/2033	560	539
Poland (Republic of) 5.75% 4/25/2029	PLN4,500	1,100
Poland (Republic of) 5.00% 10/25/2034	7,075	1,607
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,316
Romania 6.625% 9/27/2029	EUR395	442
Romania 2.00% 1/28/2032	1,375	1,133
Romania 5.25% 5/30/2032	450	456
Romania 2.00% 4/14/2033	300	236
Romania 5.625% 5/30/2037	390	388
Romania 2.875% 4/13/2042	335	226
Romania 5.125% 6/15/2048[7]	USD500	380
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	690
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	860	804
Senegal (Republic of) 4.75% 3/13/2028	EUR600	572
Senegal (Republic of) 4.75% 3/13/2028	200	191
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[7]	USD1,010	990
South Africa (Republic of) 7.10% 11/19/2036[7]	200	195
South Africa (Republic of) 11.625% 3/31/2053	ZAR9,182	508
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	34,122	1,607
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	564
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	42,638	2,058
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,470
Thailand (Kingdom of) 2.875% 12/17/2028	THB1,737	52

33	American Funds Insurance Series

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Thailand (Kingdom of) 3.45% 6/17/2043	THB77,433	$2,503
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY40,595	963
	Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	221
	Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY67,970	1,369
	Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	626
	Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,192
	United Mexican States 4.75% 3/8/2044	800	610
	United Mexican States 3.75% 4/19/2071	200	111
	United Mexican States, Series M, 7.50% 6/3/2027	MXN14,460	659
	United Mexican States, Series M20, 8.50% 5/31/2029	30,918	1,405
	United Mexican States, Series M, 7.75% 5/29/2031	61,881	2,649
	United Mexican States, Series M, 7.50% 5/26/2033	38,770	1,573
	United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,539
	United Mexican States, Series M30, 8.50% 11/18/2038	23,600	966
	United Mexican States, Series M, 8.00% 7/31/2053	23,949	872
	United Mexican States, Series S, 4.00% 10/29/2054[9]	16,116	596
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	USD75	9
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]	930	120
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]	805	96
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]	800	114
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	180	25
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]	230	34
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]	65	9
			105,390
Corporate bonds, notes & loans 0.45%
Energy 0.09%
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[7]	410	405
	Oleoducto Central SA 4.00% 7/14/2027[7]	255	241
	Oleoducto Central SA 4.00% 7/14/2027	200	189
	Petroleos Mexicanos 6.49% 1/23/2027	175	170
	Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,023
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	181
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]	430	303
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[7]	250	261
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[7]	390	388
			3,161

Materials 0.08%
	Braskem Idesa SAPI 7.45% 11/15/2029	725	578
	Braskem Idesa SAPI 7.45% 11/15/2029[7]	300	239
	Braskem Netherlands Finance BV 8.50% 1/12/2031[7]	355	356
	CSN Resources SA 8.875% 12/5/2030[7]	400	399
	PT Krakatau Posco 6.375% 6/11/2027	345	346
	Sasol Financing USA, LLC 8.75% 5/3/2029[4]	720	731
			2,649

Communication services 0.06%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,710	651
	América Móvil, SAB de CV 9.50% 1/27/2031	24,000	1,084
	PLDT, Inc. 2.50% 1/23/2031	USD210	180
	Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	380	253
			2,168

American Funds Insurance Series	34

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials 0.06%
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	USD400	$363
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]	340	352
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	267
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	600	563
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	400	423
			1,968

Consumer discretionary 0.05%
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	264
	Meituan 3.05% 10/28/2030[7]	400	354
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[7]	345	347
	MercadoLibre, Inc. 3.125% 1/14/2031	200	174
	Sands China, Ltd. 4.375% 6/18/2030	220	205
	Wynn Macau, Ltd. 5.625% 8/26/2028	260	251
			1,595

Utilities 0.05%
	Aegea Finance SARL 9.00% 1/20/2031[7]	275	281
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[7]	265	232
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	412	369
	Greenko Dutch BV 3.85% 3/29/2026[7]	179	174
	Greenko Dutch BV 3.85% 3/29/2026	179	174
	San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[8]	350	355
			1,585

Industrials 0.02%
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[7]	335	339
	LATAM Airlines Group SA 7.875% 4/15/2030[7]	355	360
	Mexico City Airport Trust 4.25% 10/31/2026	200	196
			895

Health care 0.02%
	Biocon Biologics Global PLC 6.67% 10/9/2029[7]	260	249
	Rede D’Or Finance SARL 4.50% 1/22/2030	480	430
			679

Consumer staples 0.02%
	NBM US Holdings, Inc. 7.00% 5/14/2026[4]	200	200
	NBM US Holdings, Inc. 6.625% 8/6/2029[4]	420	423
			623
	Total corporate bonds, notes & loans		15,323
	Total bonds, notes & other debt instruments (cost: $133,489,000)		120,713
Short-term securities 3.19%		Shares
Money market investments 2.78%
	Capital Group Central Cash Fund 4.50%[11,12]	946,664	94,686

35	American Funds Insurance Series

New World Fund® (continued)
Short-term securities (continued)		Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.36%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[11,13]		12,387,262	$12,387
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	905
Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	54
Nigeria (Republic of) 2/20/2025	17.782	113,775	71
Nigeria (Republic of) 2/25/2025	18.036	346,521	216
Nigeria (Republic of) 3/6/2025	17.801	308,558	192
Nigeria (Republic of) 3/13/2025	17.900	151,700	94
Nigeria (Republic of) 3/27/2025	18.586	221,188	136
			1,668
Total short-term securities (cost: $108,854,000)			108,741
Total investment securities 100.93% (cost: $2,459,205,000)			3,443,199
Other assets less liabilities (0.93)%			(31,600)
Net assets 100.00%			$3,411,599
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	34	4/3/2025	USD6,991	$(4)
5 Year Euro-Bobl Futures	Short	3	3/10/2025	(366)	5
5 Year U.S. Treasury Note Futures	Long	3	4/3/2025	319	(2)
10 Year Euro-Bund Futures	Short	14	3/10/2025	(1,935)	51
10 Year Ultra U.S. Treasury Note Futures	Long	4	3/31/2025	445	(6)
20 Year U.S. Treasury Note Futures	Long	4	3/31/2025	455	(13)
30 Year Ultra U.S. Treasury Bond Futures	Long	3	3/31/2025	356	(20)
					$11
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,533	EUR	2,402	UBS AG	1/8/2025	$44
TRY	15,745	USD	434	Goldman Sachs	1/9/2025	7
USD	760	BRL	4,640	Citibank	1/10/2025	10
USD	721	BRL	4,410	Morgan Stanley	1/10/2025	9
USD	509	MXN	10,527	Morgan Stanley	1/10/2025	6
USD	321	IDR	5,119,045	Citibank	1/10/2025	4
USD	284	THB	9,780	Citibank	1/10/2025	(1)
INR	15,237	USD	180	HSBC Bank	1/10/2025	(2)

American Funds Insurance Series	36

New World Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
CLP	105,700	USD	109	Citibank	1/10/2025	$(3)
BRL	3,540	USD	606	JPMorgan Chase	1/10/2025	(34)
USD	21	CNH	155	UBS AG	1/14/2025	— [5]
USD	87	THB	2,940	Citibank	1/15/2025	1
PLN	245	USD	60	Standard Chartered Bank	1/15/2025	(1)
CNH	6,835	USD	943	Citibank	1/15/2025	(11)
CZK	12,335	USD	519	Standard Chartered Bank	1/15/2025	(12)
CZK	21,885	USD	919	UBS AG	1/15/2025	(19)
HUF	439,112	USD	1,124	Citibank	1/15/2025	(19)
USD	1,383	ZAR	25,009	Standard Chartered Bank	1/17/2025	60
USD	883	EUR	839	Morgan Stanley	1/17/2025	13
USD	1,447	MYR	6,442	Standard Chartered Bank	1/17/2025	8
TRY	13,760	USD	381	Barclays Bank PLC	1/17/2025	1
USD	805	TRY	29,135	Standard Chartered Bank	1/17/2025	(5)
ZAR	8,970	USD	507	Goldman Sachs	1/17/2025	(32)
USD	589	EUR	560	Morgan Stanley	1/23/2025	9
USD	941	ZAR	17,141	JPMorgan Chase	1/24/2025	35
EUR	85	USD	89	BNP Paribas	1/24/2025	(1)
USD	452	MXN	9,195	Morgan Stanley	1/27/2025	13
						$80
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$(5)	$—	$(5)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,000	$(35)	$—	$(35)
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL2,000	(64)	—	(64)
							$(99)	$—	$(99)

37	American Funds Insurance Series

New World Fund® (continued)
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.78%
Money market investments 2.78%
Capital Group Central Cash Fund 4.50%[11]	$135,440	$690,940	$731,739	$37	$8	$94,686	$8,105
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[2,3]	5/26/2021	$5,258	$4,888	.14%
QuintoAndar, Ltd., Series E-1, preference shares[2,3]	12/20/2021	1,716	1,257.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	728	731.02
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	408	423.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	196	200.01
Canva, Inc.[2,3]	8/26/2021-11/4/2021	656	493.02
Canva, Inc., Series A, noncumulative preferred shares[2,3]	11/4/2021	58	44	.00 [14]
Canva, Inc., Series A-3, noncumulative preferred shares[2,3]	11/4/2021	2	1	.00 [14]
Getir BV, Series D, preferred shares[2,3]	5/27/2021	3,500	— [5]	.00 [14]
Total		$12,522	$8,037	.24%

[1]
All or a portion of this security was on loan. The total value of all such securities was $17,950,000, which represented .53% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,037,000, which represented .24% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $6,494,000, which represented 0.19% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,768,000, which represented .34% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 12/31/2024.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than .01%.

American Funds Insurance Series	38

New World Fund® (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

39	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio December 31, 2024

Common stocks 97.43%		Shares	Value (000)
Information technology 22.87%
	Broadcom, Inc.	4,024,359	$933,007
	Microsoft Corp.	1,452,318	612,152
	Apple, Inc.	1,087,554	272,345
	NVIDIA Corp.	808,054	108,513
	SAP SE (ADR)[1]	425,695	104,810
	ASML Holding NV (ADR)	122,994	85,245
	Motorola Solutions, Inc.	155,872	72,049
	Applied Materials, Inc.	364,295	59,245
	Oracle Corp.	343,607	57,259
	Texas Instruments, Inc.	249,070	46,703
	International Business Machines Corp.	183,437	40,325
	KLA Corp.	50,659	31,921
	Accenture PLC, Class A	80,926	28,469
	Salesforce, Inc.	65,973	22,057
	Synopsys, Inc.[2]	31,950	15,507
	ASM International NV (ADR)	27,154	15,455
	Intel Corp.	671,361	13,461
	Cadence Design Systems, Inc.[2]	41,332	12,419
			2,530,942

Financials 17.69%
	Marsh & McLennan Companies, Inc.	1,160,301	246,459
	JPMorgan Chase & Co.	739,081	177,165
	BlackRock, Inc.	143,132	146,726
	Visa, Inc., Class A	442,617	139,885
	Mastercard, Inc., Class A	221,315	116,538
	Blackstone, Inc.	566,516	97,679
	Chubb, Ltd.	349,649	96,608
	KKR & Co., Inc.	641,438	94,875
	Wells Fargo & Co.	1,160,043	81,481
	Discover Financial Services	441,606	76,499
	Arthur J. Gallagher & Co.	265,838	75,458
	Apollo Asset Management, Inc.	412,590	68,143
	Morgan Stanley	518,315	65,163
	S&P Global, Inc.	112,971	56,263
	Bank of America Corp.	1,073,430	47,177
	Citizens Financial Group, Inc.	1,070,557	46,848
	Truist Financial Corp.	1,070,828	46,452
	CME Group, Inc., Class A	170,172	39,519
	Aon PLC, Class A	100,447	36,076
	Capital One Financial Corp.	154,602	27,569
	Brookfield Asset Management, Ltd., Class A	483,694	26,211
	American Express Co.	82,667	24,535
	Goldman Sachs Group, Inc.	38,180	21,863
	Canadian Imperial Bank of Commerce	290,915	18,395
	Nasdaq, Inc.	234,354	18,118
	Citigroup, Inc.	233,574	16,441
	Carlyle Group, Inc. (The)	305,814	15,441
	PNC Financial Services Group, Inc.	68,886	13,285
	Progressive Corp.	36,341	8,708
	Intercontinental Exchange, Inc.	43,188	6,435
	Fifth Third Bancorp	138,531	5,857
			1,957,872

Health care 13.43%
	UnitedHealth Group, Inc.	551,562	279,013
	Eli Lilly and Co.	334,946	258,578
	AbbVie, Inc.	775,960	137,889
	Abbott Laboratories	1,051,863	118,976
	Gilead Sciences, Inc.	1,258,221	116,222
	Danaher Corp.	360,523	82,758
	Amgen, Inc.	308,662	80,450

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	CVS Health Corp.	1,724,284	$77,403
	AstraZeneca PLC (ADR)	1,173,612	76,895
	Vertex Pharmaceuticals, Inc.[2]	171,700	69,144
	Elevance Health, Inc.	98,074	36,179
	Merck & Co., Inc.	300,318	29,876
	Bristol-Myers Squibb Co.	378,568	21,412
	Humana, Inc.	77,164	19,577
	Novo Nordisk AS, Class B (ADR)	227,311	19,553
	Johnson & Johnson	125,548	18,157
	Pfizer, Inc.	658,185	17,462
	Thermo Fisher Scientific, Inc.	21,422	11,144
	Zoetis, Inc., Class A	46,370	7,555
	Illumina, Inc.[2]	42,952	5,740
	Regeneron Pharmaceuticals, Inc.[2]	3,559	2,535
			1,486,518

Industrials 10.67%
	General Electric Co.	732,733	122,212
	RTX Corp.	1,023,435	118,432
	Northrop Grumman Corp.	233,299	109,485
	Caterpillar, Inc.	270,621	98,170
	Paychex, Inc.	510,733	71,615
	Union Pacific Corp.	288,281	65,740
	Boeing Co. (The)[2]	312,089	55,240
	L3Harris Technologies, Inc.	224,437	47,195
	Honeywell International, Inc.	183,041	41,347
	CSX Corp.	1,122,719	36,230
	Johnson Controls International PLC	454,239	35,853
	Carrier Global Corp.	519,516	35,462
	PACCAR, Inc.	294,434	30,627
	Deere & Co.	71,331	30,223
	3M Co.	216,282	27,920
	ABB, Ltd. (ADR)	479,634	25,761
	Parker-Hannifin Corp.	35,903	22,835
	Equifax, Inc.	76,977	19,617
	Southwest Airlines Co.	582,708	19,591
	Delta Air Lines, Inc.	312,062	18,880
	Ingersoll-Rand, Inc.	199,159	18,016
	Waste Connections, Inc.	101,840	17,474
	TransUnion	186,892	17,327
	FedEx Corp.	57,853	16,276
	Veralto Corp.	138,242	14,080
	Republic Services, Inc.	68,110	13,702
	HEICO Corp.	44,486	10,576
	BAE Systems PLC (ADR)	182,972	10,459
	Lockheed Martin Corp.	17,709	8,605
	United Parcel Service, Inc., Class B	66,914	8,438
	Eaton Corp. PLC	17,329	5,751
	Lennox International, Inc.	8,982	5,473
	Waste Management, Inc.	7,916	1,597
	GE Vernova, Inc.	— [3]	— [3]
			1,180,209

Consumer staples 7.77%
	Philip Morris International, Inc.	2,063,727	248,369
	Keurig Dr Pepper, Inc.	2,500,171	80,305
	Altria Group, Inc.	1,224,723	64,041
	Constellation Brands, Inc., Class A	273,991	60,552
	British American Tobacco PLC (ADR)	1,315,992	47,797
	Hershey Co.	281,976	47,753
	Procter & Gamble Co.	277,206	46,474
	Target Corp.	330,467	44,672

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Coca-Cola Co.	641,513	$39,941
	Costco Wholesale Corp.	33,106	30,334
	Mondelez International, Inc., Class A	419,734	25,071
	Danone (ADR)	1,556,481	20,841
	Kraft Heinz Co. (The)	645,158	19,813
	Church & Dwight Co., Inc.	189,125	19,803
	Dollar General Corp.	253,802	19,243
	Sysco Corp.	236,638	18,093
	Kimberly-Clark Corp.	94,992	12,448
	Estée Lauder Companies, Inc. (The), Class A	98,781	7,407
	Bunge Global SA	80,582	6,266
			859,223

Consumer discretionary 7.37%
	Home Depot, Inc.	333,274	129,640
	Royal Caribbean Cruises, Ltd.	548,468	126,526
	Darden Restaurants, Inc.	558,371	104,242
	YUM! Brands, Inc.	690,747	92,671
	Starbucks Corp.	765,268	69,831
	Amazon.com, Inc.[2]	230,819	50,639
	NIKE, Inc., Class B	636,721	48,181
	TJX Companies, Inc. (The)	336,253	40,623
	General Motors Co.	542,605	28,905
	Marriott International, Inc., Class A	100,754	28,104
	Vail Resorts, Inc.	107,195	20,094
	McDonald’s Corp.	65,698	19,045
	Tractor Supply Co.	340,785	18,082
	D.R. Horton, Inc.	117,911	16,486
	Lennar Corp., Class A	62,894	8,577
	Chipotle Mexican Grill, Inc.[2]	130,550	7,872
	Sony Group Corp. (ADR)	216,075	4,572
	Advance Auto Parts, Inc.	31,181	1,475
			815,565

Communication services 5.16%
	Alphabet, Inc., Class C	685,115	130,473
	Alphabet, Inc., Class A	407,779	77,193
	Comcast Corp., Class A	3,923,967	147,266
	Meta Platforms, Inc., Class A	197,771	115,797
	Walt Disney Co. (The)	413,151	46,004
	Verizon Communications, Inc.	676,664	27,060
	Electronic Arts, Inc.	120,237	17,591
	Deutsche Telekom AG (ADR)	215,122	6,421
	AT&T, Inc.	153,127	3,487
			571,292

Energy 4.09%
	EOG Resources, Inc.	951,296	116,610
	Exxon Mobil Corp.	919,484	98,909
	Canadian Natural Resources, Ltd.	2,161,781	66,734
	ConocoPhillips	430,287	42,672
	Chevron Corp.	256,918	37,212
	Halliburton Co.	1,222,968	33,252
	TC Energy Corp.	523,250	24,347
	Schlumberger NV	419,889	16,099
	Cenovus Energy, Inc.	951,373	14,413
	South Bow Corp.	99,413	2,343
			452,591

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 3.42%
	Sempra	1,059,081	$92,903
	Constellation Energy Corp.	407,067	91,065
	Southern Co. (The)	812,375	66,875
	FirstEnergy Corp.	1,376,479	54,756
	Entergy Corp.	239,486	18,158
	CenterPoint Energy, Inc.	562,197	17,839
	Public Service Enterprise Group, Inc.	192,251	16,243
	DTE Energy Co.	91,474	11,045
	NextEra Energy, Inc.	125,161	8,973
			377,857

Real estate 2.65%
	Welltower, Inc. REIT	831,597	104,806
	Extra Space Storage, Inc. REIT	438,871	65,655
	Mid-America Apartment Communities, Inc. REIT	253,172	39,133
	Prologis, Inc. REIT	256,065	27,066
	American Tower Corp. REIT	121,713	22,323
	Equinix, Inc. REIT	21,906	20,655
	Public Storage REIT	46,632	13,964
			293,602

Materials 2.31%
	Linde PLC	242,922	101,704
	Corteva, Inc.	1,002,857	57,123
	Wheaton Precious Metals Corp.	422,008	23,734
	Celanese Corp.	203,512	14,085
	Nucor Corp.	104,065	12,146
	LyondellBasell Industries NV	153,739	11,418
	Freeport-McMoRan, Inc.	258,172	9,831
	Rio Tinto PLC (ADR)	156,586	9,209
	Air Products and Chemicals, Inc.	21,936	6,362
	H.B. Fuller Co.	91,076	6,146
	Royal Gold, Inc.	28,262	3,726
			255,484
	Total common stocks (cost: $6,841,196,000)		10,781,155
Convertible stocks 0.29%
Industrials 0.25%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	27,741

Financials 0.04%
	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,693
	Total convertible stocks (cost: $25,929,000)		32,434
Short-term securities 2.63%
Money market investments 2.21%
	Capital Group Central Cash Fund 4.50%[4,5]	2,452,012	245,250

43	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.42%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[4,6]	36,509,016	$36,509
Capital Group Central Cash Fund 4.50%[4,5,6]	98,481	9,850
		46,359
Total short-term securities (cost: $291,522,000)		291,609
Total investment securities 100.35% (cost: $7,158,647,000)		11,105,198
Other assets less liabilities (0.35)%		(39,184)
Net assets 100.00%		$11,066,014
Investments in affiliates5

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.30%
Money market investments 2.21%
Capital Group Central Cash Fund 4.50%[4]	$329,850	$1,300,805	$1,385,465	$(3)	$63	$245,250	$18,230
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 4.50%[4,6]	629	9,221 [7]				9,850	— [8]
Total 2.30%				$(3)	$63	$255,100	$18,230

[1]
All or a portion of this security was on loan. The total value of all such securities was $50,467,000, which represented .46% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at 12/31/2024.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund
Investment portfolio December 31, 2024

Common stocks 97.66%		Shares	Value (000)
Financials 22.09%
	Discover Financial Services	2,280	$395
	Brown & Brown, Inc.	3,507	358
	Victory Capital Holdings, Inc., Class A	4,392	288
	RenaissanceRe Holdings, Ltd.	1,100	274
	Citizens Financial Group, Inc.	5,174	226
	TPG, Inc., Class A	3,511	221
	Fifth Third Bancorp	4,930	208
	Hamilton Lane, Inc., Class A	1,186	176
	LPL Financial Holdings, Inc.	534	174
	StepStone Group, Inc., Class A	2,635	153
	Arthur J. Gallagher & Co.	531	151
	Affirm Holdings, Inc., Class A1	2,094	128
	Radian Group, Inc.	3,119	99
	Ameriprise Financial, Inc.	158	84
	Tradeweb Markets, Inc., Class A	614	80
	Artisan Partners Asset Management, Inc., Class A	1,682	72
	Comerica, Inc.	766	47
	Block, Inc., Class A1	521	44
	Kinsale Capital Group, Inc.	91	42
			3,220

Industrials 17.41%
	FTI Consulting, Inc.[1]	1,530	293
	XPO, Inc.[1]	2,217	291
	Ingersoll-Rand, Inc.	2,744	248
	United Rentals, Inc.	305	215
	Crane Co.	1,255	191
	Generac Holdings, Inc.[1]	853	132
	AGCO Corp.	1,407	132
	Kadant, Inc.	378	130
	Comfort Systems USA, Inc.	284	121
	SiteOne Landscape Supply, Inc.[1]	830	109
	Copart, Inc.[1]	1,583	91
	Regal Rexnord Corp.	502	78
	Applied Industrial Technologies, Inc.	306	73
	APi Group Corp.[1]	2,013	72
	Alight, Inc., Class A	10,335	72
	Booz Allen Hamilton Holding Corp., Class A	382	49
	Graco, Inc.	521	44
	AMETEK, Inc.	246	44
	HEICO Corp.	180	43
	L3Harris Technologies, Inc.	192	40
	Fluor Corp.[1]	774	38
	CBIZ, Inc.[1]	408	33
			2,539

Consumer discretionary 16.90%
	YUM! Brands, Inc.	2,302	309
	Hilton Worldwide Holdings, Inc.	1,002	248
	LKQ Corp.	5,828	214
	lululemon athletica, Inc.[1]	549	210
	Aptiv Holdings, Ltd.[1]	3,035	184
	Bright Horizons Family Solutions, Inc.[1]	970	108
	Polaris, Inc.	1,836	106
	General Motors Co.	1,825	97
	Flutter Entertainment PLC[1]	356	92
	Williams-Sonoma, Inc.	475	88
	Murphy USA, Inc.	172	86
	Vail Resorts, Inc.	429	80
	Five Below, Inc.[1]	714	75
	Darden Restaurants, Inc.	382	71
	Caesars Entertainment, Inc.[1]	1,921	64

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	TopBuild Corp.[1]	191	$60
	Texas Roadhouse, Inc.	321	58
	Chewy, Inc., Class A1	1,441	48
	CAVA Group, Inc.[1]	385	43
	Royal Caribbean Cruises, Ltd.	181	42
	Floor & Decor Holdings, Inc., Class A1	362	36
	Cavco Industries, Inc.[1]	72	32
	AutoZone, Inc.[1]	9	29
	Etsy, Inc.[1]	531	28
	Advance Auto Parts, Inc.	598	28
	Champion Homes, Inc.[1]	321	28
			2,464

Information technology 12.06%
	Ingram Micro Holding Corp.[1]	12,559	244
	Flex, Ltd.[1]	5,093	196
	Smartsheet, Inc., Class A1	3,255	182
	Insight Enterprises, Inc.[1]	1,116	170
	Keysight Technologies, Inc.[1]	836	134
	EPAM Systems, Inc.[1]	537	126
	Procore Technologies, Inc.[1]	1,410	106
	Vontier Corp.	2,653	97
	Pure Storage, Inc., Class A1	1,273	78
	Fabrinet, non-registered shares[1]	302	66
	Cloudflare, Inc., Class A1	539	58
	TD SYNNEX Corp.	472	55
	ServiceTitan, Inc., Class A1	472	49
	CDW Corp.	276	48
	RingCentral, Inc., Class A1	1,316	46
	Dynatrace, Inc.[1]	797	43
	MongoDB, Inc., Class A1	139	32
	Okta, Inc., Class A1	369	29
			1,759

Consumer staples 8.97%
	US Foods Holding Corp.[1]	4,238	286
	Monster Beverage Corp.[1]	4,199	221
	Dollar General Corp.	2,346	178
	e.l.f. Beauty, Inc.[1]	1,350	169
	Kimberly-Clark Corp.	662	87
	Constellation Brands, Inc., Class A	347	77
	Caseys General Stores, Inc.	189	75
	Keurig Dr Pepper, Inc.	2,059	66
	Hershey Co.	373	63
	Maplebear, Inc.[1]	1,127	47
	Bunge Global SA	260	20
	Walgreens Boots Alliance, Inc.	2,072	19
			1,308

Health care 7.78%
	Illumina, Inc.[1]	1,204	161
	Medpace Holdings, Inc.[1]	305	101
	Exact Sciences Corp.[1]	1,764	99
	Align Technology, Inc.[1]	458	96
	Ionis Pharmaceuticals, Inc.[1]	2,386	83
	Alnylam Pharmaceuticals, Inc.[1]	323	76
	Humana, Inc.	290	74
	Molina Healthcare, Inc.[1]	212	62
	Veeva Systems, Inc., Class A1	291	61
	Cooper Companies, Inc.[1]	622	57
	DexCom, Inc.[1]	708	55
	Halozyme Therapeutics, Inc.[1]	1,133	54

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Penumbra, Inc.[1]	203	$48
	CVS Health Corp.	867	39
	Zimmer Biomet Holdings, Inc.	328	35
	Krystal Biotech, Inc.[1]	147	23
	agilon health, Inc.[1]	4,903	9
	GRAIL, Inc.[1]	101	2
			1,135

Energy 3.24%
	Cheniere Energy, Inc.	814	175
	Diamondback Energy, Inc.	824	135
	Baker Hughes Co., Class A	2,254	92
	Viper Energy, Inc., Class A	1,014	50
	Weatherford International	272	20
			472

Materials 3.09%
	International Paper Co.	2,940	158
	Albemarle Corp.	1,421	122
	ATI, Inc.[1]	1,774	98
	Element Solutions, Inc.	2,825	72
			450

Real estate 2.83%
	Extra Space Storage, Inc. REIT	883	132
	Mid-America Apartment Communities, Inc. REIT	824	128
	NNN REIT, Inc.	1,771	72
	Crown Castle, Inc. REIT	658	60
	Lineage, Inc. REIT	345	20
			412

Communication services 2.43%
	ROBLOX Corp., Class A1	2,568	149
	Live Nation Entertainment, Inc.[1]	613	79
	Take-Two Interactive Software, Inc.[1]	277	51
	Charter Communications, Inc., Class A1	128	44
	Warner Music Group Corp., Class A	1,012	31
			354

Utilities 0.86%
	FirstEnergy Corp.	1,705	68
	DTE Energy Co.	476	57
			125
	Total common stocks (cost: $14,676,000)		14,238
Short-term securities 1.98%
Money market investments 1.98%
	Capital Group Central Cash Fund 4.50%[2,3]	2,880	288
	Total short-term securities (cost: $288,000)		288
	Total investment securities 99.64% (cost: $14,964,000)		14,526
	Other assets less liabilities 0.36%		53
	Net assets 100.00%		$14,579

47	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Investments in affiliates3

	Value at 11/15/2024[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 1.98%
Money market investments 1.98%
Capital Group Central Cash Fund 4.50%[2]	$—	$512	$224	$— [5]	$— [5]	$288	$2

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 12/31/2024.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	48

Capital World Growth and Income Fund®
Investment portfolio December 31, 2024

Common stocks 97.02%		Shares	Value (000)
Information technology 22.86%
	Broadcom, Inc.	442,983	$102,701
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,363,772	77,185
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,315	1,050
	Microsoft Corp.	169,350	71,381
	Apple, Inc.	160,393	40,166
	NVIDIA Corp.	187,769	25,215
	ASML Holding NV	18,486	13,001
	ASML Holding NV (ADR)	1,607	1,114
	Salesforce, Inc.	37,968	12,694
	Accenture PLC, Class A	25,679	9,034
	Tokyo Electron, Ltd.	56,400	8,547
	Texas Instruments, Inc.	36,601	6,863
	Shopify, Inc., Class A, subordinate voting shares[1]	62,037	6,596
	Seagate Technology Holdings PLC	70,598	6,093
	Capgemini SE	35,436	5,781
	MediaTek, Inc.	119,094	5,114
	International Business Machines Corp.	23,102	5,079
	Oracle Corp.	30,364	5,060
	Dell Technologies, Inc., Class C	32,681	3,766
	Keyence Corp.	9,000	3,662
	Arista Networks, Inc.[1]	30,204	3,338
	SAP SE	11,214	2,744
	Micron Technology, Inc.	30,036	2,528
	Synopsys, Inc.[1]	4,943	2,399
	Constellation Software, Inc.	749	2,316
	EPAM Systems, Inc.[1]	8,717	2,038
	Applied Materials, Inc.	9,053	1,472
	Elastic NV, non-registered shares[1]	11,780	1,167
	NEC Corp.	13,373	1,149
	Delta Electronics, Inc.	66,000	859
	ANSYS, Inc.[1]	2,122	716
	Advantech Co., Ltd.	40,098	422
	ASM International NV	657	375
			431,625

Industrials 14.25%
	General Electric Co.	145,612	24,287
	Airbus SE, non-registered shares	124,098	19,779
	BAE Systems PLC	883,906	12,681
	TransDigm Group, Inc.	8,947	11,338
	Melrose Industries PLC	1,579,289	10,945
	Siemens AG	54,907	10,722
	Carrier Global Corp.	152,173	10,387
	RTX Corp.	87,176	10,088
	Safran SA	44,907	9,810
	Leonardo SpA	347,075	9,342
	Deere & Co.	21,506	9,112
	Mitsui & Co., Ltd.	431,600	8,955
	Recruit Holdings Co., Ltd.	126,550	8,805
	Boeing Co. (The)[1]	47,223	8,359
	Ryanair Holdings PLC (ADR)	170,876	7,449
	Bureau Veritas SA	210,006	6,383
	Techtronic Industries Co., Ltd.	469,500	6,189
	United Rentals, Inc.	8,416	5,929
	Compagnie de Saint-Gobain SA, non-registered shares	66,452	5,850
	International Consolidated Airlines Group SA (CDI)	1,386,180	5,237
	Lockheed Martin Corp.	10,615	5,158
	Deutsche Post AG	138,337	4,870
	Eaton Corp. PLC	14,353	4,763
	Rolls-Royce Holdings PLC[1]	537,933	3,827
	Dayforce, Inc.[1]	48,930	3,554
	Caterpillar, Inc.	9,183	3,331

49	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Volvo AB, Class B	129,518	$3,143
	AMETEK, Inc.	16,954	3,056
	L3Harris Technologies, Inc.	14,118	2,969
	ITOCHU Corp.	60,000	2,953
	Schneider Electric SE	11,747	2,904
	Ingersoll-Rand, Inc.	31,691	2,867
	MTU Aero Engines AG	7,515	2,506
	RELX PLC	47,877	2,170
	Weir Group PLC (The)	77,606	2,113
	Bunzl PLC	44,896	1,848
	Hitachi, Ltd.	61,900	1,521
	CSX Corp.	45,296	1,462
	Honeywell International, Inc.	6,354	1,435
	Ferguson Enterprises, Inc.	7,425	1,289
	Mitsubishi Corp.	76,500	1,252
	SS&C Technologies Holdings, Inc.	15,326	1,161
	SMC Corp.	2,500	973
	XPO, Inc.[1]	6,981	916
	Crane Co.	5,186	787
	Aena S.M.E, SA, non-registered shares	3,789	773
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	671
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	37,007	651
	Arcadis NV, non-registered shares	10,404	632
	Booz Allen Hamilton Holding Corp., Class A	4,422	569
	Howmet Aerospace, Inc.	4,460	488
	FedEx Corp.	1,469	413
	Daikin Industries, Ltd.	2,700	316
	FTI Consulting, Inc.[1]	1,000	191
	GE Vernova, Inc.	— [2]	— [2]
			269,179

Financials 13.69%
	Zurich Insurance Group AG	28,906	17,175
	Chubb, Ltd.	48,782	13,478
	JPMorgan Chase & Co.	54,326	13,023
	Blackstone, Inc.	71,950	12,406
	Mastercard, Inc., Class A	19,512	10,274
	Banco Bilbao Vizcaya Argentaria, SA	1,026,924	10,056
	HSBC Holdings PLC (GBP denominated)	698,969	6,869
	HSBC Holdings PLC (HKD denominated)	138,400	1,351
	ING Groep NV	517,755	8,096
	AXA SA	186,293	6,624
	BlackRock, Inc.	5,753	5,897
	Arthur J. Gallagher & Co.	20,004	5,678
	Blue Owl Capital, Inc., Class A	241,051	5,607
	Apollo Asset Management, Inc.	32,451	5,360
	KB Financial Group, Inc.	88,206	5,003
	KKR & Co., Inc.	33,647	4,977
	NatWest Group PLC	958,016	4,822
	Aon PLC, Class A	13,284	4,771
	Axis Bank, Ltd.	367,198	4,560
	American Express Co.	15,230	4,520
	Ares Management Corp., Class A	24,946	4,416
	HDFC Life Insurance Co., Ltd.	609,164	4,388
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,058	4,255
	Discover Financial Services	24,041	4,165
	B3 SA - Brasil, Bolsa, Balcao	2,425,778	4,160
	Capital One Financial Corp.	22,927	4,088
	Ping An Insurance (Group) Company of China, Ltd., Class H	603,280	3,551
	AIA Group, Ltd.	482,199	3,488
	Postal Savings Bank of China Co., Ltd., Class H	5,853,383	3,452
	Visa, Inc., Class A	10,269	3,245

American Funds Insurance Series	50

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	National Bank of Canada	35,284	$3,217
	Bank Central Asia Tbk PT	5,130,100	3,074
	Great-West Lifeco, Inc.	92,330	3,062
	Wells Fargo & Co.	42,802	3,006
	Israel Discount Bank, Ltd., Class A	438,398	3,000
	BNP Paribas SA	44,494	2,725
	Morgan Stanley	21,292	2,677
	Citigroup, Inc.	37,788	2,660
	Bank of America Corp.	58,342	2,564
	Skandinaviska Enskilda Banken AB, Class A	184,811	2,532
	FinecoBank SpA	141,411	2,471
	HDFC Bank, Ltd.	90,717	1,876
	HDFC Bank, Ltd. (ADR)	8,872	567
	Münchener Rückversicherungs-Gesellschaft AG	4,810	2,419
	Brown & Brown, Inc.	23,133	2,360
	TPG, Inc., Class A	37,048	2,328
	Erste Group Bank AG	34,818	2,151
	Mizuho Financial Group, Inc.	85,900	2,096
	China Merchants Bank Co., Ltd., Class H	234,403	1,201
	China Merchants Bank Co., Ltd., Class A	145,600	783
	CVC Capital Partners PLC[1]	89,675	1,965
	Macquarie Group, Ltd.	14,120	1,939
	American International Group, Inc.	24,831	1,808
	3i Group PLC	35,660	1,584
	Partners Group Holding AG	1,143	1,551
	Power Corporation of Canada, subordinate voting shares	49,258	1,537
	Bank Mandiri (Persero) Tbk PT	3,925,900	1,382
	Marsh & McLennan Companies, Inc.	6,471	1,375
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	25,305	1,372
	Fidelity National Information Services, Inc.	15,841	1,280
	Danske Bank AS	43,114	1,220
	Bank Rakyat Indonesia (Persero) Tbk PT	4,762,800	1,202
	Aegon, Ltd.	177,180	1,049
	Goldman Sachs Group, Inc.	1,373	786
	XP, Inc., Class A	58,707	696
	Kotak Mahindra Bank, Ltd.	26,366	549
	CaixaBank, SA, non-registered shares	95,575	518
	PNC Financial Services Group, Inc.	500	96
	Sberbank of Russia PJSC[3]	3,196,952	— [2]
			258,433

Health care 10.83%
	Eli Lilly and Co.	42,212	32,588
	UnitedHealth Group, Inc.	45,543	23,038
	Abbott Laboratories	178,158	20,151
	Novo Nordisk AS, Class B	218,432	18,800
	Vertex Pharmaceuticals, Inc.[1]	44,411	17,884
	Gilead Sciences, Inc.	139,188	12,857
	Stryker Corp.	31,712	11,418
	Sanofi	75,790	7,329
	Daiichi Sankyo Co., Ltd.	263,300	7,237
	AbbVie, Inc.	38,687	6,875
	Thermo Fisher Scientific, Inc.	11,689	6,081
	Molina Healthcare, Inc.[1]	20,601	5,996
	Takeda Pharmaceutical Co., Ltd.	195,500	5,183
	GE HealthCare Technologies, Inc.	53,578	4,189
	Novartis AG	29,535	2,874
	Medtronic PLC	35,869	2,865
	EssilorLuxottica SA	11,398	2,770
	DexCom, Inc.[1]	33,099	2,574
	Danaher Corp.	9,499	2,180
	Zoetis, Inc., Class A	11,806	1,924

51	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Siemens Healthineers AG	34,257	$1,816
	Insulet Corp.[1]	6,769	1,767
	AstraZeneca PLC	11,468	1,493
	Lonza Group AG	2,003	1,180
	Coloplast AS, Class B	8,793	963
	Boston Scientific Corp.[1]	9,489	848
	CVS Health Corp.	11,913	535
	Centene Corp.[1]	8,628	523
	Rede D’Or Sao Luiz SA	85,145	350
	Alnylam Pharmaceuticals, Inc.[1]	568	134
	agilon health, Inc.[1]	63,086	120
			204,542

Consumer discretionary 10.04%
	Amazon.com, Inc.[1]	181,409	39,799
	Home Depot, Inc.	38,830	15,105
	Trip.com Group, Ltd. (ADR)[1]	202,025	13,871
	Trip.com Group, Ltd.[1]	9,250	638
	LVMH Moët Hennessy-Louis Vuitton SE	19,450	12,718
	Flutter Entertainment PLC[1]	43,737	11,304
	Industria de Diseño Textil, SA	186,583	9,552
	Marriott International, Inc., Class A	25,156	7,017
	Tesla, Inc.[1]	17,192	6,943
	Starbucks Corp.	75,742	6,911
	Chipotle Mexican Grill, Inc.[1]	106,797	6,440
	Booking Holdings, Inc.	1,155	5,739
	NEXT PLC	46,531	5,530
	MercadoLibre, Inc.[1]	3,137	5,334
	Restaurant Brands International, Inc. (CAD denominated)	38,571	2,514
	Restaurant Brands International, Inc.	32,490	2,118
	Compagnie Financière Richemont SA, Class A	28,602	4,348
	Evolution AB	52,176	4,005
	Royal Caribbean Cruises, Ltd.	17,311	3,994
	Las Vegas Sands Corp.	75,204	3,863
	Hyundai Motor Co.	21,761	3,129
	Shimano, Inc.	17,400	2,347
	InterContinental Hotels Group PLC	15,358	1,913
	Moncler SpA	34,379	1,826
	YUM! Brands, Inc.	13,149	1,764
	Stellantis NV	127,349	1,668
	adidas AG	5,898	1,448
	McDonald’s Corp.	4,625	1,341
	Entain PLC	141,682	1,213
	Aristocrat Leisure, Ltd.	26,055	1,100
	NIKE, Inc., Class B	12,200	923
	Compass Group PLC	24,325	809
	Hermès International	333	794
	Ferrari NV (EUR denominated)	1,301	558
	Dollarama, Inc.	5,260	513
	Kering SA	1,668	409
			189,498

Communication services 7.43%
	Alphabet, Inc., Class A	122,432	23,177
	Alphabet, Inc., Class C	90,214	17,180
	Meta Platforms, Inc., Class A	48,379	28,326
	Netflix, Inc.[1]	12,165	10,843
	Publicis Groupe SA	101,313	10,733
	Comcast Corp., Class A	189,857	7,125
	NetEase, Inc.	306,200	5,463
	NetEase, Inc. (ADR)	13,625	1,215
	Deutsche Telekom AG	220,402	6,596

American Funds Insurance Series	52

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Tencent Holdings, Ltd.	114,200	$6,103
	Bharti Airtel, Ltd.	250,484	4,640
	Bharti Airtel, Ltd., interim shares	6,582	90
	Universal Music Group NV	172,753	4,409
	SoftBank Corp.	3,223,850	4,054
	Sea, Ltd., Class A (ADR)[1]	30,943	3,283
	Singapore Telecommunications, Ltd.	1,060,400	2,388
	Omnicom Group, Inc.	19,663	1,692
	Advanced Info Service PCL, foreign registered shares	167,800	1,400
	Take-Two Interactive Software, Inc.[1]	6,070	1,117
	Schibsted ASA, Class A	16,179	501
			140,335

Consumer staples 5.44%
	Philip Morris International, Inc.	294,056	35,390
	Imperial Brands PLC	316,821	10,124
	Kroger Co.	154,299	9,435
	Nestlé SA	109,240	8,958
	Ajinomoto Co., Inc.	106,000	4,313
	Danone SA	59,826	4,025
	JBS SA	557,973	3,302
	Sysco Corp.	41,127	3,145
	British American Tobacco PLC	85,501	3,100
	Ocado Group PLC[1]	798,670	3,021
	Constellation Brands, Inc., Class A	12,975	2,867
	Kweichow Moutai Co., Ltd., Class A	11,900	2,480
	Arca Continental, SAB de CV	231,334	1,916
	Procter & Gamble Co.	9,154	1,535
	Seven & i Holdings Co., Ltd.	96,440	1,512
	PepsiCo, Inc.	8,012	1,218
	Suntory Beverage & Food, Ltd.[4]	37,400	1,187
	Costco Wholesale Corp.	1,243	1,139
	Alimentation Couche-Tard, Inc.	19,111	1,060
	Lamb Weston Holdings, Inc.	14,471	967
	Treasury Wine Estates, Ltd.	96,402	676
	Keurig Dr Pepper, Inc.	17,401	559
	Altria Group, Inc.	7,401	387
	ITC, Ltd.	67,891	383
			102,699

Materials 5.13%
	Freeport-McMoRan, Inc.	357,917	13,629
	Rio Tinto PLC	184,746	10,875
	Linde PLC	24,068	10,077
	Air Products and Chemicals, Inc.	30,289	8,785
	Glencore PLC	1,986,795	8,736
	Vale SA, ordinary nominative shares	566,857	5,010
	Vale SA (ADR), ordinary nominative shares	149,870	1,329
	Ivanhoe Mines, Ltd., Class A1	460,454	5,465
	First Quantum Minerals, Ltd.[1]	373,378	4,813
	Anglo American PLC	138,309	4,098
	Heidelberg Materials AG, non-registered shares	30,752	3,799
	Smurfit Westrock PLC	65,438	3,524
	Air Liquide SA	12,042	1,947
	Air Liquide SA, bonus shares	5,336	863
	Corteva, Inc.	37,249	2,122
	Fortescue, Ltd.	166,511	1,868
	Albemarle Corp.	17,245	1,484
	Akzo Nobel NV	24,478	1,470
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	18,264	1,429
	Grupo México, SAB de CV, Series B	266,100	1,262
	Shin-Etsu Chemical Co., Ltd.	35,400	1,171

53	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Southern Copper Corp.	11,084	$1,010
	Lundin Mining Corp.	106,116	913
	Antofagasta PLC	35,642	705
	Evonik Industries AG	27,405	475
			96,859

Energy 4.54%
	Canadian Natural Resources, Ltd. (CAD denominated)	565,372	17,455
	EOG Resources, Inc.	117,877	14,449
	TC Energy Corp. (CAD denominated)[4]	228,076	10,629
	Cameco Corp. (CAD denominated)	133,256	6,852
	Cameco Corp.	39,775	2,044
	Shell PLC (GBP denominated)	233,469	7,248
	Shell PLC (EUR denominated)	14,064	441
	Tourmaline Oil Corp.	129,913	6,012
	TotalEnergies SE	68,731	3,819
	Baker Hughes Co., Class A	66,678	2,735
	Reliance Industries, Ltd.	191,526	2,713
	Suncor Energy, Inc.	70,913	2,531
	ConocoPhillips	23,026	2,284
	Expand Energy Corp.	19,367	1,928
	Schlumberger NV	43,089	1,652
	Cenovus Energy, Inc. (CAD denominated)	95,648	1,450
	Neste OYJ	85,724	1,082
	ADNOC Drilling Co. PJSC	130,468	189
	South Bow Corp. (CAD denominated)	5,700	135
			85,648

Utilities 1.88%
	Constellation Energy Corp.	19,952	4,463
	Engie SA	264,632	4,195
	E.ON SE	339,449	3,953
	DTE Energy Co.	31,270	3,776
	China Resources Gas Group, Ltd.	830,532	3,288
	Iberdrola, SA, non-registered shares	232,814	3,206
	Dominion Energy, Inc.	44,838	2,415
	National Grid PLC	202,998	2,406
	Duke Energy Corp.	19,966	2,151
	FirstEnergy Corp.	42,471	1,690
	NextEra Energy, Inc.	18,050	1,294
	Public Service Enterprise Group, Inc.	13,054	1,103
	AES Corp.	66,093	851
	Pinnacle West Capital Corp.	7,578	642
	CenterPoint Energy, Inc.	3,700	117
			35,550

Real estate 0.93%
	VICI Properties, Inc. REIT	139,178	4,065
	China Resources Mixc Lifestyle Services, Ltd.	967,200	3,600
	CubeSmart REIT	43,457	1,862
	Prologis, Inc. REIT	16,050	1,697
	Iron Mountain, Inc. REIT	15,670	1,647
	Extra Space Storage, Inc. REIT	10,514	1,573
	American Tower Corp. REIT	6,636	1,217
	Equinix, Inc. REIT	1,154	1,088
	Longfor Group Holdings, Ltd.	668,238	861
			17,610
	Total common stocks (cost: $1,177,639,000)		1,831,978

American Funds Insurance Series	54

Capital World Growth and Income Fund® (continued)
Preferred securities 0.09%		Shares	Value (000)
Consumer discretionary 0.04%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	$745

Financials 0.03%
	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	32,172	384
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,4]	15,425	183
			567

Health care 0.02%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	439
	Total preferred securities (cost: $2,537,000)		1,751
Convertible stocks 0.12%
Materials 0.12%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	55,312	2,251
	Total convertible stocks (cost: $2,743,000)		2,251
Bonds, notes & other debt instruments 0.10%		Principal amount (000)
Corporate bonds, notes & loans 0.10%
Health care 0.06%
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD1,100	1,058

Financials 0.02%
	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[5]	709	491

Consumer discretionary 0.02%
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	390	387
	Total corporate bonds, notes & loans		1,936
	Total bonds, notes & other debt instruments (cost: $2,025,000)		1,936
Short-term securities 2.98%		Shares
Money market investments 2.47%
	Capital Group Central Cash Fund 4.50%[7,8]	466,640	46,673

Money market investments purchased with collateral from securities on loan 0.51%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[7,9]	9,543,555	9,544
	Total short-term securities (cost: $56,209,000)		56,217
	Total investment securities 100.31% (cost: $1,241,153,000)		1,894,133
	Other assets less liabilities (0.31)%		(5,814)
	Net assets 100.00%		$1,888,319

55	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Investments in affiliates

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.47%
Money market investments 2.47%
Capital Group Central Cash Fund 4.50%[7]	$44,944	$304,450	$302,732	$(1)	$12	$46,673	$3,610

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Value determined using significant unobservable inputs.
[4]
All or a portion of this security was on loan. The total value of all such securities was $10,634,000, which represented .56% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Step bond; coupon rate may change at a later date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $387,000, which represented
.02% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	56

Growth-Income Fund
Investment portfolio December 31, 2024

Common stocks 96.60%		Shares	Value (000)
Information technology 23.69%
	Microsoft Corp.	6,435,519	$2,712,571
	Apple, Inc.	7,941,900	1,988,811
	Broadcom, Inc.	8,322,779	1,929,553
	NVIDIA Corp.	7,061,111	948,237
	Accenture PLC, Class A	2,084,151	733,183
	Texas Instruments, Inc.	1,922,519	360,491
	Salesforce, Inc.	1,075,059	359,424
	Cognizant Technology Solutions Corp., Class A	2,739,411	210,661
	Oracle Corp.	930,843	155,116
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	133,945
	Seagate Technology Holdings PLC	816,874	70,504
	Palo Alto Networks, Inc.[1]	220,554	40,132
	Analog Devices, Inc.	168,515	35,803
	QUALCOMM, Inc.	225,964	34,713
	Micron Technology, Inc.	268,034	22,558
	ASML Holding NV	28,845	20,286
	Adobe, Inc.[1]	43,879	19,512
			9,775,500

Industrials 13.94%
	RTX Corp.	6,388,296	739,254
	Automatic Data Processing, Inc.	1,993,331	583,508
	Boeing Co. (The)[1]	2,376,190	420,586
	General Electric Co.	2,458,673	410,082
	General Dynamics Corp.	1,519,363	400,337
	GFL Environmental, Inc., subordinate voting shares	8,685,308	386,844
	Carrier Global Corp.	5,156,506	351,983
	Honeywell International, Inc.	1,362,497	307,774
	Airbus SE, non-registered shares	1,921,964	306,326
	Woodward, Inc.	1,484,210	247,002
	XPO, Inc.[1]	1,749,629	229,464
	TFI International, Inc.	1,630,915	220,320
	Paychex, Inc.	1,519,430	213,054
	United Rentals, Inc.	282,792	199,210
	Ingersoll-Rand, Inc.	2,055,433	185,934
	CSX Corp.	2,743,691	88,539
	TransDigm Group, Inc.	65,897	83,510
	Union Pacific Corp.	360,831	82,284
	L3Harris Technologies, Inc.	381,989	80,325
	Uber Technologies, Inc.[1]	1,288,242	77,707
	APi Group Corp.[1]	1,599,578	57,537
	Standard Aero, Inc.[1]	1,589,110	39,346
	Delta Air Lines, Inc.	631,987	38,235
			5,749,161

Health care 13.14%
	UnitedHealth Group, Inc.	2,532,251	1,280,964
	AbbVie, Inc.	3,420,505	607,824
	Eli Lilly and Co.	720,377	556,131
	GE HealthCare Technologies, Inc.	6,854,471	535,883
	Thermo Fisher Scientific, Inc.	634,506	330,089
	Vertex Pharmaceuticals, Inc.[1]	793,252	319,443
	Abbott Laboratories	2,689,824	304,246
	Danaher Corp.	1,161,478	266,617
	Revvity, Inc.	1,988,505	221,937
	IQVIA Holdings, Inc.[1]	659,338	129,567
	Sanofi	1,245,837	120,477
	Johnson & Johnson	807,444	116,773
	Cencora, Inc.	446,557	100,332
	Gilead Sciences, Inc.	926,597	85,590
	Insulet Corp.[1]	303,962	79,355
	Novo Nordisk AS, Class B	883,888	76,074

57	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Intuitive Surgical, Inc.[1]	134,067	$69,978
	Bristol-Myers Squibb Co.	1,150,000	65,044
	Stryker Corp.	138,782	49,968
	Amgen, Inc.	151,000	39,357
	DexCom, Inc.[1]	390,182	30,344
	Masimo Corp.[1]	119,168	19,698
	Medtronic PLC	210,000	16,775
			5,422,466

Financials 11.20%
	JPMorgan Chase & Co.	2,557,824	613,136
	Mastercard, Inc., Class A	1,138,465	599,481
	Fidelity National Information Services, Inc.	6,648,960	537,036
	BlackRock, Inc.	343,935	352,571
	S&P Global, Inc.	706,397	351,807
	Berkshire Hathaway, Inc., Class B1	540,000	244,771
	PNC Financial Services Group, Inc.	1,245,460	240,187
	Capital One Financial Corp.	1,318,858	235,179
	Chubb, Ltd.	816,383	225,567
	Morgan Stanley	1,380,851	173,600
	Visa, Inc., Class A	500,000	158,020
	Marsh & McLennan Companies, Inc.	634,688	134,814
	Wells Fargo & Co.	1,684,265	118,303
	B3 SA - Brasil, Bolsa, Balcao	56,528,755	96,952
	State Street Corp.	760,000	74,594
	First Citizens BancShares, Inc., Class A	33,274	70,309
	Pinnacle Financial Partners, Inc.	573,150	65,563
	American Express Co.	214,890	63,777
	Arthur J. Gallagher & Co.	220,000	62,447
	Power Corporation of Canada, subordinate voting shares[2]	2,000,000	62,388
	Apollo Asset Management, Inc.	316,825	52,327
	American International Group, Inc.	704,000	51,251
	CME Group, Inc., Class A	152,718	35,466
			4,619,546

Consumer discretionary 10.36%
	Amazon.com, Inc.[1]	7,755,444	1,701,467
	Wyndham Hotels & Resorts, Inc.[3]	5,050,129	509,003
	Royal Caribbean Cruises, Ltd.	1,510,459	348,448
	Tesla, Inc.[1]	661,401	267,100
	Home Depot, Inc.	624,580	242,955
	Restaurant Brands International, Inc.	3,125,681	203,732
	InterContinental Hotels Group PLC	1,396,700	173,983
	Sony Group Corp.	5,225,500	110,393
	Tractor Supply Co.	2,008,105	106,550
	Hasbro, Inc.	1,788,473	99,994
	Starbucks Corp.	954,852	87,130
	TJX Companies, Inc. (The)	683,864	82,618
	McDonald’s Corp.	279,467	81,015
	Tapestry, Inc.	1,117,737	73,022
	YUM! Brands, Inc.	350,000	46,956
	DoorDash, Inc., Class A1	266,642	44,729
	Hilton Worldwide Holdings, Inc.	151,393	37,418
	LVMH Moët Hennessy-Louis Vuitton SE	44,522	29,112
	General Motors Co.	504,165	26,857
			4,272,482

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 10.20%
	Meta Platforms, Inc., Class A	3,361,204	$1,968,019
	Alphabet, Inc., Class A	5,339,738	1,010,812
	Alphabet, Inc., Class C	4,582,000	872,596
	Netflix, Inc.[1]	239,157	213,165
	Universal Music Group NV	3,239,458	82,669
	Comcast Corp., Class A	1,639,161	61,518
			4,208,779

Energy 3.39%
	Baker Hughes Co., Class A	9,510,198	390,108
	Exxon Mobil Corp.	3,218,454	346,209
	Canadian Natural Resources, Ltd. (CAD denominated)	8,658,066	267,310
	EOG Resources, Inc.	1,040,878	127,591
	Chevron Corp.	535,000	77,489
	TC Energy Corp.	1,629,755	75,833
	Expand Energy Corp.	715,878	71,266
	ConocoPhillips	434,738	43,113
			1,398,919

Consumer staples 3.38%
	British American Tobacco PLC	12,606,282	457,127
	Procter & Gamble Co.	1,191,396	199,737
	Philip Morris International, Inc.	1,397,749	168,219
	Constellation Brands, Inc., Class A	596,394	131,803
	Imperial Brands PLC	3,663,668	117,075
	Mondelez International, Inc., Class A	1,907,526	113,936
	Church & Dwight Co., Inc.	660,000	69,109
	Lamb Weston Holdings, Inc.	950,530	63,524
	Keurig Dr Pepper, Inc.	1,019,386	32,743
	Kraft Heinz Co. (The)	694,940	21,342
	General Mills, Inc.	315,000	20,087
			1,394,702

Materials 3.14%
	Air Products and Chemicals, Inc.	1,428,502	414,323
	Linde PLC	545,459	228,367
	Eastman Chemical Co.	2,417,064	220,726
	International Paper Co.	2,953,090	158,935
	Freeport-McMoRan, Inc.	3,908,495	148,836
	LyondellBasell Industries NV	579,974	43,075
	Celanese Corp.	616,290	42,653
	Albemarle Corp.[2]	431,100	37,109
			1,294,024

Real estate 2.21%
	Equinix, Inc. REIT	333,626	314,573
	VICI Properties, Inc. REIT	9,305,605	271,817
	American Tower Corp. REIT	882,701	161,896
	Prologis, Inc. REIT	866,060	91,542
	Welltower, Inc. REIT	570,000	71,837
			911,665

59	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Utilities 1.95%
PG&E Corp.	18,016,861	$363,580
CenterPoint Energy, Inc.	3,753,573	119,101
Edison International	1,271,657	101,529
Entergy Corp.	1,337,004	101,372
Sempra	800,000	70,176
DTE Energy Co.	401,000	48,421
		804,179
Total common stocks (cost: $22,558,299,000)		39,851,423
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds, notes & loans 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD160	159
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	830
Total corporate bonds, notes & loans		989
Total bonds, notes & other debt instruments (cost: $954,000)		989
Short-term securities 3.68%	Shares
Money market investments 3.57%
Capital Group Central Cash Fund 4.50%[3,4]	14,716,697	1,471,964

Money market investments purchased with collateral from securities on loan 0.11%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[4,5]	47,430,675	47,431
Total short-term securities (cost: $1,519,210,000)		1,519,395
Total investment securities 100.28% (cost: $24,078,463,000)		41,371,807
Other assets less liabilities (0.28)%		(116,813)
Net assets 100.00%		$41,254,994
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.23%
Consumer discretionary 1.23%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$17,777	$4,192	$133,900	$509,003	$5,577
Short-term securities 3.57%
Money market investments 3.57%
Capital Group Central Cash Fund 4.50%[4]	1,430,798	8,400,629	8,359,985	499	23	1,471,964	59,986
Total 4.80%				$4,691	$133,923	$1,980,967	$65,563

American Funds Insurance Series	60

Growth-Income Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $50,176,000, which represented .12% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 12/31/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

61	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio December 31, 2024

Common stocks 95.98%		Shares	Value (000)
Financials 20.04%
	AXA SA	108,812	$3,869
	Zurich Insurance Group AG	6,194	3,680
	HSBC Holdings PLC (GBP denominated)	231,677	2,277
	HSBC Holdings PLC (HKD denominated)	55,200	539
	UniCredit SpA	61,018	2,436
	Deutsche Bank AG	135,344	2,333
	KB Financial Group, Inc.	40,321	2,287
	Société Générale	79,746	2,233
	Skandinaviska Enskilda Banken AB, Class A	161,262	2,210
	Banco Bilbao Vizcaya Argentaria, SA	207,912	2,036
	Tokio Marine Holdings, Inc.	55,100	1,973
	Tryg A/S	93,287	1,967
	NatWest Group PLC	358,740	1,806
	Euronext NV	15,552	1,743
	DBS Group Holdings, Ltd.	54,184	1,733
	PICC Property and Casualty Co., Ltd., Class H	1,062,000	1,677
	London Stock Exchange Group PLC	10,796	1,520
	Edenred SA	43,688	1,427
	Hana Financial Group, Inc.	36,109	1,381
	Prudential PLC	170,179	1,357
	Kotak Mahindra Bank, Ltd.	63,981	1,332
	Resona Holdings, Inc.	181,300	1,319
	Hiscox, Ltd.	95,768	1,298
	CaixaBank, SA, non-registered shares	217,373	1,179
	AIA Group, Ltd.	162,600	1,176
	HDFC Bank, Ltd.	56,777	1,174
	Bank Hapoalim BM	94,621	1,143
	Royal Bank of Canada	9,454	1,140
	Ping An Insurance (Group) Company of China, Ltd., Class H	191,000	1,124
	Aon PLC, Class A	2,812	1,010
	Mizuho Financial Group, Inc.	40,200	981
	CVC Capital Partners PLC[1]	40,021	877
	3i Group PLC	16,295	724
	ICICI Bank, Ltd. (ADR)	23,178	692
	Brookfield Corp., Class A (CAD denominated)	11,286	649
	Pluxee NV	33,005	635
	Canadian Imperial Bank of Commerce (CAD denominated)	8,898	563
	Hong Kong Exchanges and Clearing, Ltd.	14,700	558
	Mediobanca SpA	35,646	519
	Discovery, Ltd.	49,301	509
	Münchener Rückversicherungs-Gesellschaft AG	1,001	503
	XP, Inc., Class A	38,755	459
	Macquarie Group, Ltd.	3,325	457
	Banco Santander, SA	97,356	450
	Partners Group Holding AG	326	442
	Canara Bank	310,039	361
	Grupo Financiero Banorte, SAB de CV, Series O	52,680	338
	Bank Central Asia Tbk PT	548,300	329
	Bank Leumi le-Israel B.M.	26,063	310
	Sampo Oyj, Class A	7,063	289
	Grupo Financiero Inbursa, SAB de CV1	133,585	278
	Banca Generali SpA	5,885	273
	DNB Bank ASA	13,260	264
	Intesa Sanpaolo SpA	64,163	257
	National Bank of Canada	2,311	211
	Hang Seng Bank, Ltd.	15,900	196
	Abu Dhabi Islamic Bank PJSC	43,882	165
	Sberbank of Russia PJSC[2]	476,388	— [3]
			64,668

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Industrials 14.54%
	BAE Systems PLC	377,859	$5,421
	Airbus SE, non-registered shares	23,810	3,795
	Ryanair Holdings PLC (ADR)	62,355	2,718
	ABB, Ltd.	44,925	2,417
	Rheinmetall AG, non-registered shares	3,060	1,948
	ITOCHU Corp.	37,800	1,861
	Safran SA	8,117	1,773
	SMC Corp.	4,300	1,674
	DSV A/S	7,853	1,663
	Siemens AG	7,122	1,391
	TFI International, Inc.	5,019	678
	TFI International, Inc. (CAD denominated)	4,749	642
	Hitachi, Ltd.	52,900	1,300
	Mitsui & Co., Ltd.	61,800	1,282
	Canadian National Railway Co. (CAD denominated)	12,540	1,273
	RELX PLC	28,050	1,271
	Alliance Global Group, Inc.	7,546,600	1,171
	Epiroc AB, Class B	38,153	593
	Epiroc AB, Class A	31,647	550
	Diploma PLC	20,831	1,108
	CCR SA, ordinary nominative shares	638,648	1,051
	Volvo AB, Class B	41,377	1,004
	Daikin Industries, Ltd.	7,800	914
	ASSA ABLOY AB, Class B	30,414	894
	Copa Holdings, SA, Class A	10,106	888
	Caterpillar, Inc.	2,249	816
	Bunzl PLC	15,264	628
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	35,628	626
	Wizz Air Holdings PLC[1]	31,364	561
	Komatsu, Ltd.	19,400	536
	Bombardier, Inc., Class B1	6,467	440
	Deutsche Post AG	12,059	425
	Techtronic Industries Co., Ltd.	32,092	423
	Kingspan Group PLC	5,738	417
	Brambles, Ltd.	32,826	390
	Metso Corp.	38,579	362
	Fluidra, SA, non-registered shares	14,621	354
	Shenzhen Inovance Technology Co., Ltd., Class A	36,500	292
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	38,900	281
	International Container Terminal Services, Inc.	40,750	272
	Ashtead Group PLC	4,346	269
	Adecco Group AG	10,196	251
	Aalberts NV, non-registered shares	4,818	170
	SPIE SA	3,847	119
			46,912

Information technology 13.95%
	Taiwan Semiconductor Manufacturing Co., Ltd.	454,000	14,825
	ASML Holding NV	7,939	5,583
	MediaTek, Inc.	124,000	5,324
	Broadcom, Inc.	22,460	5,207
	SAP SE	11,481	2,810
	Samsung Electronics Co., Ltd.	67,343	2,430
	Keyence Corp.	2,600	1,058
	Sage Group PLC (The)	66,685	1,052
	ASM International NV	1,531	874
	Fujitsu, Ltd.	47,800	840
	Tokyo Electron, Ltd.	4,800	727
	E Ink Holdings, Inc.	75,000	618
	Halma PLC	18,386	615
	Capgemini SE	3,768	615
	ASMPT, Ltd.	60,400	583

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	SK hynix, Inc.	4,347	$493
	NEC Corp.	5,500	473
	eMemory Technology, Inc.	3,000	305
	Tata Consultancy Services, Ltd.	4,400	210
	Nomura Research Institute, Ltd.	7,100	209
	Lumine Group, Inc., subordinate voting shares[1]	5,248	150
			45,001

Consumer discretionary 10.47%
	Industria de Diseño Textil, SA	78,155	4,001
	Renault SA	72,852	3,530
	Trip.com Group, Ltd. (ADR)[1]	35,223	2,418
	Trip.com Group, Ltd.[1]	9,700	669
	Prosus NV, Class N	46,278	1,835
	LVMH Moët Hennessy-Louis Vuitton SE	2,714	1,775
	Evolution AB	19,388	1,488
	MGM China Holdings, Ltd.	1,140,800	1,460
	InterContinental Hotels Group PLC	11,699	1,457
	Midea Group Co., Ltd., Class A	138,300	1,423
	B&M European Value Retail SA	264,492	1,215
	Amadeus IT Group SA, Class A, non-registered shares	16,563	1,165
	Aristocrat Leisure, Ltd.	23,585	996
	Stellantis NV	75,025	985
	Restaurant Brands International, Inc. (CAD denominated)	14,136	921
	Wynn Macau, Ltd.	1,149,600	798
	H World Group, Ltd. (ADR)	23,966	792
	Hyundai Motor Co.	4,892	704
	Entain PLC	80,873	693
	JD.com, Inc., Class A (ADR)	16,398	569
	Suzuki Motor Corp.	48,600	551
	Paltac Corp.	18,200	502
	Dixon Technologies (India), Ltd.	2,332	487
	Galaxy Entertainment Group, Ltd.	112,361	474
	Compagnie Financière Richemont SA, Class A	2,963	450
	D’Ieteren Group	2,554	425
	Games Workshop Group PLC	2,554	424
	Meituan, Class B1	18,700	363
	Nitori Holdings Co., Ltd.	2,900	344
	China Tourism Group Duty Free Corp., Ltd., Class A	18,300	167
	China Tourism Group Duty Free Corp., Ltd., Class H4	11,500	79
	Maruti Suzuki India, Ltd.	1,779	225
	Berkeley Group Holdings PLC	4,299	210
	Vedant Fashions, Ltd.	13,629	205
			33,800

Consumer staples 9.84%
	British American Tobacco PLC	136,313	4,943
	Philip Morris International, Inc.	33,021	3,974
	Imperial Brands PLC	88,755	2,836
	Pernod Ricard SA	23,428	2,620
	Nestlé SA	27,302	2,239
	Carlsberg A/S, Class B	18,227	1,746
	Carrefour SA, non-registered shares	119,684	1,702
	Arca Continental, SAB de CV	171,771	1,423
	ITC, Ltd.	222,726	1,258
	Tsingtao Brewery Co., Ltd., Class H	171,738	1,256
	KT&G Corp.	16,456	1,190
	L’Oréal SA, non-registered shares	2,884	1,018
	Anheuser-Busch InBev SA/NV	18,681	935
	Haleon PLC	181,303	854
	Kweichow Moutai Co., Ltd., Class A	3,690	769
	Danone SA	11,139	750

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Ocado Group PLC[1]	167,863	$635
	Unilever PLC	8,423	477
	Yamazaki Baking Co., Ltd.	18,400	342
	United Spirits, Ltd.	14,813	281
	Seven & i Holdings Co., Ltd.	17,100	268
	Asahi Group Holdings, Ltd.	23,100	242
			31,758

Communication services 7.55%
	Tencent Holdings, Ltd.	82,600	4,414
	Publicis Groupe SA	34,736	3,680
	Koninklijke KPN NV	864,650	3,147
	Singapore Telecommunications, Ltd.	660,100	1,486
	Telefónica, SA, non-registered shares	302,700	1,233
	América Móvil, SAB de CV, Class B (ADR)	84,317	1,207
	Indus Towers, Ltd.[1]	274,847	1,096
	Bharti Airtel, Ltd.	58,899	1,091
	BT Group PLC	529,743	955
	KANZHUN, Ltd., Class A (ADR)[1]	65,265	901
	MTN Group, Ltd.	174,620	852
	Deutsche Telekom AG	26,563	795
	Vodafone Group PLC	622,560	531
	NetEase, Inc.	28,600	510
	HYBE Co., Ltd.[1]	3,444	452
	Nippon Television Holdings, Inc.	24,900	431
	Universal Music Group NV	16,846	430
	KT Corp. (ADR)[4]	25,403	394
	Nintendo Co., Ltd.	6,600	384
	Schibsted ASA, Class A	11,980	371
			24,360

Health care 6.62%
	Novo Nordisk AS, Class B	70,799	6,094
	AstraZeneca PLC	33,840	4,405
	Sanofi	39,018	3,773
	EssilorLuxottica SA	11,841	2,877
	Grifols, SA, Class B (ADR)[1]	86,548	644
	HOYA Corp.	5,000	621
	Roche Holding AG, nonvoting non-registered shares	2,087	584
	bioMérieux SA	4,641	496
	Bayer AG	24,582	492
	Genus PLC	19,665	380
	Siemens Healthineers AG	6,899	366
	Chugai Pharmaceutical Co., Ltd.	5,100	224
	Akums Drugs and Pharmaceuticals, Ltd.[1]	16,884	126
	Max Healthcare Institute, Ltd.	9,259	122
	BeiGene, Ltd. (ADR)[1]	620	115
	Hypera SA, ordinary nominative shares	9,359	27
	Euroapi SA1,4	1,412	4
			21,350

Energy 4.66%
	TotalEnergies SE	107,680	5,984
	BP PLC	428,208	2,110
	Canadian Natural Resources, Ltd. (CAD denominated)	53,307	1,646
	Cameco Corp. (CAD denominated)	30,663	1,576
	Shell PLC (GBP denominated)	30,287	940
	TC Energy Corp. (CAD denominated)	16,772	782
	Gaztransport & Technigaz SA	3,790	505
	Schlumberger NV	10,432	400
	Tourmaline Oil Corp.	7,638	353
	Cenovus Energy, Inc. (CAD denominated)	15,267	231

65	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Cenovus Energy, Inc.	7,706	$117
	ADNOC Drilling Co. PJSC	227,504	330
	South Bow Corp. (CAD denominated)	3,354	79
	Sovcomflot PAO[2]	356,717	— [3]
			15,053

Materials 4.36%
	Linde PLC	4,273	1,789
	Glencore PLC	387,133	1,702
	Barrick Gold Corp.	105,268	1,632
	Rio Tinto PLC	22,772	1,340
	Fortescue, Ltd.	85,904	964
	Holcim, Ltd.	8,452	810
	Air Liquide SA	4,759	769
	Vale SA (ADR), ordinary nominative shares	45,239	401
	Vale SA, ordinary nominative shares	30,697	272
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	7,601	595
	Nutrien, Ltd. (CAD denominated)	12,788	572
	Sika AG	2,309	549
	Anhui Conch Cement Co., Ltd., Class H	207,000	532
	Shin-Etsu Chemical Co., Ltd.	14,000	463
	Grupo México, SAB de CV, Series B	94,371	448
	Freeport-McMoRan, Inc.	9,692	369
	Franco-Nevada Corp.	2,845	334
	Fresnillo PLC	37,174	290
	Givaudan SA	43	188
	First Quantum Minerals, Ltd.[1]	2,733	35
	Alrosa PJSC[2]	53,607	— [3]
			14,054

Utilities 2.20%
	Engie SA	139,121	2,205
	Brookfield Infrastructure Partners, LP	35,327	1,123
	SSE PLC	54,350	1,091
	Iberdrola, SA, non-registered shares	76,119	1,048
	National Grid PLC	49,466	586
	NTPC, Ltd.	82,581	322
	CPFL Energia SA	59,791	306
	Veolia Environnement SA	10,224	286
	NTPC Green Energy, Ltd.[1]	86,917	129
			7,096

Real estate 1.75%
	Embassy Office Parks REIT	323,675	1,396
	CK Asset Holdings, Ltd.	312,500	1,283
	Mitsubishi Estate Co., Ltd.	71,400	985
	Prologis Property Mexico, SA de CV, REIT	237,908	661
	Link REIT	124,268	526
	Longfor Group Holdings, Ltd.	315,742	407
	Macrotech Developers, Ltd.	12,824	208
	CapitaLand Integrated Commercial Trust REIT[1]	118,700	168
			5,634
	Total common stocks (cost: $262,996,000)		309,686
Preferred securities 0.08%
Materials 0.08%
	Gerdau SA, preferred nominative shares	86,682	252
	Total preferred securities (cost: $344,000)		252

American Funds Insurance Series	66

International Growth and Income Fund (continued)
Short-term securities 3.73%	Shares	Value (000)
Money market investments 3.62%
Capital Group Central Cash Fund 4.50%[5,6]	116,715	$11,674

Money market investments purchased with collateral from securities on loan 0.11%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[5,7]	369,164	369
Total short-term securities (cost: $12,039,000)		12,043
Total investment securities 99.79% (cost: $275,379,000)		321,981
Other assets less liabilities 0.21%		672
Net assets 100.00%		$322,653
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	652	EUR	620	UBS AG	1/16/2025	$10
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.62%
Money market investments 3.62%
Capital Group Central Cash Fund 4.50%[5]	$10,070	$63,701	$62,101	$1	$3	$11,674	$778

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
All or a portion of this security was on loan. The total value of all such securities was $440,000, which represented .14% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Rate represents the seven-day yield at 12/31/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

67	American Funds Insurance Series

Capital Income Builder®
Investment portfolio December 31, 2024

Common stocks 77.98%		Shares	Value (000)
Financials 14.65%
	JPMorgan Chase & Co.	96,936	$23,237
	Morgan Stanley	133,554	16,790
	Zurich Insurance Group AG	17,602	10,458
	Münchener Rückversicherungs-Gesellschaft AG	19,823	9,971
	BlackRock, Inc.	9,620	9,862
	PNC Financial Services Group, Inc.	42,156	8,130
	DBS Group Holdings, Ltd.	244,716	7,828
	ING Groep NV	497,053	7,772
	Intact Financial Corp.	35,868	6,531
	American International Group, Inc.	72,544	5,281
	Wells Fargo & Co.	74,312	5,220
	Great-West Lifeco, Inc.	120,992	4,012
	Apollo Asset Management, Inc.	21,787	3,598
	Truist Financial Corp.	82,366	3,573
	Banco Bilbao Vizcaya Argentaria, SA	328,133	3,213
	AIA Group, Ltd.	439,753	3,181
	B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,063
	360 ONE WAM, Ltd.	208,444	3,042
	Kaspi.kz JSC (GDR)[1]	21,756	2,060
	Kaspi.kz JSC (ADR)	9,921	940
	East West Bancorp, Inc.	30,354	2,907
	Mizuho Financial Group, Inc.	117,900	2,877
	KB Financial Group, Inc.	46,010	2,609
	CME Group, Inc., Class A	11,181	2,597
	Hana Financial Group, Inc.	66,938	2,560
	Euronext NV	22,136	2,481
	NatWest Group PLC	453,887	2,285
	Blackstone, Inc.	12,991	2,240
	Swedbank AB, Class A	112,245	2,214
	Sampo Oyj, Class A	53,498	2,188
	Power Corporation of Canada, subordinate voting shares[2]	69,927	2,181
	Toronto-Dominion Bank (The) (CAD denominated)	37,975	2,022
	TPG, Inc., Class A	31,786	1,997
	Tokio Marine Holdings, Inc.	53,900	1,930
	State Street Corp.	19,064	1,871
	Principal Financial Group, Inc.	23,643	1,830
	Webster Financial Corp.	32,868	1,815
	Bank Central Asia Tbk PT	2,865,300	1,717
	3i Group PLC	33,804	1,502
	BNP Paribas SA	24,132	1,478
	EFG International AG	100,617	1,458
	Skandinaviska Enskilda Banken AB, Class A	102,261	1,401
	UniCredit SpA	33,859	1,352
	Bank Mandiri (Persero) Tbk PT	3,740,600	1,317
	Resona Holdings, Inc.	178,800	1,301
	Hong Kong Exchanges and Clearing, Ltd.	33,200	1,260
	Samsung Fire & Marine Insurance Co., Ltd.	5,066	1,232
	National Bank of Canada	13,044	1,189
	Banco Santander, SA	230,887	1,068
	Western Union Co.	98,671	1,046
	Canadian Imperial Bank of Commerce (CAD denominated)	15,965	1,010
	Deutsche Bank AG	56,350	971
	SouthState Corp.	7,682	764
	Patria Investments, Ltd., Class A	65,011	756
	Citizens Financial Group, Inc.	15,883	695
	Vontobel Holding AG	9,350	655
	Houlihan Lokey, Inc., Class A	3,658	635
	Fukuoka Financial Group, Inc.	21,800	547
	First American Financial Corp.	6,638	414

American Funds Insurance Series	68

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	DNB Bank ASA	17,352	$346
	Sberbank of Russia PJSC[3]	204,176	— [4]
	SVB Financial Group, Class C, Trust Units[3,5]	1,520	— [4]
			200,480

Information technology 11.49%
	Broadcom, Inc.	303,625	70,393
	Microsoft Corp.	61,830	26,061
	Taiwan Semiconductor Manufacturing Co., Ltd.	714,800	23,341
	Accenture PLC, Class A	24,565	8,642
	Texas Instruments, Inc.	31,493	5,905
	Seagate Technology Holdings PLC	54,382	4,694
	SAP SE	16,500	4,038
	KLA Corp.	3,913	2,466
	HCL Technologies, Ltd.	104,069	2,328
	Tokyo Electron, Ltd.	14,100	2,137
	MediaTek, Inc.	48,000	2,061
	TDK Corp.	133,800	1,722
	Analog Devices, Inc.	6,855	1,456
	GlobalWafers Co., Ltd.	84,938	985
	Intel Corp.	29,886	599
	Capgemini SE	2,349	383
			157,211

Health care 9.61%
	AbbVie, Inc.	157,442	27,977
	Abbott Laboratories	167,086	18,899
	Gilead Sciences, Inc.	179,279	16,560
	AstraZeneca PLC	96,039	12,502
	Amgen, Inc.	47,795	12,457
	Sanofi	105,511	10,203
	Medtronic PLC	87,393	6,981
	UnitedHealth Group, Inc.	9,535	4,823
	Bristol-Myers Squibb Co.	81,656	4,619
	Roche Holding AG, nonvoting non-registered shares	12,586	3,523
	Merck & Co., Inc.	31,200	3,104
	Takeda Pharmaceutical Co., Ltd.	94,525	2,506
	EssilorLuxottica SA	8,733	2,122
	GSK PLC	94,219	1,578
	EBOS Group, Ltd.	66,494	1,399
	Novartis AG	10,627	1,034
	Novo Nordisk AS, Class B	9,851	848
	CVS Health Corp.	10,273	461
			131,596

Industrials 9.44%
	RTX Corp.	199,530	23,090
	Volvo AB, Class B	363,228	8,814
	Siemens AG	43,221	8,440
	Deutsche Post AG	207,885	7,318
	Union Pacific Corp.	25,658	5,851
	Paychex, Inc.	40,310	5,652
	BAE Systems PLC	387,807	5,564
	Honeywell International, Inc.	24,452	5,523
	FedEx Corp.	18,032	5,073
	RELX PLC	111,209	5,039
	Mitsubishi Corp.	277,081	4,533
	Canadian National Railway Co. (CAD denominated)	43,378	4,405
	Carrier Global Corp.	51,551	3,519
	Broadridge Financial Solutions, Inc.	15,234	3,444
	Automatic Data Processing, Inc.	11,186	3,275
	Marubeni Corp.	205,700	3,082

69	American Funds Insurance Series

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Singapore Technologies Engineering, Ltd.	789,700	$2,693
	SGS SA	26,839	2,687
	UL Solutions, Inc., Class A	46,532	2,321
	Trinity Industries, Inc.	59,105	2,075
	Robert Half, Inc.	28,150	1,983
	ITOCHU Corp.	40,100	1,974
	Airbus SE, non-registered shares	12,164	1,939
	Northrop Grumman Corp.	3,377	1,585
	Bureau Veritas SA	50,133	1,524
	Logista Integral SA, non-registered shares	47,027	1,423
	Trelleborg AB, Class B	37,852	1,293
	Schneider Electric SE	5,014	1,239
	Transurban Group	110,377	913
	General Dynamics Corp.	2,967	782
	Sulzer AG	5,386	777
	PACCAR, Inc.	6,849	712
	Brambles, Ltd.	37,217	442
	ABB, Ltd.	4,658	251
			129,235

Consumer staples 8.01%
	Philip Morris International, Inc.	297,688	35,827
	British American Tobacco PLC	386,937	14,031
	British American Tobacco PLC (ADR)	38,810	1,410
	Mondelez International, Inc., Class A	156,166	9,328
	Imperial Brands PLC	238,535	7,623
	ITC, Ltd.	839,394	4,739
	Nestlé SA	50,868	4,171
	PepsiCo, Inc.	24,484	3,723
	Altria Group, Inc.	57,408	3,002
	Danone SA	44,001	2,961
	General Mills, Inc.	40,948	2,611
	Kimberly-Clark Corp.	19,036	2,494
	Carlsberg A/S, Class B	23,866	2,286
	Lamb Weston Holdings, Inc.	32,007	2,139
	Sysco Corp.	27,470	2,100
	Suntory Beverage & Food, Ltd.	49,000	1,555
	WH Group, Ltd.	1,953,000	1,514
	Procter & Gamble Co.	7,763	1,301
	Molson Coors Beverage Co., Class B, restricted voting shares	21,911	1,256
	Target Corp.	8,226	1,112
	Coca-Cola Co.	14,818	923
	Anheuser-Busch InBev SA/NV	15,143	758
	Dollar General Corp.	9,798	743
	Pernod Ricard SA	5,529	618
	Unilever PLC	8,458	479
	Constellation Brands, Inc., Class A	1,891	418
	Scandinavian Tobacco Group A/S	24,914	330
	Tsingtao Brewery Co., Ltd., Class H	24,000	176
			109,628

Utilities 6.02%
	Dominion Energy, Inc.	128,518	6,922
	DTE Energy Co.	56,745	6,852
	Iberdrola, SA, non-registered shares	482,941	6,650
	Engie SA	407,995	6,467
	SSE PLC	290,080	5,822
	Edison International	71,115	5,678
	Sempra	59,912	5,255
	Pinnacle West Capital Corp.	61,161	5,185
	National Grid PLC	395,276	4,684
	CenterPoint Energy, Inc.	144,398	4,582

American Funds Insurance Series	70

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	Duke Energy Corp.	40,596	$4,374
	E.ON SE	374,067	4,356
	Southern Co. (The)	43,268	3,562
	Entergy Corp.	33,908	2,571
	Power Grid Corporation of India, Ltd.	597,955	2,154
	Atmos Energy Corp.	15,323	2,134
	AES Corp.	127,763	1,644
	Enel SpA	222,605	1,592
	SembCorp Industries, Ltd.	254,500	1,028
	Power Assets Holdings, Ltd.	127,000	887
			82,399

Energy 5.03%
	Exxon Mobil Corp.	127,538	13,719
	Canadian Natural Resources, Ltd. (CAD denominated)	350,146	10,811
	TC Energy Corp. (CAD denominated)[2]	193,622	9,023
	EOG Resources, Inc.	50,071	6,138
	TotalEnergies SE	97,307	5,407
	Shell PLC (GBP denominated)	143,457	4,453
	Shell PLC (ADR)	7,865	493
	ConocoPhillips	39,708	3,938
	BP PLC	758,103	3,736
	EQT Corp.	69,667	3,212
	Chevron Corp.	17,862	2,587
	South Bow Corp. (CAD denominated)	100,885	2,381
	DT Midstream, Inc.	10,047	999
	Cenovus Energy, Inc.	56,693	859
	Schlumberger NV	16,544	634
	Neste OYJ	32,626	412
	New Fortress Energy, Inc., Class A6	949	14
			68,816

Consumer discretionary 4.81%
	McDonald’s Corp.	45,353	13,147
	Home Depot, Inc.	25,170	9,791
	LVMH Moët Hennessy-Louis Vuitton SE	9,520	6,225
	YUM! Brands, Inc.	30,062	4,033
	Midea Group Co., Ltd., Class A	375,775	3,867
	Industria de Diseño Textil, SA	70,801	3,625
	Darden Restaurants, Inc.	17,846	3,332
	Evolution AB	35,832	2,750
	Restaurant Brands International, Inc.	41,745	2,721
	Tractor Supply Co.	50,210	2,664
	Aristocrat Leisure, Ltd.	53,860	2,274
	Vail Resorts, Inc.	12,006	2,251
	Starbucks Corp.	22,803	2,081
	Amadeus IT Group SA, Class A, non-registered shares	23,266	1,637
	NEXT PLC	12,561	1,493
	Galaxy Entertainment Group, Ltd.	271,000	1,142
	Las Vegas Sands Corp.	18,561	953
	Compagnie Financière Richemont SA, Class A	5,142	782
	OPAP SA	26,284	427
	Jumbo SA	13,271	351
	International Game Technology PLC	17,882	316
			65,862

Real estate 3.94%
	VICI Properties, Inc. REIT	702,458	20,519
	Prologis, Inc. REIT	43,252	4,572
	American Tower Corp. REIT	23,060	4,229
	Extra Space Storage, Inc. REIT	23,933	3,580
	Welltower, Inc. REIT	27,916	3,518

71	American Funds Insurance Series

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Real estate (continued)
	Rexford Industrial Realty, Inc. REIT	84,140	$3,253
	Public Storage REIT	6,113	1,830
	Mindspace Business Parks REIT	248,348	1,048
	Mindspace Business Parks REIT[5]	132,674	560
	Equinix, Inc. REIT	1,676	1,580
	CK Asset Holdings, Ltd.	310,500	1,275
	Link REIT	292,348	1,237
	CTP NV	75,076	1,155
	UDR, Inc. REIT	22,406	973
	Digital Realty Trust, Inc. REIT	5,406	959
	SBA Communications Corp. REIT, Class A	4,536	924
	Sun Communities, Inc. REIT	5,518	679
	Embassy Office Parks REIT	140,661	607
	Lineage, Inc. REIT	9,785	573
	Longfor Group Holdings, Ltd.	357,634	461
	POWERGRID Infrastructure Investment Trust REIT	322,317	319
	Kimco Realty Corp. REIT	5,095	119
			53,970

Communication services 2.57%
	Singapore Telecommunications, Ltd.	2,319,700	5,223
	Comcast Corp., Class A	129,542	4,862
	Koninklijke KPN NV	1,116,121	4,062
	T-Mobile US, Inc.	18,087	3,992
	Verizon Communications, Inc.	85,602	3,423
	Publicis Groupe SA	31,849	3,374
	Deutsche Telekom AG	80,793	2,418
	América Móvil, SAB de CV, Class B (ADR)	166,757	2,386
	TELUS Corp.	120,227	1,630
	HKT Trust and HKT, Ltd., units	946,240	1,170
	Omnicom Group, Inc.	12,215	1,051
	NetEase, Inc.	42,000	749
	SoftBank Corp.	312,400	393
	Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	376
			35,109

Materials 2.41%
	Air Products and Chemicals, Inc.	27,852	8,078
	Rio Tinto PLC	126,549	7,449
	Smurfit Westrock PLC	102,884	5,541
	Linde PLC	10,070	4,216
	Shin-Etsu Chemical Co., Ltd.	49,962	1,652
	Anglo American PLC	52,872	1,566
	Eastman Chemical Co.	10,469	956
	Vale SA (ADR), ordinary nominative shares	91,722	814
	Dow, Inc.	14,269	573
	Barrick Gold Corp.	32,045	497
	Evonik Industries AG	27,512	477
	Celanese Corp.	6,215	430
	UPM-Kymmene OYJ	15,480	426
	Antofagasta PLC	15,107	299
	Nitto Denko Corp.	2,500	42
			33,016
	Total common stocks (cost: $805,898,000)		1,067,322

American Funds Insurance Series	72

Capital Income Builder® (continued)
Convertible stocks 0.16%		Shares	Value (000)
Utilities 0.16%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	29,939	$1,225
	PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	911
	Total convertible stocks (cost: $2,189,000)		2,136
Bonds, notes & other debt instruments 15.07%		Principal amount (000)
Mortgage-backed obligations 7.20%
Federal agency mortgage-backed obligations 5.90%
	Fannie Mae Pool #695412 5.00% 6/1/2033[7]	USD— [4]	— [4]
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[7]	872	802
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[7]	1	1
	Fannie Mae Pool #931768 5.00% 8/1/2039[7]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[7]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[7]	2	2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[7]	7	6
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[7]	8	8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[7]	5	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[7]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[7]	3	3
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[7]	2	2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[7]	4	4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[7]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[7]	1	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[7]	2	2
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[7]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[7]	27	25
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[7]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[7]	23	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[7]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[7]	3	3
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	31	28
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[7]	169	152
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[7]	1,939	1,741
	Fannie Mae Pool #CA5540 3.00% 4/1/2050[7]	2,684	2,317
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]	313	273
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]	118	102
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]	81	70
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]	44	38
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	13	11
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]	133	114
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]	85	73
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[7]	44	34
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]	130	112
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	164	141
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	20	17
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	15	13
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]	114	98
	Fannie Mae Pool #CB2527 2.00% 12/1/2051[7]	176	138
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[7]	19	16
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[7]	83	74
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	844	730
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[7]	481	413
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]	284	253
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[7]	110	100
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[7]	55	53
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]	154	120
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]	114	112
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]	103	102
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	156	154
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	99	98
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[7]	92	89

73	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB6012 4.00% 4/1/2053[7]	USD808	$740
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	74	72
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[7]	3,189	3,085
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	61	59
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	266	263
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]	1,493	1,503
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	329	326
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]	395	397
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]	243	246
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]	184	186
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[7]	277	254
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[7]	102	96
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]	128	124
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[7]	94	91
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	855	846
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	437	439
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[7]	940	860
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	9	9
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	48	49
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[7]	2,271	2,322
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	714	718
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[7]	75	77
	Fannie Mae Pool #FS6509 7.00% 11/1/2053[7]	355	368
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[7]	28	28
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	30	31
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	894	883
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	125	126
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	67	68
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[7]	992	985
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]	324	331
	Fannie Mae Pool #FS7810 7.00% 4/1/2054[7]	662	687
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[7]	124	125
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[7]	45	46
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	412	418
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[7]	133	134
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[7]	27	27
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[7]	19	19
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	157	156
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[7]	854	860
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	194	196
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]	173	174
	Fannie Mae Pool #DB6905 6.00% 7/1/2054[7]	113	114
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]	104	105
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[7]	87	87
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[7]	20	20
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[7]	31	32
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	2,836	2,871
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[7]	364	366
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[7]	9	9
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	8	8
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[7]	5,326	5,441
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[7]	20	20
	Fannie Mae Pool #BU4967 5.50% 9/1/2054[7]	2,965	2,927
	Fannie Mae Pool #MA5470 5.50% 9/1/2054[7]	424	419
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[7]	35	35
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[7]	242	240
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[7]	29	27
	Fannie Mae Pool #DC9197 4.50% 12/1/2054[7]	603	567

American Funds Insurance Series	74

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DC7351 4.50% 12/1/2054[7]	USD7	$6
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[7]	14	14
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]	338	344
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]	227	227
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]	560	533
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	384	321
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]	66	55
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]	115	96
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[7]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[7]	190	177
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[7]	15	14
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[7]	13	12
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[7]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[7]	23	22
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[7]	10	10
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[7]	42	40
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[7]	22	21
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[7]	15	15
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]	994	951
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	13	12
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]	142	122
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]	67	58
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]	138	118
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[7]	50	40
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[7]	826	703
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[7]	472	401
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	328	301
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]	796	750
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	195	166
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[7]	115	98
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]	172	165
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[7]	603	584
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[7]	290	286
	Freddie Mac Pool #SD5845 3.50% 11/1/2052[7]	2,520	2,233
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]	107	106
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[7]	23	20
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[7]	454	428
	Freddie Mac Pool #SD8286 4.00% 1/1/2053[7]	785	719
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	98	95
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]	543	537
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[7]	411	407
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	32	31
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	1,026	1,014
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[7]	81	82
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	16	17
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	13	14
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	14	14
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	13	13
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	9	9
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	6	7
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	5	5
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	3	3
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	2,267	2,242
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[7]	20	20
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	18	18
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[7]	224	221
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[7]	1,368	1,397
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	881	852
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	47	47
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	10	10
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[7]	54	50

75	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[7]	USD1,155	$1,199
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[7]	8	9
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[7]	2,862	2,970
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	17	17
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[7]	1,410	1,417
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[7]	183	187
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	918	906
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	19	18
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	9	9
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[7]	471	476
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[7]	10	10
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[7]	278	276
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[7]	297	298
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[7]	18	18
	Freddie Mac Pool #QI7522 5.50% 6/1/2054[7]	125	123
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	24	24
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[7]	127	127
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	77	77
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	390	392
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]	303	308
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]	258	261
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]	220	223
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	79	80
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	19	20
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[7]	18	18
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	254	255
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[7]	19	20
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[7]	19	20
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[7]	20	20
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[7]	19	19
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	10	10
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[7]	6	6
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[7]	18	19
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	7	7
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	39	39
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	20	20
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	20	20
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	19	19
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	9	9
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]	232	237
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[7]	33	30
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]	86	81
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[7]	55	53
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[7]	67	66
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[7]	19	19
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[7]	55	50
	Freddie Mac Pool #SD8490 4.50% 12/1/2054[7]	120	113
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]	341	337
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[7]	4	4
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]	160	155
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	94	88
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	198	182
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	190	176
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	84	74
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	70	62

American Funds Insurance Series	76

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	USD15	$14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]	864	755
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]	308	292
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	485	458
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[7]	13	13
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]	9	8
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	728	699
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[7]	1,050	981
	Government National Mortgage Assn. 5.50% 1/1/2055[7,9]	609	604
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]	169	162
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[7]	2,932	2,705
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	62	57
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[7]	222	204
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[7]	398	387
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[7]	1,066	1,036
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[7]	26	24
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[7]	— [4]	— [4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[7]	— [4]	— [4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[7]	— [4]	— [4]
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[7,9]	801	727
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[7,9]	60	47
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[7,9]	76	62
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[7,9]	799	707
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[7,9]	560	526
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[7,9]	316	305
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[7,9]	689	648
			80,823

Collateralized mortgage-backed obligations (privately originated) 0.67%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,8]	98	86
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,7,10]	671	642
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,7,8]	64	58
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,7]	76	69
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,7,8]	226	223
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,7,8]	426	414
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,8]	149	139
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,7,8]	8	7
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,7,8]	31	32
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,7,8]	285	288
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,7,8]	99	99
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,7,8]	89	89
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,7,8]	87	88
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,7]	61	62
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,7,8]	61	62

77	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,7,8]	USD11	$11
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,7,8]	16	16
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,7,8]	64	68
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,7,8]	236	237
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,7,8]	90	90
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.383% 1/25/2050[1,7,8]	39	39
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,7,8]	224	226
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,7,10]	118	119
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,7]	87	85
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,7,10]	872	875
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,7,10]	143	142
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,7,10]	61	60
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,7,10]	102	102
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,7,10]	592	586
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,7,10]	150	152
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,7,8]	165	162
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,7,10]	205	207
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,7,10]	441	445
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,7,10]	1,132	1,136
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,7]	554	504
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,7]	97	93
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,7]	309	282
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,8]	7	6
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,7,8]	140	141
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,8]	2	2
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,8]	22	21
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,8]	22	22
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,8]	13	13
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,7]	355	319
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	94	94
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,7]	195	187
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,7]	167	165
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,7,10]	90	91
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,7,8]	107	107
			9,163

American Funds Insurance Series	78

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 0.63%
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029[1,7,8]	USD296	$295
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[7]	41	42
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[7,8]	122	126
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,7,8]	329	331
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,7,8]	332	334
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,7,8]	106	106
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,7,8]	648	647
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,7,8]	266	265
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,7,8]	100	100
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,7,8]	119	120
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,7,8]	152	152
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,7,8]	88	88
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.012% 11/15/2038[1,7,8]	87	86
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,7,8]	181	183
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,7,8]	51	51
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,7,8]	590	584
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,7,8]	100	101
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,7,8]	120	121
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,7,8]	237	241
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,7,8]	574	582
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,7,8]	583	589
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,7,8]	530	536
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,7,8]	213	215
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[1,7,8]	191	193
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[1,7,8]	133	134
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[1,7,8]	120	121
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,7,8]	100	101
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,7,8]	100	101
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,7,8]	88	88
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[7]	73	74
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,7]	187	193
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,7,8]	592	589
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 5.844% 5/17/2038[1,7,8]	300	300
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,7,8]	100	101
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039[1,7,8]	243	246
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[1,7,8]	112	113
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,7,8]	345	345
			8,594
	Total mortgage-backed obligations		98,580

79	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.26%
U.S. Treasury 4.26%
	U.S. Treasury 3.875% 3/31/2025	USD5,877	$5,871
	U.S. Treasury 4.625% 6/30/2025	4,793	4,805
	U.S. Treasury 4.00% 2/15/2026	2,369	2,363
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,668
	U.S. Treasury 1.875% 6/30/2026	3,855	3,725
	U.S. Treasury 1.125% 10/31/2026	995	941
	U.S. Treasury 2.00% 11/15/2026[11]	2,800	2,688
	U.S. Treasury 4.625% 11/15/2026	1,200	1,208
	U.S. Treasury 4.25% 11/30/2026	4,205	4,205
	U.S. Treasury 4.00% 1/15/2027	6,541	6,511
	U.S. Treasury 0.50% 4/30/2027	2,375	2,179
	U.S. Treasury 2.625% 5/31/2027	80	77
	U.S. Treasury 4.00% 12/15/2027	7,217	7,163
	U.S. Treasury 4.00% 2/29/2028	745	739
	U.S. Treasury 1.25% 3/31/2028	1,350	1,227
	U.S. Treasury 3.625% 3/31/2028	4	3
	U.S. Treasury 4.00% 7/31/2029	25	25
	U.S. Treasury 4.375% 12/31/2029	390	390
	U.S. Treasury 4.00% 2/28/2030	1,169	1,148
	U.S. Treasury 6.25% 5/15/2030	345	375
	U.S. Treasury 4.50% 12/31/2031	1,501	1,507
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 4.375% 5/15/2034	18	18
	U.S. Treasury 4.25% 11/15/2034	213	208
	U.S. Treasury 4.50% 8/15/2039	1,045	1,018
	U.S. Treasury 4.75% 2/15/2041[11]	1,730	1,724
	U.S. Treasury 2.00% 11/15/2041	300	202
	U.S. Treasury 4.125% 8/15/2044	722	654
	U.S. Treasury 2.375% 5/15/2051[11]	196	124
	U.S. Treasury 4.00% 11/15/2052	152	133
	U.S. Treasury 4.25% 8/15/2054[11]	3,744	3,426
	Total U.S. Treasury bonds & notes		58,335
Corporate bonds, notes & loans 2.34%
Financials 0.45%
	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17
	Aon Corp. 5.35% 2/28/2033	21	21
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	58	58
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	7	7
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[10]	26	23
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[10]	238	200
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	118	117
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	75	75
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,10]	400	404
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,10]	200	202
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[10]	43	44
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[10]	45	47
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	95	97
	Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	85	85
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]	35	30
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	50	51
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	120	122
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	172
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6

American Funds Insurance Series	80

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,10]	USD200	$197
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	300	314
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[10]	150	147
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[10]	5	5
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[10]	60	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	111	96
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[10]	80	81
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[10]	40	39
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[10]	78	78
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[10]	65	65
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[10]	73	72
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	50	51
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[10]	198	197
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	20	17
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	55	55
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]	75	77
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[10]	328	325
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	24
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[10]	25	25
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[10]	140	142
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[10]	35	35
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[10]	40	41
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[10]	57	56
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[10]	488	478
	Navient Corp. 5.00% 3/15/2027	150	147
	New York Life Global Funding 3.00% 1/10/2028[1]	150	143
	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[10]	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]	50	51
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	100	99
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[10]	28	28
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[10]	11	11
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[10]	50	49
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]	10	10
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[10]	40	40
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[10]	70	72
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[10]	85	86
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,10]	200	203
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,10]	374	353
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	98	100
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[10]	84	84
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	104	111
			6,225

Health care 0.39%
	AbbVie, Inc. 5.05% 3/15/2034	175	173
	AbbVie, Inc. 5.35% 3/15/2044	25	24
	AbbVie, Inc. 5.40% 3/15/2054	240	231
	AbbVie, Inc. 5.50% 3/15/2064	25	24
	Amgen, Inc. 5.507% 3/2/2026	30	30
	Amgen, Inc. 5.15% 3/2/2028	55	55
	Amgen, Inc. 4.05% 8/18/2029	100	96
	Amgen, Inc. 5.25% 3/2/2030	124	125
	Amgen, Inc. 4.20% 3/1/2033	133	123
	Amgen, Inc. 5.25% 3/2/2033	71	70

81	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Amgen, Inc. 5.60% 3/2/2043	USD105	$102
	Amgen, Inc. 4.20% 2/22/2052	19	15
	Amgen, Inc. 4.875% 3/1/2053	25	21
	Amgen, Inc. 5.65% 3/2/2053	37	36
	Amgen, Inc. 5.75% 3/2/2063	85	82
	Astrazeneca Finance, LLC 5.00% 2/26/2034	50	49
	Baxter International, Inc. 3.132% 12/1/2051	25	16
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	95
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	262
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	295
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	316
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	96
	Centene Corp. 4.625% 12/15/2029	530	502
	Centene Corp. 3.375% 2/15/2030	179	160
	Centene Corp. 2.625% 8/1/2031	40	33
	CVS Health Corp. 5.125% 2/21/2030	50	49
	CVS Health Corp. 5.25% 2/21/2033	23	22
	CVS Health Corp. 5.70% 6/1/2034	97	95
	CVS Health Corp. 6.00% 6/1/2044	50	47
	CVS Health Corp. 5.625% 2/21/2053	55	49
	CVS Health Corp. 6.05% 6/1/2054	50	47
	Elevance Health, Inc. 4.95% 11/1/2031	30	30
	Elevance Health, Inc. 5.20% 2/15/2035	13	13
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	15
	Humana, Inc. 3.70% 3/23/2029	12	11
	Humana, Inc. 5.375% 4/15/2031	35	35
	Medline Borrower, LP 6.25% 4/1/2029[1]	380	384
	Merck & Co., Inc. 1.70% 6/10/2027	118	111
	Merck & Co., Inc. 3.40% 3/7/2029	110	105
	Merck & Co., Inc. 4.50% 5/17/2033	35	34
	Merck & Co., Inc. 4.90% 5/17/2044	35	32
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	40	35
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	22
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	354
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	647
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	64
			5,297

Consumer discretionary 0.24%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
	Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
	Bath & Body Works, Inc. 6.875% 11/1/2035	150	154
	BMW US Capital, LLC 4.15% 4/9/2030[1]	290	277
	BMW US Capital, LLC 3.70% 4/1/2032[1]	25	23
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]	150	151
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[1]	150	151
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	150	126
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	199
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	695
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	294
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	599
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
	General Motors Financial Co., Inc. 5.45% 9/6/2034	27	26
	Hyundai Capital America 5.275% 6/24/2027[1]	55	56
	McDonald’s Corp. 3.60% 7/1/2030	12	11

American Funds Insurance Series	82

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 4.60% 9/9/2032	USD3	$3
	McDonald’s Corp. 4.95% 8/14/2033	3	3
	McDonald’s Corp. 5.15% 9/9/2052	10	9
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	230
			3,240

Energy 0.23%
	Apache Corp. 4.25% 1/15/2030	385	362
	Baytex Energy Corp. 7.375% 3/15/2032[1]	600	585
	Cenovus Energy, Inc. 5.40% 6/15/2047	44	39
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[1]	9	9
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	270	263
	Diamondback Energy, Inc. 5.40% 4/18/2034	41	40
	Energy Transfer, LP 6.10% 12/1/2028	41	43
	Energy Transfer, LP 5.25% 7/1/2029	23	23
	Energy Transfer, LP 6.40% 12/1/2030	34	36
	Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
	Equinor ASA 2.375% 5/22/2030	365	324
	Hilcorp Energy I, LP 6.875% 5/15/2034[1]	400	374
	NFE Financing, LLC 12.00% 11/15/2029[1]	148	156
	Petroleos Mexicanos 6.50% 1/23/2029	20	19
	Petroleos Mexicanos 8.75% 6/2/2029	177	177
	Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	200	188
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	3	3
	TotalEnergies Capital SA 4.724% 9/10/2034	17	16
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	595	533
			3,196

Communication services 0.20%
	América Móvil, SAB de CV 8.46% 12/18/2036	MXN1,300	53
	AT&T, Inc. 3.50% 6/1/2041	USD75	57
	CCO Holdings, LLC 4.75% 2/1/2032[1]	25	22
	CCO Holdings, LLC 4.25% 1/15/2034[1]	655	532
	Charter Communications Operating, LLC 6.10% 6/1/2029	41	42
	Meta Platforms, Inc. 4.30% 8/15/2029	40	39
	Meta Platforms, Inc. 4.75% 8/15/2034	53	52
	Meta Platforms, Inc. 5.40% 8/15/2054	29	28
	Meta Platforms, Inc. 5.55% 8/15/2064	40	39
	Netflix, Inc. 4.90% 8/15/2034	16	16
	Netflix, Inc. 5.40% 8/15/2054	6	6
	SBA Tower Trust 1.631% 11/15/2026[1]	253	237
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	780	720
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	588
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	175
	T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
	Verizon Communications, Inc. 1.75% 1/20/2031	142	117
			2,793

Utilities 0.19%
	AEP Transmission Co., LLC 3.80% 6/15/2049	45	34
	Consumers Energy Co. 4.625% 5/15/2033	25	24
	DTE Energy Co. 3.00% 3/1/2032	42	37
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
	Edison International 4.125% 3/15/2028	132	128
	Edison International 5.45% 6/15/2029	25	25
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,10]	200	226
	Eversource Energy 5.50% 1/1/2034	25	25
	FirstEnergy Corp. 2.65% 3/1/2030	393	349

83	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	FirstEnergy Corp. 2.25% 9/1/2030	USD107	$92
	Florida Power & Light Co. 5.05% 4/1/2028	70	71
	Florida Power & Light Co. 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	95
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	100
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	280
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	321
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
	Pacific Gas and Electric Co. 5.80% 5/15/2034	50	51
	Pacific Gas and Electric Co. 4.95% 7/1/2050	162	141
	Pacific Gas and Electric Co. 5.90% 10/1/2054	25	25
	PacifiCorp 5.30% 2/15/2031	35	35
	PacifiCorp 5.50% 5/15/2054	95	89
	PacifiCorp 5.80% 1/15/2055	25	24
	Southern California Edison Co. 5.20% 6/1/2034	40	40
	Southern California Edison Co. 3.60% 2/1/2045	206	152
	Union Electric Co. 3.90% 4/1/2052	25	19
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
			2,546

Industrials 0.18%
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[1,3,8,12]	300	298
	BAE Systems PLC 5.30% 3/26/2034[1]	200	199
	Boeing Co. (The) 2.75% 2/1/2026	91	89
	Boeing Co. (The) 6.259% 5/1/2027	376	385
	Boeing Co. (The) 6.298% 5/1/2029	12	12
	Boeing Co. (The) 3.625% 2/1/2031	178	162
	Boeing Co. (The) 6.388% 5/1/2031	92	96
	Boeing Co. (The) 6.528% 5/1/2034	585	613
	Boeing Co. (The) 5.805% 5/1/2050	80	74
	Boeing Co. (The) 6.858% 5/1/2054	56	60
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	66
	Carrier Global Corp. 3.577% 4/5/2050	3	2
	CSX Corp. 4.75% 11/15/2048	50	44
	CSX Corp. 4.50% 11/15/2052	35	30
	L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
	L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Lockheed Martin Corp. 5.20% 2/15/2064	8	7
	Moog, Inc. 4.25% 12/9/2027[1]	55	53
	Norfolk Southern Corp. 5.35% 8/1/2054	51	49
	Northrop Grumman Corp. 4.95% 3/15/2053	21	19
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	RTX Corp. 6.00% 3/15/2031	35	37
	RTX Corp. 6.10% 3/15/2034	27	28
	RTX Corp. 6.40% 3/15/2054	22	24
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	14
	Waste Management, Inc. 4.625% 2/15/2030	60	59
	Waste Management, Inc. 4.95% 3/15/2035	16	16
	Waste Management, Inc. 5.35% 10/15/2054	25	24
			2,535

Real estate 0.18%
	American Tower Corp. 4.05% 3/15/2032	11	10
	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	40
	Boston Properties, LP 5.75% 1/15/2035	95	93

American Funds Insurance Series	84

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Crown Castle, Inc. 5.00% 1/11/2028	USD54	$54
	Equinix, Inc. 1.55% 3/15/2028	25	23
	Equinix, Inc. 3.20% 11/18/2029	144	133
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	530	485
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	483
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	20	21
	MPT Operating Partnership, LP 5.00% 10/15/2027	475	401
	Prologis, LP 5.00% 3/15/2034	40	39
	Service Properties Trust 8.375% 6/15/2029	680	658
			2,445

Materials 0.12%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
	Celanese US Holdings, LLC 6.60% 11/15/2028	36	37
	Celanese US Holdings, LLC 6.80% 11/15/2030	27	28
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Celanese US Holdings, LLC 6.95% 11/15/2033	23	24
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	750	612
	Dow Chemical Co. (The) 5.15% 2/15/2034	34	33
	Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
	Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
	Dow Chemical Co. (The) 5.60% 2/15/2054	53	50
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	249	249
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	4	3
	LYB International Finance III, LLC 3.625% 4/1/2051	102	68
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	10	11
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	325	294
			1,599

Consumer staples 0.09%
	BAT Capital Corp. 4.70% 4/2/2027	105	105
	BAT Capital Corp. 6.343% 8/2/2030	9	9
	BAT Capital Corp. 6.421% 8/2/2033	38	40
	BAT Capital Corp. 7.079% 8/2/2043	31	34
	BAT Capital Corp. 4.54% 8/15/2047	55	43
	BAT Capital Corp. 4.758% 9/6/2049	121	98
	BAT Capital Corp. 7.081% 8/2/2053	69	76
	BAT International Finance PLC 4.448% 3/16/2028	150	148
	Campbell’s Co. (The) 5.40% 3/21/2034	22	22
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 4.875% 10/1/2049	235	201
	Philip Morris International, Inc. 5.125% 11/17/2027	43	44
	Philip Morris International, Inc. 5.625% 11/17/2029	23	24
	Philip Morris International, Inc. 5.125% 2/15/2030	56	56
	Philip Morris International, Inc. 5.50% 9/7/2030	70	72
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55
	Philip Morris International, Inc. 5.625% 9/7/2033	30	31
	Philip Morris International, Inc. 4.90% 11/1/2034	66	63
			1,187

85	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 0.07%
	Broadcom, Inc. 5.05% 7/12/2027	USD40	$40
	Broadcom, Inc. 4.00% 4/15/2029[1]	3	3
	Broadcom, Inc. 5.05% 7/12/2029	45	45
	Broadcom, Inc. 5.15% 11/15/2031	104	105
	Broadcom, Inc. 4.15% 4/15/2032[1]	11	10
	Broadcom, Inc. 4.80% 10/15/2034	12	12
	Broadcom, Inc. 3.137% 11/15/2035[1]	2	2
	Cisco Systems, Inc. 4.95% 2/26/2031	11	11
	Cisco Systems, Inc. 5.05% 2/26/2034	4	4
	Cisco Systems, Inc. 5.30% 2/26/2054	8	8
	Cisco Systems, Inc. 5.35% 2/26/2064	11	10
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	250	257
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	401
	ServiceNow, Inc. 1.40% 9/1/2030	54	45
			953
	Total corporate bonds, notes & loans		32,016
Asset-backed obligations 1.21%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,7]	2	2
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,7]	100	100
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,7]	215	217
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,7]	83	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,7]	100	99
	Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,7]	477	481
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,7]	400	397
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,7]	197	192
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,7]	100	98
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,7]	339	349
	AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,7]	391	395
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,7]	4	4
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,7]	100	100
	Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,7]	735	740
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,7]	351	343
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,7]	87	78
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,7]	90	87
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,7]	90	78
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,7]	316	299
	CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,7]	489	489
	Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,7]	352	351
	CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,7]	497	503
	Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[7]	301	301
	Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,7]	419	422
	Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,7]	206	206
	Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,7]	482	486
	EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,7]	164	164
	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,7]	131	128
	Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,7]	176	177
	Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,7]	181	184
	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,7]	188	189
	GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,7]	369	340
	GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,7]	69	62
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,7]	93	90
	Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,7]	348	328

American Funds Insurance Series	86

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,7]	USD131	$132
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,7]	104	104
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,7]	285	289
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,7]	184	190
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[7]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[7]	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,7]	268	252
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,7]	100	94
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,7]	100	94
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,7]	187	188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,7]	373	363
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[7]	26	26
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[7]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,7]	2	2
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,7]	190	192
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,7]	70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,7]	30	27
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,7]	53	47
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,7]	128	119
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,7]	256	238
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,7,8]	132	131
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,7]	935	863
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,7]	581	582
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,7]	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,7]	127	125
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,7]	61	59
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,7]	174	174
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,7]	273	276
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,7]	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,7]	175	177
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,7]	250	246
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,7]	140	141
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,7]	326	328
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[7]	285	286
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,7]	100	101
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,7]	16	16
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,7]	47	42
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,7]	103	98
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,8]	335	322
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,7]	100	101
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,7]	9	9
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,7]	100	100
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,7]	827	829
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,7]	215	215
		16,512
Bonds & notes of governments & government agencies outside the U.S. 0.04%
Peru (Republic of) 2.783% 1/23/2031	190	163
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	192
United Mexican States 3.25% 4/16/2030	200	174
		529

87	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.02%
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	USD212	$209

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	137
Total municipals		346
Total bonds, notes & other debt instruments (cost: $210,437,000)		206,318
Investment funds 2.26%	Shares
Capital Group Central Corporate Bond Fund[13]	3,729,766	30,920
Total Investment funds (cost: $34,463,000)		30,920
Short-term securities 5.16%
Money market investments 4.42%
Capital Group Central Cash Fund 4.50%[13,14]	605,632	60,575

Money market investments purchased with collateral from securities on loan 0.74%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[14,15]	10,079,100	10,079
Total short-term securities (cost: $70,633,000)		70,654
Total investment securities 100.63% (cost: $1,123,620,000)		1,377,350
Other assets less liabilities (0.63)%		(8,682)
Net assets 100.00%		$1,368,668
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SOFR Futures	Long	8	3/19/2025	USD1,913	$10
3 Month SOFR Futures	Long	73	9/17/2025	17,512	105
2 Year U.S. Treasury Note Futures	Long	277	4/3/2025	56,954	(34)
5 Year U.S. Treasury Note Futures	Long	432	4/3/2025	45,924	(302)
10 Year U.S. Treasury Note Futures	Long	171	3/31/2025	18,596	(256)
10 Year Ultra U.S. Treasury Note Futures	Long	17	3/31/2025	1,892	(46)
20 Year U.S. Treasury Note Futures	Long	21	3/31/2025	2,391	(72)
30 Year Ultra U.S. Treasury Bond Futures	Long	62	3/31/2025	7,372	(383)
					$(978)

American Funds Insurance Series	88

Capital Income Builder® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$367	$—	$367
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	104	—	104
						$471	$—	$471
Investments in affiliates13

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 2.26%
Capital Group Central Corporate Bond Fund	$34,970	$1,393	$4,712	$(941)	$210	$30,920	$1,393
Short-term securities 4.42%
Money market investments 4.42%
Capital Group Central Cash Fund 4.50%[14]	91,779	199,715	230,940	3	18	60,575	4,152
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[14]	59		59 [16]			—	— [17]
Total short-term securities						60,575
Total 6.68%				$(938)	$228	$91,495	$5,545

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,522,000, which represented 3.25% of the net assets of the fund.

[2]
All or a portion of this security was on loan. The total value of all such securities was $10,664,000, which represented .78% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $14,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,055,000, which represented .15% of the net assets of the fund.
[12]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $298,000, which represented .02% of the net assets of the fund.

[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

89	American Funds Insurance Series

Capital Income Builder® (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
DAC = Designated Activity Company

Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	90

Asset Allocation Fund
Investment portfolio December 31, 2024

Common stocks 67.42%		Shares	Value (000)
Information technology 16.36%
	Broadcom, Inc.	7,698,709	$1,784,869
	Microsoft Corp.	1,975,621	832,724
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,126,407	617,434
	Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	25,241
	Apple, Inc.	1,243,701	311,448
	NVIDIA Corp.	2,196,799	295,008
	Oracle Corp.	896,756	149,435
	ASML Holding NV (ADR)	162,641	112,723
	International Business Machines Corp.	275,000	60,453
	Applied Materials, Inc.	363,122	59,055
	MicroStrategy, Inc., Class A1	200,000	57,924
	Synopsys, Inc.[1]	90,490	43,920
	Salesforce, Inc.	127,239	42,540
	Diebold Nixdorf, Inc.[1]	532,940	22,938
	Micron Technology, Inc.	175,097	14,736
			4,430,448

Financials 12.09%
	Apollo Asset Management, Inc.	2,630,627	434,474
	Aon PLC, Class A	752,130	270,135
	Arthur J. Gallagher & Co.	887,811	252,005
	Synchrony Financial	3,300,000	214,500
	Ares Management Corp., Class A	1,113,403	197,106
	Blue Owl Capital, Inc., Class A	8,399,477	195,372
	Blackstone, Inc.	1,033,422	178,183
	Mastercard, Inc., Class A	319,128	168,043
	Visa, Inc., Class A	509,002	160,865
	Discover Financial Services	872,903	151,213
	Fiserv, Inc.[1]	582,763	119,711
	JPMorgan Chase & Co.	446,784	107,099
	BlackRock, Inc.	88,049	90,260
	American Express Co.	280,560	83,267
	KKR & Co., Inc.	544,971	80,607
	Brown & Brown, Inc.	786,070	80,195
	Bank of America Corp.	1,759,200	77,317
	Nasdaq, Inc.	962,300	74,395
	Wells Fargo & Co.	980,000	68,835
	Citigroup, Inc.	900,000	63,351
	CME Group, Inc., Class A	193,443	44,923
	Capital One Financial Corp.	219,900	39,212
	Brookfield Corp., Class A	486,973	27,977
	RenaissanceRe Holdings, Ltd.	97,535	24,268
	Fifth Third Bancorp	432,000	18,265
	Goldman Sachs Group, Inc.	30,100	17,236
	Intercontinental Exchange, Inc.	110,132	16,411
	Chubb, Ltd.	37,981	10,494
	LPL Financial Holdings, Inc.	17,807	5,814
	PNC Financial Services Group, Inc.	8,528	1,645
	Sberbank of Russia PJSC[2]	8,880,000	— [3]
			3,273,178

Health care 8.27%
	Vertex Pharmaceuticals, Inc.[1]	1,017,755	409,850
	Eli Lilly and Co.	503,348	388,585
	Gilead Sciences, Inc.	4,056,014	374,654
	UnitedHealth Group, Inc.	596,933	301,964
	AbbVie, Inc.	682,000	121,191
	Regeneron Pharmaceuticals, Inc.[1]	138,750	98,836
	Amgen, Inc.	341,803	89,088
	Novo Nordisk AS, Class B	835,324	71,894
	CVS Health Corp.	1,451,353	65,151
	Illumina, Inc.[1]	479,758	64,110

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Cooper Companies, Inc.[1]	559,233	$51,410
	Alnylam Pharmaceuticals, Inc.[1]	205,917	48,454
	Centene Corp.[1]	675,000	40,891
	Thermo Fisher Scientific, Inc.	51,641	26,865
	Danaher Corp.	95,660	21,959
	Exact Sciences Corp.[1]	388,980	21,857
	Boston Scientific Corp.[1]	198,062	17,691
	Rotech Healthcare, Inc.[1,2,4]	184,138	16,254
	Zoetis, Inc., Class A	42,300	6,892
	Endo, Inc.[1]	140,115	3,321
	Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	— [3]
			2,240,917

Consumer discretionary 7.58%
	Booking Holdings, Inc.	99,924	496,464
	Amazon.com, Inc.[1]	1,331,622	292,145
	Royal Caribbean Cruises, Ltd.	1,259,400	290,531
	Home Depot, Inc.	622,050	241,971
	Starbucks Corp.	1,827,909	166,797
	NIKE, Inc., Class B	1,269,912	96,094
	Darden Restaurants, Inc.	448,084	83,653
	D.R. Horton, Inc.	525,000	73,406
	Compagnie Financière Richemont SA, Class A	391,173	59,460
	Texas Roadhouse, Inc.	325,829	58,789
	General Motors Co.	750,000	39,953
	Hilton Worldwide Holdings, Inc.	139,547	34,490
	Restaurant Brands International, Inc.	447,593	29,174
	Flutter Entertainment PLC[1]	105,069	27,155
	Moncler SpA	395,000	20,980
	lululemon athletica, Inc.[1]	44,474	17,007
	YUM! Brands, Inc.	91,381	12,260
	AutoZone, Inc.[1]	2,534	8,114
	Five Below, Inc.[1]	43,676	4,584
	Party City Holdco, Inc.[1,2]	68,158	— [3]
	Party City Holdco, Inc.[1,2,5]	681	— [3]
			2,053,027

Industrials 6.24%
	Boeing Co. (The)[1]	1,397,043	247,277
	L3Harris Technologies, Inc.	922,920	194,072
	Deere & Co.	397,582	168,455
	Caterpillar, Inc.	300,000	108,828
	Ingersoll-Rand, Inc.	1,127,311	101,977
	TransDigm Group, Inc.	70,121	88,863
	General Electric Co.	490,460	81,804
	Union Pacific Corp.	335,667	76,546
	Safran SA	312,100	68,177
	Southwest Airlines Co.	1,982,728	66,659
	Honeywell International, Inc.	275,000	62,120
	United Rentals, Inc.	84,415	59,465
	Eaton Corp. PLC	172,210	57,151
	Quanta Services, Inc.	152,260	48,122
	Copart, Inc.[1]	835,833	47,968
	Republic Services, Inc.	222,985	44,860
	Airbus SE, non-registered shares	259,864	41,418
	Northrop Grumman Corp.	68,144	31,979
	Trane Technologies PLC	74,824	27,636
	Carrier Global Corp.	382,605	26,117
	Johnson Controls International PLC	278,300	21,966
	RTX Corp.	170,058	19,679
			1,691,139

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 5.43%
	Meta Platforms, Inc., Class A	1,309,410	$766,673
	Alphabet, Inc., Class C	1,888,186	359,586
	Alphabet, Inc., Class A	344,016	65,122
	Comcast Corp., Class A	5,394,851	202,469
	Charter Communications, Inc., Class A1	180,147	61,749
	Take-Two Interactive Software, Inc.[1]	88,404	16,273
			1,471,872

Materials 4.48%
	Franco-Nevada Corp.	1,939,139	227,875
	ATI, Inc.[1]	3,762,816	207,105
	Wheaton Precious Metals Corp.	3,349,100	188,353
	Royal Gold, Inc.	1,405,000	185,249
	Lundin Mining Corp.	16,017,925	137,843
	First Quantum Minerals, Ltd.[1]	5,805,000	74,832
	Linde PLC	134,223	56,195
	Freeport-McMoRan, Inc.	1,431,593	54,515
	Nucor Corp.	309,300	36,099
	Albemarle Corp.	220,161	18,952
	Air Products and Chemicals, Inc.	45,664	13,244
	Avery Dennison Corp.	59,276	11,092
	Venator Materials PLC[1,2]	4,096	1,629
			1,212,983

Consumer staples 3.58%
	Philip Morris International, Inc.	3,985,225	479,622
	Constellation Brands, Inc., Class A	484,668	107,112
	Altria Group, Inc.	1,962,629	102,626
	Estée Lauder Companies, Inc. (The), Class A	859,243	64,426
	Costco Wholesale Corp.	69,889	64,037
	Nestlé SA	617,055	50,598
	Keurig Dr Pepper, Inc.	925,602	29,730
	Monster Beverage Corp.[1]	546,065	28,701
	Bunge Global SA	197,085	15,325
	Mondelez International, Inc., Class A	233,588	13,952
	Procter & Gamble Co.	79,723	13,366
			969,495

Energy 2.16%
	Canadian Natural Resources, Ltd. (CAD denominated)	11,882,000	366,846
	ConocoPhillips	824,000	81,716
	EOG Resources, Inc.	254,319	31,175
	Halliburton Co.	960,000	26,102
	Cenovus Energy, Inc. (CAD denominated)	1,655,494	25,095
	Noble Corp. PLC, Class A	771,174	24,215
	Exxon Mobil Corp.	122,434	13,170
	Schlumberger NV	286,500	10,984
	New Fortress Energy, Inc., Class A6	150,315	2,273
	Altera Infrastructure, LP1,2	16,129	1,304
	Constellation Oil Services Holding SA1,2	1,564,961	637
	Expand Energy Corp.	277	28
	Bighorn Permian Resources, LLC[2]	4,392	— [3]
			583,545

Real estate 1.05%
	VICI Properties, Inc. REIT	4,209,324	122,954
	Extra Space Storage, Inc. REIT	588,752	88,077
	Crown Castle, Inc. REIT	410,999	37,302
	American Tower Corp. REIT	136,942	25,117
	Alexandria Real Estate Equities, Inc. REIT	121,544	11,857
			285,307

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.18%
	DTE Energy Co.	289,072	$34,905
	FirstEnergy Corp.	340,720	13,554
			48,459
	Total common stocks (cost: $10,423,356,000)		18,260,370
Preferred securities 0.00%
Industrials 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450	792
	Total preferred securities (cost: $466,000)		792
Rights & warrants 0.00%
Energy 0.00%
	Expand Energy Corporation, Class C, warrants, expire 2/9/2026[1]	524	45
	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	— [3]
	Total rights & warrants (cost: $313,000)		45
Convertible stocks 0.04%
Industrials 0.04%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	168,500	10,260

Health care 0.00%
	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,4]	4,955,500	49
	Total convertible stocks (cost: $58,674,000)		10,309
Convertible bonds & notes 0.00%		Principal amount (000)
Communication services 0.00%
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[7]	USD1,603	1,690
	Total convertible bonds & notes (cost: $1,709,000)		1,690

Bonds, notes & other debt instruments 25.45%
Mortgage-backed obligations 10.18%
Federal agency mortgage-backed obligations 9.19%
	Fannie Mae Pool #AD7072 4.00% 6/1/2025[8]	— [3]	— [3]
	Fannie Mae Pool #AE3069 4.00% 9/1/2025[8]	— [3]	— [3]
	Fannie Mae Pool #AH0829 4.00% 1/1/2026[8]	— [3]	— [3]
	Fannie Mae Pool #AH6431 4.00% 2/1/2026[8]	51	50
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[8]	— [3]	— [3]
	Fannie Mae Pool #890329 4.00% 4/1/2026[8]	5	5
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[8]	— [3]	— [3]
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[8]	7	7
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[8]	23	23
	Fannie Mae Pool #254767 5.50% 6/1/2033[8]	146	147
	Fannie Mae Pool #555956 5.50% 12/1/2033[8]	93	94
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[8]	280	274
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[8]	264	243
	Fannie Mae Pool #929185 5.50% 1/1/2036[8]	301	303
	Fannie Mae Pool #893641 6.00% 9/1/2036[8]	525	544
	Fannie Mae Pool #893688 6.00% 10/1/2036[8]	133	138
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[8]	4,780	4,417
	Fannie Mae Pool #907239 6.00% 12/1/2036[8]	12	12
	Fannie Mae Pool #928031 6.00% 1/1/2037[8]	47	48

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #888292 6.00% 3/1/2037[8]	USD411	$426
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	77	77
	Fannie Mae Pool #190379 5.50% 5/1/2037[8]	42	43
	Fannie Mae Pool #924952 6.00% 8/1/2037[8]	623	646
	Fannie Mae Pool #888637 6.00% 9/1/2037[8]	7	8
	Fannie Mae Pool #995674 6.00% 5/1/2038[8]	238	247
	Fannie Mae Pool #AD0119 6.00% 7/1/2038[8]	762	791
	Fannie Mae Pool #995224 6.00% 9/1/2038[8]	6	7
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[8]	241	250
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[8]	167	172
	Fannie Mae Pool #889983 6.00% 10/1/2038[8]	14	14
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[8]	532	552
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[8]	73	75
	Fannie Mae Pool #995391 6.00% 11/1/2038[8]	11	11
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[8]	— [3]	— [3]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[8]	49	51
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[8]	146	151
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[8]	180	185
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[8]	348	360
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[8]	6,443	5,380
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[8]	7,431	6,181
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[8]	19,433	15,402
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[8]	12,651	10,523
	Fannie Mae Pool #AP2131 3.50% 8/1/2042[8]	2,583	2,354
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[8]	1,684	1,585
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[8]	938	884
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[8]	849	797
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[8]	4,447	4,053
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[8]	7,305	6,600
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[8]	1,056	954
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	2,275	2,055
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[8]	81	76
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[8]	307	268
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[8]	1,253	1,162
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[8]	1,400	1,257
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[8]	1,857	1,667
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[8]	400	350
	Fannie Mae Pool #256975 7.00% 10/1/2047[8]	2	2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[8]	1,298	1,165
	Fannie Mae Pool #257036 7.00% 11/1/2047[8]	6	6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	2,197	2,044
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[8]	9	8
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[8]	9	9
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[8]	14,025	12,593
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[8]	1,886	1,697
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[8]	1,456	1,261
	Fannie Mae Pool #BN7443 2.50% 3/1/2050[8]	31	26
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[8]	4,792	3,981
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[8]	410	335
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[8]	10,596	8,792
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]	323	278
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[8]	8,675	7,184
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[8]	1,360	1,130
	Fannie Mae Pool #CA7743 2.50% 11/1/2050[8]	742	606
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	12,235	10,666
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[8]	1,083	1,034
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[8]	5,940	4,641
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[8]	801	654
	Fannie Mae Pool #FM5944 2.50% 1/1/2051[8]	82	67
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[8]	31	25
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[8]	3,359	2,791

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA8962 2.50% 2/1/2051[8]	USD68	$56
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[8]	4,272	3,353
	Fannie Mae Pool #CA9494 2.50% 4/1/2051[8]	100	82
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]	4,743	4,065
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]	583	501
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[8]	859	701
	Fannie Mae Pool #FM7222 2.50% 5/1/2051[8]	798	651
	Fannie Mae Pool #CB0910 2.50% 6/1/2051[8]	35,885	29,274
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[8]	9,527	7,772
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]	436	374
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[8]	159	125
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[8]	2,124	1,732
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[8]	4,100	3,554
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[8]	74	64
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[8]	1,379	1,125
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[8]	675	551
	Fannie Mae Pool #CB1868 2.50% 10/1/2051[8]	42,244	34,461
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[8]	872	711
	Fannie Mae Pool #FS3298 2.50% 10/1/2051[8]	551	450
	Fannie Mae Pool #BU2530 2.50% 10/1/2051[8]	142	116
	Fannie Mae Pool #FM9335 2.50% 10/1/2051[8]	95	78
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[8]	8,716	6,826
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[8]	8,309	7,134
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[8]	2,513	1,966
	Fannie Mae Pool #FM9693 2.50% 12/1/2051[8]	65,914	53,770
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[8]	14,844	12,250
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[8]	6,941	5,736
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[8]	170	140
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[8]	130	106
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[8]	82	68
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[8]	80	66
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[8]	80	66
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[8]	3,037	2,375
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[8]	856	699
	Fannie Mae Pool #FS2534 2.50% 1/1/2052[8]	682	556
	Fannie Mae Pool #MA4512 2.50% 1/1/2052[8]	128	105
	Fannie Mae Pool #FS3549 2.50% 1/1/2052[8]	67	55
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[8]	10,547	9,058
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[8]	7,692	6,005
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[8]	5,267	4,116
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[8]	1,028	804
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[8]	2,198	1,794
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[8]	2,000	1,632
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[8]	1,218	993
	Fannie Mae Pool #BV3674 2.50% 2/1/2052[8]	754	620
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[8]	654	534
	Fannie Mae Pool #BV0307 2.50% 2/1/2052[8]	167	136
	Fannie Mae Pool #BV2360 2.50% 2/1/2052[8]	109	89
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	56,384	48,807
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[8]	3,077	2,407
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[8]	2,544	1,990
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[8]	1,879	1,466
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[8]	1,370	1,070
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[8]	1,329	1,039
	Fannie Mae Pool #BV4173 2.50% 3/1/2052[8]	832	684
	Fannie Mae Pool #CB3063 2.50% 3/1/2052[8]	761	625
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[8]	672	552
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[8]	168	137
	Fannie Mae Pool #CB3744 2.50% 3/1/2052[8]	25	20
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[8]	6,103	4,763
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[8]	3,115	2,432

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV4182 2.50% 4/1/2052[8]	USD947	$778
	Fannie Mae Pool #FS1749 2.50% 4/1/2052[8]	908	745
	Fannie Mae Pool #BV5332 2.50% 4/1/2052[8]	901	741
	Fannie Mae Pool #FS1746 2.50% 4/1/2052[8]	180	147
	Fannie Mae Pool #BU9507 2.50% 4/1/2052[8]	166	136
	Fannie Mae Pool #BV5370 2.50% 4/1/2052[8]	143	117
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[8]	10,772	8,433
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[8]	959	788
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[8]	896	732
	Fannie Mae Pool #BW2204 2.50% 5/1/2052[8]	155	127
	Fannie Mae Pool #BW0462 2.50% 5/1/2052[8]	154	127
	Fannie Mae Pool #BV8592 2.50% 5/1/2052[8]	124	102
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[8]	2,492	1,946
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[8]	807	659
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[8]	6,092	5,584
	Fannie Mae Pool #BW2918 4.50% 6/1/2052[8]	5,166	4,870
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[8]	5,180	4,045
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[8]	31,232	25,484
	Fannie Mae Pool #CB4123 4.00% 7/1/2052[8]	23	21
	Fannie Mae Pool #BV7912 2.50% 8/1/2052[8]	158	130
	Fannie Mae Pool #BV8015 2.50% 8/1/2052[8]	101	83
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[8]	661	622
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[8]	1,074	1,045
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[8]	46,786	36,470
	Fannie Mae Pool #BX2841 4.00% 10/1/2052[8]	15	14
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[8]	11,094	10,461
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[8]	847	801
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[8]	478	463
	Fannie Mae Pool #BX0463 4.00% 11/1/2052[8]	1,000	917
	Fannie Mae Pool #BW1299 4.00% 11/1/2052[8]	948	869
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[8]	3,121	2,944
	Fannie Mae Pool #CB5764 2.50% 12/1/2052[8]	899	736
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]	2,495	2,470
	Fannie Mae Pool #BW5062 4.00% 1/1/2053[8]	22	20
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[8]	2,813	2,649
	Fannie Mae Pool #BX3263 4.00% 2/1/2053[8]	654	600
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	1,044	1,032
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[8]	916	840
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]	2,659	2,645
	Fannie Mae Pool #BX9358 4.00% 4/1/2053[8]	330	302
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[8]	2,498	2,413
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[8]	7,218	6,608
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[8]	12,469	12,056
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]	794	770
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[8]	1,010	997
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	179	178
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[8]	269	275
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]	26,671	25,796
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	646	638
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]	1,418	1,461
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]	491	503
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]	367	376
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[8]	12,976	10,144
	Fannie Mae Pool #FS9167 2.50% 7/1/2053[8]	867	707
	Fannie Mae Pool #FS6632 2.50% 7/1/2053[8]	815	665
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[8]	9,823	8,997
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[8]	16,031	15,097
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	2,421	2,394
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[8]	106	104
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[8]	5,735	5,701
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	21,392	21,515

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[8]	USD1,865	$1,843
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]	5,252	5,282
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[8]	15,269	13,977
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[8]	13,008	11,906
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[8]	4,287	4,236
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	7,850	7,895
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[8]	11,597	10,615
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[8]	285	282
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[8]	8,549	8,753
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[8]	2,431	2,495
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[8]	12,522	11,461
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[8]	664	656
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[8]	566	559
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[8]	3,478	3,500
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[8]	16,766	17,126
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[8]	2,523	2,584
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[8]	11,923	11,775
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[8]	4,999	4,940
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[8]	972	977
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[8]	943	956
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[8]	10	10
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]	7,656	7,575
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[8]	22,617	23,101
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[8]	2,166	2,213
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[8]	10,981	10,049
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[8]	2,409	2,422
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[8]	1,189	1,205
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[8]	1,030	1,041
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[8]	907	914
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[8]	823	835
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[8]	1,091	1,125
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[8]	64	65
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[8]	6,317	6,238
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[8]	2,501	2,478
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[8]	1,538	1,524
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[8]	716	711
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	10,353	10,419
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[8]	1,530	1,539
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[8]	707	716
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[8]	529	535
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[8]	447	452
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[8]	10,659	10,889
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[8]	5,183	5,333
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[8]	3,708	3,814
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[8]	1,675	1,731
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[8]	1,419	1,449
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[8]	488	501
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[8]	283	291
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[8]	6,961	6,370
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[8]	462	448
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[8]	1,465	1,448
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[8]	8,696	8,751
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[8]	2,973	3,009
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[8]	1,754	1,767
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[8]	1,537	1,549
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[8]	1,200	1,219
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[8]	1,026	1,031
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[8]	378	384
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[8]	280	283
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[8]	276	279
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[8]	2,043	2,098

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[8]	USD1,421	$1,460
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[8]	1,327	1,356
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[8]	4,004	3,957
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[8]	2,481	2,458
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[8]	2,362	2,343
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[8]	1,226	1,211
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[8]	3,159	3,210
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[8]	6	6
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[8]	6,168	5,644
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[8]	2,604	2,576
	Fannie Mae Pool #MA5499 6.50% 10/1/2054[8]	1,549	1,582
	Fannie Mae Pool #DC6572 4.00% 11/1/2054[8]	412	377
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[8]	305	279
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[8]	10,387	9,776
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[8]	1,939	1,921
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[8]	13,240	12,116
	Fannie Mae Pool #DC8819 4.50% 12/1/2054[8]	304	286
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[8]	1,479	1,465
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[8]	5,572	5,115
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[8]	9,749	9,271
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	3,464	2,892
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[8]	9,607	7,660
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[8]	788	657
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[8]	3,368	2,930
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[8]	3,864	3,511
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	20	21
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[8]	59	60
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[8]	29	24
	Freddie Mac Pool #C91912 3.00% 2/1/2037[8]	8,633	7,953
	Freddie Mac Pool #G03978 5.00% 3/1/2038[8]	347	347
	Freddie Mac Pool #G04553 6.50% 9/1/2038[8]	39	41
	Freddie Mac Pool #G08347 4.50% 6/1/2039[8]	52	51
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	21,299	17,807
	Freddie Mac Pool #C03518 5.00% 9/1/2040[8]	492	491
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[8]	1,319	1,246
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[8]	1,024	966
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[8]	605	569
	Freddie Mac Pool #760014 3.426% 8/1/2045[8,9]	145	143
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[8]	4,290	4,009
	Freddie Mac Pool #G60344 4.00% 12/1/2045[8]	3,984	3,722
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[8]	3,535	3,086
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[8]	194	186
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[8]	196	189
	Freddie Mac Pool #760015 3.11% 1/1/2047[8,9]	364	346
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[8]	1,073	965
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	1,924	1,785
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[8]	1,657	1,584
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[8]	767	626
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]	341	293
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[8]	29,142	22,901
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[8]	15,309	12,139
	Freddie Mac Pool #QB8934 2.50% 2/1/2051[8]	35	29
	Freddie Mac Pool #RA4542 2.50% 2/1/2051[8]	25	20
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[8]	60	49
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[8]	26,893	21,268
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[8]	692	564
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[8]	352	305
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[8]	819	641
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[8]	8,753	7,239
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[8]	5,965	4,943
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[8]	832	678

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QC6921 2.50% 9/1/2051[8]	USD429	$350
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[8]	49	40
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[8]	5,824	5,030
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[8]	648	552
	Freddie Mac Pool #QC9123 2.50% 10/1/2051[8]	876	715
	Freddie Mac Pool #QC8196 2.50% 10/1/2051[8]	311	253
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[8]	157	136
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[8]	3,851	3,011
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[8]	7,010	5,719
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[8]	1,672	1,308
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[8]	5,946	4,914
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[8]	2,727	2,224
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[8]	2,069	1,710
	Freddie Mac Pool #RA6614 2.50% 1/1/2052[8]	949	776
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[8]	26	21
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[8]	295	255
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[8]	1,673	1,306
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[8]	877	686
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[8]	853	666
	Freddie Mac Pool #SD0847 2.50% 2/1/2052[8]	1,000	815
	Freddie Mac Pool #QD7312 2.50% 2/1/2052[8]	560	460
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[8]	888	792
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[8]	4,299	3,356
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[8]	3,001	2,344
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[8]	1,150	897
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[8]	874	682
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[8]	265	207
	Freddie Mac Pool #QD9460 2.50% 3/1/2052[8]	847	695
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[8]	82	67
	Freddie Mac Pool #RA7091 2.50% 3/1/2052[8]	30	25
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[8]	3,044	2,375
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[8]	1,096	855
	Freddie Mac Pool #QD9907 2.50% 4/1/2052[8]	814	668
	Freddie Mac Pool #QE0812 2.50% 4/1/2052[8]	599	491
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[8]	379	311
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[8]	115	93
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[8]	79	66
	Freddie Mac Pool #QE1578 2.50% 5/1/2052[8]	822	674
	Freddie Mac Pool #QE2020 2.50% 5/1/2052[8]	158	130
	Freddie Mac Pool #QE2111 2.50% 5/1/2052[8]	120	98
	Freddie Mac Pool #QE3448 2.50% 5/1/2052[8]	24	20
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[8]	46,979	39,977
	Freddie Mac Pool #SD4807 2.00% 6/1/2052[8]	4,106	3,208
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[8]	23,569	20,061
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[8]	2,254	2,068
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[8]	4,290	3,498
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[8]	30,884	26,304
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	1,218	1,048
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[8]	38,640	36,438
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[8]	179	168
	Freddie Mac Pool #SD8262 2.50% 9/1/2052[8]	882	720
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[8]	103	84
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[8]	833	785
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[8]	206	194
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[8]	122	115
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	1,107	1,073
	Freddie Mac Pool #QF2023 4.00% 10/1/2052[8]	29	27
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[8]	1,215	1,145
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[8]	81	77
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[8]	3,119	2,939
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	6,030	5,840

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF5938 2.50% 1/1/2053[8]	USD226	$185
	Freddie Mac Pool #RA8625 2.50% 2/1/2053[8]	937	767
	Freddie Mac Pool #QF7871 2.50% 2/1/2053[8]	752	614
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[8]	1,906	1,744
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[8]	17,738	16,255
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]	1,253	1,213
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[8]	12,062	11,040
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[8]	83	78
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[8]	10,730	10,372
	Freddie Mac Pool #SD8338 4.00% 6/1/2053[8]	3,481	3,186
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	4,209	4,072
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	2,874	2,841
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]	629	647
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]	554	568
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]	520	537
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]	508	525
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]	367	379
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]	275	284
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]	197	202
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]	143	150
	Freddie Mac Pool #SD3417 2.50% 7/1/2053[8]	888	728
	Freddie Mac Pool #SD8353 4.00% 7/1/2053[8]	9,484	8,682
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	33	32
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	8,786	8,688
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[8]	744	755
	Freddie Mac Pool #QH1153 4.00% 9/1/2053[8]	400	367
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[8]	27,571	27,257
	Freddie Mac Pool #SD4550 2.50% 10/1/2053[8]	871	710
	Freddie Mac Pool #SD4077 2.50% 10/1/2053[8]	107	88
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[8]	5,117	5,148
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[8]	25	23
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[8,10]	132,126	127,709
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[8]	24,302	24,022
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[8]	777	799
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[8]	647	662
	Freddie Mac Pool #SD8397 6.50% 1/1/2054[8]	536	548
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[8]	347	355
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[8]	456	450
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]	15,647	15,730
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[8]	1,576	1,609
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]	12,286	12,133
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[8]	131	134
	Freddie Mac Pool #QI3548 4.00% 4/1/2054[8]	681	623
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[8]	1,623	1,611
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[8]	1,220	1,206
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[8]	416	419
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[8]	976	893
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[8]	16,337	16,222
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[8]	7,805	7,731
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[8]	3,006	2,978
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[8]	557	563
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[8]	666	610
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[8]	450	446
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[8]	1,749	1,770
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[8]	1,214	1,229
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[8]	1,910	1,954
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[8]	559	575
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[8]	195	199
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[8]	7,829	7,163
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[8]	801	794
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[8]	759	752

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[8]	USD642	$634
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[8]	7,874	7,925
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[8]	3,309	3,352
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[8]	815	822
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[8]	469	474
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[8]	216	219
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[8]	38,108	38,914
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[8]	5,976	6,112
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[8]	2,230	2,293
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[8]	1,994	2,050
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[8]	384	372
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[8]	278	270
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[8]	249	241
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[8]	6,399	6,324
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[8]	4,399	4,368
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[8]	4,383	4,336
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[8]	3,708	3,673
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[8]	1,221	1,213
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[8]	913	906
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[8]	661	655
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[8]	6,841	6,876
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[8]	3,879	3,941
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[8]	3,284	3,309
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[8]	3,100	3,138
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[8]	2,648	2,686
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[8]	2,541	2,568
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[8]	1,870	1,900
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[8]	1,103	1,110
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[8]	8,887	9,079
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[8]	1,895	1,958
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[8]	1,764	1,818
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[8]	1,542	1,583
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[8]	955	977
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[8]	3,777	3,733
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[8]	3,119	3,096
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[8]	2,558	2,531
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[8]	2,455	2,424
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[8]	1,582	1,571
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[8]	1,416	1,403
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[8]	22,962	23,116
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[8]	6,427	6,496
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[8]	3,608	3,665
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[8]	3,337	3,378
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[8]	3,064	3,106
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[8]	2,007	2,022
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[8]	1,838	1,858
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[8]	1,238	1,274
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[8]	1,145	1,177
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[8]	993	1,015
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[8]	606	622
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[8]	422	432
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[8]	280	287
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[8]	157	161
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[8]	937	857
	Freddie Mac Pool #SD8467 4.50% 10/1/2054[8]	11,479	10,802
	Freddie Mac Pool #QJ6259 4.50% 10/1/2054[8]	103	97
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[8]	1,669	1,648
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[8]	2,067	2,111
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[8]	5,942	5,436
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[8]	28,408	26,732
	Freddie Mac Pool #RJ2850 4.50% 11/1/2054[8]	2,417	2,277

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[8]	USD140	$131
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[8]	6,007	5,801
	Freddie Mac Pool #RJ2913 5.50% 11/1/2054[8]	6,218	6,140
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[8]	22,573	21,241
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[8]	6,637	6,409
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[8]	3,829	3,707
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[8]	3,441	3,398
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[8]	2,382	2,360
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[8]	1,318	1,306
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[8]	295	291
	Freddie Mac Pool #SD8488 4.00% 1/1/2055[8]	58	53
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[8]	3,530	3,409
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[8]	4,588	4,530
	Freddie Mac, Series T041, Class 3A, 4.381% 7/25/2032[8,9]	153	139
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[8]	11,374	11,582
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,9]	2,173	2,021
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,9]	932	879
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	4,300	3,968
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]	4,148	3,835
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]	789	700
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	656	581
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	1,348	1,286
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	1,684	1,477
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[8]	7,319	6,908
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	4,306	3,943
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[8]	1,700	1,633
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[8]	3,358	3,212
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[8]	2,455	2,315
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	2,092	1,943
	Government National Mortgage Assn. 3.00% 1/1/2055[8,11]	17,975	15,589
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[8]	416	386
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	269	258
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[8]	161	154
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[8]	6,927	5,557
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[8]	69,324	55,599
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[8]	1,400	1,342
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[8]	385	369
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[8]	145	121
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[8]	20,576	17,205
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[8]	5,021	4,198
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[8]	810	677
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[8]	14,379	12,482
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[8]	135	121
	Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[8]	876	733
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[8]	664	594
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[8]	10,152	9,360
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[8]	31,534	28,215

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[8]	USD2,298	$1,922
	Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[8]	1,980	1,657
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[8]	3,046	2,883
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[8]	28,654	27,120
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[8]	5,266	4,855
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[8]	2,044	1,492
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[8,11]	365	332
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[8,11]	77,534	60,337
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[8,11]	89,083	72,568
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[8,11]	149,908	132,605
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[8,11]	19,733	18,561
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[8,11]	4,726	4,562
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[8,11]	696	699
	Uniform Mortgage-Backed Security 4.00% 2/1/2055[8,11]	10,966	10,027
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[8,11]	24,290	22,838
			2,488,092

Commercial mortgage-backed securities 0.78%
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[8]	1,400	1,323
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[8]	720	717
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[8]	5,368	5,610
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[8,9]	857	908
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[8]	4,615	4,700
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[8]	1,380	1,419
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[8,9]	4,062	4,188
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[8,9]	1,914	1,965
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[8]	2,909	2,538
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[8,9]	490	471
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[8]	3,355	3,400
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[8,9]	2,000	2,107
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[8]	1,828	1,860
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[8]	1,000	963
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[8]	2,960	2,538
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[8,9]	750	728
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[8]	2,112	2,149
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[8,9]	590	603
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[8]	618	621
	BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[8,9]	1,750	1,718
	BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[8]	1,246	1,280
	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[8,9]	6,990	7,125
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[8,9]	1,450	1,476
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 4/15/2029[5,8,9]	5,393	5,413
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[5,8,9]	5,608	5,582
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[5,8,9]	4,505	4,498
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[5,8,9]	7,968	7,950
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[5,8,9]	5,968	5,955
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[5,8,9]	6,609	6,603

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[5,8,9]	USD1,193	$1,192
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.612% 6/15/2038[5,8,9]	1,077	1,076
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[5,8,9]	4,549	4,547
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[5,8,9]	6,334	6,320
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[5,8,9]	7,899	7,966
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[5,8,9]	11,410	11,286
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[5,8,9]	1,287	1,294
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.738% 7/15/2041[5,8,9]	1,578	1,589
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[5,8,9]	5,162	5,196
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,8,9]	3,606	3,668
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[8]	4,624	4,609
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[8]	169	168
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,8]	3,677	3,774
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[5,8,9]	1,386	1,388
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[5,8,9]	1,266	1,268
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[5,8,9]	1,322	1,325
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[5,8,9]	3,067	3,076
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,8]	3,795	3,188
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[5,8,9]	9,264	9,313
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,8,9]	1,355	1,347
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[8]	2,489	2,160
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,8]	1,698	1,566
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,8]	578	518
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,8,9]	100	88
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[5,8,9]	2,187	2,193
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,8]	13,772	12,660
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[5,8,9]	1,204	1,203
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[8]	76	76
	Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[8,9]	370	335
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[5,8,9]	4,424	4,429
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,8]	2,194	1,845
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[5,8,9]	4,601	4,598
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.397% 1/15/2039[5,8,9]	10,709	10,688

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[8,9]	USD1,620	$1,494
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[8]	430	447
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[5,8,9]	6,379	6,455
			210,753

Collateralized mortgage-backed obligations (privately originated) 0.21%
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[5,8,12]	7,013	7,015
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,8,9]	764	667
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[5,8,9]	6,073	5,895
	COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[5,8,12]	2,982	2,974
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,8]	2,083	2,031
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[8]	119	117
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,8]	1,790	1,997
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,8]	5,476	6,063
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[5,8,9]	470	474
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[5,8,9]	4,226	4,245
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,8]	3,944	3,743
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[8]	241	237
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,8,12]	3,103	3,134
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,8,12]	4,832	4,769
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,8]	2,446	2,341
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[5,8,9]	5,504	5,531
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,8]	2,691	2,558
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,8,12]	2,412	2,433
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[5,8,12]	2,154	2,138
			58,362
	Total mortgage-backed obligations		2,757,207
U.S. Treasury bonds & notes 6.39%
U.S. Treasury 6.26%
	U.S. Treasury 3.875% 4/30/2025	4,250	4,244
	U.S. Treasury 4.625% 6/30/2025	130,260	130,588
	U.S. Treasury 4.75% 7/31/2025	71,532	71,740
	U.S. Treasury 5.00% 10/31/2025	2,418	2,433
	U.S. Treasury 4.875% 11/30/2025	12,250	12,318
	U.S. Treasury 4.25% 1/31/2026	1,813	1,814
	U.S. Treasury 0.50% 2/28/2026	42,515	40,745
	U.S. Treasury 4.625% 2/28/2026	2,096	2,105
	U.S. Treasury 3.625% 5/15/2026	1,195	1,185
	U.S. Treasury 4.625% 6/30/2026	17,210	17,308
	U.S. Treasury 0.75% 8/31/2026	52	49
	U.S. Treasury 0.875% 9/30/2026	565	533
	U.S. Treasury 1.125% 10/31/2026	471	445
	U.S. Treasury 4.625% 11/15/2026	7,985	8,040
	U.S. Treasury 4.25% 11/30/2026	79,646	79,647

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.125% 2/15/2027	USD1,404	$1,401
	U.S. Treasury 1.125% 2/28/2027	762	714
	U.S. Treasury 2.375% 5/15/2027	880	843
	U.S. Treasury 2.625% 5/31/2027	96,250	92,695
	U.S. Treasury 0.50% 6/30/2027	36,300	33,109
	U.S. Treasury 4.125% 9/30/2027	90,000	89,691
	U.S. Treasury 4.00% 12/15/2027	22,504	22,334
	U.S. Treasury 4.00% 2/29/2028	46,200	45,801
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,460
	U.S. Treasury 4.00% 1/31/2029	69,869	68,937
	U.S. Treasury 2.875% 4/30/2029	50,000	47,077
	U.S. Treasury 4.25% 6/30/2029	28,885	28,739
	U.S. Treasury 4.375% 12/31/2029	32,143	32,134
	U.S. Treasury 4.00% 2/28/2030	1,598	1,569
	U.S. Treasury 0.625% 5/15/2030	20,225	16,607
	U.S. Treasury 4.00% 7/31/2030	8,160	7,992
	U.S. Treasury 4.875% 10/31/2030	50,765	51,914
	U.S. Treasury 4.25% 6/30/2031	17,165	16,959
	U.S. Treasury 2.875% 5/15/2032	50,000	44,939
	U.S. Treasury 4.125% 11/15/2032	723	706
	U.S. Treasury 3.50% 2/15/2033	29,540	27,500
	U.S. Treasury 3.875% 8/15/2033	119,136	113,475
	U.S. Treasury 4.375% 5/15/2034	14,313	14,105
	U.S. Treasury 4.25% 11/15/2034	105,191	102,520
	U.S. Treasury 1.375% 11/15/2040	54,995	34,097
	U.S. Treasury 1.75% 8/15/2041	37,854	24,546
	U.S. Treasury 2.00% 11/15/2041	1,181	794
	U.S. Treasury 4.625% 5/15/2044	14,927	14,486
	U.S. Treasury 4.125% 8/15/2044	64,435	58,374
	U.S. Treasury 4.625% 11/15/2044	4,484	4,351
	U.S. Treasury 2.50% 2/15/2046	3,755	2,570
	U.S. Treasury 3.00% 5/15/2047	9,355	6,925
	U.S. Treasury 3.00% 2/15/2048	336	247
	U.S. Treasury 1.375% 8/15/2050[10]	12,500	6,107
	U.S. Treasury 2.25% 2/15/2052[10]	72,025	43,738
	U.S. Treasury 4.00% 11/15/2052	8,369	7,301
	U.S. Treasury 3.625% 2/15/2053[10]	125,000	101,722
	U.S. Treasury 3.625% 5/15/2053	22,676	18,470
	U.S. Treasury 4.25% 2/15/2054	17,191	15,710
	U.S. Treasury 4.25% 8/15/2054[10]	125,162	114,533
			1,694,396

U.S. Treasury inflation-protected securities 0.13%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[13]	26,654	26,610
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]	4,925	4,898
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[13]	4,136	4,089
			35,597
	Total U.S. Treasury bonds & notes		1,729,993
Corporate bonds, notes & loans 6.20%
Financials 1.59%
	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,228
	AG Issuer, LLC 6.25% 3/1/2028[5]	4,470	4,453
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,072	1,113
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,12]	4,250	4,330
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	2,100	2,006
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	2,295	2,216
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,316
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[12]	4,810	4,871

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[12]	USD2,686	$2,872
	American International Group, Inc. 5.125% 3/27/2033	2,937	2,902
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	1,348	1,272
	Aretec Group, Inc. 7.50% 4/1/2029[5]	1,250	1,246
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,444	5,310
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,586	2,485
	Banco Santander, SA 2.746% 5/28/2025	1,200	1,189
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,402
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	2,428	2,202
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[12]	2,098	2,108
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[12]	5,000	5,125
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	1,000	836
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[12]	4,535	4,499
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[12]	6,050	6,059
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[12]	3,477	3,482
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[12]	3,748	3,732
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	493
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[5]	523	538
	Blackstone Private Credit Fund 6.00% 11/22/2034[5]	1,695	1,655
	Block, Inc. 3.50% 6/1/2031	2,325	2,049
	Blue Owl Capital Corp. 4.00% 3/30/2025	102	102
	Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,251
	Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,379
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,213
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	815
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,12]	2,829	2,535
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,150	1,207
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,12]	271	267
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,12]	8,125	8,057
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,12]	938	961
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,12]	4,764	4,812
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[12]	2,859	2,906
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]	1,815	1,830
	Chubb INA Holdings, LLC 3.35% 5/3/2026	880	867
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,173
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	342
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[12]	8,000	8,046
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[12]	6,275	6,272
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[12]	4,750	4,617
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[12]	3,254	2,936
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[12]	1,475	1,503
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[12]	4,701	4,719
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[12]	4,250	4,483
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,335
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	6,514	5,868
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	5,766	4,879
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	820	788
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	715	658
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,483
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	640
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	889
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	593
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	320
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	169
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	393

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Crédit Agricole SA 4.375% 3/17/2025[5]	USD850	$848
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[12]	6,650	6,327
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[12]	1,109	1,121
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	2,250	2,337
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[12]	750	785
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[12]	300	269
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,12]	7,750	7,806
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[12]	2,198	2,086
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[12]	4,000	3,816
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[12]	287	285
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[12]	9,500	9,304
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	2,087	1,799
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[12]	2,000	1,458
	Hightower Holding, LLC 6.75% 4/15/2029[5]	870	867
	Hightower Holding, LLC 9.125% 1/31/2030[5]	2,930	3,089
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[12]	937	797
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[12]	873	737
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[12]	770	799
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[12]	5,839	5,882
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[12]	537	568
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,280
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[5,12]	4,600	5,162
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,12]	3,621	3,872
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[12]	2,975	2,859
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[12]	1,066	1,070
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[12]	4,000	3,953
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]	3,740	3,739
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[12]	3,275	3,247
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[12]	4,250	4,409
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[12]	4,750	4,845
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[12]	4,755	4,666
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[12]	2,755	2,655
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[12]	6,500	6,349
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	1,222	1,170
	Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,676
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	6,916
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,000	6,836
	Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	646
	Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	572
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,750	4,555
	Mastercard, Inc. 4.35% 1/15/2032	4,801	4,641
	Mastercard, Inc. 4.85% 3/9/2033	2,258	2,239
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	1,600	1,582
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[12]	2,450	2,448
	Morgan Stanley 3.125% 7/27/2026	325	318
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[12]	4,458	4,472
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[12]	3,456	3,496
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[12]	7,000	6,978
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[12]	3,500	3,376
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]	1,230	1,247
	Navient Corp. 6.75% 6/15/2026	300	304
	Navient Corp. 5.50% 3/15/2029	11,105	10,495
	Navient Corp. 11.50% 3/15/2031	4,860	5,440
	New York Life Global Funding 2.35% 7/14/2026[5]	590	572

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	New York Life Global Funding 4.55% 1/28/2033[5]	USD1,263	$1,208
	Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	2,500	2,364
	OneMain Finance Corp. 3.875% 9/15/2028	1,106	1,020
	OneMain Finance Corp. 6.625% 5/15/2029	2,240	2,271
	OneMain Finance Corp. 5.375% 11/15/2029	1,725	1,660
	OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,678
	OneMain Finance Corp. 7.50% 5/15/2031	105	108
	OneMain Finance Corp. 7.125% 11/15/2031	2,765	2,820
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,420	2,511
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,851
	Oxford Finance, LLC 6.375% 2/1/2027[5]	920	912
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	642
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	540
	Planet Financial Group, LLC 10.50% 12/15/2029[5]	540	550
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	383
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	359
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	534
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,130
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,799
	Prudential Financial, Inc. 3.70% 3/13/2051	755	547
	Rocket Mortgage, LLC 2.875% 10/15/2026[5]	2,110	2,003
	Rocket Mortgage, LLC 3.625% 3/1/2029[5]	1,505	1,364
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,640
	Ryan Specialty, LLC 5.875% 8/1/2032[5]	165	163
	Starwood Property Trust, Inc. 4.375% 1/15/2027[5]	3,580	3,464
	Starwood Property Trust, Inc. 7.25% 4/1/2029[5]	970	996
	Starwood Property Trust, Inc. 6.50% 7/1/2030[5]	525	526
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,12]	1,000	994
	Travelers Companies, Inc. 4.00% 5/30/2047	860	684
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[12]	1,677	1,794
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[9,14]	2,189	2,251
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,869
	UBS Group AG 4.125% 9/24/2025[5]	2,750	2,738
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,12]	1,250	1,235
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,12,15]	800	771
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,12]	3,575	3,599
	UniCredit SpA 4.625% 4/12/2027[5]	625	617
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[12]	8,000	7,976
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[12]	7,025	7,141
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[12]	400	377
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[12]	7,225	7,521
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[12]	3,750	3,988
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]	3,000	2,994
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	3,325	2,831
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,069
			430,854

Health care 0.73%
	AbbVie, Inc. 5.40% 3/15/2054	7,250	6,985
	AdaptHealth, LLC 6.125% 8/1/2028[5]	645	632
	AdaptHealth, LLC 4.625% 8/1/2029[5]	1,990	1,792
	AdaptHealth, LLC 5.125% 3/1/2030[5]	1,010	921
	Amgen, Inc. 5.25% 3/2/2030	1,244	1,256
	Amgen, Inc. 5.25% 3/2/2033	2,990	2,969

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Amgen, Inc. 5.60% 3/2/2043	USD1,500	$1,459
	Amgen, Inc. 5.65% 3/2/2053	2,750	2,650
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,318
	Amgen, Inc. 5.75% 3/2/2063	258	248
	Astrazeneca Finance, LLC 1.75% 5/28/2028	1,871	1,699
	Astrazeneca Finance, LLC 4.90% 2/26/2031	1,850	1,849
	Astrazeneca Finance, LLC 2.25% 5/28/2031	742	632
	Astrazeneca Finance, LLC 5.00% 2/26/2034	3,550	3,513
	AstraZeneca PLC 3.375% 11/16/2025	1,140	1,129
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	6,275	6,126
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[9,14]	959	938
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,469
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,867
	Bayer US Finance, LLC 6.125% 11/21/2026[5]	6,047	6,165
	Bayer US Finance, LLC 6.25% 1/21/2029[5]	3,451	3,522
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,363	3,386
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,812
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	824
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,456
	Centene Corp. 4.25% 12/15/2027	565	548
	Centene Corp. 4.625% 12/15/2029	1,265	1,197
	Centene Corp. 2.625% 8/1/2031	7,750	6,387
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]	2,750	2,642
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	2,130	1,751
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,781
	CVS Health Corp. 5.40% 6/1/2029	4,144	4,147
	CVS Health Corp. 5.55% 6/1/2031	3,039	3,018
	CVS Health Corp. 5.70% 6/1/2034	4,053	3,986
	DaVita, Inc. 3.75% 2/15/2031[5]	1,140	987
	DaVita, Inc. 6.875% 9/1/2032[5]	810	817
	Elevance Health, Inc. 2.375% 1/15/2025	818	817
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,416
	Elevance Health, Inc. 5.20% 2/15/2035	681	665
	Elevance Health, Inc. 5.125% 2/15/2053	344	306
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,200	2,334
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[9,14]	2,575	2,595
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,699	1,684
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,653
	Grifols, SA 3.875% 10/15/2028	EUR800	751
	Grifols, SA 7.50% 5/1/2030	400	435
	HCA, Inc. 3.375% 3/15/2029	USD804	747
	HCA, Inc. 3.625% 3/15/2032	1,000	882
	HCA, Inc. 4.375% 3/15/2042	1,500	1,225
	HCA, Inc. 4.625% 3/15/2052	1,450	1,133
	Humana, Inc. 5.375% 4/15/2031	3,194	3,169
	Humana, Inc. 5.75% 4/15/2054	1,517	1,407
	IQVIA, Inc. 6.50% 5/15/2030[5]	1,975	2,012
	Jazz Securities DAC 4.375% 1/15/2029[5]	970	917
	Medline Borrower, LP 6.25% 4/1/2029[5]	2,050	2,074
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,186
	Molina Healthcare, Inc. 4.375% 6/15/2028[5]	545	517
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,899	2,583
	Molina Healthcare, Inc. 3.875% 5/15/2032[5]	5,110	4,438
	Molina Healthcare, Inc. 6.25% 1/15/2033[5]	1,590	1,573
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,489
	Novartis Capital Corp. 1.75% 2/14/2025	500	498
	Novartis Capital Corp. 2.00% 2/14/2027	636	605
	Owens & Minor, Inc. 4.50% 3/31/2029[5]	4,635	4,142
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	1,495	1,403

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,7]	USD3,255	$3,219
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[7,9,14]	3,352	3,322
	Roche Holdings, Inc. 4.203% 9/9/2029[5]	3,450	3,374
	Roche Holdings, Inc. 4.592% 9/9/2034[5]	2,244	2,152
	Summa Health 3.511% 11/15/2051	1,655	1,182
	Tenet Healthcare Corp. 4.625% 6/15/2028	645	618
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,856
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	15,615	15,018
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,725
	UnitedHealth Group, Inc. 4.95% 1/15/2032	7,149	7,071
	UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,603
	UnitedHealth Group, Inc. 5.625% 7/15/2054	2,900	2,817
	Viatris, Inc. 4.00% 6/22/2050	3,058	2,085
			196,576

Communication services 0.69%
	AT&T, Inc. 3.50% 9/15/2053	5,140	3,464
	CCO Holdings, LLC 4.75% 3/1/2030[5]	1,350	1,234
	CCO Holdings, LLC 4.50% 8/15/2030[5]	3,500	3,146
	CCO Holdings, LLC 4.25% 2/1/2031[5]	8,336	7,275
	CCO Holdings, LLC 4.75% 2/1/2032[5]	3,115	2,737
	CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,192
	CCO Holdings, LLC 4.50% 6/1/2033[5]	2,085	1,757
	CCO Holdings, LLC 4.25% 1/15/2034[5]	135	110
	Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	3,034
	Comcast Corp. 2.35% 1/15/2027	4,000	3,825
	Comcast Corp. 4.80% 5/15/2033	2,416	2,348
	Comcast Corp. 5.65% 6/1/2054	2,281	2,207
	Connect Finco SARL 9.00% 9/15/2029[5]	5,700	5,199
	CSC Holdings, LLC 5.50% 4/15/2027[5]	900	807
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[9,14]	2,680	2,629
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	1,705	1,663
	DISH Network Corp. 11.75% 11/15/2027[5]	7,950	8,430
	EchoStar Corp. 10.75% 11/30/2029	7,534	8,110
	EchoStar Corp. 6.75% 11/30/2030[7]	3,364	3,055
	Embarq, LLC 7.995% 6/1/2036	8,084	4,432
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	6,550	6,588
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	6,591	6,560
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	3,196	3,192
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]	1,100	1,163
	Gray Television, Inc. 10.50% 7/15/2029[5]	7,305	7,312
	Gray Television, Inc. 4.75% 10/15/2030[5]	1,656	905
	Gray Television, Inc. 5.375% 11/15/2031[5]	4,790	2,560
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[9,14]	1,100	1,044
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	8,222	7,604
	Ligado Networks, LLC 15.50% PIK 11/1/2023[5,7,16]	5,837	2,101
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,7,14,16]	726	690
	Meta Platforms, Inc. 4.75% 8/15/2034	4,000	3,896
	Meta Platforms, Inc. 5.40% 8/15/2054	4,000	3,877
	Nexstar Media, Inc. 5.625% 7/15/2027[5]	1,875	1,831
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	2,950	2,754
	SBA Tower Trust 1.631% 11/15/2026[5]	8,707	8,165
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	4,000	3,690
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	7,282	6,364
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	8,372	7,016
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,251
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	495

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 1.50% 2/15/2026	USD500	$483
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	299
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,919
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,979
	Univision Communications, Inc. 6.625% 6/1/2027[5]	6,300	6,282
	Univision Communications, Inc. 8.00% 8/15/2028[5]	300	306
	Univision Communications, Inc. 4.50% 5/1/2029[5]	6,159	5,520
	Univision Communications, Inc. 7.375% 6/30/2030[5]	1,216	1,165
	Verizon Communications, Inc. 2.55% 3/21/2031	410	353
	Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,442
	Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,925
	Verizon Communications, Inc. 2.875% 11/20/2050	671	413
	Verizon Communications, Inc. 5.50% 2/23/2054	272	261
	Verizon Communications, Inc. 2.987% 10/30/2056	1,343	797
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	2,225	1,902
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,379
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,795
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	981
			188,029

Energy 0.60%
	Antero Midstream Partners, LP 5.375% 6/15/2029[5]	2,390	2,329
	Antero Midstream Partners, LP 6.625% 2/1/2032[5]	175	176
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	1,270	1,238
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	510	507
	Baytex Energy Corp. 8.50% 4/30/2030[5]	225	230
	Blue Racer Midstream, LLC 7.25% 7/15/2032[5]	300	309
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	3,214	3,211
	Borr IHC, Ltd. 10.375% 11/15/2030[5]	1,332	1,330
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	947
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,339
	CITGO Petroleum Corp. 8.375% 1/15/2029[5]	2,075	2,140
	Civitas Resources, Inc. 5.00% 10/15/2026[5]	480	474
	Civitas Resources, Inc. 8.375% 7/1/2028[5]	2,780	2,891
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	525	550
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	735	767
	CNX Midstream Partners, LP 4.75% 4/15/2030[5]	1,055	966
	CNX Resources Corp. 6.00% 1/15/2029[5]	2,675	2,626
	CNX Resources Corp. 7.375% 1/15/2031[5]	553	569
	CNX Resources Corp. 7.25% 3/1/2032[5]	1,180	1,206
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	220	205
	ConocoPhillips Co. 5.50% 1/15/2055	11,500	10,947
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	1,510	1,504
	Crescent Energy Finance, LLC 7.375% 1/15/2033[5]	1,210	1,176
	Diamond Foreign Asset Co. 8.50% 10/1/2030[5]	575	597
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	499
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,149	2,018
	Diamondback Energy, Inc. 5.90% 4/18/2064	2,160	2,030
	Enbridge, Inc. 2.50% 1/15/2025	300	300
	Enbridge, Inc. 3.70% 7/15/2027	62	61
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	395	417
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,492
	Eni SpA 5.95% 5/15/2054[5]	831	799
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,538
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	445
	EOG Resources, Inc. 5.65% 12/1/2054	9,250	9,067
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	642	686
	EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,635	1,539
	Equinor ASA 4.25% 11/23/2041	2,000	1,722
	Expand Energy Corp. 5.875% 2/1/2029[5]	790	784

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Expand Energy Corp. 5.375% 3/15/2030	USD1,645	$1,610
	Expand Energy Corp. 4.75% 2/1/2032	810	755
	Expand Energy Corp. 4.875% 4/15/2032[16]	7,225	31
	Exxon Mobil Corp. 2.44% 8/16/2029	213	194
	Genesis Energy, LP 8.00% 1/15/2027	1,493	1,520
	Genesis Energy, LP 7.75% 2/1/2028	350	351
	Genesis Energy, LP 8.25% 1/15/2029	670	677
	Genesis Energy, LP 8.875% 4/15/2030	884	900
	Genesis Energy, LP 7.875% 5/15/2032	1,120	1,098
	Global Partners, LP 8.25% 1/15/2032[5]	155	160
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,135	1,122
	GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	3,880	3,896
	GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,235	2,269
	GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[5]	4,750	4,639
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	850	858
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	390	398
	Hess Midstream Operations, LP 5.125% 6/15/2028[5]	1,655	1,611
	Hess Midstream Operations, LP 4.25% 2/15/2030[5]	960	889
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	400	389
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	650	614
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	750	696
	Hilcorp Energy I, LP 8.375% 11/1/2033[5]	625	639
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	110	112
	Matador Resources Co. 6.50% 4/15/2032[5]	1,325	1,312
	MPLX, LP 4.125% 3/1/2027	500	493
	MPLX, LP 4.50% 4/15/2038	750	654
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	1,745	1,776
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	2,070	2,064
	NFE Financing, LLC 12.00% 11/15/2029[5]	20,203	21,242
	Noble Finance II, LLC 8.00% 4/15/2030[5]	1,095	1,107
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	300	310
	Parkland Corp. 4.625% 5/1/2030[5]	510	469
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	905	996
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	1,020	1,036
	Permian Resources Operating, LLC 6.25% 2/1/2033[5]	800	790
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,746
	Petroleos Mexicanos 4.50% 1/23/2026	400	386
	Petroleos Mexicanos 7.69% 1/23/2050	400	302
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	105
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]	2,689	2,555
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	4,240	3,973
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[5]	1,861	1,829
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]	406	394
	Sunoco, LP 7.00% 9/15/2028[5]	1,475	1,510
	Sunoco, LP 4.50% 5/15/2029	925	873
	Sunoco, LP 4.50% 4/30/2030	1,105	1,026
	Talos Production, Inc. 9.00% 2/1/2029[5]	500	513
	Talos Production, Inc. 9.375% 2/1/2031[5]	170	173
	TGS ASA 8.50% 1/15/2030[5]	1,235	1,269
	TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,470
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,065
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	568
	Valero Energy Corp. 4.00% 4/1/2029	4,000	3,842
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	1,030	947
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	840	753
	Venture Global LNG, Inc. 8.375% 6/1/2031[5]	1,955	2,041
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	7,860	8,122
			161,776

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 0.51%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	USD813	$725
	Advance Auto Parts, Inc. 3.50% 3/15/2032	458	380
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	422
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	710
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	171
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	590	609
	American Honda Finance Corp. 3.50% 2/15/2028	750	722
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,115	1,971
	Carnival Corp. 4.00% 8/1/2028[5]	4,675	4,434
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	604	607
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	1,350	1,227
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	3,661	3,677
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	1,070	1,062
	Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	3,580	3,335
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,188
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,388
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,726
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,488
	Gap, Inc. 3.625% 10/1/2029[5]	241	217
	Gap, Inc. 3.875% 10/1/2031[5]	158	137
	General Motors Financial Co., Inc. 4.90% 10/6/2029	11,792	11,622
	General Motors Financial Co., Inc. 5.45% 9/6/2034	8,066	7,834
	Global Auto Holdings PLC 11.50% 8/15/2029[5]	2,025	2,063
	Group 1 Automotive, Inc. 6.375% 1/15/2030[5]	1,385	1,391
	Hanesbrands, Inc. 4.875% 5/15/2026[5]	2,700	2,661
	Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,625	1,734
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	1,885	1,696
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,580	3,377
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,683
	Home Depot, Inc. 3.90% 12/6/2028	825	804
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,089
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,479
	Home Depot, Inc. 4.50% 12/6/2048	428	366
	Hyundai Capital America 1.50% 6/15/2026[5]	850	810
	Hyundai Capital America 5.45% 6/24/2026[5]	4,358	4,390
	Hyundai Capital America 5.275% 6/24/2027[5]	7,000	7,058
	Hyundai Capital America 2.375% 10/15/2027[5]	2,579	2,407
	Hyundai Capital America 2.10% 9/15/2028[5]	3,075	2,756
	Hyundai Capital America 5.40% 1/8/2031[5]	1,106	1,106
	International Game Technology PLC 5.25% 1/15/2029[5]	2,445	2,387
	KB Home 7.25% 7/15/2030	1,295	1,329
	Kontoor Brands, Inc. 4.125% 11/15/2029[5]	910	839
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	440	411
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,025	1,065
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	380	382
	Lithia Motors, Inc. 3.875% 6/1/2029[5]	2,900	2,653
	Lithia Motors, Inc. 4.375% 1/15/2031[5]	1,025	933
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,205
	Marriott International, Inc. 2.75% 10/15/2033	2,500	2,058
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	620	579
	McDonald’s Corp. 4.60% 9/9/2032	716	697
	McDonald’s Corp. 4.95% 8/14/2033	559	555
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]	1,710	1,635
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	1,500	1,512
	NCL Corp., Ltd. 5.875% 2/15/2027[5]	2,450	2,444
	Newell Brands Inc. 6.625% 9/15/2029	1,850	1,885
	Newell Brands, Inc. 6.375% 5/15/2030	535	537
	Newell Brands, Inc. 6.625% 5/15/2032	385	388
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[2,5,7]	1,355	136
	Penske Automotive Group, Inc. 3.75% 6/15/2029	675	614
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	640	605

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	USD1,795	$1,785
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	2,025	2,022
	Saks Global Enterprises, LLC 11.00% 12/15/2029[5]	1,250	1,205
	Sally Holdings, LLC 6.75% 3/1/2032	170	171
	Sands China, Ltd. 2.30% 3/8/2027	2,075	1,935
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	3,645	3,369
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	2,215	1,989
	Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	2,200	2,053
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,500	2,537
	Tempur Sealy International, Inc. 4.00% 4/15/2029[5]	420	387
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	414
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,372
	Travel + Leisure Co. 4.50% 12/1/2029[5]	2,100	1,963
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	3,845	3,840
			138,413

Real estate 0.43%
	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	311
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,187
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,736
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,183
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,157
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	353
	American Tower Corp. 1.45% 9/15/2026	2,369	2,242
	American Tower Corp. 3.55% 7/15/2027	1,425	1,382
	American Tower Corp. 3.60% 1/15/2028	1,000	963
	American Tower Corp. 1.50% 1/31/2028	2,500	2,257
	American Tower Corp. 2.30% 9/15/2031	1,500	1,248
	American Tower Corp. 2.95% 1/15/2051	2,000	1,238
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	3,040	2,437
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]	1,975	1,754
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,331
	Boston Properties, LP 5.75% 1/15/2035	2,593	2,544
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,802
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,134
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	353
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,705	1,659
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,855	2,640
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,900	3,514
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,952
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	3,785	3,616
	Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,650	2,425
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,674
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,300	3,808
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,260	1,986
	Kilroy Realty, LP 6.25% 1/15/2036	406	403
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[5]	3,842	3,708
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[5]	2,295	2,166
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	355	365
	MPT Operating Partnership, LP 5.25% 8/1/2026	715	659
	MPT Operating Partnership, LP 5.00% 10/15/2027	10,727	9,054
	MPT Operating Partnership, LP 4.625% 8/1/2029	130	93
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	2,280	2,148
	Prologis, LP 4.875% 6/15/2028	1,357	1,361
	Prologis, LP 4.75% 6/15/2033	2,359	2,285
	Prologis, LP 5.00% 3/15/2034	1,850	1,808
	Prologis, LP 5.00% 1/31/2035	3,111	3,033
	Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,272
	Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,825
	Public Storage Operating Co. 2.30% 5/1/2031	719	614

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	USD1,240	$1,125
	Scentre Group Trust 1 3.50% 2/12/2025[5]	3,075	3,068
	Scentre Group Trust 1 3.25% 10/28/2025[5]	1,000	986
	Scentre Group Trust 1 3.75% 3/23/2027[5]	2,430	2,366
	Service Properties Trust 5.25% 2/15/2026	510	496
	Service Properties Trust 4.75% 10/1/2026	1,635	1,548
	Service Properties Trust 4.95% 2/15/2027	1,540	1,441
	Service Properties Trust 5.50% 12/15/2027	655	616
	Service Properties Trust 3.95% 1/15/2028	1,815	1,522
	Service Properties Trust 8.375% 6/15/2029	3,028	2,930
	Service Properties Trust 4.95% 10/1/2029	2,715	2,162
	Service Properties Trust 4.375% 2/15/2030	705	533
	Service Properties Trust 8.625% 11/15/2031[5]	1,775	1,855
	Service Properties Trust 8.875% 6/15/2032	2,078	1,925
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,665
	Sun Communities Operating, LP 2.70% 7/15/2031	876	737
	UDR, Inc. 2.95% 9/1/2026	760	738
			117,393

Industrials 0.41%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]	503	501
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,5,9,14]	6,200	6,153
	Allison Transmission, Inc. 3.75% 1/30/2031[5]	3,445	3,050
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[9,14]	2,000	1,998
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]	1,025	1,011
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]	35	33
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]	2,450	2,294
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[5]	1,075	1,110
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]	2,140	2,192
	BAE Systems PLC 5.125% 3/26/2029[5]	3,403	3,412
	BAE Systems PLC 5.25% 3/26/2031[5]	2,663	2,672
	BAE Systems PLC 5.30% 3/26/2034[5]	2,772	2,765
	BAE Systems PLC 5.50% 3/26/2054[5]	599	584
	Boeing Co. (The) 3.10% 5/1/2026	251	245
	Boeing Co. (The) 3.25% 2/1/2028	2,000	1,884
	Boeing Co. (The) 5.15% 5/1/2030	945	932
	Boeing Co. (The) 3.625% 2/1/2031	178	162
	Boeing Co. (The) 6.388% 5/1/2031	227	237
	Boeing Co. (The) 3.60% 5/1/2034	2,500	2,097
	Boeing Co. (The) 6.528% 5/1/2034	4,274	4,480
	Boeing Co. (The) 5.805% 5/1/2050	3,380	3,149
	Boeing Co. (The) 6.858% 5/1/2054	520	553
	Bombardier, Inc. 7.875% 4/15/2027[5]	501	502
	Brink’s Co. (The) 4.625% 10/15/2027[5]	2,385	2,316
	Brink’s Co. (The) 6.50% 6/15/2029[5]	485	492
	Brink’s Co. (The) 6.75% 6/15/2032[5]	850	857
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,312
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	539
	Carrier Global Corp. 6.20% 3/15/2054	163	173
	Chart Industries, Inc. 7.50% 1/1/2030[5]	1,347	1,402
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	290	270
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	255	238
	CoreLogic, Inc. 4.50% 5/1/2028[5]	6,075	5,684
	CSX Corp. 4.25% 3/15/2029	1,062	1,040
	Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[5]	640	629
	Herc Holdings, Inc. 6.625% 6/15/2029[5]	325	329
	Icahn Enterprises, LP 5.25% 5/15/2027	1,835	1,739
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,275

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Icahn Enterprises, LP 10.00% 11/15/2029[5]	USD980	$984
	L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,525
	L3Harris Technologies, Inc. 5.60% 7/31/2053	1,498	1,452
	Lockheed Martin Corp. 5.10% 11/15/2027	951	967
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,885
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,885
	Masco Corp. 1.50% 2/15/2028	774	698
	Masco Corp. 2.00% 2/15/2031	497	416
	Masco Corp. 3.125% 2/15/2051	230	145
	Norfolk Southern Corp. 4.45% 3/1/2033	654	624
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,778
	Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,942
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,819
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,342
	OneSky Flight, LLC 8.875% 12/15/2029[5]	625	626
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	2,024
	Reworld Holding Corp. 4.875% 12/1/2029[5]	1,035	958
	RTX Corp. 5.15% 2/27/2033	2,669	2,648
	RTX Corp. 5.375% 2/27/2053	3,950	3,754
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	1,210	1,297
	Texas Combined Tirz I, LLC 0% 12/7/2062[2,5]	400	400
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,164
	TransDigm, Inc. 6.625% 3/1/2032[5]	1,485	1,500
	Triumph Group, Inc. 9.00% 3/15/2028[5]	2,581	2,691
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,144
	Union Pacific Corp. 2.95% 3/10/2052	1,000	632
	Union Pacific Corp. 3.839% 3/20/2060	546	391
	Union Pacific Corp. 3.799% 4/6/2071	545	370
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,035	1,820
	United Rentals (North America), Inc. 3.75% 1/15/2032	215	188
	XPO, Inc. 7.125% 6/1/2031[5]	800	824
			110,204

Information technology 0.38%
	Accenture Capital, Inc. 4.25% 10/4/2031	5,283	5,078
	Accenture Capital, Inc. 4.50% 10/4/2034	4,969	4,724
	Adobe, Inc. 1.90% 2/1/2025	366	365
	Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,280
	Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,680
	Broadcom, Inc. 3.469% 4/15/2034[5]	193	167
	Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,027
	Cisco Systems, Inc. 5.05% 2/26/2034	112	112
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,000	1,966
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	3,750	3,812
	Cloud Software Group, Inc. 8.25% 6/30/2032[5]	2,975	3,070
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[9,14]	3,835	3,852
	CommScope Technologies, LLC 5.00% 3/15/2027[5]	4,553	4,076
	CommScope, LLC 6.00% 3/1/2026[5]	5,865	5,843
	CommScope, LLC 8.25% 3/1/2027[5]	1,352	1,295
	CommScope, LLC 7.125% 7/1/2028[5]	448	395
	CommScope, LLC 9.50% 12/15/2031[5]	400	415
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	6,575	6,766
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[9,14]	225	229
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,9,14]	2,627	2,643

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,9,14]	USD189	$190
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	11,903
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	8,528	6,791
	ION Trading Technologies SARL 9.50% 5/30/2029[5]	560	588
	McAfee Corp. 7.375% 2/15/2030[5]	400	389
	Microchip Technology, Inc. 5.05% 3/15/2029	3,000	2,995
	Microchip Technology, Inc. 5.05% 2/15/2030	2,361	2,345
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,183
	NCR Atleos Corp. 9.50% 4/1/2029[5]	4,144	4,493
	NCR Voyix Corp. 5.125% 4/15/2029[5]	236	226
	Open Text Holdings, Inc. 4.125% 12/1/2031[5]	400	355
	Synaptics, Inc. 4.00% 6/15/2029[5]	875	798
	Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,474
	Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,321
	UKG, Inc. 6.875% 2/1/2031[5]	500	508
	Unisys Corp. 6.875% 11/1/2027[5]	370	361
	Viasat, Inc. 5.625% 9/15/2025[5]	150	149
	Viasat, Inc. 5.625% 4/15/2027[5]	6,668	6,461
	Viasat, Inc. 6.50% 7/15/2028[5]	1,275	1,035
	Viasat, Inc. 7.50% 5/30/2031[5]	6,626	4,615
	Viavi Solutions, Inc. 3.75% 10/1/2029[5]	355	322
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,4,7,12]	1,005	1,013
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,4,7,12]	333	335
			103,645

Materials 0.36%
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	500	526
	ATI, Inc. 4.875% 10/1/2029	710	677
	ATI, Inc. 5.125% 10/1/2031	1,110	1,049
	Avient Corp. 7.125% 8/1/2030[5]	855	877
	Avient Corp. 6.25% 11/1/2031[5]	170	168
	Ball Corp. 3.125% 9/15/2031	2,520	2,141
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	460	415
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,553
	Celanese US Holdings, LLC 6.80% 11/15/2030	3,466	3,590
	Celanese US Holdings, LLC 6.95% 11/15/2033	1,806	1,875
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,399
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	3,625	3,384
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	1,650	1,634
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]	2,275	2,228
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	775	696
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]	2,695	2,650
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	1,630	1,567
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	3,000	3,046
	CVR Partners, LP 6.125% 6/15/2028[5]	925	901
	Dow Chemical Co. (The) 4.80% 5/15/2049	485	408
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	811
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	13,045	13,032
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,370	5,718
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,517	4,319
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	2,181	2,099
	INEOS Finance PLC 6.75% 5/15/2028[5]	1,985	2,007
	INEOS Finance PLC 7.50% 4/15/2029[5]	395	405
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,400	4,964
	Kaiser Aluminum Corp. 4.625% 3/1/2028[5]	1,795	1,690
	Linde, Inc. 1.10% 8/10/2030	2,938	2,429

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	LSB Industries, Inc. 6.25% 10/15/2028[5]	USD1,560	$1,514
	Methanex Corp. 5.125% 10/15/2027	6,305	6,175
	Methanex US Operations Inc. 6.25% 3/15/2032[5]	655	648
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	945	993
	Mineral Resources, Ltd. 8.50% 5/1/2030[5]	1,525	1,557
	Mosaic Co. 4.05% 11/15/2027	1,050	1,030
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	1,875	1,698
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	775	819
	NOVA Chemicals Corp. 7.00% 12/1/2031[5]	1,130	1,126
	Novelis Corp. 3.875% 8/15/2031[5]	550	474
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	1,715	1,615
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]	605	575
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[7,9,14]	736	743
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[7,9,14]	1,217	1,214
	Veritiv Operating Co. 10.50% 11/30/2030[5]	640	690
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	2,212	2,294
	Westlake Corp. 4.375% 11/15/2047	500	396
			97,819

Consumer staples 0.28%
	7-Eleven, Inc. 0.95% 2/10/2026[5]	825	790
	BAT Capital Corp. 6.343% 8/2/2030	1,191	1,253
	BAT Capital Corp. 6.421% 8/2/2033	1,290	1,364
	BAT Capital Corp. 4.54% 8/15/2047	627	495
	Campbell’s Co. (The) 4.75% 3/23/2035	5,502	5,191
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	955	845
	Coca-Cola Co. 1.00% 3/15/2028	940	843
	Coca-Cola Co. 4.65% 8/14/2034	1,806	1,757
	Constellation Brands, Inc. 3.60% 2/15/2028	625	601
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,238
	Coty, Inc. 4.75% 1/15/2029[5]	830	792
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	400	420
	J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,758
	J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,829
	J. M. Smucker Co. (The) 6.50% 11/15/2043	256	273
	J. M. Smucker Co. (The) 6.50% 11/15/2053	899	965
	Kroger Co. 5.00% 9/15/2034	4,462	4,324
	Kroger Co. 5.50% 9/15/2054	1,983	1,870
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	2,210	2,023
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,111
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,016
	Philip Morris International, Inc. 4.625% 11/1/2029	6,764	6,675
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,527
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,189
	Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,276
	Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,061
	Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,495
	Post Holdings, Inc. 4.625% 4/15/2030[5]	2,886	2,664
	Post Holdings, Inc. 6.25% 2/15/2032[5]	279	277
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	1,115	980
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,936
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	275	255
	Target Corp. 4.50% 9/15/2034	1,447	1,376
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	500	493
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	750	727
			74,689

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities 0.22%
	Calpine Corp. 3.75% 3/1/2031[5]	USD1,975	$1,767
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	913
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,937
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,050	2,001
	Duke Energy Indiana, LLC 3.25% 10/1/2049	850	571
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	341
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	117
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
	Edison International 5.25% 3/15/2032	5,945	5,885
	Electricité de France SA 6.25% 5/23/2033[5]	1,075	1,128
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,12]	1,475	1,667
	Emera US Finance, LP 3.55% 6/15/2026	320	314
	Entergy Louisiana, LLC 5.15% 9/15/2034	4,400	4,331
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	675	626
	MidAmerican Energy Co. 5.85% 9/15/2054	875	890
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	651
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	117
	Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,657
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	75
	Pacific Gas and Electric Co. 4.95% 7/1/2050	2,950	2,565
	PacifiCorp 5.30% 2/15/2031	1,404	1,417
	PacifiCorp 5.45% 2/15/2034	796	791
	PacifiCorp 5.35% 12/1/2053	3,347	3,080
	PacifiCorp 5.80% 1/15/2055	575	559
	PG&E Corp. 5.00% 7/1/2028	3,750	3,666
	PG&E Corp. 5.25% 7/1/2030	3,400	3,330
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	407
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,657
	Southern California Edison Co. 2.85% 8/1/2029	4,450	4,064
	Southern California Edison Co. 5.45% 6/1/2031	2,500	2,542
	Southern California Edison Co. 5.20% 6/1/2034	2,522	2,497
	Southern California Edison Co. 5.75% 4/1/2035	675	691
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,994
	Southern California Edison Co. 3.65% 2/1/2050	261	187
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	400	427
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,151
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,011
			60,081
	Total corporate bonds, notes & loans		1,679,479
Asset-backed obligations 2.45%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,8]	45	45
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[5,8]	10,457	10,405
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,8]	2,962	2,985
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,8]	1,324	1,328
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[5,8]	1,993	1,996
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[5,8]	1,945	1,954
	American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[5,8]	765	765
	American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[5,8]	1,482	1,497
	American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[5,8]	3,718	3,760
	American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[5,8]	1,122	1,117

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[8]	USD439	$439
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[5,8]	8,500	8,443
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[5,8]	4,575	4,545
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[5,8]	3,030	3,010
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,8]	20,244	19,767
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,8]	138	136
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,8]	11,617	11,083
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,8]	32,377	33,033
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,8]	5,535	5,703
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[5,8,9]	7,810	7,822
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,8]	202	197
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,8]	2,756	2,791
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[8]	1,899	1,902
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[8]	890	891
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[8]	2,440	2,453
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[8]	955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[8]	1,874	1,872
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[8]	4,091	4,112
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[8]	9,601	9,661
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[8]	1,229	1,236
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,8]	4,276	3,811
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,8]	254	240
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[5,8,9]	162	162
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,8]	5,140	5,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,8]	1,711	1,539
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,8]	6,034	5,723
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,8]	3,654	3,671
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[5,8]	5,203	5,225
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,8]	5,082	5,110
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[5,8]	5,924	5,958
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,8]	4,751	4,805
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,8]	1,064	976
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,8]	3,996	3,668
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,8]	848	780
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,8]	1,170	1,058
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[8]	4,015	4,039
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,8]	1,668	1,678
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,8]	1,958	1,993
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[8]	3,305	3,316
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[8]	3,457	3,503
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,8]	278	278
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[5,8,9]	556	556
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,8]	245	224
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,8]	960	968
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[5,8]	3,956	3,986
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,8]	718	716

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,8]	USD1,269	$1,268
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,8]	2,388	2,406
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[5,8]	2,869	2,876
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[8]	4,430	4,475
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,8]	5,557	5,418
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,8]	9,605	9,600
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,8]	8,861	8,833
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,8]	6,693	6,822
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,8,9]	15,000	15,045
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[5,8]	3,235	3,206
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,8]	498	460
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,8]	200	186
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,8]	1,710	1,646
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,8]	7,205	6,790
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,8]	9,080	8,576
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,8]	2,998	2,738
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,8]	4,468	4,110
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,8]	354	322
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[5,8]	1,188	1,183
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[8]	1,774	1,784
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,8]	9,657	10,020
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[5,8]	7,553	7,475
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[8]	2,372	2,385
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,8]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,8]	8,089	8,028
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,8]	8,390	8,346
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,8]	4,900	4,607
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,8]	4,960	4,808
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,8]	7,111	7,324
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,8]	10,307	9,683
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,8]	685	645
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,8]	429	404
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[5,8]	5,324	5,364
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[8]	1,860	1,863
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[8]	1,084	1,088
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[5,8]	2,584	2,511
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[8]	3,557	3,585
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[8]	3,229	3,256
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[5,8]	2,507	2,509
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,8]	2,594	2,614
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[5,8]	1,065	1,061
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[5,8]	562	557
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,8]	3,475	3,496
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[5,8]	3,480	3,106
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,8]	4,381	3,872
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,8]	5,354	4,927
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[5,8]	6,341	5,830
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,8]	3,578	3,313
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,8]	6,076	5,630
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,8]	23,051	21,275
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[5,8,9]	1,138	1,139
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[5,8,9]	1,653	1,653
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[5,8,9]	2,241	2,244

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.318% 10/15/2029[5,8,9]	USD5,378	$5,387
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[5,8,9]	4,691	4,691
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,8]	5,912	5,964
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[8]	2,725	2,563
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[5,8]	879	885
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.097% 9/15/2039[5,8,9]	656	658
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[5,8,9]	1,630	1,630
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[8]	1,038	1,040
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[8]	383	383
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[8]	4,235	4,249
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[8]	738	741
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[8]	5,474	5,527
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[8]	5,062	5,134
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[8]	5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,8]	1,841	1,844
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,8]	4,498	4,524
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,8]	768	772
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,8]	1,412	1,430
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[5,8]	2,933	2,937
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,8]	3,573	3,606
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[5,8]	3,310	3,307
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.242% 1/15/2053[5,8,9]	4,264	4,213
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,8]	2,939	2,689
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,8]	3,159	3,024
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,8]	2,465	2,370
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,8]	1,207	1,158
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,8]	977	935
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[5,8]	5,279	5,152
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[5,8]	6,232	6,074
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,8]	1,753	1,681
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[8]	3,169	3,215
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,8]	1,320	1,227
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,8]	601	557
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,8]	751	680
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,8]	2,169	1,983
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,8]	6,229	6,277
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,8]	8,337	8,229
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,8,9]	7,257	6,981
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[8]	5,253	5,296
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[8]	2,033	2,056
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,8]	8,170	7,438
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,8]	1,459	1,300
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,8]	1,363	1,381
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[8]	8,460	8,467
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[8]	4,292	4,316
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[8,12]	7,481	7,486
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[8]	10,500	10,687
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,8]	8,981	9,015
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[5,8]	1,042	1,054
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,8]	3,076	3,084
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,8]	668	669

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[5,8]	USD2,142	$2,142
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,8]	2,794	2,824
	Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[5,8]	7,276	7,265
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,8]	572	573
	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[8]	7,845	7,890
	World Omni Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[8]	4,551	4,570
	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[8]	4,623	4,649
			664,493
Bonds & notes of governments & government agencies outside the U.S. 0.14%
	Chile (Republic of) 4.85% 1/22/2029	4,500	4,461
	CPPIB Capital, Inc. 2.75% 11/2/2027[5]	6,600	6,302
	OMERS Finance Trust 3.50% 4/19/2032[5]	4,315	3,922
	OMERS Finance Trust 4.00% 4/19/2052[5]	4,315	3,354
	Panama (Republic of) 7.50% 3/1/2031	1,970	2,001
	Panama (Republic of) 2.252% 9/29/2032	4,805	3,370
	Panama (Republic of) 8.00% 3/1/2038	1,495	1,502
	Panama (Republic of) 4.50% 1/19/2063	1,035	609
	Peru (Republic of) 1.862% 12/1/2032	2,525	1,916
	Peru (Republic of) 5.875% 8/8/2054	2,310	2,209
	Peru (Republic of) 2.78% 12/1/2060	3,775	1,998
	Qatar (State of) 4.00% 3/14/2029[5]	745	726
	Qatar (State of) 4.817% 3/14/2049[5]	750	679
	United Mexican States 2.659% 5/24/2031	2,703	2,200
	United Mexican States 3.50% 2/12/2034	1,790	1,428
	United Mexican States 3.771% 5/24/2061	1,528	871
			37,548
Municipals 0.09%
Florida 0.04%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,949
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,628
			9,577

Illinois 0.01%
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,882	3,845

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,990	4,410

Puerto Rico 0.00%
	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	451	280

Wisconsin 0.02%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,785	5,495
	Total municipals		23,607
	Total bonds, notes & other debt instruments (cost: $7,127,606,000)		6,892,327

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Investment funds 5.05%	Shares	Value (000)
Capital Group Central Corporate Bond Fund[17]	165,022,208	$1,368,034
Total Investment funds (cost: $1,540,284,000)		1,368,034
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 4.50%[17,18]	8,555,757	855,747
Total short-term securities (cost: $855,531,000)		855,747
Total investment securities 101.12% (cost: $20,007,939,000)		27,389,314
Other assets less liabilities (1.12)%		(303,634)
Net assets 100.00%		$27,085,680
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	6,487	4/3/2025	USD1,333,788	$(913)
5 Year U.S. Treasury Note Futures	Long	3,953	4/3/2025	420,223	(2,738)
10 Year U.S. Treasury Note Futures	Long	1,427	3/31/2025	155,186	(2,315)
10 Year Ultra U.S. Treasury Note Futures	Short	380	3/31/2025	(42,299)	625
20 Year U.S. Treasury Note Futures	Long	491	3/31/2025	55,897	(2,023)
30 Year Ultra U.S. Treasury Bond Futures	Short	930	3/31/2025	(110,583)	4,440
					$(2,924)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.072%	Annual	SOFR	Annual	11/8/2026	USD266,578	$(119)	$—	$(119)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD25,175	$(1,943)	$(2,090)	$147

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[19] (000)	Value at 12/31/2024[20] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD33,772	$755	$759	$(4)
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 5.05%
Capital Group Central Corporate Bond Fund	$1,406,015	$141,579	$146,359	$(28,062)	$(5,139)	$1,368,034	$62,657
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 4.50%[18]	2,395,658	4,459,342	5,999,810	125	432	855,747	105,158
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[18]	1,991		1,991 [21]			—	— [22]
Total short-term securities						855,747
Total 8.21%				$(27,937)	$(4,707)	$2,223,781	$167,815
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$16,254	.06%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[9,14]	9/13/2023	2,582	2,643.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[9,14]	9/13/2023-12/13/2024	189	190	.00 [23]
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,7,12]	6/23/2023	983	1,013.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,7,12]	10/22/2024	321	335	.00 [23]
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	49	.00 [23]
Total		$61,024	$20,484	.08%

127	American Funds Insurance Series

Asset Allocation Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $20,484,000, which represented .08% of the net assets of the fund.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,414,646,000, which represented 5.22% of the net assets of the fund.

[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,273,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $26,539,000, which represented .10% of the net assets of the fund.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $30,492,000, which represented .11% of the net assets of the fund.

[15]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 12/31/2024.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[23]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	128

American Funds Global Balanced Fund
Investment portfolio December 31, 2024

Common stocks 63.35%		Shares	Value (000)
Information technology 11.84%
	Broadcom, Inc.	61,560	$14,272
	Microsoft Corp.	27,395	11,547
	Apple, Inc.	26,578	6,656
	Taiwan Semiconductor Manufacturing Co., Ltd.	162,000	5,290
	Accenture PLC, Class A	8,203	2,886
	Texas Instruments, Inc.	10,951	2,053
	ASML Holding NV	1,964	1,381
	TDK Corp.	94,500	1,216
	Salesforce, Inc.	3,008	1,006
	GlobalWafers Co., Ltd.	11,000	128
			46,435

Health care 8.68%
	Sanofi	50,615	4,895
	Gilead Sciences, Inc.	42,637	3,938
	Eli Lilly and Co.	4,567	3,526
	Abbott Laboratories	30,893	3,494
	Novo Nordisk AS, Class B	36,318	3,126
	Vertex Pharmaceuticals, Inc.[1]	5,715	2,301
	UnitedHealth Group, Inc.	4,248	2,149
	DexCom, Inc.[1]	27,563	2,144
	Stryker Corp.	3,621	1,304
	Molina Healthcare, Inc.[1]	3,729	1,085
	GE HealthCare Technologies, Inc.	13,706	1,072
	Alnylam Pharmaceuticals, Inc.[1]	4,275	1,006
	Medtronic PLC	12,269	980
	AbbVie, Inc.	5,437	966
	Danaher Corp.	2,127	488
	Novartis AG	4,265	415
	Takeda Pharmaceutical Co., Ltd.	15,400	408
	BioMarin Pharmaceutical, Inc.[1]	5,924	389
	AstraZeneca PLC	2,816	367
			34,053

Industrials 8.68%
	RTX Corp.	52,786	6,108
	Carrier Global Corp.	40,530	2,767
	nVent Electric PLC	33,642	2,293
	Safran SA	10,357	2,263
	General Dynamics Corp.	8,449	2,226
	Volvo AB, Class B	74,304	1,803
	BAE Systems PLC	124,476	1,786
	Daikin Industries, Ltd.	15,000	1,757
	Recruit Holdings Co., Ltd.	20,700	1,440
	Honeywell International, Inc.	5,891	1,331
	Deutsche Post AG	37,249	1,311
	Uber Technologies, Inc.[1]	21,398	1,291
	CSX Corp.	34,421	1,111
	Airbus SE, non-registered shares	5,276	841
	Melrose Industries PLC	112,888	782
	Kingspan Group PLC	10,499	764
	PACCAR, Inc.	6,057	630
	Rolls-Royce Holdings PLC[1]	88,249	628
	United Rentals, Inc.	748	527
	General Electric Co.	2,693	449
	Waste Management, Inc.	2,097	423
	Caterpillar, Inc.	1,122	407
	L3Harris Technologies, Inc.	1,918	403

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Boeing Co. (The)[1]	1,990	$352
	AtkinsRealis Group, Inc.	6,542	347
	GE Vernova, Inc.	— [2]	— [2]
			34,040

Financials 8.46%
	Chubb, Ltd.	13,443	3,714
	Banco Bilbao Vizcaya Argentaria, SA	344,765	3,376
	B3 SA - Brasil, Bolsa, Balcao	1,784,523	3,061
	ING Groep NV	183,880	2,875
	Morgan Stanley	19,546	2,457
	Münchener Rückversicherungs-Gesellschaft AG	4,492	2,260
	HDFC Bank, Ltd. (ADR)	26,702	1,705
	HDFC Bank, Ltd.	24,510	507
	BlackRock, Inc.	1,989	2,039
	JPMorgan Chase & Co.	7,665	1,837
	Zurich Insurance Group AG	2,796	1,661
	AIA Group, Ltd.	224,400	1,623
	Standard Chartered PLC	94,601	1,165
	Mizuho Financial Group, Inc.	36,600	893
	Capital One Financial Corp.	4,566	814
	BNP Paribas SA	11,330	694
	Progressive Corp.	2,507	601
	Great-West Lifeco, Inc.	16,747	556
	3i Group PLC	9,651	429
	Bank Central Asia Tbk PT	571,400	343
	Aegon, Ltd.	53,229	315
	PNC Financial Services Group, Inc.	1,482	286
			33,211

Consumer discretionary 5.73%
	Amazon.com, Inc.[1]	24,275	5,326
	Home Depot, Inc.	9,066	3,527
	LVMH Moët Hennessy-Louis Vuitton SE	3,460	2,262
	Ferrari NV	3,551	1,509
	Ferrari NV (EUR denominated)	783	336
	Royal Caribbean Cruises, Ltd.	7,800	1,799
	Compagnie Financière Richemont SA, Class A	9,443	1,435
	InterContinental Hotels Group PLC	8,788	1,095
	Midea Group Co., Ltd., Class A	100,950	1,039
	Las Vegas Sands Corp.	17,843	916
	McDonald’s Corp.	2,405	697
	Sony Group Corp.	29,000	613
	Hasbro, Inc.	10,679	597
	Starbucks Corp.	6,260	571
	adidas AG	1,550	381
	Restaurant Brands International, Inc.	5,826	380
			22,483

Communication services 5.11%
	Alphabet, Inc., Class A	33,356	6,314
	Alphabet, Inc., Class C	7,289	1,388
	Meta Platforms, Inc., Class A	12,664	7,415
	Netflix, Inc.[1]	2,102	1,874
	Comcast Corp., Class A	24,957	937
	TELUS Corp.	67,043	909
	Omnicom Group, Inc.	9,636	829
	Universal Music Group NV	14,322	365
			20,031

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)

Consumer staples 4.69%
	Philip Morris International, Inc.	30,773	$3,703
	Imperial Brands PLC	114,472	3,658
	ITC, Ltd.	599,504	3,385
	Ajinomoto Co., Inc.	62,950	2,561
	British American Tobacco PLC	55,322	2,006
	Suntory Beverage & Food, Ltd.	52,600	1,670
	Nestlé SA	10,472	859
	Seven & i Holdings Co., Ltd.	36,800	577
			18,419

Materials 3.67%
	Freeport-McMoRan, Inc.	128,581	4,896
	Glencore PLC	400,493	1,761
	Linde PLC	4,202	1,759
	Smurfit Westrock PLC	27,112	1,460
	Air Products and Chemicals, Inc.	4,981	1,445
	International Paper Co.	20,944	1,127
	Rio Tinto PLC	11,644	686
	Vale SA (ADR), ordinary nominative shares	58,771	521
	Air Liquide SA	2,448	396
	Celanese Corp.	4,784	331
	Nitto Denko Corp.	700	12
			14,394

Utilities 3.35%
	DTE Energy Co.	26,692	3,223
	Constellation Energy Corp.	10,637	2,379
	PG&E Corp.	83,540	1,686
	E.ON SE	142,043	1,654
	Duke Energy Corp.	15,182	1,636
	SembCorp Industries, Ltd.	265,900	1,074
	CenterPoint Energy, Inc.	24,735	785
	Dominion Energy, Inc.	12,884	694
	Power Grid Corporation of India, Ltd.	— [2]	— [2]
			13,131

Energy 2.42%
	Canadian Natural Resources, Ltd. (CAD denominated)	151,046	4,663
	Shell PLC (GBP denominated)	49,182	1,527
	TC Energy Corp. (CAD denominated)	32,374	1,509
	Chevron Corp.	7,358	1,066
	Neste OYJ	40,968	517
	Cameco Corp. (CAD denominated)	4,130	212
			9,494

Real estate 0.72%
	CTP NV	100,906	1,552
	Embassy Office Parks REIT	293,448	1,266
			2,818
	Total common stocks (cost: $188,641,000)		248,509
Preferred securities 0.06%
Consumer discretionary 0.06%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,986	241
	Total preferred securities (cost: $323,000)		241

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Convertible stocks 0.35%	Shares	Value (000)
Utilities 0.35%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	33,700	$1,379
Total convertible stocks (cost: $1,445,000)		1,379
Bonds, notes & other debt instruments 30.24%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.31%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	82
Asian Development Bank 1.125% 6/10/2025	GBP100	123
Asian Development Bank 6.20% 10/6/2026	INR1,990	23
Asian Development Bank 6.72% 2/8/2028	18,000	210
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	61
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	405
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	700	414
Austria (Republic of) 0% 2/20/2031	EUR500	444
Austria (Republic of) 2.90% 2/20/2034	120	126
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[3]	USD445	437
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR270	283
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	304
Brazil (Federative Republic of) 10.00% 1/1/2031	12,103	1,562
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	220	31
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	1,584	214
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	220	29
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	135
Canada 2.25% 6/1/2025	CAD1,400	971
Canada 0.25% 3/1/2026	246	166
Canada (Government) 3.50% 3/1/2028	1,119	793
Canada (Government) 1.50% 12/1/2031	840	527
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	52
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY4,100	585
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	549
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	285
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,270	1,835
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	6,020	867
China (People’s Republic of), Series INBK, 2.11% 8/25/2034	9,850	1,400
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	137
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	1,860	257
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	151
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,232
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Estonia (Republic of) 3.25% 1/17/2034	EUR160	168
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	82
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	115
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	49
European Investment Bank 0.375% 9/15/2027	EUR110	108
European Investment Bank 0.25% 1/20/2032	860	760
European Union 0% 7/6/2026	100	100
European Union 0.25% 10/22/2026	50	50
European Union 2.875% 12/6/2027	50	53
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	202
French Republic O.A.T. 0.75% 2/25/2028	EUR410	403
French Republic O.A.T. 0% 11/25/2030	1,320	1,165
French Republic O.A.T. 2.00% 11/25/2032	610	588
French Republic O.A.T. 3.25% 5/25/2045	160	159
Germany (Federal Republic of) 2.50% 3/13/2025	845	875
Germany (Federal Republic of) 0% 2/15/2032	540	480
Germany (Federal Republic of) 1.70% 8/15/2032	674	673
Germany (Federal Republic of) 2.30% 2/15/2033	300	311
Germany (Federal Republic of) 2.20% 2/15/2034	100	102
Germany (Federal Republic of) 1.00% 5/15/2038	180	154
Germany (Federal Republic of) 0% 8/15/2050	300	164

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2052	EUR80	$41
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	88
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	505
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	71
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	108
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	4,437,000	295
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	214
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	76
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	13,435,000	834
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	3,654,000	221
Inter-American Development Bank 7.00% 1/25/2029	INR47,000	545
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	183
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	186
Ireland (Republic of) 2.60% 10/18/2034	EUR100	103
Ireland (Republic of) 3.00% 10/18/2043	150	159
Israel (State of) 4.50% 1/17/2033	USD200	184
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	534
Japan, Series 151, 0.005% 3/20/2027	201,500	1,265
Japan, Series 346, 0.10% 3/20/2027	134,150	844
Japan, Series 352, 0.10% 9/20/2028	61,950	386
Japan, Series 363, 0.10% 6/20/2031	7,500	46
Japan, Series 373, 0.60% 12/20/2033	55,750	342
Japan, Series 152, 1.20% 3/20/2035	242,550	1,553
Japan, Series 176, 0.50% 3/20/2041	109,950	585
Japan, Series 179, 0.50% 12/20/2041	50,500	264
Japan, Series 42, 1.70% 3/20/2044	74,550	463
Japan, Series 37, 0.60% 6/20/2050	26,950	121
Japan, Series 74, 1.00% 3/20/2052	84,000	405
Japan, Series 76, 1.40% 9/20/2052	47,500	252
Japan, Series 77, 1.60% 12/20/2052	68,100	378
Japan, Series 84, 2.10% 9/20/2054	82,450	507
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	112
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	114
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	241
New South Wales Treasury Corp. 4.25% 2/20/2036	670	382
Norway (Kingdom of) 1.75% 9/6/2029	NOK735	59
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	97
Panama (Republic of) 7.50% 3/1/2031	USD200	203
Panama (Republic of) 6.40% 2/14/2035	200	182
Panama (Republic of) 7.875% 3/1/2057	1,130	1,093
Philippines (Republic of) 0.25% 4/28/2025	EUR100	102
Philippines (Republic of) 1.648% 6/10/2031	USD200	161
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	88
Portugal Republic 0.475% 10/18/2030	EUR230	214
Portugal Republic 3.50% 6/18/2038	230	249
Quebec (Province of) 3.35% 7/23/2039	290	302
Republic of Italy 1.35% 4/1/2030	550	528
Republic of Italy 4.20% 3/1/2034	1,675	1,845
Republic of Italy 4.50% 10/1/2053	210	232
Republic of Italy 4.30% 10/1/2054	200	212
Republic Of Italy 4.40% 5/1/2033	1,200	1,344
Republic Of Italy 4.35% 11/1/2033	740	825
Romania 2.125% 3/7/2028	130	127
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	150
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	235
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,349
Spain (Kingdom of) 0% 1/31/2027	EUR335	331
Spain (Kingdom of) 0.80% 7/30/2027	490	488
Spain (Kingdom of) 0.50% 10/31/2031	165	148

133	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Spain (Kingdom of) 3.15% 4/30/2033	EUR317	$334
	Spain (Kingdom of) 3.55% 10/31/2033	370	401
	Spain (Kingdom of) 3.25% 4/30/2034	120	127
	Spain (Kingdom of) 3.45% 10/31/2034	240	257
	Turkey (Republic of) 7.125% 7/17/2032	USD200	199
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY14,240	338
	Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	1,090	22
	United Kingdom 1.25% 7/22/2027	GBP410	477
	United Kingdom 0.375% 10/22/2030	490	494
	United Kingdom 1.00% 1/31/2032	750	748
	United Kingdom 4.25% 6/7/2032	785	975
	United Kingdom 3.25% 1/22/2044	234	228
	United Kingdom 1.25% 7/31/2051	413	231
	United Kingdom 4.375% 7/31/2054	235	261
	United Kingdom 2.50% 7/22/2065	340	242
	United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	490
	United Mexican States, Series M, 7.75% 11/23/2034	3,130	126
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	190
	United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,041
	United Mexican States, Series S, 4.00% 10/29/2054[4]	523	19
			52,207
Corporate bonds, notes & loans 6.33%
Financials 1.54%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[5]	EUR330	311
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[3,5]	USD200	204
	AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[5]	EUR200	224
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[5]	100	110
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[5]	USD161	162
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[5]	625	648
	BPCE SA 4.50% 1/13/2033	EUR100	109
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,5]	USD200	205
	Chubb INA Holdings, LLC 3.35% 5/3/2026	10	10
	Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[5]	70	63
	Corebridge Financial, Inc. 3.90% 4/5/2032	59	54
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[5]	160	152
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[5]	EUR200	191
	DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026)[5]	GBP100	123
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[5]	USD290	296
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[5]	200	199
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[5]	360	382
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[5]	290	315
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[5]	EUR100	116
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	USD160	156
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[5]	280	232
	KfW 1.125% 7/4/2025	GBP95	117
	Mastercard, Inc. 2.00% 11/18/2031	USD102	85
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[5]	294	301
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[5]	150	153
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[5]	119	119
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[5]	EUR175	165
	New York Life Insurance Co. 3.75% 5/15/2050[3]	USD23	17
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[5]	65	71

American Funds Insurance Series	134

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[5]	USD25	$25
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	279
	Royal Bank of Canada 1.20% 4/27/2026	175	167
	Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[5,6]	EUR250	266
			6,044

Energy 1.00%
	Ecopetrol SA 4.125% 1/16/2025	USD127	127
	Ecopetrol SA 8.625% 1/19/2029	295	313
	Ecopetrol SA 6.875% 4/29/2030	160	156
	Empresa Nacional del Petroleo 5.95% 7/30/2034[3]	200	199
	Enterprise Products Operating, LLC 4.95% 2/15/2035	25	24
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[3]	225	222
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	165
	ONEOK, Inc. 5.80% 11/1/2030	7	7
	ONEOK, Inc. 6.05% 9/1/2033	53	55
	Petroleos Mexicanos 4.25% 1/15/2025	296	295
	Petroleos Mexicanos 6.875% 10/16/2025	63	63
	Petroleos Mexicanos 6.875% 8/4/2026	211	207
	Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,202
	Petroleos Mexicanos 6.84% 1/23/2030	460	421
	Raizen Fuels Finance SA 6.45% 3/5/2034[3]	200	198
	Saudi Arabian Oil Co. 5.75% 7/17/2054[3]	200	187
	Targa Resources Corp. 5.50% 2/15/2035	2	2
	TotalEnergies Capital SA 5.488% 4/5/2054	85	82
			3,927

Utilities 0.76%
	American Electric Power Co., Inc. 1.00% 11/1/2025	100	97
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[3]	35	33
	CMS Energy Corp. 3.00% 5/15/2026	180	176
	Duke Energy Corp. 3.75% 4/1/2031	EUR100	106
	Duke Energy Progress, LLC 3.70% 9/1/2028	USD75	72
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 2.125% 7/12/2028[3]	200	181
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	171
	Exelon Corp. 3.40% 4/15/2026	150	148
	FirstEnergy Corp. 1.60% 1/15/2026	100	97
	Interstate Power and Light Co. 2.30% 6/1/2030	50	43
	NextEra Energy Operating Partners, LP 7.25% 1/15/2029[3]	550	563
	Pacific Gas and Electric Co. 3.15% 1/1/2026	100	98
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	25
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	93
	Pacific Gas and Electric Co. 3.30% 12/1/2027	252	241
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	113
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
	Pacific Gas and Electric Co. 6.15% 1/15/2033	78	81
	Pacific Gas and Electric Co. 4.95% 7/1/2050	120	104
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	94
	Public Service Company of Colorado 5.75% 5/15/2054	85	85
	Xcel Energy, Inc. 3.35% 12/1/2026	316	308
			2,993

135	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 0.68%
	AbbVie, Inc. 5.05% 3/15/2034	USD25	$25
	AbbVie, Inc. 5.35% 3/15/2044	25	24
	AbbVie, Inc. 5.40% 3/15/2054	25	24
	AbbVie, Inc. 5.50% 3/15/2064	25	24
	Amgen, Inc. 1.90% 2/21/2025	40	40
	Amgen, Inc. 2.20% 2/21/2027	30	28
	Amgen, Inc. 4.20% 3/1/2033	280	260
	Amgen, Inc. 5.65% 3/2/2053	422	407
	Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	301
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	215
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	58
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	82
	CVS Health Corp. 5.40% 6/1/2029	242	242
	EMD Finance, LLC 3.25% 3/19/2025[3]	250	249
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	192
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	103
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	249
	UnitedHealth Group, Inc. 5.625% 7/15/2054	65	63
			2,681

Communication services 0.47%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN9,100	432
	América Móvil, SAB de CV 9.50% 1/27/2031	2,000	90
	AT&T, Inc. 2.75% 6/1/2031	USD165	144
	AT&T, Inc. 2.55% 12/1/2033	64	52
	Comcast Corp. 0% 9/14/2026	EUR100	99
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
	Orange 9.00% 3/1/2031[5]	65	77
	Orange 3.625% 11/16/2031	EUR100	107
	Tencent Holdings, Ltd. 3.925% 1/19/2038	USD200	170
	T-Mobile USA, Inc. 2.05% 2/15/2028	200	184
	T-Mobile USA, Inc. 3.70% 5/8/2032	EUR100	106
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	113
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	131
	Verizon Communications, Inc. 0.75% 3/22/2032	100	88
			1,849

Consumer discretionary 0.46%
	BMW US Capital, LLC 3.90% 4/9/2025[3]	USD70	70
	Daimler Truck International Finance BV 3.875% 6/19/2029	EUR100	107
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[3]	USD150	146
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[3]	150	149
	Ford Motor Credit Co., LLC 5.303% 9/6/2029	200	196
	General Motors Financial Co., Inc. 4.90% 10/6/2029	135	133
	Hyundai Capital America 1.50% 6/15/2026[3]	250	238
	Hyundai Capital America 2.375% 10/15/2027[3]	109	102
	McDonalds Corp. 1.60% 3/15/2031[6]	EUR100	95
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[3]	USD185	184
	Sands China, Ltd. 5.40% 8/8/2028	400	396
			1,816

Consumer staples 0.44%
	Altria Group, Inc. 2.20% 6/15/2027	EUR270	276
	BAT Capital Corp. 3.215% 9/6/2026	USD62	61
	BAT Capital Corp. 4.70% 4/2/2027	67	67
	BAT Capital Corp. 3.557% 8/15/2027	105	102
	BAT Capital Corp. 3.462% 9/6/2029	75	70

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[5]	EUR640	$651
	Campbell’s Co. (The) 4.75% 3/23/2035	USD107	101
	Coca-Cola Co. 1.25% 3/8/2031	EUR100	94
	Coca-Cola Co. 4.65% 8/14/2034	USD61	59
	Coca-Cola Co. 3.75% 8/15/2053	EUR125	131
	Philip Morris International, Inc. 5.75% 11/17/2032	USD110	113
			1,725

Industrials 0.40%
	Boeing Co. (The) 6.528% 5/1/2034	604	633
	Canadian Pacific Railway Co. 3.10% 12/2/2051	164	107
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	7
	CSX Corp. 3.80% 4/15/2050	6	4
	CSX Corp. 2.50% 5/15/2051	75	44
	Honeywell International, Inc. 3.75% 3/1/2036	EUR100	104
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[3]	USD83	82
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[3]	200	195
	RTX Corp. 4.125% 11/16/2028	170	165
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	199
			1,546

Materials 0.24%
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	602
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[3]	250	266
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	86
			954

Information technology 0.23%
	Broadcom, Inc. 4.00% 4/15/2029[3]	21	20
	Broadcom, Inc. 4.15% 11/15/2030	70	67
	Broadcom, Inc. 3.419% 4/15/2033[3]	123	108
	Broadcom, Inc. 3.137% 11/15/2035[3]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	270
	Oracle Corp. 2.65% 7/15/2026	216	209
	SK hynix, Inc. 1.50% 1/19/2026	200	193
			879

Real estate 0.11%
	American Tower Corp. 0.875% 5/21/2029	EUR130	123
	Equinix, Inc. 2.15% 7/15/2030	USD176	151
	Essex Portfolio, LP 3.50% 4/1/2025	120	120
	Essex Portfolio, LP 3.375% 4/15/2026	40	39
			433
	Total corporate bonds, notes & loans		24,847
Mortgage-backed obligations 5.87%
Federal agency mortgage-backed obligations 4.90%
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]	163	127
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	278	276
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[7]	75	76
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	1,359	1,313
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[7]	355	353
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	471	473
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	33	33
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[7]	790	763
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[7]	22	22
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	15	15
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	3,196	3,213

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]	USD38	$39
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]	96	95
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	78	79
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[7]	195	193
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[7]	144	142
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	111	112
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]	75	76
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[7]	61	62
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]	55	56
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[7]	91	89
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[7]	90	90
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[7]	77	77
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	74	75
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	38	38
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	29	30
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[7]	99	100
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[7]	1,675	1,657
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[7]	285	268
	Fannie Mae Pool #DC7351 4.50% 12/1/2054[7]	16	15
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[7]	103	97
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	444	430
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	1,554	1,502
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	11	11
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	795	785
	Freddie Mac Pool #QI0213 6.50% 2/1/2054[7]	9	9
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	441	436
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	28	27
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	44	44
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	87	88
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[7]	48	47
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[7]	36	36
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]	116	117
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]	112	114
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	78	79
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]	58	59
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	55	56
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	45	46
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[7]	25	24
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	48	49
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	18	18
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	11	12
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[7]	135	133
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	165	167
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	89	91
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	85	87
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	78	79
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	47	47
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]	59	61
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[7]	95	90
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]	77	72
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]	64	64
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[7,8]	64	50
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[7,8]	231	217
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[7,8]	3,895	3,760
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[7,8]	284	267
			19,228

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.51%
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[3,7,9]	USD106	$104
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[3,7,9]	158	162
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[3,7,9]	84	85
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[3,7,9]	59	59
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[3,7,9]	55	56
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[3,7,9]	84	84
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[3,7,9]	121	122
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,5,7]	276	278
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[3,5,7]	124	125
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,7,9]	92	84
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,5,7]	101	102
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,5,7]	197	199
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,5,7]	277	279
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[3,5,7]	138	140
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[3,7,9]	100	100
			1,979

Other mortgage-backed securities 0.24%
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK433	56
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	1,131	144
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	5,237	604
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]	456	48
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	549	61
	Realkredit Danmark AS 1.00% 10/1/2053[7]	182	20
			933

Commercial mortgage-backed securities 0.22%
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[7,9]	USD55	56
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[3,7,9]	150	150
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[3,7,9]	110	110
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,7,9]	100	103
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[3,7,9]	135	137
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[3,7,9]	24	24
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[3,7,9]	100	101
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[3,7,9]	143	143
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[3,7,9]	52	53
			877
	Total mortgage-backed obligations		23,017

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.42%
U.S. Treasury 4.11%
	U.S. Treasury 3.00% 7/15/2025	USD985	$979
	U.S. Treasury 3.75% 4/15/2026	76	76
	U.S. Treasury 4.875% 5/31/2026	1,185	1,195
	U.S. Treasury 4.00% 1/15/2027	620	617
	U.S. Treasury 4.50% 4/15/2027	1,173	1,179
	U.S. Treasury 4.00% 6/30/2028	4,583	4,537
	U.S. Treasury 4.375% 8/31/2028	81	81
	U.S. Treasury 4.625% 9/30/2028	1,918	1,937
	U.S. Treasury 4.125% 3/31/2029	815	807
	U.S. Treasury 3.50% 9/30/2029	755	727
	U.S. Treasury 1.375% 11/15/2031[10]	771	631
	U.S. Treasury 1.875% 2/15/2032	220	185
	U.S. Treasury 2.875% 5/15/2032	306	275
	U.S. Treasury 1.875% 2/15/2041[10]	605	406
	U.S. Treasury 2.25% 5/15/2041[10]	1,115	792
	U.S. Treasury 2.875% 11/15/2046	400	291
	U.S. Treasury 1.25% 5/15/2050	440	209
	U.S. Treasury 1.375% 8/15/2050	400	195
	U.S. Treasury 2.375% 5/15/2051[10]	510	321
	U.S. Treasury 2.00% 8/15/2051[10]	560	321
	U.S. Treasury 4.00% 11/15/2052	270	236
	U.S. Treasury 3.625% 2/15/2053	149	121
			16,118

U.S. Treasury inflation-protected securities 0.31%
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	366	354
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	676	687
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]	264	192
			1,233
	Total U.S. Treasury bonds & notes		17,351
Asset-backed obligations 0.28%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[3,7]	27	27
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,7]	12	12
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,7]	44	44
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,7]	125	126
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[3,7]	148	152
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[3,7]	100	100
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[3,7]	113	114
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[3,7]	100	101
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,7]	208	210
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[3,7]	100	102
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[3,7,9]	79	80
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,7]	16	16
			1,084
Municipals 0.03%
Ohio 0.02%
	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		USD80	$55
Total municipals			128
Total bonds, notes & other debt instruments (cost: $126,803,000)			118,634
Investment funds 1.01%		Shares
Capital Group Central Corporate Bond Fund[11]		476,845	3,953
Total Investment funds (cost: $3,772,000)			3,953
Short-term securities 5.87%
Money market investments 5.65%
Capital Group Central Cash Fund 4.50%[11,12]		221,832	22,187
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.22%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP7,550	142
Egypt (Arab Republic of) 3/18/2025	21.597	37,925	707
			849
Total short-term securities (cost: $23,087,000)			23,036
Total investment securities 100.88% (cost: $344,071,000)			395,752
Other assets less liabilities (0.88)%			(3,470)
Net assets 100.00%			$392,282
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year Euro-Schatz Futures	Long	15	3/10/2025	USD1,662	$(5)
2 Year U.S. Treasury Note Futures	Long	18	4/3/2025	3,701	(6)
5 Year Euro-Bobl Futures	Long	38	3/10/2025	4,639	(58)
5 Year U.S. Treasury Note Futures	Long	90	4/3/2025	9,567	(62)
10 Year Italy Government Bond Futures	Long	13	3/10/2025	1,616	(39)
10 Year French Government Bond Futures	Long	7	3/10/2025	895	(18)
10 Year Euro-Bund Futures	Short	24	3/10/2025	(3,317)	71
10 Year Australian Treasury Bond Futures	Long	2	3/17/2025	140	(2)
10 Year Japanese Government Bond Futures	Long	2	3/21/2025	1,804	(7)
10 Year U.S. Treasury Note Futures	Long	20	3/31/2025	2,175	(32)
10 Year Canadian Government Bond Futures	Long	9	3/31/2025	768	6
10 Year UK Gilt Futures	Long	4	3/31/2025	463	(12)
20 Year U.S. Treasury Note Futures	Long	13	3/31/2025	1,480	(42)

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Year Euro-Buxl Futures	Long	1	3/10/2025	USD137	$(8)
30 Year Ultra U.S. Treasury Bond Futures	Long	4	3/31/2025	475	(24)
					$(238)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	179	MYR	800	HSBC Bank	1/8/2025	$1
MYR	110	USD	25	JPMorgan Chase	1/8/2025	— [2]
MYR	800	USD	180	JPMorgan Chase	1/8/2025	(1)
JPY	13,739	USD	89	BNP Paribas	1/8/2025	(2)
CHF	130	USD	148	HSBC Bank	1/8/2025	(4)
EUR	392	USD	413	Citibank	1/8/2025	(7)
CNH	6,185	USD	855	Standard Chartered Bank	1/9/2025	(12)
USD	1,526	BRL	8,921	JPMorgan Chase	1/10/2025	85
USD	287	KRW	408,860	Morgan Stanley	1/10/2025	11
USD	475	INR	40,175	HSBC Bank	1/10/2025	6
COP	276,050	USD	62	Morgan Stanley	1/10/2025	— [2]
USD	20	CLP	19,505	Morgan Stanley	1/10/2025	— [2]
BRL	470	USD	76	Morgan Stanley	1/10/2025	— [2]
BRL	500	USD	82	BNP Paribas	1/10/2025	(1)
BRL	1,010	USD	165	Morgan Stanley	1/10/2025	(2)
USD	558	IDR	9,051,240	Citibank	1/10/2025	(2)
USD	1,340	KRW	1,980,870	Morgan Stanley	1/10/2025	(2)
IDR	2,859,554	USD	179	Citibank	1/10/2025	(3)
USD	210	BRL	1,315	JPMorgan Chase	1/10/2025	(3)
JPY	166,455	USD	1,122	UBS AG	1/10/2025	(63)
USD	48	AUD	75	HSBC Bank	1/14/2025	2
CNH	670	USD	91	Citibank	1/14/2025	— [2]
USD	11,524	CNH	84,610	Citibank	1/14/2025	(8)
EUR	399	USD	421	Citibank	1/14/2025	(8)
CNH	7,737	USD	1,066	UBS AG	1/14/2025	(11)
USD	116	EUR	110	Morgan Stanley	1/15/2025	2
USD	398	MXN	8,290	Barclays Bank PLC	1/15/2025	1
USD	370	THB	12,670	UBS AG	1/15/2025	1
USD	86	CZK	2,080	Citibank	1/15/2025	— [2]
EUR	110	USD	114	HSBC Bank	1/15/2025	— [2]
PLN	540	USD	133	HSBC Bank	1/15/2025	(2)
CZK	2,840	USD	120	Standard Chartered Bank	1/15/2025	(3)
THB	12,750	USD	376	Citibank	1/15/2025	(4)
MXN	4,630	USD	229	UBS AG	1/15/2025	(7)
MXN	5,510	USD	271	Bank of New York Mellon	1/15/2025	(8)
USD	842	GBP	660	HSBC Bank	1/16/2025	16
USD	232	JPY	34,589	Morgan Stanley	1/16/2025	12
USD	4,596	GBP	3,670	JPMorgan Chase	1/16/2025	2
GBP	60	USD	75	Citibank	1/16/2025	— [2]
GBP	915	USD	1,167	Barclays Bank PLC	1/16/2025	(22)
USD	1,298	JPY	199,030	UBS AG	1/17/2025	31
USD	547	NZD	938	Standard Chartered Bank	1/17/2025	23
USD	412	CHF	360	Standard Chartered Bank	1/17/2025	15

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	347	EUR	330	Morgan Stanley	1/17/2025	$5
USD	11,223	JPY	1,761,820	BNP Paribas	1/17/2025	3
USD	1,591	AUD	2,570	Bank of America	1/17/2025	1
USD	177	CHF	160	UBS AG	1/17/2025	— [2]
CAD	110	USD	76	Citibank	1/17/2025	— [2]
EUR	396	DKK	2,950	Standard Chartered Bank	1/17/2025	— [2]
EUR	330	USD	342	HSBC Bank	1/17/2025	— [2]
NZD	111	USD	62	UBS AG	1/17/2025	— [2]
AUD	90	USD	58	Standard Chartered Bank	1/17/2025	(2)
USD	3,235	CAD	4,650	Citibank	1/17/2025	(2)
DKK	800	USD	114	Standard Chartered Bank	1/17/2025	(2)
CHF	520	USD	579	Morgan Stanley	1/17/2025	(5)
NZD	874	USD	495	UBS AG	1/17/2025	(6)
NOK	6,655	USD	597	BNP Paribas	1/17/2025	(12)
CAD	1,350	USD	953	Morgan Stanley	1/17/2025	(14)
JPY	666,752	USD	4,409	Morgan Stanley	1/17/2025	(163)
USD	144	CHF	130	UBS AG	1/21/2025	— [2]
USD	343	CHF	310	UBS AG	1/21/2025	— [2]
USD	82	CZK	2,000	Citibank	1/21/2025	— [2]
USD	47	HUF	18,750	BNP Paribas	1/21/2025	— [2]
USD	59	NOK	670	UBS AG	1/21/2025	— [2]
USD	225	PLN	930	Bank of America	1/21/2025	— [2]
USD	332	SEK	3,660	Bank of America	1/21/2025	— [2]
EUR	201	CAD	300	UBS AG	1/23/2025	— [2]
EUR	430	USD	446	HSBC Bank	1/23/2025	— [2]
USD	117	SGD	160	UBS AG	1/23/2025	— [2]
USD	117	SGD	160	UBS AG	1/23/2025	— [2]
GBP	90	USD	114	Morgan Stanley	1/23/2025	(2)
SGD	160	USD	119	Standard Chartered Bank	1/23/2025	(2)
EUR	4,890	USD	5,144	Morgan Stanley	1/23/2025	(74)
USD	599	NOK	6,657	UBS AG	1/24/2025	14
USD	157	NZD	280	UBS AG	1/24/2025	— [2]
EUR	115	USD	121	BNP Paribas	1/24/2025	(1)
HUF	17,610	USD	45	Citibank	1/24/2025	(1)
SEK	3,570	USD	326	Standard Chartered Bank	1/24/2025	(3)
NZD	280	USD	162	HSBC Bank	1/24/2025	(5)
USD	918	MXN	18,680	Morgan Stanley	1/27/2025	27
USD	82	ILS	300	BNP Paribas	2/6/2025	— [2]
USD	125	RON	600	Bank of America	2/6/2025	— [2]
USD	26,635	EUR	25,670	UBS AG	2/21/2025	(13)
USD	412	JPY	61,409	UBS AG	3/10/2025	19
USD	110	JPY	16,666	Bank of America	3/10/2025	4
USD	268	BRL	1,390	Citibank	4/1/2025	47
BRL	1,390	USD	249	Citibank	4/1/2025	(28)
						$(182)

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(3)	$(11)	$8
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	— [2]	— [2]	— [2]
3.5175%	Annual	SOFR	Annual	8/15/2027	USD2,500	(34)	—	(34)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	9	11	(2)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	(8)	— [2]	(8)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	98	90	8
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(2)	(3)	1
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	23	(3)	26
						$83	$84	$(1)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(33)	$—	$(33)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL3,810	(93)	—	(93)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	(329)	(130)	(199)
							$(455)	$(130)	$(325)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR840	$(17)	$(18)	$1
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[13] (000)	Value at 12/31/2024[14] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD10,922	$244	$249	$(5)

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.01%
Capital Group Central Corporate Bond Fund	$8,341	$2,627	$6,762	$45	$(298)	$3,953	$265
Short-term securities 5.65%
Money market investments 5.65%
Capital Group Central Cash Fund 4.50%[12]	12,974	118,912	109,705	2	4	22,187	1,505
Total 6.66%				$47	$(294)	$26,140	$1,770
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[5]	12/4/2024	$274	$266	.07%
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	102	95.02
Total		$376	$361	.09%

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,151,000, which represented
2.08% of the net assets of the fund.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $361,000, which represented .09% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $959,000, which represented .24% of the net assets of the fund.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 12/31/2024.
[13]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[14]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	146

The Bond Fund of America®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.80%		Principal amount (000)	Value (000)
Mortgage-backed obligations 39.60%
Federal agency mortgage-backed obligations 33.53%
	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD2	$2
	Fannie Mae Pool #256133 4.50% 1/1/2026[1]	2	2
	Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	35	34
	Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	29	28
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	14	14
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	2,268	2,084
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]	31	32
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]	343	355
	Fannie Mae Pool #924866 6.765% 10/1/2037[1,2]	131	131
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]	165	166
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]	686	690
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	146	146
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	743	732
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	696	694
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	112,839	94,290
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	696	694
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	373	372
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	328	327
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	201	200
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	1,322	1,100
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,212	1,837
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	39	36
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,698	1,534
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	726	656
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	749	695
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	123	115
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,582	4,263
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	298	274
	Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	737	685
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	34	32
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,003	3,594
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	1,935	1,802
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	75	69
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,209	2,111
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,161	1,044
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	14	13
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,656	4,927
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,285	3,840
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	18,737	17,443
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	17,399	15,623
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	10	9
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	440	396
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,186	1,029
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	785	685
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,282	2,049
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	18,522	17,168
	Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	13,275	11,919
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	3,529	3,168
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	5,659	5,081
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	26,156	23,485
	Fannie Mae Pool #CA5504 2.50% 4/1/2050[1]	11	9
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,219	4,335
	Fannie Mae Pool #CA6168 2.50% 6/1/2050[1]	552	451
	Fannie Mae Pool #CA6078 2.50% 6/1/2050[1]	78	64
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	15,670	13,636
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,555	4,845
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,732	1,491
	Fannie Mae Pool #CA6727 2.50% 8/1/2050[1]	4,776	3,908
	Fannie Mae Pool #CA6918 2.50% 8/1/2050[1]	989	808
	Fannie Mae Pool #FP0058 2.50% 8/1/2050[1]	638	521
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,012	876

147	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	USD1,687	$1,324
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
	Fannie Mae Pool #CA7040 2.50% 9/1/2050[1]	17,676	14,420
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,747	2,281
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	935	777
	Fannie Mae Pool #FM7195 2.50% 9/1/2050[1]	435	355
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	326	280
	Fannie Mae Pool #CA7529 2.50% 10/1/2050[1]	935	764
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	265	220
	Fannie Mae Pool #FM4684 2.50% 10/1/2050[1]	199	163
	Fannie Mae Pool #FP0034 2.50% 10/1/2050[1]	186	152
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,551	1,329
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	6,317	5,246
	Fannie Mae Pool #FM5309 2.50% 11/1/2050[1]	1,170	955
	Fannie Mae Pool #BQ7564 2.50% 11/1/2050[1]	667	545
	Fannie Mae Pool #CA7743 2.50% 11/1/2050[1]	26	22
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	15,915	13,875
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,080	848
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,065	916
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	6,773	5,291
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,137	4,045
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	21,885	17,999
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]	1,596	1,304
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]	995	813
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	67	58
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	404	320
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,267	4,375
	Fannie Mae Pool #CA9289 2.50% 2/1/2051[1]	3,610	2,949
	Fannie Mae Pool #FM6764 2.50% 3/1/2051[1]	7,591	6,192
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	1,782	1,453
	Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]	995	811
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	29	23
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	5,087	4,150
	Fannie Mae Pool #FM6871 2.50% 4/1/2051[1]	4,774	3,894
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,106	3,368
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,557	2,104
	Fannie Mae Pool #FS0030 2.50% 4/1/2051[1]	175	143
	Fannie Mae Pool #FM6965 2.50% 4/1/2051[1]	119	97
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,176	2,722
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	391	336
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	17	14
	Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]	1,973	1,620
	Fannie Mae Pool #CB0396 2.50% 5/1/2051[1]	1,863	1,519
	Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	603	492
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[1]	493	402
	Fannie Mae Pool #FM7409 2.50% 5/1/2051[1]	167	136
	Fannie Mae Pool #FM7222 2.50% 5/1/2051[1]	34	27
	Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	29	24
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	530	420
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[1]	48	39
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	291	250
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	204	175
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	80	62
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	9,024	7,438
	Fannie Mae Pool #BT0849 2.50% 7/1/2051[1]	4,836	3,950
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[1]	4,592	3,746
	Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]	1,013	832
	Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]	951	776
	Fannie Mae Pool #BT1288 2.50% 7/1/2051[1]	594	485
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	459	380
	Fannie Mae Pool #CB1066 2.50% 7/1/2051[1]	225	185

American Funds Insurance Series	148

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	USD1,404	$1,214
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	3,216	2,624
	Fannie Mae Pool #FM8761 2.50% 9/1/2051[1]	1,991	1,625
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,101	907
	Fannie Mae Pool #CB1552 2.50% 9/1/2051[1]	512	421
	Fannie Mae Pool #FS4711 2.50% 9/1/2051[1]	450	367
	Fannie Mae Pool #BQ7428 2.50% 9/1/2051[1]	320	263
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[1]	309	252
	Fannie Mae Pool #FM8692 2.50% 9/1/2051[1]	57	47
	Fannie Mae Pool #BT6781 2.50% 10/1/2051[1]	388	316
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[1]	331	270
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,260	2,800
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	4,566	3,575
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	136	108
	Fannie Mae Pool #CB2092 2.50% 11/1/2051[1]	13,301	10,850
	Fannie Mae Pool #FM9481 2.50% 11/1/2051[1]	1,526	1,245
	Fannie Mae Pool #CB2088 2.50% 11/1/2051[1]	97	80
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	969	836
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	838	655
	Fannie Mae Pool #FM9846 2.50% 12/1/2051[1]	10,704	8,747
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	1,980	1,617
	Fannie Mae Pool #BU3058 2.50% 12/1/2051[1]	1,016	829
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[1]	988	806
	Fannie Mae Pool #FS0145 2.50% 12/1/2051[1]	878	716
	Fannie Mae Pool #FM9904 2.50% 12/1/2051[1]	640	523
	Fannie Mae Pool #CB2404 2.50% 12/1/2051[1]	344	281
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	21	19
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,905	1,489
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[1]	53,261	43,448
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	23,295	19,003
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	4,607	3,764
	Fannie Mae Pool #FS0392 2.50% 1/1/2052[1]	2,150	1,754
	Fannie Mae Pool #FS0235 2.50% 1/1/2052[1]	2,020	1,648
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	1,163	949
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	353	290
	Fannie Mae Pool #FS0370 2.50% 1/1/2052[1]	83	67
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,022	880
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	15,599	12,177
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,571	2,009
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	840	656
	Fannie Mae Pool #FS1995 2.50% 2/1/2052[1]	2,993	2,441
	Fannie Mae Pool #BT1967 2.50% 2/1/2052[1]	1,801	1,481
	Fannie Mae Pool #MA4548 2.50% 2/1/2052[1]	918	750
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[1]	750	612
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[1]	503	411
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[1]	454	370
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]	322	263
	Fannie Mae Pool #CB3099 2.50% 2/1/2052[1]	259	213
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	34,214	29,616
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,633	1,278
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,293	1,008
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,109	868
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	886	693
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	1,849	1,519
	Fannie Mae Pool #FS4433 2.50% 3/1/2052[1]	667	549
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[1]	371	303
	Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]	37	30
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,714	1,338
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	772	602
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	32,998	26,918
	Fannie Mae Pool #FS6036 2.50% 4/1/2052[1]	2,047	1,670

149	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	USD1,669	$1,369
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	283	260
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	3,854	3,017
	Fannie Mae Pool #FS8650 2.50% 5/1/2052[1]	21,402	17,491
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	2,231	1,832
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[1]	998	816
	Fannie Mae Pool #FS5387 2.50% 5/1/2052[1]	737	601
	Fannie Mae Pool #FS6034 2.50% 6/1/2052[1]	161	132
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	154	126
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	3,609	3,308
	Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,095	2,995
	Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,390	1,348
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	40,565	33,099
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	759	623
	Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	448	367
	Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]	140	115
	Fannie Mae Pool #FS5294 2.50% 7/1/2052[1]	122	99
	Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	2,879	2,791
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	579	561
	Fannie Mae Pool #FS2805 2.50% 9/1/2052[1]	469	385
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	267	252
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	59	56
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	9,037	8,790
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	9,353	7,291
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	52,626	49,623
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,541	2,403
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	2,615	2,533
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	2,953	2,923
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,671	2,644
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	230	236
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	909	857
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	134	129
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,193	5,140
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	40	40
	Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	274	251
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	4,679	4,406
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	31,843	30,844
	Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]	720	588
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	4,767	4,364
	Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	622	602
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	7,895	7,802
	Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	411	376
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	155	150
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,160	4,127
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	448	445
	Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,007	1,013
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	901	912
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	4,483	4,104
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	685	645
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	16,338	15,781
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	94	91
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	980	972
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	19,451	19,686
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	4,866	4,455
	Fannie Mae Pool #CB6985 4.00% 5/1/2053[1]	437	400
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	32	29
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	10,958	10,599
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,011	2,917
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	2,878	2,783
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,209	6,142
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	886	876

American Funds Insurance Series	150

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	USD7,651	$7,703
	Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	2,946	2,775
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,064	6,990
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	6,686	6,607
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	313	310
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,098	4,124
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,523	2,554
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,907	1,930
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	6,248	4,884
	Fannie Mae Pool #FS9167 2.50% 7/1/2053[1]	3,758	3,066
	Fannie Mae Pool #FS6037 2.50% 7/1/2053[1]	156	128
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	76	70
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	20,581	19,383
	Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	655	635
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	94	91
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	3,566	3,526
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	8,510	8,732
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	24,661	24,363
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,509	13,362
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,644	6,570
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	556	553
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	5,337	5,367
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	16,963	17,360
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	7,818	7,156
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,240	12,103
	Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	6,752	6,681
	Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	9,312	9,362
	Fannie Mae Pool #DA1557 6.00% 10/1/2053[1]	160	160
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	98,228	95,022
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	2,325	2,386
	Fannie Mae Pool #FS6509 7.00% 11/1/2053[1]	3,789	3,931
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	2,008	1,983
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	877	902
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	5,843	5,997
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,469	1,504
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	3,089	2,910
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	2,730	2,696
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	1,857	1,834
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,488	7,578
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	5,635	5,666
	Fannie Mae Pool #CB8422 6.00% 2/1/2054[1]	1,957	1,968
	Fannie Mae Pool #DA7831 6.00% 2/1/2054[1]	1,881	1,891
	Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	25	23
	Fannie Mae Pool #FS9508 4.50% 3/1/2054[1]	21,840	20,564
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	19,686	19,453
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,688	1,667
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,422	5,495
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	3,620	3,648
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	1,889	1,899
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	5,000	5,140
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,218	5,183
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	5,743	5,823
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	59,582	60,857
	Fannie Mae Pool #FS7810 7.00% 4/1/2054[1]	7,097	7,365
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	618	611
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[1]	415	418
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	264	265
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	15,444	15,778
	Fannie Mae Pool #CB8751 4.50% 6/1/2054[1]	437	411
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	1,945	1,930
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	19,738	20,009

151	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	USD4,730	$4,754
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	1,308	1,323
	Fannie Mae Pool #DB5030 6.00% 6/1/2054[1]	1,205	1,213
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	11,639	11,998
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	230	210
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	7,224	7,156
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	1,561	1,548
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[1]	1,432	1,422
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	30,989	31,187
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	5,441	5,508
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	5,251	5,323
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	2,718	2,749
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	2,593	2,609
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	2,297	2,326
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	2,235	2,262
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	1,360	1,367
	Fannie Mae Pool #DB7685 6.00% 7/1/2054[1]	1,327	1,335
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	732	736
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	17,870	18,466
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	5,158	5,289
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	2,938	3,023
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	175	179
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	44,243	40,487
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	142	140
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	46,220	46,516
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	1,357	1,365
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	1,199	1,205
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	234	236
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	119	120
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	98	99
	Fannie Mae Pool #FS8934 6.50% 8/1/2054[1]	9,843	10,114
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	2,464	2,532
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	2,241	2,302
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	488	499
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	1,769	1,756
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	1,300	1,288
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	2,909	2,955
	Fannie Mae Pool #DC2270 6.00% 9/1/2054[1]	83	83
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[1]	20,087	19,399
	Fannie Mae Pool #MA5498 6.00% 10/1/2054[1]	967	972
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	7,115	6,696
	Fannie Mae Pool #MA5532 6.00% 11/1/2054[1]	3,787	3,806
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	19,449	17,798
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]	266	251
	Fannie Mae Pool #CB9675 6.00% 12/1/2054[1]	4,246	4,306
	Fannie Mae Pool #BU5233 6.00% 12/1/2054[1]	1,461	1,478
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[1]	574	588
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,149	8,933
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	7,501	6,629
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	16,162	13,595
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	18,824	15,719
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,079	1,017
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	4,906	4,267
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	— [3]	— [3]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	4	4
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	15	15
	Fannie Mae, Series 2002-W1, Class 2A, 4.534% 2/25/2042[1,2]	16	16
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	59	57
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,134	1,108
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	41	41
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	32	30

American Funds Insurance Series	152

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	USD40	$40
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	30	30
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	56	56
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	198	199
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	1,896	1,585
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	135	131
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	5,674	4,742
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	143	139
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	9,895	8,268
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	323	325
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,219	1,846
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,193	1,820
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	4,708	3,902
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	16,495	14,403
	Freddie Mac Pool #RA6996 2.50% 3/1/2047[1]	58	48
	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	93	81
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	838	775
	Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	512	477
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,220	3,674
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	10,982	9,893
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	806	748
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	250	225
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	978	908
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	572	514
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,640	1,472
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	8,950	8,035
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	24,454	21,242
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	4,885	4,057
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[1]	28	23
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	343	296
	Freddie Mac Pool #RA3515 2.50% 9/1/2050[1]	1,866	1,533
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,843	1,585
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	5,746	4,794
	Freddie Mac Pool #QB4847 2.50% 10/1/2050[1]	1,216	993
	Freddie Mac Pool #QB5799 2.50% 11/1/2050[1]	61	50
	Freddie Mac Pool #QB5838 2.50% 11/1/2050[1]	25	21
	Freddie Mac Pool #RA4206 2.50% 12/1/2050[1]	1,980	1,619
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	439	348
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	101	79
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	73,500	57,424
	Freddie Mac Pool #QB9901 2.50% 3/1/2051[1]	2,355	1,921
	Freddie Mac Pool #QC0416 2.50% 4/1/2051[1]	232	189
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[1]	164	134
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,297	1,026
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,146	983
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,480	2,050
	Freddie Mac Pool #QC3428 2.50% 6/1/2051[1]	787	642
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[1]	2,021	1,648
	Freddie Mac Pool #SD0926 2.50% 7/1/2051[1]	571	468
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,049	5,241
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	806	631
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	10,452	8,614
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[1]	7,856	6,406
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]	1,918	1,564
	Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	908	741
	Freddie Mac Pool #RA5767 2.50% 9/1/2051[1]	475	387
	Freddie Mac Pool #QC6761 2.50% 9/1/2051[1]	54	44
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,074	923
	Freddie Mac Pool #SD1345 2.50% 10/1/2051[1]	1,983	1,617
	Freddie Mac Pool #RA6107 2.50% 10/1/2051[1]	888	724
	Freddie Mac Pool #RA6136 2.50% 10/1/2051[1]	396	323

153	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA5995 2.50% 10/1/2051[1]	USD95	$77
	Freddie Mac Pool #QC8778 2.50% 10/1/2051[1]	94	76
	Freddie Mac Pool #RA6017 2.50% 10/1/2051[1]	48	39
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	6,636	5,696
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,890	1,631
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	2,409	1,884
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,434	1,185
	Freddie Mac Pool #RA6231 2.50% 11/1/2051[1]	907	740
	Freddie Mac Pool #SD0759 2.50% 11/1/2051[1]	154	126
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	24	19
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,242	1,067
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	836	654
	Freddie Mac Pool #RA6433 2.50% 12/1/2051[1]	2,746	2,240
	Freddie Mac Pool #QD2075 2.50% 12/1/2051[1]	1,992	1,625
	Freddie Mac Pool #SD3729 2.50% 12/1/2051[1]	1,136	932
	Freddie Mac Pool #QD2923 2.50% 12/1/2051[1]	199	162
	Freddie Mac Pool #QD3226 2.50% 12/1/2051[1]	153	125
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	19	16
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]	8,229	6,710
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[1]	4,267	3,480
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,727	2,242
	Freddie Mac Pool #QD5254 2.50% 1/1/2052[1]	505	415
	Freddie Mac Pool #RA6634 2.50% 1/1/2052[1]	492	404
	Freddie Mac Pool #QD6127 2.50% 1/1/2052[1]	391	319
	Freddie Mac Pool #SD0854 2.50% 1/1/2052[1]	377	308
	Freddie Mac Pool #QD5201 2.50% 1/1/2052[1]	218	178
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,120	3,554
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	1,711	1,335
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	853	666
	Freddie Mac Pool #SD0847 2.50% 2/1/2052[1]	2,000	1,631
	Freddie Mac Pool #QD7187 2.50% 2/1/2052[1]	994	818
	Freddie Mac Pool #SI2095 2.50% 2/1/2052[1]	418	342
	Freddie Mac Pool #SD8194 2.50% 2/1/2052[1]	239	195
	Freddie Mac Pool #QD7360 2.50% 2/1/2052[1]	174	143
	Freddie Mac Pool #SD0902 2.50% 2/1/2052[1]	91	74
	Freddie Mac Pool #QD7312 2.50% 2/1/2052[1]	65	53
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	644	574
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,388	1,865
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,869	1,460
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	965	754
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	874	682
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	176	138
	Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]	839	686
	Freddie Mac Pool #SD3226 2.50% 3/1/2052[1]	784	643
	Freddie Mac Pool #QE0888 2.50% 3/1/2052[1]	761	625
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[1]	325	265
	Freddie Mac Pool #QE0957 2.50% 3/1/2052[1]	71	58
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,305	1,018
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[1]	3,413	2,803
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[1]	1,763	1,437
	Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]	592	483
	Freddie Mac Pool #QE5290 2.50% 4/1/2052[1]	500	408
	Freddie Mac Pool #QE1102 2.50% 4/1/2052[1]	231	189
	Freddie Mac Pool #QE0322 2.50% 4/1/2052[1]	128	105
	Freddie Mac Pool #SD1658 2.50% 4/1/2052[1]	124	102
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	1,740	1,421
	Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]	397	324
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	74,260	63,191
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	3,757	3,198
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	217	224
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	38,614	31,485

American Funds Insurance Series	154

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD3416 2.50% 7/1/2052[1]	USD905	$738
	Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]	489	400
	Freddie Mac Pool #SD2600 2.50% 7/1/2052[1]	194	158
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	4,461	3,800
	Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,065	2,001
	Freddie Mac Pool #SD1408 2.50% 8/1/2052[1]	199	164
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	586	504
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	73	68
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[1]	2,882	2,353
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	4,161	3,542
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	336	317
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	288	272
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	83	79
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	49	47
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	33	31
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,124	6,090
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	17,161	16,002
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	5,910	5,508
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	22,885	21,565
	Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,517	3,409
	Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	3,489	3,379
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,127	2,104
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	61	63
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	43	44
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	1,068	908
	Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,034	947
	Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	642	588
	Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	11,942	11,244
	Freddie Mac Pool #RA8309 6.00% 12/1/2052[1]	1,269	1,284
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	202	195
	Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,294	3,334
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	15,594	14,706
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	2,313	2,240
	Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]	44,091	43,655
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	24,427	24,173
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,696	4,644
	Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	13,961	14,054
	Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,719	2,488
	Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	1,760	1,611
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	79	73
	Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]	2,993	2,740
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	201	190
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	4,749	4,600
	Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	652	631
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	566	548
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,316	4,271
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	195	179
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	34	32
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	13,436	12,989
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	8,511	8,415
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	3,992	3,968
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,500	2,473
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	14,712	14,917
	Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	583	534
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	13,066	12,641
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	20,348	20,112
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	6,702	6,795
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,049	3,070
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	715	736
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	629	645
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	591	611

155	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	USD577	$596
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	417	431
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	313	323
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	224	229
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	163	171
	Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	5,204	4,768
	Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	546	500
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	66	61
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	265	256
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	20,184	19,958
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	7,703	7,620
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	588	582
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	8,682	8,794
	Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,150	3,190
	Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	485	444
	Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	400	366
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	7,722	7,464
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,410	2,383
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	2,188	2,165
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,166	2,141
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,645	1,628
	Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	4,725	4,757
	Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	22,787	22,922
	Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,138	15,220
	Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	13,983	14,064
	Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	11,504	11,581
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	6,661	6,700
	Freddie Mac Pool #SD3916 6.00% 9/1/2053[1]	1,478	1,494
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	1,125	1,140
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1,4]	213,777	218,743
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	829	802
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	18,779	18,883
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	4,111	4,198
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	624	603
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	18,858	18,649
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	2,332	2,345
	Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]	13,817	14,153
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	1,869	1,920
	Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	5,523	5,558
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	3,055	3,092
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	20,825	21,611
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	5,108	5,136
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	710	727
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	41,810	43,391
	Freddie Mac Pool #SD5910 4.00% 2/1/2054[1]	189	173
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	802	792
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	12,043	12,107
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	4,838	4,863
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	3,919	3,944
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	230	231
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	5,293	5,449
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	430	425
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,611	2,593
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,954	1,931
	Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	9,089	9,199
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	5,531	5,593
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,240	4,286
	Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	2,153	2,179
	Freddie Mac Pool #SD8421 6.00% 4/1/2054[1]	178	179
	Freddie Mac Pool #SD5316 6.00% 4/1/2054[1]	25	25
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	6,699	6,887

American Funds Insurance Series	156

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QI5786 4.00% 5/1/2054[1]	USD732	$670
	Freddie Mac Pool #SD8430 5.00% 5/1/2054[1]	2,043	1,973
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]	39,437	39,160
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	4,832	4,799
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	17,403	17,496
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	6,946	7,155
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	4,359	3,989
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	2,813	2,786
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,007	999
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	26,375	26,678
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	21,224	21,338
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	6,203	6,394
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	1,213	1,238
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[1]	1,997	1,827
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	2,316	2,298
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	1,855	1,833
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	25,054	25,214
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	13,744	13,973
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	8,211	8,306
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	3,270	3,296
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	2,785	2,817
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	2,345	2,371
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	253	256
	Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	2,639	2,708
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	2,090	2,023
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	1,510	1,465
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	1,363	1,318
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	3	3
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	12,327	12,391
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	5,411	5,444
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	3,099	3,149
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	2,646	2,667
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	2,124	2,155
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	2,034	2,056
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	145	147
	Freddie Mac Pool #QJ1440 6.00% 8/1/2054[1]	77	78
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	26,093	26,657
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	13,792	14,251
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	12,640	13,060
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	5,167	5,316
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	3,464	3,564
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	2,025	2,078
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	1,936	1,995
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	1,248	1,277
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[1]	10,950	11,024
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	4,658	4,697
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	497	502
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	278	283
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	257	260
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	234	237
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	159	160
	Freddie Mac Pool #QJ3982 6.00% 9/1/2054[1]	48	49
	Freddie Mac Pool #QJ3945 6.00% 9/1/2054[1]	33	33
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	13,876	14,175
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	11,182	11,554
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	4,463	4,592
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	2,996	3,080
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	2,742	2,821
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	2,368	2,427
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	1,050	1,077
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]	412	418

157	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QJ5971 6.00% 10/1/2054[1]	USD178	$180
	Freddie Mac Pool #QJ5733 6.00% 10/1/2054[1]	46	46
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	5,948	6,088
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	235	240
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	26,601	25,032
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	5,030	4,733
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	7,541	7,283
	Freddie Mac Pool #SD8474 5.00% 11/1/2054[1]	246	238
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	11,723	11,586
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[1]	3,425	3,444
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	8,915	8,156
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	7,133	6,889
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	6	6
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	12,449	12,292
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[1]	2,836	2,809
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[1]	14	14
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[1]	13	13
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	40	41
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	102	105
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,356
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	89	76
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	84	71
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	6,182	5,898
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,487	1,403
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	8,301	7,850
	Government National Mortgage Assn. 2.00% 1/1/2055[1,5]	6,176	4,941
	Government National Mortgage Assn. 3.00% 1/1/2055[1,5]	225	195
	Government National Mortgage Assn. 5.00% 1/1/2055[1,5]	135	131
	Government National Mortgage Assn. 5.50% 1/1/2055[1,5]	55,604	55,153
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	9,807	9,140
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	27	26
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,065	3,889
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	9,070	8,176
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,010	1,613
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,489	2,798
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	8,030	6,596
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	2,977	2,438
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	2,918	2,397
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,627	3,798
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,234	3,540
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,517	2,895
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	183	159
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	4,917	4,400
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,116	4,446
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	4,201	3,759
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	22,501	20,133
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	7,996	7,377
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	5,635	5,196
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,572	3,382
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	12,497	11,828
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,266	3,175
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,015	7,586
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,117	12,414
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	1,785	1,646
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	21,348	20,195
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,487	1,086
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,5]	5,845	5,162
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,5]	5,188	4,712

American Funds Insurance Series	158

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,5]	USD5,873	$4,571
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,5]	37,981	30,939
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,5]	3,720	3,160
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,5]	106,963	94,617
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,5]	540	508
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,5]	1	1
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]	16,469	16,548
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,5]	664	624
			3,744,665

Collateralized mortgage-backed obligations (privately originated) 3.30%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,6]	1,986	1,736
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,6]	79	75
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	4,568	4,326
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,6,7]	15,371	14,689
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,6]	651	603
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,6]	300	293
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	2,097	1,896
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,6]	249	247
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,6]	2,985	2,944
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,2,6]	14,793	14,359
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,6]	5,549	5,161
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,6]	147	135
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,6]	1,178	1,035
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.319% 5/25/2042[1,2,6]	208	214
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,2,6]	515	530
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[1,2,6]	2,627	2,688
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,2,6]	1,654	1,671
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,2,6]	881	885
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[1,2,6]	4,253	4,259
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[1,2,6]	507	513
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,2,6]	456	456
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 2/25/2044[1,2,6]	1,053	1,064
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,2,6]	3,645	3,647
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 9/25/2044[1,2,6]	1,684	1,687
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,2,6]	1,584	1,594
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,6]	801	781
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,6]	1,789	1,997
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	2,282	2,526
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,6]	1,758	1,405
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,6]	1,945	1,555
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,2,6]	860	871
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,2,6]	42	42

159	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,2,6]	USD161	$166
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,2,6]	288	291
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,2,6]	1,519	1,606
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,2,6]	4,207	4,216
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,2,6]	15,104	15,163
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.569% 10/25/2044[1,2,6]	6,373	6,376
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,2,6]	1,648	1,656
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,2,6]	1,648	1,664
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,6,7]	5,397	5,429
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,6]	1,888	1,686
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,6,7]	2,140	2,073
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,6]	4,930	4,679
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,6,7]	17,536	17,600
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055[1,2,6]	719	717
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]	2,530	2,517
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,6,7]	664	664
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,6,7]	2,042	2,038
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,6]	2,241	2,012
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,6,7]	27,122	26,836
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,2,6]	2,666	2,624
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,7]	7,751	7,796
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[1,2,6]	2,031	1,984
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,6,7]	3,919	3,942
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,6,7]	8,588	8,662
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,6,7]	7,933	8,003
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,6,7]	20,206	20,394
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,6,7]	6,187	6,126
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,6,7]	22,779	22,867
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,6]	1,380	1,195
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,6]	1,098	1,052
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,6]	11,500	10,716
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,6]	2,272	2,111
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,6]	1,044	961
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	7,109	6,496
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,6]	328	327
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,2,6]	6,378	6,409

American Funds Insurance Series	160

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,6]	USD8,077	$7,251
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,2,6]	3,744	3,689
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	1,395	1,395
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,6]	5,024	4,818
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,6]	8,581	8,477
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,6]	1,798	1,783
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,6]	7,497	7,281
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,6,7]	19,293	19,471
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,6,7]	7,698	7,762
	Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[1,6,7]	16,198	16,272
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,2,6]	4,852	4,830
			367,967

Commercial mortgage-backed securities 2.77%
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,6]	389	374
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[1,2,6]	1,251	1,261
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	737
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	95
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,2]	684	729
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	530
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[1]	3,537	3,626
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	197
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	123	118
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,382
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	914
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	257
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,435
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	758
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,479
	Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[1]	2,174	2,237
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,2]	2,774	2,870
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,2,6]	3,822	3,841
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,2,6]	8,476	8,516
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,2,6]	2,183	2,188
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,2,6]	14,727	14,705
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.462% 9/15/2036[1,2,6]	570	568
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,2,6]	5,292	5,280
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[1,2,6]	995	993
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,2,6]	996	994
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.259% 11/15/2036[1,2,6]	10,670	10,628
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,2,6]	4,194	4,202
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,2,6]	3,304	3,301
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[1,2,6]	382	382

161	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.612% 6/15/2038[1,2,6]	USD259	$258
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,2,6]	654	654
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[1,2,6]	8,640	8,636
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.762% 11/15/2038[1,2,6]	294	293
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.012% 11/15/2038[1,2,6]	87	86
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.362% 11/15/2038[1,2,6]	131	131
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,2,6]	8,600	8,580
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,2,6]	8,241	8,310
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,2,6]	26,909	26,616
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,2,6]	1,514	1,522
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,2,6]	5,461	5,497
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,6]	19,044	19,370
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	598
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	283	283
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,6]	8,924	9,052
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	966	991
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,6]	1,121	1,154
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,6]	862	890
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	194
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,6]	26,878	27,155
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,6]	24,421	24,673
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,2,6]	2,537	2,540
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[1,2,6]	579	580
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[1,2,6]	789	791
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[1,2,6]	604	607
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,474
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[1,2,6]	1,508	1,513
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,6]	1,212	1,253
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,2,6]	10,443	10,381
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	380
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	95
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,333
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,2,6]	1,478	1,487
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	616
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	228
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	6,854	6,323
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,983
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[1,2,6]	13,405	13,407

American Funds Insurance Series	162

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[1,2,6]	USD47	$47
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	408
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	238
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	709
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,2,6]	3,848	3,852
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	4,065	3,419
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.088% 7/15/2036[1,2,6]	9,351	9,342
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.437% 7/15/2036[1,2,6]	1,000	999
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,2,6]	8,362	8,358
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.591% 11/15/2038[1,2,6]	252	251
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.841% 11/15/2038[1,2,6]	135	135
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,309	2,290
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	2,550	2,496
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	929
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	5,667	5,844
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	200
			309,048
	Total mortgage-backed obligations		4,421,680
Corporate bonds, notes & loans 28.99%
Financials 9.95%
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,810
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,750
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,857
	AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,119
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,7]	1,597	1,670
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]	1,995	2,000
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,316
	Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[7]	EUR437	483
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	2,840	3,282
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	4,065	4,464
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD604	612
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]	359	384
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	4,565	4,487
	American International Group, Inc. 5.125% 3/27/2033	2,749	2,717
	Aon Corp. 5.35% 2/28/2033	1,083	1,079
	Aon North America, Inc. 5.15% 3/1/2029	3,015	3,025
	Aon North America, Inc. 5.30% 3/1/2031	1,005	1,010
	Aon North America, Inc. 5.45% 3/1/2034	2,550	2,547
	Aon North America, Inc. 5.75% 3/1/2054	1,163	1,135
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,449	1,443
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,721	1,679
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,335	1,283

163	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Banco Santander, SA 5.147% 8/18/2025	USD4,000	$4,005
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]	1,400	1,324
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]	4,295	4,096
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]	2,635	2,607
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]	3,202	2,907
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]	339	347
	Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[7]	1,150	1,103
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[7]	3,691	3,337
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[7]	4,902	4,320
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]	257	216
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	20,927	17,491
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	36,155	30,156
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,7]	4,850	4,891
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]	1,858	1,861
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[7]	5,690	5,677
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	2,378	2,355
	Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,385
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,897
	Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027)[7]	USD2,585	2,570
	Block, Inc. 2.75% 6/1/2026	1,975	1,905
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,7]	13,134	12,487
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,7]	3,594	3,220
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[6,7]	4,117	4,132
	BPCE SA 1.625% 1/14/2025[6]	2,980	2,977
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,7]	4,729	4,606
	BPCE SA 0.895% 12/14/2026	JPY100,000	632
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,7]	USD2,150	2,167
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,7]	5,000	5,204
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,7]	1,285	1,292
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,7]	6,195	6,115
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	4,503	4,465
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,7]	10,948	11,059
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]	1,900	2,022
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]	3,953	3,992
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,679
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]	2,430	2,429
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	515	519
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	4,352	4,413
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	1,204	1,251
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	2,920	2,968
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]	2,445	2,496
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	446
	Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,990
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,348
	Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,721
	Citibank, NA 5.803% 9/29/2028	4,100	4,229
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,796
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]	10,629	10,624
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[7]	2,714	2,638
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]	42	36
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	990	851

American Funds Insurance Series	164

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]	USD3,090	$2,775
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	140	143
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]	15,346	15,577
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]	4,518	4,766
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,805
	Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,376
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,609
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	301
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,7]	4,450	4,386
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,7]	2,450	2,353
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,7]	2,990	2,829
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	2,975	2,933
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,265
	Deutsche Bank AG 4.10% 1/13/2026	857	851
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	27,047	26,362
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]	17,595	16,739
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]	7,343	7,626
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	6,271	6,564
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[7]	6,685	6,537
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	6,750	6,063
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]	3,235	2,825
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[7]	3,200	3,034
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[6,7]	1,200	1,146
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR1,845	1,881
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]	4,230	4,324
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]	3,855	4,423
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]	12,035	13,538
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	390	430
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD205	213
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[7]	1,968	1,942
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]	11,396	11,527
	Five Corners Funding Trust III 5.791% 2/15/2033[6]	942	968
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[7]	3,030	2,910
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]	13,275	12,557
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	12,997	12,337
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]	3,703	3,532
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]	5,534	5,382
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]	28,930	29,536
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[7]	13,759	13,682
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[7]	2,441	2,391
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]	10,662	9,192
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	9,975	10,168
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[7]	8,545	8,390
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/ 2034)[7]	1,749	1,675
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,160	2,197
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]	14,232	12,789
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	9,437	7,964
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]	2,000	2,015
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]	1,680	1,713
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,104
	Intesa Sanpaolo SpA 5.71% 1/15/2026[6]	15,400	15,411
	Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	6,250	6,041
	Intesa Sanpaolo SpA 3.875% 1/12/2028[6]	1,986	1,902

165	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,7]	USD5,100	$5,453
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	705	650
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]	3,272	3,264
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]	323	310
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]	1,400	1,433
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]	20,000	20,077
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]	2,678	2,724
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[7]	8,670	8,699
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[7]	6,340	6,285
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]	11,980	11,662
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]	7,185	7,180
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]	6,480	6,610
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[7]	9,355	9,317
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[7]	6,549	6,426
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	641	532
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	5,313	4,483
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[7]	1,874	1,873
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	2,100	2,149
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[7]	17,099	16,925
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	2,415	2,313
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,7]	1,375	1,399
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]	2,675	2,668
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[7]	1,625	1,649
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[7]	200	202
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	1,979	1,972
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]	6,528	7,000
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[7]	6,357	6,519
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,232
	Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	243
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,975
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[6,7,9]	1,405	1,536
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,462
	MetLife, Inc. 5.375% 7/15/2033	1,279	1,293
	Metropolitan Life Global Funding I 5.40% 9/12/2028[6]	840	854
	Metropolitan Life Global Funding I 4.85% 1/8/2029[6]	2,050	2,050
	Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	619	612
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[7]	6,200	5,899
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[7]	2,225	2,106
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]	1,430	1,451
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]	763	758
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[7]	1,367	1,302
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[7]	1,701	1,741
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]	2,020	2,041
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]	13,336	12,678

American Funds Insurance Series	166

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	USD21,869	$21,937
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]	2,985	2,990
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	21,784	22,182
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	3,031	2,474
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	11,313	11,239
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	19,472	19,852
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[7]	3,069	3,020
	Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,835
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[7]	1,704	1,668
	MSCI, Inc. 3.25% 8/15/2033[6]	695	588
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]	3,555	3,591
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]	2,170	2,197
	Navient Corp. 6.75% 6/25/2025	425	426
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]	2,090	2,092
	OneMain Finance Corp. 7.125% 3/15/2026	250	255
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR565	641
	Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[7]	165	177
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	1,345	1,557
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	USD4,594	4,675
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	12,265	13,393
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	635	643
	Royal Bank of Canada 4.90% 1/12/2028	360	360
	Royal Bank of Canada 4.95% 2/1/2029	1,360	1,363
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,531
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]	5,100	5,242
	Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[7]	3,706	3,664
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[6,7]	546	547
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]	1,640	1,531
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]	2,579	2,564
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,454
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,046
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,073
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	384
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]	1,400	1,427
	Swedbank AB 6.136% 9/12/2026[6]	2,100	2,146
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[7]	4,608	4,654
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[7]	1,370	1,393
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[7]	2,605	2,592
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]	2,396	2,563
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]	1,741	1,757
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[7]	4,707	4,654
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,586	1,615
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	2,440	2,460
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]	2,115	2,094
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]	7,300	7,362
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	2,839	2,719
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	1,712	1,746
	UBS AG 7.50% 2/15/2028	2,445	2,619
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,7]	7,609	7,520
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,7]	11,200	10,767
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,7]	6,623	6,269

167	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,7]	USD17,490	$17,608
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,7]	14,459	14,693
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	9,636	9,109
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	1,392	1,149
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,7]	20,425	17,774
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,7]	4,038	3,373
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,7]	5,000	6,041
	UniCredit SpA 4.625% 4/12/2027[6]	1,395	1,377
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	442
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]	3,524	3,514
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	6,615	6,418
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	11,151	11,336
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	1,003	945
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	8,357	8,329
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]	2,545	2,585
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]	10,406	10,295
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]	188	188
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	4,062	4,319
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[7]	2,967	2,888
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	5,719	4,780
	Willis North America, Inc. 4.65% 6/15/2027	930	928
			1,111,051

Health care 4.16%
	AbbVie, Inc. 5.05% 3/15/2034	18,501	18,286
	AbbVie, Inc. 5.35% 3/15/2044	800	780
	AbbVie, Inc. 5.40% 3/15/2054	15,770	15,194
	AbbVie, Inc. 5.50% 3/15/2064	550	526
	Amgen, Inc. 5.507% 3/2/2026	725	725
	Amgen, Inc. 5.15% 3/2/2028	5,326	5,366
	Amgen, Inc. 4.05% 8/18/2029	7,429	7,155
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,538
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,881
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,888
	Amgen, Inc. 5.25% 3/2/2033	20,793	20,648
	Amgen, Inc. 4.875% 3/1/2053	3,360	2,886
	Amgen, Inc. 4.40% 2/22/2062	196	152
	Astrazeneca Finance, LLC 5.00% 2/26/2034	6,925	6,852
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,259
	Becton, Dickinson and Co. 4.874% 2/8/2029	5,000	4,988
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,639
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,017
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	22,667
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	422
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,224
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,601
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,845
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,465
	Centene Corp. 4.25% 12/15/2027	14,860	14,406
	Centene Corp. 2.45% 7/15/2028	12,410	11,178
	Centene Corp. 4.625% 12/15/2029	14,945	14,146
	Centene Corp. 3.375% 2/15/2030	15,718	14,010
	Centene Corp. 2.50% 3/1/2031	9,750	8,071
	Centene Corp. 2.625% 8/1/2031	4,400	3,626
	Cigna Group (The) 5.125% 5/15/2031	2,095	2,086
	Cigna Group (The) 5.25% 2/15/2034	3,745	3,675

American Funds Insurance Series	168

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	CVS Health Corp. 5.125% 2/21/2030	USD1,720	$1,684
	CVS Health Corp. 5.25% 1/30/2031	960	938
	CVS Health Corp. 5.55% 6/1/2031	3,707	3,681
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,035
	CVS Health Corp. 5.70% 6/1/2034	7,706	7,578
	CVS Health Corp. 5.625% 2/21/2053	40	36
	CVS Health Corp. 5.875% 6/1/2053	4,897	4,496
	CVS Health Corp. 6.05% 6/1/2054	1,995	1,873
	CVS Health Corp. 6.00% 6/1/2063	1,344	1,227
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,533
	Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,285
	Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,403
	Elevance Health, Inc. 4.55% 5/15/2052	271	219
	Elevance Health, Inc. 5.125% 2/15/2053	784	698
	Elevance Health, Inc. 5.70% 2/15/2055	995	960
	Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,354
	HCA, Inc. 5.20% 6/1/2028	4,165	4,177
	HCA, Inc. 2.375% 7/15/2031	2,233	1,854
	HCA, Inc. 3.625% 3/15/2032	2,400	2,116
	HCA, Inc. 4.625% 3/15/2052	226	177
	Humana, Inc. 5.375% 4/15/2031	5,530	5,486
	Humana, Inc. 5.75% 4/15/2054	954	885
	Johnson & Johnson 4.80% 6/1/2029	3,970	4,010
	Johnson & Johnson 4.90% 6/1/2031	4,175	4,202
	Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	739
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,422
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,900
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,363
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,720
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,268
	Roche Holdings, Inc. 1.93% 12/13/2028[6]	7,545	6,792
	Roche Holdings, Inc. 4.592% 9/9/2034[6]	765	734
	Roche Holdings, Inc. 2.607% 12/13/2051[6]	645	384
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	299
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,030
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,412
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,870	3,783
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,775	2,994
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	33,611
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,389
	UnitedHealth Group, Inc. 4.80% 1/15/2030	395	393
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	402
	UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,889
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,559
	UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	15,752
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	939
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	771
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	378
	UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,172
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	60
	Viatris, Inc. 4.00% 6/22/2050	1,847	1,259
			464,523

Utilities 3.92%
	AEP Texas, Inc. 3.45% 5/15/2051	1,380	921
	Alabama Power Co. 3.00% 3/15/2052	3,219	2,068
	Alfa Desarrollo SpA 4.55% 9/27/2051[6]	996	735
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	436
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,119
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	847

169	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD660	$645
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	2,400	2,288
	Comision Federal de Electricidad 4.688% 5/15/2029[6]	3,655	3,435
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,484
	Consumers Energy Co. 4.625% 5/15/2033	3,300	3,186
	DTE Energy Co. 5.10% 3/1/2029	7,900	7,922
	DTE Energy Co. 3.00% 3/1/2032	259	228
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	316
	Duke Energy Florida, LLC 5.875% 11/15/2033	370	386
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,040
	Duke Energy Florida, LLC 3.00% 12/15/2051	293	183
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	585
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,615
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,471
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	373
	Edison International 4.95% 4/15/2025	175	175
	Edison International 4.125% 3/15/2028	6,768	6,567
	Edison International 5.25% 11/15/2028	50	50
	Edison International 6.95% 11/15/2029	1,525	1,629
	Electricité de France SA 5.65% 4/22/2029[6]	1,420	1,452
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR2,800	2,750
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	USD1,575	1,780
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,730
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	1,310	1,277
	Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,495
	Eversource Energy 5.00% 1/1/2027	3,415	3,424
	Eversource Energy 5.50% 1/1/2034	2,700	2,681
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,361
	FirstEnergy Corp. 2.65% 3/1/2030	10,149	9,003
	FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,849
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	12,178	11,868
	Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,526
	Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,639
	Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,387
	Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,851
	Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,197
	Georgia Power Co. 4.65% 5/16/2028	1,050	1,046
	Georgia Power Co. 4.95% 5/17/2033	1,845	1,808
	Georgia Power Co. 5.25% 3/15/2034	3,200	3,177
	Georgia Power Co. 3.70% 1/30/2050	190	140
	Jersey Central Power & Light Co. 2.75% 3/1/2032[6]	525	447
	Monongahela Power Co. 3.55% 5/15/2027[6]	1,700	1,650
	NiSource, Inc. 5.40% 6/30/2033	650	651
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,075
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,614
	Pacific Gas and Electric Co. 3.30% 3/15/2027	2,393	2,311
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	933
	Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,643
	Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,383
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,177
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,791
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,332
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,480
	Pacific Gas and Electric Co. 6.15% 1/15/2033	518	539
	Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	13,005
	Pacific Gas and Electric Co. 5.80% 5/15/2034	6,047	6,187
	Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,745
	Pacific Gas and Electric Co. 4.95% 7/1/2050	5,524	4,803

American Funds Insurance Series	170

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 3.50% 8/1/2050	USD15,807	$10,842
	Pacific Gas and Electric Co. 5.90% 10/1/2054	2,250	2,222
	PacifiCorp 5.30% 2/15/2031	1,915	1,933
	PacifiCorp 5.45% 2/15/2034	8,920	8,868
	PacifiCorp 3.30% 3/15/2051	325	211
	PacifiCorp 2.90% 6/15/2052	586	349
	PacifiCorp 5.35% 12/1/2053	3,678	3,385
	PacifiCorp 5.50% 5/15/2054	8,738	8,176
	PacifiCorp 5.80% 1/15/2055	7,735	7,525
	PECO Energy Co. 5.25% 9/15/2054	1,775	1,681
	Public Service Company of Colorado 5.35% 5/15/2034	2,323	2,327
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,471
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,638
	Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,203
	Puget Energy, Inc. 3.65% 5/15/2025	300	298
	Southern California Edison Co. 4.90% 6/1/2026	1,177	1,180
	Southern California Edison Co. 5.30% 3/1/2028	4,000	4,049
	Southern California Edison Co. 4.20% 3/1/2029	8,211	7,968
	Southern California Edison Co. 2.85% 8/1/2029	7,752	7,080
	Southern California Edison Co. 2.50% 6/1/2031	5,044	4,326
	Southern California Edison Co. 5.45% 6/1/2031	3,350	3,406
	Southern California Edison Co. 5.20% 6/1/2034	5,196	5,145
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,655
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,438
	Southern California Edison Co. 5.625% 2/1/2036	7,051	7,057
	Southern California Edison Co. 3.60% 2/1/2045	2,417	1,788
	Southern California Edison Co. 2.95% 2/1/2051	151	95
	Southern California Edison Co. 3.65% 6/1/2051	354	252
	Southern California Edison Co. 3.45% 2/1/2052	515	349
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,418
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,316
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,151
	WEC Energy Group, Inc. 5.60% 9/12/2026	167	169
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	428
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	773
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	233
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,610
	Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,619
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,381
	Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,216
			438,142

Consumer discretionary 3.06%
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	335	317
	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,517
	Amazon.com, Inc. 3.45% 4/13/2029	600	576
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,670
	Amazon.com, Inc. 4.10% 4/13/2062	470	368
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	255	240
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	758
	BMW US Capital, LLC 3.45% 4/1/2027[6]	1,075	1,046
	BMW US Capital, LLC 3.70% 4/1/2032[6]	1,350	1,226
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]	794	796
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	3,567	3,471
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[6]	1,320	1,328
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	832	843
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	3,230	2,937
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	8,174	6,878
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	691	693
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	246	245

171	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Co. 3.25% 2/12/2032	USD620	$516
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,869
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	870
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	773
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	192
	Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,685
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,368
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,175
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,561
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	481
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,192
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,824
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,907
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,098
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	790
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	954
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,746
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,607
	Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,302
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,302
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,069
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,954
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,052
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	718
	General Motors Co. 6.125% 10/1/2025	13,888	14,000
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,338
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,401
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,264
	General Motors Financial Co., Inc. 4.90% 10/6/2029	4,835	4,765
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	528	563
	Home Depot, Inc. 2.95% 6/15/2029	1,966	1,824
	Home Depot, Inc. 4.75% 6/25/2029	1,849	1,854
	Home Depot, Inc. 4.85% 6/25/2031	2,559	2,559
	Home Depot, Inc. 4.95% 6/25/2034	4,749	4,688
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,638
	Home Depot, Inc. 5.30% 6/25/2054	2,234	2,142
	Hyundai Capital America 2.65% 2/10/2025[6]	11,383	11,355
	Hyundai Capital America 1.80% 10/15/2025[6]	13,274	12,947
	Hyundai Capital America 6.25% 11/3/2025[6]	825	833
	Hyundai Capital America 1.30% 1/8/2026[6]	6,000	5,791
	Hyundai Capital America 5.50% 3/30/2026[6]	705	710
	Hyundai Capital America 1.50% 6/15/2026[6]	7,475	7,121
	Hyundai Capital America 1.65% 9/17/2026[6]	7,275	6,889
	Hyundai Capital America 3.00% 2/10/2027[6]	9,000	8,650
	Hyundai Capital America 5.275% 6/24/2027[6]	1,650	1,664
	Hyundai Capital America 2.375% 10/15/2027[6]	7,543	7,040
	Hyundai Capital America 5.60% 3/30/2028[6]	1,385	1,403
	Hyundai Capital America 5.30% 6/24/2029[6]	1,523	1,528
	Hyundai Capital America 5.40% 6/24/2031[6]	3,365	3,366
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]	3,695	3,547
	Marriott International, Inc. 5.75% 5/1/2025	190	190
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,507
	Marriott International, Inc. 4.90% 4/15/2029	653	652
	Marriott International, Inc. 5.35% 3/15/2035	1,365	1,346
	McDonald’s Corp. 5.00% 5/17/2029	2,184	2,200
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,171
	McDonald’s Corp. 3.60% 7/1/2030	1,014	951
	McDonald’s Corp. 5.20% 5/17/2034	2,786	2,816
	McDonald’s Corp. 4.45% 3/1/2047	3,535	2,970
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,120
	McDonald’s Corp. 5.15% 9/9/2052	509	466

American Funds Insurance Series	172

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Nissan Motor Co., Ltd. 4.81% 9/17/2030[6]	USD267	$251
	Sands China, Ltd. 2.30% 3/8/2027	2,368	2,208
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	825	837
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	4,342	3,566
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,593
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,600
	Toyota Motor Credit Corp. 5.55% 11/20/2030	690	711
	Travel + Leisure Co. 6.625% 7/31/2026[6]	675	683
	Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[6]	1,635	1,596
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]	5,190	5,375
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[6]	410	393
			341,996

Energy 2.08%
	Antero Resources Corp. 5.375% 3/1/2030[6]	280	271
	Apache Corp. 4.625% 11/15/2025	645	642
	Apache Corp. 4.25% 1/15/2030	2,465	2,319
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,083
	BP Capital Markets America, Inc. 4.893% 9/11/2033	1,203	1,164
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	743
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,764
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,429
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,476
	Cenovus Energy, Inc. 5.25% 6/15/2037	289	272
	Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
	Chevron Corp. 2.954% 5/16/2026	3,365	3,301
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	1,400	1,461
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]	268	276
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,645	1,661
	Diamondback Energy, Inc. 5.15% 1/30/2030	415	416
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,195	1,176
	Diamondback Energy, Inc. 5.75% 4/18/2054	902	847
	Ecopetrol SA 8.875% 1/13/2033	15,325	15,628
	Energy Transfer, LP 5.25% 7/1/2029	979	984
	Energy Transfer, LP 6.40% 12/1/2030	479	506
	Eni SpA 5.50% 5/15/2034[6]	359	355
	Eni SpA 5.95% 5/15/2054[6]	222	213
	Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,418
	Equinor ASA 3.625% 9/10/2028	4,928	4,772
	Equinor ASA 3.125% 4/6/2030	20,000	18,434
	Equinor ASA 3.25% 11/18/2049	5,687	3,890
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,555
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]	11,320	11,187
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	4,965
	Occidental Petroleum Corp. 6.125% 1/1/2031	759	777
	Occidental Petroleum Corp. 6.45% 9/15/2036	3,330	3,411
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[6]	6	6
	Oleoducto Central SA 4.00% 7/14/2027[6]	1,715	1,623
	Oleoducto Central SA 4.00% 7/14/2027	350	331
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,988
	Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,118
	Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,522
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,047
	Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,015
	Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,237
	Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,222
	Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,207
	Petroleos Mexicanos 5.95% 1/28/2031	4,681	3,957
	Petroleos Mexicanos 6.70% 2/16/2032	15,755	13,718
	Saudi Arabian Oil Co. 5.75% 7/17/2054[6]	6,770	6,343

173	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Shell Finance US, Inc. 2.75% 4/6/2030	USD377	$340
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[6]	809	807
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[6]	611	592
	Southwestern Energy Co. 5.70% 1/23/2025	495	495
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	844
	TotalEnergies Capital SA 5.275% 9/10/2054	1,395	1,291
			232,112

Industrials 1.80%
	ADT Security Corp. 4.125% 8/1/2029[6]	510	469
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,6,8,10]	8,700	8,635
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[6]	730	547
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	565	410
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,960
	Air Lease Corp. 2.20% 1/15/2027	4,341	4,122
	Air Lease Corp. 5.20% 7/15/2031	3,650	3,609
	BAE Systems PLC 5.00% 3/26/2027[6]	1,200	1,206
	BAE Systems PLC 5.125% 3/26/2029[6]	3,482	3,491
	BAE Systems PLC 5.25% 3/26/2031[6]	2,156	2,163
	BAE Systems PLC 5.30% 3/26/2034[6]	570	569
	Boeing Co. (The) 2.75% 2/1/2026	11,211	10,943
	Boeing Co. (The) 2.196% 2/4/2026	9,781	9,491
	Boeing Co. (The) 2.70% 2/1/2027	6,473	6,175
	Boeing Co. (The) 5.04% 5/1/2027	13,539	13,579
	Boeing Co. (The) 6.259% 5/1/2027	4,214	4,315
	Boeing Co. (The) 3.25% 2/1/2028	11,810	11,125
	Boeing Co. (The) 3.25% 3/1/2028	1,925	1,811
	Boeing Co. (The) 6.298% 5/1/2029	1,507	1,563
	Boeing Co. (The) 5.15% 5/1/2030	25,342	25,006
	Boeing Co. (The) 3.625% 2/1/2031	751	682
	Boeing Co. (The) 6.388% 5/1/2031	5,632	5,891
	Boeing Co. (The) 6.528% 5/1/2034	1,381	1,447
	Canadian National Railway Co. 5.85% 11/1/2033	465	489
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,010
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,487
	Carrier Global Corp. 2.722% 2/15/2030	292	261
	Carrier Global Corp. 2.70% 2/15/2031	292	254
	Carrier Global Corp. 5.90% 3/15/2034	1,114	1,154
	Carrier Global Corp. 3.577% 4/5/2050	47	34
	Carrier Global Corp. 6.20% 3/15/2054	409	433
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	1,260	1,253
	CSX Corp. 4.10% 11/15/2032	1,886	1,766
	CSX Corp. 5.20% 11/15/2033	1,333	1,336
	CSX Corp. 4.50% 11/15/2052	4,470	3,777
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	978	932
	General Dynamics Corp. 3.75% 5/15/2028	479	465
	General Dynamics Corp. 3.625% 4/1/2030	387	366
	Honeywell International, Inc. 4.875% 9/1/2029	270	272
	Honeywell International, Inc. 4.95% 9/1/2031	270	270
	Honeywell International, Inc. 4.75% 2/1/2032	900	886
	Honeywell International, Inc. 5.00% 3/1/2035	400	392
	Honeywell International, Inc. 5.25% 3/1/2054	400	375
	Honeywell International, Inc. 5.35% 3/1/2064	400	376
	L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,125
	Lockheed Martin Corp. 4.80% 8/15/2034	886	860
	Lockheed Martin Corp. 5.20% 2/15/2064	600	557
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	2,690	2,619
	Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,754
	Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,389

American Funds Insurance Series	174

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Northrop Grumman Corp. 4.70% 3/15/2033	USD2,909	$2,821
	Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,005
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,325
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	RTX Corp. 5.75% 11/8/2026	550	560
	RTX Corp. 3.125% 5/4/2027	4,551	4,394
	RTX Corp. 4.125% 11/16/2028	4,974	4,844
	RTX Corp. 5.75% 1/15/2029	410	423
	RTX Corp. 6.00% 3/15/2031	550	577
	RTX Corp. 2.375% 3/15/2032	451	375
	RTX Corp. 6.10% 3/15/2034	401	422
	RTX Corp. 2.82% 9/1/2051	665	403
	RTX Corp. 3.03% 3/15/2052	1,190	753
	RTX Corp. 6.40% 3/15/2054	1,006	1,095
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	2,550	2,154
	Triton Container International, Ltd. 3.15% 6/15/2031[6]	2,482	2,112
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,111
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,956
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,985
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,550
	Union Pacific Corp. 2.95% 3/10/2052	1,405	888
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,492
	Veralto Corp. 5.50% 9/18/2026	350	354
	Veralto Corp. 5.35% 9/18/2028	2,450	2,482
	Veralto Corp. 5.45% 9/18/2033	1,680	1,687
	Waste Management, Inc. 1.50% 3/15/2031	419	341
	Waste Management, Inc. 4.15% 4/15/2032	688	650
	Waste Management, Inc. 4.875% 2/15/2034	2,830	2,778
			200,653

Communication services 1.40%
	AT&T, Inc. 1.70% 3/25/2026	17,807	17,176
	AT&T, Inc. 1.65% 2/1/2028	4,700	4,275
	AT&T, Inc. 4.30% 2/15/2030	15,940	15,443
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,273
	AT&T, Inc. 5.40% 2/15/2034	629	632
	CCO Holdings, LLC 5.125% 5/1/2027[6]	4,800	4,721
	CCO Holdings, LLC 4.75% 2/1/2032[6]	1,265	1,112
	CCO Holdings, LLC 4.25% 1/15/2034[6]	3,875	3,148
	Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,387
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,110
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	976
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,280
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	676
	Comcast Corp. 3.15% 2/15/2028	7,200	6,862
	Comcast Corp. 4.55% 1/15/2029	1,610	1,594
	Comcast Corp. 4.80% 5/15/2033	1,841	1,789
	Comcast Corp. 2.887% 11/1/2051	18	11
	Comcast Corp. 5.65% 6/1/2054	3,313	3,205
	Comcast Corp. 5.50% 5/15/2064	250	233
	Netflix, Inc. 5.375% 11/15/2029[6]	423	431
	Netflix, Inc. 4.90% 8/15/2034	645	632
	Netflix, Inc. 5.40% 8/15/2054	127	124
	News Corp. 5.125% 2/15/2032[6]	1,300	1,228
	SBA Tower Trust 1.631% 11/15/2026[6]	6,741	6,322
	Sirius XM Radio, LLC 4.00% 7/15/2028[6]	675	623
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,261
	T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,307
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,886
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	706

175	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 4.80% 7/15/2028	USD175	$174
	T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,710
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,237
	T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	12,928
	T-Mobile USA, Inc. 5.05% 7/15/2033	832	815
	T-Mobile USA, Inc. 5.75% 1/15/2034	730	749
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,499
	T-Mobile USA, Inc. 6.00% 6/15/2054	920	933
	T-Mobile USA, Inc. 5.50% 1/15/2055	406	383
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,539
	Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,348
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,302
	Verizon Communications, Inc. 4.78% 2/15/2035[6]	1,552	1,478
	Verizon Communications, Inc. 3.55% 3/22/2051	625	442
	Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,960
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,369
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	3,046
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,085
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	99
	ZipRecruiter, Inc. 5.00% 1/15/2030[6]	490	442
			155,961

Consumer staples 1.07%
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,565
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,637
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,644
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,973
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,162
	BAT Capital Corp. 6.343% 8/2/2030	2,210	2,325
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,576
	BAT Capital Corp. 6.421% 8/2/2033	4,665	4,933
	BAT Capital Corp. 7.079% 8/2/2043	1,323	1,434
	BAT Capital Corp. 5.65% 3/16/2052	120	110
	BAT International Finance PLC 3.95% 6/15/2025[6]	16,879	16,808
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,918
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,879
	Campbell’s Co. (The) 5.20% 3/21/2029	726	733
	Campbell’s Co. (The) 5.40% 3/21/2034	534	532
	Coca-Cola Co. 4.65% 8/14/2034	1,460	1,421
	Coca-Cola Co. 5.20% 1/14/2055	869	826
	Coca-Cola Co. 5.40% 5/13/2064	970	935
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,292
	Constellation Brands, Inc. 4.35% 5/9/2027	890	882
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,238
	Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,904
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,712
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,333
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,758
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	562
	JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,851
	JBS USA Holding Lux SARL 3.00% 2/2/2029	523	477
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,516
	Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,843
	Philip Morris International, Inc. 5.125% 2/15/2030	982	987
	Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,676
	Philip Morris International, Inc. 4.75% 11/1/2031	830	812
	Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,648

American Funds Insurance Series	176

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Reynolds American, Inc. 4.45% 6/12/2025	USD14,570	$14,533
	Walmart, Inc. 4.10% 4/15/2033	1,206	1,149
	Walmart, Inc. 4.50% 4/15/2053	1,416	1,233
			119,817

Real estate 0.86%
	American Tower Corp. 3.65% 3/15/2027	1,375	1,343
	Boston Properties, LP 2.90% 3/15/2030	4,630	4,098
	Boston Properties, LP 3.25% 1/30/2031	463	407
	Boston Properties, LP 2.55% 4/1/2032	1,674	1,356
	Boston Properties, LP 2.45% 10/1/2033	1,335	1,030
	Boston Properties, LP 6.50% 1/15/2034	10,849	11,375
	Boston Properties, LP 5.75% 1/15/2035	11,874	11,649
	COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,003
	COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,324
	COPT Defense Properties, LP 2.90% 12/1/2033	564	453
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	395	341
	Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,872
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,425
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,668
	Equinix, Inc. 3.20% 11/18/2029	887	816
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,064
	FibraSOMA 4.375% 7/22/2031[6]	1,475	1,239
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,755	1,707
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	2,755	2,548
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	3,135	2,825
	Iron Mountain, Inc. 5.25% 3/15/2028[6]	3,020	2,956
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	675	645
	Iron Mountain, Inc. 6.25% 1/15/2033[6]	4,395	4,380
	Kilroy Realty, LP 6.25% 1/15/2036	552	548
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]	4,683	4,819
	Prologis, LP 4.875% 6/15/2028	1,040	1,043
	Prologis, LP 4.75% 6/15/2033	1,409	1,365
	Prologis, LP 5.125% 1/15/2034	6,175	6,088
	Prologis, LP 5.00% 3/15/2034	360	352
	Prologis, LP 5.25% 6/15/2053	117	109
	Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,495
	Scentre Group Trust 1 3.50% 2/12/2025[6]	4,015	4,006
	Service Properties Trust 3.95% 1/15/2028	1,710	1,434
	Service Properties Trust 8.625% 11/15/2031[6]	3,040	3,177
	VICI Properties, LP 4.375% 5/15/2025	670	669
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,791
			96,420

Information technology 0.40%
	Analog Devices, Inc. 2.10% 10/1/2031	270	226
	Analog Devices, Inc. 5.05% 4/1/2034	717	717
	Analog Devices, Inc. 2.80% 10/1/2041	521	369
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,874
	Broadcom, Inc. 5.05% 7/12/2027	2,545	2,570
	Broadcom, Inc. 4.00% 4/15/2029[6]	609	586
	Broadcom, Inc. 5.05% 7/12/2029	2,177	2,186
	Broadcom, Inc. 5.15% 11/15/2031	5,186	5,221
	Broadcom, Inc. 4.15% 4/15/2032[6]	630	591
	Broadcom, Inc. 3.469% 4/15/2034[6]	11,652	10,104
	Broadcom, Inc. 4.80% 10/15/2034	1,063	1,026
	Broadcom, Inc. 3.137% 11/15/2035[6]	847	692
	Broadcom, Inc. 4.926% 5/15/2037[6]	2,879	2,740
	Cisco Systems, Inc. 4.95% 2/26/2031	991	995
	Cisco Systems, Inc. 5.05% 2/26/2034	843	840

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Cisco Systems, Inc. 5.30% 2/26/2054	USD784	$763
	Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,343
	Oracle Corp. 1.65% 3/25/2026	4,867	4,694
	ServiceNow, Inc. 1.40% 9/1/2030	726	604
			45,141

Materials 0.29%
	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,079
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	139
	Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	700	648
	Celanese US Holdings, LLC 6.165% 7/15/2027	9,900	10,051
	Celanese US Holdings, LLC 6.60% 11/15/2028	3,575	3,664
	Celanese US Holdings, LLC 6.33% 7/15/2029	4,362	4,454
	Celanese US Holdings, LLC 6.80% 11/15/2030	4,530	4,691
	Celanese US Holdings, LLC 6.379% 7/15/2032	800	813
	Celanese US Holdings, LLC 6.95% 11/15/2033	1,031	1,071
	Dow Chemical Co. (The) 5.15% 2/15/2034	659	645
	Dow Chemical Co. (The) 5.55% 11/30/2048	142	133
	Dow Chemical Co. (The) 6.90% 5/15/2053	62	68
	Dow Chemical Co. (The) 5.60% 2/15/2054	504	477
	Methanex Corp. 5.125% 10/15/2027	510	499
	NOVA Chemicals Corp. 8.50% 11/15/2028[6]	205	217
	NOVA Chemicals Corp. 4.25% 5/15/2029[6]	425	385
	OCI NV 6.70% 3/16/2033[6]	950	958
	POSCO 5.75% 1/17/2028[6]	745	758
			31,750
	Total corporate bonds, notes & loans		3,237,566
U.S. Treasury bonds & notes 17.83%
U.S. Treasury 17.04%
	U.S. Treasury 3.875% 3/31/2025	81,282	81,203
	U.S. Treasury 4.625% 6/30/2025	67,785	67,956
	U.S. Treasury 3.00% 7/15/2025	97,643	97,025
	U.S. Treasury 5.00% 9/30/2025	1,090	1,096
	U.S. Treasury 5.00% 10/31/2025	27,980	28,150
	U.S. Treasury 2.25% 11/15/2025	6,785	6,670
	U.S. Treasury 4.00% 12/15/2025	42,800	42,730
	U.S. Treasury 4.25% 12/31/2025	4,994	4,996
	U.S. Treasury 3.625% 5/15/2026	1,926	1,911
	U.S. Treasury 4.625% 6/30/2026	198	199
	U.S. Treasury 4.375% 7/31/2026	271	272
	U.S. Treasury 0.75% 8/31/2026	8,871	8,380
	U.S. Treasury 4.625% 11/15/2026	3,589	3,614
	U.S. Treasury 4.25% 11/30/2026	47,452	47,452
	U.S. Treasury 4.00% 1/15/2027	3,741	3,724
	U.S. Treasury 1.875% 2/28/2027	4,000	3,807
	U.S. Treasury 2.625% 5/31/2027	43,530	41,922
	U.S. Treasury 2.25% 11/15/2027	105,830	100,107
	U.S. Treasury 6.125% 11/15/2027	24,000	25,212
	U.S. Treasury 4.00% 12/15/2027	84,688	84,050
	U.S. Treasury 1.125% 2/29/2028	9,895	8,980
	U.S. Treasury 4.00% 2/29/2028	4,750	4,709
	U.S. Treasury 3.625% 3/31/2028	13	13
	U.S. Treasury 1.00% 7/31/2028	5,630	5,014
	U.S. Treasury 1.125% 8/31/2028	13,555	12,094
	U.S. Treasury 5.25% 11/15/2028	5,700	5,882
	U.S. Treasury 2.375% 5/15/2029	4,070	3,752
	U.S. Treasury 4.00% 7/31/2029	334	329
	U.S. Treasury 3.875% 12/31/2029	44,049	43,052
	U.S. Treasury 4.375% 12/31/2029	245,774	245,707

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.00% 2/28/2030	USD38,255	$37,569
	U.S. Treasury 3.75% 5/31/2030	13,300	12,878
	U.S. Treasury 4.125% 8/31/2030	11,215	11,046
	U.S. Treasury 4.875% 10/31/2030	92,133	94,219
	U.S. Treasury 1.625% 5/15/2031	1,630	1,376
	U.S. Treasury 4.125% 11/30/2031	985	964
	U.S. Treasury 4.50% 12/31/2031	43,334	43,499
	U.S. Treasury 4.125% 11/15/2032	114	111
	U.S. Treasury 4.375% 5/15/2034	100	99
	U.S. Treasury 3.875% 8/15/2034	6,145	5,815
	U.S. Treasury 4.25% 11/15/2034	49,913	48,646
	U.S. Treasury 4.25% 5/15/2039[4]	125,497	119,261
	U.S. Treasury 1.375% 11/15/2040	24,540	15,215
	U.S. Treasury 1.875% 2/15/2041	24,272	16,281
	U.S. Treasury 4.75% 2/15/2041	75,066	74,814
	U.S. Treasury 2.00% 11/15/2041	57	38
	U.S. Treasury 2.375% 2/15/2042	2,701	1,925
	U.S. Treasury 3.25% 5/15/2042	10,848	8,834
	U.S. Treasury 4.125% 8/15/2044	67,693	61,325
	U.S. Treasury 3.00% 2/15/2049[4]	124,633	90,828
	U.S. Treasury 2.875% 5/15/2049	19,228	13,653
	U.S. Treasury 2.875% 5/15/2052	990	694
	U.S. Treasury 4.00% 11/15/2052	7,328	6,393
	U.S. Treasury 4.125% 8/15/2053	213	190
	U.S. Treasury 4.25% 8/15/2054[4]	280,680	256,844
			1,902,525

U.S. Treasury inflation-protected securities 0.79%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	3,003	2,999
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,407	5,377
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,949	5,784
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	50,945	49,172
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[4,11]	4,159	3,978
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[11]	11,291	10,948
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	— [3]	— [3]
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	5,973	4,789
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]	5,789	5,364
			88,411
	Total U.S. Treasury bonds & notes		1,990,936
Asset-backed obligations 6.07%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,6]	95	96
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,6]	29	29
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,6]	9,848	9,799
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,6]	325	326
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	11,785	11,875
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	3,485	3,512
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	1,291	1,296
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,6]	6,035	6,045
	Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	510
	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,6]	4,033	4,066
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,6]	2,654	2,630
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,6]	396	394
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	187	187
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	103	103
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,087
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,522

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,6]	USD13,550	$13,458
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,6]	7,689	7,613
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,6]	2,427	2,370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,6]	623	612
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,6]	1,279	1,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,6]	3,445	3,287
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,6]	531	506
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,6]	193	184
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,6]	6,724	6,860
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,6]	5,059	5,213
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,6]	4,665	4,739
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,6]	6,298	6,355
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	12	12
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	269	261
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,6]	3,234	2,956
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	372	338
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,6]	1,509	1,513
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	215
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	773	778
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,560
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,425
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,6]	7,056	6,982
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,6]	14,792	14,898
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	81	81
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	208
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	204
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,6]	90	90
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]	469	475
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	84	81
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]	172	176
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	14,188	12,645
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,6]	5,529	4,876
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,6]	613	534
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	306	290
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	18,497	18,077
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	1,912	1,719
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]	3,362	3,261
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,6]	364	316
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	5,994	5,686
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,6]	1,898	1,771
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,6]	14,984	14,992
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,6]	6,572	6,547
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,6]	840	852

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]	USD1,635	$1,658
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]	799	816
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,6]	8,047	8,022
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,6]	1,690	1,550
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,6]	3,479	3,201
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,6]	317	286
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,6]	80	80
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,6]	83	83
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,6]	559	561
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,6]	261	262
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	1,237	1,247
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]	1,734	1,737
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,6]	2,437	2,433
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	2,390	2,393
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	2,192	2,173
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,6]	261	258
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,6]	535	529
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,6]	49	49
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	819	833
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	846	873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	299	273
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,6]	3,367	3,393
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,6]	9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,6]	897	892
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,6]	537	536
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,6]	12,938	13,035
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,6]	8,753	8,776
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]	1,195	1,198
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	1,882	1,837
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	184	184
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[1]	5,028	5,095
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	418	423
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	758	778
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	462	471
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,6]	1,014	1,100
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	16,638	16,222
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,6]	1,370	1,304
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,6]	1,726	1,692
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]	561	565
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	454	461
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	307	303
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	71	71
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	772
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	603
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,6]	30,070	30,053
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,6]	1,619	1,614
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,6]	4,218	4,239
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,6]	5,833	5,865
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,6]	1,506	1,391
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	1,146	1,032
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	127	114
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,6]	2,030	1,917
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,6]	7,304	6,670
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,6]	2,043	1,879
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,6]	1,721	1,567
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,6]	81	81
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,6]	4,751	4,786
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]	2,385	2,393

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	USD1,175	$1,184
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	561	570
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	507	517
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,6]	2,831	2,820
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,6]	2,016	2,039
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	811
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	102
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	488
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,6]	4,815	4,876
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,6]	2,703	2,790
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,6]	3,984	4,134
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,6]	1,600	1,619
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,6]	948	967
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	330	333
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	1,174	1,082
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	17,770	16,693
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	1,264	1,191
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	859	809
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,6]	3,007	3,029
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	325	326
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,6]	9,361	9,094
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	162
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	162
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]	117	117
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,6]	26	26
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,6]	247	248
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]	706	708
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	496	497
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,6]	438	442
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,6]	1,622	1,635
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,6]	861	866
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	615	619
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	848	862
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,361	1,370
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,6]	3,223	3,288
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	714	731
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	623	637
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	483	500
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,070
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,6]	972	983
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	7,752	7,831
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,6]	3,155	3,174
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]	1,800	1,606
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,6]	1,043	919
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,6]	657	581
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	3,710	3,415
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[1,6]	190	175
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	3,267	3,024
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,6]	7,475	6,927
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,2,6]	2,444	2,434

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	USD50,765	$46,854
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[1,2,6]	177	177
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	608
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,6]	6,905	6,923
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,6]	2,314	2,269
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,6]	482	475
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,6]	3,173	3,167
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,6]	4,464	4,507
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	1,721	1,718
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.748% 8/16/2027[1,2,6]	1,393	1,399
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,6]	1,710	1,735
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,6]	4,558	4,598
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,6]	909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,6]	6,152	6,043
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,6]	2,261	2,276
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,6]	5,088	5,171
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.702% 7/25/2051[1,2,6]	213	213
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	363	363
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	720	713
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	5,177	5,193
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	1,224	1,208
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	706
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]	856	856
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	710
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[1,6]	2,413	2,416
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]	6,276	6,312
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,6]	3,047	3,073
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,6]	444	445
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]	624	630
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]	361	367
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,6]	2,276	2,071
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,6]	420	380
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,6]	726	736
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[1,2,6]	801	811
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	2,037	1,863
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	2,119	2,028
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	233	224
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	605	580
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,6]	687	658
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	1,227	1,176
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,6]	2,154	2,004
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,6]	881	840
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,6]	1,669	1,546
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,6]	5,029	4,555
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,6]	281	254
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,6]	4,240	3,876
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,6]	3,506	3,245
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,6]	105	93
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	8,228	7,491
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,6]	2,852	2,542
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	277	247
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,216
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	8,029

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,6]	USD5,380	$5,400
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,6]	1,054	1,044
	Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,6]	1,579	1,583
	Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,6]	3,420	3,444
	Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,6]	3,052	3,089
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]	1,175	1,187
	Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	2,219	2,254
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	1,236	1,269
	Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]	12,506	12,529
	Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,6]	9,695	9,691
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	292
	World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	234
			677,553
Municipals 1.49%
California 0.02%
	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,398

Illinois 1.33%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,784
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,415
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,419
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	109,392
			149,074

Massachusetts 0.07%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,593

Texas 0.03%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,832

Wisconsin 0.04%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,525	4,298
	Total municipals		166,195
Bonds & notes of governments & government agencies outside the U.S. 0.72%
	Chile (Republic of) 4.00% 1/31/2052	580	434
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,496
	Dominican Republic 5.95% 1/25/2027[6]	8,100	8,067
	Dominican Republic 7.05% 2/3/2031[6]	680	698
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	10,529
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	8,725
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	26,696
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,692
	Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	11,783,000	714
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,583
	Paraguay (Republic of) 5.00% 4/15/2026	USD960	955

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Poland (Republic of) 5.75% 11/16/2032	USD555	$567
Poland (Republic of) 4.875% 10/4/2033	830	798
United Mexican States 6.00% 5/7/2036	14,755	13,922
		80,876
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026[4]	11,910	11,617
Total bonds, notes & other debt instruments (cost: $10,898,723,000)		10,586,423
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[6]	555	14
FORESEA Holding SA, Class B6	61	2
		16

Financials 0.00%
SVB Financial Group, Class C, Trust Units[8,12]	61,200	— [3]
Total common stocks (cost: $9,000)		16
Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.50%[13,14]	7,299,754	730,121
Total short-term securities (cost: $729,827,000)		730,121
Total investment securities 101.34% (cost: $11,628,559,000)		11,316,560
Other assets less liabilities (1.34)%		(149,662)
Net assets 100.00%		$11,166,898
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	29	3/3/2025	USD11,564	$4
30 Day Federal Funds Futures	Long	47	5/1/2025	18,765	(11)
3 Month SOFR Futures	Long	108	3/19/2025	25,828	5
3 Month SOFR Futures	Short	339	6/18/2025	(81,212)	603
3 Month SOFR Futures	Long	1,250	9/17/2025	299,860	1,738
3 Month SOFR Futures	Long	293	3/18/2026	70,360	43
3 Month SOFR Futures	Long	202	6/17/2026	48,513	(501)
3 Month SOFR Futures	Short	190	6/16/2027	(45,612)	— [3]
2 Year U.S. Treasury Note Futures	Long	14,149	4/3/2025	2,909,167	(2,029)
5 Year U.S. Treasury Note Futures	Long	11,908	4/3/2025	1,265,876	(8,242)
10 Year Euro-Bund Futures	Short	16	3/10/2025	(2,211)	59
10 Year Ultra U.S. Treasury Note Futures	Long	3,468	3/31/2025	386,032	(5,688)
10 Year U.S. Treasury Note Futures	Long	3,471	3/31/2025	377,471	(5,135)
20 Year U.S. Treasury Note Futures	Short	3,226	3/31/2025	(367,260)	10,144
30 Year Ultra U.S. Treasury Bond Futures	Long	3,455	3/31/2025	410,821	(21,240)
					$(30,250)

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	46,652	EUR	44,257	Citibank	1/8/2025	$793
USD	7,010	IDR	111,703,701	Citibank	1/10/2025	102
JPY	3,901,364	EUR	24,989	UBS AG	1/10/2025	(1,070)
EUR	1,418	USD	1,500	Morgan Stanley	1/15/2025	(31)
USD	36,046	EUR	34,264	Morgan Stanley	1/23/2025	521
USD	79,564	JPY	12,198,798	UBS AG	1/24/2025	1,807
JPY	7,995,154	CHF	46,390	BNP Paribas	1/27/2025	(295)
						$1,827
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	$184	$—	$184
4.4555%	Annual	SOFR	Annual	12/6/2025	USD95,750	226	—	226
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	(74)	—	(74)
SOFR	Annual	4.017%	Annual	6/24/2029	USD14,500	19	—	19
SOFR	Annual	3.9565%	Annual	7/12/2029	USD14,500	55	—	55
SOFR	Annual	3.8185%	Annual	7/26/2029	USD15,007	143	—	143
SOFR	Annual	3.3825%	Annual	8/29/2029	USD10,159	285	—	285
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	380	—	380
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	309	—	309
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	259	—	259
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	154	—	154
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	148	—	148
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	131	—	131
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	85	—	85
SOFR	Annual	3.70%	Annual	10/29/2029	USD3,855	58	—	58
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	108	—	108
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	46	—	46
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN1,241,250	(893)	—	(893)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	148	—	148
SOFR	Annual	3.8275%	Annual	9/1/2033	USD9,600	164	—	164
SOFR	Annual	3.997%	Annual	9/14/2033	USD9,615	46	—	46
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	566	—	566
SOFR	Annual	3.5685%	Annual	1/9/2034	USD19,970	745	—	745
SOFR	Annual	3.871%	Annual	3/4/2034	USD28,120	425	—	425
SOFR	Annual	3.3865%	Annual	8/29/2034	USD2,786	154	—	154
SOFR	Annual	3.393%	Annual	8/29/2034	USD2,566	140	—	140
SOFR	Annual	3.4105%	Annual	8/29/2034	USD1,823	97	—	97
SOFR	Annual	3.379%	Annual	8/29/2034	USD1,135	63	—	63
8.895%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN72,728	(111)	—	(111)
8.90%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN100,913	(153)	—	(153)
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	991	—	991
SOFR	Annual	3.486%	Annual	1/17/2054	USD1,835	145	—	145
						$5,043	$—	$5,043

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	$(487)	$—	$(487)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(567)	—	(567)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(624)	—	(624)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(636)	—	(636)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(731)	—	(731)
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	(734)	—	(734)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(737)	—	(737)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(744)	—	(744)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(802)	—	(802)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(1,160)	—	(1,160)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(1,465)	—	(1,465)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(1,467)	—	(1,467)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(1,469)	—	(1,469)
							$(11,623)	$—	$(11,623)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD102,935	$(7,944)	$(7,958)	$14
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	77	(2)	(2)	— [3]
					$(7,946)	$(7,960)	$14
Investments in affiliates

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.50%[13]	$2,168,331	$2,724,823	$4,163,541	$248	$260	$730,121	$82,065

187	American Funds Insurance Series

The Bond Fund of America® (continued)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Amount less than one thousand.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $100,808,000, which represented .90% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,752,427,000, which represented 15.69% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $8,635,000, which represented .08% of the net assets of the fund.

[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Interbank Equilibrium Interest Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	188

Capital World Bond Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 95.93%		Principal amount (000)	Value (000)
Euros 18.80%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,642
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[1]	500	578
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[1]	100	110
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	719
	Altria Group, Inc. 3.125% 6/15/2031	800	811
	American Tower Corp. 0.45% 1/15/2027	2,525	2,494
	American Tower Corp. 0.875% 5/21/2029	1,470	1,388
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,000
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,335
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	900	988
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	779
	Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	297
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,298
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,907
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,601
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	902
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	871
	BPCE SA 1.00% 4/1/2025	2,900	2,989
	BPCE SA 4.50% 1/13/2033	1,400	1,524
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,068
	Bulgaria (Republic of) 3.625% 9/5/2032	646	685
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	3,920
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	247
	Coca-Cola Co. 3.375% 8/15/2037	155	161
	Coca-Cola Co. 3.75% 8/15/2053	130	136
	Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,069
	Cote d’Ivoire (Republic of) 6.875% 10/17/2040	1,650	1,484
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	3,821
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	271
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,093
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	272
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,375
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	1,200	1,374
	Equinor ASA 1.375% 5/22/2032	3,650	3,374
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,461
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,070
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[1]	240	270
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	2,030	2,237
	European Investment Bank 0.25% 1/20/2032	4,900	4,331
	European Investment Bank 1.50% 6/15/2032	1,000	961
	European Investment Bank 2.875% 1/12/2033	4,500	4,737
	European Union 0.25% 10/22/2026	610	611
	European Union 2.875% 12/6/2027	1,060	1,116
	European Union 2.875% 10/5/2029	170	179
	European Union 3.125% 12/4/2030	190	203
	European Union 0% 7/4/2031	705	617
	European Union 2.50% 12/4/2031	1,205	1,236

189	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	European Union 0% 7/4/2035	EUR220	$168
	European Union 0.20% 6/4/2036	1,500	1,147
	European Union 3.375% 10/4/2039	1,700	1,795
	European Union 0.70% 7/6/2051	3,000	1,741
	European Union 3.375% 10/5/2054	540	555
	Finland (Republic of) 3.00% 9/15/2033	2,370	2,503
	French Republic O.A.T. 0.75% 2/25/2028	980	964
	French Republic O.A.T. 2.75% 2/25/2029	1,790	1,864
	French Republic O.A.T. 0% 11/25/2030	19,550	17,251
	French Republic O.A.T. 0% 5/25/2032	2,120	1,772
	French Republic O.A.T. 2.00% 11/25/2032	3,170	3,054
	French Republic O.A.T. 3.00% 5/25/2033	1,920	1,979
	French Republic O.A.T. 3.00% 11/25/2034	7,145	7,287
	French Republic O.A.T. 0.50% 5/25/2040	600	405
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,504
	Germany (Federal Republic of) 0% 10/9/2026	2,305	2,305
	Germany (Federal Republic of) 0% 11/15/2027	1,400	1,370
	Germany (Federal Republic of) 0% 2/15/2030	7,050	6,573
	Germany (Federal Republic of) 1.70% 8/15/2032	1,886	1,884
	Germany (Federal Republic of) 2.20% 2/15/2034	1,040	1,066
	Germany (Federal Republic of) 1.00% 5/15/2038	130	111
	Germany (Federal Republic of) 0% 8/15/2050	1,200	656
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,182
	Greece (Hellenic Republic of) 3.875% 6/15/2028	615	669
	Greece (Hellenic Republic of) 1.50% 6/18/2030	690	671
	Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,823
	Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,512
	Greece (Hellenic Republic of) 3.375% 6/15/2034	2,810	2,945
	Grifols, SA 7.50% 5/1/2030	100	109
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,392
	Ireland (Republic of) 2.60% 10/18/2034	4,220	4,368
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,129
	KfW 0.125% 6/30/2025	590	604
	Lithuania (Republic of) 3.50% 7/3/2031	1,060	1,135
	Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,717
	Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[1]	100	106
	Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,603
	Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	1,975
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	599
	Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,691
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,313
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,571
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	185	180
	PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,719
	Philippines (Republic of) 0.25% 4/28/2025	875	896
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[1]	430	472
	Portugal Republic 0.475% 10/18/2030	1,610	1,500
	Portugal Republic 2.875% 10/20/2034	2,560	2,658
	Portugal Republic 3.50% 6/18/2038	3,140	3,404
	Quebec (Province of) 0.25% 5/5/2031	920	813
	Quebec (Province of) 0.50% 1/25/2032	1,155	1,017
	Quebec (Province of) 3.35% 7/23/2039	4,410	4,595
	Republic of Italy 3.10% 8/28/2026	3,425	3,588
	Republic of Italy 1.10% 4/1/2027	2,565	2,582
	Republic of Italy 1.35% 4/1/2030	7	7
	Republic of Italy 4.20% 3/1/2034	9,640	10,620
	Republic of Italy 1.80% 3/1/2041	6,000	4,698

American Funds Insurance Series	190

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Republic of Italy 4.30% 10/1/2054	EUR4,245	$4,504
	Republic Of Italy 1.85% 7/1/2025	17,700	18,287
	Romania 2.125% 3/7/2028	1,440	1,401
	Romania 3.75% 2/7/2034	530	471
	Romania 6.00% 9/24/2044	745	745
	Senegal (Republic of) 5.375% 6/8/2037	2,250	1,653
	Shell International Finance BV 1.50% 4/7/2028	2,000	1,994
	Slovak Republic 3.75% 3/6/2034	640	683
	Spain (Kingdom of) 0% 1/31/2028	900	867
	Spain (Kingdom of) 1.40% 7/30/2028	7,510	7,517
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,876
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,242
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,116
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,847
	Spain (Kingdom of) 3.55% 10/31/2033	6,240	6,756
	Spain (Kingdom of) 3.25% 4/30/2034	2,630	2,775
	Spain (Kingdom of) 3.45% 10/31/2034	740	792
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	734
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	454
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	200
	Stryker Corp. 1.00% 12/3/2031	450	407
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,779
	Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,707
			272,236

Japanese yen 7.98%
	Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	632
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,535
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,890
	Japan, Series 346, 0.10% 3/20/2027	2,181,450	13,722
	Japan, Series 352, 0.10% 9/20/2028	168,250	1,048
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	13,715
	Japan, Series 116, 2.20% 3/20/2030	576,100	3,935
	Japan, Series 362, 0.10% 3/20/2031	737,200	4,493
	Japan, Series 374, 0.80% 3/20/2034	68,200	425
	Japan, Series 376, 0.90% 9/20/2034	2,439,050	15,245
	Japan, Series 152, 1.20% 3/20/2035	727,700	4,658
	Japan, Series 21, 2.30% 12/20/2035	720,000	5,094
	Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,389
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,031
	Japan, Series 182, 1.10% 9/20/2042	619,850	3,550
	Japan, Series 186, 1.50% 9/20/2043	1,715,050	10,361
	Japan, Series 188, 1.60% 3/20/2044	69,000	422
	Japan, Series 53, 0.60% 12/20/2046	781,600	3,755
	Japan, Series 37, 0.60% 6/20/2050	694,500	3,112
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,992
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,187
	Japan, Series 79, 1.20% 6/20/2053	274,400	1,372
	Japan, Series 84, 2.10% 9/20/2054	808,300	4,975
			115,538

British pounds 4.46%
	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,654
	Asian Development Bank 1.125% 6/10/2025	740	912
	KfW 1.125% 7/4/2025	1,165	1,433
	Lloyds Bank PLC 7.625% 4/22/2025	655	828
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,248
	United Kingdom 0.125% 1/30/2026	425	511
	United Kingdom 4.25% 12/7/2027	3,785	4,747
	United Kingdom 1.625% 10/22/2028	3,690	4,213
	United Kingdom 4.125% 7/22/2029	2,015	2,499
	United Kingdom 4.75% 12/7/2030	6,920	8,867

191	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
British pounds (continued)
	United Kingdom 0.25% 7/31/2031	GBP12,845	$12,406
	United Kingdom 1.00% 1/31/2032	7,120	7,103
	United Kingdom 4.25% 6/7/2032	1,310	1,626
	United Kingdom 3.25% 1/31/2033	1,090	1,250
	United Kingdom 0.625% 7/31/2035	210	176
	United Kingdom 0.875% 1/31/2046	4,917	2,854
	United Kingdom 3.75% 10/22/2053	1,870	1,858
	United Kingdom 4.375% 7/31/2054	6,285	6,967
	United Kingdom 2.50% 7/22/2065	3,313	2,362
			64,514

Chinese yuan renminbi 3.19%
	China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	901
	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	171
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	36,940	5,524
	China (People’s Republic of), Series INBK, 2.27% 5/25/2034	125,300	18,045
	China (People’s Republic of), Series INBK, 2.11% 8/25/2034	98,410	13,988
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	20,950	3,887
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	144
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	800
	China (People’s Republic of), Series INBK, 3.19% 4/15/2053	11,190	1,922
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	862
			46,244

Canadian dollars 1.99%
	Canada (Government) 3.50% 3/1/2028	CAD25,228	17,869
	Canada 3.25% 12/1/2033	7,330	5,122
	Canada (Government) 2.75% 12/1/2048	3,500	2,202
	Canada (Government) 1.50% 12/1/2031	5,690	3,568
			28,761

Indonesian rupiah 1.98%
	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,419
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,263
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	5,659
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,731
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	182
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	221,342,000	13,733
	Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	46,660,000	2,826
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,848
			28,661

South Korean won 1.82%
	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,514
	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,105
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,481
	South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,767
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	13,541
			26,408

Brazilian reais 1.74%
	Brazil (Federative Republic of) 0% 4/1/2025	BRL7,442	1,168
	Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	4,587
	Brazil (Federative Republic of) 10.00% 1/1/2031	113,384	14,636
	Brazil (Federative Republic of) 6.00% 8/15/2040[3]	2,063	295
	Brazil (Federative Republic of) 6.00% 8/15/2050[3]	25,970	3,515
	Brazil (Federative Republic of) 6.00% 8/15/2060[3]	7,685	1,022
			25,223

American Funds Insurance Series	192

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Australian dollars 1.62%
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	$1,922
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	2,911
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,609
	New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	7,541
	New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	8,466
			23,449

Mexican pesos 1.01%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,920	661
	América Móvil, SAB de CV 9.50% 1/27/2031	29,290	1,323
	United Mexican States, Series M, 7.75% 11/23/2034	98,956	3,973
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	864
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	290
	United Mexican States, Series M, 8.00% 7/31/2053	198,770	7,237
	United Mexican States, Series S, 4.00% 10/29/2054[3]	7,603	281
			14,629

Indian rupees 0.54%
	Asian Development Bank 6.20% 10/6/2026	INR15,700	181
	Asian Development Bank 6.72% 2/8/2028	144,700	1,686
	European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	662
	European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	924
	European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	389
	Inter-American Development Bank 7.00% 1/25/2029	220,000	2,551
	International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,463
			7,856

New Zealand dollars 0.49%
	New Zealand 4.50% 5/15/2030	NZD3,963	2,280
	New Zealand 4.25% 5/15/2036	9,005	4,883
			7,163

Danish kroner 0.41%
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[4]	DKK49,574	5,722
	Realkredit Danmark AS 1.00% 10/1/2053[4]	2,545	281
			6,003

Turkish lira 0.37%
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY215,445	5,111
	Turkey (Republic of) 17.80% 7/13/2033	12,175	238
			5,349

Norwegian kroner 0.27%
	Norway (Kingdom of) 1.75% 9/6/2029	NOK2,080	167
	Norway (Kingdom of) 2.125% 5/18/2032	6,615	518
	Norway (Kingdom of) 3.625% 4/13/2034	37,385	3,228
			3,913

Polish zloty 0.23%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,054
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,276
			3,330

Chilean pesos 0.17%
	Chile (Republic of) 1.50% 3/1/2026[3]	CLP883,755	883
	Chile (Republic of) 5.00% 10/1/2028	955,000	934
	Chile (Republic of) 6.00% 4/1/2033	675,000	682
			2,499

193	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Malaysian ringgits 0.16%
	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	$2,302

Romanian leu 0.07%
	Romania 4.75% 2/24/2025	RON5,000	1,038

Colombian pesos 0.07%
	Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	969

South African rand 0.03%
	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	426

Ukrainian hryvnia 0.00%
	Ukraine 19.50% 1/15/2025	UAH285	6

U.S. dollars 48.53%
	3R Lux SARL 9.75% 2/5/2031	USD1,380	1,428
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[5]	27	27
	AbbVie, Inc. 5.05% 3/15/2034	2,790	2,758
	AbbVie, Inc. 5.35% 3/15/2044	75	73
	AbbVie, Inc. 5.40% 3/15/2054	1,265	1,219
	AbbVie, Inc. 5.50% 3/15/2064	150	143
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	683
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[4,5]	209	210
	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[4,5]	150	150
	Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034[5]	1,345	1,265
	Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,014
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[5,6,7,8]	600	596
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	660	479
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,5]	40	41
	AG Issuer, LLC 6.25% 3/1/2028[5]	165	164
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	68	71
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,5]	1,147	1,199
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,5]	1,560	1,564
	Albertsons Companies, Inc. 3.50% 3/15/2029[5]	140	128
	Alcoa Nederland Holding BV 4.125% 3/31/2029[5]	75	70
	Alfa Desarrollo SpA 4.55% 9/27/2051	475	350
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[4,5,8]	658	658
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	50	53
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]	290	288
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	120	116
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[5]	70	70
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[5]	65	64
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]	70	71
	Allied Universal Holdco, LLC 9.75% 7/15/2027[5]	155	156
	Allied Universal Holdco, LLC 6.00% 6/1/2029[5]	300	274
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	200	206
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,731
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[7,8]	155	155
	Amentum Holdings, Inc. 7.25% 8/1/2032[5]	98	99
	Amer Sports Co. 6.75% 2/16/2031[5]	35	35
	American Electric Power Co., Inc. 1.00% 11/1/2025	250	242
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	1,030	1,049

American Funds Insurance Series	194

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Amgen, Inc. 2.20% 2/21/2027	USD445	$422
	Amgen, Inc. 5.25% 3/2/2030	981	990
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,668
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,237
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	135	127
	Angola (Republic of) 9.50% 11/12/2025	4,225	4,241
	Angola (Republic of) 8.25% 5/9/2028	1,115	1,051
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	110	88
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[5]	115	87
	AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.971% 9/1/2027[7,8]	95	92
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.221% 9/22/2028[7,8]	146	147
	Aretec Group, Inc. 7.50% 4/1/2029[5]	245	244
	Aretec Group, Inc. 10.00% 8/15/2030[5]	50	55
	Artera Services, LLC 8.50% 2/15/2031[5]	45	43
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]	55	50
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[5]	160	163
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	55	54
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	25	25
	AssuredPartners, Inc. 5.625% 1/15/2029[5]	290	294
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[7,8]	30	30
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,395
	ATI, Inc. 7.25% 8/15/2030	60	62
	Atkore, Inc. 4.25% 6/1/2031[5]	25	22
	Avantor Funding, Inc. 3.875% 11/1/2029[5]	122	112
	Avient Corp. 6.25% 11/1/2031[5]	25	25
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,5]	1,817	1,828
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,5]	996	1,026
	B&G Foods, Inc. 5.25% 9/15/2027	210	201
	B&G Foods, Inc. 8.00% 9/15/2028[5]	25	26
	BAE Systems PLC 5.30% 3/26/2034[5]	865	863
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[5]	20	20
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,8]	219	232
	Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]	950	945
	Bank Gospodarstwa Krajowego 6.25% 7/9/2054[5]	425	418
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,370
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	1,535	1,537
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	634
	BAT Capital Corp. 3.215% 9/6/2026	955	932
	BAT Capital Corp. 3.462% 9/6/2029	1,150	1,072
	Bath & Body Works, Inc. 6.625% 10/1/2030[5]	120	121
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	77
	Bausch Health Americas, Inc. 9.25% 4/1/2026[5]	80	77
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	75	73
	Baytex Energy Corp. 7.375% 3/15/2032[5]	85	83
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	2,320	2,404
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	301
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	97
	Biocon Biologics Global PLC 6.67% 10/9/2029[5]	3,995	3,834
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[5]	400	382
	Block, Inc. 6.50% 5/15/2032[5]	240	243
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,8]	1,070	1,089
	BMW US Capital, LLC 3.90% 4/9/2025[5]	900	898
	BMW US Capital, LLC 4.15% 4/9/2030[5]	900	861
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,5]	700	627

195	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,5]	USD1,275	$1,084
	Boeing Co. (The) 6.259% 5/1/2027	45	46
	Boeing Co. (The) 5.15% 5/1/2030	2,451	2,418
	Boeing Co. (The) 3.625% 2/1/2031	718	652
	Boeing Co. (The) 6.388% 5/1/2031	723	756
	Boeing Co. (The) 6.528% 5/1/2034	457	479
	Boeing Co. (The) 6.858% 5/1/2054	576	613
	Bombardier, Inc. 7.125% 6/15/2026[5]	16	16
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	25	26
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	2,349	2,347
	Borr IHC, Ltd. 10.375% 11/15/2030[5]	918	917
	Boyd Gaming Corp. 4.75% 6/15/2031[5]	45	42
	Boyne USA, Inc. 4.75% 5/15/2029[5]	107	102
	Braskem Idesa SAPI 7.45% 11/15/2029	2,520	2,008
	Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,488
	Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	4,956
	Braskem Netherlands Finance BV 8.50% 1/12/2031[5]	525	527
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,924
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,136
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,183
	Broadcom, Inc. 4.00% 4/15/2029[5]	250	241
	Broadcom, Inc. 3.419% 4/15/2033[5]	698	611
	Broadcom, Inc. 3.469% 4/15/2034[5]	48	42
	Broadcom, Inc. 3.137% 11/15/2035[5]	185	151
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[5]	84	83
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[5]	1,341	1,384
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	228
	BWX Technologies, Inc. 4.125% 4/15/2029[5]	175	163
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[4,5,8]	1,310	1,308
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[4,5,8]	989	987
	Caesars Entertainment, Inc. 4.625% 10/15/2029[5]	15	14
	Caesars Entertainment, Inc. 7.00% 2/15/2030[5]	64	65
	Caesars Entertainment, Inc. 6.50% 2/15/2032[5]	45	45
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,5]	1,633	1,650
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,5]	200	213
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,5]	200	202
	California Resources Corp. 7.125% 2/1/2026[5]	100	100
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	896
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	90	81
	Carnival Corp. 6.00% 5/1/2029[5]	100	100
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,4,5]	174	174
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[4,5,8]	614	586
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,8]	143	141
	CCO Holdings, LLC 5.125% 5/1/2027[5]	125	123
	CCO Holdings, LLC 4.75% 3/1/2030[5]	135	123
	CCO Holdings, LLC 4.50% 8/15/2030[5]	240	216
	CCO Holdings, LLC 4.25% 2/1/2031[5]	155	135
	CCO Holdings, LLC 4.50% 6/1/2033[5]	147	124
	CCO Holdings, LLC 4.25% 1/15/2034[5]	55	45
	Centene Corp. 2.45% 7/15/2028	40	36
	Centene Corp. 4.625% 12/15/2029	35	33
	Centene Corp. 2.50% 3/1/2031	65	54
	Central Garden & Pet Co. 4.125% 10/15/2030	74	67
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	110	97
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[4,5]	925	929
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,526
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	4,385	4,062
	Chubb INA Holdings, LLC 3.35% 5/3/2026	195	192

American Funds Insurance Series	196

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Chubb INA Holdings, LLC 4.35% 11/3/2045	USD425	$363
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,8]	805	832
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,8]	1,240	1,261
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[1]	421	423
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	90	94
	Clarios Global, LP 6.25% 5/15/2026[5]	44	44
	Clarios Global, LP 8.50% 5/15/2027[5]	90	90
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	45	42
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	5	5
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	100	99
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	75	67
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	235	231
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	175	178
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[7,8]	253	254
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,172
	CNX Resources Corp. 7.25% 3/1/2032[5]	110	112
	Coca-Cola Co. 4.65% 8/14/2034	336	327
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	55	50
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	85	72
	Colombia (Republic of) 3.875% 4/25/2027	350	335
	Colombia (Republic of) 8.00% 11/14/2035	445	449
	Comcast Corp. 4.80% 5/15/2033	4,100	3,984
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.937% 4/6/2026[7,8]	— [9]	— [9]
	CommScope, LLC 6.00% 3/1/2026[5]	53	53
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	212	204
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	65	60
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	65	61
	Connect Finco SARL 9.00% 9/15/2029[5]	200	182
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[4,5,8]	1,337	1,368
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[4,5,8]	804	860
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[4,5,8]	769	777
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.669% 6/25/2043[4,5,8]	305	322
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[4,5,8]	556	558
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[4,5,8]	206	208
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[4,5,8]	1,148	1,154
	Constellium SE 3.75% 4/15/2029[5]	125	113
	COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,037
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	681
	CoreLogic, Inc. 4.50% 5/1/2028[5]	384	359
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[7,8]	65	64
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	125	127
	Coty, Inc. 5.00% 4/15/2026[5]	36	36
	Coty, Inc. 4.75% 1/15/2029[5]	65	62
	Coty, Inc. 6.625% 7/15/2030[5]	95	97
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]	65	68
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[4,5]	33	33
	Crédit Agricole SA 4.375% 3/17/2025[5]	1,100	1,098
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,5]	2,675	2,636
	Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	178	186

197	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	USD165	$164
	Crown Castle, Inc. 2.50% 7/15/2031	767	647
	CSX Corp. 3.80% 4/15/2050	75	56
	CVR Partners, LP 6.125% 6/15/2028[5]	65	63
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	725	705
	Darling Ingredients, Inc. 6.00% 6/15/2030[5]	10	10
	Deluxe Corp. 8.00% 6/1/2029[5]	20	19
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	828
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,103
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,154
	Diamond Sports Group, LLC 6.625% 8/15/2027[5,10]	310	2
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[7,11]	18	20
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	125	129
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	50	49
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[7,8]	41	41
	DISH Network Corp. 11.75% 11/15/2027[5]	325	345
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	23	22
	EchoStar Corp. 10.75% 11/30/2029	105	113
	Ecopetrol SA 8.625% 1/19/2029	2,460	2,611
	Ecopetrol SA 6.875% 4/29/2030	995	972
	Edison International 5.25% 11/15/2028	1,522	1,526
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	98
	Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,475
	Electricité de France SA 5.65% 4/22/2029[5]	800	818
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,5]	300	339
	Element Solutions, Inc. 3.875% 9/1/2028[5]	105	100
	Ellucian Holdings, Inc. 6.50% 12/1/2029[5]	25	25
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[7,8]	25	25
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	30	32
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	190	202
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[7,8]	85	86
	Enel Finance International NV 1.625% 7/12/2026[5]	1,248	1,191
	Enel Finance International NV 2.125% 7/12/2028[5]	1,227	1,111
	Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,842
	Entergy Corp. 0.90% 9/15/2025	750	730
	Enterprise Products Operating, LLC 4.95% 2/15/2035	168	163
	Enviri Corp. 5.75% 7/31/2027[5]	145	139
	EQM Midstream Partners, LP 6.50% 7/1/2027[5]	125	127
	EQM Midstream Partners, LP 6.375% 4/1/2029[5]	20	20
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	45	48
	Equinix, Inc. 1.80% 7/15/2027	1,145	1,065
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,769
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[4,5]	958	960
	EquipmentShare.com, Inc. 9.00% 5/15/2028[5]	90	93
	EquipmentShare.com, Inc. 8.625% 5/15/2032[5]	15	16
	ESAB Corp. 6.25% 4/15/2029[5]	75	76
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,328
	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[4]	78	79
	Expand Energy Corp. 5.875% 2/1/2029[5]	115	114
	Expand Energy Corp. 6.75% 4/15/2029[5]	30	30
	Expand Energy Corp. 5.375% 3/15/2030	55	54
	Expand Energy Corp. 4.75% 2/1/2032	15	14
	Expand Energy Corp. 4.875% 4/15/2032[10]	915	4
	Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,438
	Fair Isaac Corp. 4.00% 6/15/2028[5]	15	14
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[4]	6	5

American Funds Insurance Series	198

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #FP0015 2.50% 9/1/2050[4]	USD1	$1
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[4]	133	127
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[4]	1,681	1,442
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[4]	254	208
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	1,456	1,136
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[4]	1,427	1,117
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[4]	3,534	2,755
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[4]	4,136	3,900
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	54	53
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	99	98
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	215	214
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]	951	962
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[4]	22	20
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[4]	10,659	10,296
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[4]	973	891
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]	4,562	4,411
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]	558	551
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	17	17
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	61	60
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[4]	28	26
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[4]	436	422
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	229	226
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[4]	529	484
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]	1,609	1,599
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[4]	940	860
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	881	871
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	1,983	1,994
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]	453	447
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	2,327	2,341
	Fannie Mae Pool #CB7907 6.50% 11/1/2053[4]	1,499	1,532
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[4]	421	432
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[4]	4,894	4,727
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	664	656
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	230	227
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[4]	6,513	6,652
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	480	474
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[4]	301	302
	Fannie Mae Pool #DB2624 4.50% 4/1/2054[4]	54	50
	Fannie Mae Pool #BU4479 5.50% 4/1/2054[4]	348	343
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[4]	4,748	4,850
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]	670	673
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	1,706	1,692
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	1,649	1,672
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]	1,007	1,012
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]	670	677
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]	222	224
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]	201	204
	Fannie Mae Pool #DB4399 6.50% 6/1/2054[4]	109	111
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]	4,168	4,128
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]	3,490	3,447
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	1,069	1,059
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[4]	716	711
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]	2,605	2,622
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]	1,859	1,868
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]	1,436	1,443
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[4]	894	906
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	879	889
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]	635	639
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]	596	602
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]	447	453
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]	332	336
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]	179	182

199	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[4]	USD1,000	$1,022
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[4]	988	905
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]	411	406
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]	2,241	2,256
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]	948	953
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]	511	517
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]	351	354
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]	265	267
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]	205	208
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[4]	196	197
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[4]	193	194
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]	176	177
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]	100	101
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]	75	76
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]	67	67
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]	494	502
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[4]	20,940	20,223
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[4]	6,472	6,403
	Fannie Mae Pool #MA5602 6.50% 1/1/2055[4]	711	726
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054[4,5,8]	350	307
	Fertitta Entertainment, LLC 6.75% 1/15/2030[5]	25	23
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[5]	150	157
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	30	32
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[7,8]	15	15
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,7,8]	96	96
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,7,8]	7	7
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	2,535	2,532
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[5]	1,320	1,360
	First Student Bidco, Inc. 4.00% 7/31/2029[5]	45	41
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,718
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[4,5,8]	483	484
	Ford Motor Co. 6.10% 8/19/2032	30	30
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	297
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	192
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	185
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	113
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[5]	255	256
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[4]	1,680	1,561
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[4]	2,180	1,822
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[4]	204	195
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[4]	634	495
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[4]	980	950
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[4]	387	365
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	3,435	3,327
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	5,732	5,541
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	272	269
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	23	22
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	726	718
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]	185	188
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]	61	62
	Freddie Mac Pool #RA9795 4.00% 9/1/2053[4]	35	32
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	2,773	2,741
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]	1,690	1,700
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	30,552	29,530

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	USD11,511	$11,378
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]	135	138
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[4]	150	156
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[4]	198	205
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]	202	199
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]	4,644	4,669
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[4]	500	511
	Freddie Mac Pool #QI1357 4.00% 3/1/2054[4]	934	855
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	1,521	1,502
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]	106	107
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]	137	139
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[4]	721	660
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[4]	279	270
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	15,081	14,937
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	841	834
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]	2,290	2,317
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]	1,975	2,000
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	1,027	1,039
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[4]	1,334	1,324
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]	1,071	1,058
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	527	522
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	1,676	1,686
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]	1,310	1,332
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[4]	949	960
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[4]	937	948
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]	892	902
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]	574	582
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	358	362
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]	240	242
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]	204	206
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]	6,208	6,136
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[4]	4,274	4,244
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]	4,253	4,208
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]	3,600	3,566
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]	641	636
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]	4,225	4,247
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]	318	323
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]	582	602
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]	712	704
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[4]	4,273	4,302
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]	1,110	1,122
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]	626	636
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]	580	587
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]	527	534
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]	345	348
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[4]	4,859	4,572
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[4]	444	418
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[4]	2,770	2,607
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	342	338
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (30-day Average USD-SOFR + 2.40%) 6.969% 2/25/2042[4,5,8]	1,067	1,093
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.469% 4/25/2042[4,5,8]	441	457
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	25	24
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	2	2
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	65
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	103	103
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]	27	29
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	497	475
	Garda World Security Corp. 8.375% 11/15/2032[5]	65	66
	Gartner, Inc. 3.75% 10/1/2030[5]	70	64

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,5]	USD1,394	$1,402
	Genesis Energy, LP 8.00% 1/15/2027	44	45
	Genesis Energy, LP 8.25% 1/15/2029	25	25
	Genesis Energy, LP 8.875% 4/15/2030	38	39
	Genesis Energy, LP 7.875% 5/15/2032	60	59
	GeoPark, Ltd. 5.50% 1/17/2027	4,581	4,399
	Georgia (Republic of) 2.75% 4/22/2026[5]	400	377
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,347
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,137
	Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[7,8]	55	55
	Global Auto Holdings PLC 11.50% 8/15/2029[5]	200	204
	GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[4,5]	1,005	1,007
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,022
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[1]	769	755
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[4]	3,800	3,119
	Government National Mortgage Assn. 6.50% 1/1/2055[4,12]	1,708	1,738
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	762	556
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	671
	Gray Television, Inc. 5.375% 11/15/2031[5]	19	10
	Greenko Dutch BV 3.85% 3/29/2026	2,766	2,690
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,645	1,626
	Group 1 Automotive, Inc. 4.00% 8/15/2028[5]	115	108
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[5]	660	630
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[5]	15	15
	HAH Group Holding Co., LLC 9.75% 10/1/2031[5]	115	115
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[7,8]	9	9
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	25	25
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	122
	HealthEquity, Inc. 4.50% 10/1/2029[5]	80	75
	Helios Software Holdings, Inc. 8.75% 5/1/2029[5]	200	205
	Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[4,5]	249	251
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	14	14
	Hightower Holding, LLC 6.75% 4/15/2029[5]	235	234
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	105	99
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	25	23
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	115	104
	Honduras (Republic of) 6.25% 1/19/2027	653	635
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	275	268
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	195	180
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	120	108
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]	200	204
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,155
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,689
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,175
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,268
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,5,8]	396	398
	HUB International, Ltd. 7.375% 1/31/2032[5]	65	66
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[7,8]	4	4
	Hungary (Republic of) 5.50% 3/26/2036[5]	290	272
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[5]	120	125
	Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[7,8]	55	55
	Hyundai Capital America 1.50% 6/15/2026[5]	2,375	2,262
	Hyundai Capital America 1.65% 9/17/2026[5]	269	255

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Hyundai Capital America 2.00% 6/15/2028[5]	USD600	$540
	Hyundai Capital America 6.50% 1/16/2029[5]	132	138
	Icahn Enterprises, LP 9.75% 1/15/2029	65	65
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[5]	500	499
	Ingles Markets, Inc. 4.00% 6/15/2031[5]	130	115
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	63	58
	Intesa Sanpaolo SpA 7.00% 11/21/2025[5]	225	229
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	55	51
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	235	225
	Israel (State of) 3.375% 1/15/2050	1,470	955
	Israel (State of) 3.875% 7/3/2050	795	563
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[5]	200	204
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,194
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	575	588
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[1]	730	713
	Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 9.089% 12/4/2026[7,8]	46	46
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	18
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	217
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	10	10
	Korea Electric Power Corp. 5.375% 7/31/2026[5]	1,290	1,301
	Korea Gas Corp. 5.00% 7/8/2029[5]	225	225
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[4,5,8]	1,243	1,243
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,5]	16	16
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[4,5]	651	653
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[4,5]	194	198
	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[4,5]	219	218
	Lamar Media Corp. 3.75% 2/15/2028	10	9
	Lamar Media Corp. 3.625% 1/15/2031	120	106
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	30	27
	LATAM Airlines Group SA 7.875% 4/15/2030[5]	25	25
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	110	103
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	40	42
	Levi Strauss & Co. 3.50% 3/1/2031[5]	115	101
	LGI Homes, Inc. 8.75% 12/15/2028[5]	155	163
	Light and Wonder International, Inc. 7.00% 5/15/2028[5]	20	20
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	5	5
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[5]	130	126
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,698
	Lockheed Martin Corp. 5.20% 2/15/2064	309	287
	LPL Holdings, Inc. 4.375% 5/15/2031[5]	135	125
	LSB Industries, Inc. 6.25% 10/15/2028[5]	90	87
	Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[4,5,8]	563	563
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	45	42
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	283
	Mastercard, Inc. 2.00% 11/18/2031	600	499
	Matador Resources Co. 6.50% 4/15/2032[5]	50	50
	Matador Resources Co. 6.25% 4/15/2033[5]	45	44
	Medline Borrower, LP 5.25% 10/1/2029[5]	40	39
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[7,8]	49	50
	MEG Energy Corp. 5.875% 2/1/2029[5]	30	29
	Meituan 2.125% 10/28/2025	1,730	1,689
	Melco Resorts Finance, Ltd. 5.25% 4/26/2026[5]	1,528	1,507
	Melco Resorts Finance, Ltd. 5.625% 7/17/2027[5]	873	846
	Methanex Corp. 5.125% 10/15/2027	55	54
	Methanex Corp. 5.25% 12/15/2029	5	5

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,4,5]	USD1,521	$1,535
	MGM Resorts International 5.50% 4/15/2027	90	90
	Microchip Technology, Inc. 5.05% 2/15/2030	709	704
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	37	38
	Mineral Resources, Ltd. 8.00% 11/1/2027[5]	155	159
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	85	89
	Minerva Luxembourg SA 8.875% 9/13/2033	2,666	2,769
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,5]	761	766
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[4,5]	225	227
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,5]	1,094	1,101
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,5]	539	542
	Molina Healthcare, Inc. 4.375% 6/15/2028[5]	80	76
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	75	67
	Molina Healthcare, Inc. 6.25% 1/15/2033[5]	75	74
	Moog, Inc. 4.25% 12/9/2027[5]	120	115
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,075
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,170
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[1]	3,700	3,622
	MSCI, Inc. 3.625% 11/1/2031[5]	210	189
	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[4,8]	336	354
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[4,5,8]	502	507
	Murphy Oil Corp. 6.00% 10/1/2032	25	24
	Murphy Oil USA, Inc. 4.75% 9/15/2029	48	46
	MV24 Capital BV 6.748% 6/1/2034	1,053	999
	Nabors Industries, Inc. 7.375% 5/15/2027[5]	55	55
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	160	163
	National Australia Bank, Ltd. 5.181% 6/11/2034[5]	1,250	1,254
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[5]	135	126
	Navient Corp. 5.00% 3/15/2027	45	44
	Navient Corp. 4.875% 3/15/2028	145	138
	NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.397% 4/16/2029[7,8]	23	23
	NCR Voyix Corp. 5.125% 4/15/2029[5]	38	36
	New York Life Global Funding 1.20% 8/7/2030[5]	2,725	2,244
	New York Life Global Funding 5.00% 1/9/2034[5]	1,500	1,483
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,8]	575	530
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	200	199
	Newell Brands, Inc. 5.70% 4/1/2026	50	50
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	165	154
	NFE Financing, LLC 12.00% 11/15/2029[5]	639	672
	NGL Energy Operating, LLC 8.125% 2/15/2029[5]	55	56
	NGL Energy Operating, LLC 8.375% 2/15/2032[5]	70	71
	Norfolk Southern Corp. 5.35% 8/1/2054	496	473
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[5]	150	152
	NOVA Chemicals Corp. 5.25% 6/1/2027[5]	20	19
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	90	95
	Novelis Corp. 4.75% 1/30/2030[5]	80	74
	Novelis Corp. 3.875% 8/15/2031[5]	20	17
	NuStar Logistics, LP 5.625% 4/28/2027	80	79
	Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
	OCP SA 3.75% 6/23/2031	500	432
	Oleoducto Central SA 4.00% 7/14/2027	879	832
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,5]	269	272
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[4,5]	120	122
	ONEOK, Inc. 5.80% 11/1/2030	69	71
	ONEOK, Inc. 6.05% 9/1/2033	514	529
	ONEOK, Inc. 6.625% 9/1/2053	290	305
	OneSky Flight, LLC 8.875% 12/15/2029[5]	35	35
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,5]	915	921

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,5]	USD1,776	$1,791
	Open Text Corp. 3.875% 2/15/2028[5]	25	24
	Option Care Health, Inc. 4.375% 10/31/2029[5]	25	23
	Oracle Corp. 2.65% 7/15/2026	2,327	2,258
	Oracle Corp. 3.25% 11/15/2027	1,880	1,808
	Oracle Corp. 3.95% 3/25/2051	22	16
	Orange 9.00% 3/1/2031[1]	2,434	2,900
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	256	266
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	40	38
	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,949
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	535
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,582
	Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,389
	PacifiCorp 5.45% 2/15/2034	350	348
	PacifiCorp 3.30% 3/15/2051	150	98
	PacifiCorp 2.90% 6/15/2052	280	167
	PacifiCorp 5.35% 12/1/2053	525	483
	PacifiCorp 5.50% 5/15/2054	980	917
	PacifiCorp 5.80% 1/15/2055	500	486
	Panama (Republic of) 3.75% 4/17/2026	465	450
	Panama (Republic of) 7.50% 3/1/2031	415	421
	Panama (Republic of) 6.40% 2/14/2035	850	774
	Panama (Republic of) 8.00% 3/1/2038	755	759
	Panama (Republic of) 7.875% 3/1/2057	4,365	4,223
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	65	61
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[5]	55	56
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,6,11]	2	—
	Performance Food Group, Inc. 5.50% 10/15/2027[5]	11	11
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	5	6
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	25	25
	Permian Resources Operating, LLC 6.25% 2/1/2033[5]	106	105
	Petroleos Mexicanos 4.25% 1/15/2025	261	260
	Petroleos Mexicanos 6.875% 10/16/2025	946	944
	Petroleos Mexicanos 6.875% 8/4/2026	638	627
	Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,823
	Petroleos Mexicanos 6.50% 3/13/2027	6,200	5,999
	Petroleos Mexicanos 6.84% 1/23/2030	8,494	7,766
	Petroleos Mexicanos 5.95% 1/28/2031	65	55
	Petroleos Mexicanos 6.70% 2/16/2032	779	678
	Petroleos Mexicanos 6.95% 1/28/2060	55	38
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	907
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,069
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	176
	PG&E Corp. 5.00% 7/1/2028	385	376
	PG&E Corp. 5.25% 7/1/2030	175	171
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[1]	145	149
	Philip Morris International, Inc. 5.125% 11/17/2027	315	319
	Philip Morris International, Inc. 2.10% 5/1/2030	634	548
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,599
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,385
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	380
	POSCO Holdings, Inc. 4.875% 1/23/2027[5]	510	509
	Post Holdings, Inc. 5.50% 12/15/2029[5]	80	78
	Post Holdings, Inc. 4.625% 4/15/2030[5]	444	410
	Post Holdings, Inc. 6.25% 2/15/2032[5]	33	33
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	120	105
	Procter & Gamble Co. 3.00% 3/25/2030	338	312
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	2,755	2,634

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	PT Freeport Indonesia 5.315% 4/14/2032	USD449	$438
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,11]	175	173
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[5,11]	269	251
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[7,8,11]	9	9
	Raizen Fuels Finance SA 6.45% 3/5/2034[5]	910	900
	Range Resources Corp. 4.75% 2/15/2030[5]	145	136
	Reworld Holding Corp. 4.875% 12/1/2029[5]	25	23
	RHP Hotel Properties, LP 7.25% 7/15/2028[5]	80	83
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	90	85
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	25	23
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[5]	20	19
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	75	75
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	90	90
	Ryan Specialty Group, LLC 4.375% 2/1/2030[5]	45	42
	Ryan Specialty, LLC 5.875% 8/1/2032[5]	20	20
	SAEL, Ltd. 7.80% 7/31/2031[5]	630	630
	Sally Holdings, LLC 6.75% 3/1/2032	107	107
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	1,870	1,943
	Sands China, Ltd. 5.40% 8/8/2028	2,710	2,681
	Sands China, Ltd. 3.25% 8/8/2031	930	797
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,641
	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,351
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	348
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]	70	68
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	1,040	974
	Scentre Group Trust 1 3.50% 2/12/2025[5]	210	210
	Scentre Group Trust 1 3.75% 3/23/2027[5]	110	107
	Scientific Games Holdings, LP 6.625% 3/1/2030[5]	46	44
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	115	108
	Sealed Air Corp. 6.125% 2/1/2028[5]	180	181
	Sealed Air Corp. 6.50% 7/15/2032[5]	123	123
	Serbia (Republic of) 6.25% 5/26/2028[5]	740	753
	Service Corp. International 5.75% 10/15/2032	35	34
	Service Properties Trust 8.625% 11/15/2031[5]	60	63
	ServiceNow, Inc. 1.40% 9/1/2030	756	629
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	160	148
	Sirius XM Radio, LLC 3.125% 9/1/2026[5]	50	48
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	195	180
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	39	34
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	111	93
	SK hynix, Inc. 1.50% 1/19/2026	563	543
	SM Energy Co. 6.50% 7/15/2028	45	45
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[4,5,8]	615	623
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[5]	595	595
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	45	42
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	20	18
	Southern California Edison Co. 2.85% 8/1/2029	200	183
	Southern California Edison Co. 3.65% 2/1/2050	1,700	1,216
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	71	79
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[7,8]	5	5
	Sprint, LLC 7.625% 3/1/2026	130	133
	Stagwell Global, LLC 5.625% 8/15/2029[5]	115	110
	Station Casinos, LLC 6.625% 3/15/2032[5]	35	35
	Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	1,986
	Sunoco, LP 7.00% 5/1/2029[5]	30	31
	Sunoco, LP 4.50% 5/15/2029	290	274
	Sunoco, LP 4.50% 4/30/2030	35	32
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[5]	45	46
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	69	74

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[7,8]	USD44	$45
	Talos Production, Inc. 9.00% 2/1/2029[5]	15	15
	Talos Production, Inc. 9.375% 2/1/2031[5]	55	56
	Tencent Holdings, Ltd. 3.24% 6/3/2050[5]	3,450	2,292
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	240	235
	TGS ASA 8.50% 1/15/2030[5]	200	205
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,414	1,295
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	972
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,356
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	418
	TransDigm, Inc. 5.50% 11/15/2027	45	44
	TransDigm, Inc. 4.875% 5/1/2029	80	76
	TransDigm, Inc. 6.875% 12/15/2030[5]	85	86
	TransDigm, Inc. 6.625% 3/1/2032[5]	45	45
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[5]	45	45
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[5]	102	104
	Transocean, Inc. 8.75% 2/15/2030[5]	34	35
	Transocean, Inc. 6.80% 3/15/2038	35	29
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,6]	94	94
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,5]	251	249
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,5]	100	98
	Triumph Group, Inc. 9.00% 3/15/2028[5]	57	59
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[7,8]	124	127
	Turkey (Republic of) 7.125% 7/17/2032	1,360	1,351
	U.S. Treasury 4.25% 1/31/2026	1,202	1,202
	U.S. Treasury 4.50% 4/15/2027	1,630	1,639
	U.S. Treasury 1.125% 8/31/2028	2,155	1,923
	U.S. Treasury 4.25% 2/28/2029	109	109
	U.S. Treasury 4.125% 3/31/2029	24	24
	U.S. Treasury 4.625% 4/30/2029	13	13
	U.S. Treasury 4.00% 7/31/2029	347	342
	U.S. Treasury 3.50% 9/30/2029	399	384
	U.S. Treasury 4.125% 10/31/2029	328	324
	U.S. Treasury 4.125% 11/30/2031	704	689
	U.S. Treasury 3.875% 8/15/2034	540	511
	U.S. Treasury 4.25% 11/15/2034[13]	21,744	21,192
	U.S. Treasury 1.75% 8/15/2041	4,650	3,015
	U.S. Treasury 4.75% 11/15/2043[13]	2,650	2,619
	U.S. Treasury 4.625% 5/15/2044	1,210	1,174
	U.S. Treasury 3.00% 8/15/2048[13]	5,045	3,691
	U.S. Treasury 1.25% 5/15/2050[13]	1,625	772
	U.S. Treasury 4.75% 11/15/2053[13]	5,509	5,459
	U.S. Treasury 4.25% 2/15/2054	681	622
	U.S. Treasury 4.625% 5/15/2054[13]	5,926	5,769
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[3]	824	805
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3,13]	10,400	10,566
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3]	3,431	1,890
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3]	180	145
	UKG, Inc. 6.875% 2/1/2031[5]	77	78
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[4,12]	3,098	2,740
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[4,12]	2,424	2,280
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[4,12]	129	130
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[4,12]	2,984	2,806
	United Mexican States 6.00% 5/7/2036	970	915
	United Mexican States 6.338% 5/4/2053	425	380
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	85	84
	United Rentals (North America), Inc. 3.875% 2/15/2031	130	116
	Univision Communications, Inc. 8.00% 8/15/2028[5]	110	112
	Univision Communications, Inc. 4.50% 5/1/2029[5]	250	224

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	US Foods, Inc. 4.625% 6/1/2030[5]	USD35	$33
	Vail Resorts, Inc. 6.50% 5/15/2032[5]	20	20
	Valvoline, Inc. 3.625% 6/15/2031[5]	85	73
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[5]	30	31
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[7,8,11]	31	31
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[7,8,11]	52	51
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	35	32
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	31	31
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	110	99
	Venture Global LNG, Inc. 8.125% 6/1/2028[5]	80	83
	Veralto Corp. 5.35% 9/18/2028	2,900	2,938
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,5]	739	745
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[4,5,8]	898	902
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,560
	VZ Secured Financing BV 5.00% 1/15/2032[5]	200	177
	W&T Offshore, Inc. 11.75% 2/1/2026[5]	55	56
	Wand NewCo 3, Inc. 7.625% 1/30/2032[5]	35	36
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	71	74
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[5]	200	199
	Waste Management, Inc. 3.875% 1/15/2029[5]	50	48
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	93	96
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	4,698	4,558
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,337
	WESCO Distribution, Inc. 7.25% 6/15/2028[5]	200	204
	WESCO Distribution, Inc. 6.625% 3/15/2032[5]	150	153
	Western Midstream Operating, LP 3.10% 2/1/2025	85	85
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,5]	234	234
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,5]	60	60
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,247
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,5]	146	146
	WMG Acquisition Corp. 3.75% 12/1/2029[5]	110	101
	WMG Acquisition Corp. 3.875% 7/15/2030[5]	135	123
	WMG Acquisition Corp. 3.00% 2/15/2031[5]	80	70
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,2,6,11]	105	106
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	43	45
	Ziggo BV 4.875% 1/15/2030[5]	300	276
			702,776
	Total bonds, notes & other debt instruments (cost: $1,497,056,000)		1,389,293
Preferred securities 0.01%		Shares
U.S. dollars 0.01%
	ACR III LSC Holdings, LLC, Series B, preferred shares[5,6,14]	48	84
	Total preferred securities (cost: $50,000)		84
Common stocks 0.13%
U.S. dollars 0.13%
	Constellation Oil Services Holding SA6,14	3,958,477	1,611
	Altera Infrastructure, LP6,14	1,441	116
	Venator Materials PLC[6,14]	232	92
	New Fortress Energy, Inc., Class A15	4,094	62
	WeWork, Inc.[6,14]	968	13
	Bighorn Permian Resources, LLC[6]	531	— [9]
	Party City Holdco, Inc.[6,14]	80	— [9]

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Common stocks (continued)		Shares	Value (000)
U.S. dollars (continued)
Party City Holdco, Inc.[5,6,14]		1	$— [9]
Endo, Inc., 1L 6.125% Escrow[6,14]		205,000	— [9]
SVB Financial Group, Class C, Trust Units[6,14]		480	— [9]
Total common stocks (cost: $2,075,000)			1,894
Investment funds 1.46%
Capital Group Central Corporate Bond Fund[16]		2,550,913	21,147
Total investment funds (cost: $19,944,000)			21,147
Short-term securities 2.49%
Money market investments 1.60%
Capital Group Central Cash Fund 4.50%[16,17]		232,089	23,214
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.89%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP94,475	1,771
Egypt (Arab Republic of) 3/18/2025	21.290	407,450	7,597
Nigeria (Republic of) 2/11/2025	18.000	NGN358,095	225
Nigeria (Republic of) 2/20/2025	17.782	477,455	299
Nigeria (Republic of) 2/25/2025	18.045	1,433,311	896
Nigeria (Republic of) 3/6/2025	17.824	1,609,737	1,000
Nigeria (Republic of) 3/13/2025	17.900	636,615	394
Nigeria (Republic of) 3/27/2025	18.586	1,001,782	615
			12,797
Total short-term securities (cost: $36,907,000)			36,011
Options purchased (equity style) 0.00%
Options purchased (equity style)*			1
Total options purchased (equity style) (cost: $19,000)			1
Total investment securities 100.02% (cost: $1,556,051,000)			1,448,430
Total options written† (0.01)% (premium received: $19,000)			(79)
Other assets less liabilities (0.01)%			(114)
Net assets 100.00%			$1,448,237
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	7	6/13/2025	USD97.00	USD1,750	$1

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
*Options purchased (equity style) (continued)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Put
PUT USD/CAD FX Option	Bank of America	1/30/2025	CAD1.36	USD4,385	$— [9]
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
CALL USD/CAD FX Option	Bank of America	1/30/2025	CAD1.42	USD(4,385)	$(79)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SONIA Futures	Long	141	3/17/2026	USD42,327	$(64)
2 Year Italy Government Bond Futures	Short	24	3/10/2025	(2,670)	11
2 Year Euro-Schatz Futures	Short	147	3/10/2025	(16,291)	39
2 Year U.S. Treasury Note Futures	Long	209	4/3/2025	42,972	(18)
3 Year Australian Treasury Bond Futures	Short	1	3/18/2025	(66)	— [9]
5 Year Euro-Bobl Futures	Long	516	3/10/2025	62,996	(791)
5 Year U.S. Treasury Note Futures	Long	886	4/3/2025	94,186	(585)
10 Year Italy Government Bond Futures	Long	174	3/10/2025	21,625	(523)
10 Year French Government Bond Futures	Long	21	3/10/2025	2,684	(54)
10 Year Euro-Bund Futures	Short	380	3/10/2025	(52,525)	1,198
10 Year Australian Treasury Bond Futures	Long	3	3/17/2025	210	(3)
10 Year Japanese Government Bond Futures	Short	30	3/21/2025	(27,055)	126
10 Year UK Gilt Futures	Long	115	3/31/2025	13,304	(342)
10 Year Ultra U.S. Treasury Note Futures	Long	98	3/31/2025	10,909	(70)
10 Year U.S. Treasury Note Futures	Short	208	3/31/2025	(22,620)	382
20 Year U.S. Treasury Note Futures	Long	172	3/31/2025	19,581	(545)
30 Year Euro-Buxl Futures	Long	17	3/10/2025	2,336	(141)
30 Year Ultra U.S. Treasury Bond Futures	Long	91	3/31/2025	10,821	(548)
					$(1,928)

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,436	EUR	2,310	UBS AG	1/8/2025	$42
JPY	841,030	USD	5,447	BNP Paribas	1/8/2025	(96)
EUR	40,091	USD	42,262	Morgan Stanley	1/8/2025	(720)
CNH	66,687	USD	9,219	Standard Chartered Bank	1/9/2025	(131)
USD	19,662	BRL	114,927	JPMorgan Chase	1/10/2025	1,096
USD	13,729	KRW	19,528,504	Morgan Stanley	1/10/2025	504
USD	4,164	IDR	66,363,359	Citibank	1/10/2025	61
USD	3,902	INR	331,490	UBS AG	1/10/2025	35
USD	693	CLP	673,750	Morgan Stanley	1/10/2025	16
COP	2,800,000	USD	633	Morgan Stanley	1/10/2025	2
BRL	8,510	USD	1,373	Citibank	1/10/2025	2
BRL	8,780	USD	1,421	Morgan Stanley	1/10/2025	(3)
BRL	5,535	USD	905	Morgan Stanley	1/10/2025	(11)
BRL	9,390	USD	1,532	BNP Paribas	1/10/2025	(15)
BRL	9,540	USD	1,566	BNP Paribas	1/10/2025	(25)
INR	231,720	USD	2,731	Citibank	1/10/2025	(28)
INR	218,996	USD	2,587	HSBC Bank	1/10/2025	(32)
JPY	1,720,965	USD	11,598	UBS AG	1/10/2025	(647)
USD	3,863	EUR	3,660	Citibank	1/14/2025	69
USD	1,038	EUR	980	Barclays Bank PLC	1/14/2025	23
EUR	1,580	USD	1,649	Citibank	1/14/2025	(12)
AUD	4,100	USD	2,629	HSBC Bank	1/14/2025	(91)
CNH	304,407	USD	41,936	UBS AG	1/14/2025	(448)
USD	1,585	HUF	619,035	Citibank	1/15/2025	27
HUF	1,284,310	EUR	3,103	Citibank	1/15/2025	14
EUR	3,240	PLN	13,860	Standard Chartered Bank	1/15/2025	4
USD	245	PLN	1,000	HSBC Bank	1/15/2025	4
CZK	47,290	EUR	1,882	Standard Chartered Bank	1/15/2025	(7)
CZK	18,000	USD	758	Standard Chartered Bank	1/15/2025	(18)
EUR	1,250	USD	1,316	Citibank	1/15/2025	(21)
MXN	32,240	USD	1,594	UBS AG	1/15/2025	(52)
THB	190,470	USD	5,612	Citibank	1/15/2025	(67)
MXN	85,310	USD	4,201	Bank of New York Mellon	1/15/2025	(121)
USD	14,562	GBP	11,420	HSBC Bank	1/16/2025	267
JPY	308,183	USD	2,067	Morgan Stanley	1/16/2025	(104)
GBP	8,290	USD	10,575	Barclays Bank PLC	1/16/2025	(198)
USD	14,088	JPY	2,159,605	UBS AG	1/17/2025	335
USD	10,372	DKK	73,090	Standard Chartered Bank	1/17/2025	211
USD	4,978	NZD	8,532	Standard Chartered Bank	1/17/2025	204
USD	5,205	CHF	4,550	UBS AG	1/17/2025	182
USD	10,656	EUR	10,150	Citibank	1/17/2025	134
USD	4,114	NOK	45,865	BNP Paribas	1/17/2025	85
PLN	20,540	EUR	4,794	HSBC Bank	1/17/2025	1
TRY	7,670	USD	212	Standard Chartered Bank	1/17/2025	1
DKK	46,980	EUR	6,301	Standard Chartered Bank	1/17/2025	— [9]
NZD	730	USD	411	UBS AG	1/17/2025	(2)
MYR	10,480	USD	2,353	Standard Chartered Bank	1/17/2025	(13)
EUR	1,217	USD	1,281	Morgan Stanley	1/17/2025	(20)
CHF	2,790	USD	3,195	Standard Chartered Bank	1/17/2025	(115)
ZAR	60,730	USD	3,359	Standard Chartered Bank	1/17/2025	(146)
CAD	14,583	USD	10,300	Morgan Stanley	1/17/2025	(148)
JPY	4,049,184	USD	26,775	Morgan Stanley	1/17/2025	(988)
CHF	4,645	USD	5,178	Morgan Stanley	1/22/2025	(46)
USD	8,223	GBP	6,475	Morgan Stanley	1/23/2025	119
EUR	5,100	CAD	7,600	UBS AG	1/23/2025	(4)
SGD	1,400	USD	1,043	Standard Chartered Bank	1/23/2025	(17)

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
EUR	34,205	USD	35,984	Morgan Stanley	1/23/2025	$(519)
USD	9,213	NZD	15,964	HSBC Bank	1/24/2025	280
USD	5,055	AUD	7,936	HSBC Bank	1/24/2025	143
USD	3,361	GBP	2,650	Goldman Sachs	1/24/2025	44
USD	3,402	EUR	3,240	HSBC Bank	1/24/2025	43
NZD	666	USD	375	UBS AG	1/24/2025	(2)
NZD	929	USD	526	UBS AG	1/24/2025	(6)
CHF	612	USD	688	Citibank	1/24/2025	(12)
NOK	5,785	USD	521	UBS AG	1/24/2025	(13)
CAD	3,020	USD	2,125	Goldman Sachs	1/24/2025	(23)
SEK	32,900	USD	3,008	Standard Chartered Bank	1/24/2025	(31)
CNH	37,010	USD	5,081	Bank of America	1/24/2025	(36)
CNH	68,268	USD	9,382	Citibank	1/24/2025	(76)
USD	5,243	MXN	106,691	Morgan Stanley	1/27/2025	152
CAD	3,225	USD	2,329	HSBC Bank	2/10/2025	(82)
USD	4,013	JPY	594,510	HSBC Bank	3/6/2025	206
USD	3,954	JPY	588,629	UBS AG	3/10/2025	182
USD	1,057	JPY	159,761	Bank of America	3/10/2025	33
USD	4,405	CAD	6,285	Citibank	3/19/2025	20
NZD	855	USD	482	UBS AG	3/19/2025	(3)
NZD	5,405	USD	3,062	UBS AG	3/19/2025	(35)
USD	3,362	BRL	17,410	Citibank	4/1/2025	586
						$(57)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	$(3)	$—	$(3)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(12)	—	(12)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	3	—	3
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(332)	—	(332)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	(78)	—	(78)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(152)	—	(152)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(156)	—	(156)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	445	—	445
2.4475%	Annual	6-month EURIBOR	Semi-annual	11/11/2034	EUR5,770	41	—	41
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	222	—	222
6-month EURIBOR	Semi-annual	2.2377%	Annual	11/11/2054	EUR2,310	(38)	—	(38)
						$(60)	$—	$(60)

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(456)	$—	$(456)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	(462)	—	(462)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(903)	—	(903)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(1,299)	—	(1,299)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(875)	—	(875)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(1,942)	—	(1,942)
							$(5,937)	$—	$(5,937)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD26,605	$(2,053)	$(1,971)	$(82)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[18] (000)	Value at 12/31/2024[19] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD84,212	$1,881	$1,912	$(31)
Investments in affiliates16

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.46%
Capital Group Central Corporate Bond Fund	$52,692	$1,410	$31,216	$689	$(2,428)	$21,147	$1,410
Short-term securities 1.60%
Money market investments 1.60%
Capital Group Central Cash Fund 4.50%[17]	177,300	535,010	689,124	11	17	23,214	8,081
Total 3.06%				$700	$(2,411)	$44,361	$9,491

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,826	$5,298	.36%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,478	5,182.36
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,931	1,986.14
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,012	1,975.13
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,339	1,351.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,6,11]	6/23/2023	103	106.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[7,8]	9/13/2023	94	96.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[7,8]	9/13/2023-12/13/2024	7	7	.00 [20]
Total		$16,790	$16,001	1.10%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,001,000, which represented 1.10% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $119,008,000, which represented 8.22% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,138,000, which represented .15% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Amount less than one thousand.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,253,000, which represented .92% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $62,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Rate represents the seven-day yield at 12/31/2024.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[20]	Amount less than .01%.

American Funds Insurance Series	214

Capital World Bond Fund® (continued)

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate

Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

215	American Funds Insurance Series

American High-Income Trust®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 86.98%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 86.47%
Energy 13.70%
	3R Lux SARL 9.75% 2/5/2031[1]	USD875	$905
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	620	604
	Antero Midstream Partners, LP 6.625% 2/1/2032[1]	40	40
	Antero Resources Corp. 5.375% 3/1/2030[1]	130	126
	Archrock Partners, LP 6.25% 4/1/2028[1]	255	254
	Archrock Partners, LP 6.625% 9/1/2032[1]	420	420
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	277
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	650	634
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	500	497
	Baytex Energy Corp. 8.50% 4/30/2030[1]	520	532
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,470	1,434
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,157
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	125	128
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,572	2,569
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	1,061	1,059
	California Resources Corp. 7.125% 2/1/2026[1]	390	390
	California Resources Corp. 8.25% 6/15/2029[1]	520	528
	Chord Energy Corp. 6.375% 6/1/2026[1]	190	190
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,220	1,258
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	894
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	740	769
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	765
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,118
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	256
	CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,476
	CNX Resources Corp. 7.375% 1/15/2031[1]	861	885
	CNX Resources Corp. 7.25% 3/1/2032[1]	1,160	1,185
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	405	395
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,110	1,036
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,258	1,316
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	2,170	2,161
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	1,415	1,376
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,316
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	280
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	725	741
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,485	1,568
	Energean Israel Finance, Ltd. 5.375% 3/30/2028[1]	615	571
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,085	956
	Energy Transfer, LP 6.00% 2/1/2029[1]	55	56
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,120	1,135
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	186
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,591
	EQT Corp. 5.00% 1/15/2029	170	168
	EQT Corp. 3.625% 5/15/2031[1]	290	259
	Expand Energy Corp. 6.75% 4/15/2029[1]	755	764
	Expand Energy Corp. 5.375% 3/15/2030	1,290	1,262
	Expand Energy Corp. 4.75% 2/1/2032	370	345
	Expand Energy Corp. 4.875% 4/15/2032[2]	4,300	18
	Genesis Energy, LP 8.00% 1/15/2027	859	875
	Genesis Energy, LP 7.75% 2/1/2028	72	72
	Genesis Energy, LP 8.25% 1/15/2029	1,480	1,496
	Genesis Energy, LP 8.875% 4/15/2030	1,110	1,131
	Genesis Energy, LP 7.875% 5/15/2032	2,485	2,436
	Global Partners, LP 6.875% 1/15/2029	135	134
	Global Partners, LP 8.25% 1/15/2032[1]	575	592
	Gran Tierra Energy, Inc. 9.50% 10/15/2029[1]	240	224
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	175	176
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,065	1,065
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,734
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	900	917
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	156	152

American Funds Insurance Series	216

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Hess Midstream Operations, LP 6.50% 6/1/2029[1]	USD405	$409
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,324
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	389
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	941
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	871
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	871
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	897
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,783	1,822
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	265	271
	Matador Resources Co. 6.875% 4/15/2028[1]	425	431
	Matador Resources Co. 6.50% 4/15/2032[1]	820	812
	Matador Resources Co. 6.25% 4/15/2033[1]	595	578
	MEG Energy Corp. 5.875% 2/1/2029[1]	740	723
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	15
	Murphy Oil Corp. 6.375% 7/15/2028	243	244
	Murphy Oil Corp. 6.00% 10/1/2032	330	317
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	724
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	745	745
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,450	1,476
	Nabors Industries, Inc. 8.875% 8/15/2031[1]	710	660
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.585% 10/30/2028[3,4]	267	257
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	1,950	1,944
	NFE Financing, LLC 12.00% 11/15/2029[1]	16,173	17,006
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	785	796
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,500	1,513
	Noble Finance II, LLC 8.00% 4/15/2030[1]	1,395	1,410
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,880	1,911
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	310	320
	NuStar Logistics, LP 6.00% 6/1/2026	286	287
	Parkland Corp. 4.625% 5/1/2030[1]	440	404
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	59
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,840	2,025
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,165	1,184
	Permian Resources Operating, LLC 6.25% 2/1/2033[1]	1,625	1,605
	Petroleos Mexicanos 6.875% 10/16/2025	350	349
	Petroleos Mexicanos 4.50% 1/23/2026	440	425
	Petroleos Mexicanos 8.75% 6/2/2029	732	734
	Petroleos Mexicanos 6.84% 1/23/2030	155	142
	Petroleos Mexicanos 5.95% 1/28/2031	485	410
	Petroleos Mexicanos 7.69% 1/23/2050	155	117
	Petroleos Mexicanos 6.95% 1/28/2060	425	292
	Range Resources Corp. 4.875% 5/15/2025	362	361
	Range Resources Corp. 8.25% 1/15/2029	500	515
	Range Resources Corp. 4.75% 2/15/2030[1]	285	268
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	833	811
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	300
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	755	784
	Sunoco, LP 6.00% 4/15/2027	547	546
	Sunoco, LP 5.875% 3/15/2028	290	289
	Sunoco, LP 7.00% 5/1/2029[1]	300	308
	Sunoco, LP 4.50% 5/15/2029	1,970	1,859
	Sunoco, LP 4.50% 4/30/2030	1,880	1,745
	Sunoco, LP 7.25% 5/1/2032[1]	785	812
	Talos Production, Inc. 9.00% 2/1/2029[1]	1,310	1,345
	Talos Production, Inc. 9.375% 2/1/2031[1]	1,145	1,168
	Targa Resources Partners, LP 6.50% 7/15/2027	133	134
	Targa Resources Partners, LP 6.875% 1/15/2029	915	938
	Targa Resources Partners, LP 5.50% 3/1/2030	327	328
	Targa Resources Partners, LP 4.875% 2/1/2031	695	672
	TGS ASA 8.50% 1/15/2030[1]	710	729

217	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	USD486	$499
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	421	423
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	952	972
	Transocean, Inc. 8.75% 2/15/2030[1]	424	439
	Transocean, Inc. 8.50% 5/15/2031[1]	460	451
	Transocean, Inc. 6.80% 3/15/2038	425	349
	USA Compression Partners, LP 6.875% 9/1/2027	247	248
	USA Compression Partners, LP 7.125% 3/15/2029[1]	565	576
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,094
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	197
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,705	1,528
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,083
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	739
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	448
	Venture Global LNG, Inc. 7.00% 1/15/2030[1]	425	432
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	565	590
	Venture Global LNG, Inc., 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[1,5]	413	432
	Vital Energy, Inc. 7.875% 4/15/2032[1]	775	746
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	360
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	2,636	2,724
	Western Midstream Operating, LP 3.10% 2/1/2025	35	35
	Western Midstream Operating, LP 4.50% 3/1/2028	239	235
	Western Midstream Operating, LP 5.25% 2/1/2050	300	256
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	395	381
			127,713

Communication services 12.42%
	CCO Holdings, LLC 5.50% 5/1/2026[1]	102	102
	CCO Holdings, LLC 5.00% 2/1/2028[1]	901	869
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	345
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	298
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,211	2,936
	CCO Holdings, LLC 4.50% 8/15/2030[1]	2,634	2,367
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,954	3,451
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,653	2,331
	CCO Holdings, LLC 4.50% 5/1/2032	2,152	1,854
	CCO Holdings, LLC 4.50% 6/1/2033[1]	2,190	1,845
	CCO Holdings, LLC 4.25% 1/15/2034[1]	4,186	3,401
	Charter Communications Operating, LLC 5.25% 4/1/2053	400	324
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	515
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	276
	Cogent Communications Group, LLC 3.50% 5/1/2026[1]	690	669
	Connect Finco SARL 9.00% 9/15/2029[1]	4,715	4,300
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	210
	CSC Holdings, LLC 5.50% 4/15/2027[1]	300	269
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[3,4]	1,706	1,674
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	2
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	1,056	5
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[3,6]	90	99
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	1,606	1,566
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[3,4]	669	672
	DISH Network Corp. 11.75% 11/15/2027[1]	10,115	10,726
	EchoStar Corp. 10.75% 11/30/2029	3,652	3,930
	EchoStar Corp. 6.75% 11/30/2030[6]	3,366	3,058
	Embarq, LLC 7.995% 6/1/2036	4,224	2,316
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	445	444
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	35	34

American Funds Insurance Series	218

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	USD3,755	$3,777
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,600	2,588
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	3,161	3,157
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	50	53
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	225	239
	Gray Television, Inc. 10.50% 7/15/2029[1]	4,155	4,159
	Gray Television, Inc. 4.75% 10/15/2030[1]	791	432
	Gray Television, Inc. 5.375% 11/15/2031[1]	2,538	1,356
	Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.667% 12/1/2028[3,4]	2	2
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[3,4]	1,088	1,033
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	4,616	4,269
	Lamar Media Corp. 4.00% 2/15/2030	260	237
	Lamar Media Corp. 3.625% 1/15/2031	160	141
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	428
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,6]	2,558	921
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,6,7]	424	403
	News Corp. 3.875% 5/15/2029[1]	1,240	1,151
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	1,254	1,224
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,405	3,179
	Sirius XM Radio, LLC 3.125% 9/1/2026[1]	1,965	1,889
	Sirius XM Radio, LLC 5.00% 8/1/2027[1]	700	681
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	3,104	2,863
	Sirius XM Radio, LLC 5.50% 7/1/2029[1]	70	67
	Sirius XM Radio, LLC 4.125% 7/1/2030[1]	2,545	2,224
	Sirius XM Radio, LLC 3.875% 9/1/2031[1]	5,496	4,606
	Sprint Capital Corp. 6.875% 11/15/2028	316	336
	Sprint Capital Corp. 8.75% 3/15/2032	716	856
	Sprint, LLC 7.625% 3/1/2026	480	491
	Stagwell Global, LLC 5.625% 8/15/2029[1]	1,375	1,311
	TEGNA, Inc. 5.00% 9/15/2029	366	343
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	803
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,161
	Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,502
	Univision Communications, Inc. 4.50% 5/1/2029[1]	5,045	4,522
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,397	2,296
	Univision Communications, Inc. 8.50% 7/31/2031[1]	1,165	1,144
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.579% 6/24/2029[3,4]	68	69
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	2,030
	VZ Secured Financing BV 5.00% 1/15/2032[1]	600	532
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,623	1,497
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	957	873
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	197
	Ziggo BV 4.875% 1/15/2030[1]	865	796
			115,726

Consumer discretionary 9.22%
	Advance Auto Parts, Inc. 1.75% 10/1/2027	24	21
	Advance Auto Parts, Inc. 5.95% 3/9/2028	723	730
	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,206	1,076
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,539	1,276
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[3,4]	3,463	2,262
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.597% 2/2/2026[3,4]	1,202	787
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	661	666
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	265	251
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	1,405	1,282

219	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Allied Universal Holdco, LLC 7.875% 2/15/2031[1]	USD185	$189
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,849	1,907
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,275	1,188
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	600	548
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,886	1,932
	Bath & Body Works, Inc. 6.75% 7/1/2036	1,000	1,018
	Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.273% 10/16/2031[3,4]	594	600
	Boyd Gaming Corp. 4.75% 12/1/2027	441	427
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	575	532
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	617
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	4,154	3,893
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	1,345	1,371
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	880	885
	Carnival Corp. 5.75% 3/1/2027[1]	505	504
	Carnival Corp. 4.00% 8/1/2028[1]	2,155	2,044
	Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,672
	Champion Financing, LLC 8.75% 2/15/2029[1]	445	434
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	150	156
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,100	1,025
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	2,325	2,147
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,254
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]	334	335
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]	102	103
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	485
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	110
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	390
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	295	266
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	280	281
	Gap, Inc. 3.625% 10/1/2029[1]	170	153
	Gap, Inc. 3.875% 10/1/2031[1]	108	93
	Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	225	229
	Genting New York, LLC 7.25% 10/1/2029[1]	1,470	1,516
	Global Auto Holdings PLC 11.50% 8/15/2029[1]	785	800
	Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	605	620
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	704
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,956	2,088
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[3,4]	282	285
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	392
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	940
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	557
	Hyundai Capital America 1.65% 9/17/2026[1]	70	66
	International Game Technology PLC 4.125% 4/15/2026[1]	465	459
	International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,040
	KB Home 6.875% 6/15/2027	330	337
	KB Home 7.25% 7/15/2030	330	339
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	341
	Las Vegas Sands Corp. 6.20% 8/15/2034	725	729
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	3,610	3,376
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,450	1,506
	Levi Strauss & Co. 3.50% 3/1/2031[1]	1,175	1,030
	LGI Homes, Inc. 8.75% 12/15/2028[1]	445	467
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	470	480
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	305	314
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	206
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	997
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	637

American Funds Insurance Series	220

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	USD803	$801
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	690	645
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	590	564
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	488
	MGM Resorts International 5.50% 4/15/2027	200	199
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	374
	Newell Brands Inc. 6.625% 9/15/2029	435	443
	Newell Brands, Inc. 6.375% 5/15/2030	695	698
	Newell Brands, Inc. 6.625% 5/15/2032	435	439
	Party City Holdings, Inc. 0% 10/12/2028[7]	500	— [8]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,6,7]	2,510	251
	PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
	Petco Health and Wellness Co., Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 7.84% 3/3/2028[3,4]	525	511
	QVC, Inc. 4.45% 2/15/2025	580	577
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	508
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	624
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	70
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,310	1,301
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	1,725	1,747
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	1,790	1,787
	Saks Global Enterprises, LLC 11.00% 12/15/2029[1]	475	458
	Sally Holdings, LLC 6.75% 3/1/2032	2,422	2,429
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.59% 4/4/2029[3,4]	1,017	1,021
	Service Corp. International 3.375% 8/15/2030	190	166
	Service Corp. International 4.00% 5/15/2031	180	161
	Service Corp. International 5.75% 10/15/2032	350	340
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,836	1,697
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,669	2,397
	Station Casinos, LLC 6.625% 3/15/2032[1]	320	318
	STL Holding Co., LLC 8.75% 2/15/2029[1]	295	314
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	88
	Travel + Leisure Co. 4.50% 12/1/2029[1]	995	930
	Travel + Leisure Co. 4.625% 3/1/2030[1]	200	187
	Universal Entertainment Corp. 9.875% 8/1/2029[1]	2,095	2,091
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	550	557
	Valvoline, Inc. 3.625% 6/15/2031[1]	630	540
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	75	78
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	695	715
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	850	847
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	555	530
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	462
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	257
	Wynn Resorts Finance, LLC 6.25% 3/15/2033[1]	1,300	1,281
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	299
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	246
			85,954

Materials 8.93%
	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	512
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,495	1,572
	ArcelorMittal SA 7.00% 10/15/2039	488	521
	ArcelorMittal SA 6.75% 3/1/2041	755	778
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	690	593
	ATI, Inc. 4.875% 10/1/2029	690	658
	ATI, Inc. 7.25% 8/15/2030	375	386
	ATI, Inc. 5.125% 10/1/2031	775	733
	Avient Corp. 6.25% 11/1/2031[1]	225	222
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	249

221	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	USD460	$451
	Ball Corp. 6.875% 3/15/2028	465	476
	Ball Corp. 6.00% 6/15/2029	350	353
	Ball Corp. 2.875% 8/15/2030	160	137
	Ball Corp. 3.125% 9/15/2031	1,530	1,300
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,675	1,510
	Celanese US Holdings, LLC 6.80% 11/15/2030	265	274
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,158	1,152
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	2,346	2,190
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	2,030	2,011
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	795	778
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,025	1,819
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	2,035	2,001
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	140	138
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	655	535
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,615	3,475
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[1]	650	660
	CVR Partners, LP 6.125% 6/15/2028[1]	685	667
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,685	7,677
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	5,620	5,984
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	416
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	384
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	8,675
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,652
	Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[3,4]	615	617
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	505
	INEOS Finance PLC 7.50% 4/15/2029[1]	285	292
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	601
	LABL, Inc. 10.50% 7/15/2027[1]	160	155
	LSB Industries, Inc. 6.25% 10/15/2028[1]	625	607
	Magnera Corp. 4.75% 11/15/2029[1]	410	365
	Magnera Corp. 7.25% 11/15/2031[1]	410	401
	Mativ Holdings, Inc. 8.00% 10/1/2029[1]	200	193
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	387
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	900	915
	Methanex Corp. 5.125% 10/15/2027	2,415	2,365
	Methanex Corp. 5.25% 12/15/2029	462	445
	Methanex Corp. 5.65% 12/1/2044	465	400
	Methanex US Operations Inc. 6.25% 3/15/2032[1]	665	658
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	393	395
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,919	1,964
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,820	1,912
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	750	766
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,226	1,193
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	245	260
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,408
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,125	2,244
	NOVA Chemicals Corp. 7.00% 12/1/2031[1]	665	663
	Novelis Corp. 3.25% 11/15/2026[1]	690	658
	Novelis Corp. 4.75% 1/30/2030[1]	478	442
	Novelis Corp. 3.875% 8/15/2031[1]	987	851
	Olin Corp. 5.625% 8/1/2029	200	195
	Olin Corp. 5.00% 2/1/2030	180	169
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	185	177
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	622
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	761
	Summit Materials, LLC 7.25% 1/15/2031[1]	385	409
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	519
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	326
	Tronox, Inc. 4.625% 3/15/2029[1]	740	665

American Funds Insurance Series	222

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[3,4,6]	USD519	$524
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[3,4,6]	859	857
	Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.104% 11/30/2030[3,4]	195	196
	Veritiv Operating Co. 10.50% 11/30/2030[1]	495	534
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	598	620
			83,175

Health care 8.58%
	AdaptHealth, LLC 6.125% 8/1/2028[1]	535	524
	AdaptHealth, LLC 4.625% 8/1/2029[1]	1,015	914
	AdaptHealth, LLC 5.125% 3/1/2030[1]	1,755	1,600
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	795	756
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,949
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	905	828
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.689% 5/10/2027[3,4]	449	452
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	619	594
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	616	509
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,389	4,285
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,596	1,552
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	647	442
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	980	785
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	216
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,547	844
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	1,557	834
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[3,4]	1,332	1,302
	Biocon Biologics Global PLC 6.67% 10/9/2029[1]	250	240
	Centene Corp. 4.25% 12/15/2027	337	327
	Centene Corp. 4.625% 12/15/2029	1,495	1,415
	Centene Corp. 3.375% 2/15/2030	217	193
	Centene Corp. 3.00% 10/15/2030	295	255
	Centene Corp. 2.50% 3/1/2031	1,125	931
	Centene Corp. 2.625% 8/1/2031	615	507
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	177
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	550	505
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,510	1,451
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,845	1,517
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	792
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	600	613
	DaVita, Inc. 4.625% 6/1/2030[1]	945	870
	DaVita, Inc. 3.75% 2/15/2031[1]	225	195
	DaVita, Inc. 6.875% 9/1/2032[1]	2,300	2,320
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	2,855	3,029
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[3,4]	1,770	1,784
	Grifols SA 4.75% 10/15/2028[1]	1,755	1,615
	Grifols, SA 3.875% 10/15/2028	EUR340	319
	Grifols, SA 7.50% 5/1/2030	1,690	1,837
	HAH Group Holding Co., LLC 9.75% 10/1/2031[1]	USD550	551
	HCA, Inc. 3.50% 9/1/2030	180	164
	HCA, Inc. 4.625% 3/15/2052	233	182
	HCA, Inc. 7.50% 11/15/2095	250	264
	IQVIA, Inc. 5.00% 10/15/2026[1]	603	595
	IQVIA, Inc. 6.50% 5/15/2030[1]	660	672
	Jazz Securities DAC 4.375% 1/15/2029[1]	261	247
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	174	186

223	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Medline Borrower, LP 3.875% 4/1/2029[1]	USD580	$538
	Medline Borrower, LP 6.25% 4/1/2029[1]	2,179	2,205
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,700
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[3,4]	554	558
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	995	944
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	1,514	1,349
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,995	2,601
	Molina Healthcare, Inc. 6.25% 1/15/2033[1]	1,180	1,167
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	703	628
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	3,740	3,510
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	392
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,6]	2,512	2,483
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[1,6]	2,533	2,367
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[3,4,6]	1,761	1,745
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	630	639
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	390	398
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.835% 3/2/2027[3,4]	36	35
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	500
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	260
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,522
	Tenet Healthcare Corp. 4.375% 1/15/2030	895	832
	Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
	Tenet Healthcare Corp. 6.75% 5/15/2031	1,275	1,289
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	104
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	509	490
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	728
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	831
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,040	5,904
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	432
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,073
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	592
			79,980

Financials 7.71%
	AG Issuer, LLC 6.25% 3/1/2028[1]	1,211	1,206
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	392	407
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	631
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,460	1,410
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	663
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	800	793
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	2,505	2,531
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,220	1,151
	Aretec Group, Inc. 7.50% 4/1/2029[1]	2,943	2,933
	Aretec Group, Inc. 10.00% 8/15/2030[1]	720	787
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	369
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[3,4]	499	500
	Azorra Finance, Ltd. 7.75% 4/15/2030[1]	385	383
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	180	184
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	268	276
	Blackstone Private Credit Fund 6.00% 11/22/2034[1]	660	644
	Block, Inc. 2.75% 6/1/2026	1,640	1,582
	Block, Inc. 3.50% 6/1/2031	1,605	1,415
	Block, Inc. 6.50% 5/15/2032[1]	2,470	2,497
	Blue Owl Capital Corp. 3.40% 7/15/2026	290	281
	Blue Owl Capital Corp. III 3.125% 4/13/2027	600	566
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	952
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	387

American Funds Insurance Series	224

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	USD1,660	$1,742
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	450	454
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	3,746	3,375
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,799	2,368
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	3,375	3,242
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	775	713
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,276
	Hightower Holding, LLC 9.125% 1/31/2030[1]	195	206
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	1,100	1,119
	HUB International, Ltd. 7.25% 6/15/2030[1]	767	787
	HUB International, Ltd. 7.375% 1/31/2032[1]	630	640
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[3,4]	171	172
	Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	393
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,335	1,230
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[5]	160	143
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	661
	MSCI, Inc. 3.875% 2/15/2031[1]	630	577
	MSCI, Inc. 3.625% 11/1/2031[1]	341	307
	MSCI, Inc. 3.25% 8/15/2033[1]	584	494
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	385
	Navient Corp. 6.75% 6/25/2025	550	551
	Navient Corp. 6.75% 6/15/2026	640	649
	Navient Corp. 5.00% 3/15/2027	2,723	2,671
	Navient Corp. 4.875% 3/15/2028	550	525
	Navient Corp. 5.50% 3/15/2029	2,415	2,282
	Navient Corp. 9.375% 7/25/2030	300	321
	Navient Corp. 11.50% 3/15/2031	880	985
	Navient Corp. 5.625% 8/1/2033	1,753	1,519
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,360
	OneMain Finance Corp. 3.875% 9/15/2028	340	314
	OneMain Finance Corp. 6.625% 5/15/2029	610	618
	OneMain Finance Corp. 5.375% 11/15/2029	950	914
	OneMain Finance Corp. 7.875% 3/15/2030	915	955
	OneMain Finance Corp. 7.50% 5/15/2031	35	36
	OneMain Finance Corp. 7.125% 11/15/2031	1,165	1,188
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,266
	Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.021% 8/17/2028[3,4]	478	481
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	595
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,293	1,282
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	675	683
	Planet Financial Group, LLC 10.50% 12/15/2029[1]	230	234
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	494
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	720	677
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	805	797
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	655	634
	Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	495	508
	Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	375	376
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[3,4]	2,611	2,683
	Viking Baked Goods Acquisition Corp. 8.625% 11/1/2031[1]	465	458
			71,888

Industrials 6.86%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	163	162
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	265
	ADT Security Corp. 4.125% 8/1/2029[1]	200	184
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	925
	Ambipar Lux SARL 9.875% 2/6/2031[1]	380	380

225	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[3,4]	USD985	$984
	Amentum Holdings, Inc. 7.25% 8/1/2032[1]	2,220	2,239
	American Airlines, Inc. 8.50% 5/15/2029[1]	415	436
	Aramark Services, Inc. 5.00% 4/1/2025[1]	140	140
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	873
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	55	51
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,241
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	280	289
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	1,160	1,188
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,946
	Boeing Co. (The) 6.528% 5/1/2034	1,081	1,133
	Boeing Co. (The) 6.858% 5/1/2054	386	411
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	122
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	255	260
	Brink’s Co. (The) 4.625% 10/15/2027[1]	719	698
	Brink’s Co. (The) 6.50% 6/15/2029[1]	170	172
	Brink’s Co. (The) 6.75% 6/15/2032[1]	170	171
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	155
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	335	313
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	544
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	915	853
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	890	831
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	751
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	117
	CoreLogic, Inc. 4.50% 5/1/2028[1]	2,774	2,596
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[3,4]	660	645
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	980	934
	Enviri Corp. 5.75% 7/31/2027[1]	2,030	1,942
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	2,740	2,846
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	575	602
	Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[1]	385	378
	Fortress Transportation and Infrastructure Investors, LLC 7.875% 12/1/2030[1]	45	47
	Garda World Security Corp. 8.375% 11/15/2032[1]	1,735	1,768
	GFL Environmental, Inc. 4.00% 8/1/2028[1]	430	407
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	198
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	235	238
	Hertz Corp. (The) 4.625% 12/1/2026[1]	220	186
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	409	369
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	80	72
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	745	779
	Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[3,4]	349	352
	Icahn Enterprises, LP 6.25% 5/15/2026	538	534
	Icahn Enterprises, LP 5.25% 5/15/2027	2,969	2,814
	Icahn Enterprises, LP 9.75% 1/15/2029	1,275	1,280
	Icahn Enterprises, LP 4.375% 2/1/2029	675	564
	Icahn Enterprises, LP 10.00% 11/15/2029[1]	455	457
	LATAM Airlines Group SA 7.875% 4/15/2030[1]	80	81
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	1,068	1,075
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	309	311
	Moog, Inc. 4.25% 12/9/2027[1]	395	377
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	255
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	905	841
	OneSky Flight, LLC 8.875% 12/15/2029[1]	360	361
	Owens Corning 3.50% 2/15/2030	530	493
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	600
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	610	606

American Funds Insurance Series	226

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	USD475	$445
	Reworld Holding Corp. 4.875% 12/1/2029[1]	1,155	1,069
	Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,345
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	103
	Sabre GLBL, Inc. 8.625% 6/1/2027[1]	35	35
	Sabre GLBL, Inc. 10.75% 11/15/2029[1]	15	15
	Seagate HDD Cayman 8.25% 12/15/2029	190	203
	Seagate HDD Cayman 8.50% 7/15/2031	455	487
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	795	696
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	434
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	898	852
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	334	358
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	2,570	2,847
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[3,4]	1,087	1,101
	Standard Building Solutions, Inc. 6.50% 8/15/2032[1]	435	436
	Texas Combined Tirz I, LLC 0% 12/7/2062[1,7]	100	100
	Titan International, Inc. 7.00% 4/30/2028	750	738
	TransDigm, Inc. 5.50% 11/15/2027	1,030	1,013
	TransDigm, Inc. 6.375% 3/1/2029[1]	1,320	1,325
	TransDigm, Inc. 4.875% 5/1/2029	190	180
	TransDigm, Inc. 6.875% 12/15/2030[1]	355	361
	TransDigm, Inc. 6.625% 3/1/2032[1]	1,130	1,142
	Uber Technologies, Inc. 7.50% 9/15/2027[1]	395	402
	Uber Technologies, Inc. 6.25% 1/15/2028[1]	755	762
	Uber Technologies, Inc. 4.50% 8/15/2029[1]	310	300
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	116
	United Rentals (North America), Inc. 3.875% 2/15/2031	720	644
	United Rentals (North America), Inc. 3.75% 1/15/2032	505	443
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	308
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,600	1,628
	Wrangler Holdco Corp. 6.625% 4/1/2032[1]	325	331
	XPO, Inc. 7.125% 6/1/2031[1]	533	549
	XPO, Inc. 7.125% 2/1/2032[1]	270	277
			63,887

Information technology 6.77%
	Acuris Finance US, Inc. 9.00% 8/1/2029[1]	1,350	1,296
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	57
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,655	1,627
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	5,695	5,789
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,660	1,713
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[3,4]	1,619	1,626
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	1,875	1,678
	CommScope, LLC 6.00% 3/1/2026[1]	2,253	2,245
	CommScope, LLC 8.25% 3/1/2027[1]	1,122	1,074
	CommScope, LLC 7.125% 7/1/2028[1]	577	509
	CommScope, LLC 4.75% 9/1/2029[1]	135	120
	CommScope, LLC 9.50% 12/15/2031[1]	400	415
	CrowdStrike Holdings, Inc. 3.00% 2/15/2029	435	396
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	5,775	5,943
	Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	275	276
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[3,4]	300	305
	Entegris, Inc. 4.75% 4/15/2029[1]	370	355
	Fair Isaac Corp. 4.00% 6/15/2028[1]	1,835	1,733
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,9]	3,629	3,651

227	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,9]	USD261	$263
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	440	449
	Gartner, Inc. 4.50% 7/1/2028[1]	703	686
	Gartner, Inc. 3.75% 10/1/2030[1]	126	115
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	3,675	3,775
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	2,987
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,380	1,895
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	285
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	2,420	2,543
	McAfee Corp. 7.375% 2/15/2030[1]	865	841
	NCR Atleos Corp. 9.50% 4/1/2029[1]	1,075	1,166
	NCR Voyix Corp. 5.125% 4/15/2029[1]	343	328
	Open Text Corp. 3.875% 2/15/2028[1]	645	608
	Open Text Corp. 3.875% 12/1/2029[1]	250	227
	Open Text Holdings, Inc. 4.125% 12/1/2031[1]	220	195
	Shift4 Payments, LLC, 6.75% 8/15/2032[1]	800	814
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	342
	UKG, Inc. 6.875% 2/1/2031[1]	1,855	1,884
	Unisys Corp. 6.875% 11/1/2027[1]	815	795
	Viasat, Inc. 5.625% 9/15/2025[1]	545	542
	Viasat, Inc. 5.625% 4/15/2027[1]	4,790	4,641
	Viasat, Inc. 6.50% 7/15/2028[1]	870	706
	Viasat, Inc. 7.50% 5/30/2031[1]	2,394	1,667
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	209
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7,9]	542	546
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7,9]	3,110	3,133
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	374
	Zebra Technologies Corp. 6.50% 6/1/2032[1]	300	305
			63,129

Real estate 6.43%
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	2,063	1,654
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,322	996
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	465	413
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,197	1,183
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	220	209
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.997% 1/31/2030[3,4]	294	295
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	453
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	89
	Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	255	270
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,291
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,628	2,430
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	3,633	3,274
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,006	982
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	355
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	215
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,235	3,090
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,660	1,519
	Iron Mountain, Inc. 5.625% 7/15/2032[1]	220	210
	Iron Mountain, Inc. 6.25% 1/15/2033[1]	175	174
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	2,062
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,435
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	1,982
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	440	441
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,249	1,205

American Funds Insurance Series	228

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	USD780	$736
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	610	628
	MPT Operating Partnership, LP 3.325% 3/24/2025	EUR240	240
	MPT Operating Partnership, LP 2.50% 3/24/2026	GBP540	601
	MPT Operating Partnership, LP 5.25% 8/1/2026	USD257	237
	MPT Operating Partnership, LP 5.00% 10/15/2027	8,288	6,995
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,334	842
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	772
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	380	386
	Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	460	456
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	45	44
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	726
	SBA Communications Corp. 3.125% 2/1/2029	131	118
	Service Properties Trust 5.25% 2/15/2026	117	114
	Service Properties Trust 4.75% 10/1/2026	1,515	1,435
	Service Properties Trust 4.95% 2/15/2027	1,931	1,806
	Service Properties Trust 5.50% 12/15/2027	350	329
	Service Properties Trust 3.95% 1/15/2028	3,031	2,542
	Service Properties Trust 8.375% 6/15/2029	1,985	1,921
	Service Properties Trust 4.95% 10/1/2029	2,868	2,284
	Service Properties Trust 4.375% 2/15/2030	2,825	2,138
	Service Properties Trust 8.625% 11/15/2031[1]	4,520	4,724
	Service Properties Trust 8.875% 6/15/2032	1,050	973
	VICI Properties, LP 4.625% 6/15/2025[1]	620	618
	VICI Properties, LP 3.875% 2/15/2029[1]	1,130	1,066
			59,958

Consumer staples 3.77%
	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	882
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	993	905
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	444
	Amer Sports Co. 6.75% 2/16/2031[1]	700	710
	B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,324
	B&G Foods, Inc. 8.00% 9/15/2028[1]	965	993
	Central Garden & Pet Co. 4.125% 10/15/2030	915	823
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	1,575	1,394
	Coty, Inc. 5.00% 4/15/2026[1]	420	420
	Coty, Inc. 4.75% 1/15/2029[1]	1,310	1,250
	Coty, Inc. 6.625% 7/15/2030[1]	770	783
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,071
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	1,120	1,171
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	775	814
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[3,4]	160	160
	H.J. Heinz Co. 3.875% 5/15/2027	275	270
	H.J. Heinz Co. 4.375% 6/1/2046	26	21
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	370	328
	KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	504
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	455	434
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,757
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	390	353
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	700
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	573	532
	Performance Food Group, Inc. 6.125% 9/15/2032[1]	725	726
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	437
	Post Holdings, Inc. 4.625% 4/15/2030[1]	1,920	1,772
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,027
	Post Holdings, Inc. 6.25% 2/15/2032[1]	2,165	2,151
	Post Holdings, Inc. 6.375% 3/1/2033[1]	415	407
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	138	135

229	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	USD1,275	$1,120
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	558	516
	TreeHouse Foods, Inc. 4.00% 9/1/2028	2,075	1,887
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,288	2,257
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.107% 5/1/2031[3,4]	2,583	2,630
	US Foods, Inc. 4.625% 6/1/2030[1]	510	480
	US Foods, Inc. 5.75% 4/15/2033[1]	470	458
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,085	1,052
			35,098

Utilities 2.08%
	Aegea Finance SARL 9.00% 1/20/2031[1]	330	337
	AmeriGas Partners, LP 5.50% 5/20/2025	102	101
	AmeriGas Partners, LP 5.75% 5/20/2027	302	281
	Calpine Corp. 4.50% 2/15/2028[1]	150	144
	Calpine Corp. 5.125% 3/15/2028[1]	518	503
	Calpine Corp. 3.75% 3/1/2031[1]	500	447
	Comision Federal de Electricidad 5.70% 1/24/2030[1]	460	442
	DPL, Inc. 4.125% 7/1/2025	555	548
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5,10]	1,155	1,165
	FirstEnergy Corp. 2.25% 9/1/2030	980	844
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	355	361
	Lightning Power, LLC 7.25% 8/15/2032[1]	650	670
	MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.845% 3/28/2031[3,4]	279	283
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	96
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	210
	Pacific Gas and Electric Co. 4.95% 7/1/2050	745	648
	Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,385
	PG&E Corp. 5.00% 7/1/2028	3,100	3,031
	PG&E Corp. 5.25% 7/1/2030	3,365	3,296
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[5]	1,670	1,718
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,147	2,290
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[3,4]	281	283
	YPF Energia Electrica SA 7.875% 10/16/2032[1]	320	317
			19,400
	Total corporate bonds, notes & loans		805,908
U.S. Treasury bonds & notes 0.36%
U.S. Treasury 0.36%
	U.S. Treasury 4.25% 11/15/2034[11]	3,410	3,323

Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,7]	591	591

Municipals 0.05%
Puerto Rico 0.05%
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	327	201
	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	361	224
	Total municipals		425

American Funds Insurance Series	230

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.04%
	Honduras (Republic of) 8.625% 11/27/2034[1]	USD390	$388
	Total bonds, notes & other debt instruments (cost: $819,735,000)		810,635
Convertible bonds & notes 0.04%
Communication services 0.04%
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[6]	371	391
	Total convertible bonds & notes (cost: $395,000)		391

Common stocks 6.41%		Shares
Health care 2.20%
	Rotech Healthcare, Inc.[7,9,12]	201,793	17,812
	Endo, Inc.[12]	98,326	2,330
	Endo GUC Trust, Class A1[1,7,12]	192,719	72
	Endo, Inc., 1L 7.50% Escrow[7,12]	5,505,000	— [8]
	Endo, Inc., 1L 6.875% Escrow[7,12]	520,000	— [8]
	Endo, Inc., 1L 6.125% Escrow[7,12]	525,000	— [8]
	Mallinckrodt PLC[12]	3,631	321
			20,535

Energy 1.35%
	Constellation Oil Services Holding SA7,12	11,240,370	4,574
	Ascent Resources, LLC, Class A7,9	62,978	2,971
	New Fortress Energy, Inc., Class A13	109,372	1,654
	Expand Energy Corp.	16,161	1,609
	Altera Infrastructure, LP7,12	9,127	738
	Weatherford International	10,059	720
	Mesquite Energy, Inc.[7,12]	3,558	202
	Exxon Mobil Corp.	739	79
	Bighorn Permian Resources, LLC[7]	2,894	— [8]
			12,547

Information technology 1.30%
	Diebold Nixdorf, Inc.[12]	281,243	12,105

Utilities 1.13%
	Talen Energy Corp.[12]	50,368	10,148
	PG&E Corp.	18,786	379
			10,527

Consumer discretionary 0.15%
	NMG Parent, LLC[7,12]	9,965	1,222
	MYT Holding Co., Class B12	608,846	232
	Party City Holdco, Inc.[7,12]	126,254	— [8]
	Party City Holdco, Inc.[1,7,12]	1,260	— [8]
			1,454

Materials 0.14%
	Venator Materials PLC[7,12]	3,232	1,285

Real estate 0.08%
	WeWork, Inc.[7,12]	57,167	743

231	American Funds Insurance Series

American High-Income Trust® (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 0.03%
	Intelsat SA	8,182	$249
	iHeartMedia, Inc., Class A12	22,639	45
			294

Financials 0.03%
	Navient Corp.	20,000	266
	Total common stocks (cost: $40,714,000)		59,756
Preferred securities 0.43%
Consumer discretionary 0.24%
	MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	2,196

Industrials 0.19%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,12]	1,022	1,797
	Total preferred securities (cost: $2,933,000)		3,993
Rights & warrants 0.01%
Energy 0.01%
	Expand Energy Corporation, Class C, warrants, expire 2/9/2026[12]	457	39

Consumer discretionary 0.00%
	NMG Parent, LLC, warrants, expire 9/24/2027[7,12]	27,111	— [8]
	Total rights & warrants (cost: $439,000)		39

Short-term securities 4.90%
Money market investments 4.90%
	Capital Group Central Cash Fund 4.50%[14,15]	456,322	45,641
	Total short-term securities (cost: $45,638,000)		45,641
	Total investment securities 98.77% (cost: $909,854,000)		920,455
	Other assets less liabilities 1.23%		11,508
	Net assets 100.00%		$931,963

American Funds Insurance Series	232

American High-Income Trust® (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	111	4/3/2025	USD22,823	$(14)
5 Year U.S. Treasury Note Futures	Long	153	4/3/2025	16,265	(106)
10 Year Ultra U.S. Treasury Note Futures	Short	8	3/31/2025	(891)	13
10 Year U.S. Treasury Note Futures	Short	13	3/31/2025	(1,414)	25
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2025	(119)	6
					$(76)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD3,815	$(305)	$(262)	$(43)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	14,000	(1,080)	(1,167)	87
					$(1,385)	$(1,429)	$44
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.90%
Money market investments 4.90%
Capital Group Central Cash Fund 4.50%[14]	$27,114	$249,518	$230,999	$3	$5	$45,641	$1,402
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,12]	9/26/2013	$4,331	$17,812	1.91%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023	3,567	3,651.39
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023-12/13/2024	261	263.03
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7]	6/23/2023-10/22/2024	3,043	3,133.33

233	American Funds Insurance Series

American High-Income Trust® (continued)
Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources, LLC, Class A7	11/15/2016	$302	$2,971	.32%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7]	10/22/2024	523	546.06
Total		$12,027	$28,376	3.04%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,435,000, which represented 64.11% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,038,000, which represented 3.76% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Step bond; coupon rate may change at a later date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $28,376,000, which represented 3.04% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .03% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,654,000, which represented 0.18% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	234

American Funds Mortgage Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.77%		Principal amount (000)	Value (000)
Mortgage-backed obligations 84.59%
Federal agency mortgage-backed obligations 82.32%
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
	Fannie Mae Pool #256583 5.00% 12/1/2036[1,3]	29	28
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
	Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	132	110
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	228	182
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	293	234
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	16	13
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	75	63
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	157	134
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	84	72
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	5	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3	3
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	177	152
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	222	190
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	237	197
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	101	84
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	1	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	26	21
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	27	25
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	23	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	3	3
	Fannie Mae Pool #CA6409 2.50% 7/1/2050[1]	94	77
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18	14
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	4	4
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	66	54
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	136	107
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	11	9
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]	24	23
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	1,431	1,177
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[1,3]	1,550	1,226
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	355	280
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	180	156
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	24	20
	Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	33	28
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	392	323
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	23	19
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	2	2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	401	332
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	189	158
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	208	172
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	83	72
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	242	208
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	401	330
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	406	373
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,027	942
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	172	152
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	1,043	1,015
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	709	553

235	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	USD104	$100
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	37	37
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	34	33
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	444	419
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	97	94
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	1,125	1,030
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	9	8
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	68	67
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	101	103
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	83	84
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	27	24
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1,3]	2,984	2,882
	Fannie Mae Pool #CB6131 6.50% 4/1/2053[1]	245	253
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	65	67
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	44	41
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	1,784	1,724
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	50	49
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	52	51
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	277	279
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	270	261
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	778	770
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	369	372
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	562	529
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	209	207
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	449	453
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	93	87
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	562	529
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	293	289
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,357	1,341
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	44	45
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	14	15
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	325	334
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	81	80
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	509	521
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	237	243
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	918	865
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	1,538	1,519
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	156	154
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	146	144
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	44	45
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	137	139
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	286	292
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	18	19
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	289	290
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	249	253
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	44	45
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	38	39
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	22	22
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	302	311
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	95	87
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	582	589
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	382	387
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	183	184
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	137	138
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	127	127
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	64	65
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	40	40
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	8	8
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	781	804
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	464	479
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	137	141

American Funds Insurance Series	236

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	USD137	$140
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	91	93
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	82	84
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	51	53
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	230	232
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	198	200
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	151	151
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	86	87
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	56	57
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	31	31
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	29	30
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	20	20
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	19	19
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	10	10
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	376	384
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	179	183
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	519	514
	Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]	281	279
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	494	502
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	26	26
	Fannie Mae Pool #DB2354 4.50% 11/1/2054[1]	475	447
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	51	50
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	44	44
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	350	320
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]	188	177
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	119	105
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	130	114
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	45	37
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	45	43
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	751	653
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1	1
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	489	486
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	1,521	1,216
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	286	245
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	86	71
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	80	67
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	27	22
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
	Freddie Mac Pool #760014 3.426% 8/1/2045[1,4]	257	253
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	16	14
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	23	21
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	15	14
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	13	12
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	23	22
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	42	40
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	22	21
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	15	15
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]	37	36
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	15	13
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	135	117
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	4	4
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	177	139
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	186	153
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	309	243
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	1
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	2
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	287	227
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	209	179
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	70	56

237	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	USD58	$48
	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	152	136
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	985	886
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	7	6
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	1,493	1,270
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	689	587
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	1,296	1,104
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	115	98
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,114	1,051
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	599	581
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	217	215
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	236	229
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	103	102
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	337	324
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	325	307
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	737	757
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	30	26
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	377	355
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	41	40
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	116	112
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	81	78
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	90	89
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	228	215
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	1,475	1,426
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	54	55
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	26	25
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	288	285
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	61	62
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	56	57
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	39	40
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	28	29
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	837	828
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	51	51
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	37	37
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]	2,715	2,731
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	978	985
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	117	119
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	450	453
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	332	334
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	117	119
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	1,621	1,567
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,045	1,010
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	75	77
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	531	551
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	452	447
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,696	1,707
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,335	1,344
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	56	58
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	12	12
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	700	727
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	51	52
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	65	65
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	14	14
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	101	102
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	19	19
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	58	60
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	552	505
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	63	63
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	45	45
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	27	28

American Funds Insurance Series	238

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	USD476	$490
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	72	74
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	23	23
	Freddie Mac Pool #SD5706 6.50% 6/1/2054[1]	730	753
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	234	241
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	52	54
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	17	18
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	400	405
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	238	241
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	205	207
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	187	190
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	137	138
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	79	79
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	68	69
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	35	36
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	218	223
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	90	92
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	76	78
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	73	75
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	303	301
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	271	273
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	240	242
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	178	180
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	152	153
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	126	128
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	117	118
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	39	39
	Freddie Mac Pool #SD6323 6.50% 8/1/2054[1]	1,859	1,903
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	1,218	1,244
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	263	271
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	155	159
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	119	122
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	104	107
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	66	68
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	46	47
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	29	30
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	127	128
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	70	71
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	67	67
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	59	59
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	37	38
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	345	354
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	232	237
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	96	99
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	38	40
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	21	21
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]	994	909
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	533	488
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	487	459
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	232	212
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[1]	501	471
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	532	515
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	380	375
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	295
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	83	78
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	81	70
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	161	148

239	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	USD112	$104
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	21	18
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	88	84
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	27	23
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	16	14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	646	558
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	205	197
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	11	11
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	300	264
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	307	273
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	261	229
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	269	254
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	312	275
	Government National Mortgage Assn. 3.00% 1/1/2055[1,5]	50	43
	Government National Mortgage Assn. 5.00% 1/1/2055[1,5]	80	78
	Government National Mortgage Assn. 5.50% 1/1/2055[1,5]	273	271
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	581	557
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	240	223
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	48	46
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	485	452
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	66	69
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	75	71
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	157	155
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	10
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	79	78
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	78	69
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	184	166
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	84	76
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1,3]	792	742
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	87	70
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	35	29
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	77	62
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	332	272
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	81	66
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	518	436
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	324	269
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	71	59
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	172	143
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	145	121
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	44	37
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	228	191
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	62	54
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	4
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	161	149
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	248	235
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	14	14
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	81	75
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	1,527	1,445

American Funds Insurance Series	240

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #AN1825 4.507% 6/20/2065[1]	USD26	$25
	Government National Mortgage Assn. Pool #AO0461 4.542% 8/20/2065[1]	8	7
	Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065[1]	28	28
	Government National Mortgage Assn. Pool #AO0385 4.38% 1/20/2066[1]	164	163
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	206	150
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,5]	285	259
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,5]	125	120
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,5]	139	108
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,5]	1,035	879
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,5]	3,114	2,755
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]	1	1
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,5]	82	77
			91,235

Commercial mortgage-backed securities 1.52%
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,4,6]	100	100
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,4,6]	891	889
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,4,6]	119	119
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]	379	386
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,4,6]	88	88
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.886% 8/15/2039[1,4]	100	100
			1,682

Collateralized mortgage-backed obligations (privately originated) 0.75%
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	145	135
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	62	55
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,6]	199	187
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,4,6]	93	92
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,4,6]	241	244
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,4,6]	99	99
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]	9	9
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	15	15
			836
	Total mortgage-backed obligations		93,753
U.S. Treasury bonds & notes 8.46%
U.S. Treasury 8.46%
	U.S. Treasury 2.75% 2/28/2025	397	396
	U.S. Treasury 4.625% 2/28/2025	397	397
	U.S. Treasury 3.875% 3/31/2025	294	294
	U.S. Treasury 4.625% 6/30/2025	397	398
	U.S. Treasury 4.375% 7/31/2026	1,035	1,037
	U.S. Treasury 3.50% 9/30/2026	465	459
	U.S. Treasury 4.125% 7/31/2028	850	844
	U.S. Treasury 4.50% 5/31/2029	3,075	3,091
	U.S. Treasury 4.125% 11/30/2029	745	737
	U.S. Treasury 4.25% 6/30/2031	1,045	1,033
	U.S. Treasury 3.625% 9/30/2031	420	399
	U.S. Treasury 1.875% 2/15/2032	10	9

241	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2/15/2041[3]		USD240	$161
U.S. Treasury 3.25% 5/15/2042		106	86
U.S. Treasury 1.875% 11/15/2051		65	36
Total U.S. Treasury bonds & notes			9,377
Asset-backed obligations 1.72%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,6]		29	29
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,6]		10	10
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]		10	10
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		90	88
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]		28	28
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]		86	86
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]		28	28
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]		21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]		17	17
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]		257	262
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]		37	37
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,6]		19	19
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,6]		45	45
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		27	28
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		75	68
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]		95	85
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		117	109
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,4,6]		97	96
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	92
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]		81	82
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]		27	27
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		16	16
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		5	5
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		5	5
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	101
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]		501	502
			1,908
Total bonds, notes & other debt instruments (cost: $107,084,000)			105,038
Short-term securities 8.78%	Weighted average yield at acquisition
Commercial paper 2.44%
Cisco Systems, Inc. 2/7/2025[6]	4.550%	750	747
ING (U.S.) Funding, LLC 2/18/2025[6]	4.226	800	795
PepsiCo, Inc. 2/25/2025[6]	4.480	1,171	1,163
			2,705

American Funds Insurance Series	242

American Funds Mortgage Fund® (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 6.34%
Federal Farm Credit Banks 1/22/2025	4.220%	USD1,950	$1,945
Federal Home Loan Bank 1/2/2025	4.310	500	500
Federal Home Loan Bank 1/8/2025	4.550	1,100	1,099
Federal Home Loan Bank 2/7/2025	4.480	1,100	1,095
Federal Home Loan Bank 2/19/2025	4.362	1,000	995
Federal Home Loan Bank 2/26/2025	4.432	1,400	1,391
Total short-term securities (cost: $9,728,000)			9,730
Options purchased (equity style) 0.02%
Options purchased (equity style)*			17
Total options purchased (equity style) (cost: $24,000)			17
Total investment securities 103.57% (cost: $116,836,000)			114,785
Other assets less liabilities (3.57)%			(3,954)
Net assets 100.00%			$110,831
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	6	6/13/2025	USD97.00	USD1,500	$1
3 Month SOFR Futures Option	11	9/12/2025	97.00	2,750	2
3 Month SOFR Futures Option	15	9/12/2025	98.00	3,750	1
3 Month SOFR Futures Option	34	12/12/2025	97.00	8,500	13
					$17
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SOFR Futures	Short	3	9/17/2025	USD(719)	$(1)
2 Year U.S. Treasury Note Futures	Long	256	4/3/2025	52,636	(42)
5 Year U.S. Treasury Note Futures	Long	165	4/3/2025	17,540	(112)
10 Year Ultra U.S. Treasury Note Futures	Long	79	3/31/2025	8,794	(127)
10 Year U.S. Treasury Note Futures	Long	63	3/31/2025	6,851	(101)
20 Year U.S. Treasury Note Futures	Short	51	3/31/2025	(5,806)	160
30 Year Ultra U.S. Treasury Bond Futures	Long	19	3/31/2025	2,259	(118)
					$(341)

243	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$17	$—	$17
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	124	—	124
						$141	$—	$141

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $965,000, which represented .87% of the net assets of the fund.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,808,000, which represented
6.14% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	244

Ultra-Short Bond Fund
Investment portfolio December 31, 2024

Short-term securities 100.73%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 66.52%
Alberta (Province of) 1/3/2025[1]	4.560%	USD12,000	$11,996
Alphabet, Inc. 1/6/2025[1]	4.320	10,000	9,993
Australia & New Zealand Banking Group, Ltd. 2/27/2025[1]	4.471	10,000	9,930
Bank of Montreal 1/15/2025[1]	4.610	11,000	10,980
Banque et Caisse d’Epargne de l’Etat 3/18/2025	4.414	10,000	9,906
British Columbia (Province of) 1/28/2025	4.530	6,000	5,980
British Columbia (Province of) 2/25/2025	4.550	5,500	5,462
CAFCO, LLC 3/4/2025[1]	4.540	12,000	11,906
Caisse des Dépôts et Consignations 1/22/2025	4.550	11,000	10,971
Chevron Corp. 1/23/2025[1]	4.580	10,200	10,172
Cisco Systems, Inc. 1/17/2025[1]	4.600	7,000	6,986
DBS Bank, Ltd. 1/14/2025[1]	4.500	7,000	6,988
Desjardins Group 3/4/2025[1]	4.530	12,200	12,105
Honeywell International, Inc. 1/8/2025[1]	3.978	7,000	6,993
KfW 3/7/2025[1]	4.450	10,000	9,921
Komatsu Finance America, Inc. 1/2/2025[1]	4.550	6,000	5,998
Komatsu Finance America, Inc. 1/16/2025[1]	4.500	5,600	5,589
LVMH Moët Hennessy Louis Vuitton, Inc. 3/5/2025[1]	4.490	9,000	8,929
Manhattan Asset Funding Company, LLC 3/11/2025[1]	4.500	5,275	5,229
Novartis Finance Corp. 1/8/2025[1]	4.560	6,400	6,394
Oversea-Chinese Banking Corp., Ltd. 3/18/2025[1]	4.450	8,000	7,924
Paccar Financial Corp. 1/9/2025	4.560	12,000	11,987
PepsiCo, Inc. 2/25/2025[1]	4.480	11,100	11,025
Québec (Province of) 2/11/2025[1]	4.480	11,000	10,945
Sanofi 1/22/2025[1]	4.486	11,000	10,971
			225,280
Federal agency bills & notes 21.42%
Federal Farm Credit Banks 1/22/2025	4.220	11,100	11,071
Federal Farm Credit Banks 1/28/2025	4.198	10,000	9,969
Federal Farm Credit Banks 1/29/2025	4.327	10,000	9,969
Federal Home Loan Bank 1/3/2025	4.550	7,500	7,499
Federal Home Loan Bank 1/8/2025	4.550	7,600	7,595
Federal Home Loan Bank 1/15/2025	4.535	8,400	8,387
Federal Home Loan Bank 1/27/2025	4.500	2,400	2,393
Federal Home Loan Bank 2/12/2025	4.385	9,650	9,603
Federal Home Loan Bank 2/26/2025	4.432	6,100	6,061
			72,547
U.S. Treasury bills 12.79%
U.S. Treasury 1/2/2025	4.511	6,500	6,500
U.S. Treasury 1/9/2025	4.528	12,500	12,490
U.S. Treasury 1/16/2025	4.526	15,400	15,375
U.S. Treasury 1/21/2025	4.450	2,500	2,494
U.S. Treasury 2/4/2025	4.478	6,500	6,475
			43,334
Total short-term securities (cost: $341,138,000)			341,161
Total investment securities 100.73% (cost: $341,138,000)			341,161
Other assets less liabilities (0.73)%			(2,483)
Net assets 100.00%			$338,678

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,974,000, which represented 53.44% of the net assets of the fund.

245	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	246

U.S. Government Securities Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 87.68%		Principal amount (000)	Value (000)
Mortgage-backed obligations 54.53%
Federal agency mortgage-backed obligations 54.47%
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD10	$10
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	13	13
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	— [2]	— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	492	476
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,103	1,066
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	10
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	12
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13	13
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	4	4
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	18	18
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	7	7
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	25,357	21,189
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	272	271
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	146	145
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	30	30
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	128	128
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	20	19
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	78	78
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	12	12
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,503	2,082
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8	8
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,150	955
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17	16
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	745	618
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4	4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6	5
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	30	27
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	6
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	55	50
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,705	3,347
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	47	42
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	13	11
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	6	6
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	5
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	108	100
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,649	2,383
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	35	32
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	68	63
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	93	87
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	25	23
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	14	13
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	954	858
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	358	322
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	94	84
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	474	428
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	261	234
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	2,992	2,591
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	768	637
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	27	23
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	485	400
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	165	137
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,655	1,377
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	201	158
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	70	55
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	944	749

247	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	USD598	$470
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	9	7
	Fannie Mae Pool #FM6856 2.50% 4/1/2051[1]	359	296
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	4
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	4,728	4,092
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,392	1,145
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	168	139
	Fannie Mae Pool #FM8422 2.50% 8/1/2051[1]	517	422
	Fannie Mae Pool #FM8745 2.50% 9/1/2051[1]	1,290	1,052
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	611	504
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	387	315
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	44	35
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,083	894
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	698	608
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	58	47
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,039	1,751
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	412	321
	Fannie Mae Pool #FS5037 2.50% 2/1/2052[1]	394	322
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	175	145
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,222	2,789
	Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	419	385
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	7,485	6,106
	Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]	600	550
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	105	82
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	2,713	2,487
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	55	54
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	48	47
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	218	171
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	44	36
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,382	2,113
	Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,868	2,705
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	317	307
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	51	49
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,285	1,178
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	682	642
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,063	8,779
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	3,390	2,643
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	939	888
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	847	801
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	8,747	8,476
	Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	4,993	4,830
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	635	629
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	575	569
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	89	88
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	235	241
	Fannie Mae Pool #CB5118 4.00% 11/1/2052[1]	54	50
	Fannie Mae Pool #BX3198 4.00% 12/1/2052[1]	54	49
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,670	2,517
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,072	2,095
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	1,398	1,280
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	10	9
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	762	778
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	984	990
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	880	886
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	634	642
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	228	209
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	2,230	2,203
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	380	393
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	973	891
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	330	326
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	1,948	1,962

American Funds Insurance Series	248

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	USD1,380	$1,264
	Fannie Mae Pool #CB6590 4.00% 6/1/2053[1]	74	68
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	3,020	2,984
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,049	3,069
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,105	2,120
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	1,877	1,901
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,510	1,521
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,419	1,436
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	808	740
	Fannie Mae Pool #BW9646 4.00% 7/1/2053[1]	46	42
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	2,947	2,775
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	379	357
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,241	10,126
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,790	1,800
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	302	304
	Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	63	58
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	463	437
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	211	209
	Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	27	25
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	6,942	7,105
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	2,715	2,485
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	22,730	22,454
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	552	555
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	736	756
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	252	258
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	9,449	9,141
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	24	22
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	542	536
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	153	151
	Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	13,524	13,853
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	3,910	4,004
	Fannie Mae Pool #FS7990 4.00% 2/1/2054[1]	997	914
	Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	927	848
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	4,269	4,021
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	500	494
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,003	991
	Fannie Mae Pool #DA7881 5.50% 3/1/2054[1]	405	400
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	2,840	2,600
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	1,311	1,302
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	673	683
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	1,778	1,816
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,354	1,394
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	5,852	5,779
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	16,358	16,712
	Fannie Mae Pool #CB8507 6.50% 5/1/2054[1]	2,025	2,078
	Fannie Mae Pool #CB8751 4.50% 6/1/2054[1]	699	658
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,188	3,224
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	1,733	1,742
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	4,728	4,874
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	43	39
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	7,886	7,975
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	4,008	4,057
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	1,097	1,104
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	963	968
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	7,260	7,502
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	2,091	2,144
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	1,828	1,867
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,186	1,221
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	2,983	2,730
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	2,370	2,384
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	2,333	2,347

249	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	USD632	$635
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	240	243
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	123	124
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	98	99
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	29,174	29,803
	Fannie Mae Pool #MA5467 4.00% 9/1/2054[1]	472	432
	Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]	2,039	2,024
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[1]	2,996	2,742
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	1,486	1,503
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[1]	1,991	1,822
	Fannie Mae Pool #DC5704 4.00% 11/1/2054[1]	134	122
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	3,477	3,272
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	213	211
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	409	415
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	7,116	6,512
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,198	1,001
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	374	352
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	461	401
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	— [2]	— [2]
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
	Freddie Mac Pool #1H1354 7.008% 11/1/2036[1,3]	34	36
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	240	239
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	502	501
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	670	557
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	659	547
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,560	1,293
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	9,459	8,036
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	22	20
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	26	24
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	116	109
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	169	153
	Freddie Mac Pool #760014 3.426% 8/1/2045[1,3]	218	214
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	42	38
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	63	57
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,011	5,559
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	46	41
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	42	38
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	35	31
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	31	28
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	24	21
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	19	17
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	12	11
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	11	10
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,143	1,065
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	60	56
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	53	49
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	24	21
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14	13
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	93	87
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	5,717	5,304
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	168	161
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	87	84
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	61	58
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	18	17
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	135	121
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	41	37
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	324	292
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	165	148

American Funds Insurance Series	250

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	USD28	$24
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,216	955
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	1,862	1,534
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	33	26
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	55	43
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,101	1,661
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	141	122
	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	8,733	7,202
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	430	341
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	456	377
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	284	234
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	133	115
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	11,509	10,354
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	161	143
	Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]	352	322
	Freddie Mac Pool #8D0226 2.539% 5/1/2052[1,3]	443	398
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	8,770	7,463
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	755	615
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	3,327	2,834
	Freddie Mac Pool #SD4554 4.00% 8/1/2052[1]	142	130
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	184	173
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	793	768
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	48	46
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	42	40
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	860	810
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	212	200
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	126	118
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	9,945	9,638
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	1,428	1,308
	Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,308	3,119
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,216	3,032
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	84	79
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,052	1,011
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	966	913
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	1,987	1,966
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	4,578	4,699
	Freddie Mac Pool #QF8523 4.00% 2/1/2053[1]	771	706
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	799	732
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	905	895
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	855	860
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	464	467
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	86	81
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	808	799
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	527	521
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	4,025	4,048
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,803	1,815
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	272	281
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	1,525	1,508
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	15,501	15,596
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	3,899	3,926
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	1,995	2,009
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	907	914
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	429	434
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	393	399
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	275	278
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	197	202
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,126	2,188
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	1,872	1,920
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,758	1,816
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,716	1,773
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,239	1,282

251	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	USD932	$962
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	665	681
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	485	508
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	17,688	17,490
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	634	627
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	25,018	25,189
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	21,195	21,321
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	754	745
	Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	41,244	41,468
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,228	2,245
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	96	98
	Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	11,284	10,910
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	4,951	4,980
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	12,706	12,976
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	734	691
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,316	3,278
	Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]	11,362	11,638
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	1,763	1,614
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	804	757
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	7,471	7,752
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	171	161
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,058	2,033
	Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	5,495	5,628
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	447	458
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	9,857	10,230
	Freddie Mac Pool #QI0100 4.00% 2/1/2054[1]	161	147
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	983	971
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,408	4,460
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	227	228
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	527	521
	Freddie Mac Pool #SD8425 4.00% 4/1/2054[1]	525	481
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	587	583
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	106	104
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	497	503
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	492	488
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	435	437
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	2,668	2,746
	Freddie Mac Pool #RJ1535 6.50% 5/1/2054[1]	1,332	1,367
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	56	51
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	12,342	12,496
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	181	182
	Freddie Mac Pool #RJ1792 6.50% 6/1/2054[1]	3,120	3,209
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	1,159	1,195
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	716	736
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	8,817	8,885
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	3,217	3,251
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	263	266
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	7,694	7,870
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	3,031	3,095
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	2,570	2,641
	Freddie Mac Pool #QJ1153 4.00% 8/1/2054[1]	653	597
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,357	4,327
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	1,053	1,040
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	3,494	3,515
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	1,905	1,935
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	1,618	1,631
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	1,300	1,318
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	1,246	1,259
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	154	157
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	66,703	68,144
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	4,233	4,373

American Funds Insurance Series	252

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8480 4.00% 9/1/2054[1]	USD10,979	$10,045
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	516	522
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	288	293
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	266	270
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	244	247
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	159	160
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	8,143	8,319
	Freddie Mac Pool #SD6702 6.50% 9/1/2054[1]	5,242	5,387
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]	2,981	2,727
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]	5,433	5,513
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	2,586	2,366
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	23	22
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	77	71
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	2,754	2,720
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,815
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	3,717	3,457
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	741	636
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	299	258
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	3,799	3,506
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,380	3,125
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	811	680
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,136	1,008
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	377	359
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,596	3,153
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	444	421
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,655	1,562
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	631	551
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	340	297
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,438	1,316
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	14,585	14,017
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	3,732	3,466
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,055	954
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	369
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	3,614	3,418
	Government National Mortgage Assn. 3.00% 1/1/2055[1,4]	236	205
	Government National Mortgage Assn. 3.50% 1/1/2055[1,4]	55	49
	Government National Mortgage Assn. 5.00% 1/1/2055[1,4]	5	5
	Government National Mortgage Assn. 5.50% 1/1/2055[1,4]	1,905	1,889
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	62	64
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	11	11
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	129	135
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	26	27

253	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	USD137	$137
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	66	69
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,890	1,923
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	670	674
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	447	430
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	16	14
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	800	642
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	701	562
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,724	3,870
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,051	1,715
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	659	542
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,676	3,099
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	86	72
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,137	2,607
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,645	1,370
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,032	858
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	752	619
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	914	764
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	195	169
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	2,228	1,993
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	665	595
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	4,218	3,774
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	324	299
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	439	405
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	222	204
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	56	54
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,453	4,215
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,854	2,701
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,189	1,125
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	4,526	4,173
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	5,947	5,482
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	1,423	1,347
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	429	313
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,4]	1,115	985
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,4]	2,275	2,066
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,4]	920	883
	Uniform Mortgage-Backed Security 5.00% 1/1/2040[1,4]	780	776
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,4]	1,319	1,026
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,4]	1,231	1,002
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,4]	6,885	5,849
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,4]	19,863	17,570
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,4]	554	521
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,4]	5,792	5,591
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,4]	11,178	11,231
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,4]	682	642
			991,465

Collateralized mortgage-backed obligations 0.06%
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	1,073	1,008
	Total mortgage-backed obligations		992,473

U.S. Treasury bonds & notes 29.51%
U.S. Treasury 25.50%
	U.S. Treasury 4.625% 6/30/2025	5,863	5,878
	U.S. Treasury 3.125% 8/15/2025	390	387
	U.S. Treasury 3.00% 9/30/2025	3,090	3,062
	U.S. Treasury 5.00% 9/30/2025	3,170	3,187
	U.S. Treasury 3.00% 10/31/2025	1,395	1,382
	U.S. Treasury 4.25% 12/31/2025	17,685	17,691

American Funds Insurance Series	254

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.25% 1/31/2026	USD30,610	$30,618
	U.S. Treasury 4.625% 2/28/2026	9,375	9,415
	U.S. Treasury 4.625% 3/15/2026	11,050	11,100
	U.S. Treasury 4.50% 3/31/2026	1,435	1,439
	U.S. Treasury 4.875% 4/30/2026	35,525	35,812
	U.S. Treasury 0.875% 6/30/2026	2,065	1,966
	U.S. Treasury 4.50% 7/15/2026	10,366	10,406
	U.S. Treasury 4.375% 7/31/2026	25,795	25,846
	U.S. Treasury 4.625% 9/15/2026	10,209	10,272
	U.S. Treasury 3.50% 9/30/2026	11,100	10,963
	U.S. Treasury 4.50% 4/15/2027	30,000	30,158
	U.S. Treasury 0.50% 4/30/2027	1,250	1,147
	U.S. Treasury 2.625% 5/31/2027	2,290	2,205
	U.S. Treasury 3.75% 8/15/2027	5,043	4,980
	U.S. Treasury 3.625% 5/31/2028	14,850	14,528
	U.S. Treasury 1.25% 6/30/2028	3,325	2,998
	U.S. Treasury 4.00% 6/30/2028	6,907	6,838
	U.S. Treasury 1.00% 7/31/2028	970	864
	U.S. Treasury 4.125% 7/31/2028	17,685	17,567
	U.S. Treasury 2.625% 2/15/2029	3,270	3,058
	U.S. Treasury 4.50% 5/31/2029	17,450	17,540
	U.S. Treasury 2.625% 7/31/2029	9,309	8,640
	U.S. Treasury 4.00% 7/31/2029	15,070	14,839
	U.S. Treasury 4.125% 10/31/2029	4,800	4,747
	U.S. Treasury 4.125% 11/30/2029	10,200	10,088
	U.S. Treasury 3.75% 6/30/2030	17,030	16,481
	U.S. Treasury 4.625% 9/30/2030	1,290	1,303
	U.S. Treasury 4.875% 10/31/2030	625	639
	U.S. Treasury 4.25% 6/30/2031	9,625	9,509
	U.S. Treasury 4.125% 11/30/2031	3,240	3,172
	U.S. Treasury 2.75% 8/15/2032	8,095	7,184
	U.S. Treasury 3.875% 8/15/2033	3,180	3,029
	U.S. Treasury 4.375% 5/15/2034	4,992	4,919
	U.S. Treasury 3.875% 8/15/2034	1,970	1,864
	U.S. Treasury 4.50% 8/15/2039[6]	13,655	13,303
	U.S. Treasury 4.625% 2/15/2040	90	89
	U.S. Treasury 1.375% 11/15/2040	1,945	1,206
	U.S. Treasury 3.875% 5/15/2043	820	723
	U.S. Treasury 4.375% 8/15/2043	40	38
	U.S. Treasury 4.125% 8/15/2044[6]	11,760	10,654
	U.S. Treasury 2.50% 2/15/2045	4,850	3,369
	U.S. Treasury 2.50% 2/15/2046	3,900	2,669
	U.S. Treasury 2.50% 5/15/2046	1,585	1,080
	U.S. Treasury 2.875% 11/15/2046	2,700	1,964
	U.S. Treasury 3.00% 8/15/2048	750	549
	U.S. Treasury 2.375% 11/15/2049	1,435	914
	U.S. Treasury 1.25% 5/15/2050[6]	14,825	7,044
	U.S. Treasury 1.375% 8/15/2050	4,330	2,116
	U.S. Treasury 1.625% 11/15/2050[6]	26,165	13,671
	U.S. Treasury 1.875% 2/15/2051	5,892	3,283
	U.S. Treasury 2.375% 5/15/2051	6,280	3,955
	U.S. Treasury 2.00% 8/15/2051	5,226	2,991
	U.S. Treasury 1.875% 11/15/2051	3,164	1,748
	U.S. Treasury 3.00% 8/15/2052	895	643
	U.S. Treasury 4.00% 11/15/2052	1,849	1,613
	U.S. Treasury 4.75% 11/15/2053	205	203
	U.S. Treasury 4.25% 2/15/2054[6]	11,130	10,171

255	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.625% 5/15/2054	USD5,610	$5,461
	U.S. Treasury 4.25% 8/15/2054	6,935	6,346
	U.S. Treasury, interest only, 0% 11/15/2040[6]	1,110	499
			464,023

U.S. Treasury inflation-protected securities 4.01%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	4,192	4,168
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,360	2,347
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	11,082	10,776
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,870	2,751
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[7]	36,185	35,591
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]	1,060	934
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	3,296	2,859
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[7]	6,976	6,764
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]	137	133
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	1,460	1,119
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]	1,702	1,248
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	314	229
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	357	208
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	140	77
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	1,253	1,005
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]	3,050	2,826
			73,035
	Total U.S. Treasury bonds & notes		537,058
Federal agency bonds & notes 3.64%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	136	134
	Fannie Mae 7.125% 1/15/2030[6]	2,000	2,242
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,273
	Federal Home Loan Bank 5.50% 7/15/2036	300	318
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,706
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,652
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,866
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,750
	Tennessee Valley Authority 5.88% 4/1/2036	875	949
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	222
	Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	729	685
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,660
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,139	1,161
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,220	2,201
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,226	2,176
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	9,885
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	2,940
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,919
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,793	1,663
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,194	2,001

American Funds Insurance Series	256

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		USD2,327	$2,101
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,462
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	292
			66,258
Total bonds, notes & other debt instruments (cost: $1,651,123,000)			1,595,789
Short-term securities 14.50%	Weighted average yield at acquisition
Commercial paper 5.39%
Alphabet, Inc. 1/6/2025[5]	4.320%	10,000	9,993
CHARTA, LLC 1/9/2025[5]	4.580	27,000	26,972
Chevron Corp. 1/23/2025[5]	4.580	12,200	12,166
Cisco Systems, Inc. 2/7/2025[5]	4.550	14,000	13,936
Honeywell International, Inc. 1/8/2025[5]	3.978	20,000	19,981
Paccar Financial Corp. 1/8/2025	4.560	10,000	9,990
Paccar Financial Corp. 1/9/2025	4.560	5,000	4,994
			98,032

U.S. Treasury bills 0.41%
U.S. Treasury 2/6/2025	4.231	7,500	7,469

Federal agency bills & notes 8.70%
Federal Farm Credit Banks 1/22/2025	4.220	21,950	21,893
Federal Farm Credit Banks 1/29/2025	4.380	3,300	3,290
Federal Home Loan Bank 1/2/2025	4.310	10,200	10,200
Federal Home Loan Bank 1/15/2025	4.535	10,800	10,783
Federal Home Loan Bank 1/23/2025	4.255	20,000	19,950
Federal Home Loan Bank 2/7/2025	4.480	5,000	4,979
Federal Home Loan Bank 2/14/2025	4.260	11,255	11,198
Federal Home Loan Bank 2/24/2025	4.225	17,350	17,242
Federal Home Loan Bank 2/26/2025	4.432	10,000	9,935
Federal Home Loan Bank 3/5/2025	4.365	9,250	9,183
Federal Home Loan Bank 3/12/2025	4.235	20,000	19,838
Federal Home Loan Bank 3/21/2025	4.235	20,000	19,817
Total short-term securities (cost: $263,790,000)			263,809
Options purchased (equity style) 0.01%
Options purchased (equity style)*			247
Total options purchased (equity style) (cost: $371,000)			247
Total investment securities 102.19% (cost: $1,915,284,000)			1,859,845
Other assets less liabilities (2.19)%			(39,818)
Net assets 100.00%			$1,820,027

257	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	203	3/14/2025	USD97.00	USD50,750	$2
3 Month SOFR Futures Option	178	6/13/2025	97.00	44,500	18
3 Month SOFR Futures Option	427	9/12/2025	97.00	106,750	91
3 Month SOFR Futures Option	517	9/12/2025	98.00	129,250	45
3 Month SOFR Futures Option	243	12/12/2025	97.00	60,750	91
					$247
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	96	3/3/2025	USD38,281	$14
30 Day Federal Funds Futures	Short	11	5/1/2025	(4,392)	(1)
30 Day Federal Funds Futures	Long	14	8/1/2025	5,598	4
3 Month SOFR Futures	Long	16	3/19/2025	3,826	1
3 Month SOFR Futures	Long	271	6/18/2025	64,921	(416)
3 Month SOFR Futures	Short	25	9/17/2025	(5,997)	2
3 Month SOFR Futures	Long	404	3/18/2026	97,016	(56)
3 Month SOFR Futures	Long	3	6/17/2026	721	(7)
2 Year U.S. Treasury Note Futures	Long	4,157	4/3/2025	854,718	(722)
5 Year U.S. Treasury Note Futures	Long	4,159	4/3/2025	442,121	(2,781)
10 Year Ultra U.S. Treasury Note Futures	Long	1,237	3/31/2025	137,694	(2,336)
10 Year U.S. Treasury Note Futures	Long	1,063	3/31/2025	115,601	(1,652)
20 Year U.S. Treasury Note Futures	Short	994	3/31/2025	(113,161)	3,128
30 Year Ultra U.S. Treasury Bond Futures	Long	387	3/31/2025	46,017	(2,095)
					$(6,917)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD529,000	$— [2]	$—	$— [2]
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	396	—	396
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD20,100	396	—	396
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	457	—	457
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	99	—	99
4.8189%	Annual	SOFR	Annual	8/25/2025	USD8,640	29	—	29
4.8195%	Annual	SOFR	Annual	9/1/2025	USD10,300	36	—	36
4.225%	Annual	SOFR	Annual	9/30/2025	USD27,550	4	—	4

American Funds Insurance Series	258

U.S. Government Securities Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD1,381	$(5)	$—	$(5)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	3	—	3
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	1	—	1
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— [2]	—	— [2]
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	11	—	11
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	5	—	5
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	4	—	4
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	3	—	3
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	3	—	3
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	3	—	3
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	3	—	3
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	123	—	123
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	122	—	122
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	271	—	271
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	131	—	131
4.8705%	Annual	SOFR	Annual	4/18/2026	USD12,640	114	—	114
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	272	—	272
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	228	—	228
4.659%	Annual	SOFR	Annual	5/17/2026	USD55,600	379	—	379
SOFR	Annual	4.528%	Annual	6/18/2026	USD5,300	(29)	—	(29)
SOFR	Annual	4.5265%	Annual	6/18/2026	USD5,380	(30)	—	(30)
SOFR	Annual	4.5335%	Annual	6/18/2026	USD10,700	(60)	—	(60)
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(75)	—	(75)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(122)	—	(122)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(133)	—	(133)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(66)	—	(66)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(130)	—	(130)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	255	—	255
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	(220)	—	(220)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(198)	—	(198)
3.616%	Annual	SOFR	Annual	2/20/2028	USD4,700	(33)	—	(33)
3.624%	Annual	SOFR	Annual	2/20/2028	USD9,800	(67)	—	(67)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(126)	—	(126)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	114	—	114
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	109	—	109
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	91	—	91
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	7,962	—	7,962
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(106)	—	(106)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(95)	—	(95)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(85)	—	(85)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(87)	—	(87)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(87)	—	(87)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(114)	—	(114)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(91)	—	(91)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(97)	—	(97)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(107)	—	(107)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(99)	—	(99)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(113)	—	(113)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(957)	—	(957)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,695	—	2,695
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(2)	—	(2)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(5)	—	(5)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	(4)	—	(4)

259	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.061%	Annual	8/24/2033	USD3,230	$— [2]	$—	$— [2]
SOFR	Annual	3.9519%	Annual	8/25/2033	USD3,225	26	—	26
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	39	—	39
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	162	—	162
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,090	—	1,090
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,468)	—	(1,468)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(369)	—	(369)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(351)	—	(351)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	171	—	171
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	553	—	553
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	101	—	101
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	95	—	95
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	224	—	224
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	222	—	222
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	133	—	133
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	124	—	124
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	118	—	118
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	116	—	116
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	118	—	118
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	138	—	138
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	245	—	245
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	133	—	133
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	114	—	114
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	135	—	135
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,869	134	—	134
SOFR	Annual	3.6815%	Annual	2/20/2054	USD2,700	124	—	124
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	20	—	20
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	334	—	334
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	335	—	335
						$13,792	$—	$13,792

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,055,000, which represented
4.62% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,623,000, which represented 1.08% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	260

Managed Risk Growth Fund
Investment portfolio December 31, 2024

Growth funds 84.67%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,495,427	$445,562
Total growth funds (cost: $291,586,000)		445,562
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,694,312	52,786
Total fixed income funds (cost: $54,244,000)		52,786
Short-term securities 4.96%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	26,122,149	26,122
Total short-term securities (cost: $26,122,000)		26,122
Options purchased (equity style) 0.32%
Options purchased (equity style)*		1,702
Total options purchased (cost: $2,389,000)		1,702
Total investment securities 99.98% (cost: $374,341,000)		526,172
Other assets less liabilities 0.02%		90
Net assets 100.00%		$526,262
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	10	USD5,882	USD4,150.00	3/21/2025	$7
S&P 500 Index	10	5,882	4,225.00	3/21/2025	8
S&P 500 Index	10	5,882	4,250.00	3/21/2025	8
S&P 500 Index	95	55,875	4,025.00	6/20/2025	178
S&P 500 Index	100	58,816	4,050.00	6/20/2025	186
S&P 500 Index	75	44,112	4,150.00	6/20/2025	153
S&P 500 Index	425	249,969	4,325.00	6/20/2025	1,037
S&P 500 Index	10	5,882	4,400.00	6/20/2025	26
S&P 500 Index	10	5,882	4,450.00	6/20/2025	28
S&P 500 Index	25	14,704	4,475.00	6/20/2025	71
					$1,702

261	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
British Pound Currency Futures	Short	1	3/17/2025	USD(78)	$— [2]
Euro Currency Futures	Short	7	3/17/2025	(909)	4
Russell 2000 E-mini Index Futures	Short	4	3/21/2025	(450)	2
Mini MSCI Emerging Markets Index Futures	Short	15	3/21/2025	(805)	10
Euro Stoxx 50 Index Futures	Short	19	3/21/2025	(963)	(4)
S&P Mid 400 E-mini Index Futures	Short	15	3/21/2025	(4,720)	15
S&P 500 E-mini Index Futures	Short	107	3/21/2025	(31,756)	440
5 Year U.S. Treasury Note Futures	Long	5	3/31/2025	532	(4)
					$463
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.67%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$36,510	$133,380	$40,997	$70,240	$445,562	$2,417	$10,033
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	30,350	26,722	(245)	(1,346)	52,786	2,300	—
Total 94.70%				$40,752	$68,894	$498,348	$4,717	$10,033

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	262

Managed Risk International Fund
Investment portfolio December 31, 2024

Growth funds 84.60%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,420,484	$96,701
Total growth funds (cost: $84,621,000)		96,701
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,237,483	11,472
Total fixed income funds (cost: $11,769,000)		11,472
Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	5,228,515	5,229
Total short-term securities (cost: $5,229,000)		5,229
Options purchased (equity style) 0.43%
Options purchased (equity style)*		492
Total options purchased (cost: $577,000)		492
Total investment securities 99.64% (cost: $102,196,000)		113,894
Other assets less liabilities 0.36%		414
Net assets 100.00%		$114,308
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
iShares MSCI EAFE ETF	200	USD1,512	USD60.00	3/21/2025	$3
iShares MSCI EAFE ETF	2,600	19,659	65.00	3/21/2025	94
iShares MSCI EAFE ETF	7,000	52,927	60.00	6/20/2025	395
					$492
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Short	10	3/21/2025	USD(2,968)	$26
Mini MSCI Emerging Markets Index Futures	Short	79	3/21/2025	(4,242)	54
MSCI EAFE Index Futures	Short	51	3/21/2025	(5,781)	24
5 Year U.S. Treasury Note Futures	Long	4	3/31/2025	425	(3)
					$101

263	American Funds Insurance Series

Managed Risk International Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.60%
American Funds Insurance Series – International Fund, Class 1	$105,419	$7,805	$19,283	$1,546	$1,214	$96,701	$1,435	$—
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	5,417	6,038	(11)	(304)	11,472	512	—
Total 94.63%				$1,535	$910	$108,173	$1,947	$—

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	264

Managed Risk Washington Mutual Investors Fund
Investment portfolio December 31, 2024

Growth-and-income funds 84.76%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	16,198,486	$273,106
Total growth-and-income funds (cost: $208,094,000)		273,106
Fixed income funds 10.10%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,391,471	32,524
Total fixed income funds (cost: $33,783,000)		32,524
Short-term securities 4.87%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	15,689,917	15,690
Total short-term securities (cost: $15,690,000)		15,690
Options purchased (equity style) 0.26%
Options purchased (equity style)*		851
Total options purchased (cost: $1,491,000)		851
Total investment securities 99.99% (cost: $259,058,000)		322,171
Other assets less liabilities 0.01%		35
Net assets 100.00%		$322,206
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	20	USD11,763	USD4,050.00	3/21/2025	$13
S&P 500 Index	85	49,994	4,125.00	3/21/2025	60
S&P 500 Index	10	5,882	4,150.00	3/21/2025	7
S&P 500 Index	115	67,639	4,175.00	3/21/2025	85
S&P 500 Index	10	5,882	4,225.00	3/21/2025	8
S&P 500 Index	10	5,881	4,025.00	6/20/2025	19
S&P 500 Index	5	2,941	4,150.00	6/20/2025	10
S&P 500 Index	200	117,632	4,325.00	6/20/2025	488
S&P 500 Index	10	5,882	4,350.00	6/20/2025	25
S&P 500 Index	40	23,526	4,400.00	6/20/2025	104
S&P 500 Index	10	5,882	4,575.00	6/20/2025	32
					$851

265	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	29	3/21/2025	USD8,607	$(66)
Euro Stoxx 50 Index Futures	Short	1	3/21/2025	(51)	— [2]
5 Year U.S. Treasury Note Futures	Long	10	3/31/2025	1,063	(8)
					$(74)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.76%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$12,410	$57,260	$222	$42,364	$273,106	$4,861	$2,242
Fixed income funds 10.10%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	13,983	12,845	(836)	(187)	32,524	1,367	—
Total 94.86%				$(614)	$42,177	$305,630	$6,228	$2,242

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	266

Managed Risk Growth-Income Fund
Investment portfolio December 31, 2024

Growth-and-income funds 79.79%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	24,959,133	$1,736,906
Total growth-and-income funds (cost: $1,305,889,000)		1,736,906
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,132,987	325,683
Total fixed income funds (cost: $334,537,000)		325,683
Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	104,006,098	104,006
Total short-term securities (cost: $104,006,000)		104,006
Options purchased (equity style) 0.39%
Options purchased (equity style)*		8,473
Total options purchased (cost: $15,165,000)		8,473
Total investment securities 99.92% (cost: $1,759,597,000)		2,175,068
Other assets less liabilities 0.08%		1,798
Net assets 100.00%		$2,176,866
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	570	USD335,253	USD4,125.00	3/21/2025	$405
S&P 500 Index	1,600	941,061	4,150.00	3/21/2025	1,128
S&P 500 Index	455	267,614	4,175.00	3/21/2025	337
S&P 500 Index	40	23,526	4,225.00	3/21/2025	32
S&P 500 Index	30	17,645	4,250.00	3/21/2025	24
S&P 500 Index	2,000	1,176,326	4,325.00	6/20/2025	4,880
S&P 500 Index	345	202,916	4,400.00	6/20/2025	895
S&P 500 Index	50	29,408	4,450.00	6/20/2025	138
S&P 500 Index	10	5,882	4,475.00	6/20/2025	28
S&P 500 Index	50	29,408	4,550.00	6/20/2025	154
S&P 500 Index	40	23,527	4,225.00	9/19/2025	143
S&P 500 Index	80	47,053	4,300.00	9/19/2025	309
					$8,473

267	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	340	3/21/2025	USD100,908	$(992)
5 Year U.S. Treasury Note Futures	Long	30	3/31/2025	3,189	(25)
					$(1,017)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.79%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$134,773	$439,404	$32,053	$259,859	$1,736,906	$22,773	$79,172
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	141,378	134,316	(9,307)	(140)	325,683	14,454	—
Total 94.75%				$22,746	$259,719	$2,062,589	$37,227	$79,172

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	268

Managed Risk Asset Allocation Fund
Investment portfolio December 31, 2024

Asset allocation funds 94.95%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	73,866,282	$1,923,478
Total asset allocation funds (cost: $1,760,245,000)		1,923,478
Short-term securities 5.01%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	101,436,070	101,436
Total short-term securities (cost: $101,436,000)		101,436
Options purchased (equity style) 0.07%
Options purchased (equity style)*		1,451
Total options purchased (cost: $1,946,000)		1,451
Total investment securities 100.03% (cost: $1,863,627,000)		2,026,365
Other assets less liabilities (0.03)%		(515)
Net assets 100.00%		$2,025,850
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	80	USD47,053	USD4,125.00	3/21/2025	$57
S&P 500 Index	20	11,763	4,175.00	3/21/2025	15
S&P 500 Index	15	8,822	4,025.00	6/20/2025	28
S&P 500 Index	35	20,586	4,050.00	6/20/2025	65
S&P 500 Index	5	2,941	4,150.00	6/20/2025	10
S&P 500 Index	390	229,384	4,325.00	6/20/2025	952
S&P 500 Index	20	11,763	4,350.00	6/20/2025	50
S&P 500 Index	20	11,763	4,450.00	6/20/2025	55
S&P 500 Index	10	5,882	4,550.00	6/20/2025	31
S&P 500 Index	35	20,586	4,575.00	6/20/2025	111
S&P 500 Index	20	11,763	4,300.00	9/19/2025	77
					$1,451
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	52	3/21/2025	USD15,433	$(409)
5 Year U.S. Treasury Note Futures	Long	368	3/31/2025	39,120	(314)
					$(723)

269	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$140,909	$395,647	$52,518	$126,206	$1,923,478	$45,418	$84,687

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	270

Financial statements
Statements of assets and liabilities at December 31, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,756,104	$2,967,592	$46,786,648	$6,391,198	$3,348,513
Affiliated issuers	283,574	63,522	1,049,697	397,476	94,686
Cash	109	80	226	49	827
Cash collateral received for securities on loan	1	2,292	2,112	139	1,376
Cash collateral pledged for futures contracts	—	—	—	—	185
Cash collateral pledged for swap contracts	—	—	—	—	17
Cash denominated in currencies other than U.S. dollars	100	26	1,253	460	280
Unrealized appreciation on open forward currency contracts	—	—	—	—	220
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	1,402	27	—	791	293
Sales of fund’s shares	20,266	3,082	19,594	24,685	2,798
Dividends and interest	12,376	2,844	17,888	14,048	7,358
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	1
Securities lending income	9	17	6	11	23
Other	—	— †	—	—	— †
	8,073,941	3,039,482	47,877,424	6,828,857	3,456,577
Liabilities:
Collateral for securities on loan	8	22,924	21,119	1,385	13,763
Unrealized depreciation on open forward currency contracts	—	—	—	—	140
Bilateral swaps, at value	—	—	—	—	100
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,230	4,260	6,900	2,722	5,722
Repurchases of fund’s shares	4,391	984	122,176	2,131	1,315
Investment advisory services	2,550	1,588	12,660	2,840	1,500
Insurance administrative fees	593	200	3,381	292	528
Services provided by related parties	1,166	526	6,815	985	431
Trustees’ deferred compensation	121	68	662	195	56
Variation margin on futures contracts	—	—	—	—	11
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	5,340	18,372	—	31,217	20,912
Other	219	101	768	572	500
	15,618	49,023	174,481	42,339	44,978
Commitments and contingencies*
Net assets at December 31, 2024	$8,058,323	$2,990,459	$47,702,943	$6,786,518	$3,411,599
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,115,138	$2,284,883	$16,821,571	$5,429,187	$2,315,745
Total distributable earnings (accumulated loss)	3,943,185	705,576	30,881,372	1,357,331	1,095,854
Net assets at December 31, 2024	$8,058,323	$2,990,459	$47,702,943	$6,786,518	$3,411,599
Investment securities on loan, at value	$17	$30,764	$20,610	$5,960	$17,950
Investment securities, at cost
Unaffiliated issuers	4,835,691	2,291,738	19,849,066	4,782,898	2,364,537
Affiliated issuers	283,521	50,730	1,049,498	397,431	94,668
Cash denominated in currencies other than U.S. dollars, at cost	100	26	1,253	460	280
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

271	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,850,098	$14,238	$1,847,460	$39,390,840	$310,307
Affiliated issuers	255,100	288	46,673	1,980,967	11,674
Cash	302	49	233	139	102
Cash collateral received for securities on loan	5,151	—	1,060	5,270	41
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	3	—	319	2,529	73
Unrealized appreciation on open forward currency contracts	—	—	—	—	10
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	3,564	—	1,306	39,145	7
Sales of fund’s shares	3,059	—	1,059	3,700	602
Dividends and interest	15,541	8	3,880	47,506	1,130
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	9	—	3	16	2
Other	1	—	12	2	—
	11,132,828	14,583	1,902,005	41,470,114	323,948
Liabilities:
Collateral for securities on loan	51,510	—	10,604	52,701	410
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,496	1	232	75,691	261
Repurchases of fund’s shares	8,796	—	1,057	69,205	129
Investment advisory services	2,234	3	614	8,875	133
Insurance administrative fees	1,108	—	173	1,688	100
Services provided by related parties	1,298	—	328	4,647	73
Trustees’ deferred compensation	149	—	33	691	14
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	—	—	465	1,269	119
Other	223	— †	180	353	56
	66,814	4	13,686	215,120	1,295
Commitments and contingencies*
Net assets at December 31, 2024	$11,066,014	$14,579	$1,888,319	$41,254,994	$322,653
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,319,319	$15,012	$1,169,769	$16,857,567	$302,567
Total distributable earnings (accumulated loss)	4,746,695	(433)	718,550	24,397,427	20,086
Net assets at December 31, 2024	$11,066,014	$14,579	$1,888,319	$41,254,994	$322,653
Investment securities on loan, at value	$50,467	$—	$10,634	$50,176	$440
Investment securities, at cost
Unaffiliated issuers	6,903,634	14,676	1,194,487	22,284,792	263,709
Affiliated issuers	255,013	288	46,666	1,793,671	11,670
Cash denominated in currencies other than U.S. dollars, at cost	3	—	319	2,529	74
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	272

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,285,855	$25,165,533	$369,612	$10,586,439	$1,404,069
Affiliated issuers	91,495	2,223,781	26,140	730,121	44,361
Cash	964	4,311	204	23,658	745
Cash collateral received for securities on loan	1,120	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	225	178	84	1	202
Unrealized appreciation on open forward currency contracts	—	—	327	3,223	5,127
Unrealized appreciation on unfunded commitments*	—	— †	—	—	— †
Receivables for:
Sales of investments	2,457	37,067	287	45,497	3,178
Sales of fund’s shares	1,740	13,919	288	8,169	2,219
Dividends and interest	5,189	85,318	2,028	84,754	15,157
Variation margin on futures contracts	— †	502	22	815	317
Variation margin on centrally cleared swap contracts	8	38	11	458	125
Securities lending income	2	26	— †	—	—
Other	— †	50	—	—	—
	1,389,055	27,530,723	399,003	11,483,135	1,475,500
Liabilities:
Collateral for securities on loan	11,199	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	509	1,396	5,184
Bilateral swaps, at value	—	—	455	11,623	5,936
Options written, at value	—	—	—	—	79
Payables for:
Purchases of investments	6,579	391,888	4,765	274,176	13,291
Repurchases of fund’s shares	755	37,122	346	20,148	968
Investment advisory services	267	6,176	148	1,927	535
Insurance administrative fees	410	4,200	94	857	61
Services provided by related parties	171	3,050	72	1,125	215
Trustees’ deferred compensation	14	422	6	175	32
Variation margin on futures contracts	120	907	29	4,481	382
Variation margin on centrally cleared swap contracts	1	77	5	250	101
Non-U.S. taxes	768	—	226	—	20
Other	103	1,201	66	79	459
	20,387	445,043	6,721	316,237	27,263
Commitments and contingencies*
Net assets at December 31, 2024	$1,368,668	$27,085,680	$392,282	$11,166,898	$1,448,237
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,110,881	$17,712,682	$326,033	$12,974,862	$1,760,563
Total distributable earnings (accumulated loss)	257,787	9,372,998	66,249	(1,807,964)	(312,326)
Net assets at December 31, 2024	$1,368,668	$27,085,680	$392,282	$11,166,898	$1,448,237
Investment securities on loan, at value	$10,664	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,028,603	17,612,124	318,114	10,898,732	1,512,895
Affiliated issuers	95,017	2,395,815	25,957	729,827	43,156
Cash denominated in currencies other than U.S. dollars, at cost	225	178	84	1	202
Premiums received on options written	—	—	—	—	19

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

273	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$874,814	$114,785	$341,161	$1,859,845	$27,824
Affiliated issuers	45,641	—	—	—	498,348
Cash	(402)	282	122	4,704	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	348	—	—	—	1,904
Cash collateral pledged for swap contracts	602	—	—	—	—
Cash denominated in currencies other than U.S. dollars	1	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	—
Receivables for:
Sales of investments	25	1,090	—	6,111	899
Sales of fund’s shares	514	136	159	5,742	15
Dividends and interest	13,905	461	—	9,801	105
Variation margin on futures contracts	5	13	—	251	115
Variation margin on centrally cleared swap contracts	—	2	—	279	—
Securities lending income	—	—	—	—	—
Other	2	—	— †	—	—
	935,456	116,769	341,442	1,886,733	529,210
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,750	5,793	—	63,473	1,494
Repurchases of fund’s shares	1,184	5	2,571	801	961
Investment advisory services	225	20	75	347	46
Insurance administrative fees	92	33	33	306	333
Services provided by related parties	172	22	73	317	109
Trustees’ deferred compensation	33	4	12	48	5
Variation margin on futures contracts	16	61	—	1,167	—
Variation margin on centrally cleared swap contracts	19	—	—	246	—
Non-U.S. taxes	—	—	—	—	—
Other	2	—	—	1	—
	3,493	5,938	2,764	66,706	2,948
Commitments and contingencies*
Net assets at December 31, 2024	$931,963	$110,831	$338,678	$1,820,027	$526,262
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,240,757	$126,051	$336,114	$2,133,421	$446,337
Total distributable earnings (accumulated loss)	(308,794)	(15,220)	2,564	(313,394)	79,925
Net assets at December 31, 2024	$931,963	$110,831	$338,678	$1,820,027	$526,262
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	864,216	116,836	341,138	1,915,284	28,511
Affiliated issuers	45,638	—	—	—	345,830
Cash denominated in currencies other than U.S. dollars, at cost	1	—	—	—	—
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	274

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,721	$16,541	$112,479	$102,887
Affiliated issuers	108,173	305,630	2,062,589	1,923,478
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	460	321	5,223	1,271
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	48	156	34,071	2,873
Sales of fund’s shares	296	2	12	20
Dividends and interest	22	65	436	413
Variation margin on futures contracts	30	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	114,750	322,715	2,214,810	2,030,942
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	280	—	—	—
Repurchases of fund’s shares	52	166	35,877	3,044
Investment advisory services	10	28	191	176
Insurance administrative fees	74	205	1,399	1,308
Services provided by related parties	24	67	58	433
Trustees’ deferred compensation	2	4	25	37
Variation margin on futures contracts	—	39	394	94
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	442	509	37,944	5,092
Commitments and contingencies*
Net assets at December 31, 2024	$114,308	$322,206	$2,176,866	$2,025,850
Net assets consist of:
Capital paid in on shares of beneficial interest	$142,067	$301,251	$1,716,705	$1,737,779
Total distributable earnings (accumulated loss)	(27,759)	20,955	460,161	288,071
Net assets at December 31, 2024	$114,308	$322,206	$2,176,866	$2,025,850
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,806	17,181	119,171	103,382
Affiliated issuers	96,390	241,877	1,640,426	1,760,245
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

275	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,588,807	$941,914	$21,468,940	$3,079,666	$1,799,389
	Shares outstanding	97,221	51,901	168,425	172,600	67,464
	Net asset value per share	$36.91	$18.15	$127.47	$17.84	$26.67
Class 1A:	Net assets	$20,431	$5,481	$377,545	$12,866	$12,125
	Shares outstanding	557	307	2,994	725	457
	Net asset value per share	$36.70	$17.88	$126.11	$17.75	$26.53
Class 2:	Net assets	$3,511,886	$1,733,280	$20,385,717	$3,238,256	$791,161
	Shares outstanding	96,564	101,667	162,065	182,411	30,045
	Net asset value per share	$36.37	$17.05	$125.79	$17.75	$26.33
Class 3:	Net assets			$276,099	$14,573
	Shares outstanding	Not applicable	Not applicable	2,142	814	Not applicable
	Net asset value per share			$128.88	$17.90
Class 4:	Net assets	$937,199	$309,784	$5,194,642	$441,157	$808,924
	Shares outstanding	26,085	18,213	42,448	25,266	30,999
	Net asset value per share	$35.93	$17.01	$122.38	$17.46	$26.09

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,269,184	$10	$596,892	$24,476,094	$16,941
	Shares outstanding	371,779	1	38,424	351,712	1,662
	Net asset value per share	$16.86	$9.71	$15.53	$69.59	$10.19
Class 1A:	Net assets	$28,894	$10	$8,623	$44,137	$6,103
	Shares outstanding	1,721	1	559	639	616
	Net asset value per share	$16.79	$9.71	$15.44	$69.10	$9.91
Class 2:	Net assets	$3,002,049	$10	$1,015,135	$13,882,309	$149,419
	Shares outstanding	181,591	1	65,544	203,003	15,085
	Net asset value per share	$16.53	$9.71	$15.49	$68.38	$9.91
Class 3:	Net assets				$155,010
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,222	Not applicable
	Net asset value per share				$69.76
Class 4:	Net assets	$1,765,887	$14,549	$267,669	$2,697,444	$150,190
	Shares outstanding	108,085	1,498	17,754	40,177	15,424
	Net asset value per share	$16.34	$9.71	$15.08	$67.14	$9.74

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	276

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$709,300	$16,023,148	$95,306	$6,991,704	$588,132
	Shares outstanding	57,229	615,346	7,357	754,451	61,066
	Net asset value per share	$12.39	$26.04	$12.96	$9.27	$9.63
Class 1A:	Net assets	$12,406	$41,675	$3,681	$220,977	$39,254
	Shares outstanding	1,002	1,610	286	24,015	4,115
	Net asset value per share	$12.38	$25.88	$12.87	$9.20	$9.54
Class 2:	Net assets	$18,297	$4,340,288	$148,743	$2,765,866	$760,784
	Shares outstanding	1,478	169,244	11,542	303,196	79,885
	Net asset value per share	$12.38	$25.65	$12.89	$9.12	$9.52
Class 3:	Net assets		$32,077
	Shares outstanding	Not applicable	1,230	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.08
Class 4:	Net assets	$628,665	$6,648,492	$144,552	$1,188,351	$60,067
	Shares outstanding	50,847	261,601	11,415	131,033	6,410
	Net asset value per share	$12.36	$25.41	$12.66	$9.07	$9.37

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$228,760	$16,851	$38,706	$268,166
	Shares outstanding	24,893	1,855	3,421	27,969	Not applicable
	Net asset value per share	$9.19	$9.08	$11.31	$9.59
Class 1A:	Net assets	$3,155	$2,669	$125	$285,476
	Shares outstanding	345	298	11	29,944	Not applicable
	Net asset value per share	$9.15	$8.96	$11.31	$9.53
Class 2:	Net assets	$535,608	$41,781	$244,732	$1,051,059
	Shares outstanding	59,793	4,650	22,397	111,121	Not applicable
	Net asset value per share	$8.96	$8.98	$10.93	$9.46
Class 3:	Net assets	$8,045		$3,988	$5,025
	Shares outstanding	870	Not applicable	360	522	Not applicable
	Net asset value per share	$9.25		$11.08	$9.62
Class 4:	Net assets	$156,395	$49,530	$51,127	$210,301
	Shares outstanding	15,533	5,588	4,649	22,266	Not applicable
	Net asset value per share	$10.07	$8.86	$11.00	$9.44
Class P1:	Net assets					$13,649
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,023
	Net asset value per share					$13.35
Class P2:	Net assets					$512,613
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,876
	Net asset value per share					$13.19

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

277	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,848	$2,731	$1,902,833	$11,660
	Shares outstanding	225	232	132,612	884
	Net asset value per share	$8.23	$11.76	$14.35	$13.20
Class P2:	Net assets	$112,460	$319,475	$274,033	$2,014,190
	Shares outstanding	13,750	27,333	19,229	157,663
	Net asset value per share	$8.18	$11.69	$14.25	$12.78
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	278

Financial statements (continued)
Statements of operations for the year ended December 31, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$111,768	$34,738	$286,967	$114,946	$56,500
Affiliated issuers	17,545	5,626	55,620	13,875	8,105
	129,313	40,364	342,587	128,821	64,605
Interest from unaffiliated issuers	952	355	994	47	11,095
Securities lending income (net of fees)	72	402	226	81	175
	130,337	41,121	343,807	128,949	75,875
Fees and expenses[1]:
Investment advisory services	38,556	20,032	134,091	34,662	20,199
Distribution services	11,256	5,281	59,546	9,730	4,101
Insurance administrative services	2,183	769	11,664	1,141	2,066
Transfer agent services	2	— [2]	10	2	1
Administrative services	2,435	929	13,140	2,175	1,050
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	85	33	481	88	40
Registration statement and prospectus	37	16	187	34	17
Trustees’ compensation	47	18	248	42	20
Auditing and legal	87	154	133	126	174
Custodian	640	443	520	927	790
Other	4	44	22	6	44
Total fees and expenses before waivers/reimbursement	55,332	27,719	220,042	48,933	28,502
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,929	1,037	—	—	2,450
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	8,929	1,037	—	—	2,450
Total fees and expenses after waivers/reimbursement	46,403	26,682	220,042	48,933	26,052
Net investment income	83,934	14,439	123,765	80,016	49,823
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	1,057,389	67,019	3,989,503	335,488	150,100
Affiliated issuers	(6)	28	(5)	9	37
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(275)
Forward currency contracts	—	—	—	—	(195)
Swap contracts	—	—	—	—	(225)
Currency transactions	1,188	166	155	3	(1,179)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,058,571	67,213	3,989,653	335,500	148,263
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	(106,742)	(13,491)	7,880,175	(158,308)	26,589
Affiliated issuers	65	7,527	187	44	8
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	32
Forward currency contracts	—	—	—	—	193
Swap contracts	—	—	—	—	(199)
Currency translations	(284)	(73)	(162)	(643)	(269)
	(106,961)	(6,037)	7,880,200	(158,907)	26,354
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	951,610	61,176	11,869,853	176,593	174,617
Net increase (decrease) in net assets resulting from operations	$1,035,544	$75,615	$11,993,618	$256,609	$224,440

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

279	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund[3]	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$203,814	$22	$37,672	$558,526	$9,880
Affiliated issuers	18,230	2	3,610	65,563	778
	222,044	24	41,282	624,089	10,658
Interest from unaffiliated issuers	13	—	208	412	32
Securities lending income (net of fees)	165	—	26	200	14
	222,222	24	41,516	624,701	10,704
Fees and expenses[1]:
Investment advisory services	40,700	9	9,080	100,186	1,617
Distribution services	11,438	— [2]	3,265	40,421	778
Insurance administrative services	3,980	— [2]	658	6,119	392
Transfer agent services	3	—	1	9	— [2]
Administrative services	3,265	1	574	12,019	100
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	95	—	18	412	6
Registration statement and prospectus	45	2	9	174	3
Trustees’ compensation	63	— [2]	11	230	2
Auditing and legal	84	—	106	128	102
Custodian	241	—	140	559	56
Other	7	—	3	19	— [2]
Total fees and expenses before waivers/reimbursement	59,921	12	13,865	160,276	3,056
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	16,240	—	1,974	—	—
Miscellaneous fee reimbursement	—	1	—	—	—
Total waivers/reimbursement of fees and expenses	16,240	1	1,974	—	—
Total fees and expenses after waivers/reimbursement	43,681	11	11,891	160,276	3,056
Net investment income	178,541	13	29,625	464,425	7,648
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	784,852	4	142,634	6,993,652	(1,547)
Affiliated issuers	(3)	—	(1)	4,691	1
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Currency transactions	(23)	—	(34)	1,281	(46)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	784,826	4	142,599	6,999,624	(1,592)
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	937,578	(438)	78,971	1,072,908	5,197
Affiliated issuers	63	—	12	133,923	3
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	10
Swap contracts	—	—	—	—	—
Currency translations	(24)	—	(96)	(548)	(48)
	937,617	(438)	78,887	1,206,283	5,162
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	1,722,443	(434)	221,486	8,205,907	3,570
Net increase (decrease) in net assets resulting from operations	$1,900,984	$(421)	$251,111	$8,670,332	$11,218

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	280

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$35,552	$261,143	$5,955	$1	$2
Affiliated issuers	5,545	167,815	1,770	82,065	9,491
	41,097	428,958	7,725	82,066	9,493
Interest from unaffiliated issuers	8,107	284,220	4,718	459,441	61,379
Securities lending income (net of fees)	31	291	5	—	—
	49,235	713,469	12,448	541,507	70,872
Fees and expenses[1]:
Investment advisory services	4,747	70,955	1,768	39,385	6,524
Distribution services	1,552	26,861	738	9,728	2,129
Insurance administrative services	1,540	15,998	352	3,246	208
Transfer agent services	— [2]	6	— [2]	2	— [2]
Administrative services	399	8,042	119	3,357	454
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	13	252	6	118	16
Registration statement and prospectus	14	106	4	51	8
Trustees’ compensation	7	155	2	65	9
Auditing and legal	108	117	95	65	58
Custodian	80	203	86	110	240
Other	1	13	— [2]	6	1
Total fees and expenses before waivers/reimbursement	8,461	122,708	3,170	56,133	9,647
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,770	—	40	16,090	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,770	—	40	16,090	—
Total fees and expenses after waivers/reimbursement	6,691	122,708	3,130	40,043	9,647
Net investment income	42,544	590,761	9,318	501,464	61,225
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	25,496	1,965,383	16,713	(70,149)	(23,980)
Affiliated issuers	(938)	(27,937)	47	248	700
Options purchased (futures style)	—	—	11	—	158
Options written	—	—	31	—	975
Futures contracts	(1,041)	(18,108)	707	(66,722)	6,892
Forward currency contracts	—	—	(350)	6,627	(3,919)
Swap contracts	515	5,919	(310)	(4,450)	(3,082)
Currency transactions	(8)	121	(49)	(54)	(693)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	24,024	1,925,378	16,800	(134,500)	(22,949)
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	64,574	1,593,193	646	(116,105)	(59,611)
Affiliated issuers	228	(4,707)	(294)	260	(2,411)
Options written	—	—	—	—	(60)
Futures contracts	(3,434)	(10,100)	(585)	(88,520)	(7,830)
Forward currency contracts	—	—	(500)	2,723	(3,890)
Swap contracts	37	(1,212)	(266)	(5,452)	(5,743)
Currency translations	(80)	(398)	(66)	(94)	(527)
	61,325	1,576,776	(1,065)	(207,188)	(80,072)
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	85,349	3,502,154	15,735	(341,688)	(103,021)
Net increase (decrease) in net assets resulting from operations	$127,893	$4,092,915	$25,053	$159,776	$(41,796)

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

281	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$404	$—	$—	$—	$1,244
Affiliated issuers	1,402	—	—	—	4,717
	1,806	—	—	—	5,961
Interest from unaffiliated issuers	63,768	5,944	18,898	80,532	—
Securities lending income (net of fees)	—	—	—	—	—
	65,574	5,944	18,898	80,532	5,961
Fees and expenses[1]:
Investment advisory services	3,640	328	920	4,961	780
Distribution services	1,669	230	791	3,144	1,266
Insurance administrative services	324	128	130	880	1,299
Transfer agent services	— [2]	— [2]	— [2]	— [2]	— [2]
Administrative services	270	33	107	504	—
Accounting and administrative services	—	—	—	—	65
Reports to shareholders	11	4	6	18	—
Registration statement and prospectus	7	3	4	10	9
Trustees’ compensation	5	— [2]	2	10	3
Auditing and legal	57	50	48	53	19
Custodian	17	13	1	28	6
Other	41	— [2]	— [2]	1	10
Total fees and expenses before waivers/reimbursement	6,041	789	2,009	9,609	3,457
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,139	82	—	1,126	260
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,139	82	—	1,126	260
Total fees and expenses after waivers/reimbursement	4,902	707	2,009	8,483	3,197
Net investment income	60,672	5,237	16,889	72,049	2,764
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	3,610	(526)	— [2]	(3,568)	(3,833)
Affiliated issuers	3	—	—	—	40,752
Options purchased (futures style)	—	—	—	—	—
Options written	—	7	—	478	—
Futures contracts	(128)	(570)	—	(3,003)	(9,409)
Forward currency contracts	—	—	—	—	—
Swap contracts	(396)	35	—	4,799	—
Currency transactions	5	—	—	—	69
Capital gain distributions received from affiliated issuers	—	—	—	—	10,033
	3,094	(1,054)	— [2]	(1,294)	37,612
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	19,111	(2,162)	130	(28,584)	650
Affiliated issuers	5	—	—	—	68,894
Options written	—	—	—	343	—
Futures contracts	(85)	(1,341)	—	(25,735)	(18)
Forward currency contracts	—	—	—	—	—
Swap contracts	24	131	—	(1,261)	—
Currency translations	(27)	—	—	—	—
	19,028	(3,372)	130	(55,237)	69,526
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	22,122	(4,426)	130	(56,531)	107,138
Net increase (decrease) in net assets resulting from operations	$82,794	$811	$17,019	$15,518	$109,902

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	282

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$295	$802	$5,413	$5,183
Affiliated issuers	1,947	6,228	37,227	45,418
	2,242	7,030	42,640	50,601
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,242	7,030	42,640	50,601
Fees and expenses[1]:
Investment advisory services	184	492	3,352	3,134
Distribution services	302	814	701	5,198
Insurance administrative services	307	821	5,587	5,224
Transfer agent services	— [2]	— [2]	1	— [2]
Administrative services	—	—	—	—
Accounting and administrative services	57	61	100	97
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	7	26	29
Trustees’ compensation	1	2	13	12
Auditing and legal	18	19	21	22
Custodian	6	6	6	6
Other	— [2]	— [2]	— [2]	1
Total fees and expenses before waivers/reimbursement	880	2,222	9,807	13,723
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	61	164	1,117	1,045
Miscellaneous fee reimbursement	47	7	—	—
Total waivers/reimbursement of fees and expenses	108	171	1,117	1,045
Total fees and expenses after waivers/reimbursement	772	2,051	8,690	12,678
Net investment income	1,470	4,979	33,950	37,923
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(926)	(2,569)	(27,277)	(2,740)
Affiliated issuers	1,535	(614)	22,746	52,518
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(3,158)	(3,311)	(1,527)	(10,626)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	10	27	212	76
Capital gain distributions received from affiliated issuers	—	2,242	79,172	84,687
	(2,539)	(4,225)	73,326	123,915
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	105	388	4,781	316
Affiliated issuers	910	42,177	259,719	126,206
Options written	—	—	—	—
Futures contracts	140	(395)	(3,065)	(2,128)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	1,155	42,170	261,435	124,394
Net realized gain (loss) and unrealized appreciation (depreciation)	(1,384)	37,945	334,761	248,309
Net increase (decrease) in net assets resulting from operations	$86	$42,924	$368,711	$286,232
1
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
2
Amount less than one thousand.
3
For the period November 15, 2024, commencement of operations, through December 31, 2024.

Refer to the notes to financial statements.

283	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$83,934	$69,987	$14,439	$13,170	$123,765	$172,421
Net realized gain (loss)	1,058,571	229,855	67,213	110,112	3,989,653	1,075,677
Net unrealized appreciation (depreciation)	(106,961)	1,183,746	(6,037)	339,201	7,880,200	10,184,557
Net increase (decrease) in net assets resulting from operations	1,035,544	1,483,588	75,615	462,483	11,993,618	11,432,655
Distributions paid to shareholders	(362,247)	(620,422)	(145,595)	(48,426)	(1,183,768)	(2,137,413)
Net capital share transactions	(305,156)	(108,638)	(124,117)	(172,404)	(2,405,717)	(892,780)
Total increase (decrease) in net assets	368,141	754,528	(194,097)	241,653	8,404,133	8,402,462
Net assets:
Beginning of year	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348
End of year	$8,058,323	$7,690,182	$2,990,459	$3,184,556	$47,702,943	$39,298,810

	International Fund		New World Fund		Washington Mutual Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$80,016	$93,802	$49,823	$47,669	$178,541	$187,985
Net realized gain (loss)	335,500	(166,257)	148,263	20,610	784,826	89,709
Net unrealized appreciation (depreciation)	(158,907)	1,106,146	26,354	413,836	937,617	1,300,455
Net increase (decrease) in net assets resulting from operations	256,609	1,033,691	224,440	482,115	1,900,984	1,578,149
Distributions paid to shareholders	(91,320)	(97,498)	(66,666)	(49,443)	(270,276)	(280,747)
Net capital share transactions	(557,783)	(476,762)	(124,462)	(138,169)	(851,035)	(454,761)
Total increase (decrease) in net assets	(392,494)	459,431	33,312	294,503	779,673	842,641
Net assets:
Beginning of year	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700
End of year	$6,786,518	$7,179,012	$3,411,599	$3,378,287	$11,066,014	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund		Growth-Income Fund
	Period ended December 31,	Year ended December 31,		Year ended December 31,
	2024*	2024	2023	2024	2023
Operations:
Net investment income (loss)	$13	$29,625	$33,421	$464,425	$514,726
Net realized gain (loss)	4	142,599	5,322	6,999,624	1,802,151
Net unrealized appreciation (depreciation)	(438)	78,887	302,180	1,206,283	5,849,685
Net increase (decrease) in net assets resulting from operations	(421)	251,111	340,923	8,670,332	8,166,562
Distributions paid to shareholders	(13)	(32,476)	(33,998)	(2,264,497)	(2,341,589)
Net capital share transactions	15,013	(191,651)	(170,988)	(2,602,817)	(1,355,964)
Total increase (decrease) in net assets	14,579	26,984	135,937	3,803,018	4,469,009
Net assets:
Beginning of year	—	1,861,335	1,725,398	37,451,976	32,982,967
End of year	$14,579	$1,888,319	$1,861,335	$41,254,994	$37,451,976

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$7,648	$7,699	$42,544	$40,324	$590,761	$579,492
Net realized gain (loss)	(1,592)	(10)	24,024	242	1,925,378	1,163,038
Net unrealized appreciation (depreciation)	5,162	38,198	61,325	63,347	1,576,776	1,605,426
Net increase (decrease) in net assets resulting from operations	11,218	45,887	127,893	103,913	4,092,915	3,347,956
Distributions paid to shareholders	(8,098)	(7,633)	(45,676)	(34,911)	(1,743,267)	(1,526,238)
Net capital share transactions	(9,047)	(10,671)	35,182	43,201	(949,298)	(936,962)
Total increase (decrease) in net assets	(5,927)	27,583	117,399	112,203	1,400,350	884,756
Net assets:
Beginning of year	328,580	300,997	1,251,269	1,139,066	25,685,330	24,800,574
End of year	$322,653	$328,580	$1,368,668	$1,251,269	$27,085,680	$25,685,330

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$9,318	$9,009	$501,464	$426,022	$61,225	$46,485
Net realized gain (loss)	16,800	(7,714)	(134,500)	(554,664)	(22,949)	(105,717)
Net unrealized appreciation (depreciation)	(1,065)	47,126	(207,188)	653,577	(80,072)	149,374
Net increase (decrease) in net assets resulting from operations	25,053	48,421	159,776	524,935	(41,796)	90,142
Distributions paid to shareholders	(7,048)	(50,940)	(475,626)	(382,616)	(33,915)	—
Net capital share transactions	(14,487)	23,523	474,834	644,513	(16,393)	(31,695)
Total increase (decrease) in net assets	3,518	21,004	158,984	786,832	(92,104)	58,447
Net assets:
Beginning of year	388,764	367,760	11,007,914	10,221,082	1,540,341	1,481,894
End of year	$392,282	$388,764	$11,166,898	$11,007,914	$1,448,237	$1,540,341

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$60,672	$57,760	$5,237	$4,435	$16,889	$18,122
Net realized gain (loss)	3,094	(33,292)	(1,054)	(3,678)	— †	— †
Net unrealized appreciation (depreciation)	19,028	73,317	(3,372)	3,010	130	(50)
Net increase (decrease) in net assets resulting from operations	82,794	97,785	811	3,767	17,019	18,072
Distributions paid to shareholders	(59,402)	(58,266)	(5,001)	(3,960)	(17,633)	(17,531)
Net capital share transactions	34,726	2,772	7,230	18,941	(33,462)	(60,048)
Total increase (decrease) in net assets	58,118	42,291	3,040	18,748	(34,076)	(59,507)
Net assets:
Beginning of year	873,845	831,554	107,791	89,043	372,754	432,261
End of year	$931,963	$873,845	$110,831	$107,791	$338,678	$372,754

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$72,049	$57,199	$2,764	$2,083	$1,470	$1,506
Net realized gain (loss)	(1,294)	(96,180)	37,612	(30,059)	(2,539)	(17,554)
Net unrealized appreciation (depreciation)	(55,237)	81,462	69,526	129,616	1,155	23,557
Net increase (decrease) in net assets resulting from operations	15,518	42,481	109,902	101,640	86	7,509
Distributions paid to shareholders	(73,267)	(55,687)	(2,419)	(111,683)	(1,561)	(10,852)
Net capital share transactions	353,747	36,513	(88,856)	63,436	(8,399)	1,591
Total increase (decrease) in net assets	295,998	23,307	18,627	53,393	(9,874)	(1,752)
Net assets:
Beginning of year	1,524,029	1,500,722	507,635	454,242	124,182	125,934
End of year	$1,820,027	$1,524,029	$526,262	$507,635	$114,308	$124,182

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$4,979	$5,418	$33,950	$34,077	$37,923	$39,329
Net realized gain (loss)	(4,225)	(22,528)	73,326	24,747	123,915	47,040
Net unrealized appreciation (depreciation)	42,170	46,582	261,435	260,383	124,394	116,167
Net increase (decrease) in net assets resulting from operations	42,924	29,472	368,711	319,207	286,232	202,536
Distributions paid to shareholders	(5,475)	(47,987)	(65,908)	(297,374)	(69,126)	(287,115)
Net capital share transactions	(39,434)	19,234	(313,193)	63,979	(294,452)	(1,697)
Total increase (decrease) in net assets	(1,985)	719	(10,390)	85,812	(77,346)	(86,276)
Net assets:
Beginning of year	324,191	323,472	2,187,256	2,101,444	2,103,196	2,189,472
End of year	$322,206	$324,191	$2,176,866	$2,187,256	$2,025,850	$2,103,196
*
For the period November 15, 2024, commencement of operations, through December 31, 2024.
†
Amount less than one thousand.
Refer to the notes to financial statements.

287	American Funds Insurance Series

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series	288

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

289	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	290

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

291	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2024 (dollars in thousands):
Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,487,343	$711,927	$—	$2,199,270
Consumer discretionary	642,075	552,235	—	1,194,310
Industrials	559,798	580,927	—	1,140,725
Financials	565,499	498,736	—	1,064,235
Health care	686,482	269,662	—	956,144
Communication services	334,945	127,776	—	462,721
Consumer staples	137,132	115,153	—	252,285
Energy	169,344	47,477	—	216,821
Materials	133,295	33,070	—	166,365
Utilities	11,389	33,303	—	44,692
Real estate	—	38,629	—	38,629
Preferred securities	—	19,900	—	19,900
Short-term securities	283,581	—	—	283,581
Total	$5,010,883	$3,028,795	$—	$8,039,678

American Funds Insurance Series	292

Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$309,220	$400,378	$—	$709,598
Consumer discretionary	329,123	159,125	—	488,248
Health care	304,095	144,210	—	448,305
Information technology	314,655	95,734	550	410,939
Financials	181,881	190,578	—	372,459
Materials	66,454	55,260	—	121,714
Communication services	48,513	63,880	—	112,393
Real estate	21,552	52,722	—	74,274
Utilities	25,374	27,126	—	52,500
Energy	42,777	7,571	—	50,348
Consumer staples	17,442	29,808	—	47,250
Preferred securities	7,625	—	14,859	22,484
Rights & warrants	—	2	—	2
Convertible bonds & notes	—	6,121	—	6,121
Short-term securities	36,633	77,846	—	114,479
Total	$1,705,344	$1,310,361	$15,409	$3,031,114
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,755,773	$622,388	$4,638	$11,382,799
Communication services	9,466,629	—	—	9,466,629
Consumer discretionary	7,293,512	331,235	—	7,624,747
Health care	5,397,837	167,039	31,351	5,596,227
Industrials	4,946,271	121,213	720	5,068,204
Financials	3,860,105	46,808	—	3,906,913
Energy	1,312,125	—	—	1,312,125
Consumer staples	1,041,167	—	2,534	1,043,701
Materials	683,638	23,193	—	706,831
Utilities	288,635	—	—	288,635
Real estate	234,933	—	—	234,933
Preferred securities	—	—	120,267	120,267
Rights & warrants	—	—	13,740	13,740
Convertible stocks	5,237	—	685	5,922
Short-term securities	1,064,672	—	—	1,064,672
Total	$46,350,534	$1,311,876	$173,935	$47,836,345

293	American Funds Insurance Series

International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$21,455	$1,378,439	$—	$1,399,894
Information technology	205,535	778,031	6,168	989,734
Consumer discretionary	270,372	479,401	—	749,773
Financials	167,127	581,157	—	748,284
Health care	—	730,437	—	730,437
Materials	344,403	367,198	—	711,601
Communication services	71,870	387,745	—	459,615
Energy	117,865	157,096	—	274,961
Consumer staples	—	216,384	—	216,384
Utilities	—	68,103	—	68,103
Real estate	—	18,382	—	18,382
Preferred securities	—	23,220	564	23,784
Rights & warrants	—	—	— *	— *
Short-term securities	397,722	—	—	397,722
Total	$1,596,349	$5,185,593	$6,732	$6,788,674
*
Amount less than one thousand.
New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$249,921	$359,731	$493	$610,145
Financials	134,094	446,535	— *	580,629
Consumer discretionary	156,167	247,936	—	404,103
Industrials	70,760	294,884	—	365,644
Communication services	143,864	196,200	—	340,064
Health care	111,990	182,387	—	294,377
Consumer staples	36,636	190,869	—	227,505
Materials	107,637	74,894	— *	182,531
Energy	28,238	59,543	— *	87,781
Real estate	6,488	47,520	—	54,008
Utilities	958	45,467	—	46,425
Preferred securities	5,737	8,374	6,190	20,301
Convertible stocks	232	—	—	232
Bonds, notes & other debt instruments	—	120,713	—	120,713
Short-term securities	107,073	1,668	—	108,741
Total	$1,159,795	$2,276,721	$6,683	$3,443,199

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$56	$—	$—	$56
Unrealized appreciation on open forward currency contracts	—	220	—	220
Liabilities:
Unrealized depreciation on futures contracts	(45)	—	—	(45)
Unrealized depreciation on open forward currency contracts	—	(140)	—	(140)
Unrealized depreciation on bilateral interest rate swaps	—	(99)	—	(99)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Total	$11	$(24)	$—	$(13)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	294

Washington Mutual Investors Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 1.
Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$312,786	$118,839	$—	$431,625
Industrials	122,680	146,499	—	269,179
Financials	137,551	120,882	— *	258,433
Health care	154,547	49,995	—	204,542
Consumer discretionary	135,493	54,005	—	189,498
Communication services	93,958	46,377	—	140,335
Consumer staples	59,618	43,081	—	102,699
Materials	55,842	41,017	—	96,859
Energy	70,156	15,492	—	85,648
Utilities	18,502	17,048	—	35,550
Real estate	13,149	4,461	—	17,610
Preferred securities	567	1,184	—	1,751
Convertible stocks	2,251	—	—	2,251
Bonds, notes & other debt instruments	—	1,936	—	1,936
Short-term securities	56,217	—	—	56,217
Total	$1,233,317	$660,816	$— *	$1,894,133
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,621,269	$154,231	$—	$9,775,500
Industrials	5,442,835	306,326	—	5,749,161
Health care	5,225,915	196,551	—	5,422,466
Financials	4,522,594	96,952	—	4,619,546
Consumer discretionary	3,958,994	313,488	—	4,272,482
Communication services	4,126,110	82,669	—	4,208,779
Energy	1,398,919	—	—	1,398,919
Consumer staples	820,500	574,202	—	1,394,702
Materials	1,294,024	—	—	1,294,024
Real estate	911,665	—	—	911,665
Utilities	804,179	—	—	804,179
Bonds, notes & other debt instruments	—	989	—	989
Short-term securities	1,519,395	—	—	1,519,395
Total	$39,646,399	$1,725,408	$—	$41,371,807

295	American Funds Insurance Series

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$5,340	$59,328	$— *	$64,668
Industrials	8,081	38,831	—	46,912
Information technology	5,357	39,644	—	45,001
Consumer discretionary	4,700	29,100	—	33,800
Consumer staples	5,397	26,361	—	31,758
Communication services	2,502	21,858	—	24,360
Health care	759	20,591	—	21,350
Energy	5,184	9,869	— *	15,053
Materials	6,175	7,879	— *	14,054
Utilities	1,123	5,973	—	7,096
Real estate	661	4,973	—	5,634
Preferred securities	—	252	—	252
Short-term securities	12,043	—	—	12,043
Total	$57,322	$264,659	$— *	$321,981

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$10	$—	$10
*
Amount less than one thousand.
†
Forward currency contracts are not included in the fund’s investment portfolio.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$115,203	$85,277	$— *	$200,480
Information technology	120,216	36,995	—	157,211
Health care	95,881	35,715	—	131,596
Industrials	69,290	59,945	—	129,235
Consumer staples	68,387	41,241	—	109,628
Utilities	48,759	33,640	—	82,399
Energy	54,808	14,008	—	68,816
Consumer discretionary	41,289	24,573	—	65,862
Real estate	47,308	6,662	—	53,970
Communication services	17,344	17,765	—	35,109
Materials	21,105	11,911	—	33,016
Convertible stocks	2,136	—	—	2,136
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	98,486	94	98,580
U.S. Treasury bonds & notes	—	58,335	—	58,335
Corporate bonds, notes & loans	—	31,718	298	32,016
Asset-backed obligations	—	16,512	—	16,512
Bonds & notes of governments & government agencies outside the U.S.	—	529	—	529
Municipals	—	346	—	346
Investment funds	30,920	—	—	30,920
Short-term securities	70,654	—	—	70,654
Total	$803,300	$573,658	$392	$1,377,350
Refer to the end of the tables for footnotes.

American Funds Insurance Series	296

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$115	$—	$—	$115
Unrealized appreciation on centrally cleared interest rate swaps	—	471	—	471
Liabilities:
Unrealized depreciation on futures contracts	(1,093)	—	—	(1,093)
Total	$(978)	$471	$—	$(507)
*
Amount less than one thousand.
†
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,405,207	$25,241	$—	$4,430,448
Financials	3,273,178	—	— *	3,273,178
Health care	2,152,769	71,894	16,254	2,240,917
Consumer discretionary	1,972,587	80,440	— *	2,053,027
Industrials	1,581,544	109,595	—	1,691,139
Communication services	1,471,872	—	—	1,471,872
Materials	1,211,354	—	1,629	1,212,983
Consumer staples	918,897	50,598	—	969,495
Energy	581,604	—	1,941	583,545
Real estate	285,307	—	—	285,307
Utilities	48,459	—	—	48,459
Preferred securities	—	—	792	792
Rights & warrants	45	—	— *	45
Convertible stocks	10,260	—	49	10,309
Convertible bonds & notes	—	1,690	—	1,690
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,757,207	—	2,757,207
U.S. Treasury bonds & notes	—	1,729,993	—	1,729,993
Corporate bonds, notes & loans	—	1,670,752	8,727	1,679,479
Asset-backed obligations	—	658,563	5,930	664,493
Bonds & notes of governments & government agencies outside the U.S.	—	37,548	—	37,548
Municipals	—	23,607	—	23,607
Investment funds	1,368,034	—	—	1,368,034
Short-term securities	855,747	—	—	855,747
Total	$20,136,864	$7,217,128	$35,322	$27,389,314

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,065	$—	$—	$5,065
Unrealized appreciation on centrally cleared credit default swaps	—	147	—	147
Liabilities:
Unrealized depreciation on futures contracts	(7,989)	—	—	(7,989)
Unrealized depreciation on centrally cleared interest rate swaps	—	(119)	—	(119)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)
Total	$(2,924)	$24	$—	$(2,900)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

297	American Funds Insurance Series

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$38,420	$8,015	$—	$46,435
Health care	24,842	9,211	—	34,053
Industrials	20,665	13,375	—	34,040
Financials	14,009	19,202	—	33,211
Consumer discretionary	15,322	7,161	—	22,483
Communication services	19,666	365	—	20,031
Consumer staples	3,703	14,716	—	18,419
Materials	11,539	2,855	—	14,394
Utilities	10,403	2,728	—	13,131
Energy	7,450	2,044	—	9,494
Real estate	—	2,818	—	2,818
Preferred securities	—	241	—	241
Convertible stocks	1,379	—	—	1,379
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	52,207	—	52,207
Corporate bonds, notes & loans	—	24,847	—	24,847
Mortgage-backed obligations	—	23,017	—	23,017
U.S. Treasury bonds & notes	—	17,351	—	17,351
Other bonds & notes	—	1,212	—	1,212
Investment funds	3,953	—	—	3,953
Short-term securities	22,187	849	—	23,036
Total	$193,538	$202,214	$—	$395,752

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$77	$—	$—	$77
Unrealized appreciation on open forward currency contracts	—	327	—	327
Unrealized appreciation on centrally cleared interest rate swaps	—	43	—	43
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(315)	—	—	(315)
Unrealized depreciation on open forward currency contracts	—	(509)	—	(509)
Unrealized depreciation on centrally cleared interest rate swaps	—	(44)	—	(44)
Unrealized depreciation on bilateral interest rate swaps	—	(325)	—	(325)
Unrealized depreciation on centrally cleared credit default swaps	—	(5)	—	(5)
Total	$(238)	$(512)	$—	$(750)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,420,285	$1,395	$4,421,680
Corporate bonds, notes & loans	—	3,228,931	8,635	3,237,566
U.S. Treasury bonds & notes	—	1,990,936	—	1,990,936
Asset-backed obligations	—	668,963	8,590	677,553
Municipals	—	166,195	—	166,195
Bonds & notes of governments & government agencies outside the U.S.	—	80,876	—	80,876
Federal agency bonds & notes	—	11,617	—	11,617
Common stocks	—	16	—	16
Short-term securities	730,121	—	—	730,121
Total	$730,121	$10,567,819	$18,620	$11,316,560

American Funds Insurance Series	298

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,596	$—	$—	$12,596
Unrealized appreciation on open forward currency contracts	—	3,223	—	3,223
Unrealized appreciation on centrally cleared interest rate swaps	—	6,274	—	6,274
Unrealized appreciation on centrally cleared credit default swaps	—	14	—	14
Liabilities:
Unrealized depreciation on futures contracts	(42,846)	—	—	(42,846)
Unrealized depreciation on open forward currency contracts	—	(1,396)	—	(1,396)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,231)	—	(1,231)
Unrealized depreciation on bilateral interest rate swaps	—	(11,623)	—	(11,623)
Total	$(30,250)	$(4,739)	$—	$(34,989)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$272,236	$—	$272,236
Japanese yen	—	115,538	—	115,538
British pounds	—	64,514	—	64,514
Chinese yuan renminbi	—	46,244	—	46,244
Canadian dollars	—	28,761	—	28,761
Indonesian rupiah	—	28,661	—	28,661
South Korean won	—	26,408	—	26,408
Brazilian reais	—	25,223	—	25,223
Australian dollars	—	23,449	—	23,449
Mexican pesos	—	14,629	—	14,629
Indian rupees	—	7,856	—	7,856
New Zealand dollars	—	7,163	—	7,163
Danish kroner	—	6,003	—	6,003
Turkish lira	—	5,349	—	5,349
Norwegian kroner	—	3,913	—	3,913
Polish zloty	—	3,330	—	3,330
Chilean pesos	—	2,499	—	2,499
Malaysian ringgits	—	2,302	—	2,302
Romanian leu	—	1,038	—	1,038
Colombian pesos	—	969	—	969
South African rand	—	426	—	426
Ukrainian hryvnia	—	6	—	6
U.S. dollars	—	701,980	796	702,776
Preferred securities	—	—	84	84
Common stocks	62	—	1,832	1,894
Investment funds	21,147	—	—	21,147
Short-term securities	23,214	12,797	—	36,011
Options purchased on futures (equity style)	1	—	—	1
Options purchased on foreign currency (equity style)	—	— †	—	— †
Total	$44,424	$1,401,294	$2,712	$1,448,430
Refer to the end of the tables for footnotes.

299	American Funds Insurance Series

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,756	$—	$—	$1,756
Unrealized appreciation on open forward currency contracts	—	5,127	—	5,127
Unrealized appreciation on centrally cleared interest rate swaps	—	711	—	711
Liabilities:
Value of options written	—	(79)	—	(79)
Unrealized depreciation on futures contracts	(3,684)	—	—	(3,684)
Unrealized depreciation on open forward currency contracts	—	(5,184)	—	(5,184)
Unrealized depreciation on bilateral interest rate swaps	—	(5,937)	—	(5,937)
Unrealized depreciation on centrally cleared interest rate swaps	—	(771)	—	(771)
Unrealized depreciation on centrally cleared credit default swaps	—	(113)	—	(113)
Total	$(1,928)	$(6,246)	$—	$(8,174)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$801,475	$4,433	$805,908
U.S. Treasury bonds & notes	—	3,323	—	3,323
Mortgage-backed obligations	—	—	591	591
Municipals	—	425	—	425
Bonds & notes of governments & government agencies outside the U.S.	—	388	—	388
Convertible bonds & notes	—	391	—	391
Common stocks	29,335	802	29,619	59,756
Preferred securities	—	2,196	1,797	3,993
Rights & warrants	39	—	—	39
Short-term securities	45,641	—	—	45,641
Total	$75,015	$809,000	$36,440	$920,455

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44	$—	$—	$44
Unrealized appreciation on centrally cleared credit default swaps	—	87	—	87
Liabilities:
Unrealized depreciation on futures contracts	(120)	—	—	(120)
Unrealized depreciation on centrally cleared credit default swaps	—	(43)	—	(43)
Total	$(76)	$44	$—	$(32)
1
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2024 (dollars in thousands):
	Beginning value at 1/1/2024	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2024
Investment securities	$37,049	$3,754	$5,925	$(1,158)	$188	$(7,362)	$(1,956)	$36,440
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2024								$(6,930)
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	300

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$5,024	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	29,619	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Broker quote	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	3% - 11%	4%	Decrease
		Market comparables	EV/EBITDA multiple	6.4x	6.4x	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	8% - 15%	9%	Decrease
Preferred securities	1,797	Market comparables	EV/EBITDA multiple	5.1x	5.1x	Increase
			DLOM	15%	15%	Decrease
Rights & warrants	— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$36,440
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations and symbols
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$93,753	$—	$93,753
U.S. Treasury bonds & notes	—	9,377	—	9,377
Asset-backed obligations	—	1,908	—	1,908
Short-term securities	—	9,730	—	9,730
Options purchased on futures (equity style)	17	—	—	17
Total	$17	$114,768	$—	$114,785

301	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$160	$—	$—	$160
Unrealized appreciation on centrally cleared interest rate swaps	—	141	—	141
Liabilities:
Unrealized depreciation on futures contracts	(501)	—	—	(501)
Total	$(341)	$141	$—	$(200)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$992,473	$—	$992,473
U.S. Treasury bonds & notes	—	537,058	—	537,058
Federal agency bonds & notes	—	66,258	—	66,258
Short-term securities	—	263,809	—	263,809
Options purchased on futures (equity style)	247	—	—	247
Total	$247	$1,859,598	$—	$1,859,845

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,149	$—	$—	$3,149
Unrealized appreciation on centrally cleared interest rate swaps	—	19,323	—	19,323
Liabilities:
Unrealized depreciation on futures contracts	(10,066)	—	—	(10,066)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,531)	—	(5,531)
Total	$(6,917)	$13,792	$—	$6,875
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	302

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

303	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	304

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

305	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

American Funds Insurance Series	306

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

307	American Funds Insurance Series

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$17	$8	$10	$7
Global Small Capitalization Fund	30,764	22,924	9,697	20,632
Growth Fund	20,610	21,119	—	19,007
International Fund	5,960	1,385	4,893	1,246
New World Fund	17,950	13,763	4,788	12,387
Washington Mutual Investors Fund	50,467	51,510	—	46,359
Capital World Growth and Income Fund	10,634	10,604	562	9,544
Growth-Income Fund	50,176	52,701	9	47,431
International Growth and Income Fund	440	410	45	369
Capital Income Builder	10,664	11,199	—	10,079
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

American Funds Insurance Series	308

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $726,000, $3,000 and $1,158,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Asset Allocation Fund and Capital World Bond Fund, respectively, and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

309	American Funds Insurance Series

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series	310

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

311	American Funds Insurance Series

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.
The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$22,734	$21,389	$3,536	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	652	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	144,719	Not applicable	16,229	5,047*
Asset Allocation Fund	Not applicable	Not applicable	2,489,759	Not applicable	685,119	27,186
Global Balanced Fund	$10,100*	Not applicable	41,170	40,799	16,523	7,751
The Bond Fund of America	Not applicable	Not applicable	6,978,860	146,926	519,492	99,195
Capital World Bond Fund	195,005	$8,704	594,167	506,504	231,029	84,256
American High-Income Trust	Not applicable	Not applicable	46,788	Not applicable	Not applicable	14,936
American Funds Mortgage Fund	23,807	Not applicable	100,879	Not applicable	1,828	Not applicable
U.S. Government Securities Fund	743,513	Not applicable	1,957,325	Not applicable	1,060,899	Not applicable
Managed Risk Growth Fund	444,657	Not applicable	1,400	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	101,366	Not applicable	938	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	274,073	Not applicable	2,186	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,078,500	Not applicable	4,999	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	341,763	Not applicable	39,396	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	312

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$56	Unrealized depreciation[1]	$45
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	220	Unrealized depreciation on open forward currency contracts	140
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	99
			$276		$289

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(275)	Net unrealized appreciation (depreciation) on futures contracts	$32
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(195)	Net unrealized appreciation (depreciation) on forward currency contracts	193
Swap	Interest	Net realized gain (loss) on swap contracts	(225)	Net unrealized appreciation (depreciation) on swap contracts	(199)
			$(695)		$26
International Growth and Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$10	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$—	Net unrealized appreciation (depreciation) on forward currency contracts	$10
Refer to the end of the tables for footnotes.

313	American Funds Insurance Series

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$115	Unrealized depreciation[1]	$1,093
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	471	Unrealized depreciation[1]	—
			$586		$1,093

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,041)	Net unrealized appreciation (depreciation) on futures contracts	$(3,434)
Swap	Interest	Net realized gain (loss) on swap contracts	(50)	Net unrealized appreciation (depreciation) on swap contracts	417
Swap	Credit	Net realized gain (loss) on swap contracts	565	Net unrealized appreciation (depreciation) on swap contracts	(380)
			$(526)		$(3,397)
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$5,065	Unrealized depreciation[1]	$7,989
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	119
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	147	Unrealized depreciation[1]	4
			$5,212		$8,113

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(18,108)	Net unrealized appreciation (depreciation) on futures contracts	$(10,100)
Swap	Interest	Net realized gain (loss) on swap contracts	5,247	Net unrealized appreciation (depreciation) on swap contracts	(1,259)
Swap	Credit	Net realized gain (loss) on swap contracts	672	Net unrealized appreciation (depreciation) on swap contracts	47
			$(12,189)		$(11,312)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	314

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$77	Unrealized depreciation[1]	$315
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	327	Unrealized depreciation on open forward currency contracts	509
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	43	Unrealized depreciation[1]	44
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	325
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	— [2]	Unrealized depreciation[1]	5
			$448		$1,198

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6)	Net unrealized appreciation (depreciation) on investments	$—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	11	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	31	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	707	Net unrealized appreciation (depreciation) on futures contracts	(585)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(350)	Net unrealized appreciation (depreciation) on forward currency contracts	(500)
Swap	Interest	Net realized gain (loss) on swap contracts	(430)	Net unrealized appreciation (depreciation) on swap contracts	(252)
Swap	Credit	Net realized gain (loss) on swap contracts	120	Net unrealized appreciation (depreciation) on swap contracts	(14)
			$83		$(1,351)
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$12,596	Unrealized depreciation[1]	$42,846
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,223	Unrealized depreciation on open forward currency contracts	1,396
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	6,274	Unrealized depreciation[1]	1,231
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	11,623
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	14	Unrealized depreciation[1]	—
			$22,107		$57,096

Refer to the end of the tables for footnotes.

315	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(66,722)	Net unrealized appreciation (depreciation) on futures contracts	$(88,520)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	6,627	Net unrealized appreciation (depreciation) on forward currency contracts	2,723
Swap	Interest	Net realized gain (loss) on swap contracts	3,365	Net unrealized appreciation (depreciation) on swap contracts	(6,935)
Swap	Credit	Net realized gain (loss) on swap contracts	(7,815)	Net unrealized appreciation (depreciation) on swap contracts	1,483
			$(64,545)		$(91,249)
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	79
Futures	Interest	Unrealized appreciation[1]	1,756	Unrealized depreciation[1]	3,684
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,127	Unrealized depreciation on open forward currency contracts	5,184
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	711	Unrealized depreciation[1]	771
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	5,937
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	113
			$7,595		$15,768

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	$158	Net unrealized appreciation (depreciation) on options purchased	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	975	Net unrealized appreciation (depreciation) on options written	(60)
Futures	Interest	Net realized gain (loss) on futures contracts	6,892	Net unrealized appreciation (depreciation) on futures contracts	(7,830)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3,919)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,890)
Swap	Interest	Net realized gain (loss) on swap contracts	(3,401)	Net unrealized appreciation (depreciation) on swap contracts	(5,112)
Swap	Credit	Net realized gain (loss) on swap contracts	319	Net unrealized appreciation (depreciation) on swap contracts	(631)
			$1,024		$(17,523)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	316

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$44	Unrealized depreciation[1]	$120
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	87	Unrealized depreciation[1]	43
			$131		$163

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(128)	Net unrealized appreciation (depreciation) on futures contracts	$(85)
Swap	Credit	Net realized gain (loss) on swap contracts	(396)	Net unrealized appreciation (depreciation) on swap contracts	24
			$(524)		$(61)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$17	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	160	Unrealized depreciation[1]	501
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	141	Unrealized depreciation[1]	—
			$318		$501

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6)	Net unrealized appreciation (depreciation) on investments	$(7)
Options written (equity style)	Interest	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	(570)	Net unrealized appreciation (depreciation) on futures contracts	(1,341)
Swap	Interest	Net realized gain (loss) on swap contracts	35	Net unrealized appreciation (depreciation) on swap contracts	131
			$(534)		$(1,217)
Refer to the end of the tables for footnotes.

317	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$247	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	3,149	Unrealized depreciation[1]	10,066
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	19,323	Unrealized depreciation[1]	5,531
			$22,719		$15,597

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(773)	Net unrealized appreciation (depreciation) on investments	$(124)
Options written (equity style)	Interest	Net realized gain (loss) on options written	478	Net unrealized appreciation (depreciation) on options written	343
Futures	Interest	Net realized gain (loss) on futures contracts	(3,003)	Net unrealized appreciation (depreciation) on futures contracts	(25,735)
Swap	Interest	Net realized gain (loss) on swap contracts	4,799	Net unrealized appreciation (depreciation) on swap contracts	(1,261)
			$1,501		$(26,777)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,702	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	4	Unrealized depreciation[1]	—
Futures	Equity	Unrealized appreciation[1]	467	Unrealized depreciation[1]	(4)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(4)
			$2,173		$(8)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,833)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$650
Futures	Currency	Net realized gain (loss) on futures contracts	(125)	Net unrealized appreciation (depreciation) on futures contracts	4
Futures	Equity	Net realized gain (loss) on futures contracts	(9,305)	Net unrealized appreciation (depreciation) on futures contracts	73
Futures	Interest	Net realized gain (loss) on futures contracts	21	Net unrealized appreciation (depreciation) on futures contracts	(95)
			$(13,242)		$632
Refer to the end of the tables for footnotes.

American Funds Insurance Series	318

Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$492	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	104	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(3)
			$596		$(3)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(926)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$105
Futures	Equity	Net realized gain (loss) on futures contracts	(3,147)	Net unrealized appreciation (depreciation) on futures contracts	169
Futures	Interest	Net realized gain (loss) on futures contracts	(11)	Net unrealized appreciation (depreciation) on futures contracts	(29)
			$(4,084)		$245
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$851	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(66)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(8)
			$851		$(74)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,569)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$388
Futures	Currency	Net realized gain (loss) on futures contracts	(55)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(3,239)	Net unrealized appreciation (depreciation) on futures contracts	(322)
Futures	Interest	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	(73)
			$(5,880)		$(7)
Refer to the end of the tables for footnotes.

319	American Funds Insurance Series

Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$8,473	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(992)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(25)
			$8,473		$(1,017)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(27,277)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$4,781
Futures	Currency	Net realized gain (loss) on futures contracts	(242)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(1,251)	Net unrealized appreciation (depreciation) on futures contracts	(2,900)
Futures	Interest	Net realized gain (loss) on futures contracts	(34)	Net unrealized appreciation (depreciation) on futures contracts	(165)
			$(28,804)		$1,716
Refer to the end of the tables for footnotes.

American Funds Insurance Series	320

Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,451	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(409)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(314)
			$1,451		$(723)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,740)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$316
Futures	Currency	Net realized gain (loss) on futures contracts	(122)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(10,161)	Net unrealized appreciation (depreciation) on futures contracts	(801)
Futures	Interest	Net realized gain (loss) on futures contracts	(343)	Net unrealized appreciation (depreciation) on futures contracts	(1,327)
			$(13,366)		$(1,812)
1
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

321	American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$1	$ (1)	$ —	$ —	$ —
Citibank	15	(15)	—	—	—
Goldman Sachs	7	(7)	—	—	—
JPMorgan Chase	35	(34)	—	—	1
Morgan Stanley	50	—	—	—	50
Standard Chartered Bank	68	(18)	—	—	50
UBS AG	44	(19)	—	—	25
Total	$220	$ (94)	$ —	$ —	$126
Liabilities:
Barclays Bank PLC	$64	$ (1)	$ —	$ —	$63
BNP Paribas	1	—	—	—	1
Citibank	34	(15)	—	—	19
Goldman Sachs	67	(7)	—	—	60
HSBC Bank	2	—	—	—	2
JPMorgan Chase	34	(34)	—	—	—
Standard Chartered Bank	18	(18)	—	—	—
UBS AG	19	(19)	—	—	—
Total	$239	$ (94)	$ —	$ —	$145
International Growth and Income Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
UBS AG	$10	$ —	$ —	$ —	$10
Total	$10	$ —	$ —	$ —	$10
Refer to the end of the tables for footnote.

American Funds Insurance Series	322

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$5	$ (5)	$ —	$ —	$ —
Barclays Bank PLC	1	(1)	—	—	—
BNP Paribas	3	(3)	—	—	—
Citibank	47	(47)	—	—	—
HSBC Bank	25	(11)	—	—	14
JPMorgan Chase	87	(4)	—	—	83
Morgan Stanley	57	(57)	—	—	—
Standard Chartered Bank	38	(24)	—	—	14
UBS AG	65	(65)	—	—	—
Total	$328	$ (217)	$ —	$ —	$111
Liabilities:
Bank of America	$92	$ (5)	$ —	$ —	$87
Bank of New York Mellon	8	—	—	—	8
Barclays Bank PLC	55	(1)	—	—	54
BNP Paribas	16	(3)	—	—	13
Citibank	63	(47)	—	—	16
Goldman Sachs	199	—	(199)	—	—
HSBC Bank	11	(11)	—	—	—
JPMorgan Chase	4	(4)	—	—	—
Morgan Stanley	262	(57)	—	—	205
Standard Chartered Bank	24	(24)	—	—	—
UBS AG	100	(65)	—	—	35
Total	$834	$ (217)	$ (199)	$ —	$418
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$895	$ —	$ —	$ (850)	$45
Morgan Stanley	521	(31)	—	(410)	80
UBS AG	1,807	(1,070)	(571)	—	166
Total	$3,223	$ (1,101)	$ (571)	$ (1,260)	$291
Liabilities:
Bank of America	$567	$ —	$ (319)	$ —	$248
Barclays Bank PLC	4,900	—	(4,849)	—	51
BNP Paribas	3,229	—	(3,229)	—	—
Goldman Sachs	3,222	—	(2,991)	—	231
Morgan Stanley	31	(31)	—	—	—
UBS AG	1,070	(1,070)	—	—	—
Total	$13,019	$ (1,101)	$ (11,388)	$ —	$530
Refer to the end of the tables for footnote.

323	American Funds Insurance Series

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$33	$ (33)	$ —	$ —	$ —
Barclays Bank PLC	23	(23)	—	—	—
BNP Paribas	85	(85)	—	—	—
Citibank	913	(216)	—	(697)	—
Goldman Sachs	44	(44)	—	—	—
HSBC Bank	944	(205)	—	(630)	109
JPMorgan Chase	1,096	—	(1,096)	—	—
Morgan Stanley	793	(793)	—	—	—
Standard Chartered Bank	420	(420)	—	—	—
UBS AG	776	(776)	—	—	—
Total	$5,127	$ (2,595)	$ (1,096)	$ (1,327)	$109
Liabilities:
Bank of America	$1,449	$ (33)	$ (1,204)	$ —	$212
Bank of New York Mellon	121	—	—	—	121
Barclays Bank PLC	1,101	(23)	(941)	—	137
BNP Paribas	136	(85)	—	—	51
Citibank	216	(216)	—	—	—
Goldman Sachs	3,720	(44)	(3,544)	—	132
HSBC Bank	205	(205)	—	—	—
Morgan Stanley	2,559	(793)	(1,631)	—	135
Standard Chartered Bank	478	(420)	—	—	58
UBS AG	1,212	(776)	(285)	—	151
Total	$11,197	$ (2,595)	$ (7,605)	$ —	$997
*
Collateral is shown on a settlement basis.

American Funds Insurance Series	324

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2024, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$2,348	$155	$935
Growth Fund	1,817	123	931
New World Fund	900	50	553
Washington Mutual Investors Fund	32	—	2
Growth-Income Fund	132	—	50
International Growth and Income Fund	12	—	1
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

325	American Funds Insurance Series

Additional tax basis disclosures for each fund as of December 31, 2024, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward[1]	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
Gross unrealized appreciation on investments	3,128,265	810,352	27,437,857	1,818,515	1,108,376	4,103,451
Gross unrealized depreciation on investments	(249,358)	(145,187)	(591,039)	(225,761)	(144,397)	(169,199)
Net unrealized appreciation (depreciation) on investments	2,878,907	665,165	26,846,818	1,592,754	963,979	3,934,252
Cost of investments	5,160,771	2,365,949	20,989,527	5,195,920	2,479,207	7,170,946
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	1	—	—	1	(1)

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward[1]	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
Gross unrealized appreciation on investments	283	709,601	17,555,327	68,401	289,059	8,126,096
Gross unrealized depreciation on investments	(721)	(65,723)	(233,601)	(23,915)	(38,257)	(775,545)
Net unrealized appreciation (depreciation) on investments	(438)	643,878	17,321,726	44,486	250,802	7,350,551
Cost of investments	14,964	1,250,255	24,050,081	277,505	1,126,041	20,037,194
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	—	1	(25)	2

Refer to the end of the tables for footnote.

American Funds Insurance Series	326

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward[1]	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
Gross unrealized appreciation on investments	68,678	98,481	20,754	46,007	919	33
Gross unrealized depreciation on investments	(18,543)	(418,089)	(133,529)	(35,790)	(2,823)	(10)
Net unrealized appreciation (depreciation) on investments	50,135	(319,608)	(112,775)	10,217	(1,904)	23
Cost of investments	344,684	11,609,138	1,553,090	911,635	116,489	341,138
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	(1)	—	(1)	1

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$14,192	$3,030	$1,479	$4,678	$29,096	$34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward[1]	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
Gross unrealized appreciation on investments	33,808	154,662	12,181	65,731	438,778	164,475
Gross unrealized depreciation on investments	(75,752)	(99,488)	(23,465)	(27,103)	(88,157)	(32,472)
Net unrealized appreciation (depreciation) on investments	(41,944)	55,174	(11,284)	38,628	350,621	132,003
Cost of investments	1,908,664	471,462	125,279	283,469	1,823,430	1,893,639
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	—	—	—	—	—
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$65,173	$99,126	$164,299	$36,245	$238,315	$274,560
Class 1A	319	536	855	148	1,195	1,343
Class 2	57,169	103,301	160,470	30,048	259,863	289,911
Class 4	12,745	23,878	36,623	4,681	49,927	54,608
Total	$135,406	$226,841	$362,247	$71,122	$549,300	$620,422

327	American Funds Insurance Series

Global Small Capitalization Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$24,044	$21,820	$45,864	$4,595	$11,794	$16,389
Class 1A	120	119	239	12	59	71
Class 2	42,943	43,051	85,994	4,713	23,554	28,267
Class 4	6,428	7,070	13,498	76	3,623	3,699
Total	$73,535	$72,060	$145,595	$9,396	$39,030	$48,426
Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$121,696	$433,019	$554,715	$93,186	$861,352	$954,538
Class 1A	1,328	7,268	8,596	926	13,243	14,169
Class 2	72,492	433,759	506,251	58,531	924,799	983,330
Class 3	1,123	5,725	6,848	883	11,837	12,720
Class 4	9,370	97,988	107,358	5,132	167,524	172,656
Total	$206,009	$977,759	$1,183,768	$158,658	$1,978,755	$2,137,413
International Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$46,267	$—	$46,267	$50,154	$—	$50,154
Class 1A	157	—	157	150	—	150
Class 2	40,220	—	40,220	42,608	—	42,608
Class 3	191	—	191	219	—	219
Class 4	4,485	—	4,485	4,367	—	4,367
Total	$91,320	$—	$91,320	$97,498	$—	$97,498
New World Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,713	$8,227	$37,940	$28,772	$—	$28,772
Class 1A	167	49	216	146	—	146
Class 2	11,293	3,828	15,121	11,303	—	11,303
Class 4	9,604	3,785	13,389	9,222	—	9,222
Total	$50,777	$15,889	$66,666	$49,443	$—	$49,443

American Funds Insurance Series	328

Washington Mutual Investors Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$111,395	$50,394	$161,789	$118,356	$52,370	$170,726
Class 1A	426	202	628	338	194	532
Class 2	46,990	24,567	71,557	51,574	26,108	77,682
Class 4	23,694	12,608	36,302	20,772	11,035	31,807
Total	$182,505	$87,771	$270,276	$191,040	$89,707	$280,747
U.S. Small and Mid Cap Equity Fund
	For the period November 15, 2024[2] to December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— [3]	$—	$— [3]
Class 1A	— [3]	—	— [3]
Class 2	— [3]	—	— [3]
Class 4	13	—	13
Total	$13	$—	$13
Capital World Growth and Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,350	$—	$11,350	$11,646	$—	$11,646
Class 1A	144	—	144	125	—	125
Class 2	17,039	—	17,039	18,495	—	18,495
Class 4	3,943	—	3,943	3,732	—	3,732
Total	$32,476	$—	$32,476	$33,998	$—	$33,998
Growth-Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$338,365	$1,023,186	$1,361,551	$327,645	$1,077,919	$1,405,564
Class 1A	495	1,702	2,197	440	1,649	2,089
Class 2	163,135	597,677	760,812	164,035	642,837	806,872
Class 3	1,879	6,513	8,392	1,848	6,857	8,705
Class 4	26,050	105,495	131,545	22,003	96,356	118,359
Total	$529,924	$1,734,573	$2,264,497	$515,971	$1,825,618	$2,341,589
Refer to the end of the tables for footnotes.

329	American Funds Insurance Series

International Growth and Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$461	$—	$461	$394	$—	$394
Class 1A	156	—	156	151	—	151
Class 2	3,897	—	3,897	3,949	—	3,949
Class 4	3,584	—	3,584	3,139	—	3,139
Total	$8,098	$—	$8,098	$7,633	$—	$7,633
Capital Income Builder
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,390	$—	$25,390	$19,561	$—	$19,561
Class 1A	397	—	397	290	—	290
Class 2	575	—	575	410	—	410
Class 4	19,314	—	19,314	14,650	—	14,650
Total	$45,676	$—	$45,676	$34,911	$—	$34,911
Asset Allocation Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$374,078	$678,739	$1,052,817	$364,001	$578,217	$942,218
Class 1A	848	1,422	2,270	663	1,038	1,701
Class 2	92,429	187,595	280,024	91,196	163,182	254,378
Class 3	693	1,326	2,019	644	1,097	1,741
Class 4	127,247	278,890	406,137	111,055	215,145	326,200
Total	$595,295	$1,147,972	$1,743,267	$567,559	$958,679	$1,526,238
American Funds Global Balanced Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,963	$—	$1,963	$1,780	$11,386	$13,166
Class 1A	64	—	64	43	310	353
Class 2	2,714	—	2,714	2,558	18,886	21,444
Class 4	2,307	—	2,307	1,750	14,227	15,977
Total	$7,048	$—	$7,048	$6,131	$44,809	$50,940
Refer to the end of the tables for footnotes.

American Funds Insurance Series	330

The Bond Fund of America
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$305,561	$—	$305,561	$246,119	$—	$246,119
Class 1A	8,909	—	8,909	8,577	—	8,577
Class 2	115,243	—	115,243	97,823	—	97,823
Class 4	45,913	—	45,913	30,097	—	30,097
Total	$475,626	$—	$475,626	$382,616	$—	$382,616
Capital World Bond Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$15,387	$—	$15,387	$—	$—	$—
Class 1A	983	—	983	—	—	—
Class 2	16,410	—	16,410	—	—	—
Class 4	1,135	—	1,135	—	—	—
Total	$33,915	$—	$33,915	$—	$—	$—
American High-Income Trust
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$15,191	$—	$15,191	$15,308	$—	$15,308
Class 1A	199	—	199	171	—	171
Class 2	35,147	—	35,147	36,274	—	36,274
Class 3	529	—	529	556	—	556
Class 4	8,336	—	8,336	5,957	—	5,957
Total	$59,402	$—	$59,402	$58,266	$—	$58,266
American Funds Mortgage Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$804	$—	$804	$656	$—	$656
Class 1A	121	—	121	71	—	71
Class 2	1,928	—	1,928	1,633	—	1,633
Class 4	2,148	—	2,148	1,600	—	1,600
Total	$5,001	$—	$5,001	$3,960	$—	$3,960
Refer to the end of the tables for footnotes.

331	American Funds Insurance Series

Ultra-Short Bond Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,996	$—	$1,996	$1,981	$—	$1,981
Class 1A	6	—	6	5	—	5
Class 2	12,857	—	12,857	12,823	—	12,823
Class 3	205	—	205	198	—	198
Class 4	2,569	—	2,569	2,524	—	2,524
Total	$17,633	$—	$17,633	$17,531	$—	$17,531
U.S. Government Securities Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,248	$—	$11,248	$9,817	$—	$9,817
Class 1A	11,344	—	11,344	171	—	171
Class 2	42,551	—	42,551	39,205	—	39,205
Class 3	204	—	204	219	—	219
Class 4	7,920	—	7,920	6,275	—	6,275
Total	$73,267	$—	$73,267	$55,687	$—	$55,687
Managed Risk Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$93	$—	$93	$129	$2,315	$2,444
Class P2	2,326	—	2,326	5,596	103,643	109,239
Total	$2,419	$—	$2,419	$5,725	$105,958	$111,683
Managed Risk International Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$—	$29	$29	$127	$156
Class P2	1,532	—	1,532	1,939	8,757	10,696
Total	$1,561	$—	$1,561	$1,968	$8,884	$10,852
Managed Risk Washington Mutual Investors Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$53	$—	$53	$58	$363	$421
Class P2	5,422	—	5,422	5,936	41,630	47,566
Total	$5,475	$—	$5,475	$5,994	$41,993	$47,987
Refer to the end of the tables for footnotes.

American Funds Insurance Series	332

Managed Risk Growth-Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$33,022	$25,142	$58,164	$30,230	$230,056	$260,286
Class P2	4,085	3,659	7,744	3,723	33,365	37,088
Total	$37,107	$28,801	$65,908	$33,953	$263,421	$297,374
Managed Risk Asset Allocation Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$226	$138	$364	$164	$851	$1,015
Class P2	39,976	28,786	68,762	38,569	247,531	286,100
Total	$40,202	$28,924	$69,126	$38,733	$248,382	$287,115
2
Commencement of operations.
3
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended December 31, 2024, total investment advisory services fees waived by CRMC were $53,524,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

333	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the year ended December 31, 2024, before waiver	For the year ended December 31, 2024, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.614
Growth Fund	.500	.275	.6	44.0	.306	.306
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.225
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.372
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.484	.484
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.208
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.278
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.221
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.228
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	334

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,079
Class 1A	$—	$48	6
Class 2	9,121	Not applicable	1,094
Class 4	2,135	2,135	256
Total class-specific expenses	$11,256	$2,183	$2,435
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$293
Class 1A	$—	$14	2
Class 2	4,526	Not applicable	543
Class 4	755	755	91
Total class-specific expenses	$5,281	$769	$929

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5,875
Class 1A	$—	$821	98
Class 2	48,236	Not applicable	5,788
Class 3	467	Not applicable	78
Class 4	10,843	10,843	1,301
Total class-specific expenses	$59,546	$11,664	$13,140
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,002
Class 1A	$—	$33	4
Class 2	8,593	Not applicable	1,031
Class 3	29	Not applicable	5
Class 4	1,108	1,108	133
Total class-specific expenses	$9,730	$1,141	$2,175

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$555
Class 1A	$—	$27	3
Class 2	2,062	Not applicable	247
Class 4	2,039	2,039	245
Total class-specific expenses	$4,101	$2,066	$1,050
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,884
Class 1A	$—	$65	8
Class 2	7,523	Not applicable	903
Class 4	3,915	3,915	470
Total class-specific expenses	$11,438	$3,980	$3,265

335	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$—
Class 1A	$—	$—	—
Class 2	—	Not applicable	—
Class 4	— *	— *	1
Total class-specific expenses	$— *	$— *	$1
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$179
Class 1A	$—	$21	3
Class 2	2,627	Not applicable	315
Class 4	638	637	77
Total class-specific expenses	$3,265	$658	$574

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,144
Class 1A	$—	$100	12
Class 2	34,129	Not applicable	4,096
Class 3	272	Not applicable	45
Class 4	6,020	6,019	722
Total class-specific expenses	$40,421	$6,119	$12,019
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$15	2
Class 2	401	Not applicable	48
Class 4	377	377	45
Total class-specific expenses	$778	$392	$100

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$209
Class 1A	$—	$28	4
Class 2	40	Not applicable	5
Class 4	1,512	1,512	181
Total class-specific expenses	$1,552	$1,540	$399
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4,805
Class 1A	$—	$90	11
Class 2	10,896	Not applicable	1,308
Class 3	57	Not applicable	9
Class 4	15,908	15,908	1,909
Total class-specific expenses	$26,861	$15,998	$8,042

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$30
Class 1A	$—	$8	1
Class 2	393	Not applicable	47
Class 4	345	344	41
Total class-specific expenses	$738	$352	$119
Refer to the end of the tables for footnote.
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,120
Class 1A	$—	$580	70
Class 2	7,062	Not applicable	847
Class 4	2,666	2,666	320
Total class-specific expenses	$9,728	$3,246	$3,357

American Funds Insurance Series	336

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$191
Class 1A	$—	$64	8
Class 2	1,986	Not applicable	238
Class 4	143	144	17
Total class-specific expenses	$2,129	$208	$454
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$68
Class 1A	$—	$7	1
Class 2	1,337	Not applicable	161
Class 3	15	Not applicable	2
Class 4	317	317	38
Total class-specific expenses	$1,669	$324	$270

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$6	1
Class 2	108	Not applicable	13
Class 4	122	122	14
Total class-specific expenses	$230	$128	$33
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$12
Class 1A	$—	$— †	— †
Class 2	654	Not applicable	78
Class 3	7	Not applicable	1
Class 4	130	130	16
Total class-specific expenses	$791	$130	$107

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$78
Class 1A	$—	$403	48
Class 2	2,657	Not applicable	319
Class 3	10	Not applicable	2
Class 4	477	477	57
Total class-specific expenses	$3,144	$880	$504
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$33
Class P2	$1,266	1,266
Total class-specific expenses	$1,266	$1,299

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$302	302
Total class-specific expenses	$302	$307
Refer to the end of the tables for footnote.
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$7
Class P2	$814	814
Total class-specific expenses	$814	$821

337	American Funds Insurance Series

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,886
Class P2	$701	701
Total class-specific expenses	$701	$5,587
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$26
Class P2	$5,198	5,198
Total class-specific expenses	$5,198	$5,224
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund, Managed Risk International Fund, and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2024, total fees and expenses reimbursed by CRMC were $55,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$20	$27	$47
Global Small Capitalization Fund	8	10	18
Growth Fund	106	142	248
International Fund	18	24	42
New World Fund	9	11	20
Washington Mutual Investors Fund	27	36	63
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	5	6	11
Growth-Income Fund	99	131	230
International Growth and Income Fund	1	1	2
Capital Income Builder	3	4	7
Asset Allocation Fund	67	88	155
American Funds Global Balanced Fund	1	1	2
The Bond Fund of America	28	37	65
Capital World Bond Fund	4	5	9
American High-Income Trust	2	3	5
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	1	2
U.S. Government Securities Fund	4	6	10
Managed Risk Growth Fund	1	2	3
Managed Risk International Fund	1	— *	1
Managed Risk Washington Mutual Investors Fund	1	1	2
Managed Risk Growth-Income Fund	6	7	13
Managed Risk Asset Allocation Fund	6	6	12
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

American Funds Insurance Series	338

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$276,216	$236,679	$123,467
Global Small Capitalization Fund	24,215	39,957	9,327
Growth Fund	392,395	375,282	105,490
International Fund	70,631	172,362	4,917
New World Fund	45,374	59,032	2,208
Washington Mutual Investors Fund	117,827	97,485	23,095
Capital World Growth and Income Fund	25,388	32,356	5,754
Growth-Income Fund	552,860	1,142,847	444,349
International Growth and Income Fund	5,059	5,739	275
Capital Income Builder	18,368	11,457	2,718
Asset Allocation Fund	211,387	146,463	47,725
American Funds Global Balanced Fund	5,713	7,278	1,892
American High-Income Trust	220	220	—
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2024.

339	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344
Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77
Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	340

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090
Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [3]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Year ended December 31, 2023
Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)
Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)
Refer to the end of the tables for footnotes.

341	American Funds Insurance Series

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)
Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620
Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period November 15, 2024[2] to December 31, 2024
Class 1	$10	1	$— [3]	— [3]	$—	—	$10	1
Class 1A	10	1	— [3]	— [3]	—	—	10	1
Class 2	10	1	— [3]	— [3]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the tables for footnotes.

American Funds Insurance Series	342

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862
Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497
Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)
Refer to the end of the tables for footnotes.

343	American Funds Insurance Series

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670
Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471
Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941
Refer to the end of the tables for footnotes.

American Funds Insurance Series	344

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419
Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589
Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198
Refer to the end of the tables for footnotes.

345	American Funds Insurance Series

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724
Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85
Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	346

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681
Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573
Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014
Refer to the end of the tables for footnotes.

347	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
Year ended December 31, 2023
Class 1	$15,301	1,322	$1,981	175	$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9	5	— [3]	—	—	109	9
Class 2	49,580	4,448	12,823	1,169	(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28	198	17	(579)	(51)	(62)	(6)
Class 4	32,945	2,924	2,524	229	(60,576)	(5,393)	(25,107)	(2,240)
Total net increase (decrease)	$98,249	8,731	$17,531	1,590	$(175,828)	(15,651)	$(60,048)	(5,330)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)
Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Year ended December 31, 2023
Class P1	$2,318	221	$2,445	252	$(1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717
Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$63,436	7,059
Refer to the end of the tables for footnotes.

American Funds Insurance Series	348

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Year ended December 31, 2023
Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229
Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$1,591	255
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134
Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$19,234	2,145
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731
Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576
Refer to the end of the tables for footnotes.

349	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080
Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351
1
Includes exchanges between share classes of the fund.
2
Commencement of operations.
3
Amount less than one thousand.
11. Ownership concentration

At December 31, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 15% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 18% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, CRMC held aggregate ownership of 100% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.
12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2024 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,164,887	$1,404,853	$9,972,568	$2,417,180	$1,820,644	$3,260,404
Sales of investment securities*	3,769,006	1,651,883	13,805,985	3,239,267	1,935,286	4,101,698
Non-U.S. taxes paid on dividend income	5,391	4,051	6,800	10,559	5,330	1,790
Non-U.S. taxes paid on interest income	—	25	—	—	99	—
Non-U.S. taxes paid (refunded) on realized gains	449	9,294	—	19,388	11,656	—
Non-U.S. taxes provided on unrealized appreciation	4,595	19,329	—	30,847	20,878	—

Refer to the end of the tables for footnotes.

American Funds Insurance Series	350

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$15,102	$617,083	$17,545,556	$124,782	$1,191,489	$30,001,833
Sales of investment securities*	430	797,075	21,898,856	136,137	1,165,511	31,359,801
Non-U.S. taxes paid on dividend income	—	2,216	5,123	830	1,514	6,746
Non-U.S. taxes paid on interest income	—	—	16	1	—	—
Non-U.S. taxes paid (refunded) on realized gains	—	562	(591)	65	172	—
Non-U.S. taxes provided on unrealized appreciation	—	465	—	92	768	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$523,877	$35,318,918	$3,775,383	$390,487	$668,430	$—
Sales of investment securities*	536,068	35,418,355	3,739,907	379,388	670,997	—
Non-U.S. taxes paid on dividend income	339	—	—	9	—	—
Non-U.S. taxes paid on interest income	10	51	155	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	86	—	64	—	—	—
Non-U.S. taxes provided on unrealized appreciation	226	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$5,968,447	$66,860	$13,222	$26,393	$276,151	$140,909
Sales of investment securities*	5,952,344	160,102	25,321	70,105	573,720	395,647
*
Excludes short-term securities and U.S. government obligations, if any.

351	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
12/31/2024	$33.92	$.44	$4.29	$4.73	$(.67 )	$(1.07)	$(1.74)	$36.91	13.94%	$3,589	.52%	.41%	1.20%
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
Class 1A:
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
Class 2:
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
Class 4:
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
Refer to the end of the tables for footnotes.

American Funds Insurance Series	352

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
12/31/2024	$18.57	$.12	$.34	$.46	$(.23 )	$(.65 )	$(.88 )	$18.15	2.59%	$942	.70%	.67%	.66%
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
Class 1A:
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [4]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [5]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
Class 2:
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [4]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [5]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
Class 4:
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [4]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
Refer to the end of the tables for footnotes.

353	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
12/31/2024	$99.44	$.51	$30.78	$31.29	$(.67 )	$(2.59)	$(3.26)	$127.47	31.96%	$21,469	.34%	.45%
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
Class 1A:
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
Class 2:
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
Class 3:
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
Class 4:
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
Refer to the end of the tables for footnotes.

American Funds Insurance Series	354

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
12/31/2024	$17.50	$.23	$.38	$.61	$(.27 )	$—	$(.27 )	$17.84	3.40%	$3,080	.52%	1.26%
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
Class 1A:
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
Class 2:
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
Class 3:
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
Class 4:
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
Refer to the end of the tables for footnotes.

355	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
12/31/2024	$25.48	$.43	$1.32	$1.75	$(.44 )	$(.12 )	$(.56 )	$26.67	6.86%	$1,800	.64%	.57%	1.60%
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
Class 1A:
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
Class 2:
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
Class 4:
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
Refer to the end of the tables for footnotes.

American Funds Insurance Series	356

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
12/31/2024	$14.49	$.29	$2.51	$2.80	$(.30 )	$(.13 )	$(.43 )	$16.86	19.40%	$6,269	.41%	.26%	1.78%
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
Class 1A:
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
Class 2:
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
Class 4:
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
Refer to the end of the tables for footnotes.

357	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
12/31/2024[6,7]	$10.00	$.01	$(.29 )	$(.28 )	$(.01 )	$—	$(.01 )	$9.71	(2.81)%[8,9]	$— [10]	.59%[9,11]	.54%[9,11]	.72%[9,11]
Class 1A:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,9]	— [10]	.59 [9,11]	.54 [9,11]	.72 [9,11]
Class 2:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,9]	— [10]	.59 [9,11]	.54 [9,11]	.72 [9,11]
Class 4:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[8,9]	15	.59 [9,11]	.55 [9,11]	.71 [9,11]
Refer to the end of the tables for footnotes.

American Funds Insurance Series	358

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
12/31/2024	$13.85	$.27	$1.71	$1.98	$(.30 )	$—	$(.30 )	$15.53	14.24%	$597	.52%	.42%	1.75%
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
Class 1A:
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
Class 2:
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
Class 4:
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
Refer to the end of the tables for footnotes.

359	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
12/31/2024	$59.26	$.84	$13.33	$14.17	$(.89 )	$(2.95)	$(3.84)	$69.59	24.55%	$24,476	.28%	1.28%
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
Class 1A:
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
Class 2:
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
Class 3:
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
Class 4:
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
Refer to the end of the tables for footnotes.

American Funds Insurance Series	360

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
12/31/2024	$10.10	$.28	$.10	$.38	$(.29 )	$—	$(.29 )	$10.19	3.64%	$17	.57%	.57%	2.62%
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
Class 1A:
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
Class 2:
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
Class 4:
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
Refer to the end of the tables for footnotes.

361	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
12/31/2024	$11.63	$.42	$.79	$1.21	$(.45 )	$—	$(.45 )	$12.39	10.45%	$709	.40%	.27%	3.44%
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
Class 1A:
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
Class 2:
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
Class 4:
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
Refer to the end of the tables for footnotes.

American Funds Insurance Series	362

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
12/31/2024	$23.86	$.60	$3.29	$3.89	$(.61 )	$(1.10)	$(1.71)	$26.04	16.73%	$16,023	.30%	2.36%
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
Class 1A:
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
Class 2:
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
Class 3:
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
Class 4:
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
Refer to the end of the tables for footnotes.

363	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
12/31/2024	$12.37	$.34	$.52	$.86	$(.27 )	$—	$(.27 )	$12.96	6.90%	$95	.52%	.51%	2.63%
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
Class 1A:
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
Class 2:
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
Class 4:
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
Refer to the end of the tables for footnotes.

American Funds Insurance Series	364

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
12/31/2024	$9.54	$.44	$(.29 )	$.15	$(.42 )	$—	$(.42 )	$9.27	1.50%	$6,992	.39%	.24%	4.60%
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
Class 1A:
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
Class 2:
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
Class 4:
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
Refer to the end of the tables for footnotes.

365	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
12/31/2024	$10.16	$.42	$(.70 )	$(.28 )	$(.25 )	$—	$(.25 )	$9.63	(2.76)%	$588	.48%	.48%	4.20%
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
Class 1A:
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
Class 2:
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
Class 4:
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
Refer to the end of the tables for footnotes.

American Funds Insurance Series	366

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
12/31/2024	$8.94	$.65	$.24	$.89	$(.64 )	$—	$(.64 )	$9.19	9.92%	$229	.45%	.32%	6.96%
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
Class 1A:
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
Class 2:
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
Class 3:
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
Class 4:
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
Refer to the end of the tables for footnotes.

367	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
12/31/2024	$9.44	$.47	$(.38 )	$.09	$(.45 )	$—	$(.45 )	$9.08	.93%	$17	.39%	.31%	5.04%
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
Class 1A:
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
Class 2:
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
Class 4:
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
Refer to the end of the tables for footnotes.

American Funds Insurance Series	368

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
12/31/2024	$11.35	$.58	$(.01 )	$.57	$(.61 )	$—	$(.61 )	$11.31	5.08%	$39	.30%	4.98%
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
Class 1A:
12/31/2024	11.35	.55	— [4]	.55	(.59 )	—	(.59 )	11.31	4.86	— [10]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [4]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
Class 2:
12/31/2024	10.98	.53	— [4]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [4]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [4]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [4]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [4]	— [4]	— [4]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
Class 3:
12/31/2024	11.13	.54	— [4]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [4]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [4]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [4]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
Class 4:
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
Refer to the end of the tables for footnotes.

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
12/31/2024	$9.91	$.45	$(.35 )	$.10	$(.42 )	$—	$(.42 )	$9.59	.99%	$268	.33%	.27%	4.53%
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
Class 1A:
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
Class 2:
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
Class 3:
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
Class 4:
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
Refer to the end of the tables for footnotes.

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
12/31/2024	$10.86	$.10	$2.48	$2.58	$(.09 )	$—	$(.09 )	$13.35	23.82%	$14	.42%	.37%	.69%	.81%
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
Class P2:
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
Managed Risk International Fund
Class P1:
12/31/2024	$8.36	$.13	$(.12 )	$.01	$(.14 )	$—	$(.14 )	$8.23	(.05 )%	$2	.46%	.37%	.84%	1.50%
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
Class P2:
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2024	$10.50	$.20	$1.28	$1.48	$(.22 )	$—	$(.22 )	$11.76	14.20%	$3	.41%	.36%	.61%	1.80%
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
Class P2:
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
Refer to the end of the tables for footnotes.

371	American Funds Insurance Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
12/31/2024	$12.53	$.21	$2.02	$2.23	$(.23 )	$(.18 )	$(.41 )	$14.35	18.03%	$1,903	.41%	.36%	.63%	1.55%
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
Class P2:
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
Managed Risk Asset Allocation Fund
Class P1:
12/31/2024	$11.90	$.29	$1.45	$1.74	$(.27 )	$(.17 )	$(.44 )	$13.20	14.90%	$12	.41%	.36%	.65%	2.28%
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
Class P2:
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
Refer to the end of the tables for footnotes.

American Funds Insurance Series	372

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Year ended December 31,
	2024	2023	2022	2021	2020
Capital Income Builder	49%	59%	48%	60%	110%
Asset Allocation Fund	43	54	42	45	49
American Funds Global Balanced Fund	55	43	111	36	68
The Bond Fund of America	102	129	77	87	72
Capital World Bond Fund	54	110	114	64	88
American Funds Mortgage Fund	52	85	56	38	123
U.S. Government Securities Fund	43	113	77	126	112
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Year ended December 31,
	2024	2023	2022	2021	2020
Global Growth Fund	41%	29%	29%	18%	17%
Global Small Capitalization Fund	47	36	40	29	38
Growth Fund	23	23	29	25	32
International Fund	35	28	42	44	40
New World Fund	55	36	40	43	70
Washington Mutual Investors Fund	31	29	30	90	40
U.S. Small and Mid Cap Equity Fund	4 [6,7,8]
Capital World Growth and Income Fund	34	29	42	85	36
Growth-Income Fund	45	26	25	24	33
International Growth and Income Fund	39	38	48	41	56
Capital Income Builder	107	149	126	93	184
Asset Allocation Fund	129	159	118	124	145
American Funds Global Balanced Fund	141	103	126	39	86
The Bond Fund of America	398	545	415	456	461
Capital World Bond Fund	269	286	188	91	145
American High-Income Trust	45	40	34	56	78
American Funds Mortgage Fund	644	1053	1141	975	1143
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	398	744	695	433	867
Managed Risk Growth Fund	14	39	97	32	80
Managed Risk International Fund	11	27	82	24	71
Managed Risk Washington Mutual Investors Fund	8	19	70	16	101
Managed Risk Growth-Income Fund	13	21	67	13	38
Managed Risk Asset Allocation Fund	7	13	48	5	30

[1]	Based on average shares outstanding.
[2]
This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds and U.S. Small and Mid Cap Equity Fund.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Annualized.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[14]	Unaudited.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

373	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund (formerly Global Balanced Fund), The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of  December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Global Growth Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
Global Small Capitalization Fund
Growth Fund
International Fund
New World Fund
Washington Mutual Investors Fund
Capital World Growth and Income Fund
Growth-Income Fund
International Growth and Income Fund
Capital Income Builder
Asset Allocation Fund
American Funds Global Balanced Fund
The Bond Fund of America
Capital World Bond Fund
American High-Income Trust
American Funds Mortgage Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Washington Mutual Investors Fund

American Funds Insurance Series	374

Report of Independent Registered Public Accounting Firm

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Managed Risk Growth-Income Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
Managed Risk Asset Allocation Fund
U.S. Small and Mid Cap Equity Fund	For the period November 15, 2024 (commencement of operations) through December 31, 2024.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
February 12, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

375	American Funds Insurance Series

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Insurance Series	376

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the financial statements filed under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) Not applicable.

(3) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(4) Not applicable.

(5) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 4, 2025

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	March 4, 2025

EXHIBIT LIST

Exhibit 19(a)(1)	Registrant's Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 19(a)(3)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 19(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.